SunAmerica Series Trust

SA AB Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 95.2%
Applications Software — 12.2%
Microsoft Corp.	573,370	$159,121,642
PTC, Inc.†	126,422	14,438,657
Roper Technologies, Inc.	72,957	34,283,954

		207,844,253

Athletic Footwear — 3.0%
NIKE, Inc., Class B	409,279	51,037,091

Beverages-Non-alcoholic — 2.1%
Monster Beverage Corp.†	421,500	36,114,120

Building & Construction Products-Misc. — 0.4%
Trex Co., Inc.†	127,279	7,406,365

Coatings/Paint — 0.9%
Sherwin-Williams Co.	54,990	15,120,050

Commercial Services-Finance — 0.3%
PayPal Holdings, Inc.†	62,480	5,493,866

Computer Aided Design — 0.9%
Autodesk, Inc.†	83,025	15,714,972

Computer Data Security — 1.5%
Fortinet, Inc.†	86,016	24,859,484

Computer Services — 0.9%
EPAM Systems, Inc.†	59,305	15,715,232

Diagnostic Kits — 1.6%
IDEXX Laboratories, Inc.†	60,904	26,217,954

Distribution/Wholesale — 1.8%
Copart, Inc.†	266,439	30,280,792

E-Commerce/Products — 5.8%
Amazon.com, Inc.†	34,560	85,903,373
Etsy, Inc.†	137,434	12,807,474

		98,710,847

Electric Products-Misc. — 0.9%
AMETEK, Inc.	114,910	14,508,537

Electronic Components-Semiconductors — 4.4%
Advanced Micro Devices, Inc.†	196,862	16,835,638
IPG Photonics Corp.†	45,859	4,332,758
NVIDIA Corp.	247,886	45,975,417
Texas Instruments, Inc.	40,180	6,840,645

		73,984,458

Electronic Connectors — 1.1%
Amphenol Corp., Class A	258,836	18,506,774

Electronic Forms — 2.3%
Adobe, Inc.†	98,290	38,917,926

Electronic Security Devices — 0.4%
Allegion PLC	51,902	5,929,285

Enterprise Software/Service — 2.2%
Manhattan Associates, Inc.†	39,349	5,137,012
Tyler Technologies, Inc.†	25,490	10,061,158
Veeva Systems, Inc., Class A†	119,746	21,787,785

		36,985,955

Finance-Credit Card — 5.0%
Visa, Inc., Class A	397,322	84,681,238

Industrial Automated/Robotic — 0.5%
Cognex Corp.	125,515	8,488,579

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	6,640	8,482,799

Internet Application Software — 0.3%
Shopify, Inc., Class A†	10,367	4,424,843

Internet Content-Entertainment — 1.4%
Meta Platforms, Inc., Class A†	118,670	23,789,775

Machinery-General Industrial — 0.7%
IDEX Corp.	63,121	11,981,628

Medical Instruments — 4.6%
Edwards Lifesciences Corp.†	322,440	34,107,703
Intuitive Surgical, Inc.†	180,290	43,143,397

		77,251,100

Medical Products — 1.3%
ABIOMED, Inc.†	28,846	8,266,687
Align Technology, Inc.†	49,848	14,451,433

		22,718,120

Medical-Biomedical/Gene — 4.3%
Illumina, Inc.†	21,620	6,413,573
Vertex Pharmaceuticals, Inc.†	246,423	67,327,692

		73,741,265

Medical-Drugs — 3.7%
Zoetis, Inc.	356,574	63,202,742

Medical-HMO — 4.8%
UnitedHealth Group, Inc.	159,290	81,006,930

Networking Products — 1.8%
Arista Networks, Inc.†	269,314	31,124,619

Office Automation & Equipment — 1.2%
Zebra Technologies Corp., Class A†	54,601	20,183,806

Retail-Apparel/Shoe — 0.7%
Burlington Stores, Inc.†	56,491	11,499,308

Retail-Building Products — 2.9%
Home Depot, Inc.	165,770	49,797,308

Retail-Discount — 3.2%
Costco Wholesale Corp.	103,552	55,060,669

Retail-Restaurants — 0.6%
Domino’s Pizza, Inc.	31,710	10,717,980

Semiconductor Components-Integrated Circuits — 4.3%
QUALCOMM, Inc.	527,275	73,655,045

Semiconductor Equipment — 2.0%
ASML Holding NV	25,670	14,471,976
Entegris, Inc.	167,833	18,694,918

		33,166,894

Web Portals/ISP — 7.9%
Alphabet, Inc., Class C†	58,370	134,211,892

Wireless Equipment — 0.8%
Motorola Solutions, Inc.	63,147	13,493,882

TOTAL INVESTMENTS (cost $1,209,316,120)	95.2%	1,616,028,383
Other assets less liabilities	4.8	82,240,591

NET ASSETS	100.0%	$1,698,268,974

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,616,028,383	$—	$—	$1,616,028,383

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA AB Small & Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.3%
Aerospace/Defense — 1.2%
Spirit AeroSystems Holdings, Inc., Class A	160,540	$6,749,102

Airlines — 0.9%
SkyWest, Inc.†	159,452	4,648,026

Apparel Manufacturers — 3.2%
Carter’s, Inc.	80,400	6,772,896
Kontoor Brands, Inc.	1,041	41,359
Ralph Lauren Corp.	55,390	5,779,392
Tapestry, Inc.	146,980	4,838,582

		17,432,229

Auto/Truck Parts & Equipment-Original — 0.6%
Dana, Inc.	222,211	3,290,945

Banks-Commercial — 11.4%
BankUnited, Inc.	155,836	5,850,083
First BanCorp/Puerto Rico	439,740	5,984,861
First Citizens BancShares, Inc., Class A	12,287	7,856,062
First Hawaiian, Inc.	269,520	6,363,367
Synovus Financial Corp.	157,551	6,544,669
Texas Capital Bancshares, Inc.†	107,006	5,495,828
Umpqua Holdings Corp.	258,034	4,267,882
Webster Financial Corp.	132,333	6,615,327
Wintrust Financial Corp.	72,700	6,348,164
Zions Bancorp NA	120,656	6,818,271

		62,144,514

Banks-Super Regional — 1.4%
Comerica, Inc.	89,620	7,339,878

Building Products-Doors & Windows — 0.7%
Masonite International Corp.†	48,888	3,789,798

Building-Heavy Construction — 2.3%
Arcosa, Inc.	100,642	5,387,367
Dycom Industries, Inc.†	85,520	7,261,503

		12,648,870

Building-Residential/Commercial — 3.0%
KB Home	157,730	5,115,184
PulteGroup, Inc.	173,980	7,265,405
Taylor Morrison Home Corp.†	146,741	3,843,147

		16,223,736

Casino Services — 0.8%
Light & Wonder, Inc.†	75,420	4,228,045

Chemicals-Diversified — 1.6%
Huntsman Corp.	138,130	4,678,463
Innospec, Inc.	42,660	4,065,925

		8,744,388

Computer Services — 0.6%
Genpact, Ltd.	82,716	3,330,973

Computers-Other — 1.2%
Lumentum Holdings, Inc.†	77,000	6,253,170

Containers-Paper/Plastic — 2.4%
Berry Global Group, Inc.†	120,990	6,817,787
Sealed Air Corp.	94,397	6,061,231

		12,879,018

Data Processing/Management — 1.1%
CommVault Systems, Inc.†	99,659	6,079,199

E-Marketing/Info — 1.0%
Criteo SA ADR†	222,049	5,502,374

Electric-Integrated — 1.6%
IDACORP, Inc.	83,989	8,833,963

Electronic Components-Misc. — 1.1%
Sensata Technologies Holding PLC†	128,000	5,812,480

Electronic Components-Semiconductors — 1.3%
ON Semiconductor Corp.†	139,140	7,250,585

Electronic Parts Distribution — 1.2%
Avnet, Inc.	151,710	6,623,659

Engineering/R&D Services — 1.4%
AECOM	110,610	7,804,642

Enterprise Software/Service — 1.1%
ACI Worldwide, Inc.†	211,740	5,848,259

Finance-Investment Banker/Broker — 1.1%
Moelis & Co., Class A	131,543	5,822,093

Food-Misc./Diversified — 2.4%
Hain Celestial Group, Inc.†	228,929	7,678,278
Nomad Foods, Ltd.†	299,308	5,525,226

		13,203,504

Gas-Distribution — 1.1%
Southwest Gas Holdings, Inc.	66,740	5,880,461

Home Furnishings — 1.0%
MillerKnoll, Inc.	176,400	5,597,172

Hotels/Motels — 1.1%
Hilton Grand Vacations, Inc.†	123,970	5,805,515

Human Resources — 1.9%
Korn Ferry	89,330	5,488,435
Robert Half International, Inc.	47,949	4,713,866

		10,202,301

Insurance-Multi-line — 2.0%
American Financial Group, Inc.	45,958	6,364,264
Kemper Corp.	91,750	4,235,180

		10,599,444

Insurance-Property/Casualty — 2.2%
Hanover Insurance Group, Inc.	44,240	6,495,317
Selective Insurance Group, Inc.	66,510	5,477,763

		11,973,080

Investment Management/Advisor Services — 1.0%
Stifel Financial Corp.	85,068	5,261,456

Machinery-Construction & Mining — 1.0%
Oshkosh Corp.	60,460	5,588,922

Machinery-Electrical — 2.2%
Regal Rexnord Corp.	45,874	5,837,008
Vertiv Holdings Co.	502,160	6,292,065

		12,129,073

Machinery-General Industrial — 0.8%
Applied Industrial Technologies, Inc.	41,664	4,361,804

Machinery-Pumps — 1.2%
Cactus, Inc., Class A	135,370	6,759,024

Medical Information Systems — 1.5%
Change Healthcare, Inc.†	348,430	8,209,011

Medical Instruments — 1.3%
Integra LifeSciences Holdings Corp.†	114,970	7,031,565

Medical Labs & Testing Services — 2.6%
MEDNAX, Inc.†	340,110	6,298,837
Syneos Health, Inc.†	105,600	7,718,304

		14,017,141

Medical Products — 1.1%
Envista Holdings Corp.†	150,750	5,972,715

Medical-Hospitals — 1.5%
Acadia Healthcare Co., Inc.†	120,780	8,198,546

Metal Processors & Fabrication — 0.9%
Timken Co.	85,320	4,917,845

Oil & Gas Drilling — 1.1%
Helmerich & Payne, Inc.	130,960	6,028,089

Oil Companies-Exploration & Production — 1.7%
Coterra Energy, Inc.	321,181	9,246,801

Oil Refining & Marketing — 1.4%
HF Sinclair Corp.†	202,964	7,716,691

Protection/Safety — 1.0%
ADT, Inc.	790,890	5,417,597

Real Estate Investment Trusts — 8.7%
American Campus Communities, Inc.	136,750	8,843,622
Broadstone Net Lease, Inc.	258,000	5,338,020
Camden Property Trust	56,919	8,930,022
Cousins Properties, Inc.	169,160	6,072,844
CubeSmart	112,758	5,357,133
Physicians Realty Trust	433,250	7,425,905
STAG Industrial, Inc.	145,760	5,439,763

		47,407,309

Rental Auto/Equipment — 2.5%
Herc Holdings, Inc.	52,650	6,729,723
WillScot Mobile Mini Holdings Corp.†	190,590	6,689,709

		13,419,432

Retail-Home Furnishings — 1.2%
Williams-Sonoma, Inc.	51,250	6,687,100

Retail-Misc./Diversified — 1.0%
Sally Beauty Holdings, Inc.†	374,620	5,664,254

Retail-Restaurants — 2.1%
Dine Brands Global, Inc.	83,507	5,986,617
Papa John’s International, Inc.	61,657	5,613,870

		11,600,487

Rubber-Tires — 1.2%
Goodyear Tire & Rubber Co.†	502,520	6,693,566

Semiconductor Equipment — 0.6%
Kulicke & Soffa Industries, Inc.	67,610	3,137,780

Steel-Producers — 2.1%
Carpenter Technology Corp.	122,725	4,685,641
Reliance Steel & Aluminum Co.	32,510	6,445,107

		11,130,748

Steel-Specialty — 0.6%
Allegheny Technologies, Inc.†	128,129	3,482,546

Transport-Equipment & Leasing — 0.6%
GATX Corp.	33,020	3,413,938

Transport-Marine — 1.3%
Kirby Corp.†	111,740	7,285,448

Transport-Truck — 2.3%
Knight-Swift Transportation Holdings, Inc.	134,376	6,435,267
XPO Logistics, Inc.†	114,590	6,163,796

		12,599,063

Wire & Cable Products — 0.9%
Belden, Inc.	88,976	4,593,831

TOTAL INVESTMENTS (cost $505,584,235)	99.3%	540,513,205
Other assets less liabilities	0.7	3,655,332

NET ASSETS	100.0%	$544,168,537

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$540,513,205	$—	$—	$540,513,205

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA BlackRock Multi-Factor 70/30 Portfolio

PORTFOLIO OF INVESTMENTS —  April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
EXCHANGE-TRADED FUNDS — 99.9%
iShares MSCI EAFE Min Vol Factor ETF	40,114	$2,744,600
iShares MSCI EAFE Small-Cap ETF	19,433	1,199,016
iShares MSCI International Momentum Factor ETF	94,215	3,073,293
iShares MSCI International Quality Factor ETF	141,389	4,821,365
iShares MSCI International Value Factor ETF	84,232	2,029,991
iShares MSCI USA Min Vol Factor ETF	82,421	6,052,174
iShares MSCI USA Momentum Factor ETF	44,454	6,531,626
iShares MSCI USA Quality Factor ETF	85,837	10,599,153
iShares MSCI USA Size Factor ETF	21,943	2,655,103
iShares MSCI USA Value Factor ETF	43,642	4,301,356
iShares U.S. Fixed Income Balanced Risk Factor ETF(2)	225,625	19,783,590

Total Long-Term Investment Securities (cost $70,368,998)		63,791,267

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class 0.35%(1) (cost $198,785)	198,785	198,785

TOTAL INVESTMENTS (cost $70,567,783)	100.2%	63,990,052
Liabilities in excess of other assets	(0.2)	(125,516)

NET ASSETS	100.0%	$63,864,536

(1)	The rate shown is the 7-day yield as of April 30, 2022.
(2)	Security represents an investment in an affiliated company (see Note 2).

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Exchange-Traded Funds	$63,791,267	$—	$—	$63,791,267
Short-Term Investment Securities	198,785	—	—	198,785

	$63,990,052	$—	$—	$63,990,052

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA BlackRock VCP Global Multi Asset Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 44.4%
Australia — 1.5%
Adbri, Ltd.	10,558	$21,454
AGL Energy, Ltd.	18,664	113,683
Alumina, Ltd.	45,023	57,033
Ampol, Ltd.	543	12,702
APA Group	2,729	21,899
Aristocrat Leisure, Ltd.	14,121	326,396
Atlas Arteria, Ltd.	2,608	12,649
Aurizon Holdings, Ltd.	9,279	26,310
Australia & New Zealand Banking Group, Ltd.	13,625	258,615
Beach Energy, Ltd.	22,638	25,737
BHP Group, Ltd. (ASX)	93,888	3,155,652
BHP Group, Ltd. (LSE)	1,935	65,058
BlueScope Steel, Ltd.	1,586	22,484
Challenger, Ltd.	4,069	20,472
Charter Hall Group	1,864	19,756
Coles Group, Ltd.	1,877	24,581
Commonwealth Bank of Australia	14,560	1,054,826
Computershare, Ltd.	2,864	50,202
CSL, Ltd.	5,582	1,056,445
CSR, Ltd.	2,567	10,939
Deterra Royalties, Ltd.	3,363	11,375
Dexus†	524	4,083
Evolution Mining, Ltd.	33,589	94,287
Flight Centre Travel Group, Ltd.†	3,560	55,435
Goodman Group	6,706	111,542
GPT Group	2,389	8,500
Harvey Norman Holdings, Ltd.	5,829	20,748
IGO, Ltd.	1,598	14,728
Iluka Resources, Ltd.	1,621	12,709
Insignia Financial, Ltd.	3,653	8,697
JB Hi-Fi, Ltd.	686	25,394
Macquarie Group, Ltd.	4,841	693,723
Medibank Private, Ltd.	126,386	283,015
Metcash, Ltd.	5,597	18,759
Mineral Resources, Ltd.	351	14,297
Mirvac Group	4,543	7,691
National Australia Bank, Ltd.	6,050	137,700
Newcrest Mining, Ltd.	15,910	298,263
Nordic Semiconductor ASA†	1,026	20,494
Northern Star Resources, Ltd.	24,114	163,966
Origin Energy, Ltd.	24,293	116,040
Perpetual, Ltd.	649	14,866
Pro Medicus, Ltd.	352	11,444
QBE Insurance Group, Ltd.	11,913	102,038
REA Group, Ltd.	6,196	549,851
Reece, Ltd.	653	7,892
Rio Tinto, Ltd.	1,907	151,157
Santos, Ltd.	12,865	71,845
Scentre Group	11,640	24,249
Shopping Centres Australasia Property Group	4,472	9,507
Sonic Healthcare, Ltd.	607	15,567
South32, Ltd.	186,473	621,455
Stockland	45,846	132,066
Suncorp Group, Ltd.	1,523	12,212
Telstra Corp., Ltd.	23,670	67,067
Transurban Group	3,375	33,737
Wesfarmers, Ltd.	8,880	306,275
Westpac Banking Corp.	22,322	371,875
WiseTech Global, Ltd.	295	9,096
Woodside Petroleum, Ltd.	8,128	176,659

		11,167,197

Austria — 0.1%
ams AG†	3,755	46,049
ANDRITZ AG	5,474	232,202
BAWAG Group AG*	911	43,207
Erste Group Bank AG	1,426	44,051
OMV AG	1,005	51,313
Raiffeisen Bank International AG	1,734	19,479
Verbund AG	435	46,581

		482,882

Belgium — 0.1%
Ackermans & van Haaren NV	106	18,898
Ageas SA/NV	992	47,559
Anheuser-Busch InBev SA NV	986	56,848
Elia Group SA	526	83,822
Groupe Bruxelles Lambert SA	2,396	226,399
KBC Group NV	2,199	149,776
Proximus SADP	1,166	20,334
Sofina SA	22	6,759
Solvay SA, Class A	2,325	219,735
UCB SA	156	17,753
Umicore SA	335	12,933
Warehouses De Pauw CVA	283	10,862

		871,678

Bermuda — 0.0%
Arch Capital Group, Ltd.†	352	16,076
CK Infrastructure Holdings, Ltd.	3,000	20,185
Everest Re Group, Ltd.	95	26,097
Invesco, Ltd.	893	16,413
Jardine Matheson Holdings, Ltd.	500	26,423
Kerry Properties, Ltd.	8,500	22,856
Norwegian Cruise Line Holdings, Ltd.†	656	13,140
NWS Holdings, Ltd.	13,608	12,315
VTech Holdings, Ltd.	2,200	15,530

		169,035

British Virgin Islands — 0.0%
Nomad Foods, Ltd.†	730	13,476

Canada — 0.0%
Canada Goose Holdings, Inc.†	12,867	280,115

Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	900	9,094
CK Asset Holdings, Ltd.	3,000	20,310
CK Hutchison Holdings, Ltd.	9,000	63,009
ESR Cayman, Ltd.†*	5,800	17,592
Sea, Ltd. ADR†	382	31,614
Wharf Real Estate Investment Co., Ltd.	3,000	14,068

		155,687

Curacao — 0.1%
Schlumberger NV	23,621	921,455

Denmark — 0.5%
AP Moller - Maersk A/S, Series A	101	283,468
AP Moller - Maersk A/S, Series B	111	318,498
Carlsberg A/S, Class B	1,014	128,347

Coloplast A/S, Class B	1,902	256,797
Danske Bank A/S	1,732	26,257
DSV A/S	176	28,749
Genmab A/S†	1,047	369,333
H. Lundbeck A/S	1,843	42,378
Jyske Bank A/S†	190	10,429
Novo Nordisk A/S, Class B	19,511	2,231,511
Novozymes A/S, Class B	209	14,521
Orsted A/S*	248	27,827
Pandora A/S	189	16,393
ROCKWOOL International A/S, Class B	79	22,168
Tryg A/S	2,597	61,558
Vestas Wind Systems A/S	1,735	44,637

		3,882,871

Finland — 0.5%
Fortum Oyj	1,130	18,585
Kone Oyj, Class B	14,875	713,773
Neste Oyj	1,040	44,709
Nokia Oyj	307,427	1,564,439
Nordea Bank Abp	108,726	1,082,935
Orion Oyj, Class B	233	9,116
Outokumpu Oyj	7,508	36,530
Sampo Oyj, Class A	1,332	64,186
Valmet Oyj	914	24,462

		3,558,735

France — 2.0%
Air Liquide SA	1,458	251,714
Alstom SA	585	12,735
Amundi SA*	4,101	244,680
Arkema SA	260	29,344
Atos SE	741	17,928
AXA SA	42,915	1,136,204
BNP Paribas SA	1,475	75,647
Bollore SE	5,114	23,748
Bouygues SA	3,231	111,012
Capgemini SE	447	90,932
Carrefour SA	8,771	185,930
Cie de Saint-Gobain	812	47,253
CNP Assurances	495	10,898
Covivio	76	5,370
Credit Agricole SA	2,907	31,202
Danone SA	359	21,582
Dassault Aviation SA	93	15,727
Dassault Systemes SE	1,135	50,490
Eiffage SA	548	53,757
Electricite de France SA	19,546	176,742
Engie SA	90,459	1,062,605
Eramet SA†	134	17,963
EssilorLuxottica SA	296	50,215
Eurazeo SE	70	5,360
Faurecia SE	610	13,142
Gecina SA	216	24,199
Hermes International	1,101	1,354,675
JCDecaux SA†	1,445	30,419
Kering SA	1,706	906,148
L’Oreal SA	7,385	2,686,668
Legrand SA	6,682	589,835
LVMH Moet Hennessy Louis Vuitton SE	2,345	1,500,556
Orange SA	213	2,537
Pernod Ricard SA	4,947	1,019,254
Publicis Groupe SA	687	41,123
Remy Cointreau SA	289	57,231
Rexel SA†	18,846	386,722
Rubis SCA	8,566	227,761
Safran SA	470	50,021
Sanofi	2,386	251,129
Sartorius Stedim Biotech	410	133,454
Schneider Electric SE	3,799	541,069
Societe Generale SA	19,236	457,032
Sodexo SA	986	73,931
SPIE SA	3	70
Teleperformance	780	278,882
Thales SA	374	47,910
TotalEnergies SE	4,294	211,572
Ubisoft Entertainment SA†	139	6,276
Valeo	8,486	153,026
Veolia Environnement SA	1,153	33,232
Vinci SA	2,006	193,547
Vivendi SE	2,099	24,068
Wendel SE	180	17,834

		15,042,361

Germany — 1.9%
adidas AG	154	31,366
Aixtron SE	477	12,454
Allianz SE	11,389	2,594,019
Aurubis AG	168	19,324
BASF SE	12,988	690,410
Bayer AG	13,475	888,174
Bayerische Motoren Werke AG	14,291	1,183,278
Bayerische Motoren Werke AG (Preference Shares)	206	15,330
Bechtle AG	256	11,953
Brenntag SE	410	31,995
Carl Zeiss Meditec AG	78	9,852
Commerzbank AG†	14,169	93,869
Covestro AG*	957	41,674
Daimler Truck Holding AG†	544	14,699
Deutsche Bank AG†	19,942	203,654
Deutsche Boerse AG	522	91,493
Deutsche Pfandbriefbank AG*	6	76
Deutsche Post AG	287	12,389
Deutsche Telekom AG	3,536	65,132
DWS Group GmbH & Co. KGaA*	455	15,062
E.ON SE	22,504	235,856
Evonik Industries AG	21,652	572,563
Fielmann AG	325	16,525
Freenet AG	10,535	290,633
Fresenius Medical Care AG & Co. KGaA	315	19,730
Fresenius SE & Co. KGaA	804	28,665
Fuchs Petrolub SE (Preference Shares)	2,726	86,787
Hannover Rueck SE	161	25,298
HeidelbergCement AG	1,504	87,770

Henkel AG & Co. KGaA (Preference Shares)	1,398	90,391
HOCHTIEF AG	411	25,045
HUGO BOSS AG	1,766	100,323
Infineon Technologies AG	5,885	170,255
Jenoptik AG	2	57
K+S AG†	2,030	68,823
KION Group AG	83	4,681
LEG Immobilien SE	556	57,207
Mercedes-Benz Group AG	5,667	401,026
Merck KGaA	797	147,800
MTU Aero Engines AG	104	21,033
Muenchener Rueckversicherungs-Gesellschaft AG	267	63,890
Nemetschek SE	56	4,496
Porsche Automobil Holding SE (Preference Shares)	377	31,596
Rheinmetall AG	1,947	440,087
RWE AG	822	34,341
SAP SE	16,339	1,685,254
Sartorius AG (Preference Shares)	944	357,573
Scout24 SE*	1,941	123,845
Siemens AG	20,233	2,516,681
Siemens Energy AG	617	11,946
Siemens Healthineers AG*	1,564	84,531
Symrise AG	235	28,098
Telefonica Deutschland Holding AG	59,382	179,652
TUI AG†	3,146	8,854
Volkswagen AG	77	16,966
Volkswagen AG (Preference Shares)	1,590	249,439
Vonovia SE	1,304	52,142
Wacker Chemie AG	369	59,514

		14,425,576

Hong Kong — 0.6%
AIA Group, Ltd.	226,019	2,208,187
BOC Hong Kong Holdings, Ltd.	236,000	851,311
Cathay Pacific Airways, Ltd.†	13,000	12,984
CLP Holdings, Ltd.	6,000	58,408
Galaxy Entertainment Group, Ltd.	2,000	11,424
Hang Lung Properties, Ltd.	3,000	5,721
Hang Seng Bank, Ltd.	5,300	93,584
Henderson Land Development Co., Ltd.	5,000	20,159
Hong Kong & China Gas Co., Ltd.	14,107	15,542
Hong Kong Exchanges & Clearing, Ltd.	1,504	63,785
Hysan Development Co., Ltd.	5,000	14,635
Link REIT	57,100	492,347
MTR Corp., Ltd.	3,500	18,576
New World Development Co., Ltd.	6,000	22,943
Power Assets Holdings, Ltd.	5,000	33,595
Sun Hung Kai Properties, Ltd.	4,000	46,085
Swire Pacific, Ltd., Class A	17,319	98,697
Swire Properties, Ltd.	74,200	176,707
Techtronic Industries Co., Ltd.	20,500	273,688

		4,518,378

Ireland — 0.8%
Accenture PLC, Class A	819	245,995
AIB Group PLC	17,301	37,297
Alkermes PLC†	1,910	55,103
Allegion PLC	119	13,594
Aon PLC, Class A	521	150,043
CRH PLC	2,012	79,811
DCC PLC	400	30,223
Eaton Corp. PLC	1,129	163,728
Flutter Entertainment PLC†	277	27,739
Horizon Therapeutics PLC†	760	74,906
James Hardie Industries PLC CDI	15,022	431,902
Jazz Pharmaceuticals PLC†	217	34,768
Johnson Controls International PLC	1,482	88,727
Kerry Group PLC, Class A	1,165	128,700
Kingspan Group PLC	3,183	291,777
Linde PLC	4,769	1,487,737
Medtronic PLC	19,292	2,013,313
Pentair PLC	549	27,862
Perrigo Co. PLC	576	19,757
Seagate Technology Holdings PLC	752	61,694
Smurfit Kappa Group PLC	349	14,755
Trane Technologies PLC	547	76,520
Willis Towers Watson PLC	272	58,442

		5,614,393

Isle of Man — 0.0%
Entain PLC†	501	9,420

Israel — 0.4%
Bank Hapoalim BM	89,753	830,957
Bank Leumi Le-Israel BM	9,846	103,274
Bezeq The Israeli Telecommunication Corp., Ltd.†	7,211	11,442
Check Point Software Technologies, Ltd.†	3,658	461,969
Israel Discount Bank, Ltd., Class A	50,424	297,791
Mizrahi Tefahot Bank, Ltd.	1,736	64,232
NICE, Ltd.†	904	187,028
Teva Pharmaceutical Industries, Ltd.†	8,689	76,472
Teva Pharmaceutical Industries, Ltd. ADR†	72,485	631,344
Wix.com, Ltd.†	115	8,678

		2,673,187

Italy — 0.4%
A2A SpA	8,510	14,506
Assicurazioni Generali SpA	5,239	98,871
Banca Generali SpA	223	7,325
Banca Mediolanum SpA	5,372	38,688
Banco BPM SpA	16,533	51,497
BPER Banca	64,013	105,526
Enel SpA	111,632	721,485
Eni SpA	4,284	60,113
FinecoBank Banca Fineco SpA	760	10,470
Intesa Sanpaolo SpA	360,775	725,533
Italgas SpA	3,582	23,125
Leonardo SpA†	13,183	136,270
Mediobanca Banca di Credito Finanziario SpA	21,540	214,170
Moncler SpA	1,372	71,262

Nexi SpA†*	897	8,817
Reply SpA	53	7,776
Snam SpA	3,308	18,153
Telecom Italia SpA	86,076	24,955
Terna - Rete Elettrica Nazionale SpA	2,556	20,819
UniCredit SpA	31,217	284,705
Unipol Gruppo SpA	8,784	47,491
UnipolSai Assicurazioni SpA	5,174	14,484

		2,706,041

Japan — 4.2%
Advantest Corp.	4,100	282,281
Aeon Mall Co., Ltd.	800	9,698
Ajinomoto Co., Inc.	6,200	161,378
Alps Alpine Co., Ltd.	17,600	154,893
Amada Co., Ltd.	28,100	218,696
ANA Holdings, Inc.†	500	9,421
Anritsu Corp.	4,700	59,225
Asahi Kasei Corp.	45,000	370,325
Astellas Pharma, Inc.	22,900	348,661
Azbil Corp.	1,300	39,684
Bridgestone Corp.	22,600	827,186
Brother Industries, Ltd.	800	13,906
Calbee, Inc.	2,900	51,897
Canon, Inc.	13,500	310,204
Casio Computer Co., Ltd.	1,100	11,290
Central Japan Railway Co.	300	37,850
Chugai Pharmaceutical Co., Ltd.	22,135	664,290
Chugoku Electric Power Co., Inc.	1,800	11,839
COMSYS Holdings Corp.	600	12,488
Dai-ichi Life Holdings, Inc.	1,100	22,084
Daifuku Co., Ltd.	2,000	123,453
Daiichi Sankyo Co., Ltd.	14,300	359,382
Daikin Industries, Ltd.	4,900	753,426
Daito Trust Construction Co., Ltd.	100	9,625
Daiwa House Industry Co., Ltd.	1,000	24,153
Daiwa House REIT Investment Corp.	10	24,260
Daiwa Securities Group, Inc.	3,200	15,656
Denso Corp.	1,700	103,744
Dentsu Group, Inc.	200	7,229
Disco Corp.	600	147,884
DMG Mori Seiki Co., Ltd.	1,100	13,845
East Japan Railway Co.	500	26,211
Ebara Corp.	600	27,714
Eisai Co., Ltd.	4,492	195,652
ENEOS Holdings, Inc.	9,300	32,601
FANUC Corp.	100	15,467
Fuji Electric Co., Ltd.	100	4,405
FUJIFILM Holdings Corp.	2,500	138,075
Fujitsu, Ltd.	492	69,557
GLP J-REIT	11	14,774
GMO Payment Gateway, Inc.	100	8,444
Hakuhodo DY Holdings, Inc.	400	4,729
Hamamatsu Photonics KK	400	17,982
Hankyu Hanshin Holdings, Inc.	400	10,559
Hitachi Metals, Ltd.†	900	14,063
Hitachi, Ltd.	1,200	55,880
Honda Motor Co., Ltd.	23,635	620,599
Hoshizaki Corp.	400	25,354
Hoya Corp.	7,800	777,108
Hulic Co., Ltd.	1,000	8,435
Inpex Corp.	25,500	301,436
Isuzu Motors, Ltd.	900	10,481
ITOCHU Corp.	2,000	60,502
Itochu Techno-Solutions Corp.	200	4,701
J. Front Retailing Co., Ltd.	1,800	13,461
Japan Exchange Group, Inc.	1,000	14,997
Japan Metropolitan Fund Investment Corp.	10	7,956
Japan Post Bank Co., Ltd.	1,900	14,367
Japan Post Holdings Co., Ltd.	13,400	93,901
Japan Real Estate Investment Corp.	5	24,166
Japan Tobacco, Inc.	116,400	1,991,366
JFE Holdings, Inc.	2,600	32,010
JGC Holdings Corp.	1,900	21,589
Kajima Corp.	1,000	11,150
Kandenko Co., Ltd.	1,100	6,974
Kao Corp.	25,100	1,009,393
KDDI Corp.	11,716	388,450
Keyence Corp.	3,000	1,210,369
Komatsu, Ltd.	1,000	22,434
Konami Holdings Corp.	100	6,180
Konica Minolta, Inc.	13,900	48,514
Kubota Corp.	1,100	18,735
Kuraray Co., Ltd.	1,700	13,611
Kyocera Corp.	1,900	100,457
Kyowa Kirin Co., Ltd.	500	10,500
Lasertec Corp.†	600	81,082
Lawson, Inc.	3,100	113,864
Lintec Corp.	700	13,113
LIXIL Corp.	900	15,841
M3, Inc.	500	16,099
Makita Corp.	700	20,798
Mazda Motor Corp.	700	4,991
Mitsubishi Corp.	11,200	375,831
Mitsubishi Electric Corp.	7,500	78,832
Mitsubishi Estate Co., Ltd.	5,500	79,664
Mitsubishi HC Capital, Inc.	2,700	12,145
Mitsubishi Materials Corp.	4,400	68,913
Mitsubishi Motors Corp.†	17,300	43,396
Mitsubishi UFJ Financial Group, Inc.	14,700	85,434
Mitsui & Co., Ltd.	7,900	191,455
Mitsui Fudosan Co., Ltd.	7,500	158,255
Mitsui Mining & Smelting Co., Ltd.	4,200	106,965
Mizuho Financial Group, Inc.	3,170	38,526
MonotaRO Co., Ltd.	700	12,137
MS&AD Insurance Group Holdings, Inc.	700	20,919
Murata Manufacturing Co., Ltd.	6,800	407,120
NEC Corp.	1,000	38,771
Nexon Co., Ltd.	1,100	25,119
NGK Spark Plug Co., Ltd.	6,900	105,900
Nidec Corp.	1,900	124,467
Nihon Kohden Corp.	400	9,643
Nihon M&A Center Holdings, Inc.	1,200	14,844
Nikon Corp.	23,200	261,968
Nintendo Co., Ltd.	281	129,502
Nippon Building Fund, Inc.	5	25,904

Nippon Prologis REIT, Inc.	4	11,098
Nippon Steel Corp.	3,700	58,965
Nippon Telegraph & Telephone Corp.	33,100	977,812
Nissan Motor Co., Ltd.†	15,800	62,659
Nissin Foods Holdings Co., Ltd.	500	34,838
Nitori Holdings Co., Ltd.	100	10,173
Nitto Denko Corp.	3,186	213,926
Nomura Holdings, Inc.	6,000	22,966
Nomura Real Estate Master Fund, Inc.	11	13,770
Nomura Research Institute, Ltd.	8,500	240,855
NTT Data Corp.	2,300	42,388
Obayashi Corp.	2,400	16,538
OBIC Co., Ltd.	300	44,393
Olympus Corp.	29,400	520,742
Omron Corp.	9,200	545,113
Ono Pharmaceutical Co., Ltd.	700	17,960
Oracle Corp. Japan	100	6,442
Oriental Land Co., Ltd.	300	45,154
ORIX Corp.	1,900	34,661
Orix JREIT, Inc.	5	6,708
Otsuka Corp.	600	19,698
Otsuka Holdings Co., Ltd.	3,000	100,677
Persol Holdings Co., Ltd.	1,000	19,890
Pola Orbis Holdings, Inc.	44	509
Recruit Holdings Co., Ltd.	32,100	1,184,093
Renesas Electronics Corp.†	2,700	28,909
Ricoh Co., Ltd.	11,600	84,801
Rohm Co., Ltd.	700	49,275
Santen Pharmaceutical Co., Ltd.	3,600	29,412
SBI Holdings, Inc.	4,600	102,948
SCSK Corp.	2,100	33,492
Secom Co., Ltd.	700	49,382
Sega Sammy Holdings, Inc.	800	14,205
Seiko Epson Corp.	800	11,171
Sekisui House, Ltd.	7,500	129,349
SG Holdings Co., Ltd.	1,100	19,382
Shimadzu Corp.	1,400	46,026
Shimizu Corp.	2,500	13,132
Shin-Etsu Chemical Co., Ltd.	4,100	565,267
Shionogi & Co., Ltd.	340	19,005
SMC Corp.	700	338,343
SoftBank Corp.	27,700	321,896
SoftBank Group Corp.	11,956	482,677
Sohgo Security Services Co., Ltd.	500	13,911
Sompo Holdings, Inc.	600	24,467
Sony Group Corp.	9,400	807,944
Square Enix Holdings Co., Ltd.	100	4,004
Subaru Corp.	29,900	449,834
Sumitomo Chemical Co., Ltd.	362,300	1,534,368
Sumitomo Corp.	40,900	648,700
Sumitomo Heavy Industries, Ltd.	400	8,450
Sumitomo Metal Mining Co., Ltd.	600	26,075
Sumitomo Mitsui Financial Group, Inc.	22,500	677,330
Sumitomo Mitsui Trust Holdings, Inc.	500	15,489
Sumitomo Realty & Development Co., Ltd.	500	13,191
Sumitomo Rubber Industries, Ltd.	3,500	30,291
Sundrug Co., Ltd.	400	9,306
Suntory Beverage & Food, Ltd.	5,900	234,259
Sysmex Corp.	1,200	77,720
Taisei Corp.	1,100	29,827
Takeda Pharmaceutical Co., Ltd.	9,000	261,086
Teijin, Ltd.	9,800	105,157
Terumo Corp.	25,600	765,247
TIS, Inc.	1,200	27,010
Toho Co., Ltd.	100	3,712
Tokio Marine Holdings, Inc.	7,900	426,322
Tokyo Electron, Ltd.	5,600	2,375,598
Toshiba Corp.	4,100	171,314
Tosoh Corp.	800	11,026
Toyota Industries Corp.	400	23,906
Toyota Motor Corp.	15,125	257,729
Trend Micro, Inc.	1,500	83,568
Unicharm Corp.	8,700	302,610
Yamada Holdings Co., Ltd.†	45,200	134,653
Yamaha Motor Co., Ltd.	500	10,322
Yamato Holdings Co., Ltd.	600	11,254
Yaskawa Electric Corp.	1,700	58,001
Z Holdings Corp.	3,200	12,619
ZOZO, Inc.	2,000	40,825

		31,664,585

Jersey — 0.3%
Aptiv PLC†	447	47,561
Experian PLC	28,011	970,904
Ferguson PLC	1,529	192,828
Glencore PLC	58,917	363,173
Janus Henderson Group PLC	705	21,488
WPP PLC	19,298	239,358

		1,835,312

Liberia — 0.0%
Royal Caribbean Cruises, Ltd.†	166	12,903

Luxembourg — 0.1%
ArcelorMittal SA	7,000	204,340
Aroundtown SA	11,554	58,429
B&M European Value Retail SA	1,534	9,405
Eurofins Scientific SE	181	16,820
InPost SA†	2,206	13,489
RTL Group SA	705	36,798
SES SA FDR	4	36
Spotify Technology SA†	1,952	198,421
Tenaris SA	1,606	24,485

		562,223

Netherlands — 1.1%
ABN AMRO Bank NV CVA*	9,935	123,927
Adyen NV†*	30	50,174
Aegon NV	1,921	9,938
Airbus SE	892	97,003
Argenx SE†	57	16,388
ASM International NV	58	17,320
ASML Holding NV	6,999	3,959,816
ASR Nederland NV	2,468	111,684
Davide Campari-Milano NV	3,134	35,270
Euronext NV*	120	9,634

EXOR NV	42	2,891
Ferrari NV	361	76,146
Heineken Holding NV	607	47,312
Heineken NV	4,903	478,205
IMCD NV	1,637	260,059
ING Groep NV	5,422	50,740
Koninklijke DSM NV	119	19,931
Koninklijke Philips NV	956	25,080
Koninklijke Vopak NV	2,380	63,739
NN Group NV	620	30,295
NXP Semiconductors NV	3,955	675,910
OCI NV†	1,303	49,417
Prosus NV	2,485	119,828
QIAGEN NV†	486	22,468
Randstad NV	14,367	759,712
Signify NV*	10,027	423,372
Stellantis NV	2,942	39,194
STMicroelectronics NV	915	33,889
Universal Music Group NV	1,065	24,639
Wolters Kluwer NV	6,767	684,484

		8,318,465

New Zealand — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	16,236	223,401
Xero, Ltd.†	299	19,609

		243,010

Norway — 0.3%
DNB Bank ASA	3,635	70,959
Equinor ASA	50,765	1,729,957
Golden Ocean Group, Ltd.	892	11,299
Mowi ASA	2,584	73,262
Norsk Hydro ASA	50,098	422,327
Orkla ASA	7,642	62,162
Telenor ASA	3,774	53,251

		2,423,217

Panama — 0.0%
Carnival Corp.†	856	14,809

Portugal — 0.1%
EDP - Energias de Portugal SA	18,192	84,696
Galp Energia SGPS SA	3,589	43,793
Jeronimo Martins SGPS SA	19,905	412,956

		541,445

Singapore — 0.1%
City Developments, Ltd.	5,800	35,514
DBS Group Holdings, Ltd.	2,282	55,273
Jardine Cycle & Carriage, Ltd.	12,000	250,118
Oversea-Chinese Banking Corp., Ltd.	24,837	220,228
Singapore Exchange, Ltd.	1,000	7,042
Singapore Technologies Engineering, Ltd.	8,300	24,447
Singapore Telecommunications, Ltd.	74,300	147,682
Suntec Real Estate Investment Trust	8,600	11,369
United Overseas Bank, Ltd.	11,700	250,744

		1,002,417

Spain — 0.3%
Acciona SA	351	68,614
ACS Actividades de Construccion y Servicios SA	576	14,709
Amadeus IT Group SA†	433	26,999
Banco Bilbao Vizcaya Argentaria SA	27,387	144,109
Banco de Sabadell SA	137,930	105,299
Banco Santander SA	248,770	728,967
Bankinter SA	4,308	25,438
CaixaBank SA	7,520	23,998
Cellnex Telecom SA*	436	20,380
EDP Renovaveis SA	1,474	35,032
Endesa SA	1,341	28,205
Ferrovial SA	2,142	54,688
Fluidra SA	1,256	33,886
Grifols SA	180	2,995
Iberdrola SA	10,109	115,502
Industria de Diseno Textil SA	39,631	831,060
Merlin Properties Socimi SA	1,686	18,181
Naturgy Energy Group SA	1,229	36,822
Repsol SA	3,882	58,247
Telefonica SA	3,574	17,391

		2,390,522

SupraNational — 0.0%
HK Electric Investments & HK Electric Investments, Ltd.	24,000	23,673
Unibail-Rodamco-Westfield†	182	12,893

		36,566

Sweden — 0.6%
Assa Abloy AB, Class B	17,297	436,369
Atlas Copco AB, Class A	18,891	855,494
Atlas Copco AB, Class B	7,088	280,126
Boliden AB	982	42,938
Elekta AB, Series B	12,856	85,971
Epiroc AB, Class A	3,584	72,888
EQT AB	429	12,115
Essity AB, Class B	1,447	38,537
Evolution AB*	685	70,437
Fastighets AB Balder, Class B†	256	12,693
Hexagon AB, Class B	2,739	35,415
Industrivarden AB, Class A	311	7,958
Indutrade AB	849	20,066
Investor AB, Class A	1,228	25,617
Investor AB, Class B	14,227	273,325
L E Lundbergforetagen AB, Class B	816	38,105
Lifco AB	753	15,799
Lundin Energy AB	686	28,380
Nibe Industrier AB, Class B	2,472	24,191
Saab AB, Series B	8,360	353,274
Sandvik AB	1,455	27,358
Skandinaviska Enskilda Banken AB, Class A	2,034	22,744
Swedbank AB, Class A	1,047	16,522
Swedish Match AB	83,868	668,320
Tele2 AB, Class B	1,638	21,621
Telefonaktiebolaget LM Ericsson, Class B	86,051	690,995
Trelleborg AB, Class B	12,356	269,300

Volvo AB, Class A	112	1,824
Volvo AB, Class B	1,270	20,155

		4,468,537

Switzerland — 1.8%
ABB, Ltd.	13,959	418,146
Alcon, Inc.	1,181	83,792
Baloise Holding AG	1,473	255,795
Belimo Holding AG	39	19,265
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	7	78,319
Cie Financiere Richemont SA	3,721	432,540
Coca-Cola HBC AG	1,048	21,189
Credit Suisse Group AG	32,552	220,132
Dufry AG†	856	34,306
EMS-Chemie Holding AG	15	13,391
Flughafen Zurich AG†	90	15,227
Garmin, Ltd.	237	26,008
Geberit AG	114	65,050
Givaudan SA	87	345,722
Helvetia Holding AG	148	18,976
Holcim, Ltd.	3,480	170,205
Idorsia, Ltd.†	981	16,702
Julius Baer Group, Ltd.	652	31,176
Logitech International SA	412	26,697
Lonza Group AG	709	416,251
Nestle SA	21,660	2,796,425
Novartis AG	24,070	2,129,411
Partners Group Holding AG	426	451,405
PSP Swiss Property AG	475	59,923
Roche Holding AG (BR)	203	81,535
Roche Holding AG (NES)	4,350	1,611,095
Schindler Holding AG	51	9,819
Sika AG	4,335	1,318,180
Straumann Holding AG	1,470	173,338
Swatch Group AG	780	201,426
Swiss Life Holding AG	130	75,854
Swiss Prime Site AG	455	44,529
Swiss Re AG	4,509	369,787
TE Connectivity, Ltd.	1,686	210,379
Temenos AG	446	44,920
UBS Group AG	52,588	889,707
VAT Group AG*	579	179,682
Zurich Insurance Group AG	185	84,145

		13,440,449

United Kingdom — 2.7%
3i Group PLC	942	15,371
Abrdn PLC	1,848	4,304
Admiral Group PLC	349	10,939
Anglo American PLC	1,660	73,663
Antofagasta PLC	1,835	35,292
Ashtead Group PLC	5,954	307,832
AstraZeneca PLC	5,154	684,667
Atlantica Sustainable Infrastructure PLC	403	12,453
Atlassian Corp. PLC, Class A†	1,067	239,894
Auto Trader Group PLC*	1,627	12,857
AVEVA Group PLC	243	6,546
Aviva PLC	23,426	125,776
Babcock International Group PLC†	6	23
BAE Systems PLC	3,902	36,345
Barclays PLC	32,610	59,586
Bellway PLC	332	10,040
BP PLC	400,005	1,953,063
British American Tobacco PLC	63,951	2,695,092
British Land Co. PLC	4,872	31,243
BT Group PLC	6,762	14,964
Bunzl PLC	566	21,921
Burberry Group PLC	574	11,288
Carnival PLC†	1,554	24,388
Centrica PLC†	438,577	432,909
Coca-Cola Europacific Partners PLC	5,234	261,438
Compass Group PLC	5,346	112,606
Croda International PLC	155	15,018
Derwent London PLC	278	10,523
Diageo PLC	33,534	1,661,781
Direct Line Insurance Group PLC	15,306	48,614
Drax Group PLC	8,561	86,218
easyJet PLC†	2,800	19,223
Fresnillo PLC	7,368	72,474
GlaxoSmithKline PLC	9,047	203,712
Greggs PLC	582	16,954
Halma PLC	679	20,908
Hargreaves Lansdown PLC	8,143	92,600
HomeServe PLC	20,502	252,672
Howden Joinery Group PLC	15,276	144,385
HSBC Holdings PLC	28,346	176,931
IG Group Holdings PLC	10,342	105,596
IMI PLC	1,399	23,543
Imperial Brands PLC	22,978	479,671
Informa PLC†	2,673	19,057
InterContinental Hotels Group PLC	3,314	211,571
International Game Technology PLC	2,625	57,304
Intertek Group PLC	975	60,763
ITV PLC	75,623	69,912
JD Sports Fashion PLC	49,951	82,674
Johnson Matthey PLC	3,357	92,630
Kingfisher PLC	64,304	202,134
Land Securities Group PLC	1,578	14,727
Legal & General Group PLC	8,104	25,202
Liberty Global PLC, Class A†	465	10,583
Liberty Global PLC, Class C†	1,756	41,617
Lloyds Banking Group PLC	955,803	538,868
London Stock Exchange Group PLC	462	45,843
M&G PLC	3,526	9,444
Melrose Industries PLC	5,081	7,309
Micro Focus International PLC	8	38
National Grid PLC	6,921	102,903
Natwest Group PLC	120,419	323,752
Nielsen Holdings PLC	565	15,148
NMC Health PLC†(1)	128	0
Pearson PLC	1,598	15,542
Phoenix Group Holdings PLC	24,400	184,082
Prudential PLC	3,598	44,725
Reckitt Benckiser Group PLC	957	74,657
RELX PLC	48,204	1,439,634

Rentokil Initial PLC	14,804	101,712
Rightmove PLC	83,132	639,064
Rio Tinto PLC	3,021	214,285
Rolls-Royce Holdings PLC†	54,697	55,854
Royalty Pharma PLC, Class A	551	23,462
Sage Group PLC	2,805	25,809
Schroders PLC	455	16,055
Segro PLC	8,192	137,091
Severn Trent PLC	906	35,678
Shell PLC	80,199	2,170,676
Smith & Nephew PLC	919	14,868
Smiths Group PLC	14,628	267,645
Spectris PLC	10,007	365,398
Spirax-Sarco Engineering PLC	184	27,829
SSE PLC	33,526	780,956
St James’s Place PLC	991	15,808
Standard Chartered PLC	7,974	54,627
Tate & Lyle PLC	5,213	50,799
Tesco PLC	66,991	227,579
Unilever PLC (Euronext Amsterdam)	8,382	390,525
Unilever PLC (LSE)	7,435	345,341
United Utilities Group PLC	4,389	63,154
Vodafone Group PLC	29,721	44,965
Weir Group PLC	1,467	28,151
WH Smith PLC†	856	15,396
Whitbread PLC†	443	15,357

		20,443,526

United States — 23.9%
10X Genomics, Inc., Class A†	126	6,018
3M Co.	297	42,833
Abbott Laboratories	16,763	1,902,600
AbbVie, Inc.	10,861	1,595,264
ABIOMED, Inc.†	63	18,055
Activision Blizzard, Inc.	1,446	109,318
Adobe, Inc.†	2,988	1,183,099
Advanced Micro Devices, Inc.†	7,647	653,971
AES Corp.	5,500	112,310
Agilent Technologies, Inc.	15,359	1,831,868
Alaska Air Group, Inc.†	198	10,769
Albemarle Corp.	295	56,885
Alexandria Real Estate Equities, Inc.	248	45,176
Align Technology, Inc.†	326	94,511
Alleghany Corp.†	20	16,730
Alliant Energy Corp.	953	56,046
Allstate Corp.	518	65,548
Alnylam Pharmaceuticals, Inc.†	200	26,686
Alphabet, Inc., Class A†	1,629	3,717,688
Alphabet, Inc., Class C†	1,899	4,366,428
Altice USA, Inc., Class A†	3,156	29,288
Amazon.com, Inc.†	1,964	4,881,777
AMC Entertainment Holdings, Inc., Class A†	2,498	38,219
Ameren Corp.	2,649	246,092
American Airlines Group, Inc.†	1,020	19,145
American Electric Power Co., Inc.	1,857	184,047
American Express Co.	3,043	531,643
American Homes 4 Rent, Class A	11,721	464,269
American Tower Corp.	982	236,682
American Water Works Co., Inc.	1,197	184,434
Ameriprise Financial, Inc.	198	52,567
AMETEK, Inc.	275	34,721
Amgen, Inc.	3,837	894,750
Amphenol Corp., Class A	5,041	360,431
Analog Devices, Inc.	1,105	170,590
ANSYS, Inc.†	202	55,689
Anthem, Inc.	221	110,927
APA Corp.	572	23,412
Apple, Inc.	90,988	14,344,258
Applied Materials, Inc.	1,813	200,065
Arthur J. Gallagher & Co.	465	78,348
AT&T, Inc.	46,676	880,309
Atmos Energy Corp.	235	26,649
Autodesk, Inc.†	465	88,015
Automatic Data Processing, Inc.	588	128,290
AutoZone, Inc.†	15	29,332
Avalara, Inc.†	128	9,737
AvalonBay Communities, Inc.	788	179,254
Avantor, Inc.†	488	15,557
Baker Hughes Co.	2,266	70,291
Ball Corp.	644	52,267
Bank of America Corp.	73,236	2,613,060
Bank of New York Mellon Corp.	1,159	48,748
Baxter International, Inc.	1,147	81,506
Becton Dickinson & Co.	396	97,887
Berkshire Hathaway, Inc., Class B†	7,199	2,324,053
Bill.com Holdings, Inc.†	85	14,510
Bio-Rad Laboratories, Inc., Class A†	77	39,429
Bio-Techne Corp.	105	39,867
Biogen, Inc.†	1,650	342,276
BioMarin Pharmaceutical, Inc.†	1,637	133,170
Black Hills Corp.	127	9,301
Boeing Co.†	6,466	962,399
Booking Holdings, Inc.†	374	826,656
Booz Allen Hamilton Holding Corp.	666	54,366
Boston Properties, Inc.	262	30,811
Boston Scientific Corp.†	28,077	1,182,322
Brighthouse Financial, Inc.†	1,312	67,384
Bristol-Myers Squibb Co.	13,400	1,008,618
Brixmor Property Group, Inc.	874	22,182
Broadcom, Inc.	1,121	621,471
Broadridge Financial Solutions, Inc.	158	22,773
Brown & Brown, Inc.	580	35,948
Brown-Forman Corp., Class B	4,720	318,317
Cable One, Inc.	23	26,823
Cadence Design Systems, Inc.†	775	116,909
Caesars Entertainment, Inc.†	167	11,069
Camden Property Trust	402	63,070
Capital One Financial Corp.	4,513	562,410
Carrier Global Corp.	1,893	72,445
Catalent, Inc.†	868	78,606
Caterpillar, Inc.	1,045	220,014
CBRE Group, Inc., Class A†	559	46,419
CDW Corp.	677	110,473
Celanese Corp.	60	8,816
Centene Corp.†	593	47,766
CenterPoint Energy, Inc.	2,186	66,913
Ceridian HCM Holding, Inc.†	725	40,694

Cerner Corp.	117	10,956
Charles River Laboratories International, Inc.†	156	37,676
Charles Schwab Corp.	9,905	656,999
Charter Communications, Inc., Class A†	2,041	874,548
Cheniere Energy, Inc.	85	11,544
Chevron Corp.	7,625	1,194,609
Chipotle Mexican Grill, Inc.†	33	48,035
Cigna Corp.	4,528	1,117,420
Cincinnati Financial Corp.	210	25,759
Cintas Corp.	100	39,726
Cirrus Logic, Inc.†	135	10,233
Cisco Systems, Inc.	11,043	540,886
Citigroup, Inc.	17,881	862,043
CME Group, Inc.	378	82,911
CMS Energy Corp.	5,687	390,640
Coca-Cola Co.	1,471	95,041
Cognex Corp.	120	8,116
Cognizant Technology Solutions Corp., Class A	510	41,259
Colgate-Palmolive Co.	8,485	653,769
Comcast Corp., Class A	62,340	2,478,638
Comerica, Inc.	205	16,790
ConocoPhillips	2,112	201,738
Consolidated Edison, Inc.	1,382	128,167
Constellation Energy Corp.	1,520	89,999
Continental Resources, Inc.	1,787	99,304
Cooper Cos., Inc.	52	18,774
Corning, Inc.	938	33,008
Costco Wholesale Corp.	2,997	1,593,565
Coterra Energy, Inc.	1,274	36,678
Crowdstrike Holdings, Inc., Class A†	116	23,056
Crown Castle International Corp.	6,082	1,126,447
CSX Corp.	4,249	145,911
CubeSmart	10,364	492,394
Cummins, Inc.	436	82,487
D.R. Horton, Inc.	2,493	173,488
Danaher Corp.	4,947	1,242,340
Datadog, Inc., Class A†	109	13,165
Deere & Co.	733	276,744
Dell Technologies, Inc., Class C	8,691	408,564
Delta Air Lines, Inc.†	1,106	47,591
Devon Energy Corp.	2,899	168,635
DexCom, Inc.†	164	67,007
Diamondback Energy, Inc.	229	28,907
Digital Realty Trust, Inc.	474	69,261
Discover Financial Services	2,577	289,809
DISH Network Corp., Class A†	1,506	42,936
DocuSign, Inc.†	184	14,904
Dominion Energy, Inc.	3,202	261,411
Donaldson Co., Inc.	875	42,910
Dover Corp.	214	28,526
DTE Energy Co.	8,247	1,080,687
Duke Energy Corp.	2,541	279,917
Duke Realty Corp.	514	28,141
DuPont de Nemours, Inc.	1,109	73,116
DXC Technology Co.†	385	11,050
Dynatrace, Inc.†	1,047	40,163
East West Bancorp, Inc.	706	50,338
eBay, Inc.	2,422	125,750
Ecolab, Inc.	1,000	169,340
Edison International	1,671	114,948
Edwards Lifesciences Corp.†	2,154	227,850
Elanco Animal Health, Inc.†	1,833	46,393
Electronic Arts, Inc.	850	100,342
Eli Lilly & Co.	4,862	1,420,336
Emerson Electric Co.	687	61,954
Enphase Energy, Inc.†	428	69,079
Entegris, Inc.	1,376	153,273
Entergy Corp.	8,444	1,003,569
EOG Resources, Inc.	14,585	1,702,945
EPAM Systems, Inc.†	396	104,936
Equifax, Inc.	173	35,209
Equinix, Inc.	146	104,986
Equity LifeStyle Properties, Inc.	123	9,505
Equity Residential	7,839	638,878
Erie Indemnity Co., Class A	112	17,951
Essential Utilities, Inc.	738	33,033
Essex Property Trust, Inc.	72	23,707
Estee Lauder Cos., Inc., Class A	877	231,581
Evergy, Inc.	1,171	79,452
Eversource Energy	2,287	199,884
Exact Sciences Corp.†	314	17,286
Exelixis, Inc.†	867	19,369
Exelon Corp.	3,528	165,040
Expedia Group, Inc.†	2,494	435,826
Expeditors International of Washington, Inc.	4,853	480,787
Extra Space Storage, Inc.	156	29,640
Exxon Mobil Corp.	36,586	3,118,956
FactSet Research Systems, Inc.	860	347,001
Fastenal Co.	1,304	72,124
Federal Realty Investment Trust	111	12,994
Fidelity National Information Services, Inc.	3,214	318,668
First Republic Bank	78	11,639
FirstEnergy Corp.	2,449	106,066
Fiserv, Inc.†	879	86,072
FleetCor Technologies, Inc.†	121	30,192
Ford Motor Co.	7,906	111,949
Fortinet, Inc.†	282	81,501
Fortive Corp.	412	23,690
Fortune Brands Home & Security, Inc.	650	46,312
Fox Corp., Class A	9,526	341,412
Fox Corp., Class B	1,144	38,027
Freeport-McMoRan, Inc.	935	37,914
Gartner, Inc.†	1,413	410,547
General Dynamics Corp.	8,672	2,051,188
General Electric Co.	805	60,013
General Motors Co.†	3,371	127,795
Gilead Sciences, Inc.	7,664	454,782
Global Payments, Inc.	1,725	236,290
Goldman Sachs Group, Inc.	450	137,470
Graco, Inc.	182	11,288
Halliburton Co.	2,749	97,919
Hartford Financial Services Group, Inc.	344	24,056

Healthpeak Properties, Inc.	437	14,338
HEICO Corp.	478	67,508
HEICO Corp., Class A	1,073	125,155
Hess Corp.	528	54,421
Hewlett Packard Enterprise Co.	6,202	95,573
Highwoods Properties, Inc.	302	12,334
Hilton Worldwide Holdings, Inc.†	215	33,387
Hologic, Inc.†	146	10,511
Home Depot, Inc.	5,609	1,684,944
Honeywell International, Inc.	12,472	2,413,457
Host Hotels & Resorts, Inc.	600	12,210
Howmet Aerospace, Inc.	747	25,488
HP, Inc.	2,878	105,421
HubSpot, Inc.†	44	16,695
Humana, Inc.	301	133,813
IDEXX Laboratories, Inc.†	1,378	593,201
Illinois Tool Works, Inc.	881	173,654
Illumina, Inc.†	385	114,210
Incyte Corp.†	880	65,965
Ingersoll Rand, Inc.	586	25,761
Intel Corp.	22,232	969,093
Intercontinental Exchange, Inc.	1,557	180,316
International Business Machines Corp.	1,258	166,320
International Flavors & Fragrances, Inc.	879	106,623
Interpublic Group of Cos., Inc.	1,803	58,814
Intuit, Inc.	3,082	1,290,587
Intuitive Surgical, Inc.†	605	144,776
Invitation Homes, Inc.	3,470	138,175
IQVIA Holdings, Inc.†	467	101,801
Iron Mountain, Inc.	338	18,161
Jacobs Engineering Group, Inc.	107	14,825
JB Hunt Transport Services, Inc.	60	10,251
Johnson & Johnson	24,943	4,501,214
JPMorgan Chase & Co.	28,749	3,431,481
Keysight Technologies, Inc.†	2,059	288,816
Kimberly-Clark Corp.	110	15,271
Kimco Realty Corp.	664	16,819
Kinder Morgan, Inc.	3,052	55,394
KLA Corp.	641	204,646
L3Harris Technologies, Inc.	226	52,491
Lam Research Corp.	334	155,564
Lamar Advertising Co., Class A	161	17,776
Lamb Weston Holdings, Inc.	228	15,071
Landstar System, Inc.	81	12,547
Lattice Semiconductor Corp.†	388	18,640
Lennar Corp., Class A	2,105	161,011
Lennox International, Inc.	113	24,090
Liberty Broadband Corp., Class A†	132	14,211
Liberty Broadband Corp., Class C†	456	50,990
Liberty Media Corp. - Liberty Formula One, Series C†	691	43,070
Liberty Media Corp. - Liberty SiriusXM, Series A†	662	27,691
Liberty Media Corp. - Liberty SiriusXM, Series C†	1,155	48,371
Life Storage, Inc.	1,336	177,007
Live Nation Entertainment, Inc.†	871	91,350
Lockheed Martin Corp.	3,094	1,336,979
Loews Corp.	580	36,447
Lowe’s Cos., Inc.	2,234	441,729
Lucid Group, Inc.†	1,392	25,167
Lumen Technologies, Inc.	2,014	20,261
MACOM Technology Solutions Holdings, Inc.†	274	13,960
Manhattan Associates, Inc.†	987	128,853
Marathon Oil Corp.	17,554	437,446
Marathon Petroleum Corp.	907	79,145
Marriott International, Inc., Class A†	282	50,061
Marsh & McLennan Cos., Inc.	5,372	868,652
Martin Marietta Materials, Inc.	342	121,143
Masco Corp.	1,911	100,691
Masimo Corp.†	54	6,100
MasTec, Inc.†	232	16,706
Mastercard, Inc., Class A	5,295	1,924,097
Match Group, Inc.†	372	29,444
MaxLinear, Inc.†	287	13,739
McDonald’s Corp.	1,334	332,379
Merck & Co., Inc.	29,993	2,660,079
Meta Platforms, Inc., Class A†	8,951	1,794,407
MetLife, Inc.	27,532	1,808,302
Mettler-Toledo International, Inc.†	420	536,563
MGM Resorts International	202	8,290
Microchip Technology, Inc.	2,771	180,669
Micron Technology, Inc.	1,939	132,220
Microsoft Corp.	46,226	12,828,640
Mid-America Apartment Communities, Inc.	836	164,424
Moderna, Inc.†	1,260	169,357
MongoDB, Inc.†	23	8,163
Monolithic Power Systems, Inc.	933	365,960
Moody’s Corp.	1,531	484,531
Morgan Stanley	1,862	150,059
Motorola Solutions, Inc.	599	128,000
MSCI, Inc.	94	39,597
NetApp, Inc.	1,067	78,158
Netflix, Inc.†	1,217	231,668
Neurocrine Biosciences, Inc.†	219	19,717
Newmont Corp.	1,613	117,507
News Corp., Class A	1,769	35,132
News Corp., Class B	190	3,783
NextEra Energy, Inc.	11,613	824,755
NiSource, Inc.	1,118	32,556
Norfolk Southern Corp.	871	224,613
Northern Trust Corp.	99	10,202
Northrop Grumman Corp.	170	74,698
NortonLifeLock, Inc.	905	22,661
NOV, Inc.	3,310	60,010
Novavax, Inc.†	177	7,977
NRG Energy, Inc.	2,482	89,104
Nucor Corp.	495	76,616
NVIDIA Corp.	14,701	2,726,594
NVR, Inc.†	25	109,405
Occidental Petroleum Corp.	1,364	75,143
OGE Energy Corp.	1,280	49,510
Old Dominion Freight Line, Inc.	123	34,455
Omnicom Group, Inc.	894	68,060
ONEOK, Inc.	698	44,204

Oracle Corp.	2,962	217,411
Organon & Co.	399	12,900
Owens Corning	460	41,828
PACCAR, Inc.	1,324	109,958
Palantir Technologies, Inc.†	1,444	15,018
Palo Alto Networks, Inc.†	400	224,512
Paramount Global, Class B	2,949	85,875
Park Hotels & Resorts, Inc.	592	11,668
Parker-Hannifin Corp.	228	61,747
Paychex, Inc.	1,731	219,370
Paycom Software, Inc.†	423	119,062
Paylocity Holding Corp.†	276	52,338
PayPal Holdings, Inc.†	6,525	573,743
Penn National Gaming, Inc.†	262	9,581
PepsiCo, Inc.	716	122,944
PerkinElmer, Inc.	328	48,088
Pfizer, Inc.	38,109	1,870,009
PG&E Corp.†	8,267	104,578
Philip Morris International, Inc.	12,195	1,219,500
Phillips 66	7,466	647,750
Pinnacle Financial Partners, Inc.	189	14,657
Pinnacle West Capital Corp.	177	12,602
Pioneer Natural Resources Co.	372	86,479
PNC Financial Services Group, Inc.	586	97,335
Power Integrations, Inc.	729	58,320
PPG Industries, Inc.	907	116,087
PPL Corp.	4,839	136,992
Principal Financial Group, Inc.	607	41,361
Procter & Gamble Co.	1,716	275,504
Progressive Corp.	1,159	124,430
Prologis, Inc.	4,127	661,517
PTC, Inc.†	274	31,294
Public Service Enterprise Group, Inc.	4,355	303,369
Public Storage	203	75,414
PulteGroup, Inc.	2,307	96,340
PVH Corp.	110	8,006
QUALCOMM, Inc.	6,432	898,486
Quanta Services, Inc.	224	25,980
Ralph Lauren Corp.	604	63,021
Raymond James Financial, Inc.	86	8,382
Raytheon Technologies Corp.	2,172	206,145
Realty Income Corp.	906	62,840
Regency Centers Corp.	231	15,900
Regeneron Pharmaceuticals, Inc.†	451	297,259
Reinsurance Group of America, Inc.	64	6,868
Reliance Steel & Aluminum Co.	294	58,285
Republic Services, Inc.	443	59,482
ResMed, Inc.	212	42,394
RingCentral, Inc., Class A†	71	6,024
Rivian Automotive, Inc., Class A†	782	23,648
Rockwell Automation, Inc.	56	14,150
Roku, Inc.†	304	28,242
Royal Gold, Inc.	2,814	367,171
RPM International, Inc.	600	49,740
Ryder System, Inc.	2,711	189,499
S&P Global, Inc.	5,069	1,908,478
salesforce.com, Inc.†	7,154	1,258,675
SBA Communications Corp.	255	88,513
Seagen, Inc.†	276	36,159
Sempra Energy	1,110	179,110
Semtech Corp.†	541	32,244
Service Corp. International	1,578	103,533
ServiceNow, Inc.†	2,135	1,020,743
Sherwin-Williams Co.	535	147,104
Simon Property Group, Inc.	6,178	729,004
Sirius XM Holdings, Inc.	66,751	400,506
SiteOne Landscape Supply, Inc.†	472	66,566
Skyworks Solutions, Inc.	462	52,345
Snap-on, Inc.	1,880	399,481
SolarEdge Technologies, Inc.†	212	53,087
Southern Co.	2,768	203,144
Southwest Airlines Co.†	1,391	64,988
SS&C Technologies Holdings, Inc.	252	16,294
Stanley Black & Decker, Inc.	420	50,463
Starbucks Corp.	1,339	99,943
State Street Corp.	303	20,292
Steel Dynamics, Inc.	123	10,547
Stifel Financial Corp.	2,112	130,627
Stryker Corp.	648	156,336
Sun Communities, Inc.	636	111,663
SVB Financial Group†	29	14,142
Synchrony Financial	2,333	85,878
Syneos Health, Inc.†	234	17,103
Synopsys, Inc.†	169	48,468
T-Mobile US, Inc.†	1,835	225,962
T. Rowe Price Group, Inc.	132	16,241
Take-Two Interactive Software, Inc.†	247	29,519
Tapestry, Inc.	416	13,695
Teledyne Technologies, Inc.†	109	47,039
Teleflex, Inc.	29	8,283
Teradyne, Inc.	964	101,663
Tesla, Inc.†	4,283	3,729,465
Texas Instruments, Inc.	5,352	911,178
Textron, Inc.	461	31,924
Thermo Fisher Scientific, Inc.	1,678	927,800
TJX Cos., Inc.	1,293	79,235
Trade Desk, Inc., Class A†	207	12,196
TransDigm Group, Inc.†	74	44,016
Travel & Leisure Co.	502	27,851
Travelers Cos., Inc.	7,198	1,231,290
Trimble, Inc.†	1,170	78,039
Truist Financial Corp.	1,933	93,461
Twitter, Inc.†	1,024	50,196
Tyler Technologies, Inc.†	116	45,786
Uber Technologies, Inc.†	363	11,427
UDR, Inc.	1,224	65,129
Under Armour, Inc., Class A†	296	4,547
Under Armour, Inc., Class C†	337	4,782
Union Pacific Corp.	7,736	1,812,467
United Airlines Holdings, Inc.†	510	25,755
United Parcel Service, Inc., Class B	5,433	977,831
United Rentals, Inc.†	201	63,621
United Therapeutics Corp.†	58	10,298
UnitedHealth Group, Inc.	2,128	1,082,194
Unity Software, Inc.†	154	10,227
US Bancorp	1,405	68,227
Valero Energy Corp.	2,163	241,131
Veeva Systems, Inc., Class A†	49	8,916

Ventas, Inc.	505	28,053
Verizon Communications, Inc.	13,526	626,254
Vertex Pharmaceuticals, Inc.†	1,039	283,876
Viatris, Inc.	38,670	399,461
Visa, Inc., Class A	16,984	3,619,800
Vistra Corp.	4,477	112,015
VMware, Inc., Class A	111	11,992
Voya Financial, Inc.	4,857	306,671
Vulcan Materials Co.	753	129,734
Walmart, Inc.	4,139	633,226
Walt Disney Co.†	4,227	471,860
Warner Bros. Discovery, Inc.†	7,732	140,336
Waste Management, Inc.	1,386	227,914
Waters Corp.†	158	47,877
WEC Energy Group, Inc.	1,420	142,071
Wells Fargo & Co.	13,573	592,190
Welltower, Inc.	617	56,030
West Pharmaceutical Services, Inc.	135	42,533
Western Digital Corp.†	377	20,007
Western Union Co.	514	8,615
Westinghouse Air Brake Technologies Corp.	938	84,336
Weyerhaeuser Co.	1,032	42,539
Williams Cos., Inc.	2,311	79,244
Wintrust Financial Corp.	1,689	147,483
Workday, Inc., Class A†	3,968	820,186
WR Berkley Corp.	501	33,311
WW Grainger, Inc.	98	49,003
Xcel Energy, Inc.	2,174	159,267
Xylem, Inc.	325	26,162
Yum! Brands, Inc.	71	8,308
Zebra Technologies Corp., Class A†	213	78,738
Zimmer Biomet Holdings, Inc.	270	32,602
Zions Bancorp NA	238	13,449
Zoetis, Inc.	8,559	1,517,083
Zoom Video Communications, Inc., Class A†	138	13,741
Zscaler, Inc.†	63	12,773

		178,936,556

Total Common Stocks (cost $358,795,378)		332,827,029

U.S. GOVERNMENT TREASURIES — 44.1%
United States Treasury Notes
0.63% due 05/15/2030	$27,500,000	23,036,621
0.63% due 08/15/2030	49,500,000	41,255,156
0.88% due 11/15/2030	42,750,000	36,269,033
1.13% due 02/15/2031	40,000,000	34,560,938
1.25% due 08/15/2031	33,000,000	28,617,187
1.38% due 11/15/2031	44,500,000	38,916,642
1.50% due 02/15/2030	20,622,700	18,624,876
1.63% due 08/15/2029	15,882,200	14,551,445
1.63% due 05/15/2031	47,956,300	43,158,797
1.75% due 11/15/2029	11,934,000	11,013,311
1.88% due 02/15/2032	26,000,000	23,773,750
2.38% due 05/15/2029	17,308,800	16,694,878

Total U.S. Government Treasuries (cost $372,576,374)		330,472,634

OPTIONS - PURCHASED† — 0.8%
Exchanged-Traded Put Option-Purchased(2) (cost $5,287,250)	865	5,825,775

WARRANTS †— 0.0%
Occidental Petroleum Corp. Expires 08/03/2027	234	7,895
Cie Financiere Richemont SA Expires 11/22/2023	1,210	858

Total Warrants (cost $1,155)		8,753

Total Long-Term Investment Securities (cost $736,660,157)		669,134,191

SHORT-TERM INVESTMENT SECURITIES — 7.1%
Registered Investment Companies — 1.9%
State Street Institutional Treasury Money Market Fund, Premier Class 0.29%(3)	$14,817,293	14,817,293

U.S. Government Treasuries — 5.2%
United States Treasury Bills
0.06% due 05/19/2022	1,000,000	999,899
0.09% due 06/16/2022	2,000,000	1,998,887
0.28% due 07/14/2022	9,000,000	8,985,783
0.45% due 08/11/2022	9,000,000	8,975,659
0.74% due 09/08/2022	9,000,000	8,965,654
1.14% due 10/06/2022	9,000,000	8,954,568

		38,880,450

Total Short-Term Investment Securities (cost $53,731,454)		53,697,743

TOTAL INVESTMENTS — (cost $790,391,611)	96.4%	722,831,934
Other assets less liabilities	3.6	26,892,614

NET ASSETS	100.0%	$749,724,548

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $1,497,774 representing 0.2% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Options — Purchased:

Exchanged - Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 4/30/2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	October 2022	$3,150	865	$357,411,945	$5,287,250	$5,825,775	$538,525

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of April 30, 2022.

ADR — American Depositary Receipt

ASX — Australian Stock Exchange

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

Euronext Amsterdam — Euronext Stock Exchange, Amsterdam

FDR — Fiduciary Depositary Receipt

ISE — Irish Stock Exchange

LSE — London Stock Exchange

NES — Non-Voting Equity Securities

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
83	Long	FTSE 100 Index	June 2022	$7,439,528	$7,743,080	$303,552
27	Long	FTSE/MIB Index	June 2022	3,269,444	3,349,062	79,618
37	Short	S&P 500 E-Mini Index	June 2022	7,858,778	7,635,875	222,903
153	Long	TOPIX Index	June 2022	20,858,618	22,324,576	1,465,958
537	Short	U.S. Treasury 5 Year Notes	June 2022	63,575,669	60,504,797	3,070,872
81	Short	U.S. Treasury Ultra Bonds	June 2022	14,931,134	12,995,438	1,935,696

						$7,078,599

						Unrealized (Depreciation)

42	Long	IBEX 35 Index	June 2022	$3,776,087	$3,733,409	$(42,678)
572	Long	MSCI EAFE Index	June 2022	60,185,090	57,102,760	(3,082,330)
318	Long	S&P 500 E-Mini Index	June 2022	69,996,535	65,627,250	(4,369,285)

						$(7,494,293)

	Net Unrealized Appreciation (Depreciation)					$(415,694)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Deutsche Bank AG	CAD	38,099	USD	30,083	06/15/2022	$429	$—
	EUR	24,245,000	USD	26,443,350	06/15/2022	815,731	—
	NOK	98,000	USD	11,026	06/15/2022	576	—
	USD	243,046	AUD	326,000	06/15/2022	—	(12,533)
	USD	27,017,679	EUR	24,245,436	06/15/2022	—	(1,389,599)
	USD	9,390,342	JPY	1,080,786,000	06/15/2022	—	(1,050,555)
	USD	67,786	SEK	656,000	06/15/2022	—	(902)

						816,736	(2,453,589)

JPMorgan Chase Bank	AUD	13,431,819	USD	9,793,818	06/15/2022	296,238	—
	JPY	1,129,877,039	USD	9,756,136	06/15/2022	1,037,542	—
	USD	9,533,016	AUD	13,000,000	06/15/2022	—	(340,773)
	USD	327,591	EUR	300,000	06/15/2022	—	(10,483)
	USD	2,711,092	JPY	314,747,019	06/15/2022	—	(282,375)
	USD	80,384	SGD	109,000	06/15/2022	—	(1,571)

						1,333,780	(635,202)

Morgan Stanley and Co.	EUR	2,562,735	USD	2,855,743	06/15/2022	146,863	—
	GBP	185,000	USD	246,928	06/15/2022	14,291	—
	JPY	547,504,949	USD	4,746,872	06/15/2022	522,099	—
	USD	387,709	CHF	356,000	06/15/2022	—	(20,945)
	USD	94,810	EUR	87,000	06/15/2022	—	(2,848)
	USD	52,134	NZD	77,000	06/15/2022	—	(2,427)
	USD	71,752	SEK	676,000	06/15/2022	—	(2,828)

						683,253	(29,048)

UBS AG	EUR	501,000	USD	552,057	06/15/2022	22,486	—
	USD	427,527	AUD	586,442	06/15/2022	—	(12,857)

						22,486	(12,857)

Net Unrealized Appreciation/(Depreciation)						$2,856,255	$(3,130,696)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

Industry Allocation*
United States Treasury Notes	44.1%
U.S. Government Treasuries	5.1
Medical-Drugs	3.4
Applications Software	2.1
Computers	2.0
Registered Investment Companies	2.0
Diversified Banking Institutions	1.8
Oil Companies-Integrated	1.4
Banks-Commercial	1.2
Web Portals/ISP	1.1
Electric-Integrated	1.1
Tobacco	1.1
Finance-Credit Card	1.1
Auto-Cars/Light Trucks	1.0
Cosmetics & Toiletries	1.0
Semiconductor Equipment	0.9
Real Estate Investment Trusts	0.9
Electronic Components-Semiconductors	0.9
Options Purchased	0.8
Aerospace/Defense	0.8
Insurance-Property/Casualty	0.8
Medical-Biomedical/Gene	0.8
E-Commerce/Products	0.7
Insurance-Multi-line	0.7
Commercial Services-Finance	0.6
Medical Instruments	0.6
Telephone-Integrated	0.6
Enterprise Software/Service	0.5
Chemicals-Diversified	0.5
Cable/Satellite TV	0.5
Diversified Manufacturing Operations	0.5
Beverages-Wine/Spirits	0.5
Electronic Measurement Instruments	0.5
Medical Products	0.4
Insurance-Life/Health	0.4
Oil Companies-Exploration & Production	0.4
Food-Misc./Diversified	0.4
Diversified Minerals	0.4
Instruments-Controls	0.4
Networking Products	0.4
Retail-Building Products	0.4
Building & Construction Products-Misc.	0.4
Machinery-General Industrial	0.4
Industrial Automated/Robotic	0.4
Apparel Manufacturers	0.3
Diagnostic Equipment	0.3
Internet Content-Entertainment	0.3
Transport-Rail	0.3
Electric-Generation	0.3
Retail-Discount	0.3
Human Resources	0.3
Electronic Components-Misc.	0.3
E-Commerce/Services	0.3
Semiconductor Components-Integrated Circuits	0.2
Industrial Gases	0.2
Transport-Services	0.2
Medical-HMO	0.2
Metal-Diversified	0.2
Commercial Services	0.2
Textile-Apparel	0.2
Computer Services	0.2
Chemicals-Specialty	0.2
Oil Refining & Marketing	0.2
Distribution/Wholesale	0.2
Import/Export	0.2
Electronic Forms	0.2
Medical-Generic Drugs	0.2
Pharmacy Services	0.2
Gold Mining	0.2
Multimedia	0.2
Power Converter/Supply Equipment	0.2
Insurance Brokers	0.1
Oil-Field Services	0.1
Retail-Apparel/Shoe	0.1
Building Products-Air & Heating	0.1
Food-Retail	0.1
Rubber-Tires	0.1
Audio/Video Products	0.1
Finance-Investment Banker/Broker	0.1
Real Estate Management/Services	0.1
Banks-Super Regional	0.1
Beverages-Non-alcoholic	0.1
Electric Products-Misc.	0.1
Brewery	0.1
Publishing-Periodicals	0.1
Cellular Telecom	0.1
Office Automation & Equipment	0.1
Medical Labs & Testing Services	0.1
Data Processing/Management	0.1
Retail-Jewelry	0.1
Diagnostic Kits	0.1
Transport-Marine	0.1
Investment Companies	0.1
Broadcast Services/Program	0.1
Computer Data Security	0.1
Electronic Connectors	0.1
Gas-Distribution	0.1
Machine Tools & Related Products	0.1
Insurance-Reinsurance	0.1
Retail-Restaurants	0.1
Private Equity	0.1
Consulting Services	0.1
Metal-Aluminum	0.1
Tools-Hand Held	0.1
Steel-Producers	0.1
Electronic Security Devices	0.1
Lighting Products & Systems	0.1
Rental Auto/Equipment	0.1
Advertising Agencies	0.1
Casino Services	0.1
Machinery-Farming	0.1
Photo Equipment & Supplies	0.1

96.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
United Kingdom	$661,899	$19,781,627	**	$0	$20,443,526
Other Countries	187,136,601	125,246,902	**	—	312,383,503
U.S. Government Treasuries	—	330,472,634		—	330,472,634
Options-Purchased	5,825,775	—		—	5,825,775
Warrants	8,753	—		—	8,753
Short-Term Investment Securities:
Registered Investment Companies	14,817,293	—		—	14,817,293
U.S. Government Treasuries	—	38,880,450		—	38,880,450

Total Investments at Value	$208,450,321	$514,381,613		$0	$722,831,934

Other Financial Instruments:+
Futures Contracts	$5,229,471	$1,849,128	**	$—	$7,078,599
Forward Foreign Currency Contracts	—	2,856,255		—	2,856,255

Total Other Financial Instruments	$5,229,471	$4,705,383		$—	$9,934,854

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$7,451,615	$42,678	**	$—	$7,494,293
Forward Foreign Currency Contracts	—	3,130,696		—	3,130,696

Total Other Financial Instruments	$7,451,615	$3,173,374		$—	$10,624,989

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA DFA Ultra Short Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 3.5%
E-Commerce/Products — 0.8%
Amazon.com, Inc. Senior Notes 2.73% due 04/13/2024	$3,000,000	$2,997,990

Medical Labs & Testing Services — 2.7%
Roche Holdings, Inc. FRS Company Guar. Notes 0.61% (SOFR+0.33%) due 09/11/2023*	5,000,000	5,002,046
Roche Holdings, Inc. Company Guar. Notes 1.88% due 03/08/2024*	5,000,000	4,907,736

		9,909,782

Total U.S. Corporate Bonds & Notes (cost $13,000,000)		12,907,772

FOREIGN CORPORATE BONDS & NOTES — 30.5%
Banks-Commercial — 10.4%
Bank of Montreal FRS Senior Notes 0.43% (SOFR+0.15%) due 09/02/2022	3,750,000	3,747,509
Bank of Nova Scotia FRS Senior Notes 0.43% (SOFR+0.15%) due 08/19/2022	7,000,000	6,996,107
Canadian Imperial Bank of Commerce Senior Notes 3.50% due 09/13/2023	1,975,000	1,989,569
Cooperatieve Rabobank UA FRS Senior Notes 0.58% (SOFR+ 0.30%) due 01/12/2024	5,532,000	5,520,198
Royal Bank of Canada Senior Notes 0.43% due 10/11/2022	5,000,000	4,996,111
Swedbank AB Senior Notes 0.60% due 09/25/2023*	1,000,000	965,010
Toronto-Dominion Bank FRS Senior Notes 0.50% (SOFR+0.22%) due 06/02/2023	6,000,000	5,975,669
Toronto-Dominion Bank FRS Senior Notes 0.52% (SOFR+0.24%) due 01/06/2023	3,879,000	3,872,638
Westpac Banking Corp. Senior Notes 3.30% due 02/26/2024	4,000,000	4,013,950

		38,076,761

Banks-Export/Import — 3.1%
Export Development Canada Government Guar. Notes 0.50% due 04/08/2024	800,000	765,129
Swedish Export Credit Corp. FRS Senior Notes 1.28% (SOFR+1.00%) due 12/19/2022	3,750,000	3,770,138
Swedish Export Credit Corp. FRS Senior Notes 1.28% (SOFR+1.00%) due 05/25/2023	6,750,000	6,807,477

		11,342,744

Banks-Special Purpose — 1.8%
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 0.25% due 03/08/2024	1,000,000	955,918
Landeskreditbank Baden-Wuerttemberg Foerderbank Government Guar. Notes 0.25% due 02/12/2024	6,000,000	5,740,824

		6,696,742

Oil Companies-Integrated — 1.1%
Statoil ASA Company Guar. Notes 2.65% due 01/15/2024	4,000,000	3,974,848

SupraNational Banks — 14.1%
Asian Development Bank Senior Notes 1.63% due 03/15/2024	3,500,000	3,431,137
European Bank for Reconstruction & Development FRS Senior Notes 0.54% (SOFR+0.26%) due 08/19/2022	6,625,000	6,628,872
European Bank for Reconstruction & Development FRS Senior Notes 0.54% (SOFR+0.26%) due 03/13/2023	1,940,000	1,943,039
European Investment Bank FRS Senior Notes 0.53% (SOFR+0.25%) due 01/30/2023	6,000,000	6,008,016
European Investment Bank Senior Notes 2.63% due 03/15/2024	2,700,000	2,695,960
European Investment Bank Senior Notes 3.25% due 01/29/2024	700,000	706,734
Inter-American Development Bank Senior Notes 0.25% due 11/15/2023	3,000,000	2,894,042
Inter-American Development Bank FRS Senior Notes 0.54% (SOFR+0.26%) due 09/16/2022	6,445,000	6,448,645
Inter-American Development Bank Senior Notes 2.63% due 01/16/2024	1,000,000	999,429
Inter-American Investment Corp. FRS Senior Notes 0.55% (SOFR+0.27%) due 03/22/2024	8,400,000	8,395,212

International Bank for Reconstruction & Development FRS Senior Notes 0.41% (SOFR+0.13%) due 01/13/2023	7,500,000	7,500,494
International Finance Corp. FRS Senior Notes 0.37% (SOFR+0.09%) due 06/30/2023	3,600,000	3,597,449

		51,249,029

Total Foreign Corporate Bonds & Notes (cost $111,873,759)		111,340,124

FOREIGN GOVERNMENT OBLIGATIONS — 8.4%
Regional Authority — 5.6%
Province of Alberta, Canada Senior Notes 2.95% due 01/23/2024	1,000,000	1,002,416
Province of Alberta, Canada Senior Notes 3.35% due 11/01/2023	9,367,000	9,457,204
Province of Ontario, Canada Senior Notes 3.05% due 01/29/2024	4,000,000	4,018,708
Province of Ontario, Canada Senior Notes 3.40% due 10/17/2023	6,000,000	6,063,900

		20,542,228

Sovereign Agency — 2.8%
Kommunalbanken AS FRS Senior Notes 0.44% (SOFR+0.16%) due 10/27/2023*	8,500,000	8,501,275
Kommunalbanken AS Senior Notes 2.75% due 02/05/2024	1,586,000	1,585,498

		10,086,773

Total Foreign Government Obligations (cost $31,162,674)		30,629,001

U.S. GOVERNMENT TREASURIES — 46.9%
United States Treasury Notes — 46.9%
United States Treasury Notes
0.13% due 08/31/2023	12,600,000	12,220,031
0.13% due 09/15/2023	34,900,000	33,823,008
0.13% due 10/15/2023	38,750,000	37,451,270
0.13% due 12/15/2023	2,500,000	2,403,418
0.13% due 01/15/2024	3,500,000	3,355,762
0.25% due 09/30/2023	32,400,000	31,407,750
0.25% due 11/15/2023	4,000,000	3,863,281
0.38% due 10/31/2023	36,000,000	34,873,594
0.50% due 11/30/2023	3,500,000	3,388,164
0.75% due 12/31/2023	4,000,000	3,878,750
United States Treasury Notes FRS 0.88% (3 M USBMMY-1.50%) due 01/31/2024	4,500,000	4,505,704

Total U.S. Government Treasuries (cost $175,797,498)		171,170,732

Total Long-Term Investment Securities (cost $331,833,931)		326,047,629

SHORT-TERM INVESTMENT SECURITIES — 10.6%
Certificates of Deposit — 1.9%
Bank of Montreal FRS 0.43% (SOFR+0.15%) due 09/27/2022	2,000,000	1,998,400
Westpac Banking Corp. FRS 0.41% (SOFR+0.13%) due 05/09/2022	5,000,000	5,000,135

		6,998,535

Commercial Paper — 8.2%
Caisse des Depots et Consignations 0.60% due 05/10/2022*	1,000,000	999,814
Caisse des Depots et Consignations 0.60% due 05/23/2022*	4,500,000	4,497,903
Commonwealth Bank of Australia 0.41% due 09/29/2022*	2,000,000	1,998,209
KFW 0.41% due 05/02/2022*	1,250,000	1,249,962
KFW 0.46% due 05/02/2022*	8,250,000	8,249,750
National Australia Bank, Ltd. 0.38% due 05/06/2022*	2,000,000	1,999,983
National Securities Clearing Corp. 0.40% due 05/12/2022*	6,000,000	5,998,813
Royal Bank of Canada 0.53% due 12/01/2022*	5,000,000	4,995,612

		29,990,046

Registered Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(1)	1,577,572	1,577,572

Total Short-Term Investment Securities (cost $38,574,921)		38,566,153

TOTAL INVESTMENTS (cost $370,408,852)	99.9%	364,613,782
Other assets less liabilities	0.1	385,371

NET ASSETS	100.0%	$364,999,153

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $49,366,113 representing 13.5% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2022.

FRS — Floating Rate Security

The rates shown on FRS are the current interest rates as of April 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 M USBMMY — 3 Month U.S. Treasury Bill Money Market Yield

SOFR — Secured Overnight Financing Rate

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$12,907,772	$—	$12,907,772
Foreign Corporate Bonds & Notes	—	111,340,124	—	111,340,124
Foreign Government Obligations	—	30,629,001	—	30,629,001
U.S. Government Treasuries	—	171,170,732	—	171,170,732
Short-Term Investment Securities:
Registered Investment Companies	1,577,572	—	—	1,577,572
Other Short-Term Securities	—	36,988,581	—	36,988,581

Total Investments at Value	$1,577,572	$363,036,210	$—	$364,613,782

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Emerging Markets Equity Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/Principal Amount	Value (Note 1)

COMMON STOCKS — 86.5%
Bermuda — 0.4%
Beijing Enterprises Water Group, Ltd.	46,000	$14,834
Brilliance China Automotive Holdings, Ltd.†(2)	36,000	14,733
China Gas Holdings, Ltd.	42,000	50,901
China Resources Gas Group, Ltd.	12,000	45,234
COSCO SHIPPING Ports, Ltd.	26,000	18,420
Credicorp, Ltd.	907	125,973
Hopson Development Holdings, Ltd.	13,200	25,162
Huabao International Holdings, Ltd.	13,000	7,078
Kunlun Energy Co., Ltd.	54,000	44,603
Nine Dragons Paper Holdings, Ltd.	25,000	22,013
Shenzhen International Holdings, Ltd.	12,000	12,842

		381,793

Brazil — 4.9%
Alpargatas SA (Preference Shares)	1,700	6,740
AMBEV SA	64,100	188,257
Americanas SA	4,870	23,641
Atacadao SA	2,500	10,402
B3 SA - Brasil Bolsa Balcao	85,200	229,201
Banco Bradesco SA	19,771	59,625
Banco Bradesco SA (Preference Shares)	74,215	269,903
Banco BTG Pactual SA	12,000	56,044
Banco do Brasil SA	11,000	73,913
Banco Inter SA	4,216	12,936
Banco Santander Brasil SA	5,500	35,321
BB Seguridade Participacoes SA	8,600	44,235
Bradespar SA (Preference Shares)	3,275	19,402
Braskem SA, Class A (Preference Shares)	2,100	17,084
BRF SA†	6,300	17,305
CCR SA	13,400	33,636
Centrais Eletricas Brasileiras SA	5,600	45,852
Cia de Saneamento Basico do Estado de Sao Paulo	3,300	29,723
Cia Energetica de Minas Gerais (Preference Shares)	11,913	35,349
Cia Siderurgica Nacional SA	9,400	40,061
Cosan SA	9,200	39,078
Energisa SA	1,500	14,454
Engie Brasil Energia SA	1,900	16,102
Equatorial Energia SA	10,000	51,861
Gerdau SA (Preference Shares)	13,900	78,638
Getnet Adquirencia e Servicos para Meios de Pagamento SA	1,375	926
Hapvida Participacoes e Investimentos SA*	50,705	89,945
Hypera SA	4,200	31,789
Itau Unibanco Holding SA (Preference Shares)	66,550	321,312
Itausa SA (Preference Shares)	61,824	115,171
JBS SA	13,700	104,885
Klabin SA	8,700	36,497
Localiza Rent a Car SA	8,280	88,662
Lojas Renner SA	11,110	53,371
Magazine Luiza SA	41,000	40,470
Natura & Co. Holding SA	11,900	44,746
Petroleo Brasileiro SA	51,800	350,366
Petroleo Brasileiro SA (Preference Shares)	66,600	407,902
Raia Drogasil SA	13,200	55,882
Rede D’Or Sao Luiz SA*	5,000	37,146
Rumo SA	17,000	56,289
Suzano SA	10,191	102,261
Telefonica Brasil SA	4,900	52,717
TIM SA	8,900	24,266
TOTVS SA	5,600	36,212
Ultrapar Participacoes SA	9,500	25,114
Vale SA	54,388	916,267
Via S/A†	15,900	9,552
Vibra Energia SA	14,100	60,234
WEG SA	23,600	143,683
XP, Inc. BDR†	1,536	38,065

		4,692,493

British Virgin Islands — 0.0%
VK Co., Ltd. GDR†(2)	1,364	0

Cayman Islands — 15.2%
360 DigiTech, Inc. ADR	1,035	14,935
51job, Inc. ADR†	294	17,890
AAC Technologies Holdings, Inc.	9,500	21,991
Agile Group Holdings, Ltd.	18,000	8,590
Airtac International Group	2,000	54,333
Alibaba Group Holding, Ltd.†	202,328	2,472,812
ANTA Sports Products, Ltd.	15,000	172,512
Autohome, Inc. ADR	772	22,442
Baidu, Inc. ADR†	3,841	476,937
BeiGene, Ltd. ADR†	600	96,000
Bosideng International Holdings, Ltd.	42,000	20,910
Chailease Holding Co., Ltd.	17,244	136,815
China Conch Venture Holdings, Ltd.	22,500	58,690
China Feihe, Ltd.*	49,000	46,180
China Hongqiao Group, Ltd.	23,000	28,754
China Lesso Group Holdings, Ltd.	15,000	18,604
China Literature, Ltd.†*	4,200	17,694
China Medical System Holdings, Ltd.	16,000	22,752
China Meidong Auto Holdings, Ltd.	8,000	26,156
China Mengniu Dairy Co., Ltd.	44,000	236,726
China Resources Cement Holdings, Ltd.	36,000	29,788
China Resources Land, Ltd.	46,000	204,202
China Resources Mixc Lifestyle Services, Ltd.*	7,600	36,413
Chinasoft International, Ltd.	36,000	29,294
CIFI Holdings Group Co., Ltd.	52,500	25,309
Country Garden Holdings Co., Ltd.	113,000	77,218
Country Garden Services Holdings Co., Ltd.	20,689	87,129
Dali Foods Group Co., Ltd.*	27,500	13,994
Daqo New Energy Corp. ADR†	750	31,177
ENN Energy Holdings, Ltd.	11,100	147,569
GDS Holdings, Ltd. ADR†	1,222	38,395
Geely Automobile Holdings, Ltd.	82,000	127,024
Haidilao International Holding, Ltd.*	11,000	21,438
Haitian International Holdings, Ltd.	9,000	22,234
Hansoh Pharmaceutical Group Co., Ltd.*	16,000	26,124
Hello Group, Inc. ADR	1,846	9,821
Hengan International Group Co., Ltd.	9,000	42,592
Huazhu Group, Ltd. ADR	2,224	67,254
Innovent Biologics, Inc.†*	16,000	48,892

iQIYI, Inc. ADR†	3,642	12,966
JD Health International, Inc.†*	4,650	29,190
JD.com, Inc., Class A Locked - Up Shares†	27,877	868,939
JOYY, Inc. ADR	750	29,678
KE Holdings, Inc. ADR†	4,700	66,646
Kingboard Holdings, Ltd.	10,500	47,189
Kingboard Laminates Holdings, Ltd.	16,000	24,577
Kingdee International Software Group Co., Ltd.†	34,000	69,224
Kingsoft Cloud Holdings, Ltd. ADR†	700	2,534
Kingsoft Corp., Ltd.	12,000	36,415
Kuaishou Technology†*	3,500	28,757
KWG Group Holdings, Ltd.	18,500	6,584
Lee & Man Paper Manufacturing, Ltd.	18,000	8,586
Li Ning Co., Ltd.	30,000	234,592
Longfor Group Holdings, Ltd.*	26,000	126,682
Meituan, Class B†*	54,700	1,174,080
Microport Scientific Corp.	10,000	19,696
Minth Group, Ltd.	10,000	23,581
NetEase, Inc. ADR	5,470	521,455
NIO, Inc. ADR†	18,429	307,764
Noah Holdings, Ltd. ADR†	401	7,206
Pinduoduo, Inc. ADR†	5,905	254,446
Ping An Healthcare and Technology Co., Ltd.†*	7,000	17,227
Seazen Group, Ltd.	28,000	11,679
Shenzhou International Group Holdings, Ltd.	11,700	160,848
Shimao Property Holdings, Ltd.	17,500	9,857
Silergy Corp.	1,000	88,322
Sino Biopharmaceutical, Ltd.	141,750	73,808
Smoore International Holdings, Ltd.*	24,000	50,467
Sunny Optical Technology Group Co., Ltd.	10,000	146,307
TAL Education Group ADR†	5,319	18,031
Tencent Holdings, Ltd.	78,200	3,668,001
Tencent Music Entertainment Group ADR†	8,901	37,829
Tingyi Cayman Islands Holding Corp.	26,000	47,218
Tongcheng Travel Holdings, Ltd.†	11,200	19,715
Topsports International Holdings, Ltd.*	17,000	13,008
Trip.com Group, Ltd. ADR†	6,529	154,411
Uni-President China Holdings, Ltd.	18,000	15,802
Vinda International Holdings, Ltd.	5,000	12,056
Vipshop Holdings, Ltd. ADR†	6,113	46,826
Vnet Group, Inc. ADR†	1,208	7,212
Want Want China Holdings, Ltd.	68,000	61,218
Weibo Corp. ADR†	688	15,920
Wuxi Biologics Cayman, Inc.†*	49,000	355,588
Xinyi Solar Holdings, Ltd.	66,000	98,424
Xpeng, Inc. ADR†	5,200	127,972
Yadea Group Holdings, Ltd.*	14,000	20,985
Yihai International Holding, Ltd.	7,000	19,597
Zai Lab, Ltd. ADR†	953	38,082
Zhen Ding Technology Holding, Ltd.	7,000	24,903
Zhongsheng Group Holdings, Ltd.	8,000	52,675
ZTO Express Cayman, Inc. ADR	5,548	152,625

		14,524,990

Chile — 0.4%
Banco de Chile	582,395	58,153
Banco de Credito e Inversiones SA	637	19,713
Banco Santander Chile	824,433	39,667
Cencosud SA	17,694	28,322
Colbun SA	108,744	7,770
Empresas CMPC SA	15,604	23,257
Empresas COPEC SA	5,516	40,557
Enel Americas SA	427,218	44,738
Falabella SA	8,881	24,943
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,545	114,685

		401,805

China — 6.9%
3SBio, Inc.†*	13,000	9,057
A-Living Smart City Services Co., Ltd.*	6,000	9,426
Agricultural Bank of China, Ltd.	394,000	147,936
Air China, Ltd.†	20,000	13,400
Akeso, Inc.†*	3,000	5,576
Aluminum Corp. of China, Ltd.†	34,000	15,761
Anhui Conch Cement Co., Ltd.	17,500	94,764
Bank of China, Ltd.	1,110,000	436,928
Bank of Communications Co., Ltd.	127,000	88,592
Baozun, Inc. ADR†	720	5,501
Beijing Capital International Airport Co., Ltd.†	24,000	13,093
Bilibili, Inc. ADR†	2,235	54,400
BYD Co., Ltd.	11,000	323,187
CanSino Biologics, Inc.†*	1,000	10,670
China Cinda Asset Management Co., Ltd.	87,000	14,613
China CITIC Bank Corp., Ltd.	125,000	63,571
China Communications Services Corp., Ltd.	24,000	10,873
China Conch Environment Protection Holdings, Ltd.†	22,500	19,269
China Construction Bank Corp.	1,315,000	934,414
China Everbright Bank Co., Ltd.	45,000	16,307
China Galaxy Securities Co., Ltd.	39,500	21,422
China Huarong Asset Management Co., Ltd.†*	88,000	3,997
China International Capital Corp., Ltd.*	18,400	36,727
China Life Insurance Co., Ltd.	102,000	148,011
China Longyuan Power Group Corp. Ltd.	45,000	87,292
China Merchants Bank Co., Ltd.	56,500	340,104
China Minsheng Banking Corp., Ltd.	80,000	30,340
China Molybdenum Co, Ltd.	42,000	20,925
China National Building Material Co., Ltd.	54,000	71,572
China Pacific Insurance Group Co., Ltd.	39,000	86,154
China Petroleum & Chemical Corp.	342,000	168,432
China Railway Group, Ltd.	43,000	30,001

China Shenhua Energy Co., Ltd.	49,000	156,188
China Tower Corp., Ltd.*	580,000	67,660
China Vanke Co., Ltd.	24,300	56,758
CIFI Ever Sunshine Services Group, Ltd.	10,000	13,225
CITIC Securities Co., Ltd.	29,000	63,605
COSCO SHIPPING Holdings Co., Ltd.†	50,050	78,363
DiDi Global, Inc. ADR†	3,782	7,110
Dongfeng Motor Group Co., Ltd.	36,000	26,252
Flat Glass Group Co., Ltd.	5,000	17,938
Fuyao Glass Industry Group Co., Ltd.*	6,800	27,735
Ganfeng Lithium Co., Ltd.*	3,400	40,795
Genscript Biotech Corp.†	14,000	39,082
GF Securities Co., Ltd.	14,600	18,152
Great Wall Motor Co., Ltd.	44,500	62,332
Guangzhou Automobile Group Co., Ltd.	37,200	31,611
Guangzhou R&F Properties Co., Ltd.	26,000	9,656
Haier Smart Home Co., Ltd.	28,600	102,215
Haitong Securities Co., Ltd.	29,200	20,416
Hangzhou Tigermed Consulting Co., Ltd.*	1,700	16,480
Huaneng Power International, Inc.	48,000	24,103
Huatai Securities Co., Ltd.*	26,200	36,016
I-Mab ADR†	404	5,066
Industrial & Commercial Bank of China, Ltd.	785,000	473,126
Jiangsu Expressway Co., Ltd.	14,000	13,819
Jiangxi Copper Co., Ltd.	12,000	18,900
Jinxin Fertility Group, Ltd.†*	18,000	11,240
Jiumaojiu International Holdings, Ltd.*	10,000	22,023
Li Auto, Inc. ADR†	7,258	162,797
Logan Group Co., Ltd.	22,000	6,787
Lufax Holding, Ltd. ADR	2,200	12,210
Ming Yuan Cloud Group Holdings, Ltd.	5,000	6,561
New China Life Insurance Co., Ltd.	10,800	27,280
New Oriental Education & Technology Group, Inc. ADR†	2,136	26,807
Nongfu Spring Co., Ltd.*	5,800	30,698
People’s Insurance Co. Group of China, Ltd.	104,000	33,156
PetroChina Co., Ltd.	304,000	145,591
Pharmaron Beijing Co., Ltd.*	1,800	22,529
PICC Property & Casualty Co., Ltd.	96,000	97,552
Ping An Insurance Group Co. of China, Ltd.	88,000	565,920
Postal Savings Bank of China Co., Ltd.*	133,000	101,113
RLX Technology, Inc. ADR†	7,798	15,830
Sany Heavy Equipment International Holdings Co., Ltd.	14,000	13,274
Shandong Weigao Group Medical Polymer Co., Ltd.	36,000	38,149
Shanghai Fosun Pharmaceutical Group Co., Ltd.	6,500	27,494
Shanghai Pharmaceuticals Holding Co., Ltd.	5,800	9,336
Sinopharm Group Co., Ltd.	16,800	38,550
Sunac China Holdings, Ltd.	35,000	20,428
Sunac Services Holdings, Ltd.†*	10,000	5,374
TravelSky Technology, Ltd.	12,000	17,964
Tsingtao Brewery Co., Ltd.	6,000	48,660
Weichai Power Co., Ltd.	25,000	34,813
Weimob, Inc.†*	22,000	13,090
WuXi AppTec Co., Ltd.*	4,896	65,574
Xinjiang Goldwind Science & Technology Co., Ltd.	9,400	13,336
Yanzhou Energy Group Co., Ltd.	26,000	73,276
Zhejiang Expressway Co., Ltd.	18,000	14,810
ZhongAn Online P&C Insurance Co., Ltd.†*	4,900	16,863
Zijin Mining Group Co., Ltd.	82,000	120,579
Zoomlion Heavy Industry Science and Technology Co., Ltd.	17,200	10,032

		6,628,614

Colombia — 0.2%
Bancolombia SA	3,585	35,162
Bancolombia SA (Preference Shares)	5,647	54,786
Ecopetrol SA	82,950	67,190
Grupo de Inversiones Suramericana SA	2,632	26,666
Interconexion Electrica SA ESP	6,010	33,041

		216,845

Cyprus — 0.0%
Ozon Holdings PLC ADR†(2)	701	0
TCS Group Holding PLC GDR†(2)	1,576	0

		0

Czech Republic — 0.2%
CEZ AS	2,521	107,885
Komercni banka AS	1,302	42,460
Moneta Money Bank AS*	7,476	27,914

		178,259

Greece — 0.2%
Alpha Services and Holdings SA†	25,956	29,157
Eurobank Ergasias Services and Holdings SA†	27,995	29,102
Hellenic Telecommunications Organization SA	2,692	51,119
JUMBO SA	1,014	16,402
OPAP SA	2,396	35,011

		160,791

Hong Kong — 1.0%
Alibaba Health Information Technology, Ltd.†	56,000	31,681
Alibaba Pictures Group, Ltd.†	160,000	13,413
Beijing Enterprises Holdings, Ltd.	6,000	20,276
BYD Electronic International Co., Ltd.	9,500	19,099
China Education Group Holdings, Ltd.	9,000	7,677
China Everbright Environment Group, Ltd.	45,000	26,453

China Merchants Port Holdings Co., Ltd.	16,430	28,618
China Power International Development, Ltd.	50,000	24,011
China Resources Beer Holdings Co., Ltd.	22,000	128,409
China Resources Power Holdings Co., Ltd.	28,000	52,406
China Taiping Insurance Holdings Co., Ltd.	21,600	24,639
China Traditional Chinese Medicine Holdings Co., Ltd.	32,000	15,550
China Youzan, Ltd.†	192,000	3,140
CITIC, Ltd.	78,000	80,846
CSPC Pharmaceutical Group, Ltd.	122,320	124,560
Fosun International, Ltd.	37,000	38,960
Guangdong Investment, Ltd.	38,000	48,672
Hua Hong Semiconductor, Ltd.†*	6,000	23,324
Hutchmed China, Ltd. ADR†	907	13,687
Lenovo Group, Ltd.	106,000	102,819
Sinotruk Hong Kong, Ltd.	9,000	10,831
Wharf Holdings, Ltd.	20,000	58,224
Yuexiu Property Co., Ltd.	28,000	29,161

		926,456

Hungary — 0.2%
MOL Hungarian Oil & Gas PLC	6,654	56,767
OTP Bank Nyrt†	3,169	93,555
Richter Gedeon Nyrt	1,902	37,805

		188,127

India — 12.5%
ACC, Ltd.	753	22,836
Adani Enterprises, Ltd.	3,470	105,317
Adani Green Energy, Ltd.†	5,415	202,162
Adani Ports & Special Economic Zone, Ltd.	6,474	71,893
Adani Total Gas, Ltd.	3,511	112,985
Adani Transmission, Ltd.†	3,545	127,951
Ambuja Cements, Ltd.	9,795	47,319
Apollo Hospitals Enterprise, Ltd.	1,102	63,347
Asian Paints, Ltd.	5,198	218,471
Aurobindo Pharma, Ltd.	3,893	31,863
Avenue Supermarts, Ltd.†*	2,121	108,026
Axis Bank, Ltd.†	30,995	291,691
Bajaj Auto, Ltd.	798	38,808
Bajaj Finance, Ltd.	3,701	318,541
Bajaj Finserv, Ltd.	487	93,296
Balkrishna Industries, Ltd.	1,036	28,663
Bandhan Bank, Ltd.*	9,067	39,003
Berger Paints India, Ltd.	2,613	24,408
Bharat Electronics, Ltd.	14,680	44,981
Bharat Forge, Ltd.	2,445	22,211
Bharat Petroleum Corp., Ltd.	8,336	39,157
Bharti Airtel, Ltd.†	32,982	317,128
Biocon, Ltd.†	5,155	24,859
Britannia Industries, Ltd.	1,420	60,785
Cholamandalam Investment and Finance Co., Ltd.	4,836	46,741
Cipla, Ltd.	6,084	77,559
Coal India, Ltd.	16,454	38,976
Colgate-Palmolive India, Ltd.	1,376	29,722
Container Corp. Of India, Ltd.	2,762	23,334
Dabur India, Ltd.	6,181	44,691
Divi’s Laboratories, Ltd.	1,768	102,795
DLF, Ltd.	7,657	36,334
Dr Reddy’s Laboratories, Ltd.	1,567	84,370
Eicher Motors, Ltd.	1,700	57,970
GAIL India, Ltd.	19,406	40,203
Godrej Consumer Products, Ltd.†	5,234	53,372
Grasim Industries, Ltd.	3,820	83,507
Havells India, Ltd.	2,980	50,520
HCL Technologies, Ltd.	14,941	209,976
HDFC Asset Management Co., Ltd.*	489	12,892
HDFC Life Insurance Co., Ltd.*	9,372	70,768
Hero MotoCorp, Ltd.	1,510	48,689
Hindalco Industries, Ltd.	19,529	121,671
Hindustan Petroleum Corp., Ltd.	8,320	29,340
Hindustan Unilever, Ltd.	11,318	330,577
Housing Development Finance Corp., Ltd.	23,500	675,786
ICICI Bank, Ltd.	68,676	663,135
ICICI Lombard General Insurance Co., Ltd.*	2,658	44,379
ICICI Prudential Life Insurance Co., Ltd.*	4,024	27,326
Indian Oil Corp., Ltd.	24,051	39,532
Indraprastha Gas, Ltd.	3,557	16,290
Indus Towers, Ltd.†	8,088	21,768
Info Edge India, Ltd.	950	57,449
Infosys, Ltd.	46,213	937,950
InterGlobe Aviation, Ltd.†*	1,191	28,668
Ipca Laboratories, Ltd.	1,670	21,976
ITC, Ltd.	39,837	134,360
JSW Steel, Ltd.	10,169	95,953
Jubilant Foodworks, Ltd.	5,085	35,582
Kotak Mahindra Bank, Ltd.	7,612	176,729
Larsen & Toubro Infotech, Ltd.*	701	43,607
Larsen & Toubro, Ltd.	9,173	201,912
Lupin, Ltd.	2,736	26,565
Mahindra & Mahindra, Ltd.	10,685	128,262
Marico, Ltd.	6,506	44,086
Maruti Suzuki India, Ltd.	1,810	180,572
Motherson Sumi Systems, Ltd.	15,497	27,441
Motherson Sumi Wiring India, Ltd.†	15,497	13,988
MRF, Ltd.	17	16,043
Muthoot Finance, Ltd.	1,484	24,366
Nestle India, Ltd.	455	108,463
NTPC, Ltd.	58,804	119,814
Oil & Natural Gas Corp., Ltd.	35,442	74,007
Page Industries, Ltd.	62	36,745
Petronet LNG, Ltd.	9,779	25,858
PI Industries, Ltd.	1,010	37,296
Pidilite Industries, Ltd.	1,642	51,640
Piramal Enterprises, Ltd.	997	28,009
Power Grid Corp. of India, Ltd.	35,376	105,888
REC, Ltd.	9,154	15,160

Reliance Industries, Ltd.	38,596	1,400,329
SBI Cards & Payment Services, Ltd.	2,884	30,890
SBI Life Insurance Co., Ltd.*	4,961	71,304
Shree Cement, Ltd.	127	42,520
Shriram Transport Finance Co., Ltd.	2,349	36,542
Siemens, Ltd.	567	16,794
State Bank of India	23,858	152,990
Sun Pharmaceutical Industries, Ltd.	11,173	135,421
Tata Consultancy Services, Ltd.	12,565	578,383
Tata Consumer Products, Ltd.	8,350	89,386
Tata Motors, Ltd.†	22,179	126,292
Tata Steel, Ltd.	8,575	141,156
Tech Mahindra, Ltd.	8,265	134,565
Titan Co., Ltd.	4,707	150,781
Torrent Pharmaceuticals, Ltd.	542	19,927
Trent, Ltd.	1,848	29,406
UltraTech Cement, Ltd.	1,535	131,771
United Spirits, Ltd.†	2,861	32,107
UPL, Ltd.	6,028	64,551
Vedanta, Ltd.	13,952	74,127
Wipro, Ltd.	17,946	118,186
Yes Bank, Ltd.†	111,453	19,684

		11,933,425

Indonesia — 1.7%
Adaro Energy Tbk PT	183,600	42,116
Astra International Tbk PT	260,900	136,134
Bank Central Asia Tbk PT	745,500	416,958
Bank Mandiri Persero Tbk PT	251,000	154,658
Bank Negara Indonesia Persero Tbk PT	90,600	57,308
Bank Rakyat Indonesia Persero Tbk PT	912,200	303,203
Barito Pacific Tbk PT	305,700	17,880
Charoen Pokphand Indonesia Tbk PT	92,900	32,989
Indah Kiat Pulp & Paper Corp. PT	36,200	18,922
Indofood CBP Sukses Makmur Tbk PT	20,800	10,929
Indofood Sukses Makmur Tbk PT	47,000	20,417
Kalbe Farma Tbk PT	224,100	25,348
Merdeka Copper Gold Tbk PT†	115,100	42,099
Sarana Menara Nusantara Tbk PT	189,300	13,175
Semen Indonesia Persero Tbk PT	34,700	15,295
Telekomunikasi Indonesia Persero Tbk PT	646,400	205,980
Tower Bersama Infrastructure Tbk PT	91,600	18,987
Unilever Indonesia Tbk PT	91,400	24,501
United Tractors Tbk PT	23,600	49,193

		1,606,092

Jersey — 0.0%
Polymetal International PLC	4,462	13,569

Kuwait — 0.8%
Agility Public Warehousing Co. KSCP	10,907	44,210
Boubyan Bank KSCP	14,658	46,932
Kuwait Finance House KSCP	71,124	228,431
Mobile Telecommunications Co. KSCP	29,805	66,183
National Bank of Kuwait SAKP	98,705	337,896

		723,652

Luxembourg — 0.2%
Allegro.eu SA†*	5,091	26,051
Globant SA†	490	105,835
Reinet Investments SCA	1,465	29,675

		161,561

Malaysia — 1.2%
AMMB Holdings Bhd†	15,800	13,325
Axiata Group Bhd	30,600	24,610
CIMB Group Holdings Bhd	84,200	100,347
Dialog Group Bhd	47,800	27,373
DiGi.Com Bhd	32,000	27,950
Genting Bhd	23,000	24,366
Genting Malaysia Bhd	28,800	20,017
Hartalega Holdings Bhd	23,300	23,508
Hong Leong Bank Bhd	8,500	40,814
IHH Healthcare Bhd	22,700	34,193
IOI Corp. Bhd	27,900	29,860
Kuala Lumpur Kepong Bhd	4,800	32,345
Malayan Banking Bhd	53,700	111,609
Malaysia Airports Holdings Bhd†	10,000	15,753
Maxis Bhd	24,800	21,576
MISC Bhd	15,100	27,030
Nestle Malaysia Bhd	600	18,342
Petronas Chemicals Group Bhd	30,400	71,362
Petronas Dagangan Bhd	3,700	18,413
Petronas Gas Bhd	9,400	36,653
PPB Group Bhd	8,200	32,328
Press Metal Aluminium Holdings Bhd	32,400	44,430
Public Bank Bhd	199,600	214,501
QL Resources Bhd	11,600	13,597
RHB Bank Bhd	19,700	28,230
Sime Darby Bhd	26,300	14,073
Sime Darby Plantation Bhd	23,000	27,647
Telekom Malaysia Bhd	11,600	13,245
Tenaga Nasional Bhd	27,300	56,701
Top Glove Corp. Bhd	68,500	26,418

		1,190,616

Mexico — 2.1%
America Movil SAB de CV, Series L	463,800	452,288
Arca Continental SAB de CV	4,600	29,230
Becle SAB de CV	7,079	17,643
Cemex SAB de CV CPO†	206,400	91,131
Coca-Cola Femsa SAB de CV	4,975	27,151
Fibra Uno Administracion SA de CV	37,300	40,761
Fomento Economico Mexicano SAB de CV	26,100	195,214
Gruma SAB de CV, Class B	2,775	33,050
Grupo Aeroportuario del Pacifico SAB de CV, Class B	4,800	73,948
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,495	54,408
Grupo Bimbo SAB de CV, Class A	21,400	65,889
Grupo Carso SAB de CV, Class A1	4,600	14,993
Grupo Financiero Banorte SAB de CV, Class O	35,400	233,323

Grupo Financiero Inbursa SAB de CV, Class O†	27,200	46,212
Grupo Mexico SAB de CV, Class B	42,700	200,019
Grupo Televisa SAB CPO	30,800	57,188
Industrias Penoles SAB de CV	1,630	17,935
Kimberly-Clark de Mexico SAB de CV, Class A	17,300	24,077
Operadora de Sites Mexicanos SA de CV A1	14,700	18,016
Orbia Advance Corp SAB de CV	12,000	28,850
Promotora y Operadora de Infraestructura SAB de CV	2,130	15,604
Wal-Mart de Mexico SAB de CV	70,300	249,175

		1,986,105

Netherlands — 0.0%
X5 Retail Group NV GDR(2)	1,555	0
Yandex NV, Class A†(2)	4,192	0

		0

Peru — 0.0%
Cia de Minas Buenaventura SAA ADR	2,325	21,948

Philippines — 0.6%
Aboitiz Equity Ventures, Inc.	21,390	20,727
Ayala Corp.	3,755	52,890
Ayala Land, Inc.	108,400	66,397
Bank of the Philippine Islands	23,440	42,503
BDO Unibank, Inc.	24,700	60,969
Globe Telecom, Inc.	345	15,044
International Container Terminal Services, Inc.	11,660	47,771
JG Summit Holdings, Inc.	39,165	41,666
Jollibee Foods Corp.	4,780	19,605
Metropolitan Bank & Trust Co.	18,723	18,288
PLDT, Inc.	1,155	41,252
SM Investments Corp.	3,160	51,339
SM Prime Holdings, Inc.	135,200	90,370
Universal Robina Corp.	10,620	20,812

		589,633

Poland — 0.5%
Bank Polska Kasa Opieki SA	2,138	46,938
CD Projekt SA	878	23,731
Cyfrowy Polsat SA	3,958	21,546
Dino Polska SA†*	661	42,660
KGHM Polska Miedz SA	1,972	63,768
LPP SA	16	33,670
PGE Polska Grupa Energetyczna SA†	10,070	22,241
Polski Koncern Naftowy Orlen SA	4,160	70,097
Polskie Gornictwo Naftowe I Gazownictwo SA	27,552	38,619
Powszechna Kasa Oszczednosci Bank Polski SA†	11,583	84,923
Powszechny Zaklad Ubezpieczen SA	7,578	52,090
Santander Bank Polska SA	376	22,784

		523,067

Qatar — 0.9%
Barwa Real Estate Co.	17,839	16,611
Commercial Bank PQSC	21,100	44,546
Industries Qatar QSC	24,538	126,843
Masraf Al Rayan QSC	39,477	58,409
Mesaieed Petrochemical Holding Co.	45,719	32,513
Ooredoo Q.P.S.C.	6,504	13,395
Qatar Electricity & Water Co. QSC	4,301	20,184
Qatar Fuel QSC	6,324	31,841
Qatar Gas Transport Co., Ltd.	36,420	34,211
Qatar International Islamic Bank QSC	6,733	21,347
Qatar Islamic Bank SAQ	13,064	87,919
Qatar National Bank Q.P.S.C.	59,947	382,263

		870,082

Romania — 0.0%
NEPI Rockcastle PLC	5,148	31,162

Russia — 0.0%
Gazprom PJSC ADR(2)	79,448	0
Lukoil PJSC ADR(2)	5,515	0
Magnit PJSC GDR(2)	4,625	0
MMC Norilsk Nickel PJSC ADR(2)	8,556	0
Mobile TeleSystems PJSC ADR(2)	5,342	0
Novatek PJSC GDR(2)	1,235	0
Novolipetsk Steel PJSC GDR(2)	1,814	0
PhosAgro PJSC GDR†(2)	1,940	0
Polyus PJSC GDR(2)	852	0
Rosneft PJSC GDR(2)	16,114	0
Severstal PAO GDR(1)(2)	2,862	0
Surgutneftegas PJSC ADR(2)	10,541	0
Tatneft PJSC ADR(2)	2,926	0

		0

Saudi Arabia — 4.4%
Abdullah Al Othaim Markets Co.	489	14,528
Advanced Petrochemical Co.	1,578	28,136
Al Rajhi Bank	16,735	782,180
Alinma Bank	10,548	116,280
Almarai Co. JSC	3,390	46,787
Arab National Bank	7,328	68,717
Bank Al-Jazira	3,232	27,080
Bank AlBilad†	6,412	88,029
Banque Saudi Fransi	7,816	112,801
Bupa Arabia for Cooperative Insurance Co.	769	34,035
Co. for Cooperative Insurance	592	10,820
Dar Al Arkan Real Estate Development Co.†	5,111	14,658
Dr. Sulaiman Al Habib Medical Services Group Co.	739	39,340
Emaar Economic City†	3,631	10,566
Etihad Etisalat Co.	5,135	58,972
Jarir Marketing Co.	640	32,735
Mobile Telecommunications Co. Saudi Arabia†	5,130	19,014
Mouwasat Medical Services Co.	491	31,328
National Industrialization Co.†	2,777	15,154
Rabigh Refining & Petrochemical Co.†	2,559	19,513

Riyad Bank	18,467	200,687
SABIC Agri-Nutrients Co.	2,583	111,733
Sahara International Petrochemical Co.	3,810	57,639
Saudi Arabian Mining Co.†	5,575	203,830
Saudi Arabian Oil Co.*	29,848	356,662
Saudi Basic Industries Corp.	12,362	431,208
Saudi British Bank	10,662	126,756
Saudi Electricity Co.	11,038	79,758
Saudi Industrial Investment Group	2,407	20,993
Saudi Kayan Petrochemical Co.†	10,442	52,248
Saudi National Bank	30,178	631,137
Saudi Telecom Co.	8,097	248,677
Savola Group	3,609	34,324
Yanbu National Petrochemical Co.	3,335	54,040

		4,180,365

Singapore — 0.0%
BOC Aviation, Ltd.*	2,500	19,553

South Africa — 3.3%
Absa Group, Ltd.	9,656	104,529
African Rainbow Minerals, Ltd.	1,413	23,410
Anglo American Platinum, Ltd.	710	78,996
AngloGold Ashanti, Ltd.	5,570	114,016
Aspen Pharmacare Holdings, Ltd.	4,858	52,037
Bid Corp., Ltd.	4,316	90,336
Bidvest Group, Ltd.	3,426	46,988
Capitec Bank Holdings, Ltd.	933	130,191
Clicks Group, Ltd.	3,106	61,154
Discovery, Ltd.†	6,646	63,838
Exxaro Resources, Ltd.	3,710	52,798
FirstRand, Ltd.	64,906	279,557
Gold Fields, Ltd.	11,884	160,458
Growthpoint Properties, Ltd.	38,120	34,116
Harmony Gold Mining Co., Ltd.	6,594	26,953
Impala Platinum Holdings, Ltd.	10,887	142,089
Kumba Iron Ore, Ltd.	844	28,079
Momentum Metropolitan Holdings	2,707	2,875
Mr. Price Group, Ltd.	3,088	41,798
MTN Group, Ltd.	22,749	241,484
MultiChoice Group, Ltd.	5,919	48,318
Naspers, Ltd., Class N	2,959	295,089
Nedbank Group, Ltd.	5,570	77,693
Northam Platinum Holdings, Ltd.†	4,333	51,516
Old Mutual, Ltd.	61,491	48,992
Rand Merchant Investment Holdings, Ltd.	10,340	17,699
Remgro, Ltd.	5,915	53,183
Sanlam, Ltd.	23,915	99,003
Sasol, Ltd.†	7,454	182,527
Shoprite Holdings, Ltd.	6,487	93,588
Sibanye Stillwater, Ltd.	30,876	106,643
SPAR Group, Ltd.	2,090	21,856
Standard Bank Group, Ltd.	17,725	187,981
Tiger Brands, Ltd.	2,003	19,547
Vodacom Group, Ltd.	8,572	82,180
Woolworths Holdings, Ltd.	11,889	44,455

		3,205,972

South Korea — 11.3%
Alteogen, Inc.†	361	16,223
Amorepacific Corp.	423	59,633
Celltrion Healthcare Co., Ltd.	982	49,798
Celltrion Pharm, Inc.†	227	16,420
Celltrion, Inc.	1,363	189,088
Cheil Worldwide, Inc.	715	14,290
CJ CheilJedang Corp.	113	35,296
CJ ENM Co., Ltd.	106	10,587
CJ Logistics Corp.†	110	10,654
Coway Co, Ltd.	543	30,399
DB Insurance Co., Ltd.	563	29,982
Doosan Bobcat, Inc.	500	16,177
Doosan Enerbility†	2,575	41,049
Douzone Bizon Co., Ltd.	218	7,006
E-MART Inc.	247	25,562
Ecopro BM Co., Ltd.	150	54,724
Fila Holdings Corp.	578	14,768
Green Cross Corp.	64	9,505
GS Engineering & Construction Corp.	789	26,049
GS Holdings Corp.	649	22,412
Hana Financial Group, Inc.	4,136	154,058
Hankook Tire & Technology Co., Ltd.	947	25,928
Hanmi Pharm Co., Ltd.	77	18,999
Hanon Systems	2,390	21,300
Hanwha Solutions Corp.†	1,683	42,038
HLB, Inc.†	1,138	27,732
HMM Co., Ltd.	3,345	74,528
Hotel Shilla Co., Ltd.	288	18,366
HYBE Co., Ltd.†	166	32,561
Hyundai Engineering & Construction Co., Ltd.	947	33,027
Hyundai Glovis Co., Ltd.	239	39,156
HD Hyundai Co., Ltd.	510	23,351
Hyundai Mobis Co., Ltd.	913	149,132
Hyundai Motor Co.	1,942	282,177
Hyundai Motor Co. (2nd Preference Shares)	341	25,517
Hyundai Motor Co. (Preference Shares)	195	14,509
Hyundai Steel Co.	1,079	36,552
Industrial Bank of Korea	2,725	24,141
Kakao Corp.	4,181	291,435
KakaoBank Corp.†	639	21,121
Kangwon Land, Inc.†	1,186	24,975
KB Financial Group, Inc.	5,445	251,636
Kia Corp.	3,625	238,472
Korea Aerospace Industries, Ltd.	721	24,885
Korea Electric Power Corp.†	3,329	60,317
Korea Investment Holdings Co., Ltd.	528	29,368
Korea Shipbuilding & Offshore Engineering Co., Ltd.†	463	33,301
Korea Zinc Co., Ltd.	84	38,308
Korean Air Lines Co., Ltd.†	2,137	50,518
KT&G Corp.	1,562	102,549
Kumho Petrochemical Co., Ltd.	246	29,739
LG Chem, Ltd.	645	259,083
LG Chem, Ltd. (Preference Shares)	87	17,017
LG Corp.	1,184	68,315

LG Display Co., Ltd.	3,126	41,062
LG Electronics, Inc.	1,484	134,778
LG Household & Health Care, Ltd.	134	95,255
LG Innotek Co., Ltd.	178	48,407
LG Uplus Corp.	1,876	20,768
Lotte Chemical Corp.	224	34,526
Mirae Asset Securities Co., Ltd.	3,672	23,226
NAVER Corp.	1,706	385,901
NCSoft Corp.	226	75,366
Netmarble Corp.*	264	19,799
Orion Corp.	289	21,630
Pan Ocean Co., Ltd.	3,044	15,949
PearlAbyss Corp.†	340	18,129
POSCO Holdings, Inc.	993	225,012
POSCO Chemical Co., Ltd.	366	38,531
S-Oil Corp.	578	47,012
Samsung Biologics Co, Ltd.†*	224	147,999
Samsung C&T Corp.	1,149	104,133
Samsung Electro-Mechanics Co., Ltd.	768	99,396
Samsung Electronics Co., Ltd.	64,839	3,445,163
Samsung Electronics Co., Ltd. (Preference Shares)	11,556	539,648
Samsung Engineering Co., Ltd.†	1,634	33,339
Samsung Fire & Marine Insurance Co., Ltd.	403	66,261
Samsung Heavy Industries Co., Ltd.†	5,665	26,975
Samsung Life Insurance Co., Ltd.	978	50,032
Samsung SDI Co., Ltd.	769	366,225
Samsung SDS Co., Ltd.	443	51,660
Samsung Securities Co. Ltd.	706	22,085
Seegene, Inc.	480	15,277
Shin Poong Pharmaceutical Co Ltd†	366	8,748
Shinhan Financial Group Co., Ltd.	5,949	197,622
Shinsegae, Inc.	63	12,313
SK Inc.	477	99,827
SK Biopharmaceuticals Co., Ltd.†	193	13,948
SK Bioscience Co., Ltd.†	260	27,302
SK Chemicals Co., Ltd.	153	15,275
SK Hynix, Inc.	7,589	661,174
SK IE Technology Co., Ltd.†*	193	18,923
SK Innovation Co., Ltd.†	677	107,271
SK Square Co., Ltd.†	215	8,861
SK Telecom Co., Ltd.	334	15,039
SKC Co., Ltd.	252	29,709
Woori Financial Group, Inc.	7,094	81,801
Yuhan Corp.	687	33,119

		10,808,209

Taiwan — 14.1%
Accton Technology Corp.	7,000	54,650
Acer, Inc.	56,000	51,989
Advantech Co., Ltd.	6,499	80,504
ASE Technology Holding Co., Ltd.	44,000	141,913
Asia Cement Corp.	22,000	35,733
Asustek Computer, Inc.	11,000	132,554
AU Optronics Corp.	114,000	65,208
Catcher Technology Co., Ltd.	10,000	48,899
Cathay Financial Holding Co., Ltd.	102,000	214,803
Chang Hwa Commercial Bank, Ltd.	46,165	28,796
Cheng Shin Rubber Industry Co., Ltd.	16,000	17,989
Chicony Electronics Co., Ltd.	6,065	16,849
China Development Financial Holding Corp.	175,451	105,730
China Development Financial Holding Corp. (Preference Shares)†	22,311	6,817
China Steel Corp.	156,000	188,833
Chunghwa Telecom Co., Ltd.	45,000	199,007
Compal Electronics, Inc.	89,000	66,373
CTBC Financial Holding Co., Ltd.	225,000	221,802
Delta Electronics, Inc.	27,000	225,372
E.Sun Financial Holding Co., Ltd.	154,023	176,419
Eclat Textile Co., Ltd.	2,000	32,594
Evergreen Marine Corp Taiwan, Ltd.	35,000	169,692
Far Eastern New Century Corp.	27,000	27,339
Far EasTone Telecommunications Co., Ltd.	11,000	30,945
Feng TAY Enterprise Co., Ltd.	5,280	33,783
First Financial Holding Co., Ltd.	123,346	115,928
Formosa Chemicals & Fibre Corp.	43,000	115,776
Formosa Petrochemical Corp.	16,000	49,549
Formosa Plastics Corp.	48,000	170,952
Foxconn Technology Co., Ltd.	9,000	17,863
Fubon Financial Holding Co., Ltd.	96,800	242,349
Giant Manufacturing Co., Ltd.	4,000	33,282
Globalwafers Co., Ltd.	3,000	52,148
Hiwin Technologies Corp.	3,376	25,032
Hon Hai Precision Industry Co., Ltd.	172,200	589,149
Hotai Motor Co., Ltd.	4,000	77,728
Hua Nan Financial Holdings Co., Ltd.	82,123	65,559
Innolux Corp.	111,000	50,778
Inventec Corp.	55,000	47,093
Largan Precision Co., Ltd.	1,000	56,732
Lite-On Technology Corp.	37,000	81,062
MediaTek, Inc.	21,000	575,418
Mega Financial Holding Co., Ltd.	135,000	189,420
Micro-Star International Co., Ltd.	12,000	48,612
Nan Ya Plastics Corp.	65,000	189,863
Nan Ya Printed Circuit Board Corp.	3,000	39,840
Nanya Technology Corp.	16,000	34,725
Nien Made Enterprise Co., Ltd.	2,000	20,943
Novatek Microelectronics Corp.	8,000	106,349
Oneness Biotech Co., Ltd.†	2,000	13,007
Pegatron Corp.	30,000	71,073
Phison Electronics Corp.	2,000	25,807
Pou Chen Corp.	21,000	21,839
Powertech Technology, Inc.	8,000	25,170
President Chain Store Corp.	6,000	55,457
Quanta Computer, Inc.	45,000	126,739
Realtek Semiconductor Corp.	6,000	81,709
Ruentex Development Co., Ltd.	13,300	34,817
Shanghai Commercial & Savings Bank, Ltd.	40,000	65,644
Shin Kong Financial Holding Co., Ltd.	120,598	39,869
SinoPac Financial Holdings Co., Ltd.	100,860	61,992
Synnex Technology International Corp.	15,000	39,247
Taishin Financial Holding Co., Ltd.	109,772	71,897
Taiwan Cement Corp.	59,561	92,588

Taiwan Cooperative Financial Holding Co., Ltd.	111,953	107,897
Taiwan Mobile Co., Ltd.	16,000	58,783
Taiwan Semiconductor Manufacturing Co., Ltd.	334,000	6,092,160
Uni-President Enterprises Corp.	62,000	143,063
Unimicron Technology Corp.	17,000	118,889
United Microelectronics Corp.	163,000	261,126
Vanguard International Semiconductor Corp.	13,000	45,694
Walsin Technology Corp.†	4,000	16,291
Wan Hai Lines, Ltd.	8,000	38,995
Win Semiconductors Corp.	5,000	32,456
Winbond Electronics Corp.	40,000	35,880
Wistron Corp.	50,027	48,212
Wiwynn Corp.	1,000	34,244
WPG Holdings, Ltd.	15,000	27,557
Yageo Corp.	5,000	67,266
Yang Ming Marine Transport Corp.†	20,000	83,335
Yuanta Financial Holding Co., Ltd.	114,640	100,670

		13,510,116

Thailand — 1.6%
Advanced Info Service PCL NVDR	15,700	98,087
Airports of Thailand PCL NVDR†	62,200	120,068
B Grimm Power PCL	8,400	7,971
Bangkok Dusit Medical Services PCL NVDR	126,400	94,610
Bangkok Expressway & Metro PCL NVDR	104,700	25,073
BTS Group Holdings PCL NVDR	107,600	28,150
Bumrungrad Hospital PCL	4,600	21,556
Central Pattana PCL NVDR	31,200	54,666
Central Retail Corp. PCL NVDR	20,508	23,421
Charoen Pokphand Foods PCL NVDR	51,700	36,249
CP ALL PCL NVDR	77,500	146,178
Delta Electronics Thai PCL NVDR	4,200	43,805
Electricity Generating PCL NVDR	4,000	19,360
Energy Absolute PCL NVDR	22,100	56,529
Global Power Synergy PCL	8,100	15,727
Gulf Energy Development PCL NVDR	26,500	37,471
Home Product Center PCL NVDR	84,300	36,660
Indorama Ventures PCL NVDR	24,900	32,665
Intouch Holdings PCL NVDR	15,000	30,515
Krungthai Card PCL	6,300	10,623
Land & Houses PCL NVDR	102,700	28,569
Minor International PCL NVDR†	35,300	35,511
Muangthai Capital PCL NVDR	8,600	11,554
PTT Exploration & Production PCL NVDR	18,100	79,357
PTT Global Chemical PCL NVDR	28,700	41,656
PTT PCL NVDR	133,900	145,868
SCB X PCL NVDR	11,600	38,949
Siam Cement PCL NVDR	10,600	114,127
Srisawad Corp. PCL	8,000	12,555
Thai Oil PCL NVDR	15,100	24,801
Thai Union Group PCL NVDR	37,600	18,482
True Corp. PCL NVDR	147,500	20,690

		1,511,503

Turkey — 0.2%
Akbank Turk AS	36,733	22,068
BIM Birlesik Magazalar AS	5,965	33,350
Eregli Demir ve Celik Fabrikalari TAS	17,018	38,060
Ford Otomotiv Sanayi AS	887	17,856
KOC Holding AS	9,241	24,768
Tupras Turkiye Petrol Rafinerileri AS†	1,600	24,918
Turkcell Iletisim Hizmetleri AS	15,252	22,058
Turkiye Garanti Bankasi AS	27,888	28,011
Turkiye Sise ve Cam Fabrikalari AS	17,135	20,911

		232,000

United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	38,822	107,320
Abu Dhabi Islamic Bank PJSC	21,048	50,209
Abu Dhabi National Oil Co. for Distribution PJSC	28,130	31,600
Aldar Properties PJSC	55,751	85,330
Dubai Islamic Bank PJSC	28,132	49,297
Emaar Properties PJSC	49,744	86,007
Emirates NBD Bank PJSC	36,259	150,009
Emirates Telecommunications Group Co. PJSC	23,607	224,774
First Abu Dhabi Bank PJSC	58,577	356,937

		1,141,483

United States — 0.3%
Southern Copper Corp.	1,232	76,717
Yum China Holdings, Inc.	5,535	231,363

		308,080

Total Common Stocks (cost $82,636,334)		82,868,366

EXCHANGE-TRADED FUNDS — 5.5%
United States — 5.5%
iShares MSCI Emerging Markets ETF	36,777	1,558,609
iShares MSCI China A ETF	114,006	3,774,739

Total Exchange-Traded Funds (cost $5,975,895)		5,333,348

WARRANTS — 0.0%
Thailand — 0.0%
BTS Group Holdings No. 6 PCL Expires 09/05/2022†	5,380	57
BTS Group Holdings No. 7 PCL Expires 11/07/2024†	10,760	166
BTS Group Holdings No. 8 PCL Expires 11/20/2026†	21,520	308
Minor International PCL Expires 02/15/2024†	1,217	238
Minor International PCL Expires 07/31/2023†	1,605	623
Minor International PCL Expires 02/15/2024†	1,103	156
Srisawad Corp. PCL Expires 08/29/2025†	320	68

Total Warrants (cost $0)			1,616

FOREIGN CORPORATE BONDS & NOTES — 0.0%
India — 0.0%
Britannia Industries, Ltd. Notes 5.50% due 06/03/2024 (cost $566)	INR	41,180	533

Total Long-Term Investment Securities (cost $88,612,795)			88,203,863

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Treasuries— 0.7%
United States Treasury Bills 0.26% due 12/01/2022(3)		$400,000	399,388
1.01% due 02/23/2023(3)		250,000	246,426

Total Short-Term Investment Securities (cost $647,298)			645,814

TOTAL INVESTMENTS — (cost $89,260,093)		92.7%	88,849,677
Other assets less liabilities		7.3	6,952,402

NET ASSETS		100.0%	$95,802,079

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $3,835,311 representing 4.0% of net assets.

(1)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Severstal PAO GDR	05/30/2018	2,862	$45,107	$0	$0.00	0.00%

(2)	Securities classified as Level 3 (see Note 1).
(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt
BDR — Brazilian Depositary Receipt
CPO — Certification de Participations Ordinario
ETF — Exchange-Traded Fund
GDR — Global Depositary Receipt
INR — Indian Rupee
NVDR — Non-Voting Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
151	Long	MSCI Emerging Markets Index	June 2022	8,332,222	7,983,370	$(348,852)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	13.2%
Semiconductor Components-Integrated Circuits	6.9
Electronic Components-Semiconductors	5.7
Exchange-Traded Funds	5.5
Internet Content-Information/News	5.3
E-Commerce/Products	3.9
Diversified Financial Services	2.5
Oil Refining & Marketing	2.3
Oil Companies-Integrated	2.2
Computer Services	2.1
Auto-Cars/Light Trucks	2.0
Cellular Telecom	1.3
Telecom Services	1.2
Chemicals-Diversified	1.2
Electronic Components-Misc.	1.2
Real Estate Operations & Development	1.1
Insurance-Life/Health	1.0
Metal-Iron	1.0
Steel-Producers	1.0
Web Portals/ISP	0.9
Medical-Drugs	0.8
Petrochemicals	0.8
Computers	0.8
Building Products-Cement	0.7
Finance-Mortgage Loan/Banker	0.7
Entertainment Software	0.7
U.S. Government Treasuries	0.7
Insurance-Multi-line	0.7
Electric-Generation	0.6
Retail-Apparel/Shoe	0.6
Transport-Marine	0.6
Medical Labs & Testing Services	0.6
Gas-Distribution	0.6
Agricultural Chemicals	0.5
Gold Mining	0.5
Food-Dairy Products	0.5
Electric-Integrated	0.5
Brewery	0.5
Coal	0.5
Cosmetics & Toiletries	0.5
Medical-Biomedical/Gene	0.4
Food-Retail	0.4
Internet Content-Entertainment	0.4
Platinum	0.4
Wireless Equipment	0.4
Soap & Cleaning Preparation	0.4
Insurance-Property/Casualty	0.4
Medical-Hospitals	0.4
Retail-Automobile	0.4
Food-Misc./Diversified	0.3
Beverages-Non-alcoholic	0.3
Building-Heavy Construction	0.3
Circuit Boards	0.3
Real Estate Management/Services	0.3
Tobacco	0.3
Retail-Hypermarkets	0.3
Finance-Investment Banker/Broker	0.3
Medical-Generic Drugs	0.3
Finance-Other Services	0.3
Airport Development/Maintenance	0.3
E-Commerce/Services	0.3
Non-Ferrous Metals	0.3
Audio/Video Products	0.3
Photo Equipment & Supplies	0.3
Retail-Convenience Store	0.3
Retail-Restaurants	0.2
Electric-Transmission	0.2
Auto/Truck Parts & Equipment-Original	0.2
Coatings/Paint	0.2
Diversified Operations	0.2
Power Converter/Supply Equipment	0.2
Textile-Apparel	0.2
Independent Power Producers	0.2
Investment Companies	0.2
Applications Software	0.2
Chemicals-Plastics	0.2
Auto-Heavy Duty Trucks	0.2
Metal-Aluminum	0.2
Energy-Alternate Sources	0.2
Transport-Services	0.2
Warehousing & Harbor Transportation Services	0.2
Hotels/Motels	0.2
Machinery-General Industrial	0.2
Telephone-Integrated	0.2
Finance-Leasing Companies	0.2
Oil Companies-Exploration & Production	0.2
Retail-Jewelry	0.2
Retail-Drug Store	0.2
Miscellaneous Manufacturing	0.2
Food-Baking	0.2
Finance-Consumer Loans	0.1
Investment Management/Advisor Services	0.1
Banks-Regional	0.1
Paper & Related Products	0.1
Retail-Misc./Diversified	0.1
Communications Software	0.1
Appliances	0.1
Building & Construction-Misc.	0.1
Diversified Minerals	0.1
Chemicals-Specialty	0.1
Food-Meat Products	0.1
Distribution/Wholesale	0.1
Enterprise Software/Service	0.1
Commercial Services	0.1
Transport-Rail	0.1
Banks-Money Center	0.1
Food-Confectionery	0.1
Metal-Copper	0.1
Water	0.1
Airlines	0.1
Food-Wholesale/Distribution	0.1
Building & Construction Products-Misc.	0.1
Medical-HMO	0.1
Rental Auto/Equipment	0.1
Motorcycle/Motor Scooter	0.1
Metal-Diversified	0.1
Capacitors	0.1
Diversified Banking Institutions	0.1
Machinery-Construction & Mining	0.1
Non-Hazardous Waste Disposal	0.1
Agricultural Operations	0.1
Motion Pictures & Services	0.1
Metal Processors & Fabrication	0.1
Electric Products-Misc.	0.1
Pipelines	0.1
Cable/Satellite TV	0.1
Batteries/Battery Systems	0.1
Networking Products	0.1
Poultry	0.1
Semiconductor Equipment	0.1
Computers-Periphery Equipment	0.1
Mining Services	0.1
Food-Flour & Grain	0.1
Chemicals-Other	0.1
Vitamins & Nutrition Products	0.1

Aerospace/Defense-Equipment	0.1
Female Health Care Products	0.1
Retail-Discount	0.1
Transport-Truck	0.1
Medical-Wholesale Drug Distribution	0.1
Advanced Materials	0.1
Disposable Medical Products	0.1
Retail-Building Products	0.1
Lottery Services	0.1

92.7%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$125,973	$241,087	**	$14,733	$381,793
British Virgin Islands	—	—		0	0
Cayman Islands	2,576,454	11,948,536	#	—	14,524,990
China	459,516	6,169,098	##	—	6,628,614
Cyprus	—	—		0	0
Netherlands	—	—		0	0
Russia	—	—		0	0
Other Countries	7,717,641	53,615,328		—	61,332,969
Exchange-Traded Funds	5,333,348	—		—	5,333,348
Warrants	1,616	—		—	1,616
Foreign Corporate Bonds & Notes	—	533		—	533
Short-Term Investment Securities	—	645,814		—	645,814

Total Investments at Value	$16,214,548	$72,620,396		$14,733	$88,849,677

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$348,852	$—		$—	$348,852

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
#	Amount includes $11,938,679 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
##	Amount includes $6,163,724 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Federated Hermes Corporate Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Principal Amount/ Shares	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 78.7%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc. Senior Notes 3.38% due 03/01/2041	$3,440,000	$2,792,361
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	1,770,000	1,772,486

		4,564,847

Advertising Sales — 0.0%
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	400,000	381,500

Advertising Services — 0.1%
Midas OpCo Holdings LLC Company Guar. Notes 5.63% due 08/15/2029*	1,200,000	1,059,540

Aerospace/Defense — 0.9%
BAE Systems Holdings, Inc. Company Guar. Notes 3.85% due 12/15/2025*	2,000,000	1,976,692
Boeing Co. Senior Notes 2.95% due 02/01/2030	1,950,000	1,680,450
Boeing Co. Senior Notes 3.95% due 08/01/2059	2,670,000	1,990,729
Boeing Co. Senior Bonds 5.81% due 05/01/2050	2,570,000	2,584,896
Teledyne Technologies, Inc. Senior Notes 1.60% due 04/01/2026	5,750,000	5,214,818

		13,447,585

Aerospace/Defense-Equipment — 0.1%
TransDigm, Inc. Company Guar. Notes 5.50% due 11/15/2027	825,000	756,517
TransDigm, Inc. Senior Sec. Notes 6.25% due 03/15/2026*	750,000	747,187
TransDigm, Inc. Company Guar. Notes 7.50% due 03/15/2027	275,000	277,063

		1,780,767

Airlines — 0.1%
Southwest Airlines Co. Senior Notes 5.25% due 05/04/2025	705,000	729,156

Apparel Manufacturers — 0.0%
William Carter Co. Company Guar. Notes 5.63% due 03/15/2027*	125,000	124,581

Applications Software — 0.8%
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	4,725,000	3,819,971
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	1,230,000	1,136,092
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	1,225,000	1,217,286
Roper Technologies, Inc. Senior Notes 3.85% due 12/15/2025	3,510,000	3,521,594
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	955,000	959,584
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	650,000	637,026

		11,291,553

Auto-Cars/Light Trucks — 1.6%
Ford Motor Credit Co. LLC Senior Notes 3.10% due 05/04/2023	625,000	617,753
Ford Motor Credit Co. LLC Senior Notes 3.38% due 11/13/2025	300,000	282,770
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	1,150,000	997,625
Ford Motor Credit Co. LLC Senior Notes 4.13% due 08/17/2027	575,000	533,054
Ford Motor Credit Co. LLC Senior Notes 4.39% due 01/08/2026	250,000	241,250
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	775,000	735,281
General Motors Co. Senior Notes 4.00% due 04/01/2025	1,555,000	1,552,730
General Motors Co. Senior Notes 5.20% due 04/01/2045	3,750,000	3,422,939
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	3,050,000	2,531,507
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	3,610,000	3,245,427
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	1,510,000	1,502,332
Stellantis Finance US, Inc. Company Guar. Notes 1.71% due 01/29/2027*	3,000,000	2,663,511
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	5,000,000	4,370,254

		22,696,433

Auto-Heavy Duty Trucks — 0.2%
Daimler Trucks Finance North America LLC Company Guar. Notes 2.00% due 12/14/2026*	3,030,000	2,771,702

Auto/Truck Parts & Equipment-Original — 0.1%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	1,075,000	881,500
Real Hero Merger Sub 2, Inc. Senior Notes 6.25% due 02/01/2029*	1,225,000	993,536

		1,875,036

Banks-Commercial — 0.9%
Associated Banc-Corp Sub. Notes 4.25% due 01/15/2025	2,710,000	2,724,977
Branch Banking & Trust Co. Sub. Notes 3.80% due 10/30/2026	3,000,000	2,975,543
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	3,510,000	3,532,874
PNC Bank NA Sub. Notes 3.88% due 04/10/2025	3,110,000	3,113,968

		12,347,362

Banks-Super Regional — 2.2%
Comerica, Inc. Sub. Notes 3.80% due 07/22/2026	2,330,000	2,290,033
Fifth Third Bancorp Senior Notes 2.38% due 01/28/2025	1,765,000	1,702,986
Fifth Third Bancorp Sub. Notes 4.30% due 01/16/2024	3,485,000	3,533,743
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033	5,750,000	5,231,107
Wells Fargo & Co. Senior Notes 3.53% due 03/24/2028	5,600,000	5,380,621
Wells Fargo & Co. Senior Notes 3.91% due 04/25/2026	6,110,000	6,074,030
Wells Fargo & Co. Sub. Notes 4.30% due 07/22/2027	4,800,000	4,794,719
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	2,330,000	2,280,341

		31,287,580

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	600,000	498,750
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	525,000	461,590

		960,340

Beverages-Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	2,000,000	2,043,762
Keurig Dr Pepper, Inc. Company Guar. Notes 4.99% due 05/25/2038	1,340,000	1,385,127

		3,428,889

Brewery — 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026	6,050,000	6,010,331
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	3,270,000	3,230,444
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	2,920,000	2,757,884
Constellation Brands, Inc. Senior Bonds 3.75% due 05/01/2050	385,000	322,537
Constellation Brands, Inc. Company Guar. Notes 4.65% due 11/15/2028	5,335,000	5,385,124
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	2,250,000	2,329,160

		20,035,480

Broadcast Services/Program — 0.4%
Diamond Sports Group LLC/Diamond Sports Finance Co. Sec. Notes 5.38% due 08/15/2026*	325,000	118,625
Diamond Sports Group LLC/Diamond Sports Finance Co. Company Guar. Notes 6.63% due 08/15/2027*	775,000	160,813
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,110,000	957,605
Fox Corp. Senior Notes 4.71% due 01/25/2029	1,720,000	1,731,809
iHeartCommunications, Inc. Senior Sec. Notes 4.75% due 01/15/2028*	175,000	158,594
iHeartCommunications, Inc. Senior Sec. Notes 6.38% due 05/01/2026	100,000	100,875

iHeartCommunications, Inc. Company Guar. Notes 8.38% due 05/01/2027	1,473,710	1,458,973
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	1,200,000	1,167,756

		5,855,050

Building & Construction Products-Misc. — 0.2%
CP Atlas Buyer, Inc. Senior Notes 7.00% due 12/01/2028*	1,000,000	835,000
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	475,000	379,364
Standard Industries, Inc. Senior Notes 5.00% due 02/15/2027*	1,125,000	1,065,937

		2,280,301

Building Products-Air & Heating — 0.9%
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	3,110,000	2,710,129
Carrier Global Corp. Senior Notes 2.72% due 02/15/2030	1,265,000	1,119,766
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	3,320,000	2,671,938
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	3,370,000	3,003,407
Lennox International, Inc. Company Guar. Notes 3.00% due 11/15/2023	3,365,000	3,345,416

		12,850,656

Building Products-Doors & Windows — 0.0%
MIWD Holdco II LLC/MIWD Finance Corp. Company Guar. Notes 5.50% due 02/01/2030*	175,000	151,375

Building Products-Wood — 0.3%
Koppers, Inc. Company Guar. Notes 6.00% due 02/15/2025*	750,000	725,625
Masco Corp. Senior Notes 4.50% due 05/15/2047	4,300,000	3,960,498

		4,686,123

Cable/Satellite TV — 2.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 02/01/2031*	250,000	210,700
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.25% due 01/15/2034*	350,000	278,250
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	900,000	762,480
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.75% due 03/01/2030*	475,000	422,864
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	525,000	500,146
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	850,000	805,375
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.50% due 05/01/2026*	350,000	350,875
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	3,000,000	2,495,114
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.90% due 06/01/2052	3,400,000	2,474,029
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,750,000	2,800,217
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	2,365,000	2,388,591
Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	2,520,000	2,281,060
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	4,690,000	4,602,788
Comcast Corp. Company Guar. Notes 4.00% due 11/01/2049	3,554,000	3,213,767
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	3,125,000	3,035,694
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	950,000	783,750

CSC Holdings LLC Senior Notes 5.00% due 11/15/2031*	850,000	657,330
CSC Holdings LLC Company Guar. Notes 5.50% due 04/15/2027*	800,000	772,344
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	1,050,000	863,625
CSC Holdings LLC Senior Notes 7.50% due 04/01/2028*	200,000	184,370
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. Senior Sec. Notes 5.88% due 08/15/2027*	250,000	235,313
DISH DBS Corp. Company Guar. Notes 5.13% due 06/01/2029	1,125,000	878,434
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	450,000	396,000
Sirius XM Radio, Inc. Company Guar. Notes 3.88% due 09/01/2031*	725,000	612,270
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	450,000	406,688
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	275,000	241,475
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	200,000	192,332
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	1,000,000	828,483
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	3,910,000	3,692,019
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	690,000	737,350

		38,103,733

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 12/01/2027	375,000	354,428
Boyd Gaming Corp. Company Guar. Notes 8.63% due 06/01/2025*	37,000	38,619
Station Casinos LLC Company Guar. Notes 4.50% due 02/15/2028*	900,000	816,907

		1,209,954

Casino Services — 0.1%
Caesars Entertainment, Inc. Senior Notes 4.63% due 10/15/2029*	475,000	407,312
Caesars Entertainment, Inc. Senior Notes 8.13% due 07/01/2027*	325,000	339,625
CCM Merger, Inc. Senior Notes 6.38% due 05/01/2026*	100,000	99,750
Midwest Gaming Borrower LLC Senior Sec. Notes 4.88% due 05/01/2029*	400,000	351,012

		1,197,699

Cellular Telecom — 0.7%
Sprint Nextel Corp. Company Guar. Notes 6.00% due 11/15/2022	225,000	228,375
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026	375,000	344,063
T-Mobile USA, Inc. Company Guar. Notes 2.25% due 02/15/2026*	575,000	527,562
T-Mobile USA, Inc. Senior Sec. Notes 2.25% due 11/15/2031	3,010,000	2,466,124
T-Mobile USA, Inc. Company Guar. Notes 2.88% due 02/15/2031	500,000	424,425
T-Mobile USA, Inc. Senior Sec. Notes 3.40% due 10/15/2052*	8,000,000	6,083,805

		10,074,354

Chemicals-Diversified — 0.0%
Polar US Borrower LLC/Schenectady International Group, Inc. Senior Notes 6.75% due 05/15/2026*	550,000	445,500

Chemicals-Specialty — 0.4%
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	525,000	469,219
International Flavors & Fragrances, Inc. Senior Notes 1.23% due 10/01/2025*	4,050,000	3,692,575
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	635,000	560,098
Olympus Water US Holding Corp. Senior Notes 6.25% due 10/01/2029*	875,000	726,250
WR Grace Holdings LLC Senior Notes 5.63% due 08/15/2029*	625,000	532,437

		5,980,579

Circuit Boards — 0.0%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	500,000	437,500

Coatings/Paint — 0.4%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	525,000	454,246
RPM International, Inc. Senior Notes 4.55% due 03/01/2029	3,395,000	3,395,641
RPM International, Inc. Senior Notes 5.25% due 06/01/2045	1,740,000	1,786,044

		5,635,931

Commercial Services — 0.8%
Cintas Corp. No. 2 Company Guar. Notes 3.70% due 04/01/2027	3,140,000	3,122,354
Cintas Corp. No. 2 Company Guar. Notes 4.00% due 05/01/2032	3,375,000	3,348,805
GXO Logistics, Inc. Senior Notes 1.65% due 07/15/2026*	2,395,000	2,120,330
GXO Logistics, Inc. Senior Notes 2.65% due 07/15/2031*	2,825,000	2,318,947
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	375,000	363,394
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	550,000	529,375

		11,803,205

Commercial Services-Finance — 1.2%
Equifax, Inc. Senior Notes 2.60% due 12/01/2024	1,750,000	1,705,116
Equifax, Inc. Senior Notes 3.25% due 06/01/2026	3,425,000	3,320,276
Equifax, Inc. Senior Notes 3.95% due 06/15/2023	1,315,000	1,326,570
Global Payments, Inc. Senior Notes 2.90% due 11/15/2031	1,460,000	1,253,857
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	980,000	892,339
Global Payments, Inc. Senior Notes 4.15% due 08/15/2049	2,675,000	2,339,279
HealthEquity, Inc. Company Guar. Notes 4.50% due 10/01/2029*	850,000	776,688
MPH Acquisition Holdings LLC Senior Sec. Notes 5.50% due 09/01/2028*	625,000	578,906
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	600,000	521,724
S&P Global, Inc. Company Guar. Notes 4.25% due 05/01/2029*	2,340,000	2,352,589
Total System Services, Inc. Senior Notes 4.45% due 06/01/2028	870,000	866,812
Total System Services, Inc. Senior Notes 4.80% due 04/01/2026	695,000	711,319

		16,645,475

Communications Software — 0.0%
Consensus Cloud Solutions, Inc. Company Guar. Notes 6.50% due 10/15/2028*	675,000	634,500

Computer Data Security — 0.2%
Condor Merger Sub, Inc. Senior Notes 7.38% due 02/15/2030*	1,175,000	1,051,273
Fortinet, Inc. Senior Notes 1.00% due 03/15/2026	1,200,000	1,069,561

		2,120,834

Computer Services — 0.5%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	5,595,000	4,614,375
Leidos, Inc. Company Guar. Notes 3.63% due 05/15/2025	1,475,000	1,465,633
SAIC, Inc. Senior Sec. Notes 5.95% due 12/01/2040	850,000	866,866

		6,946,874

Computer Software — 0.1%
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	1,325,000	1,081,531

Computers — 0.8%
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	3,420,000	3,494,143
Dell International LLC/EMC Corp. Senior Notes 5.85% due 07/15/2025	2,285,000	2,400,194
Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030	2,820,000	3,046,102

Dell International LLC/EMC Corp. Senior Notes 8.35% due 07/15/2046	2,000,000	2,675,387

		11,615,826

Computers-Integrated Systems — 0.1%
NCR Corp. Company Guar. Notes 5.00% due 10/01/2028*	300,000	276,918
NCR Corp. Company Guar. Notes 5.75% due 09/01/2027*	150,000	144,375
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	525,000	502,687

		923,980

Consulting Services — 0.4%
Verisk Analytics, Inc. Senior Notes 4.00% due 06/15/2025	250,000	251,623
Verisk Analytics, Inc. Senior Notes 4.13% due 09/12/2022	2,068,000	2,077,930
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	160,000	158,291
Verisk Analytics, Inc. Senior Notes 5.50% due 06/15/2045	3,560,000	3,828,510

		6,316,354

Containers-Metal/Glass — 0.1%
BWAY Holding Co. Senior Notes 7.25% due 04/15/2025*	525,000	498,750
Owens-Brockway Glass Container, Inc. Company Guar. Notes 5.38% due 01/15/2025*	175,000	171,062
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	543,000	534,855

		1,204,667

Containers-Paper/Plastic — 0.6%
Clydesdale Acquisition Holdings, Inc. Company Guar. Notes 8.75% due 04/15/2030*	1,575,000	1,437,187
Graphic Packaging International LLC Company Guar. Notes 3.50% due 03/01/2029*	325,000	286,812
Graphic Packaging International LLC Company Guar. Notes 4.75% due 07/15/2027*	300,000	290,823
Trident TPI Holdings, Inc. Company Guar. Notes 6.63% due 11/01/2025*	825,000	796,125
WRKCo, Inc. Company Guar. Notes 4.00% due 03/15/2028	3,260,000	3,202,976
WRKCo, Inc. Company Guar. Notes 4.90% due 03/15/2029	2,100,000	2,159,797

		8,173,720

Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	550,000	488,125
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	200,000	193,500

		681,625

Data Processing/Management — 0.5%
Fidelity National Information Services, Inc. Senior Notes 3.10% due 03/01/2041	1,260,000	987,738
Fiserv, Inc. Senior Notes 3.85% due 06/01/2025	3,250,000	3,257,220
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	2,870,000	2,829,137

		7,074,095

Diagnostic Equipment — 0.8%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	1,000,000	951,290
Danaher Corp. Senior Notes 2.60% due 10/01/2050	2,160,000	1,543,486
Danaher Corp. Senior Notes 2.80% due 12/10/2051	3,475,000	2,579,043
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	2,675,000	2,318,203
PerkinElmer, Inc. Senior Notes 2.55% due 03/15/2031	1,740,000	1,512,854
PerkinElmer, Inc. Senior Notes 3.30% due 09/15/2029	2,525,000	2,316,647

		11,221,523

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	950,000	929,812

Disposable Medical Products — 0.1%
Mozart Debt Merger Sub, Inc. Senior Notes 5.25% due 10/01/2029*	1,775,000	1,544,250

Distribution/Wholesale — 0.1%
American Builders & Contractors Supply Co., Inc. Senior Notes 3.88% due 11/15/2029*	500,000	441,700
BCPE Empire Holdings, Inc. Senior Notes 7.63% due 05/01/2027*	1,150,000	1,077,814

		1,519,514

Diversified Banking Institutions — 11.5%
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	2,325,000	2,009,651
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	5,600,000	4,809,963
Bank of America Corp. Senior Notes 2.82% due 07/21/2023	6,540,000	6,539,400
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	4,000,000	3,577,033
Bank of America Corp. Senior Notes 2.97% due 02/04/2033	3,600,000	3,142,286
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	2,975,000	2,872,122
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	3,170,000	3,084,582
Bank of America Corp. Sub. Notes 3.95% due 04/21/2025	1,000,000	996,278
Bank of America Corp. Senior Notes 4.00% due 04/01/2024	3,350,000	3,397,947
Bank of America Corp. Sub. Notes 4.00% due 01/22/2025	3,500,000	3,504,113
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	2,760,000	2,715,915
Bank of America Corp. Senior Notes 4.38% due 04/27/2028	6,360,000	6,353,952
Bank of America Corp. Senior Notes 4.57% due 04/27/2033	3,150,000	3,141,232
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	5,625,000	4,753,866
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,250,000	2,249,681
Citigroup, Inc. Senior Notes 2.98% due 11/05/2030	1,390,000	1,244,413
Citigroup, Inc. Senior Notes 3.06% due 01/25/2033	3,010,000	2,631,595
Citigroup, Inc. Senior Notes 3.35% due 04/24/2025	2,085,000	2,052,688
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	3,340,000	3,257,612
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	6,250,000	5,951,687
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	1,340,000	1,305,633
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	3,100,000	3,095,086
Citigroup, Inc. Sub. Notes 5.50% due 09/13/2025	2,500,000	2,615,098
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	5,000,000	4,137,380
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	5,700,000	4,827,053
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	4,225,000	3,694,627
Goldman Sachs Group, Inc. Senior Notes 3.81% due 04/23/2029	3,800,000	3,649,483
Goldman Sachs Group, Inc. Senior Notes 4.22% due 05/01/2029	3,125,000	3,056,320
Goldman Sachs Group, Inc. Sub. Notes 5.15% due 05/22/2045	3,000,000	3,016,728
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	5,700,000	4,886,357
JPMorgan Chase & Co. Senior Notes 2.95% due 02/24/2028	2,310,000	2,176,609
JPMorgan Chase & Co. Senior Notes 2.96% due 01/25/2033	3,500,000	3,083,142
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,510,000	1,519,134
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	10,500,000	10,550,169

JPMorgan Chase & Co. Senior Notes 4.32% due 04/26/2028	6,500,000	6,486,345
JPMorgan Chase & Co. Sub. Notes 8.00% due 04/29/2027	460,000	533,887
Morgan Stanley Senior Notes 1.59% due 05/04/2027	4,115,000	3,703,190
Morgan Stanley Senior Notes 1.93% due 04/28/2032	5,000,000	4,032,656
Morgan Stanley Senior Notes 2.94% due 01/21/2033	4,985,000	4,351,075
Morgan Stanley Senior Notes 3.77% due 01/24/2029	2,000,000	1,930,334
Morgan Stanley Sub. Notes 3.95% due 04/23/2027	8,250,000	8,093,060
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	4,000,000	4,044,846
Morgan Stanley Senior Notes 4.21% due 04/20/2028	6,500,000	6,455,113
Morgan Stanley Senior Notes 4.46% due 04/22/2039	3,125,000	3,037,823
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	2,000,000	2,054,380

		164,621,544

Diversified Manufacturing Operations — 0.5%
Parker-Hannifin Corp. Senior Notes 3.25% due 03/01/2027	3,140,000	3,061,919
Textron, Inc. Senior Notes 3.88% due 03/01/2025	905,000	908,993
Textron, Inc. Senior Notes 3.90% due 09/17/2029	1,215,000	1,177,810
Textron, Inc. Senior Notes 4.30% due 03/01/2024	1,945,000	1,974,603

		7,123,325

Drug Delivery Systems — 0.6%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	3,025,000	2,976,045
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	1,625,000	1,626,767
Becton Dickinson and Co. Senior Notes 4.69% due 12/15/2044	3,088,000	2,980,541
Embecta Corp. Senior Sec. Notes 5.00% due 02/15/2030*	250,000	225,625
Embecta Corp. Senior Sec. Notes 6.75% due 02/15/2030*	425,000	412,250

		8,221,228

E-Commerce/Products — 1.1%
Amazon.com, Inc. Senior Notes 2.70% due 06/03/2060	8,580,000	6,125,322
Amazon.com, Inc. Senior Notes 3.30% due 04/13/2027	3,365,000	3,341,263
Amazon.com, Inc. Senior Notes 3.60% due 04/13/2032	6,450,000	6,330,322

		15,796,907

E-Commerce/Services — 0.5%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	1,820,000	1,862,927
Cars.com, Inc. Company Guar. Notes 6.38% due 11/01/2028*	500,000	470,625
Expedia Group, Inc. Company Guar. Notes 2.95% due 03/15/2031	4,850,000	4,166,999
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031*	175,000	146,582
Match Group Holdings II LLC Senior Notes 4.63% due 06/01/2028*	625,000	582,606
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	550,000	508,200

		7,737,939

Electric Products-Misc. — 0.2%
Molex Electronic Technologies LLC Senior Notes 3.90% due 04/15/2025*	2,500,000	2,498,890
WESCO Distribution, Inc. Company Guar. Notes 7.25% due 06/15/2028*	700,000	727,790

		3,226,680

Electric-Distribution — 0.5%
Sempra Energy Senior Notes 3.70% due 04/01/2029	6,100,000	5,866,484

Sempra Energy Senior Notes 6.00% due 10/15/2039	1,170,000	1,329,886

		7,196,370

Electric-Generation — 0.1%
Vistra Operations Co. LLC Company Guar. Notes 5.50% due 09/01/2026*	425,000	424,150
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	500,000	492,500

		916,650

Electric-Integrated — 2.8%
Ameren Corp Senior Notes 1.95% due 03/15/2027	1,090,000	997,265
Ameren Corp. Senior Notes 3.65% due 02/15/2026	1,480,000	1,466,523
American Electric Power Co., Inc. Jr. Sub. Notes 2.03% due 03/15/2024	1,400,000	1,359,219
American Electric Power Co., Inc. Senior Notes 3.20% due 11/13/2027	3,125,000	2,986,656
Black Hills Corp. Senior Notes 2.50% due 06/15/2030	1,210,000	1,051,424
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	1,145,000	1,232,813
Consolidated Edison Co. of New York, Inc. Senior Notes 4.63% due 12/01/2054	1,367,000	1,316,281
Dominion Energy, Inc. Senior Notes 3.38% due 04/01/2030	6,350,000	5,871,141
Emera US Finance LP Company Guar. Notes 3.55% due 06/15/2026	1,240,000	1,210,973
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	1,880,000	1,764,520
Entergy Gulf States Louisiana LLC 1st Mtg. Notes 5.59% due 10/01/2024	125,000	130,371
Eversource Energy Senior Notes 3.35% due 03/15/2026	3,300,000	3,249,438
Exelon Corp. Senior Notes 3.95% due 06/15/2025	1,500,000	1,512,284
Exelon Corp. Senior Bonds 4.10% due 03/15/2052*	7,980,000	7,109,088
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	500,000	495,753
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 3.55% due 05/01/2027	7,575,000	7,431,601
Puget Energy, Inc. Senior Sec. Notes 2.38% due 06/15/2028	925,000	823,584

		40,008,934

Electronic Components-Misc. — 0.1%
Hubbell, Inc. Senior Notes 2.30% due 03/15/2031	2,100,000	1,796,875

Electronic Components-Semiconductors — 0.6%
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	3,440,000	2,783,109
Broadcom, Inc. Senior Notes 3.42% due 04/15/2033*	3,000,000	2,577,351
Broadcom, Inc. Company Guar. Notes 3.75% due 02/15/2051*	960,000	737,667
Micron Technology, Inc. Senior Notes 2.70% due 04/15/2032	3,175,000	2,644,293

		8,742,420

Electronic Measurement Instruments — 1.0%
Agilent Technologies, Inc. Senior Notes 3.05% due 09/22/2026	3,330,000	3,226,654
Keysight Technologies, Inc. Senior Notes 3.00% due 10/30/2029	1,425,000	1,288,612
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	4,175,000	4,226,004
Vontier Corp. Company Guar. Notes 2.95% due 04/01/2031	6,085,000	5,127,099

		13,868,369

Electronic Security Devices — 0.4%
Allegion US Holding Co., Inc. Company Guar. Notes 3.55% due 10/01/2027	6,070,000	5,757,390

Energy-Alternate Sources — 0.1%
Enviva Partners LP/Enviva Partners Finance Corp. Company Guar. Notes 6.50% due 01/15/2026*	625,000	636,850
TerraForm Power Operating LLC Company Guar. Notes 5.00% due 01/31/2028*	700,000	652,725

		1,289,575

Enterprise Software/Service — 0.5%
Clarivate Science Holdings Corp. Company Guar. Notes 4.88% due 07/01/2029*	875,000	771,120
Helios Software Holdings, Inc./ION Corporate Solutions Finance SARL Senior Sec. Notes 4.63% due 05/01/2028*	625,000	550,000
Oracle Corp. Senior Notes 3.60% due 04/01/2050	4,300,000	3,091,090
Oracle Corp. Senior Notes 3.95% due 03/25/2051	3,000,000	2,285,853
Rocket Software, Inc. Senior Notes 6.50% due 02/15/2029*	925,000	792,031
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	225,000	198,281

		7,688,375

Entertainment Software — 0.0%
ROBLOX Corp. Senior Notes 3.88% due 05/01/2030*	625,000	537,500

Finance-Consumer Loans — 0.1%
Navient Corp. Senior Notes 5.50% due 03/15/2029	775,000	686,262
Navient Corp. Senior Notes 6.75% due 06/25/2025	125,000	124,688
Navient Corp. Senior Notes 6.75% due 06/15/2026	150,000	147,381

		958,331

Finance-Credit Card — 1.1%
American Express Co. Senior Notes 4.05% due 05/03/2029	4,725,000	4,685,156
Capital One Bank USA NA Sub. Notes 3.38% due 02/15/2023	6,100,000	6,135,684
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	1,690,000	1,686,618
Discover Financial Services Senior Notes 3.85% due 11/21/2022	3,212,000	3,241,851

		15,749,309

Finance-Investment Banker/Broker — 0.7%
Charles Schwab Corp. Senior Notes 3.63% due 04/01/2025	2,650,000	2,659,489
Jefferies Group LLC Senior Notes 6.50% due 01/20/2043	1,170,000	1,279,248
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 2.63% due 10/15/2031	3,150,000	2,593,035
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	3,475,000	3,577,050

		10,108,822

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 3.63% due 12/01/2027	2,650,000	2,496,961

Finance-Mortgage Loan/Banker — 0.2%
LD Holdings Group LLC Company Guar. Notes 6.13% due 04/01/2028*	400,000	310,000
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc. Company Guar. Notes 3.88% due 03/01/2031*	1,050,000	886,021
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 2.88% due 10/15/2026*	425,000	376,125
United Wholesale Mtg. LLC Senior Notes 5.50% due 11/15/2025*	375,000	344,419
United Wholesale Mtg. LLC Senior Notes 5.50% due 04/15/2029*	650,000	539,500
United Wholesale Mtg. LLC Senior Notes 5.75% due 06/15/2027*	425,000	368,688

		2,824,753

Finance-Other Services — 0.2%
Cboe Holdings, Inc. Senior Notes 3.65% due 01/12/2027	3,000,000	2,987,277

Financial Guarantee Insurance — 0.0%
MBIA, Inc. Senior Notes 6.63% due 10/01/2028	250,000	252,500

Food-Baking — 0.2%
Flowers Foods, Inc. Senior Notes 3.50% due 10/01/2026	2,180,000	2,127,025

Food-Meat Products — 0.5%
Smithfield Foods, Inc. Senior Notes 2.63% due 09/13/2031*	3,230,000	2,656,345
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	4,220,000	3,661,795

Tyson Foods, Inc. Senior Notes 3.95% due 08/15/2024	1,475,000	1,489,401

		7,807,541

Food-Misc./Diversified — 0.5%
General Mills, Inc. Senior Bonds 3.00% due 02/01/2051	1,077,000	826,656
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	6,160,000	5,405,653
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	150,000	124,740
Post Holdings, Inc. Company Guar. Notes 5.50% due 12/15/2029*	525,000	477,750
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	257,000	253,466

		7,088,265

Food-Retail — 0.4%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.25% due 03/15/2026*	175,000	159,688
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 3.50% due 03/15/2029*	675,000	568,620
Kroger Co. Senior Notes 3.50% due 02/01/2026	3,150,000	3,124,010
Kroger Co. Senior Notes 4.45% due 02/01/2047	1,325,000	1,251,702
Kroger Co. Senior Notes 6.90% due 04/15/2038	940,000	1,143,108

		6,247,128

Food-Wholesale/Distribution — 0.4%
Performance Food Group, Inc. Company Guar. Notes 4.25% due 08/01/2029*	750,000	666,547
Sysco Corp. Company Guar. Notes 4.45% due 03/15/2048	5,175,000	4,803,099
US Foods, Inc. Company Guar. Notes 4.63% due 06/01/2030*	350,000	313,250
US Foods, Inc. Company Guar. Notes 4.75% due 02/15/2029*	550,000	508,063

		6,290,959

Gambling (Non-Hotel) — 0.2%
Affinity Gaming Senior Sec. Notes 6.88% due 12/15/2027*	575,000	538,568
Caesars Resort Collection LLC/CRC Finco, Inc. Senior Sec. Notes 5.75% due 07/01/2025*	425,000	434,031
Mohegan Gaming & Entertainment Sec. Notes 8.00% due 02/01/2026*	1,100,000	969,925
Raptor Acquisition Corp./Raptor Co-Issuer LLC Senior Sec. Notes 4.88% due 11/01/2026*	250,000	237,072
Scientific Games International, Inc. Company Guar. Notes 7.25% due 11/15/2029*	600,000	628,581
Scientific Games International, Inc. Company Guar. Notes 8.63% due 07/01/2025*	250,000	261,875

		3,070,052

Gas-Distribution — 0.8%
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.50% due 05/20/2025	350,000	344,761
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.63% due 05/20/2024	325,000	324,594
AmeriGas Partners LP/AmeriGas Finance Corp. Senior Notes 5.88% due 08/20/2026	200,000	197,524
National Fuel Gas Co. Senior Notes 2.95% due 03/01/2031	2,580,000	2,207,887
National Fuel Gas Co. Senior Notes 3.75% due 03/01/2023	3,800,000	3,813,834
National Fuel Gas Co. Senior Notes 5.50% due 01/15/2026	2,025,000	2,089,460
NiSource, Inc. Senior Notes 4.38% due 05/15/2047	935,000	842,953
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	2,370,000	2,032,957

		11,853,970

Hotels/Motels — 0.0%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	250,000	211,718
Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.38% due 05/01/2025*	75,000	76,523

Hilton Domestic Operating Co., Inc. Company Guar. Notes 5.75% due 05/01/2028*	275,000	278,919

		567,160

Human Resources — 0.0%
Team Health Holdings, Inc. Company Guar. Notes 6.38% due 02/01/2025*	475,000	404,814

Independent Power Producers — 0.1%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	475,000	400,187
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	525,000	447,683
Calpine Corp. Senior Notes 5.13% due 03/15/2028*	250,000	226,733
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	125,000	104,063
NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	475,000	464,312
NRG Energy, Inc. Company Guar. Notes 6.63% due 01/15/2027	175,000	177,188

		1,820,166

Insurance Brokers — 0.5%
AmWINS Group, Inc. Senior Notes 4.88% due 06/30/2029*	875,000	800,997
AssuredPartners, Inc. Senior Notes 5.63% due 01/15/2029*	1,300,000	1,143,298
AssuredPartners, Inc. Senior Notes 7.00% due 08/15/2025*	275,000	271,219
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	1,250,000	1,084,375
HUB International, Ltd. Senior Notes 5.63% due 12/01/2029*	1,150,000	1,055,125
HUB International, Ltd. Company Guar. Notes 7.00% due 05/01/2026*	1,700,000	1,682,541
Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	325,000	296,410
USI, Inc. Senior Notes 6.88% due 05/01/2025*	1,475,000	1,452,476

		7,786,441

Insurance-Life/Health — 0.7%
Lincoln National Corp. Senior Notes 7.00% due 06/15/2040	1,425,000	1,763,072
Pacific LifeCorp Senior Notes 6.60% due 09/15/2033*	2,700,000	3,243,423
Penn Mutual Life Insurance Co. Sub. Bonds 7.63% due 06/15/2040*	875,000	1,103,554
Prudential Financial, Inc. Senior Notes 6.20% due 11/15/2040	850,000	960,307
Prudential Financial, Inc. Senior Notes 6.63% due 12/01/2037	2,130,000	2,584,877

		9,655,233

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Senior Notes 6.63% due 04/15/2042	2,255,000	2,674,717
Nationwide Mutual Insurance Co. Sub. Notes 9.38% due 08/15/2039*	2,870,000	4,115,020

		6,789,737

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Notes 4.95% due 05/01/2022*	680,000	680,000
Massachusetts Mutual Life Insurance Co. Sub. Notes 8.88% due 06/01/2039*	1,008,000	1,442,007
New York Life Insurance Co. Sub. Notes 6.75% due 11/15/2039*	420,000	522,634

		2,644,641

Interior Design/Architecture — 0.0%
Signal Parent, Inc. Senior Notes 6.13% due 04/01/2029*	650,000	496,514

Internet Content-Entertainment — 0.2%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	3,050,000	2,985,767

Investment Management/Advisor Services — 0.4%
FMR LLC Bonds 7.57% due 06/15/2029*	2,200,000	2,621,964
NFP Corp. Senior Notes 6.88% due 08/15/2028*	1,775,000	1,566,437
Stifel Financial Corp. Senior Notes 4.25% due 07/18/2024	865,000	873,476

TIAA Asset Management Finance Co. LLC Senior Notes 4.13% due 11/01/2024*	1,080,000	1,086,539

		6,148,416

Lasers-System/Components — 0.1%
II-VI, Inc. Company Guar. Notes 5.00% due 12/15/2029*	750,000	703,125

Lottery Services — 0.0%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. Senior Notes 6.63% due 03/01/2030*	675,000	641,250

Machinery-Farming — 0.2%
CNH Industrial Capital LLC Company Guar. Notes 1.95% due 07/02/2023	770,000	758,184
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	2,155,000	2,181,881

		2,940,065

Machinery-General Industrial — 0.1%
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	970,000	937,487

Machinery-Pumps — 0.2%
SPX FLOW, Inc. Senior Notes 8.75% due 04/01/2030*	875,000	786,962
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	1,580,000	1,370,530

		2,157,492

Medical Information Systems — 0.1%
Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	1,650,000	1,519,246

Medical Instruments — 0.3%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	2,585,000	2,226,511
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	2,245,000	2,034,575

		4,261,086

Medical Labs & Testing Services — 0.1%
Catalent Pharma Solutions, Inc. Company Guar. Notes 3.50% due 04/01/2030*	500,000	434,905
IQVIA, Inc. Company Guar. Notes 5.00% due 10/15/2026*	350,000	348,250
MEDNAX, Inc. Company Guar. Notes 5.38% due 02/15/2030*	375,000	349,406
Syneos Health, Inc. Company Guar. Notes 3.63% due 01/15/2029*	725,000	641,372

		1,773,933

Medical Products — 0.3%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	3,655,000	3,696,406

Medical-Biomedical/Gene — 0.9%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	5,060,000	4,687,725
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	867,572
Biogen, Inc. Senior Bonds 3.15% due 05/01/2050	3,150,000	2,199,148
Biogen, Inc. Senior Notes 3.25% due 02/15/2051*	2,631,000	1,884,279
Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	1,185,000	963,717
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	3,920,000	2,786,400

		13,388,841

Medical-Drugs — 0.8%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	3,950,000	3,785,846
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,575,000	3,330,141
AbbVie, Inc. Senior Notes 3.80% due 03/15/2025	890,000	891,221
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	910,000	913,962
Bayer US Finance II LLC Company Guar. Notes 4.88% due 06/25/2048*	1,000,000	976,447
Bayer US Finance LLC Company Guar. Notes 3.38% due 10/08/2024*	720,000	712,335
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	475,000	429,281

		11,039,233

Medical-HMO — 1.0%
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	5,250,000	4,835,450
Anthem, Inc. Senior Notes 4.55% due 05/15/2052	3,155,000	3,086,918
Anthem, Inc. Senior Notes 5.85% due 01/15/2036	760,000	866,371
Centene Corp. Senior Notes 2.63% due 08/01/2031	650,000	539,961
Centene Corp. Senior Notes 3.38% due 02/15/2030	275,000	245,699
Centene Corp. Senior Notes 4.63% due 12/15/2029	200,000	193,500
UnitedHealth Group, Inc. Senior Notes 2.30% due 05/15/2031	5,000,000	4,384,681

		14,152,580

Medical-Hospitals — 0.6%
AHP Health Partners, Inc. Senior Notes 5.75% due 07/15/2029*	550,000	496,375
CHS/Community Health Systems, Inc. Sec. Notes 6.13% due 04/01/2030*	700,000	575,750
CHS/Community Health Systems, Inc. Sec. Notes 6.88% due 04/15/2029*	475,000	416,537
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 03/15/2026*	300,000	310,140
CHS/Community Health Systems, Inc. Senior Sec. Notes 8.00% due 12/15/2027*	200,000	207,192
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	750,000	673,204
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	3,050,000	2,269,430
HCA, Inc. Company Guar. Notes 5.88% due 02/15/2026	250,000	258,227
LifePoint Health, Inc. Company Guar. Notes 5.38% due 01/15/2029*	800,000	684,000
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc. Company Guar. Notes 9.75% due 12/01/2026*	350,000	359,585
Tenet Healthcare Corp. Senior Sec. Notes 4.25% due 06/01/2029*	275,000	248,460
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	154,000	153,581
Tenet Healthcare Corp. Senior Sec. Notes 5.13% due 11/01/2027*	525,000	509,756
Tenet Healthcare Corp. Company Guar. Notes 6.13% due 10/01/2028*	1,000,000	959,630

		8,121,867

Medical-Outpatient/Home Medical — 0.0%
Global Medical Response, Inc. Senior Sec. Notes 6.50% due 10/01/2025*	600,000	581,250

Medical-Wholesale Drug Distribution — 0.0%
AdaptHealth LLC Company Guar. Notes 5.13% due 03/01/2030*	650,000	559,000

Metal Products-Distribution — 0.5%
Worthington Industries, Inc. Senior Notes 4.30% due 08/01/2032	3,805,000	3,618,409
Worthington Industries, Inc. Senior Notes 4.55% due 04/15/2026	3,083,000	3,081,027

		6,699,436

Metal-Diversified — 0.4%
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	4,000,000	3,343,827
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,790,000	2,383,318

		5,727,145

Motion Pictures & Services — 0.3%
Magallanes, Inc. Company Guar. Bonds 5.05% due 03/15/2042*	4,595,000	4,185,110

Multimedia — 0.4%
CBS Corp. Senior Notes 4.90% due 08/15/2044	2,550,000	2,223,792
NBCUniversal Media LLC Company Guar. Notes 5.95% due 04/01/2041	2,000,000	2,318,500
ViacomCBS, Inc. Senior Notes 4.95% due 05/19/2050	940,000	853,703

		5,395,995

Networking Products — 0.1%
Logan Merger Sub, Inc. Senior Sec. Notes 5.50% due 09/01/2027*	825,000	721,875

Office Automation & Equipment — 0.1%
CDW LLC/CDW Finance Corp. Company Guar. Notes 2.67% due 12/01/2026	1,510,000	1,386,733

Office Furnishings-Original — 0.0%
Interface, Inc. Company Guar. Notes 5.50% due 12/01/2028*	550,000	501,875

Oil Companies-Exploration & Production — 1.4%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	350,000	341,982
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Company Guar. Notes 7.00% due 11/01/2026*	475,000	478,762
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	275,000	286,000
Callon Petroleum Co. Company Guar. Notes 6.38% due 07/01/2026	125,000	120,625
Callon Petroleum Co. Company Guar. Notes 8.25% due 07/15/2025	450,000	451,125
Centennial Resource Production LLC Company Guar. Notes 6.88% due 04/01/2027*	900,000	898,240
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	725,000	733,323
Coterra Energy, Inc. Senior Notes 3.90% due 05/15/2027*	1,330,000	1,300,153
CrownRock LP/CrownRock Finance, Inc. Senior Notes 5.63% due 10/15/2025*	450,000	450,000
Hess Corp. Senior Notes 5.60% due 02/15/2041	4,221,000	4,307,404
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	1,980,000	1,978,831
Occidental Petroleum Corp. Senior Notes 4.40% due 04/15/2046	450,000	385,920
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	425,000	436,505
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	725,000	762,018
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	550,000	596,062
Occidental Petroleum Corp. Senior Notes 8.00% due 07/15/2025	350,000	377,125
Pioneer Natural Resources Co. Senior Notes 2.15% due 01/15/2031	4,015,000	3,390,372
Range Resources Corp. Company Guar. Notes 4.75% due 02/15/2030*	175,000	166,633
Range Resources Corp. Company Guar. Notes 4.88% due 05/15/2025	325,000	321,750
Range Resources Corp. Company Guar. Notes 5.00% due 03/15/2023	149,000	149,373
Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	450,000	436,500
SM Energy Co. Senior Notes 5.63% due 06/01/2025	375,000	366,563
SM Energy Co. Senior Notes 6.75% due 09/15/2026	400,000	397,984
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	300,000	296,205
Southwestern Energy Co. Company Guar. Notes 8.38% due 09/15/2028	275,000	297,344
Tap Rock Resources LLC Senior Notes 7.00% due 10/01/2026*	500,000	505,105

		20,231,904

Oil Companies-Integrated — 0.6%
BP Capital Markets America, Inc. Company Guar. Notes 1.75% due 08/10/2030	1,485,000	1,236,355
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	5,325,000	3,957,841
BP Capital Markets America, Inc. Company Guar. Notes 3.12% due 05/04/2026	2,810,000	2,749,248

		7,943,444

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp. Senior Notes 3.63% due 09/15/2024	1,850,000	1,841,591
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	1,725,000	1,521,691
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	730,000	824,170
Valero Energy Corp. Senior Notes 3.65% due 12/01/2051	2,925,000	2,288,580

Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	1,535,000	1,491,983
Valero Energy Corp. Senior Notes 4.90% due 03/15/2045	1,000,000	951,516
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	1,540,000	1,836,061

		10,755,592

Oil-Field Services — 0.2%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,050,000	1,051,575
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	1,100,000	1,075,041

		2,126,616

Pharmacy Services — 1.1%
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	1,202,000	1,212,136
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	2,215,000	2,224,995
Cigna Corp. Company Guar. Notes 4.90% due 12/15/2048	2,215,000	2,204,798
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	2,025,000	2,035,018
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,130,000	3,101,252
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	2,740,000	2,779,109
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	1,265,000	1,269,010
CVS Pass-Through Trust Pass-Through Certs. 5.30% due 01/11/2027*	227,626	231,552

		15,057,870

Pipelines — 4.5%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.38% due 06/15/2029*	850,000	797,019
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 03/01/2027*	600,000	584,238
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 7.88% due 05/15/2026*	325,000	339,825
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	1,915,000	1,697,443
Boardwalk Pipelines LP Company Guar. Notes 3.60% due 09/01/2032	2,970,000	2,628,587
Boardwalk Pipelines LP Company Guar. Notes 4.80% due 05/03/2029	980,000	964,854
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031	525,000	475,180
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	450,000	430,875
CNX Midstream Partners LP Company Guar. Notes 4.75% due 04/15/2030*	700,000	644,000
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	2,065,000	2,105,047
Columbia Pipeline Group, Inc. Company Guar. Notes 5.80% due 06/01/2045	1,260,000	1,356,850
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. Company Guar. Notes 8.00% due 04/01/2029*	475,000	495,188
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	825,000	739,101
Eastern Gas Transmission & Storage, Inc. Senior Notes 3.00% due 11/15/2029*	1,200,000	1,093,872
Energy Transfer LP Senior Notes 4.90% due 02/01/2024	4,250,000	4,310,507
Energy Transfer LP Senior Notes 5.15% due 03/15/2045	3,513,000	3,185,328
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	3,300,000	3,307,164
EQM Midstream Partners LP Senior Notes 4.75% due 07/15/2023	127,000	126,365
EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	550,000	525,250
EQM Midstream Partners LP Senior Notes 6.50% due 07/01/2027*	725,000	732,250

EQM Midstream Partners LP Senior Notes 6.50% due 07/15/2048	400,000	368,000
Hess Midstream Operations LP Company Guar. Notes 4.25% due 02/15/2030*	350,000	321,052
Hess Midstream Partners LP Company Guar. Notes 5.13% due 06/15/2028*	250,000	241,875
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	675,000	642,202
Kinder Morgan Energy Partners LP Company Guar. Notes 5.80% due 03/15/2035	2,540,000	2,677,492
Kinder Morgan Energy Partners LP Company Guar. Notes 6.38% due 03/01/2041	570,000	609,189
Kinder Morgan Energy Partners LP Company Guar. Notes 6.55% due 09/15/2040	2,960,000	3,245,049
MPLX LP Senior Notes 4.00% due 03/15/2028	850,000	826,130
MPLX LP Senior Notes 4.50% due 04/15/2038	3,150,000	2,902,251
MPLX LP Senior Notes 5.20% due 03/01/2047	2,750,000	2,612,942
MPLX LP Senior Notes 5.20% due 12/01/2047	2,740,000	2,585,605
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	2,650,000	2,654,207
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	3,000,000	2,741,652
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,825,000	2,692,736
Summit Midstream Holdings LLC/Summit Midstream Finance Corp. Company Guar. Notes 5.75% due 04/15/2025	500,000	400,000
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	2,825,000	2,680,967
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.00% due 01/15/2028	600,000	588,420
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.50% due 03/01/2030	500,000	494,835
TC PipeLines LP Senior Notes 3.90% due 05/25/2027	1,270,000	1,264,587
Texas Eastern Transmission LP Senior Notes 2.80% due 10/15/2022*	1,510,000	1,509,705
TransMontaigne Partners LP/TLP Finance Corp. Company Guar. Notes 6.13% due 02/15/2026	400,000	391,500
Western Midstream Operating LP Senior Notes 4.50% due 03/01/2028	350,000	333,722
Western Midstream Operating LP Senior Notes 4.55% due 02/01/2030	100,000	91,875
Western Midstream Operating LP Senior Notes 4.65% due 07/01/2026	325,000	320,531
Western Midstream Operating LP Senior Notes 4.75% due 08/15/2028	125,000	121,719
Western Midstream Operating LP Senior Notes 5.30% due 03/01/2048	750,000	650,625
Western Midstream Operating LP Senior Notes 5.50% due 08/15/2048	200,000	178,000
Williams Cos., Inc. Senior Notes 4.90% due 01/15/2045	3,460,000	3,249,926

		63,935,737

Pollution Control — 0.1%
Madison IAQ LLC Senior Notes 5.88% due 06/30/2029*	1,550,000	1,263,219

Precious Metals — 0.0%
Coeur Mining, Inc. Company Guar. Notes 5.13% due 02/15/2029*	775,000	621,937

Publishing-Newspapers — 0.1%
TEGNA, Inc. Company Guar. Notes 4.63% due 03/15/2028	400,000	384,880
TEGNA, Inc. Company Guar. Notes 5.00% due 09/15/2029	700,000	679,000

		1,063,880

Quarrying — 0.0%
Compass Minerals International, Inc. Company Guar. Notes 4.88% due 07/15/2024*	425,000	420,750

Racetracks — 0.0%
Penn National Gaming, Inc. Senior Notes 4.13% due 07/01/2029*	525,000	442,969

Radio — 0.2%
Cumulus Media New Holdings, Inc. Senior Sec. Notes 6.75% due 07/01/2026*	786,000	782,070
Entercom Media Corp. Sec. Notes 6.50% due 05/01/2027*	850,000	731,000
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	625,000	605,469

		2,118,539

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	1,745,000	1,372,742
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	2,110,000	2,092,663
American Tower Corp. Senior Notes 2.70% due 04/15/2031	3,000,000	2,520,154
American Tower Corp. Senior Notes 5.00% due 02/15/2024	2,400,000	2,461,796
AvalonBay Communities, Inc. Senior Notes 3.35% due 05/15/2027	2,745,000	2,680,831
Boston Properties LP Senior Notes 3.80% due 02/01/2024	1,400,000	1,410,356
Crown Castle International Corp. Senior Notes 2.50% due 07/15/2031	1,775,000	1,490,202
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	3,185,000	2,391,880
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	3,560,000	3,430,800
Health Care REIT, Inc. Senior Notes 4.00% due 06/01/2025	2,600,000	2,604,405
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	1,905,000	1,550,756
Host Hotels & Resorts LP Senior Notes 4.00% due 06/15/2025	2,815,000	2,796,111
Kimco Realty Corp. Senior Notes 3.80% due 04/01/2027	1,730,000	1,707,099
Mid-America Apartments LP Senior Notes 3.75% due 06/15/2024	3,200,000	3,217,348
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	1,590,000	1,591,931
Tanger Properties LP Senior Notes 3.13% due 09/01/2026	2,600,000	2,453,920
UDR, Inc. Company Guar. Notes 2.95% due 09/01/2026	2,180,000	2,092,569
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 3.88% due 02/15/2029*	100,000	94,955
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.50% due 09/01/2026*	375,000	372,862
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 06/15/2025*	150,000	149,876
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 5.63% due 05/01/2024*	150,000	152,130
Welltower, Inc. Senior Notes 2.80% due 06/01/2031	5,300,000	4,693,243
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	1,975,000	1,678,854
WP Carey, Inc. Senior Notes 4.60% due 04/01/2024	1,890,000	1,918,147

		46,925,630

Rental Auto/Equipment — 0.6%
Ashtead Capital, Inc. Company Guar. Notes 2.45% due 08/12/2031*	3,750,000	3,060,345
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	750,000	696,974
ERAC USA Finance LLC Company Guar. Notes 5.63% due 03/15/2042*	4,090,000	4,376,718
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	875,000	851,427

		8,985,464

Resorts/Theme Parks — 0.1%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	525,000	477,708
Six Flags Entertainment Corp. Company Guar. Notes 5.50% due 04/15/2027*	750,000	729,375

		1,207,083

Retail-Apparel/Shoe — 0.0%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	300,000	244,022
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	250,000	199,300

		443,322

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc. Company Guar. Notes 1.75% due 10/01/2027	1,845,000	1,619,095
Advance Auto Parts, Inc. Company Guar. Notes 3.90% due 04/15/2030	2,450,000	2,339,653
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	975,000	949,492
AutoZone, Inc. Senior Notes 3.75% due 06/01/2027	2,870,000	2,845,242

		7,753,482

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	250,000	225,033
Asbury Automotive Group, Inc. Company Guar. Notes 5.00% due 02/15/2032*	400,000	355,000
AutoNation, Inc. Senior Notes 4.75% due 06/01/2030	1,025,000	1,010,498

		1,590,531

Retail-Building Products — 0.3%
Foundation Building Materials, Inc. Company Guar. Notes 6.00% due 03/01/2029*	900,000	732,375
GYP Holdings III Corp. Company Guar. Notes 4.63% due 05/01/2029*	1,075,000	952,719
SRS Distribution, Inc. Company Guar. Notes 6.00% due 12/01/2029*	650,000	570,375
SRS Distribution, Inc. Company Guar. Notes 6.13% due 07/01/2029*	550,000	485,364
White Cap Buyer LLC Senior Notes 6.88% due 10/15/2028*	625,000	572,656
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*(2)	475,000	458,375

		3,771,864

Retail-Gardening Products — 0.2%
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	3,300,000	2,678,431

Retail-Propane Distribution — 0.0%
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.00% due 06/01/2031*	300,000	272,805
Suburban Propane Partners LP/Suburban Energy Finance Corp. Senior Notes 5.88% due 03/01/2027	350,000	350,000

		622,805

Retail-Restaurants — 0.1%
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC Company Guar. Notes 4.75% due 06/01/2027*	700,000	698,250

Rubber/Plastic Products — 0.1%
Gates Global LLC/Gates Global Co. Company Guar. Notes 6.25% due 01/15/2026*	1,025,000	1,010,419

Security Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 6.00% due 06/01/2029*	1,150,000	943,000
Allied Universal Holdco LLC/Allied Universal Finance Corp. Senior Notes 9.75% due 07/15/2027*	850,000	825,006

		1,768,006

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 2.60% due 01/30/2023	1,940,000	1,941,406

Semiconductor Equipment — 0.1%
Lam Research Corp. Senior Notes 4.00% due 03/15/2029	1,585,000	1,584,469

Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.48% due 12/01/2027	2,470,000	2,367,977

Software Tools — 0.3%
VMware, Inc. Senior Notes 2.20% due 08/15/2031	5,885,000	4,794,956

Steel Pipe & Tube — 0.4%
Valmont Industries, Inc. Company Guar. Notes 5.00% due 10/01/2044	500,000	487,748
Valmont Industries, Inc. Company Guar. Notes 5.25% due 10/01/2054	5,315,000	5,408,319

		5,896,067

Steel-Producers — 0.5%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.88% due 03/01/2031*	550,000	510,125
Reliance Steel & Aluminum Co. Senior Notes 4.50% due 04/15/2023	6,770,000	6,841,762

		7,351,887

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	1,100,000	1,096,776

Telephone-Integrated — 3.3%
AT&T, Inc. Senior Notes 1.70% due 03/25/2026	4,500,000	4,158,233
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	2,300,000	1,916,811
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	6,999,000	5,816,514
AT&T, Inc. Senior Notes 3.40% due 05/15/2025	2,600,000	2,616,017
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	3,200,000	2,665,307
AT&T, Inc. Senior Notes 3.50% due 02/01/2061	1,673,000	1,243,591
AT&T, Inc. Senior Notes 3.80% due 12/01/2057	4,261,000	3,419,788
AT&T, Inc. Senior Notes 3.85% due 06/01/2060	2,125,000	1,685,143
AT&T, Inc. Senior Notes 5.15% due 03/15/2042	1,500,000	1,536,782
AT&T, Inc. Senior Notes 5.30% due 08/15/2058	1,875,000	1,933,570
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	3,500,000	4,210,517
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	3,570,000	3,104,926
Verizon Communications, Inc. Senior Notes 3.40% due 03/22/2041	6,165,000	5,194,591
Verizon Communications, Inc. Senior Notes 4.13% due 08/15/2046	5,545,000	5,046,628
Verizon Communications, Inc. Senior Notes 4.50% due 08/10/2033	3,000,000	3,003,310

		47,551,728

Television — 0.2%
Gray Escrow II, Inc. Company Guar. Notes 5.38% due 11/15/2031*	550,000	474,078
Gray Television, Inc. Company Guar. Notes 5.88% due 07/15/2026*	425,000	427,656
Gray Television, Inc. Company Guar. Notes 7.00% due 05/15/2027*	325,000	335,969
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	225,000	200,003
Scripps Escrow II, Inc. Senior Notes 5.38% due 01/15/2031*	250,000	222,533
Scripps Escrow, Inc. Company Guar. Notes 5.88% due 07/15/2027*	450,000	429,750
Sinclair Television Group, Inc. Company Guar. Notes 5.13% due 02/15/2027*	275,000	240,908
Sinclair Television Group, Inc. Company Guar. Notes 5.50% due 03/01/2030*	475,000	388,312

		2,719,209

Tobacco — 0.6%
BAT Capital Corp. Company Guar. Notes 3.56% due 08/15/2027	4,270,000	3,984,103
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	5,625,000	4,471,727

		8,455,830

Transactional Software — 0.0%
Black Knight InfoServ LLC Company Guar. Notes 3.63% due 09/01/2028*	650,000	602,843

Transport-Rail — 0.5%
Burlington Northern Santa Fe LLC Senior Notes 5.75% due 05/01/2040	2,200,000	2,499,030
Kansas City Southern Company Guar. Notes 3.00% due 05/15/2023	1,935,000	1,935,679

Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	2,710,000	2,691,443
Watco Cos. LLC/Watco Finance Co. Senior Notes 6.50% due 06/15/2027*	675,000	652,125

		7,778,277

Transport-Services — 0.6%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,220,000	1,133,787
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	1,320,000	1,140,458
Ryder System, Inc. Senior Notes 2.90% due 12/01/2026	3,000,000	2,848,119
Ryder System, Inc. Senior Notes 3.88% due 12/01/2023	3,300,000	3,316,223

		8,438,587

Trucking/Leasing — 0.6%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 1.20% due 11/15/2025*	2,275,000	2,066,318
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.40% due 11/15/2026*	3,300,000	3,192,821
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.45% due 07/01/2024*	2,750,000	2,724,577

		7,983,716

Vitamins & Nutrition Products — 0.0%
BellRing Distributors, Inc. Company Guar. Notes 7.00% due 03/15/2030*	600,000	586,500

Water — 0.0%
Solaris Midstream Holdings LLC Company Guar. Notes 7.63% due 04/01/2026*	425,000	435,625

Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 2.70% due 06/15/2031	1,220,000	1,054,846

Total U.S. Corporate Bonds & Notes (cost $1,211,426,639)		1,126,990,227

FOREIGN CORPORATE BONDS & NOTES — 9.3%
Aerospace/Defense-Equipment — 0.0%
TransDigm UK Holdings PLC Company Guar. Notes 6.88% due 05/15/2026	575,000	572,125

Applications Software — 0.1%
Elastic NV Senior Notes 4.13% due 07/15/2029*	950,000	850,250

Auto/Truck Parts & Equipment-Original — 0.2%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	600,000	535,038
Clarios Global LP/Clarios US Finance Co. Company Guar. Notes 8.50% due 05/15/2027*	1,725,000	1,723,931
Dana Financing Luxembourg SARL Company Guar. Notes 5.75% due 04/15/2025*	200,000	197,500
IHO Verwaltungs GmbH Senior Sec. Notes 6.00% due 05/15/2027*(2)	550,000	509,762
IHO Verwaltungs GmbH Senior Sec. Notes 6.38% due 05/15/2029*(2)	375,000	356,250

		3,322,481

Beverages-Non-alcoholic — 0.4%
Coca-Cola Europacific Partners PLC Senior Notes 1.50% due 01/15/2027*	2,250,000	2,014,119
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	4,805,000	4,334,110

		6,348,229

Beverages-Wine/Spirits — 0.1%
Bacardi, Ltd. Company Guar. Notes 2.75% due 07/15/2026*	1,340,000	1,257,301

Cable/Satellite TV — 0.7%
Grupo Televisa SAB Senior Notes 5.00% due 05/13/2045	835,000	792,276
Grupo Televisa SAB Senior Notes 6.63% due 03/18/2025	4,673,000	4,953,987
Telenet Finance Luxembourg Notes SARL Senior Sec. Notes 5.50% due 03/01/2028*	1,150,000	1,098,250
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	825,000	724,969
Virgin Media Finance PLC Company Guar. Notes 5.00% due 07/15/2030*	750,000	652,500
Virgin Media Secured Finance PLC Senior Sec. Notes 4.50% due 08/15/2030*	200,000	173,572
Ziggo Bond Co. BV Company Guar. Notes 5.13% due 02/28/2030*	225,000	195,187

Ziggo Bond Co. BV Senior Notes 6.00% due 01/15/2027*	1,050,000	1,029,000

		9,619,741

Cellular Telecom — 0.3%
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	2,500,000	2,225,388
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.25% due 01/31/2031*	325,000	274,602
Vmed O2 UK Financing I PLC Senior Sec. Notes 4.75% due 07/15/2031*	475,000	407,312
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	1,475,000	1,493,163

		4,400,465

Chemicals-Specialty — 0.1%
Diamond BC BV Company Guar. Notes 4.63% due 10/01/2029*	1,000,000	860,230
Herens Holdco SARL Senior Sec. Notes 4.75% due 05/15/2028*	900,000	789,750

		1,649,980

Coatings/Paint — 0.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV Company Guar. Notes 4.75% due 06/15/2027*	150,000	142,500

Computers-Memory Devices — 0.0%
Seagate HDD Cayman Company Guar. Notes 3.13% due 07/15/2029	725,000	612,386

Containers-Metal/Glass — 0.3%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(2)	918,637	771,655
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 4.00% due 09/01/2029*	600,000	514,218
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Notes 5.25% due 08/15/2027*	1,725,000	1,472,788
OI European Group BV Company Guar. Notes 4.75% due 02/15/2030*	250,000	220,000
Trivium Packaging Finance BV Company Guar. Notes 8.50% due 08/15/2027*	1,025,000	1,012,187

		3,990,848

Diagnostic Equipment — 0.4%
DH Europe Finance II SARL Company Guar. Notes 2.60% due 11/15/2029	1,665,000	1,506,841
DH Europe Finance II SARL Company Guar. Notes 3.40% due 11/15/2049	4,180,000	3,539,790

		5,046,631

Diversified Manufacturing Operations — 0.4%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	5,500,000	5,387,913

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	4,655,000	4,009,125

Diversified Operations — 0.0%
Stena International SA Senior Sec. Notes 6.13% due 02/01/2025*	375,000	371,792

Electric-Integrated — 0.8%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	2,550,000	2,527,998
Enel Finance International NV Company Guar. Notes 2.25% due 07/12/2031*	5,000,000	4,147,942
Enel Finance International NV Company Guar. Notes 4.88% due 06/14/2029*	980,000	1,015,383
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	3,220,000	3,088,149

		10,779,472

Electronic Components-Misc. — 0.1%
Flex, Ltd. Senior Notes 4.75% due 06/15/2025	1,935,000	1,972,026

Electronic Components-Semiconductors — 0.1%
ams AG Senior Notes 7.00% due 07/31/2025*	650,000	657,937

Electronic Security Devices — 0.3%
Allegion PLC Company Guar. Notes 3.50% due 10/01/2029	3,900,000	3,640,911

Finance-Leasing Companies — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	1,830,000	1,628,055

AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.40% due 10/29/2033	2,500,000	2,054,855
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.63% due 10/15/2027	3,150,000	3,056,283
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	715,000	719,109

		7,458,302

Food-Baking — 0.2%
Grupo Bimbo SAB de CV Company Guar. Notes 4.88% due 06/27/2044*	2,736,000	2,631,768

Insurance Brokers — 0.1%
Ardonagh Midco 2 PLC Senior Notes 11.50% due 01/15/2027*(2)	756,218	812,934

Investment Management/Advisor Services — 0.1%
Invesco Finance PLC Company Guar. Notes 3.75% due 01/15/2026	800,000	799,906

Machinery-Construction & Mining — 0.2%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	3,865,000	3,499,884

Machinery-Farming — 0.4%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	5,745,000	5,590,279

Machinery-General Industrial — 0.0%
TK Elevator Holdco GmbH Company Guar. Notes 7.63% due 07/15/2028*	674,000	648,725

Medical-Biomedical/Gene — 0.0%
Grifols Escrow Issuer SA Senior Notes 4.75% due 10/15/2028*	300,000	273,750

Medical-Drugs — 1.0%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	1,660,000	1,139,780
AstraZeneca PLC Senior Notes 3.13% due 06/12/2027	3,085,000	3,020,622
AstraZeneca PLC Senior Notes 3.38% due 11/16/2025	2,900,000	2,891,629
Bausch Health Cos., Inc. Company Guar. Notes 5.00% due 02/15/2029*	275,000	192,998
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 01/30/2030*	475,000	329,697
Bausch Health Cos., Inc. Company Guar. Notes 5.25% due 02/15/2031*	425,000	295,375
Bausch Health Cos., Inc. Senior Sec. Notes 5.50% due 11/01/2025*	275,000	266,062
Bausch Health Cos., Inc. Senior Sec. Notes 6.13% due 02/01/2027*	250,000	240,028
Bausch Health Cos., Inc. Company Guar. Notes 6.25% due 02/15/2029*	925,000	673,178
Endo Dac/Endo Finance LLC/Endo Finco, Inc. Company Guar. Notes 6.00% due 06/30/2028*	300,000	129,000
Jazz Securities DAC Senior Sec. Notes 4.38% due 01/15/2029*	375,000	345,469
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.50% due 04/15/2025†*(4)(5)	1,675,000	879,375
Mallinckrodt International Finance SA/Mallinckrodt CB LLC Company Guar. Notes 5.63% due 10/15/2023†*(4)(5)	1,350,000	708,750
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	1,660,000	1,396,131
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 6.13% due 04/15/2025*	1,020,000	1,023,825
Valeant Pharmaceuticals International, Inc. Company Guar. Notes 9.00% due 12/15/2025*	750,000	752,816

		14,284,735

Oil & Gas Drilling — 0.1%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	325,000	317,619
Nabors Industries, Ltd. Company Guar. Notes 7.50% due 01/15/2028*	200,000	191,500
Precision Drilling Corp. Company Guar. Notes 6.88% due 01/15/2029*	275,000	266,813
Precision Drilling Corp. Company Guar. Notes 7.13% due 01/15/2026*	225,000	225,617

		1,001,549

Oil Companies-Exploration & Production — 0.6%
Canadian Natural Resources, Ltd. Senior Notes 3.80% due 04/15/2024	2,125,000	2,132,317
Canadian Natural Resources, Ltd. Senior Notes 5.85% due 02/01/2035	4,960,000	5,123,099
CNPC HK Overseas Capital, Ltd. Company Guar. Notes 5.95% due 04/28/2041*	1,550,000	1,727,475

		8,982,891

Oil Companies-Integrated — 0.4%
Cenovus Energy, Inc. Senior Notes 3.75% due 02/15/2052	3,780,000	3,038,305
Cenovus Energy, Inc. Senior Notes 4.40% due 04/15/2029	2,460,000	2,433,699

		5,472,004

Retail-Restaurants — 0.1%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	1,950,000	1,666,665

Security Services — 0.1%
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	900,000	745,731
GW B-CR Security Corp. Senior Notes 9.50% due 11/01/2027*	1,072,000	1,053,240

		1,798,971

Telecom Services — 0.2%
TELUS Corp. Senior Notes 2.80% due 02/16/2027	3,170,000	3,040,468

Telephone-Integrated — 0.4%
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	1,530,000	1,451,726
Telefonica Emisiones SAU Company Guar. Notes 5.52% due 03/01/2049	1,930,000	1,939,260
Telefonica Emisiones SAU Company Guar. Notes 7.05% due 06/20/2036	1,575,000	1,817,238

		5,208,224

Transport-Rail — 0.3%
Canadian Pacific Railway Co. Company Guar. Notes 3.00% due 12/02/2041	1,410,000	1,149,383
Canadian Pacific Railway Co. Company Guar. Notes 7.13% due 10/15/2031	2,950,000	3,560,762

		4,710,145

Total Foreign Corporate Bonds & Notes (cost $142,317,094)		132,513,313

COMMON STOCKS — 0.1%
Oil Companies-Exploration & Production — 0.0%
Ultra Resources, Inc. CVR†(1)	364	0

Oil-Field Services — 0.1%
SESI LLC†(1)(6)	17,893	957,276

Satellite Telecom — 0.0%
Intelsat Jackson Holdings SA CVR†(1)	1,293	6,788

Total Common Stocks (cost $518,897)		964,064

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.1%
Diversified Banking Institutions — 0.2%
Goldman Sachs Capital I 6.35% due 02/15/2034	2,500,000	2,761,891

Diversified Manufacturing Operations — 0.1%
Textron Financial Corp. FRS 3.45% (3 ML+1.74%) due 02/15/2067*	2,400,000	2,006,904

Electric-Generation — 0.3%
Electricite de France SA 5.63% due 01/22/2024*(3)	5,000,000	4,886,600

Insurance-Multi-line — 0.1%
MetLife, Inc. 10.75% due 08/01/2069	900,000	1,257,750
USF&G Capital III 8.31% due 07/01/2046*	250,000	330,639

		1,588,389

Insurance-Property/Casualty — 0.4%
AXA SA 8.60% due 12/15/2030	4,000,000	5,034,760

Total Preferred Securities/Capital Securities (cost $15,723,470)		16,278,544

ESCROWS AND LITIGATION TRUSTS† — 0.0%
ESC GCB Intelsat Jackson Company Guar. Notes 5.50% due 08/01/2023(1)	550,000	0
ESC GCB Intelsat Jackson Company Guar. Notes 8.50% due 10/15/2024(1)	550,000	0
ESC GCB Intelsat Jackson Company Guar. Notes 9.75% due 07/15/2025(1)	200,000	0
Lehman Brothers Holdings, Inc. Class D, 5.67%(1)	30,000	300

Total Escrows and Litigation Trusts (cost $1,211,640)		300

TOTAL INVESTMENTS (cost $1,371,197,740)	89.2%	1,276,746,448
Other assets less liabilities	10.8	155,344,972

NET ASSETS	100.0%	$1,432,091,420

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $289,135,743 representing 20.2% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(3)	Perpetual maturity — maturity date reflects the next call date.
(4)	Company has filed for bankruptcy protection.
(5)	Security in default.
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SESI LLC	02/16/2021	17,893	$518,897	$957,276	$53.50	0.07%

CVR — Contingent Value Rights

ULC — Unlimited Liability Corp.

FRS — Floating Rate Security

The rates shown on FRS are the current rates as of April 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3 ML — 3 Month USD Libor

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
79	Long	U.S. Treasury Long Bonds	June 2022	$12,261,789	$11,114,312	$(1,147,477)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$1,126,990,227	$—	$1,126,990,227
Foreign Corporate Bonds & Notes	—	132,513,313	—	132,513,313
Common Stocks	—	—	964,064	964,064
Preferred Securities/Capital Securities	—	16,278,544	—	16,278,544
Escrows and Litigation Trusts	—	—	300	300

Total Investments at Value	$—	$1,275,782,084	$964,364	$1,276,746,448

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$1,147,477	$—	$—	$1,147,477

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM® International Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.2%
Canada — 9.6%
Brookfield Asset Management, Inc., Class A	92,618	$4,617,933
Canadian National Railway Co.	41,316	4,858,928
Canadian Pacific Railway, Ltd.	65,240	4,772,197
Constellation Software, Inc.	2,673	4,206,950
Thomson Reuters Corp.	40,500	4,049,212
Waste Connections, Inc.	30,966	4,272,062

		26,777,282

Denmark — 4.1%
DSV A/S	29,673	4,847,006
Novo Nordisk A/S, Class B	58,080	6,642,723

		11,489,729

France — 17.1%
Air Liquide SA	28,100	4,851,269
Dassault Systemes SE	103,285	4,594,612
EssilorLuxottica SA	27,900	4,733,143
Hermes International	3,538	4,353,171
L’Oreal SA	13,676	4,975,338
LVMH Moet Hennessy Louis Vuitton SE	9,966	6,377,201
Pernod Ricard SA	21,854	4,502,685
Sartorius Stedim Biotech	11,966	3,894,890
Schneider Electric SE	33,910	4,829,600
Teleperformance	12,338	4,411,344

		47,523,253

Germany — 1.5%
Merck KGaA	22,170	4,111,327

Hong Kong — 1.5%
Techtronic Industries Co., Ltd.	301,000	4,018,536

India — 3.1%
HDFC Bank, Ltd.	232,900	4,174,060
Kotak Mahindra Bank, Ltd.	185,920	4,316,528

		8,490,588

Ireland — 6.0%
Accenture PLC, Class A	13,020	3,910,687
ICON PLC†	17,216	3,894,431
Kingspan Group PLC	46,998	4,308,181
Linde PLC	14,451	4,508,134

		16,621,433

Israel — 1.5%
NICE, Ltd. ADR†	19,769	4,080,519

Japan — 6.7%
Hoya Corp.	45,839	4,566,906
Keyence Corp.	11,972	4,830,180
Recruit Holdings Co., Ltd.	117,660	4,340,199
Tokyo Electron, Ltd.	11,520	4,886,944

		18,624,229

Jersey — 1.4%
Experian PLC	108,324	3,754,673

Netherlands — 7.0%
ASM International NV	13,800	4,120,924
ASML Holding NV	12,094	6,842,409
Ferrari NV	20,544	4,333,367
Wolters Kluwer NV	41,629	4,210,783

		19,507,483

Sweden — 5.2%
Assa Abloy AB, Class B	167,620	4,228,719
Atlas Copco AB, Class A	105,052	4,757,366
Evolution AB*	10,700	1,100,263
Hexagon AB, Class B	345,828	4,471,464

		14,557,812

Switzerland — 9.3%
Cie Financiere Richemont SA	38,650	4,492,789
Lonza Group AG	6,988	4,102,627
Nestle SA	67,490	8,713,329
Partners Group Holding AG	3,717	3,938,667
Sika AG	14,841	4,512,830

		25,760,242

Taiwan — 3.3%
Taiwan Semiconductor Manufacturing Co., Ltd.	508,960	9,283,430

United Kingdom — 5.2%
Diageo PLC	107,900	5,346,995
RELX PLC	154,000	4,599,278
Rentokil Initial PLC	634,400	4,358,705

		14,304,978

United States — 15.7%
Adobe, Inc.†	9,763	3,865,660
Alphabet, Inc., Class A†	1,600	3,651,504
Danaher Corp.	15,360	3,857,357
Domino’s Pizza, Inc.	348	117,624
Marsh & McLennan Cos., Inc.	24,292	3,928,016
Mastercard, Inc., Class A	11,500	4,178,870
Moody’s Corp.	12,640	4,000,307
NVIDIA Corp.	19,799	3,672,121
S&P Global, Inc.	10,648	4,008,972
Sherwin-Williams Co.	15,480	4,256,381
Thermo Fisher Scientific, Inc.	7,400	4,091,608
Zoetis, Inc.	22,350	3,961,537

		43,589,957

TOTAL INVESTMENTS (cost $262,497,843)	98.2%	272,495,471
Other assets less liabilities	1.8	5,099,296

NET ASSETS	100.0%	$277,594,767

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $1,100,263 representing 0.4% of net assets.

ADR — American Depositary Receipt

Industry Allocation*
Semiconductor Equipment	5.8%
Medical-Drugs	5.3
Commercial Services-Finance	4.3
Beverages-Wine/Spirits	3.5
Transport-Rail	3.4
Industrial Gases	3.3
Semiconductor Components-Integrated Circuits	3.3
Machinery-General Industrial	3.3
Building & Construction Products-Misc.	3.2
Food-Misc./Diversified	3.2
Private Equity	3.1
Banks-Commercial	3.1
Computer Services	3.0
Medical Labs & Testing Services	2.9
Diagnostic Equipment	2.9
Textile-Apparel	2.3
Cosmetics & Toiletries	1.8
Transport-Services	1.7
Industrial Automated/Robotic	1.7
Power Converter/Supply Equipment	1.7
Optical Supplies	1.7
Commercial Services	1.7
Computer Aided Design	1.7
Electronic Components-Misc.	1.6
Retail-Jewelry	1.6
Building-Maintenance & Services	1.6
Apparel Manufacturers	1.6
Human Resources	1.6
Auto-Cars/Light Trucks	1.5
Non-Hazardous Waste Disposal	1.5
Coatings/Paint	1.5
Electronic Security Devices	1.5
Publishing-Periodicals	1.5
Enterprise Software/Service	1.5
Finance-Credit Card	1.5
Telecommunication Equipment	1.5
Multimedia	1.5
Machine Tools & Related Products	1.5
Insurance Brokers	1.4
Medical Products	1.4
Electronic Forms	1.4
Electronic Components-Semiconductors	1.3
Web Portals/ISP	1.3
Gambling (Non-Hotel)	0.4
Retail-Restaurants	0.1

98.2%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$86,761,010	$185,734,461	**	$—	$272,495,471

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fidelity Institutional AM® Real Estate Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.8%
Casino Services — 0.6%
Caesars Entertainment, Inc.†	27,500	$1,822,700

Private Corrections — 0.5%
CoreCivic, Inc.†	115,400	1,434,422

Real Estate Investment Trusts — 94.4%
Alexandria Real Estate Equities, Inc.	55,400	10,091,664
Americold Realty Trust	62,300	1,643,474
CareTrust REIT, Inc.	175,000	2,836,750
Crown Castle International Corp.	24,200	4,482,082
CubeSmart	403,400	19,165,534
DigitalBridge Group, Inc.†	334,300	2,326,728
Douglas Emmett, Inc.	162,600	4,790,196
EastGroup Properties, Inc.	29,900	5,606,250
Equinix, Inc.	33,000	23,729,640
Equity LifeStyle Properties, Inc.	156,792	12,116,886
Essex Property Trust, Inc.	43,013	14,162,890
Four Corners Property Trust, Inc.	235,900	6,477,814
Invitation Homes, Inc.	250,200	9,962,964
Lamar Advertising Co., Class A	45,000	4,968,450
LXP Industrial Trust	247,400	3,104,870
Mid-America Apartment Communities, Inc.	71,000	13,964,280
Phillips Edison & Co., Inc.	122,300	4,141,078
Prologis, Inc.	240,558	38,559,042
Public Storage	18,700	6,947,050
RLJ Lodging Trust	784,276	10,995,549
Ryman Hospitality Properties, Inc.†	30,200	2,823,096
SITE Centers Corp.	529,500	8,419,050
Spirit Realty Capital, Inc.	171,500	7,451,675
Terreno Realty Corp.	83,080	6,044,070
UDR, Inc.	143,600	7,640,956
Urban Edge Properties	139,000	2,597,910
Ventas, Inc.	289,545	16,084,225
VICI Properties, Inc.	327,300	9,756,813
Washington Real Estate Investment Trust	192,100	4,627,689
Welltower, Inc.	108,464	9,849,616

		275,368,291

Real Estate Management/Services — 1.4%
Jones Lang LaSalle, Inc.†	19,100	4,177,743

Real Estate Operations & Development — 1.6%
WeWork, Inc., Class A†	679,400	4,762,594

Telecom Services — 1.3%
Cyxtera Technologies, Inc.†	301,181	3,623,208

TOTAL INVESTMENTS (cost $231,441,207)	99.8%	291,188,958
Other assets less liabilities	0.2	706,504

NET ASSETS	100.0%	$291,895,462

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$291,188,958	$—	$—	$291,188,958

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 32.5%
Aerospace/Defense — 0.6%
General Dynamics Corp. Company Guar. Notes 3.75% due 05/15/2028	$2,000,000	$1,994,357
United Technologies Corp. Senior Notes 5.40% due 05/01/2035	1,000,000	1,097,695

		3,092,052

Applications Software — 0.2%
Microsoft Corp. Senior Notes 3.70% due 08/08/2046	1,036,000	985,325

Auto-Cars/Light Trucks — 0.7%
General Motors Co. Senior Notes 6.25% due 10/02/2043	1,000,000	1,035,653
General Motors Financial Co., Inc. Senior Notes 3.10% due 01/12/2032	2,000,000	1,688,894
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	1,000,000	987,568

		3,712,115

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc. Senior Notes 4.88% due 10/01/2043	605,000	613,773

Banks-Commercial — 0.2%
PNC Bank NA Sub. Notes 4.05% due 07/26/2028	1,000,000	989,761

Banks-Fiduciary — 0.7%
Bank of New York Mellon Corp. Senior Notes 2.95% due 01/29/2023	2,000,000	2,010,228
Bank of New York Mellon Corp. Senior Notes 3.00% due 02/24/2025	928,000	921,656
State Street Corp. Senior Notes 3.55% due 08/18/2025	844,000	846,587

		3,778,471

Banks-Super Regional — 0.8%
US Bancorp Senior Notes 3.15% due 04/27/2027	1,000,000	975,259
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	2,000,000	1,985,393
Wells Fargo & Co. Senior Notes 3.90% due 05/01/2045	1,311,000	1,179,918

		4,140,570

Beverages-Non-alcoholic — 0.1%
Pepsi-Cola Metropolitan Bottling Co., Inc. Senior Notes 7.00% due 03/01/2029	644,000	770,143

Brewery — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	1,000,000	991,205
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046	1,000,000	987,903
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	1,500,000	1,607,623

		3,586,731

Cable/Satellite TV — 1.5%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.48% due 10/23/2045	1,000,000	1,009,975
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	1,000,000	1,053,300
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	3,000,000	3,027,599
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	2,000,000	1,858,359
Time Warner Cable LLC Senior Sec. Notes 6.75% due 06/15/2039	1,000,000	1,068,623

		8,017,856

Chemicals-Diversified — 0.6%
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	1,000,000	1,049,916
PPG Industries, Inc. Senior Notes 3.75% due 03/15/2028	2,000,000	2,003,189

		3,053,105

Commercial Services-Finance — 0.2%
Moody’s Corp. Senior Notes 4.88% due 02/15/2024	1,031,000	1,058,132

Computer Services — 0.5%
International Business Machines Corp. Senior Notes 3.50% due 05/15/2029	2,000,000	1,933,704
International Business Machines Corp. Senior Notes 4.25% due 05/15/2049	1,000,000	944,022

		2,877,726

Computers — 0.8%
Apple, Inc. Senior Notes 2.30% due 05/11/2022	2,000,000	2,000,427

Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	2,000,000	2,043,358

		4,043,785

Cosmetics & Toiletries — 0.6%
Procter & Gamble Co. Senior Notes 1.20% due 10/29/2030	2,000,000	1,650,497
Procter & Gamble Co. Senior Notes 1.95% due 04/23/2031	2,000,000	1,754,944

		3,405,441

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,000,000	932,187

Diversified Banking Institutions — 4.2%
Bank of America Corp. Senior Notes 3.30% due 01/11/2023	1,000,000	1,008,153
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	2,000,000	1,946,108
Bank of America Corp. Senior Notes 4.44% due 01/20/2048	963,000	919,321
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	2,000,000	1,999,717
Citigroup, Inc. Sub. Notes 4.13% due 07/25/2028	2,000,000	1,948,706
Citigroup, Inc. Senior Notes 4.65% due 07/30/2045	750,000	733,188
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	3,000,000	2,999,471
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	3,000,000	2,956,266
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	1,000,000	915,348
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	1,200,000	1,386,992
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	2,000,000	1,952,930
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/2038	999,000	1,184,347
Morgan Stanley Senior Notes 3.13% due 01/23/2023	2,500,000	2,510,986

		22,461,533

Diversified Manufacturing Operations — 0.2%
General Electric Capital Corp. Senior Notes 5.88% due 01/14/2038	778,000	859,257

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 3.73% due 12/15/2024	771,000	771,838

E-Commerce/Products — 0.9%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	3,000,000	2,991,621
Amazon.com, Inc. Senior Notes 4.25% due 08/22/2057	1,000,000	997,926
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,073,000	1,076,894

		5,066,441

Electric-Integrated — 0.9%
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	1,000,000	871,680
Consolidated Edison Co. of New York, Inc. Senior Notes 4.50% due 05/15/2058	859,000	807,603
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	1,244,000	1,091,364
Duke Energy Florida LLC 1st Mtg. Notes 3.40% due 10/01/2046	1,179,000	991,043
Exelon Generation Co. LLC Senior Notes 6.25% due 10/01/2039	200,000	209,699
Northern States Power Co. 1st Mtg. Bonds 2.90% due 03/01/2050	1,000,000	784,981

		4,756,370

Electronic Components-Semiconductors — 0.5%
Intel Corp. Senior Notes 3.10% due 07/29/2022	1,000,000	1,004,958
NVIDIA Corp. Senior Notes 2.00% due 06/15/2031	2,000,000	1,717,690

		2,722,648

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	1,000,000	990,854

Oracle Corp. Senior Notes 2.65% due 07/15/2026	3,000,000	2,799,457

		3,790,311

Finance-Credit Card — 0.9%
American Express Co. Senior Notes 2.50% due 08/01/2022	2,000,000	2,003,273
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	500,000	491,649
Mastercard, Inc. Senior Notes 2.95% due 06/01/2029	2,000,000	1,904,784
Visa, Inc. Senior Notes 4.30% due 12/14/2045	539,000	542,544

		4,942,250

Finance-Other Services — 0.3%
CME Group, Inc. Senior Notes 3.00% due 03/15/2025	680,000	674,487
Intercontinental Exchange, Inc. Company Guar. Notes 3.75% due 12/01/2025	1,143,000	1,149,268

		1,823,755

Food-Meat Products — 0.3%
Tyson Foods, Inc. Senior Notes 4.88% due 08/15/2034	1,523,000	1,560,125

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Notes 4.80% due 03/15/2048	600,000	586,054

Gas-Distribution — 0.4%
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	949,864
Southern Co. Gas Capital Corp. Company Guar. Notes 5.88% due 03/15/2041	915,000	998,495

		1,948,359

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	1,000,000	969,515

Insurance-Multi-line — 0.2%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	1,345,000	1,355,155

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 3.70% due 10/15/2024	1,176,000	1,184,391

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	701,000	736,058

Medical Labs & Testing Services — 0.2%
Laboratory Corp. of America Holdings Senior Notes 3.60% due 02/01/2025	1,030,000	1,025,739

Medical Products — 0.2%
Abbott Laboratories Senior Notes 2.95% due 03/15/2025	1,000,000	995,186

Medical-Biomedical/Gene — 0.2%
Gilead Sciences, Inc. Senior Notes 5.65% due 12/01/2041	1,000,000	1,106,304

Medical-Drugs — 1.0%
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	3,000,000	2,794,524
Johnson & Johnson Senior Notes 3.50% due 01/15/2048	1,134,000	1,036,729
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	800,000	806,144
Pfizer, Inc. Senior Notes 4.20% due 09/15/2048	844,000	845,687

		5,483,084

Medical-HMO — 1.2%
Anthem, Inc. Senior Notes 2.25% due 05/15/2030	2,000,000	1,731,379
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,004,662
UnitedHealth Group, Inc. Senior Notes 3.88% due 12/15/2028	2,500,000	2,507,168

		6,243,209

Metal-Copper — 0.1%
Southern Copper Corp. Senior Notes 5.25% due 11/08/2042	810,000	829,399

Multimedia — 0.9%
CBS Corp. Senior Notes 4.20% due 06/01/2029	1,500,000	1,440,414
Historic TW, Inc. Company Guar. Notes 9.15% due 02/01/2023	2,500,000	2,592,093
NBCUniversal Media LLC Company Guar. Notes 4.45% due 01/15/2043	1,000,000	959,052

		4,991,559

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 2.20% due 09/20/2023	500,000	496,950

Oil Companies-Exploration & Production — 0.3%
Devon Energy Corp. Senior Notes 7.95% due 04/15/2032	200,000	245,505
Kerr-McGee Corp. Company Guar. Notes 7.88% due 09/15/2031	200,000	209,178
Ovintiv Exploration, Inc. Company Guar. Notes 5.63% due 07/01/2024	1,000,000	1,039,615

		1,494,298

Oil Companies-Integrated — 0.8%
Chevron Corp. Senior Notes 2.95% due 05/16/2026	3,193,000	3,124,789
Exxon Mobil Corp. Senior Notes 2.73% due 03/01/2023	1,000,000	1,002,886

		4,127,675

Oil Refining & Marketing — 0.2%
HollyFrontier Corp. Senior Notes 5.88% due 04/01/2026	250,000	256,868
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041	500,000	564,500
Valero Energy Corp. Senior Notes 7.50% due 04/15/2032	200,000	238,449

		1,059,817

Oil-Field Services — 0.3%
Halliburton Co. Senior Notes 3.80% due 11/15/2025	834,000	839,282
Halliburton Co. Senior Notes 7.45% due 09/15/2039	500,000	610,318

		1,449,600

Pharmacy Services — 0.7%
Cigna Corp. Company Guar. Notes 4.38% due 10/15/2028	1,000,000	1,004,512
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	800,000	790,671
CVS Health Corp. Senior Notes 5.13% due 07/20/2045	872,000	874,764
Express Scripts Holding Co. Company Guar. Notes 4.50% due 02/25/2026	1,122,000	1,142,949

		3,812,896

Pipelines — 2.1%
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	2,000,000	1,945,000
Enterprise Products Operating LLC Company Guar. Notes 5.10% due 02/15/2045	1,000,000	980,958
Enterprise Products Operating LLC Company Guar. Notes 5.70% due 02/15/2042	1,000,000	1,048,275
Kinder Morgan Energy Partners LP Company Guar. Notes 7.30% due 08/15/2033	300,000	349,433
Kinder Morgan, Inc. Company Guar. Bonds 3.60% due 02/15/2051	2,000,000	1,538,911
MPLX LP Senior Notes 4.00% due 03/15/2028	1,125,000	1,093,408
Phillips 66 Partners LP Senior Notes 3.61% due 02/15/2025	2,101,000	2,084,404
Valero Energy Partners LP Company Guar. Notes 4.50% due 03/15/2028	1,000,000	999,141
Williams Cos., Inc. Senior Notes 4.30% due 03/04/2024	1,000,000	1,011,366

		11,050,896

Real Estate Investment Trusts — 0.8%
American Tower Corp. Senior Notes 5.00% due 02/15/2024	1,261,000	1,293,469
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	1,180,000	1,191,154
Weyerhaeuser Co. Senior Notes 4.00% due 04/15/2030	2,000,000	1,926,680

		4,411,303

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 2.63% due 06/01/2022	2,000,000	2,000,000
Home Depot, Inc. Senior Notes 3.50% due 09/15/2056	786,000	661,380
Lowe’s Cos., Inc. Senior Notes 4.05% due 05/03/2047	700,000	615,567

		3,276,947

Retail-Discount — 1.0%
Dollar General Corp. Senior Notes 4.15% due 11/01/2025	1,154,000	1,170,878
Dollar Tree, Inc. Senior Notes 4.20% due 05/15/2028	2,000,000	1,986,772

Target Corp. Senior Notes 6.50% due 10/15/2037	840,000	1,030,999
Walmart, Inc. Senior Notes 5.63% due 04/15/2041	939,000	1,115,149

		5,303,798

Retail-Drug Store — 0.3%
Walgreens Boots Alliance, Inc. Senior Notes 3.45% due 06/01/2026	1,391,000	1,366,374

Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 4.75% due 05/15/2046	1,000,000	993,721
AT&T, Inc. Senior Notes 6.00% due 08/15/2040	864,000	973,588
AT&T, Inc. Senior Notes 6.38% due 03/01/2041	710,000	854,134
Verizon Communications, Inc. Senior Notes 1.45% due 03/20/2026	2,000,000	1,834,450
Verizon Communications, Inc. Senior Notes 3.38% due 02/15/2025	2,500,000	2,497,956

		7,153,849

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 5.95% due 02/14/2049	1,000,000	979,127

Toys — 0.4%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	2,000,000	1,901,765

Transport-Rail — 0.6%
CSX Corp. Senior Notes 3.80% due 03/01/2028	3,000,000	2,983,239

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 3.10% due 08/05/2029	1,500,000	1,394,000

Total U.S. Corporate Bonds & Notes (cost $185,530,340)		173,528,247

FOREIGN CORPORATE BONDS & NOTES — 4.3%
Aerospace/Defense — 0.2%
Embraer Netherlands Finance BV Company Guar. Notes 5.40% due 02/01/2027	1,000,000	966,010

Banks-Commercial — 0.2%
Cooperatieve Rabobank UA Senior Notes 3.38% due 05/21/2025	1,264,000	1,256,873

Banks-Money Center — 0.2%
Lloyds Bank PLC Company Guar. Notes 3.50% due 05/14/2025	1,101,000	1,089,199

Cellular Telecom — 0.2%
Vodafone Group PLC Senior Notes 5.00% due 05/30/2038	1,000,000	995,694

Diversified Banking Institutions — 0.5%
Barclays PLC Sub. Notes 5.20% due 05/12/2026	1,000,000	1,012,560
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/2037	793,000	891,772
Natwest Group PLC Senior Notes 5.08% due 01/27/2030	1,000,000	1,017,740

		2,922,072

Diversified Manufacturing Operations — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,000,000	979,621

E-Commerce/Products — 0.3%
Alibaba Group Holding, Ltd. Senior Notes 4.20% due 12/06/2047	1,000,000	837,268
Alibaba Group Holding, Ltd. Senior Notes 4.50% due 11/28/2034	1,000,000	946,297

		1,783,565

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 2.38% due 06/12/2022	2,000,000	2,001,705

Medical-Generic Drugs — 0.2%
Allergan Funding SCS Company Guar. Notes 3.85% due 06/15/2024	250,000	247,433
Allergan Funding SCS Company Guar. Notes 4.55% due 03/15/2035	1,000,000	920,863

		1,168,296

Metal-Iron — 0.3%
Vale Overseas, Ltd. Company Guar. Notes 6.25% due 08/10/2026	1,500,000	1,578,300

Oil Companies-Integrated — 0.4%
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	1,000,000	971,300

Shell International Finance BV Company Guar. Notes 6.38% due 12/15/2038	1,000,000	1,225,212

		2,196,512

Oil-Field Services — 0.5%
Schlumberger Investment SA Company Guar. Notes 3.65% due 12/01/2023	2,500,000	2,517,692

Pipelines — 0.6%
Enbridge, Inc. Company Guar. Notes 3.13% due 11/15/2029	1,500,000	1,385,493
TransCanada PipeLines, Ltd. Senior Notes 6.20% due 10/15/2037	1,500,000	1,687,506

		3,072,999

Transport-Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.45% due 05/01/2050	1,000,000	717,803

Total Foreign Corporate Bonds & Notes (cost $25,736,603)		23,246,341

U.S. GOVERNMENT AGENCIES — 3.9%
Federal Home Loan Bank — 1.7%
0.13% due 06/02/2023	2,000,000	1,953,540
1.50% due 08/15/2024	1,500,000	1,457,524
2.00% due 09/09/2022	1,000,000	1,002,750
2.50% due 12/09/2022	1,000,000	1,004,169
2.88% due 09/13/2024	1,000,000	1,001,870
5.50% due 07/15/2036	2,000,000	2,442,290

		8,862,143

Federal Home Loan Mtg. Corp. — 1.0%
zero coupon due 12/14/2029	2,200,000	1,726,515
0.38% due 07/21/2025	2,000,000	1,846,065
0.38% due 09/23/2025	2,000,000	1,835,901

		5,408,481

Federal National Mtg. Assoc. — 1.0%
0.50% due 06/17/2025	2,000,000	1,856,934
0.50% due 11/07/2025	2,000,000	1,837,946
0.63% due 04/22/2025	2,000,000	1,872,233

		5,567,113

Tennessee Valley Authority — 0.2%
4.88% due 01/15/2048	1,000,000	1,185,312

Total U.S. Government Agencies (cost $21,466,809)		21,023,049

U.S. GOVERNMENT TREASURIES — 54.2%
United States Treasury Bonds — 11.3%
1.13% due 05/15/2040	2,000,000	1,445,469
1.13% due 08/15/2040	2,000,000	1,438,203
1.25% due 05/15/2050	3,000,000	2,010,000
1.38% due 11/15/2040	2,000,000	1,500,781
1.38% due 08/15/2050	2,000,000	1,383,281
1.63% due 11/15/2050	2,000,000	1,477,109
1.88% due 02/15/2041	2,000,000	1,637,266
1.88% due 02/15/2051	2,000,000	1,575,000
2.00% due 08/15/2051	2,000,000	1,623,750
2.25% due 05/15/2041	2,000,000	1,737,578
2.25% due 08/15/2046	1,000,000	847,344
2.25% due 08/15/2049	1,500,000	1,287,656
2.50% due 02/15/2046	1,000,000	890,078
2.50% due 05/15/2046	652,000	580,178
2.75% due 08/15/2042	2,000,000	1,870,391
2.75% due 11/15/2042	1,800,000	1,680,469
2.75% due 08/15/2047	2,000,000	1,876,719
2.75% due 11/15/2047	1,500,000	1,408,301
2.88% due 05/15/2043	1,089,000	1,035,656
2.88% due 08/15/2045	1,027,000	976,252
2.88% due 11/15/2046	744,000	711,043
3.00% due 11/15/2044	1,275,000	1,236,003
3.00% due 05/15/2045	1,150,000	1,115,994
3.00% due 11/15/2045	1,037,000	1,008,928
3.00% due 05/15/2047	1,500,000	1,469,414
3.00% due 02/15/2048	2,000,000	1,973,516
3.00% due 08/15/2048	2,000,000	1,975,781
3.00% due 02/15/2049	1,500,000	1,494,844
3.13% due 02/15/2043	1,428,000	1,414,557
3.13% due 08/15/2044	1,351,000	1,337,173
3.13% due 05/15/2048	2,000,000	2,025,156
3.38% due 05/15/2044	1,498,000	1,542,764
3.63% due 08/15/2043	535,000	572,095
3.63% due 02/15/2044	1,567,000	1,676,690
3.75% due 11/15/2043	1,685,000	1,835,268
4.38% due 11/15/2039	1,000,000	1,182,148
4.63% due 02/15/2040	2,015,000	2,458,143
4.75% due 02/15/2041	1,751,000	2,164,468
5.38% due 02/15/2031	2,000,000	2,385,078
5.50% due 08/15/2028	2,000,000	2,290,547

		60,151,091

United States Treasury Notes — 42.9%
0.13% due 12/31/2022	2,000,000	1,978,672
0.13% due 01/31/2023	2,000,000	1,974,375
0.13% due 02/28/2023	2,000,000	1,969,844
0.13% due 03/31/2023	2,000,000	1,965,391
0.13% due 04/30/2023	2,000,000	1,960,391
0.13% due 05/15/2023	2,000,000	1,958,281
0.13% due 05/31/2023	2,000,000	1,955,859
0.13% due 09/15/2023	1,000,000	969,141
0.13% due 01/15/2024	2,000,000	1,917,578
0.13% due 02/15/2024	2,000,000	1,912,734
0.25% due 04/15/2023	2,000,000	1,965,234
0.25% due 06/15/2023	2,000,000	1,956,250
0.25% due 09/30/2023	2,000,000	1,938,750
0.25% due 11/15/2023	2,000,000	1,931,641
0.25% due 03/15/2024	2,000,000	1,912,344
0.25% due 05/15/2024	2,000,000	1,902,578
0.25% due 06/15/2024	2,000,000	1,897,422
0.25% due 05/31/2025	2,000,000	1,845,078
0.25% due 06/30/2025	2,000,000	1,840,859
0.25% due 07/31/2025	2,000,000	1,835,781

0.25% due 08/31/2025	1,000,000	915,820
0.25% due 09/30/2025	2,000,000	1,827,422
0.25% due 10/31/2025	2,000,000	1,823,359
0.38% due 04/15/2024	2,000,000	1,912,031
0.38% due 09/15/2024	2,000,000	1,888,359
0.38% due 04/30/2025	1,000,000	928,672
0.38% due 07/31/2027	2,000,000	1,753,047
0.38% due 09/30/2027	2,000,000	1,744,609
0.50% due 03/15/2023	1,000,000	987,227
0.50% due 03/31/2025	2,000,000	1,868,438
0.50% due 02/28/2026	2,000,000	1,824,375
0.50% due 04/30/2027	3,000,000	2,663,437
0.50% due 05/31/2027	2,000,000	1,771,016
0.50% due 06/30/2027	2,000,000	1,767,578
0.50% due 08/31/2027	1,500,000	1,319,941
0.50% due 10/31/2027	2,000,000	1,752,891
0.63% due 05/15/2030	2,000,000	1,675,391
0.63% due 08/15/2030	2,000,000	1,666,875
0.75% due 03/31/2026	2,000,000	1,839,219
0.75% due 04/30/2026	2,000,000	1,836,172
0.75% due 08/31/2026	4,000,000	3,646,250
0.75% due 01/31/2028	1,000,000	883,945
0.88% due 11/15/2030	2,000,000	1,696,797
1.00% due 07/31/2028	2,000,000	1,777,578
1.13% due 02/29/2028	2,000,000	1,806,250
1.13% due 08/31/2028	2,000,000	1,789,297
1.13% due 02/15/2031	2,000,000	1,728,047
1.25% due 07/31/2023	1,500,000	1,479,668
1.25% due 08/31/2024	2,000,000	1,930,313
1.25% due 03/31/2028	2,000,000	1,815,547
1.25% due 04/30/2028	2,000,000	1,813,359
1.25% due 08/15/2031	1,000,000	867,188
1.38% due 02/15/2023	2,000,000	1,992,109
1.38% due 06/30/2023	1,500,000	1,484,414
1.38% due 08/31/2023	1,500,000	1,479,551
1.38% due 08/31/2026	1,500,000	1,405,605
1.50% due 03/31/2023	1,000,000	995,195
1.50% due 09/30/2024	2,000,000	1,939,141
1.50% due 10/31/2024	2,000,000	1,935,937
1.50% due 11/30/2024	2,000,000	1,933,672
1.50% due 08/15/2026	2,181,000	2,054,229
1.50% due 02/15/2030	2,000,000	1,806,250
1.63% due 11/15/2022	1,500,000	1,500,820
1.63% due 04/30/2023	1,500,000	1,492,207
1.63% due 05/31/2023	1,500,000	1,490,332
1.63% due 02/15/2026	2,186,000	2,083,787
1.63% due 05/15/2026	2,233,000	2,122,048
1.63% due 09/30/2026	1,000,000	945,703
1.63% due 08/15/2029	2,300,000	2,107,285
1.63% due 05/15/2031	2,000,000	1,799,922
1.75% due 09/30/2022	2,000,000	2,003,516
1.75% due 01/31/2023	2,000,000	1,998,516
1.75% due 05/15/2023	1,500,000	1,493,496
1.75% due 07/31/2024	2,000,000	1,956,016
1.75% due 12/31/2026	1,070,000	1,015,288
1.75% due 11/15/2029	2,000,000	1,845,703
1.88% due 09/30/2022	2,000,000	2,004,687
1.88% due 10/31/2022	2,000,000	2,004,297
1.88% due 08/31/2024	2,000,000	1,958,047
1.88% due 06/30/2026	1,000,000	959,219
1.88% due 07/31/2026	2,000,000	1,916,875
2.00% due 10/31/2022	3,500,000	3,509,434
2.00% due 11/30/2022	2,000,000	2,004,609
2.00% due 02/15/2023	2,000,000	2,001,484
2.00% due 05/31/2024	2,000,000	1,970,781
2.00% due 06/30/2024	3,000,000	2,953,359
2.00% due 02/15/2025	1,332,000	1,301,198
2.00% due 08/15/2025	3,217,000	3,125,391
2.00% due 11/15/2026	2,455,000	2,355,937
2.13% due 12/31/2022	2,000,000	2,004,922
2.13% due 03/31/2024	3,500,000	3,463,770
2.13% due 09/30/2024	2,000,000	1,967,969
2.13% due 11/30/2024	2,000,000	1,963,828
2.13% due 05/15/2025	2,820,000	2,757,321
2.25% due 10/31/2024	3,000,000	2,957,344
2.25% due 11/15/2024	1,352,000	1,332,143
2.25% due 12/31/2024	1,000,000	984,531
2.25% due 11/15/2025	2,742,000	2,680,412
2.25% due 03/31/2026	3,000,000	2,924,648
2.25% due 02/15/2027	2,000,000	1,938,594
2.25% due 08/15/2027	2,000,000	1,932,109
2.25% due 11/15/2027	3,000,000	2,893,359
2.38% due 08/15/2024	1,221,000	1,209,076
2.38% due 04/30/2026	1,000,000	979,336
2.38% due 05/15/2027	1,000,000	974,102
2.38% due 05/15/2029	2,500,000	2,411,328
2.50% due 03/31/2023	2,000,000	2,007,969
2.50% due 08/15/2023	1,000,000	1,001,367
2.50% due 01/31/2024	1,400,000	1,396,664
2.50% due 05/15/2024	1,220,000	1,214,853
2.50% due 01/31/2025	3,000,000	2,971,992
2.63% due 12/31/2023	2,000,000	2,001,641
2.63% due 02/15/2029	2,700,000	2,647,582
2.75% due 04/30/2023	1,900,000	1,911,133
2.75% due 07/31/2023	2,000,000	2,009,297
2.75% due 08/31/2023	1,000,000	1,004,063
2.75% due 02/28/2025	2,000,000	1,993,672
2.75% due 08/31/2025	1,000,000	994,844
2.75% due 02/15/2028	2,000,000	1,978,672
2.88% due 04/30/2025	2,000,000	1,999,531
2.88% due 05/15/2028	2,000,000	1,990,859
2.88% due 08/15/2028	2,500,000	2,487,988
3.13% due 11/15/2028	3,000,000	3,030,469

		229,551,769

Total U.S. Government Treasuries (cost $305,680,745)		289,702,860

EXCHANGE-TRADED FUNDS — 3.5%
iShares 20+ Year Treasury Bond ETF	14,200	1,696,190
iShares 7-10 Year Treasury Bond ETF	9,900	1,017,819
iShares 1-3 Year Treasury Bond ETF	44,300	3,672,470
iShares 10-20 Year Treasury Bond ETF	1,400	173,516
iShares 3-7 Year Treasury Bond ETF	33,000	3,945,150
iShares iBoxx$ Investment Grade Corporate Bond ETF	73,800	8,309,880

Total Exchange-Traded Funds (cost $21,078,686)		18,815,025

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Insurance-Multi-line — 0.2%
Aegon NV 5.50% due 04/11/2048	500,000	512,055
Allstate Corp. 5.75% due 08/15/2053	500,000	485,075

Total Preferred Securities/Capital Securities (cost $990,377)		997,130

Total Long-Term Investment Securities (cost $560,483,560)		527,312,652

REPURCHASE AGREEMENTS — 0.7%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $3,714,000 and collateralized by $5,208,700 of United States Treasury Bonds, bearing interest at 1.13% due 08/15/2040 and having an approximate value of $3,788,327 (cost $3,714,000)	$3,714,000	3,714,000

TOTAL INVESTMENTS (cost $564,197,560)	99.3%	531,026,652
Other assets less liabilities	0.7	3,549,746

NET ASSETS	100.0%	$534,576,398

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$173,528,247	$—	$173,528,247
Foreign Corporate Bonds & Notes	—	23,246,341	—	23,246,341
U.S. Government Agencies	—	21,023,049	—	21,023,049
U.S. Government Treasuries	—	289,702,860	—	289,702,860
Exchange-Traded Funds	18,815,025	—	—	18,815,025
Preferred Securities/Capital Securities	—	997,130	—	997,130
Repurchase Agreements	—	3,714,000	—	3,714,000

Total Investments at Value	$18,815,025	$512,211,627	$—	$531,026,652

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Fixed Income Intermediate Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
U.S. CORPORATE BONDS & NOTES — 29.5%
Aerospace/Defense — 1.0%
General Dynamics Corp. Company Guar. Notes 3.75% due 05/15/2028	$2,000,000	$1,994,357
Raytheon Technologies Corp. Senior Notes 3.50% due 03/15/2027	3,000,000	2,962,683

		4,957,040

Airlines — 0.6%
Southwest Airlines Co. Senior Notes 5.13% due 06/15/2027	3,000,000	3,112,740

Applications Software — 0.6%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	1,300,000	1,303,425
Roper Technologies, Inc. Senior Notes 1.75% due 02/15/2031	2,000,000	1,616,919

		2,920,344

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.25% due 09/20/2022	900,000	901,337

Auto/Truck Parts & Equipment-Original — 0.5%
Lear Corp. Senior Notes 3.50% due 05/30/2030	1,500,000	1,375,632
Lear Corp. Senior Notes 3.80% due 09/15/2027	1,000,000	965,432

		2,341,064

Banks-Commercial — 1.0%
Discover Bank Senior Notes 2.70% due 02/06/2030	2,000,000	1,753,347
PNC Bank NA Senior Notes 2.95% due 02/23/2025	2,500,000	2,476,974
Synchrony Bank Senior Notes 3.00% due 06/15/2022	1,000,000	1,000,419

		5,230,740

Banks-Fiduciary — 0.9%
Northern Trust Corp. Senior Notes 1.95% due 05/01/2030	2,000,000	1,741,857
State Street Corp. Sub. Notes 3.10% due 05/15/2023	3,000,000	3,013,952

		4,755,809

Banks-Super Regional — 1.0%
Wells Fargo & Co. Senior Notes 1.65% due 06/02/2024	2,000,000	1,966,343
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	1,000,000	982,533
Wells Fargo & Co. Senior Notes 3.00% due 04/22/2026	1,000,000	962,608
Wells Fargo & Co. Senior Notes 3.55% due 09/29/2025	1,000,000	992,696

		4,904,180

Beverages-Non-alcoholic — 0.2%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.13% due 12/15/2023	1,000,000	1,002,074

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.46% due 07/23/2022	600,000	601,027
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 9.46% due 11/15/2022	600,000	622,044

		1,223,071

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	1,000,000	973,505

Chemicals-Diversified — 0.2%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028	1,000,000	1,032,589

Commercial Services — 0.3%
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	2,000,000	1,747,081

Computer Services — 0.2%
International Business Machines Corp. Senior Notes 2.88% due 11/09/2022	1,000,000	1,005,022

Computers — 0.8%
Apple, Inc. Senior Notes 2.05% due 09/11/2026	2,000,000	1,894,779
Apple, Inc. Senior Notes 3.35% due 02/09/2027	1,000,000	995,925
Apple, Inc. Senior Notes 3.45% due 05/06/2024	1,000,000	1,011,482

		3,902,186

Cosmetics & Toiletries — 0.4%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	2,000,000	1,824,520

Diversified Banking Institutions — 3.2%
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	2,000,000	1,995,547

Bank of America Corp. Senior Notes 3.88% due 08/01/2025	1,200,000	1,203,082
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	1,300,000	1,299,816
Citigroup, Inc. Sub. Notes 4.05% due 07/30/2022	2,000,000	2,010,744
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	1,300,000	1,299,273
Goldman Sachs Group, Inc. Senior Notes 3.50% due 11/16/2026	2,000,000	1,955,520
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	1,300,000	1,307,863
JPMorgan Chase & Co. Sub. Notes 3.88% due 09/10/2024	1,000,000	1,004,778
Morgan Stanley Senior Notes 3.63% due 01/20/2027	1,000,000	976,057
Morgan Stanley Senior Notes 3.75% due 02/25/2023	1,300,000	1,309,932
Morgan Stanley Senior Notes 4.00% due 07/23/2025	2,000,000	1,999,236

		16,361,848

Diversified Manufacturing Operations — 0.7%
3M Co. Senior Notes 2.38% due 08/26/2029	2,000,000	1,811,479
GE Capital Funding LLC Company Guar. Notes 4.40% due 05/15/2030	2,000,000	1,917,920

		3,729,399

E-Commerce/Products — 0.5%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	1,200,000	1,196,649
eBay, Inc. Senior Notes 3.45% due 08/01/2024	1,300,000	1,304,718

		2,501,367

E-Commerce/Services — 0.4%
Expedia Group, Inc. Company Guar. Notes 3.80% due 02/15/2028	2,000,000	1,906,816

Electric-Distribution — 0.6%
Connecticut Light & Power Co. 1st Mtg. Notes 3.20% due 03/15/2027	2,000,000	1,955,652
Sempra Energy Senior Notes 3.25% due 06/15/2027	1,000,000	958,901

		2,914,553

Electric-Integrated — 1.8%
Dominion Resources, Inc. Senior Notes 3.90% due 10/01/2025	1,000,000	1,006,386
DTE Energy Co. Senior Notes 2.53% due 10/01/2024	2,000,000	1,949,665
Evergy, Inc. Senior Notes 2.45% due 09/15/2024	2,000,000	1,936,282
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	3,000,000	2,586,933
Pacific Gas & Electric Co. 1st Mtg. Notes 4.55% due 07/01/2030	2,000,000	1,854,089

		9,333,355

Electronic Components-Semiconductors — 0.4%
NVIDIA Corp. Senior Notes 0.58% due 06/14/2024	2,000,000	1,904,085

Enterprise Software/Service — 0.7%
Oracle Corp. Senior Notes 1.65% due 03/25/2026	2,000,000	1,807,730
Oracle Corp. Senior Notes 2.65% due 07/15/2026	900,000	839,837
Oracle Corp. Senior Notes 3.40% due 07/08/2024	1,000,000	997,387

		3,644,954

Finance-Consumer Loans — 0.4%
Synchrony Financial Senior Notes 4.38% due 03/19/2024	2,000,000	2,017,187

Finance-Credit Card — 1.4%
American Express Co. Senior Notes 3.00% due 10/30/2024	2,000,000	1,982,679
Capital One Financial Corp. Senior Notes 3.30% due 10/30/2024	2,000,000	1,975,231
Discover Financial Services Senior Notes 3.85% due 11/21/2022	2,000,000	2,018,587
Visa, Inc. Senior Notes 3.15% due 12/14/2025	1,000,000	993,622

		6,970,119

Food-Misc./Diversified — 1.0%
Conagra Brands, Inc. Senior Notes 4.30% due 05/01/2024	1,000,000	1,012,897
General Mills, Inc. Senior Notes 3.20% due 02/10/2027	3,000,000	2,932,028
Kraft Foods Group, Inc. Company Guar. Notes 3.50% due 06/06/2022	1,000,000	1,000,510

		4,945,435

Food-Retail — 0.4%
Kroger Co. Senior Notes 4.50% due 01/15/2029	2,000,000	2,036,771

Gas-Distribution — 0.7%
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,000,000	1,871,768
Piedmont Natural Gas Co., Inc. Senior Notes 3.50% due 06/01/2029	1,000,000	949,864
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	1,000,000	887,655

		3,709,287

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 3.13% due 06/15/2026	900,000	872,564

Industrial Gases — 0.4%
Air Products and Chemicals, Inc. Senior Notes 1.85% due 05/15/2027	2,000,000	1,841,328

Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	2,000,000	1,734,511

Machinery-Farming — 0.5%
John Deere Capital Corp. Senior Notes 2.80% due 09/08/2027	1,500,000	1,443,199
John Deere Capital Corp. Senior Notes 2.80% due 07/18/2029	1,000,000	940,873

		2,384,072

Machinery-General Industrial — 0.4%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,500,000	2,194,792

Medical Products — 0.1%
Abbott Laboratories Senior Notes 3.75% due 11/30/2026	283,000	286,206

Medical-Biomedical/Gene — 0.6%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	900,000	901,310
Gilead Sciences, Inc. Senior Notes 3.65% due 03/01/2026	2,000,000	1,987,865

		2,889,175

Medical-Drugs — 1.1%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	1,500,000	1,504,103
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	800,000	795,213
Bristol-Myers Squibb Co. Senior Notes 3.45% due 11/15/2027	1,000,000	988,448
Johnson & Johnson Senior Notes 2.45% due 03/01/2026	1,000,000	973,638
Novartis Capital Corp. Company Guar. Notes 3.40% due 05/06/2024	1,200,000	1,209,216

		5,470,618

Medical-HMO — 0.6%
UnitedHealth Group, Inc. Senior Bonds 2.88% due 03/15/2023	1,000,000	1,006,100
UnitedHealth Group, Inc. Senior Notes 3.85% due 06/15/2028	2,000,000	2,004,662

		3,010,762

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	1,000,000	978,760

Oil Companies-Exploration & Production — 1.0%
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	4,000,000	3,565,980
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	2,000,000	1,658,257

		5,224,237

Oil Refining & Marketing — 0.4%
Valero Energy Corp. Senior Notes 4.00% due 04/01/2029	2,000,000	1,943,952

Pharmacy Services — 0.7%
CVS Health Corp. Senior Notes 4.00% due 12/05/2023	700,000	709,997
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	2,000,000	2,009,109

Express Scripts Holding Co. Company Guar. Notes 3.00% due 07/15/2023	1,000,000	995,378

		3,714,484

Pipelines — 0.2%
Kinder Morgan, Inc. Company Guar. Notes 3.15% due 01/15/2023	600,000	601,663
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025	500,000	517,855

		1,119,518

Real Estate Investment Trusts — 0.4%
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	2,000,000	1,812,195

Retail-Building Products — 0.4%
Home Depot, Inc. Senior Notes 3.90% due 12/06/2028	2,000,000	2,000,019

Retail-Discount — 0.2%
Walmart, Inc. Senior Notes 2.65% due 12/15/2024	1,000,000	992,855

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	700,000	701,800

Telephone-Integrated — 0.4%
Verizon Communications, Inc. Senior Notes 1.45% due 03/20/2026	2,000,000	1,834,450

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 4.00% due 01/31/2024	700,000	708,968
Philip Morris International, Inc. Senior Notes 3.60% due 11/15/2023	1,000,000	1,008,423

		1,717,391

Transport-Services — 0.3%
FedEx Corp. Company Guar. Bonds 3.40% due 02/15/2028	1,500,000	1,453,135

Web Portals/ISP — 0.2%
Alphabet, Inc. Senior Notes 2.00% due 08/15/2026	1,300,000	1,235,992

Total U.S. Corporate Bonds & Notes (cost $158,867,663)		149,221,294

FOREIGN CORPORATE BONDS & NOTES — 3.2%
Auto-Cars/Light Trucks — 0.5%
Stellantis NV Senior Notes 5.25% due 04/15/2023	2,573,000	2,616,458

Banks-Commercial — 0.4%
Bank of Montreal Senior Notes 3.30% due 02/05/2024	1,000,000	1,000,502
Credit Suisse AG Senior Notes 3.63% due 09/09/2024	1,000,000	998,398

		1,998,900

Cellular Telecom — 0.4%
Vodafone Group PLC Senior Notes 4.38% due 05/30/2028	2,000,000	2,033,487

Diversified Banking Institutions — 1.1%
Barclays PLC Senior Notes 3.65% due 03/16/2025	1,000,000	984,232
Barclays PLC Senior Notes 4.34% due 01/10/2028	2,000,000	1,953,597
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.85% due 03/01/2026	800,000	794,319
Natwest Group PLC Sub. Notes 5.13% due 05/28/2024	1,000,000	1,014,623
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	1,000,000	948,004

		5,694,775

Electronic Components-Semiconductors — 0.2%
Broadcom Corp./Broadcom Cayman Finance, Ltd. Company Guar. Notes 3.88% due 01/15/2027	1,000,000	975,337

Medical-Drugs — 0.4%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	2,000,000	1,647,671

Medical-Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.80% due 03/15/2025	600,000	589,835

Oil Companies-Integrated — 0.1%
Total Capital International SA Company Guar. Notes 3.75% due 04/10/2024	600,000	606,145

Total Foreign Corporate Bonds & Notes (cost $16,725,936)		16,162,608

U.S. GOVERNMENT AGENCIES — 8.9%
Federal Farm Credit Bank — 0.3%
0.90% due 06/15/2026	1,500,000	1,385,265

Federal Home Loan Bank — 3.1%
1.38% due 02/17/2023	2,000,000	1,992,252
1.50% due 08/15/2024	3,000,000	2,915,048
1.88% due 12/09/2022	2,000,000	2,003,145
2.13% due 06/10/2022	2,000,000	2,003,300
2.50% due 12/09/2022	1,000,000	1,004,169
2.50% due 02/13/2024	3,000,000	2,994,424
2.88% due 09/13/2024	1,000,000	1,001,870
3.25% due 11/16/2028	2,000,000	2,025,166

		15,939,374

Federal Home Loan Mtg. Corp. — 1.9%
0.25% due 06/26/2023	2,000,000	1,953,274
0.38% due 07/21/2025	2,500,000	2,307,581
0.38% due 09/23/2025	2,500,000	2,294,877
2.75% due 06/19/2023	3,000,000	3,014,695

		9,570,427

Federal National Mtg. Assoc. — 3.6%
0.25% due 07/10/2023	2,000,000	1,951,075
0.38% due 08/25/2025	2,000,000	1,840,697
0.50% due 06/17/2025	2,500,000	2,321,168
0.75% due 10/08/2027	2,000,000	1,780,271
1.63% due 10/15/2024	3,000,000	2,913,675
1.88% due 09/24/2026	2,000,000	1,912,028
2.13% due 04/24/2026	2,000,000	1,939,206
2.63% due 09/06/2024	3,500,000	3,489,833

		18,147,953

Total U.S. Government Agencies (cost $46,346,608)		45,043,019

U.S. GOVERNMENT TREASURIES — 53.7%
United States Treasury Bonds — 0.4%
5.25% due 02/15/2029	1,000,000	1,141,563
6.00% due 02/15/2026	1,000,000	1,110,117

		2,251,680

United States Treasury Notes — 53.3%
0.13% due 11/30/2022	2,000,000	1,982,969
0.13% due 12/31/2022	2,000,000	1,978,672
0.13% due 01/31/2023	2,000,000	1,974,375
0.13% due 02/28/2023	1,000,000	984,922
0.13% due 03/31/2023	2,000,000	1,965,391
0.13% due 04/30/2023	2,000,000	1,960,391
0.13% due 05/15/2023	800,000	783,313
0.13% due 05/31/2023	2,000,000	1,955,859
0.13% due 06/30/2023	2,000,000	1,950,547
0.13% due 07/15/2023	2,000,000	1,947,734
0.13% due 07/31/2023	2,000,000	1,944,922
0.13% due 08/15/2023	1,500,000	1,457,227
0.13% due 08/31/2023	2,000,000	1,939,687
0.13% due 09/15/2023	2,000,000	1,938,281
0.13% due 10/15/2023	1,000,000	966,484
0.13% due 12/15/2023	2,000,000	1,922,734
0.13% due 01/15/2024	2,000,000	1,917,578
0.13% due 02/15/2024	2,000,000	1,912,734
0.25% due 04/15/2023	2,000,000	1,965,234
0.25% due 06/15/2023	2,000,000	1,956,250
0.25% due 09/30/2023	2,000,000	1,938,750
0.25% due 11/15/2023	1,000,000	965,820
0.25% due 03/15/2024	2,000,000	1,912,344
0.25% due 05/15/2024	2,000,000	1,902,578
0.25% due 06/15/2024	2,000,000	1,897,422
0.25% due 05/31/2025	2,000,000	1,845,078
0.25% due 06/30/2025	2,000,000	1,840,859
0.25% due 07/31/2025	2,000,000	1,835,781
0.25% due 08/31/2025	2,000,000	1,831,641
0.25% due 09/30/2025	2,000,000	1,827,422
0.25% due 10/31/2025	1,000,000	911,680
0.38% due 04/15/2024	2,000,000	1,912,031
0.38% due 07/15/2024	2,000,000	1,898,437
0.38% due 04/30/2025	1,500,000	1,393,008
0.38% due 11/30/2025	2,000,000	1,827,188
0.38% due 12/31/2025	2,000,000	1,823,594
0.38% due 01/31/2026	2,000,000	1,819,219
0.38% due 07/31/2027	1,000,000	876,523
0.38% due 09/30/2027	2,000,000	1,744,609
0.50% due 03/15/2023	1,500,000	1,480,840
0.50% due 11/30/2023	2,000,000	1,936,094
0.50% due 03/31/2025	2,000,000	1,868,437
0.50% due 02/28/2026	2,000,000	1,824,375
0.50% due 04/30/2027	1,000,000	887,813
0.50% due 05/31/2027	2,000,000	1,771,016
0.50% due 06/30/2027	2,000,000	1,767,578
0.50% due 08/31/2027	1,000,000	879,961
0.50% due 10/31/2027	1,000,000	876,445
0.63% due 07/31/2026	1,500,000	1,361,895
0.63% due 03/31/2027	1,000,000	895,547
0.63% due 11/30/2027	2,000,000	1,762,188
0.63% due 12/31/2027	1,000,000	879,336
0.63% due 05/15/2030	2,000,000	1,675,391
0.63% due 08/15/2030	2,000,000	1,666,875
0.75% due 12/31/2023	2,000,000	1,939,375
0.75% due 11/15/2024	2,000,000	1,897,812
0.75% due 03/31/2026	2,000,000	1,839,219
0.75% due 04/30/2026	1,000,000	918,086
0.75% due 05/31/2026	1,000,000	916,133
0.75% due 08/31/2026	2,000,000	1,823,125
0.75% due 01/31/2028	2,000,000	1,767,891
0.88% due 06/30/2026	1,500,000	1,379,355
0.88% due 11/15/2030	2,000,000	1,696,797
1.00% due 07/31/2028	2,000,000	1,777,578
1.13% due 02/28/2027	2,000,000	1,838,750
1.13% due 02/15/2031	2,000,000	1,728,047
1.25% due 07/31/2023	1,500,000	1,479,668
1.25% due 08/31/2024	1,500,000	1,447,734
1.25% due 03/31/2028	2,000,000	1,815,547
1.25% due 04/30/2028	2,000,000	1,813,359
1.25% due 05/31/2028	2,000,000	1,810,547
1.25% due 06/30/2028	2,000,000	1,808,203
1.25% due 09/30/2028	2,000,000	1,800,781
1.25% due 08/15/2031	3,500,000	3,035,156
1.38% due 06/30/2023	2,300,000	2,276,102
1.38% due 08/31/2023	1,300,000	1,282,277
1.38% due 09/30/2023	1,300,000	1,280,449

1.38% due 08/31/2026	2,500,000	2,342,676
1.38% due 11/15/2031	4,500,000	3,935,391
1.50% due 01/15/2023	1,000,000	997,930
1.50% due 02/28/2023	1,200,000	1,195,313
1.50% due 03/31/2023	1,200,000	1,194,234
1.50% due 09/30/2024	1,500,000	1,454,355
1.50% due 10/31/2024	1,000,000	967,969
1.50% due 11/30/2024	1,000,000	966,836
1.50% due 08/15/2026	1,500,000	1,412,813
1.50% due 01/31/2027	2,000,000	1,873,906
1.50% due 02/15/2030	2,000,000	1,806,250
1.63% due 08/31/2022	1,300,000	1,301,828
1.63% due 11/15/2022	2,000,000	2,001,094
1.63% due 04/30/2023	2,000,000	1,989,609
1.63% due 05/31/2023	1,000,000	993,555
1.63% due 10/31/2023	1,000,000	987,070
1.63% due 02/15/2026	1,300,000	1,239,215
1.63% due 05/15/2026	2,400,000	2,280,750
1.63% due 09/30/2026	1,000,000	945,703
1.63% due 10/31/2026	1,000,000	945,039
1.63% due 11/30/2026	1,000,000	944,141
1.63% due 08/15/2029	4,300,000	3,939,707
1.63% due 05/15/2031	2,000,000	1,799,922
1.75% due 06/15/2022	1,000,000	1,001,488
1.75% due 07/15/2022	2,000,000	2,003,672
1.75% due 09/30/2022	1,000,000	1,001,758
1.75% due 01/31/2023	800,000	799,406
1.75% due 05/15/2023	3,300,000	3,285,691
1.75% due 06/30/2024	1,000,000	978,828
1.75% due 07/31/2024	1,000,000	978,008
1.75% due 12/31/2026	900,000	853,980
1.75% due 11/15/2029	1,000,000	922,852
1.88% due 07/31/2022	1,300,000	1,302,996
1.88% due 08/31/2022	1,200,000	1,202,719
1.88% due 09/30/2022	2,000,000	2,004,687
1.88% due 10/31/2022	2,000,000	2,004,297
1.88% due 08/31/2024	1,500,000	1,468,535
1.88% due 06/30/2026	1,000,000	959,219
1.88% due 07/31/2026	1,000,000	958,438
1.88% due 02/15/2032	2,500,000	2,285,937
2.00% due 07/31/2022	1,500,000	1,503,926
2.00% due 10/31/2022	2,000,000	2,005,391
2.00% due 11/30/2022	1,200,000	1,202,766
2.00% due 02/15/2023	1,300,000	1,300,965
2.00% due 04/30/2024	1,300,000	1,282,480
2.00% due 05/31/2024	1,300,000	1,281,008
2.00% due 06/30/2024	1,500,000	1,476,680
2.00% due 02/15/2025	1,300,000	1,269,938
2.00% due 08/15/2025	1,300,000	1,262,980
2.00% due 11/15/2026	1,300,000	1,247,543
2.13% due 06/30/2022	1,200,000	1,202,843
2.13% due 12/31/2022	1,200,000	1,202,953
2.13% due 11/30/2023	1,300,000	1,291,672
2.13% due 02/29/2024	1,200,000	1,188,891
2.13% due 03/31/2024	1,300,000	1,286,543
2.13% due 07/31/2024	1,300,000	1,281,719
2.13% due 09/30/2024	2,000,000	1,967,969
2.13% due 11/30/2024	1,000,000	981,914
2.13% due 05/15/2025	1,300,000	1,271,105
2.13% due 05/31/2026	1,000,000	969,023
2.25% due 12/31/2023	3,000,000	2,983,359
2.25% due 04/30/2024	1,100,000	1,090,547
2.25% due 10/31/2024	1,000,000	985,781
2.25% due 11/15/2024	1,300,000	1,280,906
2.25% due 12/31/2024	2,000,000	1,969,062
2.25% due 11/15/2025	1,300,000	1,270,801
2.25% due 03/31/2026	1,200,000	1,169,859
2.25% due 02/15/2027	1,300,000	1,260,086
2.25% due 08/15/2027	1,300,000	1,255,871
2.25% due 11/15/2027	2,000,000	1,928,906
2.38% due 02/29/2024	2,000,000	1,990,312
2.38% due 08/15/2024	1,300,000	1,287,305
2.38% due 04/30/2026	1,000,000	979,336
2.38% due 05/15/2027	1,300,000	1,266,332
2.38% due 05/15/2029	1,000,000	964,531
2.50% due 03/31/2023	1,000,000	1,003,984
2.50% due 08/15/2023	1,500,000	1,502,051
2.50% due 01/31/2024	1,100,000	1,097,379
2.50% due 05/15/2024	1,500,000	1,493,672
2.50% due 02/28/2026	600,000	590,648
2.63% due 12/31/2023	2,000,000	2,001,641
2.63% due 03/31/2025	2,000,000	1,986,094
2.63% due 12/31/2025	2,000,000	1,979,609
2.63% due 01/31/2026	2,000,000	1,978,594
2.63% due 02/15/2029	1,800,000	1,765,055
2.75% due 11/15/2023	1,300,000	1,304,063
2.75% due 02/15/2024	1,500,000	1,502,813
2.75% due 02/28/2025	2,000,000	1,993,672
2.75% due 02/15/2028	2,000,000	1,978,672
2.88% due 04/30/2025	1,500,000	1,499,648
2.88% due 05/31/2025	2,000,000	1,998,906
2.88% due 05/15/2028	2,000,000	1,990,859
2.88% due 08/15/2028	2,000,000	1,990,391
3.13% due 11/15/2028	2,000,000	2,020,312

		269,682,253

Total U.S. Government Treasuries (cost $283,356,703)		271,933,933

EXCHANGE-TRADED FUNDS — 3.4%
iShares 1-3 Year Treasury Bond ETF	58,000	4,808,200
iShares 3-7 Year Treasury Bond ETF	42,200	5,045,010
iShares 7-10 Year Treasury Bond ETF	12,200	1,254,282
iShares iBoxx$ Investment Grade Corporate Bond ETF	53,000	5,967,800

Total Exchange-Traded Funds (cost $18,601,008)		17,075,292

Total Long-Term Investment Securities (cost $523,897,918)		499,436,146

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $4,064,000 and collateralized by $2,388,800 of United States Treasury Inflation Indexed Bonds, bearing interest at 2.13% due 02/15/2041 and having an approximate value of $4,145,447 (cost $4,064,000)	$4,064,000	4,064,000

TOTAL INVESTMENTS (cost $527,961,918)	99.5%	503,500,146
Other assets less liabilities	0.5	2,615,993

NET ASSETS	100.0%	$506,116,139

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$149,221,294	$—	$149,221,294
Foreign Corporate Bonds & Notes	—	16,162,608	—	16,162,608
U.S. Government Agencies	—	45,043,019	—	45,043,019
U.S. Government Treasuries	—	271,933,933	—	271,933,933
Exchange-Traded Funds	17,075,292	—	—	17,075,292
Repurchase Agreements	—	4,064,000	—	4,064,000

Total Investments at Value	$17,075,292	$486,424,854	$—	$503,500,146

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin BW U.S. Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.1%
Advertising Agencies — 0.3%
Interpublic Group of Cos., Inc.	44,100	$1,438,542
Omnicom Group, Inc.	42,400	3,227,912

		4,666,454

Aerospace/Defense — 2.9%
General Dynamics Corp.	56,900	13,458,557
Lockheed Martin Corp.	40,400	17,457,648
Northrop Grumman Corp.	24,700	10,853,180

		41,769,385

Aerospace/Defense-Equipment — 0.5%
L3Harris Technologies, Inc.	31,200	7,246,512

Agricultural Chemicals — 0.3%
Mosaic Co.	74,900	4,675,258

Agricultural Operations — 0.9%
Archer-Daniels-Midland Co.	109,900	9,842,644
Bunge, Ltd.	27,600	3,122,112

		12,964,756

Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	22,100	1,054,170
Ralph Lauren Corp.	3,648	380,632
Tapestry, Inc.	16,700	549,764

		1,984,566

Appliances — 0.2%
Whirlpool Corp.	12,300	2,232,696

Auto-Cars/Light Trucks — 0.8%
Ford Motor Co.	771,500	10,924,440

Auto-Heavy Duty Trucks — 0.2%
PACCAR, Inc.	27,732	2,303,143

Auto/Truck Parts & Equipment-Original — 0.1%
BorgWarner, Inc.	17,200	633,476
Lear Corp.	9,300	1,189,842

		1,823,318

Banks-Commercial — 1.4%
Commerce Bancshares, Inc.	18,717	1,279,681
Cullen/Frost Bankers, Inc.	8,000	1,058,320
East West Bancorp, Inc.	22,100	1,575,730
First Horizon Corp.	63,272	1,416,028
Pinnacle Financial Partners, Inc.	5,000	387,750
Regions Financial Corp.	148,200	3,070,704
Synovus Financial Corp.	9,600	398,784
Truist Financial Corp.	206,500	9,984,275
Zions Bancorp NA	25,300	1,429,703

		20,600,975

Banks-Fiduciary — 0.6%
Bank of New York Mellon Corp.	137,000	5,762,220
Northern Trust Corp.	32,100	3,307,905

		9,070,125

Banks-Super Regional — 2.1%
Comerica, Inc.	21,500	1,760,850
Fifth Third Bancorp	109,700	4,117,041
KeyCorp	150,800	2,911,948
PNC Financial Services Group, Inc.	65,200	10,829,720
US Bancorp	230,556	11,195,799

		30,815,358

Brewery — 0.1%
Molson Coors Beverage Co., Class B	16,041	868,460

Broadcast Services/Program — 0.2%
Fox Corp., Class A	66,600	2,386,944

Building & Construction Products-Misc. — 0.1%
Owens Corning	21,600	1,964,088

Building Products-Wood — 0.2%
Masco Corp.	52,000	2,739,880

Building-Residential/Commercial — 0.9%
D.R. Horton, Inc.	72,200	5,024,398
Lennar Corp., Class A	54,600	4,176,354
NVR, Inc.†	520	2,275,629
PulteGroup, Inc.	53,000	2,213,280

		13,689,661

Cable/Satellite TV — 2.0%
Comcast Corp., Class A	707,000	28,110,320

Casino Hotels — 0.0%
Boyd Gaming Corp.	8,794	532,740

Chemicals-Diversified — 1.5%
Celanese Corp.	23,300	3,423,702
Dow, Inc.	61,600	4,096,400
DuPont de Nemours, Inc.	75,600	4,984,308
Eastman Chemical Co.	27,000	2,772,090
FMC Corp.	18,500	2,451,990
Huntsman Corp.	17,096	579,042
LyondellBasell Industries NV, Class A	25,943	2,750,736
Olin Corp.	12,303	706,192

		21,764,460

Computer Services — 1.4%
DXC Technology Co.†	16,600	476,420
Genpact, Ltd.	37,600	1,514,152
International Business Machines Corp.	130,700	17,279,847
Leidos Holdings, Inc.	10,847	1,122,773

		20,393,192

Computers — 1.0%
Dell Technologies, Inc., Class C	24,100	1,132,941
Hewlett Packard Enterprise Co.	255,800	3,941,878
HP, Inc.	255,200	9,347,976

		14,422,795

Computers-Memory Devices — 0.1%
NetApp, Inc.	18,600	1,362,450

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	19,600	1,599,948

Containers-Metal/Glass — 0.2%
Crown Holdings, Inc.	26,800	2,949,072

Containers-Paper/Plastic — 0.7%
Amcor PLC	310,600	3,683,716
Berry Global Group, Inc.†	17,500	986,125
Packaging Corp. of America	18,500	2,981,645
Sealed Air Corp.	30,900	1,984,089
WestRock Co.	22,100	1,094,613

		10,730,188

Data Processing/Management — 0.4%
Fiserv, Inc.†	51,794	5,071,668

Diagnostic Kits — 0.2%
Hologic, Inc.†	36,800	2,649,232

Dialysis Centers — 0.2%
DaVita, Inc.†	22,300	2,416,651

Distribution/Wholesale — 0.2%
LKQ Corp.	60,200	2,987,726

Diversified Banking Institutions — 8.8%
Bank of America Corp.	1,319,200	47,069,056
Goldman Sachs Group, Inc.	52,400	16,007,676
JPMorgan Chase & Co.	425,800	50,823,488
Morgan Stanley	149,500	12,048,205

		125,948,425

Diversified Manufacturing Operations — 0.6%
Parker-Hannifin Corp.	20,000	5,416,400
Textron, Inc.	45,200	3,130,100

		8,546,500

E-Commerce/Products — 0.5%
eBay, Inc.	136,500	7,087,080

Electric-Integrated — 4.9%
Alliant Energy Corp.	38,700	2,275,947
Dominion Energy, Inc.	124,700	10,180,508
Duke Energy Corp.	64,600	7,116,336
Edison International	55,300	3,804,087
Entergy Corp.	31,200	3,708,120
Evergy, Inc.	35,500	2,408,675
Eversource Energy	50,100	4,378,740
Exelon Corp.	193,200	9,037,896
FirstEnergy Corp.	83,900	3,633,709
OGE Energy Corp.	15,978	618,029
Pinnacle West Capital Corp.	8,994	640,373
PPL Corp.	109,800	3,108,438
Public Service Enterprise Group, Inc.	104,500	7,279,470
Southern Co.	163,800	12,021,282

		70,211,610

Electronic Components-Misc. — 0.2%
Jabil, Inc.	29,800	1,720,354
Sensata Technologies Holding PLC†	21,700	985,397

		2,705,751

Electronic Components-Semiconductors — 0.4%
Micron Technology, Inc.	89,237	6,085,071

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	14,700	1,732,542

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	16,600	1,212,298

Enterprise Software/Service — 3.0%
Oracle Corp.	581,800	42,704,120

Finance-Auto Loans — 0.3%
Ally Financial, Inc.	57,700	2,305,692
Credit Acceptance Corp.†	2,600	1,332,500

		3,638,192

Finance-Credit Card — 2.4%
American Express Co.	119,700	20,912,787
Capital One Financial Corp.	70,400	8,773,248
Discover Financial Services	45,400	5,105,684

		34,791,719

Finance-Investment Banker/Broker — 0.1%
Jefferies Financial Group, Inc.	41,600	1,279,616

Finance-Other Services — 0.1%
SEI Investments Co.	22,400	1,248,128

Food-Confectionery — 0.2%
J.M. Smucker Co.	16,800	2,300,424

Food-Meat Products — 0.3%
Tyson Foods, Inc., Class A	45,500	4,238,780

Food-Misc./Diversified — 1.4%
Campbell Soup Co.	24,069	1,136,538
Conagra Brands, Inc.	35,963	1,256,188
General Mills, Inc.	93,500	6,613,255
Kellogg Co.	49,600	3,397,600
Kraft Heinz Co.	189,000	8,057,070

		20,460,651

Food-Retail — 0.4%
Kroger Co.	115,100	6,210,796

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	17,900	685,570

Funeral Services & Related Items — 0.2%
Service Corp. International	34,600	2,270,106

Gold Mining — 0.6%
Newmont Corp.	116,600	8,494,310

Independent Power Producers — 0.2%
NRG Energy, Inc.	35,900	1,288,810
Vistra Corp.	70,500	1,763,910

		3,052,720

Insurance Brokers — 0.3%
Willis Towers Watson PLC	20,000	4,297,200

Insurance-Life/Health — 1.5%
Aflac, Inc.	108,300	6,203,424
Equitable Holdings, Inc.	68,100	1,963,323
Globe Life, Inc.	14,200	1,392,736
Lincoln National Corp.	29,900	1,798,485
Principal Financial Group, Inc.	42,400	2,889,136
Prudential Financial, Inc.	60,900	6,608,259
Voya Financial, Inc.	20,600	1,300,684

		22,156,047

Insurance-Multi-line — 2.8%
Allstate Corp.	46,600	5,896,764
American Financial Group, Inc.	13,200	1,827,936
Chubb, Ltd.	69,300	14,306,985
Cincinnati Financial Corp.	24,900	3,054,234
Hartford Financial Services Group, Inc.	55,600	3,888,108
Loews Corp.	41,200	2,589,008
MetLife, Inc.	138,700	9,109,816

		40,672,851

Insurance-Property/Casualty — 1.8%
Arch Capital Group, Ltd.†	61,900	2,826,973
Assurant, Inc.	9,100	1,655,108
Fidelity National Financial, Inc.	43,800	1,744,116
First American Financial Corp.	17,200	1,002,932
Markel Corp.†	1,920	2,598,298
Old Republic International Corp.	31,200	686,712
Travelers Cos., Inc.	72,000	12,316,320

WR Berkley Corp.	41,425	2,754,348

		25,584,807

Insurance-Reinsurance — 0.2%
Everest Re Group, Ltd.	7,100	1,950,441
Reinsurance Group of America, Inc.	5,343	573,411
RenaissanceRe Holdings, Ltd.	6,800	975,936

		3,499,788

Internet Security — 0.1%
NortonLifeLock, Inc.	80,800	2,023,232

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	17,500	4,646,075
Raymond James Financial, Inc.	31,650	3,084,609

		7,730,684

Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	8,900	822,716

Machinery-Farming — 1.3%
AGCO Corp.	5,900	751,660
Deere & Co.	47,900	18,084,645

		18,836,305

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	19,200	4,613,376
Quest Diagnostics, Inc.	26,800	3,586,912

		8,200,288

Medical Products — 0.1%
Henry Schein, Inc.†	21,500	1,743,650

Medical-Biomedical/Gene — 2.4%
Amgen, Inc.	44,800	10,446,912
Bio-Rad Laboratories, Inc., Class A†	5,100	2,611,506
Gilead Sciences, Inc.	183,200	10,871,088
Regeneron Pharmaceuticals, Inc.†	16,400	10,809,404

		34,738,910

Medical-Drugs — 10.8%
AbbVie, Inc.	258,100	37,909,728
Bristol-Myers Squibb Co.	178,300	13,420,641
Johnson & Johnson	383,919	69,282,023
Merck & Co., Inc.	390,800	34,660,052

		155,272,444

Medical-HMO — 2.2%
Anthem, Inc.	49,000	24,594,570
Centene Corp.†	85,200	6,862,860

		31,457,430

Medical-Hospitals — 1.1%
HCA Healthcare, Inc.	66,800	14,331,940
Universal Health Services, Inc., Class B	15,400	1,886,962

		16,218,902

Medical-Wholesale Drug Distribution — 1.2%
AmerisourceBergen Corp.	40,500	6,127,245
Cardinal Health, Inc.	21,707	1,260,091
McKesson Corp.	31,900	9,876,559

		17,263,895

Metal-Copper — 0.3%
Freeport-McMoRan, Inc.	116,440	4,721,642

Networking Products — 2.2%
Cisco Systems, Inc.	650,600	31,866,388

Oil Companies-Exploration & Production — 1.4%
APA Corp.	52,800	2,161,104
EOG Resources, Inc.	115,700	13,509,132
Marathon Oil Corp.	113,870	2,837,640
Ovintiv, Inc.	38,200	1,955,458

		20,463,334

Oil Companies-Integrated — 5.0%
Chevron Corp.	102,733	16,095,179
Exxon Mobil Corp.	653,100	55,676,775

		71,771,954

Oil Refining & Marketing — 0.5%
Valero Energy Corp.	63,300	7,056,684

Paper & Related Products — 0.1%
International Paper Co.	31,500	1,457,820

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	11,300	829,307

Pharmacy Services — 2.2%
Cigna Corp.	53,300	13,153,374
CVS Health Corp.	192,845	18,538,190

		31,691,564

Pipelines — 0.7%
Kinder Morgan, Inc.	349,600	6,345,240
ONEOK, Inc.	65,000	4,116,450

		10,461,690

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	26,499	2,200,477
Jones Lang LaSalle, Inc.†	10,000	2,187,300

		4,387,777

Recreational Vehicles — 0.1%
Brunswick Corp.	15,300	1,156,833

Rental Auto/Equipment — 0.4%
AMERCO	3,600	1,927,728
United Rentals, Inc.†	11,100	3,513,372

		5,441,100

Retail-Auto Parts — 1.1%
AutoZone, Inc.†	3,500	6,844,145
Genuine Parts Co.	28,500	3,706,425
O’Reilly Automotive, Inc.†	7,820	4,743,221

		15,293,791

Retail-Automobile — 0.2%
AutoNation, Inc.†	17,300	2,005,243
Penske Automotive Group, Inc.	12,400	1,299,768

		3,305,011

Retail-Building Products — 2.0%
Lowe’s Cos., Inc.	144,900	28,651,077

Retail-Discount — 1.7%
BJ’s Wholesale Club Holdings, Inc.†	21,000	1,351,350
Target Corp.	99,300	22,704,945

		24,056,295

Retail-Drug Store — 0.4%
Walgreens Boots Alliance, Inc.	132,900	5,634,960

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	11,800	1,539,664

Retail-Misc./Diversified — 0.1%
Bath & Body Works, Inc.	17,547	928,061

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	23,133	559,125

Retail-Restaurants — 0.1%
Darden Restaurants, Inc.	9,600	1,264,608

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	9,300	896,706

Semiconductor Components-Integrated Circuits — 0.9%
QUALCOMM, Inc.	94,500	13,200,705

Semiconductor Equipment — 0.4%
KLA Corp.	12,600	4,022,676
Teradyne, Inc.	13,500	1,423,710

		5,446,386

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	6,200	1,318,988

Steel-Producers — 1.1%
Nucor Corp.	59,600	9,224,888
Reliance Steel & Aluminum Co.	12,600	2,497,950
Steel Dynamics, Inc.	41,700	3,575,775

		15,298,613

Television — 0.0%
Nexstar Media Group, Inc., Class A	3,100	491,102

Tobacco — 2.8%
Altria Group, Inc.	284,900	15,831,893
Philip Morris International, Inc.	240,700	24,070,000

		39,901,893

Tools-Hand Held — 0.2%
Snap-on, Inc.	10,700	2,273,643

Transport-Services — 1.6%
C.H. Robinson Worldwide, Inc.	18,900	2,006,235
Expeditors International of Washington, Inc.	24,700	2,447,029
United Parcel Service, Inc., Class B	106,600	19,185,868

		23,639,132

Transport-Truck — 0.1%
Knight-Swift Transportation Holdings, Inc.	25,800	1,235,562

Water — 0.1%
Essential Utilities, Inc.	33,100	1,481,556

Total Common Stocks
(cost $1,134,172,793)		1,410,862,990

EXCHANGE-TRADED FUNDS — 1.4%
iShares Russell 1000 Value ETF (cost $20,658,248)	128,500	20,101,255

Total Long-Term Investment Securities
(cost $1,154,831,041)		1,430,964,245

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(1) (cost $8,933,745)	8,933,745	8,933,745

TOTAL INVESTMENTS
(cost $1,163,764,786)	100.1%	1,439,897,990
Liabilities in excess of other assets	(0.1)	(1,476,002)

NET ASSETS	100.0%	$1,438,421,988

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2022.

ETF — Exchange-Traded Fund

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,410,862,990	$—	$—	$1,410,862,990
Exchange-Traded Funds	20,101,255	—	—	20,101,255
Short-Term Investment Securities	8,933,745	—	—	8,933,745

Total Investments at Value	$1,439,897,990	$—	$—	$1,439,897,990

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Small Company Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.2%
Apparel Manufacturers — 0.5%
Carter’s, Inc.	20,939	$1,763,901

Applications Software — 0.0%
Loyalty Ventures, Inc.†	2,326	29,749

Auto-Heavy Duty Trucks — 0.3%
REV Group, Inc.	91,312	1,088,439

Auto/Truck Parts & Equipment-Original — 0.5%
Adient PLC†	46,853	1,599,561

Banks-Commercial — 9.4%
Atlantic Union Bankshares Corp.	101,912	3,442,587
Camden National Corp.	38,198	1,709,361
Columbia Banking System, Inc.	192,197	5,396,892
First Interstate BancSystem, Inc., Class A	57,604	1,873,282
First of Long Island Corp.	125,291	2,102,383
German American Bancorp, Inc.	57,258	2,009,756
Peoples Bancorp, Inc.	70,483	1,932,644
South State Corp.	81,267	6,293,316
TriCo Bancshares	69,328	2,603,266
Washington Trust Bancorp, Inc.	59,839	2,808,843

		30,172,330

Building & Construction Products-Misc. — 2.1%
Summit Materials, Inc., Class A†	241,229	6,706,166

Building Products-Doors & Windows — 1.5%
Apogee Enterprises, Inc.	68,590	3,017,960
Masonite International Corp.†	22,495	1,743,812

		4,761,772

Building Products-Wood — 2.1%
UFP Industries, Inc.	85,806	6,638,810

Building-Heavy Construction — 1.6%
Great Lakes Dredge & Dock Corp.†	308,550	4,261,075
Primoris Services Corp.	35,189	815,681

		5,076,756

Building-Mobile Home/Manufactured Housing — 0.1%
LCI Industries	3,122	303,833

Building-Residential/Commercial — 0.8%
Century Communities, Inc.	11,847	624,574
M/I Homes, Inc.†	14,901	659,816
Meritage Homes Corp.†	7,649	631,425
Taylor Morrison Home Corp.†	23,005	602,501

		2,518,316

Chemicals-Specialty — 5.2%
Ashland Global Holdings, Inc.	76,746	8,056,028
Elementis PLC†	1,952,052	2,947,231
Minerals Technologies, Inc.	91,569	5,824,704

		16,827,963

Computer Software — 1.5%
Software AG	157,380	4,887,029

Computers-Integrated Systems — 3.0%
NetScout Systems, Inc.†	310,256	9,555,885

Consulting Services — 1.1%
ICF International, Inc.	34,459	3,404,894
QinetiQ Group PLC	3,844	16,531

		3,421,425

Distribution/Wholesale — 3.4%
Avient Corp.	135,224	6,658,430
Univar Solutions, Inc.†	146,717	4,272,399

		10,930,829

Electric-Integrated — 2.5%
Black Hills Corp.	81,869	5,996,085
IDACORP, Inc.	20,321	2,137,363

		8,133,448

Electronic Components-Misc. — 4.4%
Benchmark Electronics, Inc.	171,903	4,084,415
CTS Corp.	34,115	1,206,648
Knowles Corp.†	487,065	9,020,444

		14,311,507

Energy-Alternate Sources — 1.5%
Green Plains, Inc.†	171,998	4,827,984

Engineering/R&D Services — 0.9%
Stantec, Inc.	63,467	2,913,361

Enterprise Software/Service — 2.3%
ACI Worldwide, Inc.†	265,051	7,320,709

Finance-Credit Card — 1.2%
Bread Financial Holdings Inc.	68,721	3,765,911

Finance-Mortgage Loan/Banker — 0.2%
Enact Holdings, Inc.	29,386	692,922

Food-Meat Products — 0.8%
Maple Leaf Foods, Inc.	114,719	2,526,292

Food-Misc./Diversified — 2.0%
Glanbia PLC	542,719	6,509,248

Hotels/Motels — 3.4%
Dalata Hotel Group PLC†	806,865	3,687,012
Hilton Grand Vacations, Inc.†	157,136	7,358,679

		11,045,691

Insurance-Life/Health — 1.3%
CNO Financial Group, Inc.	175,412	4,234,446

Insurance-Property/Casualty — 7.2%
Hanover Insurance Group, Inc.	63,699	9,352,287
Horace Mann Educators Corp.	166,464	6,633,590
Old Republic International Corp.	106,061	2,334,403
Selective Insurance Group, Inc.	59,552	4,904,703

		23,224,983

Lasers-System/Components — 0.7%
II-VI, Inc.†	36,114	2,210,538

Machinery-Construction & Mining — 0.4%
Astec Industries, Inc.	18,679	730,349
Terex Corp.	18,122	616,148

		1,346,497

Machinery-Electrical — 0.7%
Regal Rexnord Corp.	17,037	2,167,788

Machinery-Material Handling — 0.1%
Columbus McKinnon Corp.	9,904	351,097

Medical Products — 3.3%
Envista Holdings Corp.†	114,265	4,527,179
Integer Holdings Corp.†	80,867	6,078,773

		10,605,952

Medical-Drugs — 0.6%
Mirum Pharmaceuticals, Inc.†	60,496	1,438,595
Rhythm Pharmaceuticals, Inc.†	93,247	583,726

		2,022,321

Metal Processors & Fabrication — 1.8%
Timken Co.	100,640	5,800,890

Oil Companies-Exploration & Production — 3.0%
Crescent Point Energy Corp.	1,401,722	9,711,070

Oil Field Machinery & Equipment — 0.1%
Natural Gas Services Group, Inc.†	36,814	452,076

Oil-Field Services — 4.4%
Hunting PLC	573,560	2,073,731
NexTier Oilfield Solutions, Inc.†	521,242	5,749,299
TechnipFMC PLC†	903,917	6,255,106

		14,078,136

Real Estate Investment Trusts — 2.8%
Alexander & Baldwin, Inc.	97,997	2,077,536
Highwoods Properties, Inc.	45,216	1,846,621
Sunstone Hotel Investors, Inc.†	425,738	5,215,291

		9,139,448

Real Estate Management/Services — 0.7%
Cushman & Wakefield PLC†	121,132	2,168,263

Real Estate Operations & Development — 3.0%
McGrath RentCorp	115,210	9,615,427

Recreational Vehicles — 0.5%
Brunswick Corp.	21,524	1,627,430

Rental Auto/Equipment — 4.0%
Herc Holdings, Inc.	27,045	3,456,892
WillScot Mobile Mini Holdings Corp.†	265,716	9,326,631

		12,783,523

Retail-Apparel/Shoe — 1.0%
Children’s Place, Inc.†	67,021	3,105,083

Retail-Automobile — 0.6%
Group 1 Automotive, Inc.	10,659	1,856,158

Retail-Restaurants — 5.1%
Brinker International, Inc.†	92,612	3,364,594
Denny’s Corp.†	366,725	4,701,414
Jack in the Box, Inc.	101,226	8,377,464

		16,443,472

Savings & Loans/Thrifts — 1.1%
WSFS Financial Corp.	85,290	3,417,570

Semiconductor Equipment — 0.9%
Cohu, Inc.†	78,321	2,080,205
Onto Innovation, Inc.†	11,913	847,491

		2,927,696

Transport-Equipment & Leasing — 2.4%
Greenbrier Cos., Inc.	180,081	7,691,259

Wire & Cable Products — 0.2%
Insteel Industries, Inc.	16,614	704,766

Total Long-Term Investment Securities (cost $304,421,104)		316,015,726

SHORT-TERM INVESTMENT SECURITIES — 1.6%
Registered Investment Companies — 1.6%
State Street Institutional U.S Government Money Market Fund, Premier Class 0.29%(1) (cost $5,363,340)	5,363,340	5,363,340

TOTAL INVESTMENTS (cost $309,784,444)	99.8%	321,379,066
Other assets less liabilities	0.2	525,814

NET ASSETS	100.0%	$321,904,880

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2022.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$295,911,475	$20,104,251	**	$-	$316,015,726
Short-Term Investment Securities	5,363,340	-		-	5,363,340

Total Investments at Value	$301,274,815	$20,104,251		$-	$321,379,066

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Systematic U.S. Large Cap Value

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.0%
Aerospace/Defense — 0.7%
Lockheed Martin Corp.	6,120	$2,644,574

Agricultural Chemicals — 2.3%
CF Industries Holdings, Inc.	44,608	4,319,393
Mosaic Co.	75,675	4,723,633

		9,043,026

Agricultural Operations — 0.8%
Bunge, Ltd.	27,011	3,055,484

Apparel Manufacturers — 0.3%
Tapestry, Inc.	42,264	1,391,331

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co.	381,556	5,402,833

Banks-Commercial — 1.9%
Bank OZK	23,935	919,583
Popular, Inc.	15,171	1,183,186
Regions Financial Corp.	182,421	3,779,763
Zions Bancorp NA	29,497	1,666,876

		7,549,408

Banks-Super Regional — 3.9%
Comerica, Inc.	25,067	2,052,987
KeyCorp	185,771	3,587,238
Wells Fargo & Co.	229,937	10,032,152

		15,672,377

Beverages-Non-alcoholic — 2.0%
PepsiCo, Inc.	46,576	7,997,565

Broadcast Services/Program — 0.8%
Fox Corp., Class A	62,327	2,233,800
Fox Corp., Class B	29,367	976,159

		3,209,959

Cable/Satellite TV — 0.2%
Comcast Corp., Class A	24,473	973,046

Chemicals-Diversified — 1.1%
Dow, Inc.	65,683	4,367,920

Commercial Services-Finance — 1.4%
S&P Global, Inc.	14,514	5,464,521

Computer Aided Design — 0.1%
Synopsys, Inc.†	1,463	419,574

Computer Services — 1.8%
Accenture PLC, Class A	24,609	7,391,559

Computers — 2.6%
Dell Technologies, Inc., Class C	27,113	1,274,582
Hewlett Packard Enterprise Co.	246,390	3,796,870
HP, Inc.	145,756	5,339,042

		10,410,494

Consulting Services — 0.3%
FTI Consulting, Inc.†	6,535	1,030,635

Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	3,014	485,766

Cosmetics & Toiletries — 0.1%
Procter & Gamble Co.	2,709	434,930

Data Processing/Management — 0.3%
Paychex, Inc.	8,059	1,021,317

Diagnostic Equipment — 2.5%
Thermo Fisher Scientific, Inc.	18,468	10,211,327

Diagnostic Kits — 1.1%
Hologic, Inc.†	49,914	3,593,309
Quidel Corp.†	7,329	737,444

		4,330,753

Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,538	769,046

Diversified Banking Institutions — 3.2%
Bank of America Corp.	10,272	366,505
Goldman Sachs Group, Inc.	28,570	8,727,849
JPMorgan Chase & Co.	3,105	370,613
Morgan Stanley	42,808	3,449,897

		12,914,864

Diversified Manufacturing Operations — 1.3%
3M Co.	13,480	1,944,086
A.O. Smith Corp.	6,377	372,608
Textron, Inc.	44,242	3,063,758

		5,380,452

Electric Products-Misc. — 2.2%
Emerson Electric Co.	96,889	8,737,450

Electric-Distribution — 3.9%
Consolidated Edison, Inc.	70,471	6,535,480
Sempra Energy	55,710	8,989,366

		15,524,846

Electric-Integrated — 1.6%
CMS Energy Corp.	8,286	569,165
DTE Energy Co.	38,199	5,005,597
PPL Corp.	33,418	946,064

		6,520,826

Electronic Components-Semiconductors — 1.5%
Intel Corp.	24,370	1,062,288
Micron Technology, Inc.	37,468	2,554,943
Texas Instruments, Inc.	13,201	2,247,470

		5,864,701

Electronic Measurement Instruments — 0.9%
Agilent Technologies, Inc.	6,225	742,456
Keysight Technologies, Inc.†	20,518	2,878,060

		3,620,516

Finance-Consumer Loans — 0.1%
Synchrony Financial	11,948	439,806

Finance-Credit Card — 0.7%
Discover Financial Services	26,041	2,928,571

Finance-Investment Banker/Broker — 0.3%
Jefferies Financial Group, Inc.	41,766	1,284,722

Food-Confectionery — 0.2%
Hershey Co.	4,127	931,753

Food-Misc./Diversified — 1.6%
General Mills, Inc.	88,890	6,287,190

Food-Retail — 2.0%
Kroger Co.	147,242	7,945,178

Insurance Brokers — 3.0%
Arthur J. Gallagher & Co.	16,920	2,850,851
Marsh & McLennan Cos., Inc.	57,940	9,368,898

		12,219,749

Insurance-Life/Health — 0.1%
Unum Group	14,327	437,260

Insurance-Multi-line — 1.2%
Hartford Financial Services Group, Inc.	65,878	4,606,849
MetLife, Inc.	6,115	401,633

		5,008,482

Insurance-Property/Casualty — 1.7%
Arch Capital Group, Ltd.†	55,817	2,549,162
Berkshire Hathaway, Inc., Class B†	1,194	385,459
First American Financial Corp.	22,087	1,287,893
WR Berkley Corp.	41,377	2,751,157

		6,973,671

Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc.	3,678	976,472

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	6,738	1,162,170

Machinery-General Industrial — 1.6%
Otis Worldwide Corp.	86,180	6,277,351

Machinery-Pumps — 0.9%
Dover Corp.	27,919	3,721,603

Medical Labs & Testing Services — 1.9%
Laboratory Corp. of America Holdings†	18,850	4,529,278
Quest Diagnostics, Inc.	24,406	3,266,499

		7,795,777

Medical Products — 0.6%
Henry Schein, Inc.†	27,365	2,219,302

Medical-Biomedical/Gene — 3.9%
Regeneron Pharmaceuticals, Inc.†	13,948	9,193,266
Vertex Pharmaceuticals, Inc.†	24,422	6,672,579

		15,865,845

Medical-Drugs — 5.2%
Johnson & Johnson	36,530	6,592,204
Merck & Co., Inc.	5,029	446,022
Organon & Co.	13,670	441,951
Pfizer, Inc.	276,283	13,557,207

		21,037,384

Medical-HMO — 1.1%
UnitedHealth Group, Inc.	8,762	4,455,915

Medical-Wholesale Drug Distribution — 1.1%
McKesson Corp.	14,658	4,538,263

Metal-Aluminum — 0.1%
Alcoa Corp.	5,439	368,764

Multimedia — 0.2%
FactSet Research Systems, Inc.	1,077	434,559
Walt Disney Co.†	3,066	342,257

		776,816

Networking Products — 1.6%
Cisco Systems, Inc.	127,809	6,260,085

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc.	8,479	1,394,287

Oil Companies-Exploration & Production — 3.4%
APA Corp.	71,163	2,912,702
ConocoPhillips	72,872	6,960,733
Marathon Oil Corp.	152,552	3,801,596

		13,675,031

Oil Companies-Integrated — 4.1%
Chevron Corp.	2,622	410,788
Exxon Mobil Corp.	186,195	15,873,124

		16,283,912

Oil-Field Services — 1.3%
Halliburton Co.	128,706	4,584,508
Schlumberger NV	12,100	472,021

		5,056,529

Pipelines — 0.1%
Williams Cos., Inc.	15,900	545,211

Private Equity — 0.3%
Carlyle Group, Inc.	31,040	1,126,442

Real Estate Investment Trusts — 5.3%
AvalonBay Communities, Inc.	27,423	6,238,184
Brixmor Property Group, Inc.	18,262	463,490
Equity Residential	71,651	5,839,556
Public Storage	7,077	2,629,106
Weyerhaeuser Co.	148,797	6,133,412

		21,303,748

Real Estate Management/Services — 0.6%
Jones Lang LaSalle, Inc.†	10,325	2,258,387

Recreational Vehicles — 0.2%
Brunswick Corp.	8,749	661,512

Retail-Auto Parts — 0.6%
AutoZone, Inc.†	1,181	2,309,410

Retail-Discount — 2.3%
Target Corp.	39,231	8,970,168
Walmart, Inc.	2,782	425,618

		9,395,786

Retail-Home Furnishings — 0.1%
Williams-Sonoma, Inc.	3,212	419,102

Retail-Restaurants — 2.5%
McDonald’s Corp.	38,665	9,633,771
Yum! Brands, Inc.	4,989	583,763

		10,217,534

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.	11,855	1,143,059

Software Tools — 0.1%
VMware, Inc., Class A	4,596	496,552

Telephone-Integrated — 0.1%
Verizon Communications, Inc.	8,060	373,178

Tobacco — 1.6%
Altria Group, Inc.	115,918	6,441,563

Transport-Rail — 0.8%
CSX Corp.	86,077	2,955,884
Union Pacific Corp.	1,662	389,390

		3,345,274

Transport-Services — 0.4%
Expeditors International of Washington, Inc.	9,421	933,338

Ryder System, Inc.	11,302	790,010

		1,723,348

Web Portals/ISP — 2.8%
Alphabet, Inc., Class A†	2,462	5,618,752
Alphabet, Inc., Class C†	2,463	5,663,250

		11,282,002

Wireless Equipment — 1.8%
Motorola Solutions, Inc.	33,429	7,143,443

Total Long-Term Investment Securities (cost $400,906,256)		398,348,539

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(1) (cost $4,176,206)	4,176,206	4,176,206

TOTAL INVESTMENTS (cost $405,082,462)	100.1%	402,524,745
Liabilities in excess of other assets	(0.1)	(285,119)

NET ASSETS	100.0%	$402,239,626

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2022.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$398,348,539	$—	$—	$398,348,539
Short-Term Investments Securities	4,176,206	—	—	4,176,206

Total Investments at Value	$402,524,745	$—	$—	$402,524,745

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin Tactical Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 — (unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 61.4%
Advanced Materials — 0.0%
Haynes International, Inc.	250	$9,770

Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	220	7,176
Omnicom Group, Inc.	1,027	78,186
WPP PLC	2,330	28,900

		114,262

Advertising Services — 0.0%
Publicis Groupe SA	449	26,876

Aerospace/Defense — 1.2%
Bombardier, Inc., Class B†	25,592	25,101
General Dynamics Corp.	278	65,755
Lockheed Martin Corp.	366	158,156
MTU Aero Engines AG	282	57,031
Northrop Grumman Corp.	332	145,881
Raytheon Technologies Corp.	3,896	369,769
Teledyne Technologies, Inc.†	103	44,450

		866,143

Aerospace/Defense-Equipment — 0.2%
AAR Corp.†	254	11,933
Airbus SE	1,045	113,641
Astronics Corp.†	297	2,878
L3Harris Technologies, Inc.	151	35,071

		163,523

Agricultural Chemicals — 0.2%
Mosaic Co.	366	22,846
Nutrien, Ltd.	1,036	101,805

		124,651

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	539	48,273
Bunge, Ltd.	135	15,271

		63,544

Airlines — 0.1%
Japan Airlines Co., Ltd.†	3,267	53,951

Apparel Manufacturers — 0.1%
Burberry Group PLC	1,929	37,933
Capri Holdings, Ltd.†	107	5,104
Hermes International	28	34,451
Lakeland Industries, Inc.†	339	5,485
Ralph Lauren Corp.	18	1,878
Tapestry, Inc.	81	2,667

		87,518

Appliances — 0.1%
SEB SA	360	43,161
Whirlpool Corp.	60	10,891

		54,052

Applications Software — 2.0%
Asana, Inc., Class A†	85	2,278
Microsoft Corp.	5,200	1,443,104
Sage Group PLC	4,303	39,593
Sprout Social, Inc., Class A†	112	6,863

		1,491,838

Athletic Footwear — 0.3%
adidas AG	260	52,956
NIKE, Inc., Class B	956	119,213
Puma SE	261	19,475

		191,644

Audio/Video Products — 0.1%
Lite-On Technology Corp.	33,000	72,299
Sony Group Corp.	300	25,785

		98,084

Auto-Cars/Light Trucks — 0.7%
Bayerische Motoren Werke AG	1,267	104,906
Ford Motor Co.	3,790	53,666
General Motors Co.†	1,751	66,381
Honda Motor Co., Ltd.	1,886	49,522
Mercedes-Benz Group AG	765	54,135
Toyota Motor Corp.	2,600	44,304
Volkswagen AG (Preference Shares)	749	117,503

		490,417

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	255	48,243
Daimler Truck Holding AG†	382	10,322
Isuzu Motors, Ltd.	2,000	23,291
Iveco Group NV†	323	1,882
PACCAR, Inc.	137	11,378

		95,116

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	734	78,097
BorgWarner, Inc.	83	3,057
Gentherm, Inc.†	85	5,731
Lear Corp.	45	5,757
Meritor, Inc.†	170	6,105
NGK Insulators, Ltd.	2,800	37,677
NGK Spark Plug Co., Ltd.	2,400	36,835
Titan International, Inc.†	1,537	21,303

		194,562

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	170	7,256
XPEL, Inc.†	119	5,149

		12,405

Banks-Commercial — 1.6%
Amalgamated Financial Corp.	424	7,458
Associated Banc-Corp	509	10,155
Banco Bilbao Vizcaya Argentaria SA	34,631	182,226
Banco do Brasil SA	2,600	17,470
Bank Leumi Le-Israel BM	10,768	112,945
BAWAG Group AG*	1,933	91,679
Carter Bankshares, Inc.†	764	12,499
Central Pacific Financial Corp.	300	7,254
Commerce Bancshares, Inc.	92	6,290
Cullen/Frost Bankers, Inc.	39	5,159
Danske Bank A/S	1,618	24,529
East West Bancorp, Inc.	108	7,700
Equity Bancshares, Inc., Class A	254	7,755
Financial Institutions, Inc.	399	11,108
First BanCorp/Puerto Rico	1,700	23,137
First Financial Corp.	250	10,655
First Horizon Corp.	306	6,848
First Internet Bancorp	170	6,543
Flagstar Bancorp, Inc.	212	7,484
Hancock Whitney Corp.	212	9,915
Hang Seng Bank, Ltd.	1,200	21,189

Hanmi Financial Corp.	934	21,622
Heartland Financial USA, Inc.	85	3,720
Heritage Financial Corp.	200	4,844
HomeStreet, Inc.	339	13,760
Hope Bancorp, Inc.	679	9,710
Independent Bank Corp.	100	1,974
ING Groep NV	2,517	23,555
KBC Group NV	1,428	97,263
Mercantile Bank Corp.	85	2,669
Midland States Bancorp, Inc.	400	10,544
Nordea Bank Abp	3,105	30,926
OFG Bancorp	339	9,011
Peoples Bancorp, Inc.	254	6,965
Pinnacle Financial Partners, Inc.	26	2,016
Regions Financial Corp.	723	14,981
Seven Bank, Ltd.	5,500	10,284
Standard Chartered PLC	25,402	174,020
SVB Financial Group†	90	43,888
Synovus Financial Corp.	49	2,035
Truist Financial Corp.	2,085	100,810
Umpqua Holdings Corp.	500	8,270
Zions Bancorp NA	123	6,951

		1,189,816

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	668	28,096
Northern Trust Corp.	157	16,179

		44,275

Banks-Super Regional — 0.3%
Comerica, Inc.	107	8,763
Fifth Third Bancorp	537	20,154
KeyCorp	736	14,212
PNC Financial Services Group, Inc.	320	53,152
US Bancorp	3,283	159,423

		255,704

Beverages-Non-alcoholic — 0.7%
Coca-Cola Co.	2,388	154,289
Coca-Cola Consolidated, Inc.	23	10,154
Coca-Cola Femsa SAB de CV, ADR	1,208	65,957
Monster Beverage Corp.†	1,438	123,208
PepsiCo, Inc.	988	169,649

		523,257

Beverages-Wine/Spirits — 0.2%
Diageo PLC	1,500	74,333
Remy Cointreau SA	135	26,734
Treasury Wine Estates, Ltd.	10,250	80,055

		181,122

Brewery — 0.3%
Anheuser-Busch InBev SA NV	992	57,194
Carlsberg A/S, Class B	161	20,379
Kirin Holdings Co., Ltd.	2,500	36,713
Marston’s PLC†	65,943	62,114
Molson Coors Beverage Co., Class B	79	4,277
Royal Unibrew A/S	155	13,257

		193,934

Broadcast Services/Program — 0.0%
Fox Corp., Class A	326	11,684
Warner Bros. Discovery, Inc.†	711	12,905

		24,589

Building & Construction Products-Misc. — 0.2%
Armstrong Flooring, Inc.†	1,358	2,227
Caesarstone, Ltd.	509	5,004
Cie de Saint-Gobain	745	43,354
Geberit AG	36	20,542
James Hardie Industries PLC CDI	1,241	35,680
Owens Corning	105	9,548
Wienerberger AG	2,344	65,524

		181,879

Building & Construction-Misc. — 0.0%
EMCOR Group, Inc.	127	13,523
Ferrovial SA	621	15,855

		29,378

Building Products-Air & Heating — 0.0%
Rinnai Corp.	300	19,007
Building Products-Cement — 0.2%
Holcim, Ltd.	1,560	76,299
Taiheiyo Cement Corp.	600	9,706
Vulcan Materials Co.	394	67,882

		153,887

Building Products-Doors & Windows — 0.0%
JELD-WEN Holding, Inc.†	424	8,815
Masonite International Corp.†	170	13,178

		21,993

Building Products-Wood — 0.0%
Boise Cascade Co.	200	15,116
Masco Corp.	253	13,331

		28,447

Building-Heavy Construction — 0.0%
Dycom Industries, Inc.†	127	10,784
Skanska AB, Class B	899	17,141

		27,925

Building-Mobile Home/Manufactured Housing — 0.0%
Winnebago Industries, Inc.	85	4,520

Building-Residential/Commercial — 0.5%
Beazer Homes USA, Inc.†	849	12,803
Berkeley Group Holdings PLC	590	29,957
D.R. Horton, Inc.	355	24,704
Daiwa House Industry Co., Ltd.	700	16,907
Forestar Group, Inc.†	700	11,417
Lennar Corp., Class A	267	20,423
M/I Homes, Inc.†	200	8,856
MDC Holdings, Inc.	170	6,275
Meritage Homes Corp.†	127	10,484
NVR, Inc.†	3	13,129
PulteGroup, Inc.	257	10,732
Sekisui House, Ltd.	1,300	22,420
Toll Brothers, Inc.	1,807	83,791
Tri Pointe Homes, Inc.†	594	12,278
Vistry Group PLC	4,893	51,111

		335,287

Cable/Satellite TV — 0.5%
Comcast Corp., Class A	8,417	334,660

Casino Hotels — 0.1%
Boyd Gaming Corp.	43	2,605
Galaxy Entertainment Group, Ltd.	12,176	69,550

		72,155

Casino Services — 0.0%
Sankyo Co., Ltd.	900	25,923

Cellular Telecom — 0.4%
Orange SA	5,500	65,506
SoftBank Corp.	4,000	46,483
T-Mobile US, Inc.†	1,119	137,794
United States Cellular Corp.†	80	2,302
Vodafone Group PLC	37,162	56,223

		308,308

Chemicals-Diversified — 0.6%
AdvanSix, Inc.	254	11,313
BASF SE	1,606	85,371
Celanese Corp.	114	16,751
Covestro AG*	359	15,633
Dow, Inc.	306	20,349
DuPont de Nemours, Inc.	368	24,262
Eastman Chemical Co.	131	13,450
FMC Corp.	90	11,929
Huntsman Corp.	84	2,845
LyondellBasell Industries NV, Class A	127	13,466
Nitto Denko Corp.	400	26,858
Olin Corp.	60	3,444
PPG Industries, Inc.	1,527	195,441
Sumitomo Chemical Co., Ltd.	4,900	20,752
Westlake Chemical Corp.	43	5,442

		467,306

Chemicals-Other — 0.0%
American Vanguard Corp.	300	6,420

Chemicals-Specialty — 0.3%
Brenntag SE	855	66,721
Ecolab, Inc.	537	90,936
Shin-Etsu Chemical Co., Ltd.	300	41,361

		199,018

Circuit Boards — 0.0%
TTM Technologies, Inc.†	339	4,729

Coal — 0.0%
SunCoke Energy, Inc.	1,918	15,958

Coatings/Paint — 0.2%
Sherwin-Williams Co.	462	127,032

Commercial Services — 0.1%
LiveRamp Holdings, Inc.†	270	8,456
Medifast, Inc.	60	10,702
TravelSky Technology, Ltd.	36,804	55,096

		74,254

Commercial Services-Finance — 0.6%
Adyen NV†*	18	30,104
Automatic Data Processing, Inc.	890	194,180
PayPal Holdings, Inc.†	934	82,127
S&P Global, Inc.	336	126,504

		432,915

Computer Data Security — 0.1%
Check Point Software Technologies, Ltd.†	375	47,359
Qualys, Inc.†	128	17,444
Tenable Holdings, Inc.†	246	13,586
Varonis Systems, Inc.†	170	7,344

		85,733

Computer Services — 0.3%
Amdocs, Ltd.	669	53,313
DXC Technology Co.†	85	2,440
ExlService Holdings, Inc.†	170	23,145
Genpact, Ltd.	183	7,369
Grid Dynamics Holdings, Inc.†	424	5,902
International Business Machines Corp.	1,136	150,191
Leidos Holdings, Inc.	53	5,486

		247,846

Computer Software — 0.2%
Box, Inc., Class A†	849	25,996
Splunk, Inc.†	809	98,714
Zuora, Inc., Class A†	509	6,195

		130,905

Computers — 1.8%
Apple, Inc.	7,423	1,170,236
Asustek Computer, Inc.	2,000	24,101
Dell Technologies, Inc., Class C	119	5,594
Hewlett Packard Enterprise Co.	1,251	19,278
HP, Inc.	2,808	102,857

		1,322,066

Computers-Integrated Systems — 0.0%
NetScout Systems, Inc.†	212	6,530

Computers-Memory Devices — 0.0%
Everspin Technologies, Inc.†	1,018	7,086
NetApp, Inc.	93	6,812

		13,898

Computers-Other — 0.0%
Stratasys, Ltd.†	390	7,562

Computers-Periphery Equipment — 0.1%
Logitech International SA	1,049	67,974

Consulting Services — 0.1%
Booz Allen Hamilton Holding Corp.	95	7,755
Bureau Veritas SA	496	14,213
CRA International, Inc.	85	7,002
FTI Consulting, Inc.†	51	8,043

		37,013

Containers-Metal/Glass — 0.2%
Ball Corp.	1,361	110,459
Crown Holdings, Inc.	130	14,305

		124,764

Containers-Paper/Plastic — 0.1%
Amcor PLC	1,515	17,968
Berry Global Group, Inc.†	86	4,846
Packaging Corp. of America	91	14,666

Sealed Air Corp.	150	9,632
WestRock Co.	110	5,448

		52,560

Cosmetics & Toiletries — 0.7%
Amorepacific Corp.	497	70,066
Kao Corp.	600	24,129
L’Oreal SA	179	65,120
Pola Orbis Holdings, Inc.	800	9,248
Procter & Gamble Co.	1,532	245,963
Unilever PLC (XAMS)	899	41,885
Unilever PLC (LSE)	1,246	57,874

		514,285

Data Processing/Management — 0.3%
CommVault Systems, Inc.†	220	13,420
Fidelity National Information Services, Inc.	1,595	158,144
Fiserv, Inc.†	255	24,970

		196,534

Diagnostic Equipment — 0.7%
Thermo Fisher Scientific, Inc.	885	489,334

Diagnostic Kits — 0.0%
Co-Diagnostics, Inc.†	679	2,987
Hologic, Inc.†	178	12,814
Meridian Bioscience, Inc.†	318	8,138
Quidel Corp.†	100	10,062

		34,001

Dialysis Centers — 0.1%
DaVita, Inc.†	109	11,812
Fresenius Medical Care AG & Co. KGaA	1,211	75,851

		87,663

Distribution/Wholesale — 0.5%
Bunzl PLC	745	28,854
Ferguson PLC	248	31,276
Inchcape PLC	2,618	23,041
Jardine Cycle & Carriage, Ltd.	6,000	125,059
LKQ Corp.	294	14,591
Titan Machinery, Inc.†	300	7,074
Veritiv Corp.†	170	23,892
WW Grainger, Inc.	275	137,508

		391,295

Diversified Banking Institutions — 2.6%
Banco Santander SA	11,690	34,255
Bank of America Corp.	12,834	457,917
Bank of Nova Scotia	1,200	75,990
Barclays PLC	93,163	170,229
BNP Paribas SA	3,413	175,040
Deutsche Bank AG†	2,427	24,785
Goldman Sachs Group, Inc.	256	78,205
HSBC Holdings PLC (SEHK)	8,992	56,126
JPMorgan Chase & Co.	4,865	580,686
Lloyds Banking Group PLC	56,654	31,941
Morgan Stanley	742	59,798
Natwest Group PLC	13,100	35,220
Societe Generale SA	1,500	35,639
Sumitomo Mitsui Financial Group, Inc.	500	15,052
UBS Group AG	3,596	60,839
UniCredit SpA	3,000	27,361

		1,919,083

Diversified Financial Services — 0.0%
Hana Financial Group, Inc.	539	20,077

Diversified Manufacturing Operations — 0.5%
3M Co.	350	50,477
Eaton Corp. PLC	1,413	204,913
Parker-Hannifin Corp.	97	26,270
Siemens AG	500	62,192
Textron, Inc.	221	15,304
Trelleborg AB, Class B	1,768	38,534

		397,690

Diversified Minerals — 0.1%
BHP Group, Ltd.	1,201	40,367
Teck Resources, Ltd., Class B	500	19,725

		60,092

Diversified Operations — 0.1%
Jardine Matheson Holdings, Ltd.	600	31,707
Swire Pacific, Ltd., Class A	3,500	19,946

		51,653

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	397	98,134
DexCom, Inc.†	231	94,382

		192,516

E-Commerce/Products — 1.4%
Alibaba Group Holding, Ltd. ADR†	538	52,234
Amazon.com, Inc.†	359	892,341
eBay, Inc.	669	34,735
JD.com, Inc., Class A†	22	686
Sea, Ltd. ADR†	520	43,035
ZOZO, Inc.	600	12,247

		1,035,278

E-Commerce/Services — 0.2%
ANGI, Inc.†	424	1,870
Auto Trader Group PLC*	2,732	21,590
Cargurus, Inc.†	254	8,301
Cars.com, Inc.†	679	7,550
ChannelAdvisor Corp.†	254	3,685
Rightmove PLC	2,800	21,525
TrueCar, Inc.†	2,300	8,234
Uber Technologies, Inc.†	2,678	84,303

		157,058

E-Marketing/Info — 0.0%
CyberAgent, Inc.	1,800	19,133

Electric Products-Misc. — 0.1%
Brother Industries, Ltd.	800	13,906
Casio Computer Co., Ltd.	1,100	11,290
Legrand SA	310	27,364

		52,560

Electric-Distribution — 0.1%
Sempra Energy	316	50,990

Electric-Generation — 0.1%
Engie SA	1,863	21,884
SSE PLC	1,169	27,231

		49,115

Electric-Integrated — 1.0%
ALLETE, Inc.	170	10,088
Alliant Energy Corp.	188	11,056
Atco, Ltd., Class I	1,100	39,191
Canadian Utilities, Ltd., Class A	1,000	30,063
Chubu Electric Power Co., Inc.	3,400	34,352
Dominion Energy, Inc.	606	49,474
Duke Energy Corp.	590	64,994
Edison International	269	18,505
Entergy Corp.	151	17,946
Evergy, Inc.	172	11,670
Eversource Energy	244	21,326
Exelon Corp.	944	44,160
FirstEnergy Corp.	409	17,714
Iberdrola SA	2,700	30,849
IDACORP, Inc.	125	13,148
NextEra Energy, Inc.	418	29,686
OGE Energy Corp.	79	3,056
Origin Energy, Ltd.	7,193	34,359
Otter Tail Corp.	150	8,694
Pinnacle West Capital Corp.	467	33,250
PNM Resources, Inc.	330	15,398
Portland General Electric Co.	500	23,665
PPL Corp.	533	15,089
Public Service Enterprise Group, Inc.	508	35,387
Southern Co.	1,333	97,829

		710,949

Electric-Transmission — 0.1%
Red Electrica Corp. SA	2,550	51,239

Electronic Components-Misc. — 0.2%
Applied Optoelectronics, Inc.†	679	1,745
Hoya Corp.	400	39,852
Jabil, Inc.	146	8,429
Nippon Electric Glass Co., Ltd.	600	12,126
Sanmina Corp.†	170	6,951
Sensata Technologies Holding PLC†	1,850	84,008
Vishay Intertechnology, Inc.	170	3,167

		156,278

Electronic Components-Semiconductors — 0.9%
Alpha & Omega Semiconductor, Ltd.†	254	10,897
Amkor Technology, Inc.	747	14,051
Broadcom, Inc.	106	58,765
EMCORE Corp.†	2,000	6,900
Infineon Technologies AG	2,873	83,117
Intel Corp.	2,801	122,096
Micron Technology, Inc.	440	30,004
NVIDIA Corp.	1,145	212,363
Photronics, Inc.†	849	12,726
Samsung Electronics Co., Ltd.	950	50,477
Texas Instruments, Inc.	212	36,093

		637,489

Electronic Forms — 0.4%
Adobe, Inc.†	706	279,541

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	74	8,722
Avnet, Inc.	85	3,711

		12,433

Electronics-Military — 0.1%
Thales SA	269	34,459

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	384	61,978
First Solar, Inc.†	80	5,842
Infrastructure and Energy Alternatives, Inc.†	509	4,759
REX American Resources Corp.†	50	4,232
SunPower Corp.†	339	5,597

		82,408

Engineering/R&D Services — 0.0%
Exponent, Inc.	85	8,144

Enterprise Software/Service — 1.3%
Atlassian Corp. PLC, Class A†	525	118,036
Domo, Inc., Class B†	85	3,521
eGain Corp.†	679	7,028
HubSpot, Inc.†	34	12,901
Manhattan Associates, Inc.†	120	15,666
Open Text Corp. (NASDAQ)	704	28,195
Open Text Corp. (TSX)	400	16,020
Oracle Corp.	5,051	370,743
salesforce.com, Inc.†	1,210	212,887
SAP SE	713	73,541
SPS Commerce, Inc.†	85	10,169
UiPath, Inc., Class A†	1,062	18,935
Workday, Inc., Class A†	498	102,937
Workiva, Inc.†	130	12,546

		1,003,125

Entertainment Software — 0.2%
Activision Blizzard, Inc.	1,160	87,696
Unity Software, Inc.†	578	38,385

		126,081

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	282	11,269
Credit Acceptance Corp.†	12	6,150

Total Finance-Auto Loans (cost $16,804)		17,419

Finance-Consumer Loans — 0.1%
Curo Group Holdings Corp.	509	5,976
Encore Capital Group, Inc.†	297	17,169
Enova International, Inc.†	509	19,037
International Money Express, Inc.†	509	10,114
NerdWallet, Inc. Class A†	750	7,425

		59,721

Finance-Credit Card — 1.1%
American Express Co.	582	101,681
Bread Financial Holdings Inc.	85	4,658
Capital One Financial Corp.	345	42,994
Discover Financial Services	222	24,966
Visa, Inc., Class A	3,074	655,162

		829,461

Finance-Investment Banker/Broker — 0.1%
Amerant Bancorp, Inc.	273	7,259
Jefferies Financial Group, Inc.	204	6,275
Moelis & Co., Class A	230	10,180
Nomura Holdings, Inc.	4,900	18,755
SBI Holdings, Inc.	1,000	22,380

		64,849

Finance-Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†	200	8,994

Finance-Other Services — 0.3%
BGC Partners, Inc., Class A	2,037	7,394
CME Group, Inc.	428	93,878
IG Group Holdings PLC	5,858	59,813
Intercontinental Exchange, Inc.	561	64,969
SEI Investments Co.	109	6,073

		232,127

Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	600	7,836
NMI Holdings, Inc., Class A†	425	7,811
Radian Group, Inc.	594	12,706

		28,353

Firearms & Ammunition — 0.0%
Smith & Wesson Brands, Inc.	424	5,822

Fisheries — 0.0%
Toyo Suisan Kaisha, Ltd.	800	24,655

Food-Baking — 0.1%
Flowers Foods, Inc.	1,970	52,244

Food-Catering — 0.1%
Compass Group PLC	4,187	88,193
Healthcare Services Group, Inc.	310	5,298

		93,491

Food-Confectionery — 0.3%
Hershey Co.	210	47,412
J.M. Smucker Co.	433	59,290
Mondelez International, Inc., Class A	1,658	106,908

		213,610

Food-Dairy Products — 0.0%
Yakult Honsha Co., Ltd.	400	20,692

Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	222	20,682

Food-Misc./Diversified — 0.4%
Campbell Soup Co.	119	5,619
Conagra Brands, Inc.	181	6,322
General Mills, Inc.	456	32,253
John B. Sanfilippo & Son, Inc.	85	6,599
Kellogg Co.	647	44,320
Kraft Heinz Co.	921	39,262
Nestle SA	1,117	144,211
Nissin Foods Holdings Co., Ltd.	300	20,903
Simply Good Foods Co.†	300	12,495

		311,984

Food-Retail — 0.7%
Carrefour SA	1,525	32,327
Empire Co., Ltd., Class A	2,300	75,965
George Weston, Ltd.	600	74,644
HelloFresh SE†	372	15,909
Jeronimo Martins SGPS SA	1,348	27,966
Kesko Oyj, Class B	1,786	45,063
Koninklijke Ahold Delhaize NV	1,650	48,741
Kroger Co.	1,858	100,258
Loblaw Cos., Ltd.	1,100	100,620
Marks & Spencer Group PLC†	9,300	15,947

		537,440

Food-Wholesale/Distribution — 0.1%
SpartanNash Co.	594	20,362
United Natural Foods, Inc.†	509	21,852

		42,214

Footwear & Related Apparel — 0.0%
Skechers U.S.A., Inc., Class A†	87	3,332

Funeral Services & Related Items — 0.0%
Service Corp. International	168	11,022

Gas-Distribution — 0.1%
Centrica PLC†	29,000	28,625
Enagas SA	2,330	50,317
Northwest Natural Holding Co.	170	8,131

		87,073

Gold Mining — 0.2%
Newcrest Mining, Ltd.	4,068	76,262
Newmont Corp.	1,466	106,798

		183,060

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	400	1,636

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	300	7,122
Howden Joinery Group PLC	3,659	34,584

		41,706

Hotels/Motels — 0.2%
Bluegreen Vacations Holding Corp.	220	5,786
InterContinental Hotels Group PLC	500	31,921
Marcus Corp.†	339	5,332
Marriott International, Inc., Class A†	124	22,013
Melia Hotels International SA†	7,949	65,225

		130,277

Human Resources — 0.1%
AMN Healthcare Services, Inc.†	115	11,241
Barrett Business Services, Inc.	120	8,636
Heidrick & Struggles International, Inc.	258	8,246
Insperity, Inc.	153	16,226
Kforce, Inc.	263	18,423
Paylocity Holding Corp.†	26	4,930
TriNet Group, Inc.†	102	9,048

TrueBlue, Inc.†	339	8,668

		85,418

Import/Export — 0.3%
ITOCHU Corp.	1,600	48,402
Marubeni Corp.	7,210	78,903
Mitsubishi Corp.	2,500	83,891
Mitsui & Co., Ltd.	1,600	38,776

		249,972

Independent Power Producers — 0.0%
NRG Energy, Inc.	174	6,246
Vistra Corp.	342	8,557

		14,803

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†	551	4,915

Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	644	150,741

Instruments-Controls — 0.4%
Honeywell International, Inc.	1,465	283,492

Insurance Brokers — 0.0%
Willis Towers Watson PLC	97	20,841

Insurance-Life/Health — 0.6%
Aflac, Inc.	529	30,301
AIA Group, Ltd.	2,200	21,494
Dai-ichi Life Holdings, Inc.	1,700	34,130
Equitable Holdings, Inc.	333	9,600
Globe Life, Inc.	70	6,866
Great-West Lifeco, Inc.	700	19,311
iA Financial Corp., Inc.	400	20,915
Japan Post Holdings Co., Ltd.	5,000	35,038
Japan Post Insurance Co., Ltd.	1,500	24,311
Legal & General Group PLC	7,452	23,174
Lincoln National Corp.	146	8,782
Manulife Financial Corp.	1,000	19,554
NN Group NV	1,931	94,353
Principal Financial Group, Inc.	207	14,105
Prudential Financial, Inc.	298	32,336
T&D Holdings, Inc.	2,000	25,668
Voya Financial, Inc.	100	6,314

		426,252

Insurance-Multi-line — 0.7%
Ageas SA/NV	500	23,971
Allianz SE	287	65,369
Allstate Corp.	710	89,843
American Financial Group, Inc.	66	9,140
ASR Nederland NV	455	20,590
Chubb, Ltd.	340	70,193
Cincinnati Financial Corp.	121	14,842
Direct Line Insurance Group PLC	20,345	64,618
Genworth Financial, Inc., Class A†	3,100	11,501
Hartford Financial Services Group, Inc.	956	66,853
Loews Corp.	202	12,694
MetLife, Inc.	678	44,531

		494,145

Insurance-Property/Casualty — 1.7%
Admiral Group PLC	800	25,076
Arch Capital Group, Ltd.†	304	13,884
Assurant, Inc.	192	34,921
AXA SA	3,050	80,751
Berkshire Hathaway, Inc., Class B†	1,369	441,954
Fidelity National Financial, Inc.	214	8,521
First American Financial Corp.	83	4,840
Markel Corp.†	9	12,180
MS&AD Insurance Group Holdings, Inc.	900	26,896
Old Republic International Corp.	151	3,324
ProAssurance Corp.	300	7,371
Progressive Corp.	898	96,409
Safety Insurance Group, Inc.	111	9,550
Samsung Fire & Marine Insurance Co., Ltd.	185	30,418
Stewart Information Services Corp.	170	8,772
Travelers Cos., Inc.	2,559	437,743
United Fire Group, Inc.	250	7,322
WR Berkley Corp.	201	13,364

		1,263,296

Insurance-Reinsurance — 0.3%
Axis Capital Holdings, Ltd.	800	45,864
Essent Group, Ltd.	127	5,147
Everest Re Group, Ltd.	234	64,282
Greenlight Capital Re, Ltd., Class A†	594	4,087
Muenchener Rueckversicherungs-Gesellschaft AG	99	23,690
Reinsurance Group of America, Inc.	26	2,790
RenaissanceRe Holdings, Ltd.	33	4,736
SCOR SE	896	25,188
Swiss Re AG	585	47,977

		223,761

Internet Application Software — 0.0%
Perion Network, Ltd.†	509	10,730

Internet Connectivity Services — 0.0%
Cogent Communications Holdings, Inc.	85	4,973

Internet Content-Entertainment — 0.6%
Meta Platforms, Inc., Class A†	1,823	365,457
Netflix, Inc.†	359	68,339

		433,796

Internet Content-Information/News — 0.1%
Kakaku.com, Inc.	600	12,617
Tencent Holdings, Ltd.	1,048	49,157
Yelp, Inc.†	424	13,793

		75,567

Internet Security — 0.3%
NortonLifeLock, Inc.	392	9,815
Palo Alto Networks, Inc.†	360	202,061

		211,876

Investment Management/Advisor Services — 0.2%
Affiliated Managers Group, Inc.	43	5,399
Ameriprise Financial, Inc.	85	22,567
Artisan Partners Asset Management, Inc., Class A	212	6,814
CI Financial Corp.	700	9,127
Julius Baer Group, Ltd.	2,415	115,477
Raymond James Financial, Inc.	155	15,106

		174,490

Lighting Products & Systems — 0.0%
Signify NV*	719	30,358

Lottery Services — 0.0%
La Francaise des Jeux SAEM*	434	16,147

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	3,300	25,683

Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	235	49,477
Manitowoc Co, Inc.†	679	8,990
Metso Outotec Oyj	7,910	66,932
Oshkosh Corp.	43	3,975
Terex Corp.	325	11,050

		140,424

Machinery-Electrical — 0.1%
Argan, Inc.	170	6,253
Hitachi, Ltd.	1,618	75,344
Schindler Holding AG (Participation Certificate)	87	16,758

		98,355

Machinery-Farming — 0.3%
AGCO Corp.	29	3,695
CNH Industrial NV	7,650	108,553
CNH Industrial NV	1,618	23,097
Deere & Co.	233	87,969

		223,314

Machinery-General Industrial — 0.2%
ANDRITZ AG	496	21,040
GEA Group AG	2,131	83,717
Valmet Oyj	559	14,961

		119,718

Machinery-Material Handling — 0.1%
KION Group AG	1,720	97,001

Machinery-Pumps — 0.0%
IMI PLC	993	16,711

Machinery-Thermal Process — 0.0%
GrafTech International, Ltd.	800	7,264

Medical Instruments — 0.3%
Alcon, Inc.	1,284	91,434
Demant A/S†	449	19,741
Intuitive Surgical, Inc.†	398	95,241
Medtronic PLC	259	27,029
Natus Medical, Inc.†	254	8,451

		241,896

Medical Labs & Testing Services — 0.1%
Fulgent Genetics, Inc.†	85	4,665
Laboratory Corp. of America Holdings†	94	22,586
Quest Diagnostics, Inc.	130	17,399

		44,650

Medical Laser Systems — 0.0%
Cutera, Inc.†	187	10,156

Medical Products — 0.2%
Avanos Medical, Inc.†	300	8,748
Electromed, Inc.†	339	4,295
Globus Medical, Inc., Class A†	170	11,257
Hanger, Inc.†	339	5,573
Henry Schein, Inc.†	105	8,516
InfuSystem Holdings, Inc.†	254	2,014
Inmode, Ltd.†	300	7,533
iRadimed Corp.	100	3,291
Masimo Corp.†	50	5,649
Sartorius Stedim Biotech	80	26,040
Shockwave Medical, Inc.†	72	10,881
Sonova Holding AG	75	27,004
Straumann Holding AG	170	20,046
Stryker Corp.	108	26,056
T2 Biosystems, Inc.†	6,000	2,220
Zynex, Inc.	900	5,733

		174,856

Medical-Biomedical/Gene — 0.6%
Abeona Therapeutics, Inc.†	5,000	1,032
Achieve Life Sciences, Inc.†	467	3,236
Achillion Pharmaceuticals, Inc. CVR(1)	1,296	0
Amgen, Inc.	542	126,389
AnaptysBio, Inc.†	424	9,922
Aptevo Therapeutics, Inc.†	500	2,130
Aravive, Inc.†	600	822
Arbutus Biopharma Corp.†	900	2,097
Ardelyx, Inc.†	4,800	3,950
Assembly Biosciences, Inc.†	1,000	1,760
Atara Biotherapeutics, Inc.†	424	2,697
Atossa Therapeutics, Inc.†	1,273	1,286
Bio-Rad Laboratories, Inc., Class A†	25	12,801
Bluebird Bio, Inc.†	50	181
Calithera Biosciences, Inc.†	3,200	786
Cara Therapeutics, Inc.†	300	2,616
Caribou Biosciences, Inc.†	450	3,330
CASI Pharmaceuticals, Inc.†	5,800	2,494
Celldex Therapeutic,s Inc.†	85	2,597
Cellectar Biosciences, Inc.†	2,400	1,284
Clearside Biomedical, Inc.†	1,613	2,468
CSL, Ltd.	36	6,813
CytomX Therapeutics, Inc.†	679	1,161
Deciphera Pharmaceuticals, Inc.†	200	2,024
Genmab A/S†	100	35,275
Gilead Sciences, Inc.	1,790	106,219
GlycoMimetics, Inc.†	3,200	2,300
GT Biopharma, Inc.†	500	1,055
Homology Medicines, Inc.†	679	1,127
Infinity Pharmaceuticals, Inc.†	1,783	1,407
Intercept Pharmaceuticals, Inc.†	200	3,142
iTeos Therapeutics, Inc.†	100	2,669
Iterum Therapeutics PLC†	6,300	1,599
MacroGenics, Inc.†	100	715
Mustang Bio, Inc.†	1,500	1,117
NextCure, Inc.†	900	3,744
Novavax, Inc.†	43	1,938
PDL BioPharma, Inc.†(1)	3,800	9,386
Pieris Pharmaceuticals, Inc.†	800	2,240
Precigen, Inc.†	849	1,129
Precision BioSciences, Inc.†	424	844

Prothena Corp. PLC†	212	6,182
Puma Biotechnology, Inc.†	600	1,416
Qualigen Therapeutics, Inc.†	2,000	1,140
RAPT Therapeutics, Inc.†	170	2,572
Regeneron Pharmaceuticals, Inc.†	79	52,070
REGENXBIO, Inc.†	127	3,526
Rigel Pharmaceuticals, Inc.†	1,273	3,004
Savara, Inc.†	4,400	5,192
Seelos Therapeutics, Inc.†	2,547	1,579
Selecta Biosciences, Inc.†	1,528	1,171
Sio Gene Therapies, Inc.†	2,122	596
Solid Biosciences, Inc.†	1,200	672
Synlogic, Inc.†	2,100	3,570
Tempest Therapeutics, Inc.†	800	2,888
Theravance Biopharma, Inc.†	300	2,895
UNITY Biotechnology, Inc.†	1,800	1,638
Verastem, Inc.†	2,207	3,134
Vir Biotechnology, Inc.†	170	3,459
Viracta Therapeutics, Inc.†	740	1,887
VYNE Therapeutics, Inc.†	2,600	1,092
Wave Life Sciences, Ltd.†	1,400	2,730
Xencor, Inc.†	50	1,249

		473,444

Medical-Drugs — 4.9%
AbbVie, Inc.	1,859	273,050
Aduro Biotech Holding, Inc. CVR(1)	460	0
Aeglea BioTherapeutics, Inc.†	1,300	1,872
Alector, Inc.†	339	3,254
Alkermes PLC†	400	11,540
Amphastar Pharmaceuticals, Inc.†	255	9,045
Assertio Holdings, Inc.†	1,200	2,532
Astellas Pharma, Inc.	1,700	25,883
AstraZeneca PLC	335	44,502
Bayer AG	1,957	128,991
Beyondspring, Inc.†	330	502
Bristol-Myers Squibb Co.	2,055	154,680
Chimerix, Inc.†	849	3,736
Chugai Pharmaceutical Co., Ltd.	900	27,010
Cyclerion Therapeutics, Inc.†	2,207	1,625
Eagle Pharmaceuticals, Inc.†	127	5,605
Eli Lilly & Co.	626	182,873
GlaxoSmithKline PLC	1,490	33,550
Gritstone Bio, Inc.†	594	1,538
Hikma Pharmaceuticals PLC	3,587	84,446
Ipsen SA	215	22,311
Johnson & Johnson	4,236	764,429
Jounce Therapeutics, Inc.†	594	3,148
Merck & Co., Inc.	5,772	511,919
Merck KGaA	150	27,817
Nippon Shinyaku Co., Ltd.	300	20,317
Novan, Inc.†	600	1,770
Novartis AG	1,089	96,341
Novo Nordisk A/S, Class B	1,715	196,148
Ono Pharmaceutical Co., Ltd.	1,500	38,486
Pfizer, Inc.	4,924	241,621
Roche Holding AG (NES)	887	328,515
Sanofi	2,013	211,870
Spectrum Pharmaceuticals, Inc.†	2,000	1,615
Syros Pharmaceuticals, Inc.†	1,600	1,347
Vanda Pharmaceuticals, Inc.†	424	4,206
Vaxcyte, Inc.†	50	1,210
Zoetis, Inc.	963	170,692

		3,639,996

Medical-Generic Drugs — 0.0%
Tracon Pharmaceuticals, Inc.†	800	1,608

Medical-HMO — 1.2%
Anthem, Inc.	242	121,467
Centene Corp.†	414	33,348
Tivity Health, Inc.†	424	13,623
UnitedHealth Group, Inc.	1,488	756,722

		925,160

Medical-Hospitals — 0.1%
HCA Healthcare, Inc.	328	70,372
Tenet Healthcare Corp.†	170	12,327
Universal Health Services, Inc., Class B	75	9,190

		91,889

Medical-Nursing Homes — 0.0%
Ensign Group, Inc.	254	20,404

Medical-Outpatient/Home Medical — 0.0%
Addus HomeCare Corp.†	110	9,271
Joint Corp.†	254	7,752
ModivCare, Inc.†	85	8,837

		25,860

Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	667	100,911
Cardinal Health, Inc.	1,307	75,871
McKesson Corp.	156	48,299
Owens & Minor, Inc.	314	11,144

		236,225

Metal Products-Distribution — 0.0%
Ryerson Holding Corp.	200	7,362

Metal-Aluminum — 0.1%
Alcoa Corp.	170	11,526
Norsk Hydro ASA	4,945	41,686

		53,212

Metal-Copper — 0.0%
Freeport-McMoRan, Inc.	574	23,276

Metal-Diversified — 0.7%
Glencore PLC	57,569	354,864
Lynas Corp., Ltd.†	2,500	15,718
Rio Tinto PLC	993	70,435
Rio Tinto, Ltd.	937	74,271
South32, Ltd.	10,000	33,327

		548,615

Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	1,600	33,030

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	1,140	29,236

Multimedia — 0.3%
Walt Disney Co.†	1,655	184,748

Networking Products — 0.7%
A10 Networks, Inc.	1,103	15,751
Arista Networks, Inc.†	667	77,085
Cisco Systems, Inc.	6,511	318,909
Extreme Networks, Inc.†	940	9,024
NETGEAR, Inc.†	170	3,689
Nokia Oyj	9,364	47,652
Telefonaktiebolaget LM Ericsson, Class B	3,030	24,331

		496,441

Non-Hazardous Waste Disposal — 0.3%
Waste Management, Inc.	1,556	255,869

Office Automation & Equipment — 0.1%
Canon, Inc.	1,400	32,169
FUJIFILM Holdings Corp.	400	22,092
Pitney Bowes, Inc.	849	4,474
Seiko Epson Corp.	1,300	18,153

		76,888

Oil & Gas Drilling — 0.0%
Drilling Co. of 1972 A/S†	59	2,947

Oil Companies-Exploration & Production — 1.0%
APA Corp.	258	10,560
Berry Corp.	1,443	15,830
Diamondback Energy, Inc.	119	15,021
EOG Resources, Inc.	566	66,086
EQT Corp.	1,904	75,684
Inpex Corp.	13,610	160,884
Laredo Petroleum, Inc.†	170	12,106
Lundin Energy AB	745	30,821
Marathon Oil Corp.	552	13,756
Oasis Petroleum, Inc.	85	11,276
Ovintiv, Inc.	736	37,676
PDC Energy, Inc.	150	10,461
Pioneer Natural Resources Co.	887	206,201
Ranger Oil Corp.†	424	13,504
SandRidge Energy, Inc.†	1,103	20,483
SM Energy Co.	600	21,318
Whiting Petroleum Corp.	100	7,305

		728,972

Oil Companies-Integrated — 2.0%
BP PLC	8,200	40,037
Chevron Corp.	2,375	372,091
Eni SpA	2,860	40,132
Equinor ASA	1,200	40,893
Exxon Mobil Corp.	4,999	426,165
Imperial Oil, Ltd.	700	35,244
Murphy Oil Corp.	500	19,040
OMV AG	585	29,869
Repsol SA	1,425	21,381
Shell PLC (XAMS)	1,179	31,873
Shell PLC (LSE)	7,686	208,030
TotalEnergies SE	4,057	199,895

		1,464,650

Oil Refining & Marketing — 0.0%
Valero Energy Corp.	308	34,336

Oil-Field Services — 0.0%
MRC Global, Inc.†	1,188	14,244
NOW, Inc.†	1,800	19,620

		33,864

Optical Supplies — 0.0%
STAAR Surgical Co.†	85	4,853

Paper & Related Products — 0.1%
International Paper Co.	1,256	58,128
Resolute Forest Products, Inc.	1,200	16,728

		74,856

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	335	24,586

Pharmacy Services — 0.3%
Cigna Corp.	263	64,903
CVS Health Corp.	1,667	160,249

		225,152

Pipelines — 0.2%
Golar LNG, Ltd.†	700	15,624
Kinder Morgan, Inc.	5,057	91,785
ONEOK, Inc.	316	20,012

		127,421

Poultry — 0.0%
Sanderson Farms, Inc.	83	15,718

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	809	24,234
Schneider Electric SE	618	88,018

		112,252

Private Corrections — 0.0%
CoreCivic, Inc.†	764	9,497

Private Equity — 0.0%
3i Group PLC	1,397	22,795

Protection/Safety — 0.0%
Alarm.com Holdings, Inc.†	150	9,162
Vivint Smart Home, Inc.†	1,103	5,780

		14,942

Publishing-Newspapers — 0.0%
Gannett Co, Inc.†	1,103	4,423

Publishing-Periodicals — 0.1%
Wolters Kluwer NV	420	42,483

Racetracks — 0.0%
Penn National Gaming, Inc.†	85	3,108

Real Estate Investment Trusts — 0.7%
American Tower Corp.	719	173,293
Apple Hospitality REIT, Inc.	1,000	17,690
Braemar Hotels & Resorts, Inc.	1,273	7,714
Chatham Lodging Trust†	483	6,936
Dexus†	3,300	25,714
DiamondRock Hospitality Co.†	1,273	13,519
Equinix, Inc.	134	96,357
GEO Group, Inc.†	1,103	7,203
Hersha Hospitality Trust†	1,443	14,112
Outfront Media, Inc.	600	15,360
Park Hotels & Resorts, Inc.	354	6,977
Pebblebrook Hotel Trust	339	8,278

Piedmont Office Realty Trust, Inc., Class A	339	5,458
Preferred Apartment Communities, Inc.	679	16,893
RLJ Lodging Trust	679	9,520
Stockland	9,404	27,090
Summit Hotel Properties, Inc.†	764	7,541
Sunstone Hotel Investors, Inc.†	1,103	13,512
Xenia Hotels & Resorts, Inc.†	600	11,574

		484,741

Real Estate Management/Services — 0.3%
CBRE Group, Inc., Class A†	131	10,878
Cushman & Wakefield PLC†	550	9,845
Daito Trust Construction Co., Ltd.	1,731	166,607
Douglas Elliman, Inc.	467	2,830
eXp World Holdings, Inc.	400	5,356
Jones Lang LaSalle, Inc.†	49	10,718
Marcus & Millichap, Inc.	212	9,495
Newmark Group, Inc., Class A	860	10,449
RE/MAX Holdings, Inc., Class A	100	2,346
Realogy Holdings Corp.†	700	7,672

		236,196

Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	5,000	33,849
LEG Immobilien SE	124	12,758
Mitsui Fudosan Co., Ltd.	900	18,991
PSP Swiss Property AG	179	22,582
Sun Hung Kai Properties, Ltd.	2,500	28,803

		116,983

Recreational Vehicles — 0.0%
Brunswick Corp.	76	5,746

Recycling — 0.0%
PureCycle Technologies, Inc.†	800	6,240

Rental Auto/Equipment — 0.1%
AMERCO	18	9,639
Ashtead Group PLC	535	27,660
Herc Holdings, Inc.	127	16,233
Textainer Group Holdings, Ltd.	305	10,230
Triton International, Ltd.	250	15,273
United Rentals, Inc.†	54	17,092

		96,127

Retail-Apparel/Shoe — 0.2%
Genesco, Inc.†	150	9,305
Hennes & Mauritz AB, Class B	1,241	15,610
Industria de Diseno Textil SA	4,637	97,238
JD Sports Fashion PLC	5,395	8,929
Next PLC	315	23,641

		154,723

Retail-Auto Parts — 0.2%
Advance Auto Parts, Inc.	461	92,029
AutoZone, Inc.†	17	33,243
Genuine Parts Co.	140	18,207
O’Reilly Automotive, Inc.†	38	23,049

		166,528

Retail-Automobile — 0.0%
AutoNation, Inc.†	85	9,852
Penske Automotive Group, Inc.	60	6,289
Rush Enterprises, Inc., Class A	286	14,552

		30,693

Retail-Building Products — 0.7%
BlueLinx Holdings, Inc.†	254	16,934
Home Depot, Inc.	1,154	346,662
Kingfisher PLC	4,967	15,614
Lowe’s Cos., Inc.	710	140,388
Patrick Industries, Inc.	85	5,291

		524,889

Retail-Consumer Electronics — 0.0%
Yamada Holdings Co., Ltd.†	5,400	16,087

Retail-Convenience Store — 0.1%
Lawson, Inc.	1,200	44,077

Retail-Discount — 0.8%
B&M European Value Retail SA	4,455	27,314
BJ’s Wholesale Club Holdings, Inc.†	103	6,628
Canadian Tire Corp., Ltd., Class A	200	27,548
Dollar General Corp.	180	42,756
Target Corp.	744	170,116
Walmart, Inc.	2,084	318,831

		593,193

Retail-Drug Store — 0.1%
Sundrug Co., Ltd.	400	9,306
Walgreens Boots Alliance, Inc.	1,846	78,271

		87,577

Retail-Gardening Products — 0.1%
Tractor Supply Co.	465	93,674

Retail-Home Furnishings — 0.0%
Williams-Sonoma, Inc.	57	7,437

Retail-Jewelry — 0.4%
Cie Financiere Richemont SA	1,385	160,997
Movado Group, Inc.	254	9,137
Pandora A/S	476	41,285
Signet Jewelers, Ltd.	190	13,338
Swatch Group AG (TRQX)	372	18,314
Swatch Group AG (XEGT)	89	22,983

		266,054

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	305	12,481

Retail-Major Department Stores — 0.3%
TJX Cos., Inc.	3,343	204,859

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	85	4,496

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	180	71,424

Retail-Regional Department Stores — 0.0%
Macy’s, Inc.	564	13,632

Retail-Restaurants — 0.2%
Bloomin’ Brands, Inc.	509	11,193
Brinker International, Inc.†	170	6,176
Cheesecake Factory, Inc.†	270	9,966
Cracker Barrel Old Country Store, Inc.	46	5,106

Darden Restaurants, Inc.	47	6,191
Dave & Buster’s Entertainment, Inc.†	254	11,557
Fiesta Restaurant Group, Inc.†	300	2,040
Jack in the Box, Inc.	77	6,372
McDonald’s Corp.	232	57,805
Red Robin Gourmet Burgers, Inc.†	100	1,319
Ruth’s Hospitality Group, Inc.	212	4,446

		122,171

Retail-Sporting Goods — 0.1%
Academy Sports & Outdoors, Inc.	424	15,841
Big 5 Sporting Goods Corp.	594	8,595
Dick’s Sporting Goods, Inc.	172	16,584
Hibbett, Inc.	230	9,931

		50,951

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	679	9,044
Nokian Renkaat Oyj	629	8,460
Yokohama Rubber Co., Ltd.	1,200	16,009

		33,513

Satellite Telecom — 0.1%
EchoStar Corp., Class A†	375	8,756
Eutelsat Communications SA	4,300	47,802

		56,558

Savings & Loans/Thrifts — 0.1%
Berkshire Hills Bancorp, Inc.	424	10,490
First Financial Northwest, Inc.	661	11,303
Flushing Financial Corp.	424	9,116
HomeTrust Bancshares, Inc.	170	4,595

		35,504

Schools — 0.0%
Perdoceo Education Corp.†	300	3,354

Semiconductor Components-Integrated Circuits — 0.1%
QUALCOMM, Inc.	470	65,654
United Microelectronics Corp.	6,000	9,612

		75,266

Semiconductor Equipment — 0.6%
ASM International NV	117	34,938
ASML Holding NV	326	183,789
ASML Holding NV(XAMS)	265	149,929
Axcelis Technologies, Inc.†	233	12,687
BE Semiconductor Industries NV	269	16,289
KLA Corp.	63	20,113
Kulicke & Soffa Industries, Inc.	255	11,835
Teradyne, Inc.	67	7,066
Tokyo Electron, Ltd.	100	42,421

		479,067

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	30	6,382

Steel Pipe & Tube — 0.1%
Tenaris SA	4,336	66,108

Steel-Producers — 0.5%
ArcelorMittal	4,293	125,527
ArcelorMittal SA	4,060	118,517
BlueScope Steel, Ltd.	1,438	20,386
Evraz PLC(1)	3,725	1,327
Nucor Corp.	292	45,196
Reliance Steel & Aluminum Co.	62	12,292
Steel Dynamics, Inc.	204	17,493
thyssenkrupp AG†	1,618	12,593
voestalpine AG	539	14,056

		367,387

Telecom Services — 0.0%
BCE, Inc.	400	21,266
Ooma, Inc.†	339	4,353

		25,619

Telecommunication Equipment — 0.1%
ADTRAN, Inc.	705	12,260
Juniper Networks, Inc.	1,800	56,736

		68,996

Telephone-Integrated — 0.6%
AT&T, Inc.	2,940	55,448
KDDI Corp.	1,600	53,049
Koninklijke KPN NV	8,992	31,100
Nippon Telegraph & Telephone Corp.	3,200	94,532
Shenandoah Telecommunications Co.	170	3,434
SoftBank Group Corp.	600	24,223
Telefonica SA	8,000	38,927
Telephone & Data Systems, Inc.	424	7,768
Verizon Communications, Inc.	2,855	132,186

		440,667

Television — 0.0%
Nexstar Media Group, Inc., Class A	15	2,376

Textile-Apparel — 0.1%
LVMH Moet Hennessy Louis Vuitton SE	100	63,990

Therapeutics — 0.0%
Akebia Therapeutics, Inc.†	2,300	955
Anika Therapeutics, Inc.†	120	2,584

		3,539

Tobacco — 0.5%
Altria Group, Inc.	2,406	133,701
Japan Tobacco, Inc.	1,200	20,530
KT&G Corp.	700	45,957
Philip Morris International, Inc.	1,175	117,500
Swedish Match AB	3,785	30,162
Turning Point Brands, Inc.	170	5,336
Vector Group, Ltd.	934	11,880

		365,066

Tools-Hand Held — 0.0%
Snap-on, Inc.	52	11,049

Toys — 0.1%
Nintendo Co., Ltd.	200	92,172

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	1,018	7,879

Transactional Software — 0.0%
SimCorp A/S	161	11,294

Transport-Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	85	3,630

Transport-Marine — 0.1%
AP Moller - Maersk A/S, Series B	29	83,211
ZIM Integrated Shipping Services, Ltd.	300	16,689

		99,900

Transport-Rail — 0.3%
Aurizon Holdings, Ltd.	20,359	57,726
Canadian Pacific Railway, Ltd.	1,012	74,099
Union Pacific Corp.	228	53,418

		185,243

Transport-Services — 0.9%
C.H. Robinson Worldwide, Inc.	92	9,766
Deutsche Post AG	809	34,923
Expeditors International of Washington, Inc.	120	11,888
Kamigumi Co., Ltd.	700	11,898
Kuehne & Nagel International AG	155	43,464
Royal Mail PLC	3,726	15,990
United Parcel Service, Inc., Class B	2,710	487,746
Yamato Holdings Co., Ltd.	1,000	18,756

		634,431

Transport-Truck — 0.1%
ArcBest Corp.	170	12,267
Covenant Logistics Group, Inc.	500	10,270
Knight-Swift Transportation Holdings, Inc.	125	5,986
Werner Enterprises, Inc.	382	15,139

		43,662

Vitamins & Nutrition Products — 0.0%
China Feihe, Ltd.*	7,000	6,597
Nature’s Sunshine Products, Inc.†	339	5,614
USANA Health Sciences, Inc.†	85	6,516

		18,727

Water — 0.0%
Consolidated Water Co., Ltd.	800	8,704
Essential Utilities, Inc.	161	7,206

		15,910

Web Portals/ISP — 0.7%
Alphabet, Inc., Class A†	118	269,298
Alphabet, Inc., Class C†	106	243,729

		513,027

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	190	40,601

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	297	5,895

Total Common Stocks (cost $41,296,322)		45,994,782

U.S. CORPORATE BONDS & NOTES — 14.2%
Aerospace/Defense — 0.4%
Northrop Grumman Corp. Senior Notes 2.93% due 01/15/2025	335,000	329,194

Banks-Super Regional — 0.6%
US Bancorp Senior Notes 1.38% due 07/22/2030	245,000	200,094
Wells Fargo & Co. Senior Notes 3.00% due 10/23/2026	220,000	210,248

		410,342

Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc. Senior Notes 2.25% due 03/19/2025	340,000	331,974

Cable/Satellite TV — 0.3%
Comcast Corp. Company Guar. Notes 3.70% due 04/15/2024	220,000	222,024

Commercial Services-Finance — 0.3%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	250,000	236,558

Computers — 0.4%
Apple, Inc. Senior Notes 3.75% due 11/13/2047	325,000	306,082

Diversified Banking Institutions — 1.4%
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	330,000	324,130
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	255,000	246,356
Goldman Sachs Group, Inc. Senior Notes 4.80% due 07/08/2044	305,000	303,646
JPMorgan Chase & Co. Senior Notes 5.40% due 01/06/2042	190,000	203,258

		1,077,390

Diversified Manufacturing Operations — 0.4%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	255,000	298,228

Drug Delivery Systems — 0.3%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	230,000	226,278

Electronic Components-Semiconductors — 0.7%
Intel Corp. Senior Notes 3.90% due 03/25/2030	205,000	203,103
NVIDIA Corp. Senior Notes 3.20% due 09/16/2026	325,000	324,184

		527,287

Enterprise Software/Service — 0.4%
Oracle Corp. Senior Notes 2.50% due 04/01/2025	340,000	324,676

Finance-Credit Card — 1.0%
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	335,000	329,405
Mastercard, Inc. Senior Notes 3.30% due 03/26/2027	215,000	213,594
Visa, Inc. Senior Notes 4.30% due 12/14/2045	205,000	206,348

		749,347

Insurance-Life/Health — 0.3%
Prudential Financial, Inc. Senior Bonds 4.60% due 05/15/2044	210,000	208,105

Insurance-Multi-line — 0.3%
MetLife, Inc. Senior Notes 3.60% due 04/10/2024	220,000	221,661

Insurance-Property/Casualty — 0.3%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	230,000	230,801

Medical-Biomedical/Gene — 0.4%
Gilead Sciences, Inc. Senior Notes 2.95% due 03/01/2027	335,000	320,610

Medical-HMO — 0.9%
Humana, Inc. Senior Notes 3.95% due 08/15/2049	235,000	207,961
UnitedHealth Group, Inc. Senior Notes 3.70% due 08/15/2049	225,000	201,384
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	250,000	250,136

		659,481

Multimedia — 0.6%
Walt Disney Co. Company Guar. Notes 3.00% due 02/13/2026	440,000	432,854

Oil Companies-Integrated — 0.6%
Chevron USA, Inc. Company Guar. Notes 3.90% due 11/15/2024	220,000	223,246
Exxon Mobil Corp. Senior Notes 3.57% due 03/06/2045	245,000	215,639

		438,885

Pharmacy Services — 0.6%
Cigna Corp. Senior Notes 1.25% due 03/15/2026	240,000	218,232
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	220,000	217,979

		436,211

Pipelines — 1.0%
Enterprise Products Operating LLC Company Guar. Notes 3.75% due 02/15/2025	325,000	325,706
MPLX LP Senior Notes 2.65% due 08/15/2030	235,000	203,037
Williams Cos., Inc. Senior Notes 3.70% due 01/15/2023	225,000	226,030

		754,773

Retail-Building Products — 0.6%
Home Depot, Inc. Senior Notes 3.00% due 04/01/2026	220,000	216,627
Lowe’s Cos., Inc. Senior Notes 4.55% due 04/05/2049	210,000	199,003

		415,630

Retail-Major Department Stores — 0.3%
TJX Cos., Inc. Senior Notes 2.25% due 09/15/2026	225,000	213,453

Retail-Restaurants — 0.3%
McDonald’s Corp. Senior Notes 3.38% due 05/26/2025	220,000	219,424

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 5.35% due 09/01/2040	185,000	195,531
Verizon Communications, Inc. Senior Notes 2.88% due 11/20/2050	270,000	197,797

		393,328

Transport-Rail — 0.6%
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	240,000	209,689
CSX Corp. Senior Notes 3.80% due 03/01/2028	210,000	208,827

		418,516

Transport-Services — 0.3%
FedEx Corp. Company Guar. Notes 4.75% due 11/15/2045	215,000	205,021

Total U.S. Corporate Bonds & Notes (cost $11,783,523)		10,608,133

U.S. GOVERNMENT TREASURIES — 14.2%
United States Treasury Bonds — 3.4%
United States Treasury Bonds
1.13% due 05/15/2040	525,000	379,435
1.25% due 05/15/2050	645,000	432,150
2.75% due 11/15/2047	425,000	399,019
3.00% due 08/15/2048	710,000	701,402
3.38% due 05/15/2044	625,000	643,677

		2,555,683

United States Treasury Notes — 10.8%
United States Treasury Notes
1.13% due 02/15/2031	840,000	725,780
1.63% due 08/15/2029	918,000	841,082
2.00% due 02/15/2025	1,247,000	1,218,163
2.00% due 11/15/2026	1,470,000	1,410,683
2.13% due 06/30/2022	225,000	225,533
2.13% due 02/29/2024	1,000,000	990,742
2.25% due 01/31/2024	325,000	322,880
2.25% due 11/15/2024	647,000	637,497
2.25% due 02/15/2027	1,120,000	1,085,613
2.63% due 02/15/2029	635,000	622,672

		8,080,645

Total U.S. Government Treasuries (cost $11,896,138)		10,636,328

EXCHANGE-TRADED FUNDS — 4.9%
iShares Core High Dividend ETF	4,940	512,080
iShares Core S&P 500 ETF	3,444	1,424,301
iShares Edge MSCI USA Momentum Factor ETF	4,620	678,817
iShares MSCI USA Quality Factor ETF	3,894	480,831
iShares Russell 1000 Value ETF	640	100,115
Vanguard Value ETF	3,560	500,892

Total Exchange-Traded Funds (cost $4,042,069)		3,697,036

WARRANTS — 0.0%
Retail-Jewelry — 0.0%
Cie Financiere Richemont SA Expires 11/29/2023† (cost $0)	1,057	750

Total Long-Term Investment Securities (cost $69,018,052)		70,937,029

SHORT-TERM INVESTMENT SECURITIES — 4.8%
Registered Investment Companies — 4.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(2) (cost $3,632,427)	3,632,427	3,632,427

TOTAL INVESTMENTS (cost $72,650,479)	99.5%	74,569,456
Other assets less liabilities	0.5	394,071

NET ASSETS	100.0%	$74,963,527

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $212,108 representing 0.3% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	The rate shown is the 7-day yield as of April 30, 2022

ADR — American Depositary Receipt

CDI — Chess Depositary Interest

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

LSE — London Stock Exchange

SEHK — Hong Kong Stock Exchange

TRQX — Turquoise Stock Exchange

TSX — Toronto Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
20	Long	S&P 500 E-Mini Index	June 2022	$4,247,925	$4,127,500	$(120,425)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$421,970	$42,088	**	$9,386	$473,444
Medical-Drugs	2,353,809	1,286,187	**	0	3,639,996
Steel-Producers	200,808	165,552	**	1,327	367,687
Other Industries	29,709,741	11,803,914	**	—	41,513,655
U.S. Corporate Bonds & Notes	—	10,608,133		—	10,608,133
U.S. Government Treasuries	—	10,636,328		—	10,636,328
Exchange-Traded Funds	3,697,036	—		—	3,697,036
Warrants	750	—		—	750
Short-Term Investment Securities	3,632,427	—		—	3,632,427

Total Investments at Value	$40,016,541	$34,542,202		$10,713	$74,569,456

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$120,425	$—		$—	$120,425

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Franklin U.S. Equity Smart Beta Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.9%
Advertising Agencies — 0.5%
Interpublic Group of Cos., Inc.	9,046	$295,081
Omnicom Group, Inc.	5,554	422,826

		717,907

Aerospace/Defense — 2.6%
General Dynamics Corp.	2,589	612,376
Lockheed Martin Corp.	4,582	1,979,974
Northrop Grumman Corp.	2,880	1,265,472

		3,857,822

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	5,424	485,773
Bunge, Ltd.	1,355	153,278

		639,051

Apparel Manufacturers — 0.1%
Carter’s, Inc.	1,093	92,074

Appliances — 0.1%
Whirlpool Corp.	649	117,806

Applications Software — 1.6%
Intuit, Inc.	2,428	1,016,725
Microsoft Corp.	4,729	1,312,392

		2,329,117

Athletic Footwear — 0.6%
NIKE, Inc., Class B	6,934	864,670

Auto-Heavy Duty Trucks — 0.8%
Cummins, Inc.	3,798	718,543
PACCAR, Inc.	6,413	532,600

		1,251,143

Auto/Truck Parts & Equipment-Original — 0.2%
Allison Transmission Holdings, Inc.	2,366	88,583
Gentex Corp.	6,633	194,679

		283,262

Banks-Commercial — 0.1%
M&T Bank Corp.	696	115,981

Beverages-Non-alcoholic — 2.9%
Coca-Cola Co.	29,541	1,908,644
Monster Beverage Corp.†	8,628	739,247
PepsiCo, Inc.	9,601	1,648,588

		4,296,479

Brewery — 0.0%
Boston Beer Co., Inc., Class A†	143	53,625

Broadcast Services/Program — 0.3%
Fox Corp., Class A	3,230	115,763
Warner Bros. Discovery, Inc.†	16,219	294,375

		410,138

Building & Construction Products-Misc. — 0.1%
Louisiana-Pacific Corp.	1,162	74,972
Trex Co., Inc.†	1,908	111,027

		185,999

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	701	149,446

Building Products-Cement — 0.0%
Eagle Materials, Inc.	406	50,068

Building-Maintenance & Services — 0.1%
Rollins, Inc.	5,841	195,907

Building-Residential/Commercial — 0.8%
D.R. Horton, Inc.	5,891	409,955
Lennar Corp., Class A	2,760	211,113
NVR, Inc.†	78	341,344
PulteGroup, Inc.	5,512	230,181

		1,192,593

Cable/Satellite TV — 0.8%
Comcast Corp., Class A	31,121	1,237,371

Chemicals-Diversified — 1.2%
Celanese Corp.	2,422	355,889
Dow, Inc.	8,304	552,216
Huntsman Corp.	3,378	114,413
LyondellBasell Industries NV, Class A	7,735	820,142

		1,842,660

Chemicals-Specialty — 0.0%
NewMarket Corp.	181	58,754

Commercial Services — 0.6%
Cintas Corp.	1,999	794,123
Quanta Services, Inc.	1,372	159,124

		953,247

Commercial Services-Finance — 2.7%
Automatic Data Processing, Inc.	6,690	1,459,624
H&R Block, Inc.	5,190	135,304
Moody’s Corp.	3,396	1,074,766
S&P Global, Inc.	3,442	1,295,913

		3,965,607

Communications Software — 0.1%
Zoom Video Communications, Inc., Class A†	2,222	221,245

Computer Aided Design — 0.3%
Aspen Technology, Inc.†	1,446	229,249
Cadence Design Systems, Inc.†	1,560	235,326

		464,575

Computer Data Security — 0.4%
Fortinet, Inc.†	2,211	639,001

Computer Services — 2.9%
Accenture PLC, Class A	4,438	1,332,998
Amdocs, Ltd.	3,331	265,447
Cognizant Technology Solutions Corp., Class A	12,000	970,800
EPAM Systems, Inc.†	572	151,574
International Business Machines Corp.	12,732	1,683,298

		4,404,117

Computer Software — 0.2%
Akamai Technologies, Inc.†	2,474	277,781

Computers — 2.1%
Apple, Inc.	9,418	1,484,748
Dell Technologies, Inc., Class C	1,490	70,045
Hewlett Packard Enterprise Co.	13,729	211,564
HP, Inc.	37,777	1,383,771

		3,150,128

Computers-Memory Devices — 0.3%
NetApp, Inc.	5,909	432,834

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	2,696	220,074
FTI Consulting, Inc.†	535	84,375

		304,449

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	3,631	504,092

Containers-Paper/Plastic — 0.4%
Amcor PLC	15,784	187,198
Packaging Corp. of America	2,232	359,732

		546,930

Cosmetics & Toiletries — 2.2%
Colgate-Palmolive Co.	4,454	343,181
Estee Lauder Cos., Inc., Class A	4,657	1,229,727
Procter & Gamble Co.	10,654	1,710,500

		3,283,408

Data Processing/Management — 1.1%
Fair Isaac Corp.†	414	154,633
Jack Henry & Associates, Inc.	1,885	357,358
Paychex, Inc.	8,586	1,088,104

		1,600,095

Diagnostic Equipment — 1.1%
Thermo Fisher Scientific, Inc.	2,447	1,352,995
Waters Corp.†	1,028	311,505

		1,664,500

Diagnostic Kits — 0.5%
Hologic, Inc.†	1,388	99,922
IDEXX Laboratories, Inc.†	1,377	592,771
Quidel Corp.†	546	54,939

		747,632

Distribution/Wholesale — 1.8%
Copart, Inc.†	5,080	577,342
Fastenal Co.	16,024	886,288
Pool Corp.	1,056	427,912
Watsco, Inc.	840	224,095
WW Grainger, Inc.	1,167	583,535

		2,699,172

Diversified Manufacturing Operations — 2.3%
3M Co.	9,049	1,305,047
A.O. Smith Corp.	2,287	133,629
Eaton Corp. PLC	5,117	742,067
Illinois Tool Works, Inc.	6,727	1,325,959

		3,506,702

E-Commerce/Products — 0.3%
eBay, Inc.	9,639	500,457

Electric Products-Misc. — 0.9%
Emerson Electric Co.	14,372	1,296,067

Electric-Distribution — 0.5%
Consolidated Edison, Inc.	7,780	721,517

Electric-Integrated — 2.7%
Alliant Energy Corp.	5,356	314,986
Ameren Corp.	4,933	458,276
American Electric Power Co., Inc.	8,172	809,927
Evergy, Inc.	4,613	312,992
Hawaiian Electric Industries, Inc.	2,481	101,994
OGE Energy Corp.	1,991	77,012
Southern Co.	20,927	1,535,832
WEC Energy Group, Inc.	4,733	473,537

		4,084,556

Electronic Components-Misc. — 0.4%
Garmin, Ltd.	3,739	410,318
Hubbell, Inc.	710	138,705

		549,023

Electronic Components-Semiconductors — 3.0%
Advanced Micro Devices, Inc.†	10,814	924,813
Intel Corp.	32,033	1,396,318
Monolithic Power Systems, Inc.	715	280,452
Skyworks Solutions, Inc.	4,502	510,077
Texas Instruments, Inc.	8,117	1,381,919

		4,493,579

Electronic Forms — 0.6%
Adobe, Inc.†	2,335	924,543

Electronic Measurement Instruments — 0.1%
Keysight Technologies, Inc.†	1,032	144,759

Electronic Security Devices — 0.1%
Allegion PLC	1,621	185,183

Enterprise Software/Service — 0.9%
Manhattan Associates, Inc.†	343	44,779
Oracle Corp.	17,944	1,317,089

		1,361,868

Entertainment Software — 0.9%
Activision Blizzard, Inc.	11,589	876,129
Electronic Arts, Inc.	4,268	503,837

		1,379,966

Finance-Consumer Loans — 0.2%
Synchrony Financial	6,115	225,093

Finance-Credit Card — 1.3%
Mastercard, Inc., Class A	5,083	1,847,060
Western Union Co.	2,425	40,643

		1,887,703

Finance-Investment Banker/Broker — 0.2%
Evercore, Inc., Class A	667	70,535
Jefferies Financial Group, Inc.	3,511	107,998
Lazard, Ltd., Class A	2,581	84,580

		263,113

Finance-Other Services — 0.1%
Cboe Global Markets, Inc.	586	66,206
SEI Investments Co.	2,577	143,591

		209,797

Food-Baking — 0.1%
Flowers Foods, Inc.	4,811	127,588

Food-Confectionery — 0.8%
Hershey Co.	4,049	914,143
J.M. Smucker Co.	2,490	340,955

		1,255,098

Food-Meat Products — 0.7%
Hormel Foods Corp.	6,991	366,258
Tyson Foods, Inc., Class A	6,993	651,468

		1,017,726

Food-Misc./Diversified — 1.3%
Campbell Soup Co.	3,138	148,176
Conagra Brands, Inc.	4,651	162,459
General Mills, Inc.	15,761	1,114,776
Ingredion, Inc.	1,605	136,602
Kellogg Co.	5,496	376,476

		1,938,489

Food-Retail — 0.6%
Kroger Co.	16,036	865,303

Gas-Distribution — 0.1%
National Fuel Gas Co.	941	65,992
UGI Corp.	2,165	74,260

		140,252

Gold Mining — 0.6%
Newmont Corp.	12,128	883,525

Human Resources — 0.2%
ManpowerGroup, Inc.	560	50,512
Robert Half International, Inc.	3,207	315,280

		365,792

Independent Power Producers — 0.0%
NRG Energy, Inc.	1,596	57,296

Industrial Automated/Robotic — 0.5%
Rockwell Automation, Inc.	3,016	762,053

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	4,322	1,011,650

Instruments-Controls — 0.5%
Mettler-Toledo International, Inc.†	599	765,240

Insurance-Property/Casualty — 0.7%
Old Republic International Corp.	2,894	63,697
Progressive Corp.	9,558	1,026,147

		1,089,844

Internet Content-Entertainment — 0.7%
Meta Platforms, Inc., Class A†	4,882	978,695

Internet Infrastructure Software — 0.2%
F5, Inc.†	1,475	246,930

Investment Management/Advisor Services — 0.4%
Invesco, Ltd.	7,761	142,647
T. Rowe Price Group, Inc.	4,270	525,381

		668,028

Lighting Products & Systems — 0.0%
Acuity Brands, Inc.	344	59,333

Machine Tools & Related Products — 0.1%
Lincoln Electric Holdings, Inc.	926	124,760

Machinery-Farming — 0.2%
Toro Co.	2,780	222,761

Machinery-Pumps — 0.2%
Graco, Inc.	4,050	251,181

Medical Labs & Testing Services — 0.3%
Laboratory Corp. of America Holdings†	930	223,461
Quest Diagnostics, Inc.	1,798	240,644

		464,105

Medical Products — 0.3%
Cooper Cos., Inc.	264	95,315
West Pharmaceutical Services, Inc.	1,268	399,496

		494,811

Medical-Biomedical/Gene — 4.8%
Amgen, Inc.	7,853	1,831,241
Bio-Rad Laboratories, Inc., Class A†	292	149,521
Biogen, Inc.†	3,737	775,203
Gilead Sciences, Inc.	22,323	1,324,647
Moderna, Inc.†	4,122	554,038
Regeneron Pharmaceuticals, Inc.†	2,010	1,324,811
United Therapeutics Corp.†	428	75,996
Vertex Pharmaceuticals, Inc.†	4,280	1,169,382

		7,204,839

Medical-Drugs — 8.1%
AbbVie, Inc.	13,260	1,947,629
Bristol-Myers Squibb Co.	27,714	2,086,033
Eli Lilly & Co.	6,319	1,845,969
Johnson & Johnson	9,933	1,792,509
Merck & Co., Inc.	20,421	1,811,139
Organon & Co.	3,157	102,066
Pfizer, Inc.	28,017	1,374,794
Zoetis, Inc.	6,957	1,233,128

		12,193,267

Medical-HMO — 1.2%
UnitedHealth Group, Inc.	3,500	1,779,925

Medical-Outpatient/Home Medical — 0.1%
Chemed Corp.	374	183,780

Medical-Wholesale Drug Distribution — 0.2%
Cardinal Health, Inc.	3,012	174,847
Premier, Inc., Class A	2,031	73,542

		248,389

Metal-Copper — 0.1%
Southern Copper Corp.	1,180	73,479

Multimedia — 0.3%
FactSet Research Systems, Inc.	954	384,929

Networking Products — 1.2%
Arista Networks, Inc.†	3,672	424,373
Cisco Systems, Inc.	28,207	1,381,579

		1,805,952

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	1,372	247,783

Oil Companies-Exploration & Production — 0.2%
Coterra Energy, Inc.	11,585	333,532

Paper & Related Products — 0.2%
International Paper Co.	5,730	265,184

Pharmacy Services — 0.8%
CVS Health Corp.	12,928	1,242,769

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	994	218,064

Real Estate Investment Trusts — 2.6%
CubeSmart	2,020	95,970
Extra Space Storage, Inc.	1,738	330,220
Life Storage, Inc.	786	104,137
National Retail Properties, Inc.	4,490	196,842
Public Storage	4,370	1,623,455
Realty Income Corp.	9,270	642,967
SL Green Realty Corp.	719	49,769
Spirit Realty Capital, Inc.	2,777	120,661
STORE Capital Corp.	5,519	156,905
VICI Properties, Inc.	7,569	225,632
WP Carey, Inc.	4,026	325,180

		3,871,738

Recreational Vehicles — 0.1%
Brunswick Corp.	796	60,186
Polaris, Inc.	615	58,388

		118,574

Rental Auto/Equipment — 0.0%
AMERCO	92	49,264

Respiratory Products — 0.5%
ResMed, Inc.	3,480	695,896

Retail-Apparel/Shoe — 0.1%
Foot Locker, Inc.	3,004	88,047

Retail-Auto Parts — 1.5%
AutoZone, Inc.†	519	1,014,889
Genuine Parts Co.	1,452	188,833
O’Reilly Automotive, Inc.†	1,808	1,096,642

		2,300,364

Retail-Automobile — 0.0%
AutoNation, Inc.†	493	57,144

Retail-Building Products — 1.3%
Home Depot, Inc.	3,840	1,153,536
Lowe’s Cos., Inc.	3,772	745,838

		1,899,374

Retail-Catalog Shopping — 0.1%
MSC Industrial Direct Co., Inc., Class A	1,104	91,477

Retail-Consumer Electronics — 0.4%
Best Buy Co., Inc.	6,686	601,272

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	843	169,696

Retail-Discount — 4.1%
Costco Wholesale Corp.	2,857	1,519,124
Dollar General Corp.	5,919	1,405,940
Target Corp.	6,453	1,475,478
Walmart, Inc.	10,946	1,674,629

		6,075,171

Retail-Drug Store — 0.5%
Walgreens Boots Alliance, Inc.	17,336	735,046

Retail-Gardening Products — 0.4%
Tractor Supply Co.	3,172	638,999

Retail-Home Furnishings — 0.2%
Williams-Sonoma, Inc.	2,216	289,144

Retail-Restaurants — 1.1%
McDonald’s Corp.	6,312	1,572,698

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	755	72,797

Savings & Loans/Thrifts — 0.0%
New York Community Bancorp, Inc.	4,607	42,569

Schools — 0.0%
Grand Canyon Education, Inc.†	681	65,356

Semiconductor Components-Integrated Circuits — 0.8%
QUALCOMM, Inc.	8,560	1,195,746

Semiconductor Equipment — 2.5%
Applied Materials, Inc.	10,575	1,166,951
KLA Corp.	3,843	1,226,916
Lam Research Corp.	2,300	1,071,248
Teradyne, Inc.	2,098	221,255

		3,686,370

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc.	996	211,889

Soap & Cleaning Preparation — 0.4%
Church & Dwight Co., Inc.	5,980	583,409

Steel-Producers — 1.2%
Cleveland-Cliffs, Inc.†	2,753	70,174
Nucor Corp.	6,735	1,042,443
Reliance Steel & Aluminum Co.	1,256	249,002
Steel Dynamics, Inc.	4,773	409,285

		1,770,904

Telephone-Integrated — 1.8%
AT&T, Inc.	66,496	1,254,115
Verizon Communications, Inc.	30,767	1,424,512

		2,678,627

Tobacco — 2.5%
Altria Group, Inc.	35,962	1,998,408
Philip Morris International, Inc.	18,083	1,808,300

		3,806,708

Tools-Hand Held — 0.2%
Snap-on, Inc.	1,223	259,875

Transport-Rail — 1.0%
Union Pacific Corp.	6,610	1,548,657

Transport-Services — 1.5%
C.H. Robinson Worldwide, Inc.	3,486	370,039
Expeditors International of Washington, Inc.	4,485	444,329
United Parcel Service, Inc., Class B	7,945	1,429,941

		2,244,309

Transport-Truck — 0.7%
JB Hunt Transport Services, Inc.	2,143	366,132
Knight-Swift Transportation Holdings, Inc.	906	43,388
Landstar System, Inc.	980	151,802
Old Dominion Freight Line, Inc.	1,977	553,797

		1,115,119

Web Portals/ISP — 0.8%
Alphabet, Inc., Class A†	282	643,578
Alphabet, Inc., Class C†	264	607,023

		1,250,601

Wireless Equipment — 0.6%
Motorola Solutions, Inc.	4,019	858,820

Total Long-Term Investment Securities (cost $126,829,735)		148,152,624

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(1) (cost $1,591,823)	1,591,823	1,591,823

TOTAL INVESTMENTS (cost $128,421,558)	100.0%	149,744,447
Other assets less liabilities	0.0	24,895

NET ASSETS	100.0%	$149,769,342

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of April 30, 2022.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$148,152,624	$—	$—	$148,152,624
Short-Term Investment Securities	1,591,823	—	—	1,591,823

Total Investments at Value	$149,744,447	$—	$—	$149,744,447

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 32.9%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	628,479	$20,431,850
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	362,717	4,998,244
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	122,121	1,530,172

Total Domestic Equity Investment Companies (cost $23,264,569)		26,960,266

Domestic Fixed Income Investment Companies — 38.8%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,491,959	14,665,960
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,720,073	17,045,920

Total Domestic Fixed Income Investment Companies (cost $34,791,003)		31,711,880

International Equity Investment Companies — 28.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	152,135	2,202,915
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,796,274	21,034,364

Total International Equity Investment Companies (cost $22,568,198)		23,237,279

TOTAL INVESTMENTS (cost $80,623,770)	100.1%	81,909,425
Liabilities in excess of other assets	(0.1)	(73,027)

NET ASSETS	100.0%	$81,836,398

@

The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$81,909,425	$—	$—	$81,909,425

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 75/25 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.1%
Domestic Equity Investment Companies — 40.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	727,691	$23,657,236
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	412,273	5,681,123
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	239,154	2,996,597

Total Domestic Equity Investment Companies (cost $28,424,474)		32,334,956

Domestic Fixed Income Investment Companies — 23.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	890,690	8,755,478
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,027,391	10,181,449

Total Domestic Fixed Income Investment Companies (cost $20,721,702)		18,936,927

International Equity Investment Companies — 35.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	248,089	3,592,323
SunAmerica Series Trust SA International Index Portfolio, Class 1	2,086,461	24,432,453

Total International Equity Investment Companies (cost $27,798,131)		28,024,776

TOTAL INVESTMENTS (cost $76,944,307)	100.1%	79,296,659
Liabilities in excess of other assets	(0.1)	(74,207)

NET ASSETS	100.0%	$79,222,452

@

The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectuses.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$79,296,659	$—	$—	$79,296,659

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Global Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 47.5%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,051,933	$99,218,347
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	1,944,044	26,788,927
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,122,858	14,069,412

Total Domestic Equity Investment Companies (cost $122,196,066)		140,076,686

Domestic Fixed Income Investment Companies — 9.0%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,258,081	12,366,933
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,416,881	14,041,287

Total Domestic Fixed Income Investment Companies (cost $28,938,773)		26,408,220

International Equity Investment Companies — 43.5%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	939,698	13,606,823
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,793,425	114,681,003

Total International Equity Investment Companies (cost $127,686,261)		128,287,826

TOTAL INVESTMENTS (cost $278,821,100)	100.0%	294,772,732
Liabilities in excess of other assets	(0.0)	(142,619)

NET ASSETS	100.0%	$294,630,113

@

The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$294,772,732	$—	$—	$294,772,732

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Global Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description		Principal Amount	Value (Note 1)

ASSET BACKED SECURITIES — 6.7%
Cayman Islands — 4.0%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class A 1.72% (SOFR30A+1.45%) due 01/15/2037*		$950,000	$935,764
Diameter Capital CLO 1, Ltd. FRS Series 2021-1A, Class A1A 2.28% (3 ML+1.24%) due 07/15/2036*(1)		1,100,000	1,088,186
Elmwood CLO IV, Ltd. FRS Series 2020-1A, Class A 2.28% (3 ML+1.24%) due 04/15/2033*(1)		1,100,000	1,095,738
HalseyPoint CLO 3, Ltd. FRS Series 2020-3A, Class A1A 2.74% (3 ML+1.45%) due 11/30/2032*(1)		1,225,000	1,217,989
ICG US CLO, Ltd. FRS Series 2017-1A, Class ARR 2.41% (3 ML+1.17%) due 07/28/2034*(1)		2,100,000	2,082,465
Marble Point CLO XIX, Ltd. FRS Series 2020-3A, Class D 4.94% (3 ML+3.90%) due 01/19/2034*(1)		400,000	393,284
Recette CLO, Ltd. FRS Series 2015-1A, Class ARR 2.14% (3 ML+1.08%) due 04/20/2034*(1)		3,050,000	3,010,499
Trysail CLO, Ltd. FRS Series 2021-1A, Class A1 2.38% (3 ML+1.32%) due 07/20/2032*(1)		2,100,000	2,084,399
Venture 39 CLO, Ltd. FRS Series 2020-39A, Class A1 2.32% (3 ML+1.28%) due 04/15/2033*(1)		1,200,000	1,191,527
Wellfleet CLO X, Ltd. FRS Series 2019-XA, Class A1R 2.23% (3 ML+1.17%) due 07/20/2032*(1)		750,000	743,992

			13,843,843

United Kingdom — 0.4%
London Wall Mtg. Capital PLC FRS Series 2017-FL1, Class A 0.95% (3M SONIA+0.97%) due 11/15/2049(2)	GBP	174,208	219,029
Stratton Mtg. Funding PLC FRS Series 2019-1, Class A 1.39% (3M SONIA+1.20%) due 05/25/2051(2)	GBP	991,513	1,248,697

			1,467,726

United States — 2.3%
Banc of America Commercial Mtg. Trust Series 2016-UB10, Class D 3.00% due 07/15/2049*(3)		350,000	297,285
BANK Series 2018-BN10, Class D 2.60% due 02/15/2061*(3)		200,000	153,840
BANK Series 2018-BN14, Class D 3.00% due 09/15/2060*(3)		175,000	134,692
BANK Series 2018-BN13, Class D 3.00% due 08/15/2061*(3)		300,000	223,271
BANK Series 2019-BN19, Class D 3.00% due 08/15/2061*(3)		100,000	75,104
BBCMS Mtg. Trust VRS Series 2017-C1, Class D 3.66% due 02/15/2050*(3)(4)		150,000	126,777
Bellemeade Re, Ltd. FRS Series 2021-2A, Class M1B 1.79% (SOFR30A+1.50%) due 06/25/2031*(2)		225,000	219,665
Benchmark Mtg. Trust Series 2019-B13, Class D 2.50% due 08/15/2057*(3)		250,000	193,300
Benchmark Mtg. Trust VRS Series 2018-B6, Class D 3.26% due 10/10/2051*(3)(4)		250,000	202,900
Citigroup Commercial Mtg. Trust Series 2017-P7, Class D 3.25% due 04/14/2050*(3)		125,000	95,882
Citigroup Commercial Mtg. Trust VRS Series 2016-GC36, Class C 4.91% due 02/10/2049(3)(4)		200,000	188,164
Citigroup Mtg. Loan Trust, Inc. FRS Series 2005-HE4, Class M2 1.34% (1 ML+0.68%) due 10/25/2035		78,744	78,185
COMM Mtg. Trust Series 2017-COR2, Class D 3.00% due 09/10/2050*(3)		250,000	203,742
Countrywide Alternative Loan Trust FRS Series 2006-OA1, Class 2A1 1.01% (1 ML+0.42%) due 03/20/2046(2)		140,237	114,530
Countrywide Alternative Loan Trust FRS Series 2005-82, Class A1 1.21% (1 ML+0.54%) due 02/25/2036(2)		256,457	211,254
CSMC Trust VRS Series 2021-NQM8, Class A1 1.84% due 10/25/2066*(2)(4)		127,715	120,250
Higher Education Funding I FRS Series 2014-1, Class A 1.55% (3 ML+1.05%) due 05/25/2034*		718,992	719,578
Home Equity Loan Trust FRS Series 2007-FRE1, Class 2AV3 0.90% (1 ML+0.23%) due 04/25/2037		354,173	344,098
JPMorgan Mtg. Trust VRS Series 2021-6, Class A3 2.50% due 10/25/2051*(2)(4)		528,152	466,315
JPMorgan Mtg. Trust VRS Series 2021-LTV2, Class A1 2.52% due 05/25/2052*(2)(4)		734,956	651,889

Lehman XS Trust FRS Series 2007-7N, Class 1A2 1.15% (1 ML+0.24%) due 06/25/2047(2)		208,468	209,862
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A3 3.06% due 07/25/2059*(2)(4)		146,184	144,132
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C26, Class D 3.06% due 10/15/2048*(3)		200,000	175,215
Sequoia Mtg. Trust FRS Series 2004-10, Class A3A 2.22% (6 ML+0.66%) due 11/20/2034(2)		16,261	15,495
SLM Student Loan Trust FRS Series 2003-1, Class A5A 0.94% (3 ML+0.11%) due 12/15/2032*		1,063,367	1,008,271
SLM Student Loan Trust FRS Series 2008-4, Class A4 2.83% (3 ML+1.65%) due 07/25/2022		272,792	272,791
SLM Student Loan Trust FRS Series 2008-5, Class A4 2.88% (3 ML+1.70%) due 07/25/2023		513,621	513,927
Verus Securitization Trust VRS Series 2021-8, Class A1 1.82% due 11/25/2066*(2)(4)		91,992	85,705
Washington Mutual Mtg. Pass-Through Certs. FRS Series 2006-AR5 Class 4A 1.21% (12 MTA+0.99%) due 06/25/2046(2)		213,806	183,430
Wells Fargo Alternative Loan Trust VRS Series 2007-PA6, Class A1 2.78% due 12/28/2037(2)(4)		118,181	114,639
Wells Fargo Commercial Mtg. Trust Series 2017-C38, Class D 3.00% due 07/15/2050*(3)		200,000	160,126
Wells Fargo Commercial Mtg. Trust Series 2017-RC1, Class D 3.25% due 01/15/2060*(3)		150,000	122,766
Wells Fargo Commercial Mtg. Trust VRS Series 2016-C37, Class D 3.34% due 12/15/2049*(3)(4)		150,000	125,178
Wells Fargo Commercial Mtg. Trust Series 2017-RB1, Class D 3.40% due 03/15/2050*(3)		200,000	168,630
Wells Fargo Mtg. Backed Securities Trust VRS Series 2019-3, Class A1 3.50% due 07/25/2049*(2)(4)		29,437	28,080

			8,148,968

Total Asset Backed Securities (cost $23,671,312)			23,460,537

CORPORATE BONDS & NOTES — 11.8%
Australia — 0.4%
Australia & New Zealand Banking Group, Ltd. Sub. Notes 2.95% due 07/22/2030*		400,000	380,356
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*		475,000	392,890
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*		225,000	199,915
Westpac Banking Corp. Sub. Notes 2.67% due 11/15/2035		525,000	434,102

			1,407,263

Belgium — 0.1%
Anheuser-Busch InBev SA NV Company Guar. Notes 2.70% due 03/31/2026	EUR	245,000	267,990

British Virgin Islands — 0.1%
Huarong Finance II Co., Ltd. Company Guar. Notes 3.75% due 05/29/2024		260,000	248,625

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*		250,000	245,011
Seagate HDD Cayman Company Guar. Notes 3.38% due 07/15/2031		165,000	134,140

			379,151

Denmark — 0.2%
Danske Bank A/S Senior Notes 4.30% due 04/01/2028*		700,000	676,656

France — 1.5%
BNP Paribas SA Senior Notes 3.38% due 01/09/2025*		2,050,000	2,014,574
BPCE SA Senior Notes 4.00% due 09/12/2023*		1,300,000	1,307,280
CNP Assurances Sub. Notes 0.38% due 03/08/2028	EUR	200,000	182,430
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*		650,000	576,866
Engie SA Senior Notes 1.00% due 03/13/2026	EUR	200,000	205,648
Orange SA Senior Notes 0.01% due 06/29/2026	EUR	300,000	296,403
Societe Generale SA Senior Notes 1.49% due 12/14/2026*		550,000	488,825
SPCM SA Senior Notes 2.63% due 02/01/2029*	EUR	170,000	162,580

			5,234,606

Germany — 0.6%
Commerzbank AG Sub. Notes 4.00% due 03/23/2026	EUR	300,000	318,409
Deutsche Bank AG Senior Notes 1.75% due 11/19/2030	EUR	200,000	186,711
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026		150,000	136,297
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024		300,000	291,870
Deutsche Bank AG Sub. Notes 3.73% due 01/14/2032		325,000	268,645
FMS Wertmanagement Government Guar. Notes 1.38% due 03/07/2025	GBP	600,000	739,039

			1,940,971

India — 0.1%
Reliance Industries, Ltd. Senior Notes 3.63% due 01/12/2052*		250,000	199,383

Ireland — 0.4%
AIB Group PLC Sub. Notes 2.88% due 05/30/2031	EUR	375,000	378,355
Bank of Ireland Group PLC Senior Notes 0.38% due 05/10/2027	EUR	375,000	360,670
Bank of Ireland Group PLC Sub. Notes 1.38% due 08/11/2031	EUR	350,000	333,014
Smurfit Kappa Acquisitions Company Guar. Notes 2.88% due 01/15/2026	EUR	210,000	227,628

			1,299,667

Isle of Man — 0.1%
Sasol Financing International, Ltd. Company Guar. Notes 4.50% due 11/14/2022		200,000	199,260

Italy — 0.2%
Aeroporti di Roma SpA Senior Notes 1.63% due 02/02/2029	EUR	250,000	238,166
Intesa Sanpaolo SpA Senior Notes 1.35% due 02/24/2031	EUR	350,000	304,069
Telecom Italia SpA Senior Notes 4.00% due 04/11/2024	EUR	150,000	158,220

			700,455

Luxembourg — 0.7%
ADLER Group SA Senior Notes 1.88% due 01/14/2026	EUR	400,000	287,362
ArcelorMittal SA Senior Notes 4.25% due 07/16/2029		155,000	150,466
Blackstone Property Partners Europe Holdings SARL Senior Notes 1.00% due 05/04/2028	EUR	350,000	317,959
Blackstone Property Partners Europe Holdings SARL Senior Notes 1.25% due 04/26/2027	EUR	237,000	225,848
Blackstone Property Partners Europe Holdings SARL Company Guar. Notes 1.75% due 03/12/2029	EUR	350,000	326,165
Blackstone Property Partners Europe Holdings SARL Senior Notes 2.00% due 02/15/2024	EUR	300,000	316,194
Holcim Finance Luxembourg SA Company Guar. Notes 0.50% due 11/29/2026	EUR	235,000	231,363
Logicor Financing SARL Company Guar. Notes 2.25% due 05/13/2025	EUR	350,000	366,022
Logicor Financing SARL Company Guar. Notes 3.25% due 11/13/2028	EUR	300,000	310,922

			2,532,301

Mexico — 0.1%
Mexico City Airport Trust Senior Sec. Notes 3.88% due 04/30/2028*		210,000	196,130
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047		200,000	159,752
Mexico City Airport Trust Senior Sec. Notes 5.50% due 07/31/2047*		200,000	159,752

			515,634

Netherlands — 1.1%
ABN AMRO Bank NV Senior Notes 1.54% due 06/16/2027*		500,000	446,770
American Medical Systems Europe BV Company Guar. Notes 0.75% due 03/08/2025	EUR	800,000	824,664
American Medical Systems Europe BV Company Guar. Notes 1.63% due 03/08/2031	EUR	500,000	491,717
Enel Finance International NV Company Guar. Notes 2.88% due 07/12/2041*		425,000	318,045
ING Groep NV Senior Notes 4.02% due 03/28/2028		225,000	218,160
ING Groep NV Senior Notes 4.25% due 03/28/2033		200,000	191,369
Prosus NV Senior Notes 3.68% due 01/21/2030		200,000	168,818
Technip Energies NV Senior Notes 1.13% due 05/28/2028	EUR	525,000	459,804

WPC Eurobond BV Company Guar. Notes 0.95% due 06/01/2030	EUR	175,000	152,661
WPC Eurobond BV Company Guar. Notes 1.35% due 04/15/2028	EUR	700,000	672,213

			3,944,221

Spain — 0.6%
Banco Santander SA Senior Notes 2.71% due 06/27/2024		600,000	588,602
Banco Santander SA Senior Notes 3.49% due 05/28/2030		200,000	182,774
CaixaBank SA Senior Notes 0.38% due 11/18/2026	EUR	300,000	296,009
CaixaBank SA Senior Notes 0.75% due 05/26/2028	EUR	200,000	191,368
CaixaBank SA Senior Notes 1.13% due 05/17/2024	EUR	400,000	419,786
Cellnex Finance Co. SA Company Guar. Notes 2.00% due 02/15/2033	EUR	200,000	165,730
FCC Aqualia SA Senior Sec. Notes 2.63% due 06/08/2027	EUR	365,000	383,318

			2,227,587

SupraNational — 1.8%
African Export-Import Bank Senior Notes 3.80% due 05/17/2031*		200,000	182,252
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Notes 3.00% due 09/01/2029*	EUR	100,000	85,991
Asian Development Bank Senior Notes 1.13% due 06/10/2025	GBP	2,700,000	3,298,400
Asian Development Bank Senior Notes 2.35% due 06/21/2027	JPY	40,000,000	344,652
CANPACK SA /Eastern PA Land Investment Holding LLC Company Guar. Notes 2.38% due 11/01/2027*	EUR	200,000	183,097
European Union Senior Notes 0.01% due 07/04/2031	EUR	1,240,000	1,144,566
Inter-American Development Bank Senior Notes 7.00% due 06/15/2025		850,000	948,628

			6,187,586

Sweden — 0.0%
Verisure Holding AB Senior Sec. Notes 3.25% due 02/15/2027*	EUR	150,000	142,142

Switzerland — 0.1%
Credit Suisse AG Senior Notes 2.95% due 04/09/2025		250,000	242,572
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*		300,000	251,473

			494,045

Turkey — 0.1%
Turkiye Vakiflar Bankasi TAO Senior Notes 8.13% due 03/28/2024		200,000	202,153

United Kingdom — 1.6%
BAT International Finance PLC Company Guar. Notes 3.95% due 06/15/2025*		1,000,000	986,777
Bellis Acquisition Co. PLC Senior Sec. Notes 3.25% due 02/16/2026*	GBP	100,000	110,148
Diageo Finance PLC Company Guar. Notes 2.38% due 05/20/2026	EUR	210,000	228,983
HSBC Holdings PLC Senior Notes 2.18% due 06/27/2023	GBP	600,000	754,146
HSBC Holdings PLC Sub. Notes 4.76% due 03/29/2033		675,000	639,225
Imperial Brands Finance PLC Company Guar. Notes 3.38% due 02/26/2026	EUR	160,000	174,203
Nationwide Building Society Senior Notes 3.96% due 07/18/2030*		200,000	190,653
Natwest Group PLC Senior Notes 1.64% due 06/14/2027		275,000	244,683
Pinewood Finance Co., Ltd. Senior Sec. Notes 3.25% due 09/30/2025*	GBP	175,000	209,876
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025		400,000	377,767
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		200,000	189,306
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*		700,000	622,686
Thames Water Utilities Finance PLC Sec. Notes 5.75% due 09/13/2030	GBP	550,000	698,618
Vodafone Group PLC Senior Notes 1.88% due 09/11/2025	EUR	210,000	224,279

			5,651,350

United States — 6.3%
AbbVie, Inc. Senior Notes 2.60% due 11/21/2024		750,000	731,925
Air Lease Corp. Senior Notes 2.88% due 01/15/2026		350,000	327,613

American Homes 4 Rent LP Senior Notes 2.38% due 07/15/2031		75,000	62,070
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026		550,000	546,394
AT&T, Inc. Senior Notes 1.80% due 09/14/2039	EUR	200,000	171,984
AutoNation, Inc. Senior Notes 1.95% due 08/01/2028		125,000	106,890
Aviation Capital Group LLC Senior Notes 1.95% due 01/30/2026*		75,000	67,049
Broadcom, Inc. Senior Notes 4.15% due 04/15/2032*		275,000	255,537
Builders FirstSource, Inc. Senior Sec. Notes 6.75% due 06/01/2027*		565,000	582,656
Bank of America Corp. Senior Notes 3.37% due 01/23/2026		1,000,000	978,585
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028		550,000	470,185
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*		24,000	23,825
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*		650,000	652,830
Becton Dickinson & Co. Senior Notes 0.03% due 08/13/2025	EUR	230,000	230,068
Becton Dickinson & Co. Senior Notes 3.36% due 06/06/2024		431,000	429,006
Boeing Co. Senior Notes 3.25% due 02/01/2035		50,000	40,163
Boeing Co. Senior Notes 3.38% due 06/15/2046		25,000	18,214
Boeing Co. Senior Notes 5.15% due 05/01/2030		425,000	423,684
Boeing Co. Senior Bonds 5.81% due 05/01/2050		25,000	25,145
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*		364,000	294,492
CF Industries, Inc. Company Guar. Notes 5.38% due 03/15/2044		135,000	136,946
Cheniere Energy Partners LP Company Guar. Notes 3.25% due 01/31/2032*		145,000	123,975
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029		735,000	703,762
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026		800,000	774,847
Citigroup, Inc. Senior Notes 3.79% due 03/17/2033		855,000	794,504
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029		150,000	153,252
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026		475,000	501,750
Dell International LLC/EMC Corp. Senior Notes 6.20% due 07/15/2030		75,000	81,013
Dollar Tree, Inc. Senior Notes 4.00% due 05/15/2025		400,000	402,533
EMD Finance LLC Company Guar. Notes 3.25% due 03/19/2025*		900,000	891,838
Ford Motor Credit Co. LLC Senior Notes 3.25% due 09/15/2025	EUR	325,000	335,456
General Motors Financial Co, Inc. Company Guar. Notes 1.69% due 03/26/2025	EUR	185,000	192,488
General Motors Financial Co. Senior Notes 0.85% due 02/26/2026	EUR	115,000	113,228
Glencore Funding LLC Company Guar. Notes 1.63% due 04/27/2026*		375,000	339,699
HCA, Inc. Senior Sec. Notes 3.38% due 03/15/2029*		100,000	91,987
HCA, Inc. Company Guar. Notes 5.88% due 02/01/2029		300,000	312,494
Hewlett Packard Enterprise Co. Senior Notes 4.45% due 10/02/2023		350,000	355,207
Hewlett Packard Enterprise Co. Senior Notes 6.35% due 10/15/2045		150,000	159,154
Hyundai Capital America Senior Notes 1.00% due 09/17/2024*		1,525,000	1,419,928
International Flavors & Fragrances, Inc. Senior Notes 1.23% due 10/01/2025*		300,000	273,524
Jeld-Wen, Inc. Company Guar. Notes 4.88% due 12/15/2027*		28,000	25,391
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031		350,000	307,977
Kraft Heinz Foods Co. Company Guar. Notes 3.75% due 04/01/2030		350,000	332,077
Mattel, Inc. Company Guar. Notes 5.88% due 12/15/2027*		160,000	163,680
McKesson Corp. Senior Notes 1.50% due 11/17/2025	EUR	200,000	210,142

MPLX LP Senior Notes 4.50% due 04/15/2038		250,000	230,337
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 3.69% due 06/05/2028	GBP	450,000	529,364
MPT Operating Partnership LP/MPT Finance Corp. Company Guar. Notes 4.63% due 08/01/2029		300,000	275,703
Occidental Petroleum Corp. Senior Notes 8.88% due 07/15/2030		300,000	360,327
ONE Gas, Inc. Senior Notes 1.10% due 03/11/2024		400,000	382,449
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026		25,000	22,662
Realty Income Corp. Senior Notes 4.63% due 11/01/2025		650,000	666,904
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 03/01/2025		650,000	673,212
Spirit Realty LP Company Guar. Notes 2.10% due 03/15/2028		175,000	152,507
T-Mobile USA, Inc. Senior Sec. Notes 3.50% due 04/15/2025		250,000	246,863
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027		450,000	438,077
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031		575,000	553,284
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 6.88% due 01/15/2029		155,000	163,333
Teledyne Technologies, Inc. Senior Notes 0.95% due 04/01/2024		400,000	380,407
Valero Energy Partners LP Company Guar. Notes 4.38% due 12/15/2026		155,000	156,356
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*		575,000	538,200
VMware, Inc. Senior Notes 4.70% due 05/15/2030		145,000	146,345
Western Digital Corp. Senior Notes 2.85% due 02/01/2029		75,000	66,427
Workday, Inc. Senior Notes 3.80% due 04/01/2032		425,000	403,083

			22,021,007

Venezuela — 0.0%
Petroleos de Venezuela SA Company Guar. Bonds 5.38% due 04/12/2027(6)(7)		390,000	25,155

Total Corporate Bonds & Notes (cost $62,108,334)			56,497,208

FOREIGN GOVERNMENT OBLIGATIONS — 42.6%
Australia — 0.4%
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	740,000	515,320
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	1,100,000	874,266

			1,389,586

Belgium — 2.0%
Kingdom of Belgium Senior Notes 0.20% due 10/22/2023*	EUR	2,170,000	2,294,965
Kingdom of Belgium Senior Notes 0.80% due 06/22/2027*	EUR	650,000	682,364
Kingdom of Belgium Senior Notes 0.90% due 06/22/2029*	EUR	1,140,000	1,183,536
Kingdom of Belgium Senior Bonds 2.15% due 06/22/2066*	EUR	620,000	676,778
Kingdom of Belgium Senior Notes 4.00% due 03/28/2032	EUR	920,000	1,202,222
Kingdom of Belgium Senior Notes 4.25% due 03/28/2041*	EUR	600,000	867,011

			6,906,876

Canada — 2.0%
Government of Canada Bonds 2.75% due 12/01/2048	CAD	1,500,000	1,165,175
Province of British Columbia, Canada Senior Notes 2.85% due 06/18/2025	CAD	3,600,000	2,786,383
Province of British Columbia, Canada Senior Notes 4.95% due 06/18/2040	CAD	400,000	360,214
Province of Ontario, Canada Notes 2.85% due 06/02/2023	CAD	1,200,000	936,629
Province of Quebec, Canada Senior Notes 2.25% due 09/15/2026	GBP	1,360,000	1,702,454

			6,950,855

Denmark — 0.3%
Kingdom of Denmark Bonds 4.50% due 11/15/2039	DKK	4,700,000	992,191

Egypt — 0.1%
Arab Republic of Egypt Senior Notes 8.88% due 05/29/2050*		570,000	418,950

France — 6.0%
Government of France Bonds 0.01% due 03/25/2025	EUR	6,800,000	7,048,123
Government of France Bonds 0.01% due 02/25/2026	EUR	760,000	778,431
Government of France Bonds 0.01% due 02/25/2027	EUR	4,980,000	5,030,214
Government of France Bonds 1.25% due 05/25/2036*	EUR	1,860,000	1,859,921
Government of France Bonds 1.75% due 05/25/2066*	EUR	1,100,000	1,098,164
Government of France Bonds 2.00% due 05/25/2048*	EUR	130,000	141,504
Government of France Bonds 2.75% due 10/25/2027	EUR	1,220,000	1,411,215
Government of France Bonds 4.50% due 04/25/2041	EUR	2,450,000	3,708,383

			21,075,955

Germany — 0.1%
State of North Rhine-Westphalia Germany Senior Notes 2.13% due 06/13/2025	GBP	400,000	500,817

Ireland — 0.0%
Republic of Ireland Notes 0.35% due 10/18/2032	EUR	140,000	130,015

Israel — 0.1%
Israel Government USAID Government Guar. Bonds 5.50% due 09/18/2023		300,000	311,663

Italy — 7.8%
Republic of Italy Senior Notes 0.01% due 01/15/2024	EUR	2,280,000	2,375,788
Republic of Italy Senior Bonds 0.90% due 04/01/2031	EUR	6,450,000	5,861,403
Republic of Italy Senior Notes 0.95% due 03/01/2023	EUR	2,550,000	2,711,779
Republic of Italy Senior Notes 2.80% due 12/01/2028	EUR	6,570,000	7,189,689
Republic of Italy Bonds 2.80% due 03/01/2067*	EUR	560,000	524,960
Republic of Italy Bonds 2.95% due 09/01/2038*	EUR	40,000	42,160
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	6,380,000	6,920,250
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	1,040,000	1,404,166

			27,030,195

Japan — 16.3%
Government of Japan Bonds 0.01% due 04/01/2024	JPY	1,536,800,000	11,858,140
Government of Japan Bonds 0.01% due 03/20/2026	JPY	1,092,000,000	8,424,745
Government of Japan Bonds 0.20% due 03/20/2032	JPY	679,950,000	5,229,812
Government of Japan Bonds 0.70% due 03/20/2061	JPY	405,000,000	2,808,146
Government of Japan Bonds 0.80% due 03/20/2042	JPY	333,550,000	2,595,457
Government of Japan Bonds 1.00% due 12/20/2035	JPY	166,000,000	1,374,023
Government of Japan Bonds 1.30% due 06/20/2035	JPY	514,000,000	4,408,498
Government of Japan Bonds 1.40% due 09/20/2034	JPY	483,550,000	4,187,202
Government of Japan Bonds 1.40% due 12/20/2045	JPY	606,000,000	5,230,302
Government of Japan Bonds 2.00% due 06/20/2022	JPY	1,060,000,000	8,190,282
Government of Japan Bonds 2.00% due 09/20/2041	JPY	255,400,000	2,421,454

			56,728,061

Nigeria — 0.2%
Federal Republic of Nigeria Senior Notes 7.14% due 02/23/2030		520,000	443,950
Federal Republic of Nigeria Senior Bonds 7.88% due 02/16/2032		490,000	410,375

			854,325

Romania — 0.1%
Government of Romania Senior Notes 2.00% due 01/28/2032*	EUR	70,000	56,249
Government of Romania Senior Notes 3.38% due 01/28/2050*	EUR	10,000	7,121
Government of Romania Bonds 3.62% due 05/26/2030*	EUR	300,000	288,413

			351,783

Spain — 2.2%
Kingdom of Spain Senior Notes 1.25% due 10/31/2030*	EUR	990,000	1,005,288

Kingdom of Spain Senior Notes 1.50% due 04/30/2027*	EUR	2,770,000	2,948,529
Kingdom of Spain Senior Notes 3.45% due 07/30/2066*	EUR	390,000	471,796
Kingdom of Spain Senior Bonds 4.90% due 07/30/2040*	EUR	1,570,000	2,318,092
Kingdom of Spain Bonds 5.15% due 10/31/2044*	EUR	550,000	865,361

			7,609,066

SupraNational — 0.1%
European Union Senior Notes 0.01% due 07/06/2026	EUR	190,000	192,290

Sweden — 0.3%
Kingdom of Sweden Bonds 1.00% due 11/12/2026	SEK	4,610,000	457,261
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	7,130,000	728,070

			1,185,331

Turkey — 0.1%
Republic of Turkey Senior Notes 4.88% due 10/09/2026		270,000	237,918

Ukraine — 0.0%
Government of Ukraine Senior Notes 4.38% due 01/27/2030*	EUR	350,000	116,308

United Kingdom — 4.5%
United Kingdom Gilt Treasury Notes 1.50% due 07/31/2053	GBP	490,000	546,329
United Kingdom Gilt Treasury Bonds 1.75% due 07/22/2057	GBP	40,000	47,730
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	3,130,000	4,710,114
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	3,030,000	4,759,164
United Kingdom Gilt Treasury Bonds 3.50% due 07/22/2068	GBP	1,020,000	1,931,890
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2046	GBP	470,000	833,525
United Kingdom Gilt Treasury Bonds 4.50% due 09/07/2034	GBP	1,690,000	2,697,867

			15,526,619

Venezuela — 0.0%
Republic of Venezuela Senior Bonds 9.25% due 05/07/2028(6)(7)		230,000	18,515

Total Foreign Government Obligations (cost $161,369,090)			148,527,319

U.S. GOVERNMENT AGENCIES — 5.0%
United States — 5.0%
Federal Home Loan Bank 2.63% due 09/12/2025		2,200,000	2,175,420
Federal Home Loan Mtg. Corp.
5.00% due 10/01/2029		2,133	2,230
5.00% due 07/01/2035		228,241	242,072
5.00% due 11/01/2038		46,772	49,502
5.00% due 01/01/2039		14,541	15,390
5.00% due 09/01/2039		33,342	35,286
5.00% due 05/01/2041		206,538	218,971
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS
Series 2020-HQA5, Class M2 2.89% (SOFR30A+2.60%) due 11/25/2050*(2)		135,878	136,220
Series 2021-DNA7, Class B1 3.94% (SOFR30A+3.65%) due 11/25/2041*(2)		285,000	265,712
Series 2020-HQA5, Class B1 4.29% (SOFR30A+4.00%) due 11/25/2050*(2)		364,000	353,595
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2022-DNA1, Class M1A 1.29% (SOFR30A+1.00%) due 01/25/2042*(2)		400,000	392,716
Series 2022-DNA3, Class M1A 2.25% (SOFR30A+2.00%) due 04/25/2042*(2)		155,000	155,000
Series 2021-HQA2, Class M2 2.34% (SOFR30A+2.05%) due 12/25/2033*(2)		410,000	397,196
Series 2020-DNA1, Class M2 2.37% (1 ML+1.70%) due 01/25/2050*(2)		287,328	286,238
Series 2020-DNA2, Class B1 3.17% (1 ML+2.50%) due 02/25/2050*(2)		195,000	186,051
Series 2021-HQA1, Class B1 3.29% (SOFR30A+3.00%) due 08/25/2033*(2)		620,000	551,819
Series 2021-DNA6, Class B1 3.69% (SOFR30A+3.40%) due 10/25/2041*(2)		584,000	547,803
Series 2020-HQA4, Class M2 3.82% (1 ML+3.15%) due 09/25/2050*(2)		59,384	59,460
Series 2020-DNA4, Class M2 4.42% (1 ML+3.75%) due 08/25/2050*(2)		14,095	14,151
Series 2020-DNA5, Class B1 5.09% (SOFR30A+4.80%) due 10/25/2050*(2)		771,000	802,406
Series 2020-HQA4, Class B1 5.92% (1 ML+5.25%) due 09/25/2050*(2)		401,000	410,602
Series 2020-DNA4, Class B1 6.67% (1 ML+6.00%) due 08/25/2050*(2)		563,000	592,571
Federal National Mtg. Assoc.
4.50% due 02/01/2040		7,418	7,557
4.50% due 08/01/2041		45,394	47,362
6.00% due 10/01/2034		185,955	201,437
6.00% due 11/01/2034		16,066	16,964

6.00% due 02/01/2037		150,632	163,699
6.00% due 03/01/2037		10,237	11,108
6.00% due 10/01/2037		49,565	53,247
6.00% due 08/01/2038		35,302	38,516
6.00% due 06/01/2039		1,006	1,067
6.00% due 10/01/2040		58,918	65,127
6.00% due 04/01/2041		6,413	7,090
6.00% due 05/01/2041		53,123	58,450
6.00% due 10/01/2041		42,518	44,923
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS
Series 2019-R02, Class 1M2 2.97% (1 ML+2.30%) due 08/25/2031*(2)		33,968	33,981
Series 2014-C02, Class 1M2 3.27% (1 ML+2.60%) due 05/25/2024(2)		193,173	194,917
Series 2022-R02, Class 2M2 3.29% (SOFR30A+3.00%) due 01/25/2042*(2)		280,000	275,925
Series 2021-R01, Class 1B1 3.39% (SOFR30A+3.10%) due 10/25/2041*(2)		763,000	714,790
Series 2021-R02, Class 2B1 3.59% (SOFR30A+3.30%) due 11/25/2041*(2)		610,000	568,098
Series 2014-C01, Class M2 5.07% (1 ML+4.40%) due 01/25/2024(2)		200,714	207,692
Series 2013-C01, Class M2 5.92% (1 ML+5.25%) due 10/25/2023(2)		35,041	36,496
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00% due 07/25/2042(2)		185,503	207,483
Series 2012-111, Class B 7.00% due 10/25/2042(2)		48,954	54,292
Government National Mtg. Assoc.
4.50% due 02/20/2049		1,695,176	1,734,127
5.00% due 09/20/2049		1,537,694	1,598,760
Uniform Mtg. Backed Securities 5.00% due June TBA		3,000,000	3,104,063

Total U.S. Government Agencies (cost $17,807,381)			17,337,582

U.S. GOVERNMENT TREASURIES — 13.2%
United States — 13.2%
United States Treasury Bonds
zero coupon due 02/15/2038 STRIPS		350,000	214,315
zero coupon due 08/15/2038 STRIPS		670,000	402,545
1.63% due 11/15/2050		7,950,000	5,871,510
2.00% due 02/15/2050		1,100,000	891,730
2.75% due 11/15/2047		2,390,000	2,243,893
3.63% due 02/15/2044(9)		21,620,000	23,133,400
United States Treasury Notes
0.38% due 12/31/2025		290,000	264,421
0.75% due 03/31/2026		5,800,000	5,333,734
0.75% due 01/31/2028		440,000	388,936
0.88% due 11/15/2030		1,650,000	1,399,857
1.13% due 01/15/2025		2,970,000	2,836,350
2.88% due 08/15/2028		2,980,000	2,965,682

Total U.S. Government Treasuries (cost $51,164,095)			45,946,373

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
Brazil — 0.1%
Banco do Brasil SA (Cayman) 6.25% due 04/15/2024(5)		240,000	222,243

Finland — 0.2%
Citycon Oyj 3.63% due 06/10/2026(5)	EUR	675,000	595,095

France — 0.2%
Electricite de France SA 2.88% due 12/15/2026(5)	EUR	600,000	560,970
TotalEnergies SE 3.37% due 10/06/2026(5)	EUR	325,000	333,669

			894,639

Germany — 0.5%
Allianz SE 3.20% due 10/30/2027*(5)		400,000	324,880
Commerzbank AG 6.13% due 10/09/2025(5)	EUR	400,000	411,430
Deutsche Bank AG 4.63% due 10/30/2027(5)	EUR	600,000	547,660
Deutsche Bank AG 6.00% due 10/30/2025(5)		400,000	372,000

			1,655,970

Ireland — 0.1%
AIB Group PLC 6.25% due 06/23/2025(5)	EUR	200,000	207,749

Italy — 0.2%
Enel SpA 1.38% due 06/08/2027(5)	EUR	700,000	635,080
Enel SpA 3.38% due 08/24/2026(5)	EUR	135,000	139,926

			775,006

Luxembourg — 0.1%
Helvetia Europe SA 2.75% due 09/30/2041	EUR	300,000	287,993

Mexico — 0.1%
Banco Mercantil del Norte SA 5.88% due 01/24/2027*(5)		200,000	179,030

Spain — 0.1%
Banco Santander SA 4.38% due 01/14/2026(5)	EUR	600,000	586,004

United Kingdom — 0.1%
BP Capital Markets PLC 3.25% due 03/22/2026(5)	EUR	200,000	202,641
BP Capital Markets PLC 3.63% due 03/22/2029(5)	EUR	300,000	294,320

			496,961

Total Preferred Securities/Capital Securities (cost $7,238,471)			5,900,690

OPTIONS – PURCHASED† — 0.5%
United States — 0.2%
Over the Counter Put Options on Currency Contracts(10)		61,805,410	663,755
Over the Counter Call Options on Interest Rate Swap Contracts(10)		77,540,000	142,849

			806,604

Germany — 0.1%
Over the Counter Call Options on Currency Contracts(10)		9,088,000		92,369
Over the Counter Put Options on Currency Contracts(10)		11,356,000		156,717

				249,086

New Zealand — 0.1%
Over the Counter Put Options on Currency Contracts(10)		25,567,000		476,031

United Kingdom — 0.1%
Over the Counter Call Options on Interest Rate Swap Contracts(10)		79,370,000		6,259
Over the Counter Put Options on Currency Contracts(10)		15,210,000		311,676

				317,935

Total Options — Purchased (cost $1,300,295)				1,849,656

Total Long-Term Investment Securities (cost $324,658,978)				299,519,365

SHORT-TERM INVESTMENT SECURITIES — 13.7%
Foreign Government Obligations — 7.4%
Government of Japan Treasury Bills zero coupon due 05/23/2022	JPY	2,015,449,999		15,531,409
Government of Japan Treasury Bills zero coupon due 06/16/2022	JPY	626,700,000		4,829,916
Government of Japan Treasury Bills zero coupon due 06/13/2022	JPY	444,400,000		3,424,908
Government of Japan Treasury Bills zero coupon due 07/11/2022	JPY	270,400,000		2,084,149

				25,870,382

Registered Investment Companies — 6.3%
State Street Institutional U.S. Government Money Market Fund, Administration Class 0.01%(8)		21,945,481		21,945,481

Total Short-Term Investment Securities (cost $50,656,230)				47,815,863

TOTAL INVESTMENTS (cost $375,315,208)		99.	6%	347,335,228
Other assets less liabilities		0.4		1,236,780

NET ASSETS		100.	0%	$348,572,008

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $61,526,195 representing 17.7% of net assets.

†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Perpetual maturity - maturity date reflects the next call date.
(6)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value Per Par	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38% due 04/12/2027	10/23/2017	$390,000	$115,546	$25,155	$6.45	0.01%
Foreign Government Obligations
Republic of Venezuela 9.25% due 05/07/2028	8/1/2017	230,000	93,621	18,515	8.05	0.01%

				$43,670		0.02%

(7)	Security in default of interest.
(8)	The rate shown is the 7-day yield as of April 30, 2022.
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Options — Purchased:

Over the Counter Purchased Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Call option to buy U.S. Dollar in exchange for South African Rand at the strike price of $15.25 USD per 1 ZAR	Bank of America, N.A.	May 2022	USD	15.25	$1,255	$8,862	$42,445	$33,583
Call option to buy U.S. Dollar in exchange for Israeli New Shekel at the strike price of $3.28 USD per 1 ILS	Bank of America, N.A.	May 2022	USD	3.28	2,464	10,817	43,665	32,848
Call option to buy European Currency in exchange for Norwegian Krone at the strike price of 9.76 EUR per 0.95 NOK	Citibank, N.A.	May 2022	EUR	9.76	2,264	13,017	42,695	29,678
Call option to buy U.S. Dollar in exchange for Indian Rupee at the strike price of $76.71 USD per 1.00 INR	Citibank, N.A.	May 2022	USD	76.71	5,081	18,729	1,743	(16,986)
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,284 USD per 1 KRW	Citibank, N.A.	May 2022	USD	1,284	2,438	14,640	13,033	(1,607)
Call option to buy U.S. Dollar in exchange for Israeli New Shekel at the strike price of $3.36 USD per 1 ILS	Citibank, N.A.	May 2022	ILS	3.36	2,464	12,751	17,228	4,477
Call option to buy U.S. Dollar in exchange for Indian Rupee at the strike price of $77.75 USD per 1 INR	Citibank, N.A.	May 2022	USD	77.75	4,863	17,871	12,337	(5,534)
Call option to buy U.S. Dollar in exchange for Mexican Peso at the strike price of $20.38 USD per 1 MXN	HSBC Bank PLC	May 2022	USD	20.38	1,275	6,412	5,011	(1,401)
Call option to buy U.S. Dollar in exchange for Mexican Peso at the strike price of $21.05 USD per 1 MXN	HSBC Bank PLC	May 2022	USD	21.05	1,209	9,833	9,833	—
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,231 USD per 1 KRW	JPMorgan Chase Bank, N.A.	May 2022	USD	1,231	5,110	23,123	121,884	98,761
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,247 USD per 1 KRW	JPMorgan Chase Bank, N.A.	May 2022	USD	1,247	4,998	22,886	59,976	37,090
Call option to buy U.S. Dollar in exchange for Chilean Peso at the strike price of $839 USD per 1 of CLP	JPMorgan Chase Bank, N.A.	May 2022	USD	839	622	4,836	14,040	9,204
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,297 USD per 1 KRW	JPMorgan Chase Bank, N.A.	June 2022	USD	1,297	3,627	28,544	28,544	—
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,251 USD per 1 KRW	Morgan Stanley & Co, International PLC	May 2022	USD	1,251	3,668	30,118	53,083	22,965
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,276 USD per 1 KRW	Morgan Stanley & Co, International PLC	May 2022	USD	1,276	4,870	27,360	33,462	6,102
Call option to buy U.S. Dollar in exchange for Indian Rupee at the strike price of $77.73 USD per 1 INR	Morgan Stanley & Co, International PLC	May 2022	USD	77.73	4,836	20,234	20,234	—
Call option to buy U.S. Dollar in exchange for Brazilian Real at the strike price of $4.90 USD per 1 BRL	Morgan Stanley & Co, International PLC	May 2022	USD	4.90	2,519	25,602	48,846	23,244
Call option to buy U.S. Dollar in exchange for Brazilian Real at the strike price of $5.18 USD per 1 BRL	Morgan Stanley & Co, International PLC	May 2022	USD	5.18	3,652	45,610	36,151	(9,459)
Call option to buy U.S. Dollar in exchange for Israeli New Shekel at the strike price of $3.26 USD per 1 ILS	Morgan Stanley & Co, International PLC	May 2022	USD	3.26	2,534	11,370	57,491	46,121
Call option to buy European Currency in exchange for Norwegian Krone at the strike price of 9.76 EUR per 0.95 NOK	UBS AG	May 2022	EUR	9.76	1,133	5,300	21,014	15,714
Call option to buy European Currency in exchange for Swedish Krona at the strike price of 10.53 EUR per 0.95 SEK	UBS AG	May 2022	EUR	10.53	2,257	10,035	6,464	(3,571)
Call option to buy European Currency in exchange for Norwegian Krone at the strike price of 10.04 EUR per 0.95 NOK	UBS AG	May 2022	EUR	10.04	3,434	17,258	22,196	4,938
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,250 USD per 1 KRW	UBS AG	May 2022	USD	1,250	2,444	12,960	34,800	21,840
Call option to buy U.S. Dollar in exchange for Turkish Lira at the strike price of $16.10 USD per 1 TRY	UBS AG	5/1/2022	USD	16.10	1,267	18,553	24	(18,529)
Call option to buy U.S. Dollar in exchange for Turkish Lira at the strike price of $15.22 USD per 1 TRY	UBS AG	5/1/2022	USD	15.22	610	13,707	9,923	(3,784)

						$430,428	$756,122	$325,694

Over the Counter Purchased Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2022	Unrealized (Depreciation)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus GBP-SONIA maturing on 10/10/2023	Citibank N.A.	October 2022	0.42%	$13,830	$29,939	$976	$(28,963)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.46% versus GBP-SONIA maturing on 10/10/2023	Citibank N.A.	October 2022	0.46	12,630	27,609	950	(26,659)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.52% versus GBP-SONIA maturing on 11/15/2023	Citibank N.A.	November 2022	0.52	13,810	32,429	1,688	(30,741)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.85% versus USD-LIBOR-BBA maturing on 11/22/2023	Deutsche Bank AG	November 2022	1.85	33,700	114,330	18,501	(95,829)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.70% versus USD-LIBOR-BBA maturing on 04/28/2024	Deutsche Bank AG	April 2023	2.70	3,040	112,887	108,102	(4,785)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.28% versus GBP-SONIA maturing on 09/08/2023	JPMorgan Chase Bank, N.A.	September 2022	0.28	11,500	21,970	434	(21,536)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.30% versus GBP-LIBOR maturing on 09/08/2023	JPMorgan Chase Bank, N.A.	September 2022	0.30	15,030	29,253	586	(28,667)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.70% versus USD-LIBOR-BBA maturing on 11/16/2027	JPMorgan Chase Bank, N.A.	November 2022	0.70	7,300	73,887	173	(73,714)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.80% versus USD-LIBOR-BBA maturing on 11/16/2023	JPMorgan Chase Bank, N.A.	November 2022	1.80	33,500	108,875	16,073	(92,802)
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.54% versus GBP-SONIA maturing on 11/16/2023	Morgan Stanley Co., Inc.	November 2022	0.54	12,570	29,602	1,626	(27,976)

					$580,781	$149,109	$(431,672)

Over the Counter Purchased Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate		Notional Amount (000’s)	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation
Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of 1.07 EUR per $0.95 USD	Bank of America, N.A.	May 2022	EUR	1.07	$2,255	$11,483	$31,960	$20,477
Put option to sell New Zealand Dollar in exchange for U.S. Dollar at the strike price of 0.67 NZD per $1.55 USD	Barclays Bank PLC	May 2022	NZD	0.67	3,614	16,842	91,307	74,465
Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of 1.07 EUR per $0.95 USD	Citibank, N.A.	May 2022	EUR	1.07	2,283	16,590	42,148	25,558
Put option to sell British Pound in exchange for U.S. Dollar at the strike price of 1.29 GBP per $0.80 USD	Citibank, N.A.	May 2022	GBP	1.29	3,771	20,771	127,015	106,244
Put option to sell New Zealand Dollar in exchange for U.S. Dollar at the strike price of 0.65 NZD per $1.55 USD	Citibank, N.A.	June 2022	NZD	0.65	9,163	59,519	109,534	50,015
Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of 1.05 EUR per $0.95 USD	HSBC Bank PLC	May 2022	EUR	1.05	2,289	13,462	16,483	3,021
Put option to sell British Pound in exchange for U.S. Dollar at the strike price of 1.29 GBP per $0.80 USD	HSBC Bank PLC	May 2022	GBP	1.29	3,785	11,121	107,364	96,243
Put option to sell British Pound in exchange for U.S. Dollar at the strike price of 1.26 GBP per $0.80 USD	HSBC Bank PLC	May 2022	GBP	1.26	3,787	28,733	43,429	14,696
Put option to sell British Pound in exchange for U.S. Dollar at the strike price of 1.24 GBP per $0.80 USD	HSBC Bank PLC	May 2022	GBP	1.24	3,867	33,576	33,868	292
Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of 1.06 EUR per $0.95 USD	Morgan Stanley & Co, International PLC	May 2022	EUR	1.06	2,274	13,677	27,634	13,957
Put option to sell New Zealand Dollar in exchange for U.S. Dollar at the strike price of 0.68 NZD per $1.55 USD	Morgan Stanley & Co, International PLC	May 2022	NZD	0.68	3,635	15,458	113,663	98,205
Put option to sell Euro Currency in exchange for U.S. Dollar at the strike price of 1.07 EUR per $0.95 USD	Morgan Stanley & Co, International PLC	May 2022	EUR	1.07	2,255	11,448	38,491	27,043
Put option to sell New Zealand Dollar in exchange for U.S. Dollar at the strike price of 0.66 NZD per $1.55 USD	UBS AG	May 2022	NZD	0.66	9,155	36,404	161,527	125,123

						$289,084	$944,423	$655,339

CLO — Collateralized Loan Obligation

USAID — United States Agency for International Development

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal Securities

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CLP — Chilean Peso

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

TRY — Turkish Lira

USD — U.S. Dollar

ZAR — South African Rand

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

6 ML — 6 Month USD LIBOR

3 M SONIA — 3 Month Sterling Overnight Index Average

12 MTA — Federal Reserve 12-Month Treasury average Index

SOFR30A — Secured Overnight Financing Rate 30 Day Average

Over the Counter Written Call Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Received	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Call option to buy U.S. Dollar in exchange for Israeli New Shekel at the strike price of $3.24 USD per 1 ILS	Bank of America, N.A.	May 2022	USD 3.24	$1,232	$10,704	$35,117	$(24,413)
Call option to buy Euro Currency in exchange for Czech Koruna at the strike price of 24.86 EUR per 0.95 CZK	Bank of America, N.A.	May 2022	EUR 24.87	568	1,182	2,638	(1,456)
Call option to buy Euro Currency in exchange for Poland Zloty at the strike price of 4.68 EUR per 0.95 PLN	Bank of America, N.A.	May 2022	EUR 4.68	379	6,220	6,244	(24)
Call option to buy Australian Dollar in exchange for New Zealand Dollar at the strike price of 1.10 AUD per 1.42 NZD	Bank of America, N.A.	May 2022	AUD 1.10	1,679	3,618	2,374	1,244
Call option to buy Euro Currency in exchange for Swedish Krona at the strike price of 10.24 EUR per 0.95 SEK	Barclays Bank PLC	May 2022	EUR 10.24	374	3,722	5,321	(1,599)
Call option to buy U.S. Dollar in exchange for Chinese Yuan at the strike price of $6.38 USD per 1 CNH	BNP Paribas SA	May 2022	USD 6.38	416	1,763	16,784	(15,021)
Call option to buy U.S. Dollar in exchange for Israeli New Shekel at the strike price of $3.28 USD per 1 ILS	Citibank, N.A.	May 2022	USD 3.28	2,438	32,645	43,204	(10,559)
Call option to buy Euro Currency in exchange for Swedish Krona at the strike price of 10.30 EUR per 0.95 SEK	Citibank, N.A.	May 2022	EUR 10.30	379	4,152	4,168	(16)
Call option to buy Euro Currency in exchange for Norwegian Krone at the strike price of 9.59 EUR per 0.95 NOK	Citibank, N.A.	May 2022	EUR 9.59	1,132	13,931	37,610	(23,679)
Call option to buy Euro Currency in exchange for Poland Zloty at the strike price of 4.63 EUR per 0.95 PLN	Citibank, N.A.	May 2022	EUR 4.63	382	6,416	4,554	1,862
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,250 USD per 1 KRW	Citibank, N.A.	May 2022	USD 1,250	2,444	38,994	34,800	4,194
Call option to buy U.S. Dollar in exchange for Indian Rupee at the strike price of $76.71 USD per 1 INR	Citibank, N.A.	May 2022	USD 76.71	5,081	15,070	1,743	13,327
Call option to buy U.S. Dollar in exchange for Indian Rupee at the strike price of $75.98 USD per 1 INR	Citibank, N.A.	May 2022	USD 79.98	2,540	16,947	17,679	(732)
Call option to buy U.S. Dollar in exchange for Mexican Peso at the strike price of $20.38 USD per 1 MXN	HSBC Bank PLC	May 2022	USD 20.38	1,275	11,231	11,231	—
Call option to buy Euro Currency in exchange for Swedish Krona at the strike price of 10.32 EUR per 0.95 SEK	JPMorgan Chase Bank, N.A.	May 2022	EUR 10.32	376	3,937	2,848	1,089
Call option to buy U.S. Dollar in exchange for Chinese Yuan at the strike price of $6.39 USD per 1 CNH	JPMorgan Chase Bank, N.A.	May 2022	USD 6.39	410	1,932	16,006	(14,074)
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,251 USD per 1 KRW	JPMorgan Chase Bank, N.A.	May 2022	USD 1,251	3,668	76,074	76,074	—
Call option to buy U.S. Dollar in exchange for Chinese Yuan at the strike price of $6.64 USD per 1 CNH	JPMorgan Chase Bank, N.A.	June 2022	USD 6.64	396	3,834	4,054	(220)
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,231 USD per 1 KRW	JPMorgan Chase Bank, N.A.	May 2022	USD 1,231	2,499	22,643	59,606	(36,963)
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,214 USD per 1 KRW	JPMorgan Chase Bank, N.A.	May 2022	USD 1,214	2,555	22,977	94,933	(71,956)
Call option to buy U.S. Dollar in exchange for Israeli New Shekel at the strike price of $3.22 USD per 1 ILS	Morgan Stanley & Co, International PLC	May 2022	USD 3.22	1,267	11,144	44,289	(33,145)
Call option to buy Euro Currency in exchange for Swedish Krona at the strike price of 10.29 EUR per 0.95 SEK	Morgan Stanley & Co, International PLC	May 2022	EUR 10.29	383	4,245	2,705	1,540
Call option to buy Australian Dollar in exchange for New Zealand Dollar at the strike price of 1.11 AUD per 1.42 NZD	Morgan Stanley & Co, International PLC	May 2022	AUD 1.11	1,653	3,417	3,484	(67)
Call option to buy U.S. Dollar in exchange for Brazilian Real at the strike price of $4.75 USD per 1 BRL	Morgan Stanley & Co, International PLC	May 2022	USD 4.75	1,259	26,236	53,992	(27,756)
Call option to buy U.S. Dollar in exchange for Brazilian Real at the strike price of $4.90 USD per 1 BRL	Morgan Stanley & Co, International PLC	May 2022	USD 4.90	2,519	63,409	48,847	14,562
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,258 USD per 1 KRW	Morgan Stanley & Co, International PLC	May 2022	USD 1,258	2,435	26,028	30,681	(4,653)
Call option to buy U.S. Dollar in exchange for Indian Rupee at the strike price of $76.91 USD per 1 INR	Morgan Stanley & Co, International PLC	May 2022	USD 76.91	2,418	17,767	17,767	—
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,247 USD per 1 KRW	Morgan Stanley & Co, International PLC	May 2022	USD 1247	4,998	24,415	59,976	(35,561)
Call option to buy Euro Currency in exchange for Norwegian Krone at the strike price of 9.76 EUR per 0.95 NOK	UBS AG	May 2022	EUR 9.76	2,264	33,765	42,695	(8,930)
Call option to buy Euro Currency in exchange for Swedish Krona at the strike price of 10.38 EUR per 0.95 SEK	UBS AG	May 2022	EUR 10.38	1,128	10,693	7,743	2,950
Call option to buy Euro Currency in exchange for Poland Zloty at the strike price of 4.64 EUR per 0.95 PLN	UBS AG	May 2022	EUR 4.64	374	5,026	6,169	(1,143)
Call option to buy Euro Currency in exchange for Poland Zloty at the strike price of 4.64 EUR per 0.95 PLN	UBS AG	May 2022	EUR 4.64	377	6,147	5,878	269
Call option to buy Australian Dollar in exchange for New Zealand Dollar at the strike price of 1.10 AUD per 1.42 NZD	UBS AG	May 2022	AUD 1.10	838	1,698	1,236	462
Call option to buy U.S. Dollar in exchange for Chinese Yuan at the strike price of $6.57 USD per 1 CNH	UBS AG	May 2022	USD 6.57	402	3,115	6,074	(2,959)
Call option to buy U.S. Dollar in exchange for Turkish Lira at the strike price of $16.01 USD per 1 TRY	UBS AG	5/1/2022	USD 16.01	610	7,173	4,196	2,977
Call option to buy U.S. Dollar in exchange for South Korean Won at the strike price of $1,231 USD per 1 KRW	UBS AG	May 2022	USD 1,231	2,555	18,677	60,942	(42,265)
Call option to buy U.S. Dollar in exchange for Turkish Lira at the strike price of $15.11 USD per 1 TRY	UBS AG	5/1/2022	USD 15.11	633	18,451	1,274	17,177

					$579,398	$874,936	$(295,538)

Over the Counter Written Call Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.63% versus EUR-EURIBOR maturing 05/16/2023	Citibank, N.A.	May 2022	1.63%	$1,760	$21,035	$10,788	$10,247
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.38% versus GBP-SONIA maturing 10/10/2022	Citibank, N.A.	October 2022	0.38	1,420	29,822	718	29,104
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.42% versus GBP-SONIA maturing 10/11/2032	Citibank, N.A.	October 2022	0.42	1,300	27,779	758	27,021
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.55% versus GBP-SONIA maturing 11/15/2032	Citibank, N.A.	November 2022	0.55	1,430	32,504	2,035	30,469
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.01% versus USD-SOFR maturing 04/28/2024	Deutsche Bank AG	April 2023	2.01	3,040	43,004	40,658	2,346
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.36% versus USD-SOFR maturing 04/28/2024	Deutsche Bank AG	April 2023	2.36	3,040	69,882	68,282	1,600
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.60% versus USD-SOFR maturing 11/22/2032	Deutsche Bank AG	November 2022	1.60	33,700	73,838	10,835	63,003
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.35% versus USD-SOFR maturing 11/22/2032	Deutsche Bank AG	November 2022	1.35	33,700	40,492	5,968	34,524
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.40% versus EUR-EURIBOR maturing 05/09/2022	JPMorgan Chase Bank, N.A.	May 2022	1.40	1,830	19,504	420	19,084
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.67% versus EUR-EURIBOR maturing 05/16/2023	JPMorgan Chase Bank, N.A.	May 2022	1.67	1,780	19,085	9,994	9,091
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.40% versus GBP-SONIA maturing 09/08/2032	JPMorgan Chase Bank, N.A.	September 2022	0.40	1,560	29,423	448	28,975
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.36% versus GBP-SONIA maturing 09/08/2032	JPMorgan Chase Bank, N.A.	September 2022	0.36	1,180	21,844	296	21,548
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.29% versus USD-SOFR maturing 11/16/2023	JPMorgan Chase Bank, N.A.	November 2022	1.29	33,500	40,200	4,837	35,363
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.55% versus USD-SOFR maturing 11/16/2023	JPMorgan Chase Bank, N.A.	November 2022	1.55	33,500	68,675	9,119	59,556
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.06% versus USD-LIBOR maturing 11/15/2022	JPMorgan Chase Bank, N.A.	November 2022	1.06	1,400	72,719	2,122	70,597
Call option to enter into an interest rate swap for the right to receive a fixed rate of 1.23% versus EUR-EURIBOR maturing 05/03/2023	Morgan Stanley & Co.	May 2022	1.23	1,860	20,795	—	20,795
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.69% versus USD-SOFR maturing 05/19/2023	Morgan Stanley Co., Inc.	May 2022	2.69	2,320	27,753	21,780	5,973
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.59% versus USD-SOFR maturing 05/05/2023	Morgan Stanley Co., Inc.	May 2022	2.59	2,320	29,000	16,152	12,848
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.60% versus USD-SOFR maturing 05/11/2023	Morgan Stanley Co., Inc.	May 2022	2.60	2,320	30,334	9,943	20,391
Call option to enter into an interest rate swap for the right to receive a fixed rate of 2.20% versus USD-SOFR maturing 05/04/2023	Morgan Stanley Co., Inc.	May 2022	2.20	2,320	24,650	2	24,648
Call option to enter into an interest rate swap for the right to receive a fixed rate of 0.60% versus GBP-SONIA maturing 11/16/2032	Morgan Stanley Co., Inc.	November 2022	0.60	1,300	29,632	2,131	27,501

					$771,970	$217,286	$554,684

Over the Counter Written Put Options on Currency Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
Put option to sell South African Rand in exchange for U.S. Dollar at the strike price of 14.39 ZAR per $1.00 USD	Bank of America, N.A.	May 2022	ZAR 14.39	$1,255	$7,467	$1	7,466
Put option to sell Czech Koruna in exchange for Euro Currency at the strike price of 24.30 CZK per 0.95 EUR	Bank of America, N.A.	May 2022	CZK 24.30	568	1,651	412	1,239
Put option to sell Poland Zloty in exchange for Euro Currency at the strike price of 4.68 PLN per 0.95 EUR	Bank of America, N.A.	May 2022	PLN 4.68	379	3,389	3,402	(13)
Put option to sell New Zealand Dollar in exchange for Austrialian Dollar at the strike price of 1.08 NZD per 1.42 AUD	Bank of America, N.A.	May 2022	NZD 1.08	1,679	3,381	414	2,967
Put option to sell Swedish Krona in exchange for Euro Currency at the strike price of 10.24 SEK per 0.95 EUR	Barclays Bank PLC	May 2022	SEK 10.24	374	3,049	1,446	1,603
Put option to sell Yuan Reminibi in exchange for U.S. Dollar at the strike price of 6.38 CNH per $1.00 USD	BNP Paribas SA	May 2022	CNH 6.38	416	1,340	—	1,340
Put option to sell U.S. Dollar in exchange for British Pound at the strike price of $1.31 USD per 0.80 GBP	Citibank, N.A.	May 2022	USD 1.31	1,886	20,494	88,968	(68,474)
Put option to sell Poland Zloty in exchange for Euro Currency at the strike price of 4.63 PLN per 0.95 EUR	Citibank, N.A.	May 2022	PLN 4.63	382	3,467	476	2,991
Put option to sell Swedish Krona in exchange for Euro Currency at the strike price of 10.30 SEK per 0.95 EUR	Citibank, N.A.	May 2022	SEK 10.30	379	3,372	3,385	(13)
Put option to sell U.S. Dollar in exchange for New Zealand Dollar at the strike price of $0.66 USD per 1.55 NZD	Citibank, N.A.	May 2022	USD 0.66	9,155	81,551	161,527	(79,976)
Put option to sell Mexican Peso in exchange for U.S. Dollar at the strike price of 19.45 MXN per $1.00 USD	HSBC Bank PLC	May 2022	MXN 19.45	1,275	3,862	1	3,861
Put option to sell U.S. Dollar in exchange for Euro Currency at the strike price of 1.07 USD per 0.95 EUR	HSBC Bank PLC	May 2022	USD 1.07	2,283	35,741	42,148	(6,407)
Put option to sell U.S. Dollar in exchange for British Pound at the strike price of $1.29 USD per 0.80 GBP	HSBC Bank PLC	May 2022	USD 1.29	3,785	69,058	107,364	(38,306)
Put option to sell U.S. Dollar in exchange for British Pound at the strike price of $1.26 USD per 0.80 GBP	HSBC Bank PLC	May 2022	USD 1.26	3,787	55,352	55,834	(482)
Put option to sell Yuan Reminibi in exchange for U.S. Dollar at the strike price of 6.39 CNH per $1.00 USD	JPMorgan Chase Bank, N.A.	May 2022	CNH 6.39	410	1,388	19	1,369
Put option to sell Swedish Krona in exchange for Euro Currency at the strike price of 10.32 SEK per 0.95 EUR	JPMorgan Chase Bank, N.A.	May 2022	SEK 10.32	376	3,168	1,836	1,332
Put option to sell Chilean Peso in exchange for U.S. Dollar at the strike price of 786.00 CLP per $1.00 USD	JPMorgan Chase Bank, N.A.	May 2022	CLP 786	622	4,095	47	4,048
Put option to sell Yuan Reminibi in exchange for U.S. Dollar at the strike price of 6.64 CNH per $1.00 USD	JPMorgan Chase Bank, N.A.	June 2022	CNH 6.64	396	2,740	2,654	86
Put option to sell Swedish Krona in exchange for Euro Currency at the strike price of 10.29 SEK per 0.95 EUR	Morgan Stanley & Co, International PLC	May 2022	SEK 10.29	383	3,333	687	2,646
Put option to sell U.S. Dollar in exchange for Euro Currency at the strike price of 1.07 USD per 0.95 EUR	Morgan Stanley & Co, International PLC	May 2022	USD 1.07	2,255	17,921	38,491	(20,570)
Put option to sell U.S. Dollar in exchange for New Zealand Dollar at the strike price of $0.69 USD per 1.55 NZD	Morgan Stanley & Co, International PLC	May 2022	USD 0.69	1,818	15,529	77,643	(62,114)
Put option to sell New Zealand Dollar in exchange for Austrialian Dollar at the strike price of 1.08 NZD per 1.42 AUD	Morgan Stanley & Co, International PLC	May 2022	NZD 1.08	1,653	3,417	3,098	319
Put option to sell Poland Zloty in exchange for Euro Currency at the strike price of 4.64 PLN per 0.95 EUR	UBS AG	May 2022	PLN 4.64	377	3,506	1,644	1,862
Put option to sell Norwegian Krone in exchange for Euro Currency at the strike price of 9.40 NOK per 0.95 EUR	UBS AG	May 2022	NOK 9.40	1,133	4,858	188	4,670
Put option to sell Poland Zloty in exchange for Euro Currency at the strike price of 4.64 PLN per 0.95 EUR	UBS AG	May 2022	PLN 4.64	374	2,940	2,156	784
Put option to sell Yuan Reminibi in exchange for U.S. Dollar at the strike price of 6.57 CNH per $1.00 USD	UBS AG	May 2022	CNH 6.57	402	2,440	1,210	1,230
Put option to sell New Zealand Dollar in exchange for Austrialian Dollar at the strike price of 1.08 NZD per 1.42 AUD	UBS AG	May 2022	NZD 1.08	838	1,796	292	1,504

					$360,305	$595,343	$(235,038)

Over the Counter Written Put Options on Interest Rate Swap Contracts

Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2022	Unrealized (Depreciation)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.63% versus EUR-EURIBOR maturing 05/25/2023	Citibank, N.A.	May 2022	1.63%	$1,760	$21,035	$29,431	$(8,396)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.59% versus USD-SOFR maturing 05/25/2023	Citibank, N.A.	May 2022	2.59	2,320	29,000	43,735	(14,735)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.40% versus EUR-EURIBOR maturing 05/09/2023	JPMorgan Chase Bank, N.A.	May 2022	1.40	1,830	19,504	59,717	(40,213)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.67% versus EUR-EURIBOR maturing 05/16/2023	JPMorgan Chase Bank, N.A.	May 2022	1.67	1,780	19,085	21,971	(2,886)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 1.23% versus EUR-EURIBOR maturing 05/03/2023	Morgan Stanley Co., Inc.	May 2022	1.23	1,860	20,795	91,351	(70,556)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.20% versus USD-SOFR maturing 05/04/2023	Morgan Stanley Co., Inc.	May 2022	2.20	2,320	24,650	104,468	(79,818)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.60% versus USD-SOFR maturing 05/11/2023	Morgan Stanley Co., Inc.	May 2022	2.60	2,320	30,334	34,069	(3,735)
Put option to enter into an interest rate swap for the right to pay a fixed rate of 2.69% versus USD-SOFR maturing 05/19/2023	Morgan Stanley Co., Inc.	May 2022	2.69	2,320	27,753	28,869	(1,116)

					$192,156	$413,611	$(221,455)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2	Short	Euro-OAT	June 2022	$310,820	$307,708	$3,112
12	Short	Long Gilt	June 2022	1,804,944	1,787,188	17,756
3	Long	U.S. Treasury Long Bonds	June 2022	422,063	422,063	—
47	Short	U.S. Treasury 10 Year Ultra Bonds	June 2022	6,492,471	6,063,000	429,471

						$450,339

						Unrealized (Depreciation)
39	Long	Australian 10 Year Bonds	June 2022	$3,653,891	$3,420,727	$(233,164)
43	Long	Australian 3 Year Bonds	June 2022	3,400,234	3,311,022	(89,212)
13	Long	Canada 10 Year Bonds	June 2022	1,373,821	1,278,698	(95,123)
60	Short	Euro-BOBL	June 2022	8,049,734	8,050,114	(380)
2	Long	Euro-BTP	June 2022	304,965	275,004	(29,961)
38	Long	Euro-Bund	June 2022	6,457,604	6,157,133	(300,471)
12	Long	Euro-BUXL 30 Year Bonds	June 2022	2,200,205	2,164,505	(35,700)
12	Long	Euro-Schatz	June 2022	1,416,382	1,394,370	(22,012)
7	Long	Japan 10 Year Bonds	June 2022	8,137,700	8,070,430	(67,270)
279	Long	U.S. Treasury 10 Year Notes	June 2022	34,417,040	33,244,594	(1,172,446)
159	Long	U.S. Treasury 2 Year Notes	June 2022	33,597,239	33,519,188	(78,051)
43	Long	U.S. Treasury 5 Year Notes	June 2022	4,869,750	4,844,891	(24,859)
1	Long	U.S. Treasury Ultra Bonds	June 2022	161,380	160,438	(942)

						$(2,149,591)

		Net Unrealized Appreciation (Depreciation)				$(1,699,252)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
JPMorgan Chase Bank, N.A.	AUD	11,627	NZD	12,662	05/13/2022	$—	$(42)
	AUD	1,179,082	NZD	1,286,243	06/15/2022	—	(3,396)
	AUD	1,519,682	USD	1,117,369	06/15/2022	42,809	—
	BRL	2,916,983	USD	616,649	05/03/2022	26,638	—
	BRL	7,780,896	USD	1,562,429	05/11/2022	—	(7,415)
	BRL	1,933,296	USD	387,979	05/31/2022	469	—
	BRL	870,011	USD	171,600	06/02/2022	—	(2,672)
	CAD	395,363	EUR	283,634	06/15/2022	—	(7,921)
	CAD	2,463,491	USD	1,940,706	06/15/2022	23,257	—
	CHF	612,075	EUR	603,891	06/15/2022	7,746	—
	CHF	2,013,957	USD	2,172,654	06/15/2022	97,801	—
	CHF	398,891	USD	420,617	07/20/2022	8,773	—
	CLP	152,573,222	USD	190,609	06/15/2022	13,233	—
	CNH	13,938,745	USD	2,136,794	05/25/2022	41,787	—
	CNH	21,398,650	USD	3,332,796	06/15/2022	120,822	—
	COP	4,074,058,269	USD	1,051,681	05/16/2022	24,617	—
	COP	720,337,533	USD	189,361	06/15/2022	8,668	—
	CZK	7,903,522	EUR	303,456	06/15/2022	—	(16,391)
	CZK	12,546,117	USD	564,766	06/15/2022	29,567	—
	EUR	10,880,620	USD	12,128,668	05/05/2022	649,269	—
	EUR	1,267,147	USD	1,355,847	05/10/2022	18,709	—
	EUR	656,658	NOK	6,310,076	05/23/2022	—	(20,546)
	EUR	3,178,687	USD	3,395,767	05/23/2022	39,625	—
	EUR	662,623	PLN	3,107,295	05/25/2022	—	(410)
	EUR	1,242,271	SEK	12,788,209	05/25/2022	—	(8,717)
	EUR	52,386	CZK	1,285,563	05/31/2022	—	(399)
	EUR	734,109	NOK	7,211,516	05/31/2022	—	(6,465)
	EUR	593,204	AUD	881,747	06/15/2022	—	(3,553)
	EUR	289,654	CAD	401,825	06/15/2022	6,587	—
	EUR	1,544,106	CHF	1,577,839	06/15/2022	—	(6,613)
	EUR	565,570	CZK	13,915,848	06/15/2022	—	(4,194)
	EUR	571,765	GBP	478,519	06/15/2022	—	(2,636)
	EUR	867,496	NOK	8,347,276	06/15/2022	—	(26,901)
	EUR	1,180,885	SEK	12,394,742	06/15/2022	15,519	—
	EUR	1,148,873	SGD	1,710,631	06/15/2022	22,476	—
	EUR	3,556,476	USD	3,912,987	06/15/2022	153,697	—
	GBP	5,434,179	USD	6,979,440	05/05/2022	146,243	—
	GBP	476,358	USD	596,675	05/25/2022	—	(2,312)
	GBP	2,573,515	USD	3,227,935	05/27/2022	—	(8,073)
	GBP	721,140	USD	905,769	06/06/2022	—	(1,009)
	GBP	3,876,311	USD	5,084,153	06/15/2022	209,717	—
	GBP	2,680,912	USD	3,516,105	06/29/2022	144,586	—
	HUF	42,654,044	EUR	113,502	06/15/2022	1,699	—
	HUF	301,697,212	USD	859,432	06/15/2022	22,851	—
	IDR	8,796,681,076	USD	608,441	05/13/2022	2,595	—
	IDR	15,902,388,074	USD	1,098,474	05/31/2022	7,267	—
	ILS	2,779,767	USD	862,915	05/09/2022	30,133	—
	ILS	6,660,141	USD	2,011,721	05/23/2022	14,882	—
	ILS	1,633,474	USD	505,517	06/15/2022	15,183	—
	INR	299,179,928	USD	3,910,218	05/05/2022	—	(2,304)
	INR	23,984,615	USD	312,544	05/27/2022	58	—
	INR	98,584,915	USD	1,277,063	06/15/2022	—	(4,710)
	JPY	2,015,877,275	USD	17,501,259	05/23/2022	1,959,257	—
	JPY	444,482,214	USD	3,690,465	06/13/2022	260,972	—
	JPY	326,841,762	USD	2,774,410	06/15/2022	252,365	—
	JPY	847,972,927	USD	7,335,178	06/16/2022	791,572	—
	JPY	270,478,415	USD	2,191,077	07/11/2022	101,389	—
	KRW	765,067,321	USD	606,263	05/04/2022	—	(2,372)
	KRW	5,928,524,770	USD	4,793,067	05/09/2022	95,823	—
	KRW	3,314,168,231	USD	2,619,366	05/23/2022	—	(4,029)
	KRW	3,333,424,610	USD	2,620,205	05/26/2022	—	(18,355)
	KRW	335,202,131	USD	264,808	05/31/2022	—	(507)
	KRW	547,680,761	USD	448,375	06/15/2022	14,811	—
	KRW	389,144,624	USD	312,375	06/29/2022	4,245	—
	KRW	639,547,372	USD	525,628	06/30/2022	19,217	—
	MXN	18,572,490	USD	907,722	05/05/2022	—	(2,031)
	MXN	6,515,262	USD	318,835	06/02/2022	1,396	—
	MXN	19,054,583	USD	934,486	06/15/2022	8,396	—
	NOK	14,989,767	EUR	1,525,414	05/25/2022	12,517	—
	NOK	3,818,076	EUR	395,490	06/15/2022	10,924	—
	NOK	10,366,043	USD	1,158,463	06/15/2022	53,137	—
	NZD	7,167,306	USD	4,804,911	05/11/2022	177,587	—
	NZD	110,383	USD	76,663	05/12/2022	5,397	—
	NZD	6,418,282	USD	4,242,282	05/23/2022	98,491	—
	NZD	3,895,759	USD	2,577,774	06/10/2022	62,749	—
	NZD	459,071	CAD	399,970	06/15/2022	14,964	—
	NZD	7,827,321	USD	5,355,603	06/15/2022	302,717	—
	PLN	5,901,971	EUR	1,256,248	05/25/2022	—	(1,685)
	PLN	811,191	EUR	171,664	06/15/2022	—	(593)
	RUB	37,751,489	USD	497,710	05/04/2022	—	(31,393)
	SEK	17,041,997	EUR	1,645,192	05/25/2022	741	—
	SEK	11,693,200	EUR	1,101,470	06/15/2022	—	(27,935)
	SEK	10,625,501	USD	1,098,960	06/15/2022	15,603	—
	SEK	4,031,504	USD	429,262	07/01/2022	17,985	—
	TRY	2,635,351	USD	177,008	05/09/2022	—	(114)
	TRY	2,099,286	USD	137,979	05/31/2022	—	(777)
	TRY	13,972,476	USD	1,448,000	06/14/2022	534,497	—
	TRY	12,087,489	USD	733,563	06/15/2022	—	(56,094)
	TWD	8,793,673	USD	303,722	06/15/2022	4,134	—
	TWD	51,656,323	USD	1,779,850	07/08/2022	16,790	—
	USD	600,358	BRL	2,916,983	05/03/2022	—	(10,348)
	USD	615,505	KRW	765,067,321	05/04/2022	—	(6,870)
	USD	470,562	RUB	37,751,489	05/04/2022	58,541	—
	USD	8,298,099	EUR	7,587,709	05/05/2022	—	(292,826)
	USD	7,027,205	GBP	5,434,179	05/05/2022	—	(194,008)
	USD	1,305,048	INR	99,069,157	05/05/2022	—	(9,472)
	USD	922,639	MXN	18,572,490	05/05/2022	—	(12,886)
	USD	463,818	ILS	1,500,401	05/09/2022	—	(14,318)
	USD	3,764,927	KRW	4,694,653,112	05/09/2022	—	(45,296)
	USD	753,806	EUR	697,452	05/10/2022	—	(17,830)
	USD	554,226	BRL	2,750,379	05/11/2022	680	—
	USD	5,432,709	NZD	8,082,135	05/11/2022	—	(214,758)
	USD	2,602,716	ZAR	39,945,231	05/12/2022	—	(75,569)
	USD	1,293,274	IDR	18,567,856,149	05/13/2022	—	(14,465)
	USD	482,660	CLP	396,632,889	05/16/2022	—	(18,644)
	USD	563,415	COP	2,135,476,125	05/16/2022	—	(25,064)
	USD	1,577,022	EUR	1,461,812	05/23/2022	—	(33,603)
	USD	1,970,650	ILS	6,501,457	05/23/2022	—	(21,387)
	USD	611,371	KRW	753,697,824	05/23/2022	—	(14,766)
	USD	4,043,089	NZD	6,070,176	05/23/2022	—	(124,044)
	USD	968,429	CNH	6,390,652	05/25/2022	—	(7,908)
	USD	2,291,269	GBP	1,797,751	05/25/2022	—	(30,726)
	USD	3,661,387	EUR	3,428,597	05/26/2022	—	(40,915)
	USD	1,817,197	KRW	2,265,901,849	05/26/2022	—	(23,631)
	USD	1,942,309	NZD	2,939,769	05/26/2022	—	(44,321)
	USD	3,483,607	GBP	2,766,268	05/27/2022	—	(5,226)
	USD	1,316,591	INR	101,197,324	05/27/2022	1,870	—
	USD	1,118,062	BRL	5,610,575	05/31/2022	6,523	—
	USD	1,339,428	EUR	1,255,349	05/31/2022	—	(13,539)
	USD	630,293	ILS	2,085,955	05/31/2022	—	(4,605)
	USD	1,432,553	KRW	1,817,621,108	05/31/2022	6,107	—
	USD	127,467	TRY	1,939,341	05/31/2022	718	—
	USD	78,659	INR	6,049,670	06/02/2022	107	—
	USD	275,312	MXN	5,671,978	06/02/2022	1,040	—
	USD	1,232,360	GBP	983,136	06/06/2022	3,858	—
	USD	5,021,036	NZD	7,620,208	06/10/2022	—	(101,580)
	USD	878,364	KRW	1,117,278,715	06/14/2022	6,100	—
	USD	1,132,747	TRY	13,972,476	06/14/2022	—	(219,243)
	USD	3,887,827	AUD	5,315,702	06/15/2022	—	(129,117)
	USD	3,558,858	CAD	4,511,545	06/15/2022	—	(47,314)
	USD	866,101	CHF	802,645	06/15/2022	—	(39,186)
	USD	125,788	CLP	99,253,329	06/15/2022	—	(10,400)
	USD	259,493	CZK	6,054,577	06/15/2022	—	(1,214)
	USD	4,676,308	EUR	4,256,582	06/15/2022	—	(176,986)
	USD	638,122	GBP	486,216	06/15/2022	—	(26,709)
	USD	128,480	HUF	43,901,719	06/15/2022	—	(6,745)
	USD	329,854	IDR	4,767,716,654	06/15/2022	—	(3,241)
	USD	315,000	INR	24,070,725	06/15/2022	—	(2,039)
	USD	2,631,867	JPY	310,068,541	06/15/2022	—	(239,252)
	USD	446,294	KRW	543,968,894	06/15/2022	—	(15,669)
	USD	1,622,491	MXN	33,802,133	06/15/2022	20,358	—
	USD	2,623,730	NOK	23,405,745	06/15/2022	—	(127,987)
	USD	1,985,659	NZD	2,917,554	06/15/2022	—	(102,247)
	USD	3,910,241	SEK	36,950,186	06/15/2022	—	(142,865)
	USD	1,743,781	SGD	2,369,498	06/15/2022	—	(30,523)
	USD	122,404	TRY	1,873,579	06/15/2022	—	(6)
	USD	320,790	TWD	9,087,982	06/15/2022	—	(11,175)
	USD	658,706	ZAR	10,040,377	06/15/2022	—	(25,820)
	USD	1,907,731	JPY	220,892,182	06/16/2022	—	(203,159)
	USD	324,175	KRW	393,584,376	06/29/2022	—	(12,529)
	USD	606,320	KRW	765,067,321	06/30/2022	—	(519)
	USD	5,301,696	AUD	7,177,188	07/14/2022	—	(224,215)
	USD	7,346,479	JPY	937,079,624	07/15/2022	—	(105,138)
	USD	2,414,780	CAD	3,071,173	07/21/2022	—	(24,826)
	USD	628,294	INR	48,538,931	07/29/2022	—	(79)
	ZAR	26,497,035	USD	1,719,481	05/12/2022	43,140	—
	ZAR	11,273,238	USD	736,484	06/15/2022	25,886	—

Net Unrealized Appreciation/(Depreciation)						$6,959,887	$(3,629,372)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

CNH — Yuan Renminbi

COP — Colombian Peso

CZK — Czech Koruna

EUR — Euro Currency

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli New Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

NOK — Norwegian Krone

NZD — New Zealand Dollar

PLN — Polish Zloty

RUB — New Russian Ruble

SEK — Swedish Krona

SGD — Singapore Dollar

TRY — Turkish Lira

TWD — Taiwan Dollar

USD — United States Dollar

ZAR — South African Rand

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized Appreciation/
BRL	11,540	1/2/2023	Less than 1 month BRCDI/Maturity	5.800%/Maturity	$4,285	$110,354
BRL	1,770	1/2/2023	12.400%/Maturity	Less than 1 month BRCDI/Maturity	(61)	2,655
BRL	1,630	1/2/2024	12.300%/Maturity	Less than 1 month BRCDI/Maturity	1,248	663
USD	1,010	1/12/2024	Less than 1 month SOFR/Maturity	1.290%/Annually	7,211	11,412
USD	3,490	2/9/2024	Less than 1 month SOFR/Maturity	1.730%/Annually	45,004	5,074
USD	13,350	3/14/2024	Less than 1 month SOFR/Maturity	2.500%/Maturity	53,869	39,714
USD	13,580	3/16/2024	Less than 1 month SOFR/Annually	1.750%/Annually	41,756	209,918
EUR	11,030	3/16/2024	3 month EURIBOR/Quarterly	0.250%/Annually	61,319	85,701
CAD	3,650	3/16/2024	3 month CDOR/Semi-annually	1.000%/Semi-annually	53,599	51,920
USD	800	3/16/2024	Less than 1 month SOFR/Annually	0.250%/Annually	20,849	15,139
USD	4,250	3/24/2024	Less than 1 month SOFR/Annually	2.000%/Annually	11,625	43,430
MXN	32,010	6/12/2024	1 month TIIE/Monthly	8.700%/Monthly	8	19,688
CAD	9,350	6/15/2024	3 month CDOR/Semi-annually	2.250%/Semi-annually	111,494	21,630
ZAR	49,081	6/15/2024	3 month JIBAR/Quarterly	6.100%/Quarterly	12,884	14,331
PLN	4,472	6/15/2024	6 month WIBOR/Semi-annually	4.750%/Annually	30,279	14,013
GBP	2,600	6/15/2024	Less than 1 month SONIA/Annually	2.000%/Annually	10,547	9,859
USD	8,360	7/25/2024	3 month USD-LIBOR/Quarterly	1 month USD-LIBOR + 0.09%/Quarterly	1,654	1,195
BRL	5,150	1/2/2025	1 month BRCDI/ Monthly	10.950%/Monthly	(1,354)	20,811
EUR	3,180	3/16/2025	6 month EURIBOR/Semi-annually	0.000%/Annually	53,626	81,835
GBP	5,050	3/16/2027	Less than 1 month SONIA/Annually	0.500%/Annually	204,620	263,275
USD	15,300	3/16/2027	Less than 1 month SOFR/Annually	1.000%/Annually	955,265	250,347
CAD	2,780	3/16/2027	3 month CDOR/Semi-annually	1.750%/Semi-annually	73,884	61,379
CHF	4,530	3/16/2027	12 month SARON/Annually	0.000%/Annually	215,219	26,414
JPY	437,760	3/16/2027	0.000%/Annually	12 month JPY-LIBOR/Annually	(28,767)	3,062
USD	2,620	6/15/2027	Less than 1 month SOFR/Annually	1.750%/Annually	95,899	28,652
EUR	3,290	3/16/2029	6 month EURIBOR/Semi-annually	0.000%/Annually	(1,494)	353,035
SEK	59,350	3/16/2032	3 month STIBOR/Quarterly	1.000%/Annually	402,028	304,420
USD	9,090	3/16/2032	Less than 1 month SOFR/Annually	1.500%/Annually	844,682	92,502
GBP	1,510	3/16/2032	Less than 1 month SONIA/Annually	0.750%/Annually	164,127	33,790
AUD	1,680	3/16/2032	6 month BBSW/Semi-annually	2.000%/Semi-annually	142,892	4,226
EUR	750	3/16/2032	6 month EURIBOR/Semi-annually	0.250%/Annually	105,679	1,349
JPY	137,450	3/16/2032	12 month JPY-LIBOR/Annually	0.000%/Annually	38,410	1,184
NZD	1,000	3/16/2032	2.750%/Semi-annually	3 month NZDBB/Quarterly	(62,307)	828
USD	11,870	3/17/2032	Less than 1 month SOFR/Annually	1.500%/Annually	250,674	309,059
GBP	3,280	3/17/2032	Less than 1 month SONIA/Annually	1.000%/Annually	78,559	50,415
EUR	560	4/27/2032	6 month EURIBOR/Semi-annually	1.897%/Annually	9	3,499
MXN	1,970	6/2/2032	1 month TIIE/Monthly	8.400%/Monthly	770	3,179
PLN	2,601	6/15/2032	6 month WIBOR/Semi-annually	3.750%/Annually	31,358	60,869
USD	1,940	2/9/2033	Less than 1 month SOFR/Annually	1.850%/Annually	97,643	52,922
GBP	410	3/16/2037	Less than 1 month SONIA/Annually	1.000%/Annually	(22,594)	78,746
GBP	720	3/16/2042	Less than 1 month SONIA/Annually	1.000%/Annually	(61,448)	178,030
EUR	270	3/16/2042	6 month EURIBOR/Semi-annually	0.500%/Annually	(9,816)	71,565
EUR	700	4/27/2042	6 month EURIBOR/Semi-annually	1.363%/Annually	24	3,990
GBP	320	3/16/2052	Less than 1 month SONIA/Annually	1.000%/Annually	13,094	50,075

					$4,048,252	$3,046,154

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received by the Portfolio/Freqency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Gross Unrealized (Depreciation)
NZD	6,080	12/15/2022	1.250%/Semi-annually	3 month NZDBB/Quarterly	$(3,481)	$(34,304)
BRL	4,970	1/2/2023	10.565%/Maturity	Less than 1 month BRCDI/ Maturity	—	(9,585)
BRL	15,010	1/2/2024	11.814%/Monthly	Less than 1 month BRCDI/ Monthly	15,444	(24,292)
AUD	18,110	3/14/2024	2.480%/Quarterly	3 month BBSW/Quarterly	(73,268)	(54,496)
GBP	70	3/16/2024	0.250%/Annually	Less than 1 month SONIA/Annually	(2,854)	(310)
EUR	30	3/16/2024	0.000%/Annually	6 month EURIBOR/Semi-annually	(478)	(331)
CNY	13,700	3/16/2024	2.250%/Quarterly	3 month CFXS/Quarterly	6,021	(5,544)
SEK	117,360	3/16/2024	0.500%/Annually	3 month STIBOR/Quarterly	(163,439)	(115,391)
NZD	25,610	3/16/2024	2.750%/Semi-annually	3 month NZDBB/Quarterly	49,869	(348,980)
CAD	7,160	3/22/2024	2.500%/Semi-annually	3 month CDOR/Semi-annually	(6,037)	(48,226)
NOK	84,920	6/15/2024	6 month NIBOR/Semi-annually	2.000%/Annually	122,212	(1,779)
KRW	4,255,490	6/15/2024	3 month KSDA/Quarterly	3.000%/Quarterly	3,008	(2,172)
CNY	11,460	6/15/2024	2.250%/Quarterly	3 month CNRR/Quarterly	4,209	(5,024)
EUR	10,180	6/15/2024	0.250%/Annually	12 month ESTR/Annually	(73,877)	(51,991)
SEK	110,540	6/15/2024	0.750%/Annually	3 month STIBOR/Quarterly	(197,363)	(74,368)
BRL	16,050	1/2/2025	12.060%/Maturity	Less than 1 month BRCDI/ Maturity	11,105	(5,097)
BRL	90	1/4/2027	11.230%/Monthly	1 month CETIP/Monthly	119	(254)
NOK	54,620	3/16/2027	6 month NIBOR/Semi-annually	2.000%/Annually	260,852	(20,957)
EUR	360	3/16/2027	0.000%/Annually	12 month EURIBOR/Annually	(2,318)	(22,313)
NZD	4,040	3/16/2027	2.750%/Semi-annually	3 month NZDBB/Quarterly	(20,421)	(115,065)
EUR	6,910	3/16/2027	0.000%/Annually	6 month EURIBOR/Semi-annually	(222,075)	(350,927)
SEK	133,500	3/16/2027	0.750%/Annually	3 month STIBOR/Quarterly	(533,082)	(384,735)
AUD	14,100	3/16/2027	1.250%/Semi-annually	6 month BBSW/Semi-annually	(475,786)	(423,636)
CNY	11,710	6/15/2027	2.250%/Quarterly	3 month CNRR/Quarterly	(13,599)	(7,816)
NZD	3,910	6/15/2027	3.000%/Semi-annually	3 month NZDBB/Quarterly	(85,586)	(26,628)
USD	3,670	2/9/2028	1.810%/Annually	Less than 1 month SOFR/ Annually	(128,625)	(42,387)
NZD	990	9/16/2031	3 month NZDBB/Quarterly	3.000%/Semi-annually	22,724	(777)
USD	3,570	11/15/2031	2.130%/Annually	Less than 1 month SOFR/Annually	(17,836)	(157,149)
NOK	26,580	3/16/2032	2.000%/Annually	6 month NIBOR/Semi-annually	(89,244)	(145,131)
CAD	4,290	3/16/2032	2.000%/Semi-annually	3 month CDOR/Semi-annually	(205,111)	(168,022)
CHF	6,550	3/16/2032	0.250%/Annually	12 month CHF-LIBOR/Annually	(238,016)	(409,106)
CAD	1,970	3/17/2032	2.000%/Semi-annually	3 month CDOR/Semi-annually	(64,725)	(26,631)
SEK	15,980	3/17/2032	1.000%/Annually	3 month STIBOR/Quarterly	(40,286)	(59,471)
CHF	5,120	3/17/2032	0.500%/Annually	12 month CHF-LIBOR/Annually	(86,112)	(218,704)
EUR	10,640	3/17/2032	0.500%/Annually	6 month EURIBOR/Semi-annually	(458,953)	(309,801)
GBP	1,370	6/7/2032	1.7415%/Annually	Less than 1 month SONIA/Annually	(14,162)	(15,692)
KRW	313,650	6/15/2032	3 month KSDA/Quarterly	2.500%/Quarterly	13,423	(3,308)
ZAR	9,375	6/15/2032	8.000%/Quarterly	3 month JIBAR/Quarterly	(10,339)	(12,380)
EUR	1,210	4/27/2037	2.005%/Annually	6 month EURIBOR/Semi-annually	27	(6,824)
EUR	250	3/16/2052	0.500%/Annually	6 month EURIBOR/Semi-annually	21,015	(83,219)

					$(2,697,045)	$(3,792,823)

					$1,351,207	$(746,669)

BBSW — Bank Bill Swap Reference Rate

BRCDI — Brazilian Interbank Certificate of Deposit

CDOR — Canadian Dollar Offered Rate

CETIP — Central of Custody and Financial Settlement of Securities

CFXS — 7 Day Reverse Repo Rate

CNRR — 7 Day Repo Rate

ESTR — Euro Short-Term Rate

EURIBOR — Euro Interbank Offered Rate

JIBAR — Johannesburg Interbank Average Rate

KSDA— Korea Securities Dealers Association Floating Rate Index

LIBOR — London Interbank Offered Rate

NIBOR — Norwegian Interbank Offered Rate

NZDBB — New Zealand Bank Dollar Bill

SARON — Swiss Average Rate Overnight

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

STIBOR — Stockholm Interbank Offered Rate

TIIE — Interbank Equilibrium Interest Rate

WIBOR — Warsaw Interbank Offered Rate

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection (1)

						Value(4)
Reference Obligation	Fixed Deal Receive Rate	Frequency	Maturity Date	Implied Credit Spread at April 30, 2022 (2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2022	0.3284%	$18,850	$17,824	$422
CDX North American Investment Grade Index	1.000%	Quarterly	12/20/2026	0.7812%	18,100	321,315	(151,338)
CDX North American Investment Grade Index	1.000%	Quarterly	6/20/2025	0.7130%	2,475	27,608	(6,306)

Total						$366,747	$(157,222)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Industry Allocation*
Sovereign	41.1%
United States Treasury Bonds	9.4
Foreign Government Obligations	7.4
Diversified Financial Services	6.9
Registered Investment Companies	6.3
United States Treasury Notes	3.8
Diversified Banking Institutions	3.2
Banks-Commercial	2.8
Regional Authority	1.8
Federal Home Loan Mtg. Corp.	1.6
SupraNational Banks	1.4
Government National Mtg. Assoc.	1.0
Uniform Mtg. Backed Securities	0.9
Real Estate Investment Trusts	0.9
Pipelines	0.7
Federal National Mtg. Assoc.	0.7
Medical-Drugs	0.7
Federal Home Loan Bank	0.6
Real Estate Operations & Development	0.6
Auto-Cars/Light Trucks	0.6
Options Purchased	0.5
Cellular Telecom	0.4
Tobacco	0.3
Medical Products	0.3
Computers	0.3
Electric-Integrated	0.3
Water	0.3
Brewery	0.3
Aerospace/Defense	0.2
Oil Companies-Integrated	0.2
Electric-Generation	0.2
Airport Development/Maintenance	0.2
Winding-Up Agency	0.2
Drug Delivery Systems	0.2
Finance-Leasing Companies	0.2
Real Estate Management/Services	0.2
Building & Construction Products-Misc.	0.2
Electronic Components-Semiconductors	0.2
Insurance-Multi-line	0.2
Engineering/R&D Services	0.1
Medical-Hospitals	0.1
Enterprise Software/Service	0.1
Retail-Discount	0.1
Oil Companies-Exploration & Production	0.1
Gas-Distribution	0.1
Metal-Diversified	0.1
Food-Misc./Diversified	0.1
Telephone-Integrated	0.1
Insurance-Life/Health	0.1
Chemicals-Specialty	0.1
Containers-Metal/Glass	0.1
Investment Companies	0.1
Building Products-Cement	0.1
Beverages-Wine/Spirits	0.1
Paper & Related Products	0.1
Medical-Wholesale Drug Distribution	0.1
Motion Pictures & Services	0.1
Oil Refining & Marketing	0.1
Chemicals-Diversified	0.1
Building Societies	0.1
Internet Content-Information/News	0.1
Toys	0.1

99.6%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$23,460,537	$—	$23,460,537
Corporate Bonds & Notes	—	56,497,208	—	56,497,208
Foreign Government Obligations	—	148,527,319	—	148,527,319
U.S. Government Agencies	—	17,337,582	—	17,337,582
U.S. Government Treasuries	—	45,946,373	—	45,946,373
Preferred Securities/Capital Securities	—	5,900,690	—	5,900,690
Options-Purchased	—	1,849,656	—	1,849,656
Short-Term Investment Securities:
Foreign Government Obligations	—	25,870,382	—	25,870,382
Registered Investment Companies	21,945,481	—	—	21,945,481

Total Investments at Value	$21,945,481	$325,389,747	$—	$347,335,228

Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$61,653	$—	$61,653
Over the Counter Written Call Options on Interest Rate Swap Contracts	—	554,684	—	554,684
Over the Counter Written Put Options on Currency Contracts	—	41,317	—	41,317
Futures Contracts	450,339	—	—	450,339
Forward Foreign Currency Contracts	—	6,959,887	—	6,959,887
Centrally Cleared Interest Rate Swap Contracts	—	3,046,154	—	3,046,154
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	422	—	422

Total Other Financial Instruments	$450,339	$10,664,117	$—	$11,114,456

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Call Options on Currency Contracts	$—	$357,191	$—	$357,191
Over the Counter Written Put Options on Currency Contracts	—	276,355	—	276,355
Over the Counter Written Put Options on Interest Rate Swap Contracts	—	221,455	—	221,455
Futures Contracts	2,149,591	—	—	2,149,591
Forward Foreign Currency Contracts	—	3,629,372	—	3,629,372
Centrally Cleared Interest Rate Swap Contracts	—	3,792,823	—	3,792,823
Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection	—	157,644	—	157,644

Total Other Financial Instruments	$2,149,591	$8,434,840	$—	$10,584,431

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Goldman Sachs Multi-Asset Insights Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 64.5%
Advertising Services — 0.3%
Hakuhodo DY Holdings, Inc.	5,200	$61,478
Publicis Groupe SA	701	41,961

		103,439

Aerospace/Defense — 0.7%
Dassault Aviation SA	356	60,204
General Dynamics Corp.	687	162,496
Teledyne Technologies, Inc.†	64	27,619

		250,319

Aerospace/Defense-Equipment — 0.4%
Safran SA	1,459	155,278

Agricultural Chemicals — 0.4%
CF Industries Holdings, Inc.	1,527	147,859

Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	2,148	192,375

Apparel Manufacturers — 0.3%
Gunze, Ltd.	100	2,891
Kering SA	213	113,135

		116,026

Appliances — 0.3%
Whirlpool Corp.	568	103,103

Applications Software — 2.2%
Intuit, Inc.	248	103,850
Microsoft Corp.	1,879	521,460
ServiceNow, Inc.†	372	177,853

		803,163

Auto-Cars/Light Trucks — 1.6%
Bayerische Motoren Werke AG (Preference Shares)	174	12,949
Ford Motor Co.	3,163	44,788
General Motors Co.†	4,376	165,894
Stellantis NV	2,465	32,840
Tesla, Inc.†	303	263,840
Volkswagen AG (Preference Shares)	522	81,891

		602,202

Auto/Truck Parts & Equipment-Original — 0.3%
NGK Insulators, Ltd.	9,000	121,106

Banks-Commercial — 1.7%
Australia & New Zealand Banking Group, Ltd.	9,506	180,433
Commonwealth Bank of Australia	2,873	208,140
East West Bancorp, Inc.	508	36,220
International Bancshares Corp.	3,713	147,740
Nordea Bank Abp	5,610	55,877

		628,410

Banks-Super Regional — 0.1%
KeyCorp	2,329	44,973

Beverages-Non-alcoholic — 0.7%
Coca-Cola Consolidated, Inc.	44	19,426
Monster Beverage Corp.†	200	17,136
PepsiCo, Inc.	1,324	227,344

		263,906

Beverages-Wine/Spirits — 1.3%
Diageo PLC	4,388	217,448
Pernod Ricard SA	855	176,160
Treasury Wine Estates, Ltd.	11,655	91,028

		484,636

Brewery — 0.0%
Heineken Holding NV	227	17,693

Broadcast Services/Program — 0.0%
Warner Bros. Discovery, Inc.†	875	15,881

Building & Construction Products-Misc. — 0.3%
Cie de Saint-Gobain	1,966	114,408

Building Products-Air & Heating — 0.1%
Lennox International, Inc.	155	33,044

Building-Heavy Construction — 0.2%
CK Infrastructure Holdings, Ltd.	2,000	13,457
MasTec, Inc.†	812	58,472

		71,929

Cable/Satellite TV — 0.5%
Charter Communications, Inc., Class A†	285	122,119
Liberty Broadband Corp., Class C†	663	74,137

		196,256

Cellular Telecom — 0.4%
Telstra Corp., Ltd.	55,668	157,731
Vodafone Group PLC ADR	333	5,058

		162,789

Chemicals-Diversified — 0.7%
Innospec, Inc.	105	10,008
K+S AG†	4,605	156,124
Tosoh Corp.	6,600	90,961

		257,093

Commercial Services-Finance — 0.7%
PayPal Holdings, Inc.†	1,321	116,156
S&P Global, Inc.	415	156,247

		272,403

Computer Aided Design — 0.5%
Dassault Systemes SE	2,104	93,596
Synopsys, Inc.†	280	80,301

		173,897

Computer Data Security — 0.5%
Crowdstrike Holdings, Inc., Class A†	243	48,299
Fortinet, Inc.†	488	141,037

		189,336

Computer Services — 0.3%
EPAM Systems, Inc.†	127	33,654
NTT Data Corp.	4,500	82,933

		116,587

Computers — 2.3%
Apple, Inc.	4,776	752,936
Dell Technologies, Inc., Class C	2,578	121,192

		874,128

Consulting Services — 0.4%
Gartner, Inc.†	519	150,795

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	167	23,185

Cosmetics & Toiletries — 0.1%
Kao Corp.	1,200	48,258

Cruise Lines — 0.3%
Carnival Corp.†	5,915	102,330

Distribution/Wholesale — 0.8%
LKQ Corp.	3,425	169,983
Toyota Tsusho Corp.	3,300	118,911

		288,894

Diversified Banking Institutions — 0.3%
Morgan Stanley	616	49,643
UBS Group AG	4,806	81,310

		130,953

Diversified Minerals — 0.3%
BHP Group, Ltd.	3,103	104,328

E-Commerce/Products — 0.7%
Amazon.com, Inc.†	102	253,534

Electric Products-Misc. — 0.3%
AMETEK, Inc.	686	86,614
Legrand SA	62	5,473
Solar A/S, Class B	59	7,020

		99,107

Electric-Distribution — 0.4%
E.ON SE	15,410	161,506

Electric-Generation — 0.0%
SSE PLC	204	4,752

Electric-Integrated — 0.9%
CMS Energy Corp.	2,551	175,228
Enel SpA	13,412	86,683
Eversource Energy	795	69,483

		331,394

Electric-Transmission — 0.4%
Red Electrica Corp. SA	7,633	153,375

Electronic Components-Misc. — 0.1%
Kyocera Corp.	300	15,862
SCREEN Holdings Co., Ltd.	200	16,384

		32,246

Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	1,283	109,722
Broadcom, Inc.	65	36,036
Micron Technology, Inc.	2,554	174,157
NVIDIA Corp.	828	153,569
ON Semiconductor Corp.†	1,154	60,135

		533,619

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	533	63,571

Energy-Alternate Sources — 0.1%
First Solar, Inc.†	508	37,099

Enterprise Software/Service — 0.9%
Oracle Corp.	2,514	184,527
Paycom Software, Inc.†	487	137,076

		321,603

Entertainment Software — 0.2%
Konami Holdings Corp.	1,100	67,979

Finance-Consumer Loans — 0.4%
Synchrony Financial	4,528	166,676

Finance-Credit Card — 0.4%
Capital One Financial Corp.	1,189	148,173

Finance-Investment Banker/Broker — 0.4%
Daiwa Securities Group, Inc.	29,700	145,311

Finance-Leasing Companies — 0.6%
Mitsubishi HC Capital, Inc.	32,800	147,535
ORIX Corp.	1,000	18,242
Tokyo Century Corp.	1,600	49,183

		214,960

Finance-Other Services — 0.3%
Intercontinental Exchange, Inc.	1,059	122,643

Food-Confectionery — 0.1%
Hershey Co.	152	34,317

Food-Retail — 0.2%
Koninklijke Ahold Delhaize NV	2,010	59,376

Gambling (Non-Hotel) — 0.1%
Red Rock Resorts, Inc., Class A	1,091	47,960

Gas-Distribution — 0.6%
Toho Gas Co., Ltd.	2,800	65,787
Tokyo Gas Co., Ltd.	8,900	170,741

		236,528

Hotels/Motels — 1.4%
Hilton Worldwide Holdings, Inc.†	1,152	178,894
Marriott International, Inc., Class A†	1,095	194,384
Wyndham Hotels & Resorts, Inc.	1,679	147,685

		520,963

Import/Export — 0.4%
Sumitomo Corp.	9,400	149,090

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	732	171,339

Instruments-Controls — 0.4%
Mettler-Toledo International, Inc.†	106	135,418

Insurance Brokers — 0.5%
Goosehead Insurance, Inc., Class A	251	14,430
Marsh & McLennan Cos., Inc.	963	155,717

		170,147

Insurance-Life/Health — 0.8%
AIA Group, Ltd.	1,000	9,770
American Equity Investment Life Holding Co.	1,969	74,271
Aviva PLC	14,552	78,131
Equitable Holdings, Inc.	2,183	62,936
Globe Life, Inc.	482	47,274
Voya Financial, Inc.	229	14,459

		286,841

Insurance-Property/Casualty — 1.2%
Arch Capital Group, Ltd.†	301	13,747
Berkshire Hathaway, Inc., Class B†	1,149	370,932
Sompo Holdings, Inc.	700	28,545
Tokio Marine Holdings, Inc.	400	21,586
WR Berkley Corp.	42	2,792

		437,602

Insurance-Reinsurance — 0.3%
Muenchener Rueckversicherungs-Gesellschaft AG	133	31,825
Reinsurance Group of America, Inc.	931	99,915

		131,740

Internet Content-Entertainment — 0.8%
Meta Platforms, Inc., Class A†	1,499	300,505

Internet Security — 0.4%
Palo Alto Networks, Inc.†	239	134,146

Investment Companies — 0.1%
Investor AB, Class B	2,334	44,840

Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc.	474	125,842

Machinery-Construction & Mining — 0.4%
Caterpillar, Inc.	802	168,853

Machinery-General Industrial — 0.4%
Otis Worldwide Corp.	1,963	142,985

Medical Information Systems — 0.2%
Doximity, Inc., Class A†	1,832	73,042

Medical Instruments — 0.3%
Boston Scientific Corp.†	414	17,434
Bruker Corp.	552	31,734
Medtronic PLC	571	59,590

		108,758

Medical Labs & Testing Services — 1.5%
Eurofins Scientific SE	1,380	128,245
IQVIA Holdings, Inc.†	751	163,711
Lonza Group AG	265	155,580
Medpace Holdings, Inc.†	854	114,069

		561,605

Medical Products — 0.3%
Align Technology, Inc.†	162	46,965
Avanos Medical, Inc.†	2,029	59,166
Sartorius Stedim Biotech	9	2,929
West Pharmaceutical Services, Inc.	43	13,548

		122,608

Medical-Biomedical/Gene — 1.9%
Biogen, Inc.†	765	158,692
CSL, Ltd.	795	150,461
Gilead Sciences, Inc.	2,907	172,501
Horizon Therapeutics PLC†	341	33,609
Moderna, Inc.†	216	29,033
Vertex Pharmaceuticals, Inc.†	606	165,571

		709,867

Medical-Drugs — 2.5%
AbbVie, Inc.	1,167	171,409
Bayer AG	2,661	175,394
Johnson & Johnson	939	169,452
Merck & Co., Inc.	744	65,985
Merck KGaA	895	165,974
Santen Pharmaceutical Co., Ltd.	17,100	139,706
Zoetis, Inc.	203	35,982

		923,902

Medical-Generic Drugs — 0.1%
Perrigo Co. PLC	1,134	38,896
Viatris, Inc.	1,774	18,326

		57,222

Medical-HMO — 1.6%
Anthem, Inc.	404	202,780
Humana, Inc.	259	115,141
Molina Healthcare, Inc.†	549	172,084
UnitedHealth Group, Inc.	188	95,607

		585,612

Medical-Hospitals — 0.4%
HCA Healthcare, Inc.	535	114,784
Universal Health Services, Inc., Class B	244	29,898

		144,682

Metal Processors & Fabrication — 0.1%
Mueller Industries, Inc.	737	39,909

Metal-Aluminum — 0.2%
Norsk Hydro ASA	7,029	59,255

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	1,894	76,802

Metal-Diversified — 1.2%
Anglo American PLC	4,242	188,241
Boliden AB	1,895	82,859
Glencore PLC	9,817	60,514
Rio Tinto PLC ADR	1,543	109,738

		441,352

Multimedia — 0.0%
Endeavor Group Holdings, Inc., Class A†	141	3,208

Networking Products — 0.1%
Nokia Oyj	5,245	26,691
Telefonaktiebolaget LM Ericsson, Class B	3,461	27,792

		54,483

Non-Hazardous Waste Disposal — 0.5%
Waste Connections, Inc.	225	31,043
Waste Management, Inc.	842	138,459

		169,502

Office Automation & Equipment — 0.0%
Ricoh Co., Ltd.	2,000	14,621

Oil Companies-Exploration & Production — 1.0%
Aker BP ASA	2,876	103,049
ConocoPhillips	468	44,703
Hess Corp.	334	34,425
International Petroleum Corp.†	7,297	70,133
Lundin Energy AB	2,551	105,537
SM Energy Co.	418	14,852

		372,699

Oil Companies-Integrated — 0.4%
Exxon Mobil Corp.	243	20,716
Shell PLC (XAMS)	4,744	128,248
Shell PLC (LSE)	356	9,636

		158,600

Oil Refining & Marketing — 0.1%
ENEOS Holdings, Inc.	15,500	54,335

Oil-Field Services — 0.2%
Schlumberger NV	1,538	59,997

Paper & Related Products — 0.2%
International Paper Co.	1,352	62,571

Pastoral & Agricultural — 0.0%
Darling Ingredients, Inc.†	200	14,678

Pharmacy Services — 0.0%
Cigna Corp.	28	6,910

Pipelines — 0.1%
ONEOK, Inc.	312	19,759
Targa Resources Corp.	271	19,894

		39,653

Printing-Commercial — 0.1%
Toppan, Inc.	2,800	46,309

Publishing-Newspapers — 0.2%
News Corp., Class A	3,258	64,704

Real Estate Investment Trusts — 2.3%
American Homes 4 Rent, Class A	3,026	119,860
Camden Property Trust	922	144,653
Equity LifeStyle Properties, Inc.	198	15,301
First Industrial Realty Trust, Inc.	2,115	122,670
Invitation Homes, Inc.	157	6,252
Life Storage, Inc.	1,088	144,149
Mid-America Apartment Communities, Inc.	280	55,070
National Storage Affiliates Trust	2,465	139,519
NexPoint Residential Trust, Inc.	1,322	117,870

		865,344

Real Estate Management/Services — 0.2%
Mitsubishi Estate Co., Ltd.	4,300	62,283

Real Estate Operations & Development — 0.2%
CK Asset Holdings, Ltd.	1,000	6,770
Mitsui Fudosan Co., Ltd.	3,000	63,302
Sun Hung Kai Properties, Ltd.	500	5,760

		75,832

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	90	28,487

Retail-Apparel/Shoe — 0.2%
Next PLC	890	66,796

Retail-Auto Parts — 0.3%
AutoZone, Inc.†	42	82,130
O’Reilly Automotive, Inc.†	24	14,557

		96,687

Retail-Automobile — 0.5%
AutoNation, Inc.†	753	87,280
Group 1 Automotive, Inc.	555	96,648

		183,928

Retail-Building Products — 0.2%
Home Depot, Inc.	85	25,534
Wesfarmers, Ltd.	1,593	54,943

		80,477

Retail-Convenience Store — 0.1%
Casey’s General Stores, Inc.	133	26,773

Retail-Jewelry — 0.4%
Cie Financiere Richemont SA	1,208	140,421
Pandora A/S	162	14,051

		154,472

Retail-Petroleum Products — 0.0%
Murphy USA, Inc.	44	10,278

Semiconductor Components-Integrated Circuits — 0.4%
QUALCOMM, Inc.	1,005	140,388

Semiconductor Equipment — 0.9%
Applied Materials, Inc.	481	53,078
ASML Holding NV	452	255,727
Lam Research Corp.	47	21,891
Tokyo Seimitsu Co., Ltd.	100	3,466

		334,162

Shipbuilding — 0.0%
Kongsberg Gruppen ASA	354	15,216

Soap & Cleaning Preparation — 0.1%
Henkel AG & Co. KGaA (Preference Shares)	825	53,342

Software Tools — 0.4%
VMware, Inc., Class A	1,331	143,801

Steel-Producers — 0.2%
SSAB AB, Class B	10,063	59,278

Telecom Equipment-Fiber Optics — 0.3%
Corning, Inc.	2,959	104,127

Telephone-Integrated — 0.6%
AT&T, Inc.	3,620	68,273
Nippon Telegraph & Telephone Corp.	2,000	59,082
SoftBank Group Corp.	2,200	88,817

		216,172

Theaters — 0.4%
Live Nation Entertainment, Inc.†	1,426	149,559

Tobacco — 1.4%
British American Tobacco PLC	4,842	204,057
Imperial Brands PLC	5,669	118,342
Japan Tobacco, Inc.	6,100	104,358
Swedish Match AB	13,195	105,147

		531,904

Transport-Marine — 1.7%
AP Moller - Maersk A/S, Series A	55	154,364
AP Moller - Maersk A/S, Series B	7	20,085
D/S Norden	864	32,094
Golden Ocean Group, Ltd.	4,260	53,964
Hapag-Lloyd AG*	158	63,276
Mitsui OSK Lines, Ltd.	4,500	104,749
MPC Container Ships ASA	7,269	21,673
Nippon Yusen KK	1,600	114,810
Orient Overseas International, Ltd.	500	13,782
Stolt-Nielsen, Ltd.	2,009	36,373

Wallenius Wilhelmsen ASA	2,336	14,749

		629,919

Transport-Rail — 1.0%
CSX Corp.	5,145	176,679
Hankyu Hanshin Holdings, Inc.	500	13,199
Norfolk Southern Corp.	660	170,201

		360,079

Transport-Services — 1.2%
Deutsche Post AG	2,671	115,300
Kuehne & Nagel International AG	585	164,041
Nippon Express Holdings, Inc.	2,600	151,423

		430,764

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	1,981	50,139

Web Hosting/Design — 0.3%
VeriSign, Inc.†	707	126,334

Web Portals/ISP — 1.4%
Alphabet, Inc., Class A†	98	223,655
Alphabet, Inc., Class C†	130	298,913

		522,568

Wire & Cable Products — 0.0%
Encore Wire Corp.	34	3,836

Total Common Stocks (cost $24,748,421)		24,066,853

EXCHANGE-TRADED FUNDS — 5.0%
iShares Global Infrastructure ETF	27,559	1,346,257
Invesco Senior Loan ETF	17,925	386,463
Health Care Select Sector SPDR Fund ETF	907	118,173

Total Exchange-Traded Funds (cost $1,691,300)		1,850,893

Total Long-Term Investment Securities (cost $26,439,721)		25,917,746

SHORT-TERM INVESTMENT SECURITIES — 31.6%
Registered Investment Companies — 31.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(1) (cost $11,782,996)	11,782,996	11,782,996

TOTAL INVESTMENTS (cost $38,222,717)	101.1%	37,700,742
Liabilities in excess of other assets	(1.1)	(420,730)

NET ASSETS	100.0%	$37,280,012

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $63,276 representing 0.2% of net assets.

(1)	The rate shown is the 7-day yield as of April 30, 2022.

ADR — American Depositary Receipt

ETF — Exchange-Traded Fund

LSE — London Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
13	Long	MSCI Emerging Markets	June 2022	$682,202	$687,310	$5,108

						Unrealized (Depreciation)
1	Long	S&P 500 E-Mini Index	June 2022	$209,641	$206,375	$(3,266)
1	Long	TOPIX Index	June 2022	146,448	145,912	(536)
93	Long	U.S. Treasury 10 Year Notes	June 2022	11,750,959	11,081,531	(669,428)

						$(673,230)

		Net Unrealized Appreciation (Depreciation)				$(668,122)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection (1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2022(2)	Notional Amount(3) (000’s)	Upfront Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	6/20/2027	0.8357%	$5,100	$68,589	$(29,699)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$15,384,779	$8,682,074	**	$—	$24,066,853
Exchange-Traded Funds	1,850,893	—		—	1,850,893
Short-Term Investment Securities	11,782,996	—		—	11,782,996

Total Investments at Value	$29,018,668	$8,682,074		$—	$37,700,742

Other Financial Instruments:†
Futures Contracts	$5,108	$—		$—	$5,108

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$672,694	$536	**	$—	$673,230
Centrally Cleared Credit Default Swaps on Credit Indicies - Sell Protection	—	29,699		—	29,699

Total Other Financial Instruments	$672,694	$30,235		$—	$702,929

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 60/40 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 51.7%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,853,848	$92,778,615
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	951,600	13,113,044
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	877,035	10,989,245

Total Domestic Equity Investment Companies (cost $96,640,712)		116,880,904

Domestic Fixed Income Investment Companies — 38.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,124,860	40,547,374
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,788,247	47,451,524

Total Domestic Fixed Income Investment Companies (cost $95,559,378)		87,998,898

International Equity Investment Companies — 9.4%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $20,451,244)	1,804,969	21,136,191

TOTAL INVESTMENTS (cost $212,651,334)	100.0%	226,015,993
Liabilities in excess of other assets	(0.0)	(111,638)

NET ASSETS	100.0%	$225,904,355

@

The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$226,015,993	$—	$—	$226,015,993

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 80/20 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 66.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,784,979	$220,579,662
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,412,820	47,028,658
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,699,077	21,289,433

Total Domestic Equity Investment Companies (cost $237,045,441)		288,897,753

Domestic Fixed Income Investment Companies — 18.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,850,091	37,846,394
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,424,858	43,850,346

Total Domestic Fixed Income Investment Companies (cost $88,642,441)		81,696,740

International Equity Investment Companies — 14.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $60,361,427)	5,280,726	61,837,303

TOTAL INVESTMENTS (cost $386,049,309)	100.0%	432,431,796
Liabilities in excess of other assets	(0.0)	(180,087)

NET ASSETS	100.0%	$432,251,709

@

The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 — Unadjusted Quoted Prices	Level 2 — Other Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$432,431,796	$—	$—	$432,431,796

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Index Allocation 90/10 Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 100.0%
Domestic Equity Investment Companies — 71.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	19,885,990	$646,493,544
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,006,740	124,112,874
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,559,037	57,124,731

Total Domestic Equity Investment Companies (cost $681,641,795)		827,731,149

Domestic Fixed Income Investment Companies — 8.9%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,926,171	48,424,264
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,556,871	55,068,589

Total Domestic Fixed Income Investment Companies (cost $112,964,908)		103,492,853

International Equity Investment Companies — 19.3%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $217,269,258)	18,983,478	222,296,529

TOTAL INVESTMENTS (cost $1,011,875,961)	100.0%	1,153,520,531
Liabilities in excess of other assets	(0.0)	(436,585)

NET ASSETS	100.0%	$1,153,083,946

@

The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$1,153,520,531	$—	$—	$1,153,520,531

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA International Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 94.8%
Australia — 7.6%
Ampol, Ltd.	10,703	$250,370
APA Group	52,790	423,608
Aristocrat Leisure, Ltd.	26,964	623,253
ASX, Ltd.	8,662	520,619
Aurizon Holdings, Ltd.	82,674	234,416
Australia & New Zealand Banking Group, Ltd.	126,129	2,394,043
BHP Group, Ltd.	226,497	7,612,748
BlueScope Steel, Ltd.	22,117	313,547
Brambles, Ltd.	64,183	473,957
Cochlear, Ltd.	2,942	472,681
Coles Group, Ltd.	59,682	781,582
Commonwealth Bank of Australia	76,347	5,531,097
Computershare, Ltd.	24,311	426,141
Crown Resorts, Ltd.†	16,728	151,817
CSL, Ltd.	21,420	4,053,931
Dexus†	48,122	374,966
Domino’s Pizza Enterprises, Ltd.	2,720	143,763
Endeavour Group, Ltd.	60,010	329,815
Evolution Mining, Ltd.	82,151	230,605
Fortescue Metals Group, Ltd.	75,767	1,148,635
Goodman Group	75,228	1,251,274
GPT Group	85,864	305,490
IDP Education, Ltd.	9,357	172,253
Insurance Australia Group, Ltd.	110,292	349,815
Lendlease Corp., Ltd.	30,927	264,181
Macquarie Group, Ltd.	15,163	2,172,883
Medibank Private, Ltd.	123,219	275,923
Mineral Resources, Ltd.	7,605	309,769
Mirvac Group	176,851	299,402
National Australia Bank, Ltd.	146,409	3,332,325
Newcrest Mining, Ltd.	36,635	686,793
Northern Star Resources, Ltd.	49,643	337,553
Orica, Ltd.	18,276	209,589
Origin Energy, Ltd.	78,799	376,397
Qantas Airways, Ltd.†	41,508	160,094
QBE Insurance Group, Ltd.	66,123	566,359
Ramsay Health Care, Ltd.	8,193	462,810
REA Group, Ltd.	2,373	210,587
Reece, Ltd.	13,055	157,771
Rio Tinto, Ltd.	16,609	1,316,502
Santos, Ltd.	143,959	803,946
Scentre Group	232,227	483,779
SEEK, Ltd.	15,086	293,732
Sonic Healthcare, Ltd.	20,393	522,989
South32, Ltd.	208,660	695,397
Stockland	106,806	307,671
Suncorp Group, Ltd.	56,491	452,970
Tabcorp Holdings, Ltd.	99,782	379,428
Telstra Corp., Ltd.	185,403	525,325
Transurban Group	137,346	1,372,937
Treasury Wine Estates, Ltd.	32,421	253,216
Vicinity Centres	173,792	226,548
Washington H. Soul Pattinson & Co., Ltd.	9,725	188,271
Wesfarmers, Ltd.	50,730	1,749,699
Westpac Banking Corp.	164,139	2,734,483
WiseTech Global, Ltd.	6,567	202,488
Woodside Petroleum, Ltd.	43,383	942,914
Woolworths Group, Ltd.	54,226	1,464,666

		53,309,823

Austria — 0.2%
Erste Group Bank AG	15,413	476,131
OMV AG	6,589	336,416
Raiffeisen Bank International AG	6,648	74,681
Verbund AG	3,046	326,175
voestalpine AG	5,212	135,917

		1,349,320

Belgium — 0.8%
Ageas SA/NV	7,707	369,493
Anheuser-Busch InBev SA NV	38,861	2,240,538
Elia Group SA	1,388	221,187
Etablissements Franz Colruyt NV	2,392	87,986
Groupe Bruxelles Lambert SA	4,897	462,721
KBC Group NV	11,186	761,892
Proximus SADP	6,833	119,160
Sofina SA	692	212,587
Solvay SA, Class A	3,316	313,394
UCB SA	5,656	643,655
Umicore SA	8,820	340,505

		5,773,118

Bermuda — 0.1%
CK Infrastructure Holdings, Ltd.	30,000	201,848
Hongkong Land Holdings, Ltd.	51,600	240,216
Jardine Matheson Holdings, Ltd.	9,600	507,315

		949,379

Cayman Islands — 0.7%
Budweiser Brewing Co. APAC, Ltd.*	77,300	193,366
Chow Tai Fook Jewellery Group, Ltd.	89,600	149,602
CK Asset Holdings, Ltd.	90,000	609,287
CK Hutchison Holdings, Ltd.	120,000	840,114
ESR Cayman, Ltd.†*	88,600	268,734
Futu Holdings, Ltd. ADR†	2,287	73,161
Grab Holdings, Ltd., Class A†	48,565	143,267
Melco Resorts & Entertainment, Ltd. ADR†	9,567	54,723
Sands China, Ltd.†	108,800	238,865
Sea, Ltd. ADR†	14,363	1,188,682
SITC International Holdings Co., Ltd.	60,000	200,308
WH Group, Ltd.*	374,000	257,419
Wharf Real Estate Investment Co., Ltd.	75,000	351,707
Xinyi Glass Holdings, Ltd.	81,000	179,002

		4,748,237

Denmark — 2.6%
Ambu A/S, Class B	7,523	98,881
AP Moller - Maersk A/S, Series A	141	395,733
AP Moller - Maersk A/S, Series B	259	743,163
Carlsberg A/S, Class B	4,492	568,576
Chr. Hansen Holding A/S	4,720	367,818
Coloplast A/S, Class B	5,315	717,600
Danske Bank A/S	30,861	467,852
Demant A/S†	4,853	213,371
DSV A/S	9,127	1,490,871
Genmab A/S†	2,939	1,036,741
GN Store Nord A/S	5,585	208,218

Novo Nordisk A/S, Class B	75,342	8,617,012
Novozymes A/S, Class B	9,191	638,586
Orsted A/S*	8,464	949,716
Pandora A/S	4,482	388,742
ROCKWOOL International A/S, Class B	376	105,509
Tryg A/S	16,109	381,838
Vestas Wind Systems A/S	45,183	1,162,429

		18,552,656

Finland — 1.1%
Elisa Oyj	6,364	371,959
Fortum Oyj	19,909	327,439
Kesko Oyj, Class B	12,220	308,323
Kone Oyj, Class B	15,207	729,704
Neste Oyj	18,928	813,698
Nokia Oyj	241,233	1,227,590
Nordea Bank Abp	143,436	1,428,655
Orion Oyj, Class B	4,765	186,422
Sampo Oyj, Class A	22,314	1,075,256
Stora Enso Oyj, Class R	26,028	509,397
UPM-Kymmene Oyj	23,880	820,262
Wartsila Oyj Abp	21,261	169,735

		7,968,440

France — 9.9%
Accor SA†	7,631	248,018
Aeroports de Paris†	1,333	188,461
Air Liquide SA	21,201	3,660,205
Alstom SA	14,198	309,080
Amundi SA*	2,729	162,822
Arkema SA	2,746	309,915
AXA SA	87,103	2,306,111
BioMerieux	1,861	176,560
BNP Paribas SA	50,326	2,581,030
Bollore SE	39,698	184,348
Bouygues SA	10,261	352,551
Bureau Veritas SA	13,156	376,998
Capgemini SE	7,174	1,459,385
Carrefour SA	27,772	588,718
Cie de Saint-Gobain	22,637	1,317,325
Cie Generale des Etablissements Michelin SCA	7,595	938,927
CNP Assurances	7,710	169,750
Covivio	2,336	165,056
Credit Agricole SA	55,337	593,954
Danone SA	29,230	1,757,234
Dassault Aviation SA	1,122	189,744
Dassault Systemes SE	29,744	1,323,156
Edenred	11,187	560,747
Eiffage SA	3,733	366,194
Electricite de France SA	24,248	219,259
Engie SA	81,719	959,938
EssilorLuxottica SA	12,860	2,181,657
Eurazeo SE	1,778	136,130
Faurecia SE	5,427	116,920
Gecina SA	2,062	231,014
Getlink SE	19,686	359,597
Hermes International	1,417	1,743,483
Ipsen SA	1,694	175,786
Kering SA	3,356	1,782,550
Klepierre SA	9,111	216,361
L’Oreal SA	11,228	4,084,754
La Francaise des Jeux SAEM*	4,290	159,605
Legrand SA	11,966	1,056,265
LVMH Moet Hennessy Louis Vuitton SE	12,421	7,948,145
Orange SA	89,262	1,063,126
Orpea SA	2,322	82,429
Pernod Ricard SA	9,373	1,931,165
Publicis Groupe SA	10,201	610,613
Remy Cointreau SA	1,021	202,189
Renault SA†	8,632	209,210
Safran SA	15,292	1,627,490
Sanofi	50,879	5,355,069
Sartorius Stedim Biotech	1,237	402,639
Schneider Electric SE	24,186	3,444,669
SEB SA	1,243	149,025
Societe Generale SA	36,272	861,794
Sodexo SA	3,958	296,775
Teleperformance	2,628	939,618
Thales SA	4,773	611,425
TotalEnergies SE	112,231	5,529,802
Ubisoft Entertainment SA†	4,200	189,635
Valeo	10,313	185,971
Veolia Environnement SA	29,327	845,278
Vinci SA	24,094	2,324,690
Vivendi SE	34,775	398,751
Wendel SE	1,204	119,289
Worldline SA†*	10,672	418,295

		69,456,700

Germany — 7.6%
adidas AG	8,519	1,735,135
Allianz SE	18,275	4,162,410
BASF SE	41,094	2,184,456
Bayer AG	43,955	2,897,193
Bayerische Motoren Werke AG	14,814	1,226,581
Bayerische Motoren Werke AG (Preference Shares)	2,590	192,744
Bechtle AG	3,679	171,771
Beiersdorf AG	4,510	455,810
Brenntag SE	6,926	540,482
Carl Zeiss Meditec AG	1,808	228,363
Commerzbank AG†	44,826	296,970
Continental AG	4,922	342,699
Covestro AG*	8,644	376,418
Daimler Truck Holding AG†	18,410	497,438
Delivery Hero SE†*	7,296	259,957
Deutsche Bank AG†	92,471	944,342
Deutsche Boerse AG	8,501	1,489,997
Deutsche Lufthansa AG†	26,847	202,314
Deutsche Post AG	44,350	1,914,480
Deutsche Telekom AG	145,017	2,671,162
E.ON SE	100,450	1,052,777
Evonik Industries AG	9,418	249,049
Fresenius Medical Care AG & Co. KGaA	9,176	574,735

Fresenius SE & Co. KGaA	18,740	668,135
Fuchs Petrolub SE (Preference Shares)	3,121	99,362
GEA Group AG	6,864	269,654
Hannover Rueck SE	2,698	423,933
HeidelbergCement AG	6,658	388,544
HelloFresh SE†	7,403	316,598
Henkel AG & Co. KGaA	4,649	296,984
Henkel AG & Co. KGaA (Preference Shares)	7,971	515,385
Infineon Technologies AG	58,429	1,690,372
KION Group AG	3,228	182,047
Knorr-Bremse AG	3,258	234,751
LANXESS AG	3,670	144,303
LEG Immobilien SE	3,265	335,936
Mercedes-Benz Group AG	38,293	2,709,807
Merck KGaA	5,782	1,072,246
MTU Aero Engines AG	2,390	483,348
Muenchener Rueckversicherungs-Gesellschaft AG	6,268	1,499,870
Nemetschek SE	2,594	208,275
Porsche Automobil Holding SE (Preference Shares)	6,851	574,178
Puma SE	4,724	352,481
Rational AG	229	140,872
RWE AG	28,742	1,200,764
SAP SE	46,720	4,818,843
Sartorius AG (Preference Shares)	1,174	444,693
Scout24 SE*	3,741	238,693
Siemens AG	34,228	4,257,449
Siemens Energy AG	17,881	346,198
Siemens Healthineers AG*	12,617	681,923
Symrise AG	5,941	710,352
Telefonica Deutschland Holding AG	46,760	141,466
Uniper SE	4,110	106,350
United Internet AG	4,356	141,299
Volkswagen AG	1,452	319,926
Volkswagen AG (Preference Shares)	8,303	1,302,572
Vonovia SE	33,009	1,319,913
Zalando SE†*	9,961	395,078

		53,699,883

Hong Kong — 2.1%
AIA Group, Ltd.	541,200	5,287,479
BOC Hong Kong Holdings, Ltd.	165,500	597,000
CLP Holdings, Ltd.	73,500	715,493
Galaxy Entertainment Group, Ltd.	97,000	554,069
Hang Lung Properties, Ltd.	91,000	173,533
Hang Seng Bank, Ltd.	34,200	603,885
Henderson Land Development Co., Ltd.	64,349	259,445
Hong Kong & China Gas Co., Ltd.	500,967	551,933
Hong Kong Exchanges & Clearing, Ltd.	53,900	2,285,909
Link REIT	93,600	807,070
MTR Corp., Ltd.	69,500	368,859
New World Development Co., Ltd.	67,500	258,114
Power Assets Holdings, Ltd.	62,500	419,935
Sino Land Co., Ltd.	150,000	197,683
Sun Hung Kai Properties, Ltd.	58,500	673,989
Swire Pacific, Ltd., Class A	22,000	125,373
Swire Properties, Ltd.	52,600	125,267
Techtronic Industries Co., Ltd.	61,500	821,063

		14,826,099

Ireland — 0.7%
CRH PLC	34,563	1,371,036
DCC PLC	4,412	333,360
Flutter Entertainment PLC†	7,457	746,755
James Hardie Industries PLC CDI	19,916	572,611
Kerry Group PLC, Class A	7,121	786,672
Kingspan Group PLC	6,905	632,963
Smurfit Kappa Group PLC	11,010	465,479

		4,908,876

Isle of Man — 0.1%
Entain PLC†	26,236	493,279

Israel — 0.7%
Azrieli Group, Ltd.	1,906	163,514
Bank Hapoalim BM	50,826	470,561
Bank Leumi Le-Israel BM	65,005	681,833
Check Point Software Technologies, Ltd.†	4,699	593,437
CyberArk Software, Ltd.†	1,747	274,523
Elbit Systems, Ltd.	1,190	258,985
Fiverr International, Ltd.†	1,286	68,479
ICL Group, Ltd.	31,600	350,346
Inmode, Ltd.†	2,220	55,744
Israel Discount Bank, Ltd., Class A	52,080	307,571
Kornit Digital, Ltd.†	2,103	139,849
Mizrahi Tefahot Bank, Ltd.	6,305	233,284
NICE, Ltd.†	2,829	585,291
Teva Pharmaceutical Industries, Ltd. ADR†	49,297	429,377
Wix.com, Ltd.†	2,557	192,951

		4,805,745

Italy — 1.6%
Amplifon SpA	5,593	222,550
Assicurazioni Generali SpA	49,517	934,491
Atlantia SpA†	22,168	526,260
DiaSorin SpA	1,131	147,844
Enel SpA	363,899	2,351,902
Eni SpA	112,924	1,584,552
FinecoBank Banca Fineco SpA	27,288	375,931
Infrastrutture Wireless Italiane SpA*	15,095	160,826
Intesa Sanpaolo SpA	738,949	1,486,056
Mediobanca Banca di Credito Finanziario SpA	27,896	277,368
Moncler SpA	9,201	477,901
Nexi SpA†*	23,448	230,470
Poste Italiane SpA*	23,465	227,816
Prysmian SpA	11,397	369,500
Recordati Industria Chimica e Farmaceutica SpA	4,696	224,810
Snam SpA	90,222	495,113
Telecom Italia SpA	447,529	129,745
Terna - Rete Elettrica Nazionale SpA	62,952	512,764

UniCredit SpA	94,620	862,952

		11,598,851

Japan — 20.8%
Advantest Corp.	8,900	612,756
Aeon Co., Ltd.	29,200	554,410
AGC, Inc.	8,700	326,754
Aisin Corp.	6,600	191,591
Ajinomoto Co., Inc.	20,900	543,999
ANA Holdings, Inc.†	7,100	133,773
Asahi Group Holdings, Ltd.	20,500	765,417
Asahi Intecc Co., Ltd.	9,700	189,111
Asahi Kasei Corp.	56,200	462,494
Astellas Pharma, Inc.	83,300	1,268,273
Azbil Corp.	5,500	167,892
Bandai Namco Holdings, Inc.	9,000	612,480
Benefit One, Inc.	3,600	54,007
Bridgestone Corp.	25,600	936,990
Brother Industries, Ltd.	10,500	182,520
Canon, Inc.	44,700	1,027,120
Capcom Co., Ltd.	7,900	208,457
Central Japan Railway Co.	6,500	820,092
Chiba Bank, Ltd.	23,800	136,810
Chubu Electric Power Co., Inc.	28,800	290,983
Chugai Pharmaceutical Co., Ltd.	30,000	900,326
Concordia Financial Group, Ltd.	48,800	177,444
Cosmos Pharmaceutical Corp.	854	79,337
CyberAgent, Inc.	18,100	192,398
Dai Nippon Printing Co., Ltd.	10,000	208,972
Dai-ichi Life Holdings, Inc.	44,900	901,445
Daifuku Co., Ltd.	4,450	274,684
Daiichi Sankyo Co., Ltd.	78,400	1,970,321
Daikin Industries, Ltd.	11,200	1,722,117
Daito Trust Construction Co., Ltd.	2,900	279,121
Daiwa House Industry Co., Ltd.	25,300	611,081
Daiwa House REIT Investment Corp.	99	240,172
Daiwa Securities Group, Inc.	64,700	316,553
Denso Corp.	19,400	1,183,901
Dentsu Group, Inc.	9,600	346,975
Disco Corp.	1,200	295,769
East Japan Railway Co.	13,500	707,698
Eisai Co., Ltd.	10,600	461,689
ENEOS Holdings, Inc.	137,250	481,125
FANUC Corp.	8,600	1,330,123
Fast Retailing Co., Ltd.	2,600	1,191,442
Fuji Electric Co., Ltd.	5,600	246,686
FUJIFILM Holdings Corp.	16,100	889,202
Fujitsu, Ltd.	8,800	1,244,116
GLP J-REIT	191	256,538
GMO Payment Gateway, Inc.	1,800	151,987
Hakuhodo DY Holdings, Inc.	10,500	124,139
Hamamatsu Photonics KK	6,300	283,222
Hankyu Hanshin Holdings, Inc.	10,300	271,900
Hikari Tsushin, Inc.	900	104,021
Hino Motors, Ltd.	12,900	66,733
Hirose Electric Co., Ltd.	1,435	182,741
Hitachi Construction Machinery Co., Ltd.	4,800	108,777
Hitachi Metals, Ltd.†	9,600	150,003
Hitachi, Ltd.	43,300	2,016,324
Honda Motor Co., Ltd.	73,000	1,916,807
Hoshizaki Corp.	2,400	152,127
Hoya Corp.	16,600	1,653,846
Hulic Co., Ltd.	17,100	144,242
Ibiden Co., Ltd.	4,800	181,853
Idemitsu Kosan Co., Ltd.	9,296	244,254
Iida Group Holdings Co., Ltd.	6,600	105,529
Inpex Corp.	45,800	541,403
Isuzu Motors, Ltd.	26,100	303,949
Ito En, Ltd.	2,449	100,538
ITOCHU Corp.	53,200	1,609,366
Itochu Techno-Solutions Corp.	4,300	101,080
Japan Airlines Co., Ltd.†	6,500	107,340
Japan Exchange Group, Inc.	22,900	343,425
Japan Metropolitan Fund Investment Corp.	314	249,825
Japan Post Bank Co., Ltd.	18,400	139,128
Japan Post Holdings Co., Ltd.	109,600	768,029
Japan Post Insurance Co., Ltd.	9,000	145,865
Japan Real Estate Investment Corp.	56	270,656
Japan Tobacco, Inc.	53,700	918,697
JFE Holdings, Inc.	22,000	270,856
JSR Corp.	9,100	248,109
Kajima Corp.	20,100	224,109
Kakaku.com, Inc.	6,000	126,177
Kansai Electric Power Co., Inc.	31,500	276,679
Kansai Paint Co., Ltd.	7,900	109,229
Kao Corp.	21,200	852,555
KDDI Corp.	72,100	2,390,510
Keio Corp.	4,500	172,726
Keisei Electric Railway Co., Ltd.	5,700	139,896
Keyence Corp.	8,700	3,510,070
Kikkoman Corp.	6,500	365,406
Kintetsu Group Holdings Co., Ltd.	7,700	221,076
Kirin Holdings Co., Ltd.	36,800	540,421
Kobayashi Pharmaceutical Co., Ltd.	2,400	163,967
Kobe Bussan Co., Ltd.	6,124	149,137
Koei Tecmo Holdings Co, Ltd.	2,610	79,476
Koito Manufacturing Co., Ltd.	4,700	172,591
Komatsu, Ltd.	39,200	879,413
Konami Holdings Corp.	4,200	259,558
Kose Corp.	1,500	155,343
Kubota Corp.	45,900	781,766
Kurita Water Industries, Ltd.	4,400	151,140
Kyocera Corp.	14,400	761,357
Kyowa Kirin Co., Ltd.	12,100	254,094
Lasertec Corp.†	3,465	468,246
Lawson, Inc.	2,300	84,480
Lion Corp.	10,100	104,025
LIXIL Corp.	11,900	209,455
M3, Inc.	19,700	634,295
Makita Corp.	10,100	300,078
Marubeni Corp.	70,000	766,048
Mazda Motor Corp.	25,600	182,541
McDonald’s Holdings Co. Japan, Ltd.	3,600	142,823
Medipal Holdings Corp.	8,200	134,330
MEIJI Holdings Co., Ltd.	5,400	269,629
Mercari, Inc.†	4,700	75,735

Minebea Mitsumi, Inc.	16,200	312,625
MISUMI Group, Inc.	12,700	319,439
Mitsubishi Chemical Holdings Corp.	57,300	350,357
Mitsubishi Corp.	56,500	1,895,935
Mitsubishi Electric Corp.	81,700	858,745
Mitsubishi Estate Co., Ltd.	53,000	767,671
Mitsubishi Gas Chemical Co., Inc.	7,000	102,875
Mitsubishi HC Capital, Inc.	29,700	133,591
Mitsubishi Heavy Industries, Ltd.	14,300	489,271
Mitsubishi UFJ Financial Group, Inc.	534,800	3,108,181
Mitsui & Co., Ltd.	69,900	1,694,015
Mitsui Chemicals, Inc.	8,200	187,365
Mitsui Fudosan Co., Ltd.	41,000	865,128
Mitsui OSK Lines, Ltd.	15,300	356,148
Miura Co., Ltd.	3,966	83,092
Mizuho Financial Group, Inc.	107,980	1,312,307
MonotaRO Co., Ltd.	11,300	195,924
MS&AD Insurance Group Holdings, Inc.	19,900	594,697
Murata Manufacturing Co., Ltd.	25,700	1,538,676
NEC Corp.	10,900	422,604
Nexon Co., Ltd.	22,100	504,658
NGK Insulators, Ltd.	11,400	153,401
Nidec Corp.	20,000	1,310,181
Nihon M&A Center Holdings, Inc.	13,468	166,600
Nintendo Co., Ltd.	5,000	2,304,299
Nippon Building Fund, Inc.	66	341,938
Nippon Express Holdings, Inc.	3,400	198,014
Nippon Paint Holdings Co., Ltd.	37,100	295,480
Nippon Prologis REIT, Inc.	92	255,247
Nippon Sanso Holdings Corp.	6,800	122,067
Nippon Shinyaku Co., Ltd.	2,200	148,989
Nippon Steel Corp.	38,200	608,778
Nippon Telegraph & Telephone Corp.	53,500	1,580,451
Nippon Yusen KK	7,300	523,820
Nissan Chemical Corp.	5,400	286,159
Nissan Motor Co., Ltd.†	103,900	412,040
Nisshin Seifun Group, Inc.	8,900	118,255
Nissin Foods Holdings Co., Ltd.	2,800	195,092
Nitori Holdings Co., Ltd.	3,600	366,244
Nitto Denko Corp.	6,400	429,732
Nomura Holdings, Inc.	137,600	526,678
Nomura Real Estate Holdings, Inc.	5,300	128,519
Nomura Real Estate Master Fund, Inc.	190	237,843
Nomura Research Institute, Ltd.	15,100	427,873
NTT Data Corp.	28,300	521,558
Obayashi Corp.	29,000	199,833
OBIC Co., Ltd.	3,100	458,725
Odakyu Electric Railway Co., Ltd.	13,200	200,356
Oji Holdings Corp.	36,300	171,690
Olympus Corp.	49,400	874,989
Omron Corp.	8,300	491,787
Ono Pharmaceutical Co., Ltd.	16,600	425,907
Open House Group Co., Ltd.	3,700	143,237
Oracle Corp. Japan	1,700	109,519
Oriental Land Co., Ltd.	9,000	1,354,634
ORIX Corp.	54,700	997,859
Orix JREIT, Inc.	117	156,966
Osaka Gas Co., Ltd.	16,800	303,310
Otsuka Corp.	5,100	167,429
Otsuka Holdings Co., Ltd.	17,400	583,926
Pan Pacific International Holdings Corp.	18,400	284,446
Panasonic Holdings Corp.	98,800	880,624
Persol Holdings Co., Ltd.	7,981	158,740
Pola Orbis Holdings, Inc.	4,100	47,397
Rakuten Group, Inc.	38,900	274,213
Recruit Holdings Co., Ltd.	60,800	2,242,768
Renesas Electronics Corp.†	56,379	603,644
Resona Holdings, Inc.	92,300	400,535
Ricoh Co., Ltd.	30,100	220,045
Rinnai Corp.	1,500	95,033
Rohm Co., Ltd.	3,900	274,534
Ryohin Keikaku Co., Ltd.	11,300	101,465
Santen Pharmaceutical Co., Ltd.	16,100	131,536
SBI Holdings, Inc.	10,900	243,942
SCSK Corp.	6,906	110,141
Secom Co., Ltd.	9,400	663,134
Seiko Epson Corp.	12,500	174,547
Sekisui Chemical Co., Ltd.	16,900	228,242
Sekisui House, Ltd.	27,600	476,005
Seven & i Holdings Co., Ltd.	33,700	1,483,309
SG Holdings Co., Ltd.	14,300	251,972
Sharp Corp.	9,500	80,259
Shimadzu Corp.	10,600	348,486
Shimano, Inc.	3,400	594,203
Shimizu Corp.	24,800	130,266
Shin-Etsu Chemical Co., Ltd.	15,800	2,178,345
Shionogi & Co., Ltd.	11,800	659,588
Shiseido Co., Ltd.	17,900	843,550
Shizuoka Bank, Ltd.	19,900	128,995
SMC Corp.	2,600	1,256,701
SoftBank Corp.	128,600	1,494,436
SoftBank Group Corp.	53,900	2,176,003
Sohgo Security Services Co., Ltd.	3,200	89,033
Sompo Holdings, Inc.	14,000	570,893
Sony Group Corp.	56,400	4,847,663
Square Enix Holdings Co., Ltd.	3,800	152,137
Stanley Electric Co., Ltd.	5,800	99,852
Subaru Corp.	27,500	413,727
SUMCO Corp.	14,839	214,753
Sumitomo Pharma Co., Ltd.	8,000	71,174
Sumitomo Chemical Co., Ltd.	66,700	282,480
Sumitomo Corp.	50,400	799,376
Sumitomo Electric Industries, Ltd.	33,800	362,883
Sumitomo Metal Mining Co., Ltd.	11,000	478,033
Sumitomo Mitsui Financial Group, Inc.	58,400	1,758,047
Sumitomo Mitsui Trust Holdings, Inc.	15,200	470,880
Sumitomo Realty & Development Co., Ltd.	13,900	366,697
Suntory Beverage & Food, Ltd.	6,200	246,171
Suzuki Motor Corp.	16,500	494,911
Sysmex Corp.	7,500	485,750
T&D Holdings, Inc.	23,700	304,171
Taisei Corp.	8,600	233,195
Taisho Pharmaceutical Holdings Co., Ltd.	1,700	66,667

Takeda Pharmaceutical Co., Ltd.	70,800	2,053,876
TDK Corp.	17,400	543,506
Terumo Corp.	28,900	863,893
TIS, Inc.	9,515	214,167
Tobu Railway Co., Ltd.	8,400	188,790
Toho Co., Ltd.	5,000	185,598
Tokio Marine Holdings, Inc.	28,000	1,511,013
Tokyo Century Corp.	1,584	48,691
Tokyo Electric Power Co. Holdings, Inc.†	68,600	236,522
Tokyo Electron, Ltd.	6,700	2,842,233
Tokyo Gas Co., Ltd.	16,800	322,298
Tokyu Corp.	22,400	273,890
Toppan, Inc.	11,700	193,507
Toray Industries, Inc.	62,100	295,327
Toshiba Corp.	17,400	727,039
Tosoh Corp.	11,600	159,872
TOTO, Ltd.	6,300	211,943
Toyo Suisan Kaisha, Ltd.	4,000	123,277
Toyota Industries Corp.	6,600	394,450
Toyota Motor Corp.	474,500	8,085,462
Toyota Tsusho Corp.	9,500	342,321
Trend Micro, Inc.	6,000	334,270
Tsuruha Holdings, Inc.	1,700	86,977
Unicharm Corp.	18,100	629,568
USS Co., Ltd.	9,900	163,401
Welcia Holdings Co., Ltd.	4,200	86,549
West Japan Railway Co.	9,900	368,589
Yakult Honsha Co., Ltd.	5,700	294,865
Yamaha Corp.	6,000	230,308
Yamaha Motor Co., Ltd.	13,300	274,565
Yamato Holdings Co., Ltd.	13,000	243,831
Yaskawa Electric Corp.	10,700	365,063
Yokogawa Electric Corp.	10,200	163,041
Z Holdings Corp.	120,100	473,622
ZOZO, Inc.	5,500	112,267

		146,163,233

Jersey — 0.9%
Experian PLC	41,289	1,431,139
Ferguson PLC	9,891	1,247,389
Glencore PLC	443,687	2,734,954
WPP PLC	52,244	647,996

		6,061,478

Luxembourg — 0.3%
ArcelorMittal SA	28,582	834,349
Aroundtown SA	44,871	226,913
Eurofins Scientific SE	6,013	558,797
InPost SA†	8,982	54,921
Tenaris SA	21,128	322,124

		1,997,104

Netherlands — 5.2%
ABN AMRO Bank NV CVA*	18,999	236,990
Adyen NV†*	887	1,483,470
Aegon NV	80,114	414,445
AerCap Holdings NV†	6,026	281,474
Airbus SE	26,378	2,868,544
Akzo Nobel NV	8,387	723,629
Argenx SE†	2,051	589,674
ASM International NV	2,096	625,903
ASML Holding NV	18,493	10,462,764
CNH Industrial NV	45,784	653,558
Davide Campari-Milano NV	23,478	264,224
Euronext NV*	3,841	308,374
EXOR NV	4,852	334,036
Ferrari NV	5,640	1,189,651
Heineken Holding NV	5,155	401,802
Heineken NV	11,597	1,131,091
IMCD NV	2,555	405,896
ING Groep NV	174,675	1,634,644
JDE Peet’s NV	4,500	132,161
Just Eat Takeaway.com NV†*	8,082	218,012
Koninklijke Ahold Delhaize NV	46,787	1,382,093
Koninklijke DSM NV	7,820	1,309,772
Koninklijke KPN NV	150,434	520,304
Koninklijke Philips NV	41,046	1,076,799
NN Group NV	12,111	591,774
Prosus NV	41,750	2,013,214
QIAGEN NV†	10,327	477,416
Randstad NV	5,350	282,902
Stellantis NV	91,103	1,213,695
STMicroelectronics NV	30,555	1,131,664
Universal Music Group NV	32,454	750,837
Wolters Kluwer NV	11,745	1,188,010

		36,298,822

New Zealand — 0.2%
Auckland International Airport, Ltd.†	56,005	281,614
Fisher & Paykel Healthcare Corp., Ltd.	25,818	355,245
Mercury NZ, Ltd.	30,593	118,696
Meridian Energy, Ltd.	57,537	174,627
Ryman Healthcare, Ltd.	19,089	112,623
Spark New Zealand, Ltd.	83,860	265,437
Xero, Ltd.†	5,992	392,966

		1,701,208

Norway — 0.7%
Adevinta ASA†	13,039	101,828
Aker BP ASA	5,650	202,444
DNB Bank ASA	41,619	812,441
Equinor ASA	43,727	1,490,118
Gjensidige Forsikring ASA	8,982	192,774
Mowi ASA	19,666	557,572
Norsk Hydro ASA	60,171	507,243
Orkla ASA	33,604	273,342
Schibsted ASA, Class A	3,285	68,154
Schibsted ASA, Class B	4,372	83,526
Telenor ASA	31,307	441,744
Yara International ASA	7,421	377,419

		5,108,605

Portugal — 0.2%
EDP - Energias de Portugal SA	124,432	579,317
Galp Energia SGPS SA	22,428	273,663

Jeronimo Martins SGPS SA	12,694	263,354

		1,116,334

Singapore — 1.2%
Ascendas Real Estate Investment Trust	150,479	309,833
CapitaLand Integrated Commercial Trust	217,779	364,390
Capitaland Investment, Ltd.	118,000	358,362
City Developments, Ltd.	18,300	112,052
DBS Group Holdings, Ltd.	81,000	1,961,915
Genting Singapore, Ltd.	271,600	157,945
Keppel Corp., Ltd.	65,400	323,413
Mapletree Commercial Trust	97,000	130,664
Mapletree Logistics Trust	139,877	180,203
Oversea-Chinese Banking Corp., Ltd.	151,500	1,343,338
Singapore Airlines, Ltd.†	59,950	236,476
Singapore Exchange, Ltd.	36,100	254,217
Singapore Technologies Engineering, Ltd.	70,100	206,479
Singapore Telecommunications, Ltd.	369,400	734,235
United Overseas Bank, Ltd.	52,800	1,131,564
UOL Group, Ltd.	20,900	109,795
Venture Corp., Ltd.	12,300	151,418
Wilmar International, Ltd.	86,200	275,790

		8,342,089

Spain — 2.3%
ACS Actividades de Construccion y Servicios SA	10,428	266,289
Aena SME SA†*	3,355	474,191
Amadeus IT Group SA†	20,157	1,256,854
Banco Bilbao Vizcaya Argentaria SA	298,332	1,569,806
Banco Santander SA	775,849	2,273,459
CaixaBank SA	198,355	632,995
Cellnex Telecom SA*	22,796	1,065,543
EDP Renovaveis SA	12,893	306,425
Enagas SA	11,179	241,410
Endesa SA	14,211	298,894
Ferrovial SA	21,703	554,106
Grifols SA	13,398	222,920
Iberdrola SA	260,619	2,977,761
Industria de Diseno Textil SA	48,806	1,023,460
Naturgy Energy Group SA	8,710	260,963
Red Electrica Corp. SA	19,367	389,153
Repsol SA	64,922	974,119
Siemens Gamesa Renewable Energy SA†	10,707	170,711
Telefonica SA	235,763	1,147,198

		16,106,257

SupraNational — 0.1%
HK Electric Investments & HK Electric Investments, Ltd.	119,000	117,376
HKT Trust & HKT, Ltd.	169,000	242,217
Unibail-Rodamco-Westfield†	5,581	395,371

		754,964

Sweden — 3.1%
Alfa Laval AB	14,076	390,687
Assa Abloy AB, Class B	44,844	1,131,325
Atlas Copco AB, Class A	30,044	1,360,567
Atlas Copco AB, Class B	17,460	690,040
Boliden AB	12,238	535,110
Electrolux AB, Class B	10,130	154,579
Embracer Group AB†	25,038	166,617
Epiroc AB, Class A	29,481	599,556
Epiroc AB, Class B	17,452	302,693
EQT AB	13,262	374,521
Essity AB, Class B	27,279	726,504
Evolution AB*	7,700	791,778
Fastighets AB Balder, Class B†	4,723	234,173
Getinge AB, Class B	10,254	297,312
Hennes & Mauritz AB, Class B	32,736	411,784
Hexagon AB, Class B	87,086	1,125,999
Husqvarna AB, Class B	18,793	179,785
Industrivarden AB, Class A	5,833	149,265
Industrivarden AB, Class C	7,274	182,980
Investment AB Latour, Class B	6,650	176,130
Investor AB, Class A	22,355	466,343
Investor AB, Class B	81,510	1,565,945
Kinnevik AB, Class B†	10,865	212,507
L E Lundbergforetagen AB, Class B	3,414	159,426
Lifco AB	10,449	219,229
Lundin Energy AB	8,955	370,475
Nibe Industrier AB, Class B	63,817	624,505
Sagax AB, Class B	7,219	182,236
Sandvik AB	50,511	949,755
Securitas AB, Class B	14,064	165,528
Sinch AB†*	23,412	103,248
Skandinaviska Enskilda Banken AB, Class A	72,818	814,260
Skanska AB, Class B	15,221	290,214
SKF AB, Class B	17,140	278,157
Svenska Cellulosa AB SCA, Class B	27,107	525,600
Svenska Handelsbanken AB, Class A	65,260	657,840
Swedbank AB, Class A	40,518	639,372
Swedish Match AB	70,692	563,324
Tele2 AB, Class B	22,408	295,774
Telefonaktiebolaget LM Ericsson, Class B	130,591	1,048,654
Telia Co. AB	118,934	492,650
Volvo AB, Class A	9,006	146,630
Volvo AB, Class B	63,957	1,015,021

		21,768,098

Switzerland — 10.0%
ABB, Ltd.	73,489	2,201,382
Adecco Group AG	7,150	276,685
Alcon, Inc.	22,357	1,586,224
Bachem Holding AG	278	120,989
Baloise Holding AG	2,049	355,821
Barry Callebaut AG	159	366,405
Chocoladefabriken Lindt & Spruengli AG	4	473,789
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	48	537,048
Cie Financiere Richemont SA	23,356	2,714,970
Clariant AG	9,691	164,357

Coca-Cola HBC AG	9,008	182,126
Credit Suisse Group AG	118,599	802,023
EMS-Chemie Holding AG	315	281,211
Geberit AG	1,605	915,834
Givaudan SA	413	1,641,188
Holcim, Ltd.	23,424	1,145,655
Julius Baer Group, Ltd.	9,916	474,147
Kuehne & Nagel International AG	2,431	681,679
Logitech International SA	7,746	501,928
Lonza Group AG	3,332	1,956,204
Nestle SA	125,948	16,260,576
Novartis AG	98,029	8,672,373
Partners Group Holding AG	1,016	1,076,590
Roche Holding AG (BR)	1,432	575,160
Roche Holding AG (NES)	31,434	11,642,105
Schindler Holding AG (Participation Certificate)	1,822	350,957
Schindler Holding AG	904	174,046
SGS SA	269	690,796
Sika AG	6,348	1,930,291
Sonova Holding AG	2,402	864,858
Straumann Holding AG	4,640	547,135
Swatch Group AG (TRQX)	2,365	116,433
Swatch Group AG (XEGT)	1,294	334,160
Swiss Life Holding AG	1,412	823,890
Swiss Prime Site AG	3,399	332,649
Swiss Re AG	13,495	1,106,737
Swisscom AG	1,159	686,428
Temenos AG	3,011	303,259
UBS Group AG	157,370	2,662,454
VAT Group AG*	1,208	374,881
Vifor Pharma AG	2,181	388,714
Zurich Insurance Group AG	6,732	3,061,961

		70,356,118

United Kingdom — 14.0%
3i Group PLC	43,542	710,489
Abrdn PLC	97,945	228,119
Admiral Group PLC	8,712	273,080
Anglo American PLC	57,238	2,539,966
Antofagasta PLC	17,644	339,346
Ashtead Group PLC	19,962	1,032,071
Associated British Foods PLC	15,939	317,690
AstraZeneca PLC	69,311	9,207,403
Auto Trader Group PLC*	42,537	336,151
AVEVA Group PLC	5,411	145,759
Aviva PLC	169,578	910,476
BAE Systems PLC	141,932	1,322,030
Barclays PLC	749,741	1,369,942
Barratt Developments PLC	45,738	280,036
Berkeley Group Holdings PLC	5,023	255,040
BP PLC	883,436	4,313,462
British American Tobacco PLC	97,534	4,110,383
British Land Co. PLC	39,542	253,574
BT Group PLC	399,419	883,913
Bunzl PLC	15,095	584,626
Burberry Group PLC	18,118	356,287
Coca-Cola Europacific Partners PLC	9,215	460,289
Compass Group PLC	79,820	1,681,296
Croda International PLC	6,242	604,797
Diageo PLC	104,297	5,168,448
GlaxoSmithKline PLC	225,129	5,069,250
Halma PLC	17,017	523,998
Hargreaves Lansdown PLC	15,978	181,698
Hikma Pharmaceuticals PLC	7,774	183,018
HSBC Holdings PLC	910,396	5,682,525
Imperial Brands PLC	42,344	883,940
Informa PLC†	67,252	479,473
InterContinental Hotels Group PLC	8,197	523,309
Intertek Group PLC	7,221	450,022
J Sainsbury PLC	78,385	228,537
JD Sports Fashion PLC	115,839	191,725
Johnson Matthey PLC	8,692	239,839
Kingfisher PLC	93,390	293,563
Land Securities Group PLC	31,516	294,130
Legal & General Group PLC	267,114	830,662
Lloyds Banking Group PLC	3,176,883	1,791,080
London Stock Exchange Group PLC	14,722	1,460,817
M&G PLC	116,324	311,561
Melrose Industries PLC	195,629	281,400
Mondi PLC	21,725	402,164
National Grid PLC	161,835	2,406,191
Natwest Group PLC	253,025	680,269
Next PLC	5,960	447,307
Ocado Group PLC†	21,885	249,506
Pearson PLC	33,966	330,355
Persimmon PLC	14,277	372,352
Phoenix Group Holdings PLC	31,304	236,168
Prudential PLC	122,879	1,527,442
Reckitt Benckiser Group PLC	31,960	2,493,254
RELX PLC	86,559	2,585,122
Rentokil Initial PLC	83,343	572,616
Rio Tinto PLC	50,255	3,564,682
Rolls-Royce Holdings PLC†	375,072	383,005
Sage Group PLC	45,771	421,148
Schroders PLC	5,583	196,996
Segro PLC	53,801	900,348
Severn Trent PLC	11,219	441,796
Shell PLC	344,480	9,323,739
Smith & Nephew PLC	39,341	636,481
Smiths Group PLC	17,705	323,945
Spirax-Sarco Engineering PLC	3,306	500,012
SSE PLC	47,681	1,110,683
St James’s Place PLC	24,220	386,355
Standard Chartered PLC	117,100	802,210
Taylor Wimpey PLC	163,156	256,225
Tesco PLC	343,957	1,168,478
Unilever PLC (XAMS)	56,366	2,626,142
Unilever PLC (LSE)	58,538	2,718,975
United Utilities Group PLC	30,509	438,998
Vodafone Group PLC	1,220,852	1,847,044
Whitbread PLC†	9,038	313,311

		98,248,539

Total Common Stocks (cost $624,039,879)		666,463,255

EXCHANGE-TRADED FUNDS — 2.2%
United States — 2.2%
iShares MSCI EAFE ETF (cost $17,797,092)	228,100	15,656,784

WARRANTS — 0.0%
Switzerland — 0.0%
Cie Financiere Richemont SA Expires 11/22/2023† (cost $0)	40,286	28,576

Total Long-Term Investment Securities (cost $641,836,971)		682,148,615

SHORT-TERM INVESTMENT SECURITIES — 0.7%
United States Treasury Bills 0.07% due 06/16/2022(1)	$2,000,000	1,998,887
0.07% due 07/14/2022(1)	400,000	399,368
0.36% due 12/29/2022(1)	2,600,000	2,574,318

Total Short-Term Investment Securities (cost $4,993,554)		4,972,573

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $7,696,000 and collateralized by $4,523,500 of United States Treasury Bonds, bearing interest at 2.13% due 02/15/2041 and having an approximate value of $7,849,937 (cost $7,696,000)	7,696,000	7,696,000

TOTAL INVESTMENTS (cost $654,526,525)	98.8%	694,817,188
Other assets less liabilities	1.2	8,416,502

NET ASSETS	100.0%	$703,233,690

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $10,373,776 representing 1.5% of net assets.

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

BR — Bearer Shares

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

LSE — London Stock Exchange

NES — Non-Voting Equity Securities

TRQX — Turquoise Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
211	Long	MSCI EAFE Index	June 2022	$21,989,329	$21,064,130	$(925,199)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Medical-Drugs	9.1%
Banks-Commercial	5.3
Diversified Banking Institutions	4.3
Oil Companies-Integrated	3.4
Auto-Cars/Light Trucks	3.1
Food-Misc./Diversified	2.6
Exchange-Traded Funds	2.2
Semiconductor Equipment	2.2
Insurance-Life/Health	2.0
Telephone-Integrated	2.0
Cosmetics & Toiletries	1.9
Metal-Diversified	1.7
Insurance-Multi-line	1.4
Chemicals-Diversified	1.3
Electric-Integrated	1.2
Diversified Minerals	1.2
Chemicals-Specialty	1.2
Food-Retail	1.1
Beverages-Wine/Spirits	1.1
Textile-Apparel	1.1
Repurchase Agreements	1.1
Industrial Automated/Robotic	1.1
Real Estate Investment Trusts	1.0
Import/Export	1.0
Insurance-Property/Casualty	1.0
Finance-Other Services	0.9
Tobacco	0.9
Medical Products	0.9
Electronic Components-Misc.	0.9
Brewery	0.9
Computer Services	0.9
Commercial Services	0.9
Enterprise Software/Service	0.8
Audio/Video Products	0.8
Building & Construction Products-Misc.	0.8
Medical-Biomedical/Gene	0.8
Power Converter/Supply Equipment	0.8
Cellular Telecom	0.8
Retail-Apparel/Shoe	0.8
Diversified Manufacturing Operations	0.7
Electric-Generation	0.7
Building-Heavy Construction	0.7
U.S. Government Treasuries	0.7
Machinery-Electrical	0.7
Machinery-General Industrial	0.7
Apparel Manufacturers	0.7
Transport-Services	0.6
Aerospace/Defense-Equipment	0.6
Real Estate Operations & Development	0.5
Transport-Rail	0.5
Industrial Gases	0.5
Retail-Jewelry	0.5
Commercial Services-Finance	0.5
Electronic Components-Semiconductors	0.5
Electric-Distribution	0.5
Soap & Cleaning Preparation	0.5
Real Estate Management/Services	0.5
Insurance-Reinsurance	0.5
Building Products-Cement	0.5
Paper & Related Products	0.5
Private Equity	0.5
Distribution/Wholesale	0.5
Investment Companies	0.4
Internet Content-Information/News	0.4
Toys	0.4
Auto/Truck Parts & Equipment-Original	0.4
Oil Companies-Exploration & Production	0.4
Machinery-Construction & Mining	0.4
Medical Labs & Testing Services	0.4
Building Products-Air & Heating	0.4
Retail-Building Products	0.4
Aerospace/Defense	0.4
Networking Products	0.4
Transport-Marine	0.4
Food-Dairy Products	0.4
Auto-Heavy Duty Trucks	0.4
Medical Instruments	0.3
Human Resources	0.3
Building-Residential/Commercial	0.3
Office Automation & Equipment	0.3
Rubber-Tires	0.3
Optical Supplies	0.3
Athletic Footwear	0.3
Gambling (Non-Hotel)	0.3
Public Thoroughfares	0.3
Water	0.3
Gas-Distribution	0.3
Electronic Measurement Instruments	0.3
Food-Confectionery	0.3
Steel-Producers	0.2
Oil Refining & Marketing	0.2
Food-Catering	0.2
Building & Construction-Misc.	0.2
E-Commerce/Products	0.2
Investment Management/Advisor Services	0.2
Machinery-Farming	0.2
Diversified Operations	0.2
Finance-Leasing Companies	0.2
Metal-Iron	0.2
Telecom Services	0.2
Resorts/Theme Parks	0.2
Computer Aided Design	0.2
Gold Mining	0.2
Dialysis Centers	0.2
Electric Products-Misc.	0.2
Publishing-Periodicals	0.2
Finance-Investment Banker/Broker	0.2
Electronic Security Devices	0.2
Coatings/Paint	0.2
Electric-Transmission	0.2
Advertising Services	0.2
Rental Auto/Equipment	0.2
Multimedia	0.2
Entertainment Software	0.1
Energy-Alternate Sources	0.1
Hotels/Motels	0.1
Casino Hotels	0.1
Beverages-Non-alcoholic	0.1
Airport Development/Maintenance	0.1
Security Services	0.1
Computer Data Security	0.1
Machine Tools & Related Products	0.1
Music	0.1
Fisheries	0.1
E-Commerce/Services	0.1
Metal Processors & Fabrication	0.1
Advertising Agencies	0.1
Computers-Integrated Systems	0.1
Applications Software	0.1
Diagnostic Kits	0.1
Casino Services	0.1
Electronics-Military	0.1
Semiconductor Components-Integrated Circuits	0.1
Bicycle Manufacturing	0.1
Telecommunication Equipment	0.1

Building-Maintenance & Services	0.1
Miscellaneous Manufacturing	0.1
Consulting Services	0.1
MRI/Medical Diagnostic Imaging	0.1
Metal-Aluminum	0.1
Building Products-Doors & Windows	0.1
Computers-Periphery Equipment	0.1
Gas-Transportation	0.1
Internet Gambling	0.1
Diagnostic Equipment	0.1
Diversified Operations/Commercial Services	0.1
Web Portals/ISP	0.1
Medical-Hospitals	0.1
Medical-Generic Drugs	0.1
Pipelines	0.1
Broadcast Services/Program	0.1
Filtration/Separation Products	0.1
Agricultural Chemicals	0.1
Wire & Cable Products	0.1
Respiratory Products	0.1
Metal-Copper	0.1
Internet Security	0.1
Steel Pipe & Tube	0.1
Metal Products-Distribution	0.1
Tools-Hand Held	0.1
Retail-Discount	0.1
Food-Meat Products	0.1

98.8%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,955,959	$662,507,296	**	$—	$666,463,255
Exchange-Traded Funds	15,656,784	—		—	15,656,784
Warrants	28,576	—		—	28,576
Short-Term Investment Securities	—	4,972,573		—	4,972,573
Repurchase Agreements	—	7,696,000		—	7,696,000

Total Investments at Value	$19,641,319	$675,175,869		$—	$694,817,188

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$925,199	$—		$—	$925,199

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Growth Opportunities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 95.9%
Apparel Manufacturers — 0.8%
Kontoor Brands, Inc.	56,921	$2,261,471

Applications Software — 3.0%
Cerence, Inc.†	26,948	794,966
Descartes Systems Group, Inc.†	32,986	2,050,080
Duck Creek Technologies, Inc.†	4,398	70,060
Five9, Inc.†	21,399	2,356,030
Olo, Inc.†	115,646	1,236,256
Sprout Social, Inc., Class A†	25,043	1,534,635

		8,042,027

Audio/Video Products — 0.7%
Sonos, Inc.†	78,831	1,798,923

Auto/Truck Parts & Equipment-Original — 1.5%
Fox Factory Holding Corp.†	24,857	2,035,291
Gentherm, Inc.†	28,711	1,935,696

		3,970,987

Banks-Commercial — 0.4%
Silvergate Capital Corp., Class A†	9,499	1,111,003

Building Products-Cement — 0.9%
Eagle Materials, Inc.	19,868	2,450,122

Building-Heavy Construction — 0.9%
Construction Partners, Inc., Class A†	89,922	2,320,887

Chemicals-Specialty — 1.3%
Element Solutions, Inc.	172,162	3,549,980

Coatings/Paint — 0.8%
Axalta Coating Systems, Ltd.†	80,999	2,054,945

Commercial Services — 1.3%
Clarivate PLC†	79,490	1,246,403
GXO Logistics, Inc.†	38,732	2,292,547

		3,538,950

Commercial Services-Finance — 1.3%
Morningstar, Inc.	13,681	3,464,440

Computer Aided Design — 0.9%
Altair Engineering, Inc., Class A†	46,912	2,548,260

Computer Data Security — 3.5%
KnowBe4, Inc., Class A†	123,904	2,948,915
Qualys, Inc.†	27,324	3,723,715
Rapid7, Inc.†	28,493	2,721,651

		9,394,281

Computer Services — 2.2%
Endava PLC ADR†	18,840	1,895,304
ExlService Holdings, Inc.†	12,820	1,745,443
KBR, Inc.	45,209	2,225,639

		5,866,386

Consulting Services — 0.8%
R1 RCM, Inc.†	93,236	2,099,675

Cosmetics & Toiletries — 0.6%
Beauty Health Co.†	124,702	1,633,596

Diagnostic Equipment — 1.0%
Repligen Corp.†	17,189	2,702,798

Diagnostic Kits — 0.7%
Natera, Inc.†	54,301	1,907,051

Disposable Medical Products — 0.4%
CONMED Corp.	8,612	1,145,052

Distribution/Wholesale — 2.9%
Pool Corp.	6,660	2,698,765
SiteOne Landscape Supply, Inc.†	13,312	1,877,392
WESCO International, Inc.†	26,773	3,300,040

		7,876,197

Diversified Manufacturing Operations — 0.8%
Fabrinet†	22,024	2,162,537

E-Commerce/Products — 0.7%
Overstock.com, Inc.†	55,279	1,855,163

E-Commerce/Services — 0.9%
Shutterstock, Inc.	30,568	2,314,609

E-Services/Consulting — 0.4%
Perficient, Inc.†	11,424	1,135,660

Electric Products-Misc. — 1.0%
Littelfuse, Inc.	11,588	2,656,549

Electronic Components-Misc. — 1.4%
Flex, Ltd.†	101,196	1,668,722
Vicor Corp.†	34,215	2,070,692

		3,739,414

Electronic Components-Semiconductors — 3.3%
Ambarella, Inc.†	23,830	1,955,966
Impinj, Inc.†	33,948	1,672,279
Lattice Semiconductor Corp.†	57,726	2,773,157
Semtech Corp.†	4,313	257,055
Silicon Laboratories, Inc.†	15,778	2,128,610

		8,787,067

Electronic Measurement Instruments — 0.8%
Mesa Laboratories, Inc.	9,962	2,128,182

Electronics-Military — 0.5%
Mercury Systems, Inc.†	22,472	1,253,713

Energy-Alternate Sources — 0.7%
Enviva, Inc.	23,666	1,995,990

Engineering/R&D Services — 1.4%
AECOM	52,393	3,696,850

Enterprise Software/Service — 5.0%
Avalara, Inc.†	19,281	1,466,706
Black Knight, Inc.†	34,069	2,241,399
Blackline, Inc.†	40,589	2,721,492
Guidewire Software, Inc.†	24,551	2,134,464
Manhattan Associates, Inc.†	18,623	2,431,233
Workiva, Inc.†	23,854	2,302,150

		13,297,444

Finance-Other Services — 1.7%
Flywire Corp.†	74,210	2,264,147
TMX Group, Ltd.	21,855	2,225,054

		4,489,201

Food-Misc./Diversified — 0.8%
Simply Good Foods Co.†	49,219	2,049,971

Food-Wholesale/Distribution — 1.1%
Performance Food Group Co.†	57,816	2,847,438

Hazardous Waste Disposal — 1.5%
Clean Harbors, Inc.†	37,550	3,940,121

Healthcare Safety Devices — 1.0%
Tandem Diabetes Care, Inc.†	28,848	2,783,255

Hotels/Motels — 0.8%
Wyndham Hotels & Resorts, Inc.	23,812	2,094,504

Human Resources — 1.3%
ASGN, Inc.†	30,956	3,511,958

Insurance Brokers — 0.8%
BRP Group, Inc., Class A†	88,569	2,047,715

Insurance-Property/Casualty — 0.9%
Hanover Insurance Group, Inc.	15,822	2,322,986

Investment Management/Advisor Services — 1.9%
LPL Financial Holdings, Inc.	26,804	5,035,667

Machinery-General Industrial — 2.4%
Chart Industries, Inc.†	14,483	2,445,020
Nordson Corp.	11,466	2,473,101
Ranpak Holdings Corp.†	96,560	1,456,125

		6,374,246

Machinery-Print Trade — 0.6%
Kornit Digital, Ltd.†	25,890	1,721,685

Medical Labs & Testing Services — 1.5%
Syneos Health, Inc.†	55,833	4,080,834

Medical Products — 5.1%
AtriCure, Inc.†	54,039	2,806,245
Globus Medical, Inc., Class A†	29,258	1,937,465
Inari Medical, Inc.†	38,758	3,127,771
iRhythm Technologies, Inc.†	19,196	2,368,210
NanoString Technologies, Inc.†	73,002	1,370,978
Omnicell, Inc.†	17,637	1,925,431

		13,536,100

Medical-Biomedical/Gene — 4.7%
Abcam PLC†	140,208	2,188,174
ALX Oncology Holdings, Inc.†	28,895	369,278
ChemoCentryx, Inc.†	60,795	1,122,276
Fate Therapeutics, Inc.†	43,588	1,244,873
Halozyme Therapeutics, Inc.†	83,620	3,336,438
Intellia Therapeutics, Inc.†	15,822	775,753
Iovance Biotherapeutics, Inc.†	67,225	1,018,459
Maravai LifeSciences Holdings, Inc., Class A†	51,718	1,589,294
Mirati Therapeutics, Inc.†	17,454	1,078,482

		12,723,027

Medical-Drugs — 1.1%
Ascendis Pharma A/S ADR†	17,130	1,563,455
Pacira BioSciences, Inc.†	18,726	1,396,398

		2,959,853

Medical-Generic Drugs — 0.5%
Arvinas, Inc.†	23,336	1,282,780

Medical-Hospitals — 0.8%
Acadia Healthcare Co., Inc.†	31,333	2,126,884

Medical-Outpatient/Home Medical — 2.4%
Amedisys, Inc.†	12,025	1,534,991
Chemed Corp.	4,914	2,414,691
LHC Group, Inc.†	15,732	2,609,152

		6,558,834

Motorcycle/Motor Scooter — 0.9%
Harley-Davidson, Inc.	65,479	2,386,710

Networking Products — 0.6%
Calix, Inc.†	42,426	1,693,222

Oil Companies-Exploration & Production — 1.7%
Matador Resources Co.	50,572	2,468,925
Oasis Petroleum, Inc.	15,158	2,010,860

		4,479,785

Patient Monitoring Equipment — 1.8%
CareDx, Inc.†	88,810	2,703,376
Insulet Corp.†	8,720	2,083,993

		4,787,369

Real Estate Investment Trusts — 1.9%
EastGroup Properties, Inc.	15,757	2,954,437
Terreno Realty Corp.	27,788	2,021,577

		4,976,014

Recreational Centers — 1.1%
Planet Fitness, Inc., Class A†	37,407	2,993,682

Resort/Theme Parks — 1.2%
Marriott Vacations Worldwide Corp.	21,354	3,188,793

Retail-Building Products — 0.2%
Aspen Aerogels, Inc.†	21,041	454,486

Retail-Misc./Diversified — 0.9%
Five Below, Inc.†	14,858	2,334,192

Retail-Pet Food & Supplies — 0.6%
Freshpet, Inc.†	17,359	1,620,463

Retail-Restaurants — 1.8%
Texas Roadhouse, Inc.	33,733	2,777,238
Wingstop, Inc.	21,906	2,010,094

		4,787,332

Retail-Vision Service Center — 0.8%
National Vision Holdings, Inc.†	55,483	2,088,935

Satellite Telecom — 1.1%
Iridium Communications, Inc.†	86,470	3,087,844

Semiconductor Components-Integrated Circuits — 0.8%
Power Integrations, Inc.	25,580	2,046,400

Semiconductor Equipment — 1.0%
Allegro MicroSystems, Inc.†	111,632	2,713,774

Steel Pipe & Tube — 1.3%
Valmont Industries, Inc.	14,542	3,618,195

Steel-Producers — 1.1%
Cleveland-Cliffs, Inc.†	117,279	2,989,442

Transport-Services — 0.6%
CryoPort, Inc.†	69,637	1,571,011

Transport-Truck — 1.1%
Saia, Inc.†	13,787	2,839,570

Water Treatment Systems — 1.7%
Evoqua Water Technologies Corp.†	107,541	4,483,384

TOTAL INVESTMENTS (cost $261,011,505)	95.9%	256,387,871
Other assets less liabilities	4.1	10,844,061

NET ASSETS	100.0%	$267,231,932

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$254,199,697	$2,188,174	**	$—	$256,387,871

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Invesco Main Street Large Cap Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 98.8%
Aerospace/Defense — 2.0%
Raytheon Technologies Corp.	99,014	$9,397,419

Applications Software — 7.5%
Microsoft Corp.	111,088	30,829,142
ServiceNow, Inc.†	7,013	3,352,915

		34,182,057

Auto-Cars/Light Trucks — 1.8%
General Motors Co.†	118,014	4,473,911
Tesla, Inc.†	4,420	3,848,759

		8,322,670

Banks-Commercial — 2.8%
First Citizens BancShares, Inc., Class A	7,840	5,012,739
Signature Bank	18,330	4,440,442
SVB Financial Group†	6,473	3,156,494

		12,609,675

Beverages-Non-alcoholic — 1.2%
Coca-Cola Co.	84,509	5,460,126

Brewery — 0.7%
Constellation Brands, Inc., Class A	12,857	3,163,979

Building Products-Cement — 1.3%
Vulcan Materials Co.	34,132	5,880,602

Building-Residential/Commercial — 0.7%
D.R. Horton, Inc.	48,338	3,363,841

Cable/Satellite TV — 1.0%
Comcast Corp., Class A	112,969	4,491,647

Chemicals-Specialty — 0.8%
Valvoline, Inc.	115,821	3,501,269

Commercial Services-Finance — 0.9%
PayPal Holdings, Inc.†	25,971	2,283,630
TransUnion	21,656	1,895,333

		4,178,963

Computer Data Security — 0.2%
Crowdstrike Holdings, Inc., Class A†	5,496	1,092,385

Computer Services — 1.6%
Accenture PLC, Class A	20,427	6,135,454
Amdocs, Ltd.	15,138	1,206,347

		7,341,801

Computers — 5.0%
Apple, Inc.	145,663	22,963,772

Cosmetics & Toiletries — 3.3%
Coty, Inc., Class A†	54,863	444,939
Procter & Gamble Co.	90,178	14,478,078

		14,923,017

Data Processing/Management — 1.4%
Fiserv, Inc.†	66,324	6,494,446

Diagnostic Equipment — 0.9%
Avantor, Inc.†	129,069	4,114,720

Diversified Banking Institutions — 1.5%
JPMorgan Chase & Co.	57,253	6,833,718

E-Commerce/Products — 4.7%
Amazon.com, Inc.†	8,626	21,441,044

E-Commerce/Services — 1.3%
Airbnb, Inc., Class A†	37,565	5,755,334

Electric-Integrated — 1.9%
FirstEnergy Corp.	198,414	8,593,310

Electronic Components-Semiconductors — 1.1%
Advanced Micro Devices, Inc.†	56,896	4,865,746

Enterprise Software/Service — 2.0%
Manhattan Associates, Inc.†	10,716	1,398,974
salesforce.com, Inc.†	31,278	5,503,051
Workday, Inc., Class A†	11,477	2,372,296

		9,274,321

Finance-Credit Card — 1.7%
American Express Co.	45,399	7,931,659

Finance-Mortgage Loan/Banker — 0.4%
Rocket Cos., Inc., Class A	233,553	2,066,944

Finance-Other Services — 1.3%
Intercontinental Exchange, Inc.	49,860	5,774,287

Food-Confectionery — 0.9%
Mondelez International, Inc., Class A	65,889	4,248,523

Food-Wholesale/Distribution — 1.1%
Sysco Corp.	56,804	4,855,606

Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	4,671	1,180,222

Instruments-Controls — 0.3%
Honeywell International, Inc.	6,401	1,470,054

Insurance-Life/Health — 1.8%
Equitable Holdings, Inc.	286,664	8,264,523

Insurance-Multi-line — 1.4%
Allstate Corp.	49,168	6,221,719

Machinery-Farming — 1.4%
Deere & Co.	16,633	6,279,789

Machinery-General Industrial — 1.5%
Otis Worldwide Corp.	92,185	6,714,755

Medical Information Systems — 0.3%
Doximity, Inc., Class A†	29,941	1,193,748

Medical Products — 1.1%
Cooper Cos., Inc.	14,139	5,104,745

Medical-Biomedical/Gene — 0.9%
Seagen, Inc.†	30,876	4,045,065

Medical-Drugs — 6.1%
AstraZeneca PLC ADR	140,972	9,360,541
Bayer AG	48,998	3,229,591
Eli Lilly & Co.	39,714	11,601,651
Johnson & Johnson	20,012	3,611,365

		27,803,148

Medical-HMO — 2.9%
UnitedHealth Group, Inc.	26,169	13,308,245

Medical-Hospitals — 2.1%
HCA Healthcare, Inc.	31,050	6,661,778
Tenet Healthcare Corp.†	43,359	3,143,961

		9,805,739

Music — 0.2%
Warner Music Group Corp., Class A	34,483	1,026,559

Non-Hazardous Waste Disposal — 0.7%
Waste Connections, Inc.	23,624	3,259,403

Oil Companies-Exploration & Production — 0.8%
APA Corp.	93,603	3,831,171

Oil Companies-Integrated — 2.0%
Exxon Mobil Corp.	105,318	8,978,360

Pharmacy Services — 2.2%
CVS Health Corp.	102,740	9,876,396

Pipelines — 1.3%
Cheniere Energy, Inc.	26,681	3,623,546
Magellan Midstream Partners LP	48,373	2,343,672

		5,967,218

Real Estate Investment Trusts — 3.1%
Prologis, Inc.	87,251	13,985,463

Retail-Auto Parts — 0.8%
O’Reilly Automotive, Inc.†	6,073	3,683,578

Retail-Automobile — 0.4%
CarMax, Inc.†	22,663	1,944,032

Retail-Discount — 1.4%
Target Corp.	28,329	6,477,426

Retail-Floor Coverings — 0.3%
Floor & Decor Holdings, Inc., Class A†	15,657	1,248,176

Semiconductor Components-Integrated Circuits — 1.5%
QUALCOMM, Inc.	49,942	6,976,398

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	50,094	5,527,873

Software Tools — 2.1%
VMware, Inc., Class A	88,682	9,581,203

Telephone-Integrated — 1.5%
Verizon Communications, Inc.	150,198	6,954,167

Transport-Rail — 1.1%
Union Pacific Corp.	21,055	4,932,976

Transport-Services — 2.9%
United Parcel Service, Inc., Class B	72,894	13,119,462

Web Portals/ISP — 3.3%
Alphabet, Inc., Class A†	6,675	15,233,618

Wireless Equipment — 1.0%
Motorola Solutions, Inc.	22,198	4,743,491

Total Long-Term Investment Securities (cost $401,162,552)		451,861,603

REPURCHASE AGREEMENTS — 0.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $4,074,000 and collateralized by $5,015,000 of United States Treasury Bonds, bearing interest at 1.88% due 02/15/2041 and having an approximate value of $4,155,555 (cost $4,074,000)	$4,074,000	4,074,000

TOTAL INVESTMENTS (cost $405,236,552)	99.7%	455,935,603
Other assets less liabilities	0.3	1,209,405

NET ASSETS	100.0%	$457,145,008

†	Non-income producing security

ADR — American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$448,632,012	$3,229,591	**	$—	$451,861,603
Repurchase Agreements	—	4,074,000		—	4,074,000

Total Investments at Value	$448,632,012	$7,303,591		$—	$455,935,603

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Janus Focused Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.9%
Applications Software — 11.1%
Microsoft Corp.	181,183	$50,281,906

Athletic Footwear — 1.4%
NIKE, Inc., Class B	50,750	6,328,525

Auto-Cars/Light Trucks — 0.4%
Rivian Automotive, Inc., Class A†	56,163	1,698,369

Casino Services — 0.9%
Caesars Entertainment, Inc.†	61,544	4,079,136

Coatings/Paint — 1.9%
Sherwin-Williams Co.	30,714	8,445,122

Commercial Services — 2.6%
CoStar Group, Inc.†	183,616	11,681,650

Commercial Services-Finance — 0.6%
Block, Inc., Class A†	26,328	2,620,689

Computer Software — 1.4%
Twilio, Inc., Class A†	55,530	6,209,365

Computers — 6.5%
Apple, Inc.	185,928	29,311,549

Cosmetics & Toiletries — 2.0%
Procter & Gamble Co.	57,653	9,256,189

Diagnostic Equipment — 3.7%
Danaher Corp.	66,158	16,614,259

Drug Delivery Systems — 1.8%
DexCom, Inc.†	19,516	7,973,847

E-Commerce/Products — 8.4%
Amazon.com, Inc.†	14,634	36,374,709
Farfetch, Ltd., Class A†	153,588	1,720,186

		38,094,895

E-Commerce/Services — 3.4%
Booking Holdings, Inc.†	4,703	10,395,088
Match Group, Inc.†	61,867	4,896,773

		15,291,861

Electronic Components-Semiconductors — 3.1%
NVIDIA Corp.	25,412	4,713,164
Texas Instruments, Inc.	54,561	9,289,010

		14,002,174

Enterprise Software/Service — 3.7%
Atlassian Corp. PLC, Class A†	18,827	4,232,874
Workday, Inc., Class A†	60,170	12,437,139

		16,670,013

Entertainment Software — 0.5%
Unity Software, Inc.†	37,819	2,511,560

Finance-Credit Card — 6.3%
Mastercard, Inc., Class A	78,072	28,369,803

Internet Content-Entertainment — 5.7%
Meta Platforms, Inc., Class A†	64,198	12,869,773
Snap, Inc., Class A†	453,550	12,908,033

		25,777,806

Machinery-Farming — 3.3%
Deere & Co.	40,008	15,105,020

Medical Instruments — 1.7%
Edwards Lifesciences Corp.†	71,401	7,552,798

Medical Products — 2.0%
Align Technology, Inc.†	31,215	9,049,541

Medical-Drugs — 2.4%
AbbVie, Inc.	75,766	11,128,510

Medical-HMO — 2.8%
UnitedHealth Group, Inc.	24,925	12,675,609

Metal-Copper — 1.1%
Freeport-McMoRan, Inc.	126,046	5,111,165

Multimedia — 1.4%
Walt Disney Co.†	57,070	6,370,724

Private Equity — 2.6%
Blackstone, Inc., Class A	117,886	11,973,681

Real Estate Investment Trusts — 3.0%
American Tower Corp.	55,983	13,493,023

Retail-Major Department Stores — 2.3%
TJX Cos., Inc.	173,531	10,633,980

Semiconductor Components-Integrated Circuits — 1.3%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	61,972	5,759,058

Semiconductor Equipment — 3.2%
ASML Holding NV	25,519	14,386,847

Textile-Apparel — 1.8%
LVMH Moet Hennessy Louis Vuitton SE	12,622	8,076,764

Web Portals/ISP — 4.6%
Alphabet, Inc., Class C†	9,019	20,737,657

TOTAL INVESTMENTS (cost $343,992,049)	98.9%	447,273,095
Other assets less liabilities	1.1	4,856,611

NET ASSETS	100.0%	$452,129,706

†	Non-income producing security

ADR	— American Depositary Receipt

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$439,196,331	$8,076,764	**	$—	$447,273,095

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Diversified Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 60.1%
Advanced Materials — 0.0%
JSR Corp.	500	13,632

Advertising Agencies — 0.0%
WPP PLC	2,963	36,751

Advertising Services — 0.1%
Dentsu Group, Inc.	600	21,686
Hakuhodo DY Holdings, Inc.	700	8,276
Publicis Groupe SA	547	32,742
Trade Desk, Inc., Class A†	3,139	184,950

		247,654

Aerospace/Defense — 0.5%
BAE Systems PLC	7,485	69,719
Dassault Aviation SA	55	9,301
General Dynamics Corp.	1,427	337,528
Kawasaki Heavy Industries, Ltd.	400	7,094
Leonardo SpA†	940	9,717
MTU Aero Engines AG	125	25,280
Northrop Grumman Corp.	2,620	1,151,228
Raytheon Technologies Corp.	5,586	530,167
Rolls-Royce Holdings PLC†	19,424	19,835
Saab AB, Series B	188	7,944

		2,167,813

Aerospace/Defense-Equipment — 0.5%
Airbus SE	11,575	1,258,753
Elbit Systems, Ltd.	58	12,623
Meggitt PLC†	1,814	17,644
Safran SA	7,332	780,327

		2,069,347

Agricultural Chemicals — 0.0%
Incitec Pivot, Ltd.	4,508	12,202
Yara International ASA	366	18,614

		30,816

Agricultural Operations — 0.0%
Olam Group, Ltd.	2,000	2,444

Airlines — 0.2%
ANA Holdings, Inc.†	300	5,652
Delta Air Lines, Inc.†	5,792	249,230
Deutsche Lufthansa AG†	1,388	10,460
easyJet PLC†	1,320	9,062
Japan Airlines Co., Ltd.†	300	4,954
Qantas Airways, Ltd.†	2,842	10,961
Singapore Airlines, Ltd.†	3,000	11,834
Southwest Airlines Co.†	9,218	430,665

		732,818

Airport Development/Maintenance — 0.0%
Aena SME SA†*	171	24,169
Aeroports de Paris†	59	8,341
Auckland International Airport, Ltd.†	2,804	14,100
Japan Airport Terminal Co., Ltd.†	200	8,290
SATS, Ltd.†	1,500	4,906

		59,806

Apparel Manufacturers — 0.1%
Burberry Group PLC	939	18,465
Columbia Sportswear Co.	2,475	203,346
Hermes International	81	99,663
Kering SA	171	90,827
Ralph Lauren Corp.	2,202	229,757

		642,058

Appliances — 0.0%
Electrolux AB, Class B	587	8,957
Hoshizaki Corp.	200	12,677
JS Global Lifestyle Co., Ltd.*	2,000	2,371
SEB SA	78	9,352

		33,357

Applications Software — 2.5%
Confluent, Inc., Class A†	4,497	140,486
Darktrace PLC†	729	3,925
Intuit, Inc.	1,913	801,069
Microsoft Corp.	37,011	10,271,293
Sage Group PLC	2,602	23,942
ServiceNow, Inc.†	762	364,312

		11,605,027

Athletic Footwear — 0.4%
adidas AG	4,513	919,200
Asics Corp.	500	7,791
NIKE, Inc., Class B	8,360	1,042,492
Puma SE	239	17,833

		1,987,316

Audio/Video Products — 0.3%
GN Store Nord A/S	321	11,967
Panasonic Holdings Corp.	5,500	49,023
Sharp Corp.	500	4,224
Sony Group Corp.	12,500	1,074,393

		1,139,607

Auto-Cars/Light Trucks — 1.3%
Bayerische Motoren Werke AG	745	61,685
Bayerische Motoren Werke AG (Preference Shares)	134	9,972
Ferrari NV	298	62,857
Honda Motor Co., Ltd.	27,400	719,459
Mazda Motor Corp.	1,300	9,270
Mercedes-Benz Group AG	1,951	138,063
Mitsubishi Motors Corp.†	1,100	2,759
Nissan Motor Co., Ltd.†	5,700	22,605
Porsche Automobil Holding SE (Preference Shares)	356	29,836
Stellantis NV	29,943	398,908
Subaru Corp.	1,400	21,062
Suzuki Motor Corp.	1,200	35,993
Tesla, Inc.†	3,264	2,842,161
Toyota Motor Corp.	30,200	514,607
Volkswagen AG (Preference Shares)	6,335	993,833
Volvo Car AB, Class B†	1,253	9,197

		5,872,267

Auto-Heavy Duty Trucks — 0.2%
Hino Motors, Ltd.	600	3,104
Isuzu Motors, Ltd.	1,400	16,304
Volvo AB, Class A	445	7,245
Volvo AB, Class B	56,844	902,135

		928,788

Auto/Truck Parts & Equipment-Original — 0.0%
Aisin Corp.	400	11,612
Brembo SpA	334	3,330
Denso Corp.	1,200	73,231
Koito Manufacturing Co., Ltd.	300	11,016
NGK Insulators, Ltd.	700	9,419
NGK Spark Plug Co., Ltd.	400	6,139
Stanley Electric Co., Ltd.	500	8,608
Sumitomo Electric Industries, Ltd.	1,800	19,325
Toyota Boshoku Corp.	300	4,791
Toyota Industries Corp.	500	29,883

		177,354

Banks-Commercial — 2.6%
Australia & New Zealand Banking Group, Ltd.	6,609	125,445
Banca Mediolanum SpA	500	3,601
Banco Bilbao Vizcaya Argentaria SA	15,589	82,028
Banco BPM SpA	3,517	10,955
Bank Central Asia Tbk PT	1,313,500	734,640
Bank Hapoalim BM	2,750	25,460
Bank Leumi Le-Israel BM	3,404	35,704
Bank of Kyoto, Ltd.	200	8,685
Bank Polska Kasa Opieki SA	447	9,814
BAWAG Group AG*	162	7,683
Bendigo & Adelaide Bank, Ltd.	1,312	9,735
CaixaBank SA	10,177	32,477
Chiba Bank, Ltd.	1,700	9,772
Citizens Financial Group, Inc.	12,278	483,753
Commerzbank AG†	2,297	15,218
Commonwealth Bank of Australia	3,990	289,063
Concordia Financial Group, Ltd.	2,900	10,545
Danske Bank A/S	1,582	23,983
DBS Group Holdings, Ltd.	47,800	1,157,772
DNB Bank ASA	2,103	41,052
Erste Group Bank AG	789	24,373
FinecoBank Banca Fineco SpA	1,416	19,507
First Republic Bank	1,645	245,467
Fukuoka Financial Group, Inc.	400	7,302
Hang Seng Bank, Ltd.	1,800	31,783
HDFC Bank, Ltd. ADR	26,056	1,438,552
ING Bank Slaski SA	76	3,371
ING Groep NV	9,128	85,422
Intesa Sanpaolo SpA	39,976	80,393
Israel Discount Bank, Ltd., Class A	2,781	16,424
KBC Group NV	26,897	1,831,987
M&T Bank Corp.	4,629	771,377
mBank SA†	30	2,001
Mediobanca Banca di Credito Finanziario SpA	1,669	16,595
Mizrahi Tefahot Bank, Ltd.	344	12,728
National Australia Bank, Ltd.	7,660	174,345
Nordea Bank Abp	8,231	81,983
Oversea-Chinese Banking Corp., Ltd.	9,300	82,462
Powszechna Kasa Oszczednosci Bank Polski SA†	2,002	14,678
Raiffeisen Bank International AG	313	3,516
Resona Holdings, Inc.	5,600	24,301
Santander Bank Polska SA	78	4,727
Shinsei Bank, Ltd.†	300	5,256
Shizuoka Bank, Ltd.	1,300	8,427
Signature Bank	946	229,169
Skandinaviska Enskilda Banken AB, Class C	34	414
Skandinaviska Enskilda Banken AB, Class A	3,755	41,989
Standard Chartered PLC	5,984	40,994
Sumitomo Mitsui Trust Holdings, Inc.	800	24,783
SVB Financial Group†	499	243,332
Svenska Handelsbanken AB, Class A	3,592	36,208
Svenska Handelsbanken AB, Class B	83	933
Swedbank AB, Class A	2,171	34,258
Toronto-Dominion Bank	15,701	1,134,080
Truist Financial Corp.	41,970	2,029,249
United Overseas Bank, Ltd.	3,500	75,009
Westpac Banking Corp.	8,128	135,409

		12,130,189

Banks-Fiduciary — 0.2%
Northern Trust Corp.	3,055	314,818
State Street Corp.	10,184	682,022

		996,840

Banks-Super Regional — 0.8%
PNC Financial Services Group, Inc.	3,210	533,181
US Bancorp	25,565	1,241,437
Wells Fargo & Co.	46,851	2,044,109

		3,818,727

Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.	6,945	210,364

Beverages-Non-alcoholic — 0.3%
Coca-Cola Co.	18,982	1,226,427
Coca-Cola Europacific Partners PLC	465	23,227
Coca-Cola HBC AG	455	9,199
Keurig Dr Pepper, Inc.	6,155	230,197
Suntory Beverage & Food, Ltd.	300	11,912

		1,500,962

Beverages-Wine/Spirits — 0.4%
Davide Campari-Milano NV	1,240	13,955
Diageo PLC	33,800	1,674,962
Endeavour Group, Ltd.	2,952	16,224
Pernod Ricard SA	471	97,043
Treasury Wine Estates, Ltd.	1,675	13,082

		1,815,266

Bicycle Manufacturing — 0.0%
Shimano, Inc.	200	34,953

Brewery — 0.6%
Anheuser-Busch InBev SA NV	2,031	117,098
Asahi Group Holdings, Ltd.	1,300	48,539
Budweiser Brewing Co. APAC, Ltd.*	4,000	10,006
Carlsberg A/S, Class B	8,352	1,057,157
Constellation Brands, Inc., Class A	5,069	1,247,430
Heineken Holding NV	235	18,317
Heineken NV	552	53,838
Kirin Holdings Co., Ltd.	1,900	27,902

		2,580,287

Broadcast Services/Program — 0.0%
Vivendi SE	1,879	21,546

Building & Construction Products-Misc. — 0.1%
Boral, Ltd.	769	1,912
Cie de Saint-Gobain	1,237	71,985
Fletcher Building, Ltd.	1,906	7,557
Fortune Brands Home & Security, Inc.	2,648	188,670
Geberit AG	94	53,638
James Hardie Industries PLC CDI	1,100	31,626
Kingspan Group PLC	361	33,092
LIXIL Corp.	700	12,321
ROCKWOOL International A/S, Class A	14	3,880
ROCKWOOL International A/S, Class B	16	4,490
Sika AG	359	109,164
TOTO, Ltd.	400	13,457

		531,792

Building & Construction-Misc. — 0.1%
Eiffage SA	192	18,835
Ferrovial SA	1,165	29,744
Kajima Corp.	1,200	13,380
Lendlease Corp., Ltd.	1,599	13,659
Mohawk Industries, Inc.†	2,375	335,017

Obayashi Corp.	1,700	11,714
Shimizu Corp.	1,600	8,404
Taisei Corp.	400	10,846

		441,599

Building Products-Air & Heating — 0.0%
Daikin Industries, Ltd.	700	107,632
Investment AB Latour, Class B	316	8,369
Nibe Industrier AB, Class B	3,294	32,235
Rinnai Corp.	100	6,336

		154,572

Building Products-Cement — 0.2%
Buzzi Unicem SpA	220	4,047
CRH PLC	1,797	71,283
HeidelbergCement AG	341	19,900
Holcim, Ltd.	1,202	58,789
Martin Marietta Materials, Inc.	1,067	377,953
Vulcan Materials Co.	1,606	276,698

		808,670

Building Products-Doors & Windows — 0.0%
AGC, Inc.	500	18,779

Building-Heavy Construction — 0.5%
Acciona SA	58	11,338
Ackermans & van Haaren NV	53	9,449
ACS Actividades de Construccion y Servicios SA	628	16,036
Bouygues SA	505	17,351
Cellnex Telecom SA*	1,334	62,354
CK Infrastructure Holdings, Ltd.	1,000	6,728
Infrastrutture Wireless Italiane SpA*	825	8,790
Keppel Corp., Ltd.	3,500	17,308
Kinden Corp.	400	4,731
Skanska AB, Class B	929	17,713
Strabag SE	24	942
Vinci SA	22,463	2,167,325

		2,340,065

Building-Maintenance & Services — 0.0%
Rentokil Initial PLC	4,316	29,653

Building-Residential/Commercial — 0.2%
Barratt Developments PLC	2,366	14,486
Berkeley Group Holdings PLC	268	13,608
Daiwa House Industry Co., Ltd.	1,600	38,645
Haseko Corp.	500	5,469
Iida Group Holdings Co., Ltd.	400	6,396
Open House Group Co., Ltd.	200	7,743
Persimmon PLC	20,061	523,201
Sekisui Chemical Co., Ltd.	1,100	14,856
Sekisui House, Ltd.	1,700	29,319
Taylor Wimpey PLC	8,465	13,294

		667,017

Cable/Satellite TV — 0.3%
Charter Communications, Inc., Class A†	1,929	826,557
DISH Network Corp., Class A†	7,020	200,140
Liberty Broadband Corp., Class C†	2,694	301,243
Telenet Group Holding NV	110	3,271

		1,331,211

Casino Hotels — 0.0%
Crown Resorts, Ltd.†	833	7,560
Galaxy Entertainment Group, Ltd.	4,000	22,848
Sands China, Ltd.†	6,000	13,173

		43,581

Casino Services — 0.0%
Aristocrat Leisure, Ltd.	1,566	36,197
Sega Sammy Holdings, Inc.	300	5,327

		41,524

Cellular Telecom — 0.4%
Millicom International Cellular SA SDR†	235	5,251
Orange SA	4,385	52,226
SoftBank Corp.	6,500	75,535
Spark New Zealand, Ltd.	4,413	13,968
T-Mobile US, Inc.†	11,447	1,409,584
Tele2 AB, Class B	1,163	15,351
Telstra Corp., Ltd.	9,664	27,382
TPG Telecom, Ltd.	863	3,545
Vodafone Group PLC	62,657	94,795

		1,697,637

Chemicals-Diversified — 0.5%
Air Water, Inc.	500	6,613
Arkema SA	153	17,268
Asahi Kasei Corp.	3,200	26,334
BASF SE	2,148	114,182
Celanese Corp.	692	101,683
Covestro AG*	449	19,553
Croda International PLC	334	32,362
Eastman Chemical Co.	9,367	961,710
Evonik Industries AG	469	12,402
ICL Group, Ltd.	1,609	17,839
Johnson Matthey PLC	461	12,720
Kuraray Co., Ltd.	900	7,206
Mitsubishi Chemical Holdings Corp.	3,200	19,566
Mitsubishi Gas Chemical Co., Inc.	500	7,348
Nissan Chemical Corp.	300	15,898
Nitto Denko Corp.	400	26,858
PPG Industries, Inc.	5,306	679,115
Showa Denko KK	400	7,757
Solvay SA, Class A	170	16,067
Sumitomo Chemical Co., Ltd.	3,800	16,093
Symrise AG	298	35,631
Tosoh Corp.	800	11,026

		2,165,231

Chemicals-Plastics — 0.0%
EMS-Chemie Holding AG	17	15,176

Chemicals-Specialty — 0.3%
Brenntag SE	358	27,937
Chr. Hansen Holding A/S	238	18,547
Givaudan SA	19	75,503
Koninklijke DSM NV	406	68,001
Novozymes A/S, Class B	488	33,906
Shin-Etsu Chemical Co., Ltd.	6,700	923,729
Toray Industries, Inc.	3,800	18,071
Umicore SA	464	17,913

		1,183,607

Circuit Boards — 0.0%
Ibiden Co., Ltd.	300	11,366

Coatings/Paint — 0.1%
Akzo Nobel NV	436	37,618
Axalta Coating Systems, Ltd.†	5,551	140,829
Kansai Paint Co., Ltd.	600	8,296
Nippon Paint Holdings Co., Ltd.	3,400	27,079

		213,822

Coffee — 0.0%
JDE Peet’s NV	199	5,844

Commercial Services — 0.6%
Amadeus IT Group SA†	1,054	65,720
Benefit One, Inc.	200	3,000
Edenred	579	29,022
Intertek Group PLC	374	23,308
Quanta Services, Inc.	5,559	644,733
RELX PLC (LSE)	4,634	138,397
RELX PLC (XAMS)	34,829	1,038,361
SGS SA	262	672,820

		2,615,361

Commercial Services-Finance — 0.6%
Adyen NV†*	309	516,789
Allfunds Group Plc	439	3,746
Equifax, Inc.	1,355	275,770
Experian PLC	2,267	78,578
FleetCor Technologies, Inc.†	2,115	527,735
Global Payments, Inc.	2,406	329,574
GMO Payment Gateway, Inc.	100	8,444
Nexi SpA†*	1,808	17,771
S&P Global, Inc.	3,126	1,176,939
Wise PLC, Class A†	983	4,775
Worldline SA†*	580	22,733

		2,962,854

Communications Software — 0.1%
Sinch AB†*	1,599	7,051
Zoom Video Communications, Inc., Class A†	2,645	263,363

		270,414

Computer Aided Design — 0.1%
Dassault Systemes SE	1,606	71,442
Synopsys, Inc.†	1,210	347,016

		418,458

Computer Data Security — 0.1%
Avast PLC*	1,514	10,765
Crowdstrike Holdings, Inc., Class A†	901	179,083
Zscaler, Inc.†	799	161,989

		351,837

Computer Services — 0.6%
Capgemini SE	8,026	1,632,704
Computershare, Ltd.	1,331	23,331
Fujitsu, Ltd.	400	56,551
International Business Machines Corp.	2,591	342,556
Itochu Techno-Solutions Corp.	200	4,701
Kyndryl Holdings, Inc.†	7,054	83,872
Leidos Holdings, Inc.	6,060	627,271
NEC Corp.	600	23,263
Nomura Research Institute, Ltd.	1,000	28,336
NTT Data Corp.	1,400	25,801
Otsuka Corp.	200	6,566
SCSK Corp.	400	6,379
Teleperformance	137	48,983

		2,910,314

Computer Software — 0.1%
MongoDB, Inc.†	689	244,547

Computers — 1.6%
Apple, Inc.	47,211	7,442,814

Computers-Integrated Systems — 0.0%
OBIC Co., Ltd.	200	29,595

Computers-Memory Devices — 0.1%
Seagate Technology Holdings PLC	4,647	381,240

Computers-Other — 0.0%
AutoStore Holdings, Ltd.†	2,085	4,730

Consulting Services — 0.0%
Bureau Veritas SA	673	19,285
Nihon M&A Center Holdings, Inc.	700	8,659
Worley, Ltd.	860	8,383

		36,327

Containers-Paper/Plastic — 0.2%
D.S. Smith PLC†	3,188	12,983
Huhtamaki Oyj	223	8,359
Packaging Corp. of America	2,907	468,521
WestRock Co.	5,734	284,005

		773,868

Cosmetics & Toiletries — 0.5%
Beiersdorf AG	229	23,144
Essity AB, Class A	66	1,752
Essity AB, Class B	1,409	37,525
Estee Lauder Cos., Inc., Class A	1,200	316,872
Kao Corp.	1,100	44,236
Kose Corp.	100	10,356
L’Oreal SA	2,947	1,072,121
Lion Corp.	600	6,180
Pola Orbis Holdings, Inc.	200	2,312
Procter & Gamble Co.	3,075	493,691
Shiseido Co., Ltd.	900	42,413
Unicharm Corp.	1,000	34,783
Unilever PLC (LSE)	6,148	285,562

		2,370,947

Cruise Lines — 0.1%
Carnival PLC†	363	5,697
Royal Caribbean Cruises, Ltd.†	4,526	351,806

		357,503

Dental Supplies & Equipment — 0.0%
Lifco AB	492	10,323

Diagnostic Equipment — 0.1%
Sysmex Corp.	400	25,907
Thermo Fisher Scientific, Inc.	674	372,668

		398,575

Diagnostic Kits — 0.1%
DiaSorin SpA	44	5,752
Exact Sciences Corp.†	2,789	153,534
Natera, Inc.†	3,075	107,994
QIAGEN NV†	535	24,733

		292,013

Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA	463	29,000
Fresenius SE & Co. KGaA	960	34,227

		63,227

Distribution/Wholesale — 0.3%
Bunzl PLC	783	30,326
Copart, Inc.†	3,666	416,641
D’Ieteren Group SA	56	9,073
Ferguson PLC	5,887	742,430
Jardine Cycle & Carriage, Ltd.	200	4,169
Seven Group Holdings, Ltd.†	362	5,035
Sojitz Corp.	460	7,031
Toyota Tsusho Corp.	600	21,620
Travis Perkins PLC	523	7,962

		1,244,287

Diversified Banking Institutions — 1.4%
Banco Santander SA	40,542	118,800
Bank of America Corp.	76,172	2,717,817
Barclays PLC	37,263	68,088
BNP Paribas SA	2,670	136,934
Citigroup, Inc.	15,069	726,476
Credit Agricole SA	52,519	563,708
Credit Suisse Group AG	5,845	39,527
Deutsche Bank AG†	4,798	48,999
HSBC Holdings PLC	48,170	300,668
Lloyds Banking Group PLC	166,085	93,636
Macquarie Group, Ltd.	844	120,947
Mitsubishi UFJ Financial Group, Inc.	29,900	173,774
Mizuho Financial Group, Inc.	5,840	70,975
Morgan Stanley	13,671	1,101,746
Natwest Group PLC	12,302	33,074
Societe Generale SA	1,843	43,788
Sumitomo Mitsui Financial Group, Inc.	3,200	96,331
UBS Group AG	8,656	146,446
UniCredit SpA	5,205	47,471

		6,649,205

Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	1,106	286,852
Eaton Corp. PLC	19,023	2,758,716
Indutrade AB	617	14,583
ITT, Inc.	2,642	185,521
Siemens AG	1,868	232,351
Smiths Group PLC	920	16,833
Toshiba Corp.	1,000	41,784
Trane Technologies PLC	15,333	2,144,933
Trelleborg AB, Class B	600	13,077

		5,694,650

Diversified Minerals — 0.4%
BHP Group, Ltd. (ASX)	11,798	396,540
BHP Group, Ltd. (LSE)	41,918	1,409,351
Sumitomo Metal Mining Co., Ltd.	700	30,420

		1,836,311

Diversified Operations — 0.0%
CK Hutchison Holdings, Ltd.	6,000	42,005
Jardine Matheson Holdings, Ltd.	700	36,992
Swire Pacific, Ltd., Class A	1,500	8,548
Swire Pacific, Ltd., Class B	5,000	4,702

		92,247

Diversified Operations/Commercial Services — 0.0%
Brambles, Ltd.	3,346	24,708

Drug Delivery Systems — 0.1%
DexCom, Inc.†	733	299,489

E-Commerce/Products — 1.6%
Allegro.eu SA†*	903	4,621
Amazon.com, Inc.†	2,780	6,910,051
ASOS PLC†	164	2,843
Mercari, Inc.†	200	3,223
MonotaRO Co., Ltd.	600	10,403
Rakuten Group, Inc.	2,000	14,098
Sea, Ltd. ADR†	3,365	278,487
THG PLC†	1,670	2,198
ZOZO, Inc.	200	4,082

		7,230,006

E-Commerce/Services — 0.9%
Airbnb, Inc., Class A†	742	113,682
Auto Trader Group PLC*	2,265	17,899
Booking Holdings, Inc.†	681	1,505,221
Bumble, Inc., Class A†	10,113	242,611
Delivery Hero SE†*	8,142	290,100
Lyft, Inc., Class A†	40,500	1,320,300
Rightmove PLC	2,020	15,529
Uber Technologies, Inc.†	13,407	422,052

		3,927,394

E-Marketing/Info — 0.0%
CyberAgent, Inc.	800	8,504

Electric Products-Misc. — 0.1%
AMETEK, Inc.	3,212	405,547
Brother Industries, Ltd.	700	12,168
Casio Computer Co., Ltd.	500	5,132
Legrand SA	626	55,258

		478,105

Electric-Distribution — 0.0%
E.ON SE	5,212	54,625
HK Electric Investments & HK Electric Investments, Ltd.	5,000	4,932
National Grid PLC	9,063	134,750

		194,307

Electric-Generation — 0.4%
Contact Energy, Ltd.	1,785	9,378
EDP Renovaveis SA	557	13,238
Electricite de France SA	1,311	11,855
Engie SA	4,126	48,467
Mercury NZ, Ltd.	1,454	5,641
Meridian Energy, Ltd.	2,795	8,483
Orsted A/S*	441	49,483
RWE AG	32,912	1,374,976
SSE PLC	2,433	56,674
Uniper SE	213	5,512

		1,583,707

Electric-Integrated — 1.4%
A2A SpA	3,635	6,196
American Electric Power Co., Inc.	2,417	239,549
Chubu Electric Power Co., Inc.	1,700	17,176
Chugoku Electric Power Co., Inc.	800	5,262
CLP Holdings, Ltd.	4,000	38,938
Edison International	3,678	253,010
EDP - Energias de Portugal SA	6,940	32,310
Endesa SA	738	15,522
Enel SpA	18,065	116,755
Entergy Corp.	2,253	267,769
EVN AG	88	2,238
Fortum Oyj	1,011	16,628
Hera SpA	1,867	6,945
Iberdrola SA	108,934	1,244,650
Kansai Electric Power Co., Inc.	2,000	17,567
Kyushu Electric Power Co., Inc.	1,100	6,927
NextEra Energy, Inc.	34,915	2,479,663
Origin Energy, Ltd.	4,089	19,532
PG&E Corp.†	17,670	223,526
PGE Polska Grupa Energetyczna SA†	1,866	4,121
Power Assets Holdings, Ltd.	3,500	23,516
Tohoku Electric Power Co., Inc.	1,000	5,560
Tokyo Electric Power Co. Holdings, Inc.†	1,900	6,551
Verbund AG	160	17,133
Xcel Energy, Inc.	15,756	1,154,285

		6,221,329

Electric-Transmission — 0.0%
Elia Group SA	78	12,430
Red Electrica Corp. SA	1,005	20,194
Terna - Rete Elettrica Nazionale SpA	3,266	26,603

		59,227

Electronic Components-Misc. — 0.3%
Garmin, Ltd.	2,175	238,684
Hoya Corp.	9,800	976,367
Kyocera Corp.	900	47,585
Minebea Mitsumi, Inc.	1,000	19,298
Murata Manufacturing Co., Ltd.	1,500	89,806
Nidec Corp.	1,300	85,162
TDK Corp.	1,000	31,236
Venture Corp., Ltd.	800	9,848

		1,497,986

Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	20,450	1,748,884
Hamamatsu Photonics KK	400	17,982
Infineon Technologies AG	3,032	87,717
NVIDIA Corp.	3,829	710,165
Rohm Co., Ltd.	100	7,039
Samsung Electronics Co., Ltd. GDR	1,148	1,519,378
STMicroelectronics NV	1,522	56,370
SUMCO Corp.	500	7,236
Texas Instruments, Inc.	10,175	1,732,294
Wolfspeed, Inc.†	2,363	216,711

		6,103,776

Electronic Connectors — 0.0%
Hirose Electric Co., Ltd.	100	12,735

Electronic Measurement Instruments — 0.1%
Halma PLC	882	27,159
Keysight Technologies, Inc.†	1,730	242,667
Sartorius AG (Preference Shares)	58	21,970
Shimadzu Corp.	700	23,013
Yokogawa Electric Corp.	600	9,591

		324,400

Electronic Parts Distribution — 0.1%
TD SYNNEX Corp.	3,577	358,022

Electronic Security Devices — 0.0%
Assa Abloy AB, Class B	2,319	58,504

Electronics-Military — 0.0%
Thales SA	248	31,769

Energy-Alternate Sources — 0.1%
Corp. ACCIONA Energias Renovables SA	130	4,826
Siemens Gamesa Renewable Energy SA†	521	8,307
SolarEdge Technologies, Inc.†	1,386	347,068
Vestas Wind Systems A/S	2,345	60,330

		420,531

Engineering/R&D Services — 0.0%
Singapore Technologies Engineering, Ltd.	3,600	10,604

Enterprise Software/Service — 0.1%
AVEVA Group PLC	286	7,704
HubSpot, Inc.†	662	251,183
Oracle Corp. Japan	100	6,442
SAP SE	2,556	263,634
Temenos AG	156	15,712
TIS, Inc.	500	11,254
WiseTech Global, Ltd.	378	11,655

		567,584

Entertainment Software — 0.0%
Capcom Co., Ltd.	300	7,916
CD Projekt SA	165	4,460
Embracer Group AB†	1,523	10,135
Koei Tecmo Holdings Co, Ltd.	100	3,045
Konami Holdings Corp.	200	12,360
Nexon Co., Ltd.	1,100	25,119
ROBLOX Corp., Class A†	2,004	61,422
Square Enix Holdings Co., Ltd.	200	8,007

		132,464

Explosives — 0.0%
Orica, Ltd.	947	10,860

Filtration/Separation Products — 0.0%
Alfa Laval AB	691	19,179

Finance-Consumer Loans — 0.0%
Acom Co., Ltd.	1,000	2,576

Finance-Credit Card — 1.4%
American Express Co.	9,885	1,727,008
Capital One Financial Corp.	5,893	734,386
Mastercard, Inc., Class A	11,044	4,013,169

		6,474,563

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	12,242	812,012
Daiwa Securities Group, Inc.	3,600	17,613
Nomura Holdings, Inc.	7,200	27,559
SBI Holdings, Inc.	600	13,428

		870,612

Finance-Leasing Companies — 0.0%
Mitsubishi HC Capital, Inc.	1,900	8,546
ORIX Corp.	2,700	49,255
Tokyo Century Corp.	200	6,148

		63,949

Finance-Other Services — 0.2%
ASX, Ltd.	449	26,987
Deutsche Boerse AG	445	77,996
Hong Kong Exchanges & Clearing, Ltd.	20,800	882,132
Intrum AB	172	4,117
Japan Exchange Group, Inc.	1,200	17,996
London Stock Exchange Group PLC	758	75,214
Singapore Exchange, Ltd.	1,900	13,380

		1,097,822

Fisheries — 0.0%
Leroy Seafood Group ASA	649	6,120
Mowi ASA	1,044	29,600
Salmar ASA	131	10,764
Toyo Suisan Kaisha, Ltd.	200	6,164

		52,648

Food-Baking — 0.0%
Yamazaki Baking Co., Ltd.	400	4,954

Food-Catering — 0.0%
Compass Group PLC	4,175	87,941
Sodexo SA	192	14,396

		102,337

Food-Confectionery — 0.0%
Barry Callebaut AG	11	25,349
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	3	33,565

		58,914

Food-Dairy Products — 0.0%
a2 Milk Co., Ltd.†	1,726	5,449
Danone SA	1,607	96,609
Yakult Honsha Co., Ltd.	400	20,692

		122,750

Food-Flour & Grain — 0.0%
Nisshin Seifun Group, Inc.	600	7,972
Wilmar International, Ltd.	7,400	23,676

		31,648

Food-Meat Products — 0.0%
WH Group, Ltd.*	18,184	12,516

Food-Misc./Diversified — 0.8%
Ajinomoto Co., Inc.	1,300	33,837
Associated British Foods PLC	828	16,503
Axfood AB	244	7,219
Calbee, Inc.	300	5,369
Kerry Group PLC, Class A	358	39,549
Kewpie Corp.	400	6,769
Kikkoman Corp.	500	28,108
Kraft Heinz Co.	10,234	436,275
MEIJI Holdings Co., Ltd.	400	19,972
Nestle SA	21,045	2,717,025
NH Foods, Ltd.	300	9,507
Nissin Foods Holdings Co., Ltd.	200	13,935
Orkla ASA	1,842	14,983
Post Holdings, Inc.†	4,843	360,271
Tate & Lyle PLC	1,087	10,593

		3,719,915

Food-Retail — 0.1%
Aeon Co., Ltd.	2,000	37,973
Carrefour SA	1,464	31,034
Coles Group, Ltd.	3,097	40,558
Dairy Farm International Holdings, Ltd.	700	1,886
Dino Polska SA†*	112	7,228
Etablissements Franz Colruyt NV	129	4,745
J Sainsbury PLC	4,060	11,837
Jeronimo Martins SGPS SA	643	13,340
Kesko Oyj, Class A†	218	5,128
Kesko Oyj, Class B	635	16,022
Kobe Bussan Co., Ltd.	400	9,741
Koninklijke Ahold Delhaize NV	2,428	71,724
Marks & Spencer Group PLC†	4,545	7,793
Ocado Group PLC†	1,498	17,078
Seven & i Holdings Co., Ltd.	1,800	79,227
Tesco PLC	17,949	60,976
Woolworths Group, Ltd.	2,813	75,980

		492,270

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	3,508	299,864

Footwear & Related Apparel — 0.0%
Dr. Martens PLC	1,322	3,481

Forestry — 0.0%
Holmen AB	262	15,136

Gambling (Non-Hotel) — 0.0%
Evolution AB*	420	43,188
Flutter Entertainment PLC†	355	35,550
Genting Singapore, Ltd.	12,700	7,385
Tabcorp Holdings, Ltd.	5,158	19,614

		105,737

Gas-Distribution — 0.0%
Centrica PLC†	13,651	13,475
Enagas SA	577	12,460
Hong Kong & China Gas Co., Ltd.	24,530	27,026
Naturgy Energy Group SA	766	22,950
Osaka Gas Co., Ltd.	1,100	19,859
Tokyo Gas Co., Ltd.	900	17,266

		113,036

Gas-Transportation — 0.0%
Snam SpA	4,920	27,000

Gold Mining — 0.0%
Evolution Mining, Ltd.	4,403	12,360
Newcrest Mining, Ltd.	2,089	39,162
Northern Star Resources, Ltd.	2,702	18,372

		69,894

Home Decoration Products — 0.1%
Newell Brands, Inc.	13,675	316,576

Home Furnishings — 0.0%
Howden Joinery Group PLC	1,399	13,223

Hotels/Motels — 0.6%
City Developments, Ltd.	1,200	7,348
Hilton Worldwide Holdings, Inc.†	2,985	463,541
InterContinental Hotels Group PLC	435	27,771
Marriott International, Inc., Class A†	12,164	2,159,353
Whitbread PLC†	467	16,189

		2,674,202

Human Resources — 0.0%
Adecco Group AG	378	14,627
Persol Holdings Co., Ltd.	500	9,945
Randstad NV	291	15,388
Recruit Holdings Co., Ltd.	3,900	143,862

		183,822

Import/Export — 0.1%
ITOCHU Corp.	3,400	102,854
Marubeni Corp.	4,100	44,868
Mitsubishi Corp.	3,400	114,092
Mitsui & Co., Ltd.	3,700	89,669
Sumitomo Corp.	2,800	44,410

		395,893

Industrial Automated/Robotic — 0.3%
FANUC Corp.	3,300	510,396
Harmonic Drive Systems, Inc.	100	2,534
Keyence Corp.	1,900	766,567
Nabtesco Corp.	300	6,854
Omron Corp.	500	29,626
SMC Corp.	100	48,335
Yaskawa Electric Corp.	700	23,883

		1,388,195

Industrial Gases — 0.3%
Air Liquide SA	1,111	191,806
Linde PLC	3,304	1,055,118
Nippon Sanso Holdings Corp.	500	8,976

		1,255,900

Instruments-Controls — 0.1%
Honeywell International, Inc.	1,656	320,452
Mettler-Toledo International, Inc.†	154	196,740

		517,192

Insurance Brokers — 0.2%
Arthur J. Gallagher & Co.	3,878	653,404
Marsh & McLennan Cos., Inc.	1,273	205,844

		859,248

Insurance-Life/Health — 0.4%
AIA Group, Ltd.	147,200	1,438,132
Assicurazioni Generali SpA	2,846	53,710
Aviva PLC	9,121	48,971
Baloise Holding AG	117	20,318

Challenger, Ltd.	1,337	6,727
Dai-ichi Life Holdings, Inc.	2,600	52,199
Great Eastern Holdings, Ltd.	400	5,889
Japan Post Holdings Co., Ltd.	2,800	19,621
Japan Post Insurance Co., Ltd.	400	6,483
Legal & General Group PLC	13,959	43,409
M&G PLC	6,036	16,167
NN Group NV	739	36,109
Phoenix Group Holdings PLC	1,973	14,885
Prudential PLC	6,420	79,804
Suncorp Group, Ltd.	2,978	23,879
Swiss Life Holding AG	75	43,762
T&D Holdings, Inc.	1,200	15,401

		1,925,466

Insurance-Multi-line — 0.7%
Aegon NV	3,274	16,937
Ageas SA/NV	421	20,184
Allianz SE	5,792	1,319,216
Chubb, Ltd.	1,919	396,178
CNA Financial Corp.	3,275	155,366
CNP Assurances	335	7,376
Direct Line Insurance Group PLC	3,122	9,916
Hartford Financial Services Group, Inc.	4,583	320,489
Loews Corp.	12,588	791,030
Mapfre SA	2,288	4,178
Sampo Oyj, Class A	1,179	56,813
Storebrand ASA	1,096	9,569
UnipolSai Assicurazioni SpA	986	2,760
Vienna Insurance Group AG Wiener Versicherung Gruppe	112	2,760
Zurich Insurance Group AG	352	160,103

		3,272,875

Insurance-Property/Casualty — 1.2%
Admiral Group PLC	627	19,653
Alleghany Corp.†	379	317,034
AXA SA	4,774	126,395
Berkshire Hathaway, Inc., Class B†	3,541	1,143,141
Gjensidige Forsikring ASA	441	9,465
Hiscox, Ltd.	821	9,721
Insurance Australia Group, Ltd.	5,722	18,149
MS&AD Insurance Group Holdings, Inc.	1,000	29,884
Powszechny Zaklad Ubezpieczen SA	1,323	9,094
Progressive Corp.	21,797	2,340,126
QBE Insurance Group, Ltd.	3,425	29,336
Sompo Holdings, Inc.	900	36,700
Tokio Marine Holdings, Inc.	10,200	550,441
Travelers Cos., Inc.	4,323	739,492
Tryg A/S	835	19,792

		5,398,423

Insurance-Reinsurance — 0.1%
Fairfax Financial Holdings, Ltd.	623	342,681
Hannover Rueck SE	140	21,998
Muenchener Rueckversicherungs-Gesellschaft AG	327	78,248
Swiss Re AG	670	54,947
Talanx AG	123	5,187

		503,061

Internet Application Software — 0.0%
Shopify, Inc., Class A†	339	144,692

Internet Content-Entertainment — 0.8%
Meta Platforms, Inc., Class A†	12,719	2,549,778
Snap, Inc., Class A†	41,657	1,185,558

		3,735,336

Internet Content-Information/News — 0.3%
Adevinta ASA†	954	7,450
Deliveroo PLC†*	675	928
IAC/InterActiveCorp†	2,112	175,042
Kakaku.com, Inc.	300	6,309
M3, Inc.	1,000	32,198
Prosus NV	2,036	98,177
SEEK, Ltd.	820	15,966
Tencent Holdings, Ltd.	21,000	985,013

		1,321,083

Internet Gambling — 0.0%
Entain PLC†	1,359	25,551

Internet Security — 0.1%
Palo Alto Networks, Inc.†	1,013	568,577
Trend Micro, Inc.	300	16,713

		585,290

Investment Companies — 0.1%
Aker ASA, Class A	55	4,499
EXOR NV	267	18,382
Groupe Bruxelles Lambert SA	247	23,339
HAL Trust	201	29,032
Industrivarden AB, Class A	434	11,106
Industrivarden AB, Class C	425	10,691
Investor AB, Class A	1,342	27,995
Investor AB, Class B	4,229	81,246
Kinnevik AB, Class A†	19	414
Kinnevik AB, Class B†	562	10,992
L E Lundbergforetagen AB, Class B	149	6,958
Melrose Industries PLC	10,151	14,602
Sofina SA	38	11,674
Storskogen Group AB, Class B†	2,301	4,830
Washington H. Soul Pattinson & Co., Ltd.	569	11,016

		266,776

Investment Management/Advisor Services — 0.3%
Abrdn PLC	5,062	11,790
Ameriprise Financial, Inc.	2,473	656,557
Amundi SA*	142	8,472
BlackRock, Inc.	423	264,240
Hargreaves Lansdown PLC	825	9,382
Invesco, Ltd.	10,798	198,467
Julius Baer Group, Ltd.	517	24,721
Magellan Financial Group, Ltd.	335	3,784
Nordnet AB	378	6,489
Schroders PLC	284	10,021
Schroders PLC (Non-Voting)†	117	3,427
St James’s Place PLC	1,254	20,004
T. Rowe Price Group, Inc.	2,222	273,395

		1,490,749

Leisure Products — 0.0%
Yamaha Corp.	400	15,354

Machine Tools & Related Products — 0.0%
Amada Co., Ltd.	900	7,005
Techtronic Industries Co., Ltd.	4,000	53,402

		60,407

Machinery-Construction & Mining — 0.0%
Epiroc AB, Class A	1,454	29,570
Epiroc AB, Class B	906	15,714
Hitachi Construction Machinery Co., Ltd.	300	6,799
Komatsu, Ltd.	2,200	49,355
Metso Outotec Oyj	1,636	13,843
Sandvik AB	2,552	47,985
Weir Group PLC	603	11,571

		174,837

Machinery-Electrical — 0.1%
Disco Corp.	100	24,647
Fuji Electric Co., Ltd.	400	17,620
Hitachi, Ltd.	2,300	107,103
Konecranes OYJ†	149	4,147
Mitsubishi Electric Corp.	5,000	52,555
Mitsubishi Heavy Industries, Ltd.	800	27,372
Schindler Holding AG (Participation Certificate)	94	18,107
Schindler Holding AG	46	8,856
Siemens Energy AG	928	17,967

		278,374

Machinery-Farming — 0.4%
CNH Industrial NV	2,329	33,246
Deere & Co.	4,486	1,693,689
Husqvarna AB, Class A	58	554
Husqvarna AB, Class B	960	9,184
Kubota Corp.	2,600	44,283

		1,780,956

Machinery-General Industrial — 0.2%
ANDRITZ AG	166	7,042
Atlas Copco AB, Class A	14,735	667,286
Atlas Copco AB, Class B	913	36,083
Beijer Ref AB	575	9,350
GEA Group AG	382	15,007
Hexagon AB, Class B	4,819	62,308
Kone Oyj, Class B	943	45,250
Middleby Corp.†	1,012	155,737
Spirax-Sarco Engineering PLC	172	26,014
Sumitomo Heavy Industries, Ltd.	300	6,337

		1,030,414

Machinery-Material Handling — 0.0%
Daifuku Co., Ltd.	300	18,518
KION Group AG	167	9,418

		27,936

Machinery-Pumps — 0.4%
Dover Corp.	3,105	413,896
Ingersoll Rand, Inc.	29,481	1,295,985

		1,709,881

Medical Instruments — 0.8%
Alcon, Inc.	1,168	82,870
Asahi Intecc Co., Ltd.	500	9,748
Boston Scientific Corp.†	52,481	2,209,975
Demant A/S†	234	10,288
Elekta AB, Series B	805	5,383
Getinge AB, Class B	507	14,700
Intuitive Surgical, Inc.†	3,894	931,834
Medtronic PLC	2,344	244,620
Olympus Corp.	3,000	53,137

		3,562,555

Medical Labs & Testing Services — 0.3%
BioMerieux	109	10,341
Catalent, Inc.†	3,665	331,902
Eurofins Scientific SE	302	28,065
Laboratory Corp. of America Holdings†	799	191,984
Lonza Group AG	1,286	755,006
Wuxi Biologics Cayman, Inc.†*	7,500	54,427

		1,371,725

Medical Laser Systems — 0.0%
Carl Zeiss Meditec AG	86	10,862

Medical Products — 0.6%
Cochlear, Ltd.	154	24,743
Coloplast A/S, Class B	4,428	597,843
ConvaTec Group PLC*	3,694	9,758
Cooper Cos., Inc.	1,020	368,261
Koninklijke Philips NV	2,130	55,878
Sartorius Stedim Biotech	56	18,228
Siemens Healthineers AG*	655	35,401
Smith & Nephew PLC	2,055	33,247
Sonova Holding AG	125	45,007
Straumann Holding AG	270	31,838
Terumo Corp.	1,700	50,817
Zimmer Biomet Holdings, Inc.	13,973	1,687,240

		2,958,261

Medical-Biomedical/Gene — 1.0%
Alnylam Pharmaceuticals, Inc.†	1,672	223,095
Argenx SE (BSE)†	60	17,250
Argenx SE (XAMS)†	59	16,963
CSL, Ltd.	1,119	211,781
Exelixis, Inc.†	9,236	206,332
Genmab A/S†	153	53,971
Horizon Therapeutics PLC†	4,370	430,707
Oxford Nanopore Technologies PLC†	873	3,285
Regeneron Pharmaceuticals, Inc.†	4,223	2,783,422
Royalty Pharma PLC, Class A	4,470	190,333
Vertex Pharmaceuticals, Inc.†	974	266,116
Vitrolife AB	172	4,368

		4,407,623

Medical-Drugs — 3.8%
AbbVie, Inc.	28,503	4,186,521
Astellas Pharma, Inc.	4,200	63,947
AstraZeneca PLC	3,623	481,286
Bayer AG	2,296	151,336
Bristol-Myers Squibb Co.	50,618	3,810,017
Chugai Pharmaceutical Co., Ltd.	1,500	45,016
Daiichi Sankyo Co., Ltd.	4,200	105,553
Eisai Co., Ltd.	700	30,489
Eli Lilly & Co.	1,838	536,935
GlaxoSmithKline PLC	11,712	263,720
Grifols SA	682	11,347
Grifols SA, Class B (Preference Shares)	612	6,640
Hikma Pharmaceuticals PLC	417	9,817
Ipsen SA	93	9,651
Jazz Pharmaceuticals PLC†	2,100	336,462
Johnson & Johnson	3,465	625,294
Kobayashi Pharmaceutical Co., Ltd.	100	6,832
Kyowa Kirin Co., Ltd.	600	12,600
Merck & Co., Inc.	3,183	282,300
Merck KGaA	301	55,819
Nippon Shinyaku Co., Ltd.	200	13,544
Novartis AG	5,692	503,557
Novo Nordisk A/S, Class B	29,560	3,380,835
Ono Pharmaceutical Co., Ltd.	1,200	30,789
Organon & Co.	3,281	106,075
Orion Oyj, Class A†	70	2,837
Orion Oyj, Class B	246	9,624
Otsuka Holdings Co., Ltd.	1,400	46,983
Recordati Industria Chimica e Farmaceutica SpA	233	11,154
Roche Holding AG (BR)	62	24,902
Roche Holding AG (NES)	5,107	1,891,463
Sanofi	2,670	281,020
Santen Pharmaceutical Co., Ltd.	1,100	8,987

Shionogi & Co., Ltd.	600	33,538
Sumitomo Pharma Co., Ltd.	400	3,559
Taisho Pharmaceutical Holdings Co., Ltd.	200	7,843
Takeda Pharmaceutical Co., Ltd.	3,600	104,434
UCB SA	294	33,457
Vifor Pharma AG†	108	19,130

		17,545,313

Medical-Generic Drugs — 0.0%
Teva Pharmaceutical Industries, Ltd.†	2,560	22,530
Viatris, Inc.	9,372	96,813

		119,343

Medical-HMO — 0.9%
Centene Corp.†	14,885	1,198,987
Medibank Private, Ltd.	6,394	14,318
UnitedHealth Group, Inc.	6,039	3,071,133

		4,284,438

Medical-Hospitals — 0.0%
HCA Healthcare, Inc.	802	172,069
Mediclinic International PLC†	941	4,351
NMC Health PLC†(1)	210	0
Ramsay Health Care, Ltd.	430	24,290

		200,710

Medical-Wholesale Drug Distribution — 0.2%
Alfresa Holdings Corp.	500	6,810
AmerisourceBergen Corp.	3,321	502,434
Amplifon SpA	215	8,555
McKesson Corp.	1,134	351,098
Medipal Holdings Corp.	400	6,553

		875,450

Metal Processors & Fabrication — 0.0%
NSK, Ltd.	1,100	6,076
SKF AB, Class A†	26	514
SKF AB, Class B	878	14,249
Timken Co.	2,115	121,908

		142,747

Metal Products-Distribution — 0.0%
MISUMI Group, Inc.	700	17,607

Metal-Aluminum — 0.0%
Alumina, Ltd.	5,455	6,910
Norsk Hydro ASA	3,171	26,732

		33,642

Metal-Copper — 0.1%
Antofagasta PLC	801	15,406
Freeport-McMoRan, Inc.	6,706	271,928

		287,334

Metal-Diversified — 0.4%
Anglo American PLC	31,699	1,406,660
Boliden AB	641	28,028
Glencore PLC	25,395	156,539
KGHM Polska Miedz SA	291	9,410
Rio Tinto PLC	2,477	175,698
Rio Tinto, Ltd.	867	68,722
South32, Ltd.	10,852	36,166

		1,881,223

Metal-Iron — 0.0%
Fortescue Metals Group, Ltd.	3,931	59,594

Miscellaneous Manufacturing — 0.0%
Alstom SA	682	14,847

Motion Pictures & Services — 0.0%
Toho Co., Ltd.	300	11,136

Motorcycle/Motor Scooter — 0.0%
Yamaha Motor Co., Ltd.	800	16,515

MRI/Medical Diagnostic Imaging — 0.0%
Sonic Healthcare, Ltd.	1,113	28,543

Multimedia — 0.0%
Bollore SE	2,120	9,845
Informa PLC†	3,490	24,882
Pearson PLC	1,757	17,088
Walt Disney Co.†	1,103	123,128

		174,943

Music — 0.0%
Universal Music Group NV	3,094	71,581

Networking Products — 0.2%
Arista Networks, Inc.†	2,960	342,087
Cisco Systems, Inc.	4,649	227,708
Nokia Oyj	12,651	64,379
Telefonaktiebolaget LM Ericsson, Class A†	141	1,185
Telefonaktiebolaget LM Ericsson, Class B	6,753	54,227

		689,586

Office Automation & Equipment — 0.1%
Canon, Inc.	2,400	55,147
FUJIFILM Holdings Corp.	900	49,707
Ricoh Co., Ltd.	1,900	13,890
Seiko Epson Corp.	700	9,775
Zebra Technologies Corp., Class A†	590	218,099

		346,618

Oil Companies-Exploration & Production — 0.8%
Aker BP ASA	292	10,463
ConocoPhillips	16,838	1,608,366
Coterra Energy, Inc.	15,466	445,266
Diamondback Energy, Inc.	1,414	178,489
EOG Resources, Inc.	4,247	495,880
Harbour Energy PLC	1,310	8,236
Inpex Corp.	2,400	28,371
Lundin Energy AB	444	18,369
Pioneer Natural Resources Co.	3,545	824,106
Santos, Ltd.	7,074	39,505
Woodside Petroleum, Ltd.	2,267	49,272

		3,706,323

Oil Companies-Integrated — 1.2%
BP PLC	194,906	951,647
Chevron Corp.	8,782	1,375,876
Eni SpA	5,859	82,214
Equinor ASA	2,514	85,671
Galp Energia SGPS SA	1,058	12,910
OMV AG	335	17,104
Polskie Gornictwo Naftowe I Gazownictwo SA	2,782	3,899
Repsol SA	3,263	48,960
Shell PLC	77,609	2,100,575
TotalEnergies SE	17,924	883,144

		5,562,000

Oil Refining & Marketing — 0.2%
Ampol, Ltd.	554	12,959
DCC PLC	236	17,832
ENEOS Holdings, Inc.	7,400	25,940
Idemitsu Kosan Co., Ltd.	500	13,138
Marathon Petroleum Corp.	2,438	212,740
Neste Oyj	1,008	43,333

Phillips 66	3,861	334,980
Polski Koncern Naftowy Orlen SA	750	12,638

		673,560

Oil-Field Services — 0.3%
Baker Hughes Co.	39,685	1,231,029

Optical Supplies — 0.0%
EssilorLuxottica SA	698	118,413

Paper & Related Products — 0.0%
Mondi PLC	1,127	20,862
Oji Holdings Corp.	1,700	8,041
Smurfit Kappa Group PLC	601	25,409
Stora Enso Oyj, Class A	119	2,456
Stora Enso Oyj, Class R	1,422	27,830
Svenska Cellulosa AB SCA, Class A†	71	1,387
Svenska Cellulosa AB SCA, Class B	1,392	26,991
UPM-Kymmene Oyj	1,248	42,868

		155,844

Patient Monitoring Equipment — 0.1%
Insulet Corp.†	963	230,147

Petrochemicals — 0.0%
Mitsui Chemicals, Inc.	500	11,425

Pharmacy Services — 0.2%
Cigna Corp.	1,005	248,014
CVS Health Corp.	5,750	552,747

		800,761

Photo Equipment & Supplies — 0.0%
Nikon Corp.	900	10,163

Pipelines — 0.2%
APA Group	2,739	21,979
Cheniere Energy, Inc.	1,975	268,224
Kinder Morgan, Inc.	20,093	364,688
Williams Cos., Inc.	11,527	395,261

		1,050,152

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	4,174	125,033
Generac Holdings, Inc.†	806	176,820
Schneider Electric SE	5,755	819,651

		1,121,504

Printing-Commercial — 0.0%
Dai Nippon Printing Co., Ltd.	500	10,449
Toppan, Inc.	700	11,577

		22,026

Private Equity — 0.1%
3i Group PLC	2,260	36,877
Blackstone, Inc., Class A	4,844	492,005
Bridgepoint Group PLC*	516	1,993
Capitaland Investment, Ltd.	5,800	17,615
EQT AB	642	18,130
Intermediate Capital Group PLC	683	13,102
Partners Group Holding AG	54	57,220

		636,942

Public Thoroughfares — 0.0%
Atlantia SpA†	1,169	27,751
Transurban Group	7,178	71,753

		99,504

Publishing-Newspapers — 0.0%
Schibsted ASA, Class A	177	3,672
Schibsted ASA, Class B	233	4,452

		8,124

Publishing-Periodicals — 0.0%
Wolters Kluwer NV	610	61,702

Radio — 0.1%
Liberty Media Corp. - Liberty SiriusXM, Series C†	7,351	307,860

Real Estate Investment Trusts — 1.5%
Advance Residence Investment Corp.	4	10,989
American Homes 4 Rent, Class A	6,879	272,477
Apple Hospitality REIT, Inc.	9,764	172,725
Ascendas Real Estate Investment Trust	7,772	16,002
British Land Co. PLC	2,177	13,961
Brixmor Property Group, Inc.	13,761	349,254
CapitaLand Integrated Commercial Trust	11,485	19,217
CBL & Associates Properties, Inc.†	5,513	161,586
Covivio	104	7,348
Daiwa House REIT Investment Corp.	6	14,556
Derwent London PLC	261	9,880
Dexus†	2,497	19,457
Federal Realty Investment Trust	2,061	241,261
Gecina SA	127	14,228
GLP J-REIT	10	13,431
Goodman Group	3,975	66,117
GPT Group	4,447	15,822
Japan Metropolitan Fund Investment Corp.	16	12,730
Japan Prime Realty Investment Corp.	3	9,102
Japan Real Estate Investment Corp.	3	14,499
JBG SMITH Properties	6,503	171,419
Kimco Realty Corp.	17,782	450,418
Lamar Advertising Co., Class A	1,266	139,779
Land Securities Group PLC	1,744	16,276
Link REIT	4,700	40,526
Mapletree Commercial Trust	5,000	6,735
Mid-America Apartment Communities, Inc.	1,439	283,023
Mirvac Group	9,153	15,496
Nippon Building Fund, Inc.	4	20,723
Nippon Prologis REIT, Inc.	6	16,647
Nomura Real Estate Master Fund, Inc.	11	13,770
Orix JREIT, Inc.	6	8,050
Prologis, Inc.	14,432	2,313,305
Public Storage	374	138,941
Rayonier, Inc.	8,340	360,288
Scentre Group	12,050	25,103
Segro PLC	2,787	46,640
Stockland	5,541	15,962
Sun Communities, Inc.	2,557	448,932
Unibail-Rodamco-Westfield†	271	19,198
United Urban Investment Corp.	6	6,539
Vicinity Centres	8,981	11,707
Warehouses De Pauw CVA	325	12,474
Welltower, Inc.	1,610	146,204
Weyerhaeuser Co.	13,811	569,289

		6,752,086

Real Estate Management/Services — 0.1%
Aeon Mall Co., Ltd.	200	2,424
CBRE Group, Inc., Class A†	3,496	290,308
Daito Trust Construction Co., Ltd.	100	9,625
Deutsche Wohnen SE	111	3,192
ESR Cayman, Ltd.†*	6,000	18,199
Fabege AB	629	7,587
Fastighets AB Balder, Class B†	244	12,098
Mitsubishi Estate Co., Ltd.	3,300	47,798
REA Group, Ltd.	119	10,560

Sagax AB, Class D	259	797
Sagax AB, Class B	387	9,769
Vonovia SE	1,816	72,615

		484,972

Real Estate Operations & Development — 0.1%
Aroundtown SA	2,248	11,368
Azrieli Group, Ltd.	84	7,206
Castellum AB	664	13,052
CK Asset Holdings, Ltd.	4,500	30,464
Frasers Property, Ltd.	3,900	3,066
Hang Lung Properties, Ltd.	4,000	7,628
Henderson Land Development Co., Ltd.	3,000	12,096
Hulic Co., Ltd.	1,400	11,809
Mitsui Fudosan Co., Ltd.	2,300	48,532
New World Development Co., Ltd.	3,750	14,340
Nomura Real Estate Holdings, Inc.	300	7,275
Samhallsbyggnadsbolaget i Norden AB	2,594	8,028
Samhallsbyggnadsbolaget i Norden AB, Class D	349	910
Sino Land Co., Ltd.	6,000	7,907
Sumitomo Realty & Development Co., Ltd.	1,200	31,657
Sun Hung Kai Properties, Ltd.	3,500	40,324
Swire Properties, Ltd.	2,200	5,239
Tokyu Fudosan Holdings Corp.	1,500	7,798
UOL Group, Ltd.	1,000	5,253
Wharf Real Estate Investment Co., Ltd.	4,000	18,758

		292,710

Recycling — 0.0%
TOMRA Systems ASA	271	10,725

Rental Auto/Equipment — 0.0%
Ashtead Group PLC	1,051	54,339

Resort/Theme Parks — 0.0%
Oriental Land Co., Ltd.	600	90,309

Respiratory Products — 0.0%
Fisher & Paykel Healthcare Corp., Ltd.	1,339	18,424

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	1,696	345,238
Fast Retailing Co., Ltd.	200	91,649
Gap, Inc.	18,943	235,272
Hennes & Mauritz AB, Class B	1,730	21,762
Industria de Diseno Textil SA	2,624	55,025
JD Sports Fashion PLC	5,747	9,512
Moncler SpA	489	25,399
Next PLC	308	23,116
Ross Stores, Inc.	10,576	1,055,167
Zalando SE†*	450	17,848

		1,879,988

Retail-Auto Parts — 0.2%
AutoZone, Inc.†	317	619,884
O’Reilly Automotive, Inc.†	710	430,651

		1,050,535

Retail-Automobile — 0.0%
CarMax, Inc.†	1,897	162,725
USS Co., Ltd.	300	4,951

		167,676

Retail-Building Products — 0.4%
Home Depot, Inc.	2,335	701,434
Kingfisher PLC	4,829	15,179
Lowe’s Cos., Inc.	5,468	1,081,188
Nitori Holdings Co., Ltd.	200	20,347
Reece, Ltd.	659	7,964
Wesfarmers, Ltd.	2,651	91,434

		1,917,546

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,712	243,890
Yamada Holdings Co., Ltd.†	1,700	5,065

		248,955

Retail-Convenience Store — 0.0%
Lawson, Inc.	100	3,673

Retail-Discount — 0.2%
B&M European Value Retail SA	1,976	12,115
Dollar General Corp.	3,643	865,322
Harvey Norman Holdings, Ltd.	1,514	5,389
Pan Pacific International Holdings Corp.	1,200	18,551

		901,377

Retail-Drug Store — 0.0%
Cosmos Pharmaceutical Corp.	100	9,290
MatsukiyoCocokara & Co.	300	9,941
Sundrug Co., Ltd.	100	2,327
Tsuruha Holdings, Inc.	100	5,116
Welcia Holdings Co., Ltd.	200	4,121

		30,795

Retail-Jewelry — 0.0%
Cie Financiere Richemont SA	1,217	141,468
Pandora A/S	232	20,122
Swatch Group AG (TRQX)	124	6,105
Swatch Group AG (XEGT)	67	17,302

		184,997

Retail-Major Department Stores — 0.0%
Marui Group Co., Ltd.	400	6,895

Retail-Misc./Diversified — 0.0%
Ryohin Keikaku Co., Ltd.	600	5,388

Retail-Petroleum Products — 0.1%
Murphy USA, Inc.	1,400	327,040

Retail-Regional Department Stores — 0.1%
Kohl’s Corp.	6,344	367,191
Pepco Group NV†*	227	2,121

		369,312

Retail-Restaurants — 0.7%
Cracker Barrel Old Country Store, Inc.	1,239	137,517
Domino’s Pizza Enterprises, Ltd.	146	7,717
McDonald’s Corp.	12,188	3,036,762
Texas Roadhouse, Inc.	1,459	120,119

		3,302,115

Retail-Sporting Goods — 0.1%
Dick’s Sporting Goods, Inc.	3,084	297,359

Retail-Vision Service Center — 0.0%
National Vision Holdings, Inc.†	3,651	137,460

Retirement/Aged Care — 0.0%
Ryman Healthcare, Ltd.	975	5,752

Rubber-Tires — 0.2%
Bridgestone Corp.	18,900	691,762
Cie Generale des Etablissements Michelin SCA	415	51,304
Continental AG	251	17,476
Nokian Renkaat Oyj	293	3,941
Pirelli & C SpA*	1,022	5,012
Sumitomo Rubber Industries, Ltd.	500	4,327

		773,822

Rubber/Plastic Products — 0.0%
Hexpol AB	604	5,145

Schools — 0.1%
Bright Horizons Family Solutions, Inc.†	2,302	262,981
IDP Education, Ltd.	485	8,928

		271,909

Security Services — 0.0%
Secom Co., Ltd.	500	35,273
Securitas AB, Class B	805	9,474
Sohgo Security Services Co., Ltd.	300	8,347

		53,094

Semiconductor Components-Integrated Circuits — 1.6%
Analog Devices, Inc.	10,105	1,560,010
NXP Semiconductors NV	19,200	3,281,280
QUALCOMM, Inc.	4,237	591,867
Renesas Electronics Corp.†	2,900	31,050
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,941	2,038,977

		7,503,184

Semiconductor Equipment — 0.8%
Advantest Corp.	400	27,540
ASM International NV	89	26,577
ASML Holding NV	2,623	1,484,012
Entegris, Inc.	2,872	319,912
Lam Research Corp.	1,678	781,545
Lasertec Corp.†	200	27,027
Teradyne, Inc.	2,031	214,189
Tokyo Electron, Ltd.	1,500	636,321

		3,517,123

Shipbuilding — 0.0%
Kongsberg Gruppen ASA	213	9,156
Wartsila Oyj Abp	1,127	8,997

		18,153

Silver Mining — 0.0%
Fresnillo PLC	396	3,895

Soap & Cleaning Preparation — 0.0%
Henkel AG & Co. KGaA	227	14,501
Henkel AG & Co. KGaA (Preference Shares)	414	26,768
Reckitt Benckiser Group PLC	1,721	134,258

		175,527

Steel Pipe & Tube — 0.0%
Tenaris SA	1,076	16,405

Steel-Producers — 0.0%
ArcelorMittal SA	1,483	43,291
BlueScope Steel, Ltd.	1,169	16,573
Evraz PLC(1)	1,200	427
JFE Holdings, Inc.	1,300	16,005
Nippon Steel Corp.	2,200	35,060
SSAB AB, Class A	444	2,827
SSAB AB, Class B	1,466	8,636
voestalpine AG	257	6,702

		129,521

Steel-Specialty — 0.0%
Hitachi Metals, Ltd.†	500	7,813

Telecom Services — 0.0%
HKT Trust & HKT, Ltd.	9,000	12,899
Singapore Telecommunications, Ltd.	16,500	32,859
Telenor ASA	1,495	21,094

		66,852

Telecommunication Equipment — 0.0%
CommScope Holding Co., Inc.†	11,312	68,211
NICE, Ltd.†	148	30,620

		98,831

Telephone-Integrated — 0.3%
Bezeq The Israeli Telecommunication Corp., Ltd.†	4,751	7,539
BT Group PLC	20,363	45,063
Deutsche Telekom AG	7,928	146,031
Elisa Oyj	349	20,398
KDDI Corp.	3,800	125,991
Koninklijke KPN NV	8,196	28,347
Nippon Telegraph & Telephone Corp.	2,800	82,715
Proximus SADP	360	6,278
SoftBank Group Corp.	3,000	121,113
Swisscom AG	60	35,535
Telecom Italia SpA	23,484	6,808
Telecom Italia SpA (RSP)	13,992	3,858
Telefonica Deutschland Holding AG	2,140	6,474
Telefonica SA	12,835	62,454
Telekom Austria AG†	324	2,311
Telia Co. AB	5,791	23,988
Verizon Communications, Inc.	15,032	695,982

		1,420,885

Television — 0.1%
Cyfrowy Polsat SA	916	4,986
ITV PLC	8,410	7,775
Nexstar Media Group, Inc., Class A	1,267	200,718
RTL Group SA	86	4,489

		217,968

Textile-Apparel — 0.7%
LPP SA	2	4,209
LVMH Moet Hennessy Louis Vuitton SE	5,129	3,282,025

		3,286,234

Tobacco — 0.2%
British American Tobacco PLC	5,342	225,128
Imperial Brands PLC	2,204	46,009
Japan Tobacco, Inc.	2,500	42,770
Philip Morris International, Inc.	3,290	329,000
Swedish Match AB	3,668	29,229

		672,136

Tools-Hand Held — 0.1%
Makita Corp.	700	20,798
Stanley Black & Decker, Inc.	1,548	185,992

		206,790

Toys — 0.0%
Bandai Namco Holdings, Inc.	500	34,027
Nintendo Co., Ltd.	300	138,258

		172,285

Transport-Marine — 0.0%
AP Moller - Maersk A/S, Series A	8	22,453
AP Moller - Maersk A/S, Series B	14	40,171
Mitsui OSK Lines, Ltd.	900	20,950
Nippon Yusen KK	400	28,702

		112,276

Transport-Rail — 0.7%
Aurizon Holdings, Ltd.	4,273	12,116
Canadian National Railway Co.	8,815	1,036,679
Central Japan Railway Co.	500	63,084
East Japan Railway Co.	800	41,938

Getlink SE	1,008	18,413
Hankyu Hanshin Holdings, Inc.	500	13,199
Keio Corp.	300	11,515
Keisei Electric Railway Co., Ltd.	400	9,817
Kintetsu Group Holdings Co., Ltd.	500	14,356
MTR Corp., Ltd.	3,500	18,576
Nagoya Railroad Co., Ltd.	400	6,436
Norfolk Southern Corp.	6,833	1,762,094
Odakyu Electric Railway Co., Ltd.	900	13,661
Seibu Holdings, Inc.	700	6,969
Tobu Railway Co., Ltd.	500	11,237
Tokyu Corp.	1,300	15,895
West Japan Railway Co.	500	18,615

		3,074,600

Transport-Services — 0.3%
Deutsche Post AG	15,302	660,549
DSV A/S	495	80,857
FedEx Corp.	1,736	345,013
Kuehne & Nagel International AG	117	32,808
Kyushu Railway Co.	300	5,890
Nippon Express Holdings, Inc.	200	11,648
Poste Italiane SpA*	1,062	10,311
Royal Mail PLC	1,833	7,866
SG Holdings Co., Ltd.	1,200	21,145
Yamato Holdings Co., Ltd.	800	15,005

		1,191,092

Transport-Truck — 0.0%
Old Dominion Freight Line, Inc.	605	169,473

Travel Services — 0.0%
TUI AG†	2,638	7,425

Veterinary Products — 0.0%
Dechra Pharmaceuticals PLC	252	11,400

Vitamins & Nutrition Products — 0.0%
BellRing Brands, Inc.†	6,465	138,545

Water — 0.0%
Severn Trent PLC	589	23,194
United Utilities Group PLC	1,582	22,764
Veolia Environnement SA	1,538	44,329

		90,287

Water Treatment Systems — 0.0%
Kurita Water Industries, Ltd.	300	10,305

Web Portals/ISP — 1.1%
Alphabet, Inc., Class A†	1,259	2,873,277
Alphabet, Inc., Class C†	971	2,232,649
Z Holdings Corp.	6,300	24,845

		5,130,771

Wire & Cable Products — 0.0%
Prysmian SpA	622	20,166

Total Common Stocks (cost $285,110,014)		276,711,321

REGISTERED INVESTMENT COMPANIES — 0.1%
JPMorgan Emerging Markets Equity Fund, Class R6 (cost $244,340)	9,116	271,557

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Super Regional — 0.1%
PNC Financial Services Group, Inc. FRS 4.96% (3 ML+3.68%) due 08/01/2022(2)	$250,000	247,805

Diversified Banking Institutions — 0.0%
Credit Suisse Group AG 7.50% due 12/11/2023*(2)	200,000	200,138

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC 4.38% due 06/22/2025(2)	315,000	306,117
BP Capital Markets PLC 4.88% due 03/22/2030(2)	58,000	55,605

		361,722

Total Preferred Securities/Capital Securities (cost $843,325)		809,665

ASSET BACKED SECURITIES — 6.7%
Diversified Financial Services — 6.7%
ACC Trust Series 2021-1, Class A 0.74% due 11/20/2023*	18,001	17,976
American Credit Acceptance Receivables Trust Series 2021-1, Class B 0.61% due 03/13/2025*	653,046	651,920
American Credit Acceptance Receivables Trust Series 2021-1, Class C 0.83% due 03/15/2027*	1,378,000	1,352,365
American Credit Acceptance Receivables Trust Series 2021-2, Class C 0.97% due 07/13/2027*	329,000	320,020
American Credit Acceptance Receivables Trust Series 2020-4, Class C 1.31% due 12/14/2026*	300,000	296,835
American Credit Acceptance Receivables Trust Series 2021-3, Class D 1.34% due 11/15/2027*	1,095,000	1,029,776
American Credit Acceptance Receivables Trust Series 2020-3, Class C 1.85% due 06/15/2026*	270,000	268,964
American Credit Acceptance Receivables Trust Series 2019-4, Class C 2.69% due 12/12/2025*	164,381	164,572
American Credit Acceptance Receivables Trust Series 2019-3, Class C 2.76% due 09/12/2025*	21,654	21,670
American Credit Acceptance Receivables Trust Series 2019-3, Class D 2.89% due 09/12/2025*	135,000	135,378
American Credit Acceptance Receivables Trust Series 2018-2, Class D 4.07% due 07/10/2024*	34,455	34,565
Angel Oak Mtg. Trust I LLC VRS Series 2018-3, Class A1 3.65% due 09/25/2048*(3)(4)	9,379	9,349
AREIT Trust FRS Series 2022-CRE6, Class A 1.53% (SOFR30A+1.25%) due 11/17/2024*(5)	412,500	408,695

Arroyo Mtg. Trust VRS Series 2019-3, Class A1 2.96% due 10/25/2048*(3)(4)	52,718	51,406
Arroyo Mtg. Trust VRS Series 2019-1, Class A1 3.81% due 01/25/2049*(3)(4)	32,697	31,895
BAMLL Commercial Mtg. Securities Trust VRS Series 2018-PARK, Class A 4.23% due 08/10/2038*(4)(5)	100,000	99,321
BANK Series 2020-BN28, Class AS 2.14% due 03/15/2063(5)	100,000	85,239
BANK Series 2019-BN20, Class A2 2.76% due 09/15/2062(5)	185,000	170,275
BANK Series 2019-BN23, Class A3 2.92% due 12/15/2052(5)	100,000	92,992
BANK Series 2019-BN19, Class A2 2.93% due 08/15/2061(5)	205,000	191,904
BANK Series 2019-BN24, Class A3 2.96% due 11/15/2062(5)	45,000	42,198
BANK Series 2019-BN22, Class A4 2.98% due 11/15/2062(5)	180,000	167,933
BANK VRS Series 2019-BN16, Class C 4.79% due 02/15/2052(4)(5)	200,000	192,621
BBCMS Mtg. Trust FRS Series 2018-CBM, Class A 1.55% (1 ML+1.00%) due 07/15/2037*(5)	70,000	69,174
Braemar Hotels & Resorts Trust FRS Series 2018-PRME, Class A 1.37% (1 ML+0.82%) due 06/15/2035*(5)	130,000	127,289
BSPRT Issuer, Ltd. FRS Series 2021-FL7, Class A 1.87% (1 ML+1.32%) due 12/15/2038*	340,500	338,278
BX Commercial Mtg. Trust FRS Series 2021-VINO, Class A 1.21% (1 ML+0.65%) due 05/15/2038*(5)	100,000	97,526
BX Commercial Mtg. Trust Series 2020-VIV4, Class A 2.84% due 03/09/2044*(5)	265,000	240,929
BX Trust FRS Series 2018-EXCL, Class A 1.64% (1 ML+1.09%) due 09/15/2037*(5)	153,260	151,636
BXP Trust Series 2017-GM, Class A 3.38% due 06/13/2039*(5)	120,000	115,455
BXP Trust VRS Series 2017-GM, Class B 3.54% due 06/13/2039*(4)(5)	260,000	246,726
Carmax Auto Owner Trust Series 2021-1, Class A2A 0.22% due 02/15/2024	19,060	19,037
Carmax Auto Owner Trust Series 2021-1, Class C 0.94% due 12/15/2026	450,000	417,401
CCG Receivables Trust Series 2021-1, Class A2 0.30% due 06/14/2027*	64,471	63,068
CCUBS Commercial Mtg. Trust VRS Series 2017-C1, Class C 4.54% due 11/15/2050(4)(5)	60,000	57,516
CD Mtg. Trust VRS Series 2016-CD1, Class C 3.63% due 08/10/2049(4)(5)	300,000	276,033
CD Mtg. Trust VRS Series 2016-CD2, Class C 4.11% due 11/10/2049(4)(5)	130,000	116,807
CF Hippolyta LLC Series 2021-1A, Class A1 1.53% due 03/15/2061*	96,451	87,908
CIM Trust FRS Series 2019-INV1, Class A2 1.67% (1 ML+1.00%) due 02/25/2049*(3)	8,875	8,870
Citigroup Commercial Mtg. Trust VRS Series 2015-GC29, Class C 4.28% due 04/10/2048(4)(5)	435,000	420,569
Citigroup Commercial Mtg. Trust VRS Series 2014-GC23, Class C 4.58% due 07/10/2047(4)(5)	215,000	210,457
Citigroup Mtg. Loan Trust, Inc. VRS Series 2015-PS1, Class B1 5.25% due 09/25/2042*(3)(4)	172,458	170,271
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(5)	360,000	345,728
COMM Mtg. Trust Series 2016-667M, Class A 3.14% due 10/10/2036*(5)	100,000	94,312
COMM Mtg. Trust VRS Series 2014-CR15, Class C 4.82% due 02/10/2047(4)(5)	100,000	100,373
COMM Mtg. Trust VRS Series 2014-CR19, Class C 4.85% due 08/10/2047(4)(5)	285,000	278,080
COMM Mtg. Trust VRS Series 2013-CR10, Class C 5.06% due 08/10/2046*(4)(5)	350,000	349,601
Commonbond Student Loan Trust FRS Series 2018-AGS, Class A2 1.17% (1 ML+0.50%) due 02/25/2044*	38,211	37,901
Commonbond Student Loan Trust Series 2019-AGS, Class A1 2.54% due 01/25/2047*	34,309	33,673
Commonbond Student Loan Trust Series 2018-CGS, Class A1 3.87% due 02/25/2046*	30,682	30,717
Countrywide Alternative Loan Trust FRS Series 2006-OA9, Class 1A1 0.79% (1 ML+0.20%) due 07/20/2046(3)	102,476	78,867
Credit Acceptance Auto Loan Trust Series 2021-2A, Class A 0.96% due 02/15/2030*	273,000	262,601
Credit Acceptance Auto Loan Trust Series 2021-3A, Class A 1.00% due 05/15/2030*	302,000	289,160
CSAIL Commercial Mtg. Trust VRS Series 2021-C20, Class AS 3.08% due 03/15/2054(4)(5)	350,000	314,100

CSAIL Commercial Mtg. Trust VRS Series 2019-C18, Class C 4.09% due 12/15/2052(4)(5)	175,000	159,347
CSMC Trust VRS Series 2015-1, Class B2 3.94% due 01/25/2045*(3)(4)	43,667	42,952
DBGS Mtg. Trust FRS Series 2018-BIOD, Class A 1.29% (1 ML+0.80%) due 05/15/2035*(5)	150,771	149,349
DBGS Mtg. Trust FRS Series 2018-BIOD, Class B 1.38% (1 ML+0.89%) due 05/15/2035*(5)	91,376	90,111
DBGS Mtg. Trust Series 2019-1735, Class A 3.84% due 04/10/2037*(5)	205,000	198,083
DOLP Trust Series 2021-NYC, Class A 2.96% due 05/10/2041*(5)	380,000	341,776
Drive Auto Receivables Trust Series 2020-2, Class C 2.28% due 08/17/2026	80,000	79,782
DT Auto Owner Trust Series 2021-1A, Class C 0.84% due 10/15/2026*	118,000	113,952
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	108,000	103,480
DT Auto Owner Trust Series 2021-3A, Class D 1.31% due 05/17/2027*	600,000	549,022
DT Auto Owner Trust Series 2020-3A, Class C 1.47% due 06/15/2026*	495,000	484,347
DT Auto Owner Trust Series 2020-2A, Class B 2.08% due 03/16/2026*	56,278	56,327
DT Auto Owner Trust Series 2019-3A, Class C 2.74% due 04/15/2025*	91,231	91,308
DT Auto Owner Trust Series 2020-2A, Class C 3.28% due 03/16/2026*	613,000	613,042
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	229,000	221,022
Exeter Automobile Receivables Trust Series 2020-3A, Class C 1.32% due 07/15/2025	580,000	575,365
Exeter Automobile Receivables Trust Series 2020-2A, Class B 2.08% due 07/15/2024*	1,364	1,364
Exeter Automobile Receivables Trust Series 2020-2A, Class C 3.28% due 05/15/2025*	104,000	104,465
First Franklin Mtg. Loan Trust FRS Series 2004-FF4, Class M1 1.52% (1 ML+0.86%) due 06/25/2034	13,496	13,462
Flagship Credit Auto Trust Series 2019-4, Class C 2.77% due 12/15/2025*	360,000	358,592
Flagship Credit Auto Trust Series 2019-2, Class C 3.09% due 05/15/2025*	195,000	195,301
Ford Credit Auto Owner Trust Series 2021-1, Class A 1.37% due 10/17/2033*	100,000	91,507
GCAT Trust VRS Series 2021-NQM2, Class A1 1.04% due 05/25/2066*(3)(4)	115,200	107,227
GLS Auto Receivables Issuer Trust Series 2019-2A, Class B 3.32% due 03/15/2024*	37,797	37,831
GLS Auto Receivables Trust Series 2021-2A, Class B 0.77% due 09/15/2025*	236,000	230,592
GS Mtg. Securities Trust Series 2017-GPTX, Class A 2.86% due 05/10/2034*(5)	175,000	174,761
GS Mtg. Securities Trust Series 2019-GC38, Class A2 3.87% due 02/10/2052(5)	80,000	80,152
GS Mtg. Securities Trust VRS Series 2015-GC34, Class C 4.80% due 10/10/2048(4)(5)	260,000	250,462
GSAMP Trust FRS Series 2006-FM1, Class A2C 0.99% (1 ML+0.32%) due 04/25/2036	159,196	122,186
HPEFS Equipment Trust Series 2021-1A, Class A2 0.27% due 03/20/2031*	52,440	52,225
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(5)	125,000	122,963
JPMCC Commercial Mtg. Securities Trust VRS Series 2017-JP5, Class C 3.94% due 03/15/2050(4)(5)	70,000	64,660
JPMDB Commercial Mtg. Securities Trust VRS Series 2017-C7, Class C 4.30% due 10/15/2050(4)(5)	130,061	120,906
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2013-C12, Class C 4.23% due 07/15/2045(4)(5)	582,000	576,092
JPMorgan Chase Commercial Mtg. Securities Trust VRS Series 2016-JP4, Class C 3.52% due 12/15/2049(4)(5)	60,000	53,663
JPMorgan Mtg. Trust VRS Series 2021-1, Class A4 2.50% due 06/25/2051*(3)(4)	58,094	53,963
JPMorgan Mtg. Trust VRS Series 2016-4, Class A13 3.50% due 10/25/2046*(3)(4)	32,569	31,203
JPMorgan Mtg. Trust VRS Series 2017-3, Class B2 3.76% due 08/25/2047*(3)(4)	168,844	161,296
LB-UBS Commercial Mtg. Trust VRS Series 2006-C6, Class AJ 5.45% due 09/15/2039(4)(5)	114,664	47,721
MAD Mtg. Trust VRS Series 2017-330M, Class A 3.29% due 08/15/2034*(4)(5)	137,000	133,718
MetLife Securitization Trust VRS Series 2017-1A, Class A 3.00% due 04/25/2055*(3)(4)	120,176	118,286

MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class A 1.36% (1 ML+0.80%) due 04/15/2038*(5)	100,000	98,058
MMAF Equipment Finance LLC Series 2021-A, Class A2 0.30% due 04/15/2024*	81,738	81,221
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C7, Class A4 2.92% due 02/15/2046(5)	55,000	54,865
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2015-C21, Class B 3.85% due 03/15/2048(4)(5)	195,000	182,635
Morgan Stanley Bank of America Merrill Lynch Trust VRS Series 2014-C18, Class B 4.61% due 10/15/2047(4)(5)	175,000	172,579
Morgan Stanley Capital I Trust Series 2020-HR8, Class AS 2.30% due 07/15/2053(5)	125,000	107,021
Morgan Stanley Capital I Trust VRS Series 2018-MP, Class A 4.42% due 07/11/2040*(4)(5)	230,000	228,194
Morgan Stanley Capital I Trust VRS Series 2019-L2, Class C 5.14% due 03/15/2052(4)(5)	200,000	188,110
MRCD Mtg. Trust Series 2019-PARK, Class B 2.72% due 12/15/2036*(5)	145,000	137,566
MRCD Mtg. Trust Series 2019-PARK, Class C 2.72% due 12/15/2036*(5)	150,000	140,386
Navient Private Education Refi Loan Trust Series 2021-EA, Class A 0.97% due 12/16/2069*	165,365	153,574
New Residential Mtg. Loan Trust VRS Series 2016-4A, Class B1A 4.50% due 11/25/2056*(3)(4)	78,964	78,577
New Residential Mtg. Loan Trust VRS Series 2015-2A, Class B3 5.44% due 08/25/2055*(3)(4)	62,066	61,833
OBX Trust FRS Series 2019-EXP1, Class 2A1B 1.62% (1 ML+0.95%) due 01/25/2059*(3)	239,194	238,045
One Market Plaza Trust Series 2017-1MKT, Class A 3.61% due 02/10/2032*(5)	330,000	328,599
OneMain Direct Auto Receivables Trust Series 2021-1A, Class A 0.87% due 07/14/2028*	250,000	236,424
Option One Mtg. Loan Trust FRS Series 2004-3, Class M2 1.52% (1 ML+0.86%) due 11/25/2034	15,979	15,558
Renaissance Home Equity Loan Trust FRS Series 2005-2, Class AV3 1.04% (1 ML+0.37%) due 08/25/2035	126,149	118,387
Santander Drive Auto Receivables Trust Series 2021-3, Class A2 0.29% due 05/15/2024	47,905	47,903
Santander Drive Auto Receivables Trust Series 2021-1, Class A3 0.32% due 09/16/2024	16,056	16,042
Santander Drive Auto Receivables Trust Series 2021-3, Class A3 0.33% due 03/17/2025	250,000	248,443
Santander Drive Auto Receivables Trust Series 2021-3, Class B 0.60% due 12/15/2025	349,000	344,006
Santander Drive Auto Receivables Trust Series 2020-3, Class B 0.69% due 03/17/2025	202,602	202,422
Santander Drive Auto Receivables Trust Series 2021-3, Class C 0.95% due 09/15/2027	305,000	297,638
Santander Drive Auto Receivables Trust Series 2021-1, Class D 1.13% due 11/16/2026	100,000	95,648
Santander Drive Auto Receivables Trust Series 2020-4, Class D 1.48% due 01/15/2027	790,000	770,452
Santander Drive Auto Receivables Trust Series 2020-3, Class D 1.64% due 11/16/2026	530,000	517,477
SBALR Commercial Mtg. Trust Series 2020-RR1, Class A3 2.83% due 02/13/2053*(5)	310,000	281,309
Sequoia Mtg. Trust VRS Series 2021-3, Class A4 2.50% due 05/25/2051*(3)(4)	87,770	82,272
Sequoia Mtg. Trust VRS Series 2013-2, Class B1 3.63% due 02/25/2043(3)(4)	19,787	19,553
SG Commercial Mtg. Securities Trust Series 2016-C5, Class B 3.93% due 10/10/2048(5)	325,000	304,097
SLM Private Credit Student Loan Trust FRS Series 2006-BW, Class A5 1.03% (3 ML+0.20%) due 12/15/2039	71,601	68,313
SMB Private Education Loan Trust Series 2021-D, Class A1A 1.34% due 03/17/2053*	203,371	191,592
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	11,398	11,401
Tesla Auto Lease Trust Series 2021-A, Class B 1.02% due 03/20/2025*	128,000	122,783
Tesla Auto Lease Trust Series 2021-A, Class C 1.18% due 03/20/2025*	295,000	282,390
Towd Point Mtg. Trust VRS Series 2015-1, Class A4 4.25% due 10/25/2053*(3)(4)	150,000	151,520
Toyota Auto Loan Extended Note Trust Series 2019-1A, Class A 2.56% due 11/25/2031*	250,000	246,303
Trafigura Securitisation Finance PLC Series 2021-1A, Class A2 1.08% due 01/15/2025*	400,000	378,168
Verizon Owner Trust Series 2020-A, Class A1A 1.85% due 07/22/2024	139,581	139,574

Wells Fargo Commercial Mtg. Trust Series 2017-C41, Class A3 3.21% due 11/15/2050(5)	60,000	57,806
Wells Fargo Commercial Mtg. Trust Series 2016-NXS6, Class B 3.81% due 11/15/2049(5)	135,000	128,430
Wells Fargo Commercial Mtg. Trust Series 2022-C62, Class A4 4.00% due 04/15/2055(5)	530,000	521,864
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(5)	415,000	417,323
Wells Fargo Commercial Mtg. Trust VRS Series 2016-C35, Class C 4.18% due 07/15/2048(4)(5)	175,000	160,046
Wells Fargo Commercial Mtg. Trust VRS Series 2019-C49, Class C 4.87% due 03/15/2052(4)(5)	65,000	62,945
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A1 6.00% due 06/25/2037(3)	11,398	11,094
Westlake Automobile Receivables Trust Series 2021-2A, Class C 0.89% due 07/15/2026*	493,000	470,003
Westlake Automobile Receivables Trust Series 2020-2A, Class A2A 0.93% due 02/15/2024*	7,186	7,184
Westlake Automobile Receivables Trust Series 2021-1A, Class C 0.95% due 03/16/2026*	1,235,000	1,197,190
Westlake Automobile Receivables Trust Series 2021-1A, Class D 1.23% due 04/15/2026*	322,000	307,450
Westlake Automobile Receivables Trust Series 2020-2A, Class C 2.01% due 07/15/2025*	755,000	751,466
WFRBS Commercial Mtg. Trust Series 2013-C11, Class AS 3.31% due 03/15/2045(5)	130,000	130,010
WFRBS Commercial Mtg. Trust VRS Series 2013-C13, Class C 3.91% due 05/15/2045(4)(5)	135,000	131,949
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class C 3.91% due 09/15/2057(4)(5)	165,000	158,232
WFRBS Commercial Mtg. Trust VRS Series 2014-C22, Class B 4.37% due 09/15/2057(4)(5)	590,000	586,651

Total Asset Backed Securities (cost $32,523,603)		31,002,376

U.S. CORPORATE BONDS & NOTES — 13.5%
Advertising Sales — 0.1%
Clear Channel Outdoor Holdings, Inc. Senior Sec. Notes 5.13% due 08/15/2027*	150,000	140,955
Lamar Media Corp. Company Guar. Notes 4.88% due 01/15/2029	115,000	109,681

		250,636

Aerospace/Defense — 0.4%
Boeing Co. Senior Notes 2.20% due 02/04/2026	290,000	264,541
Boeing Co. Senior Notes 3.75% due 02/01/2050	50,000	38,389
Boeing Co. Senior Notes 3.95% due 08/01/2059	205,000	152,846
Boeing Co. Senior Notes 5.04% due 05/01/2027	120,000	121,833
Northrop Grumman Corp. Senior Notes 4.40% due 05/01/2030	105,000	105,481
Raytheon Technologies Corp. Senior Notes 2.38% due 03/15/2032	135,000	116,188
Raytheon Technologies Corp. Senior Notes 3.03% due 03/15/2052	205,000	158,756
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	324,000	324,708
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	380,000	380,624

		1,663,366

Aerospace/Defense-Equipment — 0.0%
Harris Corp. Senior Notes 4.40% due 06/15/2028	80,000	80,087
Howmet Aerospace, Inc. Senior Notes 6.75% due 01/15/2028	90,000	95,400

		175,487

Agricultural Operations — 0.1%
Bunge Ltd. Finance Corp. Company Guar. Notes 1.63% due 08/17/2025	250,000	232,558

Airlines — 0.0%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-2, Class A 4.95% due 07/15/2024	64,438	64,013
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	83,390	77,323

		141,336

Applications Software — 0.0%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	68,000	55,487
Microsoft Corp. Senior Notes 3.45% due 08/08/2036	62,000	59,315
Roper Technologies, Inc. Senior Notes 3.13% due 11/15/2022	24,000	24,084

		138,886

Auto-Cars/Light Trucks — 0.1%
American Honda Finance Corp. Senior Notes 2.30% due 09/09/2026	250,000	237,254

General Motors Co. Senior Notes 6.13% due 10/01/2025	13,000	13,731
General Motors Financial Co., Inc. Senior Notes 2.75% due 06/20/2025	60,000	57,527
General Motors Financial Co., Inc. Company Guar. Notes 3.95% due 04/13/2024	30,000	30,135
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	89,000	88,314

		426,961

Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Senior Notes 4.75% due 10/01/2027*	20,000	19,272
Allison Transmission, Inc. Senior Notes 5.88% due 06/01/2029*	110,000	108,595

		127,867

Banks-Commercial — 0.1%
Fifth Third Bank Senior Notes 2.25% due 02/01/2027	250,000	234,305
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	55,000	55,575

		289,880

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 2.20% due 08/16/2023	250,000	247,923
State Street Corp. Sub. Notes 3.10% due 05/15/2023	250,000	251,162

		499,085

Banks-Super Regional — 0.5%
US Bancorp Sub. Notes 3.60% due 09/11/2024	500,000	502,476
Wells Fargo & Co. Senior Notes 2.16% due 02/11/2026	285,000	270,488
Wells Fargo & Co. Senior Notes 2.19% due 04/30/2026	300,000	283,534
Wells Fargo & Co. Senior Notes 2.41% due 10/30/2025	375,000	360,332
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	575,000	503,993
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	250,000	239,847

		2,160,670

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc. Company Guar. Notes 4.75% due 06/15/2028*	175,000	153,864

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	940,000	931,733
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.00% due 04/13/2028	55,000	54,795
Constellation Brands, Inc. Company Guar. Notes 3.15% due 08/01/2029	60,000	55,108

		1,041,636

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	115,000	86,523
iHeartCommunications, Inc. Senior Sec. Notes 5.25% due 08/15/2027*	135,000	126,225
Nexstar Broadcasting, Inc. Company Guar. Notes 5.63% due 07/15/2027*	55,000	53,522
Univision Communications, Inc. Senior Sec. Notes 4.50% due 05/01/2029*	120,000	107,700

		373,970

Building & Construction Products-Misc. — 0.0%
Builders FirstSource, Inc. Company Guar. Notes 4.25% due 02/01/2032*	130,000	110,988
Standard Industries, Inc. Senior Notes 4.75% due 01/15/2028*	83,000	76,360

		187,348

Cable/Satellite TV — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	250,000	218,125
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.13% due 05/01/2027*	150,000	146,250
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.30% due 02/01/2032	410,000	320,991
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 2.80% due 04/01/2031	380,000	316,048
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	40,000	29,294
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	105,000	106,917

Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	40,000	35,878
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	235,000	198,937
Comcast Corp. Company Guar. Notes 2.35% due 01/15/2027	240,000	225,450
Comcast Corp. Company Guar. Notes 2.45% due 08/15/2052	240,000	165,215
Comcast Corp. Company Guar. Notes 2.80% due 01/15/2051	70,000	51,796
Comcast Corp. Company Guar. Notes 2.94% due 11/01/2056*	155,000	111,305
Comcast Corp. Company Guar. Notes 3.30% due 02/01/2027	250,000	245,351
CSC Holdings LLC Company Guar. Notes 6.50% due 02/01/2029*	200,000	190,000
DISH DBS Corp. Company Guar. Notes 5.88% due 11/15/2024	205,000	198,850
DISH DBS Corp. Company Guar. Notes 7.75% due 07/01/2026	40,000	37,627
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	250,000	225,938
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	65,000	53,851
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	80,000	75,540
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	250,000	262,183

		3,215,546

Casino Hotels — 0.1%
Boyd Gaming Corp. Company Guar. Notes 4.75% due 06/15/2031*	250,000	226,075
MGM Resorts International Company Guar. Notes 4.63% due 09/01/2026	15,000	14,123
Wynn Las Vegas LLC Company Guar. Notes 5.50% due 03/01/2025*	30,000	29,025

		269,223

Cellular Telecom — 0.3%
Crown Castle Towers LLC Mtg. Notes 4.24% due 07/15/2048*	250,000	249,254
Sprint Corp. Company Guar. Notes 7.63% due 02/15/2025	50,000	53,188
Sprint Corp. Company Guar. Notes 7.63% due 03/01/2026	70,000	76,033
Sprint Corp. Company Guar. Notes 7.88% due 09/15/2023	250,000	260,937
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 03/20/2025*	187,500	188,976
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	335,000	295,691
T-Mobile USA, Inc. Senior Sec. Notes 3.75% due 04/15/2027	81,000	78,854
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	85,000	80,589
T-Mobile USA, Inc. Company Guar. Notes 4.75% due 02/01/2028	45,000	44,399

		1,327,921

Chemicals-Diversified — 0.1%
Westlake Chemical Corp. Senior Notes 3.60% due 07/15/2022	218,000	218,067
Westlake Chemical Corp. Senior Notes 3.60% due 08/15/2026	250,000	247,028

		465,095

Chemicals-Specialty — 0.1%
Chemours Co. Company Guar. Notes 5.75% due 11/15/2028*	80,000	75,000
H.B. Fuller Co. Senior Notes 4.25% due 10/15/2028	250,000	223,750

		298,750

Coatings/Paint — 0.0%
Sherwin-Williams Co. Senior Notes 2.75% due 06/01/2022	4,000	4,003

Commercial Services — 0.0%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	50,000	48,453

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	300,000	264,391
Global Payments, Inc. Senior Notes 2.90% due 11/15/2031	65,000	55,822
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	70,000	63,739

		383,952

Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	40,000	32,989

Computers — 0.3%
Apple, Inc. Senior Notes 1.13% due 05/11/2025	300,000	282,953
Apple, Inc. Senior Notes 2.85% due 08/05/2061	170,000	128,309
Apple, Inc. Senior Notes 2.95% due 09/11/2049	95,000	77,018
Apple, Inc. Senior Notes 3.20% due 05/11/2027	250,000	246,580
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026	415,000	438,372

		1,173,232

Computers-Integrated Systems — 0.0%
NCR Corp. Company Guar. Notes 6.13% due 09/01/2029*	120,000	114,900

Consulting Services — 0.0%
Gartner, Inc. Company Guar. Notes 4.50% due 07/01/2028*	135,000	129,386

Consumer Products-Misc. — 0.1%
Central Garden & Pet Co. Company Guar. Notes 5.13% due 02/01/2028	145,000	139,925
Spectrum Brands, Inc. Company Guar. Notes 5.00% due 10/01/2029*	110,000	102,300
Spectrum Brands, Inc. Company Guar. Notes 5.75% due 07/15/2025	3,000	3,030

		245,255

Containers-Metal/Glass — 0.0%
Owens-Brockway Glass Container, Inc. Company Guar. Notes 6.63% due 05/13/2027*	110,000	108,350

Containers-Paper/Plastic — 0.1%
LABL, Inc. Senior Sec. Notes 6.75% due 07/15/2026*	110,000	105,843
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU Senior Sec. Notes 4.00% due 10/15/2027*	120,000	104,700

		210,543

Cosmetics & Toiletries — 0.0%
Edgewell Personal Care Co. Company Guar. Notes 5.50% due 06/01/2028*	125,000	120,938

Data Processing/Management — 0.1%
Fidelity National Information Services, Inc. Senior Notes 0.38% due 03/01/2023	50,000	49,077
Fidelity National Information Services, Inc. Senior Notes 1.15% due 03/01/2026	170,000	153,831

		202,908

Diagnostic Equipment — 0.1%
Avantor Funding, Inc. Company Guar. Notes 4.63% due 07/15/2028*	165,000	156,963
PerkinElmer, Inc. Senior Notes 0.55% due 09/15/2023	250,000	242,053

		399,016

Diagnostic Kits — 0.1%
Hologic, Inc. Company Guar. Notes 3.25% due 02/15/2029*	145,000	129,175
Hologic, Inc. Company Guar. Notes 4.63% due 02/01/2028*	250,000	244,530

		373,705

Dialysis Centers — 0.0%
DaVita, Inc. Company Guar. Notes 3.75% due 02/15/2031*	215,000	175,225

Diversified Banking Institutions — 2.3%
Bank of America Corp. Senior Notes 1.73% due 07/22/2027	1,195,000	1,073,266
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	87,000	71,170
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	43,000	35,554
Bank of America Corp. Senior Notes 2.55% due 02/04/2028	260,000	240,369
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	160,000	138,299
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	660,000	565,803
Bank of America Corp. Senior Notes 2.69% due 04/22/2032	55,000	47,241
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	69,000	68,846
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	250,000	245,553
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	5,000	5,004
Bank of America Corp. Senior Notes 3.82% due 01/20/2028	140,000	136,228
Bank of America Corp. Senior Notes 3.97% due 02/07/2030	250,000	241,555
Citigroup, Inc. Senior Notes 0.98% due 05/01/2025	150,000	141,485
Citigroup, Inc. Senior Notes 1.46% due 06/09/2027	155,000	138,075

Citigroup, Inc. FRS Senior Notes 1.95% (3 ML+1.43%) due 09/01/2023	200,000	200,360
Citigroup, Inc. Senior Notes 2.01% due 01/25/2026	460,000	435,516
Citigroup, Inc. Senior Notes 2.52% due 11/03/2032	230,000	192,565
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	495,000	494,930
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	765,000	740,947
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	45,000	43,475
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	95,000	92,810
Citigroup, Inc. Senior Notes 3.98% due 03/20/2030	115,000	110,491
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	250,000	248,275
Goldman Sachs Group, Inc. Senior Notes 0.66% due 09/10/2024	250,000	239,785
Goldman Sachs Group, Inc. Senior Notes 1.09% due 12/09/2026	250,000	223,744
Goldman Sachs Group, Inc. Senior Notes 1.54% due 09/10/2027	505,000	446,588
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	100,000	89,885
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	535,000	432,720
Goldman Sachs Group, Inc. Senior Notes 2.62% due 04/22/2032	35,000	29,640
Goldman Sachs Group, Inc. Senior Notes 2.64% due 02/24/2028	190,000	174,756
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/24/2023	330,000	329,815
Goldman Sachs Group, Inc. Senior Notes 3.10% due 02/24/2033	260,000	227,362
Goldman Sachs Group, Inc. Senior Notes 3.50% due 04/01/2025	315,000	310,408
Goldman Sachs Group, Inc. Senior Notes 3.62% due 03/15/2028	140,000	134,478
Morgan Stanley Senior Notes 1.59% due 05/04/2027	140,000	125,989
Morgan Stanley Senior Notes 1.93% due 04/28/2032	595,000	479,886
Morgan Stanley Senior Notes 2.24% due 07/21/2032	70,000	57,853
Morgan Stanley Senior Notes 2.51% due 10/20/2032	80,000	67,351
Morgan Stanley FRS Senior Notes 2.58% (3 ML+1.40%) due 10/24/2023	250,000	250,894
Morgan Stanley Senior Notes 2.70% due 01/22/2031	85,000	74,783
Morgan Stanley Senior Notes 2.72% due 07/22/2025	570,000	554,414
Morgan Stanley Senior Notes 3.59% due 07/22/2028	160,000	153,402
Morgan Stanley Senior Notes 3.74% due 04/24/2024	5,000	5,004
Morgan Stanley Senior Notes 3.97% due 07/22/2038	90,000	83,370
Morgan Stanley Senior Notes 6.25% due 08/09/2026	250,000	270,750

		10,470,694

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	160,000	187,123

Drug Delivery Systems — 0.1%
Becton Dickinson and Co. Senior Notes 1.96% due 02/11/2031	375,000	309,414

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.10% due 05/12/2051	60,000	49,426
Amazon.com, Inc. Senior Notes 4.05% due 08/22/2047	500,000	488,652

		538,078

Electric Products-Misc. — 0.0%
WESCO Distribution, Inc. Company Guar. Notes 7.13% due 06/15/2025*	95,000	98,681

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Notes 3.70% due 03/01/2045	45,000	39,718
Entergy Louisiana LLC Collateral Trust Bonds 4.00% due 03/15/2033	30,000	29,631
Entergy Louisiana LLC 1st Mtg. Notes 4.95% due 01/15/2045	120,000	120,482

		189,831

Electric-Generation — 0.0%
Vista Operations Co. LLC Senior Sec. Notes 3.70% due 01/30/2027*	110,000	103,120
Vistra Operations Co. LLC Company Guar. Notes 5.63% due 02/15/2027*	70,000	68,950

		172,070

Electric-Integrated — 0.9%
AES Corp. Senior Notes 1.38% due 01/15/2026	150,000	134,479
Alliant Energy Finance LLC Company Guar. Notes 3.75% due 06/15/2023*	216,000	217,199
Ameren Corp. Senior Notes 3.50% due 01/15/2031	140,000	131,121
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	80,000	64,013
Black Hills Corp. Senior Notes 4.25% due 11/30/2023	250,000	253,102
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	10,000	9,423
Duke Energy Corp. Senior Notes 3.50% due 06/15/2051	105,000	82,565
Duke Energy Corp. Senior Notes 3.95% due 08/15/2047	35,000	30,165
Duke Energy Florida LLC 1st. Mtg. Notes 1.75% due 06/15/2030	380,000	320,962
Emera US Finance LP Company Guar. Notes 2.64% due 06/15/2031	210,000	179,774
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	85,000	79,779
Entergy Corp. Senior Notes 4.00% due 07/15/2022	65,000	65,120
Entergy Mississippi LLC 1st Mtg. Notes 3.50% due 06/01/2051	30,000	25,393
Entergy Texas, Inc. 1st Mtg. Notes 1.75% due 03/15/2031	235,000	194,420
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042	30,000	29,668
Florida Power & Light Co. FRS Senior Notes 0.44% (SOFR+0.25%) due 05/10/2023	100,000	99,710
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	55,000	48,365
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	35,000	35,145
MidAmerican Energy Co. 1st Mtg. Bonds 4.25% due 05/01/2046	45,000	43,583
Ohio Power Co. Senior Bonds 2.90% due 10/01/2051	65,000	47,997
Pacific Gas & Electric Co. 1st Mtg. Notes 4.00% due 12/01/2046	265,000	197,568
Pacific Gas & Electric Co. 1st Mtg. Notes 4.60% due 06/15/2043	72,000	58,333
PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	105,000	96,964
PacifiCorp 1st Mtg. Notes 5.25% due 06/15/2035	500,000	527,743
Potomac Electric Power Co. 1st Mtg. Bonds 3.60% due 03/15/2024	90,000	90,582
PPL Electric Utilities Corp. 1st Mtg. Notes 3.95% due 06/01/2047	250,000	230,880
Public Service Co. of Colorado 1st Mtg. Bonds 1.88% due 06/15/2031	250,000	211,335
Public Service Co. of Oklahoma Senior Notes 2.20% due 08/15/2031	115,000	96,881
Public Service Electric & Gas Co. 1st Mtg. Notes 2.70% due 05/01/2050	175,000	132,088
Southern California Edison Co. 1st Mtg. Bonds Class C 3.60% due 02/01/2045	156,000	126,018
Southern California Edison Co. 1st Mtg. Notes Class C 4.13% due 03/01/2048	70,000	61,315
Trans-Allegheny Interstate Line Co. Senior Notes 3.85% due 06/01/2025*	125,000	124,218

		4,045,908

Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	140,000	126,625
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	500,000	549,242

		675,867

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	325,000	281,635
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024	220,000	209,733
NVIDIA Corp. Senior Notes 2.00% due 06/15/2031	250,000	214,711

ON Semiconductor Corp. Company Guar. Notes 3.88% due 09/01/2028*	105,000	97,387

		803,466

Electronic Parts Distribution — 0.0%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	115,000	106,950

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 3.60% due 04/01/2040	285,000	221,288

Entertainment Software — 0.1%
Activision Blizzard, Inc. Senior Notes 2.50% due 09/15/2050	336,000	243,408

Finance-Consumer Loans — 0.0%
Springleaf Finance Corp. Company Guar. Notes 6.63% due 01/15/2028	45,000	44,381

Finance-Investment Banker/Broker — 0.1%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.85% due 01/15/2027	250,000	257,342

Finance-Leasing Companies — 0.1%
Air Lease Corp. FRS Senior Notes 1.18% (3 ML+0.35%) due 12/15/2022	20,000	19,976
Air Lease Corp. Senior Notes 2.30% due 02/01/2025	235,000	222,614
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	25,000	22,184

		264,774

Finance-Mortgage Loan/Banker — 0.0%
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	135,000	115,425

Food-Misc./Diversified — 0.2%
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039	61,000	56,576
Lamb Weston Holdings, Inc. Company Guar. Notes 4.88% due 05/15/2028*	110,000	106,975
McCormick & Co., Inc. Senior Notes 3.15% due 08/15/2024	35,000	34,907
Nestle Holdings, Inc. Company Guar. Notes 0.38% due 01/15/2024*	150,000	143,966
Nestle Holdings, Inc. Company Guar. Notes 0.61% due 09/14/2024*	250,000	235,397
Post Holdings, Inc. Company Guar. Notes 5.63% due 01/15/2028*	75,000	70,913
Post Holdings, Inc. Company Guar. Notes 5.75% due 03/01/2027*	16,000	15,780

		664,514

Food-Retail — 0.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	167,000	156,425

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 3.15% due 12/14/2051	145,000	106,583

Garden Products — 0.0%
Scotts Miracle-Gro Co. Company Guar. Notes 4.50% due 10/15/2029	135,000	118,463

Gas-Distribution — 0.2%
Atmos Energy Corp. FRS Senior Notes 1.02% (3 ML+0.38%) due 03/09/2023	145,000	145,074
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	65,000	57,067
CenterPoint Energy Resources Corp. FRS Senior Notes 1.00% (3 ML+0.50%) due 03/02/2023	40,000	39,920
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	90,000	81,116
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	250,000	233,971
ONE Gas, Inc. Senior Notes 0.85% due 03/11/2023	230,000	225,975
ONE Gas, Inc. FRS Senior Notes 1.36% (3 ML+0.61%) due 03/11/2023	30,000	29,930
Southern Co. Gas Capital Corp. Company Guar. Bonds 3.15% due 09/30/2051	40,000	30,039

		843,092

Home Decoration Products — 0.0%
Newell Rubbermaid, Inc. Senior Notes 5.75% due 04/01/2046	50,000	46,563

Home Furnishings — 0.0%
Tempur Sealy International, Inc. Company Guar. Notes 4.00% due 04/15/2029*	140,000	121,276

Hotels/Motels — 0.0%
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp. Company Guar. Notes 4.88% due 04/01/2027	170,000	169,390

Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	65,000	54,112

NRG Energy, Inc. Company Guar. Notes 5.75% due 01/15/2028	35,000	34,213

		88,325

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 0.48% due 08/19/2022	26,000	25,922
Sensata Technologies, Inc. Company Guar. Notes 4.38% due 02/15/2030*	80,000	72,775

		98,697

Insurance-Life/Health — 0.0%
Reliance Standard Life Global Funding II Sec. Notes 2.15% due 01/21/2023*	51,000	50,751
Reliance Standard Life Global Funding II Sec. Notes 2.63% due 07/22/2022*	47,000	47,082

		97,833

Insurance-Multi-line — 0.1%
Allstate Corp. FRS Senior Notes 1.61% (3 ML+0.63%) due 03/29/2023	250,000	249,817

Insurance-Mutual — 0.0%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	197,973

Insurance-Property/Casualty — 0.1%
Fidelity National Financial, Inc. Company Guar. Notes 2.45% due 03/15/2031	250,000	207,615

Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	70,000	53,285

Internet Content-Entertainment — 0.0%
Netflix, Inc. Senior Notes 4.88% due 04/15/2028	185,000	181,104

Machinery-Electrical — 0.0%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 04/15/2029*	150,000	138,750

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 4.38% due 03/15/2035	500,000	515,655

Medical Labs & Testing Services — 0.1%
Charles River Laboratories International, Inc. Company Guar. Notes 3.75% due 03/15/2029*	115,000	104,075
Roche Holdings, Inc. Company Guar. Notes 2.61% due 12/13/2051*	200,000	151,100

		255,175

Medical Products — 0.1%
Zimmer Biomet Holdings, Inc. Senior Notes 2.60% due 11/24/2031	355,000	304,373

Medical-Biomedical/Gene — 0.2%
Amgen, Inc. Senior Notes 2.45% due 02/21/2030	250,000	220,762
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	9,000	7,472
Gilead Sciences, Inc. Senior Notes 0.75% due 09/29/2023	188,000	181,929
Gilead Sciences, Inc. Senior Notes 2.80% due 10/01/2050	20,000	14,388
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	250,000	250,364
Regeneron Pharmaceuticals, Inc. Senior Bonds 2.80% due 09/15/2050	185,000	131,501

		806,416

Medical-Drugs — 0.4%
AbbVie, Inc. Senior Notes 2.90% due 11/06/2022	77,000	77,211
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	816,000	760,110
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	230,000	228,624
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	185,000	169,654
Bristol-Myers Squibb Co. Senior Notes 2.90% due 07/26/2024	386,000	383,948
Eli Lilly and Co. Senior Notes 2.25% due 05/15/2050	55,000	39,535
Merck & Co., Inc. Senior Notes 2.15% due 12/10/2031	285,000	248,454
Merck & Co., Inc. Senior Bonds 2.35% due 06/24/2040	35,000	27,091
Merck & Co., Inc. Senior Bonds 2.75% due 12/10/2051	110,000	84,263

		2,018,890

Medical-HMO — 0.2%
Aetna, Inc. Senior Notes 3.88% due 08/15/2047	120,000	103,840
Anthem, Inc. Senior Notes 1.50% due 03/15/2026	135,000	124,340
Anthem, Inc. Senior Notes 2.55% due 03/15/2031	100,000	87,951

Centene Corp. Senior Notes 4.63% due 12/15/2029	220,000	212,850
UnitedHealth Group, Inc. Senior Notes 2.75% due 05/15/2040	44,000	35,425
UnitedHealth Group, Inc. Senior Notes 3.05% due 05/15/2041	70,000	58,461
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	300,000	270,717

		893,584

Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 2.38% due 07/15/2031	230,000	189,447
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	10,000	8,976
HCA, Inc. Company Guar. Notes 5.38% due 02/01/2025	153,000	157,179
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	85,000	83,650
HCA, Inc. Company Guar. Notes 5.63% due 09/01/2028	90,000	93,010
Memorial Health Services Senior Notes 3.45% due 11/01/2049	60,000	51,688
MultiCare Health System Notes 2.80% due 08/15/2050	75,000	57,038
Spectrum Health System Obligated Group Senior Notes Class 19A 3.49% due 07/15/2049	100,000	88,825
Tenet Healthcare Corp. Senior Sec. Notes 4.88% due 01/01/2026*	160,000	155,758
Texas Health Resources Sec. Notes 3.37% due 11/15/2051	45,000	38,309
Trinity Health Corp. Senior Notes 3.43% due 12/01/2048	25,000	21,438

		945,318

Medical-Outpatient/Home Medical — 0.0%
BayCare Health System, Inc. Senior Bonds 3.83% due 11/15/2050	55,000	50,565

Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp. Senior Notes 0.74% due 03/15/2023	32,000	31,492

Metal-Aluminum — 0.1%
Arconic Corp. Sec. Notes 6.13% due 02/15/2028*	190,000	184,062
Kaiser Aluminum Corp. Company Guar. Notes 4.63% due 03/01/2028*	125,000	114,688

		298,750

Metal-Copper — 0.0%
Freeport-McMoRan, Inc. Company Guar. Notes 5.40% due 11/14/2034	170,000	174,032

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.63% due 09/23/2031*	250,000	208,989

Motion Pictures & Services — 0.2%
Magallanes, Inc. Company Guar. Notes 3.76% due 03/15/2027*	490,000	472,510
Magallanes, Inc. Company Guar. Notes 4.28% due 03/15/2032*	420,000	390,706

		863,216

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 1.75% due 01/13/2026	250,000	234,536
Walt Disney Co. Company Guar. Notes 8.88% due 04/26/2023	68,000	71,962

		306,498

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.75% due 02/15/2032	500,000	401,629
Waste Pro USA, Inc. Senior Notes 5.50% due 02/15/2026*	250,000	222,400

		624,029

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	65,000	46,499

Office Supplies & Forms — 0.0%
ACCO Brands Corp. Company Guar. Notes 4.25% due 03/15/2029*	170,000	147,900

Oil Companies-Exploration & Production — 0.0%
Diamondback Energy, Inc. Company Guar. Notes 3.50% due 12/01/2029	180,000	168,961

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.72% due 01/12/2032	345,000	304,266
BP Capital Markets America, Inc. Company Guar. Notes 3.59% due 04/14/2027	495,000	488,915
Exxon Mobil Corp. Senior Notes 2.61% due 10/15/2030	165,000	150,595

		943,776

Oil Refining & Marketing — 0.0%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	22,000	20,270

Oil-Field Services — 0.0%
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor, Inc. Senior Notes 3.34% due 12/15/2027	70,000	66,975

Paper & Related Products — 0.0%
Georgia-Pacific LLC Senior Notes 1.75% due 09/30/2025*	100,000	94,071

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 1.75% due 08/21/2030	245,000	199,695
CVS Health Corp. Senior Notes 2.63% due 08/15/2024	250,000	245,920
CVS Health Corp. Senior Notes 3.00% due 08/15/2026	30,000	29,085
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	98,000	98,446
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	105,000	106,499
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	50,011	57,699

		737,344

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp. Company Guar. Notes 4.50% due 02/01/2028	135,000	124,812
Encompass Health Corp. Company Guar. Notes 4.63% due 04/01/2031	400,000	353,000

		477,812

Pipelines — 0.6%
Buckeye Partners LP Senior Notes 3.95% due 12/01/2026	250,000	236,250
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 5.13% due 06/30/2027	230,000	236,655
Columbia Pipeline Group, Inc. Company Guar. Notes 4.50% due 06/01/2025	29,000	29,562
DCP Midstream Operating LP Company Guar. Notes 5.13% due 05/15/2029	60,000	59,009
DT Midstream, Inc. Company Guar. Notes 4.13% due 06/15/2029*	140,000	127,400
El Paso Natural Gas Co. LLC Company Guar. Notes 7.50% due 11/15/2026	500,000	564,090
Energy Transfer LP Senior Notes 4.20% due 04/15/2027	81,000	79,874
Energy Transfer LP Senior Notes 5.15% due 02/01/2043	55,000	50,186
Energy Transfer LP Senior Notes 5.30% due 04/01/2044	140,000	129,422
Energy Transfer LP Senior Notes 5.80% due 06/15/2038	65,000	64,784
EQM Midstream Partners LP Senior Notes 4.50% due 01/15/2029*	200,000	180,044
MPLX LP Senior Notes 4.13% due 03/01/2027	65,000	64,456
MPLX LP Senior Notes 4.50% due 04/15/2038	175,000	161,236
NGPL PipeCo LLC Senior Notes 4.88% due 08/15/2027*	250,000	253,201
Northern Natural Gas Co. Senior Notes 3.40% due 10/16/2051*	70,000	55,019
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	250,000	254,065
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.88% due 06/30/2026	215,000	226,032
Spectra Energy Partners LP Company Guar. Notes 4.50% due 03/15/2045	65,000	59,774

		2,831,059

Protection/Safety — 0.0%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	190,000	182,163

Publishing-Newspapers — 0.0%
News Corp. Senior Notes 3.88% due 05/15/2029*	120,000	108,507

Real Estate Investment Trusts — 0.5%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.38% due 08/15/2031	250,000	231,691
American Tower Corp. Senior Notes 2.10% due 06/15/2030	35,000	28,763
American Tower Corp. Senior Notes 2.40% due 03/15/2025	200,000	192,362
American Tower Corp. Senior Notes 3.10% due 06/15/2050	40,000	28,049
American Tower Corp. Senior Notes 3.60% due 01/15/2028	95,000	90,491
American Tower Corp. Senior Notes 3.95% due 03/15/2029	120,000	114,106
CBL & Associates HoldCo II LLC Senior Sec. Notes 10.00% due 11/15/2029	144,634	144,968

Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	295,000	242,871
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	35,000	31,713
Crown Castle International Corp. Senior Notes 4.15% due 07/01/2050	15,000	13,106
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. Company Guar. Notes 5.75% due 02/01/2027	40,000	41,200
Omega Healthcare Investors, Inc. Company Guar. Notes 5.25% due 01/15/2026	250,000	254,463
Physicians Realty LP Company Guar. Notes 4.30% due 03/15/2027	500,000	500,607
RHP Hotel Properties LP/RHP Finance Corp. Company Guar. Notes 4.75% due 10/15/2027	115,000	107,233
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	225,000	218,444
UDR, Inc. Company Guar. Notes 2.10% due 06/15/2033	85,000	67,663
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.63% due 12/01/2029*	110,000	102,960

		2,410,690

Rental Auto/Equipment — 0.0%
United Rentals North America, Inc. Sec. Notes 3.88% due 11/15/2027	30,000	28,800
United Rentals North America, Inc. Company Guar. Notes 4.88% due 01/15/2028	100,000	97,306

		126,106

Resort/Theme Parks — 0.0%
Six Flags Theme Parks, Inc. Senior Sec. Notes 7.00% due 07/01/2025*	75,000	77,906

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 2.88% due 01/15/2023	74,000	74,100

Retail-Automobile — 0.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.50% due 03/01/2028	165,000	153,862
Group 1 Automotive, Inc. Company Guar. Notes 4.00% due 08/15/2028*	115,000	103,469
Lithia Motors, Inc. Company Guar. Notes 4.63% due 12/15/2027*	125,000	119,063

		376,394

Retail-Building Products — 0.0%
Lowe’s Cos., Inc. Senior Notes 3.75% due 04/01/2032	65,000	61,336

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 2.80% due 02/10/2051*	60,000	41,629

Retail-Misc./Diversified — 0.0%
L Brands, Inc. Company Guar. Notes 6.88% due 11/01/2035	95,000	92,814

Retail-Office Supplies — 0.0%
Staples, Inc. Senior Sec. Notes 7.50% due 04/15/2026*	35,000	33,425

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co. Company Guar. Notes 5.25% due 04/30/2031	115,000	99,976

Satellite Telecom — 0.0%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	155,000	154,225

Schools — 0.0%
University of Southern California Senior Notes 2.81% due 10/01/2050	125,000	98,449
University of Southern California Senior Notes 3.23% due 10/01/2120	50,000	34,731

		133,180

Software Tools — 0.1%
VMware, Inc. Senior Notes 2.20% due 08/15/2031	120,000	97,773
VMware, Inc. Senior Notes 4.65% due 05/15/2027	125,000	126,800

		224,573

Steel-Producers — 0.0%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	165,000	154,653

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc. Senior Notes 4.75% due 03/15/2042	250,000	249,267

Telecommunication Equipment — 0.1%
CommScope Technologies LLC Company Guar. Notes 5.00% due 03/15/2027*	250,000	196,250
CommScope Technologies LLC Company Guar. Notes 6.00% due 06/15/2025*	39,000	33,930
CommScope, Inc. Senior Sec. Notes 6.00% due 03/01/2026*	40,000	37,728

		267,908

Telephone-Integrated — 0.5%
AT&T, Inc. Senior Notes 2.55% due 12/01/2033	178,000	147,927
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	300,000	264,719
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	110,000	91,620
AT&T, Inc. Senior Notes 3.50% due 09/15/2053	170,000	133,732
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	370,000	287,096
CenturyLink, Inc. Senior Sec. Notes 4.00% due 02/15/2027*	125,000	111,161
Level 3 Financing, Inc. Company Guar. Notes 5.25% due 03/15/2026	50,000	48,628
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032	75,000	95,312
Verizon Communications, Inc. Senior Notes 2.36% due 03/15/2032	925,000	778,056
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	125,000	89,135

		2,047,386

Television — 0.0%
Scripps Escrow II, Inc. Senior Sec. Notes 3.88% due 01/15/2029*	170,000	151,113

Theaters — 0.0%
Live Nation Entertainment, Inc. Company Guar. Notes 4.75% due 10/15/2027*	140,000	131,530

Tobacco — 0.2%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	125,000	100,279
Altria Group, Inc. Company Guar. Notes 3.88% due 09/16/2046	145,000	109,463
BAT Capital Corp. Company Guar. Notes 3.22% due 09/06/2026	100,000	94,614
BAT Capital Corp. Company Guar. Notes 3.46% due 09/06/2029	165,000	147,156
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	408,000	347,928
Philip Morris International, Inc. Senior Notes 1.50% due 05/01/2025	20,000	18,796
Philip Morris International, Inc. Senior Notes 3.88% due 08/21/2042	100,000	83,511

		901,747

Transport-Rail — 0.1%
CSX Corp. Senior Notes 2.50% due 05/15/2051	320,000	224,312
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	80,000	64,898
Union Pacific Corp. Senior Notes 3.55% due 08/15/2039	195,000	175,596

		464,806

Transport-Services — 0.0%
Ryder System, Inc. Senior Notes 3.40% due 03/01/2023	71,000	71,448

Transport-Truck — 0.0%
XPO Logistics, Inc. Company Guar. Notes 6.25% due 05/01/2025*	68,000	69,525

Web Hosting/Design — 0.1%
VeriSign, Inc. Senior Notes 5.25% due 04/01/2025	250,000	258,510

Total U.S. Corporate Bonds & Notes (cost $68,171,389)		62,243,911

FOREIGN CORPORATE BONDS & NOTES — 4.3%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	45,000	42,021

Banks-Commercial — 1.0%
ABN AMRO Bank NV Senior Notes 1.54% due 06/16/2027*	400,000	357,416
BPCE SA Senior Notes 1.65% due 10/06/2026*	250,000	227,071
BPCE SA FRS Senior Notes 2.04% (3 ML+1.24%) due 09/12/2023*	250,000	252,025
Canadian Imperial Bank of Commerce FRS Senior Notes 1.09% (SOFR+0.80%) due 03/17/2023	251,000	251,425
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	200,000	200,220
Santander UK Group Holdings PLC Senior Notes 1.09% due 03/15/2025	350,000	330,546
Santander UK Group Holdings PLC Senior Notes 2.47% due 01/11/2028	770,000	696,677
Standard Chartered PLC Senior Notes 0.99% due 01/12/2025*	250,000	237,335
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	600,000	533,730
Standard Chartered PLC Senior Notes 1.82% due 11/23/2025*	310,000	290,159

Standard Chartered PLC Senior Notes 2.61% due 01/12/2028*	255,000	230,741
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	210,000	201,002
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	586,000	573,846

		4,382,193

Building Societies — 0.1%
Nationwide Building Society Senior Notes 3.77% due 03/08/2024*	200,000	200,097
Nationwide Building Society Senior Notes 4.30% due 03/08/2029*	200,000	194,729

		394,826

Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 4.25% due 09/17/2050	40,000	34,890

Chemicals-Diversified — 0.0%
NOVA Chemicals Corp. Senior Notes 5.25% due 06/01/2027*	85,000	80,963
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.38% due 09/01/2025*	115,000	110,975

		191,938

Containers-Metal/Glass — 0.0%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. Senior Sec. Notes 4.13% due 08/15/2026*	200,000	185,000

Diversified Banking Institutions — 1.9%
Banco Santander SA Senior Notes 1.72% due 09/14/2027	200,000	176,074
Banco Santander SA Senior Notes 1.85% due 03/25/2026	200,000	181,911
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	200,000	177,972
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	305,000	284,716
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	250,000	221,871
Credit Agricole SA Senior Notes 1.91% due 06/16/2026*	250,000	232,236
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	320,000	280,330
Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	415,000	413,814
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032	150,000	125,135
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	395,000	349,589
HSBC Holdings PLC Senior Notes 1.65% due 04/18/2026	200,000	185,473
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	200,000	174,279
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	200,000	172,224
HSBC Holdings PLC Senior Notes 2.25% due 11/22/2027	620,000	561,323
HSBC Holdings PLC Senior Notes 3.80% due 03/11/2025	250,000	248,728
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	200,000	179,277
Macquarie Group, Ltd. Senior Notes 2.69% due 06/23/2032*	210,000	176,342
Macquarie Group, Ltd. Senior Notes 3.19% due 11/28/2023*	330,000	330,053
Mitsubishi UFJ Financial Group, Inc. FRS Senior Notes 2.07% (3 ML+0.86%) due 07/26/2023	25,000	25,114
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.34% due 01/19/2028	670,000	613,385
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.67% due 07/25/2022	100,000	100,221
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	295,000	261,149
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	450,000	400,391
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	255,000	255,154
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	250,000	234,079
NatWest Markets PLC Senior Notes 3.63% due 09/29/2022*	200,000	200,930
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	200,000	177,754
Societe Generale SA Senior Notes 1.79% due 06/09/2027*	200,000	176,641
Societe Generale SA Senior Notes 2.63% due 01/22/2025*	205,000	195,529
Societe Generale SA Senior Notes 2.80% due 01/19/2028*	400,000	360,715

Societe Generale SA Senior Notes 4.00% due 01/12/2027*	200,000	191,593
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.35% due 01/15/2025	450,000	432,936
UBS Group AG Senior Notes 1.49% due 08/10/2027*	310,000	275,252
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	285,000	284,456
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	250,000	250,296

		8,906,942

Diversified Operations — 0.1%
CK Hutchison International 17 II, Ltd. Company Guar. Notes 2.75% due 03/29/2023*	270,000	269,284

Electric-Generation — 0.1%
AES Panama Generation Holdings SRL Senior Sec. Notes 4.38% due 05/31/2030*	230,000	204,700

Electric-Integrated — 0.0%
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	150,000	143,858

Electric-Transmission — 0.0%
Alfa Desarrollo SpA Senior Sec. Notes 4.55% due 09/27/2051*	199,461	156,387

Electronic Components-Misc. — 0.0%
Sensata Technologies BV Company Guar. Notes 5.63% due 11/01/2024*	55,000	55,619

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	150,000	124,858
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.50% due 01/15/2025	190,000	183,226

		308,084

Investment Companies — 0.0%
Huarong Finance 2019 Co., Ltd. Company Guar. Notes 3.88% due 11/13/2029	200,000	169,600

Investment Management/Advisor Services — 0.1%
CDP Financial, Inc. Company Guar. Notes 3.15% due 07/24/2024*	250,000	251,577

Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 1.38% due 08/06/2030	155,000	127,695
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	150,000	102,992
Bausch Health Cos., Inc. Senior Sec. Notes 4.88% due 06/01/2028*	45,000	39,926
Bausch Health Cos., Inc. Company Guar. Notes 7.00% due 01/15/2028*	120,000	98,364
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	42,000	41,908
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	295,000	284,866
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	330,000	277,544

		973,295

Metal-Aluminum — 0.1%
Indonesia Asahan Aluminium Persero PT Senior Notes 4.75% due 05/15/2025*	200,000	200,100

Metal-Copper — 0.1%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	250,000	236,567

Metal-Diversified — 0.0%
Minera Mexico SA de CV Senior Notes 4.50% due 01/26/2050*	230,000	199,525

Metal-Iron — 0.0%
Vale Overseas, Ltd. Company Guar. Notes 3.75% due 07/08/2030	98,000	88,568

Non-Hazardous Waste Disposal — 0.0%
GFL Environmental, Inc. Senior Sec. Notes 3.75% due 08/01/2025*	150,000	142,125

Oil Companies-Exploration & Production — 0.0%
Lundin Energy Finance BV Company Guar. Notes 3.10% due 07/15/2031*	205,000	178,961

Oil Companies-Integrated — 0.2%
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044	10,000	6,835
Petroleos Mexicanos Company Guar. Notes 6.50% due 03/13/2027	129,000	123,232
Petroleos Mexicanos Company Guar. Notes 7.69% due 01/23/2050	160,000	125,360
Shell International Finance BV Company Guar. Notes 3.75% due 09/12/2046	63,000	56,981
Suncor Energy, Inc. Senior Notes 2.80% due 05/15/2023	100,000	99,693
Suncor Energy, Inc. Senior Notes 4.00% due 11/15/2047	250,000	220,314
Total Capital International SA Company Guar. Notes 2.83% due 01/10/2030	115,000	106,447

		738,862

Pipelines — 0.1%
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	294,023	258,519
TransCanada PipeLines, Ltd. Senior Notes 4.63% due 03/01/2034	45,000	44,542

		303,061

Retail-Restaurants — 0.0%
1011778 BC ULC/New Red Finance, Inc. Sec. Notes 4.00% due 10/15/2030*	125,000	106,838

Telephone-Integrated — 0.1%
Telecom Italia Capital SA Company Guar. Notes 6.00% due 09/30/2034	40,000	34,939
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	300,000	279,346

		314,285

Television — 0.0%
Videotron, Ltd. Company Guar. Notes 5.13% due 04/15/2027*	95,000	93,100

Tobacco — 0.0%
Imperial Brands Finance PLC Company Guar. Notes 3.13% due 07/26/2024*	200,000	196,021

Transport-Rail — 0.1%
Canadian Pacific Railway Co. Company Guar. Notes 2.45% due 12/02/2031	285,000	248,226
Canadian Pacific Railway Co. Company Guar. Notes 3.10% due 12/02/2051	80,000	62,161

		310,387

Total Foreign Corporate Bonds & Notes (cost $21,594,438)		19,778,614

U.S. GOVERNMENT AGENCIES — 1.8%
Federal Home Loan Mtg. Corp. — 0.4%
2.00% due 11/01/2035	121,128	113,720
2.00% due 08/01/2050	580,943	516,047
2.00% due 05/01/2051	186,269	165,112
2.50% due 08/01/2050	213,657	195,748
3.00% due 09/01/2030	53,514	53,336
3.00% due 04/01/2035	20,406	19,766
3.50% due 07/01/2042	48,609	48,147
3.50% due 02/01/2044	66,889	66,344
5.00% due 01/01/2034	21,274	22,674
5.00% due 04/01/2035	19,334	20,495
6.00% due 05/01/2031	5,850	6,413
7.50% due 12/01/2030	8,422	8,642
7.50% due 01/01/2031	6,055	6,210
7.50% due 02/01/2031	461	480
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2018-K82, Class C 4.27% due 09/25/2028*(4)(5)	165,000	159,458
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00% due 05/15/2027(3)(6)	11,459	585
Series 4097, Class HI 3.00% due 08/15/2027(3)(6)	283,310	14,940
Series 4207, Class JI 3.00% due 05/15/2028(3)(6)	96,665	5,986
Series 4579, Class BA 3.00% due 01/15/2043(3)	17,163	17,110
Series 4661, Class HA 3.00% due 05/15/2043(3)	43,577	43,732
Series 4323, Class IW 3.50% due 04/15/2028(3)(6)	23,350	737
Series 4343, Class DI 3.50% due 08/15/2040(3)(6)	7,194	33
Series 4121, Class UI 3.50% due 10/15/2042(3)(6)	161,696	21,439
Series 4808, Class DL 4.00% due 11/15/2045(3)	30,000	30,265
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4937, Class MS 5.38% (6.05%-1 ML) due 12/25/2049(3)(6)(7)	310,003	43,947
Series 4954, Class SY 5.38% (6.05%-1 ML) due 02/25/2050(3)(6)(7)	165,801	23,077
Series 3994, Class SH 6.05% (6.60%-1 ML) due 06/15/2041(3)(6)(7)	307,742	28,585

		1,633,028

Federal National Mtg. Assoc. — 1.2%
2.00% due 02/01/2032	54,163	51,128
2.00% due 07/01/2035	303,767	285,195
2.00% due 10/01/2035	176,007	165,245
2.00% due 11/01/2035	79,651	74,781
2.00% due 02/01/2051	351,811	312,512
2.00% due 03/01/2051	176,738	156,799
2.50% due 06/01/2027	37,768	37,067
2.50% due 08/01/2028	48,206	47,202
2.50% due 03/01/2030	40,441	39,686
2.50% due 03/01/2035	94,660	90,897
2.50% due 10/01/2050	331,922	304,712
3.00% due 04/01/2027	11,889	11,841
3.00% due 12/01/2034	40,594	40,075
3.00% due 10/01/2036	56,066	55,092
3.00% due 04/01/2043	76,256	74,368
3.50% due 08/01/2031	31,573	31,826
3.50% due 02/01/2033	57,462	57,924
3.50% due 01/01/2036	53,708	53,389
3.50% due 06/01/2039	23,433	23,538
3.50% due 11/01/2042	75,360	74,583
3.50% due 02/01/2043	31,743	31,550
3.50% due 05/01/2043	81,007	80,514
3.50% due 09/01/2045	32,585	32,223
3.50% due 03/01/2047	75,234	74,777
3.50% due 10/01/2047	17,618	17,272
3.50% due 04/01/2049	136,705	134,497
3.50% due 10/01/2056	711,076	701,989
3.50% due 09/01/2057	270,035	265,630
3.50% due 05/01/2058	315,855	312,447
4.00% due 09/01/2038	10,488	10,526
4.00% due 09/01/2040	54,220	55,050
4.00% due 03/01/2042	66,347	67,067
4.00% due 12/01/2042	42,985	43,455

4.00% due 10/01/2044	84,898	86,345
4.00% due 08/01/2046	65,050	66,042
4.00% due 07/01/2056	739,691	751,007
4.50% due 03/01/2041	70,899	73,803
4.50% due 11/01/2045	83,605	87,394
5.00% due 08/01/2035	25,990	27,490
5.00% due 02/01/2040	58,842	63,409
5.00% due 07/01/2041	70,425	75,223
5.00% due 09/01/2041	27,193	28,753
5.00% due 02/01/2044	66,238	70,766
5.00% due 07/01/2047	68,819	72,782
6.00% due 05/01/2031	2,207	2,416
6.50% due 09/01/2024	942	1,000
6.50% due 09/01/2025	599	636
6.50% due 11/01/2025	1,131	1,202
6.50% due 05/01/2026	4,292	4,560
6.50% due 11/01/2027	95	102
6.50% due 01/01/2032	2,497	2,653
7.00% due 05/01/2029	1,818	1,910
7.00% due 09/01/2029	3,591	3,623
7.00% due 01/01/2031	495	499
7.50% due 01/01/2031	4,150	4,339
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50% due 02/25/2028(3)(6)	123,326	5,865
Series 2012-145, Class EI 3.00% due 01/25/2028(3)(6)	33,379	1,920
Series 2013-10, Class YI 3.00% due 02/25/2028(3)(6)	27,800	1,472
Series 2017-54, Class IO 3.00% due 07/25/2032(3)(6)	153,964	13,402
Series 2016-62, Class IA 3.00% due 10/25/2040(3)(6)	31,124	1,613
Series 2016-92, Class A 3.00% due 04/25/2042(3)	13,377	13,274
Series 2021-1, Class JI 3.00% due 01/25/2051(3)(6)	195,428	31,820
Series 2014-13, Class KI 3.50% due 03/25/2029(3)(6)	62,127	4,506
Series 2016-4, Class LI 3.50% due 02/25/2036(3)(6)	166,584	17,655
Series 2017-66, Class C 3.50% due 08/25/2045(3)	50,382	50,168
Series 2017-46, Class LB 3.50% due 12/25/2052(3)	115,411	115,326
Series 2017-49, Class JA 4.00% due 07/25/2053(3)	91,027	91,023
Series 2015-18, Class IA 4.50% due 04/25/2045(3)(6)	137,550	24,033
Series 2002-16, Class TM 7.00% due 04/25/2032(3)	32,174	35,258
Federal National Mtg. Assoc. REMIC FRS
Series 2016-63, Class AS 5.33% (6.00%-1 ML) due 09/25/2046(3)(6)(7)	154,255	23,979
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 1.43% due 06/25/2045(3)(4)(6)	98,800	3,478
Federal National Mtg. Assoc., STRIPS
Series 421, Class C3 4.00% due 07/25/2030(6)	67,010	5,858

		5,681,461

Government National Mtg. Assoc. — 0.2%
3.00% due 02/15/2043	85,039	81,646
3.50% due 09/15/2042	51,375	51,659
3.50% due 05/15/2043	31,042	31,214
3.50% due 06/20/2046	67,536	66,793
3.50% due 05/20/2047	50,350	51,326
3.50% due 11/20/2047	49,460	50,527
4.00% due 10/20/2044	66,686	67,604
4.00% due 01/20/2048	86,778	89,671
4.50% due 05/15/2039	28,314	29,525
4.50% due 07/20/2040	5,567	5,849
4.50% due 10/20/2040	37,226	39,116
5.50% due 07/20/2033	34,036	36,705
5.50% due 01/15/2034	45,170	47,493
6.00% due 07/20/2033	25,761	28,033
6.50% due 12/15/2023	236	249
6.50% due 03/20/2027	274	274
6.50% due 04/20/2027	2,892	2,937
7.00% due 12/15/2023	162	163
7.00% due 04/15/2028	5,029	5,087
7.50% due 09/15/2030	3,111	3,190
7.50% due 01/15/2031	2,033	2,079
7.50% due 01/15/2032	13,444	14,960
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00% due 12/20/2050(3)(6)	898,479	100,465
Series 2020-191, Class IM 2.50% due 12/20/2050(3)(6)	187,183	23,513
Series 2017-51, Class AH 2.60% due 05/16/2059(5)	43,196	40,618
Series 2017-190, Class AD 2.60% due 03/16/2060(5)	36,072	34,035
Series 2020-146, Class MI 3.00% due 10/20/2050(3)(6)	167,718	25,108
Series 2020-167, Class IE 3.00% due 11/20/2050(3)(6)	175,166	27,004
Series 2020-167, Class IG 3.00% due 11/20/2050(3)(6)	261,226	39,571
Series 2020-181, Class MI 3.00% due 12/20/2050(3)(6)	155,048	23,818
Series 2021-15, Class IP 3.00% due 01/20/2051(3)(6)	275,768	41,511
Series 2017-87, Class IO 4.00% due 01/20/2046(6)	45,072	3,198
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 5.51% (6.10%-1 ML) due 10/20/2046(3)(6)(7)	103,078	13,208
Series 2019-115, Class SW 5.51% (6.10%-1 ML) due 09/20/2049(3)(6)(7)	178,154	23,918
Series 2015-144, Class SA 5.61% (6.20%-1 ML) due 10/20/2045(3)(6)(7)	145,651	23,972
Series 2017-176, Class SC 5.61% (6.20%-1 ML) due 11/20/2047(3)(6)(7)	119,928	17,298
Government National Mtg. Assoc. REMIC VRS
Series 2018-25, Class IO 0.85% due 06/16/2045(4)(5)(6)	558,222	11,494

		1,154,831

Total U.S. Government Agencies (cost $9,258,845)		8,469,320

U.S. GOVERNMENT TREASURIES — 7.5% United States Treasury Bonds — 3.3%
1.25% due 05/15/2050	540,000	361,800

1.75% due 08/15/2041	40,000	31,781
1.88% due 11/15/2051	3,393,500	2,673,442
2.00% due 11/15/2041	4,545,000	3,771,640
2.00% due 08/15/2051	2,432,000	1,974,480
2.25% due 05/15/2041	1,249,800	1,085,813
2.25% due 02/15/2052	2,496,000	2,152,800
2.38% due 02/15/2042	1,085,000	961,242
2.38% due 05/15/2051	710,000	627,906
4.50% due 02/15/2036	1,585,000	1,893,270

		15,534,174

United States Treasury Notes — 4.2%
0.13% due 01/31/2023(8)	2,714,000	2,679,227
0.25% due 06/15/2024	260,000	246,665
0.38% due 09/15/2024	115,000	108,581
0.75% due 11/15/2024	2,305,000	2,187,229
0.75% due 08/31/2026	350,000	319,047
0.88% due 06/30/2026	565,000	519,557
1.13% due 10/31/2026	657,500	607,494
1.25% due 06/30/2028	660,000	596,707
1.38% due 10/31/2028	252,100	228,623
1.50% due 01/31/2027	390,000	365,412
1.63% due 05/15/2031	135,000	121,495
1.75% due 07/31/2024	925,000	904,657
1.75% due 03/15/2025	2,865,000	2,777,035
1.88% due 02/28/2029	2,535,000	2,369,829
1.88% due 02/15/2032	1,175,000	1,074,391
2.25% due 03/31/2024	2,575,000	2,554,179
2.38% due 05/15/2029(8)	528,000	509,272
2.50% due 03/31/2027	1,070,000	1,049,519

		19,218,919

Total U.S. Government Treasuries (cost $38,624,904)		34,753,093

MUNICIPAL BONDS & NOTES — 0.2%
California State University Revenue Bonds Series B 2.98% due 11/01/2051	90,000	72,786
New York City Water & Sewer System Revenue Bonds 5.72% due 06/15/2042	225,000	274,496
New York State Thruway Authority Revenue Bonds Series M 2.90% due 01/01/2035	85,000	75,611
Port Authority of New York & New Jersey Revenue Bonds Series 21 3.29% due 08/01/2069	95,000	74,179
Regents of the University of California Medical Center Revenue Bonds Series N 3.26% due 05/15/2060	95,000	74,892
Rutgers The State University of New Jersey Revenue Bonds Series P 3.92% due 05/01/2119	63,000	51,303
State of Hawaii Airports System Revenue Bonds Series A 3.14% due 07/01/2047	85,000	66,238
University of Missouri Revenue Bonds 2.75% due 11/01/2050	50,000	37,615

Total Municipal Bonds & Notes (cost $830,970)		727,120

FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Dominican Republic Senior Notes 5.88% due 01/30/2060*	150,000	113,867
Dominican Republic Senior Notes 5.30% due 01/21/2041*	150,000	118,486
Dominican Republic Senior Notes 6.00% due 02/22/2033*	396,000	359,568
Government of Bermuda Senior Notes 2.38% due 08/20/2030*	260,000	228,150
Government of Bermuda Senior Notes 4.75% due 02/15/2029*	200,000	208,826
Kingdom of Morocco Senior Notes 3.00% due 12/15/2032*	200,000	158,258
Republic of Angola Senior Notes 8.75% due 04/14/2032*	242,000	228,871
Republic of Paraguay Senior Notes 5.40% due 03/30/2050*	200,000	177,278
United Mexican States Senior Notes 3.77% due 05/24/2061	214,000	149,783

Total Foreign Government Obligations (cost $2,050,342)		1,743,087

Total Long-Term Investment Securities (cost $459,252,163)		436,510,064

SHORT-TERM INVESTMENT SECURITIES — 3.8%
Commercial Paper — 0.2%
CDP Financial, Inc. 0.61% due 08/01/2022	178,000	177,430
Enel Finance America 1.00% due 01/20/2023	250,000	245,458
Macquarie Bank, Ltd. 0.57% due 12/02/2022	242,000	238,909
Shinhan Bank 0.80% due 08/12/2022	58,000	57,898
Volvo Group Trsy NA 1.35% due 09/01/2022	250,000	248,604

		968,299

Registered Investment Companies — 2.8%
JPMorgan Prime Money Market Fund, Class IM 0.41%(9)	12,987,929	12,991,825

U.S. Government Treasuries — 0.8%
United States Treasury Bills 0.39% due 06/16/2022	1,750,000	1,749,026
0.47% due 06/23/2022	1,750,000	1,748,509

		3,497,535

Total Short-Term Investment Securities (cost $17,463,808)		17,457,659

TOTAL INVESTMENTS (cost $476,715,971)	98.6%	453,967,723
Other assets less liabilities	1.4	6,557,098

NET ASSETS	100.0%	$460,524,821

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $44,758,146 representing 9.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Collateralized Mortgage Obligation
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Commercial Mortgage Backed Security
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2022.
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(9)	The rate shown is the 7-day yield as of April 30, 2022.

ADR — American Depositary Receipt

ASX — Australian Stock Exchange

BR — Bearer Shares

BSE — Brussels Stock Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

DAC — Designated Activity Company

GDR — Global Depositary Receipt

LSE — London Stock Exchange

NES — Non-Voting Equity Securities

REMIC — Real Estate Mortgage Investment Conduit

RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR — Swedish Depositary Receipt

STRIPS — Separate Trading of Registered Interest and Principals Securities

TRQX — Turquoise Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

XEGT — Equiduct Stock Exchange

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 month USD LIBOR

3 ML — 3 month USD LIBOR

SOFR — Secured Overnight Financing Rate

SOFR30A — Secured Overnight Financing Rate 30 Day Average

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation
88	Short	MSCI EAFE Index	June 2022	$8,861,350	8,785,040	$76,310
27	Short	Russell 2000 E-Mini Index	June 2022	2,663,945	2,512,755	151,190
7	Long	U.S. Treasury 2 Year Notes	June 2022	1,475,342	1,475,688	346
3	Short	U.S. Treasury 5 Year Notes	June 2022	338,409	338,016	393
112	Short	U.S. Treasury 10 Year Ultra Bonds	June 2022	15,628,658	14,448,000	1,180,658

						$1,408,897

						Unrealized (Depreciation)
5	Long	MSCI EAFE Index	June 2022	$519,038	$499,150	$(19,888)
119	Short	MSCI Emerging Markets Index	June 2022	6,146,699	6,291,530	(144,831)
40	Long	S&P 500 E-Mini Index	June 2022	8,385,981	8,255,000	(130,981)
113	Long	U.S. Treasury Long Bonds	June 2022	17,471,731	15,897,687	(1,574,044)
291	Long	U.S. Treasury 10 Year Notes	June 2022	36,688,667	34,674,469	(2,014,198)
10	Long	U.S. Treasury Ultra Bonds	June 2022	1,685,519	1,604,375	(81,144)

						$(3,965,086)

Net Unrealized Appreciation (Depreciation)						$(2,556,189)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	DKK	11,141,490	USD	1,608,877	07/29/2022	$21,671	$—
	USD	437,110	JPY	53,247,941	05/02/2022	—	(26,800)
	USD	2,213,013	CHF	2,110,375	07/29/2022	—	(32,810)
	USD	670,066	HKD	5,248,314	07/29/2022	22	—

						21,693	(59,610)

Merrill Lynch International	EUR	4,603,591	USD	4,946,522	07/29/2022	67,879	—
	JPY	416,621,516	USD	3,262,464	05/02/2022	52,127	—
	JPY	65,047,848	USD	510,235	07/29/2022	7,194	—
	SEK	3,203,270	USD	330,340	07/29/2022	3,266	—
	USD	2,706,187	CAD	3,454,240	07/29/2022	—	(18,271)
	USD	198,865	EUR	186,629	07/29/2022	—	(1,086)
	USD	3,274,151	JPY	416,621,516	07/29/2022	—	(52,251)

						130,466	(71,608)

State Street Bank & Trust	JPY	157,460,723	USD	1,359,993	05/02/2022	146,657	—
	JPY	247,643,137	USD	1,946,536	07/29/2022	31,413	—
	USD	4,566,191	JPY	520,834,298	05/02/2022	—	(552,828)
	USD	1,512,776	AUD	2,094,560	07/29/2022	—	(30,646)
	USD	491,733	EUR	458,607	07/29/2022	—	(5,725)

						178,070	(589,199)

Toronto Dominion Bank	USD	2,362,666	GBP	1,857,896	07/29/2022	—	(25,542)

Unrealized Appreciation/(Depreciation)						$330,229	$(745,959)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

SEK — Swedish Krona

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Hospitals	$172,069	$28,641	**	$0	200,710
Steel-Producers	—	129,094	**	427	129,521
Other Industries	189,165,646	87,215,444	**	—	276,381,090
Registered Investment Companies	271,557	—		—	271,557
Preferred Securities/Capital Securities	—	809,665		—	809,665
Asset Backed Securities	—	31,002,376		—	31,002,376
U.S. Corporate Bonds & Notes	—	62,243,911		—	62,243,911
Foreign Corporate Bonds & Notes	—	19,778,614		—	19,778,614
U.S. Government Agencies	—	8,469,320		—	8,469,320
U.S. Government Treasuries	—	34,753,093		—	34,753,093
Municipal Bonds & Notes	—	727,120		—	727,120
Foreign Government Obligations	—	1,743,087		—	1,743,087
Short-Term Investment Securities:
Commercial Paper	—	968,299		—	968,299
Registered Investment Companies	12,991,825	—		—	12,991,825
U.S. Government Treasuries	—	3,497,535		—	3,497,535

Total Investments at Value	$202,601,097	$251,366,199		$427	$453,967,723

Other Financial Instruments:+
Futures Contracts	$1,408,897	$—		$—	$1,408,897
Forward Foreign Currency Contracts	—	330,229		—	330,229

Total Other Financial Instruments	$1,408,897	$330,229		$—	$1,739,126

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$3,965,086	$—		$—	$3,965,086
Forward Foreign Currency Contracts	—	745,959		—	745,959

Total Other Financial Instruments	$3,965,086	$745,959		$—	$4,711,045

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Emerging Markets Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.0%
Bermuda — 0.8%
Brilliance China Automotive Holdings, Ltd.†(1)	1,118,000	$457,539
China Resources Gas Group, Ltd.	148,000	557,886
Kunlun Energy Co., Ltd.	920,000	759,904

		1,775,329

Brazil — 6.8%
Ambev SA ADR	489,162	1,423,461
Banco do Brasil SA	362,641	2,436,702
BB Seguridade Participacoes SA	212,799	1,094,566
Cia Energetica de Minas Gerais ADR	348,057	1,054,613
EDP-Energias do Brasil SA	221,468	948,774
Gerdau SA (Preference Shares)	107,694	609,270
Marfrig Global Foods SA	157,640	597,852
Petroleo Brasileiro SA (Preference Shares)	625,249	3,829,436
Porto Seguro SA	181,192	745,812
Sao Martinho SA	118,813	1,115,325
SLC Agricola SA	80,045	856,639

		14,712,450

Cayman Islands — 13.3%
Alibaba Group Holding, Ltd.†	270,108	3,301,206
Bosideng International Holdings, Ltd.	1,642,000	817,477
Chailease Holding Co., Ltd.	294,350	2,335,396
China Hongqiao Group, Ltd.	827,000	1,033,899
Country Garden Services Holdings Co., Ltd.	249,000	1,048,626
Li Ning Co., Ltd.	159,500	1,247,250
Longfor Group Holdings, Ltd.*	310,500	1,512,880
Meituan, Class B†*	58,600	1,257,790
NetEase, Inc.	128,700	2,459,320
Parade Technologies, Ltd.	11,000	522,655
Silicon Motion Technology Corp. ADR	8,723	662,337
SITC International Holdings Co., Ltd.	209,000	697,739
Tencent Holdings, Ltd.	181,300	8,503,945
Want Want China Holdings, Ltd.	803,000	722,907
Wuxi Biologics Cayman, Inc.†*	168,500	1,222,786
Zhongsheng Group Holdings, Ltd.	220,500	1,451,859

		28,798,072

Chile — 0.3%
Cencosud SA	370,981	593,824

China — 16.5%
Anhui Conch Cement Co., Ltd.	323,500	1,751,783
China Construction Bank Corp.	5,576,000	3,962,200
China International Capital Corp., Ltd.*	306,400	611,592
China Vanke Co., Ltd.	601,100	1,403,993
China Yangtze Power Co., Ltd., Class A	191,000	654,925
Contemporary Amperex Technology Co., Ltd., Class A	12,500	762,974
COSCO SHIPPING Holdings Co., Ltd.†	494,500	774,241
ENN Natural Gas Co., Ltd., Class A	316,000	781,141
Fangda Special Steel Technology Co., Ltd., Class A	1,267,500	1,604,262
GF Securities Co., Ltd.	1,374,800	1,709,245
Gigadevice Semiconductor Beijing, Inc., Class A	46,900	873,037
Hangzhou Robam Appliances Co., Ltd., Class A	215,700	1,003,478
Huayu Automotive Systems Co., Ltd., Class A	181,100	535,109
Industrial Bank Co., Ltd., Class A	825,500	2,542,365
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	118,500	686,910
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd., Class A	161,300	579,330
LONGi Green Energy Technology Co., Ltd., Class A	105,340	1,066,065
Midea Group Co., Ltd., Class A	75,800	650,419
PetroChina Co., Ltd.	3,958,000	1,895,552
PICC Property & Casualty Co., Ltd.	2,150,000	2,184,750
Ping An Bank Co., Ltd., Class A	976,300	2,250,479
Postal Savings Bank of China Co., Ltd.*	3,045,000	2,314,961
Seazen Holdings Co., Ltd., Class A	119,600	498,284
TBEA Co., Ltd., Class A	396,100	1,148,209
Wanhua Chemical Group Co., Ltd.†	44,400	521,648
Xilinmen Furniture Co., Ltd., Class A	131,400	467,265
YTO Express Group Co., Ltd.	267,300	720,866
Zijin Mining Group Co., Ltd.	1,098,000	1,614,585

		35,569,668

Colombia — 0.4%
Ecopetrol SA ADR	51,621	837,809

Czech Republic — 0.4%
CEZ AS	18,963	811,513

Greece — 0.4%
Hellenic Telecommunications Organization SA	41,501	788,068

Hong Kong — 1.0%
Lenovo Group, Ltd.	2,246,000	2,178,606

Hungary — 0.4%
MOL Hungarian Oil & Gas PLC	93,206	795,171

India — 8.3%
HDFC Bank, Ltd. ADR	77,061	4,254,538
Infosys, Ltd. ADR	159,439	3,168,053
Reliance Industries, Ltd. GDR*	121,167	8,796,724
Tata Motors, Ltd. ADR†	60,702	1,712,403

		17,931,718

Indonesia — 1.4%
Astra International Tbk PT	2,339,300	1,220,614
Telekomunikasi Indonesia Persero Tbk PT	5,480,800	1,746,494

		2,967,108

Malaysia — 1.0%
Kuala Lumpur Kepong Bhd	107,300	723,039
Petronas Chemicals Group Bhd	653,400	1,533,813

		2,256,852

Mexico — 6.6%
America Movil SAB de CV, Series L ADR	139,687	2,714,119
Arca Continental SAB de CV	150,055	953,502

Gruma SAB de CV, Class B	60,449	719,943
Grupo Aeroportuario del Pacifico SAB de CV, Class B	52,571	809,902
Grupo Aeroportuario del Sureste SAB de CV, Class B	45,498	992,165
Grupo Financiero Banorte SAB de CV, Class O	381,672	2,515,614
Grupo Mexico SAB de CV, Class B	422,497	1,979,099
Orbia Advance Corp SAB de CV	296,118	711,908
Wal-Mart de Mexico SAB de CV	810,037	2,871,143

		14,267,395

Panama — 0.3%
Copa Holdings SA, Class A†	8,704	656,020

Poland — 1.0%
Bank Polska Kasa Opieki SA	48,972	1,075,141
Dino Polska SA†*	8,476	547,024
Powszechny Zaklad Ubezpieczen SA	82,111	564,414

		2,186,579

Qatar — 0.9%
Industries Qatar QSC	181,549	938,470
Qatar Islamic Bank SAQ	140,224	943,690

		1,882,160

Russia — 0.0%
Gazprom PJSC ADR(1)	215,174	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0
Sberbank of Russia PJSC ADR(1)(2)	106,608	0
Severstal PAO GDR(1)(2)	23,993	0

		0

South Africa — 6.2%
Bidvest Group, Ltd.	47,251	648,052
Capitec Bank Holdings, Ltd.	13,928	1,943,521
Clicks Group, Ltd.	63,346	1,247,218
FirstRand, Ltd.	691,245	2,977,270
Gold Fields, Ltd. ADR	76,386	1,025,864
MTN Group, Ltd.	116,589	1,237,611
Sanlam, Ltd.	197,603	818,037
Shoprite Holdings, Ltd.	107,658	1,553,179
Sibanye Stillwater, Ltd. ADR	36,392	500,026
Truworths International, Ltd.	172,894	614,970
Vodacom Group, Ltd.	81,370	780,096

		13,345,844

South Korea — 17.1%
AfreecaTV Co., Ltd.	6,780	582,182
BGF retail Co., Ltd.	5,238	750,646
Hana Financial Group, Inc.	79,834	2,973,653
Industrial Bank of Korea	148,359	1,314,320
Kia Corp.	48,615	3,198,160
KIWOOM Securities Co., Ltd.	12,478	934,230
LG Chem, Ltd.	4,644	1,865,398
LG Innotek Co., Ltd.	2,741	745,418
POSCO	10,732	2,431,856
S-Oil Corp.	14,992	1,219,371
Samsung Electro-Mechanics Co., Ltd.	12,712	1,645,207
Samsung Electronics Co., Ltd.	208,993	11,104,658
Samsung Securities Co. Ltd.	31,667	990,612
Shinhan Financial Group Co., Ltd.	87,100	2,893,401
SK Hynix, Inc.	40,060	3,490,137
SK Telecom Co., Ltd.	15,465	696,332

		36,835,581

Taiwan — 13.4%
ASE Technology Holding Co., Ltd.	418,000	1,348,170
Cathay Financial Holding Co., Ltd.	1,124,000	2,367,050
Evergreen Marine Corp Taiwan, Ltd.	205,000	993,912
Fubon Financial Holding Co., Ltd.	1,301,900	3,259,445
Lite-On Technology Corp.	324,000	709,844
Nanya Technology Corp.	415,000	900,666
Novatek Microelectronics Corp.	86,000	1,143,251
Realtek Semiconductor Corp.	49,000	667,293
Taiwan Semiconductor Manufacturing Co., Ltd.	676,000	12,330,239
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	39,026	3,626,686
United Microelectronics Corp.	923,000	1,478,648

		28,825,204

Thailand — 1.2%
PTT Exploration & Production PCL	615,500	2,713,591

United Kingdom — 1.3%
Airtel Africa PLC*	355,331	644,009
Anglo American PLC	49,047	2,176,486

		2,820,495

TOTAL INVESTMENTS (cost $220,055,823)	99.0%	213,549,057
Other assets less liabilities	1.0	2,116,645

NET ASSETS	100.0%	$215,665,702

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $16,907,766 representing 7.8% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Magnitogorsk Iron & Steel Works PJSC	10/30/2020	139,017	$65,335
	02/10/2021	530,190	371,377
	07/02/2021	16,466	13,394
	10/01/2021	46,318	44,362

		731,991	494,468	$0	$0.00	0.00%

Sberbank of Russia PJSC ADR	10/14/2020	7,359	78,343
	11/12/2020	56,417	740,461
	07/02/2021	2,535	42,542
	10/01/2021	6,658	123,027
	11/24/2021	6,464	110,240
	11/24/2021	21,199	364,213
	02/17/2022	5,976	84,645

		106,608	1,543,471	0	0.00	0.00

Severstal PAO GDR	08/20/2019	1,308	18,680
	03/27/2020	1,319	13,921
	05/06/2020	2,134	24,583
	10/30/2020	16,522	223,848
	07/02/2021	711	15,231
	10/01/2021	1,999	41,360

		23,993	337,623	0	0.00	0.00

				$0		0.00%

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
41	Long	SGX Nifty 50 Index Futures	May 2022	$1,405,030	$1,404,373	$(657)

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks-Commercial	12.0%
Semiconductor Components-Integrated Circuits	9.6
Electronic Components-Semiconductors	8.1
Oil Refining & Marketing	4.7
Internet Content-Information/News	4.5
Oil Companies-Integrated	3.5
Diversified Financial Services	2.9
Cellular Telecom	2.8
Auto-Cars/Light Trucks	2.5
Real Estate Operations & Development	1.6
Petrochemicals	1.6
Oil Companies-Exploration & Production	1.5
E-Commerce/Products	1.5
Computer Services	1.4
Steel-Producers	1.4
Auto/Truck Parts & Equipment-Original	1.3
Retail-Hypermarkets	1.3
Insurance-Property/Casualty	1.3
Retail-Apparel/Shoe	1.3
Retail-Automobile	1.3
Gold Mining	1.3
Food-Retail	1.2
Finance-Investment Banker/Broker	1.2
Investment Management/Advisor Services	1.2
Transport-Marine	1.2
Entertainment Software	1.1
Insurance-Life/Health	1.1
Finance-Leasing Companies	1.1
Banks-Money Center	1.1
Energy-Alternate Sources	1.0
Computers	1.0
Metal-Diversified	1.0
Electric-Integrated	0.9
Non-Ferrous Metals	0.9
Finance-Consumer Loans	0.9
Airport Development/Maintenance	0.9
Building Products-Cement	0.8
Telecom Services	0.8
Appliances	0.8
Electronic Components-Misc.	0.8
Agricultural Operations	0.7
Electric-Generation	0.7
Brewery	0.7
Gas-Distribution	0.7
Banks-Special Purpose	0.6
Retail-Misc./Diversified	0.6
Medical Labs & Testing Services	0.6
Wire & Cable Products	0.5
Insurance-Multi-line	0.5
Real Estate Management/Services	0.5
Diversified Minerals	0.5
Beverages-Non-alcoholic	0.4
Agricultural Chemicals	0.4
Telephone-Integrated	0.4
Retail-Convenience Store	0.3
Insurance Brokers	0.3
Electric Products-Misc.	0.3
Food-Confectionery	0.3
Transport-Services	0.3
Food-Misc./Diversified	0.3
Chemicals-Plastics	0.3
Audio/Video Products	0.3
Food-Dairy Products	0.3
Airlines	0.3
Commercial Services	0.3
Food-Meat Products	0.3
E-Commerce/Services	0.3
edical Products	0.3
Chemicals-Other	0.2
Platinum	0.2
Home Furnishings	0.2

99.0%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Unadjusted Quoted Prices		Level 3 - Unadjusted Quoted Prices	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$—	$1,317,790	**	$457,539	$1,775,329
Russia	—	—		0	0
Other Countries	57,527,720	154,246,008	**	—	211,773,728

Total Investments at Value	$57,527,720	$155,563,798		$457,539	$213,549,057

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$657	$—		$—	$657

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Equity-Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 98.9%
Aerospace/Defense — 5.6%
General Dynamics Corp.	95,455	$22,577,971
Northrop Grumman Corp.	34,537	15,175,558
Raytheon Technologies Corp.	292,944	27,803,315

		65,556,844

Apparel Manufacturers — 0.1%
VF Corp.	21,927	1,140,204

Applications Software — 1.3%
Microsoft Corp.	55,461	15,391,537

Banks-Commercial — 0.8%
Truist Financial Corp.	194,973	9,426,945

Banks-Fiduciary — 0.4%
Northern Trust Corp.	46,664	4,808,725

Banks-Super Regional — 3.3%
PNC Financial Services Group, Inc.	117,268	19,478,215
US Bancorp	207,506	10,076,491
Wells Fargo & Co.	201,184	8,777,658

		38,332,364

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	215,182	13,902,909
PepsiCo, Inc.	67,375	11,568,961

		25,471,870

Cable/Satellite TV — 1.9%
Comcast Corp., Class A	549,775	21,859,054

Chemicals-Diversified — 1.3%
PPG Industries, Inc.	119,537	15,299,541

Computer Services — 1.3%
Accenture PLC, Class A	18,441	5,538,939
International Business Machines Corp.	72,937	9,643,001

		15,181,940

Computers — 0.4%
Apple, Inc.	28,486	4,490,818

Computers-Memory Devices — 0.5%
Seagate Technology Holdings PLC	72,256	5,927,882

Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	101,468	16,290,687

Data Processing/Management — 0.6%
Fidelity National Information Services, Inc.	66,072	6,551,039

Diversified Banking Institutions — 4.6%
Bank of America Corp.	668,088	23,837,380
Citigroup, Inc.	216,394	10,432,355
Morgan Stanley	237,852	19,168,492

		53,438,227

Diversified Manufacturing Operations — 2.4%
Eaton Corp. PLC	89,682	13,005,684
Parker-Hannifin Corp.	53,814	14,573,907
Trane Technologies PLC	7,764	1,086,106

		28,665,697

Drug Delivery Systems — 0.9%
Becton Dickinson & Co.	43,488	10,749,799

Electric-Integrated — 3.8%
CMS Energy Corp.	130,321	8,951,749
NextEra Energy, Inc.	233,755	16,601,280
Public Service Enterprise Group, Inc.	96,326	6,710,069
Xcel Energy, Inc.	172,568	12,642,332

		44,905,430

Electronic Components-Semiconductors — 1.6%
Texas Instruments, Inc.	108,639	18,495,790

Finance-Credit Card — 2.3%
American Express Co.	90,174	15,754,299
Capital One Financial Corp.	87,430	10,895,527

		26,649,826

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	144,515	9,585,680

Finance-Other Services — 1.6%
CME Group, Inc.	86,366	18,943,519

Food-Confectionery — 1.4%
Mondelez International, Inc., Class A	249,292	16,074,348

Food-Wholesale/Distribution — 1.9%
Sysco Corp.	254,840	21,783,723

Industrial Gases — 1.3%
Air Products & Chemicals, Inc.	64,364	15,065,682

Insurance Brokers — 1.2%
Arthur J. Gallagher & Co.	57,239	9,644,199
Marsh & McLennan Cos., Inc.	27,427	4,434,946

		14,079,145

Insurance-Multi-line — 3.0%
Chubb, Ltd.	70,961	14,649,898
Hartford Financial Services Group, Inc.	132,594	9,272,298
MetLife, Inc.	165,661	10,880,615

		34,802,811

Insurance-Property/Casualty — 0.7%
Progressive Corp.	75,736	8,131,017

Investment Management/Advisor Services — 2.3%
BlackRock, Inc.	30,932	19,322,602
T. Rowe Price Group, Inc.	63,489	7,811,686

		27,134,288

Machinery-Farming — 1.0%
Deere & Co.	32,578	12,299,824

Machinery-Pumps — 1.4%
Dover Corp.	122,369	16,311,788

Medical Instruments — 1.4%
Medtronic PLC	163,198	17,031,343

Medical Products — 0.8%
Abbott Laboratories	83,161	9,438,774

Medical-Biomedical/Gene — 0.5%
Amgen, Inc.	27,273	6,359,791

Medical-Drugs — 8.4%
AbbVie, Inc.	121,352	17,824,182
Bristol-Myers Squibb Co.	406,464	30,594,545
Eli Lilly & Co.	40,970	11,968,566
Johnson & Johnson	136,608	24,652,280
Merck & Co., Inc.	51,041	4,526,826
Pfizer, Inc.	189,297	9,288,804

		98,855,203

Medical-HMO — 3.2%
UnitedHealth Group, Inc.	74,334	37,802,556

Medical-Wholesale Drug Distribution — 0.9%
AmerisourceBergen Corp.	67,383	10,194,374

Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	56,733	7,617,540

Oil Companies-Exploration & Production — 4.7%
ConocoPhillips	344,395	32,896,610
EOG Resources, Inc.	193,338	22,574,145

		55,470,755

Oil Companies-Integrated — 3.1%
Chevron Corp.	93,943	14,718,050
Exxon Mobil Corp.	252,010	21,483,852

		36,201,902

Oil Refining & Marketing — 0.2%
Valero Energy Corp.	22,106	2,464,377

Pharmacy Services — 2.5%
Cigna Corp.	42,701	10,537,753
CVS Health Corp.	198,149	19,048,063

		29,585,816

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	27,373	4,986,266
AvalonBay Communities, Inc.	28,779	6,546,647
Boston Properties, Inc.	45,569	5,358,914
Prologis, Inc.	68,503	10,980,346
Ventas, Inc.	99,246	5,513,115

		33,385,288

Retail-Auto Parts — 0.7%
Advance Auto Parts, Inc.	38,990	7,783,574

Retail-Building Products — 1.4%
Home Depot, Inc.	53,153	15,967,161

Retail-Consumer Electronics — 0.7%
Best Buy Co., Inc.	88,467	7,955,837

Retail-Discount — 1.5%
Walmart, Inc.	112,468	17,206,479

Retail-Major Department Stores — 1.3%
TJX Cos., Inc.	246,030	15,076,718

Retail-Restaurants — 2.1%
McDonald’s Corp.	72,061	17,954,719
Starbucks Corp.	84,711	6,322,829

		24,277,548

Semiconductor Components-Integrated Circuits — 2.5%
Analog Devices, Inc.	149,467	23,074,715
NXP Semiconductors NV	37,524	6,412,852

		29,487,567

Telecom Equipment-Fiber Optics — 0.6%
Corning, Inc.	204,078	7,181,505

Telephone-Integrated — 0.8%
Verizon Communications, Inc.	195,597	9,056,141

Tobacco — 2.0%
Philip Morris International, Inc.	234,302	23,430,200

Transport-Rail — 1.4%
Norfolk Southern Corp.	64,317	16,586,068

Transport-Services — 1.5%
United Parcel Service, Inc., Class B	99,187	17,851,676

TOTAL INVESTMENTS (cost $839,563,934)	98.9%	1,159,114,237
Other assets less liabilities	1.1	12,564,915

NET ASSETS	100.0%	$1,171,679,152

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,159,114,237	$—	$—	$1,159,114,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust SA

JPMorgan Global Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 — (unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.5%
Australia — 1.5%
BHP Group, Ltd.	89,349	$3,003,093
Metcash, Ltd.	430,131	1,441,618
South32, Ltd.	181,720	605,614

		5,050,325

Belgium — 0.2%
Bekaert NV	20,317	749,879

Bermuda — 0.3%
Luk Fook Holdings International, Ltd.	131,000	300,530
Signet Jewelers, Ltd.	8,363	587,083

		887,613

Canada — 4.1%
Bank of Montreal	3,418	362,407
Canadian Imperial Bank of Commerce	27,342	3,022,700
Celestica, Inc.†	44,466	499,816
George Weston, Ltd.	14,236	1,771,064
Loblaw Cos., Ltd.	21,373	1,955,039
National Bank of Canada	37,333	2,607,338
Royal Bank of Canada	31,596	3,191,205

		13,409,569

Cayman Islands — 0.5%
CK Asset Holdings, Ltd.	145,500	985,013
SITC International Holdings Co., Ltd.	192,000	640,985

		1,625,998

Denmark — 1.6%
Carlsberg A/S, Class B	7,829	990,958
Novo Nordisk A/S, Class B	17,448	1,995,562
Scandinavian Tobacco Group A/S*	117,212	2,456,654

		5,443,174

Finland — 0.3%
Valmet Oyj	40,837	1,092,978

France — 3.0%
BNP Paribas SA	25,136	1,289,130
Capgemini SE	9,082	1,847,523
Cie de Saint-Gobain	5,440	316,573
LVMH Moet Hennessy Louis Vuitton SE	4,068	2,603,096
Schneider Electric SE	10,830	1,542,453
TotalEnergies SE	46,229	2,277,777

		9,876,552

Germany — 1.6%
Allianz SE	7,093	1,615,539
Mercedes-Benz Group AG	13,055	923,838
RWE AG	26,197	1,094,441
Siemens AG	12,443	1,547,723

		5,181,541

Ireland — 3.5%
Accenture PLC, Class A	9,365	2,812,871
Eaton Corp. PLC	15,468	2,243,169
Johnson Controls International PLC	46,139	2,762,342
Linde PLC	4,460	1,391,342
Medtronic PLC	11,414	1,191,165
Trane Technologies PLC	9,374	1,311,329

		11,712,218

Italy — 0.3%
Azimut Holding SpA	19,272	405,724
Intesa Sanpaolo SpA	294,448	592,147

		997,871

Japan — 5.1%
Arcs Co., Ltd.	19,000	299,588
Bridgestone Corp.	12,400	453,854
Dentsu Group, Inc.	37,300	1,348,143
ITOCHU Corp.	59,900	1,812,049
Kamigumi Co., Ltd.	33,300	566,016
KDDI Corp.	58,800	1,949,542
Meitec Corp.	25,700	1,367,078
Nippon Telegraph & Telephone Corp.	62,200	1,837,459
ORIX Corp.	88,800	1,619,925
SBI Holdings, Inc.	54,700	1,224,187
Shimamura Co., Ltd.	4,900	434,528
Sony Group Corp.	12,400	1,065,798
Sumitomo Mitsui Financial Group, Inc.	30,100	906,117
Tokio Marine Holdings, Inc.	14,000	755,507
Tokyo Tatemono Co., Ltd.	80,900	1,134,478
Tsubakimoto Chain Co.	11,300	258,654

		17,032,923

Jersey — 0.3%
Glencore PLC	145,020	893,925

Netherlands — 3.6%
Adyen NV†*	267	446,546
ASML Holding NV	4,435	2,509,185
CNH Industrial NV	90,184	1,287,359
ING Groep NV	97,080	908,494
Koninklijke Ahold Delhaize NV	86,568	2,557,229
NN Group NV	24,543	1,199,232
NXP Semiconductors NV	8,556	1,462,220
Stellantis NV	122,351	1,635,317

		12,005,582

Norway — 0.4%
Equinor ASA	35,684	1,216,030

Singapore — 0.4%
United Overseas Bank, Ltd.	54,500	1,167,997

Switzerland — 3.6%
Julius Baer Group, Ltd.	12,743	609,324
Kuehne & Nagel International AG	4,527	1,269,421
Nestle SA	30,493	3,936,813
Roche Holding AG	8,028	2,973,304
UBS Group AG	62,320	1,054,357
Zurich Insurance Group AG	4,269	1,941,698

		11,784,917

United Kingdom — 5.0%
AstraZeneca PLC	23,825	3,164,957
Atlassian Corp. PLC, Class A†	1,110	249,561
BP PLC	572,642	2,795,980
Diageo PLC	42,516	2,106,885
International Game Technology PLC	32,707	713,994
Legal & General Group PLC	359,131	1,116,814

Morgan Sindall Group PLC	11,892	321,950
Natwest Group PLC	599,245	1,611,098
Rio Tinto PLC	14,440	1,024,256
Shell PLC	109,263	2,957,326
Tronox Holdings PLC, Class A	26,085	448,662

		16,511,483

United States — 64.2%
AbbVie, Inc.	28,365	4,166,251
Adobe, Inc.†	5,876	2,326,602
Agilent Technologies, Inc.	19,949	2,379,317
Airbnb, Inc., Class A†	5,685	870,999
Allscripts Healthcare Solutions, Inc.†	64,953	1,341,929
Alphabet, Inc., Class C†	4,753	10,928,715
Amazon.com, Inc.†	3,454	8,585,366
Amgen, Inc.	3,735	870,965
Anthem, Inc.	6,820	3,423,163
Apple, Inc.	99,514	15,688,382
Applied Materials, Inc.	17,440	1,924,504
Bank of America Corp.	105,766	3,773,731
Bath & Body Works, Inc.	27,301	1,443,950
Berry Global Group, Inc.†	33,918	1,911,279
Biogen, Inc.†	5,472	1,135,112
BlackRock, Inc.	1,666	1,040,717
Box, Inc., Class A†	27,688	847,807
Bristol-Myers Squibb Co.	55,108	4,147,979
Brunswick Corp.	4,939	373,438
Builders FirstSource, Inc.†	5,065	311,852
Cadence Design Systems, Inc.†	19,586	2,954,548
Capital One Financial Corp.	14,833	1,848,488
Cerner Corp.	20,740	1,942,094
CF Industries Holdings, Inc.	11,465	1,110,156
Charter Communications, Inc., Class A†	4,226	1,810,799
Citizens Financial Group, Inc.	35,233	1,388,180
ConocoPhillips	17,426	1,664,532
Coterra Energy, Inc.	57,812	1,664,407
CSX Corp.	57,804	1,984,989
Datadog, Inc., Class A†	6,124	739,657
Deere & Co.	7,326	2,765,931
Dell Technologies, Inc., Class C	14,001	658,187
Dropbox, Inc., Class A†	23,026	500,815
eBay, Inc.	29,999	1,557,548
Eli Lilly & Co.	9,566	2,794,516
EOG Resources, Inc.	19,829	2,315,234
Equitable Holdings, Inc.	11,383	328,172
Expedia Group, Inc.†	5,459	953,960
Exxon Mobil Corp.	31,826	2,713,166
Freeport-McMoRan, Inc.	36,797	1,492,118
Gartner, Inc.†	2,221	645,312
General Mills, Inc.	26,020	1,840,395
General Motors Co.†	19,504	739,397
H&R Block, Inc.	53,508	1,394,954
Hilton Grand Vacations, Inc.†	42,441	1,987,512
Hologic, Inc.†	15,938	1,147,377
Home Depot, Inc.	5,968	1,792,787
Ironwood Pharmaceuticals, Inc.†	113,012	1,356,144
Jones Lang LaSalle, Inc.†	1,433	313,440
Laboratory Corp. of America Holdings†	6,008	1,443,602
Lam Research Corp.	4,362	2,031,645
Lear Corp.	8,907	1,139,562
Louisiana-Pacific Corp.	19,132	1,234,397
Mastercard, Inc., Class A	11,406	4,144,712
McKesson Corp.	10,672	3,304,158
Meta Platforms, Inc., Class A†	11,106	2,226,420
Microsoft Corp.	53,839	14,941,399
Morgan Stanley	37,889	3,053,475
Mr. Cooper Group, Inc.†	21,820	981,245
NextEra Energy, Inc.	33,609	2,386,911
NIKE, Inc., Class B	13,077	1,630,702
NortonLifeLock, Inc.	50,775	1,271,406
NVIDIA Corp.	20,243	3,754,469
Old Dominion Freight Line, Inc.	5,321	1,490,519
Oracle Corp.	26,775	1,965,285
Palo Alto Networks, Inc.†	3,606	2,023,976
Penske Automotive Group, Inc.	3,527	369,700
Pfizer, Inc.	86,095	4,224,682
Pioneer Natural Resources Co.	4,838	1,124,690
Prestige Consumer Healthcare, Inc.†	16,349	893,636
Procter & Gamble Co.	29,722	4,771,867
Progress Software Corp.	7,980	382,880
Prologis, Inc.	15,153	2,428,874
PulteGroup, Inc.	53,311	2,226,267
QUALCOMM, Inc.	15,107	2,110,297
Red Rock Resorts, Inc., Class A	7,427	326,491
Regeneron Pharmaceuticals, Inc.†	1,189	783,682
SBA Communications Corp.	2,252	781,692
SeaWorld Entertainment, Inc.†	4,956	334,233
SS&C Technologies Holdings, Inc.	4,780	309,075
Syneos Health, Inc.†	14,605	1,067,479
T-Mobile US, Inc.†	24,316	2,994,272
Targa Resources Corp.	23,704	1,740,111
Tenet Healthcare Corp.†	7,214	523,087
Tesla, Inc.†	4,403	3,833,956
Tri Pointe Homes, Inc.†	37,763	780,561
United Rentals, Inc.†	8,109	2,566,661
United Therapeutics Corp.†	7,273	1,291,394
UnitedHealth Group, Inc.	9,675	4,920,221
Vertex Pharmaceuticals, Inc.†	1,710	467,206
Victoria’s Secret & Co.†	15,406	725,931
Visa, Inc., Class A	16,464	3,508,972
VMware, Inc., Class A	6,168	666,391
Voya Financial, Inc.	27,256	1,720,944
Wells Fargo & Co.	66,664	2,908,550
Whirlpool Corp.	3,579	649,660

		212,354,218

TOTAL INVESTMENTS (cost $271,926,251)	99.5%	328,994,793
Other assets less liabilities	0.5	1,675,604

NET ASSETS	100.0%	$330,670,397

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $2,903,200 representing 0.9% of net assets.

Industry Allocation*
Medical-Drugs	8.0%
Computers	4.9
Applications Software	4.5
Banks-Commercial	4.1
Oil Companies-Integrated	3.7
Diversified Banking Institutions	3.5
Web Portals/ISP	3.3
E-Commerce/Products	3.1
Finance-Credit Card	3.0
Medical-HMO	2.5
Auto-Cars/Light Trucks	2.2
Oil Companies-Exploration & Production	2.0
Food-Retail	2.0
Semiconductor Equipment	1.9
Food-Misc./Diversified	1.8
Diversified Manufacturing Operations	1.6
Cosmetics & Toiletries	1.4
Computer Services	1.3
Medical-Biomedical/Gene	1.3
Insurance-Life/Health	1.3
Machinery-Farming	1.2
Telephone-Integrated	1.2
Electronic Components-Semiconductors	1.1
Insurance-Multi-line	1.1
Semiconductor Components-Integrated Circuits	1.0
Medical-Wholesale Drug Distribution	1.0
Internet Security	1.0
Medical Information Systems	1.0
Real Estate Investment Trusts	0.9
Building-Residential/Commercial	0.9
Diversified Minerals	0.9
Cellular Telecom	0.9
Computer Aided Design	0.9
Banks-Super Regional	0.9
Enterprise Software/Service	0.9
Building Products-Air & Heating	0.8
Textile-Apparel	0.8
Rental Auto/Equipment	0.8
Metal-Diversified	0.8
Medical Labs & Testing Services	0.7
Tobacco	0.7
Electric-Integrated	0.7
Electronic Measurement Instruments	0.7
Electronic Forms	0.7
Internet Content-Entertainment	0.7
Computer Software	0.7
Real Estate Operations & Development	0.6
Beverages-Wine/Spirits	0.6
Investment Management/Advisor Services	0.6
Hotels/Motels	0.6
Transport-Rail	0.6
Containers-Paper/Plastic	0.6
Building & Construction Products-Misc.	0.6
Transport-Services	0.6
E-Commerce/Services	0.6
Cable/Satellite TV	0.6
Commercial Services-Finance	0.5
Import/Export	0.5
Retail-Building Products	0.5
Pipelines	0.5
Athletic Footwear	0.5
Finance-Leasing Companies	0.5
Power Converter/Supply Equipment	0.5
Metal-Copper	0.5
Transport-Truck	0.5
Retail-Misc./Diversified	0.4
Food-Wholesale/Distribution	0.4
Industrial Gases	0.4
Engineering/R&D Services	0.4
Advertising Services	0.4
Finance-Investment Banker/Broker	0.4
Medical Instruments	0.4
Diagnostic Kits	0.4
Retail-Apparel/Shoe	0.3
Auto/Truck Parts & Equipment-Original	0.3
Agricultural Chemicals	0.3
Electric-Generation	0.3
Machinery-General Industrial	0.3
Audio/Video Products	0.3
Gambling (Non-Hotel)	0.3
Brewery	0.3
Finance-Mortgage Loan/Banker	0.3
Retail-Jewelry	0.3
Insurance-Property/Casualty	0.2
Wire & Cable Products	0.2
Software Tools	0.2
Appliances	0.2
Consulting Services	0.2
Transport-Marine	0.2
Medical-Hospitals	0.2
Electronic Components-Misc.	0.2
Rubber-Tires	0.1
Chemicals-Specialty	0.1
Recreational Vehicles	0.1
Retail-Automobile	0.1
Resorts/Theme Parks	0.1
Building & Construction-Misc.	0.1
Real Estate Management/Services	0.1
Machinery-Material Handling	0.1

99.5%

*	Calculated as a percentage of net assets

The	following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$240,937,525	$88,057,268	**	$—	$328,994,793

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan MFS Core Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
ASSET BACKED SECURITIES — 17.7%
Diversified Financial Services — 17.7%
Academic Loan Funding Trust FRS Series 2013-1A, Class A 1.47% (1 ML+0.80%) due 12/26/2044*	$166,304	163,430
Accelerated Assets LLC Series 2021-1H, Class B 1.90% due 10/20/2040*	1,235,532	1,149,115
ACREC, Ltd. FRS Series 2021-FL1, Class C 2.70% (1 ML+2.15%) due 10/16/2036*	1,389,000	1,367,464
ACREC, Ltd. FRS Series 2021-FL1, Class D 3.20% (1 ML+2.65%) due 10/16/2036*	1,675,500	1,657,607
ACRES Commercial Realty, Ltd. FRS Series 2021-FL2, Class C 3.20% (1 ML+2.65%) due 01/15/2037*	1,682,000	1,653,123
Allegro CLO II-S, Ltd. FRS Series 2014-1RA, Class A2 2.70% (3 ML+1.60%) due 10/21/2028*(1)	2,477,180	2,468,265
American Homes 4 Rent Trust Series 2015-SFR1, Class A 3.47% due 04/17/2052*	869,967	853,134
American Homes 4 Rent Trust Series 2014-SFR3, Class A 3.68% due 12/17/2036*	1,294,486	1,280,472
American Homes 4 Rent Trust Series 2014-SFR2, Class A 3.79% due 10/17/2036*	867,007	863,195
American Homes 4 Rent Trust Series 2014-SFR3, Class C 4.60% due 12/17/2036*	150,000	150,381
American Homes 4 Rent Trust Series 2015-SFR1, Class E 5.64% due 04/17/2052*	370,000	369,764
American Homes 4 Rent Trust Series 2015-SFR2, Class E 6.07% due 10/17/2052*	500,000	501,311
American Homes 4 Rent Trust Series 2014-SFR2, Class E 6.23% due 10/17/2036*	150,000	151,389
American Homes 4 Rent Trust Series 2014-SFR3, Class E 6.42% due 12/17/2036*	275,000	278,808
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	750,000	749,854
AMSR Trust Series 2020-SFR4, Class C 1.86% due 11/17/2037*	2,000,000	1,814,608
AMSR Trust Series 2020-SFR3, Class E1 2.56% due 09/17/2037*	1,535,000	1,398,115
Anchor Mtg. Trust Series 2021-1, Class A1 2.60% due 10/25/2026*(2)	2,750,000	2,635,248
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class C 2.67% (TSFR1M+2.16%) due 02/15/2035*	1,794,500	1,778,150
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL2, Class B 2.15% (1 ML+1.60%) due 05/15/2036*	625,500	611,566
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class C 2.40% (1 ML+1.85%) due 08/15/2034*	951,500	939,049
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class C 2.55% (1 ML+2.00%) due 12/15/2035*	461,000	455,137
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class D 2.75% (1 ML+2.20%) due 08/15/2034*	527,000	512,875
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL4, Class C 2.85% (1 ML+2.30%) due 11/15/2036*	1,850,500	1,825,857
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class D 3.27% (SOFR30A+3.00%) due 01/15/2037*	5,065,500	5,024,935
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class D 3.50% (1 ML+2.95%) due 12/15/2035*	424,000	415,548
AREIT Trust FRS Series 2019-CRE3, Class A 1.89% (TSFR1M+1.38%) due 09/14/2036*(3)	133,992	132,566
AREIT Trust FRS Series 2022-CRE6, Class B 2.13% (SOFR30A+1.85%) due 11/17/2024*(3)	614,000	611,291
AREIT Trust FRS Series 2019-CRE3, Class B 2.17% (TSFR1M+1.66%) due 09/14/2036*(3)	2,234,000	2,215,029
AREIT Trust FRS Series 2022-CRE6, Class C 2.43% (SOFR30A+2.15%) due 12/17/2024*(3)	1,264,000	1,239,089
AREIT Trust FRS Series 2019-CRE3, Class C 2.52% (TSFR1M+2.01%) due 09/14/2036*(3)	1,015,000	1,003,010
AREIT Trust FRS Series 2022-CRE6, Class D 3.13% (SOFR30A+2.85%) due 12/17/2024*(3)	537,000	526,393
AREIT Trust FRS Series 2019-CRE3, Class D 3.27% (TSFR1M+2.76%) due 09/14/2036*(3)	884,500	862,587

Atrium XII FRS Series 12A, Class BR 2.49% (3 ML+1.35%) due 04/22/2027*(1)	2,950,000	2,916,621
Babson CLO, Ltd. FRS Series 2013-IA, Class BR 2.31% (3 ML+1.25%) due 01/20/2028*(1)	4,300,018	4,287,277
Bancorp Commercial Mtg. Trust FRS Series 2019-CRE6, Class D 2.68% (SOFR30A+2.41%) due 09/15/2036*(3)	270,000	262,749
Barclays Commercial Mtg. Trust Series 2019-C5, Class A4 3.06% due 11/15/2052(3)	1,315,000	1,237,419
BDS, Ltd. FRS Series 2019-FL4, Class A 1.65% (1 ML+1.10%) due 08/15/2036*	1,271,964	1,269,953
BDS, Ltd. FRS Series 2021-FL7, Class B 2.05% (1 ML+1.50%) due 06/16/2036*	684,000	669,968
Bear Stearns ARM Trust VRS Series 2003-5, Class 2A1 2.60% due 08/25/2033(2)(4)	81,738	81,141
Benchmark Mtg. Trust Series 2020-B18, Class A5 1.93% due 07/15/2053(3)	1,082,524	929,049
Blackstone Mtg. Trust, Inc. FRS Series 2020-FL2, Class B 1.78% (SOFR30A+1.51%) due 02/15/2038*(3)	875,000	867,023
BSPRT Issuer, Ltd. FRS Series 2019-FL5, Class C 2.55% (1 ML+2.00%) due 05/15/2029*	1,485,000	1,470,967
BSPRT Issuer, Ltd. FRS Series 2021-FL7, Class C 2.85% (1 ML+2.30%) due 12/15/2038*	450,000	445,960
BSPRT Issuer, Ltd. FRS Series 2021-FL7, Class D 3.30% (1 ML+2.75%) due 12/15/2038*	513,000	503,791
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	844,862	777,491
Business Jet Securities LLC Series 2021-1A, Class B 2.92% due 04/15/2036*	1,689,282	1,558,101
Business Jet Securities LLC Series 2020-1A, Class A 2.98% due 11/15/2035*	1,117,551	1,066,695
Business Jet Securities LLC Series 2019-1, Class A 4.21% due 07/15/2034*	980,718	981,580
BVRT Financing Trust Series 2020-3F, Class A 3.08% due 11/10/2022	775,785	774,138
BXG Receivables Note Trust Series 2022-A, Class C 5.35% due 09/28/2037*	2,300,000	2,294,963
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.85% (1 ML+1.30%) due 05/15/2038*(3)	2,281,000	2,243,135
BXMT, Ltd. FRS Series 2021-FL4, Class B 2.10% (1 ML+1.55%) due 05/15/2038*(3)	4,995,500	4,902,808
Camillo Issuer LLC Series 2016-SFR, Class 1A1 5.00% due 12/05/2023*	1,346,709	1,358,847
Cantor Commercial Real Estate Lending Series 2019-CF2, Class A5 2.87% due 11/15/2052(3)	3,173,122	2,936,331
CarNow Auto Receivables Trust Series 2021-1A, Class A 0.97% due 10/15/2024*	512,132	510,926
Cars Net Lease Mtg. Notes Series 2020-1A, Class A3 3.10% due 12/15/2050*	372,500	346,173
Carvana Auto Receivables Trust Series 2019-2A, Class C 3.00% due 06/17/2024*	841,501	842,906
Carvana Auto Receivables Trust Series 2019-3A, Class D 3.04% due 04/15/2025*	2,240,000	2,237,058
CAUTO Series 2020-1A, Class A4 3.19% due 02/15/2050*	1,182,019	1,141,573
CFIN Issuer LLC Series 2022-RTL1, Class AA 3.25% due 02/16/2026*(5)	2,000,000	2,000,000
CHCP, Ltd. FRS Series 2021-FL1, Class B 2.27% (TSFR1M+1.76%) due 02/15/2038*	566,500	555,416
CHCP, Ltd. FRS Series 2021-FL1, Class C 2.72% (TSFR1M+2.21%) due 02/15/2038*	642,000	627,401
Citigroup Commercial Mtg. Trust Series 2020-GC46, Class A5 2.72% due 02/15/2053(3)	2,780,000	2,549,087
Citigroup Commercial Mtg. Trust VRS Series 2016-P6, Class A5 3.72% due 12/10/2049(3)(4)	843,000	837,690
CLNC, Ltd. FRS Series 2019-FL1, Class B 2.52% (TSFR1M+2.01%) due 08/20/2035*	910,000	904,385
CLNC, Ltd. FRS Series 2019-FL1, Class C 3.02% (TSFR1M+2.51%) due 08/20/2035*	1,480,000	1,443,340
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 2.02% (3 ML+1.70%) due 11/07/2030*(1)	3,656,527	3,633,758
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class BR 2.47% (3 ML+2.15%) due 11/07/2030*(1)	2,328,072	2,306,526
COMM Mtg. Trust Series 2020-CBM, Class A2 2.90% due 02/10/2037*(3)	1,950,000	1,872,693

COMM Mtg. Trust Series 2015-LC19, Class A4 3.18% due 02/10/2048(3)	5,000,000	4,925,720
COMM Mtg. Trust Series 2015-DC1, Class A5 3.35% due 02/10/2048(3)	5,000,000	4,942,937
COMM Mtg. Trust Series 2017-COR2, Class A3 3.51% due 09/10/2050(3)	5,110,000	4,992,099
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(3)	770,833	765,081
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	2,496,639	2,489,064
COMM Mtg. Trust Series 2015-CR25, Class A4 3.76% due 08/10/2048(3)	625,000	624,458
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(3)	1,137,175	1,137,835
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(3)(4)	1,790,000	1,723,036
Consumer Receivables Asset Investment Trust FRS Series 2021-1, Class A1X 3.26% (3 ML+3.00%) due 03/24/2023*	1,670,000	1,650,832
Continental Finance Credit Card LLC Series 2020-1A, Class A 2.24% due 12/15/2028*	990,000	936,195
Corevest American Finance Trust Series 2019-3, Class A 2.71% due 10/15/2052*	741,952	712,798
Corevest American Finance Trust Series 2019-3, Class B 3.16% due 10/15/2052*	1,900,000	1,706,639
Corevest American Finance Trust Series 2019-1, Class B 3.88% due 03/15/2052*	1,025,000	997,737
Credit Acceptance Auto Loan Trust Series 2021-3A, Class C 1.63% due 09/16/2030*	282,000	262,716
Credit Acceptance Auto Loan Trust Series 2020-1A, Class B 2.39% due 04/16/2029*	1,565,000	1,544,333
Credit Suisse First Boston Mtg. Securities Corp. VRS Series 2004-AR2, Class 2A1 2.27% due 03/25/2034(2)(4)	45,080	45,084
Cutwater, Ltd. FRS Series 2015-1A, Class BR 2.84% (3 ML+1.80%) due 01/15/2029*(1)	4,810,000	4,749,428
Cutwater, Ltd. FRS Series 2014-1A, Class BR 3.44% (3 ML+2.40%) due 07/15/2026*(1)	1,155,000	1,147,659
DataBank Issuer LLC Series 2021-1A, Class A2 2.06% due 02/27/2051*	1,250,000	1,145,516
DBWF Mtg. Trust Series 2015-LCM, Class A1 3.00% due 06/10/2034*(3)	635,948	611,547
DBWF Mtg. Trust VRS Series 2015-LCM, Class A2 3.54% due 06/10/2034*(3)(4)	1,000,000	941,833
Diamond Resorts Owner Trust Series 2018-1, Class A 3.70% due 01/21/2031*	253,384	253,263
Drive Auto Receivables Trust Series 2019-1, Class D 4.09% due 06/15/2026	416,264	419,089
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class B 2.59% (3 ML+1.55%) due 04/15/2031*(1)	5,500,000	5,473,974
DSLA Mtg. Loan Trust FRS Series 2004-AR3, Class 2A2A 1.29% (1 ML+0.74%) due 07/19/2044(2)	515,582	488,665
DT Auto Owner Trust Series 2021-2A, Class C 1.10% due 02/16/2027*	940,000	900,662
DT Auto Owner Trust Series 2019-4A, Class C 2.73% due 07/15/2025*	1,014,947	1,016,054
DT Auto Owner Trust Series 2019-2A, Class C 3.18% due 02/18/2025*	258,276	258,639
Exeter Automobile Receivables Trust Series 2020-1A, Class C 2.49% due 01/15/2025*	615,675	616,451
Exeter Automobile Receivables Trust Series 2019-3A, Class D 3.11% due 08/15/2025*	1,650,000	1,647,839
Exeter Automobile Receivables Trust Series 2017-3A, Class C 3.68% due 07/17/2023*	139,475	139,768
Exeter Automobile Receivables Trust Series 2022-2A, Class D 4.56% due 07/17/2028	2,100,000	2,085,649
FirstKey Homes Trust Series 2020-SFR1, Class D 2.24% due 08/17/2037*	1,500,000	1,393,753
FirstKey Homes Trust Series 2020-SFR2, Class E 2.67% due 10/19/2037*	1,500,000	1,381,336
FirstKey Homes Trust Series 2022-SFR1, Class D 5.20% due 05/17/2039*	880,000	871,906
Flagship Credit Auto Trust Series 2019-4, Class D 3.12% due 01/15/2026*	1,900,000	1,873,519
FMC GMSR Issuer Trust VRS Series 2021-GT1, Class A 3.62% due 07/25/2026*(4)	2,200,000	2,029,229
FMC GMSR Issuer Trust VRS Series 2021-SAT1, Class A 3.65% due 02/25/2024*(2)(4)	3,330,000	3,330,000
FMC GMSR Issuer Trust VRS Series 2021-GT2, Class A 3.85% due 10/25/2026*(4)	1,750,000	1,592,657
FMC GMSR Issuer Trust VRS Series 2020-GT1, Class A 4.45% due 01/25/2026*(4)	2,000,000	1,901,837
Foundation Finance Trust Series 2019-1A, Class A 3.86% due 11/15/2034*	223,075	222,721

FTF Funding II Corp. 8.00% due 08/15/2024*(5)	146,217	116,973
GLS Auto Receivables Issuer Trust Series 2021-3A, Class D 1.48% due 07/15/2027*	2,900,000	2,650,307
GoodGreen Trust Series 2019-2A, Class A 2.76% due 04/15/2055*	705,688	661,924
GoodGreen Trust Series 2017-2A, Class A 3.26% due 10/15/2053*	521,078	483,513
GoodGreen Trust Series 2017-1A, Class A 3.74% due 10/15/2052*	108,379	104,526
GoodGreen Trust Series 2017-R1, Class 5.00% due 10/20/2051*(5)	631,040	580,600
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	2,766,411	2,735,849
GSR Mtg. Loan Trust FRS Series 2005-7F, Class 3A1 1.17% (1 ML+0.50%) due 09/25/2035(2)	3,123	3,067
Harbourview CLO VII, Ltd. FRS Series 7RA, Class B 2.74% (3 ML+1.70%) due 07/18/2031*(1)	2,865,000	2,784,794
Headlands Residential LLC Series 2017-RPL1, Class A 3.88% due 11/25/2024*(2)(6)	604,360	599,408
HERO Funding Trust Series 2016-3A, Class A1 3.08% due 09/20/2042*	104,528	102,189
HERO Funding Trust Series 2017-3A, Class A2 3.95% due 09/20/2048*	373,927	366,903
HERO Funding Trust Series 2017-1A, Class A2 4.46% due 09/20/2047*	304,532	303,514
Hilton Grand Vacations Trust Series 2017-AA, Class A 2.66% due 12/26/2028*	63,272	62,477
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(3)	1,180,000	1,160,774
IndyMac INDX Mtg. Loan Trust VRS Series 2005-AR1, Class 1A1 2.62% due 03/25/2035(2)(4)	89,464	87,813
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	4,694,676	4,615,004
JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	5,000,000	4,962,701
JPMorgan Mtg. Trust VRS Series 2003-A1, Class 1A1 2.03% due 10/25/2033(2)(4)	253,737	245,788
Ladder Capital Commercial Mtg. Trust FRS Series 2021-FL2, Class C 2.70% (1 ML+2.15%) due 12/13/2038*	1,072,500	1,059,544
LHOME Mtg. Trust VRS Series 2021-RTL1, Class A1 2.09% due 09/25/2026*(2)(4)	970,000	932,252
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class AS 1.92% (1 ML+1.37%) due 04/15/2034*(3)	656,550	652,800
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class AS 2.05% (1 ML+1.50%) due 05/15/2028*	3,895,000	3,884,811
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class B 2.15% (1 ML+1.60%) due 04/15/2034*(3)	844,650	838,327
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class AS 2.30% (1 ML+1.75%) due 07/15/2036*	3,077,500	3,065,981
LoanCore Issuer, Ltd. FRS Series 2019-CRE3, Class C 2.50% (1 ML+1.95%) due 04/15/2034*(3)	795,150	788,864
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class B 2.55% (1 ML+2.00%) due 07/15/2036*	1,115,000	1,106,263
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class D 3.00% (1 ML+2.45%) due 05/15/2036*	501,000	495,590
LoanCore Issuer, Ltd. FRS Series 2018-CRE1, Class C 3.10% (1 ML+2.55%) due 05/15/2028*	1,025,000	1,023,969
LP LMS Asset Securization Trust Series 2021-1 3.23% due 10/15/2028	1,167,425	1,161,041
Lument Finance Trust, Inc. FRS Series 2021-FL1, Class C 2.50% (1 ML+1.95%) due 06/15/2039*	2,150,000	2,102,410
Madison Park Funding XXIII, Ltd. FRS Series 2017-23A, Class CR 3.22% (3 ML+2.00%) due 07/27/2031*(1)	3,200,273	3,171,720
Mariner Finance Issuance Trust Series 2019-AA, Class B 3.51% due 07/20/2032*	1,075,000	1,052,400
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A 1.54% due 03/20/2026*	1,095,000	1,060,207
Merrill Lynch Mtg. Investors Trust FRS Series 2003-G, Class A2 0.93% (6 ML+0.68%) due 01/25/2029(2)	376,105	373,307
Merrill Lynch Mtg. Investors Trust FRS Series 2003-F, Class A1 1.31% (1 ML+0.64%) due 10/25/2028(2)	172,127	167,700
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class C 2.32% (1 ML+1.81%) due 07/15/2036*(3)	1,348,500	1,329,163

MF1, Ltd. FRS Series 2022-FL8, Class C 2.47% (SOFR30A +2.20%) due 02/19/2037*	1,327,832	1,308,362
MF1, Ltd. FRS Series 2020-FL4, Class AS 2.72% (TSFR1M+2.21%) due 11/15/2035*	1,334,500	1,321,057
MF1, Ltd. FRS Series 2022-FL8, Class D 2.92% (SOFR30A +2.65%) due 02/19/2037*	767,466	754,332
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 2.89% (3 ML+1.65%) due 01/29/2030*(1)	4,114,474	4,092,071
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C21, Class A4 3.34% due 03/15/2048(3)	1,207,415	1,189,008
MRA Issuance Trust FRS Series 2021-EBO5, Class A1X 1.84% (1 ML + 1.75%) due 02/15/2023*(2)	3,400,000	3,344,311
MRA Issuance Trust FRS Series 2021-EBO7, Class A1X 2.86% (1 ML+2.75%) due 02/15/2023*(2)	3,400,000	3,370,087
MRCD Mtg. Trust Series 2019-PARK, Class A 2.72% due 12/15/2036*(3)	1,920,000	1,842,033
MRCD Mtg. Trust Series 2019-PARK, Class D 2.72% due 12/15/2036*(3)	1,242,000	1,148,132
MVW LLC Series 2021-1WA, Class A 1.14% due 01/22/2041*	909,189	840,914
Neuberger Berman CLO XV FRS Series 2013-15A, Class CR2 2.89% (3 ML+1.85%) due 10/15/2029*(1)	1,414,771	1,401,915
Neuberger Berman CLO XXI, Ltd. FRS Series 2016-21A, Class CR2 3.11% (3 ML+2.05%) due 04/20/2034*(1)	1,276,441	1,258,438
NextGear Floorplan Master Owner Trust Series 2019-2A, Class A2 2.07% due 10/15/2024*	1,175,000	1,173,348
NRZ Excess Spread-Collateralized Notes Series 2021-FHT1, Class A 3.10% due 07/25/2026*	3,142,282	2,905,675
NRZ Excess Spread-Collateralized Notes Series 2021-FNT2, Class A 3.23% due 05/25/2026*	1,424,213	1,321,182
NRZ Excess Spread-Collateralized Notes Series 2020-PLS1, Class A 3.84% due 12/25/2025*	1,266,556	1,222,300
Oaktree CLO, Ltd. FRS Series 2019-1A, Class BR 2.89% (3 ML+1.75%) due 04/22/2030*(1)	2,169,250	2,134,989
Oaktree CLO, Ltd. FRS Series 2019-1A, Class CR 3.49% (3 ML+2.35%) due 04/22/2030*(1)	2,324,266	2,304,577
Octane Receivables Trust Series 2021-1A, Class B 1.53% due 04/20/2027*	700,000	639,755
Octane Receivables Trust Series 2021-1A, Class C 2.23% due 11/20/2028*	600,000	549,886
OL SP LLC Series 2018, Class A 4.16% due 02/09/2030	506,624	506,084
Oportun Funding XIV LLC Series 2021-A, Class A 1.21% due 03/08/2028*	600,000	582,172
Oportun Issuance Trust Series 2021-B, Class A 1.47% due 05/08/2031*	1,100,000	1,031,735
P4 SFR Holdco LLC Series 2019-STL, Class A 7.25% due 10/11/2026*(5)	1,100,000	1,100,000
Pagaya AI Debt Selection Trust Series 2021-1, Class A 1.18% due 11/15/2027*	1,929,012	1,898,609
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class A2 1.83% (3 ML+1.35%) due 02/20/2028*(1)	1,890,000	1,883,328
Palmer Square Loan Funding, Ltd. FRS Series 2020-1A, Class B 2.38% (3 ML+1.90%) due 02/20/2028*(1)	1,671,732	1,638,033
Parallel, Ltd. FRS Series 2015-1A, Class C1R 2.81% (3 ML+1.75%) due 07/20/2027*(1)	680,000	676,271
Parallel, Ltd. FRS Series 2015-1A, Class 2R 2.81% (3 ML+1.75%) due 07/20/2027*(1)	730,000	725,647
PFP, Ltd. FRS Series 2021-7, Class B 1.95% (1 ML+1.40%) due 04/14/2038*(3)	486,976	473,948
PFP, Ltd. FRS Series 2021-7, Class C 2.20% (1 ML+1.65%) due 04/14/2038*(3)	852,957	837,499
PRET LLC VRS Series 2021-RN4, Class A1 2.49% due 10/25/2051*(4)	3,456,022	3,275,935
Pretium Mtg. Credit Partners I LLC Series 2021-NPL1, Class A1 2.24% due 09/27/2060*(6)	1,843,047	1,764,027
Progress Residential Trust Series 2021-SFR6, Class E1 2.43% due 07/17/2038*	1,800,000	1,554,817
Progress Residential Trust Series 2022-SFR1, Class E1 3.93% due 02/17/2041*	2,050,000	1,840,985
Progress Residential Trust Series 2022-SFR2, Class E1 4.55% due 04/17/2027	1,500,000	1,393,735
Progress Residential Trust Series 2022-SFR3, Class E1 5.20% due 04/17/2039*	1,615,000	1,583,606
PRPM LLC VRS Series 2021-1, Class A1 2.12% due 01/25/2026*(2)(4)	1,566,153	1,496,457

PRPM LLC VRS Series 2021-2, Class A1 2.12% due 03/25/2026*(2)(4)	1,178,194	1,134,699
Race Point VIII CLO, Ltd. FRS Series 2013-8A, Class AR2 1.52% (3 ML+1.04%) due 02/20/2030*(1)	1,874,927	1,872,035
Ready Capital Mtg. Financing LLC FRS Series 2021-FL7, Class C 2.87% (1 ML+2.20%) due 11/25/2036*(3)	720,000	678,126
Ready Capital Mtg. Financing LLC FRS Series 2021-FL7, Class D 3.62% (1 ML+2.95%) due 11/25/2036*(3)	845,000	826,140
Renew Financial Series 2017-1A, Class A 3.67% due 09/20/2052*	138,347	131,552
Santander Retail Auto Lease Trust Series 2020-A, Class C 2.08% due 03/20/2024*	1,154,000	1,152,976
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class B 2.45% due 03/25/2026*	262,361	262,353
Securitized Term Auto Loan Receivables Trust Series 2019-CRTA, Class C 2.85% due 03/25/2026*	312,576	312,965
Sequoia Mtg. Trust FRS Series 2004-9, Class A1 1.27% (1 ML+0.68%) due 10/20/2034(2)	479,297	458,676
Sequoia Mtg. Trust FRS Series 2003-1, Class 1A 1.35% (1 ML+0.76%) due 04/20/2033(2)	421,542	406,784
SLG Office Trust Series 2021-OVA, Class A 2.59% due 07/15/2041*(3)	2,010,000	1,791,503
Sonoran Auto Receivables Trust Series 2017-1 4.75% due 07/15/2024*(5)	527,521	509,058
Sonoran Auto Receivables Trust Series 2018-1 4.75% due 06/15/2025*(5)	354,677	339,603
Starwood Commercial Mtg., Ltd. FRS Series 2022-FL3, Class B 2.22% (SOFR30A+1.95%) due 11/15/2038*	759,000	749,710
Starwood Commercial Mtg., Ltd. FRS Series 2022-FL3, Class C 2.47% (SOFR30A+2.20%) due 11/15/2038*	1,436,000	1,421,967
Structured Asset Mtg. Investments II Trust FRS Series 2005-AR5, Class A3 1.05% (1 ML+0.50%) due 07/19/2035(2)	233,547	224,256
STWD, Ltd. FRS Series 2021-FL2, Class C 2.65% (1 ML+2.10%) due 04/18/2038*	1,072,500	1,057,815
Synchrony Card Funding LLC Series 2019-A2, Class A 2.34% due 06/15/2025	2,300,000	2,303,384
Thornburg Mtg. Securities Trust VRS Series 2004-4, Class 3A 1.90% due 12/25/2044(2)(4)	62,406	61,575
TICP CLO I-2, Ltd. FRS Series 2018-IA, Class A2 2.71% (3 ML+1.50%) due 04/26/2028*(1)	2,991,269	2,979,857
Toorak Mtg. Corp., Ltd. Series 2019-2, Class A1 3.72% due 09/25/2022(2)(6)	539,048	530,724
Towd Point Mtg. Trust VRS Series 2021-R1, Class A1 2.92% due 11/30/2060*(2)(4)	2,882,604	2,762,198
Tricolor Auto Securitization Trust Series 2020-1A, Class A 4.88% due 11/15/2026*	377,288	377,721
Tricon American Homes Trust Series 2019-SFR1, Class D 3.20% due 03/17/2038*	1,657,000	1,537,295
TVC Mtg. Trust Series 2020-RTL1, Class A1 3.47% due 09/25/2024*(2)	1,679,853	1,676,592
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	5,905,370	5,422,946
UBS Commercial Mtg. Trust Series 2018-C8, Class A4 3.98% due 02/15/2051(3)	2,736,930	2,737,713
Upstart Securitization Trust Series 2021-1, Class A 0.87% due 03/20/2031*	502,087	497,207
Veros Auto Receivables Trust Series 2021-1, Class A 0.92% due 10/15/2026*	529,522	522,474
VM DEBT LLC Series 2019-1 7.50% due 06/15/2024*(5)	1,176,678	1,176,678
VM Master Issuer LLC VRS Series 2022-1, Class A1 5.16% due 05/24/2025*(2)(4)(5)	1,900,000	1,891,640
VOLT C LLC Series 2021-NPL9, Class A1 1.99% due 05/25/2051*(6)	918,073	876,151
VOLT CI LLC Series 2021-NP10, Class A1 1.99% due 05/25/2051*(6)	1,077,198	1,027,384
VOLT LLC Series 2021-NPL1, Class A1 1.89% due 02/27/2051*(6)	727,264	700,778
VOLT LLC Series 2021-NPL2, Class A1 1.89% due 02/27/2051*(6)	2,345,182	2,260,096
VOLT LLC Series 2021-NPL5, Class A1 2.12% due 03/27/2051*(6)	1,403,012	1,358,572
VOLT LLC Series 2021-NPL6, Class A1 2.24% due 04/25/2051*(6)	1,458,801	1,396,465
VOLT LLC Series 2021-NPL4, Class A1 2.24% due 03/27/2051*(6)	1,130,263	1,084,595
VOLT XCIV LLC Series 2021-NPL3, Class A1 2.24% due 02/27/2051*(6)	1,655,360	1,581,683

VOLT XCIX LLC Series 2021-NPL8, Class A1 2.12% due 04/25/2051*(6)	951,679	904,426
Voya CLO, Ltd. FRS Series 2012-4A, Class A2R3 2.49% (3 ML+1.45%) due 10/15/2030*(1)	1,058,177	1,051,319
Voya CLO, Ltd. FRS Series 2012-4A, Class BR3 2.99% (3 ML+1.95%) due 10/15/2030*(1)	446,999	442,686
Voya CLO, Ltd. FRS Series 2012-4A, Class C1R3 4.34% (3 ML+3.30%) due 10/15/2030*(1)	631,645	621,266
VSE VOI Mtg. LLC Series 2018-A, Class A 3.56% due 02/20/2036*	198,553	198,480
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR6, Class 2A1A 1.13% (1 ML+0.46%) due 04/25/2045(2)	22,938	22,474
Wells Fargo Commercial Mtg. Trust Series 2016-C34, Class A4 3.10% due 06/15/2049(3)	1,100,000	1,059,560
Wells Fargo Commercial Mtg. Trust Series 2017-C42, Class A4 3.59% due 12/15/2050(3)	1,910,000	1,871,406
Wells Fargo Commercial Mtg. Trust Series 2016-LC25, Class A4 3.64% due 12/15/2059(3)	5,195,581	5,137,293
Wells Fargo Commercial Mtg. Trust Series 2015-C30, Class A4 3.66% due 09/15/2058(3)	729,000	724,845
Wells Fargo Commercial Mtg. Trust Series 2014-LC16, Class A5 3.82% due 08/15/2050(3)	5,000,000	4,989,531
Wells Fargo Commercial Mtg. Trust Series 2018-C46, Class A4 4.15% due 08/15/2051(3)	690,000	693,862
ZH Trust Series 2021-1, Class A 2.25% due 02/18/2027*(2)	453,621	450,766

Total Asset Backed Securities (cost $342,352,937)		330,794,455

U.S. CORPORATE BONDS & NOTES — 24.4%
Aerospace/Defense — 0.6%
Boeing Co. Senior Notes 1.17% due 02/04/2023	350,000	345,320
Boeing Co. Senior Notes 1.43% due 02/04/2024	715,000	687,213
Boeing Co. Senior Notes 1.95% due 02/01/2024	405,000	393,148
Boeing Co. Senior Notes 2.20% due 02/04/2026	3,651,000	3,330,481
Boeing Co. Senior Notes 2.75% due 02/01/2026	395,000	373,285
Boeing Co. Senior Notes 2.85% due 10/30/2024	1,243,000	1,222,003
Boeing Co. Senior Notes 3.25% due 03/01/2028	429,000	389,218
Boeing Co. Senior Notes 4.88% due 05/01/2025	265,000	268,455
Boeing Co. Senior Notes 5.04% due 05/01/2027	170,000	172,597
Boeing Co. Senior Notes 5.15% due 05/01/2030	1,317,000	1,312,923
Boeing Co. Senior Notes 5.71% due 05/01/2040	1,195,000	1,196,456
Boeing Co. Senior Bonds 5.81% due 05/01/2050	821,000	825,759
Northrop Grumman Corp. Senior Notes 3.25% due 01/15/2028	100,000	96,060
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	51,000	45,696
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	105,000	105,230
Raytheon Technologies Corp. Senior Notes 4.35% due 04/15/2047	50,000	48,204
United Technologies Corp. Senior Notes 3.75% due 11/01/2046	225,000	199,615
United Technologies Corp. Senior Notes 4.15% due 05/15/2045	296,000	277,226
United Technologies Corp. Senior Notes 4.50% due 06/01/2042	225,000	223,440

		11,512,329

Aerospace/Defense-Equipment — 0.2%
Harris Corp. Senior Notes 4.85% due 04/27/2035	200,000	204,033
L3Harris Technologies, Inc. Senior Notes 1.80% due 01/15/2031	410,000	336,750
TransDigm, Inc. Company Guar. Notes 4.63% due 01/15/2029	3,070,000	2,671,453

		3,212,236

Agricultural Operations — 0.0%
Bunge Ltd. Finance Corp. Company Guar. Notes 2.75% due 05/14/2031	805,000	697,609
Cargill, Inc. Senior Notes 3.25% due 03/01/2023*	45,000	45,331

		742,940

Airlines — 0.2%
American Airlines Pass Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	213,581	196,482

American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.65% due 08/15/2030	153,015	145,143
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	210,102	200,068
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-2, Class A 4.00% due 04/29/2026	72,611	71,714
Continental Airlines Pass-Through Trust Pass-Through Certs. Series 2012-1, Class A 4.15% due 10/11/2025	334,219	332,010
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.38% due 08/15/2031	167,399	155,517
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-2, Class AA 2.70% due 11/01/2033	557,605	496,982
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	464,894	417,329
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.50% due 09/01/2031	456,141	422,955
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 3.65% due 07/07/2027	151,204	141,408
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 3.70% due 09/01/2031	650,439	590,868
United Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 4.00% due 10/11/2027	230,212	228,097
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	445,946	436,299
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 02/25/2033	398,590	387,683
United Airlines Pass-Through Trust Pass-Through Certs. Series 2018-1, Class B 4.60% due 09/01/2027	232,711	222,887

		4,445,442

Applications Software — 0.2%
Microsoft Corp. Senior Notes 2.40% due 08/08/2026	200,000	193,673
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	325,000	265,193
Microsoft Corp. Senior Notes 3.04% due 03/17/2062	91,000	72,667
Microsoft Corp. Senior Notes 3.50% due 02/12/2035	137,000	132,827
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	680,000	596,986
SS&C Technologies, Inc. Company Guar. Notes 5.50% due 09/30/2027*	3,065,000	3,003,823

		4,265,169

Auto-Cars/Light Trucks — 0.5%
General Motors Co. Senior Notes 6.13% due 10/01/2025	245,000	258,775
General Motors Financial Co., Inc. Senior Notes 1.20% due 10/15/2024	260,000	244,186
General Motors Financial Co., Inc. Senior Notes 1.25% due 01/08/2026	901,000	806,336
General Motors Financial Co., Inc. Senior Notes 2.35% due 01/08/2031	172,000	139,425
General Motors Financial Co., Inc. Senior Notes 2.70% due 06/10/2031	475,000	394,251
General Motors Financial Co., Inc. Senior Notes 3.80% due 04/07/2025	325,000	321,358
General Motors Financial Co., Inc. Company Guar. Notes 4.35% due 01/17/2027	218,000	215,290
Hyundai Capital America Senior Notes 1.15% due 11/10/2022*	754,000	748,185
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	215,000	193,287
Hyundai Capital America Senior Notes 1.50% due 06/15/2026*	380,000	341,000
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	270,000	248,946
Hyundai Capital America Senior Notes 1.80% due 01/10/2028*	415,000	358,012
Hyundai Capital America Senior Notes 2.38% due 10/15/2027*	1,279,000	1,139,752
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	200,000	188,339
Stellantis Finance US, Inc. Company Guar. Notes 2.69% due 09/15/2031*	398,000	329,502
Volkswagen Group of America Finance LLC Company Guar. Notes 1.63% due 11/24/2027*	355,000	310,288

Volkswagen Group of America Finance LLC Company Guar. Notes 3.20% due 09/26/2026*	1,851,000	1,777,658
Volkswagen Group of America Finance LLC Company Guar. Notes 3.75% due 05/13/2030*	736,000	699,916

		8,714,506

Auto/Truck Parts & Equipment-Original — 0.0%
Lear Corp. Senior Notes 2.60% due 01/15/2032	220,000	181,772

Banks-Commercial — 0.0%
BBVA USA Senior Notes 2.50% due 08/27/2024	375,000	367,567
Citizens Bank NA Senior Notes 3.70% due 03/29/2023	340,000	341,921
Citizens Financial Group, Inc. Sub. Notes 2.64% due 09/30/2032	94,000	77,560
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	53,000	53,554

		840,602

Banks-Fiduciary — 0.0%
Bank of New York Mellon Corp. Sub. Notes 3.30% due 08/23/2029	267,000	253,502
Northern Trust Corp. Sub. Notes 3.38% due 05/08/2032	105,000	100,829

		354,331

Banks-Super Regional — 0.4%
KeyCorp. Senior Notes 4.15% due 10/29/2025	75,000	75,939
Wells Fargo & Co. Senior Notes 2.57% due 02/11/2031	6,334,000	5,551,815
Wells Fargo & Co. Senior Notes 3.20% due 06/17/2027	1,658,000	1,589,532
Wells Fargo & Co. Sub. Notes 4.40% due 06/14/2046	131,000	121,830
Wells Fargo & Co. Sub. Notes 4.90% due 11/17/2045	112,000	109,613

		7,448,729

Beverages-Non-alcoholic — 0.0%
Dr. Pepper Snapple Group, Inc. Company Guar. Notes 3.43% due 06/15/2027	75,000	73,341
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025	27,000	27,591

		100,932

Brewery — 0.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036	943,000	934,706
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 4.63% due 02/01/2044	65,000	62,029
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	540,000	516,810
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	405,000	372,976
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Bonds 4.60% due 06/01/2060	210,000	194,987
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.75% due 04/15/2058	325,000	306,552
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.45% due 01/23/2039	2,597,000	2,764,985
Constellation Brands, Inc. Company Guar. Notes 4.40% due 11/15/2025	145,000	147,684
Constellation Brands, Inc. Company Guar. Notes 5.25% due 11/15/2048	85,000	87,990

		5,388,719

Broadcast Services/Program — 0.1%
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	482,000	362,644
Discovery Communications LLC Company Guar. Notes 4.65% due 05/15/2050	1,355,000	1,168,969
Discovery Communications LLC Company Guar. Notes 5.20% due 09/20/2047	10,000	9,210

		1,540,823

Building & Construction Products-Misc. — 0.2%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,700,000	1,357,722
Standard Industries, Inc. Senior Notes 4.38% due 07/15/2030*	2,275,000	1,897,020

		3,254,742

Building Products-Air & Heating — 0.3%
Carrier Global Corp. Senior Notes 3.58% due 04/05/2050	4,334,000	3,488,006
Lennox International, Inc. Company Guar. Notes 1.70% due 08/01/2027	1,290,000	1,149,672

		4,637,678

Building Products-Cement — 0.1%
CRH America, Inc. Company Guar. Notes 5.13% due 05/18/2045*	200,000	209,309

Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	786,000	686,379
Martin Marietta Materials, Inc. Senior Notes 3.45% due 06/01/2027	646,000	626,926
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	1,177,000	1,117,889

		2,640,503

Building Products-Wood — 0.0%
Masco Corp. Senior Notes 2.00% due 10/01/2030	170,000	138,663
Masco Corp. Senior Notes 6.50% due 08/15/2032	250,000	277,093

		415,756

Building-Residential/Commercial — 0.0%
Lennar Corp. Company Guar. Notes 4.50% due 04/30/2024	185,000	187,787

Cable/Satellite TV — 1.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	2,080,000	1,814,800
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	260,000	190,411
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 03/01/2042	275,000	200,897
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	525,000	371,444
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	510,000	419,014
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	2,451,000	2,495,757
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.25% due 04/01/2053	4,380,000	3,839,222
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	138,000	128,558
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	602,000	635,101
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.83% due 10/23/2055	175,000	184,327
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	494,000	366,102
Comcast Corp. Company Guar. Notes 3.20% due 07/15/2036	300,000	260,521
Comcast Corp. Company Guar. Notes 3.25% due 11/01/2039	1,090,000	925,466
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	273,000	253,666
Comcast Corp. Company Guar. Notes 3.95% due 10/15/2025	318,000	322,128
Comcast Corp. Company Guar. Notes 4.20% due 08/15/2034	630,000	617,681
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	255,000	179,697
Cox Communications, Inc. Senior Notes 3.35% due 09/15/2026*	134,000	130,171
CSC Holdings LLC Company Guar. Notes 4.13% due 12/01/2030*	2,575,000	2,124,375
CSC Holdings LLC Company Guar. Notes 4.50% due 11/15/2031*	2,150,000	1,779,636
Sirius XM Radio, Inc. Company Guar. Notes 4.13% due 07/01/2030*	2,165,000	1,901,065
Sirius XM Radio, Inc. Company Guar. Notes 5.50% due 07/01/2029*	2,290,000	2,202,201
Time Warner Cable LLC Senior Sec. Notes 4.50% due 09/15/2042	2,789,000	2,310,640
Time Warner Cable LLC Senior Sec. Notes 5.50% due 09/01/2041	700,000	660,975

		24,313,855

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.50% due 08/18/2026	540,000	492,465

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.55% due 02/15/2031	4,081,000	3,470,296
T-Mobile USA, Inc. Senior Sec. Notes 4.38% due 04/15/2040	677,000	624,820

		4,095,116

Chemicals-Diversified — 0.0%
Celanese US Holdings LLC Company Guar. Notes 3.50% due 05/08/2024	358,000	356,656
DowDuPont, Inc. Senior Notes 5.32% due 11/15/2038	165,000	173,236

		529,892

Chemicals-Specialty — 0.0%
Albemarle Corp. Senior Notes 5.45% due 12/01/2044	150,000	153,690
International Flavors & Fragrances Co. Company Guar. Notes 3.47% due 12/01/2050*	122,000	94,681
International Flavors & Fragrances, Inc. Senior Notes 1.83% due 10/15/2027*	290,000	255,793
International Flavors & Fragrances, Inc. Senior Notes 5.00% due 09/26/2048	143,000	140,685

		644,849

Coatings/Paint — 0.1%
Axalta Coating Systems LLC Company Guar. Notes 3.38% due 02/15/2029*	1,625,000	1,405,999

Commercial Services — 0.1%
Quanta Services, Inc. Senior Notes 2.35% due 01/15/2032	560,000	456,839
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	710,000	620,214

		1,077,053

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 2.90% due 05/15/2030	125,000	110,163
Global Payments, Inc. Senior Notes 2.90% due 11/15/2031	240,000	206,114
Global Payments, Inc. Senior Notes 3.20% due 08/15/2029	477,000	434,332
S&P Global, Inc. Company Guar. Notes 2.90% due 03/01/2032*	382,000	345,436
S&P Global, Inc. Company Guar. Notes 4.25% due 05/01/2029*	606,000	609,260

		1,705,305

Computer Services — 0.0%
Leidos, Inc. Company Guar. Notes 2.30% due 02/15/2031	235,000	193,812

Computer Software — 0.0%
Citrix Systems, Inc. Senior Notes 1.25% due 03/01/2026	139,000	135,331

Computers — 0.4%
Apple, Inc. Senior Notes 2.70% due 08/05/2051	890,000	687,692
Apple, Inc. Senior Notes 3.45% due 02/09/2045	519,000	464,845
Apple, Inc. Senior Notes 3.85% due 08/04/2046	362,000	344,162
Dell International LLC/EMC Corp. Senior Notes 6.02% due 06/15/2026	963,000	1,017,233
Dell International LLC/EMC Corp. Senior Notes 5.30% due 10/01/2029	4,423,000	4,518,887
Dell International LLC/EMC Corp. Senior Notes 5.45% due 06/15/2023	63,000	64,385
HP, Inc. Senior Notes 3.00% due 06/17/2027	310,000	290,894

		7,388,098

Containers-Paper/Plastic — 0.2%
Crown Americas LLC/Crown Americas Capital Corp. Company Guar. Notes 4.75% due 02/01/2026	2,850,000	2,837,175
Graphic Packaging International LLC Senior Sec. Notes 1.51% due 04/15/2026*	545,000	491,831
Packaging Corp. of America Senior Notes 4.05% due 12/15/2049	385,000	351,565
WRKCo., Inc. Company Guar. Notes 3.75% due 03/15/2025	300,000	301,749
WRKCo., Inc. Company Guar. Notes 3.90% due 06/01/2028	45,000	43,985

		4,026,305

Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc. Senior Notes 2.60% due 04/15/2030	885,000	807,350
GSK Consumer Healthcare Capital US LLC Company Guar. Notes 3.38% due 03/24/2029*	1,339,000	1,264,724
GSK Consumer Healthcare Capital US LLC Company Guar. Notes 3.63% due 03/24/2032*	1,762,000	1,657,244

		3,729,318

Data Processing/Management — 0.2%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	1,317,000	1,143,442
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	180,000	174,466
Fiserv, Inc. Senior Notes 3.50% due 07/01/2029	1,675,000	1,561,413

Fiserv, Inc. Senior Notes 4.40% due 07/01/2049	175,000	158,406

		3,037,727

Diagnostic Equipment — 0.0%
Thermo Fisher Scientific, Inc. Senior Notes 2.00% due 10/15/2031	695,000	585,048

Dialysis Centers — 0.1%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	1,925,000	1,674,750

Distribution/Wholesale — 0.1%
ABC Supply Co., Inc. Senior Sec. Notes 4.00% due 01/15/2028*	980,000	913,850
WW Grainger, Inc. Senior Notes 4.60% due 06/15/2045	104,000	105,688

		1,019,538

Diversified Banking Institutions — 2.8%
Bank of America Corp. Senior Notes 1.66% due 03/11/2027	145,000	131,402
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	290,000	237,233
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	7,967,000	6,739,007
Bank of America Corp. Senior Notes 3.09% due 10/01/2025	390,000	382,233
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	200,000	195,717
Bank of America Corp. Senior Notes 3.42% due 12/20/2028	2,909,000	2,755,361
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	400,000	400,318
Bank of America Corp. Senior Notes 3.71% due 04/24/2028	1,000,000	965,419
Bank of America Corp. Senior Notes 3.97% due 03/05/2029	1,557,000	1,507,217
Bank of America Corp. Sub. Notes 4.25% due 10/22/2026	270,000	269,632
Bank of America Corp. Senior Notes 4.38% due 04/27/2028	705,000	704,330
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	290,000	290,557
Citigroup, Inc. Senior Notes 2.56% due 05/01/2032	910,000	769,070
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	4,965,000	4,319,061
Citigroup, Inc. Senior Notes 3.06% due 01/25/2033	342,000	299,005
Citigroup, Inc. Senior Notes 3.20% due 10/21/2026	194,000	187,424
Citigroup, Inc. Senior Notes 3.52% due 10/27/2028	200,000	190,454
Citigroup, Inc. Senior Notes 3.67% due 07/24/2028	1,380,000	1,328,555
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	800,000	781,560
Citigroup, Inc. Sub. Notes 4.30% due 11/20/2026	540,000	539,144
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	190,000	191,126
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	53,000	52,634
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	506,000	454,820
Goldman Sachs Group, Inc. Senior Notes 1.99% due 01/27/2032	1,250,000	1,011,028
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	365,000	302,029
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	3,000,000	2,608,331
Goldman Sachs Group, Inc. Senior Notes 2.64% due 02/24/2028	599,000	550,943
Goldman Sachs Group, Inc. Senior Notes 3.27% due 09/29/2025	484,000	476,413
Goldman Sachs Group, Inc. Senior Notes 3.69% due 06/05/2028	1,308,000	1,255,570
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	530,000	506,443
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	3,529,000	2,991,573
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	1,708,000	1,502,926
JPMorgan Chase & Co. Senior Notes 3.51% due 01/23/2029	3,928,000	3,735,230
JPMorgan Chase & Co. Senior Notes 4.01% due 04/23/2029	5,046,000	4,927,242
JPMorgan Chase & Co. Senior Notes 4.20% due 07/23/2029	2,175,000	2,138,416
Morgan Stanley Senior Notes 2.19% due 04/28/2026	285,000	268,937

Morgan Stanley Senior Notes 2.51% due 10/20/2032	3,649,000	3,072,059
Morgan Stanley Senior Notes 2.70% due 01/22/2031	272,000	239,306
Morgan Stanley Senior Notes 3.13% due 07/27/2026	183,000	175,470
Morgan Stanley Senior Notes 3.22% due 04/22/2042	705,000	580,570
Morgan Stanley Senior Notes 3.59% due 07/22/2028	533,000	511,019
Morgan Stanley Senior Notes 3.77% due 01/24/2029	278,000	268,316
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	300,000	303,363
Morgan Stanley Senior Notes 4.30% due 01/27/2045	275,000	260,247
Morgan Stanley Sub. Notes 4.35% due 09/08/2026	75,000	75,174
Morgan Stanley Senior Notes 4.43% due 01/23/2030	457,000	452,631
Morgan Stanley Senior Notes 4.46% due 04/22/2039	300,000	291,631
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	119,000	122,236

		52,318,382

Diversified Financial Services — 0.1%
LP LMS Asset Securization Trust Series 2021-2A, Class A 1.75% due 01/15/2029*	1,892,667	1,856,117

Diversified Manufacturing Operations — 0.0%
Eaton Corp. Company Guar. Notes 5.80% due 03/15/2037	300,000	329,004
Parker-Hannifin Corp. Senior Notes 4.10% due 03/01/2047	63,000	57,776
Parker-Hannifin Corp. Senior Notes 4.45% due 11/21/2044	180,000	169,509

		556,289

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	400,000	390,080
Amazon.com, Inc. Senior Notes 3.95% due 04/13/2052	655,000	629,781

		1,019,861

E-Commerce/Services — 0.2%
Match Group Holdings II LLC Senior Notes 3.63% due 10/01/2031*	1,625,000	1,361,116
MercadoLibre, Inc. Company Guar. Notes 3.13% due 01/14/2031	2,583,000	2,094,193
Priceline Group, Inc. Senior Notes 2.75% due 03/15/2023	214,000	214,881

		3,670,190

Electric-Distribution — 0.1%
Commonwealth Edison Co. 1st Mtg. Notes 3.65% due 06/15/2046	121,000	106,780
Delmarva Power & Light Co. 1st Mtg. Bonds 4.15% due 05/15/2045	190,000	174,626
Entergy Louisiana LLC 1st Mtg. Notes 2.90% due 03/15/2051	240,000	184,867
Entergy Louisiana LLC Collateral Trust Bonds 3.05% due 06/01/2031	145,000	133,362
Mid-Atlantic Interstate Transmission LLC Senior Notes 4.10% due 05/15/2028*	140,000	136,922
New England Power Co. Senior Notes 3.80% due 12/05/2047*	140,000	121,807
New York State Electric & Gas Corp. Senior Notes 3.25% due 12/01/2026*	113,000	109,923
Oklahoma Gas and Electric Co. Senior Notes 0.55% due 05/26/2023	345,000	337,486

		1,305,773

Electric-Generation — 0.1%
Fells Point Funding Trust Senior Notes 3.05% due 01/31/2027*	1,215,000	1,143,671
Tri-State Generation & Transmission Association, Inc. 1st Mtg. Notes 4.25% due 06/01/2046	103,000	96,417

		1,240,088

Electric-Integrated — 1.6%
Alabama Power Co. Senior Notes 3.75% due 03/01/2045	50,000	43,070
Alabama Power Co. Senior Notes 4.10% due 01/15/2042	63,000	56,967
Alabama Power Co. Senior Notes 5.70% due 02/15/2033	100,000	111,166
Ameren Illinois Co. 1st Mtg. Bonds 3.25% due 03/15/2050	400,000	326,349
Baltimore Gas & Electric Co. Senior Notes 2.80% due 08/15/2022	450,000	450,522
Baltimore Gas & Electric Co. Senior Notes 3.20% due 09/15/2049	230,000	184,037
Berkshire Hathaway Energy Co. Senior Notes 3.50% due 02/01/2025	180,000	180,041

CenterPoint Energy, Inc. Senior Notes 1.45% due 06/01/2026	460,000	418,794
Cleveland Electric Illuminating Co. Senior Notes 3.50% due 04/01/2028*	286,000	269,502
Cleveland Electric Illuminating Co. Senior Notes 5.95% due 12/15/2036	100,000	107,669
CMS Energy Corp. Senior Notes 2.95% due 02/15/2027	116,000	109,080
DTE Electric Co. General Refunding Mtg. 3.70% due 03/15/2045	111,000	97,380
Duke Energy Carolinas LLC Company Guar. Notes 6.00% due 12/01/2028	200,000	220,248
Duke Energy Corp. Senior Notes 3.75% due 04/15/2024	180,000	181,281
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	705,000	585,854
Duke Energy Indiana LLC Senior Notes 6.12% due 10/15/2035	100,000	109,884
Duke Energy Progress LLC 1st Mtg. Notes 2.90% due 08/15/2051	320,000	247,312
Duke Energy Progress LLC 1st Mtg. Notes 4.15% due 12/01/2044	180,000	168,401
Duquesne Light Holdings, Inc. Senior Notes 2.53% due 10/01/2030*	350,000	296,692
Duquesne Light Holdings, Inc. Senior Notes 3.62% due 08/01/2027*	400,000	384,269
Edison International Senior Notes 3.55% due 11/15/2024	734,000	725,514
Emera US Finance LP Company Guar. Notes 4.75% due 06/15/2046	320,000	300,344
Entergy Arkansas LLC 1st Mtg. Notes 2.65% due 06/15/2051	590,000	427,652
Entergy Arkansas LLC 1st Mtg. Bonds 3.50% due 04/01/2026	88,000	87,449
Evergy Metro, Inc. Senior Notes 4.20% due 03/15/2048	100,000	94,902
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	450,000	412,997
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	200,000	200,000
Exelon Generation Co. LLC Senior Notes 5.75% due 10/01/2041	325,000	322,239
FirstEnergy Corp. Senior Notes 2.65% due 03/01/2030	2,230,000	1,891,107
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	1,244,000	926,780
FirstEnergy Corp. Senior Notes 5.35% due 07/15/2047	2,954,000	2,761,104
Florida Power & Light Co. 1st Mtg. Notes 3.25% due 06/01/2024	450,000	452,127
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	2,876,000	2,529,065
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	245,000	246,015
Jersey Central Power & Light Co. Senior Notes 6.15% due 06/01/2037	100,000	112,213
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	241,000	211,557
MidAmerican Energy Co. 1st Mtg. Notes 3.50% due 10/15/2024	686,000	690,533
Midamerican Energy Holdings Co. Senior Notes 6.13% due 04/01/2036	176,000	200,099
Nevada Power Co. General Refunding Mtg. 5.38% due 09/15/2040	96,000	102,156
Niagara Mohawk Power Corp. Senior Notes 1.96% due 06/27/2030*	450,000	376,261
Niagara Mohawk Power Corp. Senior Notes 3.51% due 10/01/2024*	360,000	356,643
OGE Energy Corp. Senior Notes 0.70% due 05/26/2023	285,000	277,293
Ohio Power Co. Senior Bonds 2.90% due 10/01/2051	335,000	247,372
Pacific Gas & Electric Co 1st Mtg. Notes 3.75% due 08/15/2042	75,000	55,179
Pacific Gas & Electric Co. Senior Sec. Notes 1.37% due 03/10/2023	610,000	601,115
Pacific Gas & Electric Co. 1st Mtg. Notes 1.70% due 11/15/2023	350,000	340,006
Pacific Gas & Electric Co. 1st Mtg. Notes 1.75% due 06/16/2022	810,000	809,449
Pacific Gas & Electric Co. 1st Mtg. Notes 2.95% due 03/01/2026	185,000	171,335
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.00% due 06/15/2028	1,428,000	1,277,881
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.25% due 02/16/2024	1,000,000	986,798
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	3,970,000	2,899,690

Pacific Gas & Electric Co. 1st Mtg. Notes 3.45% due 07/01/2025	290,000	278,161
Pacific Gas & Electric Co. 1st Mtg. Notes 4.30% due 03/15/2045	130,000	100,963
Pacific Gas & Electric Co. 1st Mtg. Notes 4.45% due 04/15/2042	420,000	339,831
Pepco Holdings LLC Senior Notes 7.45% due 08/15/2032	119,000	140,611
PPL Electric Utilities Corp. 1st Mtg. Bonds 4.13% due 06/15/2044	270,000	251,538
Progress Energy, Inc. Senior Notes 7.00% due 10/30/2031	150,000	175,567
Public Service Co. of Colorado 1st Mtg. Bonds 3.55% due 06/15/2046	53,000	45,773
Public Service Co. of Oklahoma Senior Notes Series G 6.63% due 11/15/2037	450,000	521,387
Public Service Electric & Gas Co. 1st Mtg. Notes 2.25% due 09/15/2026	70,000	66,186
Public Service Electric & Gas Co. 1st Mtg. Notes 3.00% due 05/15/2025	208,000	204,132
Public Service Electric & Gas Co. 1st Mtg. Notes 5.70% due 12/01/2036	100,000	111,456
San Diego Gas & Electric Co. 1st Mtg. Notes 2.95% due 08/15/2051	445,000	346,768
Southern California Edison Co. 1st Mtg. Notes Class B 3.65% due 03/01/2028	200,000	192,144
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	350,000	306,154
Southern California Edison Co. 1st Mtg. Notes Class 05-B 5.55% due 01/15/2036	100,000	105,371
Southwestern Electric Power Co. Senior Notes Class J 3.90% due 04/01/2045	110,000	93,214
Southwestern Public Service Co. 1st Mtg. Notes 4.50% due 08/15/2041	100,000	98,071
Virginia Electric & Power Co. Senior Notes 4.45% due 02/15/2044	180,000	177,014
Wisconsin Electric Power Co. Senior Notes 3.10% due 06/01/2025	110,000	108,834
Wisconsin Energy Corp. Senior Notes 3.55% due 06/15/2025	55,000	54,442
Xcel Energy, Inc. Senior Notes 3.35% due 12/01/2026	220,000	215,327

		29,574,337

Electric-Transmission — 0.1%
AEP Transmission Co. LLC Senior Notes 3.15% due 09/15/2049	95,000	74,508
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	350,000	350,588
ITC Holdings Corp. Senior Notes 2.95% due 05/14/2030*	210,000	189,938
Oncor Electric Delivery Co. LLC Senior Sec. Notes 3.10% due 09/15/2049	425,000	344,394
Pennsylvania Electric Co. Senior Notes 3.25% due 03/15/2028*	75,000	70,198

		1,029,626

Electronic Components-Semiconductors — 0.7%
Broadcom, Inc. Company Guar. Notes 1.95% due 02/15/2028*	1,200,000	1,039,883
Broadcom, Inc. Senior Notes 3.14% due 11/15/2035*	2,538,000	2,053,352
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	2,581,000	2,041,265
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	2,079,000	1,767,221
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	1,146,000	1,086,907
Broadcom, Inc. Senior Notes 4.93% due 05/15/2037*	1,552,000	1,450,705
Microchip Technology, Inc. Senior Sec. Notes 0.97% due 02/15/2024	615,000	586,298
Microchip Technology, Inc. Senior Sec. Notes 0.98% due 09/01/2024*	750,000	703,908
TSMC Arizona Corp. Company Guar. Notes 4.50% due 04/22/2052	335,000	335,969
Xilinx, Inc. Company Guar. Notes 2.38% due 06/01/2030	1,283,000	1,135,200

		12,200,708

Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc. Senior Notes 2.95% due 02/15/2032	2,600,000	2,228,918
Arrow Electronics, Inc. Senior Notes 3.25% due 09/08/2024	44,000	43,522
Arrow Electronics, Inc. Senior Notes 3.88% due 01/12/2028	133,000	130,047

		2,402,487

Enterprise Software/Service — 0.2%
Oracle Corp. Senior Notes 2.30% due 03/25/2028	1,415,000	1,233,796
Oracle Corp. Senior Notes 2.40% due 09/15/2023	122,000	120,884
Oracle Corp. Senior Notes 2.50% due 05/15/2022	361,000	361,113
Oracle Corp. Senior Notes 2.50% due 10/15/2022	450,000	450,204
Oracle Corp. Senior Notes 2.95% due 05/15/2025	600,000	580,823
Oracle Corp. Senior Notes 3.80% due 11/15/2037	200,000	164,157
Oracle Corp. Senior Notes 3.85% due 07/15/2036	54,000	45,494
Oracle Corp. Senior Notes 3.90% due 05/15/2035	46,000	39,809
Oracle Corp. Senior Notes 4.30% due 07/08/2034	81,000	73,244
Oracle Corp. Senior Notes 4.38% due 05/15/2055	200,000	157,296
Workday, Inc. Senior Notes 3.50% due 04/01/2027	563,000	549,297

		3,776,117

Entertainment Software — 0.0%
Activision Blizzard Inc Senior Notes 1.35% due 09/15/2030	487,000	396,904

Finance-Credit Card — 0.0%
Capital One Financial Corp. Senior Notes 2.62% due 11/02/2032	475,000	398,990
Capital One Financial Corp. Senior Notes 3.20% due 02/05/2025	105,000	103,246
Capital One Financial Corp. Sub. Notes 4.20% due 10/29/2025	100,000	99,800

		602,036

Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp. Company Guar. Notes 3.80% due 08/24/2027	4,105,000	4,000,369
E*TRADE Financial Corp. Company Guar. Notes 4.50% due 06/20/2028	1,523,000	1,533,377
LPL Holdings, Inc. Company Guar. Notes 4.00% due 03/15/2029*	2,938,000	2,673,580

		8,207,326

Finance-Leasing Companies — 0.2%
Air Lease Corp. Senior Notes 2.88% due 01/15/2026	500,000	468,019
Air Lease Corp. Senior Notes 3.25% due 03/01/2025	194,000	187,940
Air Lease Corp. Senior Notes 3.25% due 10/01/2029	775,000	687,712
Air Lease Corp. Senior Notes 3.38% due 07/01/2025	344,000	332,131
Air Lease Corp. Senior Notes 3.75% due 06/01/2026	244,000	234,813
Aviation Capital Group LLC Senior Notes 3.88% due 05/01/2023*	350,000	349,228
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	524,000	532,092
International Lease Finance Corp. Senior Notes 5.88% due 08/15/2022	150,000	151,222

		2,943,157

Finance-Other Services — 0.0%
GTP Acquisition Partners I LLC Senior Sec. Notes 3.48% due 06/15/2050*	171,000	169,231
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	594,000	512,229

		681,460

Food-Baking — 0.0%
Bimbo Bakeries USA, Inc. Company Guar. Notes 4.00% due 05/17/2051*	445,000	381,152

Food-Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 3.00% due 10/15/2030*	730,000	633,439
Tyson Foods, Inc. Senior Notes 5.15% due 08/15/2044	195,000	199,876

		833,315

Food-Misc./Diversified — 0.1%
Campbell Soup Co. Senior Bonds 3.13% due 04/24/2050	145,000	107,921
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	105,000	104,643
Kraft Heinz Foods Co. Company Guar. Notes 4.38% due 06/01/2046	304,000	266,773
Kraft Heinz Foods Co. Company Guar. Notes 4.63% due 10/01/2039	400,000	370,990
McCormick & Co., Inc. Senior Notes 2.50% due 04/15/2030	751,000	665,220

		1,515,547

Food-Retail — 0.1%
Kroger Co. Senior Notes 4.00% due 02/01/2024	540,000	545,934
Kroger Co. Senior Bonds 5.00% due 04/15/2042	400,000	407,778

		953,712

Gas-Distribution — 0.4%
AGL Capital Corp. Company Guar. Notes 3.25% due 06/15/2026	85,000	82,882
Atmos Energy Corp. Senior Notes 0.63% due 03/09/2023	195,000	191,603
Atmos Energy Corp. Senior Notes 4.13% due 10/15/2044	270,000	252,025
Boston Gas Co. Senior Notes 3.15% due 08/01/2027*	3,510,000	3,310,030
Brooklyn Union Gas Co. Senior Notes 4.27% due 03/15/2048*	250,000	219,489
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	360,000	284,238
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	245,000	220,815
NiSource, Inc. Senior Notes 3.60% due 05/01/2030	2,196,000	2,055,202
Southern California Gas Co. 1st Mtg. Notes 2.55% due 02/01/2030	666,000	591,178
Southern Co. Gas Capital Corp. Company Guar. Notes 2.45% due 10/01/2023	58,000	57,456
Southern Co. Gas Capital Corp. Company Guar. Bonds 3.15% due 09/30/2051	295,000	221,537
Southern Co. Gas Capital Corp. Company Guar. Notes 3.95% due 10/01/2046	71,000	60,903

		7,547,358

Hotels/Motels — 0.1%
Hilton Domestic Operating Co., Inc. Company Guar. Notes 3.63% due 02/15/2032*	1,075,000	910,385
Marriott International, Inc. Senior Notes 3.50% due 10/15/2032	1,699,000	1,519,342

		2,429,727

Independent Power Producers — 0.3%
Alexander Funding Trust Senior Sec. Notes 1.84% due 11/15/2023*	500,000	479,961
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	2,655,000	2,236,837
Clearway Energy Operating LLC Company Guar. Notes 4.75% due 03/15/2028*	2,225,000	2,102,625
NRG Energy, Inc. Senior Sec. Notes 2.00% due 12/02/2025*	355,000	330,114
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	395,000	350,202
NRG Energy, Inc. Senior Sec. Notes 4.45% due 06/15/2029*	300,000	287,710

		5,787,449

Insurance Brokers — 0.5%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	3,568,000	3,481,318
Brown & Brown, Inc. Senior Notes 2.38% due 03/15/2031	910,000	754,970
Brown & Brown, Inc. Senior Notes 4.95% due 03/17/2052	2,155,000	2,074,429
Marsh & McLennan Cos., Inc. Senior Notes 4.20% due 03/01/2048	2,167,000	2,068,804

		8,379,521

Insurance-Life/Health — 0.2%
Athene Global Funding Sec. Notes 0.95% due 01/08/2024*	456,000	435,203
Athene Global Funding Sec. Notes 1.45% due 01/08/2026*	470,000	426,447
Athene Global Funding Sec. Notes 2.50% due 01/14/2025*	129,000	123,559
Athene Global Funding Sec. Notes 2.75% due 06/25/2024*	180,000	175,720
Athene Global Funding Sec. Notes 2.95% due 11/12/2026*	1,125,000	1,059,001
F&G Global Funding Sec. Notes 1.75% due 06/30/2026*	380,000	346,640
Jackson National Life Global Funding Senior Sec. Notes 3.25% due 01/30/2024*	172,000	171,502
Northwestern Mutual Global Funding Senior Sec. Notes 1.70% due 06/01/2028*	405,000	359,667
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	249,000	217,355
Principal Financial Group, Inc. Company Guar. Notes 3.13% due 05/15/2023	100,000	100,196
Prudential Insurance Co. of America Sub. Notes 8.30% due 07/01/2025*	200,000	225,121
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	200,000	189,248

		3,829,659

Insurance-Multi-line — 0.1%
American Financial Group, Inc. Senior Notes 3.50% due 08/15/2026	300,000	297,017
Guardian Life Insurance Co. of America Sub. Notes 4.85% due 01/24/2077*	63,000	62,043
Hartford Financial Services Group, Inc. Senior Notes 2.80% due 08/19/2029	888,000	802,390
Hartford Financial Services Group, Inc. Senior Notes 4.30% due 04/15/2043	260,000	241,021
Metropolitan Life Global Funding I Senior Sec. Notes 3.00% due 01/10/2023*	326,000	327,197

		1,729,668

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	100,000	100,824
Liberty Mutual Group, Inc. Company Guar. Notes 4.57% due 02/01/2029*	350,000	355,448
New York Life Global Funding Sec. Notes 3.00% due 01/10/2028*	162,000	155,300
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	305,000	277,977

		889,549

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	630,000	631,457
Assurant, Inc. Senior Notes 4.20% due 09/27/2023	305,000	309,031
Hanover Insurance Group, Inc. Senior Notes 2.50% due 09/01/2030	250,000	212,719
OneBeacon US Holdings, Inc. Company Guar. Notes 4.60% due 11/09/2022	300,000	302,283

		1,455,490

Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 2.85% due 10/15/2050	738,000	561,772
Berkshire Hathaway Finance Corp. Company Guar. Notes 3.85% due 03/15/2052	410,000	366,085

		927,857

Investment Companies — 0.0%
Blackstone Secured Lending Fund Senior Notes 3.65% due 07/14/2023	390,000	390,662

Investment Management/Advisor Services — 0.1%
Blackstone Holdings Finance Co. LLC Company Guar. Notes 4.45% due 07/15/2045*	110,000	103,870
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	1,428,000	1,484,873

		1,588,743

Machinery-Construction & Mining — 0.0%
Caterpillar, Inc. Senior Notes 6.05% due 08/15/2036	100,000	117,711

Machinery-Electrical — 0.1%
BWX Technologies, Inc. Company Guar. Notes 4.13% due 06/30/2028*	1,173,000	1,087,957

Machinery-Farming — 0.0%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	539,000	545,723

Machinery-General Industrial — 0.3%
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	1,941,000	1,704,036
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	3,564,000	3,606,957

		5,310,993

Machinery-Pumps — 0.0%
Xylem, Inc. Senior Notes 3.25% due 11/01/2026	49,000	48,089

Medical Instruments — 0.2%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	556,000	478,894
Alcon Finance Corp. Company Guar. Notes 2.75% due 09/23/2026*	716,000	682,119
Alcon Finance Corp. Company Guar. Notes 3.00% due 09/23/2029*	1,740,000	1,576,909
Boston Scientific Corp. Senior Notes 4.55% due 03/01/2039	98,000	96,105

		2,834,027

Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Senior Notes 3.45% due 06/01/2026	56,000	55,102

Medical Products — 0.0%
Zimmer Biomet Holdings, Inc. Senior Notes 2.60% due 11/24/2031	583,000	499,858

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 2.20% due 02/21/2027	265,000	245,504
Baxalta, Inc. Company Guar. Notes 5.25% due 06/23/2045	14,000	14,636
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	289,000	239,931
Gilead Sciences, Inc. Senior Notes 2.60% due 10/01/2040	605,000	454,548

Regeneron Pharmaceuticals, Inc. Senior Notes 1.75% due 09/15/2030	900,000	731,937

		1,686,556

Medical-Drugs — 0.3%
AbbVie, Inc. Senior Notes 2.80% due 03/15/2023	300,000	300,288
AbbVie, Inc. Senior Notes 3.20% due 11/21/2029	794,000	739,617
AbbVie, Inc. Senior Notes 3.85% due 06/15/2024	230,000	232,035
AbbVie, Inc. Senior Notes 4.05% due 11/21/2039	784,000	718,967
AbbVie, Inc. Senior Notes 4.40% due 11/06/2042	275,000	261,553
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	420,000	415,574
Bristol-Myers Squibb Co. Senior Notes 3.90% due 02/20/2028	325,000	327,742
Bristol-Myers Squibb Co. Senior Notes 4.13% due 06/15/2039	241,000	234,993
Bristol-Myers Squibb Co. Senior Notes 4.55% due 02/20/2048	121,000	121,972
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	2,540,000	2,353,640
Zoetis, Inc. Senior Notes 2.00% due 05/15/2030	370,000	319,573

		6,025,954

Medical-Generic Drugs — 0.1%
Utah Acquisition Sub, Inc. Company Guar. Notes 3.95% due 06/15/2026	139,000	135,060
Viatris, Inc. Company Guar. Notes 2.30% due 06/22/2027	1,157,000	1,024,756

		1,159,816

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.10% due 03/01/2028	105,000	105,028
Anthem, Inc. Senior Notes 4.65% due 08/15/2044	180,000	177,303
UnitedHealth Group, Inc. Senior Notes 3.10% due 03/15/2026	201,000	198,132
UnitedHealth Group, Inc. Senior Notes 3.25% due 05/15/2051	345,000	286,198
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	420,000	379,004
UnitedHealth Group, Inc. Senior Notes 4.63% due 07/15/2035	260,000	267,095

		1,412,760

Medical-Hospitals — 0.8%
Bon Secours Mercy Health, Inc. Sec. Bonds 3.21% due 06/01/2050	400,000	318,250
Children’s Hospital Corp. Company Guar. Notes 2.59% due 02/01/2050	270,000	196,186
Children’s Hospital Corp. Notes 2.93% due 07/15/2050	340,000	247,982
CommonSpirit Health Senior Sec. Notes 1.55% due 10/01/2025	275,000	255,112
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	275,000	243,255
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	275,000	240,542
Cottage Health Obligated Group Sec. Notes 3.30% due 11/01/2049	320,000	269,282
Hackensack Meridian Health, Inc. Sec. Notes 2.68% due 09/01/2041	760,000	598,819
Hackensack Meridian Health, Inc. Sec. Bonds 2.88% due 09/01/2050	400,000	309,487
Hartford HealthCare Corp. Senior Notes 3.45% due 07/01/2054	700,000	599,099
HCA, Inc. Senior Sec. Notes 3.50% due 07/15/2051	290,000	215,782
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	2,177,000	2,087,059
HCA, Inc. Senior Sec. Bonds 4.38% due 03/15/2042*	1,780,000	1,550,548
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	1,173,000	1,027,019
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	335,000	323,200
HCA, Inc. Senior Sec. Notes 5.25% due 06/15/2026	1,365,000	1,406,570
HCA, Inc. Senior Sec. Notes 5.50% due 06/15/2047	235,000	231,268
Memorial Health Services Senior Notes 3.45% due 11/01/2049	620,000	534,112
MultiCare Health System Notes 2.80% due 08/15/2050	235,000	178,719
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	594,000	533,787

NYU Langone Hospitals Sec. Notes 3.38% due 07/01/2055	270,000	210,152
Piedmont Healthcare, Inc. Sec. Bonds 2.86% due 01/01/2052	460,000	339,510
Providence St. Joseph Health Obligated Group Notes 2.75% due 10/01/2026	84,000	80,809
Texas Health Resources Senior Bonds 2.33% due 11/15/2050	220,000	149,464
Texas Health Resources Sec. Notes 4.33% due 11/15/2055	400,000	409,494
Tower Health Sec. Notes 4.45% due 02/01/2050	3,152,000	2,364,000
Universal Health Services, Inc. Senior Sec. Notes 2.65% due 10/15/2030*	675,000	567,894
Yale-New Haven Health Services Corp. Sec. Notes 2.50% due 07/01/2050	390,000	280,368

		15,767,769

Medical-Outpatient/Home Medical — 0.0%
MidMichigan Health Sec. Notes 3.41% due 06/01/2050	155,000	121,610

Metal Processors & Fabrication — 0.0%
Precision Castparts Corp. Senior Notes 4.20% due 06/15/2035	150,000	148,788
Precision Castparts Corp. Senior Notes 4.38% due 06/15/2045	100,000	97,798

		246,586

Metal-Aluminum — 0.1%
Novelis Corp. Company Guar. Notes 3.25% due 11/15/2026*	411,000	375,017
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	1,439,000	1,233,942

		1,608,959

Metal-Diversified — 0.2%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	1,260,000	1,059,262
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	2,121,000	1,811,835
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	1,333,000	1,341,558

		4,212,655

Motion Pictures & Services — 0.3%
Magallanes, Inc. Company Guar. Bonds 5.05% due 03/15/2042*	2,922,000	2,661,348
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	2,618,000	2,350,015
Magallanes, Inc. Company Guar. Bonds 5.39% due 03/15/2062*	1,048,000	933,161

		5,944,524

Multimedia — 0.0%
CBS Corp. Senior Notes 2.90% due 01/15/2027	285,000	268,514
Walt Disney Co. Company Guar. Notes 3.70% due 10/15/2025	540,000	544,261

		812,775

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 3.00% due 02/15/2031*	4,445,000	3,700,462

Non-Profit Charity — 0.0%
Ford Foundation Notes 2.82% due 06/01/2070	175,000	125,189

Oil Companies-Exploration & Production — 0.3%
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	225,000	236,781
Diamondback Energy, Inc. Company Guar. Notes 3.25% due 12/01/2026	280,000	272,417
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	1,057,000	952,039
Diversified ABS Phase III LLC Notes 4.88% due 04/28/2039(5)	2,853,546	2,853,546
EOG Resources, Inc. Senior Notes 4.15% due 01/15/2026	100,000	102,083
EQT Corp. Senior Notes 3.90% due 10/01/2027	201,000	192,451
Pioneer Natural Resources Co. Senior Notes 1.90% due 08/15/2030	520,000	431,147

		5,040,464

Oil Companies-Integrated — 0.1%
BP Capital Markets America, Inc. Company Guar. Notes 2.77% due 11/10/2050	450,000	325,885
BP Capital Markets America, Inc. Company Guar. Notes 2.94% due 06/04/2051	500,000	371,628
BP Capital Markets America, Inc. Company Guar. Notes 3.02% due 01/16/2027	300,000	289,046
Chevron USA, Inc. Company Guar. Notes 3.25% due 10/15/2029	280,000	269,663
Eni USA, Inc. Company Guar. Notes 7.30% due 11/15/2027	200,000	227,114
Exxon Mobil Corp. Senior Notes 3.00% due 08/16/2039	410,000	346,001

Exxon Mobil Corp. Senior Notes 3.10% due 08/16/2049	510,000	412,982
Exxon Mobil Corp. Senior Notes 4.11% due 03/01/2046	183,000	174,790

		2,417,109

Oil Refining & Marketing — 0.2%
HF Sinclair Corp. Senior Notes 2.63% due 10/01/2023*	490,000	479,579
HF Sinclair Corp. Senior Notes 5.88% due 04/01/2026*	265,000	272,280
Marathon Petroleum Corp. Senior Notes 4.70% due 05/01/2025	251,000	254,872
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	2,160,000	1,990,132
Marathon Petroleum Corp. Senior Notes 5.85% due 12/15/2045	974,000	986,957
Valero Energy Corp. Senior Notes 2.15% due 09/15/2027	410,000	371,156

		4,354,976

Oil-Field Services — 0.0%
Baker Hughes Holdings LLC Senior Notes 5.13% due 09/15/2040	150,000	155,194
Halliburton Co. Senior Notes 3.80% due 11/15/2025	9,000	9,057
Halliburton Co. Senior Notes 4.85% due 11/15/2035	85,000	85,960
Schlumberger Holdings Corp. Senior Notes 3.90% due 05/17/2028*	227,000	220,243

		470,454

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 8.70% due 06/15/2038	100,000	134,969

Petrochemicals — 0.0%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 5.13% due 04/01/2025*	700,000	728,038

Pharmacy Services — 0.1%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	75,000	75,342
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	1,244,000	1,261,756
CVS Pass-Through Trust Pass-Through Certs. Series 2013 4.70% due 01/10/2036*	221,557	222,099
CVS Pass-Through Trust Pass-Through Certs. 7.51% due 01/10/2032*	187,540	216,370
CVS Pass-Through Trust Pass-Through Certs. Series 2009 8.35% due 07/10/2031*	252,286	295,836

		2,071,403

Physicians Practice Management — 0.3%
Toledo Hospital Sec. Notes 5.33% due 11/15/2028	3,425,000	3,540,290
Toledo Hospital Senior Sec. Notes 5.75% due 11/15/2038	1,296,000	1,381,132

		4,921,422

Pipelines — 1.6%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	300,000	265,918
Buckeye Partners LP Senior Notes 5.85% due 11/15/2043	260,000	207,350
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	479,000	423,061
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 2.74% due 12/31/2039	2,059,000	1,678,484
Cheniere Energy Partners LP Company Guar. Notes 4.50% due 10/01/2029	1,495,000	1,431,462
Eastern Gas Transmission & Storage, Inc. Senior Notes 3.90% due 11/15/2049*	423,000	354,044
Energy Transfer LP Senior Notes 4.15% due 09/15/2029	272,000	258,126
Energy Transfer LP Senior Notes 4.40% due 03/15/2027	1,555,000	1,543,512
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	98,000	99,236
Energy Transfer LP Senior Notes 4.95% due 05/15/2028	150,000	149,821
Energy Transfer LP Senior Notes 4.95% due 01/15/2043	567,000	498,128
Energy Transfer LP Senior Notes 5.50% due 06/01/2027	69,000	71,494
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	677,000	689,761
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	690,000	508,218
Enterprise Products Operating LLC Company Guar. Notes 4.95% due 10/15/2054	180,000	174,403

EQM Midstream Partners LP Senior Notes 5.50% due 07/15/2028	350,000	334,250
Flex Intermediate Holdco LLC Senior Sec. Notes 3.36% due 06/30/2031*	715,000	628,593
Flex Intermediate Holdco LLC Senior Sec. Notes 4.32% due 12/30/2039*	280,000	234,118
Gray Oak Pipeline LLC Senior Notes 2.00% due 09/15/2023*	265,000	259,387
Gray Oak Pipeline LLC Senior Notes 2.60% due 10/15/2025*	1,345,000	1,273,492
Kinder Morgan Energy Partners LP Company Guar. Notes 5.40% due 09/01/2044	1,611,000	1,564,198
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	103,000	100,737
Magellan Midstream Partners LP Senior Notes 6.40% due 05/01/2037	210,000	238,688
MPLX LP Senior Notes 4.95% due 03/14/2052	3,458,000	3,167,719
NGPL PipeCo LLC Senior Notes 3.25% due 07/15/2031*	410,000	356,618
ONEOK Partners LP Company Guar. Notes 3.38% due 10/01/2022	40,000	40,063
ONEOK Partners LP Company Guar. Notes 5.00% due 09/15/2023	90,000	91,464
ONEOK Partners LP Company Guar. Notes 6.65% due 10/01/2036	240,000	256,399
ONEOK, Inc. Company Guar. Notes 5.20% due 07/15/2048	2,261,000	2,155,142
ONEOK, Inc. Company Guar. Notes 7.50% due 09/01/2023	559,000	583,585
Phillips 66 Partners LP Senior Notes 3.15% due 12/15/2029	250,000	231,178
Phillips 66 Partners LP Senior Notes 3.55% due 10/01/2026	49,000	47,771
Phillips 66 Partners LP Senior Notes 4.90% due 10/01/2046	106,000	105,322
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	4,937,000	4,501,924
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	820,000	685,206
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	1,021,000	1,002,348
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	1,042,000	1,034,975
Southern Natural Gas Co. LLC Senior Notes 4.80% due 03/15/2047*	102,000	97,111
Southern Natural Gas Co. LLC Senior Notes 8.00% due 03/01/2032	140,000	170,287
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	697,000	661,463
Targa Resources Corp. Company Guar. Notes 4.95% due 04/15/2052	836,000	765,858
Texas Eastern Transmission LP Senior Notes 3.50% due 01/15/2028*	60,000	57,675

		28,998,589

Real Estate Investment Trusts — 1.9%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 1.88% due 02/01/2033	260,000	204,535
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.80% due 04/15/2026	70,000	69,786
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	334,000	295,711
American Campus Communities Operating Partnership LP Company Guar. Notes 2.85% due 02/01/2030	486,000	460,331
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	441,000	437,725
American Tower Corp. Senior Notes 1.50% due 01/31/2028	610,000	516,441
American Tower Corp. Senior Notes 1.88% due 10/15/2030	545,000	434,458
American Tower Corp. Senior Notes 2.10% due 06/15/2030	300,000	246,538
American Tower Corp. Senior Notes 2.75% due 01/15/2027	857,000	796,808
American Tower Corp. Senior Notes 2.95% due 01/15/2051	164,000	113,194
American Tower Corp. Senior Notes 3.10% due 06/15/2050	251,000	176,007
American Tower Corp. Senior Notes 3.38% due 10/15/2026	175,000	168,390
American Tower Corp. Senior Notes 3.55% due 07/15/2027	4,404,000	4,206,214
American Tower Corp. Senior Notes 3.70% due 10/15/2049	615,000	485,287

American Tower Corp. Senior Notes 3.80% due 08/15/2029	618,000	577,246
Boston Properties LP Senior Notes 2.55% due 04/01/2032	3,765,000	3,157,318
Boston Properties LP Senior Notes 3.20% due 01/15/2025	228,000	224,630
Boston Properties LP Senior Notes 3.65% due 02/01/2026	148,000	146,310
Brixmor Operating Partnership LP Senior Notes 2.25% due 04/01/2028	380,000	334,900
Brixmor Operating Partnership LP Senior Notes 2.50% due 08/16/2031	215,000	178,193
Brixmor Operating Partnership LP Senior Notes 3.85% due 02/01/2025	200,000	199,711
Corporate Office Properties LP Company Guar. Notes 2.00% due 01/15/2029	175,000	146,049
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	624,000	530,053
Crown Castle International Corp. Senior Notes 3.25% due 01/15/2051	194,000	145,691
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	858,000	843,045
Crown Castle International Corp. Senior Bonds 3.80% due 02/15/2028	797,000	768,075
Crown Castle International Corp. Senior Notes 4.00% due 03/01/2027	377,000	371,399
DDR Corp. Senior Notes 4.70% due 06/01/2027	94,000	94,494
Digital Realty Trust LP Company Guar. Notes 3.70% due 08/15/2027	115,000	111,454
Equinix, Inc. Senior Notes 2.00% due 05/15/2028	901,000	785,566
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	2,406,000	2,001,111
Equinix, Inc. Senior Notes 2.90% due 11/18/2026	560,000	529,430
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	365,000	315,123
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	215,000	207,797
Government Properties Income Trust Senior Notes 4.00% due 07/15/2022	275,000	275,207
HCP, Inc. Senior Notes 3.50% due 07/15/2029	356,000	339,677
Health Care REIT, Inc. Senior Bonds 6.50% due 03/15/2041	250,000	294,241
Healthcare Trust of America Holdings LP Company Guar. Notes 2.00% due 03/15/2031	300,000	244,213
Healthcare Trust of America Holdings LP Company Guar. Notes 3.10% due 02/15/2030	795,000	717,440
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028	679,000	602,565
Iron Mountain, Inc. Company Guar. Notes 4.50% due 02/15/2031*	2,745,000	2,352,108
Life Storage LP Company Guar. Notes 2.40% due 10/15/2031	255,000	210,686
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	415,000	401,217
Mid-America Apartments LP Senior Notes 1.70% due 02/15/2031	300,000	244,659
National Retail Properties, Inc. Senior Notes 4.00% due 11/15/2025	291,000	292,788
Office Properties Income Trust Senior Notes 2.40% due 02/01/2027	525,000	454,265
Office Properties Income Trust Senior Notes 3.45% due 10/15/2031	265,000	207,810
Physicians Realty LP Company Guar. Notes 2.63% due 11/01/2031	265,000	223,070
Public Storage Senior Notes 1.95% due 11/09/2028	315,000	280,204
Public Storage Senior Notes 2.25% due 11/09/2031	265,000	229,135
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	340,000	316,863
Realty Income Corp. Senior Notes 3.88% due 07/15/2024	100,000	100,660
Realty Income Corp. Senior Notes 3.88% due 04/15/2025	210,000	210,986
Regency Centers LP Company Guar. Notes 2.95% due 09/15/2029	335,000	305,214
Regency Centers LP Company Guar. Notes 4.13% due 03/15/2028	400,000	396,264
Sabra Health Care LP Company Guar. Notes 3.20% due 12/01/2031	430,000	361,282
Safehold Operating Partnership LP Company Guar. Notes 2.80% due 06/15/2031	1,200,000	1,007,399

SBA Communications Corp. Senior Notes 3.13% due 02/01/2029	2,080,000	1,784,224
SBA Communications Corp. Senior Notes 3.88% due 02/15/2027	1,075,000	1,020,390
UDR, Inc. Company Guar. Notes 2.10% due 08/01/2032	310,000	250,795
UDR, Inc. Company Guar. Notes 3.00% due 08/15/2031	55,000	49,187
UDR, Inc. Company Guar. Notes 3.20% due 01/15/2030	370,000	342,679
Ventas Realty LP Company Guar. Notes 3.75% due 05/01/2024	380,000	380,809
Welltower, Inc. Senior Notes 2.70% due 02/15/2027	71,000	67,822
Welltower, Inc. Senior Notes 3.10% due 01/15/2030	260,000	239,319
WP Carey, Inc. Senior Notes 2.40% due 02/01/2031	395,000	335,771
WP Carey, Inc. Senior Notes 4.25% due 10/01/2026	790,000	797,701

		35,615,670

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 4.50% due 02/15/2045*	200,000	185,860
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	1,038,000	1,263,693

		1,449,553

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	340,000	273,375
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	185,000	181,604

		454,979

Retail-Automobile — 0.1%
Penske Automotive Group, Inc. Company Guar. Notes 3.75% due 06/15/2029	2,795,000	2,383,604

Retail-Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.40% due 03/15/2045	180,000	177,870
Lowe’s Cos., Inc. Senior Notes 1.70% due 10/15/2030	560,000	459,595
Lowe’s Cos., Inc. Senior Notes 2.63% due 04/01/2031	365,000	320,315
Lowe’s Cos., Inc. Senior Notes 3.13% due 09/15/2024	180,000	179,544

		1,137,324

Retail-Convenience Store — 0.0%
7-Eleven, Inc. Senior Notes 0.95% due 02/10/2026*	325,000	290,883
7-Eleven, Inc. Senior Notes 1.30% due 02/10/2028*	261,000	221,796
7-Eleven, Inc. Senior Notes 2.50% due 02/10/2041*	266,000	191,751

		704,430

Retail-Major Department Stores — 0.1%
Nordstrom, Inc. Senior Notes 4.00% due 03/15/2027	520,000	481,906
Nordstrom, Inc. Senior Notes 4.25% due 08/01/2031	581,000	492,448

		974,354

Retail-Regional Department Stores — 0.0%
Kohl’s Corp. Senior Notes 3.38% due 05/01/2031	500,000	475,636

Retail-Restaurants — 0.0%
McDonald’s Corp. Senior Notes 4.70% due 12/09/2035	155,000	157,061
McDonald’s Corp. Senior Notes 6.30% due 10/15/2037	102,000	119,584

		276,645

Schools — 0.0%
Pepperdine University Notes 3.30% due 12/01/2059	290,000	238,789
University of Southern California Senior Notes 3.23% due 10/01/2120	280,000	194,493

		433,282

Semiconductor Components-Integrated Circuits — 0.0%
Analog Devices, Inc. Senior Notes 2.80% due 10/01/2041	473,000	383,289

Semiconductor Equipment — 0.0%
KLA Corp. Senior Notes 3.30% due 03/01/2050	350,000	291,820

Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	859,000	770,603
VMware, Inc. Senior Notes 4.65% due 05/15/2027	280,000	284,033

		1,054,636

Special Purpose Entities — 0.2%
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2026*	939,000	770,743
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2029*	2,723,000	1,864,500
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2031*	939,000	572,557
Toll Road Investors Partnership II LP Notes zero coupon due 02/15/2043*	2,657,244	726,671

		3,934,471

Steel-Producers — 0.1%
Nucor Corp. Senior Bonds 2.98% due 12/15/2055	100,000	73,040
Reliance Steel & Aluminum Co. Senior Notes 1.30% due 08/15/2025	1,160,000	1,074,280
Steel Dynamics, Inc. Senior Notes 1.65% due 10/15/2027	169,000	149,258

		1,296,578

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc. Senior Notes 3.90% due 11/15/2049	580,000	509,185

Telephone-Integrated — 0.8%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	110,000	96,191
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	765,000	637,548
AT&T, Inc. Senior Notes 2.30% due 06/01/2027	1,110,000	1,022,097
AT&T, Inc. Senior Notes 3.10% due 02/01/2043	1,150,000	892,024
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	304,000	253,204
AT&T, Inc. Senior Notes 3.50% due 09/15/2053	866,000	681,246
AT&T, Inc. Senior Notes 3.55% due 09/15/2055	4,166,000	3,232,544
Switch, Ltd. Company Guar. Notes 4.13% due 06/15/2029*	1,725,000	1,647,375
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	910,000	815,865
Verizon Communications, Inc. Senior Notes 2.36% due 03/15/2032	76,000	63,927
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	3,915,000	3,404,981
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	495,000	375,412
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	1,354,000	1,312,456

		14,434,870

Tobacco — 0.3%
Altria Group, Inc. Company Guar. Notes 2.45% due 02/04/2032	785,000	629,752
BAT Capital Corp. Company Guar. Notes 2.26% due 03/25/2028	355,000	303,483
BAT Capital Corp. Company Guar. Notes 3.22% due 08/15/2024	917,000	904,631
BAT Capital Corp. Company Guar. Notes 3.73% due 09/25/2040	240,000	179,718
BAT Capital Corp. Company Guar. Notes 3.98% due 09/25/2050	370,000	267,570
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	495,000	422,118
BAT Capital Corp. Company Guar. Notes 4.54% due 08/15/2047	240,000	190,794
BAT Capital Corp. Company Guar. Notes 4.74% due 03/16/2032	3,067,000	2,882,405

		5,780,471

Toys — 0.0%
Hasbro, Inc. Senior Notes 3.90% due 11/19/2029	623,000	592,400

Transport-Rail — 0.1%
Burlington Northern Santa Fe LLC Senior Notes 3.05% due 09/01/2022	720,000	720,453
Burlington Northern Santa Fe LLC Senior Notes 3.55% due 02/15/2050	193,000	168,625
Burlington Northern Santa Fe LLC Senior Notes 3.65% due 09/01/2025	400,000	402,852
CSX Corp. Senior Notes 3.35% due 09/15/2049	85,000	70,007
CSX Corp. Senior Notes 4.75% due 11/15/2048	345,000	348,970
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	382,000	379,384
Norfolk Southern Corp. Senior Notes 3.85% due 01/15/2024	221,000	223,306
Union Pacific Corp. Senior Notes 4.10% due 09/15/2067	100,000	89,770

		2,403,367

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc. Company Guar. Notes 3.88% due 03/01/2026	245,000	246,114

Trucking/Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 2.70% due 03/14/2023*	360,000	358,851
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 4.13% due 08/01/2023*	250,000	251,803

		610,654

Vitamins & Nutrition Products — 0.0%
Mead Johnson Nutrition Co. Company Guar. Notes 4.13% due 11/15/2025	251,000	255,659

Water — 0.1%
American Water Capital Corp. Senior Notes 2.80% due 05/01/2030	500,000	457,301
American Water Capital Corp. Senior Notes 3.45% due 06/01/2029	450,000	430,920

		888,221

Total U.S. Corporate Bonds & Notes (cost $508,350,028)		457,409,435

FOREIGN CORPORATE BONDS & NOTES — 10.1%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 1.90% due 02/15/2031*	479,000	393,001
BAE Systems PLC Senior Notes 3.00% due 09/15/2050*	231,000	174,306

		567,307

Aerospace/Defense-Equipment — 0.0%
Airbus SE Senior Notes 3.15% due 04/10/2027*	245,000	239,358
Airbus SE Senior Notes 3.95% due 04/10/2047*	150,000	134,721

		374,079

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.13% due 03/15/2035	300,000	285,067
Nutrien, Ltd. Senior Notes 4.20% due 04/01/2029	75,000	74,981
Nutrien, Ltd. Senior Notes 5.00% due 04/01/2049	110,000	116,615

		476,663

Airlines — 0.1%
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class AA 3.30% due 07/15/2031*	175,651	166,157
Air Canada Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.55% due 07/15/2031*	247,882	229,467
Air Canada Pass-Through Trust Pass-Through Certs. Series 2013-1A, Class A 4.13% due 11/15/2026*	256,655	248,372
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.30% due 06/15/2034*	366,841	337,659
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*	256,246	248,149
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class A 4.13% due 03/20/2033*	343,949	322,704

		1,552,508

Auto-Cars/Light Trucks — 0.1%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*	922,000	890,734
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*	1,497,000	1,427,617

		2,318,351

Banks-Commercial — 1.1%
ABN AMRO Bank NV Senior Notes 2.47% due 12/13/2029*	500,000	440,135
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	400,000	402,388
AIB Group PLC Senior Notes 4.26% due 04/10/2025*	270,000	267,610
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	1,080,000	1,089,392
Australia & New Zealand Banking Group, Ltd. Sub. Notes 4.40% due 05/19/2026*	200,000	198,948
Banco Nacional de Panama Senior Notes 2.50% due 08/11/2030*	600,000	507,804
Bangkok Bank PCL Sub. Notes 3.73% due 09/25/2034*	2,087,000	1,901,257
Bank of Ireland Group PLC Senior Notes 2.03% due 09/30/2027*	430,000	378,947
Bank of Montreal Sub. Notes 3.80% due 12/15/2032	167,000	158,329
Banque Federative du Credit Mutuel SA Senior Notes 3.75% due 07/20/2023*	435,000	437,853
BPCE SA Senior Notes 1.00% due 01/20/2026*	570,000	510,129

BPCE SA Senior Notes 1.65% due 10/06/2026*	342,000	310,633
BPCE SA Senior Notes 2.28% due 01/20/2032*	410,000	333,583
BPCE SA Sub. Notes 4.50% due 03/15/2025*	2,200,000	2,193,090
BPCE SA Sub. Notes 4.63% due 07/11/2024*	600,000	604,276
Commonwealth Bank of Australia Senior Notes 2.50% due 09/18/2022*	400,000	400,797
Commonwealth Bank of Australia Sub. Notes 3.31% due 03/11/2041*	250,000	199,917
Cooperatieve Rabobank UA Company Guar. Notes 3.75% due 07/21/2026	485,000	471,668
Cooperatieve Rabobank UA Senior Notes 3.88% due 09/26/2023*	250,000	252,370
Credit Suisse AG Senior Notes 3.70% due 02/21/2025	295,000	292,498
Danske Bank A/S Senior Notes 1.17% due 12/08/2023*	932,000	918,725
DNB Bank ASA Senior Notes 1.61% due 03/30/2028*	675,000	594,691
ING Groep NV Senior Notes 1.73% due 04/01/2027	225,000	202,590
Macquarie Bank, Ltd. Sub. Notes 3.05% due 03/03/2036*	340,000	281,226
Macquarie Bank, Ltd. Senior Notes 4.00% due 07/29/2025*	250,000	251,008
National Australia Bank, Ltd. Sub. Notes 2.33% due 08/21/2030*	300,000	249,196
National Australia Bank, Ltd. Sub. Notes 3.93% due 08/02/2034*	470,000	439,693
Nordea Bank Abp Senior Notes 1.50% due 09/30/2026*	291,000	261,433
Nordea Bank Abp Sub. Notes 4.25% due 09/21/2022*	450,000	453,038
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	900,000	910,310
Santander UK Group Holdings PLC Senior Notes 1.67% due 06/14/2027	465,000	412,972
Standard Chartered PLC Senior Notes 1.46% due 01/14/2027*	230,000	204,597
Standard Chartered PLC Senior Notes 2.82% due 01/30/2026*	460,000	440,290
Standard Chartered PLC Sub. Notes 4.30% due 02/19/2027*	200,000	195,606
Standard Chartered PLC Sub. Notes 4.87% due 03/15/2033*	250,000	241,680
Sumitomo Mitsui Trust Bank, Ltd. Senior Notes 0.85% due 03/25/2024*	711,000	677,208
Westpac Banking Corp. Sub. Notes 2.89% due 02/04/2030	2,618,000	2,498,436
Westpac Banking Corp. Sub. Notes 3.13% due 11/18/2041	447,000	347,503
Westpac Banking Corp. Sub. Notes 4.32% due 11/23/2031	300,000	293,778

		21,225,604

Beverages-Non-alcoholic — 0.1%
Coca-Cola Femsa SAB de CV Company Guar. Notes 1.85% due 09/01/2032	335,000	267,196
Coca-Cola Femsa SAB de CV Company Guar. Notes 2.75% due 01/22/2030	385,000	347,270
Fomento Economico Mexicano SAB de CV Senior Notes 3.50% due 01/16/2050	500,000	401,250

		1,015,716

Building Societies — 0.0%
Nationwide Building Society Senior Notes 1.00% due 08/28/2025*	240,000	219,343

Cellular Telecom — 0.4%
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2042*	3,354,000	3,060,128
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	3,714,000	3,306,036
Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	450,000	431,536
Vodafone Group PLC Senior Notes 5.25% due 05/30/2048	226,000	226,632
Vodafone Group PLC Senior Notes 6.25% due 11/30/2032	300,000	337,029

		7,361,361

Chemicals-Diversified — 0.0%
LYB International Finance BV Company Guar. Notes 4.88% due 03/15/2044	300,000	289,341

Chemicals-Specialty — 0.1%
OCP SA Senior Notes 3.75% due 06/23/2031*	2,743,000	2,319,355

Computer Services — 0.1%
CGI, Inc. Senior Notes 1.45% due 09/14/2026*	432,000	389,076
CGI, Inc. Senior Notes 2.30% due 09/14/2031*	776,000	640,639

		1,029,715

Diagnostic Equipment — 0.0%
DH Europe Finance II SARL Company Guar. Notes 3.25% due 11/15/2039	202,000	175,175

Diversified Banking Institutions — 2.9%
Banco Santander SA Senior Notes 1.72% due 09/14/2027	200,000	176,074
Banco Santander SA Senior Notes 1.85% due 03/25/2026	400,000	363,823
Banco Santander SA Senior Notes 2.75% due 05/28/2025	400,000	382,571
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	400,000	327,306
Banco Santander SA Senior Notes 3.13% due 02/23/2023	200,000	200,669
Barclays PLC Senior Notes 1.01% due 12/10/2024	705,000	672,662
Barclays PLC Senior Notes 2.89% due 11/24/2032	2,322,000	1,942,016
Barclays PLC Senior Notes 4.38% due 01/12/2026	2,344,000	2,337,481
Barclays PLC Senior Notes 4.97% due 05/16/2029	1,576,000	1,583,454
BNP Paribas SA Senior Notes 1.32% due 01/13/2027*	210,000	186,871
BNP Paribas SA Senior Notes 2.16% due 09/15/2029*	933,000	797,210
BNP Paribas SA Senior Notes 3.05% due 01/13/2031*	315,000	277,462
Credit Agricole SA Senior Notes 1.25% due 01/26/2027*	769,000	682,476
Credit Agricole SA Sub. Notes 2.81% due 01/11/2041*	345,000	252,051
Credit Agricole SA Sub. Notes 4.38% due 03/17/2025*	200,000	199,456
Credit Suisse Group AG Senior Notes 1.31% due 02/02/2027*	1,235,000	1,081,899
Credit Suisse Group AG Senior Notes 2.19% due 06/05/2026*	250,000	231,032
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	260,000	248,086
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	1,218,000	1,020,980
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025	2,310,000	2,265,588
Credit Suisse Group AG Senior Bonds 3.87% due 01/12/2029*	250,000	233,753
Credit Suisse Group AG Senior Notes 4.28% due 01/09/2028*	250,000	239,821
Deutsche Bank AG Senior Notes 2.13% due 11/24/2026	390,000	354,372
Deutsche Bank AG Senior Notes 2.22% due 09/18/2024	555,000	539,960
Deutsche Bank AG Senior Notes 3.70% due 05/30/2024	450,000	446,685
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	2,717,000	2,404,643
HSBC Holdings PLC Senior Notes 2.01% due 09/22/2028	600,000	522,835
HSBC Holdings PLC Senior Notes 2.21% due 08/17/2029	415,000	357,365
HSBC Holdings PLC Senior Notes 2.36% due 08/18/2031	580,000	482,029
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	200,000	198,903
HSBC Holdings PLC Sub. Notes 4.76% due 03/29/2033	600,000	568,200
HSBC Holdings PLC Senior Notes 6.10% due 01/14/2042	230,000	261,381
Lloyds Banking Group PLC Senior Notes 1.63% due 05/11/2027	460,000	412,338
Lloyds Banking Group PLC Senior Notes 2.91% due 11/07/2023	200,000	199,677
Lloyds Banking Group PLC Senior Notes 3.75% due 01/11/2027	1,106,000	1,078,074
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028	221,000	217,482
Lloyds Banking Group PLC Sub. Notes 4.50% due 11/04/2024	440,000	443,818
Lloyds Banking Group PLC Sub. Notes 4.58% due 12/10/2025	200,000	200,222
Macquarie Group, Ltd. Senior Notes 1.34% due 01/12/2027*	380,000	337,634

Macquarie Group, Ltd. Senior Notes 4.44% due 06/21/2033*	7,177,000	6,795,700
Macquarie Group, Ltd. Senior Notes 5.03% due 01/15/2030*	300,000	303,738
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.05% due 07/17/2030	4,800,000	3,988,949
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.75% due 07/18/2039	355,000	324,804
Mizuho Financial Group, Inc. Senior Notes 1.23% due 05/22/2027	481,000	425,806
Mizuho Financial Group, Inc. Senior Notes 2.23% due 05/25/2026	680,000	643,387
Mizuho Financial Group, Inc. Senior Notes 2.87% due 09/13/2030	337,000	303,364
Natwest Group PLC Sub. Notes 3.75% due 11/01/2029	477,000	466,079
Natwest Group PLC Senior Notes 3.88% due 09/12/2023	525,000	526,657
Natwest Group PLC Senior Notes 4.27% due 03/22/2025	200,000	200,121
Natwest Group PLC Senior Notes 4.45% due 05/08/2030	250,000	242,922
Natwest Group PLC Senior Notes 4.80% due 04/05/2026	200,000	201,886
Natwest Group PLC Senior Notes 4.89% due 05/18/2029	400,000	398,551
Societe Generale SA Senior Notes 1.49% due 12/14/2026*	997,000	886,106
Societe Generale SA Senior Notes 1.79% due 06/09/2027*	420,000	370,946
Societe Generale SA Senior Notes 2.89% due 06/09/2032*	980,000	803,302
Societe Generale SA Senior Notes 3.00% due 01/22/2030*	352,000	306,841
Societe Generale SA Sub. Notes 4.25% due 04/14/2025*	676,000	666,778
Sumitomo Mitsui Financial Group, Inc. Senior Notes 1.47% due 07/08/2025	847,000	784,046
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	4,943,000	4,187,621
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.63% due 07/14/2026	188,000	178,225
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.04% due 07/16/2029	1,142,000	1,039,200
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.10% due 01/17/2023	207,000	207,921
UBS Group AG Senior Notes 1.36% due 01/30/2027*	400,000	359,159
UBS Group AG Senior Notes 1.49% due 08/10/2027*	830,000	736,966
UBS Group AG Senior Notes 3.13% due 08/13/2030*	280,000	254,785
UBS Group Funding Switzerland AG Senior Notes 2.86% due 08/15/2023*	200,000	199,618
UBS Group Funding Switzerland AG Senior Notes 4.13% due 09/24/2025*	1,827,000	1,825,614
UniCredit SpA Senior Notes 1.98% due 06/03/2027*	330,000	290,872
UniCredit SpA Senior Notes 2.57% due 09/22/2026*	420,000	383,012
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*	300,000	286,016

		53,317,351

Diversified Manufacturing Operations — 0.1%
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	1,603,000	1,570,332
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.35% due 10/15/2026*	300,000	283,810
Siemens Financieringsmaatschappij NV Company Guar. Notes 3.13% due 03/16/2024*	250,000	249,624
Trane Technologies Luxembourg Finance SA Company Guar. Notes 3.55% due 11/01/2024	150,000	150,062

		2,253,828

Diversified Minerals — 0.4%
Anglo American Capital PLC Company Guar. Notes 2.25% due 03/17/2028*	1,326,000	1,177,990
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,551,000	1,335,801
Anglo American Capital PLC Company Guar. Notes 3.63% due 09/11/2024*	200,000	198,887
Anglo American Capital PLC Company Guar. Notes 3.88% due 03/16/2029*	1,901,000	1,803,503
Anglo American Capital PLC Company Guar. Notes 4.75% due 03/16/2052*	2,499,000	2,289,905
Teck Resources, Ltd. Senior Notes 3.90% due 07/15/2030	250,000	236,854

Teck Resources, Ltd. Senior Notes 6.25% due 07/15/2041	415,000	450,881

		7,493,821

Diversified Operations — 0.0%
CK Hutchison International 19, Ltd. Company Guar. Notes 3.63% due 04/11/2029*	610,000	590,700

Electric-Distribution — 0.1%
China Southern Power Grid International Finance BVI Co., Ltd. Company Guar. Notes 3.50% due 05/08/2027*	360,000	354,895
Hydro-Quebec Government Guar. Notes 8.05% due 07/07/2024	360,000	397,262

		752,157

Electric-Generation — 0.1%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	1,201,000	1,164,120

Electric-Integrated — 0.2%
Enel Finance International NV Company Guar. Notes 3.50% due 04/06/2028*	3,200,000	3,088,631
Fortis, Inc. Senior Notes 3.06% due 10/04/2026	186,000	178,384

		3,267,015

Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	725,000	610,386
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.70% due 05/01/2025*	256,000	244,846
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	745,000	583,804

		1,439,036

Finance-Investment Banker/Broker — 0.1%
Brookfield Finance, Inc. Company Guar. Notes 3.90% due 01/25/2028	148,000	144,167
Brookfield Finance, Inc. Company Guar. Notes 4.70% due 09/20/2047	35,000	33,166
Brookfield Finance, Inc. Company Guar. Notes 4.85% due 03/29/2029	197,000	202,042
Nomura Holdings, Inc. Senior Notes 2.65% due 01/16/2025	545,000	528,031
Nomura Holdings, Inc. Senior Notes 2.68% due 07/16/2030	350,000	301,424

		1,208,830

Finance-Leasing Companies — 1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	230,000	204,619
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	335,000	298,328
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.88% due 08/14/2024	550,000	529,147
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.00% due 10/29/2028	1,665,000	1,448,854
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	1,879,000	1,564,052
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.50% due 09/15/2023	3,643,000	3,651,178
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	1,719,000	1,782,753
Avolon Holdings Funding, Ltd. Senior Notes 2.13% due 02/21/2026*	1,762,000	1,573,969
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	3,265,000	2,803,723
Avolon Holdings Funding, Ltd. Senior Notes 2.75% due 02/21/2028*	1,350,000	1,162,439
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	219,000	205,772
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	2,041,000	2,000,268
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.25% due 04/15/2026*	1,194,000	1,145,774
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	395,000	379,468
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	3,833,000	3,852,960
Avolon Holdings Funding, Ltd. Senior Notes 5.50% due 01/15/2026*	1,270,000	1,272,791
BOC Aviation, Ltd. Senior Notes 2.75% due 09/18/2022*	200,000	199,751
BOC Aviation, Ltd. Senior Notes 3.50% due 10/10/2024*	200,000	198,838
Global Aircraft Leasing Co., Ltd. Senior Notes 6.50% due 09/15/2024*(7)	1,959,710	1,690,211
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	200,000	199,899
ORIX Corp. Senior Notes 2.90% due 07/18/2022	151,000	151,327

Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	350,000	351,040
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	62,000	62,673

		26,729,834

Finance-Other Services — 0.1%
LSEGA Financing PLC Company Guar. Notes 2.00% due 04/06/2028*	925,000	818,288

Food-Meat Products — 0.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc. Senior Notes 5.50% due 01/15/2030*	2,525,000	2,493,437

Food-Misc./Diversified — 0.1%
Indofood CBP Sukses Makmur Tbk PT Senior Notes 3.54% due 04/27/2032	2,816,000	2,360,138

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	285,000	284,245

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.50% due 06/14/2024	360,000	360,594

Insurance-Life/Health — 0.0%
AIA Group, Ltd. Sub. Notes 3.20% due 09/16/2040*	250,000	207,221
AIA Group, Ltd. Senior Notes 3.90% due 04/06/2028*	250,000	249,765

		456,986

Insurance-Property/Casualty — 0.1%
Allied World Assurance Co. Holdings, Ltd. Senior Notes 4.35% due 10/29/2025	2,500,000	2,486,209

Insurance-Reinsurance — 0.2%
Fairfax Financial Holdings Ltd Senior Notes 3.38% due 03/03/2031	551,000	490,034
Fairfax Financial Holdings, Ltd. Senior Notes 4.85% due 04/17/2028	2,552,000	2,566,539

		3,056,573

Internet Content-Information/News — 0.1%
Prosus NV Senior Notes 3.68% due 01/21/2030*	2,510,000	2,118,662

Machinery-Farming — 0.1%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	1,403,000	1,365,215

Machinery-Pumps — 0.0%
nVent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	225,000	226,090

Medical-Biomedical/Gene — 0.1%
Royalty Pharma PLC Company Guar. Notes 0.75% due 09/02/2023	465,000	450,141
Royalty Pharma PLC Company Guar. Notes 1.20% due 09/02/2025	193,000	175,337
Royalty Pharma PLC Company Guar. Notes 2.15% due 09/02/2031	287,000	231,098

		856,576

Medical-Drugs — 0.2%
AstraZeneca PLC Senior Notes 2.13% due 08/06/2050	240,000	164,788
AstraZeneca PLC Senior Notes 4.00% due 09/18/2042	110,000	105,519
AstraZeneca PLC Senior Notes 6.45% due 09/15/2037	140,000	172,929
Jazz Securities DAC Senior Sec. Notes 4.38% due 01/15/2029*	2,540,000	2,339,975
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	67,000	66,853
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 3.20% due 09/23/2026	707,000	682,713
Takeda Pharmaceutical Co., Ltd. Senior Notes 3.03% due 07/09/2040	820,000	655,629
Takeda Pharmaceutical Co., Ltd. Senior Bonds 3.18% due 07/09/2050	385,000	295,840

		4,484,246

Oil Companies-Exploration & Production — 0.4%
Energean Israel Finance, Ltd. Senior Sec. Notes 4.88% due 03/30/2026*	2,091,000	1,938,357
Energean Israel Finance, Ltd. Senior Sec. Notes 5.38% due 03/30/2028*	478,000	439,043
Leviathan Bond, Ltd. Senior Sec. Notes 6.50% due 06/30/2027*	1,125,000	1,104,334
Leviathan Bond, Ltd. Senior Sec. Notes 6.75% due 06/30/2030*	1,367,000	1,341,568
Lundin Energy Finance BV Company Guar. Notes 2.00% due 07/15/2026*	254,000	229,300
Tengizchevroil Finance Co. International, Ltd. Senior Sec. Notes 3.25% due 08/15/2030	2,554,000	2,053,186

		7,105,788

Oil Companies-Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	115,000	111,459

BP Capital Markets PLC Company Guar. Notes 3.54% due 11/04/2024	180,000	180,651
Ecopetrol SA Senior Notes 4.13% due 01/16/2025	180,000	174,152
Ecopetrol SA Senior Notes 5.38% due 06/26/2026	193,000	190,115
Ecopetrol SA Senior Notes 5.88% due 09/18/2023	185,000	187,392
Eni SpA Senior Notes 4.00% due 09/12/2023*	2,645,000	2,662,463
Eni SpA Senior Notes 4.25% due 05/09/2029*	1,407,000	1,395,607
Petro-Canada Senior Notes 5.95% due 05/15/2035	200,000	217,541
Petro-Canada Senior Notes 7.88% due 06/15/2026	144,000	164,479
Saudi Arabian Oil Co. Senior Notes 1.63% due 11/24/2025*	200,000	186,112
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	200,000	199,481
Statoil ASA Company Guar. Notes 3.25% due 11/10/2024	90,000	89,814
Total Capital International SA Company Guar. Notes 3.13% due 05/29/2050	555,000	440,916
Total Capital International SA Company Guar. Notes 3.46% due 07/12/2049	385,000	325,399
TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	760,000	625,863

		7,151,444

Paper & Related Products — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029*†(5)(8)	697,152	174,288
Pindo Deli Pulp & Paper Mills FRS Sec. Notes 4.24% (3 ML+3.00%) due 04/28/2027*†(5)(9)	1,594,182	0

		174,288

Pipelines — 0.3%
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	1,876,000	1,893,472
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	2,987,314	2,626,586
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.94% due 09/30/2040*	491,305	410,270
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	270,000	270,551
TransCanada PipeLines, Ltd. Senior Notes 3.75% due 10/16/2023	360,000	362,797
TransCanada PipeLines, Ltd. Senior Notes 4.75% due 05/15/2038	300,000	295,339

		5,859,015

Property Trust — 0.0%
GAIF Bond Issuer Pty., Ltd. Company Guar. Notes 3.40% due 09/30/2026*	263,000	257,986

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 1/Scentre Group Trust 2 Company Guar. Notes 3.50% due 02/12/2025*	400,000	396,107

Real Estate Operations & Development — 0.0%
Ontario Teachers’ Cadillac Fairview Properties Trust Senior Notes 3.88% due 03/20/2027*	243,000	241,811

Rental Auto/Equipment — 0.1%
Element Fleet Management Corp. Senior Notes 1.60% due 04/06/2024*	1,642,000	1,577,420
Triton Container International, Ltd. Company Guar. Notes 1.15% due 06/07/2024*	550,000	518,016

		2,095,436

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	545,000	441,591
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.63% due 05/13/2051*	610,000	483,568
Alimentation Couche-Tard, Inc. Senior Notes 3.80% due 01/25/2050*	400,000	326,793

		1,251,952

Soap & Cleaning Preparation — 0.0%
Reckitt Benckiser Treasury Services PLC Company Guar. Notes 2.38% due 06/24/2022*	200,000	200,134

Telecom Services — 0.1%
NBN Co., Ltd. Senior Notes 2.63% due 05/05/2031*	1,050,000	914,071

Telephone-Integrated — 0.0%
Deutsche Telekom International Finance BV Company Guar. Notes 4.88% due 03/06/2042*	400,000	396,141
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	265,000	246,756

		642,897

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 1.67% due 03/25/2026	270,000	242,386

BAT International Finance PLC Company Guar. Notes 4.45% due 03/16/2028	2,960,000	2,852,923

		3,095,309

Transport-Rail — 0.0%
Indian Railway Finance Corp., Ltd. Senior Notes 2.80% due 02/10/2031*	652,000	540,253

Total Foreign Corporate Bonds & Notes (cost $205,006,926)		188,434,960

U.S. GOVERNMENT AGENCIES — 22.5%
Federal Home Loan Mtg. Corp. — 5.5%
2.00% due 02/01/2042	1,430,374	1,284,653
2.00% due 11/01/2050	96,796	85,629
2.00% due 02/01/2052	10,594,585	9,373,027
2.00% due 03/01/2052	6,349,998	5,617,211
2.00% due 04/01/2052	4,889,221	4,325,010
2.50% due 10/01/2051	844,110	773,284
2.50% due 12/01/2051	1,048,406	959,785
2.50% due 03/01/2052	525,042	481,571
2.50% due 04/01/2052	2,864,800	2,620,483
3.00% due 01/01/2038	481,108	468,520
3.00% due 03/01/2043	596,177	575,320
3.00% due 04/01/2043	52,022	50,228
3.00% due 05/01/2043	90,754	87,544
3.00% due 10/01/2046	2,192,903	2,105,756
3.00% due 02/01/2047	1,116,159	1,069,763
3.00% due 11/01/2048	492,801	468,271
3.00% due 06/01/2050	325,243	308,461
3.00% due 01/01/2052	99,160	93,946
3.00% due 02/01/2052	1,984,695	1,878,501
3.50% due 11/01/2037	344,797	340,742
3.50% due 02/01/2042	72,119	71,435
3.50% due 05/01/2042	25,537	25,294
3.50% due 07/01/2042	93,214	92,329
3.50% due 03/01/2043	52,501	52,003
3.50% due 09/01/2045	1,298,320	1,281,307
3.50% due 12/01/2045	778,050	769,101
3.50% due 11/01/2046	932,975	920,086
3.50% due 12/01/2046	581,614	572,625
3.50% due 05/01/2049	123,904	120,942
3.50% due 10/01/2049	609,762	594,598
4.00% due 07/01/2025	27,841	28,346
4.00% due 08/01/2037	88,295	89,380
4.00% due 11/01/2040	31,867	32,291
4.00% due 01/01/2041	324,956	329,274
4.00% due 04/01/2044	434,785	440,221
4.00% due 01/01/2046	598,020	609,738
4.00% due 07/01/2048	1,130,709	1,134,631
4.00% due 09/01/2049	732,597	740,418
4.50% due 07/01/2025	6,940	7,085
4.50% due 07/01/2040	270,808	282,823
4.50% due 03/01/2041	9,709	10,099
4.50% due 05/01/2041	39,228	40,970
4.50% due 05/01/2042	689,760	719,906
4.50% due 06/01/2048	731,881	756,072
5.00% due 11/01/2035	7,738	8,193
5.00% due 10/01/2036	17,678	18,708
5.00% due 12/01/2036	8,439	8,932
5.00% due 10/01/2037	3,263	3,446
5.00% due 08/01/2039	16,814	17,805
5.00% due 01/01/2040	15,067	15,957
5.00% due 04/01/2040	8,925	9,379
5.50% due 05/01/2036	3,465	3,688
5.50% due 12/01/2036	992	1,050
5.50% due 01/01/2038	13,008	13,847
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.70% due 11/25/2049*(3)(4)	690,000	668,555
Series 2018-W5FX, Class BFX 3.79% due 04/25/2028*(3)(4)	2,000,000	1,882,381
Series 2015-K44, Class B 3.80% due 01/25/2048*(3)(4)	3,390,000	3,343,134
Series 2016-K722, Class B 4.02% due 07/25/2049*(3)(4)	625,000	627,919
Series 2014-K40, Class C 4.21% due 11/25/2047*(3)(4)	639,000	634,370
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series KSMC, Class A2 2.62% due 01/25/2023(3)	10,325,000	10,351,231
Series K044, Class A2 2.81% due 01/25/2025(3)	1,230,774	1,221,270
Series KJ09, Class A2 2.84% due 09/25/2022(3)	57,086	57,203
Series K066, Class A2 3.12% due 06/25/2027(3)	964,000	962,206
Series K065, Class A2 3.24% due 04/25/2027(3)	776,000	775,540
Series K060, Class A2 3.30% due 10/25/2026(3)	1,141,000	1,144,301
Series K065, Class AM 3.33% due 05/25/2027(3)	416,000	415,661
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.22% due 07/25/2029(3)(4)(10)	1,923,899	127,173
Series K098, Class X1 1.27% due 08/25/2029(3)(4)(10)	3,327,764	228,810
Series K110, Class XAM 1.98% due 04/25/2030(3)(4)(10)	914,237	114,668
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	1,172,000	1,176,632
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	5,125,395	5,155,737
Series K070, Class A2 3.30% due 11/25/2027(3)(4)	681,000	683,157
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	2,885,475	2,905,302
Series K047, Class A2 3.33% due 05/25/2025(3)(4)	2,258,000	2,267,958
Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	719,000	714,427
Series K077, Class AM 3.85% due 05/25/2028(3)(4)	2,745,000	2,790,668
Series K081, Class A2 3.90% due 08/25/2028(3)(4)	1,255,000	1,292,825
Series K080, Class A2 3.93% due 07/25/2028(3)(4)	664,000	685,158
Series K085, Class A2 4.06% due 10/25/2028(3)(4)	835,000	865,933
Federal Home Loan Mtg. Corp. Multifamily WI Certs.
Series K146, Class A2 2.92% due 07/25/2032(3)	2,100,000	1,997,151

Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA zero coupon due 11/15/2037(2)	331,804	278,613
Series 3582, Class MO zero coupon due 10/15/2039(2)	302,876	272,940
Series 4371, Class GZ 2.00% due 05/15/2042(2)	1,392,049	1,259,093
Series 4533, Class GA 3.00% due 06/15/2028(2)	165,552	163,516
Series 4474, Class HJ 3.00% due 07/15/2039(2)	91,063	88,489
Series 4623, Class WI 4.00% due 08/15/2044(2)(10)	48,701	5,726
Series 4471, Class PI 4.50% due 12/15/2040(2)(10)	35,496	3,283
Series 2691, Class ZU 5.50% due 09/15/2033(2)	1,251,110	1,340,313
Series 3845, Class AI 5.50% due 02/15/2036(2)(10)	41,899	7,189
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 1.05% (1 ML+0.50%) due 07/15/2042(2)	140,700	141,419
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(2)	327,397	321,143
Series 2019-4, Class MV 3.00% due 02/25/2059(2)	212,110	202,285
Series 2022-1, Class MTU 3.25% due 11/25/2061(2)	2,252,126	2,176,875
Series 2018-1, Class M60C 3.50% due 05/25/2057(2)	2,738,548	2,724,959
Series 2019-1, Class MT 3.50% due 07/25/2058(2)	1,341,077	1,315,608
Series 2019-2, Class MA 3.50% due 08/25/2058(2)	19,230	19,141
Series 2019-2, Class MV 3.50% due 08/25/2058(2)	160,103	158,051
Series 2019-3, Class MA 3.50% due 10/25/2058(2)	207,618	207,025
Series 2019-3, Class MB 3.50% due 10/25/2058(2)	752,558	707,713
Series 2019-3, Class MV 3.50% due 10/25/2058(2)	206,798	204,287
Series 2018-2, Class M55D 4.00% due 11/25/2057(2)	1,879,708	1,887,788
Series 2019-4, Class M55D 4.00% due 02/25/2059(2)	1,029,995	1,040,950
Federal Home Loan Mtg. Corp. STRIPS
Series 267, Class 30 3.00% due 08/15/2042(2)	516,870	487,835
Series 323, Class 300 3.00% due 01/15/2044(2)	231,632	222,278
Series 262, Class 35 3.50% due 07/15/2042(2)	1,129,892	1,116,646

		102,232,219

Federal National Mtg. Assoc. — 8.1%
2.93% due 01/01/2025	2,754,084	2,761,432
3.16% due 02/01/2032	2,689,561	2,609,931
4.00% due 01/01/2035	2,222,598	2,278,426
1.50% due 02/01/2042	78,215	67,178
2.00% due 02/01/2042	2,099,871	1,879,985
2.00% due 03/01/2042	1,310,359	1,178,419
2.00% due 04/01/2042	2,178,931	1,959,537
2.00% due 01/01/2051	140,611	124,608
2.00% due 02/01/2051	214,527	190,176
2.00% due 02/01/2052	49,995	44,226
2.00% due 03/01/2052	6,350,863	5,618,443
2.41% due 05/01/2023	95,531	95,423
2.42% due 10/01/2029	1,900,000	1,788,157
2.50% due 11/01/2031	47,089	46,207
2.50% due 03/01/2042	1,066,662	989,725
2.50% due 04/01/2042	1,588,739	1,474,614
2.50% due 08/01/2046	190,402	175,476
2.50% due 11/01/2046	378,226	347,901
2.50% due 02/01/2050	745,791	682,825
2.50% due 06/01/2050	820,621	754,850
2.50% due 07/01/2050	931,006	855,389
2.50% due 10/01/2050	1,067,422	980,439
2.50% due 08/01/2051	352,745	323,140
2.50% due 12/01/2051	1,954,913	1,790,928
2.50% due 01/01/2052	5,777,682	5,288,656
2.50% due 03/01/2052	1,993,804	1,826,498
2.50% due 04/01/2052	3,000,000	2,744,149
2.55% due 05/01/2023	98,355	98,326
2.70% due 04/01/2025	9,224,728	9,080,356
2.82% due 07/01/2022	2,860,768	2,857,930
2.83% due 05/01/2027	2,500,000	2,453,392
2.84% due 04/01/2025	3,648,316	3,605,337
2.92% due 02/01/2030	1,543,779	1,491,273
2.92% due 05/01/2030	2,000,000	1,916,031
2.94% due 05/01/2030	1,680,000	1,608,541
2.97% due 06/01/2030	1,862,383	1,802,902
3.00% due 11/01/2028	130,774	130,237
3.00% due 12/01/2031	598,659	596,188
3.00% due 08/01/2033	481,452	476,167
3.00% due 07/01/2037	147,879	143,063
3.00% due 11/01/2037	246,003	237,988
3.00% due 05/01/2043	254,033	247,776
3.00% due 06/01/2043	952,614	918,830
3.00% due 09/01/2046	696,371	668,546
3.00% due 11/01/2046	1,052,457	1,008,702
3.00% due 12/01/2046	256,328	245,958
3.00% due 01/01/2048	1,021,827	973,479
3.00% due 02/01/2048	141,728	135,106
3.00% due 08/01/2049	856,909	815,099
3.00% due 06/01/2051	363,237	345,432
3.00% due 10/01/2051	1,986,709	1,882,267
3.00% due 12/01/2051	2,182,366	2,069,105
3.00% due 01/01/2052	2,864,954	2,717,483
3.00% due 07/01/2060	2,459,765	2,348,096
3.03% due 04/01/2030	2,000,000	1,931,277
3.04% due 12/01/2024	2,401,917	2,388,730
3.07% due 09/01/2024	3,883,279	3,859,152
3.10% due 09/01/2025	3,115,808	3,095,217
3.12% due 06/01/2035	2,000,000	1,882,539
3.50% due 04/01/2038	233,265	229,619
3.50% due 01/01/2041	328,665	325,298
3.50% due 11/01/2041	14,428	14,270
3.50% due 01/01/2042	143,157	141,439
3.50% due 04/01/2043	57,160	56,570
3.50% due 07/01/2043	431,705	426,343
3.50% due 08/01/2043	262,618	259,909
3.50% due 03/01/2045	267,265	264,311
3.50% due 11/01/2045	183,790	181,397
3.50% due 03/01/2046	60,188	59,109
3.50% due 07/01/2046	720,260	711,771
3.50% due 12/01/2046	186,421	184,046
3.50% due 03/01/2060	1,906,676	1,868,225

3.76% due 12/01/2035	1,804,317	1,802,709
3.77% due 12/01/2025	1,418,283	1,443,929
3.81% due 12/01/2028	920,000	942,243
3.95% due 01/01/2027	128,828	131,009
4.00% due 09/01/2040	1,074,092	1,087,447
4.00% due 11/01/2040	680,497	687,885
4.00% due 06/01/2041	485,148	490,412
4.00% due 10/01/2041	488,958	495,032
4.00% due 11/01/2041	240,088	243,060
4.00% due 01/01/2042	1,562,344	1,581,294
4.00% due 04/01/2042	218,474	220,073
4.00% due 10/01/2042	344,353	348,633
4.00% due 12/01/2042	195,662	198,108
4.00% due 01/01/2043	696,216	703,300
4.00% due 06/01/2043	303,191	306,701
4.00% due 07/01/2043	150,098	151,960
4.00% due 04/01/2044	162,384	164,413
4.00% due 06/01/2045	571,383	577,620
4.00% due 02/01/2046	9,290	9,350
4.00% due 08/01/2048	339,597	339,409
4.00% due 10/01/2049	755,465	764,834
4.50% due 05/01/2025	3,442	3,516
4.50% due 03/01/2034	37,841	39,498
4.50% due 05/01/2040	11,193	11,679
4.50% due 10/01/2040	15,135	15,791
4.50% due 02/01/2041	370,624	386,604
4.50% due 04/01/2041	714,646	745,727
4.50% due 07/01/2042	301,178	314,228
4.50% due 11/01/2042	651,267	676,105
4.50% due 01/01/2043	530,910	553,851
4.50% due 04/01/2044	42,054	43,868
4.50% due 06/01/2044	1,417,653	1,464,810
4.50% due 07/01/2049	836,732	868,884
4.50% due 09/01/2049	581,484	616,560
5.00% due 03/01/2034	9,041	9,424
5.00% due 04/01/2034	12,112	12,853
5.00% due 05/01/2035	6,545	6,924
5.00% due 07/01/2035	21,233	22,141
5.00% due 08/01/2035	14,996	15,835
5.00% due 09/01/2035	5,784	6,099
5.00% due 10/01/2035	20,526	21,713
5.00% due 10/01/2039	9,975	10,476
5.00% due 11/01/2039	22,993	24,294
5.00% due 12/01/2039	25,900	27,338
5.00% due 02/01/2040	21,690	22,903
5.00% due 06/01/2040	14,614	15,541
5.00% due 03/01/2042	2,425,492	2,571,173
5.50% due 11/01/2034	1,791	1,905
5.50% due 01/01/2036	66,385	70,623
5.50% due 11/01/2036	21,185	22,540
5.50% due 06/01/2037	81,508	86,683
5.50% due 08/01/2037	60,077	63,921
5.50% due 01/01/2038	11,841	12,593
5.50% due 12/01/2038	1,482,705	1,577,402
5.50% due 05/01/2058	1,185,112	1,300,243
5.55% due 03/01/2038	950,956	1,018,210
6.00% due 02/01/2033	22,305	23,559
6.00% due 10/01/2035	8,105	8,829
6.00% due 01/01/2036	8,936	9,860
6.00% due 02/01/2037	6,202	6,850
6.00% due 03/01/2037	3,581	3,955
6.00% due 04/01/2037	5,898	6,406
6.00% due 06/01/2037	74,907	82,748
6.00% due 06/01/2038	29,718	32,689
6.00% due 10/01/2038	3,794	4,191
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90% due 06/25/2027	1,519,150	1,496,377
Federal National Mtg. Assoc. REMIC
Series 2008-11, Class DO zero coupon due 03/25/2038(2)	573,225	491,449
Series 2020-M50, Class A1 0.67% due 10/25/2030(3)	805,145	737,958
Series 2021-M3, Class 1A1 1.00% due 11/25/2033(3)	838,184	768,332
Series 2020-M50, Class A2 1.20% due 10/25/2030(3)	390,000	350,171
Series 2020-M38, Class 2A1 1.59% due 11/25/2028(3)	376,682	343,632
Series 2013-53, Class CB 2.00% due 10/25/2040(2)	20,751	20,579
Series 2016-19, Class AD 2.00% due 04/25/2046(2)	143,979	136,977
Series 2015-M7, Class A2 2.59% due 12/25/2024(3)	2,276,979	2,246,447
Series 2013-1, Class YI 3.00% due 02/25/2033(2)(10)	172,365	16,876
Series 2013-64, Class KI 3.00% due 02/25/2033(2)(10)	42,284	3,964
Series 2016-38, Class NA 3.00% due 01/25/2046(2)	369,024	361,040
Series 2010-43, Class AH 3.25% due 05/25/2040(2)	69,356	67,993
Series 2014-10, Class KM 3.50% due 09/25/2043(2)	151,121	149,452
Series 2014-35, Class CA 3.50% due 06/25/2044(2)	128,240	127,744
Series 2019-7, Class CA 3.50% due 11/25/2057(2)	973,468	972,135
Series 2011-104, Class NY 4.00% due 03/25/2039(2)	559,428	563,690
Series 2010-113, Class GB 4.00% due 10/25/2040(2)	97,541	98,623
Series 2016-40, Class IQ 4.00% due 07/25/2046(2)(10)	214,796	40,309
Series 2010-47, Class MB 5.00% due 09/25/2039(2)	870,798	917,022
Series 2005-93, Class PZ 5.50% due 10/25/2035(2)	1,743,994	1,856,238
Series 2002-56, Class ZQ 6.00% due 09/25/2032(2)	228,415	247,301
Series 2005-109, Class GE 6.00% due 12/25/2035(2)	1,397,000	1,409,044
Federal National Mtg. Assoc. REMIC FRS
Series 2015-M17, Class FA 1.38% (1 ML+0.93%) due 11/25/2022(3)	88,009	87,972
Federal National Mtg. Assoc. REMIC VRS
Series 2022-M3, Class A2 1.76% due 11/25/2031(3)(4)	2,400,000	2,067,680
Series 2020-M50, Class X1 2.01% due 10/25/2030(3)(4)(10)	6,219,844	593,825
Series 2021-M3, Class X1 2.09% due 11/25/2033(3)(4)(10)	5,168,813	605,557
Series 2020-M38, Class X2 2.11% due 11/25/2028(3)(4)(10)	2,162,048	218,670
Series 2017-M3, Class A2 2.56% due 12/25/2026(3)(4)	282,161	274,155
Series 2017-M4, Class A2 2.66% due 12/25/2026(3)(4)	1,950,333	1,900,445
Series 2015-M8, Class A2 2.90% due 01/25/2025(3)(4)	1,957,988	1,934,835
Series 2017-M8, Class A2 3.06% due 05/25/2027(3)(4)	1,157,716	1,150,583
Series 2015-M10, Class A2 3.09% due 04/25/2027(3)(4)	1,522,203	1,515,553

Series 2015-M2, Class A3 3.12% due 12/25/2024(3)(4)	660,430	659,560
Series 2018-M4, Class A2 3.16% due 03/25/2028(3)(4)	766,821	757,088
Series 2017-M12, Class A2 3.17% due 06/25/2027(3)(4)	997,014	994,131
Series 2018-M3, Class A2 3.18% due 02/25/2030(3)(4)	603,364	594,859
Series 2017-M5, Class A2 3.22% due 04/25/2029(3)(4)	988,989	978,543
Series 2018-M10, Class A2 3.48% due 07/25/2028(3)(4)	1,514,000	1,527,339

		152,444,181

Government National Mtg. Assoc. — 5.7%
2.00% due 01/20/2052	2,300,753	2,093,630
2.50% due 08/20/2051	13,371,998	12,462,846
2.50% due 09/20/2051	1,819,981	1,696,024
2.50% due 10/20/2051	1,436,342	1,338,378
2.50% due 11/20/2051	2,632,876	2,453,386
3.00% due 11/20/2044	189,820	183,032
3.00% due 04/20/2045	207,362	199,945
3.00% due 04/20/2046	52,868	50,950
3.00% due 08/20/2046	99,245	95,575
3.00% due 09/20/2046	254,921	246,136
3.00% due 09/20/2047	410,795	395,513
3.00% due 11/20/2047	1,151,802	1,108,823
3.00% due 01/20/2048	1,939,571	1,867,121
3.00% due 11/20/2051	218,148	208,852
3.00% due 02/20/2052	322,061	308,078
3.00% due May 30 TBA	3,700,000	3,531,910
3.50% due 10/20/2033	636,521	634,255
3.50% due 11/15/2040	25,943	25,656
3.50% due 12/15/2041	92,644	93,157
3.50% due 02/15/2042	88,517	88,976
3.50% due 04/15/2042	12,971	12,882
3.50% due 05/20/2046	287,427	285,573
3.50% due 11/20/2047	2,688,413	2,658,897
3.50% due 08/20/2050	1,713,926	1,711,904
3.50% due 01/20/2051	1,953,523	1,956,015
3.50% due 02/20/2052	2,213,208	2,210,554
3.50% due May 30 TBA	7,987,500	7,824,006
4.00% due 12/20/2042	801,427	822,817
4.00% due 09/20/2044	369,970	381,866
4.00% due 03/20/2048	37,091	37,575
4.00% due 05/20/2048	93,730	94,628
4.00% due 05/20/2052	1,999,360	2,012,168
4.00% due May 30 TBA	3,484,842	3,493,622
4.00% due June 30 TBA	775,000	774,167
4.25% due 01/20/2045	1,109,572	1,156,712
4.25% due 02/20/2045	1,131,407	1,179,395
4.25% due 04/20/2045	853,662	888,593
4.25% due 06/20/2045	836,010	871,475
4.50% due 04/15/2039	52,528	55,833
4.50% due 05/15/2039	18,186	19,191
4.50% due 09/15/2039	27,186	28,925
4.50% due 01/15/2040	84,899	89,163
4.50% due 02/15/2040	93,905	98,497
4.50% due 03/15/2040	30,914	32,680
4.50% due 04/15/2040	48,904	51,135
4.50% due 06/15/2040	58,819	61,663
4.50% due 07/15/2040	23,604	24,942
4.50% due 01/20/2041	43,678	46,271
4.50% due 06/20/2041	41,905	44,035
4.50% due 09/20/2041	702,028	738,274
4.50% due 07/20/2045	473,976	489,941
4.50% due 05/20/2048	447,746	456,191
4.50% due 04/20/2049	46,043	47,114
4.50% due 07/20/2049	186,178	191,263
4.50% due 09/20/2049	2,428,101	2,560,791
4.50% due 11/20/2049	1,404,137	1,468,738
4.50% due June 30 TBA	350,000	355,193
5.50% due 12/15/2036	27,916	29,802
5.50% due 04/15/2038	7,837	8,626
5.50% due 01/20/2042	27,176	29,635
6.00% due 12/15/2032	8,893	9,403
Government National Mtg. Assoc. FRS 2.34% (1 Yr USTYCR+1.79%) due 09/20/2071	1,946,121	2,056,830
2.41% (1 Yr USTYCR+1.84%) due 08/20/2071	1,982,409	2,098,630
2.86% (1 Yr USTYCR+1.70%) due 03/20/2072	1,883,570	1,989,891
2.88% (1 Yr USTYCR+1.70%) due 03/20/2072	1,883,570	1,990,620
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP zero coupon due 12/20/2040(2)	94,479	82,054
Series 2011-123, Class MA 4.00% due 07/20/2041(2)	113,755	115,385
Series 2012-12, Class KN 4.50% due 09/20/2041(2)	75,986	77,259
Series 2005-55, Class Z 4.75% due 07/20/2035(2)	1,696,791	1,751,464
Series 2009-92, Class ZC 5.00% due 10/20/2039(2)	710,075	739,417
Series 2010-105, Class B 5.00% due 08/20/2040(2)	674,501	704,485
Government National Mtg. Assoc. REMIC FRS
Series 2015-H07, Class ES 0.58% (1 ML+0.47%) due 02/20/2065(2)	1,242,539	1,236,863
Series 2015-H15, Class FJ 0.68% (1 ML+0.44%) due 06/20/2065(2)	594,264	590,706
Series 2015-H16, Class FG 0.68% (1 ML+0.44%) due 07/20/2065(2)	965,243	959,251
Series 2015-H16, Class FL 0.68% (1 ML+0.44%) due 07/20/2065(2)	2,163,687	2,150,443
Series 2011-H06, Class FA 0.69% (1 ML+0.45%) due 02/20/2061(2)	765,340	761,701
Series 2015-H05, Class FC 0.72% (1 ML+0.48%) due 02/20/2065(2)	2,701,183	2,687,377
Series 2015-H06, Class FA 0.72% (1 ML+0.48%) due 02/20/2065(2)	1,747,028	1,738,859

Series 2015-H08, Class FC 0.72% (1 ML+0.48%) due 03/20/2065(2)	4,651,880	4,629,217
Series 2015-H10, Class FC 0.72% (1 ML+0.48%) due 04/20/2065(2)	2,786,057	2,771,734
Series 2015-H12, Class FA 0.72% (1 ML+0.48%) due 05/20/2065(2)	1,629,006	1,621,055
Series 2013-H18, Class EA 0.74% (1 ML+0.50%) due 07/20/2063(2)	959,657	956,825
Series 2015-H23, Class FB 0.76% (1 ML+0.52%) due 09/20/2065(2)	811,366	808,040
Series 2015-H26, Class FG 0.76% (1 ML+0.52%) due 10/20/2065(2)	585,018	582,586
Series 2012-H08, Class FB 0.84% (1 ML+0.60%) due 03/20/2062(2)	655,277	654,002
Series 2014-H09, Class TA 0.84% (1 ML+0.60%) due 04/20/2064(2)	632,581	631,310
Series 2015-H29, Class FL 0.84% (1 ML+0.60%) due 11/20/2065(2)	2,010,152	2,006,007
Series 2015-H30, Class FE 0.84% (1 ML+0.60%) due 11/20/2065(2)	2,302,323	2,297,593
Series 2015-H32, Class FH 0.90% (1 ML+0.66%) due 12/20/2065(2)	696,241	695,866
Series 2016-H26, Class FC 1.24% (1 ML+1.00%) due 12/20/2066(2)	403,003	406,391
Government National Mtg. Assoc. REMIC VRS
Series 2014-168, Class VB 3.42% due 06/16/2047(3)(4)	658,769	660,479
Series 2015-137, Class W 5.52% due 10/20/2040(2)(4)	1,280,371	1,369,563
Series 2015-137, Class WA 5.55% due 01/20/2038(2)(4)	26,533	28,627

		106,242,928

Resolution Funding Corp — 0.0%
Resolution Funding Corp. STRIPS zero coupon due 01/15/2030	1,000,000	777,154

Small Business Administration — 0.2%
Series 2013-20D, Class 1 2.08% due 04/01/2033	523,384	493,363
Series 2012-20H, Class 1 2.37% due 08/01/2032	269,148	254,073
Series 2013-20F, Class 1 2.45% due 06/01/2033	803,798	760,080
Series 2013-20G, Class 1 3.15% due 07/01/2033	943,554	915,986
Series 2013-20H, Class 1 3.16% due 08/01/2033	991,010	961,090
Series 2013-20I, Class 1 3.62% due 09/01/2033	485,340	478,598

		3,863,190

Tennessee Valley Authority — 0.0%
4.25% due 09/15/2065	405,000	442,062
4.63% due 09/15/2060	240,000	281,626

		723,688

Uniform Mtg. Backed Securities — 3.0%
2.00% due May 15 TBA	4,475,000	4,194,701
2.00% due May 30 TBA	3,175,000	2,803,922
2.00% due June 15 TBA	4,475,000	4,188,634
2.00% due June 30 TBA	6,775,000	5,971,835
2.50% due May 15 TBA	825,000	789,841
2.50% due May 30 TBA	4,700,000	4,292,422
2.50% due June 30 TBA	6,000,000	5,468,406
3.00% due May 15 TBA	1,475,000	1,446,541
3.00% due May 30 TBA	12,375,000	11,681,323
3.50% due May 30 TBA	12,535,000	12,170,702
3.50% due June 30 TBA	775,000	750,541
4.00% due May 30 TBA	325,000	323,496
4.00% due June 30 TBA	775,000	768,900
5.00% due July 30 TBA	475,000	487,023

		55,338,287

Total U.S. Government Agencies (cost $440,403,509)		421,621,647

U.S. GOVERNMENT TREASURIES — 21.9%
United States Treasury Bonds — 9.7%
zero coupon due 08/15/2022 STRIPS	1,785,000	1,779,643
zero coupon due 11/15/2022 STRIPS	7,785,000	7,726,785
zero coupon due 02/15/2023 STRIPS	7,735,000	7,625,953
zero coupon due 05/15/2023 STRIPS	8,880,000	8,688,751
zero coupon due 08/15/2023 STRIPS	3,185,000	3,091,980
zero coupon due 05/15/2024 STRIPS	90,000	85,262
zero coupon due 11/15/2024 STRIPS	710,000	662,330
zero coupon due 02/15/2025 STRIPS	800,000	740,145
zero coupon due 08/15/2026 STRIPS	90,000	79,494
zero coupon due 08/15/2027 STRIPS	1,170,000	1,002,085
zero coupon due 11/15/2027 STRIPS	1,620,000	1,376,411
zero coupon due 02/15/2028 STRIPS	1,800,000	1,516,454
zero coupon due 08/15/2028 STRIPS	1,440,000	1,196,668
zero coupon due 11/15/2028 STRIPS	1,260,000	1,038,918
zero coupon due 11/15/2029 STRIPS	710,000	567,999
zero coupon due 11/15/2030 STRIPS	1,270,000	985,583
zero coupon due 02/15/2032 STRIPS	5,850,000	4,364,314
zero coupon due 05/15/2033 STRIPS	10,400,000	7,455,915
zero coupon due 08/15/2033 STRIPS	630,000	448,146
zero coupon due 02/15/2034 STRIPS	1,765,000	1,234,402
zero coupon due 08/15/2034 STRIPS	540,000	371,785
zero coupon due 11/15/2034 STRIPS	630,000	429,998
zero coupon due 02/15/2035 STRIPS	540,000	365,755
zero coupon due 05/15/2035 STRIPS	990,000	666,098
zero coupon due 08/15/2035 STRIPS	10,000,000	6,679,330
1.13% due 05/15/2040	515,000	372,208
1.25% due 05/15/2050	4,241,000	2,841,470
1.38% due 11/15/2040	20,380,000	15,292,961
1.38% due 08/15/2050	340,000	235,158
1.63% due 11/15/2050	4,325,000	3,194,249
1.75% due 01/15/2028 TIPS(11)	1,584,028	1,772,611
1.75% due 08/15/2041	8,600,000	6,832,969
1.88% due 02/15/2041	2,990,000	2,447,712
1.88% due 02/15/2051	10,432,800	8,215,830
1.88% due 11/15/2051	6,730,000	5,301,978
2.00% due 11/15/2041	410,000	340,236
2.00% due 02/15/2050	4,545,000	3,684,468
2.00% due 08/15/2051	2,400,000	1,948,500
2.25% due 05/15/2041	2,500,000	2,171,973
2.25% due 08/15/2046	3,052,000	2,586,093
2.25% due 08/15/2049	4,800,000	4,120,500
2.25% due 02/15/2052	7,880,000	6,796,500
2.38% due 02/15/2042	5,550,000	4,916,953

2.38% due 11/15/2049	5,750,000	5,078,643
2.50% due 01/15/2029 TIPS(11)	5,033,239	5,951,559
2.50% due 02/15/2045	3,900,000	3,463,688
2.88% due 05/15/2043	4,565,000	4,341,386
2.88% due 08/15/2045	150,000	142,588
2.88% due 05/15/2049	59,000	57,465
3.00% due 11/15/2044	317,000	307,304
3.00% due 02/15/2047	181,000	177,019
3.00% due 02/15/2048	330,000	325,630
3.13% due 02/15/2043	3,050,000	3,021,287
3.50% due 02/15/2039	351,200	374,426
3.63% due 08/15/2043	2,975,000	3,181,274
3.63% due 02/15/2044	1,250,000	1,337,500
3.75% due 11/15/2043	9,944,000	10,830,803
3.88% due 08/15/2040	7,140,000	7,917,033
4.25% due 11/15/2040	543,000	630,007
4.38% due 02/15/2038	360,000	425,841
5.25% due 11/15/2028	90,000	102,273

		180,918,299

United States Treasury Notes — 12.2%
0.13% due 12/31/2022	45,900,000	45,410,520
0.25% due 09/30/2023(12)	31,500,000	30,535,312
0.38% due 01/31/2026	2,340,000	2,128,486
0.38% due 09/30/2027	820,000	715,290
0.50% due 02/28/2026	8,315,000	7,584,839
0.63% due 08/15/2030	620,000	516,731
0.75% due 12/31/2023	30,700,000	29,769,406
0.75% due 04/30/2026	420,000	385,596
0.88% due 06/30/2026	14,106,000	12,971,459
0.88% due 09/30/2026	399,000	365,069
1.13% due 02/28/2025	10,000,000	9,531,641
1.25% due 03/31/2028	4,790,000	4,348,235
1.25% due 06/30/2028	8,893,500	8,040,627
1.25% due 08/15/2031	490,000	424,922
1.38% due 08/31/2023	3,500,000	3,452,285
1.38% due 11/15/2031	3,982,400	3,482,733
1.50% due 02/28/2023	2,000,000	1,992,188
1.50% due 01/31/2027	216,000	202,382
1.50% due 02/15/2030	660,000	596,063
1.63% due 02/15/2026	11,400	10,867
1.63% due 08/15/2029	400,000	366,484
1.63% due 05/15/2031	2,305,000	2,074,410
1.75% due 07/15/2022	3,450,000	3,456,334
1.75% due 09/30/2022	1,500,000	1,502,637
1.75% due 01/31/2023	4,000,000	3,997,031
1.75% due 05/15/2023	2,808,000	2,795,825
1.75% due 12/31/2024	12,848,800	12,484,918
1.75% due 12/31/2026	1,482,300	1,406,506
1.75% due 01/31/2029	1,535,000	1,423,473
1.88% due 02/28/2029	6,100,000	5,702,547
1.88% due 02/15/2032	5,750,000	5,257,656
2.13% due 06/30/2022	1,000,000	1,002,369
2.13% due 02/29/2024	263,000	260,565
2.13% due 05/15/2025	155,000	151,555
2.25% due 10/31/2024	1,000,000	985,781
2.25% due 11/15/2024	58,000	57,148
2.25% due 11/15/2025	430,000	420,342
2.25% due 02/15/2027	3,739,000	3,624,201
2.50% due 08/15/2023	2,000,000	2,002,734
2.50% due 02/28/2026	340,000	334,701
2.50% due 03/31/2027	12,200,000	11,966,484
2.75% due 05/31/2023	377,000	379,121
2.75% due 11/15/2023	600,000	601,875
2.88% due 05/31/2025	3,041,000	3,039,337
2.88% due 05/15/2028	245,000	243,880

		228,002,565

Total U.S. Government Treasuries (cost $437,403,986)		408,920,864

MUNICIPAL BONDS & NOTES — 1.2%
Escambia County Health Facilities Authority Revenue Bonds 3.61% due 08/15/2040	655,000	580,671
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	3,724,000	3,260,473
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	3,828,000	4,364,739
New Jersey Economic Development Authority Revenue Bonds Series B zero coupon due 02/15/2023	5,231,000	5,137,212
Ohio State University Revenue Bonds Series A 4.05% due 10/01/2056	244,000	241,280
Oklahoma Development Finance Authority Revenue Bonds Series C 5.45% due 08/15/2028	1,578,000	1,610,423
Regents of the University of California Medical Center Revenue Bonds Series N 3.71% due 05/15/2120	740,000	559,122
School District of Philadelphia General Obligation Bonds 3.62% due 06/01/2030	1,250,000	1,434,660
School District of Philadelphia General Obligation Bonds 6.77% due 06/01/2040	840,000	1,030,601
State of California General Obligation Bonds 7.30% due 10/01/2039	360,000	475,743
Village of Bridgeview, Illinois General Obligation Bonds 5.06% due 12/01/2025	335,000	329,774
Village of Bridgeview, Illinois General Obligation Bonds 5.14% due 12/01/2036	3,955,000	3,708,672

Total Municipal Bonds & Notes (cost $23,783,409)		22,733,370

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.0%
Province of Quebec, Canada Debentures 7.13% due 02/09/2024	540,000	578,877

Sovereign — 0.2%
Israel Government USAID Government Guar. Notes Series 1 zero coupon due 11/01/2024	380,000	350,689

Kingdom of Saudi Arabia Senior Notes 2.25% due 02/02/2033*	319,000	276,609
Republic of Chile Senior Notes 2.55% due 01/27/2032	256,000	222,428
Republic of Panama Senior Notes 4.50% due 04/16/2050	200,000	172,964
Republic of Peru Senior Notes 5.63% due 11/18/2050	54,000	59,267
United Mexican States Senior Notes 2.66% due 05/24/2031	541,000	457,145
United Mexican States Senior Notes 3.75% due 01/11/2028	547,000	527,002
United Mexican States Senior Notes 3.77% due 05/24/2061	398,000	278,568
United Mexican States Senior Bonds 4.13% due 01/21/2026	200,000	200,580
United Mexican States Senior Notes 4.40% due 02/12/2052	400,000	319,772
United Mexican States Senior Bonds 4.60% due 02/10/2048	400,000	337,539
United Mexican States Senior Bonds 4.75% due 03/08/2044	1,080,000	945,518

		4,148,081

Total Foreign Government Obligations (cost $5,412,292)		4,726,958

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Banks-Commercial — 0.2%
Macquarie Bank, Ltd. 6.13% due 03/08/2027(13)	3,380,000	3,254,940

Diversified Banking Institutions — 0.8%
Bank of America Corp. Series Z 6.50% due 10/23/2024(13)	2,114,000	2,156,365
Bank of America Corp. Series AA 6.10% due 03/17/2025(13)	3,305,000	3,339,884
Bank of America Corp. Series FF 5.88% due 03/15/2028(13)	2,572,000	2,452,273
HSBC Holdings PLC 4.00% due 03/09/2026(13)	1,271,000	1,140,722
HSBC Holdings PLC 4.70% due 03/09/2031(13)	3,212,000	2,730,200
UBS Group AG 4.38% due 02/10/2031(13)	3,708,000	3,095,068

		14,914,512

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp. 5.00% due 06/01/2027(13)	3,313,000	3,191,976

Insurance-Life/Health — 0.0%
Dai-ichi Life Insurance Co., Ltd. 4.00% due 07/24/2026(13)	316,000	304,964

Real Estate Investment Trusts — 0.0%
Scentre Group Trust 2 4.75% due 09/24/2080	405,000	390,967

Total Preferred Securities/Capital Securities (cost $23,653,292)		22,057,359

Total Long-Term Investment Securities (cost $1,986,366,379)		1,856,699,048

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Institutional Liquid Reserves Fund, Trust Class 0.29%(14) (cost $22,554,821)	22,554,277	22,556,533

REPURCHASE AGREEMENTS — 3.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $64,811,000 and collateralized by $78,214,000 of United States Treasury Bonds, bearing interest at 2.00% due 11/15/2041 and having an approximate value of $66,107,257 (cost $64,811,000)	$64,811,000	64,811,000

TOTAL INVESTMENTS (cost $2,073,732,200)	103.9%	1,944,066,581
Liabilities in excess of other assets	(3.9)	(73,571,318)

NET ASSETS	100.0%	$1,870,495,263

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $490,629,560 representing 26.2% of net assets.

†	Non-income producing security
(1)	Collateralized Loan Obligation
(2)	Collateralized Mortgage Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Securities classified as Level 3 (see Note 1).
(6)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. The rate reflected is as of April 30, 2022.
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.

(8)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount	Acquisition Cost	Value	Value per Par	% of Net Assets
Foreign Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00% due 04/30/2029	12/2/2004	$697,152	$98,612	$174,288	$25.00	0.01%

(9)	Security in default of interest.
(10)	Interest Only
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(13)	Perpetual maturity - maturity date reflects the next call date.
(14)	The rate shown is the 7-day yield as of April 30, 2022.

CLO — Collateralized Loan Obligation

DAC — Designated Activity Company

REMIC — Real Estate Mortgage Investment Conduit

SCRT — Seasoned Credit Risk Transfer Trust

STRIPS — Separate Trading of Registered Interest and Principals Securities

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS — Treasury Inflation Protected Securities

ULC — Unlimited Liability Corp.

USAID — United States Agency for International Development

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at April 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML — 1 Month USD Libor

3 ML — 3 Month USD Libor

6 ML — 6 Month USD Libor

SOFR30A — Secured Overnight Financing Rate 30 Day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

1 YR USTYCR — 1 Year U.S. Treasury Yield Curve Rate

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
462	Short	U.S. Treasury 10 Year Ultra Notes	June 2022	63,427,479	59,598,000	$3,829,479

						Unrealized
						(Depreciation)
376	Long	U.S. Treasury 2 Year Notes	June 2022	80,659,202	79,265,500	$(1,393,702)
233	Long	U.S. Treasury 5 Year Notes	June 2022	26,723,259	26,252,547	(470,712)
427	Long	U.S. Treasury Ultra Bonds	June 2022	78,499,080	68,506,812	(9,992,268)

						(11,856,682)

		Net Unrealized Appreciation (Depreciation)				$(8,027,203)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$323,079,903	$7,714,552	$330,794,455
U.S. Corporate Bonds & Notes:
Oil Companies-Exploration & Production	—	2,186,918	2,853,546	5,040,464
Other Industries	—	452,368,971	—	452,368,971
Foreign Corporate Bonds & Notes:
Paper & Related Products	—	—	174,288	174,288
Other Industries	—	188,260,672	—	188,260,672
U.S. Government Agencies	—	421,621,647	—	421,621,647
U.S. Government Treasuries	—	408,920,864	—	408,920,864
Municipal Bonds & Notes	—	22,733,370	—	22,733,370
Foreign Government Obligations	—	4,726,958	—	4,726,958
Preferred Securities/Capital Securities	—	22,057,359	—	22,057,359
Short-Term Investment Securities	22,556,533	—	—	22,556,533
Repurchase Agreements	—	64,811,000	—	64,811,000

Total Investments at Value	$22,556,533	$1,910,767,662	$10,742,386	$1,944,066,581

Other Financial Instruments:+
Futures Contracts	$3,829,479	$—	$—	$3,829,479

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$11,856,682	$—	$—	$11,856,682

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA JPMorgan Mid-Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.6%
Advertising Services — 1.3%
Trade Desk, Inc., Class A†	135,998	$8,013,002

Aerospace/Defense-Equipment — 0.5%
HEICO Corp., Class A	28,920	3,373,229

Airlines — 1.6%
Delta Air Lines, Inc.†	231,106	9,944,491

Applications Software — 1.2%
Confluent, Inc., Class A†	77,580	2,423,599
Five9, Inc.†	35,411	3,898,751
Procore Technologies, Inc.†	19,037	1,055,983

		7,378,333

Banks-Commercial — 2.6%
East West Bancorp, Inc.	70,547	5,030,001
First Republic Bank	27,008	4,030,134
Signature Bank	15,390	3,728,227
SVB Financial Group†	6,975	3,401,289

		16,189,651

Brewery — 1.5%
Constellation Brands, Inc., Class A	37,329	9,186,294

Commercial Services — 1.6%
Quanta Services, Inc.	85,268	9,889,383

Commercial Services-Finance — 4.1%
Equifax, Inc.	27,695	5,636,486
Global Payments, Inc.	42,776	5,859,457
MarketAxess Holdings, Inc.	8,472	2,233,304
Morningstar, Inc.	16,431	4,160,822
Remitly Global, Inc.†	170,463	1,892,139
S&P Global, Inc.	14,886	5,604,579

		25,386,787

Communications Software — 0.6%
Zoom Video Communications, Inc., Class A†	36,250	3,609,413

Computer Aided Design — 2.9%
Cadence Design Systems, Inc.†	57,438	8,664,522
Synopsys, Inc.†	32,014	9,181,295

		17,845,817

Computer Data Security — 2.4%
Crowdstrike Holdings, Inc., Class A†	47,642	9,469,324
Zscaler, Inc.†	25,827	5,236,166

		14,705,490

Computer Services — 1.0%
Globant SA†	30,025	6,485,100

Computer Software — 1.8%
Datadog, Inc., Class A†	31,283	3,778,361
MongoDB, Inc.†	21,679	7,694,527

		11,472,888

Consumer Products-Misc. — 1.2%
Helen of Troy, Ltd.†	35,619	7,640,632

Cruise Lines — 1.0%
Royal Caribbean Cruises, Ltd.†	83,045	6,455,088

Decision Support Software — 1.1%
MSCI, Inc.	15,885	6,691,556

Diagnostic Kits — 2.8%
Exact Sciences Corp.†	88,266	4,859,043
Hologic, Inc.†	84,778	6,103,168
IDEXX Laboratories, Inc.†	10,305	4,436,097
Natera, Inc.†	67,844	2,382,681

		17,780,989

Distribution/Wholesale — 1.8%
Copart, Inc.†	97,022	11,026,550

Diversified Manufacturing Operations — 2.2%
ITT, Inc.	55,331	3,885,343
Trane Technologies PLC	69,055	9,660,104

		13,545,447

Drug Delivery Systems — 1.7%
DexCom, Inc.†	26,687	10,903,775

E-Commerce/Products — 0.2%
Chewy, Inc., Class A†	50,953	1,480,694

E-Commerce/Services — 2.7%
Booking Holdings, Inc.†	1,229	2,716,471
Bumble, Inc., Class A†	175,067	4,199,857
Lyft, Inc., Class A†	171,074	5,577,013
Match Group, Inc.†	54,676	4,327,605

		16,820,946

Electric Products-Misc. — 1.6%
AMETEK, Inc.	55,409	6,995,940
Littelfuse, Inc.	12,172	2,790,431

		9,786,371

Electronic Components-Misc. — 0.7%
Garmin, Ltd.	37,821	4,150,477

Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	41,962	3,588,590
Marvell Technology, Inc.	96,350	5,596,008
Wolfspeed, Inc.†	42,605	3,907,305

		13,091,903

Electronic Measurement Instruments — 3.0%
Agilent Technologies, Inc.	80,492	9,600,281
Keysight Technologies, Inc.†	38,503	5,400,816
Trimble, Inc.†	59,234	3,950,908

		18,952,005

Energy-Alternate Sources — 1.3%
SolarEdge Technologies, Inc.†	33,122	8,294,080

Enterprise Software/Service — 1.8%
Bill.com Holdings, Inc.†	18,775	3,205,080
Gitlab, Inc., Class A†	12,866	616,667
HubSpot, Inc.†	19,762	7,498,296

		11,320,043

Entertainment Software — 1.3%
ROBLOX Corp., Class A†	44,695	1,369,902
Take-Two Interactive Software, Inc.†	42,417	5,069,255
Unity Software, Inc.†	29,522	1,960,556

		8,399,713

Finance-Investment Banker/Broker — 0.6%
Tradeweb Markets, Inc., Class A	49,400	3,516,786

Finance-Leasing Companies — 0.5%
Air Lease Corp.	84,636	3,409,138

Food-Catering — 1.0%
Aramark	166,877	6,049,291

Hotels/Motels — 2.2%
Hilton Worldwide Holdings, Inc.†	86,577	13,444,542

Instruments-Controls — 1.1%
Mettler-Toledo International, Inc.†	5,211	6,657,209

Insurance-Property/Casualty — 0.9%
Progressive Corp.	53,372	5,730,018

Internet Application Software — 0.6%
Okta, Inc.†	30,736	3,667,112

Internet Content-Entertainment — 0.4%
Roku, Inc.†	29,633	2,752,906

Internet Infrastructure Software — 0.7%
F5, Inc.†	24,429	4,089,659

Internet Security — 3.0%
Palo Alto Networks, Inc.†	33,115	18,586,787

Investment Management/Advisor Services — 2.0%
Affiliated Managers Group, Inc.	24,238	3,043,565
LPL Financial Holdings, Inc.	48,902	9,187,219

		12,230,784

Machinery-Farming — 0.5%
Toro Co.	36,580	2,931,155

Machinery-Pumps — 0.9%
Ingersoll Rand, Inc.	128,790	5,661,608

Medical Labs & Testing Services — 0.9%
Catalent, Inc.†	63,359	5,737,791

Medical Products — 1.0%
Cooper Cos., Inc.	16,870	6,090,745

Medical-Biomedical/Gene — 4.7%
Alnylam Pharmaceuticals, Inc.†	42,785	5,708,803
Exelixis, Inc.†	205,990	4,601,817
Horizon Therapeutics PLC†	90,547	8,924,312
Maravai LifeSciences Holdings, Inc., Class A†	116,752	3,587,789
Royalty Pharma PLC, Class A	105,687	4,500,152
Seagen, Inc.†	17,495	2,292,020

		29,614,893

Medical-Drugs — 0.9%
Jazz Pharmaceuticals PLC†	35,619	5,706,876

Medical-HMO — 1.7%
Centene Corp.†	130,239	10,490,751

Medical-Hospitals — 0.9%
Acadia Healthcare Co., Inc.†	82,665	5,611,300

Medical-Outpatient/Home Medical — 0.7%
Amedisys, Inc.†	33,521	4,278,956

Medical-Wholesale Drug Distribution — 1.2%
McKesson Corp.	23,517	7,281,098

Metal-Copper — 0.6%
Freeport-McMoRan, Inc.	86,574	3,510,576

Networking Products — 1.4%
Arista Networks, Inc.†	77,066	8,906,518

Office Automation & Equipment — 1.0%
Zebra Technologies Corp., Class A†	16,529	6,110,110

Oil Companies-Exploration & Production — 1.3%
EOG Resources, Inc.	69,514	8,116,455

Oil-Field Services — 0.4%
Baker Hughes Co.	73,406	2,277,054

Patient Monitoring Equipment — 1.1%
Insulet Corp.†	28,762	6,873,830

Pipelines — 1.5%
Cheniere Energy, Inc.	67,456	9,161,199

Power Converter/Supply Equipment — 0.7%
Generac Holdings, Inc.†	21,465	4,708,992

Private Equity — 0.9%
Ares Management Corp., Class A	88,327	5,849,014

Respiratory Products — 0.8%
ResMed, Inc.	25,289	5,057,041

Retail-Apparel/Shoe — 2.0%
Burlington Stores, Inc.†	35,426	7,211,316
Lululemon Athletica, Inc.†	14,995	5,317,677

		12,528,993

Retail-Auto Parts — 0.7%
O’Reilly Automotive, Inc.†	6,791	4,119,081

Retail-Automobile — 0.5%
CarMax, Inc.†	34,064	2,922,010

Retail-Gardening Products — 1.0%
Tractor Supply Co.	32,178	6,482,258

Retail-Restaurants — 1.5%
Chipotle Mexican Grill, Inc.†	6,648	9,676,895

Retail-Vision Service Center — 0.5%
National Vision Holdings, Inc.†	78,298	2,947,920

Schools — 0.9%
Bright Horizons Family Solutions, Inc.†	47,111	5,381,961

Semiconductor Equipment — 2.4%
Entegris, Inc.	70,508	7,853,886
Teradyne, Inc.	67,756	7,145,548

		14,999,434

Steel Pipe & Tube — 0.5%
Advanced Drainage Systems, Inc.	30,125	3,086,608

Therapeutics — 1.0%
Agios Pharmaceuticals, Inc.†	96,479	2,119,644
Neurocrine Biosciences, Inc.†	42,930	3,864,988

		5,984,632

Transport-Truck — 0.9%
Old Dominion Freight Line, Inc.	21,128	5,918,375

Total Long-Term Investment Securities (cost $639,605,898)		607,978,508

REPURCHASE AGREEMENTS — 3.9%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00%, dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $24,165,000 and collateralized by $29,746,100 of United States Treasury Bonds, bearing interest at 1.88% due 02/15/2041 and having an approximate value of $24,648,364 (cost $24,165,000)	$24,165,000	24,165,000

TOTAL INVESTMENTS (cost $663,770,898)	101.5%	632,143,508
Liabilities in excess of other assets	(1.5)	(9,061,544)

NET ASSETS	100.0%	$623,081,964

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$607,978,508	$—	$—	$607,978,508
Repurchase Agreements	—	24,165,000	—	24,165,000

Total Investments at Value	$607,978,508	$24,165,000	$—	$632,143,508

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Growth Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 97.7%
Aerospace/Defense — 0.1%
TransDigm Group, Inc.†	403	$239,708

Aerospace/Defense-Equipment — 0.1%
L3Harris Technologies, Inc.	1,434	333,061

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,241	216,996

Apparel Manufacturers — 0.0%
Under Armour, Inc., Class A†	1,413	21,704
Under Armour, Inc., Class C†	1,610	22,846

		44,550

Applications Software — 13.2%
Intuit, Inc.	4,930	2,064,438
Microsoft Corp.	130,528	36,224,131
PTC, Inc.†	916	104,616
ServiceNow, Inc.†	3,482	1,664,744

		40,057,929

Athletic Footwear — 0.5%
NIKE, Inc., Class B	11,999	1,496,275

Auto-Cars/Light Trucks — 4.2%
Tesla, Inc.†	14,575	12,691,327

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	1,931	205,458

Banks-Commercial — 0.5%
First Republic Bank	3,121	465,716
Regions Financial Corp.	7,380	152,913
Signature Bank	1,092	264,537
SVB Financial Group†	1,023	498,856
Zions Bancorp NA	1,267	71,598

		1,453,620

Banks-Super Regional — 0.0%
Comerica, Inc.	1,024	83,866
Beverages-Non-alcoholic — 0.7%
Monster Beverage Corp.†	3,402	291,483
PepsiCo, Inc.	10,116	1,737,019

		2,028,502

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	1,064	75,810

Building Products-Air & Heating — 0.1%
Johnson Controls International PLC	7,463	446,810

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	630	223,158
Vulcan Materials Co.	1,110	191,242

		414,400

Building Products-Wood — 0.0%
Masco Corp.	2,005	105,643

Building-Maintenance & Services — 0.0%
Rollins, Inc.	1,734	58,158

Building-Residential/Commercial — 0.1%
D.R. Horton, Inc.	2,975	207,030
NVR, Inc.†	26	113,782

		320,812

Casino Services — 0.1%
Caesars Entertainment, Inc.†	2,382	157,879

Chemicals-Diversified — 0.0%
Celanese Corp.	809	118,874

Chemicals-Specialty — 0.1%
Albemarle Corp.	1,385	267,070

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,226	612,061

Commercial Services — 0.1%
Cintas Corp.	706	280,466
Quanta Services, Inc.	1,339	155,297

		435,763

Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	3,876	845,666
Equifax, Inc.	2,124	432,277
MarketAxess Holdings, Inc.	318	83,828
Moody’s Corp.	1,859	588,336
PayPal Holdings, Inc.†	10,953	963,097
S&P Global, Inc.	3,762	1,416,393

		4,329,597

Computer Aided Design — 0.7%
ANSYS, Inc.†	942	259,700
Autodesk, Inc.†	2,451	463,925
Cadence Design Systems, Inc.†	4,826	728,002
Synopsys, Inc.†	1,790	513,354

		1,964,981

Computer Data Security — 0.2%
Fortinet, Inc.†	2,363	682,931

Computer Services — 0.7%
Accenture PLC, Class A	6,382	1,916,898
EPAM Systems, Inc.†	987	261,545

		2,178,443

Computer Software — 0.0%
Akamai Technologies, Inc.†	1,188	133,389

Computers — 14.2%
Apple, Inc.	269,930	42,554,465
HP, Inc.	9,426	345,274

		42,899,739

Computers-Memory Devices — 0.1%
NetApp, Inc.	2,748	201,291
Seagate Technology Holdings PLC	2,560	210,022

		411,313

Consulting Services — 0.2%
Gartner, Inc.†	1,432	416,068
Verisk Analytics, Inc.	1,431	291,995

		708,063

Containers-Paper/Plastic — 0.0%
Sealed Air Corp.	1,419	91,114

Cosmetics & Toiletries — 0.2%
Estee Lauder Cos., Inc., Class A	2,387	630,311

Data Processing/Management — 0.2%
Broadridge Financial Solutions, Inc.	894	128,852
Paychex, Inc.	2,963	375,501

		504,353

Decision Support Software — 0.2%
MSCI, Inc.	1,415	596,069

Diagnostic Equipment — 2.1%
Danaher Corp.	7,534	1,892,013
PerkinElmer, Inc.	2,197	322,102
Thermo Fisher Scientific, Inc.	6,861	3,793,584
Waters Corp.†	787	238,477

		6,246,176

Diagnostic Kits — 0.2%
Hologic, Inc.†	3,221	231,880
IDEXX Laboratories, Inc.†	1,019	438,659

		670,539

Distribution/Wholesale — 0.3%
Copart, Inc.†	2,527	287,193
Fastenal Co.	4,810	266,041
LKQ Corp.	2,008	99,657
Pool Corp.	698	282,844

		935,735

Diversified Banking Institutions — 2.5%
Bank of America Corp.	54,457	1,943,026
Goldman Sachs Group, Inc.	5,910	1,805,446
JPMorgan Chase & Co.	23,669	2,825,132
Morgan Stanley	12,094	974,655

		7,548,259

Diversified Manufacturing Operations — 0.2%
A.O. Smith Corp.	1,144	66,844
Illinois Tool Works, Inc.	2,039	401,907

		468,751

Drug Delivery Systems — 0.2%
DexCom, Inc.†	1,687	689,274

E-Commerce/Products — 6.5%
Amazon.com, Inc.†	7,619	18,938,015
eBay, Inc.	8,393	435,765
Etsy, Inc.†	2,208	205,763

		19,579,543

E-Services/Consulting — 0.1%
CDW Corp.	1,394	227,473

Electronic Components-Misc. — 0.1%
Garmin, Ltd.	1,349	148,039

Electronic Components-Semiconductors — 5.0%
Advanced Micro Devices, Inc.†	28,463	2,434,156
Broadcom, Inc.	4,098	2,271,890
Microchip Technology, Inc.	4,647	302,984
Monolithic Power Systems, Inc.	754	295,749
NVIDIA Corp.	43,528	8,073,138
Qorvo, Inc.†	925	105,247
Skyworks Solutions, Inc.	1,343	152,162
Texas Instruments, Inc.	7,880	1,341,570

		14,976,896

Electronic Connectors — 0.1%
Amphenol Corp., Class A	5,527	395,180

Electronic Forms — 1.1%
Adobe, Inc.†	8,213	3,251,937

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	3,137	374,150
Keysight Technologies, Inc.†	2,390	335,245
Trimble, Inc.†	2,448	163,282

		872,677

Energy-Alternate Sources — 0.2%
Enphase Energy, Inc.†	2,332	376,385
SolarEdge Technologies, Inc.†	685	171,531

		547,916

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	990	137,164

Enterprise Software/Service — 1.4%
Ceridian HCM Holding, Inc.†	977	54,839
Oracle Corp.	27,432	2,013,509
Paycom Software, Inc.†	629	177,045
salesforce.com, Inc.†	10,461	1,840,508
Tyler Technologies, Inc.†	442	174,462

		4,260,363

Entertainment Software — 0.1%
Take-Two Interactive Software, Inc.†	1,246	148,909

Finance-Consumer Loans — 0.1%
Synchrony Financial	5,174	190,455

Finance-Credit Card — 2.3%
American Express Co.	4,712	823,233
Capital One Financial Corp.	3,459	431,061
Discover Financial Services	5,015	563,987
Mastercard, Inc., Class A	7,063	2,566,553
Visa, Inc., Class A	12,416	2,646,222

		7,031,056

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	17,800	1,180,674

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	1,077	121,679
Intercontinental Exchange, Inc.	5,576	645,757
Nasdaq, Inc.	1,590	250,218

		1,017,654

Food-Confectionery — 0.1%
Hershey Co.	1,139	257,152

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,494	80,886

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	1,989	308,872

Human Resources — 0.0%
Robert Half International, Inc.	1,297	127,508

Independent Power Producers — 0.1%
NRG Energy, Inc.	4,263	153,042

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,052	265,809

Industrial Gases — 0.5%
Linde PLC	4,551	1,419,730

Instruments-Controls — 0.1%
Mettler-Toledo International, Inc.†	252	321,938

Insurance Brokers — 0.6%
Aon PLC, Class A	2,244	646,250
Arthur J. Gallagher & Co.	1,597	269,078

Brown & Brown, Inc.	2,817	174,598
Marsh & McLennan Cos., Inc.	5,363	867,197

		1,957,123

Insurance-Multi-line — 0.1%
Cincinnati Financial Corp.	1,227	150,504

Internet Content-Entertainment — 3.3%
Meta Platforms, Inc., Class A†	40,203	8,059,495
Netflix, Inc.†	7,730	1,471,483
Twitter, Inc.†	6,682	327,552

		9,858,530

Internet Infrastructure Software — 0.0%
F5, Inc.†	560	93,750
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc.	1,177	312,481
BlackRock, Inc.	1,291	806,462
Franklin Resources, Inc.	2,203	54,172
Raymond James Financial, Inc.	1,919	187,026
T. Rowe Price Group, Inc.	2,794	343,774

		1,703,915

Machinery-Farming — 0.3%
Deere & Co.	2,246	847,977

Machinery-General Industrial — 0.1%
IDEX Corp.	542	102,883
Nordson Corp.	565	121,865
Otis Worldwide Corp.	2,960	215,606

		440,354

Machinery-Pumps — 0.1%
Dover Corp.	1,153	153,695
Xylem, Inc.	1,287	103,603

		257,298

Medical Instruments — 0.7%
Bio-Techne Corp.	684	259,708
Edwards Lifesciences Corp.†	6,848	724,382
Intuitive Surgical, Inc.†	4,298	1,028,511

		2,012,601

Medical Labs & Testing Services — 0.4%
Catalent, Inc.†	1,871	169,438
Charles River Laboratories International, Inc.†	879	212,287
IQVIA Holdings, Inc.†	2,428	529,280
Laboratory Corp. of America Holdings†	859	206,400
Quest Diagnostics, Inc.	953	127,550

		1,244,955

Medical Products — 1.2%
Abbott Laboratories	16,317	1,851,980
ABIOMED, Inc.†	436	124,949
Align Technology, Inc.†	1,277	370,215
STERIS PLC	732	164,005
Stryker Corp.	2,397	578,300
West Pharmaceutical Services, Inc.	1,290	406,427

		3,495,876

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.	4,021	937,657
Bio-Rad Laboratories, Inc., Class A†	207	105,996
Illumina, Inc.†	1,333	395,435
Incyte Corp.†	1,408	105,544
Moderna, Inc.†	6,141	825,412
Regeneron Pharmaceuticals, Inc.†	1,858	1,224,626
Vertex Pharmaceuticals, Inc.†	2,660	726,765

		4,321,435

Medical-Drugs — 3.3%
AbbVie, Inc.	16,621	2,441,293
Eli Lilly & Co.	13,824	4,038,405
Pfizer, Inc.	52,772	2,589,522
Zoetis, Inc.	5,437	963,708

		10,032,928

Medical-HMO — 1.2%
Molina Healthcare, Inc.†	498	156,098
UnitedHealth Group, Inc.	6,887	3,502,384

		3,658,482

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	2,419	518,996

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	11,247	456,066

Multimedia — 0.1%
FactSet Research Systems, Inc.	381	153,730

Networking Products — 0.7%
Arista Networks, Inc.†	3,905	451,301
Cisco Systems, Inc.	33,045	1,618,544

		2,069,845

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	1,600	214,832
Waste Management, Inc.	3,417	561,891

		776,723

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	675	249,520

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	736	132,922

Oil Companies-Exploration & Production — 1.0%
APA Corp.	3,479	142,395
Devon Energy Corp.	10,962	637,660
Diamondback Energy, Inc.	2,965	374,272
EOG Resources, Inc.	4,686	547,137
Hess Corp.	3,408	351,263
Occidental Petroleum Corp.	6,334	348,940
Pioneer Natural Resources Co.	2,214	514,689

		2,916,356

Pipelines — 0.1%
ONEOK, Inc.	3,339	211,459

Power Converter/Supply Equipment — 0.1%
Generac Holdings, Inc.†	1,098	240,879

Real Estate Investment Trusts — 2.3%
American Tower Corp.	4,044	974,685
AvalonBay Communities, Inc.	1,022	232,485
Camden Property Trust	1,779	279,107
Crown Castle International Corp.	3,386	627,121

Duke Realty Corp.	4,310	235,972
Equinix, Inc.	721	518,457
Essex Property Trust, Inc.	499	164,306
Extra Space Storage, Inc.	2,331	442,890
Federal Realty Investment Trust	517	60,520
Iron Mountain, Inc.	3,075	165,220
Mid-America Apartment Communities, Inc.	1,245	244,867
Prologis, Inc.	7,860	1,259,879
Public Storage	1,567	582,140
SBA Communications Corp.	1,060	367,937
Simon Property Group, Inc.	3,433	405,094
UDR, Inc.	2,864	152,393
Weyerhaeuser Co.	5,465	225,267

		6,938,340

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	2,914	241,979

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	756	239,289

Respiratory Products — 0.1%
ResMed, Inc.	1,476	295,156

Retail-Auto Parts — 0.5%
Advance Auto Parts, Inc.	521	104,007
AutoZone, Inc.†	359	702,014
O’Reilly Automotive, Inc.†	1,173	711,483

		1,517,504

Retail-Automobile — 0.0%
CarMax, Inc.†	1,492	127,984

Retail-Building Products — 2.1%
Home Depot, Inc.	13,818	4,150,927
Lowe’s Cos., Inc.	11,731	2,319,571

		6,470,498

Retail-Discount — 1.0%
Costco Wholesale Corp.	3,938	2,093,913
Target Corp.	4,589	1,049,275

		3,143,188

Retail-Gardening Products — 0.1%
Tractor Supply Co.	1,982	399,274

Retail-Misc./Diversified — 0.1%
Bath & Body Works, Inc.	2,917	154,280

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	528	209,510

Retail-Restaurants — 1.0%
Chipotle Mexican Grill, Inc.†	328	477,440
Domino’s Pizza, Inc.	424	143,312
McDonald’s Corp.	5,855	1,458,832
Starbucks Corp.	10,215	762,447
Yum! Brands, Inc.	2,365	276,729

		3,118,760

Semiconductor Components-Integrated Circuits — 1.1%
NXP Semiconductors NV	2,917	498,515
QUALCOMM, Inc.	19,623	2,741,137

		3,239,652

Semiconductor Equipment — 1.3%
Applied Materials, Inc.	15,460	1,706,011
KLA Corp.	2,624	837,738
Lam Research Corp.	2,429	1,131,331
Teradyne, Inc.	2,838	299,296

		3,974,376

Steel-Producers — 0.1%
Nucor Corp.	2,558	395,927

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,011	106,034

Transport-Rail — 0.4%
Union Pacific Corp.	4,547	1,065,317

Transport-Services — 0.4%
Expeditors International of Washington, Inc.	2,949	292,157
United Parcel Service, Inc., Class B	5,459	982,511

		1,274,668

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	863	147,444
Old Dominion Freight Line, Inc.	1,621	454,074

		601,518

Water Treatment Systems — 0.0%
Pentair PLC	1,671	84,803

Web Hosting/Design — 0.0%
VeriSign, Inc.†	791	141,344

Web Portals/ISP — 7.6%
Alphabet, Inc., Class A†	5,236	11,949,547
Alphabet, Inc., Class C†	4,836	11,119,560

		23,069,107

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,735	370,752

Total Common Stocks (cost $210,726,184)		295,435,966

EXCHANGE-TRADED FUNDS — 2.5%
SPDR Portfolio S&P 500 Growth ETF (cost $8,924,479)	131,240	7,592,234

Total Long-Term Investment Securities (cost $219,650,663)		303,028,200

SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills 0.07% due 09/08/2022(1) (cost $299,926)	$300,000	298,855

TOTAL INVESTMENTS (cost $219,950,589)	100.3%	303,327,055
Liabilities in excess of other assets	(0.3)	(760,487)

NET ASSETS	100.0%	$302,566,568

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
2	Long	S&P 500 E-Mini Index	June 2022	425,368	412,750	$(12,618)

*	Notional Basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$295,435,966	$—	$—	$295,435,966
Exchange-Traded Funds	7,592,234	—	—	7,592,234
Short-Term Investment Securities	—	298,855	—	298,855

Total Investments at Value	$303,028,200	$298,855	$—	$303,327,055

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$12,618	$—	$—	$12,618

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	33,011	$1,076,819
Omnicom Group, Inc.	17,527	1,334,330

		2,411,149

Aerospace/Defense — 1.4%
Boeing Co.†	45,960	6,840,687
General Dynamics Corp.	19,330	4,572,125
Lockheed Martin Corp.	20,327	8,783,703
Northrop Grumman Corp.	12,306	5,407,257
Raytheon Technologies Corp.	125,155	11,878,461
Teledyne Technologies, Inc.†	3,913	1,688,655
TransDigm Group, Inc.†	4,419	2,628,465

		41,799,353

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	31,829	1,086,005
L3Harris Technologies, Inc.	16,456	3,822,071

		4,908,076

Agricultural Biotech — 0.1%
Corteva, Inc.	60,972	3,517,475

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	17,987	1,741,681
Mosaic Co.	31,065	1,939,077

		3,680,758

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	46,927	4,202,782

Airlines — 0.3%
Alaska Air Group, Inc.†	10,559	574,304
American Airlines Group, Inc.†	54,322	1,019,624
Delta Air Lines, Inc.†	53,675	2,309,635
Southwest Airlines Co.†	49,677	2,320,910
United Airlines Holdings, Inc.†	27,156	1,371,378

		7,595,851

Apparel Manufacturers — 0.1%
PVH Corp.	5,869	427,146
Ralph Lauren Corp.	3,882	405,048
Tapestry, Inc.	22,140	728,849
Under Armour, Inc., Class A†	15,821	243,010
Under Armour, Inc., Class C†	18,037	255,945
VF Corp.	27,071	1,407,692

		3,467,690

Appliances — 0.0%
Whirlpool Corp.	4,948	898,161

Applications Software — 6.6%
Intuit, Inc.	23,748	9,944,475
Microsoft Corp.	628,727	174,484,317
PTC, Inc.†	8,827	1,008,132
Roper Technologies, Inc.	8,847	4,157,382
ServiceNow, Inc.†	16,773	8,019,171

		197,613,477

Athletic Footwear — 0.4%
NIKE, Inc., Class B	107,036	13,347,389

Auto-Cars/Light Trucks — 2.4%
Ford Motor Co.	329,875	4,671,030
General Motors Co.†	121,858	4,619,637
Tesla, Inc.†	70,207	61,133,447

		70,424,114

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	11,945	2,259,875
PACCAR, Inc.	29,126	2,418,914

		4,678,789

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	22,687	2,413,897
BorgWarner, Inc.	20,108	740,577

		3,154,474

Banks-Commercial — 0.6%
Citizens Financial Group, Inc.	41,501	1,635,139
First Republic Bank	15,034	2,243,374
M&T Bank Corp.	15,028	2,504,266
Regions Financial Corp.	79,001	1,636,901
Signature Bank	5,261	1,274,477
SVB Financial Group†	4,927	2,402,602
Truist Financial Corp.	111,951	5,412,831
Zions Bancorp NA	12,716	718,581

		17,828,171

Banks-Fiduciary — 0.2%
Bank of New York Mellon Corp.	62,045	2,609,613
Northern Trust Corp.	17,424	1,795,543
State Street Corp.	30,693	2,055,510

		6,460,666

Banks-Super Regional — 1.1%
Comerica, Inc.	10,960	897,624
Fifth Third Bancorp	57,343	2,152,083
Huntington Bancshares, Inc.	120,577	1,585,588
KeyCorp.	77,898	1,504,210
PNC Financial Services Group, Inc.	35,223	5,850,540
US Bancorp	113,255	5,499,663
Wells Fargo & Co.	325,884	14,218,319

		31,708,027

Beverages-Non-alcoholic — 1.5%
Coca-Cola Co.	326,024	21,064,411
Monster Beverage Corp.†	31,507	2,699,520
PepsiCo, Inc.	116,023	19,922,309

		43,686,240

Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	15,326	1,033,585

Brewery — 0.1%
Constellation Brands, Inc., Class A	13,782	3,391,613
Molson Coors Beverage Co., Class B	15,801	855,466

		4,247,079

Broadcast Services/Program — 0.2%
Fox Corp., Class A	26,485	949,222
Fox Corp., Class B	12,226	406,392
Warner Bros. Discovery, Inc.†	184,571	3,349,964

		4,705,578

Building & Construction Products-Misc. — 0.0%
Fortune Brands Home & Security, Inc.	11,383	811,039

Building & Construction-Misc. — 0.0%
Mohawk Industries, Inc.†	4,601	649,017

Building Products-Air & Heating — 0.2%
Carrier Global Corp.	71,748	2,745,796
Johnson Controls International PLC	58,926	3,527,900

		6,273,696

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	5,232	1,853,279
Vulcan Materials Co.	11,129	1,917,415

		3,770,694

Building Products-Wood — 0.0%
Masco Corp.	20,121	1,060,175

Building-Maintenance & Services — 0.0%
Rollins, Inc.	18,982	636,656

Building-Residential/Commercial — 0.2%
D.R. Horton, Inc.	27,044	1,881,992
Lennar Corp., Class A	21,920	1,676,661
NVR, Inc.†	275	1,203,458
PulteGroup, Inc.	20,853	870,821

		5,632,932

Cable/Satellite TV — 0.7%
Charter Communications, Inc., Class A†	9,996	4,283,186
Comcast Corp., Class A	379,389	15,084,507
DISH Network Corp., Class A†	20,942	597,056

		19,964,749

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	28,833	1,021,553
MGM Resorts International	31,588	1,296,372
Wynn Resorts, Ltd.†	8,827	622,127

		2,940,052

Casino Services — 0.0%
Caesars Entertainment, Inc.†	17,928	1,188,268

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	49,240	6,063,414

Chemicals-Diversified — 0.5%
Celanese Corp.	9,060	1,331,276
Dow, Inc.	61,704	4,103,316
DuPont de Nemours, Inc.	43,015	2,835,979
Eastman Chemical Co.	10,819	1,110,787
FMC Corp.	10,630	1,408,900
LyondellBasell Industries NV, Class A	22,048	2,337,750
PPG Industries, Inc.	19,910	2,548,281

		15,676,289

Chemicals-Specialty — 0.3%
Albemarle Corp.	9,810	1,891,662
Ecolab, Inc.	20,909	3,540,730
International Flavors & Fragrances, Inc.	21,348	2,589,513

		8,021,905

Coatings/Paint — 0.2%
Sherwin-Williams Co.	20,230	5,562,441

Commercial Services — 0.2%
Cintas Corp.	7,395	2,937,737
Nielsen Holdings PLC	30,091	806,740
Quanta Services, Inc.	11,951	1,386,077

		5,130,554

Commercial Services-Finance — 1.3%
Automatic Data Processing, Inc.	35,227	7,685,827
Equifax, Inc.	10,232	2,082,417
FleetCor Technologies, Inc.†	6,810	1,699,231
Global Payments, Inc.	23,881	3,271,219
MarketAxess Holdings, Inc.	3,189	840,652
Moody’s Corp.	13,564	4,292,735
PayPal Holdings, Inc.†	97,703	8,591,025
S&P Global, Inc.	29,704	11,183,556

		39,646,662

Computer Aided Design — 0.4%
ANSYS, Inc.†	7,317	2,017,224
Autodesk, Inc.†	18,448	3,491,837
Cadence Design Systems, Inc.†	23,243	3,506,206
Synopsys, Inc.†	12,868	3,690,414

		12,705,681

Computer Data Security — 0.1%
Fortinet, Inc.†	11,381	3,289,223

Computer Services — 1.1%
Accenture PLC, Class A	53,003	15,919,981
Cognizant Technology Solutions Corp., Class A	44,050	3,563,645
DXC Technology Co.†	20,503	588,436
EPAM Systems, Inc.†	4,757	1,260,557
International Business Machines Corp.	75,210	9,943,514
Leidos Holdings, Inc.	11,770	1,218,313

		32,494,446

Computer Software — 0.1%
Akamai Technologies, Inc.†	13,626	1,529,927
Citrix Systems, Inc.	10,460	1,047,046

		2,576,973

Computers — 7.0%
Apple, Inc.	1,300,203	204,977,003
Hewlett Packard Enterprise Co.	108,475	1,671,600
HP, Inc.	90,803	3,326,114

		209,974,717

Computers-Memory Devices — 0.1%
NetApp, Inc.	18,641	1,365,453
Seagate Technology Holdings PLC	16,889	1,385,574
Western Digital Corp.†	26,243	1,392,716

		4,143,743

Consulting Services — 0.2%
Gartner, Inc.†	6,897	2,003,923
Verisk Analytics, Inc.	13,516	2,757,940

		4,761,863

Consumer Products-Misc. — 0.2%
Clorox Co.	10,320	1,480,611
Kimberly-Clark Corp.	28,246	3,921,392

		5,402,003

Containers-Metal/Glass — 0.1%
Ball Corp.	27,163	2,204,549

Containers-Paper/Plastic — 0.2%
Amcor PLC	126,949	1,505,615
Packaging Corp. of America	7,966	1,283,880
Sealed Air Corp.	12,425	797,809
WestRock Co.	22,075	1,093,375

		4,680,679

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	70,686	5,446,356
Estee Lauder Cos., Inc., Class A	19,492	5,147,058
Procter & Gamble Co.	201,031	32,275,527

		42,868,941

Cruise Lines — 0.1%
Carnival Corp.†	67,832	1,173,494
Norwegian Cruise Line Holdings, Ltd.†	34,963	700,309
Royal Caribbean Cruises, Ltd.†	18,806	1,461,790

		3,335,593

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	9,793	1,411,465
Fidelity National Information Services, Inc.	51,069	5,063,491
Fiserv, Inc.†	49,833	4,879,648
Jack Henry & Associates, Inc.	6,107	1,157,765
Paychex, Inc.	26,927	3,412,459

		15,924,828

Decision Support Software — 0.1%
MSCI, Inc.	6,816	2,871,240

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	18,334	733,177

Diagnostic Equipment — 1.2%
Danaher Corp.	53,368	13,402,306
PerkinElmer, Inc.	10,584	1,551,720
Thermo Fisher Scientific, Inc.	33,047	18,272,347
Waters Corp.†	5,119	1,551,160

		34,777,533

Diagnostic Kits — 0.2%
Hologic, Inc.†	20,965	1,509,271
IDEXX Laboratories, Inc.†	7,111	3,061,143

		4,570,414

Dialysis Centers — 0.0%
DaVita, Inc.†	5,169	560,165

Disposable Medical Products — 0.0%
Teleflex, Inc.	3,929	1,122,201

Distribution/Wholesale — 0.3%
Copart, Inc.†	17,903	2,034,676
Fastenal Co.	48,269	2,669,758
LKQ Corp.	22,490	1,116,179
Pool Corp.	3,362	1,362,350
WW Grainger, Inc.	3,629	1,814,609

		8,997,572

Diversified Banking Institutions — 2.6%
Bank of America Corp.	596,153	21,270,739
Citigroup, Inc.	166,422	8,023,205
Goldman Sachs Group, Inc.	28,469	8,696,995
JPMorgan Chase & Co.	247,844	29,582,660
Morgan Stanley	118,887	9,581,103

		77,154,702

Diversified Manufacturing Operations — 1.0%
3M Co.	47,895	6,907,417
A.O. Smith Corp.	11,021	643,957
Eaton Corp. PLC	33,429	4,847,874
General Electric Co.	92,195	6,873,137
Illinois Tool Works, Inc.	23,955	4,721,770
Parker-Hannifin Corp.	10,775	2,918,085
Textron, Inc.	18,486	1,280,155
Trane Technologies PLC	19,586	2,739,886

		30,932,281

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	23,882	5,903,392
DexCom, Inc.†	8,128	3,320,938

		9,224,330

E-Commerce/Products — 3.2%
Amazon.com, Inc.†	36,700	91,222,621
eBay, Inc.	52,500	2,725,800
Etsy, Inc.†	10,633	990,889

		94,939,310

E-Commerce/Services — 0.4%
Booking Holdings, Inc.†	3,444	7,612,308
Cars.com, Inc.†	1	11
Expedia Group, Inc.†	12,599	2,201,675
Match Group, Inc.†	23,741	1,879,100

		11,693,094

E-Services/Consulting — 0.1%
CDW Corp.	11,382	1,857,315

Electric Products-Misc. — 0.2%
AMETEK, Inc.	19,400	2,449,444
Emerson Electric Co.	49,816	4,492,407

		6,941,851

Electric-Distribution — 0.2%
Consolidated Edison, Inc.	29,667	2,751,318
Sempra Energy	26,781	4,321,382

		7,072,700

Electric-Generation — 0.1%
Constellation Energy Corp.	27,382	1,621,288

Electric-Integrated — 2.3%
AES Corp.	55,914	1,141,764
Alliant Energy Corp.	20,997	1,234,833
Ameren Corp.	21,604	2,007,012
American Electric Power Co., Inc.	42,239	4,186,307
CenterPoint Energy, Inc.	52,740	1,614,371
CMS Energy Corp.	24,301	1,669,236
Dominion Energy, Inc.	67,931	5,545,887
DTE Energy Co.	16,249	2,129,269
Duke Energy Corp.	64,511	7,106,532
Edison International	31,861	2,191,718
Entergy Corp.	16,855	2,003,217
Evergy, Inc.	19,231	1,304,823
Eversource Energy	28,833	2,520,004
Exelon Corp.	82,146	3,842,790
FirstEnergy Corp.	47,819	2,071,041
NextEra Energy, Inc.	164,555	11,686,696
Pinnacle West Capital Corp.	9,462	673,694
PPL Corp.	62,959	1,782,369

Public Service Enterprise Group, Inc.	42,408	2,954,141
Southern Co.	88,881	6,522,977
WEC Energy Group, Inc.	26,454	2,646,723
Xcel Energy, Inc.	45,176	3,309,594

		70,144,998

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	12,742	1,398,307

Electronic Components-Semiconductors — 3.7%
Advanced Micro Devices, Inc.†	137,103	11,725,049
Broadcom, Inc.	34,626	19,196,308
Intel Corp.	341,499	14,885,941
IPG Photonics Corp.†	2,995	282,968
Microchip Technology, Inc.	46,628	3,040,146
Micron Technology, Inc.	93,910	6,403,723
Monolithic Power Systems, Inc.	3,634	1,425,400
NVIDIA Corp.	209,663	38,886,197
Qorvo, Inc.†	9,094	1,034,715
Skyworks Solutions, Inc.	13,754	1,558,328
Texas Instruments, Inc.	77,454	13,186,543

		111,625,318

Electronic Connectors — 0.2%
Amphenol Corp., Class A	50,230	3,591,445
TE Connectivity, Ltd.	27,304	3,406,993

		6,998,438

Electronic Forms — 0.5%
Adobe, Inc.†	39,559	15,663,386

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	25,190	3,004,411
Fortive Corp.	30,072	1,729,140
Keysight Technologies, Inc.†	15,351	2,153,285
Trimble, Inc.†	21,051	1,404,102

		8,290,938

Electronic Security Devices — 0.0%
Allegion PLC	7,522	859,313

Energy-Alternate Sources — 0.1%
Enphase Energy, Inc.†	11,233	1,813,006
SolarEdge Technologies, Inc.†	4,405	1,103,056

		2,916,062

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	10,837	1,501,466

Enterprise Software/Service — 0.9%
Ceridian HCM Holding, Inc.†	11,472	643,923
Oracle Corp.	132,135	9,698,709
Paycom Software, Inc.†	4,038	1,136,576
Salesforce, Inc.†	82,607	14,533,876
Tyler Technologies, Inc.†	3,436	1,356,223

		27,369,307

Entertainment Software — 0.3%
Activision Blizzard, Inc.	65,336	4,939,402
Electronic Arts, Inc.	23,585	2,784,209
Take-Two Interactive Software, Inc.†	9,679	1,156,737

		8,880,348

Finance-Consumer Loans — 0.1%
Synchrony Financial	43,717	1,609,223

Finance-Credit Card — 2.4%
American Express Co.	51,584	9,012,241
Capital One Financial Corp.	34,712	4,325,809
Discover Financial Services	24,153	2,716,246
Mastercard, Inc., Class A	72,381	26,301,808
Visa, Inc., Class A	139,084	29,642,973

		71,999,077

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	126,082	8,363,019

Finance-Other Services — 0.5%
Cboe Global Markets, Inc.	8,944	1,010,493
CME Group, Inc.	30,141	6,611,127
Intercontinental Exchange, Inc.	47,120	5,456,967
Nasdaq, Inc.	9,817	1,544,902

		14,623,489

Food-Confectionery — 0.4%
Hershey Co.	12,193	2,752,814
J.M. Smucker Co.	9,088	1,244,420
Mondelez International, Inc., Class A	116,432	7,507,535

		11,504,769

Food-Meat Products — 0.1%
Hormel Foods Corp.	23,661	1,239,600
Tyson Foods, Inc., Class A	24,527	2,284,935

		3,524,535

Food-Misc./Diversified — 0.4%
Campbell Soup Co.	16,955	800,615
Conagra Brands, Inc.	40,230	1,405,234
General Mills, Inc.	50,588	3,578,089
Kellogg Co.	21,456	1,469,736
Kraft Heinz Co.	59,540	2,538,190
Lamb Weston Holdings, Inc.	12,178	804,966
McCormick & Co., Inc.	20,945	2,106,439

		12,703,269

Food-Retail — 0.1%
Kroger Co.	56,113	3,027,857

Food-Wholesale/Distribution — 0.1%
Sysco Corp.	42,557	3,637,772

Gas-Distribution — 0.1%
Atmos Energy Corp.	11,358	1,287,997
NiSource, Inc.	32,934	959,038

		2,247,035

Gold Mining — 0.2%
Newmont Corp.	66,877	4,871,989

Home Decoration Products — 0.0%
Newell Brands, Inc.	31,752	735,059

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.†	23,375	3,629,904
Marriott International, Inc., Class A†	22,943	4,072,841

		7,702,745

Human Resources — 0.0%
Robert Half International, Inc.	9,182	902,682

Independent Power Producers — 0.0%
NRG Energy, Inc.	20,533	737,135

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	9,745	2,462,269

Industrial Gases — 0.6%
Air Products & Chemicals, Inc.	18,594	4,352,298
Linde PLC	42,986	13,409,912

		17,762,210

Instruments-Controls — 0.5%
Honeywell International, Inc.	57,516	11,129,921
Mettler-Toledo International, Inc.†	1,928	2,463,078

		13,592,999

Insurance Brokers — 0.6%
Aon PLC, Class A	18,014	5,187,852
Arthur J. Gallagher & Co.	17,482	2,945,542
Brown & Brown, Inc.	19,664	1,218,775
Marsh & McLennan Cos., Inc.	42,343	6,846,863
Willis Towers Watson PLC	10,236	2,199,307

		18,398,339

Insurance-Life/Health — 0.3%
Aflac, Inc.	50,316	2,882,101
Globe Life, Inc.	7,791	764,141
Lincoln National Corp.	13,969	840,235
Principal Financial Group, Inc.	20,374	1,388,284
Prudential Financial, Inc.	31,701	3,439,876

		9,314,637

Insurance-Multi-line — 0.8%
Allstate Corp.	23,533	2,977,866
American International Group, Inc.(1)	69,633	4,074,227
Chubb, Ltd.	36,124	7,457,800
Cincinnati Financial Corp.	12,568	1,541,591
Hartford Financial Services Group, Inc.	28,086	1,964,054
Loews Corp.	16,444	1,033,341
MetLife, Inc.	58,846	3,865,005

		22,913,884

Insurance-Property/Casualty — 2.0%
Assurant, Inc.	4,778	869,022
Berkshire Hathaway, Inc., Class B†	153,589	49,583,137
Progressive Corp.	49,011	5,261,821
Travelers Cos., Inc.	20,228	3,460,202
WR Berkley Corp.	17,568	1,168,096

		60,342,278

Insurance-Reinsurance — 0.0%
Everest Re Group, Ltd.	3,302	907,092

Internet Content-Entertainment — 1.6%
Meta Platforms, Inc., Class A†	193,652	38,821,417
Netflix, Inc.†	37,233	7,087,674
Twitter, Inc.†	67,060	3,287,281

		49,196,372

Internet Infrastructure Software — 0.0%
F5, Inc.†	5,094	852,787

Internet Security — 0.0%
NortonLifeLock, Inc.	48,798	1,221,902

Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc.	9,301	2,469,323
BlackRock, Inc.	11,958	7,469,924
Franklin Resources, Inc.	23,582	579,881
Invesco, Ltd.	28,622	526,072
Raymond James Financial, Inc.	15,670	1,527,198
T. Rowe Price Group, Inc.	19,222	2,365,075

		14,937,473

Machinery-Construction & Mining — 0.3%
Caterpillar, Inc.	45,366	9,551,358

Machinery-Farming — 0.3%
Deere & Co.	23,521	8,880,354

Machinery-General Industrial — 0.2%
IDEX Corp.	6,376	1,210,292
Nordson Corp.	4,538	978,801
Otis Worldwide Corp.	35,640	2,596,018
Westinghouse Air Brake Technologies Corp.	15,668	1,408,710

		6,193,821

Machinery-Pumps — 0.1%
Dover Corp.	12,075	1,609,597
Ingersoll Rand, Inc.	34,182	1,502,641
Xylem, Inc.	15,123	1,217,402

		4,329,640

Medical Information Systems — 0.1%
Cerner Corp.	24,675	2,310,567

Medical Instruments — 1.0%
Bio-Techne Corp.	3,295	1,251,078
Boston Scientific Corp.†	119,507	5,032,440
Edwards Lifesciences Corp.†	52,360	5,538,641
Intuitive Surgical, Inc.†	30,002	7,179,479
Medtronic PLC	112,762	11,767,842

		30,769,480

Medical Labs & Testing Services — 0.3%
Catalent, Inc.†	15,021	1,360,302
Charles River Laboratories International, Inc.†	4,232	1,022,070
IQVIA Holdings, Inc.†	16,022	3,492,636
Laboratory Corp. of America Holdings†	7,808	1,876,106
Quest Diagnostics, Inc.	9,980	1,335,723

		9,086,837

Medical Products — 1.3%
Abbott Laboratories	148,298	16,831,823
ABIOMED, Inc.†	3,817	1,093,876
Align Technology, Inc.†	6,150	1,782,947
Baxter International, Inc.	41,991	2,983,880
Cooper Cos., Inc.	4,134	1,492,539
Henry Schein, Inc.†	11,630	943,193
STERIS PLC	8,397	1,881,348
Stryker Corp.	28,157	6,793,158
West Pharmaceutical Services, Inc.	6,213	1,957,468
Zimmer Biomet Holdings, Inc.	17,520	2,115,540

		37,875,772

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.	47,238	11,015,429
Bio-Rad Laboratories, Inc., Class A†	1,812	927,853

Biogen, Inc.†	12,319	2,555,453
Gilead Sciences, Inc.	105,199	6,242,509
Illumina, Inc.†	13,108	3,888,488
Incyte Corp.†	15,777	1,182,644
Moderna, Inc.†	29,583	3,976,251
Regeneron Pharmaceuticals, Inc.†	8,950	5,899,035
Vertex Pharmaceuticals, Inc.†	21,350	5,833,247

		41,520,909

Medical-Drugs — 4.8%
AbbVie, Inc.	148,264	21,777,016
Bristol-Myers Squibb Co.	182,802	13,759,507
Eli Lilly & Co.	66,587	19,452,060
Johnson & Johnson	220,783	39,842,500
Merck & Co., Inc.	211,839	18,788,001
Organon & Co.	21,264	687,465
Pfizer, Inc.	470,725	23,098,476
Zoetis, Inc.	39,679	7,033,103

		144,438,128

Medical-Generic Drugs — 0.0%
Viatris, Inc.	101,426	1,047,731

Medical-HMO — 2.0%
Anthem, Inc.	20,355	10,216,785
Centene Corp.†	48,936	3,941,795
Humana, Inc.	10,780	4,792,357
Molina Healthcare, Inc.†	4,898	1,535,278
UnitedHealth Group, Inc.	78,989	40,169,856

		60,656,071

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	20,085	4,309,237
Universal Health Services, Inc., Class B	6,132	751,354

		5,060,591

Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	12,628	1,910,490
Cardinal Health, Inc.	23,236	1,348,850
McKesson Corp.	12,563	3,889,630

		7,148,970

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	123,120	4,992,516

Multimedia — 0.7%
FactSet Research Systems, Inc.	3,170	1,279,063
Paramount Global, Class B	50,882	1,481,684
Walt Disney Co.†	152,688	17,044,562

		19,805,309

Networking Products — 0.7%
Arista Networks, Inc.†	18,812	2,174,103
Cisco Systems, Inc.	353,711	17,324,765

		19,498,868

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	17,515	2,351,739
Waste Management, Inc.	32,276	5,307,465

		7,659,204

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	4,452	1,645,726

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	6,944	1,254,086

Oil Companies-Exploration & Production — 1.2%
APA Corp.	30,466	1,246,973
ConocoPhillips	109,213	10,432,026
Coterra Energy, Inc.	68,231	1,964,371
Devon Energy Corp.	52,802	3,071,492
Diamondback Energy, Inc.	14,283	1,802,943
EOG Resources, Inc.	49,069	5,729,297
Hess Corp.	23,118	2,382,772
Marathon Oil Corp.	65,292	1,627,077
Occidental Petroleum Corp.	74,412	4,099,357
Pioneer Natural Resources Co.	19,041	4,426,461

		36,782,769

Oil Companies-Integrated — 1.9%
Chevron Corp.	161,666	25,328,212
Exxon Mobil Corp.	355,049	30,267,927

		55,596,139

Oil Refining & Marketing — 0.4%
Marathon Petroleum Corp.	48,558	4,237,171
Phillips 66	39,237	3,404,202
Valero Energy Corp.	34,287	3,822,315

		11,463,688

Oil-Field Services — 0.3%
Baker Hughes Co.	75,955	2,356,124
Halliburton Co.	75,359	2,684,288
Schlumberger NV	117,695	4,591,282

		9,631,694

Paper & Related Products — 0.1%
International Paper Co.	32,478	1,503,082

Pharmacy Services — 0.6%
Cigna Corp.	27,084	6,683,789
CVS Health Corp.	110,074	10,581,414

		17,265,203

Pipelines — 0.3%
Kinder Morgan, Inc.	163,540	2,968,251
ONEOK, Inc.	37,399	2,368,478
Williams Cos., Inc.	101,899	3,494,117

		8,830,846

Power Converter/Supply Equipment — 0.0%
Generac Holdings, Inc.†	5,291	1,160,740

Publishing-Newspapers — 0.0%
News Corp., Class A	32,781	651,031
News Corp., Class B	10,154	202,166

		853,197

Racetracks — 0.0%
Penn National Gaming, Inc.†	13,932	509,493

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	12,206	2,223,445
American Tower Corp.	38,193	9,205,277
AvalonBay Communities, Inc.	11,721	2,666,293
Boston Properties, Inc.	11,921	1,401,910
Camden Property Trust	8,571	1,344,704

Crown Castle International Corp.	36,247	6,713,307
Digital Realty Trust, Inc.	23,800	3,477,656
Duke Realty Corp.	31,940	1,748,715
Equinix, Inc.	7,551	5,429,773
Equity Residential	28,659	2,335,709
Essex Property Trust, Inc.	5,472	1,801,765
Extra Space Storage, Inc.	11,229	2,133,510
Federal Realty Investment Trust	5,934	694,634
Healthpeak Properties, Inc.	45,229	1,483,963
Host Hotels & Resorts, Inc.	59,883	1,218,619
Iron Mountain, Inc.	24,283	1,304,726
Kimco Realty Corp.	51,716	1,309,966
Mid-America Apartment Communities, Inc.	9,673	1,902,486
Prologis, Inc.	62,060	9,947,597
Public Storage	12,794	4,752,971
Realty Income Corp.	47,447	3,290,924
Regency Centers Corp.	12,923	889,490
SBA Communications Corp.	9,123	3,166,685
Simon Property Group, Inc.	27,559	3,251,962
UDR, Inc.	25,081	1,334,560
Ventas, Inc.	33,477	1,859,647
Vornado Realty Trust	13,334	516,159
Welltower, Inc.	36,504	3,314,928
Weyerhaeuser Co.	62,673	2,583,381

		83,304,762

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	28,067	2,330,684

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	6,074	1,922,542

Respiratory Products — 0.1%
ResMed, Inc.	12,264	2,452,432

Retail-Apparel/Shoe — 0.1%
Ross Stores, Inc.	29,632	2,956,385

Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	5,229	1,043,866
AutoZone, Inc.†	1,730	3,382,963
Genuine Parts Co.	11,944	1,553,317
O’Reilly Automotive, Inc.†	5,651	3,427,614

		9,407,760

Retail-Automobile — 0.0%
CarMax, Inc.†	13,559	1,163,091

Retail-Building Products — 1.3%
Home Depot, Inc.	87,575	26,307,530
Lowe’s Cos., Inc.	56,504	11,172,536

		37,480,066

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	18,157	1,632,859

Retail-Discount — 1.8%
Costco Wholesale Corp.	37,189	19,774,135
Dollar General Corp.	19,432	4,615,683
Dollar Tree, Inc.†	18,866	3,064,782
Target Corp.	40,182	9,187,614
Walmart, Inc.	118,642	18,151,040

		54,793,254

Retail-Drug Store — 0.1%
Walgreens Boots Alliance, Inc.	60,091	2,547,858

Retail-Gardening Products — 0.1%
Tractor Supply Co.	9,545	1,922,840

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	100,041	6,130,512

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	21,614	1,143,164

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	4,539	1,801,075

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	2,360	3,435,239
Darden Restaurants, Inc.	10,712	1,411,092
Domino’s Pizza, Inc.	3,052	1,031,576
McDonald’s Corp.	62,668	15,614,359
Starbucks Corp.	96,470	7,200,521
Yum! Brands, Inc.	24,237	2,835,971

		31,528,758

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	44,057	6,801,519
NXP Semiconductors NV	22,303	3,811,583
QUALCOMM, Inc.	94,516	13,202,940

		23,816,042

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	74,472	8,217,985
KLA Corp.	12,640	4,035,447
Lam Research Corp.	11,699	5,448,926
Teradyne, Inc.	13,670	1,441,638

		19,143,996

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	3,360	714,806

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	20,295	1,979,980

Steel-Producers — 0.1%
Nucor Corp.	22,811	3,530,687

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	62,647	2,204,548

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	27,271	859,582

Telephone-Integrated — 0.9%
AT&T, Inc.	598,882	11,294,914
Lumen Technologies, Inc.	77,282	777,457
Verizon Communications, Inc.	352,066	16,300,656

		28,373,027

Theaters — 0.0%
Live Nation Entertainment, Inc.†	11,329	1,188,186

Tobacco — 0.7%
Altria Group, Inc.	152,901	8,496,709
Philip Morris International, Inc.	129,977	12,997,700

		21,494,409

Tools-Hand Held — 0.1%
Snap-on, Inc.	4,482	952,380
Stanley Black & Decker, Inc.	13,673	1,642,811

		2,595,191

Toys — 0.0%
Hasbro, Inc.	10,875	957,652

Transport-Rail — 0.8%
CSX Corp.	186,012	6,387,652
Norfolk Southern Corp.	20,109	5,185,709
Union Pacific Corp.	53,414	12,514,366

		24,087,727

Transport-Services — 0.6%
C.H. Robinson Worldwide, Inc.	10,901	1,157,141
Expeditors International of Washington, Inc.	14,207	1,407,487
FedEx Corp.	20,444	4,063,041
United Parcel Service, Inc., Class B	61,151	11,005,957

		17,633,626

Transport-Truck — 0.1%
JB Hunt Transport Services, Inc.	7,046	1,203,809
Old Dominion Freight Line, Inc.	7,813	2,188,578

		3,392,387

Water — 0.1%
American Water Works Co., Inc.	15,225	2,345,868

Water Treatment Systems — 0.0%
Pentair PLC	13,878	704,308

Web Hosting/Design — 0.1%
VeriSign, Inc.†	8,105	1,448,282

Web Portals/ISP — 3.7%
Alphabet, Inc., Class A†	25,223	57,563,679
Alphabet, Inc., Class C†	23,295	53,562,892

		111,126,571

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	14,165	3,026,919

Total Long-Term Investment Securities
(cost $1,520,538,181)		2,930,034,242

SHORT-TERM INVESTMENT SECURITIES — 0.2%
U.S. Government Treasuries — 0.2%
United States Treasury Bills 1.01% due 02/23/2023(2)	$900,000	887,135
1.20% due 02/23/2023(2)	4,000,000	3,942,819

Total Short-Term Investment Securities
(cost $4,852,742)		4,829,954

REPURCHASE AGREEMENTS — 2.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $63,528,000 and collateralized by $76,665,700 of United States Treasury Bonds, bearing interest at 2.00% due 11/15/2041 and having an approximate value of $64,798,618 (cost $63,528,000)	63,528,000	63,528,000

TOTAL INVESTMENTS
(cost $1,588,918,923)	100.1%	2,998,392,196
Liabilities in excess of other assets	(0.1)	(1,819,707)

NET ASSETS	100.0%	$2,996,572,489

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 2).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Funds

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
326	Long	S&P 500 E-Mini Index	June 2022	$70,063,155	$67,278,250	$(2,784,905)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$2,930,034,242	$—	$—	$2,930,034,242
Short-Term Investment Securities	—	4,829,954	—	4,829,954
Repurchase Agreements	—	63,528,000	—	63,528,000

Total Investments at Value	$2,930,034,242	$68,357,954	$—	$2,998,392,196

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,784,905	$—	$—	$2,784,905

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Large Cap Value Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 98.7%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.	7,113	$232,026
Omnicom Group, Inc.	3,777	287,543

		519,569

Aerospace/Defense — 2.7%
Boeing Co.†	9,903	1,473,962
General Dynamics Corp.	4,165	985,147
Lockheed Martin Corp.	4,380	1,892,686
Northrop Grumman Corp.	2,652	1,165,289
Raytheon Technologies Corp.	26,967	2,559,438
Teledyne Technologies, Inc.†	843	363,797
TransDigm Group, Inc.†	533	317,034

		8,757,353

Aerospace/Defense-Equipment — 0.2%
Howmet Aerospace, Inc.	6,858	233,995
L3Harris Technologies, Inc.	2,057	477,759

		711,754

Agricultural Biotech — 0.2%
Corteva, Inc.	13,138	757,931

Agricultural Chemicals — 0.2%
CF Industries Holdings, Inc.	1,550	150,087
Mosaic Co.	6,693	417,777

		567,864

Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	10,111	905,541

Airlines — 0.5%
Alaska Air Group, Inc.†	2,275	123,737
American Airlines Group, Inc.†	11,705	219,703
Delta Air Lines, Inc.†	11,565	497,642
Southwest Airlines Co.†	10,704	500,091
United Airlines Holdings, Inc.†	5,851	295,475

		1,636,648

Apparel Manufacturers — 0.2%
PVH Corp.	1,265	92,067
Ralph Lauren Corp.	836	87,228
Tapestry, Inc.	4,770	157,028
Under Armour, Inc., Class A†	1,943	29,845
Under Armour, Inc., Class C†	2,215	31,431
VF Corp.	5,833	303,316

		700,915

Appliances — 0.1%
Whirlpool Corp.	1,066	193,500

Applications Software — 0.3%
PTC, Inc.†	951	108,614
Roper Technologies, Inc.	1,906	895,667

		1,004,281

Athletic Footwear — 0.4%
NIKE, Inc., Class B	10,609	1,322,942

Auto-Cars/Light Trucks — 0.6%
Ford Motor Co.	71,078	1,006,464
General Motors Co.†	26,257	995,403

		2,001,867

Auto-Heavy Duty Trucks — 0.3%
Cummins, Inc.	2,574	486,975
PACCAR, Inc.	6,276	521,222

		1,008,197

Auto/Truck Parts & Equipment-Original — 0.1%
Aptiv PLC†	2,884	306,858
BorgWarner, Inc.	4,333	159,584

		466,442

Banks-Commercial — 0.7%
Citizens Financial Group, Inc.	8,943	352,354
M&T Bank Corp.	3,238	539,580
Regions Financial Corp.	9,362	193,981
Truist Financial Corp.	24,122	1,166,299
Zions Bancorp NA	1,425	80,527

		2,332,741

Banks-Fiduciary — 0.4%
Bank of New York Mellon Corp.	13,369	562,300
Northern Trust Corp.	3,754	386,850
State Street Corp.	6,613	442,872

		1,392,022

Banks-Super Regional — 2.1%
Comerica, Inc.	1,299	106,388
Fifth Third Bancorp	12,356	463,721
Huntington Bancshares, Inc.	25,981	341,650
KeyCorp	16,785	324,118
PNC Financial Services Group, Inc.	7,590	1,260,699
US Bancorp	24,403	1,185,010
Wells Fargo & Co.	70,218	3,063,611

		6,745,197

Beverages-Non-alcoholic — 2.2%
Coca-Cola Co.	70,249	4,538,788
Monster Beverage Corp.†	3,259	279,231
PepsiCo, Inc.	14,500	2,489,795

		7,307,814

Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	3,302	222,687

Brewery — 0.3%
Constellation Brands, Inc., Class A	2,970	730,887
Molson Coors Beverage Co., Class B	3,405	184,347

		915,234

Broadcast Services/Program — 0.3%
Fox Corp., Class A	5,707	204,539
Fox Corp., Class B	2,634	87,554
Warner Bros. Discovery, Inc.†	39,770	721,826

		1,013,919

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc.	1,349	96,116
Mohawk Industries, Inc.†	991	139,790

		235,906

Building Products-Air & Heating — 0.3%
Carrier Global Corp.	15,460	591,654
Johnson Controls International PLC	4,952	296,476

		888,130

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	473	167,546
Vulcan Materials Co.	1,247	214,846

		382,392

Building Products-Wood — 0.0%
Masco Corp.	2,255	118,816

Building-Maintenance & Services — 0.0%
Rollins, Inc.	2,290	76,807

Building-Residential/Commercial — 0.3%
D.R. Horton, Inc.	2,739	190,607
Lennar Corp., Class A	4,723	361,262
NVR, Inc.†	31	135,662
PulteGroup, Inc.	4,493	187,628

		875,159

Cable/Satellite TV — 1.3%
Charter Communications, Inc., Class A†	2,154	922,967
Comcast Corp., Class A	81,747	3,250,261
DISH Network Corp., Class A†	4,512	128,637

		4,301,865

Casino Hotels — 0.2%
Las Vegas Sands Corp.†	6,213	220,127
MGM Resorts International	6,806	279,318
Wynn Resorts, Ltd.†	1,902	134,053

		633,498

Casino Services — 0.0%
Caesars Entertainment, Inc.†	1,391	92,195

Cellular Telecom — 0.4%
T-Mobile US, Inc.†	10,610	1,306,515

Chemicals-Diversified — 1.0%
Celanese Corp.	1,113	163,544
Dow, Inc.	13,295	884,117
DuPont de Nemours, Inc.	9,268	611,039
Eastman Chemical Co.	2,331	239,324
FMC Corp.	2,290	303,517
LyondellBasell Industries NV, Class A	4,751	503,749
PPG Industries, Inc.	4,290	549,077

		3,254,367

Chemicals-Specialty — 0.4%
Albemarle Corp.	676	130,353
Ecolab, Inc.	4,505	762,877
International Flavors & Fragrances, Inc.	4,600	557,980

		1,451,210

Coatings/Paint — 0.2%
Sherwin-Williams Co.	2,049	563,393

Commercial Services — 0.2%
Cintas Corp.	860	341,644
Nielsen Holdings PLC	6,484	173,836
Quanta Services, Inc.	1,185	137,436

		652,916

Commercial Services-Finance — 1.2%
Automatic Data Processing, Inc.	3,567	778,248
FleetCor Technologies, Inc.†	1,467	366,046
Global Payments, Inc.	5,146	704,899
MarketAxess Holdings, Inc.	357	94,109
Moody’s Corp.	994	314,581
PayPal Holdings, Inc.†	9,684	851,514
S&P Global, Inc.	2,496	939,744

		4,049,141

Computer Aided Design — 0.2%
ANSYS, Inc.†	599	165,138
Autodesk, Inc.†	1,431	270,860
Synopsys, Inc.†	915	262,413

		698,411

Computer Services — 1.4%
Accenture PLC, Class A	4,797	1,440,827
Cognizant Technology Solutions Corp., Class A	9,492	767,903
DXC Technology Co.†	4,418	126,797
International Business Machines Corp.	16,206	2,142,595
Leidos Holdings, Inc.	2,536	262,501

		4,740,623

Computer Software — 0.1%
Akamai Technologies, Inc.†	1,703	191,213
Citrix Systems, Inc.	2,254	225,625

		416,838

Computers — 0.2%
Hewlett Packard Enterprise Co.	23,373	360,178
HP, Inc.	9,783	358,351

		718,529

Computers-Memory Devices — 0.1%
NetApp, Inc.	1,165	85,336
Seagate Technology Holdings PLC	983	80,645
Western Digital Corp.†	5,655	300,111

		466,092

Consulting Services — 0.1%
Verisk Analytics, Inc.	1,427	291,179

Consumer Products-Misc. — 0.4%
Clorox Co.	2,224	319,077
Kimberly-Clark Corp.	6,086	844,920

		1,163,997

Containers-Metal/Glass — 0.1%
Ball Corp.	5,853	475,029

Containers-Paper/Plastic — 0.3%
Amcor PLC	27,354	324,418
Packaging Corp. of America	1,717	276,729
Sealed Air Corp.	1,205	77,373
WestRock Co.	4,756	235,565

		914,085

Cosmetics & Toiletries — 2.6%
Colgate-Palmolive Co.	15,231	1,173,549
Estee Lauder Cos., Inc., Class A	1,722	454,711
Procter & Gamble Co.	43,316	6,954,384

		8,582,644

Cruise Lines — 0.2%
Carnival Corp.†	14,616	252,857
Norwegian Cruise Line Holdings, Ltd.†	7,533	150,886
Royal Caribbean Cruises, Ltd.†	4,052	314,962

		718,705

Data Processing/Management — 0.9%
Broadridge Financial Solutions, Inc.	1,182	170,362
Fidelity National Information Services, Inc.	11,004	1,091,046
Fiserv, Inc.†	10,738	1,051,465
Jack Henry & Associates, Inc.	1,316	249,487
Paychex, Inc.	2,727	345,593

		2,907,953

Dental Supplies & Equipment — 0.0%
DENTSPLY SIRONA, Inc.	3,950	157,961

Diagnostic Equipment — 0.3%
Danaher Corp.	3,680	924,158
Waters Corp.†	287	86,967

		1,011,125

Diagnostic Kits — 0.1%
Hologic, Inc.†	1,175	84,588
IDEXX Laboratories, Inc.†	475	204,478

		289,066

Dialysis Centers — 0.0%
DaVita, Inc.†	1,114	120,724

Disposable Medical Products — 0.1%
Teleflex, Inc.	847	241,920

Distribution/Wholesale — 0.3%
Copart, Inc.†	1,234	140,244
Fastenal Co.	5,408	299,117
LKQ Corp.	2,762	137,078
WW Grainger, Inc.	782	391,023

		967,462

Diversified Banking Institutions — 2.7%
Bank of America Corp.	71,934	2,566,605
Citigroup, Inc.	35,859	1,728,763
JPMorgan Chase & Co.	28,838	3,442,104
Morgan Stanley	13,065	1,052,908

		8,790,380

Diversified Manufacturing Operations — 1.9%
3M Co.	10,320	1,488,350
A.O. Smith Corp.	1,187	69,356
Eaton Corp. PLC	7,203	1,044,579
General Electric Co.	19,865	1,480,936
Illinois Tool Works, Inc.	3,045	600,200
Parker-Hannifin Corp.	2,322	628,844
Textron, Inc.	3,983	275,823
Trane Technologies PLC	4,220	590,336

		6,178,424

Drug Delivery Systems — 0.4%
Becton Dickinson & Co.	5,146	1,272,040

E-Commerce/Products — 0.0%
eBay, Inc.	2,602	135,096

E-Commerce/Services — 0.8%
Booking Holdings, Inc.†	742	1,640,050
Expedia Group, Inc.†	2,715	474,447
Match Group, Inc.†	5,115	404,852

		2,519,349

E-Services/Consulting — 0.0%
CDW Corp.	1,006	164,159

Electric Products-Misc. — 0.5%
AMETEK, Inc.	4,180	527,767
Emerson Electric Co.	10,734	967,992

		1,495,759

Electric-Distribution — 0.5%
Consolidated Edison, Inc.	6,392	592,794
Sempra Energy	5,771	931,209

		1,524,003

Electric-Generation — 0.1%
Constellation Energy Corp.	5,900	349,339

Electric-Integrated — 4.6%
AES Corp.	12,048	246,020
Alliant Energy Corp.	4,524	266,056
Ameren Corp.	4,655	432,450
American Electric Power Co., Inc.	9,101	902,000
CenterPoint Energy, Inc.	11,364	347,852
CMS Energy Corp.	5,236	359,661
Dominion Energy, Inc.	14,637	1,194,965
DTE Energy Co.	3,501	458,771
Duke Energy Corp.	13,900	1,531,224
Edison International	6,865	472,243
Entergy Corp.	3,632	431,663
Evergy, Inc.	4,144	281,170
Eversource Energy	6,213	543,016
Exelon Corp.	17,700	828,006
FirstEnergy Corp.	10,304	446,266
NextEra Energy, Inc.	35,457	2,518,156
Pinnacle West Capital Corp.	2,039	145,177
PPL Corp.	13,566	384,054
Public Service Enterprise Group, Inc.	9,138	636,553
Southern Co.	19,151	1,405,492
WEC Energy Group, Inc.	5,700	570,285
Xcel Energy, Inc.	9,734	713,113

		15,114,193

Electronic Components-Misc. — 0.0%
Garmin, Ltd.	1,345	147,600

Electronic Components-Semiconductors — 2.6%
Broadcom, Inc.	3,208	1,778,483
Intel Corp.	73,583	3,207,483
IPG Photonics Corp.†	645	60,939
Microchip Technology, Inc.	5,224	340,605
Micron Technology, Inc.	20,235	1,379,825
Qorvo, Inc.†	999	113,666
Skyworks Solutions, Inc.	1,571	177,994
Texas Instruments, Inc.	8,511	1,448,998

		8,507,993

Electronic Connectors — 0.3%
Amphenol Corp., Class A	5,087	363,720
TE Connectivity, Ltd.	5,883	734,081

		1,097,801

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	2,171	258,935
Fortive Corp.	6,480	372,600
Keysight Technologies, Inc.†	827	116,004
Trimble, Inc.†	1,996	133,133

		880,672

Electronic Security Devices — 0.1%
Allegion PLC	1,621	185,183

Energy-Alternate Sources — 0.0%
SolarEdge Technologies, Inc.†	237	59,347

Engineering/R&D Services — 0.1%
Jacobs Engineering Group, Inc.	1,308	181,223

Enterprise Software/Service — 0.4%
Ceridian HCM Holding, Inc.†	1,458	81,838
Paycom Software, Inc.†	218	61,360
salesforce.com, Inc.†	6,942	1,221,375
Tyler Technologies, Inc.†	281	110,914

		1,475,487

Entertainment Software — 0.5%
Activision Blizzard, Inc.	14,078	1,064,297
Electronic Arts, Inc.	5,082	599,930
Take-Two Interactive Software, Inc.†	793	94,771

		1,758,998

Finance-Consumer Loans — 0.0%
Synchrony Financial	4,050	149,081

Finance-Credit Card — 2.5%
American Express Co.	6,224	1,087,395
Capital One Financial Corp.	3,889	484,647
Mastercard, Inc., Class A	8,266	3,003,699
Visa, Inc., Class A	17,082	3,640,687

		8,216,428

Finance-Investment Banker/Broker — 0.2%
Charles Schwab Corp.	8,693	576,607

Finance-Other Services — 0.6%
Cboe Global Markets, Inc.	809	91,401
CME Group, Inc.	6,494	1,424,394
Intercontinental Exchange, Inc.	4,366	505,626
Nasdaq, Inc.	465	73,177

		2,094,598

Food-Confectionery — 0.7%
Hershey Co.	1,445	326,238
J.M. Smucker Co.	1,958	268,109
Mondelez International, Inc., Class A	25,088	1,617,674

		2,212,021

Food-Meat Products — 0.2%
Hormel Foods Corp.	5,098	267,084
Tyson Foods, Inc., Class A	5,285	492,351

		759,435

Food-Misc./Diversified — 0.8%
Campbell Soup Co.	3,653	172,495
Conagra Brands, Inc.	8,668	302,773
General Mills, Inc.	10,900	770,957
Kellogg Co.	4,623	316,676
Kraft Heinz Co.	12,829	546,900
Lamb Weston Holdings, Inc.	2,624	173,446
McCormick & Co., Inc.	4,513	453,873

		2,737,120

Food-Retail — 0.2%
Kroger Co.	12,091	652,430

Food-Wholesale/Distribution — 0.2%
Sysco Corp.	9,170	783,852

Gas-Distribution — 0.1%
Atmos Energy Corp.	2,447	277,490
NiSource, Inc.	7,096	206,635

		484,125

Gold Mining — 0.3%
Newmont Corp.	14,410	1,049,769

Home Decoration Products — 0.0%
Newell Brands, Inc.	3,216	74,450

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.†	2,972	461,522
Marriott International, Inc., Class A†	4,944	877,659

		1,339,181

Human Resources — 0.0%
Robert Half International, Inc.	633	62,230

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	1,008	254,691

Industrial Gases — 0.7%
Air Products & Chemicals, Inc.	4,007	937,919
Linde PLC	4,538	1,415,674

		2,353,593

Instruments-Controls — 0.8%
Honeywell International, Inc.	12,393	2,398,169
Mettler-Toledo International, Inc.†	154	196,740

		2,594,909

Insurance Brokers — 0.6%
Aon PLC, Class A	1,553	447,248
Arthur J. Gallagher & Co.	2,109	355,345
Brown & Brown, Inc.	1,313	81,380
Marsh & McLennan Cos., Inc.	3,558	575,329
Willis Towers Watson PLC	2,206	473,981

		1,933,283

Insurance-Life/Health — 0.6%
Aflac, Inc.	10,842	621,030
Globe Life, Inc.	1,679	164,676
Lincoln National Corp.	3,010	181,051
Principal Financial Group, Inc.	4,390	299,135
Prudential Financial, Inc.	6,831	741,232

		2,007,124

Insurance-Multi-line — 1.5%
Allstate Corp.	5,071	641,684
American International Group, Inc.(1)	15,004	877,884
Chubb, Ltd.	7,784	1,607,007
Cincinnati Financial Corp.	1,435	176,017
Hartford Financial Services Group, Inc.	6,052	423,216
Loews Corp.	3,543	222,642
MetLife, Inc.	12,680	832,823

		4,781,273

Insurance-Property/Casualty — 4.0%
Assurant, Inc.	1,030	187,336
Berkshire Hathaway, Inc., Class B†	33,094	10,683,736
Progressive Corp.	10,560	1,133,722
Travelers Cos., Inc.	4,359	745,651
WR Berkley Corp.	3,786	251,731

		13,002,176

Insurance-Reinsurance — 0.1%
Everest Re Group, Ltd.	711	195,319

Internet Content-Entertainment — 0.1%
Twitter, Inc.†	7,514	368,336

Internet Infrastructure Software — 0.0%
F5, Inc.†	516	86,384

Internet Security — 0.1%
NortonLifeLock, Inc.	10,515	263,296

Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	782	207,613
BlackRock, Inc.	1,237	772,729
Franklin Resources, Inc.	2,795	68,729
Invesco, Ltd.	6,167	113,349
Raymond James Financial, Inc.	1,384	134,885
T. Rowe Price Group, Inc.	1,243	152,939

		1,450,244

Machinery-Construction & Mining — 0.6%
Caterpillar, Inc.	9,775	2,058,029

Machinery-Farming — 0.3%
Deere & Co.	2,737	1,033,354

Machinery-General Industrial — 0.3%
IDEX Corp.	811	153,944
Nordson Corp.	391	84,335
Otis Worldwide Corp.	4,608	335,647
Westinghouse Air Brake Technologies Corp.	3,376	303,536

		877,462

Machinery-Pumps — 0.2%
Dover Corp.	1,405	187,286
Ingersoll Rand, Inc.	7,365	323,765
Xylem, Inc.	1,923	154,802

		665,853

Medical Information Systems — 0.2%
Cerner Corp.	5,317	497,884

Medical Instruments — 1.4%
Boston Scientific Corp.†	25,750	1,084,332
Edwards Lifesciences Corp.†	4,174	441,526
Intuitive Surgical, Inc.†	2,004	479,557
Medtronic PLC	24,297	2,535,635

		4,541,050

Medical Labs & Testing Services — 0.2%
Catalent, Inc.†	1,295	117,275
IQVIA Holdings, Inc.†	932	203,167
Laboratory Corp. of America Holdings†	791	190,062
Quest Diagnostics, Inc.	1,161	155,388

		665,892

Medical Products — 1.4%
Abbott Laboratories	15,018	1,704,543
ABIOMED, Inc.†	370	106,035
Baxter International, Inc.	9,048	642,951
Cooper Cos., Inc.	891	321,687
Henry Schein, Inc.†	2,506	203,236
STERIS PLC	1,049	235,028
Stryker Corp.	3,580	863,711
Zimmer Biomet Holdings, Inc.	3,775	455,831

		4,533,022

Medical-Biomedical/Gene — 1.4%
Amgen, Inc.	6,005	1,400,306
Bio-Rad Laboratories, Inc., Class A†	176	90,122
Biogen, Inc.†	2,654	550,546
Gilead Sciences, Inc.	22,667	1,345,060
Illumina, Inc.†	1,440	427,176
Incyte Corp.†	1,938	145,272
Vertex Pharmaceuticals, Inc.†	1,840	502,725

		4,461,207

Medical-Drugs — 6.3%
AbbVie, Inc.	14,695	2,158,401
Bristol-Myers Squibb Co.	39,388	2,964,735
Johnson & Johnson	47,572	8,584,843
Merck & Co., Inc.	45,645	4,048,255
Organon & Co.	4,582	148,136
Pfizer, Inc.	46,657	2,289,459
Zoetis, Inc.	2,907	515,266

		20,709,095

Medical-Generic Drugs — 0.1%
Viatris, Inc.	21,854	225,752

Medical-HMO — 2.8%
Anthem, Inc.	4,386	2,201,465
Centene Corp.†	10,544	849,319
Humana, Inc.	2,323	1,032,713
Molina Healthcare, Inc.†	538	168,636
UnitedHealth Group, Inc.	9,871	5,019,897

		9,272,030

Medical-Hospitals — 0.2%
HCA Healthcare, Inc.	1,818	390,052
Universal Health Services, Inc., Class B	1,321	161,862

		551,914

Medical-Wholesale Drug Distribution — 0.5%
AmerisourceBergen Corp.	2,721	411,660
Cardinal Health, Inc.	5,007	290,657
McKesson Corp.	2,707	838,114

		1,540,431

Metal-Copper — 0.2%
Freeport-McMoRan, Inc.	14,856	602,411

Multimedia — 1.2%
FactSet Research Systems, Inc.	287	115,802
Paramount Global, Class B	10,963	319,242
Walt Disney Co.†	32,900	3,672,627

		4,107,671

Networking Products — 0.6%
Cisco Systems, Inc.	41,918	2,053,144

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	2,113	283,712
Waste Management, Inc.	3,408	560,412

		844,124

Office Automation & Equipment — 0.0%
Zebra Technologies Corp., Class A†	259	95,742

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	733	132,380

Oil Companies-Exploration & Production — 1.5%
APA Corp.	2,954	120,907
ConocoPhillips	23,532	2,247,777
Coterra Energy, Inc.	14,702	423,271
EOG Resources, Inc.	5,709	666,583
Hess Corp.	1,445	148,936
Marathon Oil Corp.	14,069	350,600
Occidental Petroleum Corp.	9,460	521,151
Pioneer Natural Resources Co.	1,805	419,608

		4,898,833

Oil Companies-Integrated — 3.6%
Chevron Corp.	34,834	5,457,443
Exxon Mobil Corp.	76,503	6,521,881

		11,979,324

Oil Refining & Marketing — 0.8%
Marathon Petroleum Corp.	10,463	913,002
Phillips 66	8,454	733,469
Valero Energy Corp.	7,388	823,614

		2,470,085

Oil-Field Services — 0.6%
Baker Hughes Co.	16,366	507,673
Halliburton Co.	16,238	578,397
Schlumberger NV	25,360	989,294

		2,075,364

Paper & Related Products — 0.1%
International Paper Co.	6,998	323,867

Pharmacy Services — 1.1%
Cigna Corp.	5,836	1,440,208
CVS Health Corp.	23,718	2,280,011

		3,720,219

Pipelines — 0.5%
Kinder Morgan, Inc.	35,238	639,570
ONEOK, Inc.	4,593	290,875
Williams Cos., Inc.	21,956	752,871

		1,683,316

Publishing-Newspapers — 0.1%
News Corp., Class A	7,063	140,271
News Corp., Class B	2,188	43,563

		183,834

Racetracks — 0.0%
Penn National Gaming, Inc.†	3,002	109,783

Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities, Inc.	2,630	479,081
American Tower Corp.	4,032	971,793
AvalonBay Communities, Inc.	1,465	333,258
Boston Properties, Inc.	2,569	302,114
Crown Castle International Corp.	4,296	795,662
Digital Realty Trust, Inc.	5,128	749,303
Duke Realty Corp.	2,409	131,893
Equinix, Inc.	879	632,071
Equity Residential	6,175	503,263
Essex Property Trust, Inc.	660	217,318
Federal Realty Investment Trust	742	86,859
Healthpeak Properties, Inc.	9,745	319,733
Host Hotels & Resorts, Inc.	12,903	262,576
Iron Mountain, Inc.	2,041	109,663
Kimco Realty Corp.	11,143	282,252
Mid-America Apartment Communities, Inc.	792	155,771
Prologis, Inc.	5,215	835,912
Public Storage	1,130	419,795
Realty Income Corp.	10,224	709,137
Regency Centers Corp.	2,785	191,692
SBA Communications Corp.	865	300,250
Simon Property Group, Inc.	2,375	280,250
UDR, Inc.	2,432	129,407
Ventas, Inc.	7,213	400,682
Vornado Realty Trust	2,873	111,214
Welltower, Inc.	7,866	714,311
Weyerhaeuser Co.	7,832	322,835

		10,748,095

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	3,024	251,113

Rental Auto/Equipment — 0.1%
United Rentals, Inc.†	523	165,540

Respiratory Products — 0.1%
ResMed, Inc.	1,110	221,967

Retail-Apparel/Shoe — 0.2%
Ross Stores, Inc.	6,385	637,031

Retail-Auto Parts — 0.1%
Advance Auto Parts, Inc.	586	116,983
Genuine Parts Co.	2,574	334,749

		451,732

Retail-Automobile — 0.0%
CarMax, Inc.†	1,373	117,776

Retail-Building Products — 0.4%
Home Depot, Inc.	4,529	1,360,512

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,912	351,806

Retail-Discount — 2.6%
Costco Wholesale Corp.	3,926	2,087,533
Dollar General Corp.	4,187	994,538
Dollar Tree, Inc.†	4,065	660,359
Target Corp.	3,896	890,821
Walmart, Inc.	25,564	3,911,036

		8,544,287

Retail-Drug Store — 0.2%
Walgreens Boots Alliance, Inc.	12,948	548,995

Retail-Major Department Stores — 0.4%
TJX Cos., Inc.	21,556	1,320,952

Retail-Misc./Diversified — 0.0%
Bath & Body Works, Inc.	1,630	86,211

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	430	170,624

Retail-Restaurants — 1.1%
Chipotle Mexican Grill, Inc.†	168	244,543
Darden Restaurants, Inc.	2,308	304,033
Domino’s Pizza, Inc.	217	73,346
McDonald’s Corp.	7,427	1,850,511
Starbucks Corp.	10,185	760,208
Yum! Brands, Inc.	2,768	323,884

		3,556,525

Semiconductor Components-Integrated Circuits — 0.5%
Analog Devices, Inc.	9,493	1,465,530
NXP Semiconductors NV	1,778	303,860

		1,769,390

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	724	154,024

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	4,373	426,630

Steel-Producers — 0.1%
Nucor Corp.	2,261	349,958

Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	13,499	475,030

Telecommunication Equipment — 0.1%
Juniper Networks, Inc.	5,876	185,212

Telephone-Integrated — 1.9%
AT&T, Inc.	129,041	2,433,713
Lumen Technologies, Inc.	16,652	167,519
Verizon Communications, Inc.	75,860	3,512,318

		6,113,550

Theaters — 0.0%
Live Nation Entertainment, Inc.†	1,391	145,888

Tobacco — 1.4%
Altria Group, Inc.	32,946	1,830,809
Philip Morris International, Inc.	28,006	2,800,600

		4,631,409

Tools-Hand Held — 0.2%
Snap-on, Inc.	966	205,265
Stanley Black & Decker, Inc.	2,946	353,962

		559,227

Toys — 0.1%
Hasbro, Inc.	2,343	206,325

Transport-Rail — 1.2%
CSX Corp.	40,080	1,376,347
Norfolk Southern Corp.	4,333	1,117,394
Union Pacific Corp.	6,790	1,590,829

		4,084,570

Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	2,349	249,346
FedEx Corp.	4,405	875,450
United Parcel Service, Inc., Class B	7,510	1,351,650

		2,476,446

Transport-Truck — 0.0%
JB Hunt Transport Services, Inc.	622	106,269

Water — 0.2%
American Water Works Co., Inc.	3,280	505,382

Water Treatment Systems — 0.0%
Pentair PLC	1,256	63,742

Web Hosting/Design — 0.1%
VeriSign, Inc.†	926	165,467

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	1,251	267,326

Total Common Stocks (cost $288,174,719)		324,700,155

EXCHANGE-TRADED FUNDS — 1.1%
iShares S&P 500 Value ETF (cost $3,518,247)	23,672	3,502,983

Total Long-Term Investment Securities (cost $291,692,966)		328,203,138

SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 0.36% due 12/29/2022(2) (cost $99,761)	$100,000	99,012

TOTAL INVESTMENTS (cost $291,792,727)	99.8%	328,302,150
Other assets less liabilities	0.2	589,158

NET ASSETS	100.0%	$328,891,308

†	Non-income producing security

(1)	Security represents an investment in an affiliated company (see Note 2).

(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4	Long	S&P 500 E-Mini Index	June 2022	$850,736	$825,500	$(25,236)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$324,700,155	$—	$—	$324,700,155
Exchange-Traded Funds	3,502,983	—	—	3,502,983
Short-Term Investment Securities	—	99,012	—	99,012

Total Investments at Value	$328,203,138	$99,012	$—	$328,302,150

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$25,236	$—	$—	$25,236

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Blue Chip Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)

COMMON STOCKS — 99.7%
Aerospace/Defense — 0.3%
General Dynamics Corp.	8,917	$2,109,138

Applications Software — 12.9%
Microsoft Corp.	269,618	74,824,388
ServiceNow, Inc.†	19,033	9,099,677

		83,924,065

Athletic Footwear — 0.8%
NIKE, Inc., Class B	40,813	5,089,381

Auto-Cars/Light Trucks — 3.4%
Tesla, Inc.†	25,603	22,294,068

Beverages-Non-alcoholic — 0.9%
PepsiCo, Inc.	34,691	5,956,792

Building & Construction Products-Misc. — 0.1%
Armstrong World Industries, Inc.	9,651	817,054

Building Products-Air & Heating — 0.2%
Johnson Controls International PLC	23,122	1,384,314

Cable/Satellite TV — 1.1%
Charter Communications, Inc., Class A†	16,567	7,098,794

Computer Data Security — 1.3%
Crowdstrike Holdings, Inc., Class A†	37,469	7,447,338
Fortinet, Inc.†	4,201	1,214,131

		8,661,469

Computer Services — 1.9%
Accenture PLC, Class A	41,191	12,372,129

Computer Software — 1.1%
Dropbox, Inc., Class A†	335,473	7,296,538

Computers — 13.3%
Apple, Inc.	534,730	84,300,184
HP, Inc.	53,576	1,962,489

		86,262,673

Consulting Services — 1.3%
Gartner, Inc.†	28,237	8,204,260

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	117,871	9,081,961

Diagnostic Equipment — 0.6%
Danaher Corp.	15,517	3,896,784

E-Commerce/Products — 5.3%
Amazon.com, Inc.†	13,861	34,453,317

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	4,459	9,855,772

Electronic Components-Semiconductors — 5.0%
Advanced Micro Devices, Inc.†	131,478	11,243,999
NVIDIA Corp.	60,597	11,238,926
Texas Instruments, Inc.	59,226	10,083,226

		32,566,151

Electronic Forms — 1.7%
Adobe, Inc.†	28,437	11,259,630

Enterprise Software/Service — 1.6%
Atlassian Corp. PLC, Class A†	30,413	6,837,755
SS&C Technologies Holdings, Inc.	53,122	3,434,868

		10,272,623

Finance-Consumer Loans — 0.6%
SLM Corp.	220,175	3,683,528

Finance-Credit Card — 2.7%
Mastercard, Inc., Class A	10,537	3,828,935
Visa, Inc., Class A	63,218	13,473,652

		17,302,587

Finance-Investment Banker/Broker — 0.3%
Charles Schwab Corp.	24,594	1,631,320

Food-Misc./Diversified — 0.5%
General Mills, Inc.	41,965	2,968,184

Food-Retail — 0.4%
Albertsons Cos., Inc., Class A	73,319	2,293,418

Gambling (Non-Hotel) — 0.1%
International Game Technology PLC	40,329	880,382

Hotels/Motels — 0.4%
Marriott International, Inc., Class A†	13,155	2,335,276

Human Resources — 0.1%
Robert Half International, Inc.	3,911	384,490

Insurance-Life/Health — 0.8%
Equitable Holdings, Inc.	171,546	4,945,671

Insurance-Multi-line — 0.1%
MetLife, Inc.	12,031	790,196

Internet Content-Entertainment — 1.4%
Meta Platforms, Inc., Class A†	46,152	9,252,091

Investment Management/Advisor Services — 1.6%
Ameriprise Financial, Inc.	9,771	2,594,103
Apollo Global Management, Inc.	28,357	1,411,044
Raymond James Financial, Inc.	65,366	6,370,571

		10,375,718

Machinery-Electrical — 0.9%
Regal Rexnord Corp.	46,375	5,900,755

Machinery-Farming — 0.6%
AGCO Corp.	28,650	3,650,010

Machinery-Pumps — 0.4%
Ingersoll Rand, Inc.	54,279	2,386,105

Medical Instruments — 0.1%
Boston Scientific Corp.†	7,962	335,280
Bruker Corp.	6,259	359,830

		695,110

Medical Labs & Testing Services — 0.7%
Charles River Laboratories International, Inc.†	8,762	2,116,111
Syneos Health, Inc.†	36,611	2,675,898

		4,792,009

Medical Products — 1.1%
Abbott Laboratories	18,325	2,079,888
Align Technology, Inc.†	14,385	4,170,355
Envista Holdings Corp.†	25,643	1,015,976

		7,266,219

Medical-Biomedical/Gene — 2.2%
Maravai LifeSciences Holdings, Inc., Class A†	109,639	3,369,206
Moderna, Inc.†	21,860	2,938,203
Vertex Pharmaceuticals, Inc.†	28,685	7,837,316

		14,144,725

Medical-Drugs — 1.5%
Eli Lilly & Co.	11,481	3,353,944

Merck & Co., Inc.	71,424	6,334,595

		9,688,539

Medical-Wholesale Drug Distribution — 1.6%
McKesson Corp.	32,418	10,036,937

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	5,792	2,141,071

Pharmacy Services — 0.3%
Cigna Corp.	8,103	1,999,658

Pipelines — 1.5%
Cheniere Energy, Inc.	72,427	9,836,311

Private Equity — 0.1%
KKR & Co., Inc., Class A	13,189	672,243

Real Estate Investment Trusts — 2.8%
Extra Space Storage, Inc.	52,113	9,901,470
National Storage Affiliates Trust	19,457	1,101,266
Public Storage	18,358	6,819,997

		17,822,733

Recreational Vehicles — 1.3%
Brunswick Corp.	68,212	5,157,510
Polaris, Inc.	35,546	3,374,737

		8,532,247

Retail-Apparel/Shoe — 0.4%
Burlington Stores, Inc.†	10,818	2,202,112
Ross Stores, Inc.	4,033	402,373

		2,604,485

Retail-Auto Parts — 1.1%
AutoZone, Inc.†	3,759	7,350,612

Retail-Building Products — 2.1%
Home Depot, Inc.	45,535	13,678,714

Retail-Discount — 0.6%
Walmart, Inc.	24,594	3,762,636

Retail-Major Department Stores — 0.2%
TJX Cos., Inc.	16,925	1,037,164

Retail-Misc./Diversified — 0.1%
Bath & Body Works, Inc.	15,323	810,433

Retail-Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	2,222	881,690

Retail-Restaurants — 1.1%
Starbucks Corp.	55,118	4,114,007
Texas Roadhouse, Inc.	38,811	3,195,310

		7,309,317

Semiconductor Components-Integrated Circuits — 1.0%
NXP Semiconductors NV	39,388	6,731,409

Semiconductor Equipment — 2.6%
Applied Materials, Inc.	103,506	11,421,887
Lam Research Corp.	12,258	5,709,286

		17,131,173

Theaters — 0.7%
Live Nation Entertainment, Inc.†	45,837	4,807,385

Tobacco — 0.1%
Philip Morris International, Inc.	6,342	634,200

Toys — 0.1%
Mattel, Inc.†	19,027	462,546

Transport-Rail — 0.9%
CSX Corp.	166,241	5,708,716

Transport-Services — 1.8%
United Parcel Service, Inc., Class B	63,834	11,488,843

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	38,022	3,072,558

Web Portals/ISP — 6.2%
Alphabet, Inc., Class A†	9,386	21,420,635
Alphabet, Inc., Class C†	8,253	18,976,371

		40,397,006

TOTAL INVESTMENTS
(cost $501,433,880)	99.7%	647,133,333
Other assets less liabilities	0.3	1,721,045

NET ASSETS	100.0%	$648,854,378

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Signifcant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$647,133,333	$—	$—	$647,133,333

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Massachusetts Investors Trust Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 99.3%
Aerospace/Defense-Equipment — 1.4%
Howmet Aerospace, Inc.	412,477	$14,073,715

Applications Software — 6.0%
Microsoft Corp.	211,533	58,704,638

Banks-Commercial — 0.9%
Truist Financial Corp.	190,448	9,208,161

Beverages-Wine/Spirits — 2.5%
Diageo PLC	270,528	13,406,042
Pernod Ricard SA	54,583	11,246,000

		24,652,042

Building Products-Air & Heating — 1.5%
Johnson Controls International PLC	247,574	14,822,255

Building Products-Wood — 1.0%
Masco Corp.	192,436	10,139,453

Cable/Satellite TV — 1.7%
Cable One, Inc.	3,161	3,686,358
Comcast Corp., Class A	333,771	13,270,735

		16,957,093

Chemicals-Diversified — 1.6%
DuPont de Nemours, Inc.	156,564	10,322,264
PPG Industries, Inc.	40,717	5,211,369

		15,533,633

Coatings/Paint — 0.9%
Sherwin-Williams Co.	31,152	8,565,554

Computer Services — 2.7%
Accenture PLC, Class A	39,584	11,889,450
Amdocs, Ltd.	182,677	14,557,530

		26,446,980

Computers — 2.8%
Apple, Inc.	173,364	27,330,835

Consumer Products-Misc. — 1.0%
Kimberly-Clark Corp.	69,723	9,679,644

Containers-Metal/Glass — 2.1%
Ball Corp.	94,945	7,705,736
Crown Holdings, Inc.	116,396	12,808,216

		20,513,952

Cosmetics & Toiletries — 1.6%
Colgate-Palmolive Co.	137,288	10,578,040
Estee Lauder Cos., Inc., Class A	19,607	5,177,425

		15,755,465

Data Processing/Management — 2.7%
Fidelity National Information Services, Inc.	141,280	14,007,912
Fiserv, Inc.†	127,907	12,524,653

		26,532,565

Diagnostic Equipment — 3.2%
Danaher Corp.	48,838	12,264,687
Thermo Fisher Scientific, Inc.	33,931	18,761,128

		31,025,815

Diversified Banking Institutions — 6.0%
Bank of America Corp.	582,898	20,797,801
Goldman Sachs Group, Inc.	50,825	15,526,529
JPMorgan Chase & Co.	182,938	21,835,480

		58,159,810

Drug Delivery Systems — 1.7%
Becton Dickinson & Co.	68,237	16,867,504

E-Commerce/Products — 1.1%
Amazon.com, Inc.†	4,281	10,640,982

Electric Products-Misc. — 0.9%
AMETEK, Inc.	70,873	8,948,425

Electric-Integrated — 0.9%
American Electric Power Co., Inc.	88,372	8,758,549

Electronic Components-Semiconductors — 1.4%
Texas Instruments, Inc.	80,366	13,682,312

Electronic Connectors — 1.1%
TE Connectivity, Ltd.	83,565	10,427,241

Electronic Forms — 1.3%
Adobe, Inc.†	31,665	12,537,757

Electronic Measurement Instruments — 0.7%
Fortive Corp.	114,701	6,595,308

Enterprise Software/Service — 0.9%
salesforce.com, Inc.†	51,885	9,128,647

Entertainment Software — 1.6%
Electronic Arts, Inc.	132,512	15,643,042

Finance-Credit Card — 4.1%
Mastercard, Inc., Class A	53,347	19,385,233
Visa, Inc., Class A	98,570	21,008,224

		40,393,457

Finance-Investment Banker/Broker — 0.8%
Charles Schwab Corp.	111,260	7,379,876

Finance-Other Services — 1.4%
Nasdaq, Inc.	88,282	13,892,938

Food-Confectionery — 0.9%
Mondelez International, Inc., Class A	136,081	8,774,503

Instruments-Controls — 1.8%
Honeywell International, Inc.	92,105	17,823,239

Insurance-Multi-line — 1.3%
Chubb, Ltd.	58,912	12,162,382

Medical Instruments — 1.8%
Medtronic PLC	165,659	17,288,173

Medical Labs & Testing Services — 1.5%
ICON PLC†	65,014	14,706,817

Medical-Biomedical/Gene — 2.9%
Illumina, Inc.†	18,261	5,417,126
Maravai LifeSciences Holdings, Inc., Class A†	108,440	3,332,361
Vertex Pharmaceuticals, Inc.†	70,311	19,210,371

		27,959,858

Medical-Drugs — 6.6%
Eli Lilly & Co.	49,591	14,487,019
Johnson & Johnson	136,783	24,683,860
Merck & Co., Inc.	189,627	16,818,018
Zoetis, Inc.	47,943	8,497,897

		64,486,794

Oil Companies-Exploration & Production — 2.3%
ConocoPhillips	231,624	22,124,724

Pharmacy Services — 1.1%
Cigna Corp.	42,078	10,384,009

Private Equity — 0.5%
Blackstone, Inc., Class A	48,902	4,966,976

Real Estate Investment Trusts — 4.0%
American Tower Corp.	76,534	18,446,225
Equinix, Inc.	17,053	12,262,471
Rayonier, Inc.	187,879	8,116,373

		38,825,069

Retail-Building Products — 1.5%
Home Depot, Inc.	49,761	14,948,204

Retail-Discount — 4.6%
Costco Wholesale Corp.	24,311	12,926,645
Dollar General Corp.	55,822	13,259,400
Target Corp.	83,107	19,002,415

		45,188,460

Retail-Gardening Products — 0.9%
Tractor Supply Co.	43,406	8,744,139

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	66,003	10,189,543

Textile-Apparel — 1.1%
LVMH Moet Hennessy Louis Vuitton SE	16,252	10,399,585

Transport-Rail — 1.1%
Canadian Pacific Railway, Ltd.	151,380	11,084,044

Transport-Truck — 0.3%
Old Dominion Freight Line, Inc.	10,140	2,840,417

Web Portals/ISP — 6.6%
Alphabet, Inc., Class A†	20,874	47,638,434
Alphabet, Inc., Class C†	7,278	16,734,524

		64,372,958

TOTAL INVESTMENTS (cost $643,347,963)	99.3%	970,267,542
Other assets less liabilities	0.7	6,400,466

NET ASSETS	100.0%	$976,668,008

†	Non-income producing security

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$935,215,915	$35,051,627	**	$—	$970,267,542

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (See Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA MFS Total Return Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 57.9%
Advertising Agencies — 0.3%
Omnicom Group, Inc.	19,885	$1,513,845

Aerospace/Defense — 0.4%
Northrop Grumman Corp.	4,211	1,850,313

Aerospace/Defense-Equipment — 1.1%
Howmet Aerospace, Inc.	59,808	2,040,649
L3Harris Technologies, Inc.	15,231	3,537,552

		5,578,201

Agricultural Operations — 0.4%
Archer-Daniels-Midland Co.	22,459	2,011,428

Applications Software — 2.2%
Microsoft Corp.	40,598	11,266,757

Auto-Heavy Duty Trucks — 0.3%
PACCAR, Inc.	20,381	1,692,642

Auto/Truck Parts & Equipment-Original — 0.7%
Aptiv PLC†	14,441	1,536,523
Lear Corp.	16,829	2,153,102

		3,689,625

Banks-Commercial — 1.3%
Truist Financial Corp.	137,419	6,644,209

Banks-Fiduciary — 0.4%
Northern Trust Corp.	18,373	1,893,338

Banks-Super Regional — 0.7%
PNC Financial Services Group, Inc.	16,308	2,708,759
US Bancorp	20,727	1,006,503

		3,715,262

Beverages-Non-alcoholic — 0.3%
PepsiCo, Inc.	9,963	1,710,747

Brewery — 0.4%
Constellation Brands, Inc., Class A	7,936	1,952,970

Broadcast Services/Program — 0.2%
Warner Bros. Discovery, Inc.†	42,853	777,782

Building Products-Air & Heating — 1.1%
Johnson Controls International PLC	93,223	5,581,261

Building Products-Cement — 0.3%
Vulcan Materials Co.	9,809	1,689,993

Building Products-Wood — 0.8%
Masco Corp.	80,461	4,239,490

Cable/Satellite TV — 1.5%
Comcast Corp., Class A	190,781	7,585,453

Cellular Telecom — 0.7%
T-Mobile US, Inc.†	30,833	3,796,776

Chemicals-Diversified — 1.0%
DuPont de Nemours, Inc.	36,087	2,379,216
PPG Industries, Inc.	22,611	2,893,982

		5,273,198

Coatings/Paint — 0.5%
Axalta Coating Systems, Ltd.†	103,562	2,627,368

Commercial Services-Finance — 0.1%
Equifax, Inc.	3,602	733,079

Computer Services — 1.5%
Accenture PLC, Class A	9,177	2,756,404
Amdocs, Ltd.	35,120	2,798,713
Cognizant Technology Solutions Corp., Class A	27,438	2,219,734

		7,774,851

Consumer Products-Misc. — 0.3%
Kimberly-Clark Corp.	11,655	1,618,064

Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	23,848	1,837,488

Data Processing/Management — 1.0%
Fidelity National Information Services, Inc.	30,051	2,979,557
Fiserv, Inc.†	23,335	2,284,963

		5,264,520

Diagnostic Equipment — 1.3%
Danaher Corp.	17,234	4,327,974
Thermo Fisher Scientific, Inc.	4,591	2,538,456

		6,866,430

Distribution/Wholesale — 0.6%
LKQ Corp.	58,666	2,911,594

Diversified Banking Institutions — 5.4%
Bank of America Corp.	188,617	6,729,854
Goldman Sachs Group, Inc.	33,879	10,349,696
JPMorgan Chase & Co.	63,284	7,553,578
Morgan Stanley	38,744	3,122,379

		27,755,507

Diversified Manufacturing Operations — 1.3%
Eaton Corp. PLC	47,982	6,958,350

Drug Delivery Systems — 0.3%
Becton Dickinson & Co.	6,393	1,580,286

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	424	937,171

Electric-Integrated — 2.3%
Duke Energy Corp.	29,021	3,196,954
Exelon Corp.	56,426	2,639,608
PG&E Corp.†	201,863	2,553,567
Southern Co.	50,982	3,741,569

		12,131,698

Electronic Components-Semiconductors — 1.5%
Intel Corp.	78,812	3,435,415
Samsung Electronics Co., Ltd. (Preference Shares)	21,730	1,014,759
Texas Instruments, Inc.	18,727	3,188,272

		7,638,446

Electronic Connectors — 0.1%
TE Connectivity, Ltd.	4,199	523,951

Enterprise Software/Service — 0.3%
Oracle Corp.	17,966	1,318,704

Entertainment Software — 0.3%
Electronic Arts, Inc.	12,094	1,427,697

Finance-Investment Banker/Broker — 1.6%
Charles Schwab Corp.	125,150	8,301,199

Finance-Other Services — 0.7%
Cboe Global Markets, Inc.	15,490	1,750,060
Nasdaq, Inc.	10,865	1,709,825

		3,459,885

Food-Confectionery — 0.5%
J.M. Smucker Co.	7,277	996,439
Mondelez International, Inc., Class A	21,062	1,358,078

		2,354,517

Food-Misc./Diversified — 0.8%
Danone SA	23,500	1,412,761
General Mills, Inc.	25,533	1,805,949
Nestle SA	5,059	653,144

		3,871,854

Instruments-Controls — 0.9%
Honeywell International, Inc.	25,105	4,858,069

Insurance Brokers — 1.8%
Aon PLC, Class A	18,175	5,234,218
Willis Towers Watson PLC	17,818	3,828,376

		9,062,594

Insurance-Multi-line — 1.1%
Chubb, Ltd.	27,662	5,710,820

Insurance-Property/Casualty — 0.5%
Travelers Cos., Inc.	16,238	2,777,672

Investment Management/Advisor Services — 0.3%
Invesco, Ltd.	90,377	1,661,129

Machinery-Electrical — 0.3%
Regal Rexnord Corp.	13,378	1,702,217

Machinery-Pumps — 0.5%
Ingersoll Rand, Inc.	61,851	2,718,970

Medical Instruments — 0.9%
Medtronic PLC	44,202	4,612,921

Medical Labs & Testing Services — 0.7%
ICON PLC†	5,916	1,338,258
Quest Diagnostics, Inc.	17,901	2,395,870

		3,734,128

Medical-Biomedical/Gene — 0.5%
Vertex Pharmaceuticals, Inc.†	8,800	2,404,336

Medical-Drugs — 4.3%
Bayer AG	13,776	908,013
Johnson & Johnson	53,879	9,723,004
Merck & Co., Inc.	86,681	7,687,738
Organon & Co.	37,717	1,219,391
Roche Holding AG	6,839	2,532,938

		22,071,084

Medical-Wholesale Drug Distribution — 0.7%
McKesson Corp.	12,204	3,778,480

Metal-Diversified — 0.2%
Rio Tinto PLC	13,528	959,566

Oil Companies-Exploration & Production — 2.1%
ConocoPhillips	48,858	4,666,916
Hess Corp.	32,969	3,398,115
Pioneer Natural Resources Co.	12,625	2,934,934

		10,999,965

Pharmacy Services — 1.7%
Cigna Corp.	34,566	8,530,197

Real Estate Investment Trusts — 0.3%
STORE Capital Corp.	51,336	1,459,482

Retail-Apparel/Shoe — 0.1%
Ross Stores, Inc.	6,959	694,299

Retail-Building Products — 0.1%
Home Depot, Inc.	2,169	651,568

Retail-Discount — 0.9%
Dollar Tree, Inc.†	4,774	775,536
Walmart, Inc.	23,829	3,645,599

		4,421,135

Retail-Restaurants — 0.2%
Wendy’s Co.	55,854	1,103,675

Semiconductor Components-Integrated Circuits — 0.8%
NXP Semiconductors NV	12,226	2,089,423
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20,787	1,931,736

		4,021,159

Semiconductor Equipment — 0.5%
Applied Materials, Inc.	23,345	2,576,121

Soap & Cleaning Preparation — 0.4%
Henkel AG & Co. KGaA (Preference Shares)	35,418	2,290,039

Tobacco — 1.0%
Philip Morris International, Inc.	52,678	5,267,800

Tools-Hand Held — 0.5%
Stanley Black & Decker, Inc.	22,681	2,725,122

Transport-Rail — 1.1%
Union Pacific Corp.	23,493	5,504,175

Web Portals/ISP — 0.4%
Alphabet, Inc., Class A†	1,016	2,318,705

Total Common Stocks (cost $219,443,842)		298,971,377

CONVERTIBLE PREFERRED SECURITIES — 0.7%
Auto/Truck Parts & Equipment-Original — 0.2%
Aptiv PLC Series A 5.50%	8,000	988,880

Cellular Telecom — 0.2%
2020 Cash Mandatory Exchangeable Trust 5.25%*	1,110	1,213,319

Medical Instruments — 0.3%
Boston Scientific Corp 5.50%	14,114	1,592,765

Total Convertible Preferred Securities (cost $3,334,041)		3,794,964

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.2%
Banks-Money Center — 0.1%
BBVA Bancomer SA 6.75% due 09/30/2022*	$510,000	516,553

Diversified Banking Institutions — 0.1%
HSBC Holdings PLC 4.00% due 03/09/2026(1)	200,000	179,500

HSBC Holdings PLC 4.70% due 03/09/2031(1)	237,000	201,450

		380,950

Total Preferred Securities/Capital Securities (cost $951,940)		897,503

ASSET BACKED SECURITIES — 5.7%
Diversified Financial Services — 5.7%
ACRES Commercial Realty, Ltd. FRS Series 2021-FL2, Class AS 2.30% (1 ML+1.75%) due 01/15/2037*	397,000	390,208
Allegro CLO IV, Ltd. FRS Series 2016-1A, Class BR2 2.59% (3 ML+1.55%) due 01/15/2030*(2)	553,817	548,572
American Tower Trust I Series 13, Class 2A 3.07% due 03/15/2048*	548,000	547,893
Arbor Realty Collateralized Loan Obligation, Ltd. FRS Series 2020-FL1, Class AS 2.02% (TSFR1M+1.51%) due 02/15/2035*	240,000	238,786
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL1, Class AS 1.75% (1 ML+1.20%) due 12/15/2035*	488,500	478,483
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2021-FL3, Class B 2.15% (1 ML+1.60%) due 08/15/2034*	383,500	379,404
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class B 2.37% (SOFR30A+2.10%) due 01/15/2037*	1,098,000	1,089,251
AREIT Trust FRS Series 2019-CRE3, Class AS 1.92% (TSFR1M+1.41%) due 09/14/2036*(3)	687,500	684,641
AREIT Trust FRS Series 2022-CRE6, Class B 2.13% (SOFR30A+1.85%) due 11/17/2024*(3)	668,000	665,053
Bayview Financial Revolving Mtg. Loan Trust FRS Series 2005-E, Class M1 2.35% (1 ML+1.60%) due 12/28/2040*	114,562	129,116
BDS, Ltd. FRS Series 2019-FL4, Class A 1.65% (1 ML+1.10%) due 08/15/2036*	269,331	268,906
BSPRT Issuer, Ltd. FRS Series 2021-FL6, Class AS 1.85% (1 ML+1.30%) due 03/15/2036*	1,118,500	1,104,352
BSPRT Issuer, Ltd. FRS Series 2022-FL8, Class B 2.32% (SOFR30A+2.05%) due 02/15/2037*	392,500	389,617
BSPRT Issuer, Ltd. FRS Series 2021-FL7, Class B 2.60% (1 ML+2.05%) due 12/15/2038*	182,000	178,896
Business Jet Securities LLC Series 2021-1A, Class A 2.16% due 04/15/2036*	275,937	253,933
BXMT, Ltd. FRS Series 2021-FL4, Class AS 1.85% (1 ML+1.30%) due 05/15/2038*(3)	1,187,000	1,167,296
CHCP, Ltd. FRS Series 2021-FL1, Class AS 1.92% (TSFR1M+1.41%) due 02/15/2038*	509,000	499,101
Columbia Cent CLO, Ltd. FRS Series 2018-28A, Class A2R 3.07% (3 ML+1.70%) due 11/07/2030*(2)	795,089	790,138
COMM Mtg. Trust Series 2015-LC21, Class A4 3.71% due 07/10/2048(3)	821,121	818,629
Credit Acceptance Auto Loan Trust Series 2021-3A, Class B 1.38% due 07/15/2030*	258,000	241,863
CSAIL Commercial Mtg. Trust Series 2015-C2, Class A4 3.50% due 06/15/2057(3)	467,518	463,195
Cutwater, Ltd. FRS Series 2015-1A, Class AR 2.26% (3 ML+1.22%) due 01/15/2029*(2)	417,759	417,177
Dryden 55 CLO, Ltd. FRS Series 2018-55A, Class A1 2.06% (3 ML+1.02%) due 04/15/2031*(2)	882,000	876,227
Dryden Senior Loan Fund FRS Series 2013-26A, Class AR 1.94% (3 ML+0.90%) due 04/15/2029*(2)	378,574	376,084
GMAC Mtg. Corp. Loan Trust VRS Series 2006-HE3, Class A3 5.81% due 10/25/2036(4)	21,635	22,891
GS Mtg. Securities Trust Series 2015-GC30, Class A4 3.38% due 05/10/2050(3)	879,375	869,660
JPMBB Commercial Mtg. Securities Trust Series 2015-C28, Class A4 3.23% due 10/15/2048(3)	635,131	624,352

JPMBB Commercial Mtg. Securities Trust Series 2014-C26, Class A4 3.49% due 01/15/2048(3)	1,010,000	1,002,466
Ladder Capital Commercial Mtg. Trust FRS Series 2021-FL2, Class B 2.45% (1 ML+1.90%) due 12/13/2038*	494,000	489,891
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class AS 2.30% (1 ML+1.75%) due 07/15/2036*	1,249,000	1,244,325
MF1 Multifamily Housing Mtg. Loan Trust FRS Series 2021-FL5, Class AS 1.82% (TSFR1M+1.31%) due 07/15/2036*(3)	1,229,000	1,210,943
MF1, Ltd. FRS Series 2022-FL8, Class B 2.22% (SOFR30A +1.95%) due 02/19/2037*	486,092	478,969
MF1, Ltd. FRS Series 2020-FL4, Class A 2.32% (TSFR1M+1.81%) due 11/15/2035*	351,500	352,692
MidOcean Credit CLO II FRS Series 2013-2A, Class BR 2.89% (3 ML+1.65%) due 01/29/2030*(2)	895,236	890,361
Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34, Class A4 3.54% due 11/15/2052(3)	324,355	316,476
Morgan Stanley Capital I Trust Series 2017-H1, Class A5 3.53% due 06/15/2050(3)	294,880	289,794
Neuberger Berman CLO XV FRS Series 2013-15A, Class BR2 2.39% (3 ML+1.35%) due 10/15/2029*(2)	371,566	369,277
Neuberger Berman CLO XX, Ltd. FRS Series 2015-20A, Class ARR 2.20% (3 ML+1.16%) due 07/15/2034*(2)	385,000	381,409
Oaktree CLO, Ltd. FRS Series 2019-1A, Class BR 2.89% (3 ML+1.75%) due 04/22/2030*(2)	1,102,426	1,085,014
PFP, Ltd. FRS Series 2021-7, Class AS 1.70% (1 ML+1.15%) due 04/14/2038*(3)	890,956	881,090
Ready Capital Mtg. Financing LLC FRS Series 2021-FL5, Class A 1.67% (1 ML+1.00%) due 04/25/2038*(3)	653,935	646,161
Ready Capital Mtg. Financing LLC FRS Series 2021-FL7, Class B 2.47% (1 ML+1.80%) due 11/25/2036*(3)	240,000	237,805
Residential Funding Mtg. Securities II, Inc. VRS Series 2005-HS2, Class AI3 4.43% due 12/25/2035(4)	11,588	11,576
Santander Retail Auto Lease Trust Series 2020-A, Class B 1.88% due 03/20/2024*	339,000	337,850
Starwood Commercial Mtg., Ltd. FRS Series 2022-FL3, Class AS 2.07% (SOFR30A+1.80%) due 11/15/2038*	1,128,500	1,117,582
TPG Real Estate Finance Issuer, Ltd. FRS Series 2021-FL4, Class A 1.75% (1 ML+1.20%) due 03/15/2038*	1,184,000	1,169,509
UBS Commercial Mtg. Trust Series 2019-C17, Class A4 2.92% due 10/15/2052(3)	502,983	461,893
Verizon Owner Trust Series 2020-A, Class B 1.98% due 07/22/2024	540,000	536,694
Voya CLO, Ltd. FRS Series 2012-4A, Class A2R3 2.49% (3 ML+1.45%) due 10/15/2030*(2)	425,864	423,104
Wells Fargo Commercial Mtg. Trust Series 2015-C28, Class A4 3.54% due 05/15/2048(3)	893,749	886,158

Total Asset Backed Securities (cost $29,833,372)		29,334,763

U.S. CORPORATE BONDS & NOTES — 10.4%
Aerospace/Defense — 0.1%
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	322,000	322,529

Applications Software — 0.1%
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	320,000	268,819
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	100,000	92,365
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	160,000	160,768

		521,952

Athletic Footwear — 0.0%
NIKE, Inc. Senior Notes 3.25% due 03/27/2040	165,000	146,515

Auto-Cars/Light Trucks — 0.5%
General Motors Co. Senior Notes 6.75% due 04/01/2046	216,000	234,027
Hyundai Capital America Senior Notes 2.65% due 02/10/2025*	200,000	192,100
Hyundai Capital America Senior Notes 3.00% due 02/10/2027*	408,000	384,211
Stellantis Finance US, Inc. Company Guar. Notes 2.69% due 09/15/2031*	783,000	648,241
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	914,000	900,146

		2,358,725

Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 3.80% due 09/15/2027	188,000	181,501
Lear Corp. Senior Notes 4.25% due 05/15/2029	222,000	214,855

		396,356

Banks-Commercial — 0.1%
PNC Bank NA Sub. Notes 2.70% due 10/22/2029	250,000	224,474

Banks-Fiduciary — 0.0%
State Street Corp. Senior Notes 2.90% due 03/30/2026	86,000	84,205

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033	1,115,000	1,014,380

Beverages-Non-alcoholic — 0.0%
Keurig Dr Pepper, Inc. Company Guar. Notes 3.20% due 05/01/2030	76,000	69,714

Brewery — 0.3%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.38% due 04/15/2038	157,000	150,257
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 8.00% due 11/15/2039	626,000	835,564
Constellation Brands, Inc. Company Guar. Notes 3.50% due 05/09/2027	491,000	483,233

		1,469,054

Building Products-Air & Heating — 0.1%
Carrier Global Corp. Senior Notes 3.38% due 04/05/2040	684,000	565,052

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 2.50% due 03/15/2030	47,000	41,043
Martin Marietta Materials, Inc. Senior Notes 3.50% due 12/15/2027	166,000	160,807
Vulcan Materials Co. Senior Notes 3.50% due 06/01/2030	81,000	76,932

		278,782

Building Products-Wood — 0.1%
Masco Corp. Senior Notes 2.00% due 02/15/2031	894,000	731,638

Cable/Satellite TV — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.50% due 06/01/2041	447,000	327,360
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.91% due 07/23/2025	414,000	421,560
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.25% due 04/01/2053	375,000	328,701
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 05/01/2047	90,000	80,726
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	224,000	236,317
Cox Communications, Inc. Company Guar. Notes 1.80% due 10/01/2030*	283,000	229,344
Time Warner Entertainment Co. LP Senior Sec. Notes 8.38% due 07/15/2033	428,000	519,324

		2,143,332

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.90% due 08/08/2029	191,000	164,349

Cellular Telecom — 0.2%
T-Mobile USA, Inc. Senior Sec. Notes 2.05% due 02/15/2028	401,000	353,947
T-Mobile USA, Inc. Senior Sec. Notes 4.50% due 04/15/2050	477,000	436,072

		790,019

Coatings/Paint — 0.1%
RPM International, Inc. Senior Notes 2.95% due 01/15/2032	362,000	315,532
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	336,000	291,906

		607,438

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	131,000	118,226

Commercial Services-Finance — 0.1%
Global Payments, Inc. Senior Notes 1.20% due 03/01/2026	498,000	447,670
S&P Global, Inc. Company Guar. Notes 4.25% due 05/01/2029*	168,000	168,904

		616,574

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Notes 4.90% due 10/01/2026	340,000	347,315

Consulting Services — 0.1%
Verisk Analytics, Inc. Senior Notes 4.13% due 03/15/2029	453,000	448,160

Cosmetics & Toiletries — 0.1%
GSK Consumer Healthcare Capital US LLC Company Guar. Notes 3.38% due 03/24/2029*	403,000	380,645

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 2.65% due 06/01/2030	147,000	127,628

Diversified Banking Institutions — 1.8%
Bank of America Corp. Senior Notes 2.57% due 10/20/2032	679,000	574,342
Bank of America Corp. Senior Notes 3.00% due 12/20/2023	307,000	306,316
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	334,000	326,847
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	280,000	275,019
Citigroup, Inc. Senior Notes 2.67% due 01/29/2031	607,000	528,030
Goldman Sachs Group, Inc. Senior Notes 2.38% due 07/21/2032	705,000	583,371
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	1,262,000	1,097,238
JPMorgan Chase & Co. Senior Bonds 2.55% due 11/08/2032	1,161,000	984,193
JPMorgan Chase & Co. Senior Notes 2.74% due 10/15/2030	224,000	199,170
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	117,000	102,952
JPMorgan Chase & Co. Senior Notes 2.96% due 01/25/2033	452,000	398,166
JPMorgan Chase & Co. Senior Notes 3.11% due 04/22/2041	607,000	487,611
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	1,051,000	1,020,712
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	227,000	200,770
Morgan Stanley Senior Notes 0.86% due 10/21/2025	108,000	100,185
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,283,000	1,128,783
Morgan Stanley Senior Notes 2.94% due 01/21/2033	678,000	591,781
Morgan Stanley Senior Notes 3.88% due 04/29/2024	119,000	119,766
Morgan Stanley Senior Notes 4.00% due 07/23/2025	228,000	227,913

		9,253,165

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 4.67% due 06/06/2047	374,000	364,250

E-Commerce/Services — 0.1%
Booking Holdings, Inc. Senior Notes 4.63% due 04/13/2030	303,000	310,147

Electric-Integrated — 0.4%
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	75,000	71,047
Evergy, Inc. Senior Notes 2.90% due 09/15/2029	344,000	315,713
Exelon Corp. Senior Notes 4.05% due 04/15/2030	406,000	396,852
FirstEnergy Corp. Senior Notes 3.40% due 03/01/2050	227,000	169,115
Georgia Power Co. Senior Notes 3.70% due 01/30/2050	30,000	24,725
Jersey Central Power & Light Co. Senior Notes 2.75% due 03/01/2032*	195,000	171,477
Jersey Central Power & Light Co. Senior Notes 4.30% due 01/15/2026*	276,000	277,143
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	101,000	87,093
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.00% due 06/15/2028	298,000	266,673
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	195,000	142,428
Xcel Energy, Inc. Senior Notes 3.40% due 06/01/2030	206,000	193,013

		2,115,279

Electric-Transmission — 0.1%
American Transmission Systems Inc Senior Notes 2.65% due 01/15/2032*	111,000	96,251
Oncor Electric Delivery Co. LLC Senior Sec. Notes 5.75% due 03/15/2029	458,000	503,105

		599,356

Electronic Components-Semiconductors — 0.3%
Broadcom, Inc. Senior Notes 3.19% due 11/15/2036*	576,000	455,548
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	251,000	213,359
Broadcom, Inc. Company Guar. Notes 4.15% due 11/15/2030	127,000	120,451
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	328,000	307,950
Broadcom, Inc. Senior Notes 4.93% due 05/15/2037*	170,000	158,904
Intel Corp. Senior Notes 4.75% due 03/25/2050	225,000	232,681

		1,488,893

Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Senior Notes 2.95% due 02/15/2032	179,000	153,452

Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 3.27% due 03/01/2030	811,000	737,959
Capital One Financial Corp. Senior Notes 3.75% due 03/09/2027	359,000	349,981
Western Union Co. Senior Notes 2.85% due 01/10/2025	121,000	117,428

		1,205,368

Finance-Investment Banker/Broker — 0.0%
E*TRADE Financial Corp. Company Guar. Notes 4.50% due 06/20/2028	202,000	203,376

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.20% due 01/15/2027	301,000	269,558
Air Lease Corp. Senior Notes 2.88% due 01/15/2032	396,000	326,937

		596,495

Finance-Other Services — 0.1%
Intercontinental Exchange, Inc. Senior Notes 1.85% due 09/15/2032	133,000	107,139
Intercontinental Exchange, Inc. Senior Notes 2.10% due 06/15/2030	454,000	391,502

		498,641

Gas-Distribution — 0.1%
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	281,000	235,110
NiSource, Inc. Senior Notes 2.95% due 09/01/2029	309,000	278,497
NiSource, Inc. Senior Notes 5.65% due 02/01/2045	101,000	103,490

		617,097

Hotels/Motels — 0.2%
Marriott International, Inc. Senior Notes 2.75% due 10/15/2033	340,000	279,760
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	2,000	1,722
Marriott International, Inc. Senior Notes 4.00% due 04/15/2028	393,000	381,606
Marriott International, Inc. Senior Notes 4.63% due 06/15/2030	420,000	414,564

		1,077,652

Insurance Brokers — 0.3%
Aon Corp. Company Guar. Notes 3.75% due 05/02/2029	840,000	819,593
Aon Corp./Aon Global Holdings PLC Company Guar. Notes 2.60% due 12/02/2031	69,000	59,754
Brown & Brown, Inc. Senior Notes 4.20% due 03/17/2032	460,000	441,087
Marsh & McLennan Cos., Inc. Senior Notes 4.75% due 03/15/2039	174,000	177,476

		1,497,910

Insurance-Multi-line — 0.3%
Metropolitan Life Global Funding I Senior Sec. Notes 3.30% due 03/21/2029*	1,441,000	1,372,763

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 3.95% due 10/15/2050*	230,000	194,465

Investment Management/Advisor Services — 0.1%
Raymond James Financial, Inc. Senior Notes 4.95% due 07/15/2046	451,000	468,962

Machinery-Farming — 0.1%
CNH Industrial Capital LLC Company Guar. Notes 1.88% due 01/15/2026	94,000	87,450
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	349,000	353,354

		440,804

Machinery-General Industrial — 0.1%
Wabtec Corp. Company Guar. Notes 4.95% due 09/15/2028	434,000	439,231
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 3.20% due 06/15/2025	169,000	163,335

		602,566

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	172,264
Alcon Finance Corp. Company Guar. Notes 3.80% due 09/23/2049*	312,000	256,242
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	336,000	298,178

		726,684

Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings Senior Notes 4.70% due 02/01/2045	351,000	337,123

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 3.70% due 03/23/2029	404,000	387,965
UnitedHealth Group, Inc. Senior Notes 3.50% due 08/15/2039	152,000	137,163

		525,128

Medical-Hospitals — 0.2%
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	448,000	429,491
HCA, Inc. Senior Sec. Notes 5.13% due 06/15/2039	511,000	493,000
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	33,000	29,655
Northwell Healthcare, Inc. Sec. Notes 4.26% due 11/01/2047	257,000	232,223

		1,184,369

Metal-Diversified — 0.1%
Glencore Funding LLC Company Guar. Notes 2.50% due 09/01/2030*	359,000	301,806
Glencore Funding LLC Company Guar. Notes 2.85% due 04/27/2031*	150,000	128,135
Glencore Funding LLC Company Guar. Notes 4.13% due 05/30/2023*	268,000	269,721

		699,662

Motion Pictures & Services — 0.1%
Magallanes, Inc. Company Guar. Bonds 5.05% due 03/15/2042*	419,000	381,624
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	347,000	311,480

		693,104

Multimedia — 0.1%
Walt Disney Co. Company Guar. Notes 3.50% due 05/13/2040	744,000	656,688

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	210,000	167,054
Republic Services, Inc. Senior Notes 3.95% due 05/15/2028	255,000	254,633

		421,687

Oil Companies-Exploration & Production — 0.0%
Diamondback Energy, Inc. Company Guar. Notes 4.40% due 03/24/2051	76,000	68,453

Oil Companies-Integrated — 0.2%
BP Capital Markets America, Inc. Company Guar. Notes 2.72% due 01/12/2032	904,000	797,264

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 4.75% due 09/15/2044	229,000	210,991
Phillips 66 Company Guar. Notes 2.15% due 12/15/2030	722,000	607,183
Valero Energy Corp. Senior Notes 3.65% due 12/01/2051	132,000	103,280
Valero Energy Corp. Senior Notes 6.63% due 06/15/2037	450,000	513,152

		1,434,606

Pharmacy Services — 0.0%
Cigna Corp. Senior Notes 3.20% due 03/15/2040	116,000	95,221

Pipelines — 0.5%
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	389,000	366,325
Kinder Morgan Energy Partners LP Company Guar. Notes 4.15% due 02/01/2024	479,000	484,237
ONEOK, Inc. Company Guar. Notes 4.95% due 07/13/2047	499,000	456,028
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	399,000	369,722
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	108,000	107,272
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.00% due 03/15/2027	326,000	333,670
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	174,000	169,475
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	162,000	153,741

		2,440,470

Real Estate Investment Trusts — 0.6%
American Tower Corp. Senior Notes 3.00% due 06/15/2023	191,000	190,777
American Tower Corp. Senior Notes 3.60% due 01/15/2028	233,000	221,942
Boston Properties LP Senior Notes 2.55% due 04/01/2032	279,000	233,969
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	356,000	336,593
Brixmor Operating Partnership LP Senior Notes 4.13% due 05/15/2029	36,000	34,950
Crown Castle International Corp. Senior Notes 1.35% due 07/15/2025	147,000	135,634
Crown Castle International Corp. Senior Notes 3.65% due 09/01/2027	544,000	523,257
Equinix, Inc. Senior Notes 1.80% due 07/15/2027	382,000	337,117
Equinix, Inc. Senior Notes 2.63% due 11/18/2024	603,000	587,142
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 5.30% due 01/15/2029	331,000	331,089
Realty Income Corp. Senior Notes 3.25% due 01/15/2031	120,000	111,834

		3,044,304

Rental Auto/Equipment — 0.1%
ERAC USA Finance LLC Company Guar. Notes 7.00% due 10/15/2037*	399,000	485,755

Retail-Auto Parts — 0.1%
Genuine Parts Co. Senior Notes 2.75% due 02/01/2032	598,000	513,011

Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc. Senior Notes 4.45% due 10/01/2028	424,000	430,296

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc. Company Guar. Notes 3.84% due 05/01/2025	120,000	120,243

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.75% due 06/01/2031	448,000	395,314
AT&T, Inc. Senior Notes 3.65% due 09/15/2059	400,000	309,646
Verizon Communications, Inc. Senior Notes 2.10% due 03/22/2028	58,000	52,000
Verizon Communications, Inc. Senior Notes 2.55% due 03/21/2031	276,000	240,045
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	224,000	205,381
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	316,000	306,304
Verizon Communications, Inc. Senior Notes 4.81% due 03/15/2039	400,000	411,244

		1,919,934

Total U.S. Corporate Bonds & Notes (cost $59,082,032)		53,581,705

FOREIGN CORPORATE BONDS & NOTES — 3.3%
Aerospace/Defense — 0.0%
BAE Systems PLC Senior Notes 3.40% due 04/15/2030*	224,000	209,173

Auto/Truck Parts & Equipment-Original — 0.1%
Magna International, Inc. Senior Notes 2.45% due 06/15/2030	467,000	410,077

Banks-Commercial — 0.1%
Royal Bank of Canada Senior Notes 1.15% due 06/10/2025	582,000	537,403

Beverages-Wine/Spirits — 0.1%
Diageo Capital PLC Company Guar. Notes 2.38% due 10/24/2029	499,000	450,337

Cellular Telecom — 0.2%
Rogers Communications, Inc. Company Guar. Notes 3.80% due 03/15/2032*	1,127,000	1,043,939

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 4.25% due 02/01/2029*	336,000	334,708

Diversified Banking Institutions — 0.9%
Barclays PLC Senior Notes 2.89% due 11/24/2032	660,000	551,994
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	250,000	209,561
Deutsche Bank AG NY Senior Notes 2.31% due 11/16/2027	188,000	166,387
Macquarie Group, Ltd. Senior Notes 4.44% due 06/21/2033*	1,274,000	1,206,315
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.85% due 01/19/2033	678,000	586,357
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.47% due 01/14/2029	1,128,000	999,039
UBS Group AG Senior Notes 2.10% due 02/11/2032*	1,372,000	1,121,547

		4,841,200

Diversified Minerals — 0.3%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	1,034,000	879,947
Anglo American Capital PLC Company Guar. Notes 3.88% due 03/16/2029*	200,000	189,743
Anglo American Capital PLC Company Guar. Notes 5.63% due 04/01/2030*	422,000	442,770

		1,512,460

Electronic Components-Semiconductors — 0.1%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 2.50% due 05/11/2031*	470,000	395,698
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.25% due 05/11/2041*	403,000	315,803

		711,501

Finance-Leasing Companies — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	260,000	231,538
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.65% due 07/21/2027	150,000	140,711
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	150,862
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	387,000	332,325
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.25% due 02/15/2027*	466,000	420,857
Avolon Holdings Funding, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	141,000	135,456
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	137,000	138,486

		1,550,235

Gas-Transportation — 0.1%
APT Pipelines, Ltd. Company Guar. Notes 4.20% due 03/23/2025*	714,000	715,838
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	55,000	54,854

		770,692

Insurance-Life/Health — 0.1%
AIA Group, Ltd. Senior Notes 3.38% due 04/07/2030*	586,000	558,087

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd. Senior Notes 2.39% due 06/03/2030*	367,000	310,855

Investment Companies — 0.2%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*	1,110,000	1,109,134

Oil Companies-Integrated — 0.2%
Cenovus Energy, Inc. Senior Notes 5.38% due 07/15/2025	108,000	112,062
Eni SpA Senior Notes 4.75% due 09/12/2028*	762,000	775,161

		887,223

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 2.50% due 01/15/2025	204,000	197,896
Galaxy Pipeline Assets Bidco, Ltd. Senior Sec. Notes 2.16% due 03/31/2034*	552,495	485,779

		683,675

Retail-Convenience Store — 0.1%
Alimentation Couche-Tard, Inc. Company Guar. Notes 3.44% due 05/13/2041*	448,000	362,996

Tobacco — 0.2%
BAT International Finance PLC Company Guar. Notes 4.45% due 03/16/2028	909,000	876,117

Total Foreign Corporate Bonds & Notes (cost $18,930,834)		17,159,812

U.S. GOVERNMENT AGENCIES — 10.7%
Federal Home Loan Mtg. Corp. — 3.5%
Federal Home Loan Mtg. Corp.
2.00% due 02/01/2042	394,586	354,387
2.00% due 02/01/2052	423,830	375,200
2.00% due 03/01/2052	3,174,588	2,808,242
2.00% due 05/01/2052	1,050,000	928,820
2.50% due 08/01/2040	61,045	57,059
2.50% due 04/01/2048	51,743	47,604
2.50% due 10/01/2051	217,057	198,844
2.50% due 12/01/2051	1,842,577	1,685,884
2.50% due 03/01/2052	141,358	129,654
3.00% due 01/01/2038	143,032	139,290
3.00% due 03/01/2043	150,418	145,156
3.00% due 04/01/2043	419,038	404,562
3.00% due 05/01/2043	357,701	345,241
3.00% due 05/01/2046	144,241	138,419
3.00% due 10/01/2046	323,077	310,238
3.00% due 11/01/2046	219,093	210,517
3.00% due 12/01/2046	34,698	33,350
3.00% due 03/01/2048	102,777	97,942
3.00% due 07/01/2050	17,078	16,211
3.00% due 01/01/2052	272,689	258,352
3.50% due 11/01/2037	101,411	100,218
3.50% due 02/01/2042	133,172	131,910
3.50% due 04/01/2042	99,498	98,975
3.50% due 12/01/2042	247,976	245,624
3.50% due 04/01/2043	55,012	54,364
3.50% due 07/01/2043	10,523	10,423
3.50% due 08/01/2043	141,820	140,476
3.50% due 12/01/2045	100,140	98,988
3.50% due 12/01/2046	341,897	336,634
4.00% due 08/01/2037	26,162	26,483
4.00% due 11/01/2040	122,995	124,629
4.00% due 01/01/2041	255,776	259,023
4.00% due 04/01/2044	94,182	95,359
4.00% due 08/01/2047	142,472	142,463
4.50% due 08/01/2024	17,353	17,702
4.50% due 04/01/2035	9,493	9,912
4.50% due 07/01/2039	58,288	60,873

4.50% due 09/01/2039	26,124	27,288
4.50% due 10/01/2039	14,229	14,863
4.50% due 12/01/2039	21,655	22,620
4.50% due 05/01/2042	40,893	42,681
5.00% due 09/01/2033	37,981	40,484
5.00% due 03/01/2034	20,254	21,326
5.00% due 04/01/2034	6,954	7,392
5.00% due 08/01/2035	7,890	8,319
5.00% due 10/01/2035	28,160	29,728
5.00% due 11/01/2035	59,698	63,203
5.00% due 12/01/2036	11,227	11,882
5.00% due 07/01/2039	79,311	83,999
5.50% due 12/01/2033	31,361	33,460
5.50% due 01/01/2034	42,568	45,339
5.50% due 04/01/2034	5,111	5,343
5.50% due 11/01/2034	4,551	4,809
5.50% due 05/01/2035	8,107	8,477
5.50% due 09/01/2035	7,615	7,961
5.50% due 10/01/2035	6,420	6,716
6.00% due 04/01/2034	21,324	22,621
6.00% due 07/01/2034	23,029	25,153
6.00% due 08/01/2034	58,120	63,528
6.00% due 09/01/2034	4,260	4,503
6.00% due 07/01/2035	13,054	14,441
6.00% due 08/01/2035	11,298	12,494
6.00% due 11/01/2035	11,780	13,031
6.00% due 03/01/2036	6,743	7,128
6.00% due 07/01/2036	6,280	6,645
6.00% due 10/01/2036	7,387	7,837
6.00% due 01/01/2037	8,273	8,832
6.00% due 05/01/2037	29,353	31,811
6.00% due 06/01/2037	10,773	11,700
6.50% due 05/01/2034	4,629	4,923
6.50% due 06/01/2034	18,652	19,837
6.50% due 08/01/2034	19,761	21,016
6.50% due 10/01/2034	11,950	12,782
6.50% due 11/01/2034	1,161	1,235
6.50% due 05/01/2037	8,881	9,445
6.50% due 07/01/2037	8,656	9,206
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K026, Class A2 2.51% due 11/25/2022(3)	300,490	301,062
Series K042, Class A2 2.67% due 12/25/2024(3)	320,000	316,502
Series K049, Class A2 3.01% due 07/25/2025(3)	83,000	82,602
Series K028, Class A2 3.11% due 02/25/2023(3)	431,642	433,904
Series K066, Class A2 3.12% due 06/25/2027(3)	220,000	219,591
Series K052, Class A2 3.15% due 11/25/2025(3)	198,000	197,840
Series K041, Class A2 3.17% due 10/25/2024(3)	267,000	267,393
Series K071, Class A2 3.29% due 11/25/2027(3)	494,000	494,173
Series K076, Class A2 3.90% due 04/25/2028(3)	330,000	340,287
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.32% due 11/25/2027(3)(4)(5)	3,192,000	36,806
Series K070, Class XAM 0.37% due 12/25/2027(3)(4)(5)	1,984,000	28,001
Series K721, Class XAM 0.40% due 11/25/2024(3)(4)(5)	3,013,000	21,013
Series K069, Class XAM 0.41% due 09/25/2027(3)(4)(5)	2,042,000	31,516
Series K072, Class XAM 0.41% due 12/25/2027(3)(4)(5)	2,208,000	35,301
Series K071, Class X1 0.42% due 11/25/2027(3)(4)(5)	2,254,642	31,650
Series K127, Class X1 0.42% due 01/25/2031(3)(4)(5)	1,120,631	25,893
Series K728, Class XAM 0.43% due 08/25/2024(3)(4)(5)	2,996,000	25,956
Series K134, Class XAM 0.44% due 11/25/2031(3)(4)(5)	1,708,147	51,299
Series K154, Class X1 0.44% due 11/25/2032(3)(4)(5)	1,658,283	39,377
Series K068, Class XAM 0.46% due 08/25/2027(3)(4)(5)	1,898,000	33,450
Series K070, Class X1 0.46% due 11/25/2027(3)(4)(5)	2,032,084	33,246
Series K729, Class X1 0.47% due 10/25/2024(3)(4)(5)	3,588,051	25,190
Series K072, Class X1 0.49% due 12/25/2027(3)(4)(5)	3,476,904	63,619
Series K728, Class X1 0.50% due 08/25/2024(3)(4)(5)	4,937,469	38,689
Series K068, Class X1 0.56% due 08/25/2027(3)(4)(5)	1,294,886	25,979
Series K137, Class XAM 0.60% due 12/25/2031(3)(4)(5)	1,554,125	62,419
Series K128, Class X1 0.61% due 03/25/2031(3)(4)(5)	903,040	33,352
Series K132, Class X1 0.61% due 08/25/2031(3)(4)(5)	354,236	13,968
Series K133, Class XAM 0.63% due 09/25/2031(3)(4)(5)	1,156,618	51,784
Series K727, Class XAM 0.64% due 07/25/2024(3)(4)(5)	2,786,000	30,576
Series K136, Class XAM 0.66% due 12/25/2031(3)(4)(5)	2,614,411	117,962
Series K067, Class X1 0.71% due 07/25/2027(3)(4)(5)	2,342,555	60,981
Series K727, Class X1 0.73% due 07/25/2024(3)(4)(5)	975,244	8,622
Series K066, Class XAM 0.77% due 06/25/2027(3)(4)(5)	2,696,000	84,536
Series K128, Class XAM 0.83% due 03/25/2031(3)(4)(5)	386,416	21,414
Series K125, Class XAM 0.87% due 01/25/2031(3)(4)(5)	463,094	26,969

Series K066, Class X1 0.89% due 06/25/2027(3)(4)(5)	900,938	29,168
Series K132, Class XAM 0.96% due 09/25/2031(3)(4)(5)	334,404	22,441
Series K749, Class A2 1.00% due 03/25/2029(3)(4)	255,992	237,433
Series K726, Class X1 1.03% due 04/25/2024(3)(4)(5)	959,902	14,093
Series K124, Class XAM 1.03% due 01/25/2031(3)(4)(5)	313,326	21,432
Series K131, Class XAM 1.04% due 07/25/2031(3)(4)(5)	261,462	19,117
Series K122, Class XAM 1.17% due 11/25/2030(3)(4)(5)	283,086	22,118
Series K097, Class X1 1.22% due 07/25/2029(3)(4)(5)	164,158	10,851
Series K118, Class XAM 1.26% due 09/25/2030(3)(4)(5)	160,069	13,304
Series K098, Class X1 1.27% due 08/25/2029(3)(4)(5)	1,033,097	71,034
Series K129, Class XAM 1.33% due 05/25/2031(3)(4)(5)	173,114	15,786
Series K114, Class XAM 1.44% due 06/25/2030(3)(4)(5)	272,251	24,975
Series K116, Class XAM 1.70% due 08/25/2030(3)(4)(5)	246,234	27,457
Series K112, Class XAM 1.77% due 05/25/2030(3)(4)(5)	267,239	30,315
Series K109, Class XAM 1.91% due 04/25/2030(3)(4)(5)	200,000	24,213
Series K111, Class XAM 1.91% due 05/25/2030(3)(4)(5)	678,770	82,940
Series K110, Class XAM 1.98% due 04/25/2030(3)(4)(5)	547,569	68,679
Series K033, Class A2 3.06% due 07/25/2023(3)(4)	35,000	35,138
Series K728, Class A2 3.06% due 08/25/2024(3)(4)	153,643	153,148
Series K069, Class A2 3.19% due 09/25/2027(3)(4)	148,000	147,352
Series K030, Class A2 3.25% due 04/25/2023(3)(4)	499,726	502,684
Series K029, Class A2 3.32% due 02/25/2023(3)(4)	137,541	138,486
Series K035, Class A2 3.46% due 08/25/2023(3)(4)	339,000	341,918
Series K075, Class A2 3.65% due 02/25/2028(3)(4)	177,000	180,224
Federal Home Loan Mtg. Corp. Multifamily WI Certs.
Series K144, Class A2 2.45% due 07/25/2032(3)	191,005	174,290
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00% due 02/15/2033(5)(6)	80,153	5,606
Series 4474, Class HJ 3.00% due 07/15/2039(6)	27,876	27,089
Series 4471, Class PI 4.50% due 12/15/2040(5)(6)	11,283	1,044
Series 3629, Class CZ 5.00% due 01/15/2040(6)	37,372	39,236
Series 3845, Class AI 5.50% due 02/15/2036(5)(6)	13,319	2,285
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MA 3.00% due 02/25/2059(6)	101,195	99,262
Series 2019-4, Class MV 3.00% due 02/25/2059(6)	64,555	61,565
Series 2022-1, Class MTU 3.25% due 11/25/2061(6)	148,069	143,121
Series 2019-2, Class MA 3.50% due 08/25/2058(6)	5,494	5,469
Series 2019-2, Class MV 3.50% due 08/25/2058(6)	44,473	43,903
Series 2019-3, Class MA 3.50% due 10/25/2058(6)	61,341	61,166
Series 2019-3, Class MV 3.50% due 10/25/2058(6)	62,938	62,174

		18,106,524

Federal National Mtg. Assoc. — 3.4%
1.50% due 02/01/2042	25,623	22,008
2.00% due 02/01/2042	568,200	508,702
2.00% due 03/01/2042	350,479	315,189
2.00% due 04/01/2042	585,218	526,293
2.00% due 01/01/2051	41,959	37,184
2.00% due 02/01/2051	64,016	56,750
2.00% due 03/01/2052	2,090,345	1,849,240
2.41% due 05/01/2023	90,590	90,488
2.50% due 11/01/2031	13,454	13,202
2.50% due 07/01/2040	43,550	41,030
2.50% due 03/01/2042	272,867	253,185
2.50% due 04/01/2042	424,560	394,063
2.50% due 02/01/2050	151,525	138,732
2.50% due 06/01/2050	30,148	27,778
2.50% due 07/01/2050	283,839	260,983
2.50% due 10/01/2050	272,088	249,916
2.50% due 08/01/2051	94,065	86,171
2.50% due 12/01/2051	562,029	514,892
2.50% due 01/01/2052	962,347	881,253
2.50% due 03/01/2052	527,698	483,417
2.50% due 04/01/2052	210,001	192,091
2.55% due 05/01/2023	82,782	82,757
2.99% due 04/01/2052(7)	247,623	237,829
3.00% due 11/01/2028	40,398	40,232
3.00% due 12/01/2031	359,261	357,778
3.00% due 04/01/2032	300,000	287,295
3.00% due 09/01/2032	207,116	205,438
3.00% due 03/01/2033	32,213	31,983
3.00% due 08/01/2033	9,726	9,620
3.00% due 07/01/2037	41,406	40,057
3.00% due 11/01/2037	71,067	68,752
3.00% due 09/01/2046	64,093	61,532
3.00% due 06/01/2051	96,124	91,412

3.00% due 12/01/2051	563,971	534,707
3.00% due 01/01/2052	271,024	257,643
3.07% due 04/01/2032	291,527	280,683
3.10% due 04/01/2032	230,222	222,247
3.41% due 04/01/2029	225,000	226,600
3.50% due 04/01/2038	68,273	67,206
3.50% due 11/01/2041	20,124	19,903
3.50% due 01/01/2042	185,973	183,751
3.50% due 01/01/2043	62,080	61,439
3.50% due 04/01/2043	208,414	206,261
3.50% due 05/01/2043	188,983	187,044
3.50% due 07/01/2043	251,109	248,519
3.50% due 08/01/2043	97,266	96,263
3.50% due 09/01/2043	351,393	345,942
3.50% due 02/01/2045	292,597	289,409
3.50% due 09/01/2045	248,739	245,963
3.50% due 10/01/2045	204,058	201,517
3.50% due 01/01/2046	74,389	73,534
3.50% due 05/01/2046	74,370	73,397
3.50% due 07/01/2046	273,611	270,387
4.00% due 09/01/2040	187,660	189,993
4.00% due 11/01/2040	54,770	55,365
4.00% due 12/01/2040	126,433	127,921
4.00% due 02/01/2041	67,728	68,571
4.00% due 06/01/2041	132,281	133,716
4.00% due 11/01/2041	56,709	57,411
4.00% due 01/01/2042	340,648	344,888
4.00% due 04/01/2042	35,514	35,774
4.00% due 10/01/2042	44,343	44,894
4.00% due 12/01/2042	46,278	46,857
4.00% due 01/01/2043	55,650	56,217
4.00% due 04/01/2043	10,523	10,653
4.00% due 05/01/2043	99,563	100,808
4.00% due 06/01/2043	58,173	58,846
4.00% due 07/01/2043	40,523	41,026
4.00% due 04/01/2044	31,355	31,747
4.00% due 05/01/2044	105,907	107,230
4.00% due 11/01/2044	37,175	37,607
4.00% due 06/01/2047	121,628	121,888
4.50% due 08/01/2033	41,670	43,470
4.50% due 03/01/2034	120,131	125,390
4.50% due 01/01/2040	27,518	28,706
4.50% due 02/01/2041	57,797	60,037
4.50% due 04/01/2041	98,815	102,812
4.50% due 01/01/2043	66,181	68,921
4.50% due 04/01/2044	410,913	428,644
4.50% due 06/01/2044	41,531	42,300
5.00% due 03/01/2026	47,598	49,307
5.00% due 11/01/2033	22,108	23,523
5.00% due 03/01/2034	17,269	18,360
5.00% due 05/01/2034	5,531	5,858
5.00% due 08/01/2034	6,465	6,859
5.00% due 09/01/2034	19,146	20,303
5.00% due 06/01/2035	27,963	29,570
5.00% due 07/01/2035	62,730	66,197
5.00% due 08/01/2035	13,109	13,869
5.00% due 09/01/2035	10,064	10,648
5.00% due 10/01/2035	49,775	52,655
5.00% due 10/01/2039	14,097	15,013
5.00% due 11/01/2039	29,205	30,849
5.00% due 11/01/2040	20,308	21,213
5.00% due 03/01/2041	15,324	16,269
5.50% due 05/01/2022	58	58
5.50% due 02/01/2033	5,200	5,430
5.50% due 06/01/2033	27,890	29,656
5.50% due 07/01/2033	84,648	89,995
5.50% due 11/01/2033	28,682	30,232
5.50% due 01/01/2034	24,566	25,814
5.50% due 02/01/2034	42,026	44,552
5.50% due 03/01/2034	10,163	10,685
5.50% due 04/01/2034	11,655	12,173
5.50% due 05/01/2034	66,865	70,719
5.50% due 06/01/2034	7,162	7,523
5.50% due 07/01/2034	72,928	77,170
5.50% due 09/01/2034	97,341	102,130
5.50% due 10/01/2034	107,161	112,721
5.50% due 11/01/2034	124,931	131,961
5.50% due 12/01/2034	48,022	50,582
5.50% due 01/01/2035	100,871	107,282
5.50% due 04/01/2035	16,819	17,874
5.50% due 09/01/2035	64,154	68,369
5.50% due 06/01/2036	18,522	19,336
5.50% due 03/01/2037	9,346	9,779
6.00% due 04/01/2034	25,530	27,244
6.00% due 05/01/2034	29,003	30,625
6.00% due 06/01/2034	107,540	116,523
6.00% due 07/01/2034	32,397	34,995
6.00% due 08/01/2034	20,287	21,479
6.00% due 10/01/2034	40,150	42,843
6.00% due 11/01/2034	12,133	12,966
6.00% due 12/01/2034	3,555	3,757
6.00% due 08/01/2035	3,037	3,206
6.00% due 09/01/2035	19,419	21,056
6.00% due 10/01/2035	19,232	20,786
6.00% due 11/01/2035	4,561	4,819
6.00% due 12/01/2035	40,542	43,757
6.00% due 02/01/2036	46,412	49,161
6.00% due 03/01/2036	2,730	2,883
6.00% due 04/01/2036	11,107	12,009
6.00% due 06/01/2036	2,714	2,998
6.00% due 12/01/2036	5,729	6,085
6.00% due 07/01/2037	9,820	10,557
6.50% due 06/01/2031	10,549	11,357
6.50% due 09/01/2031	11,474	12,205
6.50% due 07/01/2032	28,065	30,339
6.50% due 08/01/2032	16,064	17,261
6.50% due 01/01/2033	14,370	15,322
6.50% due 04/01/2034	3,726	4,050
6.50% due 06/01/2034	5,741	6,142
6.50% due 05/01/2036	8,868	9,422
6.50% due 01/01/2037	3,187	3,387
6.50% due 02/01/2037	26,332	28,058
6.50% due 05/01/2037	9,402	9,991
6.50% due 07/01/2037	18,458	19,881
Federal National Mtg. Assoc. REMIC

Series 2013-53, Class CB 2.00% due 10/25/2040(6)	6,103	6,053
Series 2015-61, Class PA 2.00% due 05/25/2044(6)	15,498	15,243
Series 2016-19, Class AD 2.00% due 04/25/2046(6)	41,994	39,952
Series 2013-1, Class YI 3.00% due 02/25/2033(5)(6)	56,883	5,569
Series 2010-43, Class AH 3.25% due 05/25/2040(6)	21,287	20,869
Series 2010-113, Class GB 4.00% due 10/25/2040(6)	29,262	29,587
Series 2016-40, Class IQ 4.00% due 07/25/2046(5)(6)	68,423	12,840
Series 2005-18, Class EC 5.00% due 03/25/2025(6)	6,964	7,096
Federal National Mtg. Assoc. REMIC VRS
Series 2017-M4, Class A2 2.66% due 12/25/2026(3)(4)	256,474	249,913

		17,548,179

Government National Mtg. Assoc. — 1.9%
2.00% due 01/20/2052	742,178	675,365
2.50% due 08/20/2051	212,329	197,893
2.50% due 09/20/2051	862,096	803,380
2.50% due 11/20/2051	828,868	772,362
3.00% due 04/20/2045	62,820	60,573
3.00% due 04/20/2046	28,397	27,366
3.00% due 08/20/2046	30,381	29,258
3.00% due 09/20/2046	74,352	71,790
3.00% due 11/20/2047	345,040	332,165
3.00% due 01/20/2048	540,668	520,472
3.00% due 11/20/2051	169,670	162,440
3.00% due 02/20/2052	148,644	142,190
3.00% due May 30 TBA	1,275,000	1,217,077
3.50% due 12/15/2041	139,657	140,431
3.50% due 02/15/2042	23,868	24,000
3.50% due 06/20/2043	154,901	155,098
3.50% due 07/20/2043	197,315	197,565
3.50% due 11/20/2047	108,453	107,262
3.50% due 03/20/2048	347,086	343,284
3.50% due May 30 TBA	1,775,000	1,738,668
4.00% due 01/20/2041	171,431	174,711
4.00% due 02/20/2041	43,246	44,285
4.00% due 04/20/2041	34,822	35,659
4.00% due 02/20/2042	46,507	47,923
4.00% due May 30 TBA	653,559	655,206
4.00% due June 30 TBA	250,000	249,731
4.50% due 07/20/2033	2,763	2,904
4.50% due 09/20/2033	24,110	25,329
4.50% due 12/20/2034	6,816	7,155
4.50% due 11/15/2039	43,262	45,563
4.50% due 03/15/2040	63,764	67,440
4.50% due 04/15/2040	63,973	66,800
4.50% due 06/15/2040	19,913	20,926
4.50% due 01/20/2041	44,472	47,112
4.50% due 07/20/2049	87,917	90,319
4.50% due June 30 TBA	125,000	126,855
5.00% due 07/20/2033	5,462	5,852
5.00% due 06/15/2034	26,540	28,215
5.00% due 10/15/2034	11,353	11,844
5.50% due 11/15/2032	31,955	33,628
5.50% due 05/15/2033	112,684	122,432
5.50% due 12/15/2033	29,059	31,853
5.50% due 10/15/2035	914	973
6.00% due 09/15/2032	29,731	31,989
6.00% due 04/15/2033	43,516	48,328
6.00% due 02/15/2034	67,616	73,807
6.00% due 07/15/2034	12,523	13,442
6.00% due 09/15/2034	11,390	12,043
6.00% due 01/20/2035	8,345	9,081
6.00% due 02/20/2035	11,410	12,423
6.00% due 04/20/2035	7,057	7,678
6.00% due 01/15/2038	39,691	43,582
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00% due 07/20/2041(6)	35,110	35,613
Series 2012-12, Class KN 4.50% due 09/20/2041(6)	23,487	23,880
Government National Mtg. Assoc. REMIC VRS
Series 2017-94, Class IO 0.58% due 02/16/2059(3)(4)(5)	521,592	20,342

		9,993,562

Small Business Administration — 0.0%
Series 2003-20G, Class 1 4.35% due 07/01/2023	1,657	1,667
Series 2004-20D, Class 1 4.77% due 04/01/2024	6,706	6,731
Series 2005-20C, Class 1 4.95% due 03/01/2025	21,908	21,773
Series 2004-20I, Class 1 4.99% due 09/01/2024	11,920	11,894
Series 2004-20E, Class 1 5.18% due 05/01/2024	11,290	11,420
Series 2004-20F, Class 1 5.52% due 06/01/2024	14,438	14,553

		68,038

Uniform Mtg. Backed Securities — 1.9%
2.00% due May 15 TBA	1,350,000	1,265,441
2.00% due May 30 TBA	600,000	529,875
2.00% due June 15 TBA	1,350,000	1,263,610
2.00% due June 30 TBA	2,725,000	2,401,956
2.50% due May 30 TBA	1,450,000	1,324,258
2.50% due June 30 TBA	1,850,000	1,686,092
3.00% due May 30 TBA	50,000	47,197
3.50% due June 30 TBA	675,000	653,697
4.00% due May 30 TBA	75,000	74,653

4.00% due June 30 TBA	250,000	248,032
5.00% due July 30 TBA	125,000	128,164

		9,622,975

Total U.S. Government Agencies (cost $57,682,867)		55,339,278

U.S. GOVERNMENT TREASURIES — 9.5%
United States Treasury Bonds — 3.5%
1.38% due 11/15/2040	2,000,000	1,500,781
1.75% due 08/15/2041	900,000	715,078
1.88% due 11/15/2051	800,000	630,250
2.25% due 02/15/2052	900,000	776,250
2.38% due 11/15/2049	9,680,000	8,549,785
2.50% due 02/15/2045	4,616,000	4,099,585
2.88% due 05/15/2043	895,000	851,159
3.00% due 02/15/2048	798,500	787,926

		17,910,814

United States Treasury Notes — 6.0%
0.38% due 11/30/2025(8)	14,100,000	12,881,672
1.38% due 01/31/2025	17,250,000	16,574,824
1.88% due 02/28/2027	1,950,000	1,859,051

		31,315,547

Total U.S. Government Treasuries (cost $54,338,779)		49,226,361

MUNICIPAL BONDS & NOTES — 0.3%
Florida State Board of Administration Finance Corp Revenue Bonds Series A 2.15% due 07/01/2030	291,000	254,779
New Jersey Economic Development Authority Revenue Bonds Series A 7.43% due 02/15/2029	550,000	627,118
New Jersey Turnpike Authority Revenue Bonds Series F 7.41% due 01/01/2040	675,000	916,653

Total Municipal Bonds & Notes (cost $1,659,995)		1,798,550

TOTAL INVESTMENTS (cost $445,257,702)	98.7%	510,104,313
Other assets less liabilities	1.3	6,517,899

NET ASSETS	100.0%	$516,622,212

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $44,895,521 representing 8.7% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Collateralized Loan Obligation
(3)	Commercial Mortgage Backed Security
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Interest Only
(6)	Collateralized Mortgage Obligation
(7)	Securities classified as Level 3 (see Note 1)
(8)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depositary Receipt

CLO — Collateralized Loan Obligation

REMIC— Real Estate Mortgage Investment Conduit

SCRT— Seasoned Credit Risk Transfer Trust

TBA —

Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

SOFR30A — Secured Overnight Financing Rate 30 day average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
92	Short	U.S. Treasury 10 Year Ultra Notes	June 2022	$12,575,991	$11,868,000	$707,991

						Unrealized (Depreciation)
87	Long	U.S. Treasury 5 Year Notes	June 2022	$10,109,876	$9,802,453	$(307,423)
21	Long	U.S. Treasury Ultra Bonds	June 2022	3,862,276	3,369,188	(493,088)

						$(800,511)

Net Unrealized Appreciation (Depreciation)						$(92,520)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$289,200,157	$9,771,220	**	$—	$298,971,377
Convertible Preferred Securities:
Cellular Telecom	—	1,213,319		—	1,213,319
Other Industries	2,581,645	—		—	2,581,645
Preferred Securities/Capital Securities	—	897,503		—	897,503
Asset Backed Securities	—	29,334,763		—	29,334,763
U.S. Corporate Bonds & Notes	—	53,581,705		—	53,581,705
Foreign Corporate Bonds & Notes	—	17,159,812		—	17,159,812
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	17,310,350		237,829	17,548,179
Other Industries	—	37,791,099		—	37,791,099
U.S. Government Treasuries	—	49,226,361		—	49,226,361
Municipal Bonds & Notes	—	1,798,550		—	1,798,550

Total Investments at Value	$291,781,802	$218,084,682		$237,829	$510,104,313

Other Financial Instruments:†
Futures Contracts	$707,991	$—		$—	$707,991

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$800,511	$—		$—	$800,511

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Mid Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.7%
Aerospace/Defense — 0.3%
Curtiss-Wright Corp.	7,229	$1,033,096

Aerospace/Defense-Equipment — 0.2%
Hexcel Corp.	15,455	840,134

Airlines — 0.2%
JetBlue Airways Corp.†	58,587	645,043

Apparel Manufacturers — 1.2%
Capri Holdings, Ltd.†	27,193	1,297,106
Carter’s, Inc.	7,786	655,893
Columbia Sportswear Co.	6,367	523,113
Deckers Outdoor Corp.†	5,018	1,333,533
Hanesbrands, Inc.	64,329	853,002
Urban Outfitters, Inc.†	12,081	287,528

		4,950,175

Applications Software — 0.6%
CDK Global, Inc.	21,514	1,170,577
Concentrix Corp.	7,903	1,244,564

		2,415,141

Athletic Equipment — 0.2%
YETI Holdings, Inc.†	16,145	789,006

Auto/Truck Parts & Equipment-Original — 1.2%
Adient PLC†	17,457	595,982
Dana, Inc.	26,570	393,502
Fox Factory Holding Corp.†	7,756	635,061
Gentex Corp.	43,571	1,278,809
Lear Corp.	10,998	1,407,084
Visteon Corp.†	5,158	540,094

		4,850,532

Banks-Commercial — 6.4%
Associated Banc-Corp	27,560	549,822
Bank of Hawaii Corp.	7,415	551,231
Bank OZK	22,288	856,305
Cadence Bank	34,695	868,763
Cathay General Bancorp	13,955	559,456
Commerce Bancshares, Inc.	20,357	1,391,808
Cullen/Frost Bankers, Inc.	10,497	1,388,648
East West Bancorp, Inc.	26,142	1,863,925
First Financial Bankshares, Inc.	23,631	944,768
First Horizon Corp.	98,372	2,201,565
FNB Corp.	62,593	721,071
Fulton Financial Corp.	29,715	450,777
Glacier Bancorp, Inc.	19,983	914,422
Hancock Whitney Corp.	15,995	748,086
Home BancShares, Inc.	27,744	599,825
International Bancshares Corp.	9,806	390,181
Old National Bancorp	54,386	824,492
PacWest Bancorp	22,030	724,567
Pinnacle Financial Partners, Inc.	14,026	1,087,716
Prosperity Bancshares, Inc.	16,979	1,110,087
Synovus Financial Corp.	26,713	1,109,658
Texas Capital Bancshares, Inc.†	9,326	478,983
UMB Financial Corp.	7,940	716,029
Umpqua Holdings Corp.	39,906	660,045
United Bankshares, Inc.	25,126	835,691
Valley National Bancorp	77,636	930,079
Webster Financial Corp.	33,124	1,655,869
Wintrust Financial Corp.	10,502	917,035

		26,050,904

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	12,075	365,752
EnerSys	7,599	497,430

		863,182

Brewery — 0.2%
Boston Beer Co., Inc., Class A†	1,729	648,375

Building & Construction Products-Misc. — 1.7%
Builders FirstSource, Inc.†	35,278	2,172,067
Louisiana-Pacific Corp.	16,209	1,045,805
Owens Corning	18,511	1,683,205
Simpson Manufacturing Co., Inc.	8,002	829,567
Trex Co., Inc.†	21,206	1,233,977

		6,964,621

Building & Construction-Misc. — 0.5%
EMCOR Group, Inc.	9,832	1,046,911
TopBuild Corp.†	6,065	1,098,614

		2,145,525

Building Products-Air & Heating — 0.3%
Lennox International, Inc.	6,202	1,322,204

Building Products-Cement — 0.5%
Eagle Materials, Inc.	7,277	897,400
MDU Resources Group, Inc.	37,461	964,995

		1,862,395

Building-Heavy Construction — 0.3%
Arcosa, Inc.	1	54
Dycom Industries, Inc.†	5,560	472,100
MasTec, Inc.†	10,841	780,660

		1,252,814

Building-Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	10,246	784,331

Building-Residential/Commercial — 0.6%
KB Home	15,789	512,037
Taylor Morrison Home Corp.†	22,639	592,916
Toll Brothers, Inc.	20,701	959,905
Tri Pointe Homes, Inc.†	20,473	423,177

		2,488,035

Cable/Satellite TV — 0.3%
Cable One, Inc.	913	1,064,741

Casino Hotels — 0.2%
Boyd Gaming Corp.	15,108	915,243

Casino Services — 0.2%
Light & Wonder, Inc.†	17,779	996,691

Chemicals-Diversified — 0.4%
Olin Corp.	25,997	1,492,228

Chemicals-Specialty — 1.4%
Ashland Global Holdings, Inc.	9,752	1,023,668
Cabot Corp.	10,424	686,420
Chemours Co.	29,478	974,838
Ingevity Corp.†	7,237	433,496
Minerals Technologies, Inc.	6,133	390,120
NewMarket Corp.	1,260	409,009
Sensient Technologies Corp.	7,742	654,973
Valvoline, Inc.	33,040	998,799

		5,571,323

Coatings/Paint — 0.5%
RPM International, Inc.	23,889	1,980,398

Commercial Services — 0.6%
GXO Logistics, Inc.†	18,162	1,075,009
John Wiley & Sons, Inc., Class A	8,021	408,189
LiveRamp Holdings, Inc.†	12,544	392,878
Progyny, Inc.†	12,827	493,198

		2,369,274

Commercial Services-Finance — 1.2%
Euronet Worldwide, Inc.†	9,737	1,184,506
H&R Block, Inc.	30,311	790,208
HealthEquity, Inc.†	15,401	959,790
Sabre Corp.†	59,583	623,834
WEX, Inc.†	8,256	1,372,478

		4,930,816

Computer Aided Design — 0.5%
Aspen Technology, Inc.†	12,280	1,946,871

Computer Data Security — 0.2%
Qualys, Inc.†	6,151	838,258

Computer Services — 1.4%
CACI International, Inc., Class A†	4,297	1,139,994
Genpact, Ltd.	31,411	1,264,921
KBR, Inc.	25,843	1,272,251
Kyndryl Holdings, Inc.†	33,032	392,751
MAXIMUS, Inc.	11,407	831,342
Science Applications International Corp.	10,489	872,999

		5,774,258

Computer Software — 0.6%
Envestnet, Inc.†	10,066	801,656
Teradata Corp.†	19,988	826,504
Ziff Davis, Inc.†	8,883	784,902

		2,413,062

Computers-Integrated Systems — 0.2%
NCR Corp.†	24,317	851,825

Computers-Other — 0.3%
Lumentum Holdings, Inc.†	13,300	1,080,093

Consulting Services — 0.4%
FTI Consulting, Inc.†	6,316	996,096
R1 RCM, Inc.†	24,602	554,037

		1,550,133

Consumer Products-Misc. — 0.2%
Helen of Troy, Ltd.†	4,446	953,711

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	4,891	296,786
Silgan Holdings, Inc.	15,458	685,871

		982,657

Containers-Paper/Plastic — 0.6%
AptarGroup, Inc.	12,126	1,392,428
Sonoco Products Co.	18,113	1,121,376

		2,513,804

Cosmetics & Toiletries — 0.1%
Coty, Inc., Class A†	63,352	513,785

Data Processing/Management — 0.6%
CommVault Systems, Inc.†	8,209	500,749
Fair Isaac Corp.†	4,841	1,808,162

		2,308,911

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	15,985	491,858

Diagnostic Equipment — 0.5%
Neogen Corp.†	19,850	524,040
Repligen Corp.†	9,472	1,489,377

		2,013,417

Diagnostic Kits — 0.2%
Quidel Corp.†	6,986	702,931

Disposable Medical Products — 0.2%
ICU Medical, Inc.†	3,673	785,985

Distribution/Wholesale — 1.1%
Avient Corp.	16,854	829,891
IAA, Inc.†	24,841	910,423
Univar Solutions, Inc.†	31,493	917,076
Watsco, Inc.	6,084	1,623,089

		4,280,479

Diversified Manufacturing Operations — 1.0%
Carlisle Cos., Inc.	9,632	2,498,156
ITT, Inc.	15,769	1,107,299
Trinity Industries, Inc.	15,068	417,986

		4,023,441

E-Commerce/Services — 0.1%
TripAdvisor, Inc.†	18,247	468,400

Electric Products-Misc. — 0.3%
Littelfuse, Inc.	4,538	1,040,337

Electric-Integrated — 1.5%
ALLETE, Inc.	10,275	609,718
Black Hills Corp.	11,757	861,083
Hawaiian Electric Industries, Inc.	20,137	827,832
IDACORP, Inc.	9,306	978,805
NorthWestern Corp.	9,963	564,802
OGE Energy Corp.	36,876	1,426,364
PNM Resources, Inc.	15,812	737,788

		6,006,392

Electronic Components-Misc. — 1.3%
Hubbell, Inc.	10,023	1,958,093
Jabil, Inc.	26,432	1,525,919
nVent Electric PLC	30,992	1,046,910
Vicor Corp.†	3,951	239,115
Vishay Intertechnology, Inc.	24,448	455,466

		5,225,503

Electronic Components-Semiconductors — 1.7%
Amkor Technology, Inc.	18,469	347,402
Lattice Semiconductor Corp.†	25,227	1,211,905
Semtech Corp.†	11,870	707,452
Silicon Laboratories, Inc.†	7,037	949,362
SiTime Corp.†	2,761	465,422
Synaptics, Inc.†	7,281	1,080,791
Wolfspeed, Inc.†	22,765	2,087,778

		6,850,112

Electronic Measurement Instruments — 0.4%
National Instruments Corp.	24,295	878,022

Vontier Corp.	31,144	797,909

		1,675,931

Electronic Parts Distribution — 0.8%
Arrow Electronics, Inc.†	12,539	1,477,847
Avnet, Inc.	18,231	795,965
TD SYNNEX Corp.	7,636	764,287

		3,038,099

Electronics-Military — 0.1%
Mercury Systems, Inc.†	10,455	583,284

Energy-Alternate Sources — 0.6%
First Solar, Inc.†	18,216	1,330,315
SunPower Corp.†	15,296	252,537
Sunrun, Inc.†	38,134	761,917

		2,344,769

Engineering/R&D Services — 0.6%
AECOM	26,038	1,837,241
Fluor Corp.†	26,050	644,738

		2,481,979

Enterprise Software/Service — 0.9%
ACI Worldwide, Inc.†	21,658	598,194
Blackbaud, Inc.†	8,236	477,770
Manhattan Associates, Inc.†	11,634	1,518,819
SailPoint Technologies Holding, Inc.†	17,181	1,096,663

		3,691,446

Environmental Consulting & Engineering — 0.3%
Tetra Tech, Inc.	9,948	1,385,557

Filtration/Separation Products — 0.3%
Donaldson Co., Inc.	22,757	1,116,003

Finance-Consumer Loans — 0.3%
Navient Corp.	28,369	450,783
SLM Corp.	51,378	859,554

		1,310,337

Finance-Credit Card — 0.4%
Bread Financial Holdings Inc.	9,171	502,571
Western Union Co.	72,545	1,215,854

		1,718,425

Finance-Investment Banker/Broker — 0.7%
Evercore, Inc., Class A	7,188	760,131
Interactive Brokers Group, Inc., Class A	16,096	958,678
Jefferies Financial Group, Inc.	35,643	1,096,378

		2,815,187

Finance-Other Services — 0.3%
SEI Investments Co.	19,384	1,080,076

Financial Guarantee Insurance — 0.2%
MGIC Investment Corp.	59,011	770,684

Firearms & Ammunition — 0.4%
Axon Enterprise, Inc.†	12,613	1,415,179

Food-Baking — 0.2%
Flowers Foods, Inc.	36,606	970,791

Food-Misc./Diversified — 0.7%
Hain Celestial Group, Inc.†	16,824	564,277
Ingredion, Inc.	12,257	1,043,193
Lancaster Colony Corp.	3,652	566,717
Post Holdings, Inc.†	10,484	779,905

		2,954,092

Food-Retail — 0.3%
Grocery Outlet Holding Corp.†	16,096	541,952
Sprouts Farmers Market, Inc.†	20,680	616,264

		1,158,216

Food-Wholesale/Distribution — 0.3%
Performance Food Group Co.†	28,517	1,404,462

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	10,841	720,168
Skechers U.S.A., Inc., Class A†	24,851	951,793

		1,671,961

Funeral Services & Related Items — 0.5%
Service Corp. International	30,380	1,993,232

Garden Products — 0.2%
Scotts Miracle-Gro Co.	7,475	776,877

Gas-Distribution — 1.5%
National Fuel Gas Co.	16,846	1,181,410
New Jersey Resources Corp.	17,696	763,759
ONE Gas, Inc.	9,872	832,900
Southwest Gas Holdings, Inc.	12,137	1,069,391
Spire, Inc.	9,533	693,526
UGI Corp.	38,649	1,325,661

		5,866,647

Gold Mining — 0.4%
Royal Gold, Inc.	12,091	1,577,634

Golf — 0.1%
Callaway Golf Co.†	21,588	473,641

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	9,222	967,665
Stericycle, Inc.†	16,923	849,365

		1,817,030

Healthcare Safety Devices — 0.3%
Tandem Diabetes Care, Inc.†	11,704	1,129,202

Home Furnishings — 0.6%
Leggett & Platt, Inc.	24,570	875,429
MillerKnoll, Inc.	13,953	442,729
Tempur Sealy International, Inc.	35,464	961,429

		2,279,587

Hotels/Motels — 0.8%
Choice Hotels International, Inc.	6,046	849,221
Travel & Leisure Co.	15,898	882,021
Wyndham Hotels & Resorts, Inc.	17,165	1,509,834

		3,241,076

Human Resources — 1.0%
ASGN, Inc.†	9,598	1,088,893
Insperity, Inc.	6,568	696,536
ManpowerGroup, Inc.	9,992	901,279
Paylocity Holding Corp.†	7,310	1,386,195

		4,072,903

Industrial Automated/Robotic — 0.7%
Cognex Corp.	32,569	2,202,641
Enovis Corp.†	8,347	541,470

		2,744,111

Instruments-Controls — 0.3%
Woodward, Inc.	11,619	1,283,667

Insurance-Life/Health — 1.1%
Brighthouse Financial, Inc.†	14,345	736,759
CNO Financial Group, Inc.	22,180	535,425
Primerica, Inc.	7,275	942,549
Unum Group	37,664	1,149,505
Voya Financial, Inc.	19,895	1,256,171

		4,620,409

Insurance-Multi-line — 0.5%
American Financial Group, Inc.	12,199	1,689,318
Kemper Corp.	11,028	509,052

		2,198,370

Insurance-Property/Casualty — 2.1%
Alleghany Corp.†	2,524	2,111,326
First American Financial Corp.	20,221	1,179,087
Hanover Insurance Group, Inc.	6,554	962,258
Kinsale Capital Group, Inc.	3,951	875,897
Mercury General Corp.	4,896	246,905
Old Republic International Corp.	52,597	1,157,660
RLI Corp.	7,342	842,715
Selective Insurance Group, Inc.	11,090	913,372

		8,289,220

Insurance-Reinsurance — 0.8%
Essent Group, Ltd.	20,343	824,502
Reinsurance Group of America, Inc.	12,374	1,327,978
RenaissanceRe Holdings, Ltd.	8,102	1,162,799

		3,315,279

Internet Content-Information/News — 0.1%
Yelp, Inc.†	12,644	411,309

Internet Security — 0.2%
Mimecast, Ltd.†	11,470	913,930

Investment Management/Advisor Services — 0.9%
Affiliated Managers Group, Inc.	7,489	940,394
Federated Hermes, Inc.	17,840	508,083
Janus Henderson Group PLC	31,141	949,178
Stifel Financial Corp.	19,250	1,190,612

		3,588,267

Lasers-System/Components — 0.6%
Coherent, Inc.†	4,564	1,222,695
II-VI, Inc.†	19,589	1,199,043

		2,421,738

Lighting Products & Systems — 0.5%
Acuity Brands, Inc.	6,451	1,112,668
Universal Display Corp.	7,987	1,020,180

		2,132,848

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	15,307	393,849
Lincoln Electric Holdings, Inc.	10,878	1,465,593

		1,859,442

Machinery-Construction & Mining — 0.4%
Oshkosh Corp.	12,270	1,134,239
Terex Corp.	12,858	437,172

		1,571,411

Machinery-Electrical — 0.4%
Regal Rexnord Corp.	12,482	1,588,210

Machinery-Farming — 0.7%
AGCO Corp.	11,304	1,440,130
Toro Co.	19,326	1,548,592

		2,988,722

Machinery-General Industrial — 0.8%
Chart Industries, Inc.†	6,562	1,107,797
Esab Corp.†	8,347	392,309
Middleby Corp.†	10,247	1,576,911

		3,077,017

Machinery-Pumps — 0.8%
Flowserve Corp.	23,998	784,975
Graco, Inc.	31,311	1,941,908
Watts Water Technologies, Inc., Class A	5,077	647,114

		3,373,997

Medical Instruments — 0.6%
Bruker Corp.	18,718	1,076,098
Integra LifeSciences Holdings Corp.†	13,419	820,706
NuVasive, Inc.†	9,531	490,275

		2,387,079

Medical Labs & Testing Services — 0.5%
Medpace Holdings, Inc.†	5,296	707,387
Syneos Health, Inc.†	19,102	1,396,165

		2,103,552

Medical Products — 1.4%
Envista Holdings Corp.†	29,727	1,177,784
Globus Medical, Inc., Class A†	14,559	964,097
Haemonetics Corp.†	9,416	477,109
LivaNova PLC†	9,805	751,651
Masimo Corp.†	9,359	1,057,286
Penumbra, Inc.†	6,469	1,116,291

		5,544,218

Medical-Biomedical/Gene — 1.1%
Arrowhead Pharmaceuticals, Inc.†	19,428	798,685
Exelixis, Inc.†	58,286	1,302,109
Halozyme Therapeutics, Inc.†	25,935	1,034,807
United Therapeutics Corp.†	8,297	1,473,215

		4,608,816

Medical-Drugs — 0.5%
Jazz Pharmaceuticals PLC†	11,324	1,814,331

Medical-Generic Drugs — 0.2%
Perrigo Co. PLC	24,643	845,255

Medical-Hospitals — 0.6%
Acadia Healthcare Co., Inc.†	16,568	1,124,636

Tenet Healthcare Corp.†	19,734	1,430,912

		2,555,548

Medical-Outpatient/Home Medical — 0.8%
Amedisys, Inc.†	6,006	766,666
Chemed Corp.	2,836	1,393,582
LHC Group, Inc.†	5,834	967,569

		3,127,817

Metal Processors & Fabrication — 0.4%
Crane Co.	9,196	884,931
Timken Co.	12,717	733,008

		1,617,939

Metal Products-Distribution — 0.1%
Worthington Industries, Inc.	6,005	285,658

Metal-Aluminum — 0.6%
Alcoa Corp.	33,914	2,299,369

Motorcycle/Motor Scooter — 0.3%
Harley-Davidson, Inc.	28,347	1,033,248

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	9,178	391,350

Networking Products — 0.1%
Calix, Inc.†	10,101	403,131

Office Automation & Equipment — 0.1%
Xerox Holdings Corp.	22,610	393,414

Oil Companies-Exploration & Production — 1.6%
CNX Resources Corp.†	37,302	766,556
EQT Corp.	55,416	2,202,786
Matador Resources Co.	20,318	991,925
PDC Energy, Inc.	17,939	1,251,066
Range Resources Corp.†	46,016	1,377,719

		6,590,052

Oil Companies-Integrated — 0.3%
Murphy Oil Corp.	26,747	1,018,526

Oil Field Machinery & Equipment — 0.3%
NOV, Inc.	72,336	1,311,452

Oil Refining & Marketing — 0.3%
Hf Sinclair Corp Common Stock†	27,540	1,047,071

Oil-Field Services — 0.2%
ChampionX Corp.	37,225	785,448

Optical Supplies — 0.1%
STAAR Surgical Co.†	8,769	500,622

Pastoral & Agricultural — 0.5%
Darling Ingredients, Inc.†	29,808	2,187,609

Pharmacy Services — 0.2%
Option Care Health, Inc.†	25,515	762,388

Physical Therapy/Rehabilitation Centers — 0.3%
Encompass Health Corp.	18,328	1,261,516

Pipelines — 1.3%
Antero Midstream Corp.	59,816	614,310
DT Midstream, Inc.	17,820	957,825
Equitrans Midstream Corp.	74,894	588,667
Targa Resources Corp.	42,180	3,096,434

		5,257,236

Poultry — 0.2%
Pilgrim’s Pride Corp.†	8,978	254,526
Sanderson Farms, Inc.	3,908	740,058

		994,584

Publishing-Newspapers — 0.5%
New York Times Co., Class A	30,782	1,179,566
TEGNA, Inc.	40,764	898,846

		2,078,412

Racetracks — 0.3%
Churchill Downs, Inc.	6,341	1,286,843

Real Estate Investment Trusts — 8.9%
American Campus Communities, Inc.	25,635	1,657,815
Apartment Income REIT Corp.	28,919	1,421,947
Brixmor Property Group, Inc.	54,868	1,392,550
Corporate Office Properties Trust	20,692	552,269
Cousins Properties, Inc.	27,391	983,337
Douglas Emmett, Inc.	32,327	952,353
EastGroup Properties, Inc.	7,495	1,405,313
EPR Properties	13,780	723,726
First Industrial Realty Trust, Inc.	24,002	1,392,116
Healthcare Realty Trust, Inc.	27,180	736,034
Highwoods Properties, Inc.	19,323	789,151
Hudson Pacific Properties, Inc.	28,089	653,912
JBG SMITH Properties	21,030	554,351
Kilroy Realty Corp.	19,351	1,354,570
Kite Realty Group Trust	40,346	899,716
Lamar Advertising Co., Class A	15,994	1,765,898
Life Storage, Inc.	15,110	2,001,924
Macerich Co.	39,245	492,525
Medical Properties Trust, Inc.	109,943	2,021,852
National Retail Properties, Inc.	32,355	1,418,443
National Storage Affiliates Trust	15,095	854,377
Omega Healthcare Investors, Inc.	44,023	1,121,706
Park Hotels & Resorts, Inc.	43,563	858,627
Pebblebrook Hotel Trust	24,203	591,037
Physicians Realty Trust	40,581	695,558
PotlatchDeltic Corp.	12,723	704,727
PS Business Parks, Inc.	3,705	693,576
Rayonier, Inc.	26,780	1,156,896
Rexford Industrial Realty, Inc.	29,523	2,303,975
Sabra Health Care REIT, Inc.	42,126	492,032
SL Green Realty Corp.	11,809	817,419
Spirit Realty Capital, Inc.	23,524	1,022,118
STORE Capital Corp.	45,208	1,285,263

		35,767,113

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.†	9,297	2,033,533

Recreational Vehicles — 0.5%
Brunswick Corp.	14,202	1,073,813
Polaris, Inc.	10,508	997,630

		2,071,443

Rental Auto/Equipment — 0.5%
Avis Budget Group, Inc.†	7,383	1,976,208

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	7,847	1,171,793
Six Flags Entertainment Corp.†	14,256	545,577

		1,717,370

Retail-Apparel/Shoe — 0.5%
American Eagle Outfitters, Inc.	28,267	427,114
Foot Locker, Inc.	16,086	471,481
Gap, Inc.	39,209	486,976
Victoria’s Secret & Co.†	13,383	630,607

		2,016,178

Retail-Automobile — 0.6%
AutoNation, Inc.†	7,365	853,677
Lithia Motors, Inc.	5,578	1,579,299

		2,432,976

Retail-Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	8,683	719,473

Retail-Convenience Store — 0.3%
Casey’s General Stores, Inc.	6,836	1,376,087

Retail-Discount — 0.5%
BJ’s Wholesale Club Holdings, Inc.†	25,047	1,611,774
Ollie’s Bargain Outlet Holdings, Inc.†	10,815	519,661

		2,131,435

Retail-Home Furnishings — 0.7%
RH†	3,204	1,076,929
Williams-Sonoma, Inc.	13,440	1,753,651

		2,830,580

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	20,544	527,981

Retail-Misc./Diversified — 0.8%
Five Below, Inc.†	10,321	1,621,429
GameStop Corp., Class A†	11,393	1,424,923

		3,046,352

Retail-Pawn Shops — 0.1%
FirstCash Holdings, Inc.	7,413	591,409

Retail-Petroleum Products — 0.2%
Murphy USA, Inc.	4,226	987,194

Retail-Regional Department Stores — 0.7%
Kohl’s Corp.	25,635	1,483,754
Macy’s, Inc.	55,130	1,332,492

		2,816,246

Retail-Restaurants — 0.8%
Cracker Barrel Old Country Store, Inc.	4,333	480,920
Papa John’s International, Inc.	5,962	542,840
Texas Roadhouse, Inc.	12,830	1,056,294
Wendy’s Co.	32,516	642,516
Wingstop, Inc.	5,494	504,129

		3,226,699

Retail-Sporting Goods — 0.3%
Dick’s Sporting Goods, Inc.	11,589	1,117,411

Rubber-Tires — 0.2%
Goodyear Tire & Rubber Co.†	51,761	689,457

Satellite Telecom — 0.2%
Iridium Communications, Inc.†	24,354	869,681

Savings & Loans/Thrifts — 0.3%
New York Community Bancorp, Inc.	85,664	791,535
Washington Federal, Inc.	12,015	365,617

		1,157,152

Schools — 0.3%
Graham Holdings Co., Class B	735	435,392
Grand Canyon Education, Inc.†	7,299	700,485

		1,135,877

Security Services — 0.1%
Brink’s Co.	9,055	533,792

Semiconductor Components-Integrated Circuits — 0.4%
Cirrus Logic, Inc.†	10,552	799,842
Power Integrations, Inc.	10,898	871,840

		1,671,682

Semiconductor Equipment — 0.8%
Azenta, Inc.	13,801	1,034,523
CMC Materials, Inc.	5,265	941,961
MKS Instruments, Inc.	10,216	1,164,420

		3,140,904

Software Tools — 0.1%
Digital Turbine, Inc.†	16,254	514,439

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	3,910	972,847

Steel-Producers — 2.5%
Cleveland-Cliffs, Inc.†	88,078	2,245,108
Commercial Metals Co.	22,379	917,539
Reliance Steel & Aluminum Co.	11,542	2,288,202
Steel Dynamics, Inc.	34,730	2,978,098
United States Steel Corp.	48,068	1,465,593

		9,894,540

Telecommunication Equipment — 0.4%
Ciena Corp.†	28,532	1,574,110

Television — 0.1%
World Wrestling Entertainment, Inc., Class A	8,062	470,740

Therapeutics — 0.4%
Neurocrine Biosciences, Inc.†	17,476	1,573,364

Tools-Hand Held — 0.2%
MSA Safety, Inc.	6,717	810,675

Toys — 0.4%
Mattel, Inc.†	64,539	1,568,943

Transport-Equipment & Leasing — 0.2%
GATX Corp.	6,540	676,171

Transport-Marine — 0.2%
Kirby Corp.†	11,073	721,960

Transport-Services — 0.2%
Ryder System, Inc.	9,891	691,381

Transport-Truck — 1.2%
Knight-Swift Transportation Holdings, Inc.	30,572	1,464,093
Landstar System, Inc.	6,944	1,075,626
Saia, Inc.†	4,852	999,318

Werner Enterprises, Inc.	11,029	437,079
XPO Logistics, Inc.†	18,173	977,526

		4,953,642

Vitamins & Nutrition Products — 0.1%
BellRing Brands, Inc.†	20,570	440,815

Water — 0.5%
Essential Utilities, Inc.	42,369	1,896,436

Wire & Cable Products — 0.1%
Belden, Inc.	8,271	427,032

Wireless Equipment — 0.1%
ViaSat, Inc.†	13,704	504,444

Total Common Stocks (cost $345,782,169)		394,802,960

EXCHANGE-TRADED FUNDS — 2.3%
SPDR S&P MidCap 400 Trust ETF (cost $9,909,299)	20,100	9,162,183

Total Long-Term Investment Securities (cost $355,691,468)		403,965,143

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.04% due 05/19/2022(1)	$765,000	764,922
0.07% due 06/16/2022(1)	920,000	919,488
0.07% due 08/11/2022(1)	200,000	199,460

Total Short-Term Investment Securities (cost $1,884,864)		1,883,870

REPURCHASE AGREEMENTS — 5.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $21,379,000 and collateralized by $25,800,200 of United States Treasury Bonds, bearing interest at 2.00% due 11/15/2041 and having an approximate value of $21,806,588 (cost $21,379,000)	21,379,000	21,379,000

TOTAL INVESTMENTS (cost $378,955,332)	105.8%	427,228,013
Liabilities in excess of other assets	(5.8)	(23,262,870)

NET ASSETS	100.0%	$403,965,143

†	Non-income producing security
(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ETF — Exchange-Traded Fund

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
88	Long	S&P 400 E-Mini Index	June 2022	$22,809,536	$21,956,880	$(852,656)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$394,802,960	$—	$—	$394,802,960
Exchanged-Traded Funds	9,162,183	—	—	9,162,183
Short-Term Investment Securities	—	1,883,870	—	1,883,870
Repurchase Agreements	—	21,379,000	—	21,379,000

Total Investments at Value	$403,965,143	$23,262,870	$—	$427,228,013

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$852,656	$—	$—	$852,656

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Morgan Stanley International Equities Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares	Value (Note 1)
COMMON STOCKS — 98.1%
Australia — 0.6%
Aristocrat Leisure, Ltd.	101,533	$2,346,860

Belgium — 0.5%
KBC Group NV	27,464	1,870,606

Bermuda — 0.9%
Hiscox, Ltd.	274,478	3,249,937

Canada — 5.9%
Barrick Gold Corp.	411,755	9,182,875
Cameco Corp.	47,937	1,237,746
Constellation Software, Inc.	7,488	11,785,127

		22,205,748

Cayman Islands — 2.4%
Minth Group, Ltd.	748,200	1,764,307
Tencent Holdings, Ltd.	156,000	7,317,240

		9,081,547

Denmark — 2.1%
Carlsberg A/S, Class B	34,057	4,310,774
Tryg A/S	148,369	3,516,843

		7,827,617

France — 17.2%
AXA SA	245,753	6,506,476
L’Oreal SA	12,708	4,623,179
Legrand SA	53,966	4,763,699
LVMH Moet Hennessy Louis Vuitton SE	14,093	9,018,050
Pernod Ricard SA	21,571	4,444,378
Safran SA	73,425	7,814,442
Sanofi	119,143	12,539,927
Teleperformance	10,632	3,801,378
Thales SA	46,848	6,001,267
Worldline SA†*	142,422	5,582,310

		65,095,106

Germany — 16.0%
adidas AG	23,285	4,742,649
Deutsche Boerse AG	47,096	8,254,663
Deutsche Post AG	179,165	7,734,110
Fresenius SE & Co. KGaA	235,216	8,386,123
Henkel AG & Co. KGaA (Preference Shares)	66,520	4,301,017
Infineon Technologies AG	164,099	4,747,442
Knorr-Bremse AG	62,909	4,532,826
MTU Aero Engines AG	31,965	6,464,531
SAP SE	111,726	11,523,760

		60,687,121

Hong Kong — 2.4%
AIA Group, Ltd.	935,800	9,142,688

Italy — 1.9%
Moncler SpA	140,429	7,293,894

Japan — 6.1%
FANUC Corp.	22,126	3,422,129
Hoya Corp.	32,446	3,232,571
Keyence Corp.	5,358	2,161,719
Kirin Holdings Co., Ltd.	460,290	6,759,526
Shiseido Co., Ltd.	157,100	7,403,449

		22,979,394

Jersey — 0.9%
Experian PLC	94,365	3,270,833

Netherlands — 3.0%
Heineken NV	91,988	8,971,869
QIAGEN NV†	48,481	2,241,271

		11,213,140

Norway — 0.9%
Mowi ASA	123,644	3,505,566

Singapore — 2.0%
DBS Group Holdings, Ltd.	312,800	7,576,384

South Korea — 1.4%
Samsung Electronics Co., Ltd.	101,702	5,403,846

Spain — 1.3%
Grifols SA	290,336	4,830,704

Sweden — 4.2%
Atlas Copco AB, Class A	85,695	3,880,768
Epiroc AB, Class A	214,579	4,363,896
Hexagon AB, Class B	237,517	3,071,032
Svenska Handelsbanken AB, Class A	468,732	4,724,954

		16,040,650

Switzerland — 6.5%
Alcon, Inc.	26,691	1,893,721
Novartis AG	74,126	6,557,736
Roche Holding AG	29,417	10,895,076
UBS Group AG	309,913	5,243,242

		24,589,775

Taiwan — 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	97,869	9,094,966

United Kingdom — 19.5%
Associated British Foods PLC	382,611	7,626,065
AstraZeneca PLC	46,242	6,142,874
British American Tobacco PLC	147,942	6,234,731
Imperial Brands PLC	334,795	6,988,917
Legal & General Group PLC	1,169,626	3,637,264
M&G PLC	870,964	2,332,782
Prudential PLC	675,145	8,392,361
Reckitt Benckiser Group PLC	175,114	13,660,939
RELX PLC (LSE)	144,963	4,329,383
RELX PLC (XAMS)	165,302	4,928,168
Shell PLC (LSE)	229,160	6,202,474
St James’s Place PLC	196,645	3,136,859

		73,612,817

TOTAL INVESTMENTS (cost $367,786,364)	98.1%	370,919,199
Other assets less liabilities	1.9	7,049,844

NET ASSETS	100.0%	$377,969,043

†	Non-income producing security

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $5,582,310 representing 1.5% of net assets.

ADR — American Depositary Receipt

LSE — London Stock Exchange

XAMS — Euronext Stock Exchange, Amsterdam

Industry Allocation*
Medical-Drugs	10.8%
Insurance-Life/Health	6.2
Enterprise Software/Service	6.1
Brewery	5.4
Soap & Cleaning Preparation	4.7
Banks-Commercial	3.7
Tobacco	3.6
Insurance-Property/Casualty	3.5
Cosmetics & Toiletries	3.2
Electronic Components-Semiconductors	2.7
Commercial Services	2.5
Gold Mining	2.5
Semiconductor Components-Integrated Circuits	2.4
Textile-Apparel	2.4
Commercial Services-Finance	2.4
Dialysis Centers	2.2
Finance-Other Services	2.2
Aerospace/Defense-Equipment	2.1
Transport-Services	2.0
Food-Misc./Diversified	2.0
Internet Content-Information/News	1.9
Retail-Apparel/Shoe	1.9
Machinery-General Industrial	1.8
Aerospace/Defense	1.7
Oil Companies-Integrated	1.6
Electronics-Military	1.6
Industrial Automated/Robotic	1.5
Diversified Banking Institutions	1.4
Athletic Footwear	1.3
Electric Products-Misc.	1.2
Miscellaneous Manufacturing	1.2
Beverages-Wine/Spirits	1.2
Machinery-Construction & Mining	1.2
Computer Services	1.0
Fisheries	0.9
Electronic Components-Misc.	0.8
Investment Management/Advisor Services	0.8
Casino Services	0.6
Diagnostic Kits	0.6
Medical Instruments	0.5
Auto/Truck Parts & Equipment-Original	0.5
Non-Ferrous Metals	0.3

98.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$31,300,714	$339,618,485	**	$—	$370,919,199

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO RAE International Value Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 99.0%
Australia — 6.4%
AGL Energy, Ltd.	977,737	$5,955,447
AMP, Ltd.†	1,003,813	808,378
Ampol, Ltd.	26,537	620,767
Aurizon Holdings, Ltd.	343,629	974,334
Australia & New Zealand Banking Group, Ltd.	8,922	169,348
Bendigo & Adelaide Bank, Ltd.	36,415	270,201
BHP Group, Ltd. (ASX)	67,730	2,276,460
BHP Group, Ltd. (LSE)	33,272	1,118,658
BlueScope Steel, Ltd.	32,503	460,787
Brambles, Ltd.	27,409	202,401
Coles Group, Ltd.	60,911	797,677
Crown Resorts, Ltd.†	83,857	761,056
Downer EDI, Ltd.	78,672	304,363
Endeavour Group, Ltd.	33,369	183,396
Lendlease Corp., Ltd.	16,313	139,347
Medibank Private, Ltd.	312,761	700,362
Orica, Ltd.	19,607	224,853
Qantas Airways, Ltd.†	92,482	356,699
QBE Insurance Group, Ltd.	20,527	175,819
Rio Tinto, Ltd.	87,992	6,974,629
Sims, Ltd.	63,324	916,024
Stockland	175,228	504,770
Suncorp Group, Ltd.	485,265	3,891,069
Telstra Corp., Ltd.	1,396,480	3,956,821
Vicinity Centres	298,530	389,151
Wesfarmers, Ltd.	33,527	1,156,360
Woodside Petroleum, Ltd.	18,209	395,766
Woolworths Group, Ltd.	52,598	1,420,693

		36,105,636

Austria — 0.5%
Lenzing AG	2,580	233,466
Vienna Insurance Group AG Wiener Versicherung Gruppe	14,089	347,226
voestalpine AG	85,980	2,242,158

		2,822,850

Belgium — 0.6%
Bekaert NV	4,013	148,116
bpost SA†	13,656	82,779
Etablissements Franz Colruyt NV	22,049	811,036
Proximus SADP	84,713	1,477,299
UCB SA	10,181	1,158,601

		3,677,831

Bermuda — 0.5%
First Pacific Co., Ltd.	360,000	144,792
Hongkong Land Holdings, Ltd.	94,300	438,999
Hopson Development Holdings, Ltd.	73,347	139,815
Kerry Properties, Ltd.	388,000	1,043,310
Skyworth Group, Ltd.†	1,176,000	615,674
Yue Yuen Industrial Holdings, Ltd.†	384,000	564,161

		2,946,751

Canada — 5.3%
Air Canada†	37,457	656,041
Atco, Ltd., Class I	43,551	1,551,652
Canadian Tire Corp., Ltd., Class A	7,191	990,501
Canadian Utilities, Ltd., Class A	13,768	413,903
Celestica, Inc.†	88,600	995,901
CI Financial Corp.	43,620	568,742
Crescent Point Energy Corp.	372,032	2,577,422
George Weston, Ltd.	3,751	466,652
Gildan Activewear, Inc.	15,145	513,184
Great-West Lifeco, Inc.	13,336	367,904
H&R Real Estate Investment Trust	100,519	999,987
IGM Financial, Inc.	4,978	157,751
Magna International, Inc.	196,109	11,818,595
Onex Corp.	4,681	281,264
Power Corp. of Canada	56,630	1,666,301
Primaris REIT	25,129	270,333
RioCan Real Estate Investment Trust	9,207	172,006
Sun Life Financial, Inc.	8,322	414,011
Suncor Energy, Inc.	51,945	1,867,295
Teck Resources, Ltd., Class B	14,300	564,141
TFI International, Inc.	1,047	84,223
Thomson Reuters Corp.	15,503	1,549,998
Vermilion Energy, Inc.	53,311	1,038,706

		29,986,513

Cayman Islands — 0.6%
Chow Tai Fook Jewellery Group, Ltd.	64,800	108,195
CK Asset Holdings, Ltd.	28,000	189,556
CK Hutchison Holdings, Ltd.	71,500	500,568
Kingboard Holdings, Ltd.	294,500	1,323,547
Kingboard Laminates Holdings, Ltd.	408,500	627,477
Lee & Man Paper Manufacturing, Ltd.	339,000	161,706
Sands China, Ltd.†	62,000	136,118
Shimao Property Holdings, Ltd.	203,500	114,626
Wharf Real Estate Investment Co., Ltd.	24,000	112,546

		3,274,339

Denmark — 0.6%
Carlsberg A/S, Class B	3,283	415,547
ISS A/S†	165,466	2,701,132
Novo Nordisk A/S, Class B	1,816	207,700

		3,324,379

Finland — 0.9%
Nokia Oyj	50,784	258,431
Nordea Bank Abp	414,682	4,130,326
Outokumpu Oyj	18,744	91,198
UPM-Kymmene Oyj	10,383	356,649
Wartsila Oyj Abp	34,239	273,343

		5,109,947

France — 4.5%
AXA SA	93,225	2,468,195
Bollore SE	32,727	151,977
Capgemini SE	413	84,015
Carrefour SA	129,926	2,754,204

Casino Guichard Perrachon SA†	35,912	631,668
Cie de Saint-Gobain	45,788	2,664,562
Cie Generale des Etablissements Michelin SCA	5,447	673,382
CNP Assurances	8,595	189,235
Eiffage SA	4,470	438,491
Engie SA	229,183	2,692,171
Orange SA	161,211	1,920,051
Renault SA†	34,237	829,789
Sanofi	25,393	2,672,640
Schneider Electric SE	13,111	1,867,322
TotalEnergies SE	31,146	1,534,613
Valeo	175,783	3,169,844
Veolia Environnement SA	34,999	1,008,759

		25,750,918

Germany — 3.8%
BASF SE	27,516	1,462,683
Bayerische Motoren Werke AG	32,409	2,683,426
Continental AG	5,422	377,512
Daimler Truck Holding AG†	30,967	836,729
Deutsche Post AG	35,513	1,533,008
Evonik Industries AG	45,329	1,198,676
Henkel AG & Co. KGaA (Preference Shares)	1,409	91,102
Mercedes-Benz Group AG	78,569	5,559,941
METRO AG†	228,043	2,005,210
Muenchener Rueckversicherungs-Gesellschaft AG	6,231	1,491,016
Schaeffler AG (Preference Shares)	146,641	790,955
Talanx AG	9,481	399,772
TUI AG†	394,917	1,143,360
Uniper SE	66,802	1,728,570

		21,301,960

Hong Kong — 0.8%
Hang Lung Group, Ltd.	95,000	185,313
Henderson Land Development Co., Ltd.	31,000	124,987
Hysan Development Co., Ltd.	28,000	81,956
MTR Corp., Ltd.	19,500	103,493
New World Development Co., Ltd.	54,000	206,491
PCCW, Ltd.	114,000	64,642
Sun Hung Kai Properties, Ltd.	13,000	149,775
Swire Pacific, Ltd., Class A	368,000	2,097,151
Wharf Holdings, Ltd.	525,000	1,528,377

		4,542,185

Ireland — 0.1%
Bank of Ireland Group PLC†	139,350	842,145

Israel — 1.7%
Bank Hapoalim BM	42,202	390,717
Bank Leumi Le-Israel BM	15,760	165,305
Bezeq The Israeli Telecommunication Corp., Ltd.†	1,553,042	2,464,256
Delek Group, Ltd.†	4,686	775,344
Gazit-Globe, Ltd.	41,985	396,007
ICL Group, Ltd.	16,975	188,200
Israel Corp., Ltd.†	3,033	1,719,659
Oil Refineries, Ltd.	1,488,628	664,134
Paz Oil Co., Ltd.†	3,973	616,686
Teva Pharmaceutical Industries, Ltd. ADR†	266,345	2,319,865

		9,700,173

Italy — 3.3%
A2A SpA	322,121	549,096
Assicurazioni Generali SpA	103,091	1,945,546
Banca Monte dei Paschi di Siena SpA†	358,236	301,812
Enel SpA	610,154	3,943,464
Eni SpA	457,133	6,414,498
Intesa Sanpaolo SpA	1,299,510	2,613,367
Leonardo SpA†	41,613	430,144
Saras SpA†	662,801	618,635
Telecom Italia SpA	3,832,688	1,111,150
Unipol Gruppo SpA	88,049	476,038
UnipolSai Assicurazioni SpA	54,883	153,643

		18,557,393

Japan — 27.9%
AGC, Inc.	9,200	345,533
Ajinomoto Co., Inc.	34,800	905,797
Alps Alpine Co., Ltd.	179,400	1,578,853
Amada Co., Ltd.	33,100	257,610
ANA Holdings, Inc.†	17,000	320,301
Bridgestone Corp.	130,700	4,783,771
Brother Industries, Ltd.	26,200	455,431
Canon Marketing Japan, Inc.	8,800	191,163
Canon, Inc.	307,600	7,068,058
Casio Computer Co., Ltd.	20,100	206,291
Chiba Bank, Ltd.	22,000	126,463
Chubu Electric Power Co., Inc.	106,000	1,070,978
Citizen Watch Co., Ltd.	148,100	563,294
Concordia Financial Group, Ltd.	100,000	363,614
Cosmo Energy Holdings Co., Ltd.	7,200	178,258
Credit Saison Co., Ltd.	17,100	191,747
Dai Nippon Printing Co., Ltd.	99,100	2,070,914
Daicel Corp.	120,900	736,515
Daito Trust Construction Co., Ltd.	58,800	5,659,425
Dentsu Group, Inc.	5,100	184,331
DIC Corp.	14,200	269,997
East Japan Railway Co.	7,300	382,681
Ebara Corp.	7,500	346,428
Edion Corp.	75,800	682,575
Eisai Co., Ltd.	7,900	344,089
Electric Power Development Co., Ltd.	65,700	903,873
ENEOS Holdings, Inc.	25,400	89,039
Exedy Corp.	21,400	255,333
FUJIFILM Holdings Corp.	35,900	1,982,754
Fujikura, Ltd.	137,400	654,166
Fujitsu, Ltd.	41,300	5,838,862
Furukawa Electric Co., Ltd.	36,900	600,756
GS Yuasa Corp.	24,400	424,533
H2O Retailing Corp.	95,500	621,909
Hanwa Co., Ltd.	10,000	244,766
Hino Motors, Ltd.	89,600	463,507
Hokkaido Electric Power Co., Inc.	81,200	301,997
Hokuriku Electric Power Co.	56,700	225,218
Inabata & Co., Ltd.	14,000	228,941
Isetan Mitsukoshi Holdings, Ltd.	67,800	501,768
Isuzu Motors, Ltd.	354,300	4,126,017
Itoham Yonekyu Holdings, Inc.	69,000	349,288
Izumi Co., Ltd.	4,700	101,322
Japan Airlines Co., Ltd.†	204,100	3,370,476
Japan Post Holdings Co., Ltd.	2,165,000	15,171,371
Japan Post Insurance Co., Ltd.	16,800	272,281
Japan Tobacco, Inc.	51,700	884,481
JFE Holdings, Inc.	36,000	443,218

JSR Corp.	15,600	425,329
JTEKT Corp.	30,500	212,314
K’s Holdings Corp.†	55,300	548,759
Kajima Corp.	24,700	275,398
Kaneka Corp.	14,600	390,867
Kewpie Corp.	9,500	160,753
Komatsu, Ltd.	1,500	33,651
Konica Minolta, Inc.	68,500	239,080
Mazda Motor Corp.	357,600	2,549,863
Medipal Holdings Corp.	77,600	1,271,225
Mitsubishi Chemical Holdings Corp.	219,700	1,343,341
Mitsubishi Electric Corp.	128,800	1,353,811
Mitsubishi Gas Chemical Co., Inc.	10,700	157,252
Mitsubishi Heavy Industries, Ltd.	41,900	1,433,597
Mitsubishi Materials Corp.	20,300	317,938
Mitsui Chemicals, Inc.	35,500	811,154
Mixi, Inc.	47,400	817,021
MS&AD Insurance Group Holdings, Inc.	174,500	5,214,807
NEC Corp.	8,400	325,676
NH Foods, Ltd.	4,500	142,607
NHK Spring Co., Ltd.	18,700	120,931
Nikon Corp.	148,500	1,676,823
Nippon Electric Glass Co., Ltd.	35,300	713,422
Nippon Express Holdings, Inc.	4,300	250,430
Nippon Light Metal Holdings Co., Ltd.	18,500	238,017
Nippon Paper Industries Co., Ltd.	10,700	85,020
Nippon Steel Corp.	57,000	908,387
Nippon Steel Trading Corp.	8,900	363,404
Nippon Telegraph & Telephone Corp.	373,000	11,018,844
Nissan Motor Co., Ltd.†	1,343,800	5,329,161
Nitto Denko Corp.	68,000	4,565,905
Nomura Real Estate Holdings, Inc.	66,600	1,614,969
NTN Corp.†	162,500	259,440
Obayashi Corp.	32,300	222,572
Omron Corp.	12,000	711,017
ORIX Corp.	97,300	1,774,985
Panasonic Holdings Corp.	1,112,300	9,914,146
Persol Holdings Co., Ltd.	41,000	815,481
Pola Orbis Holdings, Inc.	20,400	235,828
Ricoh Co., Ltd.	401,400	2,934,421
Rohm Co., Ltd.	3,900	274,534
SCREEN Holdings Co., Ltd.	2,600	212,995
Secom Co., Ltd.	1,100	77,601
Sega Sammy Holdings, Inc.	42,700	758,194
Seibu Holdings, Inc.	38,900	387,285
Seiko Epson Corp.	148,900	2,079,209
Sekisui House, Ltd.	82,500	1,422,841
Seven & i Holdings Co., Ltd.	10,600	466,560
Shikoku Electric Power Co., Inc.	46,000	265,197
Shimamura Co., Ltd.	12,300	1,090,753
Shimizu Corp.	67,300	353,504
Shionogi & Co., Ltd.	15,300	855,228
Sojitz Corp.	23,760	363,155
Sompo Holdings, Inc.	69,700	2,842,233
Subaru Corp.	50,200	755,239
Sumitomo Electric Industries, Ltd.	70,000	751,532
Sumitomo Forestry Co., Ltd.	7,100	109,004
Sumitomo Mitsui Trust Holdings, Inc.	5,200	161,090
Sumitomo Rubber Industries, Ltd.	28,700	248,382
Suzuken Co., Ltd.	20,100	595,345
Suzuki Motor Corp.	31,600	947,829
T&D Holdings, Inc.	31,000	397,861
Taiheiyo Cement Corp.	7,400	119,712
Taisei Corp.	4,700	127,444
TDK Corp.	23,500	734,045
Tohoku Electric Power Co., Inc.	82,500	458,674
Tokai Rika Co., Ltd.	18,400	193,544
Tokio Marine Holdings, Inc.	7,800	420,925
Tokyo Electric Power Co. Holdings, Inc.†	492,900	1,699,444
Tokyo Electron, Ltd.	6,400	2,714,969
Toppan, Inc.	39,800	658,254
Toray Industries, Inc.	335,000	1,593,146
Toshiba Corp.	21,100	881,639
Toyo Seikan Group Holdings, Ltd.	93,400	1,011,853
Toyota Tsusho Corp.	17,700	637,798
TS Tech Co., Ltd.	23,500	242,948
Ube Industries, Ltd.	23,800	371,247
United Super Markets Holdings, Inc.	37,600	316,568
West Japan Railway Co.	9,300	346,250
Yamato Holdings Co., Ltd.	28,500	534,552
Yamazaki Baking Co., Ltd.	19,100	236,551
Zeon Corp.	20,000	214,145

		158,046,918

Jersey — 1.6%
Ferguson PLC	9,841	1,241,083
Glencore PLC	458,604	2,826,905
WPP PLC	393,823	4,884,687

		8,952,675

Luxembourg — 2.6%
ArcelorMittal SA	468,918	13,688,381
Millicom International Cellular SA SDR†	4,837	108,083
RTL Group SA	9,549	498,421
Subsea 7 SA	54,177	444,827

		14,739,712

Netherlands — 7.4%
Aegon NV	173,303	896,529
AerCap Holdings NV†	19,813	925,465
Akzo Nobel NV	36,973	3,190,024
ING Groep NV	61,131	572,076
Koninklijke Ahold Delhaize NV	665,749	19,666,304
Koninklijke DSM NV	1,069	179,047
Koninklijke KPN NV	279,837	967,869
Koninklijke Philips NV	20,103	527,381
Randstad NV	69,790	3,690,424
Signify NV*	120,753	5,098,579
Stellantis NV	418,038	5,569,200
VEON, Ltd. ADR†	1,251,845	846,873

		42,129,771

New Zealand — 0.5%
Air New Zealand, Ltd.†	333,661	188,302
Contact Energy, Ltd.	80,653	423,747

Fletcher Building, Ltd.	442,473	1,754,432
Spark New Zealand, Ltd.	166,370	526,600

		2,893,081

Norway — 0.7%
Atea ASA	19,822	236,012
DNB Bank ASA	2,969	57,958
Equinor ASA	64,425	2,195,459
Norsk Hydro ASA	85,416	720,059
Telenor ASA	41,587	586,796
Yara International ASA	1,932	98,258

		3,894,542

Portugal — 0.4%
EDP - Energias de Portugal SA	342,673	1,595,379
Portucel Empresa Produtora de Pasta e Papel SA†	157,821	645,283
Sonae SGPS SA	108,805	116,929

		2,357,591

Singapore — 0.3%
ComfortDelGro Corp., Ltd.	481,400	506,990
Hutchison Port Holdings Trust	1,191,000	284,455
Sembcorp Industries, Ltd.	118,000	249,656
Singapore Telecommunications, Ltd.	263,000	522,749

		1,563,850

Spain — 5.7%
ACS Actividades de Construccion y Servicios SA	22,533	575,401
Banco Bilbao Vizcaya Argentaria SA	117,619	618,905
Banco de Sabadell SA	4,062,513	3,101,421
Banco Santander SA	937,920	2,748,373
Endesa SA	60,901	1,280,904
Mapfre SA	538,522	983,481
Naturgy Energy Group SA	145,343	4,354,668
Repsol SA	58,474	877,370
Telefonica SA	3,714,785	18,075,745

		32,616,268

SupraNational — 1.1%
Unibail-Rodamco-Westfield†	90,681	6,505,148

Sweden — 0.6%
Electrolux AB, Class B	16,883	257,627
Hennes & Mauritz AB, Class B	119,791	1,506,845
JM AB	6,163	142,709
Skanska AB, Class B	21,362	407,302
Swedbank AB, Class A	56,476	891,188
Telefonaktiebolaget LM Ericsson, Class B	7,344	58,973
Telia Co. AB	74,876	310,152

		3,574,796

Switzerland — 8.0%
ABB, Ltd.	60,282	1,805,763
Adecco Group AG	89,666	3,469,828
Holcim, Ltd.	9,744	476,574
Nestle SA	122,240	15,781,853
Novartis AG	38,721	3,425,547
Roche Holding AG	13,875	5,138,837
Swatch Group AG	16,326	4,215,992
Swiss Life Holding AG	2,702	1,576,594
Swiss Re AG	17,159	1,407,225
Swisscom AG	1,171	693,535
TE Connectivity, Ltd.	4,917	613,543
UBS Group AG	160,169	2,709,808
Zurich Insurance Group AG	8,324	3,786,062

		45,101,161

United Kingdom — 12.6%
Abrdn PLC	149,598	348,422
Associated British Foods PLC	6,447	128,499
Aviva PLC	379,248	2,036,209
Barratt Developments PLC	45,116	276,228
Berkeley Group Holdings PLC	5,290	268,597
British American Tobacco PLC	44,184	1,862,050
Centrica PLC†	9,099,851	8,982,244
Direct Line Insurance Group PLC	121,444	385,722
easyJet PLC†	9,870	67,761
Evraz PLC(1)	204,785	72,955
Imperial Brands PLC	68,176	1,423,189
Inchcape PLC	228,084	2,007,341
ITV PLC	46,968	43,421
Kingfisher PLC	434,622	1,366,194
M&G PLC	2,361,412	6,324,784
Marks & Spencer Group PLC†	1,190,455	2,041,282
Micro Focus International PLC	205,801	971,692
Mondi PLC	22,934	424,544
Pearson PLC	28,293	275,179
Persimmon PLC	6,383	166,472
Rio Tinto PLC	237,769	16,865,402
Royal Mail PLC	344,297	1,477,569
Shell PLC	664,175	17,976,645
Smith & Nephew PLC	11,873	192,088
SSE PLC	202,359	4,713,757
Taylor Wimpey PLC	128,900	202,428
Unilever PLC	11,378	528,486

		71,429,160

Total Long-Term Investment Securities (cost $607,456,642)		561,747,693

REPURCHASE AGREEMENTS — 0.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $405,000 and collateralized by $488,800 of United States Treasury Bonds, bearing interest at 2.00% due 11/15/2041 and having an approximate value of $413,139 (cost $405,000)	$405,000	405,000

TOTAL INVESTMENTS (cost $607,861,642)	99.1%	562,152,693
Other assets less liabilities	0.9	5,056,434

NET ASSETS	100.0%	$567,209,127

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $5,098,579 representing 0.9% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

ADR — American Depositary Receipt

ASX — Australian Securities Exchange

LSE — London Stock Exchange

SDR — Swedish Depositary Receipt

Industry Allocation*
Telephone-Integrated	6.4%
Insurance-Life/Health	6.2
Food-Retail	5.6
Oil Companies-Integrated	5.4
Metal-Diversified	4.8
Auto-Cars/Light Trucks	4.3
Electric-Integrated	3.6
Steel-Producers	3.3
Food-Misc./Diversified	3.0
Auto/Truck Parts & Equipment-Original	2.9
Office Automation & Equipment	2.6
Banks-Commercial	2.5
Medical-Drugs	2.5
Gas-Distribution	2.4
Insurance-Property/Casualty	1.9
Electric-Generation	1.9
Audio/Video Products	1.9
Chemicals-Diversified	1.8
Real Estate Investment Trusts	1.5
Human Resources	1.3
Insurance-Multi-line	1.3
Real Estate Operations & Development	1.2
Cellular Telecom	1.1
Computer Services	1.1
Rubber-Tires	1.0
Real Estate Management/Services	1.0
Diversified Banking Institutions	1.0
Auto-Heavy Duty Trucks	0.9
Lighting Products & Systems	0.9
Airlines	0.9
Advertising Agencies	0.9
Oil Companies-Exploration & Production	0.9
Retail-Jewelry	0.8
Distribution/Wholesale	0.8
Building & Construction Products-Misc.	0.8
Transport-Services	0.8
Tobacco	0.8
Electronic Components-Misc.	0.7
Diversified Minerals	0.7
Insurance-Reinsurance	0.7
Power Converter/Supply Equipment	0.6
Coatings/Paint	0.6
Machinery-Electrical	0.5
Printing-Commercial	0.5
Semiconductor Equipment	0.5
Building-Maintenance & Services	0.5
Finance-Leasing Companies	0.5
Diversified Operations	0.5
Retail-Apparel/Shoe	0.5
Transport-Rail	0.5
Oil Refining & Marketing	0.4
Retail-Building Products	0.4
Chemicals-Specialty	0.4
Medical-Generic Drugs	0.4
Building-Residential/Commercial	0.3
Telecom Services	0.3
Multimedia	0.3
Investment Management/Advisor Services	0.3
Medical-Wholesale Drug Distribution	0.3
Agricultural Chemicals	0.3
Building & Construction-Misc.	0.3
Photo Equipment & Supplies	0.3
Paper & Related Products	0.3
Chemicals-Other	0.3
Building-Heavy Construction	0.3
Wire & Cable Products	0.2
Retail-Consumer Electronics	0.2
Metal Processors & Fabrication	0.2
Travel Services	0.2
Retail-Regional Department Stores	0.2
Containers-Metal/Glass	0.2
Water	0.2
Retail-Discount	0.2
Enterprise Software/Service	0.2
Diversified Manufacturing Operations	0.2
Metal-Aluminum	0.1
Casino Hotels	0.1
Entertainment Software	0.1
Petrochemicals	0.1
Cosmetics & Toiletries	0.1
Casino Services	0.1
Chemicals-Plastics	0.1
Medical Products	0.1
Industrial Automated/Robotic	0.1
Medical-HMO	0.1
Electric Products-Misc.	0.1
Electronic Connectors	0.1
Building Products-Cement	0.1
Athletic Footwear	0.1
Television	0.1
Apparel Manufacturers	0.1
Oil-Field Services	0.1
Aerospace/Defense	0.1
Advanced Materials	0.1
Batteries/Battery Systems	0.1
Brewery	0.1
Repurchase Agreements	0.1
Food-Meat Products	0.1
Machinery-Pumps	0.1
Building Products-Doors & Windows	0.1
Warehousing & Harbor Transportation Services	0.1
Electronic Components-Semiconductors	0.1
Shipbuilding	0.1
E-Services/Consulting	0.1

99.1%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Cayman Islands	$—	$3,274,339	#	$—	$3,274,339
United Kingdom	—	71,356,205	**	72,955	71,429,160
Other Countries	41,197,407	445,846,787	**	—	487,044,194
Repurchase Agreements	—	405,000		—	405,000

Total Investments at Value	$41,197,407	$520,882,331		$72,955	$562,152,693

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $3,159,713 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PIMCO VCP Tactical Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description		Shares/ Principal Amount**	Value (Note 1)
ASSET BACKED SECURITIES — 8.3%
Diversified Financial Services — 8.3%
ALBA PLC FRS Series 2005-1, Class A3 0.31% (SONIA+3.09%) due 11/25/2042(1)	GBP	392,200	$477,939
American Home Mtg. Assets Trust FRS Series 2006-3, Class 3A11 0.79% (1 ML+0.12%) due 10/25/2046(1)		14,745	13,341
Anchorage Capital CLO, Ltd. FRS Series 2015-6A, Class ARR 2.09% (3 ML+1.05%) due 07/15/2030*(2)		500,000	498,449
Angel Oak Mtg. Trust VRS Series 2020-4, Class A1 1.47% due 06/25/2065*(1)(3)		255,132	249,747
Apidos CLO XV FRS Series 2013-15A, Class A1RR 2.07% (3 ML+1.01%) due 04/20/2031*(2)		250,000	248,063
Arbor Realty Commercial Real Estate Notes, Ltd. FRS Series 2022-FL1, Class A 1.72% (SOFR30A+1.45%) due 01/15/2037*		1,100,000	1,083,516
ARES L CLO, Ltd. FRS Series 2018-50A, Class AR 2.09% (3 ML+1.05%) due 01/15/2032*(2)		2,400,000	2,376,221
BAMLL Commercial Mtg. Securities Trust FRS Series 2019-RLJ, Class A 1.60% (1 ML+1.05%) due 04/15/2036*(4)		1,300,000	1,281,194
Banco La Hipotecaria SA Series 2016-1A, Class A 3.36% due 01/15/2046*(1)(5)		899,973	864,249
Barings CLO, Ltd. FRS Series 2013-IA, Class AR 1.86% (3 ML+0.80%) due 01/20/2028*(2)		226,083	224,471
Barings CLO, Ltd. FRS Series 2016-2A, Class AR2 2.13% (3 ML+1.07%) due 01/20/2032*(2)		450,000	447,420
BDS LLC FRS Series 2022-FL11, Class ATS 2.10% (TSFR1M+1.90%) due 03/19/2039*		1,000,000	999,997
Bear Stearns Asset Backed Securities I Trust FRS Series 2006-PC1, Class M2 1.30% (1 ML+0.63%) due 12/25/2035		84,650	84,516
Bear Stearns Asset Backed Securities I Trust FRS Series 2005-HE4, Class M2 1.63% (1 ML+0.96%) due 04/25/2035		18,118	18,100
Benefit Street Partners CLO VIII, Ltd. FRS Series 2015-8A, Class A1AR 2.16% (3 ML+1.10%) due 01/20/2031*(2)		600,000	596,550
Birch Grove CLO, Ltd. FRS Series 19A, Class AR 1.96% (3 ML+1.13%) due 06/15/2031*(2)		2,500,000	2,490,997
Bruegel DAC FRS Series 2021-1A, Class A 0.80% (3 ML EUR+0.80%) due 05/22/2031*(4)	EUR	1,869,930	1,958,941
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2015-4A, Class A1R 2.40% (3 ML+1.34%) due 07/20/2032*(2)		900,000	896,316
ChaseFlex Trust FRS Series 2007-2, Class A1 1.23% (1 ML+0.28%) due 05/25/2037(1)		543,356	533,311
CIFC Funding, Ltd. FRS Series 2017-4A, Class A1R 2.13% (3 ML+0.95%) due 10/24/2030*(2)		1,250,000	1,240,934
CIT Mtg. Loan Trust FRS Series 2007-1, Class 1A 2.02% (1 ML+1.35%) due 10/25/2037*		926,077	926,162
Citigroup Commercial Mtg. Trust Series 2019-SMRT, Class A 4.15% due 01/10/2036*(4)		2,400,000	2,415,363
Citigroup Mtg. Loan Trust, Inc. FRS Series 2007-AMC1, Class A1 0.83% (1 ML+0.16%) due 12/25/2036*		1,071,905	688,904
COMM Mtg. Trust VRS Series 2018-HOME, Class A 3.94% due 04/10/2033*(3)(4)		1,100,000	1,058,849
Countrywide Alternative Loan Trust FRS Series 2006-OA3, Class 2A1 1.09% (1 ML+0.42%) due 05/25/2036(1)		2,975,378	2,677,920
Countrywide Alternative Loan Trust Series 2005-J11, Class 1A15 5.50% due 11/25/2035(1)		115,020	79,498
Countrywide Alternative Loan Trust Series 2005-65CB, Class 2A6 6.00% due 12/25/2035(1)		161,034	137,322
Countrywide Alternative Loan Trust Series 2007-J1, Class 2A4 6.00% due 03/25/2037(1)		663,412	339,832
Countrywide Asset-Backed Certs. FRS Series 2006-26, Class 1A 0.81% (1 ML+0.14%) due 06/25/2037		165,979	155,204
Countrywide Asset-Backed Certs. FRS Series 2007-1, Class 2A3 0.81% (1 ML+0.14%) due 07/25/2037		75,526	74,211
Countrywide Asset-Backed Certs. FRS Series 2007-10, Class 2A4 0.92% (1 ML+0.25%) due 06/25/2047		677,420	657,884

Countrywide Asset-Backed Certs. FRS Series 2006-12, Class 1A 0.93% (1 ML+0.26%) due 12/25/2036		1,032,883	1,001,062
Credit Suisse Commercial Mtg. FRS Series 2021-SOP2, Class A 1.52% (1 ML+0.97%) due 06/15/2034*(4)		1,541,198	1,513,456
CSMC Trust VRS Series 2020-RPL5, Class A1 3.02% due 08/25/2060*(1)(3)		294,214	286,695
CWABS Asset-Backed Certs. Trust FRS Series 2005-3, Class MV7 2.62% (1 ML+1.95%) due 08/25/2035		1,100,000	1,093,124
DBUBS Mtg. Trust Series 2017-BRBK, Class A 3.45% due 10/10/2034*(4)		2,400,000	2,362,482
Elevation CLO, Ltd. FRS Series 2014-2A, Class A1R 2.27% (3 ML+1.23%) due 10/15/2029*(2)		431,708	430,300
Encore Credit Receivables Trust FRS Series 2005-1, Class M1 1.33% (1 ML+0.66%) due 07/25/2035		94,272	95,949
Eurosail PLC FRS Series 2006-4X, Class A3C 1.14% (3 ML GBP+0.16%) due 12/10/2044(1)	GBP	28,247	35,440
Eurosail PLC FRS Series 2007-3A, Class A3C 1.97% (3 ML GBP+0.95%) due 06/13/2045*(1)	GBP	342,667	429,558
Eurosail PLC FRS Series 2007-3X, Class A3A 1.97% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	303,771	380,800
Eurosail PLC FRS Series 2007-3X, Class A3C 1.97% (3 ML GBP+0.95%) due 06/13/2045(1)	GBP	404,970	507,660
FORT CRE Issuer LLC FRS Series 2022-FL3, Class A 2.14% (SOFR30A +1.85%) due 02/23/2039*		1,200,000	1,199,999
Fremont Home Loan Trust FRS Series 2005-1, Class M5 1.73% (1 ML+1.07%) due 06/25/2035		672,682	660,424
Gallatin CLO IX, Ltd. FRS Series 2018-1A, Class A 2.15% (3 ML+1.05%) due 01/21/2028*(2)		505,048	504,578
HalseyPoint CLO 3, Ltd. FRS Series 2020-3A, Class A1A 2.74% (3 ML+1.45%) due 11/30/2032*(2)		1,300,000	1,292,560
HarborView Mtg. Loan Trust FRS Series 2006-12, Class 2A2A 0.74% (1 ML+0.19%) due 01/19/2038(1)		14,255	13,343
HarborView Mtg. Loan Trust FRS Series 2006-1, Class 2A1A 1.03% (1 ML+0.48%) due 03/19/2036(1)		1,317,459	1,293,217
HarborView Mtg. Loan Trust VRS Series 2005-4, Class 3A1 2.70% due 07/19/2035(1)(3)		117,188	94,843
HERA Commercial Mtg., Ltd. FRS Series 2021-FL1, Class A 1.60% (1 ML+1.05%) due 02/18/2038*		1,200,000	1,188,390
HGI CRE CLO, Ltd. FRS Series 2022-FL3, Class A 1.75% (SOFR30A +1.70%) due 04/19/2037*		250,000	247,273
Independence Plaza Trust Series 2018-INDP, Class A 3.76% due 07/10/2035*(4)		1,600,000	1,573,931
IndyMac INDX Mtg. Loan Trust FRS Series 2005-AR12, Class 1A1 1.19% (1 ML + 0.52%) due 07/25/2035(1)		235,009	184,110
JPMorgan Mtg. Acquisition Trust FRS Series 2007-CH5, Class A5 0.93% (1 ML+0.26%) due 06/25/2037		484,588	483,741
JPMorgan Mtg. Acquisition Trust FRS Series 2006-WMC2, Class A1 0.94% (1 ML+0.27%) due 07/25/2036		300,845	264,652
KKR CLO 9, Ltd. FRS Series 9, Class AR2 1.99% (3 ML+0.95%) due 07/15/2030*(2)		600,000	595,463
KKR CLO, Ltd. FRS Series 18, Class AR 1.98% (3 ML+0.94%) due 07/18/2030*(2)		300,000	298,989
KREF, Ltd. FRS Series 2022-FL3, Class A 1.97% (TSFR1M+1.45%) due 02/17/2039*		400,000	391,866
LCM 30, Ltd. FRS Series 30A, Class AR 2.14% (3 ML+1.08%) due 04/20/2031*(2)		1,600,000	1,594,139
LCM XIII LP FRS Series 13A, Class AR3 1.91% (3 ML+0.87%) due 07/19/2027*(2)		1,801,348	1,792,429
LCM XV LP FRS Series 15A, Class AR2 2.06% (3 ML+1.00%) due 07/20/2030*(2)		700,000	697,238
LFT CRE, Ltd. FRS Series 2021-FL1, Class A 1.72% (1 ML+1.17%) due 06/15/2039*		1,100,000	1,084,990
LoanCore Issuer, Ltd. FRS Series 2019-CRE2, Class A 1.68% (1 ML+1.13%) due 05/15/2036*		245,964	245,910
LoanCore Issuer, Ltd. FRS Series 2021-CRE5, Class A 1.85% (1 ML+1.30%) due 07/15/2036*		500,000	493,174

Ludgate Funding PLC FRS Series 2006-1X, Class A2A 1.06% (3 ML GBP+0.19%) due 12/01/2060(1)	GBP	547,185	662,495
Ludgate Funding PLC FRS Series 2008-W1X, Class A1 1.64% (3 ML GBP+0.60%) due 01/01/2061(1)	GBP	813,146	1,008,428
Madison Park Funding, Ltd. FRS Series 2018-30A, Class A 1.79% (3 ML+0.75%) due 04/15/2029*(2)		1,360,766	1,348,863
Magnetite XVIII, Ltd. FRS Series 2016-18A, Class AR2 1.39% (3 ML + 0.88%) due 11/15/2028*(2)		397,595	395,252
Marble Point CLO X, Ltd. FRS Series 2017-A1, Class AR 2.08% (3 ML+1.04%) due 10/15/2030*(2)		700,000	697,514
Mastr Asset Backed Securities Trust FRS Series 2004-WMC3, Class M1 1.49% (1 ML+0.83%) due 10/25/2034		481,233	474,098
Merrill Lynch Mtg. Investors Trust FRS Series 2005-NC1, Class M1 1.39% (1 ML+0.72%) due 10/25/2035		1,945,179	1,846,873
MidOcean Credit CLO II FRS Series 2013-2A, Class ARR 2.27% (3 ML+1.03%) due 01/29/2030*(2)		470,335	469,299
MidOcean Credit CLO VIII FRS Series 2018-8A, Class A1R 1.53% (3 ML+1.05%) due 02/20/2031*(2)		500,000	495,128
Mill City Mtg. Loan Trust VRS Series 2019-GS2, Class A1 2.75% due 08/25/2059*(1)(3)		657,563	645,837
MKS CLO, Ltd. FRS Series 2017-1A, Class AR 2.06% (3 ML+1.00%) due 07/20/2030*(2)		1,800,000	1,796,368
Morgan Stanley ABS Capital I Inc Trust FRS Series 2005-NC2, Class M4 1.58% (1 ML+0.92%) due 03/25/2035		221,548	220,495
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A4 3.37% due 10/15/2048(4)		1,800,000	1,777,068
MortgageIT Trust FRS Series 2005-2, Class 1A1 1.19% (1 ML+0.52%) due 05/25/2035(1)		23,929	23,615
Natixis Commercial Mtg. Securities Trust Series 2019-10K, Class A 3.62% due 05/15/2039*(4)		1,600,000	1,523,298
Natixis Commercial Mtg. Securities Trust Series 2019-LVL, Class A 3.89% due 08/15/2038*(4)		800,000	784,087
New Residential Mtg. Loan Trust VRS Series 2019-RPL3, Class A1 2.75% due 07/25/2059*(1)(3)		1,013,631	983,801
New Residential Mtg. Loan Trust VRS Series 2020-RPL1, Class A1 2.75% due 11/25/2059*(1)(3)		475,283	459,535
New Residential Mtg. Loan Trust VRS Series 2018-3A, Class A1 4.50% due 05/25/2058*(1)(3)		586,939	588,569
NYO Commercial Mtg. Trust FRS Series 2021-1290, Class A 1.65% (1 ML+1.10%) due 11/15/2038*(4)		900,000	881,128
Octagon Loan Funding, Ltd. FRS Series 2014-1A, Class ARR 1.67% (3 ML+1.18%) due 11/18/2031*(2)		300,000	298,179
OZLM XVI, Ltd. FRS Series 2017-16A, Class A1R 1.49% (3 ML+1.03%) due 05/16/2030*(2)		800,000	797,244
Palmer Square Loan Funding, Ltd. FRS Series 2021-3A, Class A1 1.86% (3 ML+0.80%) due 07/20/2029*(2)		1,499,806	1,488,344
Park Avenue Mtg. Trust FRS Series 2017-280P, Class A 1.37% (1 ML+0.88%) due 09/15/2034*(4)		1,400,000	1,384,265
PHEAA Student Loan Trust FRS Series 2016-2A, Class A 1.62% (1 ML+0.95%) due 11/25/2065*		322,878	319,610
RAMP Trust FRS Series 2005-RS6, Class M4 1.64% (1 ML+0.98%) due 06/25/2035		805,217	803,052
RASC Trust FRS Series 2007-KS2, Class AI4 0.89% (1 ML+0.22%) due 02/25/2037		476,084	453,675
RASC Trust FRS Series 2005-KS6, Class M6 1.72% (1 ML+1.05%) due 07/25/2035		233,742	233,689
Romark CLO, Ltd. FRS Series 2017-1A, Class A1R 2.21% (3 ML+1.03%) due 10/23/2030*(2)		1,050,000	1,046,256
Saxon Asset Securities Trust FRS Series 2005-4, Class M2 1.34% (1 ML+0.68%) due 11/25/2037		2,506,558	2,479,276
Sculptor CLO XXV, Ltd. FRS Series 25A, Class A1 2.31% (3 ML+1.27%) due 01/15/2031*(2)		600,000	597,635
SMB Private Education Loan Trust FRS Series 2016-B, Class A2B 2.00% (1 ML+1.45%) due 02/17/2032*		554,441	555,793

Sound Point CLO XII, Ltd. FRS FRS Series 2016-2A, Class AR2 2.11% (3 ML+1.05%) due 10/20/2028*(2)		1,669,380	1,664,190
Sound Point Clo XV, Ltd. FRS Series 2017-1A, Class ARR 2.08% (3 ML+0.90%) due 01/23/2029*(2)		453,263	450,470
STARR II Series 2019-1, Class A 4.09% due 03/15/2044*		334,664	310,894
Stratus CLO, Ltd. FRS Series 2021-2A, Class A 1.96% (3 ML+0.90%) due 12/28/2029*(2)		1,337,256	1,327,979
TBW Mtg.-Backed Trust Series Series 2006-3, Class 1A 6.00% due 07/25/2036(1)		644,670	355,911
TICP CLO II-2, Ltd. FRS Series 2018-IIA, Class A1 1.90% (3 ML+0.84%) due 04/20/2028*(2)		1,220,579	1,213,355
Towd Point Mtg. Trust FRS Series 2019-HY2, Class A1 1.67% (1 ML+1.00%) due 05/25/2058*(1)		361,366	359,191
Towd Point Mtg. Trust VRS Series 2019-4, Class A1 2.90% due 10/25/2059*(1)(3)		420,614	411,309
Uropa Securities PLC FRS Series 2007-1, Class A3A 1.29% (3 ML GBP+0.20%) due 10/10/2040(1)	GBP	248,663	300,606
Venture XIV CLO, Ltd. FRS Series 2013-14A, Class ARR 1.54% (3 ML+1.03%) due 08/28/2029*(2)		2,359,026	2,347,790
Venture XXV CLO, Ltd. FRS Series 2016-25A, Class ARR 2.08% (3 ML+1.02%) due 04/20/2029*(2)		288,940	288,213
Vibrant CLO VI, Ltd. FRS Series 2017-6A, Class AR 1.88% (3 ML+0.95%) due 06/20/2029*(2)		688,172	686,668
Vibrant CLO VII, Ltd. FRS Series 2017-7A, Class A1R 2.10% (3 ML+1.04%) due 09/15/2030*(2)		500,000	497,712
VMC Finance LLC FRS Series 2022-FL5, Class A 2.17% (SOFR30A+1.90%) due 02/18/2039*		800,000	798,136
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2005-AR19, Class A1A1 1.21% (1 ML+0.54%) due 12/25/2045(1)		221,998	221,597
WaMu Mtg. Pass-Through Certs. Trust FRS Series 2006-AR9, Class 2A 1.72% (COFI+1.50%) due 08/25/2046(1)		961,681	916,157
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(4)		2,100,000	2,000,627

Total Asset Backed Securities (cost $93,177,426)			91,816,780

U.S. CORPORATE BONDS & NOTES — 6.7%
Aerospace/Defense — 0.0%
Boeing Co. Senior Notes 3.60% due 05/01/2034		280,000	235,790

Aerospace/Defense-Equipment — 0.1%
Spirit AeroSystems, Inc. Senior Sec. Notes 3.85% due 06/15/2026		800,000	744,000

Airlines — 0.4%
Alaska Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 4.80% due 02/15/2029*		176,484	176,227
American Airlines Pass Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030		522,751	480,901
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.25% due 04/15/2030		149,367	131,008
American Airlines Pass-Through Trust Pass-Through Certs. Series 2013-1, Class A 4.00% due 01/15/2027		273,238	257,148
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 4.00% due 08/15/2030		75,750	68,318
Spirit Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1, Class A 3.65% due 08/15/2031		391,119	354,810
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class AA 2.88% due 04/07/2030		762,121	707,240
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030		762,121	684,147
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 4.55% due 08/25/2031		797,180	775,365
United Airlines Pass-Through Trust Pass-Through Certs. Series 2020-1, Class A 5.88% due 04/15/2029		592,789	605,449
US Airways Pass Through Trust Pass-Through Certs. Series 2012-1, Class A 5.90% due 04/01/2026		42,526	43,604

			4,284,217

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052		628,000	512,435

Auto-Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC Senior Notes 2.30% due 02/10/2025	800,000	742,960

Banks-Commercial — 0.1%
Santander Holdings USA, Inc. Senior Notes 2.49% due 01/06/2028	400,000	362,522
Santander Holdings USA, Inc. Senior Notes 3.45% due 06/02/2025	700,000	687,553

		1,050,075

Banks-Super Regional — 0.2%
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033(3)	1,400,000	1,273,661
Wells Fargo & Co. Senior Notes 3.91% due 04/25/2026	1,200,000	1,192,935

		2,466,596

Building & Construction Products-Misc. — 0.1%
Fortune Brands Home & Security, Inc. Senior Notes 4.00% due 03/25/2032	1,200,000	1,123,088

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.85% due 04/01/2061	300,000	205,106
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.40% due 04/01/2033	1,400,000	1,277,263
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.80% due 03/01/2050	1,100,000	903,756

		2,386,125

Casino Hotels — 0.0%
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	200,000	192,151

Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 5.15% due 09/20/2029*	800,000	823,546
T-Mobile USA, Inc. Senior Sec. Notes 2.40% due 03/15/2029*	700,000	613,212
T-Mobile USA, Inc. Company Guar. Notes 2.63% due 04/15/2026	500,000	465,000
T-Mobile USA, Inc. Senior Sec. Notes 3.40% due 10/15/2052*	700,000	532,333

		2,434,091

Computer Services — 0.0%
Booz Allen Hamilton, Inc. Company Guar. Notes 3.88% due 09/01/2028*	200,000	184,232

Computers — 0.1%
Dell International LLC/EMC Corp. Senior Notes 8.10% due 07/15/2036	594,000	732,792

Cosmetics & Toiletries — 0.1%
GSK Consumer Healthcare Capital US LLC Company Guar. Notes 3.38% due 03/24/2027*	1,400,000	1,355,592

Decision Support Software — 0.0%
MSCI, Inc. Company Guar. Notes 3.63% due 11/01/2031*	500,000	438,750

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 3.38% due 04/02/2026	1,400,000	1,370,367
Citigroup, Inc. Senior Notes 3.07% due 02/24/2028	600,000	564,431
Citigroup, Inc. Sub. Notes 4.40% due 06/10/2025	750,000	754,446
Goldman Sachs Group, Inc. Senior Notes 2.64% due 02/24/2028	1,600,000	1,471,634
JPMorgan Chase & Co. Senior Notes 4.08% due 04/26/2026	1,500,000	1,498,744
Morgan Stanley Senior Notes 4.21% due 04/20/2028	1,400,000	1,390,332

		7,049,954

Diversified Manufacturing Operations — 0.0%
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032	300,000	350,856

E-Commerce/Services — 0.1%
Expedia Group, Inc. Company Guar. Notes 6.25% due 05/01/2025*	703,000	734,095

Electric-Distribution — 0.1%
Sempra Energy Senior Notes 3.70% due 04/01/2029	600,000	577,031

Electric-Generation — 0.1%
Liberty Utilities Finance GP Company Guar. Notes 2.05% due 09/15/2030*	1,000,000	831,659

Electric-Integrated — 0.9%
Alabama Power Co. Senior Notes 3.70% due 12/01/2047	300,000	262,296
Arizona Public Service Co. Senior Notes 2.65% due 09/15/2050	400,000	273,595
Cleveland Electric Illuminating Co. Senior Notes 4.55% due 11/15/2030*	836,000	840,971

DTE Electric Co. 3.00% due 03/01/2032	500,000	457,564
Duke Energy Progress LLC 1st. Mtg. Notes 3.40% due 04/01/2032	400,000	378,689
Duke Energy Progress LLC 1st Mtg. Notes 4.00% due 04/01/2052	800,000	747,449
Entergy Mississippi LLC 1st Mtg. Notes 2.85% due 06/01/2028	1,900,000	1,778,334
Eversource Energy Senior Notes 2.90% due 03/01/2027	800,000	761,664
Pacific Gas & Electric Co. 1st Mtg. Notes 3.30% due 12/01/2027	500,000	455,009
Pacific Gas & Electric Co. 1st Mtg. Notes 3.50% due 06/15/2025	30,000	29,036
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 08/01/2023	400,000	401,628
Pacific Gas & Electric Co. 1st Mtg. Notes 4.25% due 03/15/2046	1,300,000	996,944
Rochester Gas and Electric Corp. 1st Mtg. Bonds 1.85% due 12/01/2030*	960,000	807,818
Southern California Edison Co. 1st Mtg. Notes 3.90% due 03/15/2043	200,000	167,784
Southern California Edison Co. 1st Mtg. Notes 4.00% due 04/01/2047	1,500,000	1,286,753
Southern California Edison Co. 1st Mtg. Notes 4.05% due 03/15/2042	200,000	174,945
Southern California Edison Co. 1st Mtg. Notes 4.65% due 10/01/2043	480,000	459,931

		10,280,410

Electronic Components-Semiconductors — 0.2%
Broadcom, Inc. Senior Notes 3.47% due 04/15/2034*	100,000	85,003
Broadcom, Inc. Company Guar. Notes 4.30% due 11/15/2032	950,000	891,928
Marvell Technology, Inc. Company Guar. Notes 4.20% due 06/22/2023	700,000	706,632

		1,683,563

Electronic Parts Distribution — 0.0%
TD SYNNEX Corp. Senior Notes 1.25% due 08/09/2024*	500,000	470,329

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.95% due 05/15/2025	700,000	677,627

Finance-Credit Card — 0.1%
American Express Co. Senior Notes 2.55% due 03/04/2027	800,000	755,828

Finance-Investment Banker/Broker — 0.0%
Lazard Group LLC Senior Notes 4.38% due 03/11/2029	200,000	196,218

Finance-Leasing Companies — 0.0%
Aviation Capital Group LLC Senior Notes 5.50% due 12/15/2024*	400,000	406,177

Finance-Mortgage Loan/Banker — 0.0%
United Shore Financial Services LLC Senior Notes 5.50% due 11/15/2025*	500,000	459,225

Food-Misc./Diversified — 0.0%
Conagra Brands, Inc. Senior Notes 5.30% due 11/01/2038	200,000	199,320

Food-Wholesale/Distribution — 0.0%
Sysco Corp. Company Guar. Notes 2.45% due 12/14/2031	200,000	172,118

Gas-Distribution — 0.3%
Boston Gas Co. Senior Notes 3.76% due 03/16/2032*	1,100,000	1,032,469
East Ohio Gas Co. Senior Notes 2.00% due 06/15/2030*	100,000	83,669
Southern California Gas Co. Senior Notes 2.95% due 04/15/2027	1,000,000	957,198
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	1,400,000	1,301,060

		3,374,396

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 2.85% due 04/15/2031	700,000	602,737

Insurance Brokers — 0.0%
Marsh & McLennan Cos., Inc. Senior Notes 2.38% due 12/15/2031	400,000	346,094

Insurance-Life/Health — 0.2%
GA Global Funding Trust Sec. Notes 2.90% due 01/06/2032*	800,000	685,733
Pacific Life Insurance Co. Sub. Notes 4.30% due 10/24/2067*	1,800,000	1,571,238

		2,256,971

Insurance-Multi-line — 0.0%
Guardian Life Insurance Co. of America Sub. Notes 3.70% due 01/22/2070*	500,000	397,901

Insurance-Mutual — 0.0%
New York Life Insurance Co. Sub. Notes 4.45% due 05/15/2069*	400,000	364,560

Insurance-Property/Casualty — 0.0%
First American Financial Corp. Senior Notes 4.60% due 11/15/2024	20,000	20,269

Investment Management/Advisor Services — 0.0%
Stifel Financial Corp. Senior Notes 4.00% due 05/15/2030	400,000	378,661

Machinery-General Industrial — 0.2%
Westinghouse Air Brake Technologies Corp. Company Guar. Notes 4.40% due 03/15/2024	1,600,000	1,613,938

Medical Instruments — 0.1%
Boston Scientific Corp. Senior Notes 2.65% due 06/01/2030	900,000	798,692
Boston Scientific Corp. Senior Notes 4.70% due 03/01/2049	99,000	99,144

		897,836

Medical-Biomedical/Gene — 0.1%
Amgen, Inc. Senior Notes 4.40% due 05/01/2045	700,000	652,465
Illumina, Inc. Senior Notes 2.55% due 03/23/2031	400,000	341,226

		993,691

Medical-Drugs — 0.1%
Bayer US Finance II LLC FRS Company Guar. Notes 1.84% (3 ML+1.01%) due 12/15/2023*	200,000	200,934
Prestige Brands, Inc. Company Guar. Notes 3.75% due 04/01/2031*	500,000	423,875

		624,809

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 3.70% due 03/23/2029	1,100,000	1,056,341

Medical-Hospitals — 0.1%
Banner Health Notes 1.90% due 01/01/2031	500,000	424,763
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	300,000	287,606
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	700,000	629,042

		1,341,411

Pipelines — 0.4%
Cheniere Energy Partners LP Company Guar. Notes 4.00% due 03/01/2031	300,000	271,532
Energy Transfer LP Senior Notes 4.75% due 01/15/2026	40,000	40,505
Energy Transfer LP Senior Notes 6.05% due 06/01/2041	1,200,000	1,222,618
Enterprise Products Operating LLC Company Guar. Notes 3.20% due 02/15/2052	1,070,000	788,106
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.63% due 04/15/2023	600,000	609,502
Sabine Pass Liquefaction LLC Senior Sec. Notes 5.75% due 05/15/2024	1,600,000	1,656,022

		4,588,285

Real Estate Investment Trusts — 0.8%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.50% due 07/30/2029	100,000	100,195
American Tower Corp. Senior Notes 2.10% due 06/15/2030	200,000	164,359
American Tower Corp. Senior Notes 3.38% due 10/15/2026	1,200,000	1,154,672
American Tower Corp. Senior Notes 4.00% due 06/01/2025	690,000	689,332
Corporate Office Properties LP Company Guar. Notes 2.75% due 04/15/2031	100,000	84,944
Crown Castle International Corp. Senior Notes 3.30% due 07/01/2030	300,000	271,829
GLP Capital LP/GLP Financing II, Inc. Company Guar. Notes 4.00% due 01/15/2030	800,000	744,064
Goodman US Finance Five LLC Company Guar. Notes 4.63% due 05/04/2032*	100,000	100,398
Goodman US Finance Three LLC Company Guar. Notes 3.70% due 03/15/2028*	1,200,000	1,159,798
Highwoods Realty LP Senior Notes 2.60% due 02/01/2031	100,000	84,721
Hudson Pacific Properties LP Company Guar. Notes 3.95% due 11/01/2027	8,000	7,792
Omega Healthcare Investors, Inc. Company Guar. Notes 3.25% due 04/15/2033	600,000	479,007
Physicians Realty LP Company Guar. Notes 3.95% due 01/15/2028	315,000	307,356
Starwood Property Trust, Inc. Senior Notes 3.75% due 12/31/2024*	1,100,000	1,058,750
STORE Capital Corp. Senior Notes 4.50% due 03/15/2028	10,000	10,034
VICI Properties LP Senior Notes 4.75% due 02/15/2028	1,000,000	997,510

Weyerhaeuser Co. Senior Notes 4.00% due 11/15/2029		1,200,000	1,161,057

			8,575,818

Telephone-Integrated — 0.1%
AT&T, Inc. Senior Notes 3.85% due 06/01/2060		1,300,000	1,030,911
AT&T, Inc. Senior Notes 4.50% due 05/15/2035		300,000	296,089

			1,327,000

Transport-Equipment & Leasing — 0.2%
DAE Funding LLC Company Guar. Notes 1.55% due 08/01/2024*		1,800,000	1,679,270

Web Portals/ISP — 0.0%
Alphabet, Inc. Senior Notes 2.25% due 08/15/2060		500,000	333,951

Total U.S. Corporate Bonds & Notes (cost $80,883,458)			74,501,243

FOREIGN CORPORATE BONDS & NOTES — 3.1%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*		300,000	302,074
Syngenta Finance NV Company Guar. Notes 5.18% due 04/24/2028*		500,000	501,729

			803,803

Airlines — 0.1%
British Airways Pass-Through Trust Pass-Through Certs. Series 2019-1, Class A 3.35% due 12/15/2030*		487,008	445,119
British Airways Pass-Through Trust Pass-Through Certs. Series 2018-1, Class AA 3.80% due 03/20/2033*		465,902	451,180

			896,299

Airport Development/Maintenance — 0.0%
Sydney Airport Finance Co. Pty, Ltd. Senior Sec. Notes 3.63% due 04/28/2026*		300,000	294,090

Auto-Cars/Light Trucks — 0.2%
Nissan Motor Co., Ltd. Senior Notes 3.52% due 09/17/2025*		900,000	869,480
Nissan Motor Co., Ltd. Senior Notes 4.35% due 09/17/2027*		400,000	381,461
Nissan Motor Co., Ltd. Senior Notes 4.81% due 09/17/2030*		500,000	469,019

			1,719,960

Banks-Commercial — 0.5%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*		1,000,000	1,008,697
Bank of Ireland Group PLC Senior Notes 4.50% due 11/25/2023*		1,300,000	1,306,146
Credit Suisse AG Senior Notes 3.70% due 02/21/2025		1,250,000	1,239,397
DNB Bank ASA Senior Notes 1.13% due 09/16/2026*		600,000	545,039
ING Groep NV Senior Notes 3.87% due 03/28/2026(3)		700,000	692,374
ING Groep NV Senior Notes 4.02% due 03/28/2028		700,000	678,720
Standard Chartered PLC Senior Notes 1.21% due 03/23/2025*		400,000	378,612

			5,848,985

Casino Hotels — 0.1%
Sands China, Ltd. Senior Notes 3.80% due 01/08/2026		400,000	369,328
Sands China, Ltd. Senior Notes 5.40% due 08/08/2028		200,000	188,556
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*		400,000	315,344

			873,228

Diversified Banking Institutions — 1.1%
Banco Santander SA Senior Notes 3.50% due 03/24/2025		400,000	394,206
Barclays PLC Senior Notes 3.25% due 02/12/2027	GBP	700,000	859,477
BNP Paribas SA Senior Notes 3.13% due 01/20/2033*		800,000	687,059
Credit Suisse Group AG Senior Notes 3.75% due 03/26/2025		250,000	245,194
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032		700,000	583,962
Deutsche Bank AG Senior Notes 3.55% due 09/18/2031		750,000	662,399
Deutsche Bank AG Senior Notes 3.96% due 11/26/2025		700,000	690,295
HSBC Holdings PLC FRS Senior Notes 2.18% (3 ML+1.38%) due 09/12/2026		1,000,000	1,005,044
Lloyds Banking Group PLC Senior Notes 3.75% due 03/18/2028		200,000	193,172
Lloyds Banking Group PLC Senior Notes 4.38% due 03/22/2028		600,000	590,450
Macquarie Group, Ltd. Senior Notes 4.10% due 06/21/2028*		1,300,000	1,260,439

Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.34% due 01/19/2028	900,000	823,950
Natwest Group PLC FRS Senior Notes 1.98% (3 ML+1.47%) due 05/15/2023	400,000	399,956
Natwest Group PLC Senior Notes 3.88% due 09/12/2023	800,000	802,525
Natwest Group PLC Senior Notes 4.89% due 05/18/2029	1,100,000	1,096,015
Sumitomo Mitsui Financial Group, Inc. Senior Notes 2.13% due 07/08/2030	600,000	508,309
Sumitomo Mitsui Financial Group, Inc. Sub. Notes 2.14% due 09/23/2030	800,000	653,827
UBS Group Funding Switzerland AG Senior Notes 4.13% due 04/15/2026*	550,000	545,870

		12,002,149

Electric-Distribution — 0.1%
SP Group Treasury Pte, Ltd. Company Guar. Notes 3.38% due 02/27/2029*	700,000	686,844

Electric-Generation — 0.0%
Centrais Eletricas Brasileiras SA Senior Notes 4.63% due 02/04/2030*	200,000	181,952

Electronic Components-Misc. — 0.0%
Flex, Ltd. Senior Notes 4.88% due 06/15/2029	500,000	500,519

Finance-Investment Banker/Broker — 0.1%
Nomura Holdings, Inc. Senior Notes 2.33% due 01/22/2027	500,000	454,812
Nomura Holdings, Inc. Senior Notes 2.71% due 01/22/2029	700,000	623,000

		1,077,812

Finance-Leasing Companies — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	1,000,000	890,530
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.53% due 11/18/2027*	318,000	273,073
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	400,000	375,839
BOC Aviation, Ltd. Senior Notes 3.50% due 01/31/2023	200,000	199,936
LeasePlan Corp NV Senior Notes 2.88% due 10/24/2024*	1,200,000	1,157,860
Mitsubishi UFJ Lease & Finance Co., Ltd. Senior Notes 2.65% due 09/19/2022*	1,200,000	1,199,394
Park Aerospace Holdings, Ltd. Company Guar. Notes 4.50% due 03/15/2023*	100,000	100,297
Park Aerospace Holdings, Ltd. Company Guar. Notes 5.50% due 02/15/2024*	112,000	113,215

		4,310,144

Insurance-Reinsurance — 0.0%
Fairfax Financial Holdings Ltd Senior Notes 3.38% due 03/03/2031	400,000	355,741

Machinery-Construction & Mining — 0.1%
Weir Group PLC Senior Notes 2.20% due 05/13/2026*	900,000	814,980

Oil Companies-Exploration & Production — 0.0%
Aker BP ASA Senior Notes 4.00% due 01/15/2031*	200,000	188,224
Woodside Finance, Ltd. Company Guar. Notes 3.65% due 03/05/2025*	10,000	9,904
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	300,000	295,587

		493,715

Oil Refining & Marketing — 0.1%
Reliance Industries, Ltd. Senior Notes 2.88% due 01/12/2032*	800,000	685,437

Regional Agencies — 0.2%
Japan Finance Organization for Municipalities Senior Notes 2.13% due 10/25/2023*	2,700,000	2,675,457

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	300,000	294,831

Total Foreign Corporate Bonds & Notes (cost $36,567,408)		34,515,946

U.S. GOVERNMENT AGENCIES — 13.3%
Federal Home Loan Mtg. Corp. — 0.6%
4.00% due 04/01/2048	67,167	66,983
4.00% due 08/01/2048	5,845	5,829
4.00% due 01/01/2049	583,353	582,354
4.00% due 02/01/2049	46,297	46,203
4.00% due 01/01/2050	59,523	59,353
4.50% due 08/01/2048	874,414	901,801
Federal Home Loan Mtg. Corp. STRIPS FRS Series 314, Class S2 5.34% (5.89% - 1 ML) due 09/15/2043(1)(6)(7)	802,521	126,641
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series W5FX, Class AFX 3.34% due 04/25/2028(3)(4)	2,700,000	2,682,828

Federal Home Loan Mtg. Corp. REMIC Series 4745, Class CZ 3.50% due 01/15/2048(1)		1,163,515	1,136,484
Federal Home Loan Mtg. Corp. REMIC FRS Series 4579, Class FD 0.81% (1 ML+0.35%) due 01/15/2038(1)		567,768	565,421
Federal Home Loan Mtg. Corp. REMIC VRS Series 4579, Class SD 1.55% due 01/15/2038(1)(3)(6)		567,768	32,577

			6,206,474

Federal National Mtg. Assoc. — 3.4%
3.79% due 01/01/2029		1,800,000	1,833,045
4.00% due 07/01/2045		491,435	496,619
4.00% due 07/01/2045		318,521	322,394
4.00% due 02/01/2046		793,357	800,326
4.00% due 09/01/2046		798,821	807,108
4.00% due 07/01/2048		189,941	189,849
4.00% due 07/01/2048		60,008	59,979
4.00% due 08/01/2048		3,717	3,720
4.00% due 11/01/2048		71,044	70,961
4.00% due 03/01/2049		1,478,319	1,478,940
4.00% due 07/01/2049		304,034	303,586
4.00% due 09/01/2049		9,605,381	9,592,011
4.00% due 03/01/2050		8,967,880	8,947,116
4.00% due 05/01/2050		3,647,335	3,639,902
4.00% due 09/01/2050		7,446,205	7,454,836
Federal National Mtg. Assoc. REMIC Series 2013-17, Class TI 3.00% due 03/25/2028(1)(6)		452,717	27,798
Federal National Mtg. Assoc. REMIC FRS
Series 2012-113, Class PF 1.02% (1 ML+0.35%) due 10/25/2040(1)		273,067	273,596
Series 2007-85, Class FL 1.21% (1 ML+0.54%) due 09/25/2037(1)		1,061,501	1,069,121
Series 2012-21, Class FQ 1.22% (1 ML+0.55%) due 02/25/2041(1)		134,167	134,501

			37,505,408

Government National Mtg. Assoc. — 0.4%
Government National Mtg. Assoc. REMIC FRS
Series 2014-H02, Class FB 0.89% (1 ML+0.65%) due 12/20/2063(1)		567,119	566,364
Series 2016-H11, Class F 1.04% (1 ML+0.80%) due 05/20/2066(1)		1,575,656	1,579,425
Series 2016-H14, Class FA 1.04% (1 ML+0.80%) due 06/20/2066(1)		883,873	886,380
Series 2016-H17, Class FC 1.07% (1 ML+0.83%) due 08/20/2066(1)		2,044,013	2,051,888

			5,084,057

Uniform Mtg. Backed Securities — 8.9%
1.50% due May 15 TBA		10,300,000	9,427,115
1.50% due May 30 TBA		2,400,000	2,026,500
2.00% due June 30 TBA		30,800,000	27,148,713
2.50% due June 30 TBA		4,400,000	4,010,165
3.00% due June 30 TBA		34,800,000	32,776,683
3.50% due June 30 TBA		24,800,000	24,017,324

			99,406,500

Total U.S. Government Agencies (cost $152,623,973)			148,202,439

U.S. GOVERNMENT TREASURIES — 6.1%
United States Treasury Bonds — 6.1%
zero coupon due 08/15/2044 STRIPS		100,000	48,971
zero coupon due 05/15/2050 STRIPS		2,000,000	874,102
1.13% due 05/15/2040(13)		8,680,000	6,273,334
1.38% due 11/15/2040		23,190,000	17,401,558
1.75% due 08/15/2041		9,500,000	7,548,047
1.88% due 02/15/2041		10,100,000	8,268,191
1.88% due 11/15/2051		390,000	307,247
2.00% due 11/15/2041		16,600,000	13,775,406
2.25% due 05/15/2041(13)(14)		3,100,000	2,693,246
2.25% due 02/15/2052		1,700,000	1,466,250
2.75% due 11/15/2047		100,000	93,887
2.88% due 11/15/2046		290,000	277,154
3.00% due 02/15/2048(13)		1,820,000	1,795,899
4.38% due 05/15/2041		5,500,000	6,482,266

Total U.S. Government Treasuries (cost $81,431,043)			67,305,558

FOREIGN GOVERNMENT OBLIGATIONS — 0.5%
Sovereign — 0.5%
Dominican Republic Senior Notes 4.88% due 09/23/2032*		1,200,000	1,009,584
Government of Romania Senior Notes 2.13% due 03/07/2028*	EUR	600,000	571,319
Government of Romania Bonds 2.63% due 12/02/2040*	EUR	400,000	279,739
Government of Romania Senior Notes 3.75% due 02/07/2034*	EUR	860,000	769,191
Kingdom of Saudi Arabia Senior Notes 4.50% due 04/22/2060		300,000	296,523
Republic of Chile Senior Notes 2.75% due 01/31/2027		400,000	378,988
Republic of Peru Senior Notes 3.30% due 03/11/2041		200,000	156,892
Republic of Peru Senior Notes 5.94% due 02/12/2029*	PEN	2,900,000	681,959
Republic of Peru Bonds 5.94% due 02/12/2029	PEN	1,500,000	352,737
Republic of Peru Senior Notes 6.15% due 08/12/2032*	PEN	700,000	158,926
State of Qatar Senior Notes 4.40% due 04/16/2050*		700,000	708,851

Total Foreign Government Obligations (cost $6,680,311)			5,364,709

MUNICIPAL BONDS & NOTES — 0.2%
Kansas Development Finance Authority Revenue Bonds 5.50% due 05/01/2034		400,000	437,971
Sales Tax Securitization Corp. Revenue Bonds Series B 3.24% due 01/01/2042		1,300,000	1,097,039
Texas Transportation Commission State Highway Fund Revenue Bonds 4.00% due 10/01/2033		1,000,000	1,013,628

Total Municipal Bonds & Notes (cost $3,002,845)			2,548,638

LOANS(8)(9)(10) — 0.0%
Computer Services — 0.0%
Austin Bidco, Inc. FRS BTL-B 4.50% (1ML+3.75%) due 02/11/2028 (cost $390,602)		396,000	392,040

OPTIONS - PURCHASED†(11) — 0.7%
Exchanged-Traded Put Option - Purchased (cost $6,578,612)		747	8,195,835

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.4%
Banks-Commercial — 0.2%
Stichting AK Rabobank Certificaten 6.50% due 06/29/2022(12)	EUR	945,450	1,085,683
Truist Financial Corp. Series Q 5.10% due 03/01/2030(12)		1,300,000	1,295,125

			2,380,808

Diversified Banking Institutions — 0.1%
BNP Paribas SA 4.63% due 02/25/2031*(12)		200,000	168,490
HSBC Holdings PLC 4.60% due 12/17/2030(12)		600,000	508,500

			676,990

Electric-Integrated — 0.0%
CenterPoint Energy, Inc. Series A 6.13% due 09/01/2023(12)		500,000	481,110

Finance-Investment Banker/Broker — 0.0%
Charles Schwab Corp. Series I 4.00% due 06/01/2026(12)		500,000	453,375

Investment Management/Advisor Services — 0.1%
Brighthouse Holdings LLC Series A 6.50% due 07/27/2037*(12)		500,000	482,000

Total Preferred Securities/Capital Securities (cost $4,403,460)			4,474,283

Total Long-Term Investment Securities (cost $465,739,138)			437,317,471

SHORT-TERM INVESTMENT SECURITIES — 46.3%
U.S. Government Treasuries — 46.3%
United States Cash Management Bills
0.58% due 07/12/2022(13)		16,600,000	16,575,282
0.65% due 07/19/2022		32,700,000	32,642,753
0.71% due 07/26/2022		42,000,000	41,918,386
1.07% due 08/23/2022		2,300,000	2,292,310
United States Treasury Bills
0.07% due 05/05/2022		19,800,000	19,799,845
0.15% due 05/10/2022(13)		1,600,000	1,599,959
0.20% due 05/17/2022(13)		1,200,000	1,199,929
0.28% due 05/24/2022(13)		9,300,000	9,298,331
0.38% due 05/26/2022		122,300,000	122,274,500
0.39% due 06/09/2022(13)		2,000,000	1,999,090
0.45% due 06/14/2022		63,600,000	63,564,960
0.48% due 06/23/2022(13)		12,100,000	12,089,688
0.49% due 06/28/2022(13)		2,300,000	2,297,687
0.67% due 07/07/2022		46,600,000	46,537,260
0.79% due 07/14/2022		58,300,000	58,207,907
0.86% due 07/21/2022		35,800,000	35,734,546
0.89% due 07/28/2022		47,800,000	47,703,543

Total Short-Term Investment Securities (cost $515,749,619)			515,735,976

REPURCHASE AGREEMENTS — 23.3%
Agreement with Goldman Sachs, bearing interest at 0.28% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $12,800,299 and collateralized by $14,336,118 of Federal National Mtg. Assoc. Bonds, bearing interest at 2.50% due 12/01/2051 and having an approximate value of $13,104,570		12,800,000	12,800,000
Agreement with J.P. Morgan Chase, bearing interest at 0.28% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $246,205,745 and collateralized by $278,226,000 of United States Treasury Notes, bearing interest at 1.25% due 09/30/2028 and having an approximate value of $250,662,634		246,200,000	246,200,000

Total Repurchase Agreements (cost $259,000,000)			259,000,000

TOTAL INVESTMENTS (cost $1,240,488,757)		108.9%	1,212,053,447
Liabilities in excess of other assets		(8.9)	(99,159,789)

NET ASSETS		100.0%	$1,112,893,658

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $109,844,377 representing 9.9% of net assets.

**	Denominated in United States Dollars unless otherwise indicated.
†	Non-income producing security
(1)	Collateralized Mortgage Obligation

(2)	Collateralized Loan Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Commercial Mortgage Backed Security
(5)	Securities classified as Level 3 (see Note 1).
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at April 30, 2022.
(8)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(11)	Options — Purchased:

Exchange-Traded Put Options — Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	December 2022	$3,225	249	$102,885,057	$1,922,142	$2,359,275	$437,133
S&P 500 Index	December 2022	3,675	249	102,885,057	3,247,522	4,346,295	1,098,773
S&P 500 Index	December 2022	2,875	249	102,885,057	1,408,948	1,490,265	81,317

					$6,578,612	$8,195,835	$1,617,223

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(12)	Perpetual maturity - maturity date reflects the next call date.
(13)	The security or portion thereof was pledged as collateral to cover margin requirements for open future contracts.
(14)	The security or portion thereof was pledged as collateral to cover margin requirements for open derivative contracts.

BTL — Bank Term Loan

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

VRS — Variable Rate Security

Index Legend

1 ML — 1 Month USD LIBOR

3 ML — 3 Month USD LIBOR

COFI — Cost of Funds Indicies

SOFR30A — Secured Overnight Financing Rate 30 Day Average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

Over the Counter Written Put Options on Interest Rate Swap Contracts
Issue	Counterparty	Expiration Month	Strike Rate	Notional Amount (000’s)	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 05/18/2022	Barclays Bank PLC	May 2022	0.90%	$4,700	$5,217	$4,551	$666
Put option to enter into an interest rate swap for the right to receive a fixed rate of 1.20% versus CDX Investment Grade Index maturing on 07/20/2022	Barclays Bank PLC	July 2022	1.20%	600	2,722	1,390	1,332

					$7,939	$5,941	$1,998

							Unrealized (Depreciation)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.90% versus CDX Investment Grade Index maturing on 05/18/2022	Bank of America	May 2022	0.90%	$14,200	$12,031	$13,751	$(1,720)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 4.25% versus CDX Investment Grade Index maturing on 05/18/2022	Barclays Bank PLC	May 2022	4.25%	400	2,365	3,291	(926)
Put option to enter into an interest rate swap for the right to receive a fixed rate of 0.85% versus CDX Investment Grade Index maturing on 05/18/2022	Citibank	May 2022	0.85%	900	1,242	2,017	(775)

					$15,638	$19,059	$(3,421)

					$23,577	$25,000	$(1,423)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
48	Short	Euro-OAT	June 2022	$7,879,913	$7,384,989	$494,924
97	Short	Euro-Bund	June 2022	16,754,938	15,716,891	1,038,047
32	Short	U.S. Treasury Ultra Bonds	June 2022	5,894,952	5,134,000	760,952
29	Short	U.S. Treasury Long Bonds	June 2022	4,483,857	4,079,938	403,919

						$2,697,842

						Unrealized (Depreciation)
1,681	Long	MSCI EAFE	June 2022	$170,253,646	$167,814,230	$(2,439,416)
1,148	Long	S&P 500 E-Mini Index	June 2022	259,115,464	236,918,500	(22,196,964)
593	Long	Russell 2000 E-Mini Index	June 2022	58,448,742	55,187,545	(3,261,197)
414	Long	U.S. Treasury 10 Year Notes	June 2022	52,328,524	49,330,686	(2,997,838)
34	Long	U.S. Treasury 10 Year Ultra Bonds	June 2022	4,756,594	4,386,000	(370,594)
103	Long	U.S. Treasury 2 Year Notes	June 2022	22,129,836	21,713,688	(416,148)
558	Long	U.S. Treasury 5 Year Notes	June 2022	65,713,966	62,870,906	(2,843,060)
49	Long	Euro-BTP	June 2022	7,279,111	6,737,608	(541,503)

						$(35,066,720)

Net Unrealized Appreciation (Depreciation)						$(32,368,878)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	EUR	5,231,000	USD	5,830,868	05/03/2022	$312,424	$—
	USD	67,577	RUB	5,328,582	05/23/2022	5,217	—
	USD	1,232	MXN	25,000	08/09/2022	—	(29)

						317,641	(29)

Barclays Bank PLC	EUR	4,670,000	USD	4,916,791	06/02/2022	—	(16,045)
	GBP	2,817,000	USD	3,698,667	05/04/2022	156,430	—
	USD	4,910,636	EUR	4,670,000	05/03/2022	15,982	—

						172,412	(16,045)

Citibank N.A.	BRL	84,753	USD	17,229	05/03/2022	87	—
	BRL	84,753	USD	17,957	06/02/2022	980	—
	USD	18,129	BRL	84,753	05/03/2022	—	(986)
	USD	616,687	EUR	561,000	05/03/2022	—	(24,860)
	USD	17,287	RUB	1,354,926	05/23/2022	1,223	—

						2,290	(25,846)

Goldman Sachs Bank USA	BRL	84,753	USD	16,973	05/03/2022	—	(170)
	PEN	5,797,212	USD	1,582,857	06/16/2022	80,330	—
	RUB	13,167,027	USD	107,049	05/23/2022	—	(72,827)
	USD	17,229	BRL	84,753	05/03/2022	—	(87)
	USD	82,354	RUB	6,358,596	05/23/2022	4,511	—

						84,841	(73,084)

Net Unrealized Appreciation/(Depreciation)						$577,184	$(115,004)

BRL — Brazilian Real

EUR — Euro Currency

GBP — British Pound

MXN — Mexican Peso

PEN — Peruvian Sol

RUB — New Russian Ruble

USD — United States Dollar

Centrally Cleared Interest Rate Swap Contracts

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/(Received)	Unrealized Appreciation
USD	3,200	12/15/2051	3 Month USD LIBOR-BBA/Quarterly	2.000%/Semi-annually	$(102,218)	$600,526
USD	6,920	07/15/2031	3 Month USD LIBOR-BBA/Quarterly	1.4675%/Semi-annually	—	853,118
USD	9,600	07/21/2031	3 Month USD LIBOR-BBA/Quarterly	1.4410%/Semi-annually	—	1,191,893
USD	4,200	12/15/2051	12 Month SOFR/Annually	1.750%/Annually	(174,940)	803,475

					$(277,158)	$3,449,012

			Rates Exchanged		Value
	Notional Amount (000’s)	Maturity Date	Payments Received (Paid) by the Portfolio / Frequency	Payments Made by the Portfolio / Frequency	Upfront Premiums Paid/(Received)	Unrealized (Depreciation)
CAD	800	03/03/2025	1.220%/Semi-annually	3 Month CDOR/ Semi-annually	$3	$(32,243)
CAD	3,400	03/04/2025	1.235%/Semi-annually	3 Month CDOR/ Semi-annually	1,730	(137,623)
EUR	6,100	09/21/2032	0.250%/Annually	6 Month USD EURIBOR/ Annually	(542,068)	(398,236)

					$(540,335)	$(568,102)

			Net Unrealized Appreciation/(Depreciation)		$(817,493)	$2,880,910

Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at April 30, 2022(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
Lennar Corp.	5.000	% /Quarterly	12/20/2025	1.3175%	$100	$14,351	$(1,899)
Verizon Communications, Inc.	1.000	% /Quarterly	12/20/2026	0.9587%	100	2,094	(1,918)
Boeing Corp.	1.000	% /Quarterly	12/20/2026	1.8085%	200	(353)	(6,324)
Government of South Africa International Bond	1.000	% /Quarterly	12/20/2026	2.3320%	1,000	(44,454)	(11,040)
Government of Colombia International Bond	1.000	% /Quarterly	06/20/2027	2.3548%	1,000	(45,389)	(15,927)

						$(73,751)	$(37,108)

Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(4)

						Value(3)
Reference Obligation	Fixed Deal Receive Rate / Payment Frequency		Maturity Date	Implied Credit Spread at April 30, 2022(1)	Notional Amount (2) (000’s)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation / (Depreciation)
CDX Investment Grade Index Series 36	1.000	% /Quarterly	6/20/2026	0.7200%	$1,200	$25,351	$(12,331)

(1)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(2)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

BBA — British Banking Association

CDOR — Canadian Dollar Offered Rate

EUR — Euro Currency

EURIBOR — Euro Interbank Offered Rate

LIBOR — London Interbank Offered Rate

SOFR — Secured Overnight Financing Rate

SONIA — Sterling Overnight Index Average

USD — United States Dollar

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities:
Diversified Financial Services	$—	$90,952,531	$864,249	$91,816,780
U.S. Corporate Bonds & Notes	—	74,501,243	—	74,501,243
Foreign Corporate Bonds & Notes	—	34,515,946	—	34,515,946
U.S. Government Agencies	—	148,202,439	—	148,202,439
U.S. Government Treasuries	—	67,305,558	—	67,305,558
Foreign Government Obligations	—	5,364,709	—	5,364,709
Municipal Bonds & Notes	—	2,548,638	—	2,548,638
Loans	—	392,040	—	392,040
Options-Purchased	8,195,835	—	—	8,195,835
Preferred Securities/Capital Securities	—	4,474,283	—	4,474,283
Short-Term Investment Securities	—	515,735,976	—	515,735,976
Repurchase Agreements	—	259,000,000	—	259,000,000

Total Investments at Value	$8,195,835	$1,202,993,363	$864,249	$1,212,053,447

Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$1,998	$—	$1,998
Futures Contracts	2,697,842	—	—	2,697,842
Forward Foreign Currency Contracts	—	577,184	—	577,184
Centrally Cleared Interest Rate Swap Contracts	—	3,449,012	—	3,449,012

Total Other Financial Instruments	$2,697,842	$4,028,194	$—	$6,726,036

LIABILITIES:
Other Financial Instruments:+
Over the Counter Written Put Options on Interest Rate Swap Contracts	$—	$3,421	$—	$3,421
Futures Contracts	35,066,720	—	—	35,066,720
Forward Foreign Currency Contracts	—	115,004	—	115,004
Centrally Cleared Interest Rate Swap Contracts	—	568,102	—	568,102
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection	—	12,331	—	12,331
Centrally Cleared Credit Default Swaps on Corporate and Sovereign Issues — Sell Protection	—	37,108	—	37,108

Total Other Financial Instruments	$35,066,720	$735,966	$—	$35,802,686

*	For a detailed presentation of investments, please refer to the Portfolio of Invesments.
+	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA PineBridge High-Yield Bond Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

U.S. CORPORATE BONDS & NOTES — 77.6%
Aerospace/Defense-Equipment — 0.9%
Moog, Inc. Company Guar. Notes 4.25% due 12/15/2027*	$1,439,000	$1,340,069
Spirit AeroSystems, Inc. Sec. Notes 7.50% due 04/15/2025*	1,116,000	1,132,394

		2,472,463

Airlines — 2.2%
American Airlines Group, Inc. Company Guar. Notes 3.75% due 03/01/2025*	1,080,000	963,900
American Airlines, Inc. Senior Sec. Notes 11.75% due 07/15/2025*	2,629,000	3,023,350
United Airlines Holdings, Inc. Company Guar. Notes 4.88% due 01/15/2025	306,000	295,290
United Airlines, Inc. Senior Sec. Notes 4.38% due 04/15/2026*	722,000	697,091
United Airlines, Inc. Senior Sec. Notes 4.63% due 04/15/2029*	1,140,000	1,045,950

		6,025,581

Auction Houses/Art Dealers — 0.8%
Sotheby’s Senior Sec. Notes 5.88% due 06/01/2029*	920,000	864,118
Sotheby’s Senior Sec. Notes 7.38% due 10/15/2027*	1,380,000	1,359,300

		2,223,418

Auto Repair Centers — 0.5%
Metis Merger Sub LLC Senior Notes 6.50% due 05/15/2029*	1,525,000	1,326,750

Auto-Cars/Light Trucks — 1.3%
Ford Motor Co. Senior Notes 3.25% due 02/12/2032	455,000	369,688
Ford Motor Co. Senior Notes 4.75% due 01/15/2043	2,842,000	2,287,810
Ford Motor Credit Co. LLC Senior Notes 4.95% due 05/28/2027	910,000	886,258

		3,543,756

Auto-Heavy Duty Trucks — 0.4%
JB Poindexter & Co., Inc. Senior Notes 7.13% due 04/15/2026*	1,090,000	1,091,929

Auto/Truck Parts & Equipment-Original — 0.3%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	1,143,000	937,260

Batteries/Battery Systems — 0.7%
Energizer Holdings, Inc. Company Guar. Notes 4.38% due 03/31/2029*	1,183,000	983,369
EnerSys Company Guar. Notes 4.38% due 12/15/2027*	841,000	784,577

		1,767,946

Broadcast Services/Program — 0.7%
Univision Communications, Inc. Senior Sec. Notes 6.63% due 06/01/2027*	1,805,000	1,809,512

Building & Construction Products-Misc. — 0.4%
Standard Industries, Inc. Senior Notes 3.38% due 01/15/2031*	1,495,000	1,193,997

Building & Construction-Misc. — 0.5%
VM Consolidated, Inc. Company Guar. Notes 5.50% due 04/15/2029*	1,498,000	1,340,620

Building Products-Doors & Windows — 0.4%
PGT Innovations, Inc. Company Guar. Notes 4.38% due 10/01/2029*	1,200,000	1,052,916

Cable/Satellite TV — 3.7%
Block Communications, Inc. Company Guar. Notes 4.88% due 03/01/2028*	1,490,000	1,393,150
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 08/15/2030*	1,012,000	882,970
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.00% due 02/01/2028*	1,161,000	1,106,038
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 5.38% due 06/01/2029*	1,515,000	1,435,463
CSC Holdings LLC Senior Notes 4.63% due 12/01/2030*	2,285,000	1,748,025
CSC Holdings LLC Company Guar. Bonds 5.38% due 02/01/2028*	1,415,000	1,299,161
CSC Holdings LLC Senior Notes 5.75% due 01/15/2030*	810,000	666,225
Sirius XM Radio, Inc. Company Guar. Notes 4.00% due 07/15/2028*	1,515,000	1,369,181

		9,900,213

Casino Services — 0.5%
Caesars Entertainment, Inc. Senior Sec. Notes 6.25% due 07/01/2025*	1,415,000	1,430,381

Chemicals-Specialty — 0.5%
Minerals Technologies, Inc. Company Guar. Notes 5.00% due 07/01/2028*	1,150,000	1,073,790
Unifrax Escrow ISS Corp. Senior Sec. Notes 5.25% due 09/30/2028*	229,000	201,520

		1,275,310

Circuit Boards — 0.5%
TTM Technologies, Inc. Company Guar. Notes 4.00% due 03/01/2029*	1,525,000	1,334,375

Coal — 0.5%
Warrior Met Coal, Inc. Senior Sec. Notes 7.88% due 12/01/2028*	1,193,000	1,247,735

Commercial Services — 0.4%
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.63% due 10/01/2028*	84,000	81,400
Nielsen Finance LLC/Nielsen Finance Co. Company Guar. Notes 5.88% due 10/01/2030*	1,143,000	1,100,138

		1,181,538

Commercial Services-Finance — 0.9%
MoneyGram International, Inc. Senior Sec. Notes 5.38% due 08/01/2026*	297,000	301,455
MPH Acquisition Holdings LLC Company Guar. Notes 5.75% due 11/01/2028*	2,318,000	2,015,595

		2,317,050

Computer Data Security — 0.6%
Condor Merger Sub, Inc. Senior Notes 7.38% due 02/15/2030*	1,930,000	1,726,771

Computer Services — 0.5%
Ahead DB Holdings LLC Company Guar. Notes 6.63% due 05/01/2028*	1,540,000	1,355,200

Computer Software — 0.5%
Rackspace Technology Global, Inc. Senior Sec. Notes 3.50% due 02/15/2028*	1,035,000	895,140
Rackspace Technology Global, Inc. Company Guar. Notes 5.38% due 12/01/2028*	563,000	459,549

		1,354,689

Computers-Integrated Systems — 0.2%
NCR Corp. Company Guar. Notes 5.13% due 04/15/2029*	579,000	555,116

Containers-Metal/Glass — 0.4%
Crown Americas LLC Company Guar. Notes 5.25% due 04/01/2030*	1,220,000	1,213,522

Containers-Paper/Plastic — 1.1%
Clydesdale Acquisition Holdings, Inc. Senior Sec. Notes 6.63% due 04/15/2029*	1,465,000	1,474,156
LABL, Inc. Senior Sec. Notes 5.88% due 11/01/2028*	1,262,000	1,153,863
Sealed Air Corp. Company Guar. Notes 5.00% due 04/15/2029*	226,000	224,305

		2,852,324

Cosmetics & Toiletries — 0.5%
Edgewell Personal Care Co. Company Guar. Notes 4.13% due 04/01/2029*	1,500,000	1,331,250

Dialysis Centers — 0.3%
DaVita, Inc. Company Guar. Notes 4.63% due 06/01/2030*	943,000	820,410

Drug Delivery Systems — 0.3%
Embecta Corp. Senior Sec. Notes 5.00% due 02/15/2030*	859,000	775,248

E-Commerce/Services — 0.3%
GrubHub Holdings, Inc. Company Guar. Notes 5.50% due 07/01/2027*	1,000,000	855,000

Electric-Generation — 1.0%
Pattern Energy Operations LP/Pattern Energy Operations, Inc. Company Guar. Notes 4.50% due 08/15/2028*	1,390,000	1,299,650
Vistra Operations Co. LLC Company Guar. Notes 5.00% due 07/31/2027*	1,585,000	1,509,712

		2,809,362

Electronic Parts Distribution — 0.5%
Imola Merger Corp. Senior Sec. Notes 4.75% due 05/15/2029*	1,510,000	1,404,300

Finance-Auto Loans — 1.2%
Cobra AcquisitionCo LLC Company Guar. Notes 6.38% due 11/01/2029*	2,076,000	1,588,140
Credit Acceptance Corp. Company Guar. Notes 6.63% due 03/15/2026	1,563,000	1,578,630

		3,166,770

Finance-Commercial — 0.5%
Burford Capital Global Finance LLC Company Guar. Notes 6.25% due 04/15/2028*	1,440,000	1,417,325

Finance-Consumer Loans — 1.5%
Curo Group Holdings Corp. Senior Sec. Notes 7.50% due 08/01/2028*	1,573,000	1,309,523
Enova International, Inc. Company Guar. Notes 8.50% due 09/01/2024*	467,000	467,140
Enova International, Inc. Company Guar. Notes 8.50% due 09/15/2025*	1,073,000	1,067,635
LFS Topco LLC Company Guar. Notes 5.88% due 10/15/2026*	1,193,000	1,103,525

		3,947,823

Finance-Credit Card — 0.6%
Alliance Data Systems Corp. Company Guar. Notes 4.75% due 12/15/2024*	1,605,000	1,556,850

Finance-Investment Banker/Broker — 0.5%
Aretec Escrow Issuer, Inc. Senior Notes 7.50% due 04/01/2029*	1,525,000	1,420,156

Finance-Mortgage Loan/Banker — 0.7%
Enact Holdings, Inc. Senior Notes 6.50% due 08/15/2025*	1,117,000	1,114,207
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 3.63% due 03/01/2029*	967,000	826,785

		1,940,992

Food-Misc./Diversified — 0.5%
Post Holdings, Inc. Senior Notes 4.50% due 09/15/2031*	1,510,000	1,255,716

Food-Retail — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 4.63% due 01/15/2027*	910,000	852,374
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC Company Guar. Notes 5.88% due 02/15/2028*	847,000	822,649

		1,675,023

Food-Wholesale/Distribution — 1.0%
C&S Group Enterprises LLC Company Guar. Notes 5.00% due 12/15/2028*	1,660,000	1,413,075
Performance Food Group, Inc. Company Guar. Notes 5.50% due 10/15/2027*	1,335,000	1,293,121

		2,706,196

Gambling (Non-Hotel) — 0.5%
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.63% due 09/01/2029*	845,000	676,000
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp. Company Guar. Notes 5.88% due 09/01/2031*	845,000	665,438

		1,341,438

Hotels/Motels — 1.1%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. Company Guar. Notes 4.88% due 07/01/2031*	1,356,000	1,184,195
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc. Senior Notes 5.00% due 06/01/2029*	567,000	511,717
Travel & Leisure Co. Senior Sec. Notes 6.00% due 04/01/2027	1,360,000	1,370,227

		3,066,139

Human Resources — 0.9%
Korn Ferry International Company Guar. Notes 4.63% due 12/15/2027*	1,005,000	952,237
TriNet Group, Inc. Company Guar. Notes 3.50% due 03/01/2029*	1,515,000	1,372,969

		2,325,206

Independent Power Producers — 1.1%
Calpine Corp. Senior Sec. Notes 3.75% due 03/01/2031*	932,000	785,210
Calpine Corp. Senior Notes 5.00% due 02/01/2031*	590,000	503,111
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 01/15/2032*	401,000	339,848
NRG Energy, Inc. Company Guar. Notes 3.63% due 02/15/2031*	1,455,000	1,211,287

		2,839,456

Insurance Brokers — 0.3%
Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	909,000	829,035

Investment Management/Advisor Services — 0.5%
AG Issuer LLC Senior Sec. Notes 6.25% due 03/01/2028*	601,000	587,478

NFP Corp. Senior Sec. Notes 4.88% due 08/15/2028*	718,000	653,380

		1,240,858

Lottery Services — 0.5%
Scientific Games Holdings LP/Scientific Games US FinCo, Inc. Senior Notes 6.63% due 03/01/2030*	1,428,000	1,356,600

Medical Information Systems — 0.5%
Minerva Merger Sub, Inc. Senior Notes 6.50% due 02/15/2030*	1,480,000	1,362,717

Medical Labs & Testing Services — 0.3%
Catalent Pharma Solutions, Inc. Company Guar. Notes 5.00% due 07/15/2027*	828,000	802,125

Medical-Drugs — 0.8%
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Sec. Notes 4.13% due 04/30/2028*	861,000	797,828
Organon & Co./Organon Foreign Debt Co-Issuer BV Senior Notes 5.13% due 04/30/2031*	1,461,000	1,320,379

		2,118,207

Medical-Hospitals — 2.3%
Acadia Healthcare Co., Inc. Company Guar. Notes 5.00% due 04/15/2029*	87,000	82,433
Acadia Healthcare Co., Inc. Company Guar. Notes 5.50% due 07/01/2028*	1,385,000	1,348,644
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.63% due 03/15/2027*	938,000	894,141
HCA, Inc. Company Guar. Notes 3.50% due 09/01/2030	1,506,000	1,351,793
Legacy LifePoint Health LL Senior Sec. Notes 4.38% due 02/15/2027*	1,227,000	1,134,975
Select Medical Corp. Company Guar. Notes 6.25% due 08/15/2026*	889,000	882,332
Tenet Healthcare Corp. Senior Sec. Notes 4.63% due 07/15/2024	649,000	647,235

		6,341,553

Non-Hazardous Waste Disposal — 0.4%
Covanta Holding Corp. Company Guar. Notes 4.88% due 12/01/2029*	449,000	408,500
Covanta Holding Corp. Company Guar. Notes 5.00% due 09/01/2030	853,000	769,833

		1,178,333

Oil & Gas Drilling — 0.4%
Nabors Industries, Inc. Company Guar. Notes 7.38% due 05/15/2027*	1,069,000	1,090,594

Oil Companies-Exploration & Production — 7.3%
Antero Resources Corp. Company Guar. Notes 5.38% due 03/01/2030*	1,670,000	1,631,740
Apache Corp. Senior Notes 4.38% due 10/15/2028	1,206,000	1,133,640
Apache Corp. Senior Notes 4.75% due 04/15/2043	867,000	749,955
California Resources Corp. Company Guar. Notes 7.13% due 02/01/2026*	1,925,000	1,958,014
Civitas Resources, Inc. Company Guar. Notes 5.00% due 10/15/2026*	1,206,000	1,145,700
Earthstone Energy Holdings LLC Senior Notes 8.00% due 04/15/2027*	1,257,000	1,250,715
Endeavor Energy Resources LP/EER Finance, Inc. Senior Notes 5.75% due 01/30/2028*	247,000	247,637
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 5.75% due 02/01/2029*	640,000	627,200
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 6.00% due 02/01/2031*	1,308,000	1,259,251
Independence Energy Finance LLC Company Guar. Notes 7.25% due 05/01/2026*	1,475,000	1,445,500
Oasis Petroleum, Inc. Company Guar. Notes 6.38% due 06/01/2026*	1,214,000	1,219,900
Occidental Petroleum Corp. Senior Notes 3.50% due 08/15/2029	598,000	558,383
Occidental Petroleum Corp. Senior Notes 5.88% due 09/01/2025	947,000	972,635
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	695,000	730,487
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	1,461,000	1,534,050

Rockcliff Energy II LLC Senior Notes 5.50% due 10/15/2029*	1,104,000	1,070,880
Southwestern Energy Co. Company Guar. Notes 4.75% due 02/01/2032	145,000	137,206
Southwestern Energy Co. Company Guar. Notes 5.38% due 02/01/2029	1,371,000	1,354,274
Southwestern Energy Co. Company Guar. Notes 5.38% due 03/15/2030	861,000	850,108

		19,877,275

Oil Companies-Integrated — 0.5%
Murphy Oil Corp. Senior Notes 6.38% due 07/15/2028	1,381,000	1,405,167

Oil Refining & Marketing — 0.4%
PBF Holding Co. LLC/PBF Finance Corp. Company Guar. Notes 6.00% due 02/15/2028	1,275,000	1,122,000

Oil-Field Services — 0.9%
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.25% due 04/01/2028*	281,000	272,570
Archrock Partners LP/Archrock Partners Finance Corp. Company Guar. Notes 6.88% due 04/01/2027*	1,386,000	1,388,079
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 04/01/2026	836,000	819,280

		2,479,929

Paper & Related Products — 0.3%
Glatfelter Corp. Company Guar. Notes 4.75% due 11/15/2029*	1,133,000	906,400

Pipelines — 8.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp. Company Guar. Notes 5.75% due 01/15/2028*	1,461,000	1,420,545
Buckeye Partners LP Senior Notes 4.50% due 03/01/2028*	1,577,000	1,439,013
DCP Midstream Operating LP Company Guar. Notes 5.63% due 07/15/2027	864,000	876,632
DCP Midstream Operating LP Company Guar. Notes 6.75% due 09/15/2037*	377,000	423,375
DT Midstream, Inc. Company Guar. Notes 4.38% due 06/15/2031*	888,000	795,541
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 5.63% due 06/15/2024	2,030,000	1,984,325
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 6.50% due 10/01/2025	900,000	855,000
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 8.00% due 01/15/2027	848,000	831,667
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	1,978,000	2,007,670
Holly Energy Partners LP/Holly Energy Finance Corp. Company Guar. Notes 5.00% due 02/01/2028*	2,105,000	2,002,718
Howard Midstream Energy Partners LLC Senior Notes 6.75% due 01/15/2027*	1,359,000	1,316,688
ITT Holdings LLC Senior Notes 6.50% due 08/01/2029*	1,855,000	1,650,013
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	1,775,000	1,669,636
NGL Energy Partners LP/NGL Energy Finance Corp. Company Guar. Notes 6.13% due 03/01/2025	1,025,000	859,881
NuStar Logistics LP Company Guar. Notes 5.75% due 10/01/2025	593,000	590,035
NuStar Logistics LP Company Guar. Notes 6.38% due 10/01/2030	892,000	878,932
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 4.88% due 02/01/2031	1,241,000	1,194,131
Venture Global Calcasieu Pass LLC Senior Sec. Notes 3.88% due 08/15/2029*	1,741,000	1,588,662

		22,384,464

Poultry — 0.7%
Pilgrim’s Pride Corp. Company Guar. Notes 5.88% due 09/30/2027*	1,020,000	1,027,451

Simmons Foods, Inc. Sec. Notes 4.63% due 03/01/2029*	987,000	890,768

		1,918,219

Printing-Commercial — 0.5%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	1,525,000	1,446,844

Protection/Safety — 0.5%
Prime Security Services Borrower LLC/Prime Finance, Inc. Senior Sec. Notes 5.75% due 04/15/2026*	1,368,000	1,311,570

Real Estate Investment Trusts — 3.5%
Apollo Commercial Real Estate Finance, Inc. Senior Sec. Notes 4.63% due 06/15/2029*	1,550,000	1,348,500
CTR Partnership LP/CareTrust Capital Corp. Company Guar. Notes 3.88% due 06/30/2028*	1,480,000	1,339,400
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 3.38% due 06/15/2026*	1,235,000	1,134,385
HAT Holdings I LLC/HAT Holdings II LLC Company Guar. Notes 6.00% due 04/15/2025*	240,000	243,600
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp. Company Guar. Notes 4.25% due 02/01/2027*	1,702,000	1,564,478
Service Properties Trust Senior Notes 3.95% due 01/15/2028	133,000	105,402
Service Properties Trust Senior Notes 4.38% due 02/15/2030	1,043,000	800,482
Service Properties Trust Senior Notes 4.75% due 10/01/2026	715,000	614,900
Service Properties Trust Senior Notes 4.95% due 10/01/2029	345,000	275,763
Service Properties Trust Senior Notes 5.25% due 02/15/2026	702,000	624,780
Service Properties Trust Company Guar. Notes 5.50% due 12/15/2027	130,000	117,325
Starwood Property Trust, Inc. Senior Notes 3.63% due 07/15/2026*	260,000	237,250
Starwood Property Trust, Inc. Senior Notes 4.38% due 01/15/2027*	190,000	177,249
Starwood Property Trust, Inc. Senior Notes 4.75% due 03/15/2025	900,000	888,036

		9,471,550

Real Estate Management/Services — 0.5%
Cushman & Wakefield US Borrower LLC Senior Sec. Notes 6.75% due 05/15/2028*	1,228,000	1,252,585

Real Estate Operations & Development — 0.5%
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 03/01/2029	1,072,000	988,920
Kennedy-Wilson, Inc. Company Guar. Notes 4.75% due 02/01/2030	302,000	273,310

		1,262,230

Recycling — 0.5%
Harsco Corp. Company Guar. Notes 5.75% due 07/31/2027*	1,456,000	1,326,780

Rental Auto/Equipment — 1.8%
Ahern Rentals, Inc. Sec. Notes 7.38% due 05/15/2023*	925,000	869,500
Hertz Corp. Company Guar. Notes 5.00% due 12/01/2029*	1,483,000	1,293,917
PROG Holdings, Inc. Company Guar. Notes 6.00% due 11/15/2029*	1,481,000	1,308,760
Rent-A-Center, Inc. Company Guar. Notes 6.38% due 02/15/2029*	1,500,000	1,306,875

		4,779,052

Resorts/Theme Parks — 1.0%
SeaWorld Parks & Entertainment, Inc. Company Guar. Notes 5.25% due 08/15/2029*	1,570,000	1,428,574
SeaWorld Parks & Entertainment, Inc. Senior Sec. Notes 8.75% due 05/01/2025*	1,315,000	1,374,175

		2,802,749

Retail-Apparel/Shoe — 0.5%
Gap, Inc. Company Guar. Notes 3.63% due 10/01/2029*	1,135,000	923,215
Gap, Inc. Company Guar. Notes 3.88% due 10/01/2031*	365,000	290,978

		1,214,193

Retail-Automobile — 1.1%
Asbury Automotive Group, Inc. Company Guar. Notes 4.63% due 11/15/2029*	916,000	824,519
Carvana Co. Company Guar. Notes 4.88% due 09/01/2029*	575,000	418,255
Carvana Co. Company Guar. Notes 5.50% due 04/15/2027*	1,172,000	937,893
Carvana Co. Company Guar. Notes 5.88% due 10/01/2028*	293,000	232,872
Ken Garff Automotive LLC Senior Notes 4.88% due 09/15/2028*	616,000	560,113

		2,973,652

Retail-Building Products — 0.5%
Park River Holdings, Inc. Senior Notes 6.75% due 08/01/2029*	1,528,000	1,223,458

Retail-Pawn Shops — 0.7%
FirstCash, Inc. Company Guar. Notes 4.63% due 09/01/2028*	1,401,000	1,274,910
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	541,000	503,130

		1,778,040

Retail-Petroleum Products — 0.4%
Murphy Oil USA, Inc. Company Guar. Notes 4.75% due 09/15/2029	1,190,000	1,127,525

Retail-Propane Distribution — 0.5%
Ferrellgas Escrow LLC/FG Operating Finance Escrow Corp. Senior Notes 5.38% due 04/01/2026*	1,525,000	1,380,125

Retail-Restaurants — 1.8%
Brinker International, Inc. Company Guar. Notes 5.00% due 10/01/2024*	836,000	834,051
Carrols Restaurant Group, Inc. Company Guar. Notes 5.88% due 07/01/2029*	2,000,000	1,524,740
CEC Entertainment LLC Senior Sec. Notes 6.75% due 05/01/2026*	1,515,000	1,424,100
Dave & Buster’s, Inc. Senior Sec. Notes 7.63% due 11/01/2025*	1,156,000	1,199,350

		4,982,241

Satellite Telecom — 0.5%
Hughes Satellite Systems Corp. Company Guar. Notes 6.63% due 08/01/2026	1,325,000	1,318,375

Security Services — 0.5%
Brink’s Co. Company Guar. Notes 4.63% due 10/15/2027*	1,465,000	1,388,087

Steel-Producers — 1.3%
Cleveland-Cliffs, Inc. Company Guar. Notes 4.63% due 03/01/2029*	736,000	689,845
Cleveland-Cliffs, Inc. Senior Sec. Notes 6.75% due 03/15/2026*	846,000	886,143
Cliffs Natural Resources, Inc. Senior Notes 6.25% due 10/01/2040	721,000	697,820
Commercial Metals Co. Senior Notes 3.88% due 02/15/2031	1,481,000	1,305,161

		3,578,969

Steel-Specialty — 0.4%
Allegheny Technologies, Inc. Senior Notes 4.88% due 10/01/2029	1,173,000	1,067,324

Telephone-Integrated — 0.8%
CenturyLink, Inc. Senior Notes 5.13% due 12/15/2026*	410,000	369,000
Lumen Technologies, Inc. Senior Notes 5.38% due 06/15/2029*	1,245,000	1,015,279
Zayo Group Holdings, Inc. Senior Notes 6.13% due 03/01/2028*	949,000	794,787

		2,179,066

Television — 0.8%
Belo Corp. Company Guar. Notes 7.25% due 09/15/2027	422,000	464,200
Belo Corp. Company Guar. Notes 7.75% due 06/01/2027	1,477,000	1,654,240

		2,118,440

Theaters — 0.5%
AMC Entertainment Holdings, Inc. Sec. Notes 10.00% due 06/15/2026*(10)	1,490,000	1,247,979

Transport-Air Freight — 0.6%
Cargo Aircraft Management, Inc. Company Guar. Notes 4.75% due 02/01/2028*	1,750,000	1,645,192

Vitamins & Nutrition Products — 0.5%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	1,825,000	1,468,979

Total U.S. Corporate Bonds & Notes (cost $226,249,123)		209,943,513

FOREIGN CORPORATE BONDS & NOTES — 18.1%
Agricultural Chemicals — 0.5%
Consolidated Energy Finance SA Company Guar. Notes 5.63% due 10/15/2028*	1,517,000	1,403,225

Building-Residential/Commercial — 0.5%
Mattamy Group Corp. Senior Notes 4.63% due 03/01/2030*	490,000	416,909
Mattamy Group Corp. Senior Notes 5.25% due 12/15/2027*	958,000	895,730

		1,312,639

Cable/Satellite TV — 1.3%
Altice Financing SA Senior Sec. Notes 5.00% due 01/15/2028*	2,840,000	2,371,400
UPC Broadband Finco BV Senior Sec. Notes 4.88% due 07/15/2031*	1,451,000	1,275,066

		3,646,466

Casino Hotels — 1.1%
Melco Resorts Finance, Ltd. Senior Notes 5.38% due 12/04/2029*	1,526,000	1,221,120
Wynn Macau, Ltd. Senior Notes 5.13% due 12/15/2029*	1,830,000	1,442,699
Wynn Macau, Ltd. Senior Notes 5.63% due 08/26/2028*	315,000	251,213

		2,915,032

Cellular Telecom — 1.3%
Altice France SA Senior Sec. Notes 5.13% due 07/15/2029*	1,190,000	1,007,407
Altice France SA Senior Sec. Notes 5.50% due 01/15/2028*	233,000	205,331
Altice France SA Senior Sec. Notes 5.50% due 10/15/2029*	2,710,000	2,310,275

		3,523,013

Chemicals-Diversified — 0.4%
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. Company Guar. Notes 5.13% due 04/01/2029*	1,200,000	1,056,000

Chemicals-Specialty — 0.5%
Methanex Corp. Senior Notes 5.13% due 10/15/2027	1,410,000	1,353,600

Commercial Services-Finance — 0.4%
Paysafe Finance PLC/Paysafe Holdings US Corp. Senior Sec. Notes 4.00% due 06/15/2029*	1,315,000	1,071,725

Computers-Memory Devices — 0.3%
Seagate HDD Cayman Company Guar. Notes 4.09% due 06/01/2029	1,025,000	909,687

Containers-Metal/Glass — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC Senior Sec. Notes 3.25% due 09/01/2028*	707,000	616,857

Cruise Lines — 2.6%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,785,000	1,616,344
Carnival Corp. Company Guar. Notes 6.00% due 05/01/2029*	493,000	442,467
Carnival Corp. Senior Notes 7.63% due 03/01/2026*	290,000	284,200
NCL Corp., Ltd. Senior Notes 3.63% due 12/15/2024*	2,005,000	1,864,650
NCL Corp., Ltd. Company Guar. Notes 5.88% due 03/15/2026*	480,000	443,429
NCL Corp., Ltd. Senior Notes 7.75% due 02/15/2029*	508,000	492,760
Royal Caribbean Cruises, Ltd. Senior Notes 4.25% due 07/01/2026*	1,657,000	1,497,514
Royal Caribbean Cruises, Ltd. Senior Notes 5.50% due 04/01/2028*	319,000	291,088

		6,932,452

Diversified Minerals — 0.5%
FMG Resources August 2006 Pty., Ltd. Company Guar. Notes 4.50% due 09/15/2027*	1,409,000	1,335,027

Finance-Consumer Loans — 0.3%
goeasy, Ltd. Company Guar. Notes 4.38% due 05/01/2026*	863,000	800,432

Internet Financial Services — 0.6%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	1,615,000	1,512,044

Medical-Biomedical/Gene — 0.5%
Grifols Escrow Issuer SA Senior Notes 4.75% due 10/15/2028*	1,480,000	1,350,500

Metal-Aluminum — 0.5%
Constellium SE Company Guar. Notes 5.63% due 06/15/2028*	1,297,000	1,241,877

Metal-Copper — 0.5%
Hudbay Minerals, Inc. Company Guar. Notes 6.13% due 04/01/2029*	1,395,000	1,320,047

Metal-Iron — 0.8%
Mineral Resources, Ltd. Senior Notes 8.00% due 11/01/2027*	228,000	227,145
Mineral Resources, Ltd. Senior Notes 8.13% due 05/01/2027*	1,699,000	1,724,876
Mineral Resources, Ltd. Senior Notes 8.50% due 05/01/2030*	266,000	264,005

		2,216,026

Motion Pictures & Services — 0.7%
Banijay Entertainment SASU Senior Sec. Notes 5.38% due 03/01/2025*	1,825,000	1,794,097

Oil & Gas Drilling — 0.4%
Nabors Industries, Ltd. Company Guar. Notes 7.25% due 01/15/2026*	1,190,000	1,162,975

Oil Companies-Exploration & Production — 0.5%
Strathcona Resources, Ltd. Senior Notes 6.88% due 08/01/2026*	1,522,000	1,472,535

Oil-Field Services — 0.3%
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	833,000	841,330

Retail-Petroleum Products — 0.6%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	1,667,000	1,620,241

Satellite Telecom — 1.1%
Connect Finco SARL/Connect US Finco LLC Senior Sec. Notes 6.75% due 10/01/2026*	1,829,000	1,778,703
Telesat Canada/Telesat LLC Senior Sec. Notes 4.88% due 06/01/2027*	1,426,000	969,680
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	358,000	152,991

		2,901,374

Security Services — 0.9%
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	1,055,000	933,675
Atlas Luxco 4 SARL Senior Sec. Notes 4.63% due 06/01/2028*	453,000	397,508
Garda World Security Corp. Senior Sec. Notes 4.63% due 02/15/2027*	616,000	559,020
Garda World Security Corp. Senior Notes 6.00% due 06/01/2029*	543,000	449,924

		2,340,127

Telecom Services — 0.6%
Iliad Holding SAS Senior Sec. Notes 7.00% due 10/15/2028*	1,720,000	1,625,400

Vitamins & Nutrition Products — 0.2%
Herbalife Nutrition, Ltd./HLF Financing, Inc. Company Guar. Notes 7.88% due 09/01/2025*	626,000	615,828

Total Foreign Corporate Bonds & Notes (cost $53,415,056)		48,890,556

LOANS(1)(2)(3) — 0.0%
E-Commerce/Services — 0.0%
RentPath, Inc. FRS 2nd Lien 1.61% (3ML + 0.00%) due 05/03/2028†(4)(5)(8)(9) (cost $2,221,223)	2,300,941	11,505

COMMON STOCKS — 0.7%
Oil Field Machinery & Equipment — 0.7%
Hi-Crush, Inc.†(4)(5) (cost $917,788)	7,135,885	1,998,048

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.2%
Food-Dairy Products — 0.6%
Land O’ Lakes, Inc. Junior Sub. Notes 7.00% due 09/18/2028*(6)	110,000	111,705
Land O’Lakes Capital Trust I 7.45% due 03/15/2028*	1,310,000	1,467,200

		1,578,905

Transport-Equipment & Leasing — 0.6%
AerCap Global Aviation Trust 6.50% due 06/15/2045*	1,625,000	1,576,250

Total Preferred Securities/Capital Securities (cost $2,913,963)		3,155,155

ESCROWS AND LITIGATION TRUSTS — 0.0%
ION Media Networks, Inc.†(5) (cost $0)	822	2,927

Total Long-Term Investment Securities (cost $285,717,153)		264,001,704

SHORT-TERM INVESTMENT SECURITIES — 0.9%
Registered Investment Companies — 0.9%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35%(7) (cost $2,349,431)	2,349,431	2,349,431

TOTAL INVESTMENTS (cost $288,066,584)	98.5%	266,351,135
Other assets less liabilities	1.5	4,174,157

NET ASSETS	100.0%	$270,525,292

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $218,407,822 representing 80.7% of net assets.

†	Non-income producing security
(1)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(2)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(3)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(4)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered,or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Par/Share	% of Net Assets
Loans
RentPath LLC 2nd Lien 1.61% (3ML + 0.00%) due 05/03/2028	04/06/2021	$2,300,941	$2,221,223	$11,505	$0.01	0.00%
Common Stocks	01/29/2021	54,459	71,830
Hi-Crush, Inc.	12/22/2021	7,081,426	845,958

		7,135,885	917,788	1,998,048	0.28	0.75

				$2,009,553		0.75%

(5)	Securities classified as Level 3 (see Note 1).
(6)	Perpetual maturity - maturity date reflects the next call date.
(7)	The rate shown is the 7-day yield as of April 30, 2022.
(8)	Company has filed for bankruptcy protection.
(9)	Security in default of interest.
(10)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
FRS	— Floating Rate Security

The rates shown on FRS are the current interest rates at April 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

3ML — 3 Month USD LIBOR

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
U.S. Corporate Bonds & Notes	$—	$209,943,513	$—	$209,943,513
Foreign Corporate Bonds & Notes	—	48,890,556	—	48,890,556
Loans	—	—	11,505	11,505
Common Stocks	—	—	1,998,048	1,998,048
Preferred Securities/Capital Securities	—	3,155,155	—	3,155,155
Escrows and Litigation Trusts	—	—	2,927	2,927
Short-Term Investment Securities	2,349,431	—	—	2,349,431

Total Investments at Value	$2,349,431	$261,989,224	$2,012,480	$266,351,135

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Schroders VCP Global Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 46.6%
Australia — 0.4%
Allkem, Ltd.†	10,042	$83,217
Aristocrat Leisure, Ltd.	2,945	68,071
Australia & New Zealand Banking Group, Ltd.	4,467	84,788
Beach Energy, Ltd.	52,510	59,698
BHP Group, Ltd.(LSE)	2,965	99,688
BHP Group, Ltd.(ASE)	13,621	457,813
BlueScope Steel, Ltd.	2,498	35,413
Commonwealth Bank of Australia	1,953	141,489
CSL, Ltd.	474	89,709
Endeavour Group, Ltd.	1,510	8,299
Fortescue Metals Group, Ltd.	10,574	160,303
IGO, Ltd.	3,223	29,704
Iluka Resources, Ltd.	3,957	31,025
Lynas Corp., Ltd.†	2,723	17,120
Macquarie Group, Ltd.	694	99,451
Mineral Resources, Ltd.	986	40,162
National Australia Bank, Ltd.	4,816	109,614
Perseus Mining, Ltd.	27,451	37,883
Pilbara Minerals, Ltd.†	13,032	25,096
Rio Tinto, Ltd.	2,465	195,387
Vicinity Centres	21,657	28,231
Wesfarmers, Ltd.	2,591	89,365
Westpac Banking Corp.	5,503	91,677
Woodside Petroleum, Ltd.	6,463	140,471
Woolworths Group, Ltd.	1,510	40,786

		2,264,460

Austria — 0.2%
Erste Group Bank AG	24,264	749,552
OMV AG	1,519	77,556

		827,108

Belgium — 0.0%
Ageas SA/NV	1,330	63,764
Anheuser-Busch InBev SA NV	1,120	64,574
Solvay SA, Class A	377	35,630

		163,968

Bermuda — 0.1%
Arch Capital Group, Ltd.†	1,334	60,924
Assured Guaranty, Ltd.	941	51,896
Axis Capital Holdings, Ltd.	535	30,671
Essent Group, Ltd.	1,168	47,339
Everest Re Group, Ltd.	308	84,611
Hongkong Land Holdings, Ltd.	7,300	33,984
Invesco, Ltd.	3,328	61,168
Pacific Basin Shipping, Ltd.	42,000	19,344
RenaissanceRe Holdings, Ltd.	463	66,450
Signet Jewelers, Ltd.	411	28,852
Triton International, Ltd.	586	35,799

		521,038

Brazil — 0.3%
B3 SA - Brasil Bolsa Balcao	365,120	982,230
Cia. de Saneamento do Parana (Preference Shares)	17,800	14,041
Engie Brasil Energia SA	3,800	32,205
Raia Drogasil SA	107,414	454,733

		1,483,209

Canada — 1.3%
Advantage Energy, Ltd.†	4,498	37,569
Agnico Eagle Mines, Ltd.	839	48,839
ARC Resources, Ltd.	3,934	54,540
B2Gold Corp.	9,471	40,180
Ballard Power Systems, Inc.†	1,291	10,723
Bank of Montreal	2,982	316,178
Bank of Nova Scotia	1,588	100,560
Barrick Gold Corp.	3,111	69,381
BCE, Inc.	3,826	203,414
BlackBerry, Ltd.†	1,704	9,749
Brookfield Asset Management, Inc., Class A	1,799	89,736
Canadian National Railway Co.	12,821	1,507,801
Canadian Natural Resources, Ltd.	4,863	300,983
Canadian Pacific Railway, Ltd.	4,118	301,225
Canadian Solar, Inc.†	331	9,109
Canfor Corp.†	604	11,510
CI Financial Corp.	4,267	55,636
Constellation Software, Inc.	188	295,887
Crescent Point Energy Corp.	2,941	20,375
Dollarama, Inc.	4,710	261,852
Enbridge, Inc.	1,968	85,880
Fairfax Financial Holdings, Ltd.	136	74,727
First Quantum Minerals, Ltd.	1,621	46,473
Franco-Nevada Corp.	285	43,101
HudBay Minerals, Inc.	1,949	12,486
IGM Financial, Inc.	718	22,753
Imperial Oil, Ltd.	1,528	76,932
Interfor Corp.	499	14,224
Keyera Corp.	1,848	45,846
Magna International, Inc.	1,380	83,166
Manulife Financial Corp.	11,155	218,125
MEG Energy Corp.†	2,383	35,801
National Bank of Canada	1,596	111,465
Nutrien, Ltd.	1,332	130,893
Open Text Corp.	2,133	85,426
Royal Bank of Canada	4,540	458,541
Shopify, Inc., Class A†	102	43,632
Suncor Energy, Inc.	3,499	125,780
TC Energy Corp.	1,517	80,240
Teck Resources, Ltd., Class B	1,286	50,733
Toromont Industries, Ltd.	1,332	117,258
Toronto-Dominion Bank	6,942	501,419
Tourmaline Oil Corp.	1,642	84,564
Vermilion Energy, Inc.	1,848	36,006
West Fraser Timber Co., Ltd.	1,038	91,232

		6,421,950

Cayman Islands — 0.5%
Alibaba Group Holding, Ltd.†	98,500	1,203,847
CK Asset Holdings, Ltd.	19,944	135,018
SITC International Holdings Co., Ltd.	19,000	63,431
Tencent Holdings, Ltd.	26,200	1,228,921
Wharf Real Estate Investment Co., Ltd.	10,000	46,894
Xinyi Glass Holdings, Ltd.	15,000	33,149

		2,711,260

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA ADR	486	35,867

Curacao — 0.3%
Schlumberger NV	32,946	1,285,223

Denmark — 0.4%
AP Moller - Maersk A/S, Series B	38	109,036
Chr. Hansen Holding A/S	406	31,639
Coloplast A/S, Class B	659	88,974
DSV A/S	559	91,311

Novo Nordisk A/S, Class B	6,558	750,051
Orsted A/S*	507	56,889
Pandora A/S	609	52,821
Vestas Wind Systems A/S	35,328	908,888

		2,089,609

Finland — 0.0%
Kesko Oyj, Class B	1,267	31,968
Neste Oyj	776	33,359
Nokia Oyj	7,810	39,744
Nordea Bank Abp	4,464	44,462
UPM-Kymmene Oyj	1,505	51,696

		201,229

France — 1.1%
Air Liquide SA	2,784	480,638
AXA SA	4,316	114,269
BNP Paribas SA	3,560	182,579
Carrefour SA	1,148	24,336
Cie de Saint-Gobain	2,797	162,767
Danone SA	1,101	66,189
Edenred	2,907	145,713
Engie SA	3,078	36,157
EssilorLuxottica SA	429	72,778
Faurecia SE	1,449	31,218
Hermes International	30	36,912
Kering SA	110	58,427
L’Oreal SA	321	116,780
Legrand SA	10,757	949,544
LVMH Moet Hennessy Louis Vuitton SE	278	177,891
Metropole Television SA	1,196	22,120
Pernod Ricard SA	1,505	310,082
Rexel SA†	2,026	41,574
Safran SA	406	43,210
Sanofi	5,848	615,508
Sartorius Stedim Biotech	133	43,291
Schneider Electric SE	7,999	1,139,250
Societe Generale SA	4,747	112,785
TotalEnergies SE	8,648	426,101
Vinci SA	1,100	106,133

		5,516,252

Germany — 1.3%
adidas AG	221	45,013
Allianz SE	604	137,570
BASF SE	1,607	85,424
Bayer AG	1,144	75,404
Bayerische Motoren Werke AG	11,050	914,927
BioNTech SE ADR†	130	18,041
Continental AG	601	41,845
Covestro AG*	861	37,494
Daimler Truck Holding AG†	666	17,995
Delivery Hero SE†*	210	7,482
Deutsche Bank AG†	8,739	89,245
Deutsche Telekom AG	3,782	69,663
E.ON SE	4,413	46,251
HelloFresh SE†	266	11,376
Henkel AG & Co. KGaA (Preference Shares)	2,507	162,096
Infineon Technologies AG	33,623	972,725
Knorr-Bremse AG	8,256	594,875
Mercedes-Benz Group AG	1,133	80,177
Muenchener Rueckversicherungs-Gesellschaft AG	168	40,201
ProSiebenSat.1 Media SE	1,158	13,445
RWE AG	1,088	45,454
SAP SE	12,323	1,271,032
Sartorius AG (Preference Shares)	112	42,424
Siemens AG	10,333	1,285,270
Siemens Energy AG	498	9,642
Volkswagen AG (Preference Shares)	511	80,166
Vonovia SE	787	31,469
Wacker Chemie AG	165	26,612
Zalando SE†*	16,775	665,338

		6,918,656

Guernsey — 0.1%
Amdocs, Ltd.	3,478	277,162

Hong Kong — 0.5%
AIA Group, Ltd.	162,600	1,588,588
Galaxy Entertainment Group, Ltd.	7,000	39,984
Henderson Land Development Co., Ltd.	7,000	28,223
Hong Kong & China Gas Co., Ltd.	42,735	47,083
Hong Kong Exchanges & Clearing, Ltd.	16,900	716,732
Sun Hung Kai Properties, Ltd.	6,500	74,888
Techtronic Industries Co., Ltd.	2,500	33,377

		2,528,875

India — 0.2%
HDFC Bank, Ltd. ADR	19,317	1,066,491
Infosys, Ltd. ADR	4,095	81,368

		1,147,859

Indonesia — 0.0%
Telekomunikasi Indonesia Persero Tbk PT	257,400	82,022

Ireland — 0.6%
Accenture PLC, Class A	3,157	948,236
Adient PLC†	963	32,877
Allegion PLC	2,548	291,084
Aon PLC, Class A	250	71,997
Bank of Ireland Group PLC†	4,318	26,095
CRH PLC	1,844	73,147
Eaton Corp. PLC	776	112,536
Horizon Therapeutics PLC†	1,479	145,770
James Hardie Industries PLC CDI	1,662	47,785
Jazz Pharmaceuticals PLC†	854	136,828
Johnson Controls International PLC	8,029	480,696
Linde PLC	580	180,937
Medtronic PLC	3,318	346,266
Seagate Technology Holdings PLC	2,414	198,045
Smurfit Kappa Group PLC	1,154	48,789
Trane Technologies PLC	528	73,862
Willis Towers Watson PLC	165	35,452

		3,250,402

Isle of Man — 0.0%
Strix Group PLC	3,276	8,575

Israel — 0.1%
Check Point Software Technologies, Ltd.†	2,472	312,189
NICE, Ltd. ADR†	189	39,012
Plus500, Ltd.	2,026	39,628
ZIM Integrated Shipping Services, Ltd.	594	33,044

		423,873

Italy — 0.5%
Anima Holding SpA*	4,767	23,068
Azimut Holding SpA	762	16,042
Enel SpA	10,414	67,306
Eni SpA	9,554	134,062

FinecoBank Banca Fineco SpA	57,390	790,630
Intesa Sanpaolo SpA	516,759	1,039,223
Moncler SpA	2,680	139,199
Prysmian SpA	762	24,705
Recordati Industria Chimica e Farmaceutica SpA	2,218	106,182
Telecom Italia SpA	37,774	10,951
Terna - Rete Elettrica Nazionale SpA	12,800	104,260
UniCredit SpA	3,857	35,177

		2,490,805

Japan — 2.1%
AGC, Inc.	900	33,802
Aisin Corp.	1,700	49,349
Asahi Kasei Corp.	3,200	26,334
Astellas Pharma, Inc.	18,900	287,759
BayCurrent Consulting, Inc.	200	66,109
Bridgestone Corp.	35,900	1,313,982
Chugai Pharmaceutical Co., Ltd.	900	27,010
Daiichi Sankyo Co., Ltd.	2,100	52,776
Daikin Industries, Ltd.	500	76,880
Daiwa House REIT Investment Corp.	24	58,224
Denka Co., Ltd.	800	21,394
Dowa Holdings Co., Ltd.	500	21,345
Eisai Co., Ltd.	400	17,422
FANUC Corp.	200	30,933
Fast Retailing Co., Ltd.	100	45,825
Fujitsu, Ltd.	300	42,413
GS Yuasa Corp.	700	12,179
Hitachi, Ltd.	1,800	83,819
Honda Motor Co., Ltd.	8,000	210,061
Hoya Corp.	700	69,740
Iida Group Holdings Co., Ltd.	1,100	17,588
Inpex Corp.	14,700	173,769
Isuzu Motors, Ltd.	6,100	71,038
ITOCHU Corp.	3,400	102,854
Kajima Corp.	3,800	42,369
Kao Corp.	900	36,193
KDDI Corp.	12,400	411,128
Keyence Corp.	300	121,037
Koei Tecmo Holdings Co, Ltd.	1,200	36,541
Komatsu, Ltd.	4,000	89,736
Lasertec Corp.†	100	13,514
Marubeni Corp.	10,300	112,719
Mazda Motor Corp.	7,600	54,192
Mercari, Inc.†	700	11,280
Mitsubishi Gas Chemical Co., Inc.	2,100	30,863
Mitsubishi UFJ Financial Group, Inc.	38,300	222,594
Mitsui & Co., Ltd.	5,800	140,562
Mitsui Fudosan Co., Ltd.	2,200	46,421
Mitsui OSK Lines, Ltd.	2,400	55,866
Mizuho Financial Group, Inc.	6,500	78,996
Murata Manufacturing Co., Ltd.	800	47,897
NGK Insulators, Ltd.	2,500	33,640
NGK Spark Plug Co., Ltd.	2,700	41,439
Nidec Corp.	700	45,856
Nintendo Co., Ltd.	200	92,172
Nippon Building Fund, Inc.	12	62,171
Nippon Prologis REIT, Inc.	16	44,391
Nippon Telegraph & Telephone Corp.	12,600	372,218
Nippon Yusen KK	1,400	100,459
Nomura Holdings, Inc.	7,500	28,707
Nomura Research Institute, Ltd.	1,700	48,171
Obayashi Corp.	6,600	45,479
OBIC Co., Ltd.	700	103,583
Odakyu Electric Railway Co., Ltd.	1,900	28,839
Olympus Corp.	1,700	30,111
Ono Pharmaceutical Co., Ltd.	9,400	241,177
Oracle Corp. Japan	600	38,654
Oriental Land Co., Ltd.	400	60,206
Orix JREIT, Inc.	29	38,906
Osaka Gas Co., Ltd.	2,600	46,941
Panasonic Holdings Corp.	8,000	71,306
Recruit Holdings Co., Ltd.	31,500	1,161,960
Renesas Electronics Corp.†	3,200	34,262
Rengo Co., Ltd.	1,900	11,253
Rorze Corp.	200	17,545
SCREEN Holdings Co., Ltd.	300	24,576
Sekisui Chemical Co., Ltd.	4,100	55,372
Seven & i Holdings Co., Ltd.	1,500	66,023
Shimano, Inc.	200	34,953
Shin-Etsu Chemical Co., Ltd.	500	68,935
Shinko Electric Industries Co., Ltd.	600	26,062
Shiseido Co., Ltd.	700	32,988
SMC Corp.	1,800	870,024
SoftBank Group Corp.	1,800	72,668
Sony Group Corp.	13,200	1,134,559
Subaru Corp.	4,800	72,214
Sumitomo Corp.	5,000	79,303
Sumitomo Forestry Co., Ltd.	1,100	16,888
Sumitomo Heavy Industries, Ltd.	1,200	25,350
Sumitomo Mitsui Financial Group, Inc.	3,200	96,331
Suzuki Motor Corp.	800	23,996
Sysmex Corp.	400	25,907
Taisei Corp.	1,100	29,827
Takeda Pharmaceutical Co., Ltd.	2,000	58,019
Tokyo Electron, Ltd.	500	212,107
Tokyo Seimitsu Co., Ltd.	700	24,261
Tosoh Corp.	2,100	28,942
Toyota Motor Corp.	27,700	472,007
Toyota Tsusho Corp.	800	28,827
Yamaha Motor Co., Ltd.	2,800	57,803
Yokogawa Electric Corp.	2,200	35,166

		10,937,067

Jersey — 0.1%
Aptiv PLC†	394	41,922
Experian PLC	1,273	44,124
Ferguson PLC	523	65,957
Glencore PLC	14,306	88,185
Janus Henderson Group PLC	1,196	36,454
Man Group PLC	18,291	53,382

		330,024

Luxembourg — 0.0%
APERAM SA	371	14,243
ArcelorMittal SA	1,422	41,510
RTL Group SA	236	12,319

		68,072

Malaysia — 0.0%
Heineken Malaysia Bhd†	1,300	7,083

Marshall Islands — 0.0%
International Seaways, Inc.	1,302	27,511

Mexico — 0.0%
Bolsa Mexicana de Valores SAB de CV	8,559	17,134
Grupo Aeroportuario del Pacifico SAB de CV ADR	286	43,984
Kimberly-Clark de Mexico SAB de CV, Class A	31,800	44,256

		105,374

Netherlands — 0.7%
ABN AMRO Bank NV CVA*	4,108	51,242
Aegon NV	14,012	72,487
Airbus SE	599	65,140
AMG Advanced Metallurgical Group NV	877	34,084
Argenx SE†	130	37,376
ASM International NV	198	59,126
ASML Holding NV	3,681	2,082,595
ASR Nederland NV	1,132	51,226
BE Semiconductor Industries NV	1,236	74,845
Ferrari NV	184	38,811
ING Groep NV	14,680	137,378
Just Eat Takeaway.com NV†*	586	15,807
Koninklijke Ahold Delhaize NV	2,256	66,643
Koninklijke Philips NV	1,379	36,177
LyondellBasell Industries NV, Class A	1,044	110,695
NN Group NV	1,840	89,907
NXP Semiconductors NV	866	147,999
Prosus NV	1,051	50,680
Signify NV*	890	37,579
Stellantis NV	9,376	124,909
Wolters Kluwer NV	2,636	266,632

		3,651,338

New Zealand — 0.0%
Spark New Zealand, Ltd.	19,848	62,824

Norway — 0.3%
Aker BP ASA	2,165	77,574
Equinor ASA	39,901	1,359,736
Norsk Hydro ASA	4,905	41,349
Yara International ASA	1,925	97,902

		1,576,561

Puerto Rico — 0.0%
EVERTEC, Inc.	1,158	45,625

Singapore — 0.0%
DBS Group Holdings, Ltd.	3,500	84,774
Oversea-Chinese Banking Corp., Ltd.	5,100	45,221

		129,995

South Africa — 0.0%
Anglo American Platinum, Ltd.	222	24,700
Impala Platinum Holdings, Ltd.	3,383	44,153
Vodacom Group, Ltd.	8,165	78,278

		147,131

South Korea — 0.0%
DB HiTek Co., Ltd.	396	20,879
Kia Corp.	959	63,088
SK Hynix, Inc.	335	29,186

		113,153

Spain — 0.4%
Amadeus IT Group SA†	673	41,964
Banco Bilbao Vizcaya Argentaria SA	17,730	93,294
Banco Santander SA	18,142	53,161
Cellnex Telecom SA*	1,099	51,370
Enagas SA	1,244	26,864
Iberdrola SA	96,913	1,107,301
Industria de Diseno Textil SA	2,137	44,813
Red Electrica Corp. SA	11,186	224,768
Repsol SA	11,394	170,961

		1,814,496

Sweden — 0.5%
Assa Abloy AB, Class B	2,764	69,730
Atlas Copco AB, Class A	4,227	191,423
Boliden AB	735	32,138
Epiroc AB, Class A	4,337	88,202
Essity AB, Class B	6,185	164,721
Evolution AB*	289	29,718
Hennes & Mauritz AB, Class B	1,127	14,177
Lundin Energy AB	2,210	91,429
Sagax AB, Class B	1,698	42,864
Skandinaviska Enskilda Banken AB, Class A	11,108	124,211
Svenska Handelsbanken AB, Class A	122,809	1,237,950
Swedish Match AB	5,318	42,378
Telefonaktiebolaget LM Ericsson, Class B	14,134	113,497
Thule Group AB*	2,458	84,941
Volvo AB, Class B	2,924	46,405

		2,373,784

Switzerland — 2.3%
ABB, Ltd.	3,784	113,351
Alcon, Inc.	12,300	872,682
Bachem Holding AG	34	14,797
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	88	984,588
Chubb, Ltd.	2,206	455,429
Cie Financiere Richemont SA	7,704	895,535
Credit Suisse Group AG	13,317	90,056
Givaudan SA	24	95,372
Julius Baer Group, Ltd.	2,218	106,057
Lonza Group AG	1,451	851,876
Nestle SA	22,767	2,939,344
Novartis AG	7,176	634,842
Partners Group Holding AG	69	73,115
Roche Holding AG	6,557	2,428,494
Sika AG	2,609	793,341
Straumann Holding AG	780	91,975
Swisscom AG	301	178,270
UBS Group AG	16,524	279,560
Zurich Insurance Group AG	284	129,174

		12,027,858

Taiwan — 0.4%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	21,729	2,019,276

United Kingdom — 3.7%
Admiral Group PLC	4,335	135,882
AJ Bell PLC	3,114	9,692
Anglo American PLC	2,036	90,349
Antofagasta PLC	1,491	28,676
Ashtead Group PLC	1,159	59,922
AstraZeneca PLC	17,168	2,280,629
Auto Trader Group PLC*	20,465	161,726
Aviva PLC	11,678	62,700
BAE Systems PLC	5,442	50,690
Barclays PLC	84,721	154,804
BP PLC	59,680	291,393
British American Tobacco PLC	2,351	99,078
Britvic PLC	5,778	61,716
Bunzl PLC	22,737	880,598
Burberry Group PLC	41,607	818,195
Compass Group PLC	2,414	50,848
Cushman & Wakefield PLC†	946	16,933
Diageo PLC	31,080	1,540,172
Drax Group PLC	6,256	63,005

Gamma Communications PLC	865	12,949
GlaxoSmithKline PLC	91,114	2,051,622
Harbour Energy PLC	3,768	23,691
Hargreaves Lansdown PLC	8,098	92,089
HSBC Holdings PLC (SEHK)	210,142	1,311,668
HSBC Holdings PLC (OTC US)	11,200	67,914
IG Group Holdings PLC	8,832	90,178
Imperial Brands PLC	2,052	42,836
InterContinental Hotels Group PLC	1,481	94,549
Intertek Group PLC	1,866	116,292
ITV PLC	56,697	52,416
Johnson Matthey PLC	2,039	56,262
Legal & General Group PLC	37,785	117,503
Liberty Global PLC, Class A†	1,246	28,359
Lloyds Banking Group PLC	318,184	179,388
London Stock Exchange Group PLC	455	45,148
Moneysupermarket.com Group PLC	4,406	9,657
National Grid PLC	62,484	929,023
Natwest Group PLC	36,933	99,296
Pets at Home Group PLC	5,951	23,055
Prudential PLC	3,767	46,826
Rathbone Brothers PLC	817	21,466
Reckitt Benckiser Group PLC	16,688	1,301,859
RELX PLC	43,397	1,296,070
Rio Tinto PLC	5,327	377,854
Sage Group PLC	4,387	40,366
Shell PLC (XAMS)	56,555	1,528,898
Shell PLC (LSE)	24,368	659,547
Standard Chartered PLC	20,158	138,095
Tronox Holdings PLC, Class A	860	14,792
Unilever PLC	9,904	460,021
United Utilities Group PLC	858	12,346
Vodafone Group PLC	502,849	760,767

		18,959,810

United States — 28.2%
10X Genomics, Inc., Class A†	353	16,859
3M Co.	5,747	828,832
Abbott Laboratories	6,256	710,056
AbbVie, Inc.	4,680	687,398
Activision Blizzard, Inc.	5,114	386,618
Adobe, Inc.†	2,584	1,023,135
Advanced Micro Devices, Inc.†	7,020	600,350
Affiliated Managers Group, Inc.	653	81,997
AGCO Corp.	225	28,665
Agilent Technologies, Inc.	1,123	133,940
Air Products & Chemicals, Inc.	299	69,987
Albemarle Corp.	358	69,033
Albertsons Cos., Inc., Class A	1,193	37,317
Alcoa Corp.	503	34,103
Align Technology, Inc.†	267	77,406
Alleghany Corp.†	126	105,399
Allison Transmission Holdings, Inc.	1,293	48,410
Allstate Corp.	321	40,619
Alnylam Pharmaceuticals, Inc.†	236	31,489
Alphabet, Inc., Class A†	1,926	4,395,498
Alphabet, Inc., Class C†	998	2,294,731
Altria Group, Inc.	1,871	103,971
Amazon.com, Inc.†	1,752	4,354,824
AMC Entertainment Holdings, Inc., Class A†	705	10,787
AMC Networks, Inc., Class A†	403	13,150
American Eagle Outfitters, Inc.	1,522	22,997
American Express Co.	4,574	799,124
American Tower Corp.	1,304	314,290
American Water Works Co., Inc.	1,459	224,803
Ameriprise Financial, Inc.	733	194,604
AMETEK, Inc.	2,729	344,564
Amgen, Inc.	2,663	620,985
Amkor Technology, Inc.	696	13,092
Analog Devices, Inc.	1,747	269,702
Anthem, Inc.	251	125,984
APA Corp.	1,279	52,349
Apple, Inc.	53,310	8,404,321
Applied Materials, Inc.	2,861	315,711
ArcBest Corp.	282	20,349
Archer-Daniels-Midland Co.	3,550	317,938
Argonaut Gold, Inc.†	10,300	17,238
Arista Networks, Inc.†	2,097	242,350
Array Technologies, Inc.†	1,114	7,274
Arrow Electronics, Inc.†	563	66,355
Artisan Partners Asset Management, Inc., Class A	1,137	36,543
AT&T, Inc.	35,999	678,941
Atkore, Inc.†	1,010	97,061
Atlas Air Worldwide Holdings, Inc.†	356	24,543
Autodesk, Inc.†	312	59,055
Automatic Data Processing, Inc.	2,111	460,578
AutoNation, Inc.†	533	61,780
AutoZone, Inc.†	123	240,523
Avnet, Inc.	1,134	49,510
Axcelis Technologies, Inc.†	315	17,152
Ball Corp.	7,542	612,109
Bank of America Corp.	21,778	777,039
Bank of New York Mellon Corp.	5,118	215,263
Bank OZK	1,091	41,916
Baxter International, Inc.	694	49,316
Becton Dickinson & Co.	307	75,887
Berkshire Hathaway, Inc., Class B†	2,041	658,896
Bill.com Holdings, Inc.†	107	18,266
Bio-Techne Corp.	199	75,558
Biogen, Inc.†	190	39,414
Black Knight, Inc.†	1,136	74,737
BlackRock, Inc.	751	469,135
Blackstone, Inc., Class A	644	65,411
Block, Inc., Class A†	2,090	208,039
Boeing Co.†	530	78,885
Boise Cascade Co.	580	43,836
Booking Holdings, Inc.†	1,101	2,433,551
BorgWarner, Inc.	2,179	80,253
Boston Scientific Corp.†	1,776	74,787
Bristol-Myers Squibb Co.	21,064	1,585,487
Broadcom, Inc.	1,193	661,387
Brown-Forman Corp., Class B	988	66,631
Builders FirstSource, Inc.†	676	41,621
Caesars Entertainment, Inc.†	345	22,867
Capital One Financial Corp.	1,613	201,012
Carvana Co.†	114	6,607
Caterpillar, Inc.	4,223	889,110
Celanese Corp.	273	40,115
Centene Corp.†	815	65,648
Cerner Corp.	653	61,147
Charles Schwab Corp.	12,489	828,395
Charter Communications, Inc., Class A†	718	307,656
Chemours Co.	1,118	36,972
Chevron Corp.	2,302	360,654
Chipotle Mexican Grill, Inc.†	43	62,591
Cigna Corp.	1,018	251,222
Cintas Corp.	122	48,466
Cisco Systems, Inc.	14,596	714,912

Citigroup, Inc.	6,045	291,429
Clorox Co.	123	17,647
Cloudflare, Inc., Class A†	337	29,029
CME Group, Inc.	338	74,137
Coca-Cola Co.	13,361	863,254
Cognizant Technology Solutions Corp., Class A	723	58,491
Colgate-Palmolive Co.	3,128	241,012
Comcast Corp., Class A	25,352	1,007,996
Conagra Brands, Inc.	791	27,630
ConocoPhillips	21,529	2,056,450
Constellation Energy Corp.	584	34,579
Corning, Inc.	2,283	80,339
Corteva, Inc.	13,612	785,276
CoStar Group, Inc.†	660	41,989
Costco Wholesale Corp.	2,478	1,317,602
Coterra Energy, Inc.	31,114	895,772
Crocs, Inc.†	1,416	94,065
Crowdstrike Holdings, Inc., Class A†	2,400	477,024
Crown Castle International Corp.	400	74,084
CSX Corp.	3,592	123,349
CVS Health Corp.	1,182	113,626
D.R. Horton, Inc.	1,850	128,742
Danaher Corp.	4,236	1,063,787
Darling Ingredients, Inc.†	851	62,455
Datadog, Inc., Class A†	228	27,538
DaVita, Inc.†	1,442	156,270
Deckers Outdoor Corp.†	1,398	371,518
Deere & Co.	1,777	670,906
Devon Energy Corp.	2,271	132,104
DexCom, Inc.†	663	270,889
Diamondback Energy, Inc.	511	64,504
Digital Realty Trust, Inc.	346	50,558
Discover Financial Services	1,329	149,459
DocuSign, Inc.†	308	24,948
Dollar General Corp.	2,192	520,666
Dollar Tree, Inc.†	377	61,244
Dominion Energy, Inc.	1,131	92,335
Dow, Inc.	1,309	87,049
DraftKings, Inc., Class A†	921	12,599
Dropbox, Inc., Class A†	2,319	50,438
Duke Energy Corp.	649	71,494
DuPont de Nemours, Inc.	849	55,975
eBay, Inc.	3,568	185,251
Ecolab, Inc.	357	60,454
Edison International	572	39,348
Edwards Lifesciences Corp.†	8,638	913,728
Electronic Arts, Inc.	1,157	136,584
Eli Lilly & Co.	5,761	1,682,961
Emerson Electric Co.	6,537	589,507
Encore Wire Corp.	159	17,937
EnerSys	198	12,961
Enphase Energy, Inc.†	802	129,443
EOG Resources, Inc.	2,826	329,964
Equinix, Inc.	104	74,784
Equity LifeStyle Properties, Inc.	1,437	111,051
Estee Lauder Cos., Inc., Class A	1,290	340,637
Etsy, Inc.†	502	46,781
Evergy, Inc.	1,512	102,589
Eversource Energy	909	79,447
Exact Sciences Corp.†	248	13,652
Exelon Corp.	1,753	82,005
Extra Space Storage, Inc.	1,656	314,640
Exxon Mobil Corp.	5,655	482,089
FactSet Research Systems, Inc.	657	265,093
Fastenal Co.	3,074	170,023
Federated Hermes, Inc.	2,777	79,089
FedEx Corp.	335	66,578
Fidelity National Information Services, Inc.	849	84,178
Fifth Third Bancorp	1,988	74,610
First Solar, Inc.†	4,244	309,939
Fiserv, Inc.†	757	74,125
Floor & Decor Holdings, Inc., Class A†	3,018	240,595
Ford Motor Co.	5,212	73,802
Fortinet, Inc.†	594	171,672
Fox Corp., Class A	2,686	96,266
Franklin Resources, Inc.	2,527	62,139
Freeport-McMoRan, Inc.	11,307	458,499
Frontdoor, Inc.†	1,222	37,772
Gartner, Inc.†	124	36,028
Generac Holdings, Inc.†	81	17,770
General Dynamics Corp.	417	98,633
General Electric Co.	959	71,493
General Mills, Inc.	3,146	222,517
General Motors Co.†	8,245	312,568
Gilead Sciences, Inc.	4,409	261,630
Global Payments, Inc.	602	82,462
Goldman Sachs Group, Inc.	342	104,478
GoodRx Holdings, Inc., Class A†	1,385	18,767
Graco, Inc.	1,340	83,107
GrafTech International, Ltd.	1,673	15,191
Graphic Packaging Holding Co.	2,617	57,051
H&R Block, Inc.	2,400	62,568
Hamilton Lane, Inc., Class A	651	44,646
Hanesbrands, Inc.	2,302	30,525
Harley-Davidson, Inc.	1,074	39,147
Hartford Financial Services Group, Inc.	917	64,126
HCA Healthcare, Inc.	3,904	837,603
HEICO Corp.	282	39,827
Henry Schein, Inc.†	622	50,444
Herc Holdings, Inc.	221	28,248
Hershey Co.	947	213,804
Hess Corp.	863	88,949
Hewlett Packard Enterprise Co.	6,045	93,153
Hf Sinclair Corp Common Stock†	1,593	60,566
Hibbett, Inc.	240	10,363
Home Depot, Inc.	4,712	1,415,485
Honeywell International, Inc.	681	131,780
Houlihan Lokey, Inc.	1,100	91,619
Howmet Aerospace, Inc.	830	28,320
HP, Inc.	5,773	211,465
HubSpot, Inc.†	54	20,489
Humana, Inc.	168	74,686
Huntington Ingalls Industries, Inc.	88	18,721
Huntsman Corp.	1,540	52,160
IAC/InterActiveCorp†	218	18,068
IDEX Corp.	1,192	226,265
IDEXX Laboratories, Inc.†	1,095	471,376
Illinois Tool Works, Inc.	1,718	338,635
Illumina, Inc.†	692	205,282
Incyte Corp.†	363	27,210
Intel Corp.	3,543	154,439
Intercontinental Exchange, Inc.	650	75,277
International Business Machines Corp.	803	106,165
International Flavors & Fragrances, Inc.	224	27,171
International Paper Co.	1,690	78,213
Intuit, Inc.	1,909	799,394
Intuitive Surgical, Inc.†	448	107,206
IQVIA Holdings, Inc.†	277	60,383
Jabil, Inc.	447	25,805
Jack Henry & Associates, Inc.	581	110,146

JELD-WEN Holding, Inc.†	935	19,439
Johnson & Johnson	16,869	3,044,180
JPMorgan Chase & Co.	18,683	2,230,003
Juniper Networks, Inc.	1,375	43,340
KeyCorp	2,209	42,656
Keysight Technologies, Inc.†	484	67,891
Kimberly-Clark Corp.	2,008	278,771
Kinder Morgan, Inc.	3,629	65,866
KLA Corp.	842	268,817
Kohl’s Corp.	777	44,973
Kraft Heinz Co.	941	40,115
Kroger Co.	1,004	54,176
Kulicke & Soffa Industries, Inc.	931	43,208
L3Harris Technologies, Inc.	299	69,446
Lam Research Corp.	1,647	767,107
Laredo Petroleum, Inc.†	228	16,236
Las Vegas Sands Corp.†	746	26,431
Lear Corp.	504	64,482
Lennar Corp., Class A	1,290	98,672
Liberty Broadband Corp., Class C†	536	59,936
Liberty Media Corp. - Liberty Formula One, Series C†	1,283	79,969
Lincoln National Corp.	1,157	69,594
Lockheed Martin Corp.	1,191	514,655
Loews Corp.	2,798	175,826
Louisiana-Pacific Corp.	963	62,133
Lowe’s Cos., Inc.	716	141,575
Lululemon Athletica, Inc.†	4,177	1,481,290
Malibu Boats, Inc., Class A†	368	18,507
Marathon Petroleum Corp.	900	78,534
Markel Corp.†	65	87,963
Marriott International, Inc., Class A†	547	97,103
Marsh & McLennan Cos., Inc.	4,214	681,404
Marvell Technology, Inc.	5,073	294,640
Masco Corp.	2,812	148,164
Mastercard, Inc., Class A	4,458	1,619,948
Match Group, Inc.†	1,024	81,050
McDonald’s Corp.	2,829	704,874
McKesson Corp.	247	76,474
MDC Holdings, Inc.	787	29,048
Medpace Holdings, Inc.†	244	32,591
MercadoLibre, Inc.†	1,130	1,100,202
Merck & Co., Inc.	10,206	905,170
Meritage Homes Corp.†	404	33,350
Meta Platforms, Inc., Class A†	6,043	1,211,440
MetLife, Inc.	1,776	116,648
Mettler-Toledo International, Inc.†	153	195,462
MGIC Investment Corp.	2,754	35,967
Microchip Technology, Inc.	2,932	191,166
Micron Technology, Inc.	3,778	257,622
Microsoft Corp.	30,847	8,560,659
Moderna, Inc.†	356	47,850
Mondelez International, Inc., Class A	10,121	652,602
MongoDB, Inc.†	74	26,265
Monster Beverage Corp.†	3,554	304,507
Moody’s Corp.	3,365	1,064,955
Morgan Stanley	14,586	1,175,486
Mosaic Co.	1,738	108,486
MSCI, Inc.	90	37,913
Nasdaq, Inc.	2,001	314,897
NetApp, Inc.	2,368	173,456
Netflix, Inc.†	1,375	261,745
Newmont Corp.	1,766	128,653
Nexstar Media Group, Inc., Class A	607	96,161
NextEra Energy, Inc.	12,340	876,387
NIKE, Inc., Class B	6,785	846,089
NMI Holdings, Inc., Class A†	827	15,200
Norfolk Southern Corp.	332	85,616
Northern Trust Corp.	870	89,654
NortonLifeLock, Inc.	2,362	59,144
Novavax, Inc.†	139	6,265
Nucor Corp.	472	73,056
NVIDIA Corp.	7,063	1,309,975
NVR, Inc.†	76	332,592
O’Reilly Automotive, Inc.†	1,237	750,302
Oasis Petroleum, Inc.	189	25,073
Okta, Inc.†	363	43,310
Old Dominion Freight Line, Inc.	412	115,409
Old Republic International Corp.	2,160	47,542
Omnicom Group, Inc.	3,575	272,165
Oracle Corp.	8,555	627,937
Otis Worldwide Corp.	3,056	222,599
Ovintiv, Inc.	1,759	90,043
Owens Corning	550	50,012
Palantir Technologies, Inc.†	1,877	19,521
Palo Alto Networks, Inc.†	383	214,970
Park Hotels & Resorts, Inc.	2,471	48,703
Parker-Hannifin Corp.	1,781	482,330
Paychex, Inc.	1,463	185,406
PayPal Holdings, Inc.†	4,501	395,773
Peloton Interactive, Inc., Class A†	308	5,408
PepsiCo, Inc.	12,376	2,125,083
Pfizer, Inc.	31,338	1,537,756
Philip Morris International, Inc.	1,513	151,300
Phillips 66	600	52,056
Pinterest, Inc., Class A†	637	13,071
Pioneer Natural Resources Co.	535	124,371
Plug Power, Inc.†	645	13,558
PNC Financial Services Group, Inc.	579	96,172
Power Integrations, Inc.	511	40,880
Primerica, Inc.	902	116,863
Procter & Gamble Co.	10,496	1,685,133
Progress Software Corp.	527	25,285
Progressive Corp.	648	69,569
Prologis, Inc.	892	142,979
Prudential Financial, Inc.	1,009	109,487
Public Storage	587	218,070
PulteGroup, Inc.	1,002	41,844
Qorvo, Inc.†	530	60,303
QUALCOMM, Inc.	4,186	584,742
Qualys, Inc.†	372	50,696
Radian Group, Inc.	2,351	50,288
Range Resources Corp.†	3,229	96,676
Raymond James Financial, Inc.	987	96,193
Raytheon Technologies Corp.	1,673	158,784
Regeneron Pharmaceuticals, Inc.†	395	260,348
Regions Financial Corp.	4,619	95,706
Reinsurance Group of America, Inc.	429	46,040
Republic Services, Inc.	1,660	222,888
ResMed, Inc.	733	146,578
Revolve Group, Inc.†	391	16,524
RingCentral, Inc., Class A†	131	11,115
Rockwell Automation, Inc.	1,007	254,439
Roku, Inc.†	175	16,258
Roper Technologies, Inc.	352	165,412
Ross Stores, Inc.	600	59,862
RPM International, Inc.	411	34,072
S&P Global, Inc.	1,385	521,452
Sabra Health Care REIT, Inc.	1,563	18,256
salesforce.com, Inc.†	2,882	507,059
SBA Communications Corp.	176	61,091
Schnitzer Steel Industries, Inc., Class A	354	16,153

Sealed Air Corp.	9,275	595,548
SEI Investments Co.	1,189	66,251
Sempra Energy	596	96,171
ServiceNow, Inc.†	206	98,489
Sherwin-Williams Co.	1,899	522,149
Signature Bank	1,390	336,727
Silgan Holdings, Inc.	1,991	88,341
Simon Property Group, Inc.	847	99,946
Skyworks Solutions, Inc.	1,462	165,645
SM Energy Co.	1,068	37,946
Snap, Inc., Class A†	1,170	33,298
Snowflake, Inc., Class A†	229	39,260
SolarEdge Technologies, Inc.†	402	100,665
Sonoco Products Co.	1,903	117,815
Southern Co.	1,401	102,819
Southwest Airlines Co.†	4,012	187,441
Splunk, Inc.†	258	31,481
SS&C Technologies Holdings, Inc.	715	46,232
Starbucks Corp.	1,253	93,524
State Street Corp.	3,096	207,339
Steel Dynamics, Inc.	5,497	471,368
Stryker Corp.	1,679	405,076
Synaptics, Inc.†	229	33,993
Synchrony Financial	1,418	52,197
Sysco Corp.	750	64,110
T-Mobile US, Inc.†	518	63,787
T. Rowe Price Group, Inc.	1,569	193,050
Take-Two Interactive Software, Inc.†	234	27,965
Tapestry, Inc.	818	26,929
Target Corp.	774	176,975
Taylor Morrison Home Corp.†	774	20,271
Terex Corp.	675	22,950
Tesla, Inc.†	1,767	1,538,633
Texas Instruments, Inc.	10,287	1,751,362
Thermo Fisher Scientific, Inc.	1,728	955,446
TJX Cos., Inc.	1,495	91,614
Toll Brothers, Inc.	633	29,352
TopBuild Corp.†	2,012	364,454
Toro Co.	972	77,886
Tractor Supply Co.	2,166	436,341
Trade Desk, Inc., Class A†	572	33,702
TransDigm Group, Inc.†	89	52,938
Tri Pointe Homes, Inc.†	1,321	27,305
Truist Financial Corp.	5,038	243,587
Twilio, Inc., Class A†	255	28,514
Twitter, Inc.†	1,012	49,608
Uber Technologies, Inc.†	8,536	268,713
Union Pacific Corp.	6,802	1,593,641
United Parcel Service, Inc., Class B	3,601	648,108
United Therapeutics Corp.†	418	74,220
UnitedHealth Group, Inc.	5,253	2,671,413
Universal Health Services, Inc., Class B	375	45,949
Unum Group	2,515	76,758
US Bancorp	17,035	827,220
Valero Energy Corp.	617	68,783
Veeva Systems, Inc., Class A†	471	85,698
Ventas, Inc.	817	45,384
VeriSign, Inc.†	272	48,604
Verisk Analytics, Inc.	639	130,388
Verizon Communications, Inc.	15,830	732,929
Vertex Pharmaceuticals, Inc.†	334	91,255
VF Corp.	600	31,200
Viatris, Inc.	1,790	18,491
Visa, Inc., Class A	11,007	2,345,922
VMware, Inc., Class A	528	57,045
Vontier Corp.	3,001	76,886
Vulcan Materials Co.	2,623	451,917
Walgreens Boots Alliance, Inc.	961	40,746
Walmart, Inc.	4,206	643,476
Walt Disney Co.†	3,701	413,143
Warner Bros. Discovery, Inc.†	13,282	241,068
Waste Management, Inc.	3,623	595,766
Waters Corp.†	803	243,325
Wayfair, Inc., Class A†	85	6,540
WEC Energy Group, Inc.	340	34,017
Wells Fargo & Co.	6,181	269,677
Welltower, Inc.	973	88,358
WESCO International, Inc.†	198	24,405
West Pharmaceutical Services, Inc.	1,246	392,565
Western Digital Corp.†	1,290	68,460
Westlake Chemical Corp.	444	56,188
WestRock Co.	792	39,228
Weyerhaeuser Co.	1,864	76,834
Whirlpool Corp.	285	51,733
Workday, Inc., Class A†	305	63,044
WW Grainger, Inc.	634	317,019
Wyndham Hotels & Resorts, Inc.	6,914	608,155
XPO Logistics, Inc.†	4,571	245,874
Yum! Brands, Inc.	590	69,036
Zebra Technologies Corp., Class A†	1,034	382,228
Zimmer Biomet Holdings, Inc.	341	41,176
Zoetis, Inc.	753	133,469
Zoom Video Communications, Inc., Class A†	243	24,196
Zscaler, Inc.†	323	65,485

		145,549,840

Total Common Stocks (cost $236,219,999)		240,596,224

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.7%
United States — 1.7%
Bank of America Corp. 4.38% due 01/27/2027(1)	2,251,000	1,992,135
JPMorgan Chase & Co. Series KK 3.65% due 06/01/2026(1)	1,215,000	1,090,462
M&T Bank Corp. Series F 5.13% due 11/01/2026(1)	617,000	606,203
Prudential Financial, Inc. 4.50% due 09/15/2047	642,000	608,776
Stanley Black & Decker, Inc. 4.00% due 03/15/2060	813,000	776,415
Truist Financial Corp. Series N 4.80% due 09/01/2024(1)	3,592,000	3,394,440
Wells Fargo & Co. 3.90% due 03/15/2026(1)	470,000	428,852

Total Preferred Securities/Capital Securities (cost $9,576,608)		8,897,283

FOREIGN CORPORATE BONDS & NOTES — 9.0%
Australia — 0.1%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	419,000	355,185

British Virgin Islands — 0.4%
TSMC Global, Ltd. Company Guar. Notes 1.25% due 04/23/2026*	2,396,000	2,175,448

Canada — 1.2%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	904,000	807,013
CCL Industries, Inc. Senior Notes 3.05% due 06/01/2030*	765,000	689,960
Cenovus Energy, Inc. Senior Notes 2.65% due 01/15/2032	143,000	121,887
Rogers Communications, Inc. Company Guar. Notes 3.70% due 11/15/2049	652,000	517,392
Rogers Communications, Inc. Company Guar. Notes 4.55% due 03/15/2052*	4,324,000	3,849,030

		5,985,282

Cayman Islands — 0.1%
Avolon Holdings Funding, Ltd. Company Guar. Notes 2.88% due 02/15/2025*	303,000	284,698

France — 0.4%
BPCE SA Senior Notes 2.05% due 10/19/2027*	1,233,000	1,103,806
Societe Generale SA Senior Notes 2.80% due 01/19/2028*	1,165,000	1,050,583

		2,154,389

Germany — 0.6%
Deutsche Bank AG Senior Notes 3.04% due 05/28/2032	1,743,000	1,454,066
Deutsche Bank AG Sub. Notes 3.74% due 01/07/2033	777,000	635,489
Deutsche Bank AG/New York NY Senior Notes 2.31% due 11/16/2027	1,050,000	929,288

		3,018,843

Ireland — 1.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 1.75% due 01/30/2026	3,503,000	3,116,436
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 3.30% due 01/30/2032	2,318,000	1,929,469
Bank of Ireland Group PLC Senior Notes 2.03% due 09/30/2027*	2,190,000	1,929,987
GE Capital International Funding Co. ULC Company Guar. Notes 4.42% due 11/15/2035	810,000	793,493

		7,769,385

Italy — 0.9%
UniCredit SpA Senior Notes 3.13% due 06/03/2032*	5,924,000	4,902,062

Jersey — 0.0%
Aptiv PLC/Aptiv Corp. Company Guar. Notes 3.25% due 03/01/2032	248,000	219,054

Netherlands — 0.2%
JDE Peet’s NV Company Guar. Notes 1.38% due 01/15/2027*	1,213,000	1,058,951

Spain — 0.6%
Banco Santander SA Sub. Notes 2.75% due 12/03/2030	3,600,000	2,945,758

SupraNational — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.40% due 05/01/2030*	108,000	98,501

Switzerland — 1.4%
Credit Suisse Group AG Senior Notes 3.09% due 05/14/2032*	4,619,000	3,871,843
UBS Group AG Senior Notes 1.49% due 08/10/2027*	3,955,000	3,511,686

		7,383,529

United Kingdom — 1.6%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	2,653,000	2,257,737
Anglo American Capital PLC Company Guar. Notes 2.88% due 03/17/2031*	1,169,000	1,006,803
Lloyds Banking Group PLC Senior Notes 3.75% due 03/18/2028	1,026,000	990,970
Natwest Group PLC Senior Notes 1.64% due 06/14/2027	1,500,000	1,334,635
Natwest Group PLC Senior Notes 3.07% due 05/22/2028	729,000	676,213
Prudential PLC Senior Notes 3.63% due 03/24/2032	2,153,000	2,018,373

		8,284,731

Total Foreign Corporate Bonds & Notes (cost $53,651,017)		46,635,816

U.S. CORPORATE BONDS & NOTES — 25.8%
United States — 25.8%
AES Corp. Senior Notes 2.45% due 01/15/2031	1,179,000	977,518
Alexandria Real Estate Equities, Inc. Company Guar. Notes 2.95% due 03/15/2034	403,000	350,256

American Express Co. Senior Notes 4.05% due 05/03/2029	2,082,000	2,064,443
American Tower Corp. Senior Notes 2.10% due 06/15/2030	3,150,000	2,588,646
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.44% due 10/06/2048	1,391,000	1,281,010
Ashtead Capital, Inc. Company Guar. Notes 4.00% due 05/01/2028*	716,000	682,477
AT&T, Inc. Senior Notes 4.85% due 03/01/2039	990,000	987,082
Bank of America Corp. Senior Notes 1.90% due 07/23/2031	2,482,000	2,030,392
Bank of America Corp. Senior Notes 2.88% due 10/22/2030	3,732,000	3,337,372
Barrick North America Finance LLC Company Guar. Notes 5.75% due 05/01/2043	1,058,000	1,168,335
Baxter International Inc Senior Notes 2.54% due 02/01/2032*	1,422,000	1,213,256
Boeing Co. Senior Notes 2.20% due 02/04/2026	3,585,000	3,270,275
Boston Properties LP Senior Notes 2.55% due 04/01/2032	715,000	599,597
Boston Properties LP Senior Notes 3.25% due 01/30/2031	2,234,000	2,027,145
Boston Properties LP Senior Notes 3.40% due 06/21/2029	750,000	701,214
Carrier Global Corp. Senior Notes 2.70% due 02/15/2031	2,423,000	2,111,461
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	2,944,000	2,082,918
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.90% due 06/01/2052	699,000	508,631
Cheniere Corpus Christi Holdings LLC Senior Sec. Notes 3.70% due 11/15/2029	700,000	659,197
Cigna Corp. Senior Notes 2.38% due 03/15/2031	3,524,000	3,019,827
Comcast Corp. Company Guar. Notes 2.89% due 11/01/2051*	541,000	400,934
Continental Resources, Inc. Company Guar. Notes 2.88% due 04/01/2032*	981,000	810,615
Continental Resources, Inc. Company Guar. Notes 4.38% due 01/15/2028	812,000	791,473
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	3,419,000	2,814,831
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	466,000	472,651
Danaher Corp. Senior Notes 2.80% due 12/10/2051	1,190,000	883,183
Dell International LLC/EMC Corp. Senior Notes 4.90% due 10/01/2026	1,490,000	1,522,059
Diamondback Energy, Inc. Company Guar. Notes 3.13% due 03/24/2031	1,134,000	1,010,955
Diamondback Energy, Inc. Company Guar. Notes 4.25% due 03/15/2052	1,050,000	921,936
Digital Realty Trust LP Company Guar. Notes 3.60% due 07/01/2029	3,230,000	3,047,144
Discovery Communications LLC Company Guar. Notes 3.95% due 03/20/2028	561,000	539,910
Discovery Communications LLC Company Guar. Notes 4.00% due 09/15/2055	2,339,000	1,759,803
Duke Energy Carolinas LLC 1st. Mtg. Notes 3.55% due 03/15/2052	305,000	263,737
Electronic Arts, Inc. Senior Notes 1.85% due 02/15/2031	2,147,000	1,783,033
Energy Transfer LP Senior Notes 4.40% due 03/15/2027	712,000	706,740
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	750,000	762,462
EQT Corp. Senior Notes 3.90% due 10/01/2027	1,972,000	1,888,131
Equinix, Inc. Senior Notes 2.15% due 07/15/2030	1,661,000	1,381,482
Equinix, Inc. Senior Notes 3.90% due 04/15/2032	508,000	477,212
Equitable Financial Life Global Funding Sec. Notes 1.80% due 03/08/2028*	2,038,000	1,786,849
Equitable Holdings, Inc. Senior Notes 4.35% due 04/20/2028	302,000	300,728
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	1,119,000	966,089

Eversource Energy Senior Notes 1.65% due 08/15/2030	232,000	187,027
Fidelity National Information Services, Inc. Senior Notes 2.25% due 03/01/2031	2,334,000	1,958,616
Fifth Third Bancorp Senior Notes 4.34% due 04/25/2033	518,000	515,948
Flowers Foods, Inc. Senior Notes 2.40% due 03/15/2031	496,000	419,201
Goldman Sachs Group, Inc. Senior Notes 1.95% due 10/21/2027	679,000	610,322
HCA, Inc. Senior Sec. Bonds 4.63% due 03/15/2052*	1,277,000	1,118,076
Hess Corp. Senior Notes 4.30% due 04/01/2027	2,965,000	2,940,108
High Street Funding Trust II Senior Notes 4.68% due 02/15/2048*	395,000	394,971
Highwoods Realty LP Senior Notes 4.20% due 04/15/2029	439,000	432,682
JPMorgan Chase & Co. Senior Notes 2.58% due 04/22/2032	1,132,000	970,413
JPMorgan Chase & Co. Senior Notes 3.70% due 05/06/2030	1,000,000	951,301
JPMorgan Chase & Co. Senior Notes 4.08% due 04/26/2026	4,960,000	4,955,846
Las Vegas Sands Corp. Senior Notes 3.20% due 08/08/2024	1,509,000	1,449,777
Magallanes, Inc. Company Guar. Bonds 5.05% due 03/15/2042*	792,000	721,351
Magallanes, Inc. Company Guar. Bonds 5.14% due 03/15/2052*	459,000	412,016
Magallanes, Inc. Company Guar. Bonds 5.39% due 03/15/2062*	600,000	534,253
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	1,785,000	2,001,964
Marathon Petroleum Corp. Senior Notes 4.50% due 04/01/2048	864,000	762,168
Mid-America Apartments LP Senior Notes 2.75% due 03/15/2030	894,000	808,915
Morgan Stanley Senior Notes 1.59% due 05/04/2027	2,000,000	1,799,849
Morgan Stanley Senior Notes 1.93% due 04/28/2032	858,000	692,004
Morgan Stanley Senior Notes 2.70% due 01/22/2031	1,439,000	1,266,032
Motorola Solutions, Inc. Senior Notes 2.75% due 05/24/2031	2,313,000	1,931,840
MPLX LP Senior Notes 4.50% due 04/15/2038	750,000	691,012
MPLX LP Senior Notes 4.95% due 03/14/2052	2,403,000	2,201,281
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.44% due 01/15/2032	494,000	419,879
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	1,408,000	1,111,686
NRG Energy, Inc. Senior Sec. Notes 2.45% due 12/02/2027*	2,326,000	2,062,202
Nucor Corp. Senior Notes 3.13% due 04/01/2032	553,000	498,424
Occidental Petroleum Corp. Senior Notes 3.20% due 08/15/2026	1,013,000	952,220
Omega Healthcare Investors, Inc. Company Guar. Notes 3.38% due 02/01/2031	2,500,000	2,095,149
ONEOK, Inc. Company Guar. Notes 4.35% due 03/15/2029	250,000	242,965
Oracle Corp. Senior Notes 3.60% due 04/01/2050	431,000	309,828
Otis Worldwide Corp. Senior Notes 2.57% due 02/15/2030	2,318,000	2,035,011
Pacific Gas & Electric Co. 1st Mtg. Bonds 3.30% due 08/01/2040	419,000	306,038
PG&E Energy Recovery Funding LLC Senior Sec. Bonds 2.28% due 01/15/2038	644,000	537,545
PG&E Energy Recovery Funding LLC Senior Sec. Bonds 2.82% due 07/15/2048	853,000	695,114
Phillips 66 Partners LP Senior Notes 3.75% due 03/01/2028	3,171,000	3,083,192
Piedmont Operating Partnership LP Company Guar. Notes 3.15% due 08/15/2030	699,000	612,963
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.55% due 12/15/2029	501,000	456,849
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 3.80% due 09/15/2030	417,000	386,401
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.70% due 06/15/2044	2,553,000	2,133,329

Progressive Corp. Senior Notes 3.70% due 03/15/2052	505,000	444,044
Quanta Services, Inc. Senior Notes 2.90% due 10/01/2030	885,000	773,083
Quanta Services, Inc. Senior Bonds 3.05% due 10/01/2041	259,000	194,920
Republic Services, Inc. Senior Notes 1.45% due 02/15/2031	686,000	545,710
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	2,408,000	1,985,675
S&P Global, Inc. Company Guar. Notes 3.70% due 03/01/2052*	1,127,000	986,159
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	2,072,000	2,034,148
Sempra Energy Senior Notes 3.80% due 02/01/2038	887,000	810,284
Sherwin-Williams Co. Senior Notes 2.30% due 05/15/2030	750,000	651,575
Southern California Edison Co. 1st Mtg. Bonds 4.20% due 03/01/2029	1,000,000	983,435
T-Mobile USA, Inc. Senior Sec. Notes 3.88% due 04/15/2030	3,816,000	3,617,981
Take-Two Interactive Software, Inc. Senior Notes 3.55% due 04/14/2025	872,000	863,928
Targa Resources Corp. Company Guar. Notes 4.20% due 02/01/2033	1,034,000	981,282
Tractor Supply Co. Senior Notes 1.75% due 11/01/2030	2,428,000	1,970,676
Verizon Communications, Inc. Senior Notes 3.55% due 03/22/2051	2,143,000	1,768,276
VICI Properties LP Senior Notes 4.38% due 05/15/2025	708,000	707,009
VMware, Inc. Senior Notes 1.80% due 08/15/2028	4,549,000	3,867,858
Wells Fargo & Co. Senior Notes 2.88% due 10/30/2030	2,171,000	1,947,971
Wells Fargo & Co. Senior Notes 3.35% due 03/02/2033	1,269,000	1,154,483
Westlake Chemical Corp. Senior Notes 3.38% due 06/15/2030	1,000,000	927,942
Xylem, Inc. Senior Notes 2.25% due 01/30/2031	680,000	589,849

Total U.S. Corporate Bonds & Notes (cost $153,046,690)		133,425,065

EXCHANGE-TRADED FUNDS — 1.9%
iShares Global Clean Energy ETF	27,519	518,458
SPDR Bloomberg Barclays Emerging Markets Local Bond ETF	250,196	5,361,700
VanEck Vectors Gold Miners ETF	31,479	1,101,450
Vanguard High Dividend Yield ETF	27,479	2,954,817

Total Exchange-Traded Funds (cost $10,478,574)		9,936,425

OPTIONS - PURCHASED† — 0.7%
Exchanged-Traded Put Options - Purchased(2) (cost $2,504,197)	569	3,429,185

Total Long-Term Investment Securities (cost $465,477,085)		442,919,998

SHORT-TERM INVESTMENT SECURITIES — 13.7%
State Street Institutional Liquid Reserves Fund, Premier Class 0.35%(3) (cost $70,984,314)	70,988,485	70,988,485

TOTAL INVESTMENTS — (cost $536,461,399)	99.4%	513,908,483
Other assets less liabilities	0.6	2,912,984

NET ASSETS	100.0%	$516,821,467

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $40,492,093 representing 7.8% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Options - Purchased:

Exchange-Traded Put Options — Purchased

Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation
S&P 500 Index	May 2022	$3,860	50	$20,659,650	$68,136	$202,000	$133,864
S&P 500 Index	June 2022	3,750	192	79,333,056	869,254	1,138,560	269,306
S&P 500 Index	July 2022	3,775	187	77,267,091	743,086	1,734,425	991,339

					$1,680,476	$3,074,985	$1,394,509

							Unrealized (Depreciation)
S&P 500 Index	May 2022	$3,725	140	$16,527,720	$823,721	$354,200	$(469,521)

					$2,504,197	$3,429,185	$924,988

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(3)	The rate shown is the 7-day yield as of April 30, 2022.

ADR — American Depositary Receipt

ASE — Australian Stock Exchange

CDI — Chess Depositary Interest

CVA — Certification Van Aandelen (Dutch Cert.)

ETF — Exchange-Traded Fund

LSE — London Stock Exchange

OTC — Over the Counter

SEHK — Hong Kong Stock Exchange

XAMS — Euronext Amsterdam Stock Exchange

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
44	Long	Euro Stoxx 50 Index	June 2022	$1,697,901	$1,713,665	$15,764
60	Short	Euro Stoxx 50 Index	June 2022	2,345,871	2,336,815	9,056
132	Short	MSCI Emerging Markets Index	June 2022	7,038,889	6,978,840	60,049
18	Long	Nikkei 225 E-Mini Index	June 2022	3,419,055	3,705,706	286,651
26	Short	S&P 500 E-Mini Index	June 2022	5,478,525	5,365,750	112,775
28	Long	Topix Index	June 2022	3,771,324	4,085,543	314,219
614	Short	U.S. Treasury 10 Year Notes	June 2022	75,771,110	73,161,938	2,609,172
5	Short	U.S. Treasury 5 Year Notes	June 2022	587,843	563,359	24,484
98	Short	U.S. Treasury Ultra 10 Year Futures	June 2022	13,708,347	12,642,000	1,066,347

						$4,498,517

						Unrealized (Depreciation)
55	Long	E-Mini Russell 2000 Index	June 2022	$5,458,563	$5,118,575	$(339,988)
29	Short	FTSE 100 Index	June 2022	2,692,021	2,705,413	(13,392)
4	Long	MSCI Emerging Markets Index	June 2022	216,987	211,480	(5,507)
431	Long	S&P 500 E-Mini Index	June 2022	92,549,918	88,947,625	(3,602,293)
25	Long	S&P/Toronto Stock Exchange 60 Index	June 2022	5,032,190	4,872,923	(159,267)
44	Long	U.S. Treasury 2 Year Notes	June 2022	9,446,319	9,275,750	(170,569)
60	Long	U.S. Treasury 5 Year Notes	June 2022	7,061,972	6,760,313	(301,659)
298	Long	U.S. Treasury Long Bonds	June 2022	45,482,476	41,924,875	(3,557,601)
33	Long	U.S. Treasury Ultra Bonds	June 2022	6,072,054	5,294,438	(777,616)
15	Long	XAE Energy	June 2022	1,200,709	1,176,150	(24,559)

						$(8,952,451)

		Net Unrealized Appreciation (Depreciation)				$(4,453,934)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	GBP	3,127,002	USD	4,071,293	05/24/2022	$139,315	$—
	USD	945,711	CLP	811,987,000	05/17/2022	4,007	—
	USD	2,786,514	IDR	40,019,914,000	05/17/2022	—	(35,976)
	ZAR	35,032,125	USD	2,221,054	05/24/2022	7,593	—

						150,915	(35,976)

Barclays Bank PLC	CZK	43,981,000	USD	1,890,924	05/24/2022	10,103	—
	USD	4,846,497	PHP	249,013,000	05/17/2022	—	(100,471)
	USD	1,192,710	NZD	1,825,110	05/24/2022	—	(14,375)
	USD	2,379,412	PLN	10,165,000	05/24/2022	—	(91,585)
	USD	2,589,909	THB	87,728,000	05/24/2022	—	(28,001)
	ZAR	33,836,975	USD	2,146,443	05/24/2022	8,495	—

						18,598	(234,432)

Citibank N.A.	KRW	3,143,765,000	USD	2,590,403	05/17/2022	101,746	—
	TWD	49,281,000	USD	1,724,076	05/17/2022	48,314	—

						150,060	—

Goldman Sachs International	MYR	4,696,000	USD	1,076,570	05/17/2022	—	(5,774)
	USD	364,340	INR	27,566,000	05/17/2022	—	(4,789)
	USD	10,953,831	AUD	14,698,000	05/24/2022	—	(565,150)
	USD	4,577,732	ZAR	70,618,000	05/24/2022	—	(115,824)
	ZAR	10,956,550	USD	695,826	05/24/2022	3,550	—

						3,550	(691,537)

Morgan Stanley and Co. International PLC	AUD	7,379,000	USD	5,379,194	05/24/2022	163,649	—
	BRL	25,048,000	USD	5,142,411	05/03/2022	76,017	—
	BRL	19,982,000	USD	4,163,611	06/02/2022	161,025	—
	CAD	305,000	USD	244,498	05/24/2022	7,087	—
	CHF	165,980	GBP	134,353	05/24/2022	—	(1,856)
	GBP	1,171,300	USD	1,547,132	05/11/2022	74,301	—
	HUF	673,660,000	USD	1,872,578	05/24/2022	—	(993)
	IDR	15,685,002,000	USD	1,085,242	05/17/2022	7,224	—
	MYR	8,315,000	USD	1,900,789	05/17/2022	—	(15,672)
	THB	65,308,000	USD	1,895,595	05/24/2022	—	(11,585)
	USD	5,233,060	BRL	25,048,000	05/03/2022	—	(166,666)
	USD	946,372	CLP	811,987,000	05/17/2022	3,344	—
	USD	2,665,466	COP	9,954,181,000	05/17/2022	—	(156,480)
	USD	5,536,086	MYR	23,380,000	05/17/2022	—	(147,410)
	USD	2,259,479	TWD	66,684,000	05/17/2022	8,058	—
	USD	246,967	DKK	1,682,000	05/24/2022	—	(8,226)
	USD	1,302,413	SEK	12,248,000	05/24/2022	—	(54,469)
	USD	2,677,747	ZAR	40,310,000	05/24/2022	—	(130,811)
	USD	1,909,876	BRL	9,638,000	06/02/2022	20,707	—

						521,412	(694,168)

UBS AG	AUD	355,000	CAD	329,964	05/24/2022	5,926	—
	BRL	14,916,000	USD	3,051,180	05/03/2022	34,160	—
	CHF	1,285,000	USD	1,356,145	05/24/2022	33,863	—
	CLP	4,166,474,000	USD	5,307,948	05/17/2022	434,757	—
	EUR	613,000	USD	667,602	05/24/2022	20,352	—
	GBP	2,516,000	USD	3,244,221	05/24/2022	80,531	—
	MXN	55,142,000	USD	2,731,040	05/24/2022	39,842	—
	NZD	2,769,000	USD	1,881,782	05/24/2022	94,050	—
	PLN	8,420,000	USD	1,879,012	05/24/2022	—	(16,070)
	USD	3,032,262	BRL	14,916,000	05/03/2022	—	(15,241)
	USD	5,929,412	CAD	7,514,000	05/24/2022	—	(80,550)
	USD	2,683,314	CZK	60,165,000	05/24/2022	—	(110,395)
	USD	1,729,851	ILS	5,570,000	05/24/2022	—	(59,765)
	USD	7,257,699	JPY	928,916,534	05/24/2022	—	(95,714)
	USD	697,850	NZD	1,071,890	05/24/2022	—	(5,812)
	ZAR	39,114,350	USD	2,552,431	05/24/2022	81,040	—

						824,521	(383,547)

Net Unrealized Appreciation/(Depreciation)						$1,669,056	$(2,039,660)

AUD — Australian Dollar

BRL — Brazilian Real

CAD — Canadian Dollar

CHF — Swiss Franc

CLP — Chilean Peso

COP — Colombian Peso

CZK — Czech Koruna

DKK — Danish Krone

EUR — Euro Dollar

GBP — British Pound

HUF — Hungarian Forint

IDR — Indonesian Rupiah

ILS — Israeli Shekel

INR — Indian Rupee

JPY — Japanese Yen

KRW — South Korean Won

MXN — Mexican Peso

MYR — Malaysian Ringgit

NZD — New Zealand Dollar

PHP — Philippine Peso

PLN — Polish Zloty

SEK — Swedish Krona

THB — Thai Baht

TWD — Taiwan Dollar

SGD — Singapore Dollar

ZAR — South African Rand

Industry Allocation*
Registered Investment Companies	13.7%
Diversified Banking Institutions	9.6
Real Estate Investment Trusts	4.1
Medical-Drugs	3.8
Oil Companies-Exploration & Production	3.5
Banks-Commercial	3.2
Pipelines	2.6
Computers	2.0
Exchange-Traded Funds	1.9
Applications Software	1.9
Cellular Telecom	1.8
Finance-Credit Card	1.5
Insurance-Life/Health	1.4
Web Portals/ISP	1.4
Electric-Integrated	1.3
Electronic Components-Semiconductors	1.3
Oil Companies-Integrated	1.2
E-Commerce/Products	1.1
Banks-Super Regional	1.1
Finance-Leasing Companies	1.1
Semiconductor Components-Integrated Circuits	1.1
Telephone-Integrated	1.0
Retail-Apparel/Shoe	0.9
Cable/Satellite TV	0.9
Semiconductor Equipment	0.9
Auto-Cars/Light Trucks	0.8
E-Commerce/Services	0.8
Diversified Manufacturing Operations	0.8
Software Tools	0.8
Commercial Services-Finance	0.8
Pharmacy Services	0.8
Aerospace/Defense	0.7
Diversified Minerals	0.7
Transport-Rail	0.7
Enterprise Software/Service	0.7
Options Purchased	0.7
Beverages-Non-alcoholic	0.7
Food-Misc./Diversified	0.7
Diagnostic Equipment	0.7
Cosmetics & Toiletries	0.7
Machinery-General Industrial	0.7
Entertainment Software	0.6
Medical Products	0.6
Retail-Discount	0.6
Medical-HMO	0.5
Broadcast Services/Program	0.5
Building Products-Air & Heating	0.5
Commercial Services	0.5
Finance-Other Services	0.5
Medical Instruments	0.5
Retail-Gardening Products	0.5
Data Processing/Management	0.4
Independent Power Producers	0.4
Medical-Hospitals	0.4
Medical-Biomedical/Gene	0.4
Wireless Equipment	0.4
Beverages-Wine/Spirits	0.4
Electric Products-Misc.	0.4
Electric-Distribution	0.4
Food-Confectionery	0.4
Soap & Cleaning Preparation	0.4
Industrial Automated/Robotic	0.4
Investment Management/Advisor Services	0.3
Motion Pictures & Services	0.3
Retail-Building Products	0.3
Distribution/Wholesale	0.3
Computer Services	0.3
Internet Content-Entertainment	0.3
Casino Hotels	0.3
Energy-Alternate Sources	0.3
Apparel Manufacturers	0.3
Non-Hazardous Waste Disposal	0.3
Rubber-Tires	0.3
Internet Content-Information/News	0.3
Oil-Field Services	0.3
Human Resources	0.3
Networking Products	0.3
Retail-Auto Parts	0.3
Metal-Diversified	0.3
Insurance-Property/Casualty	0.2
Chemicals-Diversified	0.2
Gold Mining	0.2
Containers-Metal/Glass	0.2
Brewery	0.2
Power Converter/Supply Equipment	0.2
Gas-Distribution	0.2
Coatings/Paint	0.2
Audio/Video Products	0.2
Building & Construction Products-Misc.	0.2
Steel-Producers	0.2
Machinery-Construction & Mining	0.2
Computer Data Security	0.2
Coffee	0.2
Electronic Forms	0.2
Retail-Jewelry	0.2
Finance-Investment Banker/Broker	0.2
Medical Labs & Testing Services	0.2
Athletic Footwear	0.2
Agricultural Biotech	0.2
Multimedia	0.2
Banks-Fiduciary	0.2
Insurance-Multi-line	0.1
Oil Refining & Marketing	0.1
Retail-Restaurants	0.1
Containers-Paper/Plastic	0.1
Building-Residential/Commercial	0.1
Rental Auto/Equipment	0.1
Transport-Services	0.1
Hotels/Motels	0.1
Insurance Brokers	0.1
Machinery-Farming	0.1
Tools-Hand Held	0.1
Industrial Gases	0.1
Machinery-Pumps	0.1
Miscellaneous Manufacturing	0.1
Metal-Copper	0.1
Building Products-Cement	0.1
Building & Construction-Misc.	0.1
Retail-Drug Store	0.1
Diagnostic Kits	0.1
Computers-Memory Devices	0.1
Import/Export	0.1
Food-Baking	0.1
Insurance-Reinsurance	0.1
Office Automation & Equipment	0.1
Transport-Truck	0.1
Electronic Security Devices	0.1
Public Thoroughfares	0.1
Drug Delivery Systems	0.1
Consumer Products-Misc.	0.1
Agricultural Chemicals	0.1
Electric-Transmission	0.1
Instruments-Controls	0.1
Agricultural Operations	0.1
Telecom Services	0.1
Internet Security	0.1
Advertising Agencies	0.1
Publishing-Periodicals	0.1
Water	0.1
Retail-Floor Coverings	0.1
Metal-Iron	0.1
Textile-Apparel	0.1

99.4%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$163,176,061	$77,420,163	**	$—	$240,596,224
Preferred Securities/Capital Securities	—	8,897,283		—	8,897,283
Foreign Corporate Bonds & Notes	—	46,635,816		—	46,635,816
U.S. Corporate Bonds & Notes	—	133,425,065		—	133,425,065
Exchange-Traded Funds	9,936,425	—		—	9,936,425
Options-Purchased	3,429,185	—		—	3,429,185
Short-Term Investment Securities	70,988,485	—		—	70,988,485

Total Investments at Value	$247,530,156	$266,378,327		$—	$513,908,483

Other Financial Instruments:†
Future Contracts	$3,872,827	$625,690	**	$—	$4,498,517
Forward Foreign Currency Contracts	—	1,669,056		—	1,669,056

	$3,872,827	$2,294,746		$—	$6,167,573

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$8,779,792	$172,659	**	$—	$8,952,451
Forward Foreign Currency Contracts	—	2,039,660		—	2,039,660

	$8,779,792	$2,212,319		$—	$10,992,111

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board; (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Small Cap Index Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 95.5%
Advanced Materials — 0.1%
Haynes International, Inc.	1,353	$52,875
Materion Corp.	2,247	191,332
Meta Materials, Inc.†	22,338	26,806

		271,013

Advertising Sales — 0.1%
Boston Omaha Corp., Class A†	2,247	46,828
Clear Channel Outdoor Holdings, Inc.†	40,051	98,525

		145,353

Advertising Services — 0.1%
Advantage Solutions, Inc.†	8,424	42,373
Entravision Communications Corp., Class A	6,636	34,308
Fluent, Inc.†	4,780	6,405
National CineMedia, Inc.	6,628	14,648
Stagwell, Inc.†	6,801	46,111

		143,845

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	2,480	199,194
AerSale Corp.†	1,749	25,325
Kratos Defense & Security Solutions, Inc.†	13,529	205,235
National Presto Industries, Inc.	564	40,117

		469,871

Aerospace/Defense-Equipment — 0.5%
AAR Corp.†	3,750	176,175
Aerojet Rocketdyne Holdings, Inc.†	8,257	330,115
Astronics Corp.†	2,751	26,657
Barnes Group, Inc.	5,221	175,321
Ducommun, Inc.†	1,200	61,284
Kaman Corp.	3,047	118,863
Moog, Inc., Class A	3,192	254,945
Park Aerospace Corp.	2,154	25,202
Triumph Group, Inc.†	7,025	158,344

		1,326,906

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	1,098	84,085
Marrone Bio Innovations, Inc.†	11,165	12,951

		97,036

Agricultural Operations — 0.1%
Andersons, Inc.	3,469	174,248
AppHarvest, Inc.†	7,693	31,618
Cadiz, Inc.†	2,497	4,944
Fresh Del Monte Produce, Inc.	3,701	96,411
Limoneira Co.	1,730	20,656
Tejon Ranch Co.†	2,298	42,076
Vital Farms, Inc.†	2,709	31,154

		401,107

Airlines — 0.3%
Allegiant Travel Co.†	1,692	262,581
Frontier Group Holdings, Inc.†	3,840	40,742
Hawaiian Holdings, Inc.†	5,576	94,569
Mesa Air Group, Inc.†	3,826	13,008
SkyWest, Inc.†	5,492	160,092
Spirit Airlines, Inc.†	10,844	256,027
Sun Country Airlines Holdings, Inc.†	3,552	97,716

		924,735

Apparel Manufacturers — 0.2%
Fossil Group, Inc.†	5,263	51,998
Kontoor Brands, Inc.	5,720	227,256
Oxford Industries, Inc.	1,772	158,771
PLBY Group, Inc.†	3,254	28,765
Superior Group of Cos., Inc.	1,295	20,590
Torrid Holdings, Inc.†	2,032	11,908
Urban Outfitters, Inc.†	7,566	180,071

		679,359

Appliances — 0.1%
Aterian, Inc.†	2,862	14,682
Hamilton Beach Brands Holding Co., Class A	818	7,657
iRobot Corp.†	2,960	149,924
Traeger, Inc.†	3,481	20,851
Weber, Inc., Class A	2,335	20,501

		213,615

Applications Software — 0.9%
Agilysys, Inc.†	2,344	86,283
Alkami Technology, Inc.†	3,135	41,068
Appfolio, Inc., Class A†	2,102	218,314
Asana, Inc., Class A†	8,066	216,169
AvidXchange Holdings, Inc.†	2,791	22,858
BigCommerce Holdings, Inc., Series 1†	5,335	95,336
Cerence, Inc.†	4,334	127,853
Digi International, Inc.†	3,829	72,445
DigitalOcean Holdings, Inc.†	5,596	220,650
Ebix, Inc.	2,926	87,195
Enfusion, Inc., Class A†	2,400	30,648
EngageSmart, Inc.†	1,768	36,916
EverCommerce, Inc.†	3,309	40,965
Forian, Inc.†	2,077	7,062
GreenBox POS†	2,015	7,274
GTY Technology Holdings, Inc.†	3,549	21,613
IBEX Holdings, Ltd.†	625	9,681
JFrog, Ltd.†	5,926	123,676
Kaltura, Inc.†	6,063	9,398
MeridianLink, Inc.†	2,501	40,391
Model N, Inc.†	3,986	102,998
ON24, Inc.†	3,046	38,593
Outbrain, Inc.†	2,679	24,111
Outset Medical, Inc.†	5,167	180,225
PDF Solutions, Inc.†	3,309	76,934
Phreesia, Inc.†	5,479	125,360
Porch Group, Inc.†	8,413	31,128
Smith Micro Software, Inc.†	5,182	15,961
Society Pass, Inc.†	418	840
Sprout Social, Inc., Class A†	4,988	305,665
UserTesting, Inc.†	1,004	7,841
Viant Technology, Inc., Class A†	1,277	7,509

		2,432,960

Athletic Equipment — 0.1%
Clarus Corp.	2,918	65,217
Nautilus, Inc.†	3,357	10,105
Vista Outdoor, Inc.†	6,218	219,060

		294,382

Audio/Video Products — 0.2%
Daktronics, Inc.†	4,095	13,718
Snap One Holdings Corp.†	1,963	23,458
Sonos, Inc.†	14,143	322,743
Universal Electronics, Inc.†	1,399	41,271
VOXX International Corp.†	1,716	12,990

		414,180

Auto Repair Centers — 0.1%
Monro, Inc.	3,660	167,372

Auto-Cars/Light Trucks — 0.1%
Arcimoto, Inc.†	3,156	10,604
Canoo, Inc.†	11,732	56,314
Fisker, Inc.†	18,010	181,180
Lordstown Motors Corp., Class A†	17,116	37,313

		285,411

Auto-Heavy Duty Trucks — 0.1%
Blue Bird Corp.†	1,913	30,665
Hyliion Holdings Corp.†	12,928	41,499
Nikola Corp.†	25,198	180,922
REV Group, Inc.	3,878	46,226
Workhorse Group, Inc.†	17,006	51,188
XL Fleet Corp.†	13,210	18,494

		368,994

Auto-Truck Trailers — 0.0%
Wabash National Corp.	5,392	77,160

Auto/Truck Parts & Equipment-Original — 1.0%
Adient PLC†	10,447	356,661
Aeva Technologies, Inc.†	11,654	38,225
American Axle & Manufacturing Holdings, Inc.†	12,439	82,346
Cooper-Standard Holdings, Inc.†	1,856	8,556
Dana, Inc.	16,032	237,434
Dorman Products, Inc.†	2,911	287,374
Fox Factory Holding Corp.†	4,658	381,397
Gentherm, Inc.†	3,667	247,229
Meritor, Inc.†	7,483	268,715
Methode Electronics, Inc.	4,081	182,053
Miller Industries, Inc.	1,223	32,789
Romeo Power, Inc.†	10,788	11,867
Shyft Group, Inc.	3,818	97,244
Tenneco, Inc., Class A†	7,503	128,827
Titan International, Inc.†	5,633	78,073
Velodyne Lidar, Inc.†	8,441	15,869
Visteon Corp.†	3,062	320,622

		2,775,281

Auto/Truck Parts & Equipment-Replacement — 0.1%
Commercial Vehicle Group, Inc.†	3,535	25,381
Douglas Dynamics, Inc.	2,491	77,121
Motorcar Parts of America, Inc.†	2,070	31,485
Standard Motor Products, Inc.	2,306	98,420
XPEL, Inc.†	1,980	85,675

		318,082

B2B/E-Commerce — 0.1%
ePlus, Inc.†	2,934	165,712

Banks-Commercial — 8.1%
1st Source Corp.	1,846	79,876
Alerus Financial Corp.	1,662	42,464
Allegiance Bancshares, Inc.	2,100	85,806
Amalgamated Financial Corp.	1,503	26,438
American National Bankshares, Inc.	1,152	40,020
Ameris Bancorp	7,335	305,869
Arrow Financial Corp.	1,524	47,701
Associated Banc-Corp	16,399	327,160
Atlantic Union Bankshares Corp.	8,323	281,151
BancFirst Corp.	1,895	154,916
Bancorp, Inc.†	5,771	130,944
Bank First Corp.	728	51,470
Bank of Marin Bancorp	1,702	53,205
Bank of N.T. Butterfield & Son, Ltd.	5,533	177,222
BankUnited, Inc.	9,437	354,265
Banner Corp.	3,765	202,181
Bar Harbor Bankshares	1,629	42,533
Blue Foundry Bancorp†	3,091	39,008
Blue Ridge Bankshares, Inc.	1,913	27,872
Bridgewater Bancshares, Inc.†	2,323	37,214
Business First Bancshares, Inc.	2,110	46,758
Byline Bancorp, Inc.	2,749	64,492
Cadence Bank	19,940	499,298
Cambridge Bancorp	752	61,446
Camden National Corp.	1,604	71,779
Capital Bancorp, Inc.	879	19,786
Capital City Bank Group, Inc.	1,484	38,005
Capstar Financial Holdings, Inc.	2,257	45,479
Carter Bankshares, Inc.†	2,857	46,741
Cathay General Bancorp	8,021	321,562
CBTX, Inc.	2,029	57,867
Central Pacific Financial Corp.	3,014	72,879
Citizens & Northern Corp.	1,686	39,469
City Holding Co.	1,646	127,367
Civista Bancshares, Inc.	1,617	33,666
CNB Financial Corp.	1,773	44,059
Coastal Financial Corp.†	1,120	45,965
Columbia Banking System, Inc.	8,638	242,555
Community Bank System, Inc.	5,906	380,346
Community Trust Bancorp, Inc.	1,715	68,274
ConnectOne Bancorp, Inc.	4,114	114,616
CrossFirst Bankshares, Inc.†	5,089	65,190
Customers Bancorp, Inc.†	3,366	141,608
CVB Financial Corp.	15,109	347,809
Dime Community Bancshares, Inc.	3,715	116,800
Eagle Bancorp, Inc.	3,489	175,671
Eastern Bankshares, Inc.	18,944	362,967
Enterprise Bancorp, Inc.	1,022	34,697
Enterprise Financial Services Corp.	3,823	168,862
Equity Bancshares, Inc., Class A	1,491	45,520
Farmers National Banc Corp.	3,409	52,226
FB Financial Corp.	3,674	141,559
Fidelity D&D Bancorp, Inc.	442	16,429
Financial Institutions, Inc.	1,728	48,108
First Bancorp	3,788	141,898
First Bancorp, Inc.	1,141	32,119
First BanCorp/Puerto Rico	21,944	298,658
First Bancshares, Inc.	2,234	71,912
First Bank	1,719	24,513
First Busey Corp.	5,545	124,596

First Commonwealth Financial Corp.	10,387	140,017
First Community Bankshares, Inc.	1,837	48,919
First Financial Bancorp	10,225	209,101
First Financial Bankshares, Inc.	14,324	572,674
First Financial Corp.	1,241	52,891
First Foundation, Inc.	5,520	122,654
First Internet Bancorp	1,025	39,452
First Interstate BancSystem, Inc., Class A	9,664	314,273
First Merchants Corp.	6,318	247,602
First Mid Bancshares, Inc.	1,834	66,097
First of Long Island Corp.	2,466	41,379
Five Star Bancorp	1,375	34,306
Flagstar Bancorp, Inc.	5,749	202,940
Fulton Financial Corp.	17,533	265,976
German American Bancorp, Inc.	2,725	95,648
Glacier Bancorp, Inc.	12,156	556,259
Great Southern Bancorp, Inc.	1,118	63,435
Guaranty Bancshares, Inc.	880	30,272
Hancock Whitney Corp.	9,542	446,279
Hanmi Financial Corp.	3,366	77,923
HarborOne Bancorp, Inc.	5,195	69,561
HBT Financial, Inc.	1,121	19,259
Heartland Financial USA, Inc.	4,445	194,558
Heritage Commerce Corp.	6,446	72,389
Heritage Financial Corp.	3,823	92,593
Hilltop Holdings, Inc.	6,827	174,020
Home BancShares, Inc.	16,821	363,670
HomeStreet, Inc.	2,156	87,512
Hope Bancorp, Inc.	12,769	182,597
Horizon Bancorp, Inc.	4,724	82,576
Independent Bank Corp.	5,052	389,812
Independent Bank Corp.	2,251	44,435
International Bancshares Corp.	5,930	235,955
Kearny Financial Corp.	7,253	86,021
Lakeland Bancorp, Inc.	6,748	101,422
Lakeland Financial Corp.	2,691	195,959
Live Oak Bancshares, Inc.	3,518	148,917
Luther Burbank Corp.	1,704	22,612
Macatawa Bank Corp.	2,898	25,358
Mercantile Bank Corp.	1,710	53,694
Merchants Bancorp	1,629	38,314
Meta Financial Group, Inc.	3,243	141,557
Metrocity Bankshares, Inc.	2,094	42,676
Metropolitan Bank Holding Corp.†	1,110	98,846
Mid Penn Bancorp, Inc.	1,564	40,398
Midland States Bancorp, Inc.	2,339	61,656
MidWestOne Financial Group, Inc.	1,568	46,852
MVB Financial Corp.	1,124	45,027
NBT Bancorp, Inc.	4,653	163,786
Nicolet Bankshares, Inc.†	1,339	108,968
Northrim BanCorp, Inc.	648	25,965
OFG Bancorp	5,410	143,798
Old National Bancorp	32,468	492,215
Old Second Bancorp, Inc.	3,060	42,136
Origin Bancorp, Inc.	2,467	92,957
Orrstown Financial Services, Inc.	1,202	28,343
Park National Corp.	1,588	187,146
PCSB Financial Corp.	1,380	25,282
Peapack-Gladstone Financial Corp.	1,953	60,523
Peoples Bancorp, Inc.	2,797	76,694
Peoples Financial Services Corp.	773	38,372
Pioneer Bancorp, Inc.†	1,281	13,322
Preferred Bank	1,495	100,344
Premier Financial Corp.	3,979	105,603
Primis Financial Corp.	2,660	36,309
Provident Bancorp, Inc.	1,671	26,602
QCR Holdings, Inc.	1,827	99,188
RBB Bancorp	1,552	33,197
Red River Bancshares, Inc.	491	26,637
Renasant Corp.	6,032	179,693
Republic Bancorp, Inc., Class A	1,027	42,805
Republic First Bancorp, Inc.†	4,930	20,657
S&T Bancorp, Inc.	4,275	120,812
Sandy Spring Bancorp, Inc.	4,883	191,755
Seacoast Banking Corp. of Florida	6,048	196,560
ServisFirst Bancshares, Inc.	5,507	442,322
Sierra Bancorp	1,548	33,669
Silvergate Capital Corp., Class A†	3,087	361,056
Simmons First National Corp., Class A	13,698	326,971
SmartFinancial, Inc.	1,526	37,418
South Plains Financial, Inc.	1,157	27,942
South State Corp.	8,485	657,078
Southern First Bancshares, Inc.†	821	37,520
Southside Bancshares, Inc.	3,436	134,657
Stock Yards Bancorp, Inc.	2,657	138,908
Summit Financial Group, Inc.	1,238	33,736
Texas Capital Bancshares, Inc.†	5,593	287,256
Third Coast Bancshares, Inc.†	448	10,156
Tompkins Financial Corp.	1,557	113,661
Towne Bank	7,407	204,211
TriCo Bancshares	3,039	114,114
TriState Capital Holdings, Inc.†	3,232	97,639
Triumph Bancorp, Inc.†	2,624	182,211
TrustCo Bank Corp.	2,084	64,917
Trustmark Corp.	6,769	188,720
UMB Financial Corp.	4,830	435,569
United Bankshares, Inc.	14,548	483,866
United Community Banks, Inc.	11,545	347,966
Univest Financial Corp.	3,190	80,388
Valley National Bancorp	44,178	529,252
Veritex Holdings, Inc.	5,246	172,331
Washington Trust Bancorp, Inc.	1,888	88,623
WesBanco, Inc.	6,668	214,976
West BanCorp, Inc.	1,773	44,325
Westamerica BanCorp	2,873	169,277

		22,887,613

Banks-Mortgage — 0.1%
Walker & Dunlop, Inc.	3,225	386,226

Banks-Super Regional — 0.1%
Independent Bank Group, Inc.	4,109	278,590
National Bank Holdings Corp., Class A	3,171	115,773

		394,363

Batteries/Battery Systems — 0.2%
Energizer Holdings, Inc.	7,361	222,965

EnerSys	4,570	299,152

		522,117

Beverages-Non-alcoholic — 0.3%
Celsius Holdings, Inc.†	5,948	309,296
Coca-Cola Consolidated, Inc.	519	229,138
National Beverage Corp.	2,590	114,167
NewAge, Inc.†	14,833	5,874
Primo Water Corp.	17,345	253,931
Vita Coco Co., Inc.†	1,239	13,456
Zevia PBC, Class A†	1,131	3,891

		929,753

Beverages-Wine/Spirits — 0.1%
Duckhorn Portfolio, Inc.†	3,956	76,825
MGP Ingredients, Inc.	1,563	142,749

		219,574

Broadcast Services/Program — 0.0%
CuriosityStream, Inc.†	2,869	5,824
Hemisphere Media Group, Inc.†	1,785	6,944

		12,768

Building & Construction Products-Misc. — 0.4%
American Woodmark Corp.†	1,826	85,548
Caesarstone, Ltd.	2,494	24,516
Gibraltar Industries, Inc.†	3,619	136,943
Simpson Manufacturing Co., Inc.	4,805	498,134
Summit Materials, Inc., Class A†	13,096	364,069

		1,109,210

Building & Construction-Misc. — 0.5%
Comfort Systems USA, Inc.	3,932	331,939
Concrete Pumping Holdings, Inc.†	2,846	15,881
EMCOR Group, Inc.	5,878	625,889
IES Holdings, Inc.†	954	27,952
INNOVATE Corp.†	5,221	15,820
Latham Group, Inc.†	4,724	56,688
MYR Group, Inc.†	1,820	143,944
NV5 Global, Inc.†	1,454	174,189

		1,392,302

Building Products-Air & Heating — 0.2%
AAON, Inc.	4,625	225,423
Modine Manufacturing Co.†	5,517	43,584
SPX Corp.†	4,836	202,628

		471,635

Building Products-Doors & Windows — 0.3%
Apogee Enterprises, Inc.	2,691	118,404
Cornerstone Building Brands, Inc.†	6,038	147,267
Griffon Corp.	5,692	106,497
JELD-WEN Holding, Inc.†	10,091	209,792
Masonite International Corp.†	2,627	203,645
PGT Innovations, Inc.†	6,356	112,946
View, Inc.†	10,819	16,661

		915,212

Building Products-Wood — 0.3%
Boise Cascade Co.	4,344	328,320
UFP Industries, Inc.	6,641	513,814

		842,134

Building-Heavy Construction — 0.4%
Arcosa, Inc.	5,344	286,064
Construction Partners, Inc., Class A†	4,392	113,358
Dycom Industries, Inc.†	3,247	275,703
Granite Construction, Inc.	5,045	149,584
Great Lakes Dredge & Dock Corp.†	7,142	98,631
Primoris Services Corp.	5,898	136,716
Sterling Construction Co., Inc.†	3,068	70,227
Tutor Perini Corp.†	4,550	42,178

		1,172,461

Building-Maintenance & Services — 0.2%
ABM Industries, Inc.	7,431	358,694
BrightView Holdings, Inc.†	5,235	66,275

		424,969

Building-Mobile Home/Manufactured Housing — 0.4%
Cavco Industries, Inc.†	1,019	240,739
LCI Industries	2,734	266,073
Skyline Champion Corp.†	5,794	295,726
Winnebago Industries, Inc.	3,568	189,746

		992,284

Building-Residential/Commercial — 0.8%
Beazer Homes USA, Inc.†	3,229	48,693
Century Communities, Inc.	3,311	174,556
Forestar Group, Inc.†	1,902	31,022
Green Brick Partners, Inc.†	3,390	66,783
Hovnanian Enterprises, Inc., Class A†	572	26,323
Installed Building Products, Inc.	2,617	210,590
KB Home	8,764	284,217
Landsea Homes Corp.†	1,185	9,871
LGI Homes, Inc.†	2,381	223,124
M/I Homes, Inc.†	3,152	139,571
MDC Holdings, Inc.	6,306	232,754
Meritage Homes Corp.†	4,076	336,474
Taylor Morrison Home Corp.†	13,197	345,629
Tri Pointe Homes, Inc.†	12,172	251,595

		2,381,202

Cable/Satellite TV — 0.1%
Liberty Latin America, Ltd., Class A†	4,470	41,303
Liberty Latin America, Ltd., Class C†	17,044	157,486
WideOpenWest, Inc.†	5,781	115,909

		314,698

Casino Hotels — 0.0%
Century Casinos, Inc.†	3,004	31,452
Full House Resorts, Inc.†	3,608	32,652

		64,104

Casino Services — 0.3%
Accel Entertainment, Inc.†	6,211	73,476
Everi Holdings, Inc.†	9,423	163,583
Scientific Games Corp.†	10,605	594,517

		831,576

Cellular Telecom — 0.0%
IDT Corp., Class B†	1,599	42,342

United States Cellular Corp.†	1,690	48,638

		90,980

Chemicals-Diversified — 0.5%
AdvanSix, Inc.	3,012	134,155
Codexis, Inc.†	6,638	79,855
Innospec, Inc.	2,705	257,814
Koppers Holdings, Inc.	2,289	55,531
Orion Engineered Carbons SA	6,683	100,913
Quaker Chemical Corp.	1,488	242,113
Stepan Co.	2,377	242,715
Trinseo PLC	4,292	203,655

		1,316,751

Chemicals-Fibers — 0.0%
Rayonier Advanced Materials, Inc.†	6,814	34,956
Unifi, Inc.†	1,540	22,592

		57,548

Chemicals-Other — 0.0%
American Vanguard Corp.	3,234	69,208

Chemicals-Specialty — 1.2%
Amyris, Inc.†	19,501	66,888
Balchem Corp.	3,556	438,099
Cabot Corp.	6,189	407,546
Danimer Scientific, Inc.†	9,987	39,149
Ecovyst, Inc.	6,552	65,913
GCP Applied Technologies, Inc.†	7,392	231,887
H.B. Fuller Co.	5,832	388,994
Hawkins, Inc.	2,119	78,996
Ingevity Corp.†	4,383	262,542
Minerals Technologies, Inc.	3,660	232,813
Oil-Dri Corp. of America	575	14,346
Rogers Corp.†	2,064	558,766
Sensient Technologies Corp.	4,665	394,659
Tronox Holdings PLC, Class A	12,640	217,408
Valhi, Inc.	265	8,430
Zymergen, Inc.†	8,841	14,853

		3,421,289

Circuit Boards — 0.1%
TTM Technologies, Inc.†	11,503	160,467

Coal — 0.3%
Arch Resources, Inc.	1,668	277,522
CONSOL Energy, Inc.†	3,778	179,644
Peabody Energy Corp.†	9,817	222,257
SunCoke Energy, Inc.	9,169	76,286
Warrior Met Coal, Inc.	5,677	193,415

		949,124

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	2,455	37,365

Commercial Services — 0.6%
AirSculpt Technologies, Inc.†	724	7,580
API Group Corp.†*	22,253	413,016
Emerald Holding, Inc.†	2,598	6,989
European Wax Center, Inc., Class A	1,459	40,050
Forrester Research, Inc.†	1,244	69,278
John Wiley & Sons, Inc., Class A	4,759	242,185
LiveRamp Holdings, Inc.†	7,286	228,198
Medifast, Inc.	1,269	226,339
National Research Corp.	1,542	52,891
Progyny, Inc.†	7,107	273,264
SP Plus Corp.†	2,551	72,703
Team, Inc.†	2,907	4,186
Transcat, Inc.†	787	57,451
WW International, Inc.†	5,808	56,860

		1,750,990

Commercial Services-Finance — 0.8%
Cass Information Systems, Inc.	1,527	59,110
CBIZ, Inc.†	5,405	226,415
EVERTEC, Inc.	6,680	263,192
Evo Payments, Inc., Class A†	5,225	117,719
Green Dot Corp., Class A†	5,898	156,179
HealthEquity, Inc.†	9,021	562,189
I3 Verticals, Inc., Class A†	2,358	64,727
Marathon Digital Holdings, Inc.†	10,528	164,237
MoneyGram International, Inc.†	9,874	100,024
Multiplan Corp.†	35,970	159,347
Paya Holdings, Inc.†	9,447	48,085
Priority Technology Holdings, Inc.†	1,244	5,971
Remitly Global, Inc.†	1,377	15,285
Repay Holdings Corp.†	9,552	127,806
Riot Blockchain, Inc.†	11,856	120,220

		2,190,506

Communications Software — 0.1%
8x8, Inc.†	12,446	114,130
Avaya Holdings Corp.†	9,213	85,220
Consensus Cloud Solutions, Inc.†	1,773	93,473

		292,823

Computer Aided Design — 0.1%
Altair Engineering, Inc., Class A†	5,100	277,032

Computer Data Security — 0.9%
OneSpan, Inc.†	3,884	54,881
Ping Identity Holding Corp.†	6,703	175,149
Qualys, Inc.†	3,760	512,413
Rapid7, Inc.†	6,205	592,701
SecureWorks Corp., Class A†	1,019	11,250
Tenable Holdings, Inc.†	10,182	562,352
Varonis Systems, Inc.†	11,809	510,149

		2,418,895

Computer Services — 1.0%
Conduent, Inc.†	18,475	104,014
ExlService Holdings, Inc.†	3,622	493,135
Grid Dynamics Holdings, Inc.†	5,015	69,809
Insight Enterprises, Inc.†	3,803	377,904
Integral Ad Science Holding Corp.†	3,554	41,973
KBR, Inc.	15,595	767,742
MAXIMUS, Inc.	6,764	492,960
Parsons Corp.†	2,903	107,208
Rimini Street, Inc.†	4,929	28,391
StarTek, Inc.†	1,856	6,960
TTEC Holdings, Inc.	2,038	150,425

Unisys Corp.†	7,240	102,880

		2,743,401

Computer Software — 0.9%
Avid Technology, Inc.†	3,987	126,428
Bandwidth, Inc., Class A†	2,547	56,340
Box, Inc., Class A†	15,065	461,290
Brightcove, Inc.†	4,485	31,619
CS Disco, Inc.†	1,723	52,913
Envestnet, Inc.†	5,992	477,203
Rackspace Technology, Inc.†	6,015	59,488
Simulations Plus, Inc.	1,687	78,716
Sumo Logic, Inc.†	9,811	92,027
Upland Software, Inc.†	3,186	47,535
Veritone, Inc.†	3,132	33,920
Verra Mobility Corp.†	16,784	235,480
Weave Communications, Inc.†	526	2,493
Xperi Holding Corp.	11,575	180,570
Yext, Inc.†	12,598	72,942
Ziff Davis, Inc.†	4,793	423,510
Zuora, Inc., Class A†	12,496	152,076

		2,584,550

Computers-Integrated Systems — 0.2%
Cantaloupe, Inc.†	6,426	35,150
Diebold Nixdorf, Inc.†	7,935	32,533
NetScout Systems, Inc.†	7,740	238,392
PAR Technology Corp.†	2,793	92,281
Super Micro Computer, Inc.†	4,916	206,964
Telos Corp.†	4,403	34,299

		639,619

Computers-Memory Devices — 0.0%
Quantum Corp.†	6,535	12,220

Computers-Other — 0.1%
3D Systems Corp.†	13,693	155,279
Corsair Gaming, Inc.†	3,017	45,647
Desktop Metal, Inc., Class A†	20,652	72,489
PlayAGS, Inc.†	3,029	19,991
Rekor Systems, Inc.†	3,729	11,075
Vuzix Corp.†	6,471	33,455

		337,936

Computers-Periphery Equipment — 0.0%
iCAD, Inc.†	2,414	8,690
Mitek Systems, Inc.†	4,732	52,857

		61,547

Consulting Services — 0.4%
Acacia Research Corp.†	5,406	25,354
CRA International, Inc.	795	65,484
Franklin Covey Co.†	1,389	55,657
Hackett Group, Inc.	2,709	63,634
HireQuest, Inc.	561	9,324
Huron Consulting Group, Inc.†	2,393	123,910
ICF International, Inc.	2,041	201,671
Kelly Services, Inc., Class A	3,883	74,903
R1 RCM, Inc.†	13,101	295,035
Sterling Check Corp.†	1,828	47,492
Vectrus, Inc.†	1,271	45,883

		1,008,347

Consumer Products-Misc. — 0.4%
Central Garden & Pet Co.†	1,086	47,556
Central Garden & Pet Co., Class A†	4,410	182,486
Helen of Troy, Ltd.†	2,659	570,382
Quanex Building Products Corp.	3,694	70,998
WD-40 Co.	1,506	277,074

		1,148,496

Containers-Metal/Glass — 0.2%
Greif, Inc., Class A	2,845	172,635
Greif, Inc., Class B	654	38,167
O-I Glass, Inc.†	17,173	231,492

		442,294

Containers-Paper/Plastic — 0.1%
Karat Packaging, Inc.†	505	9,267
Matthews International Corp., Class A	3,412	101,712
Pactiv Evergreen, Inc,	4,744	46,776
TriMas Corp.	4,767	140,817
UFP Technologies, Inc.†	763	52,395

		350,967

Cosmetics & Toiletries — 0.2%
Beauty Health Co.†	9,618	125,996
e.l.f. Beauty, Inc.†	5,314	129,290
Edgewell Personal Care Co.	5,990	228,458
Honest Co., Inc.†	9,380	37,145
Inter Parfums, Inc.	1,972	161,171
Revlon, Inc., Class A†	782	4,786

		686,846

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	3,384	51,809

Data Processing/Management — 0.3%
Bottomline Technologies DE, Inc.†	4,877	276,136
CommVault Systems, Inc.†	4,909	299,449
CSG Systems International, Inc.	3,547	218,034

		793,619

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	9,451	290,807

Diagnostic Equipment — 0.2%
Accelerate Diagnostics, Inc.†	3,638	3,492
Akoya Biosciences, Inc.†	1,480	13,927
Bionano Genomics, Inc.†	32,174	52,444
IsoPlexis Corp.†	927	2,021
Neogen Corp.†	11,872	313,421
Pacific Biosciences of California, Inc.†	21,444	135,955
Quanterix Corp.†	3,403	75,512
Quotient, Ltd.†	8,778	5,064
Sera Prognostics, Inc., Class A†	870	2,001

		603,837

Diagnostic Kits — 0.2%
Aspira Women’s Health, Inc.†	8,016	5,101
Celcuity, Inc.†	1,066	6,950
DermTech, Inc.†	2,676	22,880
Meridian Bioscience, Inc.†	4,703	120,350
OraSure Technologies, Inc.†	7,890	48,445

Ortho Clinical Diagnostics Holdings PLC†	13,282	233,896

		437,622

Direct Marketing — 0.0%
Quotient Technology, Inc.†	9,913	52,638

Disposable Medical Products — 0.3%
BioLife Solutions, Inc.†	1,158	14,672
CONMED Corp.	3,202	425,738
Merit Medical Systems, Inc.†	5,660	350,976
Utah Medical Products, Inc.	378	31,975

		823,361

Distribution/Wholesale — 0.9%
A-Mark Precious Metals, Inc.	989	77,933
Avient Corp.	10,040	494,370
EVI Industries, Inc.†	512	7,316
G-III Apparel Group, Ltd.†	4,867	128,878
Global Industrial Co.	1,405	43,358
H&E Equipment Services, Inc.	3,547	125,848
Ideanomics, Inc.†	53,649	38,584
KAR Auction Services, Inc.†	13,327	195,374
Resideo Technologies, Inc.†	15,946	358,626
ScanSource, Inc.†	2,775	95,016
Titan Machinery, Inc.†	2,137	50,390
Veritiv Corp.†	1,583	222,475
VSE Corp.	1,167	50,543
WESCO International, Inc.†	4,911	605,330

		2,494,041

Diversified Manufacturing Operations — 0.4%
Chase Corp.	820	69,175
EnPro Industries, Inc.	2,277	212,239
Fabrinet†	4,078	400,419
Federal Signal Corp.	6,646	226,164
NL Industries, Inc.	923	6,350
Trinity Industries, Inc.	8,522	236,400

		1,150,747

Diversified Minerals — 0.3%
Livent Corp.†	17,869	381,682
MP Materials Corp.†	8,366	318,243
United States Lime & Minerals, Inc.	228	24,968

		724,893

Diversified Operations/Commercial Services — 0.0%
Viad Corp.†	2,240	73,360

Drug Delivery Systems — 0.1%
Antares Pharma, Inc.†	18,407	102,435
Heron Therapeutics, Inc.†	10,187	46,045
Oramed Pharmaceuticals, Inc.†	4,114	21,146
Revance Therapeutics, Inc.†	7,741	126,798
Senseonics Holdings, Inc.†	47,662	66,727

		363,151

Drug Detection Systems — 0.0%
Rapid Micro Biosystems, Inc., Class A†	1,750	10,203

E-Commerce/Products — 0.2%
1-800-Flowers.com, Inc., Class A†	2,940	29,988
1stdibs.com, Inc.†	2,235	16,897
aka Brands Holding Corp.†	1,052	3,713
CarParts.com, Inc.†	5,392	32,298
Lands’ End, Inc.†	1,582	22,180
Liquidity Services, Inc.†	2,549	36,757
Lulu’s Fashion Lounge Holdings, Inc.†	639	6,160
Overstock.com, Inc.†	4,741	159,108
RealReal, Inc.†	8,824	47,826
Revolve Group, Inc.†	3,961	167,392
Solo Brands, Inc., Class A†	1,651	9,856
Stitch Fix, Inc., Class A†	8,981	85,319

		617,494

E-Commerce/Services — 0.4%
Cargurus, Inc.†	10,529	344,088
Cars.com, Inc.†	7,547	83,923
ChannelAdvisor Corp.†	3,254	47,215
Eventbrite, Inc., Class A†	8,431	89,200
EverQuote, Inc., Class A†	2,160	29,981
Groupon, Inc.†	2,599	50,706
HyreCar, Inc.†	1,953	3,047
MediaAlpha, Inc., Class A†	2,339	34,477
Shutterstock, Inc.	2,580	195,357
TrueCar, Inc.†	10,512	37,633
Upwork, Inc.†	13,012	272,862

		1,188,489

E-Marketing/Info — 0.1%
comScore, Inc.†	7,721	15,597
Digital Media Solutions, Inc., Class A†	356	979
Magnite, Inc.†	14,320	138,188
QuinStreet, Inc.†	5,538	52,666

		207,430

E-Services/Consulting — 0.1%
Perficient, Inc.†	3,590	356,882

Educational Software — 0.0%
Genius Brands International, Inc.†	31,123	22,097
Instructure Holdings, Inc.†	1,339	24,236
PowerSchool Holdings, Inc., Class A†	4,718	71,431

		117,764

Electric Products-Misc. — 0.2%
nLight, Inc.†	4,812	63,278
Novanta, Inc.†	3,891	500,771

		564,049

Electric-Distribution — 0.0%
Unitil Corp.	1,721	87,771
Via Renewables, Inc.	1,322	9,439

		97,210

Electric-Generation — 0.1%
Ormat Technologies, Inc.	4,998	388,344
Stronghold Digital Mining, Inc., Class A†	813	3,171

		391,515

Electric-Integrated — 1.1%
ALLETE, Inc.	5,790	343,579
Ameresco, Inc., Class A†	3,408	171,899
Avista Corp.	7,808	316,771
Black Hills Corp.	7,058	516,928

MGE Energy, Inc.	4,017	312,804
NorthWestern Corp.	5,984	339,233
Otter Tail Corp.	4,538	263,022
PNM Resources, Inc.	9,443	440,610
Portland General Electric Co.	9,927	469,845

		3,174,691

Electronic Components-Misc. — 0.9%
Advanced Energy Industries, Inc.	4,161	318,400
Atkore, Inc.†	4,948	475,503
Benchmark Electronics, Inc.	3,882	92,236
Comtech Telecommunications Corp.	2,843	38,665
CTS Corp.	3,520	124,502
Kimball Electronics, Inc.†	2,654	47,347
Knowles Corp.†	9,713	179,885
Kopin Corp.†	8,558	13,693
Microvision, Inc.†	18,126	58,547
NVE Corp.	525	24,349
OSI Systems, Inc.†	1,837	145,307
Plexus Corp.†	3,086	250,398
Sanmina Corp.†	6,916	282,795
Vicor Corp.†	2,327	140,830
Vishay Intertechnology, Inc.	14,705	273,954
Vishay Precision Group, Inc.†	1,370	42,758

		2,509,169

Electronic Components-Semiconductors — 1.7%
Alpha & Omega Semiconductor, Ltd.†	2,383	102,231
Ambarella, Inc.†	3,897	319,866
Amkor Technology, Inc.	11,259	211,782
Arteris, Inc.†	580	6,838
Atomera, Inc.†	2,239	23,398
AXT, Inc.†	4,464	26,338
CEVA, Inc.†	2,484	90,269
Diodes, Inc.†	4,808	351,128
EMCORE Corp.†	4,076	14,062
Impinj, Inc.†	2,088	102,855
Lattice Semiconductor Corp.†	14,967	719,015
MACOM Technology Solutions Holdings, Inc.†	5,449	277,626
Ouster, Inc.†	14,067	46,562
Photronics, Inc.†	6,556	98,274
Rambus, Inc.†	11,963	297,998
Semtech Corp.†	7,132	425,067
Silicon Laboratories, Inc.†	4,181	564,059
SiTime Corp.†	1,783	300,560
SMART Global Holdings, Inc.†	5,381	121,933
Synaptics, Inc.†	4,370	648,683

		4,748,544

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	3,221	259,902
FARO Technologies, Inc.†	2,006	68,786
Itron, Inc.†	4,989	238,374
Mesa Laboratories, Inc.	547	116,856
Schweitzer-Mauduit International, Inc.	3,453	86,877
Stoneridge, Inc.†	2,877	56,706

		827,501

Electronic Security Devices — 0.0%
Identiv, Inc.†	2,370	28,890
Napco Security Technologies, Inc.†	3,197	55,948

		84,838

Energy-Alternate Sources — 0.5%
Advent Technologies Holdings, Inc.†	3,520	6,864
Aemetis, Inc.†	2,982	27,226
Alto Ingredients, Inc.†	7,887	45,508
Array Technologies, Inc.†	14,086	91,982
Beam Global†	970	14,977
Cleanspark, Inc.†	4,401	28,562
Eos Energy Enterprises, Inc.†	4,907	10,403
FuelCell Energy, Inc.†	40,774	166,358
FutureFuel Corp.	2,850	27,103
Gevo, Inc.†	21,929	81,357
Green Plains, Inc.†	5,263	147,732
Infrastructure and Energy Alternatives, Inc.†	3,025	28,284
Renewable Energy Group, Inc.†	4,938	301,514
REX American Resources Corp.†	578	48,916
Stem, Inc.†	12,574	90,156
Sunnova Energy International, Inc.†	9,490	163,892
SunPower Corp.†	8,820	145,618
TPI Composites, Inc.†	3,997	45,726

		1,472,178

Engineering/R&D Services — 0.4%
908 Devices, Inc.†	2,308	40,967
Atlas Technical Consultants, Inc.†	1,631	19,735
Exponent, Inc.	5,728	548,800
Fluor Corp.†	15,664	387,684
Iteris, Inc.†	4,671	12,051
Mistras Group, Inc.†	2,202	12,529

		1,021,766

Enterprise Software/Service — 2.1%
ACI Worldwide, Inc.†	13,013	359,419
American Software, Inc., Class A	3,467	59,286
Appian Corp.†	4,338	207,356
Benefitfocus, Inc.†	2,754	29,330
Blackbaud, Inc.†	5,282	306,409
Blackline, Inc.†	5,978	400,825
BTRS Holdings ,Inc.†	10,486	70,466
Cardlytics, Inc.†	3,568	121,776
CoreCard Corp.†	800	18,232
Daily Journal Corp.†	134	34,458
Digimarc Corp.†	1,405	36,347
Domo, Inc., Class B†	3,140	130,059
Donnelley Financial Solutions, Inc.†	3,248	95,069
E2open Parent Holdings, Inc.†	21,928	169,723
eGain Corp.†	2,278	23,577
Evolent Health, Inc., Class A†	8,791	241,928
HireRight Holdings Corp.†	2,473	42,758
Inseego Corp.†	9,398	26,784
Intapp, Inc.†	1,525	38,034
LivePerson, Inc.†	7,252	164,040
ManTech International Corp., Class A	3,024	242,948
MicroStrategy, Inc., Class A†	1,037	367,274
Momentive Global, Inc.†	14,592	230,846
PagerDuty, Inc.†	9,161	261,730
Progress Software Corp.	4,850	232,703

PROS Holdings, Inc.†	4,408	123,115
SailPoint Technologies Holding, Inc.†	10,091	644,109
Sapiens International Corp. NV	3,411	79,272
SPS Commerce, Inc.†	3,979	476,008
Verint Systems, Inc.†	7,106	387,703
Workiva, Inc.†	4,723	455,817

		6,077,401

Environmental Consulting & Engineering — 0.3%
Montrose Environmental Group, Inc.†	2,888	131,029
Tetra Tech, Inc.	5,948	828,437

		959,466

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	2,820	176,109

Finance-Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,456	338,155

Finance-Consumer Loans — 0.5%
Curo Group Holdings Corp.	2,323	27,272
Encore Capital Group, Inc.†	2,725	157,532
Enova International, Inc.†	4,001	149,637
EZCORP, Inc., Class A†	5,507	38,549
International Money Express, Inc.†	3,567	70,876
LendingClub Corp.†	11,058	168,635
LendingTree, Inc.†	1,282	101,816
Navient Corp.	16,675	264,966
Nelnet, Inc., Class A	1,872	153,635
Ocwen Financial Corp.†	901	18,741
Oportun Financial Corp.†	2,334	27,051
PRA Group, Inc.†	4,769	200,441
Regional Management Corp.	835	35,947
World Acceptance Corp.†	467	88,128

		1,503,226

Finance-Credit Card — 0.0%
Atlanticus Holdings Corp.†	542	23,328

Finance-Investment Banker/Broker — 0.6%
Amerant Bancorp, Inc.	2,884	76,686
B. Riley Financial, Inc.	2,231	100,752
Cowen, Inc., Class A	2,910	66,493
Diamond Hill Investment Group, Inc.	335	56,404
Greenhill & Co., Inc.	1,534	18,577
Houlihan Lokey, Inc.	5,634	469,256
Moelis & Co., Class A	6,746	298,578
Oppenheimer Holdings, Inc., Class A	1,019	32,832
Piper Sandler Cos.	1,930	221,911
PJT Partners, Inc., Class A	2,615	172,564
StoneX Group, Inc.†	1,897	128,579

		1,642,632

Finance-Mortgage Loan/Banker — 0.2%
Enact Holdings, Inc.	1,629	38,412
Federal Agricultural Mtg. Corp., Class C	1,009	103,352
Finance of America Cos., Inc., Class A†	2,006	4,534
Home Point Capital, Inc.	806	2,192
Mr. Cooper Group, Inc.†	6,823	306,830
PennyMac Financial Services, Inc.	3,319	161,171
Velocity Financial, Inc.†	946	10,122

		626,613

Finance-Other Services — 0.1%
BGC Partners, Inc., Class A	34,884	126,629
Flywire Corp.†	6,199	189,131

		315,760

Financial Guarantee Insurance — 0.2%
MBIA, Inc.†	5,288	63,667
NMI Holdings, Inc., Class A†	9,260	170,199
Radian Group, Inc.	19,874	425,105

		658,971

Firearms & Ammunition — 0.1%
American Outdoor Brands, Inc.†	1,573	19,820
AMMO, Inc.†	9,776	39,593
Byrna Technologies, Inc.†	2,055	12,166
Smith & Wesson Brands, Inc.	5,287	72,590
Sturm Ruger & Co., Inc.	1,895	129,144

		273,313

Fisheries — 0.0%
AquaBounty Technologies, Inc.†	7,220	9,675

Food-Baking — 0.2%
Hostess Brands, Inc.†	15,240	345,795
Krispy Kreme, Inc.	9,388	124,673

		470,468

Food-Canned — 0.0%
Seneca Foods Corp., Class A†	654	35,480

Food-Catering — 0.1%
Healthcare Services Group, Inc.	8,267	141,283
Sovos Brands, Inc.†	2,837	42,839

		184,122

Food-Confectionery — 0.1%
Tootsie Roll Industries, Inc.	1,737	60,847
Utz Brands, Inc.	6,595	93,122

		153,969

Food-Meat Products — 0.0%
Nathan’s Famous, Inc.	314	14,874

Food-Misc./Diversified — 0.6%
B&G Foods, Inc.	7,064	190,234
Cal-Maine Foods, Inc.	4,502	241,892
J&J Snack Foods Corp.	1,626	243,412
John B. Sanfilippo & Son, Inc.	979	76,010
Lancaster Colony Corp.	2,094	324,947
Simply Good Foods Co.†	9,390	391,093
Tattooed Chef, Inc.†	5,209	41,620
TreeHouse Foods, Inc.†	5,735	180,653
Whole Earth Brands, Inc.†	4,121	28,476

		1,718,337

Food-Retail — 0.3%
Ingles Markets, Inc., Class A	1,548	144,150
Laird Superfood, Inc.†	691	2,080
Natural Grocers by Vitamin Cottage, Inc.	1,018	20,757
Sprouts Farmers Market, Inc.†	12,441	370,742
Village Super Market, Inc., Class A	939	21,775

Weis Markets, Inc.	1,814	144,902

		704,406

Food-Wholesale/Distribution — 0.5%
Calavo Growers, Inc.	1,888	68,421
Chefs’ Warehouse, Inc.†	3,465	126,819
HF Foods Group, Inc.†	4,131	24,125
Mission Produce, Inc.†	4,089	52,012
Performance Food Group Co.†	16,720	823,460
SpartanNash Co.	3,948	135,337
United Natural Foods, Inc.†	6,349	272,563

		1,502,737

Footwear & Related Apparel — 0.4%
Crocs, Inc.†	6,427	426,946
Rocky Brands, Inc.	755	29,075
Steven Madden, Ltd.	8,898	365,352
Wolverine World Wide, Inc.	8,970	177,785

		999,158

Funeral Services & Related Items — 0.0%
Carriage Services, Inc.	1,695	72,698
StoneMor, Inc.†	3,548	8,409

		81,107

Gambling (Non-Hotel) — 0.3%
Bally’s Corp.†	3,601	107,454
Golden Entertainment, Inc.†	1,893	90,788
International Game Technology PLC	11,028	240,741
Monarch Casino & Resort, Inc.†	1,449	101,648
Red Rock Resorts, Inc., Class A	5,919	260,199
Rush Street Interactive, Inc.†	5,796	36,805

		837,635

Gas-Distribution — 1.0%
Chesapeake Utilities Corp.	1,901	237,948
New Jersey Resources Corp.	10,656	459,913
Northwest Natural Holding Co.	3,367	161,043
ONE Gas, Inc.	5,816	490,696
South Jersey Industries, Inc.	11,362	388,467
Southwest Gas Holdings, Inc.	7,271	640,648
Spire, Inc.	5,592	406,818

		2,785,533

Gas-Transportation — 0.2%
Brookfield Infrastructure Corp., Class A	7,013	497,362

Gold Mining — 0.1%
Novagold Resources, Inc.†	26,160	162,715
Perpetua Resources Corp.†	3,582	12,645

		175,360

Golf — 0.2%
Acushnet Holdings Corp.	3,781	154,038
Callaway Golf Co.†	12,764	280,042
Drive Shack, Inc.†	9,110	11,205

		445,285

Hazardous Waste Disposal — 0.1%
Centrus Energy Corp., Class A†	1,069	29,676
Heritage-Crystal Clean, Inc.†	1,723	47,038
Sharps Compliance Corp.†	2,045	8,834
US Ecology, Inc.†	3,474	166,717

		252,265

Health Care Cost Containment — 0.1%
CorVel Corp.†	959	148,722

Healthcare Safety Devices — 0.0%
Retractable Technologies, Inc.†	1,911	7,319

Home Furnishings — 0.2%
Ethan Allen Interiors, Inc.	2,485	58,994
Flexsteel Industries, Inc.	693	15,031
Hooker Furniture Corp.	1,293	21,800
Lovesac Co.†	1,409	61,771
MillerKnoll, Inc.	8,202	260,249
Purple Innovation, Inc.†	6,352	26,170
Sleep Number Corp.†	2,443	99,088

		543,103

Hotels/Motels — 0.2%
Bluegreen Vacations Holding Corp.	1,579	41,527
Hilton Grand Vacations, Inc.†	9,436	441,888
Marcus Corp.†	2,518	39,608
Target Hospitality Corp.†	2,749	17,209

		540,232

Housewares — 0.0%
Lifetime Brands, Inc.	1,398	17,643
Tupperware Brands Corp.†	5,384	94,650

		112,293

Human Resources — 1.1%
AMN Healthcare Services, Inc.†	5,199	508,202
ASGN, Inc.†	5,613	636,795
Barrett Business Services, Inc.	825	59,375
Cross Country Healthcare, Inc.†	3,959	74,192
First Advantage Corp.†	6,070	105,375
Heidrick & Struggles International, Inc.	2,132	68,139
Insperity, Inc.	4,007	424,942
Kforce, Inc.	2,235	156,562
Korn Ferry	5,942	365,076
Resources Connection, Inc.	3,447	59,254
TriNet Group, Inc.†	4,470	396,489
TrueBlue, Inc.†	3,855	98,572
Willdan Group, Inc.†	1,229	33,036

		2,986,009

Identification Systems — 0.1%
Brady Corp., Class A	5,203	232,834

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	3,844	109,247
Clearway Energy, Inc., Class C	9,049	276,266
FTC Solar, Inc.†	4,514	12,639

		398,152

Industrial Audio & Video Products — 0.1%
Akoustis Technologies, Inc.†	5,662	25,139
GoPro, Inc., Class A†	14,196	126,628
Turtle Beach Corp.†	1,676	27,889

		179,656

Industrial Automated/Robotic — 0.0%
Ichor Holdings, Ltd.†	3,095	90,095

Instruments-Controls — 0.0%
Allied Motion Technologies, Inc.	1,328	32,324

Instruments-Scientific — 0.0%
Standard BioTools, Inc.†	8,401	22,263

Insurance Brokers — 0.1%
BRP Group, Inc., Class A†	5,228	120,871
Crawford & Co., Class A	1,795	14,001
eHealth, Inc.†	2,723	21,920
Goosehead Insurance, Inc., Class A	1,994	114,635
Selectquote, Inc.†	14,780	30,447
Trean Insurance Group, Inc.†	1,945	9,764

		311,638

Insurance-Life/Health — 0.4%
American Equity Investment Life Holding Co.	9,123	344,120
American National Group, Inc.	822	155,037
CNO Financial Group, Inc.	13,251	319,879
National Western Life Group, Inc., Class A	283	56,249
Trupanion, Inc.†	4,212	267,968

		1,143,253

Insurance-Multi-line — 0.1%
Citizens, Inc.†	5,504	16,457
Genworth Financial, Inc., Class A†	55,918	207,456

		223,913

Insurance-Property/Casualty — 1.2%
Ambac Financial Group, Inc.†	5,018	38,789
AMERISAFE, Inc.	2,114	97,984
Donegal Group, Inc., Class A	1,630	22,054
Employers Holdings, Inc.	3,085	121,364
Enstar Group, Ltd.†	1,369	322,742
HCI Group, Inc.	625	40,056
Heritage Insurance Holdings, Inc.	2,849	12,137
Horace Mann Educators Corp.	4,602	183,390
Investors Title Co.	144	27,022
James River Group Holdings, Ltd.	4,040	95,788
Kinsale Capital Group, Inc.	2,372	525,849
MetroMile, Inc.†	12,575	12,341
NI Holdings, Inc.†	946	14,994
Palomar Holdings, Inc.†	2,710	147,559
ProAssurance Corp.	5,927	145,626
RLI Corp.	4,414	506,639
Safety Insurance Group, Inc.	1,596	137,320
Selective Insurance Group, Inc.	6,554	539,787
Stewart Information Services Corp.	2,943	151,859
Tiptree, Inc.	2,591	30,133
United Fire Group, Inc.	2,319	67,924
United Insurance Holdings Corp.	2,242	5,134
Universal Insurance Holdings, Inc.	2,989	37,542

		3,284,033

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	3,496	149,629
Essent Group, Ltd.	11,949	484,293
Greenlight Capital Re, Ltd., Class A†	2,898	19,938
Maiden Holdings, Ltd.†	7,666	17,018
SiriusPoint, Ltd.†	9,764	61,318

		732,196

Internet Application Software — 0.0%
Tucows, Inc., Class A†	1,087	62,633
VirnetX Holding Corp.†	6,994	9,931

		72,564

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	4,704	275,184

Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	13,781	49,198

Internet Content-Information/News — 0.2%
FuboTV, Inc.†	14,921	56,551
HealthStream, Inc.†	2,788	53,251
LiveOne, Inc.†	6,718	4,568
OptimizeRx Corp.†	1,893	53,212
TechTarget, Inc.†	2,881	193,920
Yelp, Inc.†	7,892	256,727

		618,229

Internet Financial Services — 0.1%
Open Lending Corp., Class A†	11,499	156,846

Internet Gambling — 0.0%
Esports Technologies, Inc.†	1,474	5,380
GAN, Ltd.†	4,424	16,501
Golden Nugget Online Gaming, Inc.†	4,400	22,044
NeoGames SA†	1,140	14,900

		58,825

Internet Infrastructure Software — 0.0%
Couchbase, Inc.†	2,591	44,047

Internet Security — 0.2%
Mimecast, Ltd.†	6,839	544,932

Investment Companies — 0.1%
Cannae Holdings, Inc.†	9,347	209,373

Investment Management/Advisor Services — 0.7%
Artisan Partners Asset Management, Inc., Class A	6,456	207,496
AssetMark Financial Holdings, Inc.†	2,007	38,595
Associated Capital Group, Inc., Class A	186	7,366
Blucora, Inc.†	5,361	108,560
BrightSphere Investment Group, Inc.	3,563	71,403
Cohen & Steers, Inc.	2,743	213,104
Columbia Financial, Inc.†	4,335	82,148
Federated Hermes, Inc.	10,268	292,433
Focus Financial Partners, Inc., Class A†	7,170	282,856
GAMCO Investors, Inc., Class A	561	11,203
GCM Grosvenor, Inc., Class A	4,901	40,433
Hamilton Lane, Inc., Class A	3,847	263,827
Pzena Investment Management, Inc., Class A	1,837	11,555
Sculptor Capital Management, Inc.	2,444	25,564
StepStone Group, Inc., Class A	5,036	129,022
Virtus Investment Partners, Inc.	805	142,614
WisdomTree Investments, Inc.	14,852	86,587

		2,014,766

Lasers-System/Components — 0.3%
II-VI, Inc.†	11,685	715,239

Leisure Products — 0.0%
Escalade, Inc.	1,094	14,386
Johnson Outdoors, Inc., Class A	577	44,129

		58,515

Linen Supply & Related Items — 0.1%
UniFirst Corp.	1,663	286,535

Machine Tools & Related Products — 0.1%
Kennametal, Inc.	9,219	237,205
Luxfer Holdings PLC	3,037	49,017

		286,222

Machinery-Construction & Mining — 0.2%
Astec Industries, Inc.	2,501	97,789
Hyster-Yale Materials Handling, Inc.	1,102	33,853
Manitowoc Co, Inc.†	3,786	50,127
Terex Corp.	7,547	256,598

		438,367

Machinery-Electrical — 0.3%
Argan, Inc.	1,645	60,503
Babcock & Wilcox Enterprises, Inc.†	6,121	45,969
Bloom Energy Corp., Class A†	15,687	291,151
Franklin Electric Co., Inc.	5,114	357,673

		755,296

Machinery-Farming — 0.1%
AgEagle Aerial Systems, Inc.†	7,693	6,201
Alamo Group, Inc.	1,097	138,705
Hydrofarm Holdings Group, Inc.†	4,351	41,552
Lindsay Corp.	1,202	162,450

		348,908

Machinery-General Industrial — 1.0%
Albany International Corp., Class A	3,394	265,479
Altra Industrial Motion Corp.	7,146	278,694
Applied Industrial Technologies, Inc.	4,236	443,467
Chart Industries, Inc.†	4,028	680,007
DXP Enterprises, Inc.†	1,909	45,109
Kadant, Inc.	1,271	235,135
Ranpak Holdings Corp.†	4,147	62,537
Tennant Co.	2,036	131,485
Welbilt, Inc.†	14,419	340,577
Zurn Water Solutions Corp.	13,383	417,817

		2,900,307

Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.	3,070	108,832

Machinery-Print Trade — 0.0%
Eastman Kodak Co.†	4,948	25,581

Machinery-Pumps — 0.4%
Cactus, Inc., Class A	6,114	305,272
CIRCOR International, Inc.†	2,031	39,909
CSW Industrials, Inc.	1,656	174,725
Gorman-Rupp Co.	2,505	79,809
Mueller Water Products, Inc., Class A	17,189	206,784
NN, Inc.†	4,713	14,280
Watts Water Technologies, Inc., Class A	3,035	386,841

		1,207,620

Machinery-Thermal Process — 0.1%
GrafTech International, Ltd.	22,112	200,777
Thermon Group Holdings, Inc.†	3,634	54,510

		255,287

Medical Imaging Systems — 0.2%
Lantheus Holdings, Inc.†	7,429	493,360

Medical Information Systems — 0.4%
1Life Healthcare, Inc.†	12,692	89,479
Alignment Healthcare, Inc.†	8,748	84,068
Allscripts Healthcare Solutions, Inc.†	13,401	276,865
Apollo Medical Holdings, Inc.†	4,157	151,647
Computer Programs & Systems, Inc.†	1,555	49,636
Convey Health Solutions Holdings, Inc.†	1,484	7,553
DarioHealth Corp.†	1,486	7,371
Health Catalyst, Inc.†	5,764	95,913
NantHealth, Inc.†	2,967	2,090
NextGen Healthcare, Inc.†	6,180	116,493
Privia Health Group, Inc.†	4,623	101,660
Schrodinger, Inc.†	4,997	123,526
Tabula Rasa HealthCare, Inc.†	2,477	8,347

		1,114,648

Medical Instruments — 0.3%
AngioDynamics, Inc.†	4,135	87,042
Apyx Medical Corp.†	3,440	12,969
Asensus Surgical, Inc.†	25,801	11,696
CVRx, Inc.†	1,224	7,626
Natus Medical, Inc.†	3,719	123,731
NuVasive, Inc.†	5,712	293,825
PROCEPT BioRobotics Corp.†	797	28,341
Pulmonx Corp.†	2,879	69,384
Silk Road Medical, Inc.†	3,787	132,734
Stereotaxis, Inc.†	5,472	13,680

		781,028

Medical Labs & Testing Services — 0.4%
Agiliti, Inc.†	2,591	51,146
Aveanna Healthcare Holdings, Inc.†	4,350	12,702
Fulgent Genetics, Inc.†	2,302	126,334
Inotiv, Inc.†	1,921	27,374
Invitae Corp.†	22,098	117,340
LifeStance Health Group, Inc.†	7,927	53,666
MEDNAX, Inc.†	8,396	155,494
Medpace Holdings, Inc.†	3,197	427,023
Neuronetics, Inc.†	2,814	6,866
OPKO Health, Inc.†	44,061	118,965
Personalis, Inc.†	3,970	22,232
Thorne HealthTech, Inc.†	740	4,958
Vapotherm, Inc.†	2,509	11,140
Viemed Healthcare, Inc.†	3,904	19,442

		1,154,682

Medical Laser Systems — 0.0%
Cutera, Inc.†	1,940	105,361

Medical Products — 2.2%
Accuray, Inc.†	10,143	26,980
Acutus Medical, Inc.†	2,108	2,698

Alphatec Holdings, Inc.†	7,797	84,597
Artivion, Inc.†	4,193	85,076
AtriCure, Inc.†	4,940	256,534
Atrion Corp.	154	96,500
Avanos Medical, Inc.†	5,308	154,781
Avita Medical, Inc.†	2,679	16,342
AxoGen, Inc.†	4,264	30,871
Axonics, Inc.†	5,053	261,846
Bioventus, Inc., Class A†	3,091	37,185
Butterfly Network, Inc.†	14,743	49,094
Cardiovascular Systems, Inc.†	4,379	81,887
Castle Biosciences, Inc.†	2,349	52,477
Cerus Corp.†	18,548	85,692
ClearPoint Neuro, Inc.†	2,100	17,997
Cue Health Inc†	1,608	10,774
CytoSorbents Corp.†	4,547	9,549
Eargo, Inc.†	3,322	12,557
Glaukos Corp.†	5,021	237,443
Haemonetics Corp.†	5,563	281,877
Hanger, Inc.†	4,136	67,996
Inari Medical, Inc.†	3,796	306,337
InfuSystem Holdings, Inc.†	1,997	15,836
Inogen, Inc.†	2,187	55,287
Inspire Medical Systems, Inc.†	2,966	610,284
Integer Holdings Corp.†	3,623	272,341
Intersect ENT, Inc.†	3,672	100,503
Invacare Corp.†	3,712	6,162
iRadimed Corp.	699	23,004
iRhythm Technologies, Inc.†	3,254	401,446
LeMaitre Vascular, Inc.	2,084	90,050
LivaNova PLC†	5,896	451,987
MiMedx Group, Inc.†	12,250	48,388
NanoString Technologies, Inc.†	5,002	93,938
NeuroPace, Inc.†	783	6,295
Nevro Corp.†	3,816	235,409
Omnicell, Inc.†	4,828	527,073
Orthofix Medical, Inc.†	2,088	64,728
OrthoPediatrics Corp.†	1,525	68,747
Paragon 28, Inc.†	1,000	17,970
PAVmed, Inc.†	8,014	10,178
Pulse Biosciences, Inc.†	1,534	3,835
RxSight, Inc.†	1,934	23,730
SeaSpine Holdings Corp.†	3,502	32,604
Shockwave Medical, Inc.†	3,721	562,355
SI-BONE, Inc.†	3,590	71,728
Sientra, Inc.†	6,403	9,092
Surmodics, Inc.†	1,491	57,642
Tactile Systems Technology, Inc.†	2,115	35,701
Talis Biomedical Corp.†	1,634	1,716
Treace Medical Concepts, Inc.†	3,317	65,013
Zynex, Inc.	2,470	15,734

		6,245,866

Medical-Biomedical/Gene — 5.5%
2seventy Bio, Inc.†	2,580	34,727
4D Molecular Therapeutics, Inc.†	3,080	36,683
89bio, Inc.†	1,088	2,361
9 Meters Biopharma, Inc.†	24,965	10,430
Absci Corp.†	6,130	36,228
ACADIA Pharmaceuticals, Inc.†	13,198	243,371
Acumen Pharmaceuticals, Inc.†	3,120	12,043
Adagio Therapeutics, Inc.†	6,492	18,567
Adicet Bio, Inc.†	2,840	41,862
Adverum Biotechnologies, Inc.†	9,579	10,250
Aerovate Therapeutics, Inc.†	1,442	18,386
Affimed NV†	12,801	48,132
Agenus, Inc.†	24,170	44,715
Akero Therapeutics, Inc.†	2,835	29,739
Akouos, Inc.†	2,647	7,412
Alaunos Therapeutics, Inc.†	23,114	12,283
Albireo Pharma, Inc.†	1,860	59,185
Aldeyra Therapeutics, Inc.†	5,352	16,431
Aligos Therapeutics, Inc.†	2,328	2,747
Allakos, Inc.†	3,912	14,748
Allogene Therapeutics, Inc.†	7,499	62,617
Allovir, Inc.†	3,253	14,801
Alpha Teknova, Inc.†	768	8,625
Alpine Immune Sciences, Inc.†	1,281	11,785
Altimmune, Inc.†	4,371	19,757
ALX Oncology Holdings, Inc.†	1,955	24,985
Amicus Therapeutics, Inc.†	28,998	205,306
AnaptysBio, Inc.†	2,126	49,748
Anavex Life Sciences Corp.†	7,398	63,549
Angion Biomedica Corp.†	2,400	3,000
ANI Pharmaceuticals, Inc.†	1,207	35,619
Annexon, Inc.†	3,438	8,767
Apellis Pharmaceuticals, Inc.†	8,621	375,272
Applied Molecular Transport, Inc.†	2,758	11,832
Applied Therapeutics, Inc.†	1,953	3,847
Arbutus Biopharma Corp.†	10,046	23,407
Arcellx, Inc.†	1,003	10,963
Arcturus Therapeutics Holdings, Inc.†	2,328	45,117
Arcus Biosciences, Inc.†	4,944	119,694
Arcutis Biotherapeutics, Inc.†	3,050	61,580
Ardelyx, Inc.†	10,655	8,768
Arrowhead Pharmaceuticals, Inc.†	11,325	465,571
Atara Biotherapeutics, Inc.†	9,583	60,948
Atea Pharmaceuticals, Inc.†	7,121	41,800
Athersys, Inc.†	23,479	11,507
Athira Pharma, Inc.†	3,556	36,591
Atossa Therapeutics, Inc.†	12,900	13,029
Atreca, Inc., Class A†	2,864	5,613
Aura Biosciences, Inc.†	618	10,481
Avalo Therapeutics, Inc.†	6,870	2,822
Avid Bioservices, Inc.†	6,659	89,630
Avidity Biosciences, Inc.†	4,153	59,388
Avrobio, Inc.†	4,177	3,855
Axsome Therapeutics, Inc.†	3,064	97,282
Beam Therapeutics, Inc.†	5,645	211,857
Berkeley Lights, Inc.†	5,353	26,631
BioAtla, Inc.†	1,712	5,958
BioCryst Pharmaceuticals, Inc.†	19,852	184,425
Biodesix, Inc.†	1,552	2,499
Biohaven Pharmaceutical Holding Co., Ltd.†	6,142	547,682
Biomea Fusion, Inc.†	2,390	7,170
Black Diamond Therapeutics, Inc.†	2,512	6,104
Bluebird Bio, Inc.†	7,448	27,036
Blueprint Medicines Corp.†	6,452	376,474

Bolt Biotherapeutics, Inc.†	2,524	3,937
Bridgebio Pharma, Inc.†	11,700	93,834
Brooklyn ImmunoTherapeutics, Inc.†	3,271	3,435
C4 Therapeutics, Inc.†	4,260	36,508
Cara Therapeutics, Inc.†	4,899	42,719
Cardiff Oncology, Inc.†	4,199	5,627
Caribou Biosciences, Inc.†	5,608	41,499
Cassava Sciences, Inc.†	4,219	88,051
CEL-SCI Corp.†	3,964	11,337
Celldex Therapeutic,s Inc.†	5,071	154,919
Century Therapeutics, Inc.†	1,911	22,970
Cerevel Therapeutics Holdings, Inc.†	4,492	131,526
ChemoCentryx, Inc.†	5,953	109,892
Chinook Therapeutics, Inc.†	4,448	67,298
ChromaDex Corp.†	5,168	9,768
CinCor Pharma, Inc.†	1,280	30,451
Clene, Inc.†	2,260	5,853
Codex DNA, Inc.†	1,009	3,733
Codiak Biosciences, Inc.†	1,754	5,192
Cogent Biosciences, Inc†	4,098	26,309
Cortexyme, Inc.†	2,200	8,052
Crinetics Pharmaceuticals, Inc.†	5,082	103,266
Cue Biopharma, Inc.†	3,392	13,432
Cullinan Oncology, Inc.†	2,853	27,988
Curis, Inc.†	9,550	8,726
Cymabay Therapeutics, Inc.†	9,385	21,304
Cyteir Therapeutics, Inc.†	2,059	4,633
Cytek Biosciences, Inc.†	10,759	101,673
CytomX Therapeutics, Inc.†	7,151	12,228
Day One Biopharmaceuticals, Inc.†	2,508	21,368
Deciphera Pharmaceuticals, Inc.†	4,384	44,366
Denali Therapeutics, Inc.†	10,032	238,762
Design Therapeutics, Inc.†	2,932	35,008
DICE Therapeutics, Inc.†	1,536	31,212
Dynavax Technologies Corp.†	11,888	104,971
Dyne Therapeutics, Inc.†	3,311	26,422
Edgewise Therapeutics, Inc.†	4,267	34,051
Editas Medicine, Inc.†	7,542	99,856
Eiger BioPharmaceuticals, Inc.†	3,530	24,251
Eliem Therapeutics, Inc.†	665	2,101
Emergent BioSolutions, Inc.†	5,403	174,949
Entrada Therapeutics, Inc.†	1,160	6,937
Epizyme, Inc.†	15,802	10,199
Erasca, Inc.†	7,048	51,309
Esperion Therapeutics, Inc.†	6,369	36,176
Evelo Biosciences, Inc.†	3,349	8,272
Evolus, Inc.†	3,661	40,967
Exagen, Inc.†	1,138	6,942
EyePoint Pharmaceuticals, Inc.†	2,747	31,041
Fate Therapeutics, Inc.†	8,950	255,612
FibroGen, Inc.†	9,495	88,304
Finch Therapeutics Group, Inc.†	835	2,113
Forma Therapeutics Holdings, Inc.†	3,745	28,312
Forte Biosciences, Inc.†	1,244	1,431
Frequency Therapeutics, Inc.†	3,567	4,637
Gemini Therapeutics, Inc.†	2,415	3,647
Generation Bio Co.†	4,832	30,587
Geron Corp.†	33,606	47,384
Global Blood Therapeutics, Inc.†	6,831	209,712
Gossamer Bio, Inc.†	6,856	47,375
Graphite Bio, Inc.†	3,255	13,085
Greenwich Lifesciences, Inc.†	451	5,344
GT Biopharma, Inc.†	1,956	4,127
Halozyme Therapeutics, Inc.†	15,268	609,193
Harvard Bioscience, Inc.†	4,332	22,613
Homology Medicines, Inc.†	4,625	7,678
Humanigen, Inc.†	5,381	10,116
iBio, Inc.†	23,831	6,973
Icosavax, Inc.†	2,667	19,336
Ideaya Biosciences, Inc.†	3,612	34,639
IGM Biosciences, Inc.†	905	15,150
Ikena Oncology, Inc.†	3,056	11,857
Imago Biosciences, Inc.†	2,213	36,183
Immunic, Inc.†	2,064	13,973
ImmunityBio, Inc.†	7,659	27,802
ImmunoGen, Inc.†	23,699	114,466
Immunovant, Inc.†	4,475	20,630
Impel Neuropharma, Inc.†	706	4,476
Infinity Pharmaceuticals, Inc.†	9,652	7,617
Inhibrx, Inc.†	3,078	48,786
Innoviva, Inc.†	4,782	81,581
Inovio Pharmaceuticals, Inc.†	22,800	62,244
Inozyme Pharma, Inc.†	1,587	6,269
Insmed, Inc.†	13,023	286,115
Instil Bio, Inc.†	5,962	42,151
Intellia Therapeutics, Inc.†	7,692	377,139
Intercept Pharmaceuticals, Inc.†	2,754	43,265
Intra-Cellular Therapies, Inc.†	8,861	448,455
iTeos Therapeutics, Inc.†	2,227	59,439
IVERIC bio, Inc.†	12,686	175,701
Janux Therapeutics, Inc.†	1,958	19,267
Karuna Therapeutics, Inc.†	2,449	272,966
Karyopharm Therapeutics, Inc.†	7,939	48,428
KemPharm, Inc.†	3,268	14,608
Keros Therapeutics, Inc.†	1,721	91,230
Kezar Life Sciences, Inc.†	4,175	49,599
Kiniksa Pharmaceuticals, Ltd., Class A†	3,216	30,005
Kinnate Biopharma, Inc.†	2,838	21,200
Kodiak Sciences, Inc.†	3,693	22,232
Kronos Bio, Inc.†	4,280	20,244
Krystal Biotech, Inc.†	2,219	134,494
Kymera Therapeutics, Inc.†	3,789	118,785
Lexicon Pharmaceuticals, Inc.†	7,720	13,973
Ligand Pharmaceuticals, Inc.†	1,663	154,426
Lineage Cell Therapeutics, Inc.†	13,829	16,871
Lucid Diagnostics, Inc.†	556	1,173
MacroGenics, Inc.†	6,620	47,333
Magenta Therapeutics, Inc.†	3,299	4,718
MaxCyte, Inc.†	11,019	61,045
MEI Pharma, Inc.†	14,100	6,930
MeiraGTx Holdings PLC†	3,285	33,803
Mersana Therapeutics, Inc.†	7,892	27,464
Mind Medicine MindMed, Inc.†	35,515	28,412
MiNK Therapeutics, Inc.†	221	495
Molecular Templates, Inc.†	4,077	6,931
Monte Rosa Therapeutics, Inc.†	3,185	34,717
Mustang Bio, Inc.†	8,210	6,114
Myriad Genetics, Inc.†	8,749	179,354

NeoGenomics, Inc.†	12,503	118,153
NGM Biopharmaceuticals, Inc.†	3,474	43,356
Nkarta, Inc.†	1,556	28,693
Nurix Therapeutics, Inc.†	3,454	38,236
Nuvalent, Inc., Class A†	2,021	20,796
Nuvation Bio, Inc.†	17,529	81,685
Olema Pharmaceuticals, Inc.†	2,829	7,214
Omega Therapeutics, Inc.†	2,456	8,375
Omeros Corp.†	6,649	23,072
Oncocyte Corp.†	6,635	7,697
Oncorus, Inc.†	2,252	2,635
Oncternal Therapeutics, Inc.†	4,880	4,164
Oncternal Therapeutics, Inc. CVR†(1)	73	150
Organogenesis Holdings, Inc.†	7,659	49,324
Oyster Point Pharma, Inc.†	1,225	7,816
Phathom Pharmaceuticals, Inc.†	2,233	28,895
Pliant Therapeutics Inc†	2,653	15,547
Portage Biotech, Inc.†	551	3,053
Poseida Therapeutics, Inc.†	3,171	9,798
Praxis Precision Medicines, Inc.†	3,673	29,751
Precigen, Inc.†	10,458	13,909
Precision BioSciences, Inc.†	5,573	11,090
Prelude Therapeutics Inc†	1,193	5,476
Prothena Corp. PLC†	3,986	116,232
Provention Bio, Inc.†	6,116	27,461
PTC Therapeutics, Inc.†	7,659	270,592
Puma Biotechnology, Inc.†	3,559	8,399
Pyxis Oncology, Inc.†	1,172	2,871
Radius Health, Inc.†	5,163	35,315
Rain Therapeutics, Inc.†	1,754	6,963
Rallybio Corp.†	1,995	19,870
RAPT Therapeutics, Inc.†	2,350	35,556
Recursion Pharmaceuticals, Inc., Class A†	12,710	78,802
REGENXBIO, Inc.†	4,352	120,812
Relay Therapeutics, Inc.†	7,715	183,848
Replimune Group, Inc.†	3,330	55,844
REVOLUTION Medicines, Inc.†	6,550	130,803
Rigel Pharmaceuticals, Inc.†	18,840	44,462
Rocket Pharmaceuticals, Inc.†	4,547	46,743
Rubius Therapeutics, Inc.†	5,064	8,406
Sana Biotechnology, Inc.†	9,520	71,876
Sangamo Therapeutics, Inc.†	13,093	54,336
Scholar Rock Holding Corp.†	3,113	22,009
Seelos Therapeutics, Inc.†	10,832	6,716
Seer, Inc.†	4,589	33,408
Selecta Biosciences, Inc.†	10,151	7,779
Sensei Biotherapeutics, Inc.†	2,304	3,571
Sesen Bio, Inc.†	22,198	8,437
Shattuck Labs, Inc.†	2,933	11,263
Sigilon Therapeutics, Inc.†	1,677	1,761
Silverback Therapeutics, Inc.†	2,262	7,035
Singular Genomics Systems, Inc.†	5,195	21,248
Solid Biosciences, Inc.†	6,575	3,682
Sorrento Therapeutics, Inc.†	32,942	49,742
SpringWorks Therapeutics, Inc.†	3,220	138,170
Spruce Biosciences, Inc.†	958	1,686
SQZ Biotechnologies Co.†	2,511	9,266
Stoke Therapeutics, Inc.†	2,105	30,396
Surface Oncology, Inc.†	3,897	8,262
Sutro Biopharma, Inc.†	4,781	28,734
Syndax Pharmaceuticals, Inc.†	5,413	90,776
Talaris Therapeutics, Inc.†	2,350	16,591
Tarsus Pharmaceuticals, Inc.†	930	17,028
Taysha Gene Therapies, Inc.†	2,497	9,139
TCR2 Therapeutics, Inc.†	3,363	7,163
Tenaya Therapeutics, Inc.†	3,153	29,071
Terns Pharmaceuticals, Inc.†	1,513	2,421
TG Therapeutics, Inc.†	14,283	99,124
Theravance Biopharma, Inc.†	6,616	63,844
Theseus Pharmaceuticals, Inc.†	1,269	10,368
TransMedics Group, Inc.†	2,858	59,904
Travere Therapeutics, Inc.†	6,510	163,596
Turning Point Therapeutics, Inc.†	5,071	149,290
Twist Bioscience Corp.†	6,104	176,039
Tyra Biosciences, Inc.†	1,301	9,718
UroGen Pharma, Ltd.†	2,151	15,186
Vaxart, Inc.†	13,496	46,966
VBI Vaccines, Inc.†	20,784	25,980
Ventyx Biosciences, Inc.†	1,151	16,724
Vera Therapeutics, Inc.†	1,509	30,180
Veracyte, Inc.†	7,440	152,297
Verastem, Inc.†	19,007	26,990
Vericel Corp.†	5,127	146,119
Veru, Inc.†	7,102	83,235
Verve Therapeutics, Inc.†	4,019	59,963
Vigil Neuroscience, Inc.†	740	2,509
Viking Therapeutics, Inc.†	7,543	17,952
Vincerx Pharma, Inc.†	1,812	4,675
Vir Biotechnology, Inc.†	6,629	134,900
Viracta Therapeutics, Inc.†	3,998	10,195
VistaGen Therapeutics, Inc.†	21,395	27,172
Vor BioPharma, Inc.†	2,093	11,993
Wave Life Sciences, Ltd.†	4,882	9,520
Werewolf Therapeutics, Inc.†	2,912	12,958
XBiotech, Inc.	1,679	13,029
Xencor, Inc.†	6,234	155,725
Xilio Therapeutics, Inc.†	843	2,976
XOMA Corp.†	665	12,788
Zentalis Pharmaceuticals, Inc.†	4,020	106,610

		15,493,301

Medical-Drugs — 1.5%
Aclaris Therapeutics, Inc.†	5,624	69,288
Aduro Biotech Holding, Inc. CVR(1)	1,482	0
Aeglea BioTherapeutics, Inc.†	4,456	6,417
Aerie Pharmaceuticals, Inc.†	4,668	33,189
Alector, Inc.†	6,441	61,834
Alkermes PLC†	17,689	510,328
Amphastar Pharmaceuticals, Inc.†	4,081	144,753
Ampio Pharmaceuticals, Inc.†	21,485	4,946
Amylyx Pharmaceuticals, Inc.†	1,057	9,513
Athenex, Inc.†	9,535	4,577
Beyondspring, Inc.†	2,470	3,754
Bioxcel Therapeutics, Inc.†	1,901	24,922
Catalyst Pharmaceuticals, Inc.†	10,707	81,587
Chimerix, Inc.†	8,049	35,416
Citius Pharmaceuticals, Inc.†	13,662	13,799

Clovis Oncology, Inc.†	12,438	24,876
Coherus Biosciences, Inc.†	7,169	64,808
Collegium Pharmaceutical, Inc.†	3,807	61,293
Corcept Therapeutics, Inc.†	9,640	207,356
Cytokinetics, Inc.†	8,743	348,583
Durect Corp.†	24,945	11,225
Eagle Pharmaceuticals, Inc.†	1,261	55,648
Enanta Pharmaceuticals, Inc.†	2,160	139,104
Foghorn Therapeutics, Inc.†	2,157	25,000
Fortress Biotech, Inc.†	8,091	8,900
Fulcrum Therapeutics, Inc.†	3,030	29,149
Gritstone Bio, Inc.†	4,711	12,201
Harmony Biosciences Holdings, Inc.†	2,534	114,131
Harpoon Therapeutics, Inc.†	2,063	4,642
Hookipa Pharma, Inc.†	2,117	3,176
Immuneering Corp., Class A†	2,095	10,412
Ironwood Pharmaceuticals, Inc.†	16,186	194,232
Jounce Therapeutics, Inc.†	3,635	19,266
Kala Pharmaceuticals, Inc.†	5,403	3,509
KalVista Pharmaceuticals, Inc.†	2,470	31,443
Kura Oncology, Inc.†	7,006	100,536
Landos Biopharma, Inc.†	516	493
Lyell Immunopharma, Inc.†	16,356	83,906
Madrigal Pharmaceuticals, Inc.†	1,298	90,860
Marinus Pharmaceuticals, Inc.†	4,072	26,957
Mirum Pharmaceuticals, Inc.†	397	9,441
Morphic Holding, Inc.†	2,334	70,744
Neoleukin Therapeutics, Inc.†	3,883	4,737
NexImmune, Inc.†	1,947	4,108
Ocular Therapeutix, Inc.†	8,453	30,177
ORIC Pharmaceuticals, Inc.†	3,486	11,574
Pacira BioSciences, Inc.†	4,871	363,230
Paratek Pharmaceuticals, Inc.†	5,401	11,936
Passage Bio, Inc.†	4,090	7,976
PetIQ, Inc.†	2,967	59,043
Phibro Animal Health Corp., Class A	2,254	40,549
PMV Pharmaceuticals Inc†	2,892	41,905
Prestige Consumer Healthcare, Inc.†	5,523	301,887
Progenics Pharmaceuticals, Inc. CVR(1)	9,786	10,358
Protagonist Therapeutics, Inc.†	4,933	44,841
Reata Pharmaceuticals, Inc., Class A†	3,027	76,825
Relmada Therapeutics, Inc.†	2,738	68,751
Reneo Pharmaceuticals, Inc.†	959	2,225
Rhythm Pharmaceuticals, Inc.†	4,857	30,405
Seres Therapeutics, Inc.†	7,674	36,298
SIGA Technologies, Inc.†	5,320	36,548
Spectrum Pharmaceuticals, Inc.†	17,979	14,522
Spero Therapeutics, Inc.†	2,669	12,971
Summit Therapeutics, Inc.†	2,907	4,622
Supernus Pharmaceuticals, Inc.†	5,417	151,134
Syros Pharmaceuticals, Inc.†	6,348	5,344
TherapeuticsMD, Inc.†	42,992	8,671
Tonix Pharmaceuticals Holding Corp.†	55,187	8,052
Trevena, Inc.†	18,033	5,347
Vanda Pharmaceuticals, Inc.†	6,043	59,947
Vaxcyte, Inc.†	4,702	113,835
Verrica Pharmaceuticals, Inc.†	1,444	9,487
Y-mAbs Therapeutics, Inc.†	3,853	32,365
Zogenix, Inc. CVR(1)	5,635	3,832

		4,369,716

Medical-Generic Drugs — 0.2%
Amneal Pharmaceuticals, Inc.†	10,996	42,445
Arvinas, Inc.†	5,195	285,569
Endo International PLC†	25,276	50,552
Prometheus Biosciences, Inc.†	3,305	86,921

		465,487

Medical-HMO — 0.1%
Bright Health Group, Inc.†	28,537	51,367
Ontrak, Inc.†	1,287	1,531
Tivity Health, Inc.†	4,853	155,927

		208,825

Medical-Hospitals — 0.5%
Community Health Systems, Inc.†	13,703	105,102
Select Medical Holdings Corp.	12,186	275,525
Surgery Partners, Inc.†	3,786	193,692
Tenet Healthcare Corp.†	11,712	849,237

		1,423,556

Medical-Nursing Homes — 0.2%
Ensign Group, Inc.	5,795	465,512
Innovage Holding Corp.†	2,022	9,281
National HealthCare Corp.	1,385	94,263
Pennant Group, Inc.†	2,827	46,335

		615,391

Medical-Outpatient/Home Medical — 0.3%
Addus HomeCare Corp.†	1,698	143,107
American Well Corp., Class A†	20,192	63,201
Joint Corp.†	1,525	46,543
LHC Group, Inc.†	3,368	558,583
ModivCare, Inc.†	1,370	142,439

		953,873

Medical-Wholesale Drug Distribution — 0.2%
AdaptHealth Corp.†	7,903	100,052
Covetrus, Inc.†	11,414	157,513
Owens & Minor, Inc.	8,000	283,920

		541,485

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	2,705	123,456
Helios Technologies, Inc.	3,566	239,564
Lawson Products, Inc.†	542	20,591
Mayville Engineering Co., Inc.†	988	8,181
Mueller Industries, Inc.	6,197	335,567
Park-Ohio Holdings Corp.	938	8,995
Proto Labs, Inc.†	3,065	130,600
RBC Bearings, Inc.†	3,083	519,023
Standex International Corp.	1,319	124,039
Tredegar Corp.	2,890	33,090
Xometry, Inc., Class A†	2,722	89,336

		1,632,442

Metal Products-Distribution — 0.1%
Olympic Steel, Inc.	1,033	35,463
Ryerson Holding Corp.	1,812	66,700

Worthington Industries, Inc.	3,643	173,297

		275,460

Metal-Aluminum — 0.3%
Arconic Corp.†	11,783	296,460
Century Aluminum Co.†	5,665	95,569
Constellium SE†	13,704	228,720
Kaiser Aluminum Corp.	1,743	168,199

		788,948

Metal-Diversified — 0.0%
PolyMet Mining Corp.†	3,183	10,026

Miscellaneous Manufacturing — 0.3%
Hillenbrand, Inc.	8,047	328,478
John Bean Technologies Corp.	3,462	408,135
Sight Sciences, Inc.†	2,463	17,192

		753,805

Motion Pictures & Services — 0.1%
Chicken Soup For The Soul Entertainment, Inc.†	803	6,994
Eros STX Global Corp.†	1,752	3,031
IMAX Corp.†	5,496	86,947
Lions Gate Entertainment Corp., Class A†	6,422	86,633
Lions Gate Entertainment Corp., Class B†	13,025	163,724

		347,329

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	5,010	97,695

Multilevel Direct Selling — 0.1%
Nu Skin Enterprises, Inc., Class A	5,481	233,710

Multimedia — 0.0%
E.W. Scripps Co., Class A†	6,320	104,027

Networking Products — 0.3%
A10 Networks, Inc.	6,627	94,634
Calix, Inc.†	6,085	242,852
Extreme Networks, Inc.†	14,007	134,467
Infinera Corp.†	20,176	155,153
NeoPhotonics Corp.†	5,754	87,116
NETGEAR, Inc.†	3,194	69,310

		783,532

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	972	60,225

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†	17,053	128,068
Ur-Energy, Inc.†	20,444	28,212
Uranium Energy Corp.†	29,159	123,926

		280,206

Non-Hazardous Waste Disposal — 0.2%
Casella Waste Systems, Inc., Class A†	5,426	446,234

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	19,396	102,217

Office Furnishings-Original — 0.1%
CompX International, Inc.	177	3,758
HNI Corp.	4,801	171,108
Interface, Inc.	6,410	81,343
Kimball International, Inc., Class B	3,983	30,589
Steelcase, Inc., Class A	9,447	110,813

		397,611

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	10,278	75,338

Oil & Gas Drilling — 0.4%
Helmerich & Payne, Inc.	11,356	522,717
Nabors Industries, Ltd.†	780	120,603
Patterson-UTI Energy, Inc.	20,572	338,204

		981,524

Oil Companies-Exploration & Production — 4.0%
Antero Resources Corp.†	31,559	1,110,877
Berry Corp.	7,437	81,584
Brigham Minerals, Inc., Class A	4,813	119,266
California Resources Corp.	8,946	359,719
Callon Petroleum Co.†	5,311	272,295
Centennial Resource Development, Inc., Class A†	20,317	157,253
Chesapeake Energy Corp.	11,580	949,792
Civitas Resources, Inc.	4,793	280,966
CNX Resources Corp.†	22,180	455,799
Comstock Resources, Inc.†	10,099	171,986
Crescent Energy, Inc.	3,239	50,885
Denbury, Inc.†	5,564	355,985
Earthstone Energy, Inc., Class A†	3,402	45,893
Falcon Minerals Corp.	4,340	29,512
HighPeak Energy, Inc.	577	15,758
Kosmos Energy, Ltd.†	49,483	334,505
Laredo Petroleum, Inc.†	1,387	98,768
Magnolia Oil & Gas Corp., Class A	15,904	369,609
Matador Resources Co.	12,213	596,239
Northern Oil and Gas, Inc.	6,741	168,390
Oasis Petroleum, Inc.	2,188	290,260
Ovintiv, Inc.	28,909	1,479,852
PDC Energy, Inc.	10,751	749,775
Range Resources Corp.†	26,369	789,488
Ranger Oil Corp.†	2,340	74,529
Riley Exploration Permian, Inc.	1,167	27,109
SM Energy Co.	13,232	470,133
Southwestern Energy Co.†	112,077	840,577
Talos Energy, Inc.†	4,066	73,879
Tellurian, Inc.†	40,873	203,547
W&T Offshore, Inc.†	10,349	49,261
Whiting Petroleum Corp.	4,344	317,329

		11,390,820

Oil Companies-Integrated — 0.2%
Murphy Oil Corp.	16,162	615,449

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†	3,872	111,823
US Silica Holdings, Inc.†	8,100	150,498

		262,321

Oil Refining & Marketing — 0.2%
CVR Energy, Inc.	3,264	81,829
Delek US Holdings, Inc.†	7,241	175,232

Par Pacific Holdings, Inc.†	4,934	72,382
PBF Energy, Inc., Class A†	10,623	308,704

		638,147

Oil-Field Services — 0.8%
Archrock, Inc.	14,873	129,544
Aris Water Solution, Inc., Class A	2,146	36,353
Bristow Group, Inc.†	2,608	77,771
ChampionX Corp.	22,370	472,007
DMC Global, Inc.†	2,111	42,199
Expro Group Holdings NV†	5,126	78,325
Helix Energy Solutions Group, Inc.†	15,785	64,876
Liberty Oilfield Services, Inc., Class A†	10,214	164,854
Matrix Service Co.†	2,902	19,734
MRC Global, Inc.†	8,878	106,447
National Energy Services Reunited Corp.†	4,187	28,011
Newpark Resources, Inc.†	9,959	34,757
NexTier Oilfield Solutions, Inc.†	19,074	210,386
NOW, Inc.†	12,157	132,511
Oceaneering International, Inc.†	10,985	124,460
Oil States International, Inc.†	6,682	45,170
ProPetro Holding Corp.†	9,516	134,556
RPC, Inc.†	7,450	77,033
Select Energy Services, Inc., Class A†	7,035	54,592
Solaris Oilfield Infrastructure, Inc., Class A	3,448	38,790
TETRA Technologies, Inc.†	13,533	49,802
Tidewater, Inc.†	4,526	90,339

		2,212,517

Optical Supplies — 0.1%
STAAR Surgical Co.†	5,240	299,152

Paper & Related Products — 0.1%
Clearwater Paper Corp.†	1,819	60,227
Glatfelter Corp.	4,829	53,119
Neenah, Inc.	1,859	65,809

		179,155

Patient Monitoring Equipment — 0.1%
CareDx, Inc.†	5,579	169,825

Pharmacy Services — 0.2%
Option Care Health, Inc.†	17,531	523,826

Physical Therapy/Rehabilitation Centers — 0.1%
U.S. Physical Therapy, Inc.	1,409	146,212

Physicians Practice Management — 0.0%
Accolade, Inc.†	5,626	31,281

Pipelines — 0.2%
Equitrans Midstream Corp.	45,104	354,517
Golar LNG, Ltd.†	11,159	249,069
Kinetik Holdings, Inc.	359	25,543

		629,129

Pollution Control — 0.0%
CECO Environmental Corp.†	3,431	16,297

Poultry — 0.2%
Sanderson Farms, Inc.	2,241	424,378

Power Converter/Supply Equipment — 0.0%
Blink Charging Co.†	4,027	76,916
Powell Industries, Inc.	1,004	19,377

		96,293

Precious Metals — 0.1%
Coeur Mining, Inc.†	28,221	102,442
Hecla Mining Co.	58,628	305,452

		407,894

Printing-Commercial — 0.1%
Cimpress PLC†	1,939	97,939
Deluxe Corp.	4,699	127,249
Ennis, Inc.	2,815	48,559

		273,747

Private Corrections — 0.1%
CoreCivic, Inc.†	13,228	164,424

Private Equity — 0.0%
Chicago Atlantic Real Estate Finance, Inc.	660	11,741

Professional Sports — 0.1%
Hall of Fame Resort & Entertainment Co.†	6,143	5,083
Liberty Media Corp. - Liberty Braves, Series A†	1,105	29,028
Liberty Media Corp. - Liberty Braves, Series C†	4,029	101,168
Madison Square Garden Entertainment Corp.†	2,880	210,960

		346,239

Protection/Safety — 0.1%
Alarm.com Holdings, Inc.†	5,215	318,532
ShotSpotter, Inc.†	935	25,666
Vivint Smart Home, Inc.†	10,103	52,940

		397,138

Publishing-Books — 0.0%
Scholastic Corp.	3,045	112,208

Publishing-Newspapers — 0.2%
Gannett Co, Inc.†	15,517	62,223
TEGNA, Inc.	24,392	537,844

		600,067

Publishing-Periodicals — 0.0%
Thryv Holdings, Inc.†	845	21,826
Value Line, Inc.	108	7,071

		28,897

Quarrying — 0.1%
Compass Minerals International, Inc.	3,773	223,097

Radio — 0.1%
Audacy, Inc.†	13,009	33,043
iHeartMedia, Inc., Class A†	12,350	197,476

		230,519

Real Estate Investment Trusts — 8.2%
Acadia Realty Trust	9,578	200,372
AFC Gamma, Inc.	1,648	26,384
Agree Realty Corp.	7,760	527,059
Alexander & Baldwin, Inc.	7,992	169,430

Alexander’s, Inc.	236	58,568
American Assets Trust, Inc.	5,508	201,593
Apartment Investment & Management Co., Class A†	16,670	105,021
Apollo Commercial Real Estate Finance, Inc.	15,476	186,331
Apple Hospitality REIT, Inc.	23,646	418,298
Arbor Realty Trust, Inc.	15,872	271,411
Ares Commercial Real Estate Corp.	4,827	72,743
Armada Hoffler Properties, Inc.	7,351	99,606
ARMOUR Residential REIT, Inc.	9,818	72,064
Ashford Hospitality Trust, Inc.†	1,875	13,219
Blackstone Mtg. Trust, Inc., Class A	17,350	521,194
Braemar Hotels & Resorts, Inc.	6,301	38,184
Brandywine Realty Trust	18,717	218,427
BrightSpire Capital, Inc.	9,310	79,135
Broadmark Realty Capital, Inc.	14,167	110,644
Broadstone Net Lease, Inc.	17,358	359,137
BRT Apartments Corp.	1,255	27,472
CareTrust REIT, Inc.	10,644	172,539
CatchMark Timber Trust, Inc., Class A	5,394	44,285
Centerspace	1,576	145,402
Chatham Lodging Trust†	5,272	75,706
Chimera Investment Corp.	25,985	260,370
City Office REIT, Inc.	4,710	69,896
Clipper Realty, Inc.	1,346	12,020
Community Healthcare Trust, Inc.	2,633	96,947
Corporate Office Properties Trust	12,459	332,531
CTO Realty Growth, Inc.	653	41,642
DiamondRock Hospitality Co.†	23,069	244,993
DigitalBridge Group, Inc.†	53,515	372,464
Diversified Healthcare Trust	26,174	58,891
Dynex Capital, Inc.	3,982	64,628
Easterly Government Properties, Inc.	9,551	181,947
EastGroup Properties, Inc.	4,457	835,687
Ellington Financial, Inc.	5,938	96,136
Empire State Realty Trust, Inc., Class A	15,771	136,261
Equity Commonwealth†	12,000	314,280
Essential Properties Realty Trust, Inc.	13,359	320,616
Farmland Partners, Inc.	3,155	46,442
Four Corners Property Trust, Inc.	8,522	234,014
Franklin BSP Realty Trust, Inc.	3,969	52,629
Franklin Street Properties Corp.	11,200	57,792
GEO Group, Inc.†	12,992	84,838
Getty Realty Corp.	4,491	120,853
Gladstone Commercial Corp.	4,076	85,759
Gladstone Land Corp.	3,454	125,726
Global Medical REIT, Inc.	6,603	97,460
Global Net Lease, Inc.	11,503	161,387
Granite Point Mtg. Trust, Inc.	5,894	57,349
Great Ajax Corp.	2,392	22,270
Healthcare Realty Trust, Inc.	16,273	440,673
Hersha Hospitality Trust†	3,561	34,827
Independence Realty Trust, Inc.	24,370	664,326
INDUS Realty Trust, Inc.	636	45,442
Industrial Logistics Properties Trust	7,166	115,803
Innovative Industrial Properties, Inc.	2,785	402,683
Invesco Mtg. Capital, Inc.	34,629	60,254
iStar, Inc.	7,405	124,700
Kite Realty Group Trust	23,939	533,840
KKR Real Estate Finance Trust, Inc.	3,897	74,043
Ladder Capital Corp.	12,533	142,751
LTC Properties, Inc.	4,293	141,669
LXP Industrial Trust	30,826	386,866
Macerich Co.	23,587	296,017
MFA Financial, Inc.	12,206	173,935
National Health Investors, Inc.	4,825	248,632
National Storage Affiliates Trust	8,960	507,136
Necessity Retail REIT, Inc.	13,692	102,279
NETSTREIT Corp.	4,376	94,609
New York Mtg. Trust, Inc.	41,871	134,825
NexPoint Residential Trust, Inc.	2,463	219,601
Office Properties Income Trust	5,281	114,175
One Liberty Properties, Inc.	1,776	50,882
Orchid Island Capital, Inc.	14,988	41,667
Outfront Media, Inc.	16,051	410,906
Paramount Group, Inc.	20,590	195,811
Pebblebrook Hotel Trust	14,338	350,134
PennyMac Mtg. Investment Trust	10,808	165,795
Phillips Edison & Co., Inc.	12,584	426,094
Physicians Realty Trust	24,316	416,776
Piedmont Office Realty Trust, Inc., Class A	13,678	220,216
Plymouth Industrial REIT, Inc.	3,448	83,166
Postal Realty Trust, Inc., Class A	1,849	31,119
PotlatchDeltic Corp.	7,284	403,461
Preferred Apartment Communities, Inc.	5,749	143,035
PS Business Parks, Inc.	2,215	414,648
Ready Capital Corp.	7,420	108,109
Redwood Trust, Inc.	12,650	122,705
Retail Opportunity Investments Corp.	13,110	244,239
RLJ Lodging Trust	18,242	255,753
RPT Realty	9,235	122,733
Ryman Hospitality Properties, Inc.†	5,932	554,523
Sabra Health Care REIT, Inc.	25,189	294,208
Safehold, Inc.	2,292	98,671
Saul Centers, Inc.	1,305	67,351
Seritage Growth Properties, Class A†	4,119	40,778
Service Properties Trust	18,100	146,972
SITE Centers Corp.	19,110	303,849
STAG Industrial, Inc.	19,758	737,369
Summit Hotel Properties, Inc.†	11,441	112,923
Sunstone Hotel Investors, Inc.†	24,013	294,159
Tanger Factory Outlet Centers, Inc.	11,283	181,995
Terreno Realty Corp.	8,133	591,676
TPG RE Finance Trust, Inc.	6,622	69,862
Two Harbors Investment Corp.	37,950	182,539
UMH Properties, Inc.	4,839	113,813
Uniti Group, Inc.	21,685	268,677
Universal Health Realty Income Trust	1,416	71,069
Urban Edge Properties	12,771	238,690
Urstadt Biddle Properties, Inc., Class A	3,283	56,960
Veris Residential, Inc.†	9,687	155,089
Washington Real Estate Investment Trust	9,339	224,977
Whitestone REIT	5,072	61,625

Xenia Hotels & Resorts, Inc.†	12,567	242,417

		23,176,579

Real Estate Management/Services — 0.4%
Angel Oak Mtg., Inc.	1,057	17,081
Cushman & Wakefield PLC†	15,301	273,888
Douglas Elliman, Inc.	7,920	47,995
eXp World Holdings, Inc.	6,922	92,686
Fathom Holdings, Inc.†	749	5,558
Marcus & Millichap, Inc.	2,618	117,260
Newmark Group, Inc., Class A	18,540	225,261
RE/MAX Holdings, Inc., Class A	2,042	47,905
Realogy Holdings Corp.†	12,703	139,225
Redfin Corp.†	11,379	126,876
RMR Group, Inc., Class A	1,683	45,912

		1,139,647

Real Estate Operations & Development — 0.3%
FRP Holdings, Inc.†	737	41,648
Kennedy-Wilson Holdings, Inc.	13,105	295,518
Legacy Housing Corp.†	887	15,540
McGrath RentCorp	2,663	222,254
Radius Global Infrastructure, Inc., Class A†	7,935	98,553
Rafael Holdings, Inc., Class B†	1,369	2,943
St. Joe Co.	3,675	195,547

		872,003

Recreational Centers — 0.1%
F45 Training Holdings, Inc.†	3,499	30,756
Life Time Group Holdings, Inc.†	4,290	61,347
OneSpaWorld Holdings, Ltd.†	5,899	59,226
Xponential Fitness, Inc., Class A†	1,358	28,138

		179,467

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A	4,604	118,231
Malibu Boats, Inc., Class A†	2,285	114,913
Marine Products Corp.	898	10,542
MasterCraft Boat Holdings, Inc.†	2,024	48,718
OneWater Marine, Inc., Class A	1,209	39,522

		331,926

Recycling — 0.1%
Harsco Corp.†	8,637	88,270
PureCycle Technologies, Inc.†	6,318	49,281

		137,551

Rental Auto/Equipment — 1.2%
Aaron’s Co., Inc.	3,446	70,746
Alta Equipment Group, Inc.†	2,085	23,456
Avis Budget Group, Inc.†	4,558	1,220,040
Custom Truck One Source, Inc.†	6,460	42,442
Herc Holdings, Inc.	2,753	351,889
PROG Holdings, Inc.†	6,234	165,014
Rent the Runway, Inc., Class A†	1,892	11,995
Rent-A-Center, Inc.	7,271	175,377
Textainer Group Holdings, Ltd.	5,197	174,307
Triton International, Ltd.	7,361	449,684
WillScot Mobile Mini Holdings Corp.†	22,998	807,230

		3,492,180

Research & Development — 0.0%
Landec Corp.†	2,883	28,686

Resort/Theme Parks — 0.1%
SeaWorld Entertainment, Inc.†	5,552	374,427

Retail-Apparel/Shoe — 0.6%
Abercrombie & Fitch Co., Class A†	6,171	213,393
American Eagle Outfitters, Inc.	16,785	253,621
Boot Barn Holdings, Inc.†	3,226	290,534
Buckle, Inc.	3,281	101,908
Caleres, Inc.	4,063	93,165
Cato Corp., Class A	2,121	28,740
Chico’s FAS, Inc.†	13,266	70,310
Children’s Place, Inc.†	1,519	70,375
Designer Brands, Inc., Class A	6,716	92,815
Duluth Holdings, Inc., Class B†	1,339	16,403
Genesco, Inc.†	1,579	97,945
Guess?, Inc.	4,439	99,744
Shoe Carnival, Inc.	1,948	58,810
Tilly’s, Inc., Class A	2,500	22,050
Vera Bradley, Inc.†	2,870	17,651
Winmark Corp.	382	77,622

		1,605,086

Retail-Appliances — 0.0%
Conn’s, Inc.†	1,969	30,815

Retail-Arts & Crafts — 0.0%
Joann, Inc.	1,236	12,904

Retail-Automobile — 0.4%
America’s Car-Mart, Inc.†	661	53,442
Asbury Automotive Group, Inc.†	2,555	469,379
CarLotz, Inc.†	7,893	7,008
Group 1 Automotive, Inc.	1,836	319,721
Lazydays Holdings, Inc.†	846	16,438
Rush Enterprises, Inc., Class A	4,658	236,999
Rush Enterprises, Inc., Class B	713	34,545
Shift Technologies, Inc.†	6,613	8,862
Sonic Automotive, Inc., Class A	2,386	101,524

		1,247,918

Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	10,687	145,450

Retail-Bookstores — 0.0%
Barnes & Noble Education, Inc.†	4,981	15,142

Retail-Building Products — 0.3%
Aspen Aerogels, Inc.†	2,432	52,531
Beacon Roofing Supply, Inc.†	6,155	367,023
BlueLinx Holdings, Inc.†	1,016	67,737
GMS, Inc.†	4,715	226,084
Patrick Industries, Inc.	2,505	155,936

		869,311

Retail-Computer Equipment — 0.0%
PC Connection, Inc.	1,223	60,526

Retail-Convenience Store — 0.0%
Arko Corp.	9,190	85,191

Retail-Discount — 0.4%
Big Lots, Inc.	3,332	102,959
BJ’s Wholesale Club Holdings, Inc.†	15,117	972,779
Citi Trends, Inc.†	887	24,809

		1,100,547

Retail-Drug Store — 0.0%
MedAvail Holdings, Inc.†	1,325	2,200
Rite Aid Corp.†	6,136	39,086

		41,286

Retail-Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	3,160	43,640

Retail-Gardening Products — 0.0%
GrowGeneration Corp.†	6,106	36,086

Retail-Hair Salons — 0.0%
Regis Corp.†	4,709	6,357

Retail-Home Furnishings — 0.1%
Bassett Furniture Industries, Inc.	1,015	16,808
Haverty Furniture Cos., Inc.	1,796	44,595
Kirkland’s, Inc.†	1,394	10,079
La-Z-Boy, Inc.	4,854	127,563

		199,045

Retail-Jewelry — 0.2%
Movado Group, Inc.	1,723	61,976
Signet Jewelers, Ltd.	5,829	409,196

		471,172

Retail-Leisure Products — 0.0%
MarineMax, Inc.†	2,328	95,262

Retail-Misc./Diversified — 0.2%
Container Store Group, Inc.†	3,506	26,821
Party City Holdco, Inc.†	12,187	37,658
PriceSmart, Inc.	2,705	214,912
Sally Beauty Holdings, Inc.†	12,113	183,149

		462,540

Retail-Office Supplies — 0.1%
ODP Corp.†	5,086	218,851

Retail-Pawn Shops — 0.1%
FirstCash Holdings, Inc.	4,379	349,357

Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.	2,246	49,187

Retail-Petroleum Products — 0.3%
Clean Energy Fuels Corp.†	17,107	100,247
Murphy USA, Inc.	2,573	601,053
TravelCenters of America, Inc.†	1,377	52,340
World Fuel Services Corp.	6,879	166,609

		920,249

Retail-Regional Department Stores — 0.4%
Dillard’s, Inc., Class A	598	181,678
Macy’s, Inc.	33,265	804,015

		985,693

Retail-Restaurants — 1.2%
Biglari Holdings, Inc., Class B†	81	11,048
BJ’s Restaurants, Inc.†	2,485	69,058
Bloomin’ Brands, Inc.	9,770	214,842
Brinker International, Inc.†	4,884	177,436
Carrols Restaurant Group, Inc.	3,686	5,898
Cheesecake Factory, Inc.†	5,081	187,540
Chuy’s Holdings, Inc.†	2,195	54,897
Cracker Barrel Old Country Store, Inc.	2,616	290,350
Dave & Buster’s Entertainment, Inc.†	4,831	219,811
Denny’s Corp.†	6,828	87,535
Dine Brands Global, Inc.	1,797	128,827
El Pollo Loco Holdings, Inc.†	2,100	22,365
Fiesta Restaurant Group, Inc.†	1,923	13,076
First Watch Restaurant Group, Inc.†	1,211	15,743
Jack in the Box, Inc.	2,334	193,162
Kura Sushi USA, Inc., Class A†	497	24,939
Noodles & Co.†	4,485	24,981
ONE Group Hospitality, Inc.†	2,287	21,292
Papa John’s International, Inc.	3,649	332,241
Portillo’s, Inc., Class A†	2,537	52,846
Red Robin Gourmet Burgers, Inc.†	1,718	22,660
Ruth’s Hospitality Group, Inc.	3,639	76,310
Shake Shack, Inc., Class A†	4,128	238,722
Sweetgreen, Inc.† Class A	1,360	36,720
Texas Roadhouse, Inc.	7,721	635,670
Wingstop, Inc.	3,291	301,982

		3,459,951

Retail-Sporting Goods — 0.2%
Academy Sports & Outdoors, Inc.	8,661	323,575
Big 5 Sporting Goods Corp.	2,296	33,223
Hibbett, Inc.	1,513	65,331
Sportsman’s Warehouse Holdings, Inc.†	4,800	46,128
Zumiez, Inc.†	2,149	78,718

		546,975

Retail-Vision Service Center — 0.1%
National Vision Holdings, Inc.†	9,143	344,234

Retail-Vitamins & Nutrition Supplements — 0.0%
Franchise Group, Inc.	3,124	116,494

Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.†	20,409	126,128

Rubber-Tires — 0.1%
Goodyear Tire & Rubber Co.†	30,483	406,034

Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	3,983	87,347

Satellite Telecom — 0.3%
EchoStar Corp., Class A†	4,116	96,108
Globalstar, Inc.†	66,949	77,661
Gogo, Inc.†	6,519	120,015
Iridium Communications, Inc.†	13,027	465,194
KVH Industries, Inc.†	1,671	13,318
Telesat Corp.†	786	8,835

		781,131

Savings & Loans/Thrifts — 0.9%
Axos Financial, Inc.†	6,292	238,341
Banc of California, Inc.	6,044	109,034
Berkshire Hills Bancorp, Inc.	5,394	133,448
Brookline Bancorp, Inc.	8,467	122,433
Capitol Federal Financial, Inc.	14,332	138,017
Flushing Financial Corp.	3,207	68,951
FS Bancorp, Inc.	787	23,130
Hingham Institution for Savings	159	51,368
Home Bancorp, Inc.	825	31,622
HomeTrust Bancshares, Inc.	1,649	44,572
Northfield Bancorp, Inc.	4,854	63,539
Northwest Bancshares, Inc.	13,499	171,167
OceanFirst Financial Corp.	6,424	120,322
Pacific Premier Bancorp, Inc.	10,340	324,262
Provident Financial Services, Inc.	8,278	183,192
Southern Missouri Bancorp, Inc.	842	35,532
Washington Federal, Inc.	7,162	217,940
Waterstone Financial, Inc.	2,358	37,870
WSFS Financial Corp.	7,148	286,420

		2,401,160

Schools — 0.4%
2U, Inc.†	8,014	79,980
Adtalem Global Education, Inc.†	5,460	160,033
American Public Education, Inc.†	2,052	39,891
Coursera, Inc.†	8,054	151,496
Graham Holdings Co., Class B	422	249,980
Laureate Education, Inc., Class A	10,950	124,063
Perdoceo Education Corp.†	7,761	86,768
Strategic Education, Inc.	2,689	173,709
Stride, Inc.†	4,574	179,758
Udemy, Inc.†	1,549	16,900

		1,262,578

Security Services — 0.1%
Brink’s Co.	5,302	312,553

Semiconductor Components-Integrated Circuits — 0.3%
MaxLinear, Inc.†	7,826	374,631
Power Integrations, Inc.	6,494	519,520

		894,151

Semiconductor Equipment — 0.8%
Axcelis Technologies, Inc.†	3,634	197,871
CMC Materials, Inc.	3,131	560,167
Cohu, Inc.†	5,285	140,370
FormFactor, Inc.†	8,576	326,831
Kulicke & Soffa Industries, Inc.	6,753	313,407
Onto Innovation, Inc.†	5,371	382,093
SkyWater Technology, Inc.†	890	5,447
Ultra Clean Holdings, Inc.†	4,896	152,608
Veeco Instruments, Inc.†	5,491	125,854

		2,204,648

Silver Mining — 0.0%
Gatos Silver, Inc.†	5,116	17,292
Pan American Silver Corp. CVR†	29,003	23,783

		41,075

Software Tools — 0.1%
Digital Turbine, Inc.†	10,014	316,943

Steel Pipe & Tube — 0.1%
Northwest Pipe Co.†	1,067	28,500
Omega Flex, Inc.	342	37,962
TimkenSteel Corp.†	5,065	104,693

		171,155

Steel-Producers — 0.3%
Carpenter Technology Corp.	5,255	200,636
Commercial Metals Co.	13,245	543,045
Schnitzer Steel Industries, Inc., Class A	2,897	132,190

		875,871

Steel-Specialty — 0.1%
Allegheny Technologies, Inc.†	14,048	381,825

Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	3,045	16,230

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	3,419	49,541

Telecom Equipment-Fiber Optics — 0.0%
Clearfield, Inc.†	1,256	73,137
Luna Innovations, Inc.†	3,403	18,784

		91,921

Telecom Services — 0.3%
ATN International, Inc.	1,225	48,387
Aviat Networks, Inc.†	1,206	36,059
Consolidated Communications Holdings, Inc.†	8,040	47,838
Ooma, Inc.†	2,459	31,574
Vonage Holdings Corp.†	27,982	558,521

		722,379

Telecommunication Equipment — 0.3%
ADTRAN, Inc.	5,395	93,819
Cambium Networks Corp.†	1,187	18,126
Credo Technology Group Holding, Ltd.†	2,432	26,849
DZS, Inc.†	1,898	22,947
Harmonic, Inc.†	9,993	82,942
Plantronics, Inc.†	4,705	187,541
Preformed Line Products Co.	325	19,338
Viavi Solutions, Inc.†	25,363	363,705

		815,267

Telephone-Integrated — 0.1%
Shenandoah Telecommunications Co.	5,330	107,666
Telephone & Data Systems, Inc.	11,145	204,176

		311,842

Television — 0.1%
AMC Networks, Inc., Class A†	3,208	104,677
Gray Television, Inc.	9,424	174,532
Sinclair Broadcast Group, Inc., Class A	5,065	112,646

		391,855

Theaters — 0.4%
AMC Entertainment Holdings, Inc., Class A†	56,926	870,968
Cinemark Holdings, Inc.†	11,918	189,019

		1,059,987

Therapeutics — 0.1%
Agios Pharmaceuticals, Inc.†	5,992	131,644

Akebia Therapeutics, Inc.†	19,232	7,985
Anika Therapeutics, Inc.†	1,592	34,276
CorMedix, Inc.†	4,178	14,372
G1 Therapeutics, Inc.†	4,369	22,457
MannKind Corp.†	27,227	85,220
Ocugen, Inc.†	20,362	44,593
Outlook Therapeutics, Inc.†	12,561	19,470

		360,017

Tobacco — 0.2%
22nd Century Group, Inc.†	17,755	33,912
Greenlane Holdings, Inc., Class A†	2,017	696
Turning Point Brands, Inc.	1,606	50,412
Universal Corp.	2,667	154,286
Vector Group, Ltd.	15,841	201,498

		440,804

Tools-Hand Held — 0.1%
Cadre Holdings, Inc.	701	17,791
Enerpac Tool Group Corp.	6,664	133,813

		151,604

Toys — 0.0%
Funko, Inc., Class A†	2,964	48,284

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†	9,312	72,075

Transport-Air Freight — 0.2%
Air Transport Services Group, Inc.†	6,509	203,732
Atlas Air Worldwide Holdings, Inc.†	3,175	218,884

		422,616

Transport-Equipment & Leasing — 0.2%
GATX Corp.	3,895	402,704
Greenbrier Cos., Inc.	3,516	150,168
Willis Lease Finance Corp.†	320	9,952

		562,824

Transport-Marine — 0.4%
Costamare, Inc.	5,821	78,060
DHT Holdings, Inc.	15,467	86,925
Dorian LPG, Ltd.	3,433	50,534
Eagle Bulk Shipping, Inc.	985	61,306
Frontline, Ltd.†	13,562	112,971
Genco Shipping & Trading, Ltd.	3,542	78,030
International Seaways, Inc.	5,071	107,150
Nordic American Tankers, Ltd.	18,541	47,465
Safe Bulkers, Inc.	6,988	28,721
Scorpio Tankers, Inc.	5,378	132,998
SFL Corp., Ltd.	13,675	135,656
Teekay Corp.†	7,659	24,815
Teekay Tankers, Ltd., Class A†	2,630	42,106

		986,737

Transport-Services — 0.4%
CryoPort, Inc.†	4,473	100,911
Forward Air Corp.	2,959	286,934
Hub Group, Inc., Class A†	3,651	245,201
Matson, Inc.	4,585	394,402
Radiant Logistics, Inc.†	4,329	24,978
Universal Logistics Holdings, Inc.	845	17,137

		1,069,563

Transport-Truck — 0.5%
ArcBest Corp.	2,791	201,399
Covenant Logistics Group, Inc.	1,335	27,421
Daseke, Inc.†	4,428	37,195
Heartland Express, Inc.	5,196	71,705
Marten Transport, Ltd.	6,563	114,065
P.A.M. Transportation Services, Inc.†	780	23,704
Saia, Inc.†	2,926	602,639
US Xpress Enterprises, Inc., Class A†	2,966	9,817
Werner Enterprises, Inc.	6,695	265,323
Yellow Corp.†	5,552	24,873

		1,378,141

Travel Services — 0.0%
Liberty TripAdvisor Holdings, Inc., Class A†	8,034	12,051

Veterinary Diagnostics — 0.0%
Heska Corp.†	1,078	118,408

Vitamins & Nutrition Products — 0.1%
BellRing Brands, Inc.†	12,426	266,289
Nature’s Sunshine Products, Inc.†	1,308	21,661
USANA Health Sciences, Inc.†	1,323	101,421

		389,371

Water — 0.4%
American States Water Co.	4,068	319,989
Artesian Resources Corp., Class A	898	41,757
California Water Service Group	5,799	300,794
Global Water Resources, Inc.	1,395	19,976
Middlesex Water Co.	1,906	169,539
SJW Group	3,053	180,127
York Water Co.	1,437	55,583

		1,087,765

Water Treatment Systems — 0.2%
Energy Recovery, Inc.†	4,585	84,914
Evoqua Water Technologies Corp.†	12,763	532,090
Pure Cycle Corp.†	2,122	22,175

		639,179

Web Hosting/Design — 0.1%
Q2 Holdings, Inc.†	6,030	311,932

Wire & Cable Products — 0.2%
Belden, Inc.	4,880	251,954
Encore Wire Corp.	2,179	245,813
Insteel Industries, Inc.	2,056	87,216

		584,983

Wireless Equipment — 0.2%
Anterix, Inc.†	1,282	66,459
CalAmp Corp.†	3,916	21,421
Casa Systems, Inc.†	3,504	17,170
InterDigital, Inc.	3,412	193,972
Maxar Technologies, Inc.	7,997	257,583
Ribbon Communications, Inc.†	7,756	26,758

		583,363

X-Ray Equipment — 0.0%
Varex Imaging Corp.†	4,227	83,906
ViewRay, Inc.†	16,604	44,333

		128,239

Total Common Stocks (cost $261,746,117)		270,505,832

EXCHANGE-TRADED FUNDS — 2.3%
iShares Russell 2000 ETF (cost $7,861,154)	35,100	6,491,745

WARRANTS — 0.0%
Oil Companies-Exploration & Production — 0.0%
Whiting Petroleum Corp., Series A† Expires 09/01/2024	538	8,205
Whiting Petroleum Corp., Series B† Expires 09/01/2025	269	3,467

		11,672

Oil & Gas Drilling — 0.0%
Nabors Industries, Ltd.† Expires 06/11/2026	304	9,545

Total Warrants (cost $0)		21,217

RIGHTS — 0.0%
Medical Products — 0.0%
Pulse Biosciences, Inc. Expires 05/23/2022 (cost $0)	1,534	0

Total Long-Term Investment Securities (cost $269,607,271)		277,018,794

SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Treasuries — 0.5%
United States Treasury Bills 0.07% due 06/16/2022(2)	$450,000	449,749
0.07% due 07/14/2022(2)	150,000	149,763
0.07% due 08/11/2022(2)	100,000	99,730
0.44% due 12/29/2022(2)	100,000	99,012
0.98% due 01/26/2023(2)	350,000	345,753
1.00% due 02/23/2023(2)	100,000	98,571
1.06% due 01/26/2023(2)	20,000	19,757
1.16% due 02/23/2023(2)	100,000	98,570
1.25% due 02/23/2023(2)	100,000	98,571

Total Short-Term Investment Securities (cost $1,464,073)		1,459,476

REPURCHASE AGREEMENTS — 1.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.00% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $5,217,000 and collateralized by $6,295,900 of United States Treasury Bonds, bearing interest at 2.00% due 11/15/2041 and having an approximate value of $5,321,357 (cost $5,217,000)	5,217,000	5,217,000

TOTAL INVESTMENTS (cost $276,288,344)	100.1%	283,695,270
Liabilities in excess of other assets	(0.1)	(345,108)

NET ASSETS	100.0%	$283,350,162

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 1).
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

CVR — Contingent Value Rights

ETF — Exchange-Traded Fund

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
67	Long	E-Mini Russell 2000 Index	June 2022	$6,594,495	$6,235,355	$(359,140)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical-Biomedical/Gene	$15,493,151	$—	150	$15,493,301
Medical-Drugs	4,355,526	—	14,190	4,369,716
Other Industries	250,642,815	—	—	250,642,815
Exchange-Traded Funds	6,491,745	—	—	6,491,745
Warrants	21,217	—	—	21,217
Rights	—	0	—	0
Short-Term Investment Securities	—	1,459,476	—	1,459,476
Repurchase Agreements	—	5,217,000	—	5,217,000

Total Investments at Value	$277,004,454	$6,676,476	$14,340	$283,695,270

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$359,140	$—	$—	$359,140

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA Putnam International Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 97.8%
Australia — 6.3%
Australia & New Zealand Banking Group, Ltd.	451,257	$8,565,268
Qantas Airways, Ltd.†	1,201,279	4,633,275
QBE Insurance Group, Ltd.	763,548	6,539,970
Telstra Corp., Ltd.	787,095	2,230,174

		21,968,687

Canada — 4.6%
BCE, Inc.	74,062	3,937,598
Magna International, Inc.	62,538	3,768,880
Suncor Energy, Inc.	232,246	8,348,671

		16,055,149

Finland — 0.6%
Fortum Oyj	138,159	2,272,270

France — 15.4%
AXA SA	252,723	6,691,012
BNP Paribas SA	114,456	5,870,015
Cie de Saint-Gobain	72,189	4,200,928
Eurazeo SE	54,112	4,143,022
Sanofi	116,534	12,265,327
TotalEnergies SE	87,550	4,313,729
Veolia Environnement SA	245,191	7,067,023
Vinci SA	96,211	9,282,842

		53,833,898

Germany — 5.5%
Allianz SE	19,820	4,514,308
Deutsche Post AG	108,126	4,667,532
LANXESS AG	55,057	2,164,821
Siemens AG	58,825	7,316,947
Siemens Energy AG	23,032	445,928

		19,109,536

Hong Kong — 2.3%
AIA Group, Ltd.	832,800	8,136,386

Ireland — 3.8%
AIB Group PLC	1,865,651	4,021,871
Cairn Homes PLC	1,997,278	2,413,279
CRH PLC	100,871	4,001,325
Kerry Group PLC, Class A (ISE)	14,949	1,651,448
Kerry Group PLC, Class A (LSE)	9,593	1,054,160

		13,142,083

Japan — 20.7%
Asahi Group Holdings, Ltd.	82,700	3,087,805
Hoya Corp.	42,500	4,234,244
ITOCHU Corp.	132,200	3,999,214
KDDI Corp.	83,900	2,781,745
Minebea Mitsumi, Inc.	244,000	4,708,680
Mitsubishi Corp.	291,600	9,785,037
Mizuho Financial Group, Inc.	176,590	2,146,141
Nippon Telegraph & Telephone Corp.	281,100	8,304,013
NSK, Ltd.	247,400	1,366,458
ORIX Corp.	235,400	4,294,261
Pan Pacific International Holdings Corp.	175,000	2,705,330
Panasonic Holdings Corp.	309,400	2,757,742
Seven & i Holdings Co., Ltd.	69,500	3,059,049
Sony Group Corp.	95,500	8,208,365
Sumitomo Mitsui Financial Group, Inc.	234,600	7,062,293
Yamaha Motor Co., Ltd.	185,600	3,831,528

		72,331,905

Jersey — 0.9%
Ferguson PLC	25,233	3,182,222

Netherlands — 4.3%
ING Groep NV	940,821	8,804,393
JDE Peet’s NV	37,038	1,087,774
Koninklijke Ahold Delhaize NV	167,376	4,944,307

		14,836,474

Norway — 1.0%
DNB Bank ASA	182,859	3,569,574

Singapore — 1.1%
DBS Group Holdings, Ltd.	161,308	3,907,070

South Korea — 3.2%
Hana Financial Group, Inc.	156,021	5,811,462
Samsung Electronics Co., Ltd.	98,046	5,209,587

		11,021,049

Spain — 0.7%
CaixaBank SA	719,570	2,296,308

Switzerland — 1.7%
UBS Group AG	356,841	6,037,190

Taiwan — 1.1%
Lite-On Technology Corp.	1,716,000	3,759,544

United Kingdom — 24.6%
Anglo American PLC	182,453	8,096,447
AstraZeneca PLC	58,918	7,826,777
BAE Systems PLC	334,726	3,117,816
BP PLC	1,295,409	6,324,960
Coca-Cola Europacific Partners PLC	95,730	4,781,713
Compass Group PLC	122,612	2,582,649
HSBC Holdings PLC	1,378,467	8,604,138
Imperial Brands PLC	153,113	3,196,267
Kingfisher PLC	1,204,504	3,786,248
Prudential PLC	363,475	4,518,160
Quilter PLC*	2,045,356	3,375,280
Rio Tinto PLC	75,401	5,348,335
Shell PLC	345,283	9,345,473
SSE PLC	237,169	5,524,623
Unilever PLC	77,220	3,597,748
Vodafone Group PLC	3,869,787	5,854,655

		85,881,289

Total Long-Term Investment Securities (cost $326,692,040)		341,340,634

SHORT-TERM INVESTMENT SECURITIES — 0.3%
United States Treasury Bills
0.05% due 05/19/2022	$500,000	499,949
0.06% due 05/19/2022	500,000	499,949

Total Short-Term Investment Securities (cost $999,972)		999,898

REPURCHASE AGREEMENTS — 1.4%
Agreement with Bank of America N.A, bearing interest at 0.27% dated 04/29/2022, to be repurchased 05/02/2022 in the amount of $4,797,108 and collateralized by $5,332,000 of United States Treasury Notes, bearing interest at 0.75% due 04/30/2026 and having an approximate value of $4,911,305 (cost $4,797,000)	4,797,000	4,797,000

TOTAL INVESTMENTS (cost $332,489,012)	99.5%	347,137,532
Other assets less liabilities	0.5	1,823,417

NET ASSETS	100.0%	$348,960,949

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $3,375,280 representing 1.0% of net assets.

ISE — Irish Stock Exchange

LSE — London Stock Exchange

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	CAD	2,391,100	USD	1,914,772	07/20/2022	$54,031	$—
	TWD	51,628,200	USD	1,845,842	05/18/2022	90,162	—
	USD	1,093,547	JPY	140,538,300	05/18/2022	—	(10,198)
	USD	2,202,554	CHF	2,045,500	06/15/2022	—	(95,205)
	USD	3,919,442	EUR	3,521,100	06/15/2022	—	(197,544)

						144,193	(302,947)

Barclays Bank PLC	GBP	2,113,100	USD	2,827,575	06/15/2022	170,365	—
	TWD	51,628,100	USD	1,846,499	05/18/2022	90,822	—
	USD	982,221	HKD	7,651,800	05/18/2022	—	(6,822)
	USD	1,135,639	JPY	129,716,100	05/18/2022	—	(135,714)
	USD	564,699	SEK	5,471,100	06/15/2022	—	(6,875)
	USD	708,428	ILS	2,274,700	07/20/2022	—	(24,392)

						261,187	(173,803)

Citibank N.A.	CAD	2,914,200	USD	2,333,752	07/20/2022	65,937	—
	USD	8,810,207	CHF	8,073,700	06/15/2022	—	(492,381)
	USD	2,161,556	DKK	14,441,700	06/15/2022	—	(109,454)
	USD	1,644,719	AUD	2,150,600	07/20/2022	—	(123,144)

						65,937	(724,979)

Goldman Sachs International	GBP	3,904,600	USD	5,224,823	06/15/2022	314,814	—
	USD	1,893,036	AUD	2,474,800	07/20/2022	—	(142,086)
	USD	806,764	ILS	2,590,600	07/20/2022	—	(27,732)

						314,814	(169,818)

HSBC Bank USA N.A.	CAD	505,400	USD	404,712	07/20/2022	11,412	—
	GBP	578,700	USD	774,380	06/15/2022	46,668	—
	USD	1,293,882	CHF	1,185,600	06/15/2022	—	(72,433)
	USD	4,702,571	EUR	4,224,900	06/15/2022	—	(236,738)
	USD	857,081	GBP	673,500	06/15/2022	—	(10,159)
	USD	535,700	AUD	700,400	07/20/2022	—	(40,159)

						58,080	(359,489)

JPMorgan Chase Bank N.A.	JPY	171,791,600	USD	1,369,316	05/18/2022	45,049	—
	KRW	14,663,972,800	USD	12,186,711	05/18/2022	578,579	—
	NOK	1,213,900	USD	136,154	06/15/2022	6,716	—
	USD	934,362	KRW	1,146,592,900	05/18/2022	—	(26,709)
	USD	1,112,537	SGD	1,495,900	05/18/2022	—	(30,906)
	USD	939,699	EUR	844,200	06/15/2022	—	(47,357)
	USD	624,095	NZD	890,000	07/20/2022	—	(49,837)

						630,344	(154,809)

Morgan Stanley & Co. International PLC	AUD	2,066,300	USD	1,482,867	07/20/2022	20,935	—
	CAD	4,009,100	USD	3,208,895	07/20/2022	89,035	—
	EUR	1,839,000	USD	1,981,794	06/15/2022	37,922	—
	GBP	1,376,400	USD	1,796,507	06/15/2022	65,693	—
	USD	5,722,218	JPY	653,463,000	05/18/2022	—	(684,955)
	USD	3,155,184	CHF	2,891,600	06/15/2022	—	(176,150)

						213,585	(861,105)

NatWest Markets PLC	USD	8,289,737	CHF	7,598,000	06/15/2022	—	(461,998)
	USD	2,919,697	SEK	28,289,700	06/15/2022	—	(35,328)

						—	(497,326)

State Street Bank & Trust Co.	CAD	4,001,300	USD	3,204,437	07/20/2022	90,647	—
	GBP	10,241,200	USD	13,703,135	06/15/2022	824,892	—
	USD	2,893,611	SEK	28,059,900	06/15/2022	—	(32,672)
	USD	2,258,621	AUD	2,952,700	07/20/2022	—	(169,550)
	USD	1,099,580	ILS	3,531,300	07/20/2022	—	(37,665)

						915,539	(239,887)

Toronto Dominion Bank	USD	3,685,538	AUD	4,818,900	07/20/2022	—	(276,109)

UBS AG	CAD	5,540,500	USD	4,431,691	07/20/2022	120,104	—
	USD	741,660	HKD	5,777,600	05/18/2022	—	(5,170)
	USD	898,061	CHF	823,100	06/15/2022	—	(50,073)

						120,104	(55,243)

Westpac Banking Corp.	GBP	561,300	USD	735,178	06/15/2022	29,347	—
	USD	1,096,042	EUR	993,700	06/15/2022	—	(45,674)

						29,347	(45,674)

Unrealized Appreciation (Depreciation)						$2,753,130	$(3,861,189)

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

DKK — Danish Krone

EUR — Euro Currency

GBP — British Pound

HKD — Hong Kong Dollar

ILS — Israeli Shekel

JPY — Japanese Yen

KRW— South Korean Won

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

TWD — Taiwan Dollar

USD — United States Dollar

Industry Allocation*
Banks-Commercial	9.1%
Diversified Banking Institutions	8.5
Oil Companies-Integrated	8.1
Medical-Drugs	5.7
Audio/Video Products	4.3
Import/Export	3.9
Metal-Diversified	3.8
Insurance-Property/Casualty	3.8
Insurance-Life/Health	3.6
Telephone-Integrated	3.2
Building-Heavy Construction	2.7
Electronic Components-Misc.	2.5
Cellular Telecom	2.3
Food-Retail	2.3
Diversified Manufacturing Operations	2.1
Water	2.0
Diversified Financial Services	1.7
Electric-Generation	1.6
Electronic Components-Semiconductors	1.5
Repurchase Agreements	1.4
Beverages-Non-alcoholic	1.4
Transport-Services	1.4
Airlines	1.3
Insurance-Multi-line	1.3
Finance-Leasing Companies	1.2
Building & Construction Products-Misc.	1.2
Private Equity	1.2
Building Products-Cement	1.1
Telecom Services	1.1
Motorcycle/Motor Scooter	1.1
Retail-Building Products	1.1
Auto/Truck Parts & Equipment-Original	1.1
Cosmetics & Toiletries	1.0
Investment Management/Advisor Services	1.0
Tobacco	0.9
Distribution/Wholesale	0.9
Aerospace/Defense	0.9
Brewery	0.9
Food-Misc./Diversified	0.8
Retail-Discount	0.8
Food-Catering	0.7
Building-Residential/Commercial	0.7
Electric-Integrated	0.6
Chemicals-Diversified	0.6
Metal Processors & Fabrication	0.4
Coffee	0.3
U.S. Government Treasuries	0.3
Machinery-Electrical	0.1

99.5%

*	Calculated as a percentage of net assets

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$20,836,862	$320,503,772	**	$—	$341,340,634
Short-Term Securities	—	999,898		—	999,898
Repurchase Agreements	—	4,797,000		—	4,797,000

Total Investments at Value	$20,836,862	$326,300,670		$—	$347,137,532

Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$2,753,130		$—	$2,753,130

LIABILITIES:
Other Financial Instruments:+
Forward Foreign Currency Contracts	$—	$3,861,189		$—	$3,861,189

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
+	Amounts represent unrealized appreciation / depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price Asset Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

COMMON STOCKS — 77.7%
Advertising Agencies — 0.1%
WPP PLC	55,371	$686,781

Advertising Services — 0.1%
Stroeer SE & Co. KGaA	4,204	253,169
Trade Desk, Inc., Class A†	2,850	167,922

		421,091

Aerospace/Defense — 0.3%
Boeing Co.†	1,981	294,852
Northrop Grumman Corp.	1,799	790,481
Raytheon Technologies Corp.	274	26,005
Spirit AeroSystems Holdings, Inc., Class A	1,845	77,564
Teledyne Technologies, Inc.†	553	238,647
TransDigm Group, Inc.†	82	48,774

		1,476,323

Aerospace/Defense-Equipment — 0.3%
HEICO Corp., Class A	853	99,494
Howmet Aerospace, Inc.	10,519	358,908
L3Harris Technologies, Inc.	3,754	871,904
Safran SA	4,194	446,357

		1,776,663

Agricultural Biotech — 0.0%
Corteva, Inc.	2,204	127,149

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	720	69,718
Intrepid Potash, Inc.†	540	41,353
Nutrien, Ltd.	6,341	623,003

		734,074

Agricultural Operations — 0.0%
Bunge, Ltd.	1,600	180,992
Cadiz, Inc.†	11,572	22,913

		203,905

Airlines — 0.1%
Allegiant Travel Co.†	150	23,278
Delta Air Lines, Inc.†	5,388	231,846
Hawaiian Holdings, Inc.†	2,685	45,538
SkyWest, Inc.†	900	26,235
Southwest Airlines Co.†	6,321	295,317
United Airlines Holdings, Inc.†	1,662	83,931

		706,145

Apparel Manufacturers — 0.1%
Capri Holdings, Ltd.†	1,330	63,441
Deckers Outdoor Corp.†	213	56,605
Kering SA	775	411,644
Oxford Industries, Inc.	740	66,304
Samsonite International SA†*	109,500	240,301

		838,295

Appliances — 0.0%
iRobot Corp.†	899	45,534

Applications Software — 4.3%
Appfolio, Inc., Class A†	430	44,660
Asana, Inc., Class A†	1,140	30,552
CDK Global, Inc.	1,730	94,129
Cerence, Inc.†	693	20,443
Concentrix Corp.	414	65,197
Confluent, Inc., Class A†	2,475	77,319
Five9, Inc.†	730	80,373
Intuit, Inc.	3,424	1,433,800
Matterport, Inc.†	1,836	10,539
Microsoft Corp.	72,155	20,024,456
Phreesia, Inc.†	1,250	28,600
Qumu Corp.†	15,700	20,253
Roper Technologies, Inc.	4,586	2,155,053
ServiceNow, Inc.†	3,244	1,550,956
Smartsheet, Inc., Class A†	1,290	62,346

		25,698,676

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	5,278	92,682

Athletic Footwear — 0.2%
NIKE, Inc., Class B	11,219	1,399,009

Audio/Video Products — 0.2%
Panasonic Holdings Corp.	56,700	505,378
Sony Group Corp.	7,900	679,017

		1,184,395

Auto-Cars/Light Trucks — 1.2%
Ferrari NV	324	67,956
General Motors Co.†	1,324	50,193
Honda Motor Co., Ltd.	8,300	217,938
Lucid Group, Inc.†	3,144	56,844
Rivian Automotive, Inc. Lock-up shares†(2)	6,485	186,301
Rivian Automotive, Inc., Class A†	1,001	30,270
Suzuki Motor Corp.	10,400	311,944
Tesla, Inc.†	5,407	4,708,199
Toyota Motor Corp.	86,100	1,467,141

		7,096,786

Auto-Heavy Duty Trucks — 0.2%
Cummins, Inc.	3,402	643,624
PACCAR, Inc.	3,640	302,302

		945,926

Auto/Truck Parts & Equipment-Original — 0.4%
Adient PLC†	1,380	47,113
American Axle & Manufacturing Holdings, Inc.†	4,600	30,452
Aptiv PLC†	239	25,430
Autoliv, Inc.	612	45,092
Autoliv, Inc. SDR	4,684	346,709
Cooper-Standard Holdings, Inc.†	1,730	7,975
Denso Corp.	7,000	427,181
Dorman Products, Inc.†	735	72,559
Lear Corp.	556	71,135
Magna International, Inc.	13,204	795,805
Stanley Electric Co., Ltd.	13,200	227,249
Tenneco, Inc., Class A†	2,000	34,340

		2,131,040

Auto/Truck Parts & Equipment-Replacement — 0.0%
Standard Motor Products, Inc.	1,800	76,824

Banks-Commercial — 1.4%
Australia & New Zealand Banking Group, Ltd.	24,321	461,635
BankUnited, Inc.	2,882	108,190
Citizens Financial Group, Inc.	985	38,809
Commerce Bancshares, Inc.	1,971	134,757

Cullen/Frost Bankers, Inc.	1,240	164,040
DBS Group Holdings, Ltd.	17,300	419,026
DNB Bank ASA	51,135	998,202
East West Bancorp, Inc.	1,891	134,828
Erste Group Bank AG	7,127	220,164
First Financial Bankshares, Inc.	2,900	115,942
FNB Corp.	13,430	154,714
Glacier Bancorp, Inc.	2,290	104,790
Hilltop Holdings, Inc.	3,060	77,999
Home BancShares, Inc.	5,370	116,099
ING Groep NV	85,556	800,650
Intesa Sanpaolo SpA	133,661	268,798
Meta Financial Group, Inc.	2,032	88,697
National Bank of Canada	13,532	945,075
PacWest Bancorp	3,232	106,301
Pinnacle Financial Partners, Inc.	1,304	101,125
Popular, Inc.	1,450	113,086
Prosperity Bancshares, Inc.	1,459	95,389
Signature Bank	749	181,445
South State Corp.	1,213	93,935
Standard Chartered PLC	34,511	236,423
Sumitomo Mitsui Trust Holdings, Inc.	9,800	303,594
SVB Financial Group†	296	144,341
Svenska Handelsbanken AB, Class A	54,276	547,118
United Bankshares, Inc.	3,673	122,164
United Overseas Bank, Ltd.	35,400	758,662
Webster Financial Corp.	3,058	152,869
Western Alliance Bancorp	1,550	117,971

		8,426,838

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	2,034	85,550
State Street Corp.	10,236	685,505

		771,055

Banks-Super Regional — 0.4%
Fifth Third Bancorp	6,472	242,894
Huntington Bancshares, Inc.	21,449	282,054
PNC Financial Services Group, Inc.	546	90,691
Wells Fargo & Co.	39,607	1,728,054

		2,343,693

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.	2,000	60,580
EnerSys	1,260	82,480

		143,060

Beverages-Non-alcoholic — 1.4%
Celsius Holdings, Inc.†	810	42,120
Coca-Cola Co.	56,500	3,650,465
Keurig Dr Pepper, Inc.	57,620	2,154,988
Monster Beverage Corp.†	4,924	421,888
National Beverage Corp.	680	29,974
PepsiCo, Inc.	10,736	1,843,479

		8,142,914

Beverages-Wine/Spirits — 0.2%
Diageo PLC	25,656	1,271,386

Brewery — 0.1%
Boston Beer Co., Inc., Class A†	122	45,750
Constellation Brands, Inc., Class A	1,492	367,166
Kirin Holdings Co., Ltd.	20,600	302,519

		715,435

Broadcast Services/Program — 0.0%
Liberty Media Corp. - Liberty Formula One, Series C†	1,870	116,557

Building & Construction Products-Misc. — 0.0%
Gibraltar Industries, Inc.†	1,068	40,413
Summit Materials, Inc., Class A†	2,500	69,500
Trex Co., Inc.†	1,310	76,229

		186,142

Building & Construction-Misc. — 0.0%
TopBuild Corp.†	520	94,193

Building Products-Air & Heating — 0.0%
Lennox International, Inc.	452	96,362

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	351	124,331
MDU Resources Group, Inc.	2,600	66,976
Vulcan Materials Co.	597	102,857

		294,164

Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	360	15,840
Cornerstone Building Brands, Inc.†	920	22,439
Griffon Corp.	2,936	54,933
JELD-WEN Holding, Inc.†	2,400	49,896
Masonite International Corp.†	776	60,155

		203,263

Building-Heavy Construction — 0.0%
Dycom Industries, Inc.†	891	75,655

Building-Residential/Commercial — 0.1%
Green Brick Partners, Inc.†	3,700	72,890
Hovnanian Enterprises, Inc., Class A†	450	20,709
KB Home	1,910	61,941
NVR, Inc.†	27	118,158
Persimmon PLC	16,743	436,666
Taylor Morrison Home Corp.†	2,500	65,475

		775,839

Cable/Satellite TV — 0.3%
Altice USA, Inc., Class A†	2,831	26,272
Cable One, Inc.	41	47,814
Charter Communications, Inc., Class A†	975	417,778
Comcast Corp., Class A	27,440	1,091,014
Liberty Broadband Corp., Class C†	1,723	192,666
Liberty Global PLC, Class A†	1,088	24,763
Liberty Global PLC, Class C†	1,978	46,878
Sirius XM Holdings, Inc.	7,440	44,640

		1,891,825

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	11,588	410,563
MGM Resorts International	3,102	127,306
Wynn Resorts, Ltd.†	822	57,934

		595,803

Casino Services — 0.0%
Light & Wonder, Inc.†	830	46,530

Cellular Telecom — 0.3%
T-Mobile US, Inc.†	6,298	775,536
Vodafone Group PLC ADR	43,875	666,461

		1,441,997

Chemicals-Diversified — 0.3%
Asahi Kasei Corp.	50,400	414,764
BASF SE	8,214	436,636
Covestro AG*	8,135	354,253
FMC Corp.	688	91,188
Johnson Matthey PLC	18,238	503,242
Koppers Holdings, Inc.	2,370	57,496
Tosoh Corp.	4,600	63,397

		1,920,976

Chemicals-Specialty — 0.4%
Albemarle Corp.	300	57,849
Amyris, Inc.†	3,200	10,976
Chemours Co.	2,760	91,273
Element Solutions, Inc.	4,820	99,389
International Flavors & Fragrances, Inc.	9,471	1,148,832
Minerals Technologies, Inc.	1,342	85,365
NewMarket Corp.	179	58,105
Sensient Technologies Corp.	1,040	87,984
Tronox Holdings PLC, Class A	2,200	37,840
Umicore SA	9,002	347,531
Valvoline, Inc.	2,780	84,039

		2,109,183

Circuit Boards — 0.0%
TTM Technologies, Inc.†	7,660	106,857

Coal — 0.0%
SunCoke Energy, Inc.	5,300	44,096

Coatings/Paint — 0.5%
Akzo Nobel NV	7,128	615,002
Axalta Coating Systems, Ltd.†	1,840	46,681
RPM International, Inc.	7,122	590,414
Sherwin-Williams Co.	6,796	1,868,628

		3,120,725

Commercial Services — 0.2%
Amadeus IT Group SA†	5,815	362,584
Cintas Corp.	613	243,520
CoStar Group, Inc.†	2,380	151,416
GXO Logistics, Inc.†	780	46,168
John Wiley & Sons, Inc., Class A	820	41,730
TechnoPro Holdings, Inc.	20,200	505,605

		1,351,023

Commercial Services-Finance — 0.8%
Adyen NV†*	187	312,750
Affirm Holdings, Inc.†	4,132	118,588
Automatic Data Processing, Inc.	2,868	625,740
Block, Inc., Class A†	6,129	610,081
Equifax, Inc.	1,711	348,223
Euronet Worldwide, Inc.†	519	63,136
FleetCor Technologies, Inc.†	1,542	384,760
Global Payments, Inc.	2,853	390,804
Green Dot Corp., Class A†	1,390	36,807
Marathon Digital Holdings, Inc.†	1,030	16,068
MarketAxess Holdings, Inc.	173	45,605
PayPal Holdings, Inc.†	5,184	455,829
S&P Global, Inc.	2,642	994,713
TransUnion	3,106	271,837
WEX, Inc.†	445	73,977

		4,748,918

Communications Software — 0.1%
8x8, Inc.†	2,910	26,685
Consensus Cloud Solutions, Inc.†	776	40,911
RingCentral, Inc., Class A†	571	48,449
Zoom Video Communications, Inc., Class A†	4,162	414,410

		530,455

Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	572	86,286
Synopsys, Inc.†	4,268	1,224,020

		1,310,306

Computer Data Security — 0.2%
Crowdstrike Holdings, Inc., Class A†	1,918	381,222
Fortinet, Inc.†	1,821	526,287
Qualys, Inc.†	870	118,564
Zscaler, Inc.†	745	151,041

		1,177,114

Computer Graphics — 0.0%
Canva, Inc.(1)(2)	42	57,330

Computer Services — 0.8%
Accenture PLC, Class A	8,401	2,523,324
Cognizant Technology Solutions Corp., Class A	6,153	497,778
Leidos Holdings, Inc.	259	26,809
NTT Data Corp.	60,300	1,111,306
Science Applications International Corp.	1,157	96,297
Teleperformance	1,360	486,256

		4,741,770

Computer Software — 0.4%
Bandwidth, Inc., Class A†	1,020	22,562
Citrix Systems, Inc.	170	17,017
Cloudflare, Inc., Class A†	2,060	177,449
Datadog, Inc., Class A†	3,117	376,471
Dropbox, Inc., Class A†	2,500	54,375
Dynatrace, Inc.†	1,673	64,176
Envestnet, Inc.†	1,270	101,143
HashiCorp, Inc., Class A†	746	35,122
MongoDB, Inc.†	1,696	601,961
Snowflake, Inc., Class A†	2,419	414,713
Splunk, Inc.†	1,230	150,085
Teradata Corp.†	1,160	47,966
Twilio, Inc., Class A†	1,291	144,360
Upland Software, Inc.†	2,370	35,360
Veritone, Inc.†	1,886	20,425
Yext, Inc.†	4,910	28,429
Ziff Davis, Inc.†	980	86,593
ZoomInfo Technologies, Inc.†	2,200	104,280

		2,482,487

Computers — 2.7%
Apple, Inc.	100,880	15,903,732

Dell Technologies, Inc., Class C	2,241	105,349

		16,009,081

Computers-Integrated Systems — 0.0%
NCR Corp.†	2,270	79,518

Computers-Memory Devices — 0.0%
Pure Storage, Inc., Class A†	7,424	217,523

Computers-Other — 0.0%
3D Systems Corp.†	2,302	26,105

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	1,527	124,649
FTI Consulting, Inc.†	706	111,343
Huron Consulting Group, Inc.†	1,490	77,152
Worley, Ltd.	58,110	566,417

		879,561

Consumer Products-Misc. — 0.1%
Kimberly-Clark Corp.	2,969	412,186
Spectrum Brands Holdings, Inc.	399	33,943

		446,129

Containers-Metal/Glass — 0.2%
Ball Corp.	12,641	1,025,944
Crown Holdings, Inc.	1,406	154,716
Greif, Inc., Class B	370	21,593

		1,202,253

Containers-Paper/Plastic — 0.3%
Amcor PLC CDI	32,253	381,375
Matthews International Corp., Class A	2,140	63,793
Packaging Corp. of America	1,154	185,990
Sealed Air Corp.	12,281	788,563
Sonoco Products Co.	2,090	129,392
WestRock Co.	3,735	184,995

		1,734,108

Cosmetics & Toiletries — 1.0%
Colgate-Palmolive Co.	3,126	240,858
Estee Lauder Cos., Inc., Class A	874	230,789
L’Oreal SA	2,426	882,580
Pola Orbis Holdings, Inc.	5,400	62,425
Procter & Gamble Co.	14,894	2,391,232
Unilever PLC	41,138	1,910,779

		5,718,663

Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	4,908	707,390
CSG Systems International, Inc.	2,200	135,234
DocuSign, Inc.†	3,190	258,390
Fair Isaac Corp.†	224	83,666
Fidelity National Information Services, Inc.	12,152	1,204,871
Fiserv, Inc.†	14,543	1,424,051

		3,813,602

Decision Support Software — 0.0%
MSCI, Inc.	294	123,847

Diagnostic Equipment — 1.7%
10X Genomics, Inc., Class A†	830	39,641
Accelerate Diagnostics, Inc.†	17,180	16,493
Adaptive Biotechnologies Corp.†	2,244	18,513
Avantor, Inc.†	4,166	132,812
Danaher Corp.	19,028	4,778,502
PerkinElmer, Inc.	3,963	581,015
Repligen Corp.†	640	100,634
Thermo Fisher Scientific, Inc.	7,708	4,261,907

		9,929,517

Diagnostic Kits — 0.1%
Co-Diagnostics, Inc.†	3,000	13,200
Exact Sciences Corp.†	1,097	60,390
Hologic, Inc.†	1,940	139,660
OraSure Technologies, Inc.†	3,900	23,946
Quidel Corp.†	445	44,776

		281,972

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	15,660	558,324

Disposable Medical Products — 0.0%
Teleflex, Inc.	748	213,644

Distribution/Wholesale — 0.1%
Bunzl PLC	9,991	386,949
Global Industrial Co.	1,590	49,067
Hudson Technologies, Inc.†	5,960	39,992
Resideo Technologies, Inc.†	2,100	47,229
SiteOne Landscape Supply, Inc.†	560	78,977
WESCO International, Inc.†	633	78,023

		680,237

Diversified Banking Institutions — 2.0%
Bank of America Corp.	66,244	2,363,586
BNP Paribas SA	9,689	496,912
Citigroup, Inc.	7,774	374,785
Goldman Sachs Group, Inc.	5,025	1,535,087
JPMorgan Chase & Co.	32,907	3,927,779
Lloyds Banking Group PLC	855,871	482,528
Macquarie Group, Ltd.	4,018	575,786
Mitsubishi UFJ Financial Group, Inc.	81,400	473,085
Morgan Stanley	19,598	1,579,403

		11,808,951

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C(1)(2)	2,514	7,165

Diversified Manufacturing Operations — 1.3%
Carlisle Cos., Inc.	684	177,402
Eaton Corp. PLC	1,440	208,829
Fabrinet†	820	80,516
General Electric Co.	46,026	3,431,238
Illinois Tool Works, Inc.	3,427	675,496
Parker-Hannifin Corp.	581	157,346
Siemens AG	18,096	2,250,871
Textron, Inc.	3,155	218,484
Trane Technologies PLC	1,906	266,630

		7,466,812

Diversified Minerals — 0.2%
BHP Group, Ltd. (ASE)	9,302	312,648
BHP Group, Ltd. (LSE)	24,401	820,401

		1,133,049

Drug Delivery Systems — 0.8%
Becton Dickinson & Co.	17,386	4,297,645
DexCom, Inc.†	498	203,473
Embecta Corp.†	362	11,016
Heron Therapeutics, Inc.†	2,751	12,434
Senseonics Holdings, Inc.†	7,000	9,800

		4,534,368

E-Commerce/Products — 1.9%
Alibaba Group Holding, Ltd. ADR†	1,190	115,537
Amazon.com, Inc.†	4,068	10,111,543
ASOS PLC†	13,846	239,992
Coupang, Inc.†	3,433	44,183
JD.com, Inc., Class A†	519	16,178
Overstock.com, Inc.†	540	18,122
Sea, Ltd. ADR†	6,924	573,030
Stitch Fix, Inc., Class A†	1,410	13,395
THG PLC†	21,275	27,999
Wayfair, Inc., Class A†	551	42,394

		11,202,373

E-Commerce/Services — 0.4%
Airbnb, Inc., Class A†	2,195	336,296
Booking Holdings, Inc.†	465	1,027,794
DoorDash, Inc., Class A†	5,669	461,627
Lyft, Inc., Class A†	2,030	66,178
Opendoor Technologies, Inc.†	18,115	126,624
TrueCar, Inc.†	10,630	38,055
Uber Technologies, Inc.†	9,990	314,485
Upwork, Inc.†	1,975	41,416
Zillow Group, Inc., Class A†	350	13,527
Zillow Group, Inc., Class C†	1,140	45,395

		2,471,397

E-Marketing/Info — 0.1%
CyberAgent, Inc.	45,200	480,462
Magnite, Inc.†	1,290	12,449

		492,911

Electric Products-Misc. — 0.1%
Legrand SA	5,144	454,072
Littelfuse, Inc.	510	116,918
Novanta, Inc.†	610	78,507

		649,497

Electric-Distribution — 0.6%
National Grid PLC	51,597	767,153
Sempra Energy	16,200	2,614,032

		3,381,185

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	17,200	236,630
Engie SA	73,849	867,491
Ormat Technologies, Inc.	881	68,454

		1,172,575

Electric-Integrated — 2.3%
Ameren Corp.	12,861	1,194,787
American Electric Power Co., Inc.	11,576	1,147,297
CMS Energy Corp.	18,039	1,239,099
Dominion Energy, Inc.	20,228	1,651,414
DTE Energy Co.	3,110	407,534
IDACORP, Inc.	298	31,344
MGE Energy, Inc.	1,101	85,735
NextEra Energy, Inc.	21,093	1,498,025
NorthWestern Corp.	1,710	96,940
OGE Energy Corp.	2,915	112,752
PG&E Corp.†	66,324	838,999
PNM Resources, Inc.	748	34,902
Southern Co.	40,450	2,968,625
WEC Energy Group, Inc.	7,691	769,484
Xcel Energy, Inc.	18,433	1,350,402

		13,427,339

Electronic Components-Misc. — 0.2%
Atkore, Inc.†	917	88,124
Hubbell, Inc.	2,046	399,706
Knowles Corp.†	2,143	39,688
Murata Manufacturing Co., Ltd.	10,700	640,616
Sensata Technologies Holding PLC†	1,460	66,299

		1,234,433

Electronic Components-Semiconductors — 2.1%
Advanced Micro Devices, Inc.†	22,875	1,956,270
Amkor Technology, Inc.	2,986	56,167
Broadcom, Inc.	3,447	1,910,982
Hamamatsu Photonics KK	9,400	422,585
Impinj, Inc.†	910	44,827
Marvell Technology, Inc.	10,474	608,330
Microchip Technology, Inc.	6,777	441,860
Monolithic Power Systems, Inc.	655	256,917
NVIDIA Corp.	17,104	3,172,279
ON Semiconductor Corp.†	3,544	184,678
Samsung Electronics Co., Ltd.	23,030	1,223,679
Texas Instruments, Inc.	11,214	1,909,183
Wolfspeed, Inc.†	980	89,876

		12,277,633

Electronic Connectors — 0.3%
Amphenol Corp., Class A	7,768	555,412
TE Connectivity, Ltd.	7,591	947,205

		1,502,617

Electronic Measurement Instruments — 0.2%
Agilent Technologies, Inc.	9,153	1,091,678
Fortive Corp.	2,489	143,118
Trimble, Inc.†	46	3,068

		1,237,864

Electronic Parts Distribution — 0.0%
Avnet, Inc.	2,110	92,122
TD SYNNEX Corp.	674	67,461

		159,583

Energy-Alternate Sources — 0.0%
Plug Power, Inc.†	3,700	77,774
Renewable Energy Group, Inc.†	750	45,795
REX American Resources Corp.†	647	54,756
Sunrun, Inc.†	1,850	36,963

		215,288

Engineering/R&D Services — 0.0%
Exponent, Inc.	882	84,504

Jacobs Engineering Group, Inc.	690	95,600

		180,104

Enterprise Software/Service — 0.8%
Alteryx, Inc., Class A†	770	49,434
Asure Software, Inc.†	9,780	59,267
Atlassian Corp. PLC, Class A†	1,646	370,070
Avalara, Inc.†	823	62,606
Benefitfocus, Inc.†	4,410	46,966
Bill.com Holdings, Inc.†	2,781	474,744
Black Knight, Inc.†	1,430	94,080
Cardlytics, Inc.†	620	21,161
Coupa Software, Inc.†	554	47,810
Everbridge, Inc.†	870	37,497
Evolent Health, Inc., Class A†	1,980	54,490
Gusto, Inc.(1)(2)	775	22,283
HubSpot, Inc.†	347	131,662
LivePerson, Inc.†	1,450	32,799
Manhattan Associates, Inc.†	630	82,246
ManTech International Corp., Class A	828	66,522
MicroStrategy, Inc., Class A†	84	29,750
Palantir Technologies, Inc.†	10,200	106,080
Paycom Software, Inc.†	177	49,820
salesforce.com, Inc.†	7,771	1,367,230
SAP SE	7,175	740,051
SS&C Technologies Holdings, Inc.	1,560	100,870
Veeva Systems, Inc., Class A†	2,315	421,214
Verb Technology Co., Inc.†	16,100	10,143
Workday, Inc., Class A†	1,868	386,116
Workiva, Inc.†	820	79,138

		4,944,049

Entertainment Software — 0.1%
Activision Blizzard, Inc.	1,850	139,860
AppLovin Corp., Class A†	300	11,445
Electronic Arts, Inc.	1,070	126,313
Playtika Holding Corp.†	1,200	21,096
Unity Software, Inc.†	1,166	77,434
Zynga, Inc., Class A†	9,259	76,572

		452,720

Filtration/Separation Products — 0.0%
ESCO Technologies, Inc.	1,210	75,564

Finance-Auto Loans — 0.0%
Ally Financial, Inc.	2,834	113,247

Finance-Consumer Loans — 0.0%
SLM Corp.	5,235	87,582
SoFi Technologies, Inc.†	5,751	35,196
Upstart Holdings, Inc.†	360	27,007

		149,785

Finance-Credit Card — 1.3%
American Express Co.	2,704	472,416
Mastercard, Inc., Class A	6,712	2,439,006
Visa, Inc., Class A	22,690	4,835,920

		7,747,342

Finance-Investment Banker/Broker — 0.6%
Charles Schwab Corp.	42,917	2,846,685
Close Brothers Group PLC	10,057	139,319
Piper Sandler Cos.	970	111,530
Tradeweb Markets, Inc., Class A	1,636	116,467
XP, Inc., Class A†	11,676	287,346

		3,501,347

Finance-Leasing Companies — 0.1%
Air Lease Corp.	1,830	73,712
Mitsubishi HC Capital, Inc.	44,100	198,362

		272,074

Finance-Mortgage Loan/Banker — 0.0%
Rocket Cos., Inc., Class A	1,300	11,505

Finance-Other Services — 0.3%
Cboe Global Markets, Inc.	543	61,348
CME Group, Inc.	5,438	1,192,771
Coinbase Global, Inc., Class A†	115	12,962
Intercontinental Exchange, Inc.	2,544	294,621
SEI Investments Co.	1,760	98,067

		1,659,769

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	560	62,832

Food-Baking — 0.0%
Hostess Brands, Inc.†	6,172	140,043

Food-Catering — 0.2%
Aramark	2,190	79,387
Compass Group PLC	38,568	812,381

		891,768

Food-Confectionery — 0.5%
Barry Callebaut AG	214	493,149
Mondelez International, Inc., Class A	40,382	2,603,831

		3,096,980

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	217,700	696,514

Food-Misc./Diversified — 0.7%
Beyond Meat, Inc.†	650	23,972
Conagra Brands, Inc.	2,000	69,860
Ingredion, Inc.	1,026	87,323
McCormick & Co., Inc.	2,834	285,016
Nestle SA	29,517	3,810,806

		4,276,977

Food-Retail — 0.2%
Seven & i Holdings Co., Ltd.	19,200	845,090

Food-Wholesale/Distribution — 0.0%
US Foods Holding Corp.†	2,200	82,764

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	596	39,592
Dr. Martens PLC	61,691	162,458
Skechers U.S.A., Inc., Class A†	2,650	101,495

		303,545

Forestry — 0.0%
West Fraser Timber Co., Ltd.	309	27,136

Funeral Services & Related Items — 0.0%
Service Corp. International	1,305	85,621

Gas-Distribution — 0.3%
Atmos Energy Corp.	4,532	513,929
Beijing Enterprises Holdings, Ltd.	53,500	180,791
NiSource, Inc.	19,825	577,304
ONE Gas, Inc.	1,627	137,270
Southwest Gas Holdings, Inc.	945	83,264

		1,492,558

Golf — 0.0%
Acushnet Holdings Corp.	1,160	47,258
Callaway Golf Co.†	1,500	32,910

		80,168

Hazardous Waste Disposal — 0.0%
Stericycle, Inc.†	1,720	86,327

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	4,000	16,360
Tandem Diabetes Care, Inc.†	690	66,571

		82,931

Home Furnishings — 0.0%
Purple Innovation, Inc.†	2,800	11,536

Hotels/Motels — 0.4%
Hilton Worldwide Holdings, Inc.†	7,690	1,194,180
Marcus Corp.†	2,120	33,348
Marriott International, Inc., Class A†	3,281	582,443
Playa Hotels & Resorts NV†	5,350	50,504
Travel & Leisure Co.	1,970	109,296
Wyndham Hotels & Resorts, Inc.	1,240	109,070

		2,078,841

Human Resources — 0.1%
Korn Ferry	1,460	89,703
ManpowerGroup, Inc.	607	54,751
Paylocity Holding Corp.†	380	72,059
Recruit Holdings Co., Ltd.	15,700	579,136

		795,649

Import/Export — 0.2%
Mitsubishi Corp.	15,400	516,768
Sumitomo Corp.	33,600	532,918

		1,049,686

Independent Power Producers — 0.0%
Vistra Corp.	4,000	100,080

Industrial Automated/Robotic — 0.2%
Cognex Corp.	1,556	105,232
Enovis Corp.†	485	31,462
Omron Corp.	4,800	284,407
Rockwell Automation, Inc.	594	150,086
SMC Corp.	500	241,673
THK Co., Ltd.	10,500	208,755

		1,021,615

Industrial Gases — 0.6%
Air Liquide SA	4,040	697,478
Air Products & Chemicals, Inc.	2,792	653,523
Linde PLC	7,782	2,427,673

		3,778,674

Instruments-Controls — 0.4%
Honeywell International, Inc.	13,561	2,624,189

Insurance Brokers — 0.5%
Aon PLC, Class A	2,935	845,251
eHealth, Inc.†	1,160	9,338
Marsh & McLennan Cos., Inc.	12,209	1,974,195
Selectquote, Inc.†	3,929	8,094
Willis Towers Watson PLC	385	82,721

		2,919,599

Insurance-Life/Health — 0.5%
AIA Group, Ltd.	28,400	277,465
Brighthouse Financial, Inc.†	2,080	106,829
Challenger, Ltd.	46,061	231,747
Equitable Holdings, Inc.	11,000	317,130
Manulife Financial Corp.	26,400	516,225
Sun Life Financial, Inc.	19,957	992,840
Voya Financial, Inc.	4,073	257,169

		2,699,405

Insurance-Multi-line — 2.0%
American Financial Group, Inc.	953	131,972
Chubb, Ltd.	34,600	7,143,170
Direct Line Insurance Group PLC	92,900	295,063
Hartford Financial Services Group, Inc.	21,249	1,485,943
Kemper Corp.	1,220	56,315
MetLife, Inc.	3,512	230,668
Ping An Insurance Group Co. of China, Ltd.	35,000	225,082
Sampo Oyj, Class A	19,335	931,705
Storebrand ASA	70,792	618,080
Zurich Insurance Group AG	2,100	955,157

		12,073,155

Insurance-Property/Casualty — 1.2%
Alleghany Corp.†	108	90,342
Arch Capital Group, Ltd.†	3,125	142,719
Assurant, Inc.	1,082	196,794
AXA SA	50,827	1,345,679
Berkshire Hathaway, Inc., Class B†	3,684	1,189,306
Definity Financial Corp.	5,162	134,690
Fidelity National Financial, Inc.	2,250	89,595
Markel Corp.†	110	148,861
Mercury General Corp.	1,310	66,063
PICC Property & Casualty Co., Ltd.	448,000	455,241
Progressive Corp.	8,367	898,281
Selective Insurance Group, Inc.	1,300	107,068
Tokio Marine Holdings, Inc.	15,100	814,868
Travelers Cos., Inc.	8,296	1,419,114
White Mountains Insurance Group, Ltd.	58	60,785

		7,159,406

Insurance-Reinsurance — 0.3%
Argo Group International Holdings, Ltd.	1,309	56,025
Axis Capital Holdings, Ltd.	1,350	77,395
Muenchener Rueckversicherungs-Gesellschaft AG	5,130	1,227,558
Reinsurance Group of America, Inc.	515	55,270
RenaissanceRe Holdings, Ltd.	2,076	297,948

		1,714,196

Internet Application Software — 0.1%
Okta, Inc.†	930	110,958
Shopify, Inc., Class A†	655	279,567
Zendesk, Inc.†	984	120,088

		510,613

Internet Content-Entertainment — 1.1%
Meta Platforms, Inc., Class A†	24,606	4,932,765
Netflix, Inc.†	2,866	545,572
Pinterest, Inc., Class A†	12,441	255,289
Roku, Inc.†	734	68,189
Snap, Inc., Class A†	30,459	866,863
Spotify Technology SA†	1,102	112,018

		6,780,696

Internet Content-Information/News — 0.1%
IAC/InterActiveCorp†	585	48,485
Tencent Holdings, Ltd.	11,700	548,793

		597,278

Internet Gambling — 0.0%
DraftKings, Inc., Class A†	1,990	27,223

Internet Security — 0.1%
NortonLifeLock, Inc.	5,792	145,031
Palo Alto Networks, Inc.†	699	392,335

		537,366

Investment Companies — 0.1%
Melrose Industries PLC	308,723	444,079

Investment Management/Advisor Services — 0.2%
Apollo Global Management, Inc.	3,856	191,875
Blue Owl Capital, Inc.	6,830	81,482
Invesco, Ltd.	2,253	41,410
Julius Baer Group, Ltd.	10,685	510,918
LPL Financial Holdings, Inc.	793	148,981
StepStone Group, Inc., Class A	1,572	40,275
Virtus Investment Partners, Inc.	521	92,300

		1,107,241

Lasers-System/Components — 0.0%
Coherent, Inc.†	311	83,317
II-VI, Inc.†	1,266	77,492

		160,809

Lighting Products & Systems — 0.0%
Universal Display Corp.	486	62,077

Linen Supply & Related Items — 0.0%
UniFirst Corp.	416	71,677

Machinery-Construction & Mining — 0.0%
Oshkosh Corp.	987	91,238

Machinery-Electrical — 0.2%
Argan, Inc.	3,200	117,696
BWX Technologies, Inc.	2,466	128,035
Mitsubishi Electric Corp.	70,000	735,766

		981,497

Machinery-Farming — 0.1%
Alamo Group, Inc.	910	115,060
Deere & Co.	524	197,836
Toro Co.	1,160	92,951

		405,847

Machinery-General Industrial — 0.2%
Altra Industrial Motion Corp.	1,510	58,890
Esab Corp.†	1,055	49,585
Middleby Corp.†	705	108,492
Otis Worldwide Corp.	7,319	533,116
Tennant Co.	1,610	103,974

		854,057

Machinery-Material Handling — 0.1%
KION Group AG	8,460	477,112

Machinery-Pumps — 0.1%
Cactus, Inc., Class A	2,700	134,811
Graco, Inc.	1,560	96,751
Ingersoll Rand, Inc.	4,839	212,723
Mueller Water Products, Inc., Class A	6,800	81,804

		526,089

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	1,335	88,657

Medical Information Systems — 0.0%
1Life Healthcare, Inc.†	2,970	20,939
CareCloud, Inc.†	8,600	33,970

		54,909

Medical Instruments — 0.5%
Alcon, Inc.	3,675	260,740
Bruker Corp.	1,180	67,838
Elekta AB, Series B	33,011	220,753
Intuitive Surgical, Inc.†	6,366	1,523,384
Medtronic PLC	6,949	725,198
NuVasive, Inc.†	1,040	53,497

		2,851,410

Medical Labs & Testing Services — 0.2%
Evotec SE†	8,911	216,433
Laboratory Corp. of America Holdings†	2,692	646,834
MEDNAX, Inc.†	2,810	52,041

		915,308

Medical Products — 0.9%
Abbott Laboratories	7,301	828,663
Align Technology, Inc.†	344	99,729
Cooper Cos., Inc.	214	77,263
Envista Holdings Corp.†	2,143	84,906
Glaukos Corp.†	833	39,393
Inogen, Inc.†	1,468	37,111
Koninklijke Philips NV	22,110	580,033
Masimo Corp.†	636	71,849
Nevro Corp.†	600	37,014
Novocure, Ltd.†	660	50,543
Omnicell, Inc.†	690	75,327
Penumbra, Inc.†	385	66,436
Pulse Biosciences, Inc.†	5,200	13,000
Shockwave Medical, Inc.†	480	72,542
Siemens Healthineers AG*	12,876	695,921
STERIS PLC	2,095	469,385
Stryker Corp.	7,832	1,889,548
Tactile Systems Technology, Inc.†	2,290	38,655

West Pharmaceutical Services, Inc.	186	58,601

		5,285,919

Medical-Biomedical/Gene — 0.5%
Alaunos Therapeutics, Inc.†	56,100	29,812
Aldeyra Therapeutics, Inc.†	6,610	20,293
Alnylam Pharmaceuticals, Inc.†	970	129,427
Amgen, Inc.	1,543	359,812
Anavex Life Sciences Corp.†	2,300	19,757
Apellis Pharmaceuticals, Inc.†	975	42,442
Applied Therapeutics, Inc.†	6,900	13,593
Arrowhead Pharmaceuticals, Inc.†	1,020	41,932
Beam Therapeutics, Inc.†	520	19,516
Biogen, Inc.†	187	38,791
BioMarin Pharmaceutical, Inc.†	1,330	108,195
Blueprint Medicines Corp.†	780	45,513
ChemoCentryx, Inc.†	1,620	29,905
Cue Biopharma, Inc.†	6,200	24,552
Denali Therapeutics, Inc.†	1,229	29,250
Exelixis, Inc.†	3,720	83,105
Fate Therapeutics, Inc.†	980	27,989
Forte Biosciences, Inc.†	9,090	10,454
Genmab A/S†	745	262,801
Genprex, Inc.†	11,600	18,560
Global Blood Therapeutics, Inc.†	1,240	38,068
Guardant Health, Inc.†	1,010	62,317
Horizon Therapeutics PLC†	1,720	169,523
IGM Biosciences, Inc.†	625	10,463
Illumina, Inc.†	192	56,957
Insmed, Inc.†	1,900	41,743
Intellia Therapeutics, Inc.†	640	31,379
Ionis Pharmaceuticals, Inc.†	1,647	60,544
Iovance Biotherapeutics, Inc.†	1,870	28,330
Kezar Life Sciences, Inc.†	2,300	27,324
Lexicon Pharmaceuticals, Inc.†	7,540	13,647
Mirati Therapeutics, Inc.†	560	34,602
Moderna, Inc.†	632	84,947
NGM Biopharmaceuticals, Inc.†	2,100	26,208
Novavax, Inc.†	630	28,394
Ovid therapeutics, Inc.†	3,633	9,991
Oyster Point Pharma, Inc.†	3,800	24,244
PharmaCyte Biotech, Inc.†	6,500	15,145
Regeneron Pharmaceuticals, Inc.†	203	133,799
Rexahn Pharmaceuticals, Inc. CVR†(1)	839	0
Sarepta Therapeutics, Inc.†	830	60,026
Savara, Inc.†	22,560	26,621
Scholar Rock Holding Corp.†	1,800	12,726
Seagen, Inc.†	969	126,949
Selecta Biosciences, Inc.†	21,810	16,713
Sorrento Therapeutics, Inc.†	5,300	8,003
Statera Biopharma, Inc.†	11,700	3,914
TG Therapeutics, Inc.†	2,800	19,432
Ultragenyx Pharmaceutical, Inc.†	864	61,076
United Therapeutics Corp.†	486	86,294
Vertex Pharmaceuticals, Inc.†	778	212,565
Veru, Inc.†	2,600	30,472
Wave Life Sciences, Ltd.†	8,780	17,121
Xencor, Inc.†	2,130	53,207

		2,988,443

Medical-Drugs — 5.3%
AbbVie, Inc.	31,186	4,580,600
Aclaris Therapeutics, Inc.†	2,220	27,350
Alkermes PLC†	3,220	92,897
Astellas Pharma, Inc.	71,600	1,090,136
AstraZeneca PLC	4,142	550,231
AstraZeneca PLC ADR	86,605	5,750,572
Bayer AG	14,596	962,062
Bioxcel Therapeutics, Inc.†	2,220	29,104
Bristol-Myers Squibb Co.	17,172	1,292,536
Citius Pharmaceuticals, Inc.†	22,400	22,624
Corbus Pharmaceuticals Holdings, Inc.†	56,110	19,004
Eli Lilly & Co.	9,895	2,890,626
GlaxoSmithKline PLC ADR	17,466	790,861
Ipsen SA	2,922	303,216
Johnson & Johnson	20,978	3,785,690
Jounce Therapeutics, Inc.†	3,260	17,278
Merck & Co., Inc.	2,063	182,968
Novartis AG	17,117	1,514,297
Otsuka Holdings Co., Ltd.	13,300	446,334
Pacira BioSciences, Inc.†	980	73,079
Pfizer, Inc.	5,527	271,210
Prestige Consumer Healthcare, Inc.†	1,910	104,401
Reata Pharmaceuticals, Inc., Class A†	790	20,050
Roche Holding AG	6,693	2,478,864
Roche Holding AG ADR	5,601	258,654
Sanofi	16,172	1,702,120
Sanofi ADR	6,341	331,317
Spectrum Pharmaceuticals, Inc.†	28,305	22,862
TherapeuticsMD, Inc.†	74,900	15,107
Zoetis, Inc.	9,907	1,756,016

		31,382,066

Medical-Generic Drugs — 0.0%
Arvinas, Inc.†	537	29,519

Medical-HMO — 2.1%
Anthem, Inc.	6,099	3,061,271
Centene Corp.†	19,413	1,563,717
Clover Health Investments Corp.†	5,100	13,719
Humana, Inc.	1,292	574,372
Molina Healthcare, Inc.†	446	139,799
UnitedHealth Group, Inc.	14,308	7,276,333

		12,629,211

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	7,838	1,681,643
Select Medical Holdings Corp.	3,726	84,245
Tenet Healthcare Corp.†	1,240	89,912

		1,855,800

Medical-Nursing Homes — 0.0%
Pennant Group, Inc.†	2,038	33,403

Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	544	69,442
Chemed Corp.	250	122,848
LHC Group, Inc.†	564	93,539

Teladoc Health, Inc.†	978	33,017

		318,846

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	179	55,420
Owens & Minor, Inc.	1,100	39,039

		94,459

Metal Processors & Fabrication — 0.0%
Proto Labs, Inc.†	610	25,992
Timken Co.	1,660	95,682

		121,674

Metal Products-Distribution — 0.0%
Worthington Industries, Inc.	1,588	75,541

Metal-Copper — 0.1%
Antofagasta PLC	32,257	620,396

Metal-Diversified — 0.1%
Rio Tinto, Ltd.	2,952	233,988
South32, Ltd.	148,131	493,673

		727,661

Miscellaneous Manufacturing — 0.1%
John Bean Technologies Corp.	620	73,092
Knorr-Bremse AG	3,104	223,654

		296,746

Multimedia — 0.3%
E.W. Scripps Co., Class A†	2,570	42,302
Walt Disney Co.†	13,829	1,543,731

		1,586,033

Music — 0.0%
Warner Music Group Corp., Class A	1,609	47,900

Networking Products — 0.2%
Cisco Systems, Inc.	8,550	418,779
Infinera Corp.†	5,750	44,218
Telefonaktiebolaget LM Ericsson, Class B	91,244	732,695

		1,195,692

Non-Ferrous Metals — 0.2%
IGO, Ltd.	131,570	1,212,594

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	4,003	537,483
Waste Connections, Inc.	10,173	1,403,569

		1,941,052

Office Automation & Equipment — 0.0%
Pitney Bowes, Inc.	6,200	32,674

Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	5,530	64,867

Office Supplies & Forms — 0.2%
Avery Dennison Corp.	5,237	945,802

Oil & Gas Drilling — 0.0%
Patterson-UTI Energy, Inc.	7,008	115,212

Oil Companies-Exploration & Production — 0.5%
Callon Petroleum Co.†	968	49,629
CNX Resources Corp.†	4,900	100,695
ConocoPhillips	12,090	1,154,837
Devon Energy Corp.	1,882	109,476
EOG Resources, Inc.	9,688	1,131,171
EQT Corp.	2,031	80,732
Evolution Petroleum Corp.	13,600	85,816
Kosmos Energy, Ltd.†	13,400	90,584
Magnolia Oil & Gas Corp., Class A	4,645	107,950
Pioneer Natural Resources Co.	548	127,394
Range Resources Corp.†	3,800	113,772

		3,152,056

Oil Companies-Integrated — 0.9%
Chevron Corp.	4,456	698,122
Equinor ASA	40,992	1,396,915
Exxon Mobil Corp.	4,930	420,282
Shell PLC ADR	9,748	520,836
TotalEnergies SE	34,934	1,721,254
TotalEnergies SE ADR	6,411	312,280

		5,069,689

Oil Refining & Marketing — 0.1%
DCC PLC	5,657	427,429
Marathon Petroleum Corp.	2,087	182,111

		609,540

Oil-Field Services — 0.2%
Baker Hughes Co.	26,353	817,470
Halliburton Co.	8,777	312,637
NexTier Oilfield Solutions, Inc.†	7,660	84,490
TechnipFMC PLC†	8,924	61,754

		1,276,351

Oil-U.S. Royalty Trusts — 0.0%
Texas Pacific Land Corp.	75	102,495

Optical Supplies — 0.1%
EssilorLuxottica SA	3,399	576,629

Paper & Related Products — 0.1%
International Paper Co.	3,023	139,904
Resolute Forest Products, Inc.	2,700	37,638
Stora Enso Oyj, Class R	33,532	656,259

		833,801

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	9,661	709,021

Patient Monitoring Equipment — 0.0%
Insulet Corp.†	460	109,935

Pharmacy Services — 0.3%
Cigna Corp.	5,414	1,336,067
CVS Health Corp.	2,162	207,833

		1,543,900

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	2,000	113,464

Pipelines — 0.2%
Antero Midstream Corp.	5,000	51,350
Cheniere Energy, Inc.	2,255	306,251
Equitrans Midstream Corp.	12,248	96,269
Targa Resources Corp.	2,460	180,589
TC Energy Corp.	6,960	368,184

		1,002,643

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	27,879	835,123
Generac Holdings, Inc.†	664	145,668

		980,791

Private Corrections — 0.0%
CoreCivic, Inc.†	5,400	67,122

Private Equity — 0.2%
Ares Management Corp., Class A	1,872	123,964
Blackstone, Inc., Class A	4,535	460,620
Bridgepoint Group PLC*	55,225	213,322
KKR & Co., Inc., Class A	7,595	387,117

		1,185,023

Professional Sports — 0.0%
Madison Square Garden Entertainment Corp.†	284	20,803

Publishing-Newspapers — 0.0%
TEGNA, Inc.	3,100	68,355

Quarrying — 0.0%
Compass Minerals International, Inc.	970	57,356

Racetracks — 0.0%
Churchill Downs, Inc.	350	71,029

Radio — 0.0%
Liberty Media Corp. - Liberty SiriusXM, Series C†	910	38,111

Real Estate Investment Trusts — 2.1%
Acadia Realty Trust	2,800	58,576
Alexandria Real Estate Equities, Inc.	1,010	183,982
American Campus Communities, Inc.	846	54,711
American Homes 4 Rent, Class A	2,562	101,481
American Tower Corp.	4,905	1,182,203
Annaly Capital Management, Inc.	11,350	72,867
Apartment Income REIT Corp.	2,005	98,586
Apple Hospitality REIT, Inc.	5,880	104,017
AvalonBay Communities, Inc.	400	90,992
Camden Property Trust	221	34,673
Crown Castle International Corp.	3,219	596,191
CubeSmart	3,430	162,959
Diversified Healthcare Trust	12,180	27,405
Douglas Emmett, Inc.	3,109	91,591
EPR Properties	1,412	74,158
Equinix, Inc.	1,514	1,088,687
Equity LifeStyle Properties, Inc.	4,643	358,811
Equity Residential	15,214	1,239,941
Essex Property Trust, Inc.	483	159,037
Extra Space Storage, Inc.	287	54,530
GEO Group, Inc.†	4,300	28,079
Great Portland Estates PLC	46,401	395,822
Healthcare Trust of America, Inc., Class A	2,940	89,552
Host Hotels & Resorts, Inc.	18,256	371,510
Invitation Homes, Inc.	4,130	164,457
JBG SMITH Properties	1,880	49,557
Kilroy Realty Corp.	1,325	92,750
Lamar Advertising Co., Class A	690	76,183
LTC Properties, Inc.	3,620	119,460
Medical Properties Trust, Inc.	4,130	75,951
National Retail Properties, Inc.	1,640	71,898
Omega Healthcare Investors, Inc.	2,230	56,820
Orchid Island Capital, Inc.	17,560	48,817
Outfront Media, Inc.	3,270	83,712
Park Hotels & Resorts, Inc.	3,410	67,211
Physicians Realty Trust	5,180	88,785
Piedmont Office Realty Trust, Inc., Class A	4,380	70,518
Prologis, Inc.	15,146	2,427,752
Public Storage	622	231,073
Rexford Industrial Realty, Inc.	3,326	259,561
RLJ Lodging Trust	4,603	64,534
Sabra Health Care REIT, Inc.	4,090	47,771
SBA Communications Corp.	1,023	355,094
Scentre Group	194,306	404,781
Service Properties Trust	5,510	44,741
Simon Property Group, Inc.	419	49,442
Starwood Property Trust, Inc.	3,380	77,334
Summit Hotel Properties, Inc.†	9,750	96,233
Sun Communities, Inc.	1,275	223,852
Terreno Realty Corp.	1,524	110,871
VICI Properties, Inc.	3,700	110,297
Welltower, Inc.	2,654	241,010
Weyerhaeuser Co.	411	16,941
WP Carey, Inc.	1,315	106,213

		12,653,980

Real Estate Management/Services — 0.0%
Douglas Elliman, Inc.	7,664	46,444
eXp World Holdings, Inc.	1,200	16,068
Redfin Corp.†	1,290	14,383

		76,895

Real Estate Operations & Development — 0.2%
Howard Hughes Corp.†	773	77,524
Mitsui Fudosan Co., Ltd.	37,400	789,165
Transcontinental Realty Investors, Inc.†	800	32,424

		899,113

Recreational Centers — 0.0%
Planet Fitness, Inc., Class A†	600	48,018

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	12,192	630,348
Avis Budget Group, Inc.†	338	90,472
Element Fleet Management Corp.	59,951	535,273
PROG Holdings, Inc.†	1,060	28,058
United Rentals, Inc.†	80	25,322

		1,309,473

Resorts/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	290	43,306
Vail Resorts, Inc.	248	63,031

		106,337

Retail-Apparel/Shoe — 0.8%
Burlington Stores, Inc.†	1,178	239,794
Caleres, Inc.	2,470	56,637
Lululemon Athletica, Inc.†	2,794	990,836
Moncler SpA	9,396	488,029
Next PLC	6,194	464,869
Ross Stores, Inc.	19,029	1,898,523

Zalando SE†*	8,377	332,253

		4,470,941

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	86	168,171
O’Reilly Automotive, Inc.†	384	232,915

		401,086

Retail-Automobile — 0.1%
Carvana Co.†	5,782	335,125
Group 1 Automotive, Inc.	460	80,104
Penske Automotive Group, Inc.	1,166	122,220

		537,449

Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,500	20,415

Retail-Building Products — 0.5%
Home Depot, Inc.	6,337	1,903,635
Kingfisher PLC	213,939	672,498
Lowe’s Cos., Inc.	1,436	283,940

		2,860,073

Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	1,217	100,840
Qurate Retail, Inc., Series A	5,170	21,766

		122,606

Retail-Convenience Store — 0.0%
Casey’s General Stores, Inc.	541	108,903

Retail-Discount — 1.4%
BJ’s Wholesale Club Holdings, Inc.†	1,720	110,682
Citi Trends, Inc.†	1,000	27,970
Costco Wholesale Corp.	2,216	1,178,292
Dollar General Corp.	12,732	3,024,232
Dollar Tree, Inc.†	945	153,515
Ollie’s Bargain Outlet Holdings, Inc.†	939	45,119
Walmart, Inc.	24,514	3,750,397

		8,290,207

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	7,900	162,794

Retail-Floor Coverings — 0.0%
Floor & Decor Holdings, Inc., Class A†	1,240	98,853

Retail-Gardening Products — 0.1%
GrowGeneration Corp.†	2,250	13,298
Tractor Supply Co.	1,729	348,307

		361,605

Retail-Home Furnishings — 0.0%
Kirkland’s, Inc.†	1,700	12,291
La-Z-Boy, Inc.	2,870	75,424
RH†	137	46,048

		133,763

Retail-Jewelry — 0.0%
Signet Jewelers, Ltd.	700	49,140

Retail-Major Department Stores — 0.1%
Nordstrom, Inc.	1,300	33,410
TJX Cos., Inc.	9,538	584,489

		617,899

Retail-Misc./Diversified — 0.0%
Five Below, Inc.†	670	105,257
GameStop Corp., Class A†	322	40,273
Party City Holdco, Inc.†	3,600	11,124

		156,654

Retail-Office Supplies — 0.0%
ODP Corp.†	1,280	55,078

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	278	110,310

Retail-Pet Food & Supplies — 0.0%
Freshpet, Inc.†	521	48,635
PetMed Express, Inc.	2,680	58,692

		107,327

Retail-Petroleum Products — 0.0%
TravelCenters of America, Inc.†	650	24,707

Retail-Regional Department Stores — 0.0%
Kohl’s Corp.	1,100	63,668
Macy’s, Inc.	3,100	74,927

		138,595

Retail-Restaurants — 0.9%
Brinker International, Inc.†	920	33,424
Chipotle Mexican Grill, Inc.†	589	857,354
Jack in the Box, Inc.	736	60,911
McDonald’s Corp.	7,814	1,946,936
Papa John’s International, Inc.	1,040	94,692
Starbucks Corp.	5,184	386,934
Wingstop, Inc.	417	38,264
Yum! Brands, Inc.	16,116	1,885,733

		5,304,248

Retail-Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.	1,100	15,917

Rubber-Tires — 0.0%
Goodyear Tire & Rubber Co.†	2,870	38,229
Sumitomo Rubber Industries, Ltd.	15,200	131,547

		169,776

Satellite Telecom — 0.0%
Globalstar, Inc.†	17,900	20,764
Gogo, Inc.†	1,650	30,377

		51,141

Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial, Inc.	8,887	85,582
New York Community Bancorp, Inc.	4,900	45,276
Pacific Premier Bancorp, Inc.	3,887	121,896
TFS Financial Corp.	3,460	51,866
WSFS Financial Corp.	2,504	100,335

		404,955

Schools — 0.0%
2U, Inc.†	2,540	25,349
Bright Horizons Family Solutions, Inc.†	470	53,693
Grand Canyon Education, Inc.†	779	74,761

Strategic Education, Inc.	441	28,488

		182,291

Semiconductor Components-Integrated Circuits — 1.0%
Analog Devices, Inc.	484	74,720
Cirrus Logic, Inc.†	1,226	92,931
MaxLinear, Inc.†	1,580	75,634
NXP Semiconductors NV	5,540	946,786
Power Integrations, Inc.	1,134	90,720
QUALCOMM, Inc.	12,904	1,802,560
Renesas Electronics Corp.†	27,200	291,228
Taiwan Semiconductor Manufacturing Co., Ltd.	110,000	2,006,400
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,512	233,440

		5,614,419

Semiconductor Equipment — 0.6%
Applied Materials, Inc.	4,380	483,333
ASML Holding NV (NASDAQ)	987	556,441
ASML Holding NV(XAMS)	2,340	1,323,899
Azenta, Inc.	1,190	89,202
Entegris, Inc.	1,250	139,238
KLA Corp.	974	310,959
MKS Instruments, Inc.	874	99,619
Tokyo Electron, Ltd.	1,600	678,742

		3,681,433

Software Tools — 0.0%
VMware, Inc., Class A	1,209	130,620

Steel Pipe & Tube — 0.0%
TimkenSteel Corp.†	2,790	57,669

Steel-Producers — 0.1%
Cleveland-Cliffs, Inc.†	4,065	103,617
Commercial Metals Co.	2,863	117,383
Reliance Steel & Aluminum Co.	627	124,303
Steel Dynamics, Inc.	534	45,790
United States Steel Corp.	2,610	79,579

		470,672

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	6,989	245,943

Telecommunication Equipment — 0.0%
Ciena Corp.†	1,620	89,375
Viavi Solutions, Inc.†	6,040	86,614

		175,989

Telephone-Integrated — 0.6%
AT&T, Inc.	4,544	85,700
KT Corp.	10,322	292,047
Nippon Telegraph & Telephone Corp.	62,500	1,846,321
SoftBank Group Corp.	6,500	262,412
Telephone & Data Systems, Inc.	2,600	47,632
Verizon Communications, Inc.	15,430	714,409

		3,248,521

Television — 0.0%
Nexstar Media Group, Inc., Class A	620	98,220
Sinclair Broadcast Group, Inc., Class A	1,600	35,584

		133,804

Theaters — 0.0%
AMC Entertainment Holdings, Inc., Class A†	1,945	29,759
Cinemark Holdings, Inc.†	1,500	23,790

		53,549

Therapeutics — 0.0%
Neurocrine Biosciences, Inc.†	1,050	94,531
Ocugen, Inc.†	3,800	8,322

		102,853

Tobacco — 0.4%
Altria Group, Inc.	4,155	230,894
Philip Morris International, Inc.	19,923	1,992,300
Vector Group, Ltd.	4,028	51,236

		2,274,430

Tools-Hand Held — 0.0%
MSA Safety, Inc.	515	62,155

Toys — 0.0%
Mattel, Inc.†	3,400	82,654

Transport-Rail — 0.6%
Canadian Pacific Railway, Ltd.	1,534	112,319
Central Japan Railway Co.	3,100	391,121
CSX Corp.	44,138	1,515,699
Norfolk Southern Corp.	1,694	436,849
Union Pacific Corp.	4,322	1,012,601

		3,468,589

Transport-Services — 0.5%
CryoPort, Inc.†	1,260	28,425
FedEx Corp.	1,447	287,577
Hub Group, Inc., Class A†	1,120	75,219
United Parcel Service, Inc., Class B	12,864	2,315,263

		2,706,484

Transport-Truck — 0.2%
JB Hunt Transport Services, Inc.	2,847	486,410
Knight-Swift Transportation Holdings, Inc.	1,292	61,874
Landstar System, Inc.	590	91,391
Old Dominion Freight Line, Inc.	863	241,743
Saia, Inc.†	807	166,210
XPO Logistics, Inc.†	830	44,646

		1,092,274

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	29,109	736,749

Vitamins & Nutrition Products — 0.0%
USANA Health Sciences, Inc.†	975	74,744

Water — 0.0%
American Water Works Co., Inc.	1,003	154,542
Essential Utilities, Inc.	1,983	88,759

		243,301

Web Hosting/Design — 0.0%
GoDaddy, Inc., Class A†	1,200	96,972

VeriSign, Inc.†	666	119,008

		215,980

Web Portals/ISP — 2.6%
Alphabet, Inc., Class A†	954	2,177,209
Alphabet, Inc., Class C†	5,392	12,397,987
NAVER Corp.	1,732	391,783
Z Holdings Corp.	70,000	276,050

		15,243,029

Wire & Cable Products — 0.1%
Prysmian SpA	17,995	583,412

Wireless Equipment — 0.1%
Maxar Technologies, Inc.	1,030	33,176
Motorola Solutions, Inc.	2,895	618,633
Ubiquiti, Inc.	158	44,595

		696,404

Total Common Stocks (cost $448,951,586)		462,830,197

CONVERTIBLE PREFERRED SECURITIES — 0.0%
Computer Graphics — 0.0%
Canva, Inc., Series A†(1)(2)	2	2,730

Decision Support Software — 0.0%
Databricks, Inc., Series G†(1)(2)	100	16,588
Databricks, Inc., Series H†(1)(2)	286	47,442

		64,030

Electric-Integrated — 0.0%
AES Corp.	1,012	87,639

Enterprise Software/Service — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	31,246

Total Convertible Preferred Securities (cost $219,533)		185,645

ASSET BACKED SECURITIES — 1.0%
Diversified Financial Services — 1.0%
AmeriCredit Automobile Receivables Trust Series 2021-2, Class D 1.29% due 06/18/2027	140,000	130,256
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	72,426	67,504
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	81,427	74,379
Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	23,432	21,765
Angel Oak Mtg. Trust VRS Series 2020-3, Class A1 1.69% due 04/25/2065*(3)(4)	19,119	18,727
Angel Oak Mtg. Trust VRS Series 2020-6, Class M1 2.81% due 05/25/2065*(3)(4)	70,000	66,513
Applebee’s Funding LLC/IHOP Funding LLC Series 2019-1A, Class A2I 4.19% due 06/05/2049*	74,250	73,476
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class B 2.68% due 08/20/2026*	100,000	94,055
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	105,000	102,745
Barclays Mtg. Loan Trust VRS Series 2021-NQM1, Class A3 2.19% due 09/25/2051*(3)(4)	98,587	92,699
BFLD Trust FRS Series 2019-DPLO, Class C 2.09% (1 ML+1.54%) due 10/15/2034*(5)	55,000	53,897
BIG Commercial Mtg. Trust FRS Series 2022-BIG, Class A 1.85% (TSFR1M+1.35%) due 02/15/2039*(5)	260,000	257,473
BWAY Mtg. Trust Series 2022-26BW, Class A 3.40% due 02/10/2044*(5)	150,000	138,462
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(4)(5)	100,000	96,967
Carvana Auto Receivables Trust Series 2021-P4, Class C 2.33% due 02/10/2028	145,000	133,918
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(4)(5)	75,000	71,674
CIM Trust VRS Series 2019-INV3, Class A15 3.50% due 08/25/2049*(3)(4)	22,047	21,328
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	56,590	52,709
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	80,000	78,710
Cold Storage Trust FRS Series 2020-ICE5, Class B 1.85% (1 ML+1.30%) due 11/15/2037*(5)	98,299	97,127
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	19,039	18,613
COLT Mtg Loan Trust VRS Series 2021-6, Class A1 1.91% due 12/25/2066*(3)(4)	222,722	208,271

COLT Mtg. Loan Trust VRS Series 2022-3, Class A1 3.90% due 02/25/2067*(3)(4)	157,539	155,248
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(3)(4)	71,359	66,207
Driven Brands Funding LLC Series 2021-1A, Class A2 2.79% due 10/20/2051*	119,400	103,735
Driven Brands Funding LLC Series 2020-2A, Class A2 3.24% due 01/20/2051*	93,813	84,475
Dryden 77 CLO, Ltd. FRS Series 2020-77A, Class AR 1.60% (3 ML+1.12%) due 05/20/2034*(6)	250,000	247,126
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(3)(4)	71,776	65,387
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	60,000	57,910
Exeter Automobile Receivables Trust Series 2021-4A, Class C 1.46% due 10/15/2027	200,000	189,541
Exeter Automobile Receivables Trust Series 2022-2A, Class C 3.85% due 07/17/2028	80,000	79,581
Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	100,000	96,857
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	100,000	91,739
Ford Credit Floorplan Master Owner Trust A Series 2020-2, Class B 1.32% due 09/15/2027	55,000	50,453
Great Wolf Trust FRS Series 2019-WOLF, Class C 2.19% (1 ML+1.63%) due 12/15/2036*(5)	30,000	29,172
GS Mtg. Securities Trust VRS Series 2016-PJ5, Class A8 2.50% due 10/25/2051*(3)(4)	169,247	157,023
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 2.96% due 10/25/2050*(3)(4)	37,937	35,048
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 1.29% (1 ML+0.83%) due 08/25/2050*(3)	6,442	6,407
JPMorgan Mtg. Trust VRS Series 2019-INV2, Class A3 3.50% due 02/25/2050*(3)(4)	5,074	4,922
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	13,964	13,464
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A15 3.50% due 05/25/2050*(3)(4)	12,801	12,179
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	24,478	23,586
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.66% (1 ML+1.10%) due 04/15/2038*(5)	205,000	199,356
Morgan Stanley Capital I Trust Series 2018-H4, Class A4 4.31% due 12/15/2051(5)	55,000	55,283
Morgan Stanley Residential Mtg. Loan Trust VRS Series 2021-2, Class A9 2.50% due 05/25/2051*(3)(4)	85,908	74,958
MVW LLC Series 2021-1WA, Class B 1.44% due 01/22/2041*	75,766	70,643
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	130,201	125,297
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	54,007	50,211
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	27,516	26,927
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	49,661	48,986
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32% due 04/20/2062*	207,174	193,518
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 2.14% (1 ML+1.59%) due 04/15/2032*(5)	100,000	96,901
New Residential Mtg. Loan Trust Series 2022-INV1, Class A4 3.00% due 03/25/2052*(3)	148,341	134,427
NYO Commercial Mtg. Trust FRS Series 2021-1290, Class C 2.55% (1 ML+2.00%) due 11/15/2038*(5)	215,000	208,351
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.77% (1 ML+1.10%) due 10/25/2059*(3)	18,327	18,284
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 2.19% (3 ML+1.15%) due 07/15/2034*(6)	255,000	253,028

Provident Funding Mtg. Trust VRS Series 2019-1, Class B1 3.17% due 12/25/2049*(3)(4)	170,626	155,827
Sequoia Mtg. Trust VRS Series 2018-CH3, Class A2 4.00% due 08/25/2048*(3)(4)	3,666	3,659
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.87% due 07/30/2051*	114,138	101,561
Sierra Timeshare Receivables Funding LLC Series 2018-2A, Class A 3.50% due 06/20/2035*	21,152	21,024
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	131,912	119,853
SMB Private Education Loan Trust Series 2020-A, Class A2A 2.23% due 09/15/2037*	81,319	78,045
SMB Private Education Loan Trust Series 2016-A, Class A2A 2.70% due 05/15/2031*	28,729	28,305
SMB Private Education Loan Trust Series 2017-A, Class A2A 2.88% due 09/15/2034*	41,263	40,823
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	36,079	35,142
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A2 1.17% due 05/25/2065*(3)(4)	47,896	46,641
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	82,633	80,454
Verus Securitization Trust VRS Series 2021-7, Class A1 1.83% due 10/25/2066*(3)(4)	246,141	228,703
Verus Securitization Trust VRS Series 2019-INV3, Class A1 2.69% due 11/25/2059*(3)(4)	29,526	29,455
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	8,065	8,046
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-RR1, Class A1 2.50% due 12/25/2050*(3)(4)	88,651	78,490
World Omni Select Auto Trust Series 2019-A, Class B 2.17% due 12/15/2025	40,000	40,013

Total Asset Backed Securities (cost $6,556,887)		6,193,539

U.S. CORPORATE BONDS & NOTES — 4.9%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	50,000	50,070

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.25% due 06/01/2031	250,000	221,206
Lockheed Martin Corp. Senior Notes 4.70% due 05/15/2046	25,000	26,493
Northrop Grumman Corp. Senior Notes 3.85% due 04/15/2045	50,000	44,800
Raytheon Technologies Corp. Senior Notes 4.45% due 11/16/2038	50,000	49,993

		342,492

Agricultural Operations — 0.0%
Bunge, Ltd. Finance Corp. Company Guar. Notes 3.00% due 09/25/2022	25,000	25,078

Airlines — 0.0%
American Airlines Pass Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	129,278	116,502
Delta Air Lines, Inc. Senior Notes 3.80% due 04/19/2023	20,000	19,974
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	91,578	89,597

		226,073

Applications Software — 0.1%
Microsoft Corp. Senior Notes 3.13% due 11/03/2025	25,000	25,066
Microsoft Corp. Senior Notes 4.20% due 11/03/2035	250,000	260,730
Roper Technologies, Inc. Senior Notes 1.40% due 09/15/2027	160,000	140,467
Roper Technologies, Inc. Senior Notes 2.00% due 06/30/2030	30,000	25,202
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	120,000	110,838
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	25,000	24,843

		587,146

Auto-Cars/Light Trucks — 0.2%
American Honda Finance Corp. Senior Notes 0.75% due 08/09/2024	200,000	189,289
General Motors Co. Senior Notes 4.00% due 04/01/2025	150,000	149,781
General Motors Financial Co., Inc. Senior Notes 2.40% due 04/10/2028	300,000	261,726
Hyundai Capital America Senior Notes 1.30% due 01/08/2026*	80,000	71,921
Hyundai Capital America Senior Notes 1.80% due 10/15/2025*	50,000	46,101
Hyundai Capital America Senior Notes 2.00% due 06/15/2028*	260,000	224,186
Hyundai Capital America Senior Notes 2.38% due 02/10/2023*	45,000	44,772
Hyundai Capital America Senior Notes 2.85% due 11/01/2022*	28,000	28,042
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	200,000	196,968

		1,212,786

Auto-Heavy Duty Trucks — 0.1%
Daimler Trucks Finance North America LLC Company Guar. Notes 3.65% due 04/07/2027*	165,000	161,050
PACCAR Financial Corp. Senior Notes 0.90% due 11/08/2024	215,000	204,078
PACCAR Financial Corp. Senior Notes 1.10% due 05/11/2026	175,000	159,549
PACCAR Financial Corp. Senior Notes 2.65% due 05/10/2022	105,000	105,039

		629,716

Banks-Commercial — 0.1%
M&T Bank Corp. Senior Notes 3.55% due 07/26/2023	60,000	60,272
Santander Holdings USA, Inc. Senior Notes 2.49% due 01/06/2028	135,000	122,351
Truist Financial Corp. Senior Notes 1.95% due 06/05/2030	95,000	81,348

		263,971

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.65% due 07/14/2028	350,000	310,448

Banks-Super Regional — 0.1%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	45,000	44,408
KeyCorp Senior Notes 2.25% due 04/06/2027	95,000	87,517
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028(4)	175,000	159,359
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041(4)	510,000	410,869
Wells Fargo & Co. Senior Notes 3.58% due 05/22/2028	85,000	81,548

		783,701

Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.50% due 06/01/2030	150,000	143,018

Broadcast Services/Program — 0.0%
Fox Corp. Senior Notes 4.03% due 01/25/2024	115,000	116,162

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc. Senior Notes 2.40% due 07/15/2031	340,000	287,163
Martin Marietta Materials, Inc. Senior Notes 4.25% due 12/15/2047	50,000	44,483

		331,646

Cable/Satellite TV — 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.70% due 04/01/2051	170,000	120,277
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 3.75% due 02/15/2028	125,000	118,225
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	25,000	25,316
Comcast Corp. Company Guar. Notes 1.95% due 01/15/2031	70,000	59,258

Comcast Corp. Company Guar. Notes 2.65% due 02/01/2030	30,000	27,155
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	365,000	339,150
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	295,000	207,885

		897,266

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 2.75% due 08/18/2055	240,000	176,375
Ecolab, Inc. Senior Notes 3.25% due 12/01/2027	50,000	49,140

		225,515

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	50,000	45,124
RELX Capital, Inc. Company Guar. Notes 3.50% due 03/16/2023	10,000	10,058

		55,182

Commercial Services-Finance — 0.1%
Moody’s Corp. Senior Notes 2.00% due 08/19/2031	205,000	171,533
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	105,000	103,121

		274,654

Computers — 0.1%
Apple, Inc. Senior Notes 1.65% due 05/11/2030	100,000	86,110
Apple, Inc. Senior Notes 1.70% due 08/05/2031	215,000	181,555
Apple, Inc. Senior Notes 2.75% due 01/13/2025	150,000	148,740
Apple, Inc. Senior Notes 2.95% due 09/11/2049	75,000	60,804
Apple, Inc. Senior Notes 3.25% due 02/23/2026	100,000	99,883
Apple, Inc. Senior Notes 3.75% due 09/12/2047	50,000	46,270

		623,362

Containers-Paper/Plastic — 0.0%
Packaging Corp. of America Senior Notes 3.65% due 09/15/2024	50,000	50,116

Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 3.20% due 07/01/2026	35,000	33,924

Diagnostic Equipment — 0.1%
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	210,000	181,990
Thermo Fisher Scientific, Inc. Senior Notes 2.80% due 10/15/2041	150,000	120,273

		302,263

Diversified Banking Institutions — 0.5%
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	220,000	181,903
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	150,000	129,655
Bank of America Corp. Senior Notes 2.65% due 03/11/2032	200,000	171,455
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	100,000	74,978
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	75,000	73,666
Bank of America Corp. Senior Notes 4.33% due 03/15/2050	380,000	358,548
Citigroup, Inc. Senior Notes 3.11% due 04/08/2026	150,000	145,284
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	100,000	97,695
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	25,000	24,712
Goldman Sachs Group, Inc. Senior Notes 2.60% due 02/07/2030	150,000	130,417
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	125,000	118,200
Goldman Sachs Group, Inc. Senior Notes 4.41% due 04/23/2039	275,000	262,777
JPMorgan Chase & Co. Senior Notes 1.58% due 04/22/2027	75,000	67,900
JPMorgan Chase & Co. Senior Notes 2.52% due 04/22/2031	150,000	130,451

JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031(4)	440,000	387,171
JPMorgan Chase & Co. Sub. Notes 3.38% due 05/01/2023	120,000	120,726
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	100,000	97,118
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	100,000	88,445
Morgan Stanley Senior Notes 2.19% due 04/28/2026	150,000	141,546
Morgan Stanley Senior Notes 3.13% due 07/27/2026	100,000	95,885
Morgan Stanley Senior Notes 3.59% due 07/22/2028	75,000	71,907
Morgan Stanley Senior Notes 3.62% due 04/01/2031	150,000	140,503
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	125,000	126,401

		3,237,343

Diversified Manufacturing Operations — 0.0%
3M Co. Senior Notes 3.25% due 08/26/2049	105,000	88,630

Drug Delivery Systems — 0.0%
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	33,000	32,466

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	275,000	274,232
Amazon.com, Inc. Senior Notes 4.95% due 12/05/2044	65,000	70,818

		345,050

E-Commerce/Services — 0.0%
Expedia, Inc. Company Guar. Notes 5.00% due 02/15/2026	115,000	117,590
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	25,000	24,907

		142,497

Electric-Distribution — 0.0%
Commonwealth Edison Co. 1st Mtg. Bonds 4.35% due 11/15/2045	25,000	24,117
Metropolitan Edison Co. Senior Notes 4.30% due 01/15/2029*	100,000	100,542
Sempra Energy Senior Notes 3.30% due 04/01/2025	130,000	128,258

		252,917

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	35,000	34,433

Electric-Integrated — 0.2%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	90,000	71,981
Alabama Power Co. Senior Notes 3.13% due 07/15/2051	250,000	196,588
Appalachian Power Co. Senior Notes 4.40% due 05/15/2044	50,000	46,117
Berkshire Hathaway Energy Co. Senior Notes 3.80% due 07/15/2048	25,000	21,792
Dominion Resources, Inc. Senior Notes 2.75% due 09/15/2022	25,000	25,009
Duke Energy Carolinas LLC 1st Mtg. Notes 3.45% due 04/15/2051	300,000	256,118
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	50,000	47,365
Eversource Energy Senior Notes 3.30% due 01/15/2028	30,000	28,644
Eversource Energy Senior Notes 3.80% due 12/01/2023	20,000	20,196
Exelon Corp. Senior Notes 3.40% due 04/15/2026	125,000	122,212
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	25,000	24,959
Florida Power & Light Co. 1st Mtg. Bonds 4.13% due 06/01/2048	25,000	24,238
Mississippi Power Co. Senior Notes 3.95% due 03/30/2028	30,000	29,550
NextEra Energy Capital Holdings, Inc. Company Guar. Notes 2.44% due 01/15/2032	220,000	186,991
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	55,000	47,427

PacifiCorp 1st Mtg. Notes 4.13% due 01/15/2049	25,000	23,087
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	55,000	51,407
Southern Co. Senior Notes 4.40% due 07/01/2046	25,000	22,858
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	100,000	92,733

		1,339,272

Electric-Transmission — 0.0%
AEP Transmission Co. LLC Senior Notes 2.75% due 08/15/2051	175,000	128,874
Oncor Electric Delivery Co. LLC Senior Sec. Notes 4.10% due 11/15/2048	50,000	48,258

		177,132

Electronic Components-Semiconductors — 0.0%
Texas Instruments, Inc. Senior Notes 1.75% due 05/04/2030	35,000	30,127

Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 2.20% due 09/15/2031	75,000	62,380

Electronic Measurement Instruments — 0.0%
Keysight Technologies, Inc. Senior Notes 4.55% due 10/30/2024	25,000	25,305

Enterprise Software/Service — 0.1%
Oracle Corp. Senior Notes 2.40% due 09/15/2023	125,000	123,857
salesforce.com, Inc. Senior Notes 2.70% due 07/15/2041	395,000	314,447

		438,304

Finance-Auto Loans — 0.0%
Ally Financial, Inc. Senior Notes 2.20% due 11/02/2028	245,000	212,437

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	275,000	274,824

Finance-Credit Card — 0.1%
Capital One Financial Corp. Sub. Notes 2.36% due 07/29/2032	190,000	153,118
Capital One Financial Corp. Senior Notes 3.20% due 01/30/2023	85,000	85,538
Capital One Financial Corp. Senior Notes 3.90% due 01/29/2024	125,000	125,641
Discover Financial Services Senior Notes 3.85% due 11/21/2022	68,000	68,632
Western Union Co. Senior Notes 2.85% due 01/10/2025	20,000	19,410

		452,339

Finance-Leasing Companies — 0.0%
Air Lease Corp. Senior Notes 2.20% due 01/15/2027	195,000	174,630

Finance-Other Services — 0.0%
Intercontinental Exchange, Inc. Senior Notes 3.45% due 09/21/2023	60,000	60,395

Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 5.10% due 09/28/2048	25,000	26,005

Gas-Distribution — 0.0%
NiSource, Inc. Senior Notes 1.70% due 02/15/2031	90,000	71,060
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	115,000	97,941
Southern California Gas Co. Senior Sec. Notes 4.13% due 06/01/2048	25,000	23,233

		192,234

Hotels/Motels — 0.0%
Marriott International, Inc. Senior Notes 4.65% due 12/01/2028	255,000	250,958

Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc. Senior Notes 1.75% due 08/15/2031	300,000	251,315

Instruments-Controls — 0.0%
Honeywell International, Inc. Senior Notes 1.10% due 03/01/2027	250,000	224,196

Insurance Brokers — 0.0%
Aon Corp. Company Guar. Notes 2.20% due 11/15/2022	85,000	84,863
Marsh & McLennan Cos., Inc. Senior Notes 2.25% due 11/15/2030	35,000	30,354

Marsh & McLennan Cos., Inc. Senior Notes 3.50% due 06/03/2024	30,000	30,122
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	50,000	50,055

		195,394

Insurance-Life/Health — 0.3%
Aflac, Inc. Senior Notes 4.75% due 01/15/2049	55,000	56,967
AXA Equitable Holdings, Inc. Senior Notes 3.90% due 04/20/2023	7,000	7,056
Brighthouse Financial Global Funding Sec. Notes 1.55% due 05/24/2026*	105,000	95,262
Brighthouse Financial Global Funding Senior Sec. Notes 2.00% due 06/28/2028*	340,000	297,027
CNO Global Funding Sec. Notes 2.65% due 01/06/2029*	315,000	279,970
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	55,000	51,282
Jackson National Life Global Funding Sec. Notes 1.75% due 01/12/2025*	400,000	379,558
Lincoln National Corp. Senior Notes 4.35% due 03/01/2048	25,000	22,656
Principal Financial Group, Inc. Company Guar. Notes 2.13% due 06/15/2030	125,000	106,553
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	25,000	24,291
Principal Financial Group, Inc. Company Guar. Notes 4.30% due 11/15/2046	25,000	24,511
Protective Life Global Funding Sec. Notes 1.17% due 07/15/2025*	195,000	179,796
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	25,000	23,656

		1,548,585

Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	25,000	25,206
Liberty Mutual Group, Inc. Company Guar. Notes 4.50% due 06/15/2049*	80,000	73,998
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	20,000	19,648

		118,852

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/15/2024	25,000	25,058
Chubb INA Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2051	300,000	229,493
Fidelity National Financial, Inc. Senior Notes 4.50% due 08/15/2028	55,000	54,506

		309,057

Machinery-Farming — 0.0%
John Deere Capital Corp. Senior Notes 2.13% due 03/07/2025	140,000	135,818

Medical Instruments — 0.0%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	200,000	172,264

Medical Products — 0.1%
Abbott Laboratories Senior Notes 1.15% due 01/30/2028	80,000	70,485
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	117,000	118,101
Baxter International Inc Senior Notes 1.92% due 02/01/2027*	225,000	204,681

		393,267

Medical-Biomedical/Gene — 0.0%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	85,000	70,568

Medical-Drugs — 0.1%
AbbVie, Inc. Senior Notes 4.25% due 11/21/2049	110,000	101,065
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	125,000	122,252
Astrazeneca Finance LLC Company Guar. Notes 1.75% due 05/28/2028	220,000	196,357
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	90,000	86,920

		506,594

Medical-HMO — 0.1%
Anthem, Inc. Senior Notes 4.55% due 03/01/2048	115,000	112,196

Humana, Inc. Senior Notes 2.15% due 02/03/2032	100,000	82,420
Humana, Inc. Senior Notes 3.70% due 03/23/2029	45,000	43,214
UnitedHealth Group, Inc. Senior Notes 2.00% due 05/15/2030	35,000	30,428
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	150,000	116,543
UnitedHealth Group, Inc. Senior Notes 4.63% due 11/15/2041	25,000	25,680
UnitedHealth Group, Inc. Senior Notes 4.75% due 07/15/2045	75,000	78,476

		488,957

Medical-Hospitals — 0.2%
Banner Health Notes 1.90% due 01/01/2031	50,000	42,476
Banner Health Notes 2.91% due 01/01/2051	265,000	207,386
Centra Health, Inc. Notes 4.70% due 01/01/2048	45,000	42,723
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	40,000	39,183
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	55,000	48,651
CommonSpirit Health Senior Sec. Bonds 3.91% due 10/01/2050	305,000	266,783
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	65,000	62,315
HCA, Inc. Senior Sec. Bonds 4.38% due 03/15/2042*	65,000	56,621
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	130,000	116,168
Partners Healthcare System, Inc. Notes 3.19% due 07/01/2049	95,000	77,799
Stanford Health Care Notes 3.80% due 11/15/2048	10,000	9,289
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	50,000	52,189

		1,021,583

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	40,000	38,935
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	125,000	125,301
McKesson Corp. Senior Notes 1.30% due 08/15/2026	300,000	269,601

		433,837

Motion Pictures & Services — 0.0%
Magallanes, Inc. Company Guar. Bonds 5.05% due 03/15/2042*	240,000	218,591

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc. Senior Notes 2.38% due 03/15/2033	315,000	263,653
Republic Services, Inc. Senior Notes 2.50% due 08/15/2024	40,000	39,150
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	30,000	29,120

		331,923

Oil Companies-Exploration & Production — 0.1%
ConocoPhillips Co. Company Guar. Notes 4.95% due 03/15/2026	50,000	52,618
Coterra Energy, Inc. Senior Notes 4.38% due 03/15/2029*	90,000	89,502
EOG Resources, Inc. Senior Notes 2.63% due 03/15/2023	100,000	100,203
Hess Corp. Senior Notes 4.30% due 04/01/2027	125,000	123,951
Marathon Oil Corp. Senior Notes 4.40% due 07/15/2027	25,000	24,985
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	55,000	49,857

		441,116

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 2.00% due 05/11/2027	40,000	37,104

Oil Refining & Marketing — 0.0%
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	69,000	66,871

Oil-Field Services — 0.0%
Schlumberger Holdings Corp. Senior Notes 3.75% due 05/01/2024*	25,000	25,161

Pharmacy Services — 0.1%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	125,000	125,086
Cigna Corp. Company Guar. Notes 3.25% due 04/15/2025	50,000	49,620
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	13,000	13,110
Cigna Corp. Company Guar. Notes 3.88% due 10/15/2047	50,000	42,982
Cigna Corp. Company Guar. Notes 4.80% due 07/15/2046	25,000	24,708
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	60,000	49,316
CVS Health Corp. Senior Notes 2.70% due 08/21/2040	330,000	249,508
CVS Health Corp. Senior Notes 3.88% due 07/20/2025	50,000	50,247
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	100,000	101,427

		706,004

Pipelines — 0.1%
Boardwalk Pipelines LP Company Guar. Notes 3.40% due 02/15/2031	55,000	48,752
Boardwalk Pipelines LP Company Guar. Notes 4.95% due 12/15/2024	50,000	51,112
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	20,000	17,958
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	15,000	13,248
Enbridge Energy Partners LP Company Guar. Notes 7.38% due 10/15/2045	45,000	56,440
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	35,000	35,581
Florida Gas Transmission Co. LLC Senior Notes 4.35% due 07/15/2025*	50,000	50,863
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	50,000	57,026
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 4.50% due 12/15/2026	25,000	24,951
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	25,000	24,831
Transcontinental Gas Pipe Line Co. LLC Senior Notes 4.60% due 03/15/2048	20,000	18,893

		399,655

Real Estate Investment Trusts — 0.4%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 4.00% due 02/01/2050	110,000	97,390
American Campus Communities Operating Partnership LP Company Guar. Notes 3.30% due 07/15/2026	45,000	44,397
American Campus Communities Operating Partnership LP Company Guar. Notes 3.63% due 11/15/2027	55,000	54,592
American Tower Corp. Senior Notes 1.45% due 09/15/2026	315,000	281,553
Brixmor Operating Partnership LP Senior Notes 4.05% due 07/01/2030	45,000	42,547
Crown Castle International Corp. Senior Notes 2.10% due 04/01/2031	165,000	133,919
Crown Castle International Corp. Senior Notes 2.90% due 03/15/2027	70,000	65,599
Duke Realty LP Senior Notes 4.00% due 09/15/2028	70,000	69,297
Essex Portfolio LP Company Guar. Notes 4.00% due 03/01/2029	90,000	88,322
Essex Portfolio LP Company Guar. Notes 4.50% due 03/15/2048	15,000	14,401
Healthcare Realty Trust, Inc. Senior Notes 3.63% due 01/15/2028	55,000	53,069
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028	75,000	66,557

Healthpeak Properties, Inc. Senior Notes 2.88% due 01/15/2031	125,000	111,482
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	30,000	29,544
Life Storage LP Company Guar. Notes 4.00% due 06/15/2029	40,000	38,672
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	50,000	49,507
Prologis LP Senior Notes 2.13% due 04/15/2027	115,000	106,518
Public Storage Senior Notes 1.95% due 11/09/2028	135,000	120,087
Realty Income Corp. Senior Notes 2.20% due 06/15/2028	25,000	22,354
Realty Income Corp. Senior Notes 3.10% due 12/15/2029	70,000	64,912
Realty Income Corp. Senior Notes 3.95% due 08/15/2027	25,000	24,837
Realty Income Corp. Senior Notes 4.63% due 11/01/2025	60,000	61,560
Simon Property Group LP Senior Notes 2.65% due 02/01/2032	285,000	245,421
Simon Property Group LP Senior Notes 3.80% due 07/15/2050	100,000	87,760
WP Carey, Inc. Senior Notes 3.85% due 07/15/2029	90,000	86,380

		2,060,677

Retail-Apparel/Shoe — 0.0%
Ross Stores, Inc. Senior Notes 1.88% due 04/15/2031	60,000	49,477

Retail-Auto Parts — 0.1%
AutoZone, Inc. Senior Notes 1.65% due 01/15/2031	105,000	84,425
AutoZone, Inc. Senior Notes 3.13% due 04/18/2024	65,000	64,729
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	48,692
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	25,000	24,541
O’Reilly Automotive, Inc. Senior Notes 3.90% due 06/01/2029	95,000	91,796

		314,183

Retail-Automobile — 0.0%
Carvana Co. Senior Notes 10.25% due 05/01/2030*	145,000	142,644

Retail-Discount — 0.0%
Walmart, Inc. Senior Notes 3.30% due 04/22/2024	150,000	151,328

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.38% due 03/15/2023	65,000	64,994

Schools — 0.1%
Georgetown University Notes 4.32% due 04/01/2049	50,000	47,493
Northwestern University Bonds 2.64% due 12/01/2050	75,000	57,718
Stanford University Notes 1.29% due 06/01/2027	70,000	62,845
University of Southern California Senior Notes 2.95% due 10/01/2051	400,000	325,978

		494,034

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	29,000	28,425

Software Tools — 0.0%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	205,000	183,904

Steel-Producers — 0.0%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	50,000	44,632
Nucor Corp. Senior Notes 3.95% due 05/01/2028	35,000	34,909

		79,541

Telephone-Integrated — 0.2%
AT&T, Inc. Senior Notes 1.65% due 02/01/2028	125,000	109,307
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	280,000	233,351
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	130,000	108,278

AT&T, Inc. Senior Notes 3.80% due 12/01/2057	64,000	51,365
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	113,000	91,693
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	490,000	371,620
Verizon Communications, Inc. Senior Notes 2.99% due 10/30/2056	35,000	24,958
Verizon Communications, Inc. Senior Notes 3.15% due 03/22/2030	150,000	137,532

		1,128,104

Tobacco — 0.1%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	115,000	109,639
Altria Group, Inc. Company Guar. Notes 5.80% due 02/14/2039	60,000	59,534
BAT Capital Corp. Company Guar. Notes 4.39% due 08/15/2037	240,000	204,664

		373,837

Toys — 0.1%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	45,000	44,528
Hasbro, Inc. Senior Notes 3.55% due 11/19/2026	310,000	302,953

		347,481

Transport-Equipment & Leasing — 0.0%
GATX Corp. Senior Notes 4.35% due 02/15/2024	60,000	60,820

Transport-Rail — 0.0%
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 04/01/2045	25,000	23,593
Burlington Northern Santa Fe LLC Senior Notes 4.15% due 12/15/2048	25,000	23,917
CSX Corp. Senior Notes 4.30% due 03/01/2048	25,000	23,874
Kansas City Southern Company Guar. Notes 2.88% due 11/15/2029	70,000	63,916
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	110,000	89,234

		224,534

Total U.S. Corporate Bonds & Notes (cost $32,967,365)		29,134,962

FOREIGN CORPORATE BONDS & NOTES — 1.6%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	125,000	124,840

Banks-Commercial — 0.3%
Banque Federative du Credit Mutuel SA Senior Notes 2.13% due 11/21/2022*	200,000	199,747
Danske Bank A/S Senior Notes 1.23% due 06/22/2024*	245,000	231,310
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	70,000	69,379
Royal Bank of Canada Senior Notes 2.30% due 11/03/2031	385,000	328,243
Santander UK Group Holdings PLC Senior Notes 1.67% due 06/14/2027	300,000	266,434
Standard Chartered PLC Senior Notes 1.82% due 11/23/2025*	210,000	196,560
Standard Chartered PLC Senior Notes 2.61% due 01/12/2028*	200,000	180,973
Svenska Handelsbanken AB Senior Notes 1.42% due 06/11/2027*	250,000	225,590
Toronto-Dominion Bank Senior Notes 1.15% due 06/12/2025	280,000	259,787

		1,958,023

Beverages-Non-alcoholic — 0.0%
Coca-Cola Europacific Partners PLC Senior Notes 1.50% due 01/15/2027*	200,000	179,033

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	2,000	1,995

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	200,000	179,349

Vodafone Group PLC Senior Notes 4.88% due 06/19/2049	60,000	57,538

		236,887

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	50,000	48,870

Coffee — 0.1%
JDE Peet’s NV Company Guar. Notes 1.38% due 01/15/2027*	260,000	226,980

Commercial Services-Finance — 0.0%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	200,000	180,730

Diversified Banking Institutions — 0.5%
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	182,774
Barclays PLC Senior Notes 2.28% due 11/24/2027	200,000	180,101
Barclays PLC Senior Notes 2.85% due 05/07/2026	225,000	216,049
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	215,000	200,701
BNP Paribas SA Senior Notes 2.87% due 04/19/2032*	200,000	169,870
Credit Suisse Group AG Senior Notes 4.19% due 04/01/2031*	250,000	231,906
Lloyds Banking Group PLC Senior Notes 1.33% due 06/15/2023	220,000	219,571
Mitsubishi UFJ Financial Group, Inc. Senior Notes 1.54% due 07/20/2027	220,000	196,807
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	200,000	191,871
NatWest Markets PLC Senior Notes 0.80% due 08/12/2024*	200,000	187,263
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	200,000	197,944
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	55,000	55,515
UBS Group AG Senior Notes 1.36% due 01/30/2027*	260,000	233,454
UBS Group AG Senior Notes 3.18% due 02/11/2043*	200,000	157,525

		2,621,351

Diversified Minerals — 0.0%
Anglo American Capital PLC Company Guar. Notes 2.63% due 09/10/2030*	200,000	170,203

Electric-Integrated — 0.0%
Enel Finance International NV Company Guar. Notes 1.88% due 07/12/2028*	200,000	175,002

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	10,000	9,409

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 2.45% due 10/29/2026	150,000	133,579
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	150,862
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	30,000	29,401
Avolon Holdings Funding, Ltd. Company Guar. Notes 5.25% due 05/15/2024*	75,000	75,391

		389,233

Food-Confectionery — 0.1%
Mondelez International Holdings Netherlands BV Company Guar. Notes 1.25% due 09/24/2026*	350,000	315,166

Medical-Drugs — 0.0%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	20,000	19,956
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	220,000	185,029

		204,985

Medical-Generic Drugs — 0.0%
Perrigo Finance Unlimited Co. Company Guar. Notes 4.38% due 03/15/2026	200,000	193,359

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.15% due 01/14/2030*	200,000	180,749

Non-Hazardous Waste Disposal — 0.1%
Waste Connections, Inc. Senior Notes 2.20% due 01/15/2032	145,000	122,772
Waste Connections, Inc. Senior Notes 3.20% due 06/01/2032	135,000	122,845

		245,617

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	125,000	125,216
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 07/15/2030	70,000	62,490
Canadian Natural Resources, Ltd. Senior Notes 6.25% due 03/15/2038	25,000	27,570
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	25,000	23,520
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	55,000	54,191

		292,987

Oil Companies-Integrated — 0.1%
BP Capital Markets PLC Company Guar. Notes 3.28% due 09/19/2027	75,000	72,690
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	325,000	324,157
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	35,000	34,352
Total Capital International SA Company Guar. Notes 2.43% due 01/10/2025	155,000	151,314
TotalEnergies Capital International SA Company Guar. Bonds 2.99% due 06/29/2041	105,000	86,468

		668,981

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	185,500

Pipelines — 0.1%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	125,000	126,220
Enbridge, Inc. Company Guar. Notes 5.50% due 12/01/2046	113,000	122,228
TransCanada PipeLines, Ltd. Senior Notes 2.50% due 08/01/2022	25,000	25,051

		273,499

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	100,000	84,770

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	210,000	206,382

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 1.75% due 12/02/2026	100,000	91,847

Total Foreign Corporate Bonds & Notes (cost $10,115,565)		9,266,398

U.S. GOVERNMENT AGENCIES — 0.2%
Federal Home Loan Mtg. Corp. — 0.1%
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2021-DNA2, Class M1 1.09% (SOFR30A+0.80%) due 08/25/2033*(3)	31,131	30,940
Series 2021-DNA7, Class M1 1.14% (SOFR30A+0.85%) due 11/25/2041*(3)	145,000	142,474
Series 2018-HQA1, Class M2AS 1.77% (1 ML+1.10%) due 09/25/2030(3)	43,253	43,286
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS Series 2021-HQA1, Class M1 0.99% (SOFR30A+0.70%) due 08/25/2033*(3)	10,677	10,637
Series 2020-DNA6, Class M1 1.19% (SOFR30A+0.90%) due 12/25/2050*(3)	2,026	2,023
Series 2021-DNA6, Class M2 1.79% (SOFR30A+1.50%) due 10/25/2041*(3)	100,000	96,402
Series 2022-DNA3, Class M1A 2.25% (SOFR30A+2.00%) due 04/25/2042*(3)	190,000	190,000
Series 2021-DNA3, Class M2 2.39% (SOFR30A+2.10%) due 10/25/2033*(3)	50,000	48,685
Series 2022-HQA1, Class M1A 2.39% (SOFR30A +2.10%) due 03/25/2042*(3)	156,407	156,582

		721,029

Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2022-R01, Class 1M1 1.29% (SOFR30A+1.00%) due 12/25/2041*(3)	51,295	50,703

Government National Mtg. Assoc. — 0.1%
2.50% due 12/20/2051	34,322	31,980
2.50% due May 30 TBA	30,000	27,888
3.00% due 06/20/2032	9,478	9,279
3.00% due 01/20/2035	6,211	6,083
3.00% due 05/20/2035	1,706	1,671
3.00% due 10/20/2049	1,090	1,036
3.00% due 01/20/2050	2,406	2,288
3.00% due 02/20/2050	2,244	2,129
3.00% due 03/20/2050	573	545
3.00% due 05/20/2050	10,294	9,726
3.00% due 04/20/2051	5,258	5,045
3.50% due 09/20/2049	3,552	3,520
3.50% due 10/20/2049	1,973	1,945
3.50% due 01/20/2050	6,806	6,753
3.50% due 02/20/2050	5,161	5,118
3.50% due May 30 TBA	25,000	24,488
4.50% due 02/20/2046	4,064	4,280
4.50% due 08/20/2047	4,274	4,455
5.00% due 12/20/2048	5,615	5,826
5.50% due 03/20/2049	1,258	1,325
Government National Mtg. Assoc. REMIC FRS Series 2019-78, Class FB 0.99% (1 ML+0.40%) due 06/20/2049(3)	18,052	18,023

		173,403

Total U.S. Government Agencies (cost $958,204)		945,135

U.S. GOVERNMENT TREASURIES — 10.7%
United States Treasury Bonds — 3.8%
1.13% due 05/15/2040	1,205,000	870,895
1.13% due 08/15/2040	408,000	293,393
1.25% due 05/15/2050	184,000	123,280
1.38% due 11/15/2040	370,000	277,645
1.38% due 08/15/2050	1,033,000	714,465
1.63% due 11/15/2050	340,000	251,109
1.75% due 08/15/2041	1,130,000	897,820
1.88% due 02/15/2041	4,540,000	3,716,593
1.88% due 02/15/2051	2,813,000	2,215,238
1.88% due 11/15/2051	822,000	647,582
2.00% due 11/15/2041	675,000	560,145
2.00% due 02/15/2050	1,533,000	1,242,748
2.00% due 08/15/2051	1,328,000	1,078,170
2.25% due 05/15/2041	322,000	279,750
2.25% due 08/15/2046	102,000	86,429
2.25% due 08/15/2049	755,000	648,120
2.25% due 02/15/2052	1,630,000	1,405,875
2.38% due 02/15/2042	2,185,000	1,935,773
2.38% due 11/15/2049	100,000	88,324
2.38% due 05/15/2051	746,000	659,744
2.50% due 02/15/2045	99,500	88,368
2.50% due 05/15/2046	50,200	44,670
2.75% due 08/15/2047(7)	380,000	356,577
2.88% due 08/15/2045	52,000	49,430
2.88% due 11/15/2046	59,000	56,386
2.88% due 05/15/2049	90,000	87,659
3.00% due 11/15/2045	77,500	75,402
3.00% due 02/15/2047	21,000	20,538
3.00% due 05/15/2047	83,200	81,504
3.00% due 08/15/2048	385,500	380,832
3.00% due 02/15/2049	115,000	114,605
3.13% due 11/15/2041	305,000	303,642
3.13% due 05/15/2048	180,500	182,770
3.38% due 05/15/2044	57,000	58,703
3.38% due 11/15/2048	30,000	31,871
3.50% due 02/15/2039	1,765,000	1,881,724
3.63% due 02/15/2044	61,000	65,270
3.88% due 08/15/2040	630,000	698,562

		22,571,611

United States Treasury Notes — 6.9%
0.13% due 01/31/2023	4,170,000	4,116,572
0.13% due 08/31/2023	400,000	387,937
0.25% due 05/31/2025	3,600,000	3,321,141
0.25% due 08/31/2025	3,135,000	2,871,097
0.38% due 04/30/2025	4,085,000	3,793,625
0.38% due 11/30/2025	500,000	456,797
0.38% due 12/31/2025	600,000	547,078
0.38% due 01/31/2026	3,615,000	3,288,238
0.63% due 05/15/2030	175,000	146,597
0.75% due 03/31/2026	35,000	32,186
0.75% due 08/31/2026	5,715,000	5,209,580
0.88% due 06/30/2026	2,075,000	1,908,108
1.25% due 08/15/2031	2,725,000	2,363,086
1.50% due 10/31/2024	80,000	77,437
1.50% due 11/30/2024	990,000	957,167
1.63% due 05/15/2031	95,000	85,496
1.88% due 02/28/2027	4,365,000	4,161,414
1.88% due 02/15/2032	325,000	297,172
2.00% due 05/31/2024	2,470,000	2,433,915
2.50% due 01/31/2024	0	0
2.63% due 02/28/2023	1,160,000	1,166,208
2.75% due 08/31/2023	1,180,000	1,184,794
2.88% due 04/30/2025	2,085,000	2,084,511

		40,890,156

Total U.S. Government Treasuries (cost $69,818,492)		63,461,767

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 2.57% due 04/01/2031	250,000	229,773
California State University Revenue Bonds 2.80% due 11/01/2041	350,000	273,100

Central Texas Regional Mobility Authority Revenue Bonds 3.17% due 01/01/2041	200,000	165,865
Central Texas Turnpike System Revenue Bonds Series C 3.03% due 08/15/2041	105,000	84,604
Chicago O’Hare International Airport Revenue Bonds Series B 6.40% due 01/01/2040	50,000	62,449
City of Houston TX Airport System Revenue Revenue Bonds Series C 2.39% due 07/01/2031	30,000	26,394
City of Los Angeles Department of Airports Revenue Bonds 6.58% due 05/15/2039	265,000	307,013
City of Los Angeles Wastewater System Revenue Bonds 5.81% due 06/01/2040	245,000	289,683
County of Cook, IL General Obligation Bonds 6.23% due 11/15/2034	160,000	188,584
County of Miami-Dade, FL Transit System Revenue Bonds Series B 5.62% due 07/01/2040	25,000	28,711
County of Washoe NV Revenue Bonds 7.97% due 02/01/2040	40,000	54,324
Dallas Fort Worth International Airport Revenue Bonds 2.84% due 11/01/2046	310,000	250,432
Dallas/Fort Worth International Airport Revenue Bonds Series C 3.09% due 11/01/2040	135,000	116,599
Dallas/Fort Worth International Airport Revenue Bonds Series A 2.99% due 11/01/2038	60,000	53,193
Denver Schools Certificate Participation Series B 4.24% due 12/15/2037	25,000	25,015
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	145,000	128,059
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	80,000	65,627
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	30,000	25,630
Illinois Municipal Electric Agency Revenue Bonds 6.83% due 02/01/2035	95,000	110,364
Los Angeles County Public Works Financing Authority Revenue Bonds 7.49% due 08/01/2033	50,000	61,962
Maryland Stadium Authority Revenue Bonds Series C 2.36% due 05/01/2035	170,000	144,394
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds 3.24% due 07/01/2052	265,000	221,512
Metropolitan Transportation Authority Revenue Bonds 5.87% due 11/15/2039	10,000	11,217
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	50,000	58,866
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	40,000	35,412
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	47,000	58,689
New York State Dormitory Authority Revenue Bonds Series B 4.85% due 07/01/2048	100,000	103,766
Public Finance Authority Revenue Bonds 3.41% due 07/01/2051	230,000	193,782
Rutgers The State University of New Jersey Revenue Bonds 5.67% due 05/01/2040	50,000	57,216

San Francisco City & County Airport Commission-San Francisco International Airport Revenue Bonds Series Series C 3.35% due 05/01/2051	175,000	138,622
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	5,000	4,631
State of California General Obligation Bonds 7.63% due 03/01/2040	50,000	68,959
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	125,000	118,008
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds 3.92% due 12/31/2049	115,000	104,097
University of California Revenue Bonds 5.77% due 05/15/2043	20,000	23,362
Utah State Transit Authority Revenue Bonds Series B 3.44% due 12/15/2042	130,000	114,427
Virginia Commonwealth University Health System Authority Revenue Bonds Series A 4.96% due 01/01/2044	25,000	26,873
Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	100,000	89,160

Total Municipal Bonds & Notes (cost $4,725,770)		4,120,374

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Regional Authority — 0.0%
Province of Manitoba, Canada Senior Notes 2.60% due 04/16/2024	86,000	85,628
Province of New Brunswick, Canada Senior Notes 3.63% due 02/24/2028	25,000	25,572
Province of Ontario, Canada Senior Notes 2.20% due 10/03/2022	75,000	75,163

		186,363

Sovereign — 0.1%
Republic of Panama Senior Notes 3.30% due 01/19/2033	350,000	304,707
United Mexican States Senior Notes 2.66% due 05/24/2031	200,000	169,000
United Mexican States Senior Notes 3.50% due 02/12/2034	230,000	194,644

		668,351

Total Foreign Government Obligations (cost $964,912)		854,714

RIGHTS† — 0.0%
Medical Products — 0.0%
Pulse Biosciences, Inc. Expires 05/23/2022 (cost $0)	2,800	0

Total Long-Term Investment Securities (cost $575,278,314)		576,992,731

SHORT-TERM INVESTMENT SECURITIES — 3.4%
Registered Investment Companies — 3.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(8)	20,429,086	20,429,086
T. Rowe Price Treasury Reserve Fund 0.31%(8)	103	103

Total Short-Term Investment Securities (cost $20,429,189)		20,429,189

TOTAL INVESTMENTS (cost $595,707,503)	100.3%	597,421,920
Liabilities in excess of other assets	(0.3)	(1,655,031)

NET ASSETS	100.0%	$595,766,889

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $16,252,506 representing 2.7% of net assets.

(1)	Securities classified as Level 3 (see Note 1).

(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
ANT International Co., Ltd., Class C	06/07/2018	2,514	$9,582	$7,165	$2.85	0.00%
Canva, Inc.	08/16/2021	11	18,746
	11/04/2021	22	37,505
	12/17/2021	9	15,337

		42	71,588	57,330	1,365.00	0.01
Gusto, Inc.	10/04/2021	775	22,311	22,283	28.75	0.00
Rivian Automotive, Inc., Lock-up shares	01/19/2021	3,494	128,754
	11/11/2021	2,991	198,921

		6,485	327,675	186,301	28.73	0.03
Convertible Preferred Securities
Canva, Inc., Series A	11/04/2021	2	3,410	2,730	1,365.00	0.00
Databricks, Inc., Series G	02/01/2021	100	17,737	16,588	165.88	0.00
Databricks, Inc., Series H	08/31/2021	286	63,049	47,442	165.88	0.01
Gusto, Inc., Series E	07/13/2021	1,028	31,246	31,246	30.39	0.01

				$371,085		0.06%

(3)	Collateralized Mortgage Obligation
(4)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(5)	Commercial Mortgage Backed Security
(6)	Collateralized Loan Obligation
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The rate shown is the 7-day yield as of April 30, 2022.

ADR — American Depositary Receipt
ASE — Australian Stock Exchange
CDI — Chess Depositary Interest
CLO — Collateralized Loan Obligation
CVR — Contingent Value Rights
LSE — London Stock Exchange
NASDAQ — National Association of Securities Dealers Automated Quotations
REMIC — Real Estate Mortgage Investment Conduit
RSP — Risparmio Shares-Savings Shares on the Italian Stock Exchange
SDR — Swedish Depositary Receipt
TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.
XAMS — Euronext Amsterdam Stock Exchange
FRS — Floating Rate Security
VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates as of April 30, 2022 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML — 1 Month USD LIBOR

3ML — 3 Month USD LIBOR

SOFR30A — Secured Overnight Financing Rate 30 day average

TSFR1M — Term Secured Overnight Financing Rate 1 Month

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
1	Short	U.S. 10 Year Ultra	June 2022	$129,983	$129,000	$983

						Unrealized (Depreciation)
22	Long	U.S. Treasury 5 Year Notes	June 2022	$2,499,511	$2,478,781	$(20,730)
1	Long	U.S. Treasury 10 Year Notes	June 2022	120,420	119,156	(1,264)
1	Long	U.S. Ultra Bonds	June 2022	183,533	160,438	(23,095)

						$(45,089)

		Net Unrealized Appreciation (Depreciation)				$(44,106)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2022(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	06/20/2027	0.8357%	$5,500	$76,176	$(34,236)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto-Cars/Light Trucks	$6,910,485	$186,301		$—	$7,096,786
Computer Graphics	—	—		57,330	57,330
Diversified Financial Services	—	—		7,165	7,165
Enterprise Software/Service	4,921,766	—		22,283	4,944,049
Medical-Bimedical/Gene	2,988,443	—		0	2,988,443
Other Industries	358,648,285	89,088,139	**	—	447,736,424
Convertible Preferred Securities:
Computer Graphics	—	—		2,730	2,730
Decision Support Software	—	—		64,030	64,030
Enterprise Software/Service	—	—		31,246	31,246
Other Industries	87,639	—		—	87,639
Asset Backed Securities	—	6,193,539		—	6,193,539
U.S. Corporate Bonds & Notes	—	29,134,962		—	29,134,962
Foreign Corporate Bonds & Notes	—	9,266,398		—	9,266,398
U.S. Government Agencies	—	945,135		—	945,135
U.S. Government Treasuries	—	63,461,767		—	63,461,767
Municipal Bonds & Notes	—	4,120,374		—	4,120,374
Foreign Government Obligations	—	854,714		—	854,714
Rights	—	0		—	0
Short-Term Investment Securities	20,429,189	—		—	20,429,189

Total Investments at Value	$393,985,807	$203,251,329		$184,784	$597,421,920

Other Financial Instruments:†
Futures Contracts	$983	$—		$—	$983

LIABILITIES:
Other Financial Instruments:†
Centrally Cleared Credit Default Swaps on Credit Indices—Sell Protection	$—	$34,236		$—	$34,236
Futures Contracts	45,089	—		—	45,089

Total Other Financial Instruments	$45,089	$34,236		$—	$79,325

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA T. Rowe Price VCP Balanced Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
COMMON STOCKS — 56.3%
Advertising Agencies — 0.1%
WPP PLC	151,715	$1,881,760

Advertising Services — 0.0%
Stroeer SE & Co. KGaA	11,126	670,018

Aerospace/Defense — 0.1%
Boeing Co.†	4,790	712,944
Raytheon Technologies Corp.	699	66,342
Teledyne Technologies, Inc.†	1,342	579,140
TransDigm Group, Inc.†	195	115,988

		1,474,414

Aerospace/Defense-Equipment — 0.2%
L3Harris Technologies, Inc.	8,581	1,993,023
Safran SA	11,588	1,233,282

		3,226,305

Agricultural Biotech — 0.0%
Corteva, Inc.	5,480	316,141

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	2,592	250,984
Nutrien, Ltd.	16,417	1,612,970

		1,863,954

Airlines — 0.1%
Delta Air Lines, Inc.†	12,128	521,868
Southwest Airlines Co.†	15,011	701,314
United Airlines Holdings, Inc.†	4,278	216,039

		1,439,221

Apparel Manufacturers — 0.1%
Kering SA	2,128	1,130,294
Samsonite International SA†*	282,600	620,175

		1,750,469

Applications Software — 3.0%
Confluent, Inc., Class A†	7,095	221,648
Intuit, Inc.	8,245	3,452,594
Microsoft Corp.	130,875	36,320,430
Roper Technologies, Inc.	4,092	1,922,912
ServiceNow, Inc.†	7,823	3,740,176

		45,657,760

Athletic Equipment — 0.0%
Peloton Interactive, Inc., Class A†	6,192	108,732

Athletic Footwear — 0.2%
NIKE, Inc., Class B	20,036	2,498,489

Audio/Video Products — 0.2%
Panasonic Holdings Corp.	152,100	1,355,697
Sony Group Corp.	22,000	1,890,932

		3,246,629

Auto-Cars/Light Trucks — 1.2%
Ferrari NV	825	173,035
General Motors Co.†	3,375	127,946
Honda Motor Co., Ltd.	22,700	596,048
Rivian Automotive, Inc. Lock-up shares†(2)	23,295	669,219
Suzuki Motor Corp.	29,100	872,843
Tesla, Inc.†	12,875	11,211,035
Toyota Motor Corp.	235,700	4,016,319

		17,666,445

Auto-Heavy Duty Trucks — 0.1%
Cummins, Inc.	3,636	687,895
PACCAR, Inc.	8,900	739,145

		1,427,040

Auto/Truck Parts & Equipment-Original — 0.3%
Aptiv PLC†	609	64,797
Autoliv, Inc. SDR	13,389	991,053
Denso Corp.	19,000	1,159,491
Magna International, Inc.	35,425	2,135,065
Stanley Electric Co., Ltd.	34,900	600,832

		4,951,238

Banks-Commercial — 1.1%
Australia & New Zealand Banking Group, Ltd.	66,536	1,262,914
Citizens Financial Group, Inc.	2,569	101,219
DBS Group Holdings, Ltd.	47,700	1,155,350
DNB Bank ASA	139,481	2,722,796
Erste Group Bank AG	20,369	629,230
ING Groep NV	238,104	2,228,225
Intesa Sanpaolo SpA	373,498	751,119
National Bank of Canada	36,854	2,573,885
Signature Bank	1,820	440,895
Standard Chartered PLC	101,846	697,710
Sumitomo Mitsui Trust Holdings, Inc.	27,000	836,431
SVB Financial Group†	737	359,391
Svenska Handelsbanken AB, Class A	149,166	1,503,636
United Overseas Bank, Ltd.	98,700	2,115,253

		17,378,054

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp.	4,949	208,155
State Street Corp.	23,340	1,563,080

		1,771,235

Banks-Super Regional — 0.2%
Fifth Third Bancorp	15,739	590,685
Huntington Bancshares, Inc.	52,159	685,891
PNC Financial Services Group, Inc.	1,358	225,564
Wells Fargo & Co.	43,658	1,904,798

		3,406,938

Beverages-Non-alcoholic — 0.8%
Coca-Cola Co.	85,379	5,516,337
Keurig Dr Pepper, Inc.	99,721	3,729,565
Monster Beverage Corp.†	11,664	999,372
PepsiCo, Inc.	8,337	1,431,546

		11,676,820

Beverages-Wine/Spirits — 0.2%
Diageo PLC	48,876	2,422,055

Brewery — 0.1%
Constellation Brands, Inc., Class A	3,628	892,814
Kirin Holdings Co., Ltd.	56,500	829,723

		1,722,537

Building & Construction Products-Misc. — 0.0%
ROCKWOOL International A/S, Class B	210	58,928
Sika AG	172	52,302

		111,230

Building Products-Cement — 0.1%
Martin Marietta Materials, Inc.	1,206	427,189

Vulcan Materials Co.	2,310	397,990

		825,179

Building-Heavy Construction — 0.0%
Cellnex Telecom SA*	1,852	86,567

Building-Residential/Commercial — 0.1%
NVR, Inc.†	64	280,078
Persimmon PLC	48,128	1,255,203

		1,535,281

Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A†	2,362	1,012,093
Comcast Corp., Class A	19,480	774,525
Liberty Broadband Corp., Class C†	1,745	195,126

		1,981,744

Casino Hotels — 0.1%
Las Vegas Sands Corp.†	6,778	240,144
MGM Resorts International	7,319	300,372
Wynn Resorts, Ltd.†	2,090	147,303

		687,819

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	15,344	1,889,460
Vodafone Group PLC ADR	120,348	1,828,086

		3,717,546

Chemicals-Diversified — 0.4%
Asahi Kasei Corp.	137,300	1,129,901
BASF SE	23,232	1,234,956
Covestro AG*	22,424	976,493
FMC Corp.	2,528	335,061
Johnson Matthey PLC	51,445	1,419,525
Quaker Chemical Corp.	95	15,458
Sociedad Quimica y Minera de Chile SA ADR	2,787	205,681
Tosoh Corp.	12,200	168,141

		5,485,216

Chemicals-Specialty — 0.3%
Albemarle Corp.	2,289	441,388
Element Solutions, Inc.	3,539	72,974
International Flavors & Fragrances, Inc.	21,838	2,648,950
Koninklijke DSM NV	219	36,680
Shin-Etsu Chemical Co., Ltd.	300	41,361
Umicore SA	24,166	932,952

		4,174,305

Coatings/Paint — 0.3%
Akzo Nobel NV	21,185	1,827,838
RPM International, Inc.	5,002	414,666
Sherwin-Williams Co.	9,634	2,648,965

		4,891,469

Commercial Services — 0.2%
Amadeus IT Group SA†	15,360	957,746
Cintas Corp.	562	223,260
Quanta Services, Inc.	542	62,861
TechnoPro Holdings, Inc.	55,700	1,394,168

		2,638,035

Commercial Services-Finance — 0.4%
Adyen NV†*	519	868,006
Affirm Holdings, Inc.†	6,426	184,426
Block, Inc., Class A†	7,647	761,182
FleetCor Technologies, Inc.†	3,712	926,218
Global Payments, Inc.	6,872	941,327
MarketAxess Holdings, Inc.	415	109,398
PayPal Holdings, Inc.†	12,409	1,091,123
S&P Global, Inc.	3,185	1,199,153
TransUnion	4,689	410,381

		6,491,214

Communications Software — 0.1%
Zoom Video Communications, Inc., Class A†	6,787	675,782

Computer Aided Design — 0.2%
Cadence Design Systems, Inc.†	1,391	209,832
Synopsys, Inc.†	10,272	2,945,907

		3,155,739

Computer Data Security — 0.1%
Crowdstrike Holdings, Inc., Class A†	1,166	231,754
Fortinet, Inc.†	4,579	1,323,377

		1,555,131

Computer Graphics — 0.0%
Canva, Inc.†.(1)(2)	120	163,800

Computer Services — 0.5%
Accenture PLC, Class A	7,182	2,157,186
Cognizant Technology Solutions Corp., Class A	14,035	1,135,431
Leidos Holdings, Inc.	631	65,315
NTT Data Corp.	165,600	3,051,945
Teleperformance	3,831	1,369,740

		7,779,617

Computer Software — 0.1%
Citrix Systems, Inc.	413	41,341
Datadog, Inc., Class A†	3,209	387,583
HashiCorp, Inc., Class A†	2,005	94,395
MongoDB, Inc.†	2,879	1,021,844
Snowflake, Inc., Class A†	2,179	373,568

		1,918,731

Computers — 2.0%
Apple, Inc.	192,265	30,310,577

Computers-Memory Devices — 0.0%
Pure Storage, Inc., Class A†	11,085	324,790

Consulting Services — 0.1%
Worley, Ltd.	156,152	1,522,064

Consumer Products-Misc. — 0.0%
Kimberly-Clark Corp.	1,981	275,022

Containers-Metal/Glass — 0.0%
Ball Corp.	6,032	489,557
Verallia SA*	2,539	69,225

		558,782

Containers-Paper/Plastic — 0.2%
Amcor PLC CDI	85,314	1,008,794
Ardagh Metal Packaging SA†	1,566	11,166
Mayr-Melnhof Karton AG	277	48,856

Packaging Corp. of America	4,044	651,771
Sealed Air Corp.	8,017	514,771
WestRock Co.	9,569	473,953

		2,709,311

Cosmetics & Toiletries — 0.9%
Estee Lauder Cos., Inc., Class A	2,137	564,296
L’Oreal SA	6,629	2,411,634
Pola Orbis Holdings, Inc.	14,000	161,843
Procter & Gamble Co.	34,538	5,545,076
Unilever PLC	106,702	4,956,098

		13,638,947

Data Processing/Management — 0.3%
DocuSign, Inc.†	4,200	340,200
Fidelity National Information Services, Inc.	7,980	791,217
Fiserv, Inc.†	33,877	3,317,236

		4,448,653

Decision Support Software — 0.0%
MSCI, Inc.	686	288,978

Diagnostic Equipment — 0.9%
Danaher Corp.	26,040	6,539,425
PerkinElmer, Inc.	8,878	1,301,604
Thermo Fisher Scientific, Inc.	11,315	6,256,290

		14,097,319

Diagnostic Kits — 0.0%
Hologic, Inc.†	4,590	330,434

Dialysis Centers — 0.1%
Fresenius SE & Co. KGaA	43,063	1,535,319

Diamonds/Precious Stones — 0.0%
Alrosa PJSC†(1)(2)	121,860	0

Disposable Medical Products — 0.0%
Teleflex, Inc.	1,883	537,822

Distribution/Wholesale — 0.1%
Bunzl PLC	26,971	1,044,580
Toromont Industries, Ltd.	1,795	158,017

		1,202,597

Diversified Banking Institutions — 1.3%
Bank of America Corp.	99,145	3,537,494
BNP Paribas SA	26,004	1,333,647
Citigroup, Inc.	18,752	904,034
Goldman Sachs Group, Inc.	8,931	2,728,331
JPMorgan Chase & Co.	48,798	5,824,529
Lloyds Banking Group PLC	2,417,266	1,362,819
Macquarie Group, Ltd.	11,029	1,580,474
Mitsubishi UFJ Financial Group, Inc.	222,800	1,294,882
Morgan Stanley	19,289	1,554,500

		20,120,710

Diversified Financial Services — 0.0%
ANT International Co., Ltd., Class C†(1)(2)	84,481	240,771

Diversified Manufacturing Operations — 0.9%
ALS, Ltd.	29,637	268,335
Eaton Corp. PLC	3,240	469,865
General Electric Co.	73,640	5,489,862
Parker-Hannifin Corp.	1,397	378,336
Siemens AG	48,427	6,023,592
Textron, Inc.	7,674	531,424
Trane Technologies PLC	4,651	650,628

		13,812,042

Diversified Minerals — 0.3%
BHP Group, Ltd. (ASX)	63,152	2,122,590
BHP Group, Ltd. (LSE)	77,147	2,593,806

		4,716,396

Drug Delivery Systems — 0.5%
Becton Dickinson & Co.	29,683	7,337,341
DexCom, Inc.†	1,217	497,242
Embecta Corp.†	893	27,174

		7,861,757

E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	3,131	303,989
Amazon.com, Inc.†	9,824	24,418,829
ASOS PLC†	37,359	647,541
Coupang, Inc.†	9,190	118,275
JD.com, Inc., Class A†	1,447	45,104
Sea, Ltd. ADR†	16,929	1,401,044
THG PLC†	49,739	65,459

		27,000,241

E-Commerce/Services — 0.2%
Airbnb, Inc., Class A†	349	53,470
Booking Holdings, Inc.†	1,094	2,418,079
DoorDash, Inc., Class A†	11,091	903,140
Opendoor Technologies, Inc.†	42,713	298,564

		3,673,253

E-Marketing/Info — 0.1%
CyberAgent, Inc.	121,300	1,289,382

Electric Products-Misc. — 0.1%
Legrand SA	14,791	1,305,635

Electric-Distribution — 0.5%
National Grid PLC	139,799	2,078,555
Sempra Energy	37,638	6,073,268

		8,151,823

Electric-Generation — 0.2%
Electric Power Development Co., Ltd.	45,800	630,097
Engie SA	202,823	2,382,525

		3,012,622

Electric-Integrated — 1.5%
Ameren Corp.	9,746	905,403
American Electric Power Co., Inc.	26,378	2,614,324
CMS Energy Corp.	15,548	1,067,992
Dominion Energy, Inc.	48,005	3,919,128
DTE Energy Co.	7,137	935,232
Enel SpA	9,834	63,558
Iberdrola SA	4,739	54,147
NextEra Energy, Inc.	25,097	1,782,389
PG&E Corp.†	128,583	1,626,575
Southern Co.	92,591	6,795,253
WEC Energy Group, Inc.	5,482	548,474

Xcel Energy, Inc.	42,938	3,145,638

		23,458,113

Electronic Components-Misc. — 0.2%
Hubbell, Inc.	3,394	663,052
Murata Manufacturing Co., Ltd.	29,300	1,754,210

		2,417,262

Electronic Components-Semiconductors — 1.6%
Advanced Micro Devices, Inc.†	54,892	4,694,364
Broadcom, Inc.	8,997	4,987,847
Hamamatsu Photonics KK	25,800	1,159,862
Marvell Technology, Inc.	12,142	705,207
Monolithic Power Systems, Inc.	1,534	601,696
NVIDIA Corp.	41,427	7,683,466
Samsung Electronics Co., Ltd.	62,870	3,340,542
Texas Instruments, Inc.	9,601	1,634,570

		24,807,554

Electronic Connectors — 0.0%
Amphenol Corp., Class A	163	11,654
TE Connectivity, Ltd.	4,414	550,779

		562,433

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	5,207	621,039
Fortive Corp.	5,901	339,308
Trimble, Inc.†	122	8,137

		968,484

Energy-Alternate Sources — 0.0%
Shoals Technologies Group, Inc., Class A†	4,785	47,754

Engineering/R&D Services — 0.0%
Jacobs Engineering Group, Inc.	1,306	180,946

Enterprise Software/Service — 0.5%
Atlassian Corp. PLC, Class A†	4,329	973,289
Bill.com Holdings, Inc.†	5,273	900,154
Gusto, Inc†(1)(2)	2,300	66,130
Paycom Software, Inc.†	503	141,580
salesforce.com, Inc.†	18,363	3,230,786
SAP SE	19,448	2,005,926
Veeva Systems, Inc., Class A†	3,660	665,937
Workday, Inc., Class A†	1,649	340,848

		8,324,650

Entertainment Software — 0.0%
Activision Blizzard, Inc.	4,500	340,200
Electronic Arts, Inc.	2,527	298,312

		638,512

Filtration/Separation Products — 0.0%
Alfa Laval AB	2,408	66,835

Finance-Credit Card — 0.9%
Mastercard, Inc., Class A	16,201	5,887,119
Visa, Inc., Class A	35,293	7,521,997

		13,409,116

Finance-Investment Banker/Broker — 0.4%
Charles Schwab Corp.	63,460	4,209,302
Close Brothers Group PLC	28,488	394,643
Tradeweb Markets, Inc., Class A	980	69,766
XP, Inc., Class A†	31,943	786,117

		5,459,828

Finance-Leasing Companies — 0.0%
Mitsubishi HC Capital, Inc.	121,100	544,708

Finance-Mortgage Loan/Banker — 0.1%
Housing Development Finance Corp., Ltd.	43,513	1,251,297

Finance-Other Services — 0.2%
Cboe Global Markets, Inc.	1,418	160,206
CME Group, Inc.	6,671	1,463,217
Intercontinental Exchange, Inc.	6,221	720,454

		2,343,877

Fisheries — 0.0%
Bakkafrost P/F	1,217	83,631

Food-Catering — 0.1%
Compass Group PLC	104,660	2,204,516

Food-Confectionery — 0.3%
Barry Callebaut AG	571	1,315,831
Mondelez International, Inc., Class A	48,919	3,154,297

		4,470,128

Food-Flour & Grain — 0.1%
Wilmar International, Ltd.	584,700	1,870,703

Food-Misc./Diversified — 0.6%
Conagra Brands, Inc.	4,649	162,390
Nestle SA	70,341	9,081,408

		9,243,798

Food-Retail — 0.2%
Seven & i Holdings Co., Ltd.	52,300	2,301,989

Footwear & Related Apparel — 0.0%
Dr. Martens PLC	177,976	468,683

Forestry — 0.0%
West Fraser Timber Co., Ltd. (TSX)	540	47,461
West Fraser Timber Co., Ltd. (NYSE)	768	67,446

		114,907

Gas-Distribution — 0.1%
Beijing Enterprises Holdings, Ltd.	143,500	484,926
NiSource, Inc.	45,486	1,324,552

		1,809,478

Gold Mining — 0.1%
Franco-Nevada Corp.	2,052	310,328
K92 Mining, Inc.†	41,137	293,001
Karora Resources, Inc.†	32,549	167,223
Northern Star Resources, Ltd.	41,829	284,421
Perseus Mining, Ltd.	171,008	235,995
Polyus PJSC.†(1)(2)	428	0
Royal Gold, Inc.	525	68,502
Tietto Minerals, Ltd.†	194,788	71,538
Victoria Gold Corp.†	15,709	171,195
Wesdome Gold Mines, Ltd.†	45,971	469,139

		2,071,342

Hotels/Motels — 0.1%
Hilton Worldwide Holdings, Inc.†	3,737	580,319
Huazhu Group, Ltd. ADR	766	23,164
InterContinental Hotels Group PLC	1,359	86,761
Kyoritsu Maintenance Co., Ltd.	2,300	83,927
Marriott International, Inc., Class A†	3,739	663,747
Whitbread PLC†	1,409	48,844

		1,486,762

Human Resources — 0.1%
Recruit Holdings Co., Ltd.	43,200	1,593,546

Import/Export — 0.2%
Mitsubishi Corp.	43,200	1,449,635
Sumitomo Corp.	94,400	1,497,245

		2,946,880

Industrial Automated/Robotic — 0.1%
Omron Corp.	12,300	728,793
SMC Corp.	1,400	676,685
THK Co., Ltd.	29,700	590,477

		1,995,955

Industrial Gases — 0.4%
Air Liquide SA	11,750	2,028,555
Air Products & Chemicals, Inc.	3,438	804,733
Linde PLC	12,085	3,770,037

		6,603,325

Instruments-Controls — 0.2%
Honeywell International, Inc.	16,440	3,181,304

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	5,375	869,137

Insurance-Life/Health — 0.4%
AIA Group, Ltd.	76,400	746,422
Challenger, Ltd.	123,091	619,308
Equitable Holdings, Inc.	16,291	469,669
Manulife Financial Corp.	72,997	1,427,381
Sun Life Financial, Inc.	54,688	2,720,671
Voya Financial, Inc.	5,927	374,231

		6,357,682

Insurance-Multi-line — 1.6%
Chubb, Ltd.	60,220	12,432,419
Direct Line Insurance Group PLC	254,961	809,790
Hartford Financial Services Group, Inc.	39,702	2,776,361
MetLife, Inc.	8,408	552,237
Ping An Insurance Group Co. of China, Ltd.	93,000	598,075
Sampo Oyj, Class A	52,980	2,552,974
Storebrand ASA	191,318	1,670,385
Zurich Insurance Group AG	5,769	2,623,953

		24,016,194

Insurance-Property/Casualty — 1.0%
Assurant, Inc.	2,577	468,705
AXA SA	139,901	3,703,973
Berkshire Hathaway, Inc., Class B†	8,960	2,892,557
Definity Financial Corp.	13,695	357,340
PICC Property & Casualty Co., Ltd.	1,232,000	1,251,913
Progressive Corp.	10,807	1,160,239
Tokio Marine Holdings, Inc.	41,200	2,223,348
Travelers Cos., Inc.	18,661	3,192,151

		15,250,226

Insurance-Reinsurance — 0.3%
Muenchener Rueckversicherungs-Gesellschaft AG	14,016	3,353,889
RenaissanceRe Holdings, Ltd.	3,747	537,769

		3,891,658

Internet Application Software — 0.1%
Shopify, Inc., Class A†	1,723	735,411

Internet Content-Entertainment — 1.0%
Meta Platforms, Inc., Class A†	59,593	11,946,609
Netflix, Inc.†	6,968	1,326,428
Pinterest, Inc., Class A†	18,938	388,608
Snap, Inc., Class A†	57,663	1,641,089
Spotify Technology SA†	2,786	283,197

		15,585,931

Internet Content-Information/News — 0.1%
Tencent Holdings, Ltd.	30,300	1,421,233

Internet Security — 0.0%
NortonLifeLock, Inc.	14,087	352,738

Investment Companies — 0.1%
Melrose Industries PLC	827,465	1,190,258

Investment Management/Advisor Services — 0.1%
Apollo Global Management, Inc.	3,481	173,215
Blue Owl Capital, Inc.	7,855	93,710
Invesco, Ltd.	5,823	107,027
Julius Baer Group, Ltd.	28,767	1,375,534

		1,749,486

Machinery-Construction & Mining — 0.1%
Caterpillar, Inc.	2,000	421,080
Epiroc AB, Class A	10,518	213,905
Epiroc AB, Class B	5,018	87,034
Metso Outotec Oyj	19,015	160,901
Sandvik AB	13,381	251,602
Weir Group PLC	12,766	244,973

		1,379,495

Machinery-Electrical — 0.1%
Mitsubishi Electric Corp.	189,400	1,990,774

Machinery-Farming — 0.0%
AGCO Corp.	464	59,114
Alamo Group, Inc.	232	29,334
Deere & Co.	457	172,540

		260,988

Machinery-General Industrial — 0.0%
Chart Industries, Inc.†	311	52,503
Otis Worldwide Corp.	5,330	388,237

		440,740

Machinery-Material Handling — 0.1%
KION Group AG	23,719	1,337,661

Machinery-Pumps — 0.0%
Cactus, Inc., Class A	1,652	82,484
Ingersoll Rand, Inc.	11,759	516,926

		599,410

Medical Instruments — 0.3%
Alcon, Inc.	9,732	690,483
Elekta AB, Series B	88,668	592,945
Intuitive Surgical, Inc.†	15,370	3,678,041
Medtronic PLC	2,408	251,299

		5,212,768

Medical Labs & Testing Services — 0.1%
Evotec SE†	25,717	624,623
Laboratory Corp. of America Holdings†	6,056	1,455,136

		2,079,759

Medical Products — 0.6%
Abbott Laboratories	16,801	1,906,913
Align Technology, Inc.†	935	271,066
Cooper Cos., Inc.	543	196,045
Koninklijke Philips NV	61,767	1,620,392
Siemens Healthineers AG*	35,337	1,909,892
STERIS PLC	4,786	1,072,303
Stryker Corp.	8,896	2,146,249
West Pharmaceutical Services, Inc.	470	148,078

		9,270,938

Medical-Biomedical/Gene — 0.2%
Amgen, Inc.	3,713	865,834
Biogen, Inc.†	482	99,986
Genmab A/S†	2,099	740,429
Illumina, Inc.†	485	143,875
Moderna, Inc.†	1,539	206,857
Regeneron Pharmaceuticals, Inc.†	479	315,714
Vertex Pharmaceuticals, Inc.†	1,854	506,550

		2,879,245

Medical-Drugs — 4.1%
AbbVie, Inc.	49,654	7,293,180
Astellas Pharma, Inc.	196,300	2,988,739
AstraZeneca PLC	9,079	1,206,071
AstraZeneca PLC ADR	175,241	11,636,002
Bayer AG	39,716	2,617,789
Bristol-Myers Squibb Co.	38,638	2,908,282
Eli Lilly & Co.	16,180	4,726,663
GlaxoSmithKline PLC ADR	47,307	2,142,061
Ipsen SA	8,014	831,612
Johnson & Johnson	34,499	6,225,690
Merck & Co., Inc.	5,018	445,046
Novartis AG	46,842	4,143,991
Otsuka Holdings Co., Ltd.	36,000	1,208,122
Pfizer, Inc.	13,441	659,550
Roche Holding AG	17,618	6,525,120
Roche Holding AG ADR	13,639	629,849
Sanofi	44,321	4,664,832
Sanofi ADR	15,075	787,669
Zoetis, Inc.	11,595	2,055,214

		63,695,482

Medical-HMO — 1.5%
Anthem, Inc.	13,848	6,950,727
Centene Corp.†	44,102	3,552,416
Humana, Inc.	3,140	1,395,918
Molina Healthcare, Inc.†	1,109	347,616
UnitedHealth Group, Inc.	22,325	11,353,379

		23,600,056

Medical-Hospitals — 0.3%
HCA Healthcare, Inc.	17,998	3,861,471

Medical-Wholesale Drug Distribution — 0.0%
McKesson Corp.	445	137,776

Metal Products-Distribution — 0.0%
Granges AB	3,733	30,511

Metal-Aluminum — 0.0%
Constellium SE†	6,491	108,335
Norsk Hydro ASA	9,049	76,283

		184,618

Metal-Copper — 0.1%
Antofagasta PLC	91,291	1,755,792
ERO Copper Corp.†	2,893	41,594
OZ Minerals, Ltd.	8,501	147,547
Southern Copper Corp.	2,336	145,463

		2,090,396

Metal-Diversified — 0.2%
Anglo American PLC	1,675	74,329
Boliden AB	15,771	689,592
Central Asia Metals PLC.	18,041	60,303
MMC Norilsk Nickel PJSC.†(1)(2)	470	0
Rhyolite Resources, Ltd.†	45,015	18,571
Rio Tinto PLC	4,437	314,725
Rio Tinto, Ltd.	10,511	833,148
South32, Ltd.	411,379	1,370,994

		3,361,662

Metal-Iron — 0.0%
Vale SA	9,392	158,226

Miscellaneous Manufacturing — 0.0%
Knorr-Bremse AG	8,126	585,508

Multimedia — 0.2%
Walt Disney Co.†	20,079	2,241,419

Networking Products — 0.2%
Cisco Systems, Inc.	20,694	1,013,592
Telefonaktiebolaget LM Ericsson, Class B	250,527	2,011,748

		3,025,340

Non-Ferrous Metals — 0.3%
Grupo Mexico SAB de CV, Class B	39,510	185,077
IGO, Ltd.	379,789	3,500,265
NAC Kazatomprom JSC GDR	2,911	82,601

		3,767,943

Non-Hazardous Waste Disposal — 0.1%
Republic Services, Inc.	8,898	1,194,735
Waste Connections, Inc.	4,418	609,551

		1,804,286

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	2,672	482,563

Oil Companies-Exploration & Production — 0.4%
Aker BP ASA	2,065	73,991
Canadian Natural Resources, Ltd.	1,562	96,676

ConocoPhillips	33,497	3,199,633
Devon Energy Corp.	8,223	478,332
EOG Resources, Inc.	8,340	973,778
Hess Corp.	1,654	170,478
Lundin Energy AB	2,816	116,500
Magnolia Oil & Gas Corp., Class A	4,155	96,562
Pioneer Natural Resources Co.	2,499	580,943
Venture Global LNG, Inc., Series C†(1)(2)	3	17,850

		5,804,743

Oil Companies-Integrated — 0.9%
Chevron Corp.	12,877	2,017,440
Equinor ASA	121,544	4,141,946
Exxon Mobil Corp.	11,876	1,012,429
Galp Energia SGPS SA	18,268	222,903
Shell PLC ADR	26,955	1,440,206
TotalEnergies SE	74,775	3,684,284
TotalEnergies SE ADR	15,485	754,274

		13,273,482

Oil Refining & Marketing — 0.1%
DCC PLC	15,798	1,193,657
Marathon Petroleum Corp.	5,004	436,649

		1,630,306

Oil-Field Services — 0.2%
Baker Hughes Co.	62,384	1,935,152
ChampionX Corp.	2,664	56,210
Enerflex, Ltd.	6,715	46,312
Halliburton Co.	23,339	831,335
TechnipFMC PLC†	6,789	46,980

		2,915,989

Optical Supplies — 0.1%
EssilorLuxottica SA	9,379	1,591,117

Paper & Related Products — 0.2%
International Paper Co.	9,767	452,017
Mondi PLC	4,158	76,971
Stora Enso Oyj, Class R	95,556	1,870,137
Svenska Cellulosa AB SCA, Class B	3,168	61,427
UPM-Kymmene Oyj	2,355	80,893

		2,541,445

Pastoral & Agricultural — 0.1%
Darling Ingredients, Inc.†	20,295	1,489,450

Pharmacy Services — 0.1%
Cigna Corp.	5,790	1,428,856
CVS Health Corp.	5,205	500,357

		1,929,213

Photo Equipment & Supplies — 0.0%
Largan Precision Co., Ltd.	7,000	397,124

Pipelines — 0.1%
Enbridge, Inc.	933	40,716
TC Energy Corp.	17,405	920,725

		961,441

Platinum — 0.0%
Impala Platinum Holdings, Ltd.	1,915	24,993
Sibanye Stillwater, Ltd.	24,829	85,758

		110,751

Power Converter/Supply Equipment — 0.2%
ABB, Ltd.	75,784	2,270,130
Generac Holdings, Inc.†	1,614	354,079
Schneider Electric SE	555	79,045

		2,703,254

Precious Metals — 0.0%
Wheaton Precious Metals Corp.	2,600	116,536

Private Equity — 0.1%
Ares Management Corp., Class A	1,431	94,761
Bridgepoint Group PLC*	159,325	615,437
KKR & Co., Inc., Class A	5,718	291,447

		1,001,645

Real Estate Investment Trusts — 1.9%
Acadia Realty Trust	11,131	232,860
Alexandria Real Estate Equities, Inc.	4,484	816,805
American Homes 4 Rent, Class A	4,492	177,928
American Tower Corp.	2,306	555,792
Apartment Income REIT Corp.	2,670	131,284
Apple Hospitality REIT, Inc.	17,868	316,085
AvalonBay Communities, Inc.	3,318	754,779
Big Yellow Group PLC	2,354	42,058
Camden Property Trust	4,200	658,938
Canadian Apartment Properties REIT	2,148	84,138
CapitaLand Integrated Commercial Trust	38,900	65,088
Crown Castle International Corp.	799	147,983
CubeSmart	8,689	412,814
Daiwa House Logistics Trust†	56,300	34,318
Daiwa Office Investment Corp.	14	79,349
Derwent London PLC	2,635	99,743
Digital Core REIT Management Pte, Ltd.†	107,500	106,434
Douglas Emmett, Inc.	8,259	243,310
EastGroup Properties, Inc.	941	176,437
Equinix, Inc.	4,403	3,166,109
Equity LifeStyle Properties, Inc.	13,847	1,070,096
Equity Residential	7,214	587,941
Essex Property Trust, Inc.	2,821	928,871
Extra Space Storage, Inc.	713	135,470
Federal Realty Investment Trust	822	96,223
Gecina SA	331	37,083
Goodman Group	8,428	140,184
Great Portland Estates PLC	140,226	1,196,194
Healthcare Realty Trust, Inc.	3,486	94,401
Healthcare Trust of America, Inc., Class A	3,802	115,809
Host Hotels & Resorts, Inc.	48,524	987,463
Industrial & Infrastructure Fund Investment Corp.†	66	94,634
Inmobiliaria Colonial Socimi SA	5,445	45,531
Kilroy Realty Corp.	2,924	204,680
Kimco Realty Corp.	10,520	266,472
Mitsui Fudosan Logistics Park, Inc.	16	68,489
Pebblebrook Hotel Trust	10,119	247,106
Prologis, Inc.	40,861	6,549,610
PS Business Parks, Inc.	1,235	231,192

Public Storage	3,563	1,323,654
Rayonier, Inc.	1,043	45,058
Regency Centers Corp.	4,117	283,373
Rexford Industrial Realty, Inc.	8,298	647,576
SBA Communications Corp.	3,430	1,190,587
Scentre Group	583,458	1,215,469
Simon Property Group, Inc.	3,197	377,246
SL Green Realty Corp.	1,708	118,228
Summit Industrial Income REIT	10,468	165,741
Sun Communities, Inc.	506	88,838
Terreno Realty Corp.	4,119	299,657
UNITE Group PLC	3,925	55,573
Ventas, Inc.	1,022	56,772
Vornado Realty Trust	1,032	39,949
Welltower, Inc.	13,874	1,259,898
Weyerhaeuser Co.	1,045	43,075

		28,610,395

Real Estate Management/Services — 0.0%
China Resources Mixc Lifestyle Services, Ltd.*	9,400	45,037
Fabege AB	7,921	95,541
Vonovia SE	2,786	111,402

		251,980

Real Estate Operations & Development — 0.2%
Heiwa Real Estate Co., Ltd.	1,300	40,748
Hongkong Land Holdings, Ltd.	25,900	120,573
Howard Hughes Corp.†	1,308	131,179
Kojamo Oyj	3,841	75,771
Mitsui Fudosan Co., Ltd.	112,700	2,378,046
Shurgard Self Storage SA	977	56,338
Sun Hung Kai Properties, Ltd.	8,000	92,170
Tokyo Tatemono Co., Ltd.	4,100	57,495

		2,952,320

Rental Auto/Equipment — 0.2%
Ashtead Group PLC	33,047	1,708,588
Element Fleet Management Corp.	164,951	1,472,766
United Rentals, Inc.†	183	57,923

		3,239,277

Retail-Apparel/Shoe — 0.5%
Burlington Stores, Inc.†	1,600	325,696
Lululemon Athletica, Inc.†	5,081	1,801,875
Moncler SpA	25,178	1,307,748
Next PLC	17,141	1,286,458
Ross Stores, Inc.	19,634	1,958,884
Zalando SE†*	23,943	949,638

		7,630,299

Retail-Auto Parts — 0.1%
AutoZone, Inc.†	203	396,960
O’Reilly Automotive, Inc.†	919	557,420

		954,380

Retail-Automobile — 0.1%
Carvana Co.†	11,952	692,738

Retail-Building Products — 0.3%
Home Depot, Inc.	6,866	2,062,547
Kingfisher PLC	581,820	1,828,898
Lowe’s Cos., Inc.	3,510	694,032

		4,585,477

Retail-Discount — 0.8%
Costco Wholesale Corp.	2,770	1,472,864
Dollar General Corp.	16,045	3,811,169
Dollar Tree, Inc.†	2,256	366,487
Walmart, Inc.	46,335	7,088,792

		12,739,312

Retail-Drug Store — 0.0%
Welcia Holdings Co., Ltd.	23,500	484,262

Retail-Major Department Stores — 0.1%
TJX Cos., Inc.	23,113	1,416,365

Retail-Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	675	267,840

Retail-Restaurants — 0.6%
Chipotle Mexican Grill, Inc.†	1,473	2,144,113
McDonald’s Corp.	9,081	2,262,622
Starbucks Corp.	12,654	944,495
Yum! Brands, Inc.	26,957	3,154,239

		8,505,469

Rubber-Tires — 0.0%
Sumitomo Rubber Industries, Ltd.	38,400	332,330

Semiconductor Components-Integrated Circuits — 0.8%
Analog Devices, Inc.	1,088	167,966
NXP Semiconductors NV	14,777	2,525,389
QUALCOMM, Inc.	22,764	3,179,903
Renesas Electronics Corp.†	74,400	796,593
Taiwan Semiconductor Manufacturing Co., Ltd.	304,000	5,544,960
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,868	545,313

		12,760,124

Semiconductor Equipment — 0.5%
ASML Holding NV(NASDAQ)	2,412	1,359,813
ASML Holding NV(XAMS)	6,428	3,636,762
Entegris, Inc.	556	61,933
KLA Corp.	2,342	747,707
Tokyo Electron, Ltd.	4,300	1,824,120

		7,630,335

Specified Purpose Acquisitions — 0.0%
Bluescape Opportunities Acquisition Corp.†	709	7,104

Steel-Producers — 0.1%
Nippon Steel Corp.	9,300	148,210
Nucor Corp.	2,429	375,961
Reliance Steel & Aluminum Co.	2,727	540,628
Steel Dynamics, Inc.	4,768	408,856

		1,473,655

Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	15,721	553,222

Telephone-Integrated — 0.6%
AT&T, Inc.	11,051	208,422
KT Corp.	31,155	881,488

Nippon Telegraph & Telephone Corp.	175,400	5,181,515
SoftBank Group Corp.	18,700	754,940
Verizon Communications, Inc.	36,086	1,670,782

		8,697,147

Tobacco — 0.3%
Altria Group, Inc.	10,104	561,479
Philip Morris International, Inc.	33,333	3,333,300

		3,894,779

Transport-Rail — 0.4%
Canadian Pacific Railway, Ltd.	3,743	274,062
Central Japan Railway Co.	8,200	1,034,578
CSX Corp.	99,347	3,411,576
Norfolk Southern Corp.	4,200	1,083,096
Union Pacific Corp.	341	79,893

		5,883,205

Transport-Services — 0.3%
FedEx Corp.	3,494	694,397
United Parcel Service, Inc., Class B	18,603	3,348,168

		4,042,565

Transport-Truck — 0.0%
Saia, Inc.†	807	166,210

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	60,170	1,522,903

Web Hosting/Design — 0.0%
VeriSign, Inc.†	1,619	289,299

Web Portals/ISP — 2.4%
Alphabet, Inc., Class A†	2,155	4,918,120
Alphabet, Inc., Class C†	12,989	29,865,997
NAVER Corp.	4,900	1,108,392
Z Holdings Corp.	189,500	747,306

		36,639,815

Wire & Cable Products — 0.1%
Prysmian SpA	49,630	1,609,043

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	6,675	1,426,381

Total Common Stocks (cost $792,129,518)		865,947,938

CONVERTIBLE PREFERRED SECURITIES — 0.1%
Applications Software — 0.0%
KoBold Metals Co. Series B†(1)(2)	3,900	106,903

Computer Graphics — 0.0%
Canva, Inc., Series A†(1)(2)	8	10,920

Decision Support Software — 0.0%
Databricks, Inc., Series G†(1)(2)	402	66,684
Databricks, Inc., Series H†(1)(2)	871	144,481

		211,165

E-Commerce/Services — 0.0%
Farmer’s Business Network, Inc., Series C.†(1)(2)	563	34,995

Electric-Integrated — 0.1%
AES Corp.	2,723	235,812
NextEra Energy, Inc.	2,290	107,424
Southern Co. 6.75%	2,182	119,726

		462,962

Energy-Alternate Sources — 0.0%
Lilac Solutions, Inc., Series B†(1)(2)	4,155	54,547

Enterprise Software/Service — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	97,751

Total Convertible Preferred Securities (cost $1,015,520)		979,243

PREFERRED SECURITIES — 0.1%
Finance-Investment Banker/Broker — 0.0%
Ladenburg Thalmann Financial Services, Inc. 6.50%	22,999	405,932

Pipelines — 0.1%
Crestwood Equity Partners LP 9.25%	41,740	413,226

Total Preferred Securities (cost $768,616)		819,158

ASSET BACKED SECURITIES — 2.2%
Diversified Financial Services — 2.2%
American Express Credit Account Master Trust FRS Series 2017-5, Class B 1.13% (1 ML+0.58%) due 02/18/2025	320,000	320,137
AmeriCredit Automobile Receivables Trust Series 2020-1, Class C 1.59% due 10/20/2025	1,095,000	1,074,597
Angel Oak Mtg. Trust VRS Series 2021-1, Class A1 0.91% due 01/25/2066*(3)(4)	408,993	381,198
Angel Oak Mtg. Trust VRS Series 2021-2, Class A1 0.99% due 04/25/2066*(3)(4)	363,708	332,226

Angel Oak Mtg. Trust VRS Series 2021-1, Class A2 1.12% due 01/25/2066*(3)(4)	131,219	121,885
Angel Oak Mtg. Trust VRS Series 2020-6, Class A2 1.52% due 05/25/2065*(3)(4)	116,527	112,591
Atrium Hotel Portfolio Trust FRS Series 2017-ATRM, Class A 1.48% (1 ML+0.93%) due 12/15/2036*(5)	680,000	666,348
Avis Budget Rental Car Funding AESOP LLC Series 2019-2A, Class B 3.55% due 09/22/2025*	425,000	415,872
Barclays Mtg. Loan Trust VRS Series 2021-NQM1, Class A3 2.19% due 09/25/2051*(3)(4)	371,597	349,404
BFLD Trust FRS Series 2019-DPLO, Class C 2.09% (1 ML+1.54%) due 10/15/2034*(5)	650,000	636,960
BIG Commercial Mtg. Trust FRS Series 2022-BIG, Class A 1.85% (TSFR1M+1.34%) due 02/15/2039*(5)	1,050,000	1,039,794
BWAY Mtg. Trust Series 2022-26BW, Class A 3.40% due 02/10/2044*(5)	595,000	549,232
BX Commercial Mtg. Trust FRS Series 2022-LP2, Class C 2.08% (TSFR1M+1.56%) due 02/15/2039*(5)	438,845	428,952
Cantor Commercial Real Estate Lending VRS Series 2019-CF1, Class 65A 4.41% due 05/15/2052*(3)(5)	280,000	271,508
Carlyle Global Market Strategies CLO, Ltd. FRS Series 2019-4A, Class M2 2.17% (TSFR3M+1.32%) due 04/15/2035*(6)	670,000	664,640
Carvana Auto Receivables Trust Series 2021-P4, Class C 2.33% due 02/10/2028	530,000	489,493
CD Mtg. Trust VRS Series 2016-CD2, Class A4 3.53% due 11/10/2049(3)(5)	520,000	512,025
CD Mtg. Trust VRS Series 2017-CD3, Class B 3.98% due 02/10/2050(3)(5)	345,000	329,702
CIFC Funding, Ltd. FRS Series 2021-3A, Class A 2.18% (3 ML+1.14%) due 07/15/2036*(6)	405,000	401,668
Citigroup Commercial Mtg. Trust Series 2016-GC36, Class A5 3.62% due 02/10/2049(5)	250,000	247,475
Citigroup Commercial Mtg. Trust Series 2015-GC33, Class A4 3.78% due 09/10/2058(5)	50,000	49,982
Citigroup Mtg. Loan Trust, Inc. VRS Series 2020-EXP2, Class A3 2.50% due 08/25/2050*(3)(4)	365,946	340,854
CNH Equipment Trust Series 2019-C, Class B 2.35% due 04/15/2027	1,085,000	1,067,500
COLT Mtg, Loan Trust VRS Series 2020-3, Class A1 1.51% due 04/27/2065*(3)(4)	53,309	52,116
COLT Mtg Loan Trust VRS Series 2021-6, Class A1 1.91% due 12/25/2066*(3)(4)	895,527	837,424
COLT Mtg. Loan Trust VRS Series 2022-3, Class A1 3.90% due 02/25/2067*(3)(4)	610,463	601,585
COMM Mtg. Trust Series 2017-PANW, Class A 3.24% due 10/10/2029*(5)	645,000	630,084
COMM Mtg. Trust Series 2015-CR26, Class A4 3.63% due 10/10/2048(5)	345,000	343,326
COMM Mtg. Trust Series 2015-CR24, Class A6 3.70% due 08/10/2048(5)	250,000	248,135
COMM Mtg. Trust Series 2015-PC1, Class A5 3.90% due 07/10/2050(5)	165,000	165,096
CSAIL Commercial Mtg. Trust Series 2016-C6, Class A5 3.09% due 01/15/2049(5)	245,000	237,683
Deephaven Residential Mtg. Trust VRS Series 2021-2, Class A1 0.90% due 04/25/2066*(3)(4)	146,287	135,725
Driven Brands Funding LLC Series 2019-1A, Class A2 4.64% due 04/20/2049*	382,163	374,714
Dryden 77 CLO, Ltd. FRS Series 2020-77A, Class AR 1.60% (3 ML+1.12%) due 05/20/2034*(6)	570,000	563,447
Elara HGV Timeshare Issuer Series 2017-A, Class A 2.69% due 03/25/2030*	52,364	51,447
Ellington Financial Mtg. Trust VRS Series 2021-2, Class A1 0.93% due 06/25/2066*(3)(4)	193,796	176,545
Ellington Financial Mtg. Trust VRS Series 2019-2, Class A3 3.05% due 11/25/2059*(3)(4)	84,680	82,774
Exeter Automobile Receivables Trust Series 2021-2A, Class C 0.98% due 06/15/2026	280,000	270,245
Exeter Automobile Receivables Trust Series 2022-2A, Class C 3.85% due 07/17/2028	285,000	283,507

Fontainebleau Miami Beach Trust Series 2019-FBLU, Class C 3.75% due 12/10/2036*(5)	610,000	590,830
Ford Credit Auto Owner Trust Series 2020-2, Class C 1.74% due 04/15/2033*	520,000	477,042
Galton Funding Mtg. Trust VRS Series 2020-H1, Class A1 2.31% due 01/25/2060*(3)(4)	10,290	10,069
Galton Funding Mtg. Trust VRS Series 2018-1, Class A23 3.50% due 11/25/2057*(3)(4)	34,761	33,567
Great Wolf Trust FRS Series 2019-WOLF, Class D 2.49% (1 ML+1.93%) due 12/15/2036*(5)	310,000	299,894
GS Mtg. Securities Trust VRS Series 2016-PJ5, Class A8 2.50% due 10/25/2051*(3)(4)	776,802	720,697
GS Mtg. Securities Trust VRS Series 2020-INV1, Class A14 2.96% due 10/25/2050*(3)(4)	233,039	215,292
GS Mtg. Securities Trust Series 2015-GC32, Class A4 3.76% due 07/10/2048(5)	25,000	24,910
GS Mtg. Securities Trust VRS Series 2018-GS9, Class A4 3.99% due 03/10/2051(3)(5)	275,000	276,191
Hardee’s Funding LLC Series 2018-1A, Class A2II 4.96% due 06/20/2048*	550,050	553,448
J.P. Morgan Chase Commercial Mtg. Securities Trust Series 2022-OPO, Class B 3.38% due 01/05/2039*(5)	240,000	225,073
JPMDB Commercial Mtg. Securities Trust Series 2016-C2, Class A4 3.14% due 06/15/2049(5)	50,000	48,625
JPMorgan Mtg. Trust FRS Series 2020-INV1, Class A11 1.29% (1 ML+0.83%) due 08/25/2050*(4)	54,109	53,819
JPMorgan Mtg. Trust VRS Series 2020-INV2, Class A3 3.00% due 10/25/2050*(3)(4)	326,100	308,810
JPMorgan Mtg. Trust VRS Series 2019-INV3, Class A3 3.50% due 05/25/2050*(3)(4)	109,386	105,468
JPMorgan Mtg. Trust VRS Series 2020-INV1, Class A3 3.50% due 08/25/2050*(3)(4)	90,182	86,897
MHC Commercial Mtg. Trust FRS Series 2021-MHC, Class B 1.66% (1 ML+1.10%) due 04/15/2038*(5)	1,045,000	1,016,227
MHC Trust FRS Series 2021-MHC2, Class D 2.05% (1 ML+1.50%) due 05/15/2023*(5)	440,000	424,468
Mill City Mtg. Loan Trust VRS Series 2017-2, Class A1 2.75% due 07/25/2059*(3)(4)	32,309	32,256
Mill City Mtg. Loan Trust VRS Series 2018-1, Class A1 3.25% due 05/25/2062*(3)(4)	151,993	150,768
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30, Class A5 2.86% due 09/15/2049(5)	110,000	105,309
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25, Class A5 3.64% due 10/15/2048(5)	250,000	247,854
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C17, Class A5 3.74% due 08/15/2047(5)	115,000	114,580
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27, Class AS 4.07% due 12/15/2047(5)	410,000	407,924
MVW LLC Series 2019-2A, Class A 2.22% due 10/20/2038*	120,185	115,658
Navient Private Education Refi Loan Trust Series 2021-A, Class A 0.84% due 05/15/2069*	151,221	140,592
Navient Private Education Refi Loan Trust Series 2019-GA, Class A 2.40% due 10/15/2068*	349,459	341,967
Navient Private Education Refi Loan Trust Series 2019-FA, Class A2 2.60% due 08/15/2068*	305,415	301,262
Navient Private Education Refi Loan Trust Series 2019-CA, Class A2 3.13% due 02/15/2068*	462,307	456,718
Nelnet Student Loan Trust Series 2021-CA, Class AFX 1.32% due 04/20/2062*	899,136	839,870
New Orleans Hotel Trust FRS Series 2019-HNLA, Class C 2.14% (1 ML+1.59%) due 04/15/2032*(5)	915,000	886,646
New Residential Mtg. Loan Trust VRS Series 2019-NQM5, Class A1 2.71% due 11/25/2059*(3)(4)	226,517	223,497
New Residential Mtg. Loan Trust VRS Series 2022-INV1, Class A4 3.00% due 03/25/2052*(3)(4)	568,640	515,302

OBX Trust FRS Series 2020-EXP1, Class 2A2 1.62% (1 ML+0.95%) due 02/25/2060*(4)	42,707	42,462
OBX Trust FRS Series 2019-EXP3, Class 2A2 1.77% (1 ML+1.10%) due 10/25/2059*(4)	38,400	38,309
OBX Trust VRS Series 2020-EXP2, Class A8 3.00% due 05/25/2060*(3)(4)	198,967	190,157
OBX Trust VRS Series 2019-EXP3, Class 1A9 3.50% due 10/25/2059*(3)(4)	77,014	74,379
OBX Trust VRS Series 2020-EXP1, Class 1A8 3.50% due 02/25/2060*(3)(4)	155,753	148,933
Palmer Square CLO, Ltd. FRS Series 2021-2A, Class A 2.19% (3 ML+1.15%) due 07/15/2034*(6)	490,000	486,211
Provident Funding Mtg. Trust VRS Series 2019-1, Class B1 3.17% due 12/25/2049*(3)(4)	658,805	601,666
PSMC Trust VRS Series 2021-2, Class A3 2.50% due 05/25/2051*(3)(4)	631,958	586,258
Sequoia Mtg. Trust VRS Series 2018-CH2, Class A3 4.00% due 06/25/2048*(3)(4)	59,317	58,863
ServiceMaster Funding LLC Series 2021-1, Class A2I 2.87% due 07/30/2051*	481,363	428,323
SFO Commercial Mtg. Trust FRS Series 2021-555, Class B 2.05% (1 ML+1.50%) due 05/15/2038*(5)	460,000	445,031
SG Residential Mtg. Trust VRS Series 2019-3, Class A1 2.70% due 09/25/2059*(3)(4)	22,981	22,622
SMB Private Education Loan Trust Series 2021-A, Class APT1 1.07% due 01/15/2053*	773,154	702,473
Starwood Mtg. Residential Trust VRS Series 2020-INV1, Class A1 1.03% due 11/25/2055*(3)(4)	147,924	144,082
Starwood Mtg. Residential Trust VRS Series 2021-2, Class A2 1.17% due 05/25/2065*(3)(4)	136,502	132,927
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A1 2.61% due 09/27/2049*(3)(4)	6,599	6,601
Starwood Mtg. Residential Trust VRS Series 2019-INV1, Class A3 2.92% due 09/27/2049*(3)(4)	227,241	221,249
Synchrony Credit Card Master Note Trust Series 2017-2, Class A 2.62% due 10/15/2025	275,000	276,020
Towd Point Mtg. Trust VRS Series 2016-2, Class A1A 2.75% due 08/25/2055*(3)(4)	1,375	1,373
Towd Point Mtg. Trust VRS Series 2017-1, Class A1 2.75% due 10/25/2056*(3)(4)	33,768	33,657
Towd Point Mtg. Trust VRS Series 2017-4, Class A1 2.75% due 06/25/2057*(3)(4)	413,168	406,457
Towd Point Mtg. Trust VRS Series 2017-3, Class A1 2.75% due 07/25/2057*(3)(4)	87,986	87,809
Towd Point Mtg. Trust VRS Series 2017-6, Class A1 2.75% due 10/25/2057*(3)(4)	234,141	230,410
Towd Point Mtg. Trust VRS Series 2018-1, Class A1 3.00% due 01/25/2058*(3)(4)	64,537	63,815
Verus Securitization Trust VRS Series 2021-1, Class A1 0.82% due 01/25/2066*(3)(4)	200,389	190,769
Verus Securitization Trust VRS Series 2021-7, Class A1 1.83% due 10/25/2066*(3)(4)	962,188	894,019
Verus Securitization Trust Series 2019-4, Class A1 2.64% due 11/25/2059*(4)	135,601	135,307
Vista Point Securitization Trust VRS Series 2020-1, Class A1 1.76% due 03/25/2065*(3)(4)	27,421	27,358
Wells Fargo Mtg. Backed Securities Trust VRS Series 2021-RR1, Class A1 2.50% due 12/25/2050*(3)(4)	394,900	349,636
WFRBS Commercial Mtg. Trust Series 2014-L14, Class A5 4.05% due 03/15/2047(5)	25,000	25,096
Worldwide Plaza Trust Series 2017-WWP, Class A 3.53% due 11/10/2036*(5)	640,000	609,715

Total Asset Backed Securities (cost $35,531,673)		33,871,413

U.S. CORPORATE BONDS & NOTES — 9.4%
Advertising Agencies — 0.0%
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.60% due 04/15/2026	40,000	39,588
Omnicom Group, Inc./Omnicom Capital, Inc. Senior Notes 3.65% due 11/01/2024	75,000	75,105

		114,693

Advertising Sales — 0.0%
Outfront Media Capital LLC/Outfront Media Capital Corp. Senior Notes 4.25% due 01/15/2029*	765,000	665,550

Aerospace/Defense — 0.1%
Lockheed Martin Corp. Senior Notes 3.55% due 01/15/2026	400,000	403,283
Lockheed Martin Corp. Senior Notes 4.50% due 05/15/2036	200,000	206,652
Raytheon Technologies Corp. Senior Notes 3.20% due 03/15/2024	665,000	666,454

		1,276,389

Aerospace/Defense-Equipment — 0.0%
Spirit AeroSystems, Inc. Company Guar. Notes 4.60% due 06/15/2028	785,000	676,976

Airlines — 0.1%
American Airlines Pass Through Trust Pass-Through Certs. Series 2019-1, Class AA 3.15% due 08/15/2033	606,269	546,355
American Airlines Pass-Through Trust Pass-Through Certs. Series 2014-1, Class A 3.70% due 04/01/2028	96,047	91,460
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-1B, Class B 4.95% due 08/15/2026	300,001	285,527
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class B 5.25% due 07/15/2025	278,480	272,434
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-2, Class A 3.10% due 04/07/2030	297,227	266,817
United Airlines Pass-Through Trust Pass-Through Certs. Series 2016-1, Class A 3.45% due 01/07/2030	144,886	132,490
United Airlines Pass-Through Trust Pass-Through Certs. Series 2019-1, Class AA 4.15% due 02/25/2033	314,551	307,746

		1,902,829

Applications Software — 0.1%
Microsoft Corp. Senior Notes 2.92% due 03/17/2052	150,000	122,397
Roper Technologies, Inc. Senior Notes 2.95% due 09/15/2029	180,000	166,257
Roper Technologies, Inc. Senior Notes 3.80% due 12/15/2026	745,000	740,309

		1,028,963

Auto-Cars/Light Trucks — 0.2%
Ford Motor Credit Co. LLC Senior Notes 4.00% due 11/13/2030	290,000	251,575
Ford Motor Credit Co. LLC Senior Notes 5.11% due 05/03/2029	330,000	313,088
General Motors Co. Senior Notes 4.00% due 04/01/2025	550,000	549,197
General Motors Financial Co., Inc. Senior Notes 3.55% due 07/08/2022	810,000	812,932
Hyundai Capital America Senior Notes 1.65% due 09/17/2026*	1,145,000	1,020,605
Volkswagen Group of America Finance LLC Company Guar. Notes 3.35% due 05/13/2025*	455,000	448,103

		3,395,500

Auto-Heavy Duty Trucks — 0.0%
Allison Transmission, Inc. Company Guar. Notes 3.75% due 01/30/2031*	60,000	51,900
Daimler Trucks Finance North America LLC Company Guar. Notes 3.65% due 04/07/2027*	650,000	634,439

		686,339

Auto/Truck Parts & Equipment-Original — 0.1%
Dornoch Debt Merger Sub, Inc. Senior Notes 6.63% due 10/15/2029*	780,000	639,600
Wheel Pros, Inc. Senior Notes 6.50% due 05/15/2029*	805,000	611,800

		1,251,400

Banks-Commercial — 0.1%
Manufacturers & Traders Trust Co. Sub. Notes 3.40% due 08/17/2027	250,000	242,605
PNC Bank NA Senior Notes 3.50% due 06/08/2023	380,000	382,746
Santander Holdings USA, Inc. Senior Notes 2.49% due 01/06/2028	535,000	484,873

		1,110,224

Banks-Fiduciary — 0.1%
National Securities Clearing Corp. Senior Notes 1.50% due 04/23/2025*	1,200,000	1,134,836

Banks-Super Regional — 0.1%
Fifth Third Bancorp Senior Notes 1.63% due 05/05/2023	270,000	266,446
Wells Fargo & Co. Senior Notes 2.39% due 06/02/2028	335,000	305,058
Wells Fargo & Co. Senior Notes 3.07% due 04/30/2041	720,000	580,051

		1,151,555

Beverages-Non-alcoholic — 0.1%
Dr Pepper Snapple Group, Inc. Company Guar. Notes 2.55% due 09/15/2026	140,000	132,823
Triton Water Holdings, Inc. Senior Notes 6.25% due 04/01/2029*	820,000	681,477

		814,300

Brewery — 0.0%
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 5.55% due 01/23/2049	650,000	696,636

Building Products-Cement — 0.0%
Martin Marietta Materials, Inc. Senior Notes 4.25% due 07/02/2024	11,000	11,133
Vulcan Materials Co. Senior Notes 4.50% due 06/15/2047	130,000	124,331

		135,464

Building-Heavy Construction — 0.0%
Tutor Perini Corp. Company Guar. Notes 6.88% due 05/01/2025*	645,000	603,881

Cable/Satellite TV — 0.3%
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 4.50% due 05/01/2032	300,000	254,160
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 4.50% due 02/01/2024	1,225,000	1,240,470
Cox Communications, Inc. Company Guar. Notes 2.95% due 10/01/2050*	920,000	648,318
DISH DBS Corp. Company Guar. Notes 7.38% due 07/01/2028	1,035,000	910,800
Radiate Holdco LLC/Radiate Finance, Inc. Senior Notes 6.50% due 09/15/2028*	835,000	728,955
Time Warner Cable LLC Senior Sec. Notes 6.55% due 05/01/2037	480,000	503,390

		4,286,093

Chemicals-Diversified — 0.1%
Polar US Borrower LLC/Schenectady International Group, Inc. Senior Notes 6.75% due 05/15/2026*	815,000	660,150
SCIH Salt Holdings, Inc. Senior Notes 6.63% due 05/01/2029*	945,000	753,637

		1,413,787

Chemicals-Specialty — 0.0%
Ecolab, Inc. Senior Notes 2.75% due 08/18/2055	830,000	609,964
Element Solutions, Inc. Company Guar. Notes 3.88% due 09/01/2028*	60,000	53,625

		663,589

Commercial Services — 0.0%
RELX Capital, Inc. Company Guar. Notes 3.00% due 05/22/2030	480,000	433,193

Commercial Services-Finance — 0.1%
PayPal Holdings, Inc. Senior Notes 1.65% due 06/01/2025	965,000	913,114
PayPal Holdings, Inc. Senior Notes 2.40% due 10/01/2024	850,000	834,789

		1,747,903

Communications Software — 0.0%
Consensus Cloud Solutions, Inc. Company Guar. Notes 6.50% due 10/15/2028*	195,000	183,300

Computer Aided Design — 0.0%
Autodesk, Inc. Senior Notes 2.40% due 12/15/2031	825,000	692,873

Computers — 0.0%
Apple, Inc. Senior Notes 3.25% due 02/23/2026	265,000	264,690

Containers-Paper/Plastic — 0.0%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc. Senior Sec. Notes 4.38% due 10/15/2028*	405,000	357,412

Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC/Reynolds Group Issuer LU Senior Sec. Notes 4.00% due 10/15/2027*	405,000	353,363

		710,775

Cosmetics & Toiletries — 0.1%
Coty, Inc. Company Guar. Notes 6.50% due 04/15/2026*	300,000	291,096
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC Senior Sec. Notes 4.75% due 01/15/2029*	850,000	756,500

		1,047,596

Diagnostic Equipment — 0.1%
PerkinElmer, Inc. Senior Notes 1.90% due 09/15/2028	595,000	515,638
Thermo Fisher Scientific, Inc. Senior Notes 2.80% due 10/15/2041	420,000	336,764

		852,402

Dialysis Centers — 0.0%
US Renal Care, Inc. Senior Notes 10.63% due 07/15/2027*	760,000	655,500

Direct Marketing — 0.1%
Terrier Media Buyer, Inc. Company Guar. Notes 8.88% due 12/15/2027*	860,000	841,725

Diversified Banking Institutions — 0.6%
Bank of America Corp. Senior Notes 2.30% due 07/21/2032	665,000	549,842
Bank of America Corp. Senior Notes 2.59% due 04/29/2031	405,000	350,068
Bank of America Corp. Senior Notes 2.68% due 06/19/2041	960,000	719,793
Bank of America Corp. Senior Notes 3.37% due 01/23/2026	800,000	782,868
Bank of America Corp. Senior Notes 3.50% due 04/19/2026	150,000	147,332
Bank of America Corp. Sub. Notes 4.45% due 03/03/2026	350,000	350,673
Citigroup, Inc. Senior Notes 3.89% due 01/10/2028	505,000	493,360
Citigroup, Inc. Sub. Notes 4.60% due 03/09/2026	175,000	176,360
Goldman Sachs Group, Inc. Senior Notes 2.65% due 10/21/2032	745,000	629,224
Goldman Sachs Group, Inc. Senior Notes 2.91% due 07/21/2042	505,000	387,544
Goldman Sachs Group, Inc. Senior Notes 3.75% due 05/22/2025	125,000	124,553
Goldman Sachs Group, Inc. Senior Notes 3.80% due 03/15/2030	705,000	666,650
JPMorgan Chase & Co. Sub. Notes 2.96% due 05/13/2031	355,000	312,376
JPMorgan Chase & Co. Senior Notes 3.20% due 06/15/2026	200,000	195,002
JPMorgan Chase & Co. Senior Notes 3.78% due 02/01/2028	445,000	432,176
JPMorgan Chase & Co. Senior Notes 3.90% due 01/23/2049	525,000	464,337
JPMorgan Chase & Co. Sub. Notes 4.25% due 10/01/2027	25,000	24,850
Morgan Stanley Senior Notes 3.13% due 07/27/2026	550,000	527,368
Morgan Stanley Senior Notes 3.97% due 07/22/2038	970,000	898,548
Morgan Stanley Sub. Notes 4.10% due 05/22/2023	795,000	803,913
Morgan Stanley Senior Notes 4.30% due 01/27/2045	25,000	23,659

		9,060,496

Diversified Manufacturing Operations — 0.1%
3M Co. Senior Notes 3.25% due 08/26/2049	870,000	734,359

Drug Delivery Systems — 0.1%
Becton Dickinson & Co. Senior Notes 2.82% due 05/20/2030	465,000	416,482
Becton Dickinson and Co. Senior Notes 3.70% due 06/06/2027	414,000	407,300

		823,782

E-Commerce/Products — 0.1%
Amazon.com, Inc. Senior Notes 2.80% due 08/22/2024	245,000	244,316
Amazon.com, Inc. Senior Notes 3.88% due 08/22/2037	385,000	375,453
Amazon.com, Inc. Senior Notes 5.20% due 12/03/2025	405,000	429,776

		1,049,545

E-Commerce/Services — 0.1%
Millennium Escrow Corp. Senior Sec. Notes 6.63% due 08/01/2026*	450,000	415,800
Priceline Group, Inc. Senior Notes 3.60% due 06/01/2026	850,000	846,858

		1,262,658

Electric-Generation — 0.0%
Vistra Operations Co. LLC Senior Sec. Notes 3.55% due 07/15/2024*	425,000	418,120

Electric-Integrated — 0.4%
AEP Texas, Inc. Senior Notes 3.45% due 01/15/2050	460,000	367,904
CMS Energy Corp. Senior Notes 3.00% due 05/15/2026	195,000	189,225
Duke Energy Corp. Senior Notes 2.65% due 09/01/2026	45,000	42,628
Duke Energy Corp. Senior Notes 3.75% due 09/01/2046	40,000	33,240
Duke Energy Progress LLC 1st Mtg. Bonds 3.70% due 10/15/2046	225,000	201,553
Eversource Energy Senior Notes 3.30% due 01/15/2028	170,000	162,318
Exelon Corp. Senior Notes 3.40% due 04/15/2026	245,000	239,535
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	410,000	471,307
FirstEnergy Transmission LLC Senior Notes 4.35% due 01/15/2025*	550,000	549,099
Florida Power & Light Co. 1st Mtg. Bonds 2.88% due 12/04/2051	850,000	667,882
Ohio Power Co. Senior Notes 6.60% due 03/01/2033	255,000	303,782
Pacific Gas & Electric Co. 1st Mtg. Notes 2.10% due 08/01/2027	445,000	383,728
Pike Corp. Company Guar. Notes 5.50% due 09/01/2028*	835,000	766,113
San Diego Gas & Electric Co. 1st Mtg. Notes 4.10% due 06/15/2049	805,000	752,411
Virginia Electric & Power Co. Senior Notes 2.88% due 07/15/2029	400,000	370,931
Virginia Electric & Power Co. Senior Notes 4.00% due 01/15/2043	400,000	367,453

		5,869,109

Electric-Transmission — 0.0%
ITC Holdings Corp. Senior Notes 2.70% due 11/15/2022	640,000	641,076

Electronic Components-Semiconductors — 0.0%
Micron Technology, Inc. Senior Notes 4.19% due 02/15/2027	290,000	288,129

Electronic Connectors — 0.0%
Amphenol Corp. Senior Notes 2.20% due 09/15/2031	265,000	220,409

Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 3.88% due 07/15/2023	75,000	75,969

Enterprise Software/Service — 0.0%
Veritas US, Inc./Veritas Bermuda, Ltd. Senior Sec. Notes 7.50% due 09/01/2025*	740,000	652,125

Finance-Consumer Loans — 0.1%
Synchrony Financial Senior Notes 4.25% due 08/15/2024	960,000	959,384

Finance-Credit Card — 0.2%
Capital One Financial Corp. Senior Notes 3.65% due 05/11/2027	815,000	791,138
Discover Financial Services Senior Notes 3.75% due 03/04/2025	600,000	600,071
Discover Financial Services Senior Notes 3.85% due 11/21/2022	380,000	383,531
Visa, Inc. Senior Notes 2.15% due 09/15/2022	740,000	741,264

Visa, Inc. Senior Notes 4.15% due 12/14/2035	90,000	91,100

		2,607,104

Finance-Leasing Companies — 0.1%
Air Lease Corp. Senior Notes 2.20% due 01/15/2027	395,000	353,738
Air Lease Corp. Senior Notes 3.63% due 04/01/2027	535,000	508,428

		862,166

Finance-Mortgage Loan/Banker — 0.0%
Rocket Mtg. LLC/Rocket Mtg. Co-Issuer, Inc. Company Guar. Notes 4.00% due 10/15/2033*	250,000	200,288

Gas-Distribution — 0.1%
NiSource, Inc. Senior Notes 3.49% due 05/15/2027	620,000	602,931
NiSource, Inc. Senior Notes 3.95% due 03/30/2048	425,000	361,955

		964,886

Golf — 0.0%
MajorDrive Holdings IV LLC Senior Notes 6.38% due 06/01/2029*	800,000	634,000

Hotels/Motels — 0.1%
Marriott International, Inc. Senior Notes 4.65% due 12/01/2028	860,000	846,369

Independent Power Producers — 0.0%
Clearway Energy Operating LLC Company Guar. Notes 3.75% due 02/15/2031*	794,000	682,840

Industrial Gases — 0.0%
Air Products & Chemicals, Inc. Senior Notes 1.50% due 10/15/2025	50,000	46,951

Insurance Brokers — 0.2%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer Senior Notes 5.88% due 11/01/2029*	445,000	414,963
BroadStreet Partners, Inc. Senior Notes 5.88% due 04/15/2029*	805,000	698,337
HUB International, Ltd. Senior Notes 5.63% due 12/01/2029*	935,000	857,862
Marsh & McLennan Cos., Inc. Senior Notes 3.30% due 03/14/2023	110,000	110,536
Ryan Specialty Group LLC Senior Sec. Notes 4.38% due 02/01/2030*	375,000	342,011
Willis North America, Inc. Company Guar. Notes 3.60% due 05/15/2024	395,000	393,589
Willis North America, Inc. Company Guar. Notes 4.50% due 09/15/2028	430,000	430,475

		3,247,773

Insurance-Life/Health — 0.4%
Aflac, Inc. Senior Notes 4.00% due 10/15/2046	540,000	501,266
CNO Global Funding Sec. Notes 2.65% due 01/06/2029*	1,270,000	1,128,767
Equitable Financial Life Global Funding Sec. Notes 1.40% due 07/07/2025*	245,000	228,437
Jackson National Life Global Funding Sec. Notes 1.75% due 01/12/2025*	1,055,000	1,001,085
Lincoln National Corp. Senior Notes 3.80% due 03/01/2028	795,000	784,552
Pricoa Global Funding I Sec. Notes 2.45% due 09/21/2022*	700,000	701,277
Principal Financial Group, Inc. Company Guar. Notes 3.40% due 05/15/2025	375,000	371,017
Principal Financial Group, Inc. Company Guar. Notes 3.70% due 05/15/2029	320,000	310,926
Protective Life Global Funding Sec. Notes 1.08% due 06/09/2023*	255,000	249,630
Teachers Insurance & Annuity Association of America Sub. Notes 4.27% due 05/15/2047*	1,000,000	946,241

		6,223,198

Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Notes 4.25% due 06/15/2023*	115,000	115,948
Liberty Mutual Group, Inc. Company Guar. Notes 4.85% due 08/01/2044*	510,000	507,475
New York Life Global Funding Sec. Notes 1.10% due 05/05/2023*	200,000	196,478

		819,901

Insurance-Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 4.35% due 11/03/2045	75,000	73,831
Berkshire Hathaway, Inc. Senior Notes 2.75% due 03/15/2023	200,000	200,857
Chubb INA Holdings, Inc. Company Guar. Notes 2.85% due 12/15/2051	850,000	650,230

		924,918

Internet Connectivity Services — 0.0%
Northwest Fiber LLC/Northwest Fiber Finance Sub., Inc. Senior Sec. Notes 4.75% due 04/30/2027*	770,000	698,775

Investment Management/Advisor Services — 0.0%
AG Merger Sub II, Inc. Senior Notes 10.75% due 08/01/2027*	425,000	448,906
Ameriprise Financial, Inc. Senior Notes 2.88% due 09/15/2026	285,000	276,303

		725,209

Machinery-General Industrial — 0.0%
Wabtec Corp. Company Guar. Notes 3.45% due 11/15/2026	405,000	388,199

Machinery-Pumps — 0.1%
Granite US Holdings Corp. Company Guar. Notes 11.00% due 10/01/2027*	724,000	747,530

Machinery-Thermal Process — 0.1%
GrafTech Finance, Inc. Senior Sec. Notes 4.63% due 12/15/2028*	810,000	739,327

Medical Instruments — 0.1%
Alcon Finance Corp. Company Guar. Notes 2.60% due 05/27/2030*	1,100,000	947,452
Medtronic, Inc. Company Guar. Notes 4.63% due 03/15/2045	22,000	23,100

		970,552

Medical Labs & Testing Services — 0.0%
MEDNAX, Inc. Company Guar. Notes 5.38% due 02/15/2030*	570,000	531,097

Medical Products — 0.0%
Abbott Laboratories Senior Notes 3.40% due 11/30/2023	207,000	208,948
Abbott Laboratories Senior Notes 4.75% due 11/30/2036	395,000	427,940

		636,888

Medical-Biomedical/Gene — 0.1%
Biogen, Inc. Senior Notes 2.25% due 05/01/2030	1,045,000	867,572
Gilead Sciences, Inc. Senior Notes 3.25% due 09/01/2022	50,000	50,122

		917,694

Medical-Drugs — 0.2%
AbbVie, Inc. Senior Notes 2.95% due 11/21/2026	570,000	546,312
AbbVie, Inc. Senior Notes 3.20% due 05/14/2026	100,000	97,455
AbbVie, Inc. Senior Notes 3.60% due 05/14/2025	415,000	412,517
AbbVie, Inc. Senior Notes 4.50% due 05/14/2035	50,000	49,473
AbbVie, Inc. Senior Notes 4.70% due 05/14/2045	540,000	528,127
Bausch Health Americas, Inc. Company Guar. Notes 9.25% due 04/01/2026*	300,000	297,810
Bristol-Myers Squibb Co. Senior Notes 3.55% due 08/15/2022	570,000	573,133
Bristol-Myers Squibb Co. Senior Notes 4.25% due 10/26/2049	300,000	289,734

		2,794,561

Medical-HMO — 0.1%
Humana, Inc. Senior Notes 2.15% due 02/03/2032	350,000	288,468
UnitedHealth Group, Inc. Senior Bonds 2.90% due 05/15/2050	880,000	683,722
WellPoint, Inc. Senior Notes 3.13% due 05/15/2022	100,000	100,054

		1,072,244

Medical-Hospitals — 0.4%
Banner Health Notes 1.90% due 01/01/2031	215,000	182,648
Baylor Scott & White Holdings Sec. Notes 3.97% due 11/15/2046	100,000	94,177

Centra Health, Inc. Notes 4.70% due 01/01/2048	900,000	854,465
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.25% due 05/15/2030*	300,000	262,995
CHS/Community Health Systems, Inc. Company Guar. Notes 6.88% due 04/01/2028*	820,000	663,175
CommonSpirit Health Senior Sec. Notes 2.76% due 10/01/2024	295,000	288,973
CommonSpirit Health Senior Sec. Notes 2.78% due 10/01/2030	240,000	212,295
HCA, Inc. Senior Sec. Notes 4.13% due 06/15/2029	575,000	551,245
MedStar Health, Inc. Sec. Notes 3.63% due 08/15/2049	305,000	272,549
Northwell Healthcare, Inc. Sec. Notes 3.98% due 11/01/2046	500,000	449,316
Providence St. Joseph Health Obligated Group Notes 3.93% due 10/01/2048	1,375,000	1,260,317
Stanford Health Care Notes 3.80% due 11/15/2048	420,000	390,132
West Virginia United Health System Obligated Group Sec. Notes 4.92% due 06/01/2048	700,000	730,640

		6,212,927

Medical-Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc. Senior Notes 3.41% due 06/15/2027	475,000	462,359
Cardinal Health, Inc. Senior Notes 3.75% due 09/15/2025	305,000	305,734
McKesson Corp. Senior Notes 1.30% due 08/15/2026	880,000	790,829

		1,558,922

Metal-Aluminum — 0.0%
Arconic Corp. Sec. Notes 6.13% due 02/15/2028*	60,000	58,125
Novelis Corp. Company Guar. Notes 3.88% due 08/15/2031*	565,000	484,487

		542,612

Motion Pictures & Services — 0.1%
Magallanes, Inc. Company Guar. Bonds 5.05% due 03/15/2042*	945,000	860,703

Non-Hazardous Waste Disposal — 0.0%
Republic Services, Inc. Senior Notes 3.38% due 11/15/2027	270,000	262,076

Oil Companies-Exploration & Production — 0.4%
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 5.88% due 06/30/2029*	735,000	711,414
Ascent Resources Utica Holdings LLC/ARU Finance Corp. Senior Notes 8.25% due 12/31/2028*	345,000	358,800
Colgate Energy Partners III LLC Senior Notes 5.88% due 07/01/2029*	775,000	771,125
Comstock Resources, Inc. Company Guar. Notes 6.75% due 03/01/2029*	355,000	359,075
Coterra Energy, Inc. Senior Notes 4.38% due 06/01/2024*	15,000	15,110
Coterra Energy, Inc. Senior Notes 4.38% due 03/15/2029*	965,000	959,658
Encino Acquisition Partners Holdings LLC Company Guar. Notes 8.50% due 05/01/2028*	695,000	696,737
Gulfport Energy Operating Corp. Company Guar. Notes 8.00% due 05/17/2026*	690,000	709,713
Hess Corp. Senior Notes 4.30% due 04/01/2027	185,000	183,447
Occidental Petroleum Corp. Senior Notes 6.13% due 01/01/2031	230,000	241,744
Occidental Petroleum Corp. Senior Notes 6.38% due 09/01/2028	416,000	436,800
Occidental Petroleum Corp. Senior Notes 6.45% due 09/15/2036	170,000	184,450
Occidental Petroleum Corp. Senior Notes 6.63% due 09/01/2030	205,000	222,169
Occidental Petroleum Corp Senior Notes 8.50% due 07/15/2027	335,000	377,712
Pioneer Natural Resources Co. Senior Notes 1.13% due 01/15/2026	235,000	213,027

SM Energy Co. Senior Notes 5.63% due 06/01/2025	335,000	327,463

		6,768,444

Oil Companies-Integrated — 0.0%
Chevron Corp. Senior Notes 2.00% due 05/11/2027	390,000	361,766

Oil Refining & Marketing — 0.1%
Citgo Holding, Inc. Senior Sec. Notes 9.25% due 08/01/2024*	965,000	958,969
PBF Holding Co. LLC/PBF Finance Corp. Senior Sec. Notes 9.25% due 05/15/2025*	300,000	310,875
Sunoco LP / Sunoco Finance Corp. Company Guar. Notes 4.50% due 05/15/2029	295,000	265,273
Sunoco LP / Sunoco Finance Corp. Company Guar. Notes 4.50% due 04/30/2030*	375,000	336,094
Valero Energy Corp. Senior Notes 2.85% due 04/15/2025	232,000	224,842

		2,096,053

Oil-Field Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp. Company Guar. Notes 6.88% due 09/01/2027	770,000	752,529

Paper & Related Products — 0.0%
International Paper Co. Senior Notes 4.80% due 06/15/2044	123,000	121,361

Pharmacy Services — 0.2%
Cigna Corp. Company Guar. Notes 3.00% due 07/15/2023	500,000	500,343
Cigna Corp. Company Guar. Notes 3.75% due 07/15/2023	390,000	393,289
CVS Health Corp. Senior Notes 1.88% due 02/28/2031	280,000	230,139
CVS Health Corp. Senior Notes 3.50% due 07/20/2022	600,000	600,600
CVS Health Corp. Senior Notes 5.05% due 03/25/2048	565,000	573,064

		2,297,435

Pipelines — 0.4%
Boardwalk Pipelines LP Company Guar. Notes 4.45% due 07/15/2027	85,000	84,253
Cameron LNG LLC Senior Sec. Notes 2.90% due 07/15/2031*	185,000	166,111
Cameron LNG LLC Senior Sec. Notes 3.70% due 01/15/2039*	155,000	136,899
Energy Transfer LP Senior Notes 3.75% due 05/15/2030	235,000	216,735
Energy Transfer LP Senior Notes 5.25% due 04/15/2029	385,000	391,397
Harvest Midstream I LP Senior Notes 7.50% due 09/01/2028*	780,000	791,700
Hess Midstream Operations LP Company Guar. Notes 4.25% due 02/15/2030*	450,000	412,780
Hess Midstream Operations LP Company Guar. Notes 5.50% due 10/15/2030*	150,000	147,807
Howard Midstream Energy Partners LLC Senior Notes 6.75% due 01/15/2027*	760,000	736,337
Magellan Midstream Partners LP Senior Notes 4.25% due 09/15/2046	45,000	39,734
NGL Energy Operating LLC/NGL Energy Finance Corp. Senior Sec. Notes 7.50% due 02/01/2026*	765,000	719,590
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.20% due 03/15/2028	610,000	598,856
Sabine Pass Liquefaction LLC Senior Sec. Notes 4.50% due 05/15/2030	185,000	183,753
Spectra Energy Partners LP Company Guar. Notes 3.38% due 10/15/2026	185,000	180,189
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. Company Guar. Notes 6.00% due 12/31/2030*	925,000	855,625
Williams Cos., Inc. Senior Notes 5.10% due 09/15/2045	405,000	396,118

		6,057,884

Printing-Commercial — 0.1%
Deluxe Corp. Company Guar. Notes 8.00% due 06/01/2029*	895,000	849,131

Publishing-Newspapers — 0.0%
News Corp. Company Guar. Notes 5.13% due 02/15/2032*	240,000	229,200

Radio — 0.1%
Entercom Media Corp. Sec. Notes 6.75% due 03/31/2029*	745,000	645,267
Urban One, Inc. Senior Sec. Notes 7.38% due 02/01/2028*	945,000	915,469

		1,560,736

Real Estate Investment Trusts — 0.7%
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.45% due 04/30/2025	1,035,000	1,029,193
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2027	45,000	45,120
Alexandria Real Estate Equities, Inc. Company Guar. Notes 3.95% due 01/15/2028	350,000	347,124
American Tower Corp. Senior Notes 1.45% due 09/15/2026	910,000	813,376
Brixmor Operating Partnership LP Senior Notes 3.90% due 03/15/2027	280,000	274,166
Brixmor Operating Partnership LP Senior Notes 4.13% due 06/15/2026	115,000	114,178
Brookfield Property REIT, Inc. Senior Sec. Notes 5.75% due 05/15/2026*	855,000	827,751
Crown Castle International Corp. Senior Notes 2.25% due 01/15/2031	360,000	296,385
Crown Castle International Corp. Senior Notes 3.70% due 06/15/2026	150,000	147,385
Crown Castle International Corp. Senior Notes 4.45% due 02/15/2026	350,000	353,308
Crown Castle International Corp. Senior Notes 4.75% due 05/15/2047	145,000	137,364
Essex Portfolio LP Company Guar. Notes 2.65% due 03/15/2032	220,000	189,937
Essex Portfolio LP Company Guar. Notes 3.38% due 04/15/2026	635,000	622,364
Federal Realty Investment Trust Senior Notes 2.75% due 06/01/2023	35,000	34,904
Healthpeak Properties, Inc. Senior Notes 2.13% due 12/01/2028	200,000	177,486
Highwoods Realty LP Senior Notes 3.63% due 01/15/2023	280,000	280,724
Hospitality Properties Trust Senior Notes 4.95% due 02/15/2027	320,000	277,303
Kilroy Realty LP Company Guar. Notes 3.45% due 12/15/2024	350,000	344,681
Kilroy Realty LP Company Guar. Notes 4.38% due 10/01/2025	15,000	15,210
Kimco Realty Corp. Senior Notes 3.30% due 02/01/2025	265,000	261,743
Public Storage Senior Notes 1.95% due 11/09/2028	360,000	320,233
Realty Income Corp. Senior Notes 3.10% due 12/15/2029	540,000	500,753
Realty Income Corp. Senior Notes 3.95% due 08/15/2027	345,000	342,746
Regency Centers LP Company Guar. Notes 3.60% due 02/01/2027	140,000	137,615
SBA Tower Trust Mtg. Notes 2.84% due 01/15/2050*	345,000	334,947
Service Properties Trust Senior Notes 3.95% due 01/15/2028	602,000	477,085
Simon Property Group LP Senior Notes 2.65% due 02/01/2032	1,005,000	865,430
Ventas Realty LP Company Guar. Notes 3.25% due 10/15/2026	270,000	261,942
VICI Properties LP/VICI Note Co., Inc. Company Guar. Notes 4.13% due 08/15/2030*	255,000	229,500

		10,059,953

Recreational Centers — 0.0%
Life Time, Inc. Senior Sec. Notes 5.75% due 01/15/2026*	589,000	571,507

Rental Auto/Equipment — 0.0%
PECF USS Intermediate Holding III Corp. Senior Notes 8.00% due 11/15/2029*	765,000	708,574

Retail-Arts & Crafts — 0.0%
Michaels Cos., Inc. Senior Notes 7.88% due 05/01/2029*	825,000	649,687

Retail-Auto Parts — 0.0%
AutoZone, Inc. Senior Notes 3.13% due 04/21/2026	50,000	48,692
O’Reilly Automotive, Inc. Senior Notes 3.60% due 09/01/2027	430,000	422,106

		470,798

Retail-Automobile — 0.0%
Carvana Co. Senior Notes 10.25% due 05/01/2030*	370,000	363,988

Retail-Building Products — 0.1%
White Cap Parent LLC Senior Notes 8.25% due 03/15/2026*(7)	940,000	907,100

Retail-Drug Store — 0.1%
Rite Aid Corp. Senior Sec. Notes 7.50% due 07/01/2025*	1,000,000	856,150

Retail-Mail Order — 0.0%
QVC, Inc. Senior Sec. Notes 4.45% due 02/15/2025	120,000	116,389
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	75,000	74,906

		191,295

Retail-Major Department Stores — 0.0%
TJX Cos., Inc. Senior Notes 1.60% due 05/15/2031	250,000	205,854

Retail-Misc./Diversified — 0.1%
L Brands, Inc. Company Guar. Notes 5.25% due 02/01/2028	420,000	403,200
LSF9 Atlantis Holdings LLC/Victra Finance Corp. Senior Sec. Notes 7.75% due 02/15/2026*	1,385,000	1,249,395

		1,652,595

Retail-Pawn Shops — 0.1%
FirstCash, Inc. Company Guar. Notes 5.63% due 01/01/2030*	790,000	734,700

Retail-Regional Department Stores — 0.0%
NMG Holding Co., Inc./Neiman Marcus Group LLC Senior Sec. Notes 7.13% due 04/01/2026*	615,000	610,529

Retail-Restaurants — 0.0%
Yum! Brands, Inc. Senior Notes 3.63% due 03/15/2031	60,000	51,556

Schools — 0.0%
George Washington University Notes 3.55% due 09/15/2046	45,000	39,467
Northwestern University Bonds 2.64% due 12/01/2050	450,000	346,307

		385,774

Semiconductor Components-Integrated Circuits — 0.0%
QUALCOMM, Inc. Senior Notes 3.25% due 05/20/2027	337,000	330,319

Semiconductor Equipment — 0.0%
Entegris, Inc. Company Guar. Notes 3.63% due 05/01/2029*	479,000	421,386

Soap & Cleaning Preparation — 0.0%
Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc. Company Guar. Notes 7.00% due 12/31/2027*	710,000	560,900

Software Tools — 0.1%
VMware, Inc. Senior Notes 1.40% due 08/15/2026	920,000	825,325

Steel-Producers — 0.1%
Nucor Corp. Senior Notes 2.70% due 06/01/2030	310,000	276,720
Nucor Corp. Senior Notes 3.95% due 05/01/2028	595,000	593,447

		870,167

Telecom Services — 0.0%
Frontier Communications Corp. Sec. Notes 6.75% due 05/01/2029*	80,000	72,088
Frontier Communications Holdings LLC Sec. Notes 5.88% due 11/01/2029	405,000	351,590
Frontier Communications Holdings LLC Sec. Notes 6.00% due 01/15/2030*	320,000	278,237

		701,915

Telecommunication Equipment — 0.1%
Avaya, Inc. Senior Sec. Notes 6.13% due 09/15/2028*	410,000	380,379
CommScope Finance LLC Company Guar. Notes 8.25% due 03/01/2027*	821,000	706,060

		1,086,439

Telephone-Integrated — 0.4%
AT&T, Inc. Senior Notes 2.25% due 02/01/2032	470,000	391,696
AT&T, Inc. Senior Notes 3.50% due 06/01/2041	1,735,000	1,445,096
AT&T, Inc. Senior Notes 4.35% due 03/01/2029	345,000	348,501
Consolidated Communications, Inc. Senior Sec. Notes 6.50% due 10/01/2028*	775,000	675,291
Level 3 Financing, Inc. Company Guar. Notes 3.63% due 01/15/2029*	930,000	755,355
Verizon Communications, Inc. Senior Notes 1.68% due 10/30/2030	824,000	668,628
Verizon Communications, Inc. Senior Notes 2.65% due 11/20/2040	710,000	538,470
Verizon Communications, Inc. Senior Notes 4.27% due 01/15/2036	740,000	717,295

		5,540,332

Television — 0.1%
Sinclair Television Group, Inc. Senior Sec. Notes 4.13% due 12/01/2030*	960,000	796,272

Tobacco — 0.0%
Altria Group, Inc. Company Guar. Notes 2.35% due 05/06/2025	140,000	133,474

Toys — 0.1%
Hasbro, Inc. Senior Notes 3.00% due 11/19/2024	485,000	479,913
Hasbro, Inc. Senior Notes 3.55% due 11/19/2026	665,000	649,883

		1,129,796

Transport-Equipment & Leasing — 0.1%
GATX Corp. Senior Notes 3.25% due 09/15/2026	375,000	364,695
GATX Corp. Senior Notes 3.50% due 03/15/2028	605,000	581,218

		945,913

Transport-Rail — 0.0%
Kansas City Southern Company Guar. Notes 3.50% due 05/01/2050	365,000	296,095
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	255,000	253,254

		549,349

Vitamins & Nutrition Products — 0.0%
HLF Financing Sarl LLC/Herbalife International, Inc. Company Guar. Notes 4.88% due 06/01/2029*	250,000	201,230

Wireless Equipment — 0.0%
ViaSat, Inc. Senior Notes 6.50% due 07/15/2028*	760,000	656,450

Total U.S. Corporate Bonds & Notes (cost $157,892,320)		144,477,698

FOREIGN CORPORATE BONDS & NOTES — 2.8%
Advertising Services — 0.0%
WPP Finance 2010 Company Guar. Notes 3.75% due 09/19/2024	100,000	99,872

Aerospace/Defense — 0.0%
Bombardier, Inc. Senior Notes 7.88% due 04/15/2027*	525,000	489,074

Agricultural Chemicals — 0.0%
Nutrien, Ltd. Senior Notes 4.00% due 12/15/2026	110,000	110,991

Auto-Cars/Light Trucks — 0.1%
Aston Martin Capital Holdings, Ltd. Senior Sec. Notes 10.50% due 11/30/2025*	955,000	962,163
Jaguar Land Rover Automotive PLC Company Guar. Notes 5.50% due 07/15/2029*	845,000	703,344

		1,665,507

Auto/Truck Parts & Equipment-Original — 0.1%
Adient Global Holdings, Ltd. Company Guar. Notes 4.88% due 08/15/2026*	780,000	695,549

Banks-Commercial — 0.5%
ABN AMRO Bank NV Sub. Notes 4.75% due 07/28/2025*	500,000	502,985
Banco Santander Chile Senior Notes 2.70% due 01/10/2025*	409,000	391,822
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand Senior Notes 5.38% due 04/17/2025*	355,000	363,875
BPCE SA Company Guar. Notes 3.00% due 05/22/2022*	250,000	250,178

BPCE SA Sub. Notes 4.50% due 03/15/2025*	300,000	299,058
BPCE SA Sub. Notes 4.88% due 04/01/2026*	400,000	401,061
Danske Bank A/S Senior Notes 3.24% due 12/20/2025*	476,000	462,164
ING Groep NV Senior Notes 3.55% due 04/09/2024	1,050,000	1,048,236
Intesa Sanpaolo SpA Senior Notes 3.13% due 07/14/2022*	415,000	415,456
Intesa Sanpaolo SpA Senior Notes 3.38% due 01/12/2023*	200,000	199,872
Nordea Bank Abp Senior Notes 1.00% due 06/09/2023*	265,000	259,326
Royal Bank of Canada Senior Notes 1.60% due 04/17/2023	700,000	693,795
Santander UK Group Holdings PLC Senior Notes 2.47% due 01/11/2028	485,000	438,816
Standard Chartered PLC Senior Notes 2.61% due 01/12/2028*	545,000	493,152
Toronto-Dominion Bank Senior Notes 3.50% due 07/19/2023	750,000	756,163
Toronto-Dominion Bank Sub. Notes 3.63% due 09/15/2031	55,000	53,758

		7,029,717

Banks-Money Center — 0.0%
BBVA Bancomer SA Senior Notes 4.38% due 04/10/2024*	600,000	603,750

Beverages-Wine/Spirits — 0.0%
Diageo Capital PLC Company Guar. Notes 1.38% due 09/29/2025	265,000	248,501

Building Products-Cement — 0.0%
Boral Finance Pty, Ltd. Company Guar. Notes 3.00% due 11/01/2022*	55,000	54,859

Building Societies — 0.1%
Nationwide Building Society Senior Notes 1.50% due 10/13/2026*	875,000	785,310

Cable/Satellite TV — 0.0%
LCPR Senior Secured Financing DAC Senior Sec. Notes 6.75% due 10/15/2027*	270,000	268,319

Casino Hotels — 0.0%
Studio City Finance, Ltd. Company Guar. Notes 5.00% due 01/15/2029*	785,000	541,650

Cellular Telecom — 0.1%
America Movil SAB de CV Senior Notes 2.88% due 05/07/2030	850,000	762,231
Rogers Communications, Inc. Company Guar. Notes 4.50% due 03/15/2042*	895,000	816,581

		1,578,812

Chemicals-Diversified — 0.0%
LYB International Finance II BV Company Guar. Notes 3.50% due 03/02/2027	400,000	390,961

Chemicals-Specialty — 0.1%
Venator Finance SARL/Venator Materials Corp. Company Guar. Notes 5.75% due 07/15/2025*	825,000	676,500

Commercial Services-Finance — 0.1%
Experian Finance PLC Company Guar. Notes 2.75% due 03/08/2030*	850,000	768,104

Containers-Metal/Glass — 0.1%
ARD Finance SA Senior Sec. Notes 6.50% due 06/30/2027*(7)	820,000	688,800

Cruise Lines — 0.1%
Carnival Corp. Senior Notes 5.75% due 03/01/2027*	1,200,000	1,086,618

Diversified Banking Institutions — 0.5%
Banco Santander SA Senior Notes 3.13% due 02/23/2023	600,000	602,007
Banco Santander SA Senior Notes 3.49% due 05/28/2030	200,000	182,774
Barclays PLC Senior Notes 2.85% due 05/07/2026	830,000	796,980
BNP Paribas SA Senior Notes 2.22% due 06/09/2026*	435,000	406,070
Credit Agricole SA Senior Notes 3.75% due 04/24/2023*	600,000	602,248
Credit Suisse Group AG Senior Notes 2.59% due 09/11/2025*	660,000	629,756

Credit Suisse Group AG Senior Notes 3.00% due 12/14/2023*	320,000	319,086
HSBC Holdings PLC Sub. Notes 4.38% due 11/23/2026	500,000	495,210
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.19% due 02/25/2025	800,000	767,485
Natwest Group PLC Senior Notes 4.52% due 06/25/2024	900,000	907,483
NatWest Markets PLC Senior Notes 2.38% due 05/21/2023*	465,000	460,220
Sumitomo Mitsui Financial Group, Inc. Senior Notes 3.75% due 07/19/2023	1,235,000	1,246,571
UBS Group AG Senior Notes 1.36% due 01/30/2027*	340,000	305,285
UBS Group Funding Switzerland AG Senior Notes 3.49% due 05/23/2023*	335,000	335,396

		8,056,571

Electric-Distribution — 0.1%
Ausgrid Finance Pty, Ltd. Senior Sec. Notes 3.85% due 05/01/2023*	480,000	481,353
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.75% due 05/02/2023*	510,000	514,080

		995,433

Electronic Components-Semiconductors — 0.0%
NXP BV/NXP Funding LLC/NXP USA, Inc. Company Guar. Notes 3.15% due 05/01/2027*	115,000	108,207

Finance-Leasing Companies — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.13% due 07/03/2023	740,000	739,165
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 4.88% due 01/16/2024	150,000	150,862
AerCap Ireland Capital DAC/AerCap Global Aviation Trust Company Guar. Notes 6.50% due 07/15/2025	160,000	165,934
Avolon Holdings Funding, Ltd. Company Guar. Notes 3.95% due 07/01/2024*	165,000	161,707
VistaJet Malta Finance PLC / XO Management Holding, Inc. Senior Notes 6.38% due 02/01/2030*	1,032,000	903,000

		2,120,668

Food-Dairy Products — 0.0%
Danone SA Senior Notes 2.95% due 11/02/2026*	450,000	436,729

Food-Misc./Diversified — 0.1%
Sigma Holdco BV Company Guar. Notes 7.88% due 05/15/2026*	1,420,000	1,057,975

Gas-Transportation — 0.0%
APT Pipelines, Ltd. Company Guar. Notes 4.25% due 07/15/2027*	240,000	239,364
Rockpoint Gas Storage Canada, Ltd. Senior Sec. Notes 7.00% due 03/31/2023*	315,000	311,850

		551,214

Insurance Brokers — 0.0%
Aon PLC Company Guar. Notes 3.88% due 12/15/2025	35,000	35,265
Aon PLC Company Guar. Notes 4.75% due 05/15/2045	350,000	343,978

		379,243

Internet Content-Entertainment — 0.0%
Weibo Corp. Senior Notes 3.50% due 07/05/2024	430,000	419,579

Internet Content-Information/News — 0.0%
Tencent Holdings, Ltd. Senior Notes 2.99% due 01/19/2023*	265,000	264,560

Internet Financial Services — 0.0%
ION Trading Technologies SARL Senior Sec. Notes 5.75% due 05/15/2028*	650,000	608,563

Medical-Drugs — 0.1%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	308,000	307,322
Takeda Pharmaceutical Co., Ltd. Senior Notes 2.05% due 03/31/2030	415,000	349,033

		656,355

Medical-Generic Drugs — 0.1%
Perrigo Finance Unlimited Co. Company Guar. Notes 3.90% due 06/15/2030	815,000	731,751

Metal-Copper — 0.1%
ERO Copper Corp. Company Guar. Notes 6.50% due 02/15/2030*	1,010,000	906,475

Multimedia — 0.0%
Thomson Reuters Corp. Senior Notes 3.35% due 05/15/2026	30,000	29,498

Non-Ferrous Metals — 0.0%
Codelco, Inc. Senior Notes 3.75% due 01/15/2031*	200,000	187,038

Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Senior Notes 2.95% due 01/15/2023	775,000	776,336
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 09/15/2026*	101,000	98,786
Woodside Finance, Ltd. Company Guar. Notes 3.70% due 03/15/2028*	470,000	442,185
Woodside Finance, Ltd. Company Guar. Notes 4.50% due 03/04/2029*	475,000	468,013

		1,785,320

Oil Companies-Integrated — 0.0%
Shell International Finance BV Company Guar. Notes 3.25% due 05/11/2025	250,000	249,351
Shell International Finance BV Company Guar. Notes 4.38% due 05/11/2045	40,000	38,852
Suncor Energy, Inc. Senior Notes 3.10% due 05/15/2025	225,000	220,833

		509,036

Oil-Field Services — 0.1%
Transocean Proteus, Ltd. Senior Sec. Notes 6.25% due 12/01/2024*	150,000	147,375
Weatherford International, Ltd. Senior Sec. Notes 6.50% due 09/15/2028*	720,000	727,200

		874,575

Paper & Related Products — 0.0%
Celulosa Arauco y Constitucion SA Senior Notes 4.20% due 01/29/2030*	200,000	185,500

Pipelines — 0.0%
Enbridge, Inc. Company Guar. Notes 4.00% due 10/01/2023	90,000	90,878
Enbridge, Inc. Company Guar. Notes 4.25% due 12/01/2026	115,000	116,071
TransCanada PipeLines, Ltd. Senior Notes 4.88% due 01/15/2026	15,000	15,475

		222,424

Public Thoroughfares — 0.0%
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 2.45% due 03/16/2031*	465,000	394,179
Transurban Finance Co. Pty., Ltd. Senior Sec. Notes 3.38% due 03/22/2027*	90,000	87,742

		481,921

Retail-Petroleum Products — 0.1%
eG Global Finance PLC Senior Sec. Notes 6.75% due 02/07/2025*	885,000	860,176

Satellite Telecom — 0.0%
Telesat Canada/Telesat LLC Company Guar. Notes 6.50% due 10/15/2027*	515,000	220,085

Telecom Services — 0.1%
DKT Finance APS Senior Sec. Notes 9.38% due 06/17/2023*	665,000	659,348

Transport-Equipment & Leasing — 0.0%
SMBC Aviation Capital Finance DAC Company Guar. Notes 3.55% due 04/15/2024*	200,000	196,554
SMBC Aviation Capital Finance DAC Company Guar. Notes 4.13% due 07/15/2023*	200,000	199,468

		396,022

Transport-Rail — 0.0%
Canadian Pacific Railway Co. Company Guar. Notes 1.75% due 12/02/2026	230,000	211,249

Transport-Services — 0.0%
Autoridad del Canal de Panama Senior Notes 4.95% due 07/29/2035*	300,000	323,705

Web Portals/ISP — 0.0%
Baidu, Inc. Senior Notes 3.88% due 09/29/2023	615,000	620,465

Total Foreign Corporate Bonds & Notes (cost $45,311,882)		42,642,579

U.S. GOVERNMENT AGENCIES — 8.0%
Federal Home Loan Mtg. Corp. — 0.9%
2.00% due 03/01/2042	982,135	883,246

2.00% due 05/01/2051	1,130,009	999,546
2.00% due 12/01/2051	83,362	73,738
2.50% due 03/01/2042	733,626	680,712
2.50% due 05/01/2051	103,520	94,730
2.50% due 06/01/2051	326,138	300,183
2.50% due 07/01/2051	117,571	107,580
2.50% due 08/01/2051	734,096	671,496
2.50% due 01/01/2052	1,278,937	1,170,371
2.50% due 02/01/2052	885,053	809,576
3.00% due 11/01/2034	80,215	79,389
3.00% due 12/01/2046	536,894	515,479
3.00% due 04/01/2047	79,286	75,914
3.00% due 09/01/2049	127,333	121,405
3.00% due 01/01/2050	1,346,563	1,277,545
3.50% due 06/01/2033	45,381	45,692
3.50% due 09/01/2042	8,562	8,469
3.50% due 03/01/2044	43,288	42,935
3.50% due 03/01/2046	58,336	57,711
3.50% due 03/01/2048	419,447	412,540
4.00% due 09/01/2045	3,262	3,299
4.00% due 01/01/2050	485,641	484,254
4.00% due 04/01/2050	756,460	758,189
5.00% due 12/01/2041	88,493	91,740
5.00% due 10/01/2051	387,292	404,491
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series K057, Class A1 2.21% due 06/25/2025(5)	88,930	87,815
Series K068, Class A1 2.95% due 02/25/2027(5)	250,251	248,214
Federal Home Loan Mtg. Corp. REMIC Series 4977, Class IO 4.50% due 05/25/2050(4)(13)	250,844	38,573
Federal Home Loan Mtg. Corp. REMIC FRS Series 4623, Class MF 1.05% (1 ML+0.50%) due 10/15/2046(4)	28,449	28,570
Federal Home Loan Mtg. Corp. STACR REMIC Trust FRS Series 2022-DNA3, Class M1A 2.25% (SOFR30A+2.00%) due 04/25/2042*(4)	765,000	765,001
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2021-DNA2, Class M1 1.09% (SOFR30A+0.80%) due 08/25/2033*(4)	171,220	170,169
Series 2021-DNA7, Class M1 1.14% (SOFR30A+0.85%) due 11/25/2041*(4)	575,000	564,982
Series 2022-HQA1, Class M1A 2.39% (SOFR30A +2.10%) due 03/25/2042*(4)	625,628	626,326
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS Series 2021-HQA1, Class M1 0.99% (SOFR30A+0.70%) due 08/25/2033*(4)	61,015	60,785
Series 2020-DNA6, Class M1 1.19% (SOFR30A+0.90%) due 12/25/2050*(4)	11,648	11,635
Series 2021-DNA6, Class M2 1.79% (SOFR30A+1.50%) due 10/25/2041*(4)	335,000	322,946
Series 2021-DNA3, Class M2 2.39% (SOFR30A+2.10%) due 10/25/2033*(4)	250,000	243,427

		13,338,673

Federal National Mtg. Assoc. — 2.7%
1.50% due 01/01/2042	755,595	648,902
2.00% due 04/01/2042	1,161,310	1,044,379
2.00% due 10/01/2050	244,129	217,008
2.00% due 12/01/2051	2,532,335	2,239,971
2.50% due 11/01/2031	97,287	95,464
2.50% due 01/01/2032	150,588	147,841
2.50% due 02/01/2032	164,347	161,260
2.50% due 05/01/2032	381,340	374,216
2.50% due 06/01/2051	344,188	317,392
2.50% due 07/01/2051	704,651	644,784
2.50% due 08/01/2051	2,063,591	1,888,148
2.50% due 10/01/2051	2,167,922	1,983,680
2.50% due 01/01/2052	2,430,928	2,224,012
3.00% due 01/01/2031	6,063	6,017
3.00% due 10/01/2032	551,364	547,373
3.00% due 12/01/2032	92,483	92,114
3.00% due 11/01/2033	178,581	177,410
3.00% due 02/01/2034	652,526	647,522
3.00% due 02/01/2035	81,267	80,429
3.00% due 11/01/2036	147,613	144,561
3.00% due 12/01/2036	50,129	49,136
3.00% due 10/01/2037	231,142	223,612
3.00% due 02/01/2040	783,445	765,027
3.00% due 02/01/2043	196,246	189,315
3.00% due 04/01/2043	811,025	782,443
3.00% due 05/01/2043	62,426	60,229
3.00% due 07/01/2043	14,055	13,572
3.00% due 08/01/2043	11,802	11,378
3.00% due 09/01/2043	67,735	65,213
3.00% due 01/01/2044	332,279	320,616
3.00% due 09/01/2046	493,833	474,244
3.00% due 10/01/2046	296,083	284,354
3.00% due 11/01/2046	2,145,416	2,059,485
3.00% due 12/01/2046	578,245	554,537
3.00% due 01/01/2047	560,131	537,373
3.00% due 06/01/2047	115,026	110,447
3.00% due 08/01/2047	464,152	446,112
3.00% due 11/01/2047	748,694	717,444
3.00% due 09/01/2048	378,349	363,694
3.00% due 08/01/2049	109,115	104,049
3.00% due 12/01/2049	1,095,420	1,038,601
3.00% due 07/01/2050	188,107	178,512

3.50% due 11/01/2032	113,499	113,860
3.50% due 12/01/2033	539,151	541,346
3.50% due 02/01/2035	9,741	9,689
3.50% due 06/01/2038	57,310	56,340
3.50% due 10/01/2041	11,187	11,073
3.50% due 07/01/2042	42,270	41,835
3.50% due 09/01/2042	40,932	40,566
3.50% due 10/01/2042	36,336	36,010
3.50% due 07/01/2043	11,184	11,069
3.50% due 08/01/2043	212,091	210,191
3.50% due 01/01/2044	586,021	580,759
3.50% due 07/01/2044	141,995	140,543
3.50% due 04/01/2045	117,728	116,207
3.50% due 06/01/2045	89,797	88,811
3.50% due 08/01/2045	293,201	289,421
3.50% due 11/01/2045	116,866	115,344
3.50% due 12/01/2045	224,723	222,278
3.50% due 01/01/2046	389,704	384,461
3.50% due 03/01/2046	828,407	813,656
3.50% due 04/01/2046	223,656	220,261
3.50% due 06/01/2046	672,955	665,273
3.50% due 09/01/2046	268,303	264,610
3.50% due 10/01/2046	179,957	177,565
3.50% due 02/01/2047	80,127	78,808
3.50% due 03/01/2047	123,653	122,011
3.50% due 05/01/2047	365,638	360,148
3.50% due 07/01/2047	522,157	516,802
3.50% due 08/01/2047	242,731	239,956
3.50% due 12/01/2047	4,610	4,540
3.50% due 01/01/2048	239,754	235,779
3.50% due 02/01/2048	101,013	99,114
3.50% due 04/01/2048	230,168	226,133
3.50% due 12/01/2048	579,059	569,331
3.50% due 10/01/2049	541,668	533,448
3.50% due 01/01/2052	683,677	665,326
4.00% due 12/01/2040	5,999	6,073
4.00% due 02/01/2041	292,627	296,257
4.00% due 07/01/2044	243,301	246,308
4.00% due 06/01/2045	159,498	159,042
4.00% due 07/01/2045	201,970	204,100
4.00% due 09/01/2045	206,560	209,208
4.00% due 10/01/2045	105,942	107,088
4.00% due 11/01/2045	8,166	8,262
4.00% due 12/01/2045	238,533	242,756
4.00% due 03/01/2046	48,172	48,706
4.00% due 09/01/2046	7,479	7,557
4.00% due 01/01/2047	58,399	58,723
4.00% due 02/01/2047	429,108	433,589
4.00% due 03/01/2047	348,972	351,617
4.00% due 04/01/2047	337,128	339,129
4.00% due 05/01/2047	125,894	126,761
4.00% due 08/01/2047	1,001,631	1,009,412
4.00% due 10/01/2048	117,029	117,831
4.00% due 11/01/2049	103,053	102,758
4.50% due 07/01/2040	91,742	93,391
4.50% due 01/01/2044	64,549	67,385
4.50% due 03/01/2046	475,071	483,868
4.50% due 09/01/2046	161,326	168,355
4.50% due 11/01/2046	662,811	691,357
4.50% due 05/01/2047	136,435	142,314
4.50% due 08/01/2048	33,830	34,596
4.50% due 09/01/2048	98,472	100,533
4.50% due 11/01/2048	105,653	107,791
4.50% due 12/01/2048	57,232	58,464
4.50% due 01/01/2049	247,953	253,008
4.50% due 05/01/2049	306,529	314,682
4.50% due 01/01/2050	28,529	29,146
5.00% due 10/01/2033	8,386	8,923
5.00% due 07/01/2035	613,956	641,381
5.00% due 05/01/2040	39,234	41,446
5.00% due 06/01/2040	45,722	48,538
5.00% due 11/01/2044	391,411	416,890
5.00% due 12/01/2047	52,878	55,921
5.50% due 10/01/2035	8,145	8,668
5.50% due 05/01/2036	26,405	28,087
5.50% due 08/01/2037	641,302	682,325
5.50% due 05/01/2044	617,050	656,463
5.50% due 01/01/2047	258,627	275,146
6.00% due 09/01/2037	38,306	42,359
6.00% due 07/01/2041	311,544	344,363
Federal National Mtg. Assoc. Connecticut Avenue Securities FRS Series 2022-R01, Class 1M1 1.29% (SOFR30A+1.00%) due 12/25/2041*(4)	183,805	181,688

		41,886,705

Government National Mtg. Assoc. — 2.2%
2.00% due 08/20/2051	3,332,921	3,046,945
2.00% due May 30 TBA	1,190,000	1,080,669
2.50% due 08/20/2050	409,006	381,277
2.50% due 08/20/2051	306,697	285,845
2.50% due 10/20/2051	3,182,200	2,965,161
2.50% due 12/20/2051	965,928	899,998
2.50% due 01/20/2052	1,171,411	1,091,319
2.50% due May 30 TBA	1,070,000	994,682
3.00% due 11/15/2042	113,050	108,899
3.00% due 03/20/2045	273,072	263,305
3.00% due 05/20/2046	102,995	99,214
3.00% due 06/20/2046	64,882	62,482
3.00% due 07/20/2046	59,478	57,294
3.00% due 08/20/2046	560,436	539,713
3.00% due 09/20/2046	221,181	213,558
3.00% due 10/20/2046	176,748	170,208
3.00% due 11/20/2046	197,520	190,210
3.00% due 09/20/2049	85,552	81,435
3.00% due 10/20/2049	116,310	110,562
3.00% due 01/20/2050	94,114	89,501
3.00% due 04/20/2050	290,119	274,370
3.00% due 07/20/2051	1,018,000	975,350
3.00% due 10/20/2051	617,294	590,637
3.00% due May 30 TBA	1,670,000	1,594,132
3.50% due 08/20/2042	263,104	262,972
3.50% due 05/20/2043	345,288	345,721
3.50% due 10/20/2044	5,432	5,412

3.50% due 05/20/2045	6,425	6,401
3.50% due 12/20/2045	127,490	127,020
3.50% due 04/20/2046	189,002	187,850
3.50% due 05/20/2046	147,350	146,399
3.50% due 06/20/2046	68,298	67,805
3.50% due 07/20/2046	471,086	467,448
3.50% due 09/20/2046	536,339	531,757
3.50% due 04/20/2047	298,808	295,530
3.50% due 02/20/2048	1,279,586	1,274,926
3.50% due 04/20/2048	57,630	57,419
3.50% due 01/20/2049	61,924	61,247
3.50% due 10/20/2050(4)	300,000	288,026
3.50% due May 30 TBA	4,484,000	4,392,218
4.00% due 09/20/2045	117,805	119,657
4.00% due 05/20/2046	33,179	33,656
4.00% due 05/20/2047	451,201	457,402
4.00% due 07/20/2047	306,333	311,173
4.00% due 08/20/2047	109,118	110,615
4.00% due 11/20/2047	127,903	129,877
4.00% due 03/20/2048	170,350	172,612
4.00% due 10/20/2050	293,955	296,887
4.00% due June 30 TBA	3,505,000	3,501,235
4.50% due 04/20/2041	6,014	6,319
4.50% due 07/20/2045	59,261	62,415
4.50% due 09/15/2045	42,534	44,916
4.50% due 12/20/2045	223,251	235,131
4.50% due 01/20/2046	37,989	40,011
4.50% due 07/20/2047	59,817	62,200
4.50% due 08/20/2047	489,602	510,314
4.50% due 09/20/2047	104,527	108,942
4.50% due May 30 TBA	655,000	667,789
5.00% due 08/20/2042	32,231	34,545
5.00% due 07/20/2047	176,159	183,867
5.00% due 08/20/2047	29,414	30,917
5.00% due 09/20/2047	204,964	214,423
5.00% due 10/20/2047	8,995	9,420
5.00% due 11/20/2047	63,914	66,859
5.00% due 12/20/2047	213,610	223,261
5.00% due 01/20/2048	274,269	286,381
5.00% due 02/20/2048	39,740	41,734
5.00% due 05/20/2048	68,763	71,487
5.00% due 06/20/2048	73,895	76,774
5.00% due 08/20/2048	22,916	23,881
5.00% due 06/20/2049	94,085	97,548
5.50% due 03/20/2048	40,771	43,682
5.50% due 04/20/2048	27,784	29,558
5.50% due 05/20/2048	13,806	14,590
5.50% due 09/20/2048	331	351
5.50% due 10/20/2048	8,102	8,516
5.50% due 11/20/2048	38,204	40,278
5.50% due 12/20/2048	182,703	191,523
5.50% due 01/20/2049	32,013	33,461
5.50% due 03/20/2049	59,358	62,510
Government National Mtg. Assoc. REMIC Series 2018-8, Class DA 3.00% due 11/20/2047(4)	24,425	23,681

		33,365,315

Uniform Mtg. Backed Securities — 2.2%
1.50% due May 15 TBA	1,775,000	1,624,576
2.00% due May 30 TBA	19,605,000	17,313,666
2.50% due May 15 TBA	2,135,000	2,044,012
2.50% due May 30 TBA	8,965,000	8,187,566
3.50% due May 30 TBA	1,095,000	1,063,176
4.00% due May 30 TBA	1,785,000	1,776,737
4.50% due May 30 TBA	2,580,000	2,623,825

		34,633,558

Total U.S. Government Agencies (cost $129,165,809)		123,224,251

U.S. GOVERNMENT TREASURIES — 8.2%
United States Treasury Bonds — 2.3%
0.13% due 02/15/2052 TIPS(8)	13,551	12,614
0.75% due 02/15/2042 TIPS(8)	4,268	4,522
1.13% due 05/15/2040	1,700,000	1,228,648
1.38% due 08/15/2050	1,280,000	885,300
1.75% due 08/15/2041	1,985,000	1,577,145
1.88% due 02/15/2041	475,000	388,851
1.88% due 02/15/2051	2,575,000	2,027,812
2.00% due 02/15/2050	4,875,000	3,951,987
2.00% due 08/15/2051	2,510,000	2,037,806
2.25% due 02/15/2052	1,580,000	1,362,750
2.38% due 05/15/2051	350,000	309,531
2.50% due 02/15/2046	1,545,000	1,375,171
2.88% due 11/15/2046	1,875,000	1,791,943
3.00% due 11/15/2045	1,025,000	997,253
3.00% due 05/15/2047	3,535,000	3,462,919
3.00% due 02/15/2048	3,400,000	3,354,977
3.00% due 08/15/2048	855,000	844,646
3.13% due 11/15/2041	3,905,000	3,887,611
3.13% due 02/15/2043	1,155,000	1,144,127
4.50% due 05/15/2038	4,210,000	5,046,573
4.75% due 02/15/2037	50,000	61,248

		35,753,434

United States Treasury Notes — 5.9%
0.13% due 03/31/2023	10,000,000	9,826,953
0.13% due 07/15/2024 TIPS(8)	1,192,121	1,241,203
0.13% due 10/15/2024 TIPS(8)	1,749,991	1,816,504
0.13% due 04/15/2025 TIPS(8)	1,077,197	1,115,067

0.13% due 10/15/2025 TIPS(8)	276,448	286,566
0.13% due 04/15/2026 TIPS(8)	877,770	905,440
0.13% due 07/15/2026 TIPS(8)	1,841,878	1,907,279
0.13% due 10/15/2026 TIPS(8)	503,099	519,804
0.13% due 04/15/2027 TIPS(8)	1,270,939	1,308,273
0.13% due 01/15/2032 TIPS(8)	25,580	26,033
0.25% due 01/15/2025 TIPS(8)	2,226,134	2,315,614
0.25% due 05/31/2025	7,205,000	6,646,894
0.38% due 07/15/2023 TIPS(8)	1,525,120	1,584,635
0.38% due 07/15/2025 TIPS(8)	502,093	525,707
0.38% due 01/15/2027 TIPS(8)	884,150	921,467
0.38% due 11/30/2025	4,525,000	4,134,012
0.38% due 01/31/2026	4,945,000	4,498,018
0.50% due 04/15/2024 TIPS(8)	1,057,115	1,103,033
0.50% due 03/31/2025	1,410,000	1,317,248
0.63% due 01/15/2024 TIPS(8)	686,675	716,744
0.63% due 01/15/2026 TIPS(8)	1,846,607	1,944,564
0.63% due 05/15/2030	2,270,000	1,901,568
0.63% due 08/15/2030	1,230,000	1,025,128
0.75% due 03/31/2026	1,550,000	1,425,395
0.75% due 01/31/2028	1,635,000	1,445,251
0.88% due 06/30/2026	25,540,000	23,485,826
1.25% due 08/15/2031	8,835,000	7,661,602
1.63% due 05/15/2031	1,055,000	949,459
1.88% due 02/28/2027	5,770,000	5,500,884
1.88% due 02/15/2032	2,530,000	2,313,369

		90,369,540

Total U.S. Government Treasuries (cost $137,069,908)		126,122,974

MUNICIPAL BONDS & NOTES — 0.7%
Bay Area Toll Authority Revenue Bonds 6.91% due 10/01/2050	600,000	856,542
California State Public Works Board Revenue Bonds 7.80% due 03/01/2035	300,000	382,928
Chicago Transit Authority Revenue Bonds Series A 6.90% due 12/01/2040	500,000	615,950
City of Houston TX Airport System Revenue Revenue Bonds Series C 2.39% due 07/01/2031	220,000	193,559
Detroit City School District General Obligation Bonds 6.65% due 05/01/2029	295,000	346,073
Florida State Development Finance Corp. Revenue Bonds Series B 4.11% due 04/01/2050	810,000	715,363
Grand Parkway Transportation Corp. Revenue Bonds 3.24% due 10/01/2052	390,000	319,933
Great Lakes Water Authority Sewage Disposal System Revenue Revenue Bonds Series A 3.06% due 07/01/2039	115,000	98,250
Great Lakes Water Authority Water Supply System Revenue Revenue Bonds Series C 3.47% due 07/01/2041	480,000	425,685
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds 5.72% due 12/01/2038	375,000	441,493
Miami Dade Co. Water & Sewer System Revenue Bonds Series C 3.49% due 10/01/2042	455,000	402,807
Municipal Electric Authority of Georgia Revenue Bonds 6.66% due 04/01/2057	1,056,000	1,318,630
New York State Dormitory Authority Revenue Bonds Series B 3.88% due 07/01/2046	200,000	188,021
Northern California Power Agency Revenue Bonds 7.31% due 06/01/2040	300,000	380,813
Public Finance Authority Revenue Bonds 3.41% due 07/01/2051	930,000	783,555
San Jose Redevelopment Agency Successor Agency Tax Allocation Series A-T 3.38% due 08/01/2034	285,000	263,985
South Carolina Public Service Authority Revenue Bonds Series D 2.39% due 12/01/2023	80,000	79,002
State of California General Obligation Bonds 7.63% due 03/01/2040	620,000	855,088
State of California General Obligation Bonds 7.50% due 04/01/2034	300,000	394,221
State of Wisconsin Revenue Bonds Series A 3.95% due 05/01/2036	850,000	846,663
Texas A&M University Revenue Bonds Series B 3.33% due 05/15/2039	1,100,000	1,038,467

Western Minnesota Municipal Power Agency Revenue Bonds Series A 3.16% due 01/01/2039	770,000	686,531

Total Municipal Bonds & Notes (cost $12,278,083)		11,633,559

FOREIGN GOVERNMENT OBLIGATIONS — 0.2%
Regional Authority — 0.0%
Province of Alberta, Canada Senior Notes 3.30% due 03/15/2028	555,000	555,248
Province of Manitoba, Canada Senior Notes 3.05% due 05/14/2024	150,000	150,449

		705,697

Sovereign — 0.2%
Republic of Panama Senior Notes 3.30% due 01/19/2033	1,000,000	870,590
Republic of Poland Senior Notes 3.25% due 04/06/2026	110,000	108,937
State of Qatar Senior Notes 3.75% due 04/16/2030*	200,000	202,115
United Mexican States Senior Notes 2.66% due 05/24/2031	1,039,000	877,955
United Mexican States Senior Notes 3.50% due 02/12/2034	775,000	655,867

		2,715,464

Total Foreign Government Obligations (cost $3,803,439)		3,421,161

LOANS(9)(10)(14) — 0.3%
Airlines — 0.1%
Aadvantage Loyalty LP, Ltd. FRS BTL 5.81% (3 ML +4.75%) due 04/20/2028	780,000	793,163

Beverages-Non-alcoholic — 0.0%
Naked Juice LLC FRS 2nd Lien 6.75% (3 ML + 6.00%) due 01/24/2030	420,000	416,850

Building & Construction-Misc. — 0.0%
Tutor Perini Corp. FRS BTL 5.75% (3ML+4.75%) due 08/18/2027	758,450	743,281

Commercial Services — 0.0%
KNS Midco Corp. FRS 7.26% (3 ML +6.25%) due 04/21/2027	709,875	679,705

Cosmetics & Toiletries — 0.0%
Journey Personal Care Corp. FRS BTL-B 5.26% (3 ML +4.25%) due 03/01/2028	779,113	728,470

Leisure Products — 0.0%
Enterprise Development Authority FRS BTL-B 5.01% (1 ML+4.25%) due 02/28/2028	566,658	563,588

Medical-Drugs — 0.1%
Bausch Health Companies, Inc. FRS BTL-B1 Coupon TBD due 01/27/2027	795,000	768,915

Retail-Office Supplies — 0.1%
Staples, Inc. FRS BTL-B1 5.32% (3 ML +5.00%) due 04/16/2026	829,410	793,953

Total Loans (cost $5,625,899)		5,487,925

OPTIONS - PURCHASED†(12) — 0.3%
Exchanged-Traded Put Option - Purchased (cost $6,536,602)	1,128	4,280,760

Total Long-Term Investment Securities (cost $1,327,129,269)		1,362,908,659

SHORT-TERM INVESTMENT SECURITIES — 14.5%
Registered Investment Companies — 14.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(11) (cost $223,657,361)	223,657,361	223,657,361

TOTAL INVESTMENTS (cost $1,550,786,630)	103.1%	1,586,566,020
Liabilities in excess of other assets	(3.1)	(48,081,352)

NET ASSETS	100.0%	$1,538,484,668

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At April 30, 2022, the aggregate value of these securities was $120,988,405 representing 7.9% of net assets.

(1)	Securities classified as Level 3 (see Note 1).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of April 30, 2022, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC	06/22/2021	121,860	$184,374	$0	$0.00	0.00%
ANT International Co., Ltd. Class C	10/12/2021	84,481	321,992	240,771	2.85	0.02
Canva, Inc.	12/17/2021	120	204,536	163,800	1,365.00	0.01
Gusto, Inc.	10/04/2021	2,300	66,213	66,130	28.75	0.00
MMC Norilsk Nickel PJSC	01/13/2022	470	132,164	0	0.00	0.00
Polyus PJSC	06/22/2021	428	77,570	0	0.00	0.00
Rivian Automotive , Inc. Lock-Up Shares	07/23/2021	23,295	1,135,455	669,219	28.73	0.04
Venture Global LNG, Inc.	10/16/2017	3	11,313	17,850	5,950.00	0.00
Convertible Preferred Securities
Canva, Inc . Series A	12/17/2021	8	13,637	10,920	1,365.00	0.00
Databricks, Inc. Series G	02/01/2021	402	71,302	66,684	165.88	0.00
Databricks, Inc. Series H	08/31/2021	871	192,014	144,481	165.88	0.01
Farmer’s Business Network, Inc. Series C	11/03/2017	563	10,395	34,995	62.16	0.00
Gusto, Inc. Series E	07/13/2021	3,216	97,751	97,751	30.40	0.01
Kobold Metals Series B	01/10/2022	3,900	106,903	106,903	27.41	0.01
Lilac Solutions Series B	09/08/2021	4,155	54,547	54,547	13.13	0.00

				$1,674,051		0.10%

(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Commercial Mortgage Backed Security
(6)	Collateralized Loan Obligation
(7)	PIK (“Payment-in-Kind”) security — Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in cash at the coupon rate listed.
(8)	Principal amount of security is adjusted for inflation.
(9)

Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)

The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major European banks, such as the London Inter-Bank Offered Rate (“LIBOR”) or the prime rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(11)	The rate shown is the 7-day yield as of April 30, 2022.
(12)	Options Purchased:

Exchanged -Traded Put Options-Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at 4/30/2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2022	$3,575	1,128	$466,081,704	$6,536,602	$4,280,760	$(2,255,842)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

(13)	Interest only
(14)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.

ADR — American Depositary Receipt

ASX — Australian Securities Exchange

BTL — Bank Term Loan

CDI — Chess Depositary Interest

CLO — Collateralized Loan Obligation

FRS — Floating Rate Security

GDR — Global Depositary Receipt

IO — Interest only

LIBOR — London Interbank Offered Rate

LSE — London Stock Exchange

NASDAQ — National Association of Securities Dealers Automated Quotations

NYSE — New York Stock Exchange

REMIC — Real Estate Mortgage Investment Conduit

SDR — Swedish Depositary Receipt

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TBD — Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are note known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to the settlement.

TIPS — Treasury Inflation Protected Securities

TSX — Toronto Stock Exchange

VRS — Variable Rate Security

XAMS— Euronext Amsterdam Stock Exchange

The rates shown on FRS and VRS are the current interest rates at at April 30, 2022 and unless noted otherwise, the dates shown are the original maturity

1 ML – 1 Month USD LIBOR

3 ML – 3 Month USD LIBOR

SOFR30A – U.S. 30 day Average Secured Overnight Financing Rate

TSFR1M – Term Secured Overnight Financing Rate 1 Month

TSFR3M – Term Secured Overnight Financing Rate 3 Month

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Short	Euro-BTP	June 2022	$140,036	$137,502	$2,534
13	Short	Euro-Schatz	June 2022	1,512,760	1,510,568	2,192
95	Short	MSCI EAFE	June 2022	9,602,343	9,483,850	118,493
1	Short	U.S. Treasury Ultra Bonds	June 2022	129,983	129,000	983

						$124,202

						Unrealized (Depreciation)

3	Long	Euro-Bund Futures	June 2022	$490,405	$486,089	$(4,316)
309	Long	S&P 500 E-Mini Index	June 2022	65,175,323	63,769,875	(1,405,448)
146	Long	U.S. Long Bonds	June 2022	22,269,480	20,540,375	(1,729,105)
201	Long	U.S. Treasury 2 Year Notes	June 2022	43,086,195	42,373,313	(712,882)
571	Long	U.S. Treasury 5 Year Notes	June 2022	66,686,821	64,335,641	(2,351,180)
362	Long	U.S. Treasury 10 Year Notes	June 2022	45,083,396	43,134,562	(1,948,834)
96	Long	U.S. Treasury Ultra Bonds	June 2022	17,668,180	15,402,000	(2,266,180)

						$(10,417,945)

						$(10,293,743)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	USD	45,514	EUR	42,000	05/20/2022	$—	$(1,175)

Barclays Bank PLC	USD	36,246	AUD	49,000	07/22/2022	—	(1,577)

BNP Paribas SA	USD	27,392	JPY	3,480,000	07/22/2022	—	(490)

Citibank N.A.	JPY	4,640,000	USD	36,293	07/22/2022	423	—
	NZD	52,000	USD	34,576	07/22/2022	1,025	—
	USD	35,244	NZD	52,000	07/22/2022	—	(1,693)

						1,448	(1,693)

Goldman Sachs International	EUR	42,000	USD	45,613	05/20/2022	1,274	—

HSBC Bank USA N.A.	GBP	28,000	USD	36,349	05/20/2022	1,141	—
	JPY	3,480,000	USD	26,668	07/22/2022	—	(234)

						1,141	(234)

JPMorgan Chase Bank NA	USD	36,667	GBP	28,000	05/20/2022	—	(1,459)

Morgan Stanley & Co. International PLC	AUD	49,000	USD	35,648	07/22/2022	978	—
	USD	36,296	JPY	4,640,000	07/22/2022	—	(427)

						978	(427)

Net Unrealized Appreciation/(Depreciation)						$4,841	$(7,055)

AUD — Australian Dollar

EUR — Euro Currency

GBP — British Pound

JPY — Japanese Yen

NZD — New Zealand Dollar

USD — United States Dollar

Centrally Cleared Credit Default Swaps on Credit Indicies — Sell Protection(1)

					Value(4)
Reference Obligations	Fixed Deal Receive Rate / Payment Frequency	Termination Date	Implied Credit Spread at April 30, 2022(2)	Notional Amount (000’s)(3)	Upfront Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)
CDX North America Investment Grade Index	1.000% /Quarterly	6/20/2027	0.8357%	$9,800	$135,732	$(61,002)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)

The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Auto-Cars/Light Trucks	$11,512,016	$6,154,429	#	$—	$17,666,445
Computer Graphics	—	—		163,800	163,800
Diamonds/Precious Stones	—	—		0	0
Diversified Financial Services	—	—		240,771	240,771
Enterprise Software/Service	6,252,594	2,005,926	**	66,130	8,324,650
Gold Mining	1,479,388	591,954	**	0	2,071,342
Metal-Diversified	18,571	3,343,091	**	0	3,361,662
Oil Companies-Exploration & Production	5,596,402	190,491	**	17,850	5,804,743
Other Industries	588,857,168	239,457,357	**	—	828,314,525
Convertible Preferred Securities:
Electric-Integrated	462,962	—		—	462,962
Other Industries	—	—		516,281	516,281
Preferred Securities:
Finance-Investment Banker/Broker	—	405,932		—	405,932
Pipelines	413,226	—		—	413,226
Asset Backed Securities	—	33,871,413		—	33,871,413
U.S. Corporate Bonds & Notes	—	144,477,698		—	144,477,698
Foreign Corporate Bonds & Notes	—	42,642,579		—	42,642,579
U.S. Government Agencies	—	123,224,251		—	123,224,251
U.S. Government Treasuries	—	126,122,974		—	126,122,974
Municipal Bonds & Notes	—	11,633,559		—	11,633,559
Foreign Government Obligations	—	3,421,161		—	3,421,161
Loans	—	5,487,925		—	5,487,925
Options - Purchased	4,280,760	—		—	4,280,760
Short-Term Investment Securities	223,657,361	—		—	223,657,361

Total Investments at Value	$842,530,448	$743,030,740		$1,004,832	$1,586,566,020

Other Financial Instruments:†
Futures Contracts	$124,202	$—		$—	$124,202
Forward Foreign Currency Contracts	—	4,841		—	4,841

Total Other Financial Instruments	$124,202	$4,841		$—	$129,043

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$10,417,945	$—		$—	$10,417,945
Forward Foreign Currency Contracts	—	7,055		—	7,055
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection	—	61,002		—	61,002

Total Other Financial Instruments	$10,417,945	$68,057		$—	$10,486,002

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
#	Amount includes $5,485,210 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 1).
†	Amounts represent unrealized appreciation/depreciation as of the end of the Reporting period.

Level 3 investments in securities were not considered a significant portion of the Portfolio’s net assets.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)
AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 82.6%
Domestic Equity Investment Companies — 49.1%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	9,078,775	$200,277,782
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	12,771,881	155,561,514
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	20,272,768	335,311,575
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,731,165	70,447,051
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,582,502	123,092,791
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	5,613,141	69,883,600
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	11,597,348	234,034,481
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	5,678,817	330,336,818
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	864,818	15,212,149
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	2,689,696	43,277,203
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	12,398,141	286,025,121
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	4,298,585	84,768,102
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,499,236	69,389,859
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	10,548,736	86,183,171
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	5,671,708	103,962,408
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	9,520,981	370,746,995
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,996,062	101,220,221
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	6,181,644	147,741,302
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	31,330,782	1,018,563,726
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,131,372	133,285,339
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	18,874,947	281,614,214
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	11,493,618	304,006,200
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	4,461,637	61,481,351
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	5,178,228	64,883,198
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	3,191,916	124,740,078

Total Domestic Equity Investment Companies (cost $4,145,075,697)		4,816,046,249

Domestic Fixed Income Investment Companies — 24.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	17,750,344	177,325,933
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	49,747,855	518,870,129
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	5,390,508	55,414,421
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	19,871,989	240,252,350
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	12,037,569	118,329,304
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	11,042,971	109,435,843
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	67,552,137	572,842,121
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	9,433,505	48,676,889
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	38,890,206	540,573,863

Total Domestic Fixed Income Investment Companies (cost $2,604,851,941)		2,381,720,853

International Equity Investment Companies — 9.0%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	18,351,314	158,004,810
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	2,103,016	30,451,678
SunAmerica Series Trust SA Fidelity Institutional AM International Growth Portfolio, Class 1	9,859,100	160,900,504
SunAmerica Series Trust SA International Index Portfolio, Class 1	7,139,741	83,606,362
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	3,596,321	29,561,759
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	7,080,803	149,121,707
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	14,295,069	143,379,538
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	4,603,202	62,097,191
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	6,085,253	63,590,890

Total International Equity Investment Companies (cost $841,036,984)		880,714,439

International Fixed Income Investment Companies — 0.3%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $31,991,054)	2,899,734	28,504,389

Total Affiliated Registered Investment Companies (cost $7,622,955,676)		8,106,985,930

U.S. GOVERNMENT TREASURIES — 13.6%
United States Treasury Notes — 13.6%
0.63% due 05/15/2030	58,168,200	48,727,228
0.63% due 08/15/2030	52,629,400	43,863,316
0.88% due 11/15/2030	232,372,300	197,144,297
1.13% due 02/15/2031(1)	184,680,800	159,568,540
1.25% due 08/15/2031	255,210,900	221,315,702
1.38% due 11/15/2031	137,782,000	120,494,665
1.50% due 02/15/2030	104,080,600	93,997,792
1.63% due 08/15/2029	31,997,500	29,316,459
1.63% due 05/15/2031	238,268,800	214,432,613
1.75% due 11/15/2029	188,242,100	173,719,516
1.88% due 02/15/2032	36,281,100	33,174,531

Total U.S. Government Treasuries (cost $1,504,635,506)		1,335,754,659

OPTIONS - PURCHASED† — 1.3%
Over the Counter Put Options - Purchased(3)
(cost $97,509,464)	1,070,000	128,187,510

Total Long-Term Investment Securities (cost $9,225,100,646)		9,570,928,099

SHORT-TERM INVESTMENT SECURITIES — 3.6%
Registered Investment Companies — 3.6%
AllianceBernstein Government STIF Portfolio, Class AB 0.31%(2) (cost $349,299,703)	349,299,703	349,299,703

TOTAL INVESTMENTS (cost $9,574,400,349)	101.1%	9,920,227,802
Liabilities in excess of other assets	(1.1)	(107,483,435)

NET ASSETS	100.0%	$9,812,744,367

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2022.
(3)	Purchased Options:

Over the Counter Put Options - Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	CitiBank N.A.	September 2022	$3,200	230,000	$950,343,900	$17,390,578	$14,032,705	$(3,357,873)
S&P 500 Index	UBS AG	October 2022	3,650	90,000	371,873,700	9,210,480	12,969,593	3,759,113
S&P 500 Index	CitiBank N.A.	October 2022	3,650	320,000	1,322,217,600	31,614,496	46,114,107	14,499,611
S&P 500 Index	Goldman Sachs International	November 2022	3,600	210,000	867,705,300	17,423,910	31,244,642	13,820,732
S&P 500 Index	UBS AG	November 2022	3,375	220,000	909,024,600	21,870,000	23,826,463	1,956,463

						$97,509,464	$128,187,510	$30,678,046

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
1,900	Short	S&P 500 E-Mini Index	June 2022	$400,030,308	$392,112,500	$7,917,808

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$8,106,985,930	$—	$—	$8,106,985,930
U.S. Government Treasuries	—	1,335,754,659	—	1,335,754,659
Options-Purchased	—	128,187,510	—	128,187,510
Short-Term Investment securities	349,299,703	—	—	349,299,703

Total Investments at Value	$8,456,285,633	$1,463,942,169	$—	$9,920,227,802

Other Financial Instruments:†
Futures Contracts	$7,917,808	$—	$—	$7,917,808

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Dynamic Strategy Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 82.6%
Domestic Equity Investment Companies — 57.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,157,217	$91,708,207
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	13,476,464	164,143,335
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	17,964,882	297,139,147
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,387,791	65,334,208
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,774,838	51,889,472
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	8,194,461	102,021,041
Seasons Series Trust SA T. Rowe Price Growth Stock Portfolio, Class 1	1,138,670	22,978,358
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	3,260,633	189,671,013
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	6,116,730	107,593,289
SunAmerica Series Trust SA Fidelity Institutional AM Real Estate Portfolio, Class 1	1,814,421	29,194,030
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,876,058	227,840,657
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,647,475	32,488,201
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	10,279,468	143,604,173
SunAmerica Series Trust SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	3,082,706	61,130,062
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,201,654	17,987,511
SunAmerica Series Trust SA Invesco Main Street Large Cap Portfolio, Class 1	11,009,184	270,275,469
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	8,369,049	153,404,660
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	7,016,955	273,240,210
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	2,857,281	57,888,507
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	3,593,584	85,886,655
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	16,920,004	550,069,344
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	7,189,039	134,363,144
SunAmerica Series Trust SA MFS Blue Chip Growth, Class 1	10,337,591	154,236,852
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	10,423,575	275,703,567
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,525,078	48,575,573
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	3,016,073	37,791,395

Total Domestic Equity Investment Companies (cost $3,341,483,662)		3,646,158,080

Domestic Fixed Income Investment Companies — 15.2%
Seasons Series Trust SA American Century Inflation Protection Portfolio, Class 1	7,771,264	77,634,927
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	17,256,605	179,986,385
SunAmerica Series Trust SA DFA Ultra Short Bond Portfolio, Class 1	2,887,776	29,686,335
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	7,798,325	94,281,747
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	7,063,402	69,433,240
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,722,201	56,707,008
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	28,262,859	239,669,042
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,890,114	20,072,989
SunAmerica Series Trust SA Wellington Government & Quality Bond Portfolio, Class 1	14,372,810	199,782,066

Total Domestic Fixed Income Investment Companies (cost $1,060,034,081)		967,253,739

International Equity Investment Companies — 9.8%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	10,587,350	91,157,085
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,648,878	23,875,756
SunAmerica Series Trust SA Fidelity Institutional AM International Growth Portfolio, Class 1	4,648,097	75,856,946
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,548,681	76,685,057
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,006,277	16,491,599
SunAmerica Series Trust SA JPMorgan Global Equities Portfolio, Class 1	4,312,074	90,812,285
SunAmerica Series Trust SA Morgan Stanley International Equities Portfolio, Class 1	3,725,180	37,363,558
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	7,764,224	104,739,386
SunAmerica Series Trust SA Putnam International Growth and Income Portfolio, Class 1	10,325,579	107,902,296

Total International Equity Investment Companies (cost $621,748,472)		624,883,968

International Fixed Income Investment Companies — 0.4%
SunAmerica Series Trust SA Goldman Sachs Global Bond Portfolio, Class 1 (cost $31,870,196)	2,775,363	27,281,815

Total Affiliated Registered Investment Companies (cost $5,055,136,411)		5,265,577,602

U.S. CONVERTIBLE BONDS & NOTES — 0.0%
Internet Security — 0.0%
FireEye, Inc. Senior Notes Series A 1.00% due 06/01/2035 (cost $1,559,021)	1,641,000	1,630,342

U.S. GOVERNMENT TREASURIES — 13.2%
United States Treasury Notes — 13.2%
0.63% due 05/15/2030	31,419,100	26,319,633
0.63% due 08/15/2030	33,319,400	27,769,637
0.88% due 11/15/2030	148,843,200	126,278,339
1.13% due 02/15/2031	120,538,200	104,147,830
1.25% due 08/15/2031	155,187,400	134,576,573
1.38% due 11/15/2031	91,046,800	79,623,272
1.50% due 02/15/2030(1)	65,885,000	59,502,391
1.63% due 08/15/2029(1)	17,534,300	16,065,118
1.63% due 05/15/2031	153,911,900	138,514,698
1.75% due 11/15/2029	121,487,200	112,114,652
1.88% due 02/15/2032	21,002,100	19,203,795

Total U.S. Government Treasuries (cost $946,745,253)		844,115,938

OPTIONS—PURCHASED† — 1.3%
Over the Counter Put Options – Purchased(3) (cost $64,059,605)	700,000	85,264,241

Total Long-Term Investment Securities (cost $6,067,500,290)		6,196,588,123

SHORT-TERM INVESTMENT SECURITIES — 3.7%
Registered Investment Companies — 3.7%
AllianceBernstein Government STIF Portfolio, Class AB 0.31%(2) (cost $234,789,679)	234,789,679	234,789,679

TOTAL INVESTMENTS (cost $6,302,289,969)	100.8%	6,431,377,802
Liabilities in excess of other assets	(0.8)	(54,174,532)

NET ASSETS	100.0%	$6,377,203,270

†	Non-income producing security
@

The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of the SunAmerica Series Trust and the Seasons Series Trust, some of which are not presented in this report. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/getprospectus.

#	See Note 2

STIF — Short Term Index Fund

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	The rate shown is the 7-day yield as of April 30, 2022.
(3)	Purchased Options:

Over the Counter Put Options—Purchased

Issue	Counterparty	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation/ (Depreciation)
S&P 500 Index	CitiBank N.A.	September 2022	$3,200	115,000	$475,171,950	$8,743,680	$7,016,353	$(1,727,327)
S&P 500 Index	UBS AG	October 2022	3,650	60,000	247,915,800	5,881,388	8,646,395	2,765,007
S&P 500 Index	CitiBank N.A.	October 2022	3,650	175,000	723,087,750	17,289,177	25,218,652	7,929,475
S&P 500 Index	Goldman Sachs International	November 2022	3,600	160,000	661,108,800	13,275,360	23,805,441	10,530,081
S&P 500 Index	UBS AG	November 2022	3,375	190,000	785,066,700	18,870,000	20,577,400	1,707,400

						$64,059,605	$85,264,241	$21,204,636

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
4,000	Short	S&P 500 E-Mini Index	June 2022	$867,409,588	$825,500,000	$41,909,588

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$5,265,577,602	$—	$—	$5,265,577,602
U.S. Convertible Bonds & Notes	—	1,630,342	—	1,630,342
U.S. Government Treasuries	—	844,115,938	—	844,115,938
Options-Purchased	—	85,264,241	—	85,264,241
Short-Term Investment securities	234,789,679	—	—	234,789,679

Total Investments at Value	$5,500,367,281	$931,010,521	$—	$6,431,377,802

Other Financial Instruments:†
Futures Contracts	$41,909,588	$—	$—	$41,909,588

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

SunAmerica Series Trust

SA VCP Index Allocation Portfolio

PORTFOLIO OF INVESTMENTS — April 30, 2022 —

(unaudited)

Security Description	Shares/ Principal Amount	Value (Note 1)

AFFILIATED REGISTERED INVESTMENT COMPANIES@# — 80.6%
Domestic Equity Investment Companies — 47.8%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	5,530,196	$179,786,660
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,378,477	32,775,420
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,528,134	19,147,514

Total Domestic Equity Investment Companies (cost $185,014,359)		231,709,594

Domestic Fixed Income Investment Companies — 23.3%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,323,574	52,330,731
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,122,911	60,678,049

Total Domestic Fixed Income Investment Companies (cost $123,342,941)		113,008,780

International Equity Investment Companies — 9.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $43,413,813)	3,939,385	46,130,193

Total Affiliated Registered Investment Companies (cost $351,771,113)		390,848,567

OPTIONS - PURCHASED† — 0.3%
Exchanged-Traded Put Option - Purchased(3) (cost $2,097,739)	362	1,373,790

Total Long-Term Investment Securities (cost $353,868,852)		392,222,357

SHORT-TERM INVESTMENT SECURITIES — 19.5%
Registered Investment Companies — 18.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.29%(1)	88,929,169	88,929,169
T. Rowe Price Treasury Reserve Fund 0.31%(1)	1,051	1,051

		88,930,220

U.S. Government Treasuries — 1.2%
United States Treasury Bills 0.17% due 06/23/2022(2)	$5,630,000	5,625,202

Total Short-Term Investment Securities (cost $94,558,840)		94,555,422

TOTAL INVESTMENTS (cost $448,427,692)	100.4%	486,777,779
Liabilities in excess of other assets	(0.4)	(1,974,730)

NET ASSETS	100.0%	$484,803,049

@

The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, www.aig.com/get prospectus.

#	See Note 2
(1)	The rate shown is the 7-day yield as of April 30, 2022.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	Options — Purchased

Exchange-Traded Put Options-Purchased
Issue	Expiration Month	Strike Price	Number of Contracts	Notional Amount*	Premiums Paid	Value at April 30, 2022	Unrealized Appreciation (Depreciation)
S&P 500 Index	June 2022	$3,575	362	$149,575,866	$2,097,739	$1,373,790	$(723,949)

*	Notional amount is calculated by multiplying number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
9	Long	E-Mini Russell 2000 Index	June 2022	$893,260	$837,585	$(55,675)
21	Long	MSCI EAFE Index	June 2022	2,122,876	2,096,430	(26,446)
6	Long	S&P 400 E-Mini Index	June 2022	1,541,567	1,497,060	(44,507)
174	Long	S&P 500 E-Mini Index	June 2022	36,699,027	35,909,250	(789,777)
140	Long	U.S. Treasury 2 Year Notes	June 2022	30,046,417	29,513,750	(532,667)
164	Long	U.S. Treasury 5 Year Notes	June 2022	19,320,676	18,478,187	(842,489)
153	Long	U.S. Treasury 10 Year Notes	June 2022	19,332,688	18,230,906	(1,101,782)
53	Long	U.S. Treasury Long Bonds	June 2022	8,171,887	7,456,438	(715,449)
34	Long	U.S. Ultra Bonds	June 2022	6,252,330	5,454,875	(797,455)

		Unrealized Appreciation (Depreciation)				$(4,906,247)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Portfolio’s net assets as of April 30, 2022 (see Note 1):

	Level 1- Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3- Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$390,848,567	$—	$—	$390,848,567
Options-Purchased	1,373,790	—	—	1,373,790
Short-Term Investment Securities:
Registered Investment Companies	88,930,220	—	—	88,930,220
U.S. Government Treasuries	—	5,625,202	—	5,625,202

Total Investments at Value	$481,152,577	$5,625,202	$—	$486,777,779

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,906,247	$—	$—	$4,906,247

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS—April 30, 2022—(unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.)

Level 3—Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of April 30, 2022, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and a Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities and foreign equity futures contracts, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by a Board-approved loan pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded in the over-the-counter (“OTC”) market are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Portfolios, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments:

Forward Foreign Currency Contracts: During the period, the SA BlackRock VCP Global Multi Asset, SA Goldman Sachs Global Bond, SA JPMorgan Diversified Balanced, SA Putnam International Growth and Income, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used forward currency contracts to attempt to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The SA PIMCO VCP Tactical Balanced and SA Schroders VCP Global Index Allocation Portfolios used forward currency contracts to enhance returns and to hedge currency exposure. In addition, the SA BlackRock VCP Global Multi Asset and SA Goldman Sachs Global Bond Portfolios also used forward currency contracts to enhance returns.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Portfolio of Investments. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Futures: During the period, the SA Federated Hermes Corporate Bond and SA Goldman Sachs Global Bond Portfolios used futures contracts to manage duration and yield curve positioning. The SA Goldman Sachs Multi-Asset Insights and SA Schroders VCP Global Allocation Portfolios used equity index futures contracts to passively replicate exposure to global developed large cap equities, U.S. small cap equities and emerging market equities. In addition, the SA Goldman Sachs Multi-Asset Insights Portfolio used treasury futures to passively replicate exposure to U.S. Treasury bonds, U.S. investment grade credit and U.S. long duration corporate bonds. The SA Franklin Tactical Opportunities Portfolio used futures contracts to increase or decrease exposure to equity and bond markets for tactical and risk management purposes. The SA JPMorgan MFS Core Bond Portfolio used futures contracts to increase or decrease exposure to bond markets, to manage duration and yield curve positioning, and hedge against changes in interest rates. The SA MFS Total Return Portfolio used futures contracts to manage duration and yield curve positioning. The SA BlackRock VCP Global Multi Asset, SA JPMorgan Diversified Balanced, SA JPMorgan Emerging Markets, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation and SA T. Rowe Price VCP Balanced Portfolios used futures contracts to increase or decrease exposure to equity and bond markets and to hedge against changes in interest rates, and prices of bonds. The SA Emerging Markets Equity Index, SA International Index, SA Large Cap Growth Index, SA Large Cap Index, SA Large Cap Value Index, SA Mid Cap Index, SA Schroders VCP Global Allocation, SA Small Cap Index, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used futures contracts to increase or decrease exposure to equity markets. The SA T. Rowe Price Asset Allocation Growth Portfolio used futures contracts to manage duration and hedge against changes in interest rates. In addition, the SA Schroders VCP Global Allocation Portfolio used futures contracts to manage duration.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Options: During the period, the SA BlackRock VCP Global Multi Asset, SA PIMCO VCP Tactical Balanced, SA Schroders VCP Global Allocation, SA T. Rowe Price Asset Allocation Growth, SA T. Rowe Price VCP Balanced, SA VCP Dynamic Allocation, SA VCP Dynamic Strategy and SA VCP Index Allocation Portfolios used options contracts to seek protection against a decline in the value of a Portfolio’s securities or an increase in prices of securities that may be purchased or to generate income. The SA Goldman Sachs Global Bond Portfolio used options contracts to manage exposure to fluctuations in interest rates and to express active views to enhance returns. In addition, the SA PIMCO VCP Tactical Balanced Portfolio also used swaptions as a substitute for physical securities to manage duration exposure and risk, and to enhance returns.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments.

Unlike a bilateral swap contract, for centrally cleared swaps, the Funds have no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, the Funds will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Funds’ basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. The Funds amortize upfront payments and receipts on swap contracts on a daily basis. Net periodic payments made or received by a Funds are included as part of realized gain (loss).

Credit Default Swap Agreements: During the period, the SA Goldman Sachs Global Bond, SA T. Rowe Price Asset Allocation Growth Portfolio, and SA T. Rowe Price VCP Balanced Portfolios used credit default swaps to manage credit risk and to express active credit views to enhance return. The SA Goldman Sachs Multi-Asset Insights Portfolio used investment grade credit default swaps to passively replicate credit spread duration exposure to investment grade credit and U.S. long duration corporate bonds. The SA PIMCO VCP Tactical Balanced Portfolio also used credit default swaps as a substitute for physical securities, to manage credit exposure and risk and to enhance returns.

Credit default swaps generally are contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.

Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index.

The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period for which a Portfolio is the seller of protection, if any, are disclosed on a schedule at the end of each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.

Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Interest Rate Swap Agreements: During the period, the SA Goldman Sachs Global Bond Portfolio used interest rate swap agreements, to manage exposure to fluctuations in interest rates and/or express inflation views to enhance returns. The SA PIMCO VCP Tactical Balanced Portfolio used interest rate swap agreements to adjust portfolio risk and to enhance returns.

Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolios receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into credit default swaps, equity swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss.

Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern certain instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in the Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements.

Note 2. Transactions with Affiliates

As disclosed in the Portfolio of Investments, certain Portfolios owned shares of various SunAmerica Mutual Funds (SunAmerica Series Trust and Seasons Series Trust) and securities issued by American International Group, Inc. (“AIG”) or an affiliate thereof. In addition, the SA BlackRock Multi-Factor 70/30 Portfolio owned 5% or more of the outstanding voting shares of certain companies listed in the Portfolio of Investments. For the period ended April 30, 2022, transactions in these securities were as follows:

SA BlackRock Multi-Factor 70/30 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
iShares U.S. Fixed Income Balanced Risk Factor ETF — Exchange Traded Fund	$97,298	$—	$18,402,820	$3,647,356	$309,942	$(26,651)	$(1,929,993)	$19,783,590

SA Global Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$2,459,267	$93,112	$41,079	$4,207	$(312,592)	$2,202,915
SA Fixed Income Index Portfolio, Class 1	—	—	15,065,856	963,243	274,103	(16,758)	(1,072,278)	14,665,960
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,422,510	707,350	315,342	1,951	(770,549)	17,045,920
SA International Index Portfolio, Class 1	—	—	22,620,183	1,007,088	402,088	66,521	(2,257,340)	21,034,364
SA Large Cap Index Portfolio, Class 1	—	—	22,252,980	824,784	814,680	291,386	(2,122,620)	20,431,850
SA Mid Cap Index Portfolio, Class 1	—	—	5,143,592	197,878	87,899	25,936	(281,263)	4,998,244
SA Small Cap Index Portfolio, Class 1	—	—	1,623,326	68,233	30,310	11,741	(142,818)	1,530,172

	$—	$—	$86,587,714	$3,861,688	$1,965,501	$384,984	$(6,959,460)	$81,909,425

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 75/25 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$4,041,484	$96,891	$45,386	$4,555	$(505,221)	$3,592,323
SA Fixed Income Index Portfolio, Class 1	—	—	8,954,159	552,984	105,963	(2,195)	(643,507)	8,755,478
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	10,321,202	436,544	121,847	2,284	(456,734)	10,181,449
SA International Index Portfolio, Class 1	—	—	26,347,105	928,093	303,214	50,301	(2,589,832)	24,432,453
SA Large Cap Index Portfolio, Class 1	—	—	26,255,613	597,778	1,059,996	396,629	(2,532,788)	23,657,236
SA Mid Cap Index Portfolio, Class 1	—	—	5,896,682	139,681	65,287	15,263	(305,216)	5,681,123
SA Small Cap Index Portfolio, Class 1	—	—	3,209,401	82,167	38,404	7,958	(264,525)	2,996,597

	$—	$—	$85,025,646	$2,834,138	$1,740,097	$474,795	$(7,297,823)	$79,296,659

†	Includes reinvestments of distributions paid.

SA Global Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2022
SunAmerica Series Trust
SA Emerging Market Equity Index Portfolio, Class 1	$—	$—	$15,115,131	$474,094	$100,948	$17,078	$(1,898,532)	$13,606,823
SA Fixed Income Index Portfolio, Class 1	—	—	11,517,186	1,811,904	88,023	(4,691)	(869,443)	12,366,933
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,280,738	1,466,946	99,656	(2,287)	(604,454)	14,041,287
SA International Index Portfolio, Class 1	—	—	121,496,687	5,866,241	844,775	72,462	(11,909,612)	114,681,003
SA Large Cap Index Portfolio, Class 1	—	—	109,836,782	3,336,296	5,010,442	1,666,867	(10,611,156)	99,218,347
SA Mid Cap Index Portfolio, Class 1	—	—	27,462,268	878,092	187,057	41,034	(1,405,410)	26,788,927
SA Small Cap Index Portfolio, Class 1	—	—	14,874,545	501,767	106,890	20,121	(1,220,131)	14,069,412

	$—	$—	$313,583,337	$14,335,340	$6,437,791	$1,810,584	$(28,518,738)	$294,772,732

SA Index Allocation 60/40 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
SunAmerica Series Trust
SA Large Cap Index Portfolio, Class 1	$—	$—	$103,031,073	$2,236,824	$4,112,233	$1,361,129	$(9,738,178)	$92,778,615
SA Mid Cap Index Portfolio, Class 1	—	—	13,609,184	308,945	139,875	26,475	(691,685)	13,113,044
SA Small Cap Index Portfolio, Class 1	—	—	11,337,164	723,403	123,783	21,159	(968,698)	10,989,245
SA Fixed Income Index Portfolio, Class 1	—	—	41,497,300	2,486,596	447,169	7,597	(2,996,950)	40,547,374
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	47,946,787	2,136,187	514,733	14,791	(2,131,508)	47,451,524
SA International Index Portfolio, Class 1	—	—	22,890,553	676,103	237,868	20,662	(2,213,259)	21,136,191

	$—	$—	$240,312,061	$8,568,058	$5,575,661	$1,451,813	$(18,740,278)	$226,015,993

†	Includes reinvestments of distributions paid.

SA Index Allocation 80/20 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$37,475,083	$3,451,961	$324,704	$(676)	$(2,755,270)	$37,846,394
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	43,269,656	2,887,825	370,713	11,872	(1,948,294)	43,850,346
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	65,983,077	2,793,211	541,795	30,348	(6,427,538)	61,837,303
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	243,121,047	5,546,695	8,287,156	2,796,477	(22,597,401)	220,579,662
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	48,651,092	1,152,900	392,397	74,649	(2,457,586)	47,028,658
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	21,864,671	1,443,820	185,093	46,419	(1,880,384)	21,289,433

	$—	$—	$460,364,626	$17,276,412	$10,101,858	$2,959,089	$(38,066,473)	$432,431,796

†	Includes reinvestments of distributions paid.

SA Index Allocation 90/10 Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$44,613,658	$7,446,404	$222,400	$(11,436)	$(3,401,962)	$48,424,264
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	51,171,954	6,512,225	251,069	496	(2,365,017)	55,068,589
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	233,621,159	12,757,515	1,052,293	42,286	(23,072,138)	222,296,529
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	711,038,227	16,980,814	23,401,143	8,032,114	(66,156,468)	646,493,544
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	127,781,049	3,214,784	568,545	129,023	(6,443,437)	124,112,874
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	58,505,440	3,816,406	268,182	73,320	(5,002,253)	57,124,731

	$—	$—	$1,226,731,487	$50,728,148	$25,763,632	$8,265,803	$(106,441,275)	$1,153,520,531

†	Includes reinvestments of distributions paid.

Large Cap Index

Security	Income	Capital Gain Distributions Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at April 30, 2022
American International Group, Inc. - Common Stock	$22,841	$—	$4,122,022	$11,292	$114,523	$20,039	$35,397	$4,074,227

SA Large Cap Value Index Portfolio

Security	Income	Capital Gain Distributions Received	Value at January 31, 2022	Cost of Purchases	Proceeds of Sales	Realized Gain/Loss	Change in Unrealized Gain (Loss)	Value at April 30, 2022
American International Group, Inc. - Common Stock	$4,785	$—	$891,371	$3,052	$29,596	$2,506	$10,551	$877,884

SA VCP Dynamic Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$373,398,904	$20,588,676	$11,372,370	$(1,230,310)	$(51,048,082)	$330,336,818
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	17,504,170	41,070	793,421	(36,185)	(1,503,485)	15,212,149
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	57,520,351	82,140	1,586,842	(28,651)	(572,577)	55,414,421
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	36,923,160	54,759	2,147,215	93,119	(4,472,145)	30,451,678
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	269,474,129	397,014	7,669,738	(220,767)	(21,728,288)	240,252,350
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	45,158,192	68,452	1,322,369	258,268	(885,340)	43,277,203
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	195,739,657	273,803	13,370,797	2,231,567	(23,973,726)	160,900,504
SA Fixed Income Index Portfolio, Class 1	—	—	131,123,424	205,353	3,967,106	88,680	(9,121,047)	118,329,304
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	117,987,026	191,661	3,702,632	55,438	(5,095,650)	109,435,843
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	303,834,466	410,704	7,934,212	1,903,855	(12,189,692)	286,025,121
SA Franklin Small Company Value Portfolio, Class 1	—	—	93,709,463	136,902	2,644,737	(158,358)	(6,275,168)	84,768,102
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	76,411,577	102,676	3,983,553	991,179	(4,132,020)	69,389,859
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	32,975,045	54,761	1,057,895	(57,283)	(3,410,239)	28,504,389
SA International Index Portfolio, Class 1	—	—	98,087,974	136,902	5,644,737	1,098,604	(10,072,381)	83,606,362
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	106,164,257	191,662	3,702,632	536,082	(17,006,198)	86,183,171
SA Janus Focused Growth Portfolio, Class 1	—	—	121,364,704	5,691,660	3,702,632	861,702	(20,253,026)	103,962,408
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	27,930,577	7,761,606	1,100,811	404,226	(5,433,839)	29,561,759
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	397,294,727	540,761	10,446,712	2,496,669	(19,138,450)	370,746,995
SA JPMorgan Global Equities Portfolio, Class 1	—	—	173,898,026	246,422	11,260,527	1,513,019	(15,275,233)	149,121,707
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	634,462,372	972,000	18,777,635	(579,806)	(43,234,810)	572,842,121
SA JPMorgan Mid-Cap Growth Portfolio, Class 1	—	—	115,840,860	191,661	3,702,632	485,884	(11,595,552)	101,220,221
SA Large Cap Growth Index Portfolio, Class 1	—	—	174,382,372	260,113	5,025,001	2,142,051	(24,018,233)	147,741,302
SA Large Cap Index Portfolio, Class 1	—	—	1,187,463,235	1,663,351	78,133,558	39,045,725	(131,475,027)	1,018,563,726
SA Large Cap Value Index Portfolio, Class 1	—	—	141,664,687	191,662	3,702,632	822,705	(5,691,083)	133,285,339
SA MFS Blue Chip Growth Portfolio, Class 1	—	—	334,346,886	499,690	9,653,291	3,285,593	(46,864,664)	281,614,214
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	340,495,097	499,689	9,653,291	2,186,502	(29,521,797)	304,006,200
SA Mid Cap Index Portfolio, Class 1	—	—	66,486,867	102,676	1,983,553	600,044	(3,724,683)	61,481,351
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	168,804,260	239,578	9,628,290	1,783,885	(17,819,895)	143,379,538
SA PIMCO RAE International Value Portfolio, Class 1	—	—	95,627,446	109,522	27,897,113	447,987	(6,190,651)	62,097,191
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	52,921,012	75,296	1,454,606	(13,234)	(2,851,579)	48,676,889
SA Putnam International Growth and Income Portfolio, Class 1	—	—	36,817,000	35,123,211	2,217,618	(159,060)	(5,972,643)	63,590,890
SA Small Cap Index Portfolio, Class 1	—	—	72,570,478	116,367	2,248,027	560,495	(6,116,115)	64,883,198
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	148,674,367	8,273,805	5,289,475	121,280	(27,039,899)	124,740,078
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	601,913,953	937,774	18,116,450	(1,481,223)	(42,680,191)	540,573,863
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	—	—	173,803,721	12,773,803	5,289,475	243,400	(4,205,516)	177,325,933
SA Columbia Focused Value Portfolio, Class 1	—	—	212,924,874	287,493	5,553,948	1,314,045	(8,694,682)	200,277,782
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	581,580,945	917,240	17,719,740	(1,323,670)	(44,584,646)	518,870,129
SA Multi-Managed International Equity Portfolio, Class 1	—	—	181,795,706	273,803	5,289,475	654,977	(19,430,201)	158,004,810
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	188,656,147	5,314,873	6,082,896	(1,224,302)	(31,102,308)	155,561,514
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	359,439,999	479,157	13,256,581	(201,687)	(11,149,313)	335,311,575
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	83,613,809	136,901	2,644,737	(104,395)	(10,554,527)	70,447,051
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	129,954,135	177,971	3,438,158	735,340	(4,336,497)	123,092,791
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	77,080,869	116,367	2,248,027	16,713	(5,082,322)	69,883,600
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	289,876,897	7,979,155	9,256,581	157,102	(54,722,092)	234,034,481

	$—	$—	$9,127,697,823	$114,890,142	$365,673,728	$60,317,205	$(830,245,512)	$8,106,985,930

†	Includes reinvestments of distributions paid.

SA VCP Dynamic Strategy Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	$—	$—	$220,833,151	$6,500,000	$7,682,259	$2,630,546	$(32,610,425)	$189,671,013
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	122,234,213	—	3,789,915	(257,807)	(10,593,202)	107,593,289
SA DFA Ultra Short Bond Portfolio, Class 1	—	—	31,034,751	—	1,024,300	(21,307)	(302,809)	29,686,335
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	28,148,330	—	870,793	30,074	(3,431,855)	23,875,756
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	106,834,647	—	3,892,344	(112,926)	(8,547,630)	94,281,747
SA Fidelity Institutional AM Real Estate Portfolio, Class 1	—	—	30,633,913	—	1,024,302	205,466	(621,047)	29,194,030
SA Fidelity Institutional International Growth Portfolio, Class 1	—	—	89,345,188	—	3,277,763	499,303	(10,709,782)	75,856,946
SA Fixed Income Index Portfolio, Class 1	—	—	77,629,037	—	2,868,044	59,293	(5,387,046)	69,433,240
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,375,969	—	2,048,602	27,471	(2,647,830)	56,707,008
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	250,165,668	—	14,091,979	3,341,224	(11,574,256)	227,840,657
SA Franklin Small Company Value Portfolio, Class 1	—	—	36,184,764	—	1,229,161	(98,616)	(2,368,786)	32,488,201
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	158,193,182	—	9,326,366	(250,374)	(5,012,269)	143,604,173
SA Franklin U.S. Equity Smart Beta Portfolio, Class 1	—	—	66,121,884	—	2,253,463	562,065	(3,300,424)	61,130,062
SA Goldman Sachs Global Bond Portfolio, Class 1	—	—	31,847,383	—	1,229,161	(111,125)	(3,225,282)	27,281,815
SA International Index Portfolio, Class 1	—	—	84,903,682	3,000,000	3,072,904	612,859	(8,758,580)	76,685,057
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	22,358,894	—	921,871	(104,077)	(3,345,435)	17,987,511
SA Invesco Main Street Large Cap Portfolio, Class 1	—	—	308,911,075	—	10,447,873	3,120,565	(31,308,298)	270,275,469
SA Janus Focused Growth Portfolio, Class 1	—	—	175,857,355	12,500,000	6,453,097	2,882,700	(31,382,298)	153,404,660
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	14,582,363	5,500,000	768,088	(66,720)	(2,755,956)	16,491,599
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	303,273,548	—	17,628,431	4,740,355	(17,145,262)	273,240,210
SA JPMorgan Global Equities Portfolio, Class 1	—	—	102,708,815	—	3,482,625	396,294	(8,810,199)	90,812,285
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	268,143,780	—	10,038,151	(255,856)	(18,180,731)	239,669,042
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	66,800,970	—	2,560,754	500,687	(6,852,396)	57,888,507
SA Large Cap Growth Index Portfolio, Class 1	—	—	101,882,176	—	3,277,764	1,406,609	(14,124,366)	85,886,655
SA Large Cap Index Portfolio, Class 1	—	—	625,280,090	—	25,486,023	12,693,030	(62,417,753)	550,069,344
SA Large Cap Value Index Portfolio, Class 1	—	—	145,524,810	—	6,211,785	1,353,923	(6,303,804)	134,363,144
SA MFS Blue Chip Growth, Class 1	—	—	183,293,793	1,000,000	6,248,237	570,698	(24,379,402)	154,236,852
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	314,841,582	—	14,243,012	3,783,199	(28,678,202)	275,703,567
SA Mid Cap Index Portfolio, Class 1	—	—	53,083,881	—	2,048,603	596,621	(3,056,326)	48,575,573
SA Morgan Stanley International Equities Portfolio, Class 1	—	—	43,034,984	—	1,536,452	(31,988)	(4,102,986)	37,363,558
SA PIMCO RAE International Value Portfolio, Class 1	—	—	136,493,229	—	22,671,935	1,539,878	(10,621,786)	104,739,386
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	21,975,278	—	717,011	(31,433)	(1,153,845)	20,072,989
SA Putnam International Growth and Income Portfolio, Class 1	—	—	113,783,739	10,000,000	4,329,766	604,058	(12,155,735)	107,902,296
SA Small Cap Index Portfolio, Class 1	—	—	42,660,729	—	1,638,881	401,761	(3,632,214)	37,791,395
SA Wellington Government & Quality Bond Portfolio, Class 1	—	—	224,916,211	—	8,706,561	(299,118)	(16,128,466)	199,782,066
Seasons Series Trust
SA American Century Inflation Protection Portfolio, Class 1	—	—	76,632,842	5,500,000	2,765,613	151,608	(1,883,910)	77,634,927
SA Columbia Focused Value Portfolio, Class 1	—	—	100,184,257	—	5,175,334	1,358,401	(4,659,117)	91,708,207
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	203,682,960	—	7,682,258	(578,007)	(15,436,310)	179,986,385
SA Multi-Managed International Equity Portfolio, Class 1	—	—	105,718,836	—	3,687,484	721,713	(11,595,980)	91,157,085
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	188,916,653	15,500,000	7,272,538	(590,302)	(32,410,478)	164,143,335
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	333,196,326	—	25,755,162	2,822,638	(13,124,655)	297,139,147
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	78,203,122	—	2,970,473	(316,783)	(9,581,658)	65,334,208
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	55,138,840	—	1,741,312	248,218	(1,756,274)	51,889,472
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	113,094,513	—	3,687,485	683,735	(8,069,722)	102,021,041
SA T. Rowe Price Growth Stock Portfolio, Class 1	—	—	24,537,648	4,500,000	1,024,301	(500,853)	(4,534,136)	22,978,358

	$—	$—	$5,944,199,061	$64,000,000	$268,860,236	$44,917,700	$(518,678,923)	$5,265,577,602

†	Includes reinvestments of distributions paid.

SA VCP Index Allocation Portfolio

Security	Income	Capital Gain Distribution Received	Value at January 31, 2022	Cost of Purchases†	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Value at April 30, 2022
SunAmerica Series Trust
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	$—	$—	$53,241,396	$3,564,258	$609,531	$(11,733)	$(3,853,659)	$52,330,731
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	61,460,338	2,634,367	697,273	9,167	(2,728,550)	60,678,049
SunAmerica Series Trust SA International Index Portfolio, Class 1	—	—	50,145,284	1,343,615	549,522	84,678	(4,893,862)	46,130,193
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	—	—	201,169,418	2,807,136	7,931,279	2,669,446	(18,928,061)	179,786,660
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	—	—	34,310,635	497,293	369,505	88,078	(1,751,081)	32,775,420
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	—	—	19,922,762	1,105,088	226,690	48,553	(1,702,199)	19,147,514

	$—	$—	$420,249,833	$11,951,757	$10,383,800	$2,888,189	$(33,857,412)	$390,848,567

†	Includes reinvestments of distributions paid.

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semi-Annual Reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.